UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-21779

JOHN HANCOCK FUNDS II

(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210

(Address of principal executive offices)	(Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end: August 31
Date of reporting period: May 31, 2018

Item 1. Schedule of Investments.

John Hancock

Alternative Asset Allocation Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Affiliated investment companies (A) 81.7%		$560,193,397
(Cost $566,479,478)
Absolute return strategies 20.4%		140,111,976
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (B)	6,153,900	56,185,109
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (B)	8,276,811	83,926,867
Alternative investment approaches 45.7%		313,466,859
Redwood, Class NAV, JHF II (Boston Partners) (B)	6,998,800	77,056,792
Seaport Long/Short, Class NAV, JHIT (Wellington)	4,572,837	52,587,626
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	7,913,142	75,412,240
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (C)(D)	7,787,894	81,539,250
Technical Opportunities, Class NAV, JHF II (Wellington)	2,014,314	26,870,951
Alternative markets 11.3%		77,329,546
Enduring Assets, Class NAV, JHIT (Wellington)	2,351,869	28,387,058
Global Income, Class NAV, JHF II (Stone Harbor)	3,020,603	27,427,075
Real Return Bond, Class NAV, JHF II (PIMCO)	1,963,085	21,515,413
Other affiliated investments 4.3%		29,285,016

Touchstone Merger Arbitrage Fund, Class I (E)	2,789,049	29,285,016
Unaffiliated investment companies 16.3%		$112,076,364
(Cost $106,898,357)
Absolute return strategies 5.7%		38,928,430
The Arbitrage Fund, Class I	2,987,600	38,928,430
Alternative markets 10.6%		73,147,934
Credit Suisse Managed Futures Strategy Fund (B)	1,699,000	16,616,224
Energy Select Sector SPDR Fund	59,011	4,486,016
Financial Select Sector SPDR Fund	236,933	6,439,839
PowerShares DB Commodity Index Tracking Fund	492,508	8,879,919
PowerShares DB Energy Fund (B)	246,327	4,128,441
PowerShares DB Gold Fund (B)	191,865	7,874,140
SPDR S&P Global Natural Resources ETF	82,577	4,236,200
VanEck Vectors Gold Miners ETF	56,287	1,257,452
Vanguard Global ex-U.S. Real Estate ETF	95,091	5,742,545
Vanguard Industrials ETF (F)	17,393	2,432,933
Vanguard Real Estate ETF (F)	140,122	11,054,225

	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$11,044,843
(Cost $11,044,840)
John Hancock Collateral Trust (G)	1.8769(H)	1,103,987	11,044,843

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%				$12,356,714
(Cost $12,356,462)
U.S. Government 1.8%				12,130,468
U.S. Treasury Bill	1.626	06-14-18	5,000,000	4,997,165
U.S. Treasury Bill	1.631	06-14-18	3,500,000	3,498,016
U.S. Treasury Bill	1.650	06-14-18	250,000	249,858
U.S. Treasury Bill	1.868	08-23-18	3,400,000	3,385,429

	Yield (%)	Shares	Value
Money market funds 0.0%			226,246

State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(H)	226,246	226,246

2	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Total investments (Cost $696,779,137) 101.4%	$695,671,318
Other assets and liabilities, net (1.4)%	(9,862,364)
Total net assets 100.0%	$685,808,954

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
JHIT	John Hancock Investment Trust
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	Non-income producing.
(C)	The subadvisor is an affiliate of the advisor.
(D)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(E)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Note's to fund's investments.
(F)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $10,829,741.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(H)	The rate shown is the annualized seven-day yield as of 5-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Affiliated Underlying Funds' Subadvisors
Boston Partners Global Investors, Inc.	(Boston Partners)
First Quadrant LP	(First Quadrant)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Standard Life Investment, (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company LLP	(Wellington)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND	3

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
S&P 500 Index E-Mini Futures	62	Short	Jun 2018	$(8,573,815)	$(8,387,050)	$186,765
						$186,765
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	6,500,000	NOK	39,269,094	State Street Bank and Trust Company	6/20/2018	$213,599	—
NOK	38,393,219	CAD	6,500,000	Goldman Sachs Bank USA	6/20/2018	—	$(320,705)
						$213,599	$(320,705)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
NOK	Norwegian Krone
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK ALTERNATIVE ASSET ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds, including John Hancock Collateral Trust, and/or other open-end management investment companies, other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above, except for U.S. Treasury Bills and forward foreign currency contracts, which are categorized as Level 2.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of short futures contracts subjects the fund to unlimited risk of loss.

During the period ended May 31, 2018, the fund used futures contracts to manage against anticipated changes in securities markets.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to manage currency exposure.

       5

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying funds' net assets.

Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Absolute Return Currency	6,693,122	889,666	(1,428,888)	6,153,900	—	—	($830,419)	($1,603,156)	$56,185,109
Enduring Assets	2,530,440	166,501	(345,072)	2,351,869	$391,512	$97,985	361,980	(1,108,454)	28,387,058
Global Absolute Return Strategies	9,345,070	83,490	(1,151,749)	8,276,811	—	—	(933,041)	(843,912)	83,926,867
Global Income	3,091,756	173,125	(244,278)	3,020,603	1,159,867	—	(176,783)	(1,301,519)	27,427,075
Global Real Estate	1,194,848	68,961	(1,263,809)	—	176,507	—	(10,007)	(264,793)	—
John Hancock Collateral Trust	—	4,166,073	(3,062,086)	1,103,987	—	—	(2,437)	3	11,044,843
Natural Resources	406,313	35,476	(441,789)	—	72,026	—	824,660	(270,963)	—
Real Return Bond	2,039,545	60,736	(137,196)	1,963,085	338,918	—	(47,483)	(397,312)	21,515,413
Redwood	7,709,344	220,973	(931,517)	6,998,800	—	—	(606,038)	2,731,949	77,056,792
Seaport Long/Short	4,796,638	460,744	(684,545)	4,572,837	—	4,319,289	837,297	(3,012,721)	52,587,626
Short Duration Credit Opportunities	8,465,142	320,234	(872,234)	7,913,142	2,198,803	—	(506,548)	(1,084,722)	75,412,240
Strategic Income Opportunities	8,298,123	361,444	(871,673)	7,787,894	2,268,800	—	(182,386)	(3,463,172)	81,539,250
Technical Opportunities	2,137,937	462,610	(586,233)	2,014,314	82,740	4,507,332	(406,746)	197,064	26,870,951
					$6,689,173	$8,924,606	($1,677,951)	($10,421,708)	$541,953,224

Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the period ended May 31, 2018, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Touchstone Merger Arbitrage Fund	2,759,657	152,491	(123,099)	2,789,049	—	$1,611,838	($34,067)	($1,922,361)	$29,285,016

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	345Q3	05/18
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund.		7/18

John Hancock

Blue Chip Growth Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 99.5%		$2,964,315,109
(Cost $1,229,989,385)
Consumer discretionary 22.2%		662,959,353
Auto components 0.3%
Aptiv PLC	90,200	8,794,500
Automobiles 0.8%
Ferrari NV	46,280	6,078,878
Tesla, Inc. (A)(B)	65,118	18,541,048
Hotels, restaurants and leisure 3.1%
Hilton Worldwide Holdings, Inc.	113,824	9,186,735
Marriott International, Inc., Class A	215,421	29,159,387
McDonald's Corp.	14,400	2,304,144
Norwegian Cruise Line Holdings, Ltd. (A)	114,300	5,982,462
Royal Caribbean Cruises, Ltd.	127,500	13,384,953
Wynn Resorts, Ltd.	78,931	15,471,265
Yum! Brands, Inc.	191,170	15,547,856
Internet and direct marketing retail 16.0%
Amazon.com, Inc. (A)	187,739	305,943,229
Booking Holdings, Inc. (A)	59,116	124,670,915
Ctrip.com International, Ltd., ADR (A)	60,300	2,718,927
Netflix, Inc. (A)	127,128	44,698,205
Multiline retail 0.6%
Dollar General Corp.	215,819	18,879,846
Specialty retail 1.4%
O'Reilly Automotive, Inc. (A)	1,856	500,025
Ross Stores, Inc.	271,800	21,439,584
The Home Depot, Inc.	94,900	17,703,595
Ulta Beauty, Inc. (A)	7,913	1,953,799
Consumer staples 0.1%		4,309,551
Beverages 0.1%
Constellation Brands, Inc., Class A	10,645	2,374,687
Monster Beverage Corp. (A)	7,500	383,700
Food and staples retailing 0.0%
Costco Wholesale Corp.	6,300	1,248,912
Tobacco 0.0%
Philip Morris International, Inc.	3,800	302,252
Financials 9.2%		274,165,140
Banks 0.9%
Citigroup, Inc.	28,909	1,927,941
JPMorgan Chase & Co.	232,800	24,911,928
Capital markets 6.7%
Ameriprise Financial, Inc.	3,289	455,954
Intercontinental Exchange, Inc.	365,622	25,918,944
Morgan Stanley	1,109,859	55,648,330
Northern Trust Corp.	14,700	1,507,044
Raymond James Financial, Inc.	42,413	4,095,399
S&P Global, Inc.	66,700	13,173,250
State Street Corp.	238,829	22,953,855
TD Ameritrade Holding Corp.	840,693	49,769,026
The Bank of New York Mellon Corp.	55,890	3,059,978
The Charles Schwab Corp.	416,293	23,154,217
2	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance 1.6%
American International Group, Inc.	108,200	$5,711,878
Chubb, Ltd.	29,977	3,917,694
Marsh & McLennan Companies, Inc.	75,939	6,103,217
The Progressive Corp.	154,000	9,561,860
Willis Towers Watson PLC	147,500	22,294,625
Health care 15.3%		455,145,760
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. (A)	253,734	29,466,129
Biogen, Inc. (A)	519	152,565
Celgene Corp. (A)	7,908	622,201
Vertex Pharmaceuticals, Inc. (A)	301,400	46,415,600
Health care equipment and supplies 5.9%
Abbott Laboratories	61,825	3,804,092
Becton, Dickinson and Company	222,351	49,270,758
Danaher Corp.	314,200	31,193,776
Intuitive Surgical, Inc. (A)	92,274	42,415,590
Stryker Corp.	288,121	50,138,816
Health care providers and services 5.6%
Aetna, Inc.	2,419	426,058
Anthem, Inc.	137,515	30,448,571
Centene Corp. (A)	55,857	6,544,206
Cigna Corp.	156,328	26,477,273
Humana, Inc.	61,097	17,778,005
UnitedHealth Group, Inc.	345,925	83,544,347
Life sciences tools and services 1.0%
Agilent Technologies, Inc.	6,200	383,904
Illumina, Inc. (A)	1,544	420,647
Thermo Fisher Scientific, Inc.	145,524	30,308,283
Pharmaceuticals 0.2%
Merck & Company, Inc.	42,938	2,556,099
Zoetis, Inc.	33,200	2,778,840
Industrials 9.1%		271,486,037
Aerospace and defense 4.4%
Harris Corp.	67,400	10,141,678
Northrop Grumman Corp.	48,800	15,969,800
Textron, Inc.	39,912	2,657,341
The Boeing Company	290,700	102,372,912
Air freight and logistics 0.0%
FedEx Corp.	2,800	697,536
Airlines 1.8%
Alaska Air Group, Inc.	100,900	6,135,729
American Airlines Group, Inc.	705,421	30,714,030
Delta Air Lines, Inc.	233,930	12,643,917
United Continental Holdings, Inc. (A)	63,200	4,398,088
Commercial services and supplies 0.2%
Cintas Corp.	30,100	5,485,725
Industrial conglomerates 1.4%
Honeywell International, Inc.	155,300	22,970,423
Roper Technologies, Inc.	66,400	18,312,456
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	3

	Shares	Value
Industrials (continued)
Machinery 0.6%
Fortive Corp.	147,637	$10,731,734
Stanley Black & Decker, Inc.	44,800	6,237,952
Professional services 0.2%
CoStar Group, Inc. (A)	14,600	5,565,812
IHS Markit, Ltd. (A)	8,147	401,484
Road and rail 0.5%
Canadian Pacific Railway, Ltd.	30,500	5,880,095
CSX Corp.	137,866	8,913,037
Union Pacific Corp.	8,800	1,256,288
Information technology 42.4%		1,263,204,609
Electronic equipment, instruments and components 0.0%
Corning, Inc.	16,400	445,588
Internet software and services 16.7%
Alibaba Group Holding, Ltd., ADR (A)	571,944	113,250,631
Alphabet, Inc., Class A (A)	45,884	50,472,400
Alphabet, Inc., Class C (A)	107,929	117,101,886
Facebook, Inc., Class A (A)	825,465	158,307,678
Tencent Holdings, Ltd.	1,140,700	58,235,151
IT services 10.3%
Fidelity National Information Services, Inc.	139,800	14,290,356
Fiserv, Inc. (A)	349,220	25,353,372
FleetCor Technologies, Inc. (A)	54,000	10,764,900
Global Payments, Inc.	228,800	25,433,408
Mastercard, Inc., Class A	439,954	83,644,054
PayPal Holdings, Inc. (A)	469,300	38,515,451
Visa, Inc., Class A	745,849	97,497,381
Worldpay, Inc., Class A (A)	122,991	9,774,095
Semiconductors and semiconductor equipment 2.3%
ASML Holding NV (B)	21,000	4,129,650
Broadcom, Inc.	80,800	20,367,256
Lam Research Corp.	8,323	1,649,452
Maxim Integrated Products, Inc.	162,100	9,507,165
Microchip Technology, Inc.	126,300	12,299,094
Texas Instruments, Inc.	179,155	20,049,236
Xilinx, Inc.	8,300	565,313
Software 12.5%
Activision Blizzard, Inc.	129,743	9,200,076
Electronic Arts, Inc. (A)	155,600	20,369,596
Intuit, Inc.	206,993	41,729,789
Microsoft Corp.	1,419,900	140,342,916
Red Hat, Inc. (A)	181,003	29,398,507
salesforce.com, Inc. (A)	469,821	60,761,950
ServiceNow, Inc. (A)	282,079	50,100,051
Symantec Corp.	55,800	1,159,524
VMware, Inc., Class A (A)	3,476	477,880
Workday, Inc., Class A (A)	145,700	19,080,872
Technology hardware, storage and peripherals 0.6%
Apple, Inc.	101,300	18,929,931
4	JOHN HANCOCK BLUE CHIP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials 0.6%		$16,491,566
Chemicals 0.5%
DowDuPont, Inc.	97,320	6,239,185
The Sherwin-Williams Company	23,600	8,950,300
Containers and packaging 0.1%
Ball Corp.	35,239	1,302,081
Real estate 0.3%		7,598,657
Equity real estate investment trusts 0.3%
American Tower Corp.	51,927	7,185,139
Equinix, Inc.	1,042	413,518
Utilities 0.3%		8,954,436
Electric utilities 0.2%
NextEra Energy, Inc.	38,300	6,350,523
Multi-utilities 0.1%
Sempra Energy	24,443	2,603,913

	Yield (%)	Shares	Value
Securities lending collateral 0.7%			$20,549,094
(Cost $20,545,827)
John Hancock Collateral Trust (C)	1.8769(D)	2,053,985	20,549,094
Short-term investments 0.5%			$15,221,902
(Cost $15,221,902)
Money market funds 0.5%			15,221,902
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(D)	504,598	504,598
T. Rowe Price Government Reserve Fund	1.7588(D)	14,717,304	14,717,304

Total investments (Cost $1,265,757,114) 100.7%	$3,000,086,105
Other assets and liabilities, net (0.7%)	(20,473,914)
Total net assets 100.0%	$2,979,612,191

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $20,142,382.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BLUE CHIP GROWTH FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor valued at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$662,959,353	$662,959,353	—	—
Consumer staples	4,309,551	4,309,551	—	—
Financials	274,165,140	274,165,140	—	—
Health care	455,145,760	455,145,760	—	—
Industrials	271,486,037	271,486,037	—	—
Information technology	1,263,204,609	1,204,969,458	$58,235,151	—
Materials	16,491,566	16,491,566	—	—
Real estate	7,598,657	7,598,657	—	—
Utilities	8,954,436	8,954,436	—	—
Securities lending collateral	20,549,094	20,549,094	—	—
Short-term investments	15,221,902	15,221,902	—	—
Total investments in securities	$3,000,086,105	$2,941,850,954	$58,235,151	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	457Q3	05/18
This report is for the information of the shareholders of John Hancock Blue Chip Growth Fund.		7/18

John Hancock

Emerging Markets Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 97.0%		$1,100,163,750
(Cost $813,419,443)
Australia 0.0%		415,705
MMG, Ltd. (A)	576,000	415,705
Brazil 5.1%		57,571,244
AES Tiete Energia SA	112,090	299,879
AES Tiete Energia SA	83	46
Aliansce Shopping Centers SA	42,849	174,403
Alupar Investimento SA	54,150	227,030
Ambev SA	79,500	419,643
Ambev SA, ADR	623,359	3,278,868
Anima Holding SA	9,500	47,658
Arezzo Industria e Comercio SA	22,591	258,939
B2W Cia Digital (A)	50,320	342,158
B3 SA - Brasil Bolsa Balcao	238,688	1,394,176
Banco Bradesco SA	145,466	1,017,189
Banco do Brasil SA	71,161	579,347
Banco Santander Brasil SA	34,900	316,093
BB Seguridade Participacoes SA	115,029	804,432
BR Malls Participacoes SA (A)	303,104	836,750
BR Properties SA	43,824	90,038
Brasil Brokers Participacoes SA (A)	142,608	16,033
BrasilAgro - Co Brasileira de Propriedades Agricolas	11,916	43,103
Braskem SA, ADR (B)	27,544	659,679
BRF SA (A)	35,753	205,513
CCR SA	304,555	842,312
Centrais Eletricas Brasileiras SA (A)	30,700	120,399
Cia Brasileira de Distribuicao, ADR (B)	4,802	101,418
Cia de Locacao das Americas	14,900	97,214
Cia de Saneamento Basico do Estado de Sao Paulo	83,692	586,298
Cia de Saneamento de Minas Gerais-COPASA	24,635	285,362
Cia de Saneamento do Parana	2,413	32,421
Cia Energetica de Minas Gerais	24,004	45,073
Cia Hering	35,735	162,715
Cia Paranaense de Energia	8,800	47,016
Cia Paranaense de Energia, ADR	7,367	46,117
Cia Siderurgica Nacional SA (A)	27,520	56,844
Cia Siderurgica Nacional SA, ADR (A)	229,187	462,958
Cielo SA	241,920	1,100,131
Construtora Tenda SA (A)	25,333	169,387
Cosan Logistica SA (A)	113,884	306,760
Cosan SA Industria e Comercio	34,444	358,299
CSU Cardsystem SA	9,221	16,814
CVC Brasil Operadora e Agencia de Viagens SA	43,702	598,245
Cyrela Brazil Realty SA Empreendimentos e Participacoes	120,795	378,808
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	6,359
Dimed SA Distribuidora da Medicamentos	300	30,507
Direcional Engenharia SA (A)	42,025	71,211
Duratex SA	146,838	383,924
EcoRodovias Infraestrutura e Logistica SA	87,516	185,392
EDP - Energias do Brasil SA	110,767	393,355
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA (A)	32,048	301,159
Embraer SA	163,768	986,525
2	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Embraer SA, ADR	4,646	$111,783
Energisa SA	50,351	406,744
Eneva SA (A)	8,100	28,286
Engie Brasil Energia SA	38,935	386,311
Equatorial Energia SA	73,437	1,197,562
Estacio Participacoes SA	211,530	1,425,641
Eternit SA (A)	61,398	7,413
Even Construtora e Incorporadora SA (A)	83,357	93,676
Ez Tec Empreendimentos e Participacoes SA	23,648	114,174
Fibria Celulose SA, ADR	33,340	616,790
Fleury SA	75,365	497,488
Fras-Le SA	8,100	11,464
Gafisa SA (A)	23,344	76,942
Gerdau SA	47,328	145,355
Gerdau SA, ADR (B)	128,835	506,322
Gol Linhas Aereas Inteligentes SA, ADR (A)	4,265	30,068
Grendene SA	14,201	88,818
Guararapes Confeccoes SA	3,494	102,105
Helbor Empreendimentos SA (A)	67,745	19,457
Hypera SA	37,632	284,293
Iguatemi Empresa de Shopping Centers SA	13,600	114,592
Industrias Romi SA	4,700	7,249
International Meal Company Alimentacao SA	65,500	129,216
Iochpe Maxion SA	59,721	380,725
Itau Unibanco Holding SA	68,334	700,686
JBS SA	300,739	720,923
JHSF Participacoes SA (A)	31,500	9,900
JSL SA (A)	44,200	63,121
Kepler Weber SA (A)	7,800	19,844
Klabin SA	82,018	461,585
Kroton Educacional SA	165,613	479,869
Light SA	32,703	108,350
Linx SA	19,800	100,862
Localiza Rent a Car SA	135,423	898,609
Lojas Americanas SA	12,680	45,896
Lojas Renner SA	214,051	1,702,848
M Dias Branco SA	12,887	145,263
Magazine Luiza SA	9,703	281,950
Magnesita Refratarios SA	15,110	272,846
Mahle-Metal Leve SA	19,156	139,079
Marcopolo SA	35,900	26,723
Marfrig Global Foods SA (A)	109,883	232,656
Marisa Lojas SA (A)	27,589	34,973
Mills Estruturas e Servicos de Engenharia SA (A)	50,117	34,898
Minerva SA (A)	17,365	32,964
MRV Engenharia e Participacoes SA	134,204	484,396
Multiplan Empreendimentos Imobiliarios SA	13,149	206,977
Multiplus SA	24,497	170,900
Natura Cosmeticos SA	67,535	610,900
Odontoprev SA	111,309	417,340
Paranapanema SA (A)	131,000	33,397
Petro Rio SA (A)	2,663	50,946
Petroleo Brasileiro SA	387,058	2,299,834
Petroleo Brasileiro SA, ADR	63,594	648,659
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	3

	Shares	Value
Brazil (continued)
Porto Seguro SA	38,084	$434,092
Portobello SA	50,300	55,600
Profarma Distribuidora de Produtos Farmaceuticos SA (A)	17,156	19,236
QGEP Participacoes SA	38,800	126,996
Qualicorp SA	119,657	611,286
Raia Drogasil SA	56,376	942,188
Restoque Comercio e Confeccoes de Roupas SA	17,502	112,730
Rodobens Negocios Imobiliarios SA (A)	40,800	49,263
Rumo SA (A)	123,125	456,215
Santos Brasil Participacoes SA	99,540	73,394
Sao Carlos Empreendimentos e Participacoes SA	7,900	69,560
Sao Martinho SA	81,585	383,772
Ser Educacional SA (C)	17,648	81,809
SLC Agricola SA	22,726	274,984
Smiles Fidelidade SA	25,000	390,979
Sonae Sierra Brasil SA	8,200	46,414
Springs Global Participacoes SA (A)	7,759	15,726
Sul America SA	127,401	669,904
Suzano Papel e Celulose SA	92,753	1,071,355
T4F Entretenimento SA	11,900	28,367
Technos SA (A)	18,685	9,243
Tecnisa SA (A)	52,976	18,348
Tegma Gestao Logistica SA	4,000	20,386
Terra Santa Agro SA (A)	2,000	6,399
TIM Participacoes SA	190,700	685,519
TOTVS SA	17,501	131,699
TPI - Triunfo Participacoes e Investimentos SA	33,690	14,500
Transmissora Alianca de Energia Eletrica SA	127,411	657,302
Trisul SA	14,300	10,090
Tupy SA	26,722	128,649
Ultrapar Participacoes SA	75,393	1,010,117
Ultrapar Participacoes SA, ADR (B)	9,433	126,591
Usinas Siderurgicas de Minas Gerais SA	45,044	147,755
Vale SA	771,378	10,465,207
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	31,438	153,425
Via Varejo SA	68,564	429,424
Vulcabras Azaleia SA (A)	9,574	18,227
WEG SA	35,282	162,481
Wiz Solucoes e Corretagem de Seguros SA	28,613	58,344
Chile 1.4%		15,514,672
AES Gener SA	817,407	212,192
Aguas Andinas SA, Class A	857,868	497,236
Banco de Chile	414,019	64,639
Banco de Chile, ADR (B)	2,117	198,363
Banco de Credito e Inversiones SA	5,559	388,961
Banco Santander Chile	5,556,303	447,759
Besalco SA	142,142	154,616
CAP SA	39,718	416,123
Cementos BIO BIO SA	2,795	4,107
Cencosud SA	217,037	577,080
Cia Cervecerias Unidas SA	47,823	607,633
Cia Sud Americana de Vapores SA (A)	7,867,490	305,707
Colbun SA	1,511,389	338,148
4	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Chile (continued)
Cristalerias de Chile SA	62,943	$586,776
Empresa Nacional de Telecomunicaciones SA	56,098	598,150
Empresas AquaChile SA (A)	75,948	49,406
Empresas CMPC SA	151,125	569,195
Empresas COPEC SA	33,006	508,706
Empresas Hites SA	55,395	50,978
Empresas La Polar SA (A)	858,065	61,946
Enel Americas SA	706,209	137,688
Enel Americas SA, ADR	111,347	1,077,839
Enel Chile SA	2,511,070	271,721
Enel Chile SA, ADR	215,735	1,152,025
Engie Energia Chile SA	175,332	352,467
Forus SA	22,681	79,171
Grupo Security SA	562,917	294,740
Inversiones Aguas Metropolitanas SA	243,608	400,009
Inversiones La Construccion SA	17,438	310,407
Itau CorpBanca	36,208,953	369,753
Latam Airlines Group SA	46,164	558,142
Latam Airlines Group SA, ADR (B)	11,638	139,656
Masisa SA	1,342,694	89,093
Molibdenos y Metales SA	7,542	100,519
Multiexport Foods SA	175,540	89,686
Parque Arauco SA	143,637	415,213
PAZ Corp. SA	115,321	186,633
Ripley Corp. SA	433,009	435,572
SACI Falabella	72,322	677,137
Salfacorp SA	145,201	259,111
Sigdo Koppers SA	195,751	361,524
Sociedad Matriz SAAM SA	2,705,270	270,415
Socovesa SA	411,319	257,262
SONDA SA	141,605	232,541
Vina Concha y Toro SA	152,549	332,323
Vina Concha y Toro SA, ADR (B)	611	26,304
China 13.8%		155,895,017
21Vianet Group, Inc., ADR (A)	13,942	115,300
361 Degrees International, Ltd.	133,000	41,777
3SBio, Inc. (A)(B)(C)	114,500	326,308
500.com, Ltd., ADR, Class A (A)(B)	4,724	90,228
51job, Inc., ADR (A)	1,231	130,978
58.com, Inc., ADR (A)	5,774	468,964
AAC Technologies Holdings, Inc.	90,000	1,335,932
Agile Group Holdings, Ltd.	445,250	841,143
Agricultural Bank of China, Ltd., H Shares	2,260,000	1,160,162
Air China, Ltd., H Shares	350,000	403,594
Alibaba Group Holding, Ltd., ADR (A)	53,730	10,639,077
Aluminum Corp. of China, Ltd., ADR (A)	8,474	110,416
Aluminum Corp. of China, Ltd., H Shares (A)(B)	356,000	186,865
Angang Steel Company, Ltd., H Shares (B)	162,000	158,848
Anhui Conch Cement Company, Ltd., H Shares	236,000	1,441,051
Anhui Expressway Company, Ltd., H Shares	66,000	45,986
ANTA Sports Products, Ltd.	203,000	1,171,613
Anton Oilfield Services Group (A)	316,000	49,559
Aowei Holdings, Ltd. (A)	10,063,000	2,588,713
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	5

	Shares	Value
China (continued)
Asia Cement China Holdings Corp.	104,000	$62,779
Asia Plastic Recycling Holding, Ltd.	63,655	22,397
AVIC International Holdings, Ltd., H Shares (B)	100,000	65,706
AviChina Industry & Technology Company, Ltd., H Shares	559,000	371,576
BAIC Motor Corp., Ltd., H Shares (C)	282,500	271,685
Baidu, Inc., ADR (A)	7,759	1,882,023
BAIOO Family Interactive, Ltd. (C)	230,000	17,513
Bank of China, Ltd., H Shares	3,657,075	1,909,697
Bank of Chongqing Company, Ltd., H Shares	136,500	99,582
Bank of Communications Company, Ltd., H Shares	373,858	294,861
Baoye Group Company, Ltd., H Shares (A)	46,000	33,619
Baozun, Inc., ADR (A)(B)	1,271	77,925
BBMG Corp., H Shares (B)	215,500	94,155
Beijing Capital International Airport Company, Ltd., H Shares	280,415	412,776
Beijing Capital Land, Ltd., H Shares	220,000	113,146
Beijing Jingneng Clean Energy Company, Ltd., H Shares	322,000	88,100
Beijing North Star Company, Ltd., H Shares (B)	126,000	45,344
Beijing Urban Construction Design & Development Group Company, Ltd., H Shares (C)	29,000	14,320
Best Pacific International Holdings, Ltd. (B)	84,000	32,067
Billion Industrial Holdings, Ltd.	12,000	16,092
Bitauto Holdings, Ltd., ADR (A)(B)	3,900	97,227
Boer Power Holdings, Ltd. (A)(B)	84,000	15,771
Boyaa Interactive International, Ltd. (A)(B)	72,000	25,142
BYD Company, Ltd., H Shares (B)	103,000	664,461
BYD Electronic International Company, Ltd.	193,983	306,150
C.banner International Holdings, Ltd. (A)(B)	134,000	39,717
Cabbeen Fashion, Ltd.	106,000	41,223
CAR, Inc. (A)(B)	198,000	221,302
Cayman Engley Industrial Company, Ltd.	9,000	48,440
Central China Real Estate, Ltd.	193,538	104,261
Central China Securities Company, Ltd., H Shares	66,000	22,243
CGN Power Company, Ltd., H Shares (C)	554,000	156,922
Changshouhua Food Company, Ltd.	124,000	64,288
Changyou.com, Ltd., ADR	1,944	36,411
Chaowei Power Holdings, Ltd. (B)	174,000	100,753
Cheetah Mobile, Inc., ADR (A)	4,281	56,210
China Aircraft Leasing Group Holdings, Ltd.	59,500	62,820
China Animal Healthcare, Ltd. (A)(D)	182,000	13,691
China Aoyuan Property Group, Ltd.	348,000	281,680
China BlueChemical, Ltd., H Shares	417,000	138,607
China Cinda Asset Management Company, Ltd., H Shares	763,000	275,318
China CITIC Bank Corp., Ltd., H Shares	380,962	257,489
China Coal Energy Company, Ltd., H Shares	317,000	138,995
China Communications Construction Company, Ltd., H Shares	407,202	435,684
China Communications Services Corp., Ltd., H Shares	555,200	356,451
China Conch Venture Holdings, Ltd.	121,500	420,012
China Construction Bank Corp., H Shares	6,279,000	6,319,946
China Datang Corp. Renewable Power Company, Ltd., H Shares	804,000	167,299
China Dongxiang Group Company, Ltd.	717,000	136,012
China Eastern Airlines Corp., Ltd., H Shares	390,000	308,554
China Electronics Optics Valley Union Holding Company, Ltd.	556,000	46,579
China Energy Engineering Corp., Ltd., H Shares	238,000	37,257
China Everbright Bank Company, Ltd., H Shares	212,000	105,196
China Evergrande Group (A)(B)	600,566	1,743,457
6	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
China Financial Services Holdings, Ltd.	94,000	$8,371
China Galaxy Securities Company, Ltd., H Shares	193,500	120,586
China Greenland Broad Greenstate Group Company, Ltd. (B)	116,000	15,966
China Hanking Holdings, Ltd.	139,000	18,009
China Harmony New Energy Auto Holding, Ltd. (B)	178,000	91,292
China Hongqiao Group, Ltd. (B)	407,000	440,220
China Huarong Asset Management Company, Ltd., H Shares (C)	120,000	40,219
China Huishan Dairy Holdings Company, Ltd. (A)(D)	235,000	0
China Huiyuan Juice Group, Ltd. (A)	141,000	32,683
China International Capital Corp., Ltd., H Shares (B)(C)	9,200	19,310
China International Marine Containers Group Company, Ltd., H Shares	56,200	87,812
China Lesso Group Holdings, Ltd.	317,000	223,470
China Life Insurance Company, Ltd., H Shares	319,000	888,942
China Lilang, Ltd.	111,000	166,501
China Logistics Property Holdings Company, Ltd. (A)(B)(C)	131,000	46,912
China Longyuan Power Group Corp., Ltd., H Shares	548,000	503,029
China Machinery Engineering Corp., H Shares	204,000	112,556
China Maple Leaf Educational Systems, Ltd.	100,000	189,341
China Medical System Holdings, Ltd.	286,800	688,273
China Meidong Auto Holdings, Ltd.	92,000	43,123
China Merchants Bank Company, Ltd., H Shares	346,961	1,417,819
China Minsheng Banking Corp., Ltd., H Shares	215,700	204,799
China Modern Dairy Holdings, Ltd. (A)	251,000	48,007
China Molybdenum Company, Ltd., H Shares (B)	129,000	81,139
China National Building Material Company, Ltd., H Shares	1,192,600	1,355,566
China Oilfield Services, Ltd., H Shares	216,000	224,233
China Online Education Group, ADR (A)	1,509	17,640
China Oriental Group Company, Ltd. (B)	256,000	182,952
China Pacific Insurance Group Company, Ltd., H Shares	105,200	451,320
China Petroleum & Chemical Corp., ADR	25,384	2,473,671
China Petroleum & Chemical Corp., H Shares	1,266,000	1,231,539
China Pioneer Pharma Holdings, Ltd.	58,000	19,218
China Railway Construction Corp., Ltd., H Shares	298,335	337,024
China Railway Group, Ltd., H Shares	287,000	230,805
China Railway Signal & Communication Corp., Ltd., H Shares (C)	200,000	156,120
China Rare Earth Holdings, Ltd. (A)	58,800	3,559
China Reinsurance Group Corp., H Shares	363,000	81,268
China Sanjiang Fine Chemicals Company, Ltd.	133,000	53,597
China SCE Property Holdings, Ltd.	450,000	235,688
China Shengmu Organic Milk, Ltd. (A)(B)(C)	601,000	61,727
China Shenhua Energy Company, Ltd., H Shares	456,500	1,187,511
China Shineway Pharmaceutical Group, Ltd.	66,000	142,993
China Silver Group, Ltd.	192,000	36,825
China Southern Airlines Company, Ltd., H Shares	458,000	450,438
China Suntien Green Energy Corp., Ltd., H Shares	333,000	116,092
China Taifeng Beddings Holdings, Ltd. (A)(D)	46,000	6,334
China Telecom Corp., Ltd., H Shares	1,162,000	540,237
China Tian Lun Gas Holdings, Ltd. (B)	70,500	47,951
China Vanke Company, Ltd., H Shares	154,100	547,735
China Yurun Food Group, Ltd. (A)(B)	234,000	35,083
China ZhengTong Auto Services Holdings, Ltd.	172,500	148,081
China Zhongwang Holdings, Ltd. (B)	367,400	197,898
Chinasoft International, Ltd. (A)	302,000	253,077
Chlitina Holding, Ltd.	17,000	153,753
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	7

	Shares	Value
China (continued)
Chongqing Machinery & Electric Company, Ltd., H Shares	442,000	$41,046
Chongqing Rural Commercial Bank Company, Ltd., H Shares	581,000	386,489
CIFI Holdings Group Company, Ltd.	696,000	535,856
CITIC Securities Company, Ltd., H Shares	146,500	366,760
CNOOC, Ltd.	1,318,000	2,223,788
COFCO Meat Holdings, Ltd. (A)(B)	238,000	39,239
Cogobuy Group (B)(C)	94,000	48,138
Coland Holdings, Ltd.	34,000	49,543
Colour Life Services Group Company, Ltd. (B)	67,000	65,150
Comtec Solar Systems Group, Ltd. (A)	204,000	4,065
Consun Pharmaceutical Group, Ltd.	96,000	107,418
Coolpad Group, Ltd. (A)(D)	84,240	4,640
COSCO SHIPPING Development Company, Ltd., H Shares (A)(B)	549,850	104,223
COSCO SHIPPING Energy Transportation Company, Ltd., H Shares	284,000	160,480
COSCO SHIPPING Holdings Company, Ltd., H Shares (A)(B)	223,500	125,035
Cosmo Lady China Holdings Company, Ltd. (C)	137,000	77,260
Country Garden Holdings Company, Ltd.	623,293	1,211,229
CPMC Holdings, Ltd.	59,000	37,234
CRCC High-Tech Equipment Corp., Ltd., H Shares (B)	93,000	24,508
CRRC Corp., Ltd., H Shares	183,000	162,736
CSMall Group, Ltd. (A)	3,200	767
CSPC Pharmaceutical Group, Ltd.	516,000	1,603,891
CSSC Offshore and Marine Engineering Group Company, Ltd., H Shares (B)	18,000	20,723
CT Environmental Group, Ltd. (B)	916,000	129,185
Ctrip.com International, Ltd., ADR (A)	19,049	858,919
Dali Foods Group Company, Ltd. (C)	125,000	96,081
Dalian Port PDA Company, Ltd., H Shares	264,828	44,490
Daphne International Holdings, Ltd. (A)	240,000	13,411
Datang International Power Generation Company, Ltd., H Shares (B)	412,000	132,397
Differ Group Holding Company, Ltd. (A)	150,000	10,873
Dongfang Electric Corp., Ltd., H Shares (A)	54,800	41,474
Dongfeng Motor Group Company, Ltd., H Shares	376,000	428,302
Dongjiang Environmental Company, Ltd., H Shares	18,500	27,187
Dongyue Group, Ltd.	229,000	208,237
Dynagreen Environmental Protection Group Company, Ltd., H Shares (B)	71,000	37,713
E-Commodities Holdings, Ltd.	144,000	11,856
ENN Energy Holdings, Ltd.	134,000	1,373,553
Everbright Securities Company, Ltd., H Shares (B)(C)	26,600	32,110
Fang Holdings, Ltd., ADR (A)(B)	7,300	37,011
Fantasia Holdings Group Company, Ltd.	732,000	131,486
First Tractor Company, Ltd., H Shares	62,000	21,282
Fosun International, Ltd.	167,693	365,622
Fu Shou Yuan International Group, Ltd.	188,000	208,696
Fufeng Group, Ltd. (B)	361,000	203,677
Fuguiniao Company, Ltd., H Shares (A)(D)	116,600	11,536
Future Land Development Holdings, Ltd. (A)(B)	588,000	457,112
Fuyao Glass Industry Group Company, Ltd., H Shares (B)(C)	51,600	190,387
Geely Automobile Holdings, Ltd.	860,000	2,415,001
Genscript Biotech Corp. (B)	66,000	243,387
GF Securities Company, Ltd., H Shares (A)	87,800	147,454
Golden Eagle Retail Group, Ltd.	113,000	131,405
GOME Retail Holdings, Ltd. (B)	2,499,000	279,140
Grand Baoxin Auto Group, Ltd. (A)(B)	80,950	35,452
Great Wall Motor Company, Ltd., H Shares	371,500	362,274
8	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Greatview Aseptic Packaging Company, Ltd.	306,000	$228,721
Green Seal Holding, Ltd.	31,800	35,696
Greenland Hong Kong Holdings, Ltd.	173,250	81,930
Greentown China Holdings, Ltd. (B)	151,000	225,126
Greentown Service Group Company, Ltd.	66,000	67,814
Guangdong Yueyun Transportation Company, Ltd., H Shares	61,000	38,259
Guangshen Railway Company, Ltd., ADR	24,988	716,656
Guangzhou Automobile Group Company, Ltd., H Shares	104,857	177,347
Guangzhou Baiyunshan Pharmaceutical Holdings Company, Ltd., H Shares	14,000	72,935
Guangzhou R&F Properties Company, Ltd., H Shares	282,199	656,966
Guodian Technology & Environment Group Corp., Ltd., H Shares (A)	174,000	10,069
Guolian Securities Company, Ltd., H Shares	40,500	13,984
Guorui Properties, Ltd.	185,000	58,478
Guotai Junan Securities Company, Ltd., H Shares (A)(B)(C)	22,000	50,987
Haichang Ocean Park Holdings, Ltd. (A)(C)	136,000	37,054
Haitian International Holdings, Ltd.	143,000	405,831
Haitong Securities Company, Ltd., H Shares	204,800	255,239
Harbin Bank Company, Ltd., H Shares (B)(C)	190,000	45,880
Harbin Electric Company, Ltd., H Shares	154,000	53,331
HC International, Inc. (B)	100,500	66,114
Hengan International Group Company, Ltd.	154,000	1,463,466
Hilong Holding, Ltd.	223,000	36,279
Hiroca Holdings, Ltd.	20,000	69,102
Hisense Kelon Electrical Holdings Company, Ltd., H Shares	38,000	44,491
HNA Infrastructure Company, Ltd., H Shares	52,000	62,890
Honghua Group, Ltd. (A)	442,000	44,762
Honworld Group, Ltd. (C)	23,000	10,360
Hopefluent Group Holdings, Ltd.	16,000	7,373
HOSA International, Ltd. (B)	86,000	28,459
Hua Hong Semiconductor, Ltd. (C)	61,000	146,987
Huadian Fuxin Energy Corp., Ltd., H Shares	614,000	162,143
Huadian Power International Corp., Ltd., H Shares (B)	304,000	139,731
Huaneng Power International, Inc., H Shares	432,000	334,193
Huaneng Renewables Corp., Ltd., H Shares	1,300,000	555,616
Huatai Securities Company, Ltd., H Shares (C)	94,200	184,673
Huishang Bank Corp., Ltd., H Shares	72,000	34,426
Hydoo International Holding, Ltd. (A)	216,000	17,330
Industrial & Commercial Bank of China, Ltd., H Shares	5,884,000	4,860,055
Inner Mongolia Yitai Coal Company, Ltd., H Shares	484,900	586,797
JD.com, Inc., ADR (A)	15,968	561,754
Jiangnan Group, Ltd. (B)	534,000	34,062
Jiangsu Expressway Company, Ltd., H Shares	156,000	234,383
Jiangxi Copper Company, Ltd., H Shares	185,000	267,759
JinkoSolar Holding Company, Ltd., ADR (A)(B)	4,410	77,704
JNBY Design, Ltd.	43,500	103,950
Kaisa Group Holdings, Ltd. (A)	323,000	174,210
Kangda International Environmental Company, Ltd. (C)	172,000	32,306
Kasen International Holdings, Ltd. (A)	127,000	32,678
Kinetic Mines and Energy, Ltd. (A)	156,000	9,729
Kingdee International Software Group Company, Ltd.	156,000	170,083
Kingsoft Corp., Ltd.	123,000	386,246
Koradior Holdings, Ltd.	22,000	25,535
KWG Property Holding, Ltd.	307,512	419,695
Labixiaoxin Snacks Group, Ltd. (A)	121,000	9,220
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	9

	Shares	Value
China (continued)
Legend Holdings Corp., H Shares (C)	55,500	$176,228
Lemtech Holdings Company, Ltd.	4,000	23,275
Lenovo Group, Ltd. (B)	1,782,000	940,969
Leoch International Technology, Ltd.	118,000	15,279
Leyou Technologies Holdings, Ltd. (A)(B)	400,000	120,141
Li Ning Company, Ltd. (A)	205,000	244,402
Lianhua Supermarket Holdings Company, Ltd., H Shares (A)	124,200	37,950
Lifetech Scientific Corp. (A)	254,000	92,394
Link Motion, Inc., ADR (A)(B)	6,959	7,794
Livzon Pharmaceutical Group, Inc., H Shares	4,530	32,491
Logan Property Holdings Company, Ltd.	326,000	487,291
Longfor Properties Company, Ltd.	346,500	1,031,807
LongiTech Smart Energy Holding, Ltd. (A)(B)	54,000	16,848
Lonking Holdings, Ltd.	312,000	156,056
Luye Pharma Group, Ltd. (B)	104,500	114,006
Maanshan Iron & Steel Company, Ltd., H Shares (A)(B)	394,000	189,158
Maoye International Holdings, Ltd.	379,000	38,910
Metallurgical Corp. of China, Ltd., H Shares	196,000	58,515
Minth Group, Ltd. (B)	164,000	750,488
Modern Land China Company, Ltd.	188,000	34,748
Momo, Inc., ADR (A)	14,346	658,768
NetEase, Inc., ADR	9,534	2,176,803
New Century Healthcare Holding Company, Ltd. (A)(C)	31,500	39,965
New China Life Insurance Company, Ltd., H Shares	44,400	200,244
New Oriental Education & Technology Group, Inc., ADR	6,255	622,185
Noah Holdings, Ltd., ADR (A)	1,613	96,586
NVC Lighting Holding, Ltd.	330,000	35,124
On-Bright Electronics, Inc.	8,160	77,695
O-Net Technologies Group, Ltd. (A)	56,000	35,561
Ourgame International Holdings, Ltd. (A)(B)	55,000	8,595
Pacific Online, Ltd.	180,000	28,383
Parkson Retail Group, Ltd. (A)	452,000	64,952
PetroChina Company, Ltd., H Shares	1,922,000	1,584,512
Phoenix New Media, Ltd., ADR (A)	4,800	26,448
PICC Property & Casualty Company, Ltd., H Shares	280,596	492,249
Ping An Insurance Group Company of China, Ltd., H Shares	790,000	7,696,022
Poly Culture Group Corp., Ltd., H Shares	9,200	15,350
Powerlong Real Estate Holdings, Ltd.	320,000	191,385
PW Medtech Group, Ltd. (A)	143,000	28,152
Q Technology Group Company, Ltd. (B)	89,000	74,950
Qingdao Port International Company, Ltd., H Shares (B)(C)	158,000	125,973
Qingling Motors Company, Ltd., H Shares	196,000	65,323
Qinhuangdao Port Company, Ltd., H Shares (B)	114,500	30,509
Qinqin Foodstuffs Group Cayman Company, Ltd. (A)(B)	36,100	11,084
Qunxing Paper Holdings Company, Ltd. (A)(D)	969,268	0
Red Star Macalline Group Corp., Ltd., H Shares (C)	80,200	108,362
Redco Properties Group, Ltd. (B)(C)	248,000	141,148
Renhe Commercial Holdings Company, Ltd. (A)(B)	2,894,000	60,942
Ronshine China Holdings, Ltd. (A)(B)	109,500	159,822
Sany Heavy Equipment International Holdings Company, Ltd.	275,000	87,300
Semiconductor Manufacturing International Corp., ADR (A)(B)	138,828	910,712
Shandong Chenming Paper Holdings, Ltd., H Shares (B)	66,584	98,804
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	276,000	236,894
Shandong Xinhua Pharmaceutical Company, Ltd., H Shares	30,000	30,506
10	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
Shanghai Dasheng Agricultural Finance Technology Company, Ltd., H Shares	512,000	$4,917
Shanghai Electric Group Company, Ltd., H Shares (A)(B)	226,000	86,170
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	18,000	114,774
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Company, Ltd., H Shares	41,000	20,803
Shanghai Haohai Biological Technology Company, Ltd., H Shares (C)	5,700	41,430
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	344,000	150,798
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	90,400	278,168
Shanghai Prime Machinery Company, Ltd., H Shares	206,000	34,603
Shengjing Bank Company, Ltd., H Shares (C)	44,000	28,903
Shengli Oil & Gas Pipe Holdings, Ltd. (A)	450,000	16,039
Shenguan Holdings Group, Ltd.	400,000	21,645
Shenzhen Expressway Company, Ltd., H Shares	134,000	140,149
Shenzhou International Group Holdings, Ltd.	108,000	1,256,926
Shui On Land, Ltd.	799,067	222,975
Shunfeng International Clean Energy, Ltd. (A)	568,000	19,853
Sichuan Expressway Company, Ltd., H Shares	154,000	52,896
Sihuan Pharmaceutical Holdings Group, Ltd.	804,000	207,057
Silergy Corp.	6,000	136,805
SinoMedia Holding, Ltd. (A)	54,000	14,388
Sino-Ocean Group Holding, Ltd.	725,681	487,284
Sinopec Engineering Group Company, Ltd., H Shares	296,500	317,262
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	726,000	534,543
Sinopharm Group Company, Ltd., H Shares	192,000	851,319
Sinosoft Technology Group, Ltd. (B)	228,000	104,671
Sinotrans, Ltd., H Shares	461,574	260,752
Sinotruk Hong Kong, Ltd. (B)	161,055	227,074
SOHO China, Ltd.	496,500	258,443
Sohu.com, Inc. (A)	4,624	167,666
Springland International Holdings, Ltd.	247,000	64,394
Sun King Power Electronics Group (B)	54,000	10,633
Sunac China Holdings, Ltd.	99,000	372,717
Sunny Optical Technology Group Company, Ltd.	98,000	1,965,101
TAL Education Group, ADR (A)	20,493	870,133
Tarena International, Inc., ADR (B)	4,850	46,609
Tencent Holdings, Ltd.	516,900	26,388,845
Tenwow International Holdings, Ltd. (B)	177,000	15,137
The People's Insurance Company Group of China, Ltd., H Shares	583,000	274,490
Tian Ge Interactive Holdings, Ltd. (C)	63,000	56,102
Tian Shan Development Holding, Ltd.	134,000	41,470
Tiangong International Company, Ltd. (B)	108,000	22,619
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares (A)	20,000	10,845
Tianneng Power International, Ltd.	224,700	346,795
Tingyi Cayman Islands Holding Corp.	410,000	917,626
Tong Ren Tang Technologies Company, Ltd., H Shares	164,000	284,626
Tonly Electronics Holdings, Ltd.	29,780	30,382
TravelSky Technology, Ltd., H Shares	90,500	262,946
Trigiant Group, Ltd.	242,000	35,909
Tsingtao Brewery Company, Ltd., H Shares	34,000	214,943
Tuniu Corp., ADR (A)(B)	1,300	8,801
Uni-President China Holdings, Ltd.	208,600	224,116
V1 Group, Ltd. (A)(B)	329,600	20,171
Vipshop Holdings, Ltd., ADR (A)	60,394	705,402
Want Want China Holdings, Ltd.	1,340,000	1,324,518
Weibo Corp., ADR (A)(B)	2,843	289,730
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	11

	Shares	Value
China (continued)
Weichai Power Company, Ltd., H Shares	489,600	$652,364
Weiqiao Textile Company, H Shares	25,500	12,359
West China Cement, Ltd.	592,000	110,461
Wisdom Education International Holdings Company, Ltd. (B)	62,000	54,012
Wuzhou International Holdings, Ltd. (A)	118,000	1,022
Xiabuxiabu Catering Management China Holdings Company, Ltd. (B)(C)	74,500	157,267
Xiamen International Port Company, Ltd., H Shares	308,662	56,917
Xingda International Holdings, Ltd.	189,426	67,448
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	50,650	39,297
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (B)	101,920	162,433
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (A)	170,000	26,504
Xinyi Solar Holdings, Ltd.	856,000	352,507
Xinyuan Real Estate Company, Ltd., ADR	2,170	11,653
Xtep International Holdings, Ltd.	160,500	101,801
Xunlei, Ltd., ADR (A)(B)	3,300	40,821
Yadea Group Holdings, Ltd. (C)	238,000	87,883
Yangtze Optical Fibre and Cable Joint Stock, Ltd., Company, H Shares (B)(C)	34,500	140,968
Yashili International Holdings, Ltd. (A)	178,000	43,374
YiChang HEC ChangJiang Pharmaceutical Company, Ltd., H Shares (C)	14,800	80,880
Yida China Holdings, Ltd.	28,000	9,638
Yihai International Holding, Ltd.	92,000	169,068
Yirendai, Ltd., ADR (B)	4,414	103,552
Youyuan International Holdings, Ltd. (A)(B)	96,000	58,090
Yuanda China Holdings, Ltd. (A)	252,000	3,480
Yum China Holdings, Inc.	19,505	766,547
Yunnan Water Investment Company, Ltd., H Shares	61,000	24,385
Yuzhou Properties Company, Ltd.	434,000	304,013
YY, Inc., ADR (A)	8,184	953,682
Zhaojin Mining Industry Company, Ltd., H Shares (B)	179,500	149,679
Zhejiang Expressway Company, Ltd., H Shares	252,000	251,292
Zhejiang Glass Company, Ltd., H Shares (A)(D)	172,000	0
Zhengzhou Coal Mining Machinery Group Company, Ltd., H Shares	38,600	21,534
Zhong An Real Estate, Ltd. (A)	540,400	34,912
Zhongsheng Group Holdings, Ltd.	149,500	477,873
Zhou Hei Ya International Holdings Company, Ltd. (B)(C)	98,500	84,297
Zhuzhou CRRC Times Electric Company, Ltd., H Shares	60,500	304,074
Zijin Mining Group Company, Ltd., H Shares	1,099,384	454,869
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares	288,400	131,040
ZTE Corp., H Shares	33,040	80,039
Colombia 0.5%		5,137,860
Almacenes Exito SA	82,011	468,172
Banco de Bogota SA	6,449	156,141
Bancolombia SA	33,910	388,569
Bancolombia SA, ADR	8,727	404,758
Bolsa de Valores de Colombia	15,170	57,733
Celsia SA ESP	92,024	146,456
Cementos Argos SA	65,197	207,522
CEMEX Latam Holdings SA (A)	52,537	161,773
Corp. Financiera Colombiana SA (A)	32,090	279,116
Ecopetrol SA	1,217,765	1,301,882
Ecopetrol SA, ADR	2,542	54,628
Empresa de Telecomunicaciones de Bogota (A)	50,637	7,008
Grupo Argos SA	23,804	159,937
12	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Colombia (continued)
Grupo de Inversiones Suramericana SA	16,782	$215,527
Grupo Energia Bogota SA ESP	207,964	148,939
Grupo Nutresa SA	32,807	293,071
Interconexion Electrica SA ESP	140,155	686,628
Czech Republic 0.1%		1,562,066
CEZ AS	40,590	1,014,908
Komercni banka AS	4,927	199,638
Moneta Money Bank AS (C)	31,805	111,176
O2 Czech Republic AS	12,457	157,840
Philip Morris CR AS	119	78,504
Egypt 0.1%		649,192
Commercial International Bank Egypt SAE, GDR	138,883	649,192
Greece 0.3%		3,183,769
Aegean Airlines SA	11,008	111,180
Alpha Bank AE (A)	35,802	76,640
Athens Water Supply & Sewage Company SA	9,971	65,646
Bank of Greece	2,764	45,425
Ellaktor SA (A)	29,391	54,308
FF Group (A)	6,657	37,158
Fourlis Holdings SA (A)	14,928	103,072
GEK Terna Holding Real Estate Construction SA (A)	18,488	114,084
Hellenic Exchanges - Athens Stock Exchange SA	11,360	65,922
Hellenic Petroleum SA	22,305	184,869
Hellenic Telecommunications Organization SA	42,743	511,369
Holding Company ADMIE IPTO SA (A)	26,912	52,223
Intralot SA-Integrated Lottery Systems & Services (A)	84,682	94,001
JUMBO SA	16,648	267,078
LAMDA Development SA (A)	3,765	26,431
Marfin Investment Group Holdings SA (A)	311,954	41,227
Motor Oil Hellas Corinth Refineries SA	13,366	271,049
Mytilineos Holdings SA (A)	33,135	351,993
National Bank of Greece SA (A)	29,342	9,260
OPAP SA	27,155	292,163
Piraeus Bank SA (A)	380	1,126
Piraeus Port Authority SA	2,954	56,505
Public Power Corp. SA (A)	26,912	63,277
Terna Energy SA	25,997	149,337
Titan Cement Company SA	5,632	138,426
Hong Kong 4.2%		47,813,757
Ajisen China Holdings, Ltd.	170,000	69,095
Alibaba Pictures Group, Ltd. (A)	2,350,000	304,300
AMVIG Holdings, Ltd.	405,333	110,364
Anxin-China Holdings, Ltd. (A)(D)	1,988,000	0
Asian Citrus Holdings, Ltd. (A)(D)	144,000	11,016
AVIC International Holding HK, Ltd. (A)	906,799	36,177
Beijing Enterprises Clean Energy Group, Ltd. (A)	4,042,857	121,974
Beijing Enterprises Holdings, Ltd.	72,430	398,299
Beijing Enterprises Medical & Health Group, Ltd. (A)	834,000	44,497
Beijing Enterprises Water Group, Ltd. (A)	990,000	593,440
Beijing Properties Holdings, Ltd. (A)	834,000	36,609
Bosideng International Holdings, Ltd.	812,000	91,017
Brilliance China Automotive Holdings, Ltd.	160,000	297,413
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	13

	Shares	Value
Hong Kong (continued)
C C Land Holdings, Ltd.	539,540	$122,936
Canvest Environmental Protection Group Company, Ltd. (B)	108,000	59,399
Capital Environment Holdings, Ltd. (A)	666,000	20,941
Carnival Group International Holdings, Ltd. (A)(B)	1,050,000	46,145
Carrianna Group Holdings Company, Ltd.	130,000	19,485
CECEP COSTIN New Materials Group, Ltd. (A)(D)	162,000	12,393
Century Sunshine Group Holdings, Ltd. (A)	560,000	18,508
CGN New Energy Holdings Company, Ltd. (B)	262,000	46,311
Chiho Environmental Group, Ltd. (A)	44,000	18,451
China Aerospace International Holdings, Ltd.	502,755	53,626
China Agri-Industries Holdings, Ltd.	487,600	206,379
China All Access Holdings, Ltd.	266,000	26,458
China Animation Characters Company, Ltd. (B)	51,000	17,815
China Chengtong Development Group, Ltd. (A)(B)	158,000	6,719
China Dynamics Holdings, Ltd. (A)	870,000	15,621
China Electronics Huada Technology Company, Ltd.	112,000	17,163
China Energine International Holdings, Ltd. (A)(B)	333,589	12,882
China Everbright International, Ltd.	381,000	567,418
China Everbright, Ltd.	219,000	479,167
China Fiber Optic Network System Group, Ltd. (A)(D)	419,600	7,490
China Foods, Ltd.	274,000	136,954
China Gas Holdings, Ltd.	304,800	1,256,208
China Glass Holdings, Ltd. (A)	182,000	16,411
China Grand Pharmaceutical and Healthcare Holdings, Ltd. (A)(B)	172,000	134,923
China High Precision Automation Group, Ltd. (A)(D)	74,000	11,699
China High Speed Transmission Equipment Group Company, Ltd. (B)	40,000	58,380
China Jinmao Holdings Group, Ltd.	1,100,000	621,437
China Lumena New Materials Corp. (A)(B)(D)	1,272,000	0
China Mengniu Dairy Company, Ltd. (A)	156,000	563,529
China Merchants Land, Ltd.	384,000	74,890
China Merchants Port Holdings Company, Ltd.	175,697	398,853
China Metal Recycling Holdings, Ltd. (A)(D)	14,579,934	2
China Minsheng Financial Holding Corp., Ltd. (A)	1,940,000	52,894
China Mobile, Ltd., ADR	200,594	9,010,682
China New Town Development Company, Ltd. (A)	1,070,332	38,794
China NT Pharma Group Company, Ltd.	112,500	30,664
China Nuclear Energy Technology Corp., Ltd. (A)	104,000	15,295
China Oil & Gas Group, Ltd.	977,040	76,927
China Overseas Grand Oceans Group, Ltd.	343,000	148,186
China Overseas Land & Investment, Ltd.	648,000	2,153,162
China Overseas Property Holdings, Ltd. (B)	440,667	170,843
China Power Clean Energy Development Company, Ltd. (B)	112,500	61,860
China Power International Development, Ltd.	744,666	206,315
China Properties Group, Ltd. (A)	246,000	43,869
China Resources Beer Holdings Company, Ltd.	161,981	783,378
China Resources Cement Holdings, Ltd.	383,518	448,996
China Resources Gas Group, Ltd.	232,000	877,613
China Resources Land, Ltd.	654,444	2,392,124
China Resources Power Holdings Company, Ltd.	322,882	659,342
China Ruifeng Renewable Energy Holdings, Ltd. (A)	212,000	16,484
China Singyes Solar Technologies Holdings, Ltd. (B)	149,160	55,687
China South City Holdings, Ltd.	824,000	173,493
China State Construction International Holdings, Ltd.	283,600	349,396
China Taiping Insurance Holdings Company, Ltd.	94,710	337,031
14	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
China Traditional Chinese Medicine Holdings Company, Ltd.	316,000	$288,837
China Travel International Investment Hong Kong, Ltd.	500,000	220,890
China Unicom Hong Kong, Ltd., ADR	221,819	3,014,520
China Vast Industrial Urban Development Company, Ltd. (C)	37,000	17,786
China Water Affairs Group, Ltd.	242,000	237,402
China Water Industry Group, Ltd. (A)	100,000	20,095
CIMC Enric Holdings, Ltd.	86,000	100,842
CITIC Dameng Holdings, Ltd. (A)	191,000	9,818
CITIC Resources Holdings, Ltd.	594,000	68,583
CITIC, Ltd.	257,923	382,068
Citychamp Watch & Jewellery Group, Ltd. (A)(B)	237,800	49,929
Clear Media, Ltd.	87,000	56,571
Comba Telecom Systems Holdings, Ltd.	235,004	37,454
Concord New Energy Group, Ltd.	1,460,000	68,513
COSCO SHIPPING International Hong Kong Company, Ltd.	157,040	65,511
COSCO SHIPPING Ports, Ltd.	399,281	383,771
Coslight Technology International Group Company, Ltd. (A)	54,000	19,736
CP Pokphand Company, Ltd.	2,062,000	202,284
CWT International, Ltd. (A)(B)	790,000	31,584
DaChan Food Asia, Ltd. (A)	287,000	18,215
Dah Chong Hong Holdings, Ltd.	225,000	120,466
Dawnrays Pharmaceutical Holdings, Ltd.	111,000	68,506
DBA Telecommunication Asia Holdings, Ltd. (A)(D)	32,000	0
Digital China Holdings, Ltd. (A)	186,000	121,024
Dynasty Fine Wines Group, Ltd. (A)(D)	242,000	0
Embry Holdings, Ltd.	24,000	9,481
EVA Precision Industrial Holdings, Ltd.	132,000	18,470
Far East Horizon, Ltd.	470,000	496,913
Fullshare Holdings, Ltd. (A)(B)	425,000	200,449
GCL-Poly Energy Holdings, Ltd. (A)	4,428,000	481,960
Gemdale Properties & Investment Corp., Ltd.	900,000	105,997
Glorious Property Holdings, Ltd. (A)	793,000	56,330
Goldlion Holdings, Ltd.	261,000	105,962
Goldpac Group, Ltd.	91,000	25,767
Good Friend International Holdings, Inc.	42,000	9,929
Ground International Development, Ltd. (A)	85,000	15,299
Guangdong Investment, Ltd.	290,000	486,789
Guangdong Land Holdings, Ltd. (A)	142,000	36,184
Haier Electronics Group Company, Ltd.	206,000	738,501
Hanergy Thin Film Power Group, Ltd. (A)(D)	2,486,000	68,147
Health and Happiness H&H International Holdings, Ltd. (A)	54,000	423,147
Heng Tai Consumables Group, Ltd. (A)	130,000	11,207
Hengdeli Holdings, Ltd. (A)	588,400	29,512
Hi Sun Technology China, Ltd. (A)	378,000	69,618
HKC Holdings, Ltd.	42,016	40,994
Hopson Development Holdings, Ltd.	164,000	156,664
Hua Han Health Industry Holdings, Ltd. (A)(D)	1,415,910	33,488
IMAX China Holding, Inc. (B)(C)	31,000	108,941
Jiayuan International Group, Ltd. (A)(B)	130,000	249,202
Jinchuan Group International Resources Company, Ltd. (A)(B)	367,000	66,736
Jinmao Hotel and Jinmao China Hotel Investments and Management, Ltd.	16,000	9,786
Joy City Property, Ltd.	784,000	119,439
Ju Teng International Holdings, Ltd.	189,722	27,497
K Wah International Holdings, Ltd.	239,990	159,859
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	15

	Shares	Value
Hong Kong (continued)
Kingboard Chemical Holdings, Ltd.	168,648	$667,200
Kingboard Laminates Holdings, Ltd.	274,000	360,448
KuangChi Science, Ltd. (A)(B)	354,000	51,458
Kunlun Energy Company, Ltd.	880,000	797,474
Lai Fung Holdings, Ltd.	39,388	65,545
Le Saunda Holdings, Ltd.	100,400	17,286
Lee & Man Paper Manufacturing, Ltd.	342,000	398,725
Lee's Pharmaceutical Holdings, Ltd. (B)	31,500	51,153
Mingfa Group International Company, Ltd. (A)(D)	995,000	95,907
Minmetals Land, Ltd.	456,000	87,065
Munsun Capital Group, Ltd. (A)	51,000	2,568
Nan Hai Corp., Ltd.	2,900,000	70,401
NetDragon Websoft Holdings, Ltd.	24,000	62,668
New Provenance Everlasting Holdings, Ltd. (A)	2,330,000	22,903
New World Department Store China, Ltd. (A)	145,000	33,613
Nine Dragons Paper Holdings, Ltd.	352,000	556,036
North Mining Shares Company, Ltd. (A)	2,060,000	33,270
Overseas Chinese Town Asia Holdings, Ltd.	58,000	36,963
Panda Green Energy Group, Ltd. (A)(B)	832,000	87,861
PAX Global Technology, Ltd.	231,000	117,610
Phoenix Satellite Television Holdings, Ltd.	228,000	20,298
Poly Property Group Company, Ltd.	485,944	232,599
Pou Sheng International Holdings, Ltd. (B)	242,000	45,197
Prosperity International Holdings HK, Ltd. (A)	540,000	4,319
REXLot Holdings, Ltd. (A)(B)	4,565,304	19,693
Road King Infrastructure, Ltd.	57,000	109,516
Rotam Global Agrosciences, Ltd.	20,929	18,227
Seaspan Corp. (B)	10,428	91,558
Shanghai Industrial Holdings, Ltd.	110,041	291,652
Shanghai Industrial Urban Development Group, Ltd.	273,500	58,574
Shanghai Zendai Property, Ltd. (A)	1,680,000	40,349
Shenzhen International Holdings, Ltd.	204,115	445,690
Shenzhen Investment, Ltd.	758,935	320,832
Shimao Property Holdings, Ltd.	405,000	1,187,790
Shougang Concord International Enterprises Company, Ltd. (A)	1,888,000	53,873
Shougang Fushan Resources Group, Ltd.	510,000	127,079
Silver Grant International Industries, Ltd. (A)	252,334	63,012
SIM Technology Group, Ltd.	289,000	15,410
Sino Biopharmaceutical, Ltd.	589,000	1,483,717
Sino Oil and Gas Holdings, Ltd. (A)(B)	2,790,000	14,566
Sinofert Holdings, Ltd. (A)(B)	436,000	58,713
Sinolink Worldwide Holdings, Ltd. (A)	334,000	42,678
Sinopec Kantons Holdings, Ltd.	238,000	126,935
Sinotrans Shipping, Ltd.	330,500	90,371
Skyworth Digital Holdings, Ltd.	444,025	210,324
SMI Holdings Group, Ltd. (B)	231,200	102,210
Sparkle Roll Group, Ltd. (A)(B)	208,000	10,047
SRE Group, Ltd. (A)	908,000	21,096
SSY Group, Ltd.	522,733	556,983
Summi Group Holdings, Ltd.	152,000	16,250
Sun Art Retail Group, Ltd.	507,000	595,037
Symphony Holdings, Ltd.	150,000	21,429
TCL Multimedia Technology Holdings, Ltd.	125,600	62,020
Tech Pro Technology Development, Ltd. (A)(D)	966,000	8,375
16	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Texhong Textile Group, Ltd.	77,500	$134,140
Tian An China Investment Company, Ltd. (B)	396,000	242,975
Tianjin Development Holdings, Ltd. (B)	38,000	16,945
Tianjin Port Development Holdings, Ltd.	654,000	93,141
Tibet Water Resources, Ltd. (A)	238,000	101,685
Time Watch Investments, Ltd.	62,000	8,936
Tomson Group, Ltd.	161,897	67,682
Tongda Group Holdings, Ltd. (B)	1,020,000	241,855
Top Spring International Holdings, Ltd.	54,000	20,318
Towngas China Company, Ltd. (A)	189,672	185,817
TPV Technology, Ltd.	256,588	31,257
Truly International Holdings, Ltd. (B)	343,000	71,198
United Energy Group, Ltd.	1,872,000	161,247
Universal Medical Financial & Technical Advisory Services Company, Ltd. (B)(C)	177,500	160,805
Vinda International Holdings, Ltd.	27,000	48,287
Wasion Group Holdings, Ltd.	146,000	85,271
Xinchen China Power Holdings, Ltd. (A)	131,000	14,143
Yanchang Petroleum International, Ltd. (A)	3,192,273	50,807
Yip's Chemical Holdings, Ltd.	148,000	52,595
Yuexiu Property Company, Ltd.	1,629,516	365,539
Yuexiu Transport Infrastructure, Ltd.	130,000	102,209
Zhongyu Gas Holdings, Ltd. (A)(B)	128,000	114,082
Zhuhai Holdings Investment Group, Ltd.	218,000	27,748
Hungary 0.3%		3,772,990
Magyar Telekom Telecommunications PLC	183,970	279,450
MOL Hungarian Oil & Gas PLC	174,968	1,651,334
OTP Bank PLC	41,601	1,490,806
Richter Gedeon Nyrt	17,939	351,400
India 12.8%		144,511,320
3M India, Ltd. (A)	371	107,200
5Paisa Capital, Ltd. (A)	5,663	34,397
8K Miles Software Services, Ltd.	4,309	38,298
Aarti Industries, Ltd.	13,770	257,514
Aban Offshore, Ltd. (A)	10,469	21,837
ABB India, Ltd.	4,994	91,109
Abbott India, Ltd.	689	67,969
ACC, Ltd.	10,025	201,620
Adani Enterprises, Ltd.	108,639	194,411
Adani Green Energy, Ltd. (A)	82,674	31,473
Adani Ports & Special Economic Zone, Ltd.	145,494	849,020
Adani Power, Ltd. (A)	454,018	136,000
Adani Transmission, Ltd. (A)	79,630	159,564
Aditya Birla Capital, Ltd. (A)	144,849	314,152
Aditya Birla Fashion and Retail, Ltd. (A)	141,078	308,548
Aegis Logistics, Ltd.	43,330	175,603
AIA Engineering, Ltd.	8,841	205,250
Ajanta Pharma, Ltd. (A)	9,615	137,668
Akzo Nobel India, Ltd.	5,128	146,772
Alembic Pharmaceuticals, Ltd.	18,393	116,427
Alembic, Ltd.	33,604	22,408
Alkem Laboratories, Ltd.	441	12,458
Alkyl Amines Chemicals	2,278	22,179
Allahabad Bank (A)	56,789	34,992
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	17

	Shares	Value
India (continued)
Allcargo Logistics, Ltd.	26,237	$48,152
Amara Raja Batteries, Ltd.	16,755	197,537
Ambuja Cements, Ltd.	64,773	197,647
Anant Raj, Ltd.	30,231	18,631
Andhra Bank (A)	66,994	35,826
Apar Industries, Ltd.	4,039	42,365
APL Apollo Tubes, Ltd.	2,100	58,215
Apollo Hospitals Enterprise, Ltd.	12,735	178,920
Apollo Tyres, Ltd.	114,769	457,834
Arvind, Ltd.	50,474	293,567
Asahi India Glass, Ltd.	21,842	110,147
Ashiana Housing, Ltd.	3,705	8,158
Ashok Leyland, Ltd.	376,217	826,798
Ashoka Buildcon, Ltd.	14,345	51,449
Asian Granito India, Ltd.	2,741	17,237
Asian Paints, Ltd.	53,639	1,038,622
Astra Microwave Products, Ltd.	3,253	4,950
Astral Polytechnik, Ltd.	5,998	91,815
Atul, Ltd.	3,428	142,662
Aurobindo Pharma, Ltd.	100,089	823,073
Automotive Axles, Ltd.	1,424	26,299
Avanti Feeds, Ltd.	2,723	65,653
Axis Bank, Ltd.	141,529	1,138,791
Bajaj Auto, Ltd.	13,307	545,994
Bajaj Corp., Ltd.	20,442	142,825
Bajaj Electricals, Ltd.	11,808	94,091
Bajaj Finance, Ltd.	35,872	1,121,113
Bajaj Finserv, Ltd.	16,614	1,488,746
Bajaj Hindusthan Sugar, Ltd. (A)	178,945	19,482
Bajaj Holdings & Investment, Ltd.	10,297	422,317
Balaji Amines, Ltd.	3,283	28,773
Balaji Telefilms, Ltd.	4,394	8,452
Balkrishna Industries, Ltd.	45,221	757,719
Ballarpur Industries, Ltd. (A)	88,990	14,740
Balmer Lawrie & Company, Ltd.	16,866	57,168
Balrampur Chini Mills, Ltd.	77,573	81,965
Banco Products India, Ltd.	6,956	23,651
Bank of Baroda	68,194	137,919
Bank of India (A)	55,900	81,500
Bank of Maharashtra (A)	28,201	5,612
Bata India, Ltd.	6,260	72,763
BEML, Ltd.	4,238	57,971
Berger Paints India, Ltd.	66,305	292,729
BF Utilities, Ltd. (A)	2,743	15,426
Bhansali Engineering Polymers, Ltd.	13,362	28,965
Bharat Electronics, Ltd.	176,349	297,504
Bharat Financial Inclusion, Ltd. (A)	6,325	109,467
Bharat Forge, Ltd.	69,342	667,747
Bharat Heavy Electricals, Ltd.	219,494	271,558
Bharat Petroleum Corp., Ltd.	102,042	614,524
Bharti Airtel, Ltd.	290,441	1,608,794
Bharti Infratel, Ltd.	64,371	287,302
Biocon, Ltd.	36,770	363,545
Birla Corp., Ltd.	6,926	75,939
18	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Bliss Gvs Pharma, Ltd.	11,066	$29,000
Blue Dart Express, Ltd.	1,696	86,533
Blue Star, Ltd.	6,432	66,610
Bodal Chemicals, Ltd.	20,244	44,013
Bombay Dyeing & Manufacturing Company, Ltd.	15,007	54,089
Bombay Rayon Fashions, Ltd. (A)	6,972	2,173
Bosch, Ltd.	878	235,789
Brigade Enterprises, Ltd.	15,066	54,583
Britannia Industries, Ltd.	4,109	362,219
Cadila Healthcare, Ltd. (A)	48,479	259,324
Can Fin Homes, Ltd.	15,443	86,805
Canara Bank	47,423	180,590
Capital First, Ltd.	4,763	40,052
Caplin Point Laboratories, Ltd.	6,805	50,504
Carborundum Universal, Ltd.	16,322	83,996
Care Ratings, Ltd.	7,867	151,442
Castrol India, Ltd.	51,952	133,000
CCL Products India, Ltd.	25,149	109,733
Ceat, Ltd.	9,821	197,928
Century Plyboards India, Ltd.	28,588	117,684
Century Textiles & Industries, Ltd.	1,559	21,852
Cera Sanitaryware, Ltd.	1,494	61,911
CESC, Ltd.	24,066	364,698
CG Power and Industrial Solutions, Ltd. (A)	172,208	154,046
Chambal Fertilizers & Chemicals, Ltd.	75,728	189,870
Chennai Petroleum Corp., Ltd.	15,814	66,535
Chennai Super Kings Cricket, Ltd. (A)(D)	271,316	9,046
Cholamandalam Investment and Finance Company, Ltd.	8,969	204,451
Cipla, Ltd.	54,824	423,513
City Union Bank, Ltd.	53,141	154,395
Clariant Chemicals India, Ltd.	1,514	10,487
Coal India, Ltd.	41,994	183,429
Coffee Day Enterprises, Ltd. (A)(C)	11,548	50,639
Colgate-Palmolive India, Ltd.	20,016	376,091
Container Corp. of India, Ltd.	8,869	180,033
Coromandel International, Ltd.	35,263	234,991
Corp Bank (A)	37,363	15,285
Cox & Kings, Ltd.	38,917	123,993
CRISIL, Ltd.	6,647	167,765
Crompton Greaves Consumer Electricals, Ltd.	202,125	675,797
Cummins India, Ltd.	5,976	61,899
Cyient, Ltd.	19,112	208,762
D B Realty, Ltd. (A)	35,973	26,112
Dabur India, Ltd.	104,748	597,255
Dalmia Bharat, Ltd.	12,963	529,045
DB Corp., Ltd. (A)	10,510	40,258
DCB Bank, Ltd.	69,066	189,486
DCM Shriram, Ltd.	16,548	69,086
Deepak Fertilisers & Petrochemicals Corp., Ltd.	10,021	47,797
Deepak Nitrite, Ltd.	3,254	11,784
Delta Corp., Ltd.	12,378	43,972
DEN Networks, Ltd. (A)	23,366	32,275
Dena Bank (A)	139,881	34,279
Dewan Housing Finance Corp., Ltd.	64,613	583,066
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	19

	Shares	Value
India (continued)
Dhampur Sugar Mills, Ltd.	6,521	$9,957
Dhanuka Agritech, Ltd.	3,106	26,446
Dilip Buildcon, Ltd. (C)	14,958	184,954
Dish TV India, Ltd. (A)	149,432	161,165
Dishman Carbogen Amcis, Ltd. (A)	33,282	153,419
Divi's Laboratories, Ltd.	27,745	431,200
DLF, Ltd.	85,954	267,482
Dr. Lal PathLabs, Ltd. (C)	2,081	26,360
Dr. Reddy's Laboratories, Ltd.	26,263	746,030
Dredging Corp. of India, Ltd. (A)	1,050	8,713
Dynamatic Technologies, Ltd. (A)	876	23,810
eClerx Services, Ltd.	14,749	285,419
Edelweiss Financial Services, Ltd.	128,456	617,434
Eicher Motors, Ltd.	2,569	1,164,282
EID Parry India, Ltd. (A)	21,964	76,775
EIH, Ltd.	41,907	108,380
Electrosteel Castings, Ltd.	54,318	20,773
Elgi Equipments, Ltd.	12,537	51,974
Emami, Ltd.	14,279	221,270
Engineers India, Ltd.	44,631	87,050
Entertainment Network India, Ltd.	1,131	11,056
Eros International Media, Ltd. (A)	10,396	23,110
Escorts, Ltd.	17,668	245,309
Essel Propack, Ltd.	36,321	135,657
Eveready Industries India, Ltd. (A)	16,749	61,337
Exide Industries, Ltd.	70,040	270,107
FDC, Ltd.	17,683	57,535
Federal Bank, Ltd.	358,997	450,380
Federal-Mogul Goetze India, Ltd. (A)	8,475	53,353
Finolex Cables, Ltd.	29,330	293,729
Finolex Industries, Ltd.	15,101	137,284
Firstsource Solutions, Ltd. (A)	87,222	93,620
Fortis Healthcare, Ltd. (A)	101,311	219,591
Future Enterprises, Ltd.	34,346	20,317
Future Lifestyle Fashions, Ltd.	3,748	24,682
Future Retail, Ltd. (A)	57,775	499,397
Gabriel India, Ltd.	25,791	56,953
GAIL India, Ltd.	91,825	475,906
Garware Wall Ropes, Ltd.	1,747	24,715
Gateway Distriparks, Ltd.	28,954	80,234
Gati, Ltd.	7,132	10,271
Gayatri Highways, Ltd. (A)(D)	9,356	1,012
Gayatri Projects, Ltd. (A)	9,356	25,762
GE T&D India, Ltd.	5,846	26,780
Genus Power Infrastructures, Ltd.	2,326	1,642
Geojit Financial Services, Ltd.	14,269	19,786
GHCL, Ltd.	9,557	40,318
GIC Housing Finance, Ltd.	3,991	23,212
Gillette India, Ltd.	1,325	128,575
GlaxoSmithKline Consumer Healthcare, Ltd.	2,527	245,564
GlaxoSmithKline Pharmaceuticals, Ltd.	2,267	85,603
Glenmark Pharmaceuticals, Ltd.	36,214	288,887
GMR Infrastructure, Ltd. (A)	718,535	189,726
GOCL Corp., Ltd.	4,419	30,175
20	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Godfrey Phillips India, Ltd.	4,064	$45,173
Godrej Consumer Products, Ltd.	44,680	758,435
Godrej Industries, Ltd.	8,664	75,512
Godrej Properties, Ltd. (A)	6,768	73,176
Granules India, Ltd.	20,311	23,477
Graphite India, Ltd.	11,525	151,310
Grasim Industries, Ltd.	48,846	757,795
Greaves Cotton, Ltd.	34,250	67,464
Greenply Industries, Ltd.	10,228	38,859
Grindwell Norton, Ltd.	4,906	36,080
GRUH Finance, Ltd.	33,285	346,658
GTL Infrastructure, Ltd. (A)	163,116	4,221
Gujarat Alkalies & Chemicals, Ltd.	11,667	113,373
Gujarat Ambuja Exports, Ltd.	13,754	44,629
Gujarat Fluorochemicals, Ltd.	13,582	156,888
Gujarat Gas, Ltd.	10,769	138,860
Gujarat Industries Power Company, Ltd.	14,146	20,182
Gujarat Mineral Development Corp., Ltd.	39,451	67,760
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	14,982	105,747
Gujarat Pipavav Port, Ltd.	76,757	131,889
Gujarat State Fertilizers & Chemicals, Ltd.	100,748	174,369
Gujarat State Petronet, Ltd.	56,519	149,836
Gulf Oil Lubricants India, Ltd.	9,424	123,491
GVK Power & Infrastructure, Ltd. (A)	119,260	22,852
Hathway Cable & Datacom, Ltd. (A)	89,649	34,932
Hatsun Agro Products, Ltd.	2,563	27,702
Havells India, Ltd.	40,356	325,010
HBL Power Systems, Ltd.	28,626	16,646
HCL Technologies, Ltd.	126,622	1,701,166
HDFC Bank, Ltd.	268,985	8,806,385
HEG, Ltd.	2,005	104,946
HeidelbergCement India, Ltd.	31,153	70,274
Heritage Foods, Ltd.	1,216	12,901
Hero MotoCorp, Ltd.	9,765	513,316
Hexaware Technologies, Ltd.	61,337	397,188
Hikal, Ltd.	15,030	52,546
Himachal Futuristic Communications, Ltd. (A)	173,576	65,952
Himadri Speciality Chemical, Ltd.	17,838	35,459
Himatsingka Seide, Ltd.	9,559	50,085
Hindalco Industries, Ltd.	181,032	628,750
Hinduja Global Solutions, Ltd.	1,486	20,003
Hinduja Ventures, Ltd.	1,516	16,078
Hindustan Construction Company, Ltd. (A)	80,831	17,819
Hindustan Petroleum Corp., Ltd.	102,082	472,632
Hindustan Unilever, Ltd.	93,897	2,236,608
Honeywell Automation India, Ltd.	353	95,783
Hotel Leela Venture, Ltd. (A)	59,669	15,222
Housing Development & Infrastructure, Ltd. (A)	99,484	38,679
Housing Development Finance Corp., Ltd.	133,036	3,604,829
HSIL, Ltd.	15,111	76,966
HT Media, Ltd.	15,271	18,210
Huhtamaki PPL, Ltd.	7,301	33,001
I G Petrochemicals, Ltd.	3,226	28,813
ICICI Bank, Ltd.	188,647	801,099
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	21

	Shares	Value
India (continued)
IDBI Bank, Ltd. (A)	104,650	$101,134
Idea Cellular, Ltd. (A)	642,224	588,619
IDFC Bank, Ltd.	598,286	360,247
IDFC, Ltd.	321,755	242,027
IFB Industries, Ltd. (A)	1,789	34,731
IFCI, Ltd. (A)	266,296	69,658
Igarashi Motors India, Ltd.	806	9,205
IIFL Holdings, Ltd.	141,575	1,458,286
IL&FS Transportation Networks, Ltd. (A)	31,132	24,339
India Glycols, Ltd.	4,535	33,854
Indiabulls Housing Finance, Ltd.	96,180	1,789,854
Indiabulls Real Estate, Ltd. (A)	76,053	213,213
Indiabulls Ventures, Ltd.	34,663	239,666
Indian Bank	36,959	184,562
Indian Hume Pipe Company, Ltd.	2,579	10,721
Indian Oil Corp., Ltd.	196,836	508,854
Indian Overseas Bank (A)	199,825	48,102
Indo Count Industries, Ltd.	11,826	13,757
Indoco Remedies, Ltd.	11,224	32,605
Indraprastha Gas, Ltd.	39,052	153,697
IndusInd Bank, Ltd.	15,328	444,436
INEOS Styrolution India, Ltd.	189	2,290
Infosys, Ltd.	414,475	7,552,574
Ingersoll Rand India, Ltd.	4,135	34,296
Inox Leisure, Ltd. (A)	19,201	76,185
Insecticides India, Ltd.	990	10,874
Intellect Design Arena, Ltd. (A)	9,367	28,714
InterGlobe Aviation, Ltd. (C)	4,264	75,888
Ipca Laboratories, Ltd.	15,161	150,288
IRB Infrastructure Developers, Ltd.	62,490	214,088
ITC, Ltd.	466,996	1,867,242
ITD Cementation India, Ltd.	7,856	18,378
J Kumar Infraprojects, Ltd.	13,221	52,619
Jagran Prakashan, Ltd.	51,004	124,048
Jai Corp., Ltd.	11,016	21,972
Jain Irrigation Systems, Ltd.	135,716	208,214
Jaiprakash Associates, Ltd. (A)	374,318	84,091
Jaiprakash Power Ventures, Ltd. (A)	530,877	27,423
Jayant Agro-Organics, Ltd.	772	2,780
Jaypee Infratech, Ltd. (A)	132,566	10,658
JB Chemicals & Pharmaceuticals, Ltd.	5,240	21,744
JBF Industries, Ltd.	3,672	4,970
Jet Airways India, Ltd. (A)	8,171	49,901
Jindal Poly Films, Ltd.	9,056	34,007
Jindal Saw, Ltd.	51,557	78,602
Jindal Stainless Hisar, Ltd. (A)	14,922	38,586
Jindal Stainless, Ltd. (A)	36,564	45,353
Jindal Steel & Power, Ltd. (A)	131,814	446,512
JITF Infralogistics, Ltd. (A)	10,930	4,143
JK Cement, Ltd.	7,815	108,783
JK Lakshmi Cement, Ltd.	11,136	59,105
JK Paper, Ltd.	17,300	33,702
JK Tyre & Industries, Ltd.	33,515	66,834
JM Financial, Ltd.	88,302	178,835
22	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Johnson Controls-Hitachi Air Conditioning India, Ltd.	3,138	$116,366
JSW Energy, Ltd.	166,651	199,665
JSW Holdings, Ltd. (A)	692	20,138
JSW Steel, Ltd.	465,794	2,286,248
JTEKT India, Ltd.	13,781	21,043
Jubilant Foodworks, Ltd.	12,866	476,956
Jubilant Life Sciences, Ltd.	48,461	565,816
Just Dial, Ltd. (A)	11,947	103,205
Jyothy Laboratories, Ltd.	11,913	74,238
Kajaria Ceramics, Ltd.	32,999	270,557
Kalpataru Power Transmission, Ltd.	20,959	138,739
Kalyani Steels, Ltd.	3,418	14,131
Kansai Nerolac Paints, Ltd.	18,014	130,590
Kaveri Seed Company, Ltd.	10,014	79,039
KCP, Ltd.	14,928	26,103
KEC International, Ltd.	44,197	232,422
KEI Industries, Ltd.	13,081	93,768
Kirloskar Brothers, Ltd.	5,508	22,874
Kirloskar Oil Engines, Ltd.	5,185	25,122
Kitex Garments, Ltd.	5,395	13,104
KNR Constructions, Ltd.	11,959	51,651
Kolte-Patil Developers, Ltd.	8,939	40,397
Kotak Mahindra Bank, Ltd.	42,141	822,274
KPIT Technologies, Ltd.	76,782	313,477
KPR Mill, Ltd.	5,352	48,335
KRBL, Ltd.	34,245	271,206
KSB Pumps, Ltd.	1,308	15,722
Kwality, Ltd.	6,721	4,504
L&T Finance Holdings, Ltd.	106,047	266,157
LA Opala RG, Ltd.	2,816	10,836
Lakshmi Machine Works, Ltd.	693	83,986
Larsen & Toubro Infotech, Ltd. (C)	1,499	38,933
Larsen & Toubro, Ltd.	96,739	1,962,770
LIC Housing Finance, Ltd.	76,223	536,047
Linde India, Ltd.	3,468	22,004
LT Foods, Ltd.	58,567	61,725
Lumax Industries, Ltd.	951	32,820
Lupin, Ltd.	52,401	601,423
Magma Fincorp, Ltd.	52,741	135,664
Maharashtra Seamless, Ltd.	10,417	65,604
Mahindra & Mahindra Financial Services, Ltd.	58,825	424,785
Mahindra & Mahindra, Ltd.	90,167	1,232,259
Mahindra CIE Automotive, Ltd. (A)	25,613	92,041
Mahindra Holidays & Resorts India, Ltd.	15,892	82,143
Mahindra Lifespace Developers, Ltd.	8,188	65,875
Maithan Alloys, Ltd.	2,024	19,405
Man Infraconstruction, Ltd.	11,110	8,283
Manappuram Finance, Ltd.	199,628	317,548
Mangalore Refinery & Petrochemicals, Ltd.	63,972	88,023
Marico, Ltd.	124,048	591,788
Marksans Pharma, Ltd.	58,676	24,738
Maruti Suzuki India, Ltd.	13,971	1,767,684
Max Financial Services, Ltd. (A)	19,101	138,585
Max India, Ltd. (A)	63,961	80,299
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	23

	Shares	Value
India (continued)
Mayur Uniquoters, Ltd.	6,681	$46,325
McLeod Russel India, Ltd.	19,042	41,583
Meghmani Organics, Ltd.	27,903	38,743
Merck, Ltd.	2,119	73,350
Minda Corp., Ltd.	11,575	30,655
Minda Industries, Ltd.	6,425	121,217
Mindtree, Ltd.	62,832	938,005
Mirza International, Ltd.	11,910	22,297
MOIL, Ltd.	21,596	59,603
Monsanto India, Ltd.	1,981	83,733
Motherson Sumi Systems, Ltd.	146,848	675,612
Motilal Oswal Financial Services, Ltd.	6,545	88,084
Mphasis, Ltd.	26,794	435,490
MPS, Ltd. (A)	3,597	30,843
MRF, Ltd.	517	580,254
Multi Commodity Exchange of India, Ltd.	1,816	23,030
Muthoot Finance, Ltd.	35,321	202,249
Nagarjuna Fertilizers & Chemicals, Ltd. (A)	122,685	27,252
Narayana Hrudayalaya, Ltd. (A)	9,781	33,927
Natco Pharma, Ltd.	29,469	351,967
National Aluminium Company, Ltd.	179,583	186,502
Nava Bharat Ventures, Ltd.	49,149	104,594
Navin Fluorine International, Ltd.	3,008	30,582
Navkar Corp., Ltd. (A)(C)	7,918	17,126
Navneet Education, Ltd.	57,660	109,691
NBCC India, Ltd.	65,703	89,713
NCC, Ltd.	184,525	329,744
NESCO, Ltd.	10,280	86,371
Nestle India, Ltd.	4,168	598,329
NHPC, Ltd.	285,040	112,335
NIIT Technologies, Ltd.	15,502	257,723
NIIT, Ltd. (A)	20,285	30,233
Nilkamal, Ltd.	2,084	52,859
NLC India, Ltd.	42,723	54,299
NOCIL, Ltd.	15,421	43,061
NRB Bearings, Ltd.	12,906	31,413
NTPC, Ltd.	137,661	342,634
Oberoi Realty, Ltd.	29,982	224,905
OCL India, Ltd.	3,751	71,673
Oil & Natural Gas Corp., Ltd.	132,131	347,830
Oil India, Ltd.	29,566	94,808
Omaxe, Ltd.	12,110	39,921
Oracle Financial Services Software, Ltd.	2,809	159,201
Orient Cement, Ltd.	20,563	39,412
Orient Electric, Ltd. (A)	7,442	14,336
Orient Paper & Industries, Ltd.	7,442	3,560
Oriental Bank of Commerce (A)	24,081	28,993
Orissa Minerals Development Company, Ltd.	400	8,563
Page Industries, Ltd.	2,106	782,178
Panama Petrochem, Ltd.	6,370	15,447
Parag Milk Foods, Ltd. (C)	10,107	50,556
Patel Engineering, Ltd. (A)	5,119	4,044
PC Jeweller, Ltd.	31,602	77,585
Persistent Systems, Ltd.	13,933	165,951
24	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Petronet LNG, Ltd.	144,375	$467,797
Pfizer, Ltd.	2,773	101,926
Phillips Carbon Black, Ltd.	11,020	38,309
PI Industries, Ltd.	21,829	272,459
Pidilite Industries, Ltd.	32,614	555,716
Piramal Enterprises, Ltd.	10,033	354,440
Polyplex Corp., Ltd.	2,618	18,977
Power Finance Corp., Ltd.	156,592	188,004
Power Grid Corp. of India, Ltd.	262,415	813,672
Prabhat Dairy, Ltd.	11,200	29,113
Praj Industries, Ltd.	18,806	26,641
Prakash Industries, Ltd. (A)	22,344	59,864
Prestige Estates Projects, Ltd.	39,931	149,391
Prime Focus, Ltd. (A)	22,077	29,111
Procter & Gamble Hygiene & Health Care, Ltd.	3,109	428,786
PTC India Financial Services, Ltd.	58,744	16,154
PTC India, Ltd.	70,681	88,857
Punjab & Sind Bank (A)	14,183	6,900
Punjab National Bank (A)	89,062	110,548
Puravankara, Ltd.	9,088	16,738
PVR, Ltd.	11,461	224,528
Radico Khaitan, Ltd.	14,861	101,388
Rain Industries, Ltd.	60,385	209,993
Rajesh Exports, Ltd.	24,703	220,987
Rallis India, Ltd.	19,198	60,698
Ramco Industries, Ltd.	4,743	18,103
Ramco Systems, Ltd. (A)	1,024	5,635
Ramkrishna Forgings, Ltd.	3,189	36,861
Ramky Infrastructure, Ltd. (A)	2,268	5,215
Rane Holdings, Ltd.	843	28,748
Rashtriya Chemicals & Fertilizers, Ltd.	43,607	46,300
Ratnamani Metals & Tubes, Ltd.	4,786	74,360
Rattanindia Power, Ltd. (A)	88,088	5,734
Raymond, Ltd.	10,572	153,510
RBL Bank, Ltd. (C)	4,929	37,293
Redington India, Ltd.	103,335	183,522
Relaxo Footwears, Ltd. (A)	6,993	73,591
Reliance Capital, Ltd.	46,273	285,398
Reliance Communications, Ltd. (A)	455,761	124,394
Reliance Home Finance, Ltd. (A)	48,549	44,482
Reliance Industries, Ltd.	291,608	3,972,961
Reliance Infrastructure, Ltd.	47,296	304,164
Reliance Power, Ltd. (A)	249,766	133,672
Repco Home Finance, Ltd.	17,535	152,465
Ruchi Soya Industries, Ltd. (A)	4,071	891
Rural Electrification Corp., Ltd.	383,870	671,116
Sadbhav Engineering, Ltd.	23,652	121,264
Sagar Cements, Ltd.	364	5,020
Sanghi Industries, Ltd. (A)	15,870	21,822
Sanofi India, Ltd.	2,078	154,395
Sarda Energy & Minerals, Ltd.	1,436	8,912
Schaeffler India, Ltd.	1,623	127,979
Sequent Scientific, Ltd.	6,725	5,723
SH Kelkar & Company, Ltd. (C)	2,917	10,155
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	25

	Shares	Value
India (continued)
Sharda Cropchem, Ltd.	6,824	$44,489
Shilpa Medicare, Ltd.	2,398	14,027
Shipping Corp. of India, Ltd. (A)	43,969	41,880
Shree Cement, Ltd.	1,348	334,331
Shriram City Union Finance, Ltd.	2,284	75,297
Shriram EPC, Ltd. (A)	24,858	6,761
Shriram Transport Finance Company, Ltd.	30,007	645,571
Siemens, Ltd.	3,098	48,143
Simplex Infrastructures, Ltd.	4,288	33,088
Sintex Industries, Ltd.	126,465	30,421
Sintex Plastics Technology, Ltd. (A)	175,870	133,114
SITI Networks, Ltd. (A)	54,239	9,510
Siyaram Silk Mills, Ltd.	2,360	22,641
SJVN, Ltd.	150,869	68,651
SKF India, Ltd.	2,878	76,482
Skipper, Ltd.	11,649	31,430
SML ISUZU, Ltd.	1,824	21,203
Sobha, Ltd.	17,481	131,714
Solar Industries India, Ltd.	7,252	125,244
Solara Active Pharma Sciences, Ltd. (A)	2,366	4,100
Somany Ceramics, Ltd.	4,903	37,905
Sonata Software, Ltd.	21,264	118,577
Srei Infrastructure Finance, Ltd.	58,443	66,697
SRF, Ltd.	6,349	180,639
Srikalahasthi Pipes, Ltd.	2,409	11,273
State Bank of India (A)	136,365	545,039
Steel Authority of India, Ltd. (A)	142,747	160,517
Sterlite Technologies, Ltd.	84,351	410,841
Strides Shasun, Ltd.	12,584	74,849
Subros, Ltd.	8,200	38,503
Sudarshan Chemical Industries, Ltd.	6,262	43,604
Sun Pharmaceutical Industries, Ltd.	70,800	506,091
Sun TV Network, Ltd.	28,203	382,984
Sundaram Finance Holdings, Ltd. (A)	6,835	13,496
Sundaram Finance, Ltd.	6,835	187,417
Sundaram-Clayton, Ltd.	446	29,656
Sundram Fasteners, Ltd.	29,978	282,889
Sunteck Realty, Ltd.	9,348	55,489
Suprajit Engineering, Ltd.	12,926	53,184
Supreme Industries, Ltd.	14,661	281,857
Supreme Petrochem, Ltd.	9,949	44,261
Surya Roshni, Ltd.	6,261	34,225
Suven Life Sciences, Ltd.	16,662	47,265
Suzlon Energy, Ltd. (A)	816,528	105,595
Swaraj Engines, Ltd.	3,001	87,092
Symphony, Ltd.	2,924	65,908
Syndicate Bank (A)	74,500	54,457
Syngene International, Ltd. (C)	5,460	48,403
TAKE Solutions, Ltd.	23,694	86,923
Tamil Nadu Newsprint & Papers, Ltd.	9,750	45,832
Tata Chemicals, Ltd.	31,658	347,612
Tata Communications, Ltd.	27,850	256,350
Tata Consultancy Services, Ltd.	163,052	4,223,214
Tata Elxsi, Ltd.	8,668	158,557
26	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
India (continued)
Tata Global Beverages, Ltd.	115,801	$461,036
Tata Metaliks, Ltd.	682	7,903
Tata Motors, Ltd. (A)	264,223	1,108,546
Tata Motors, Ltd., ADR (A)	7,425	155,034
Tata Sponge Iron, Ltd.	1,679	27,537
Tata Steel, Ltd.	156,657	1,338,737
Tata Teleservices Maharashtra, Ltd. (A)	81,950	6,357
TCI Express, Ltd.	4,096	32,839
Tech Mahindra, Ltd.	101,368	1,064,514
Techno Electric & Engineering Company, Ltd. (A)	10,513	47,676
Texmaco Rail & Engineering, Ltd.	22,370	23,830
The Great Eastern Shipping Company, Ltd.	23,201	113,336
The India Cements, Ltd.	77,586	149,877
The Indian Hotels Company, Ltd.	117,770	246,806
The Jammu & Kashmir Bank, Ltd. (A)	89,221	77,624
The Karnataka Bank, Ltd.	57,876	102,771
The Karur Vysya Bank, Ltd.	150,195	233,453
The Lakshmi Vilas Bank, Ltd.	14,882	23,204
The Phoenix Mills, Ltd.	19,688	199,634
The Ramco Cements, Ltd.	25,527	289,194
The South Indian Bank, Ltd.	369,240	130,529
The Tata Power Company, Ltd.	309,212	368,586
The Tinplate Company of India, Ltd.	3,175	9,394
Thermax, Ltd.	3,150	53,657
Thirumalai Chemicals, Ltd.	1,675	39,742
Thomas Cook India, Ltd.	8,639	35,657
Thyrocare Technologies, Ltd. (C)	2,278	20,740
TI Financial Holdings, Ltd.	37,830	373,198
Tide Water Oil Company India, Ltd.	484	42,740
Time Technoplast, Ltd.	53,560	118,519
Timken India, Ltd.	5,593	59,170
Titagarh Wagons, Ltd.	16,437	25,077
Titan Company, Ltd.	36,213	486,862
Torrent Pharmaceuticals, Ltd.	12,875	268,112
Torrent Power, Ltd.	43,239	172,365
Tourism Finance Corp. of India, Ltd.	6,272	14,144
Transport Corp. of India, Ltd.	12,112	51,177
Trent, Ltd.	8,710	42,076
Trident, Ltd.	37,231	32,168
Triveni Engineering & Industries, Ltd.	21,848	14,168
Triveni Turbine, Ltd.	25,196	41,068
TTK Prestige, Ltd.	859	75,423
Tube Investments of India, Ltd.	37,830	120,203
TV Today Network, Ltd.	7,739	51,667
TV18 Broadcast, Ltd. (A)	142,677	117,554
TVS Motor Company, Ltd.	37,216	322,750
TVS Srichakra, Ltd.	584	26,332
UCO Bank (A)	99,465	27,574
Uflex, Ltd.	12,529	56,791
UltraTech Cement, Ltd.	6,209	341,505
Unichem Laboratories, Ltd.	12,784	47,976
Union Bank of India (A)	66,392	88,868
Unitech, Ltd. (A)	604,404	40,228
United Breweries, Ltd.	11,846	205,608
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	27

	Shares	Value
India (continued)
United Spirits, Ltd. (A)	13,708	$681,009
UPL, Ltd.	200,042	2,096,672
VA Tech Wabag, Ltd.	10,460	69,044
Vaibhav Global, Ltd. (A)	1,546	15,806
Vakrangee, Ltd.	128,474	61,962
Vardhman Textiles, Ltd.	9,013	166,821
Vedanta, Ltd.	291,290	1,076,304
Vedanta, Ltd., ADR	73,731	1,083,846
Venky's India, Ltd.	1,467	65,984
Vesuvius India, Ltd.	690	13,138
V-Guard Industries, Ltd.	51,870	169,188
Vijaya Bank	80,560	70,168
Vinati Organics, Ltd.	2,546	37,526
VIP Industries, Ltd.	33,137	206,967
V-Mart Retail, Ltd.	1,740	61,335
Voltas, Ltd.	13,356	107,361
VRL Logistics, Ltd. (A)	11,200	61,301
VST Industries, Ltd.	2,691	126,896
VST Tillers Tractors, Ltd.	456	17,998
WABCO India, Ltd.	1,073	118,344
Welspun Corp., Ltd.	27,769	54,008
Welspun Enterprises, Ltd.	10,085	28,452
Welspun India, Ltd.	196,410	182,207
West Coast Paper Mills, Ltd.	11,997	50,225
Whirlpool of India, Ltd.	7,671	173,004
Wipro, Ltd.	184,188	719,197
Wockhardt, Ltd. (A)	8,663	87,882
Wonderla Holidays, Ltd.	2,364	12,057
Yes Bank, Ltd.	251,595	1,289,854
Zee Entertainment Enterprises, Ltd.	68,891	570,699
Zee Media Corp., Ltd. (A)	15,540	7,548
Zensar Technologies, Ltd.	5,480	105,425
Zuari Agro Chemicals, Ltd.	5,446	29,364
Zydus Wellness, Ltd.	1,037	18,438
Indonesia 2.6%		29,566,901
Ace Hardware Indonesia Tbk PT	3,430,000	308,391
Adaro Energy Tbk PT	6,004,900	813,260
Adhi Karya Persero Tbk PT	791,838	110,268
Agung Podomoro Land Tbk PT	2,485,700	35,142
AKR Corporindo Tbk PT	378,000	133,573
Alam Sutera Realty Tbk PT	3,280,800	83,435
Aneka Tambang Tbk PT	3,292,054	204,235
Arwana Citramulia Tbk PT	2,562,200	59,165
Asahimas Flat Glass Tbk PT	113,500	40,673
Astra Agro Lestari Tbk PT	183,433	165,529
Astra Graphia Tbk PT	514,000	50,797
Astra International Tbk PT	2,902,100	1,435,630
Bakrie & Brothers Tbk PT (A)	9,930,126	268,710
Bakrie Telecom Tbk PT (A)	22,579,900	81,252
Bank Bukopin Tbk PT (A)	1,865,866	51,014
Bank Central Asia Tbk PT	855,600	1,393,374
Bank Danamon Indonesia Tbk PT	887,471	371,889
Bank Mandiri Persero Tbk PT	1,700,792	858,674
28	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Bank Negara Indonesia Persero Tbk PT	1,294,303	$787,039
Bank Pan Indonesia Tbk PT (A)	1,492,800	91,149
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	995,700	146,724
Bank Pembangunan Daerah Jawa Timur Tbk PT	1,039,000	51,458
Bank Permata Tbk PT (A)	1,143,664	41,544
Bank Rakyat Indonesia Persero Tbk PT	7,286,900	1,609,604
Bank Tabungan Negara Persero Tbk PT	1,150,398	251,929
Bank Tabungan Pensiunan Nasional Tbk PT	268,700	70,568
Barito Pacific Tbk PT (A)	2,137,400	325,740
Bayan Resources Tbk PT (A)	98,000	78,511
Bekasi Fajar Industrial Estate Tbk PT	889,200	17,117
Benakat Integra Tbk PT (A)	3,785,000	18,096
Berlian Laju Tanker Tbk PT (A)(D)	11,916,666	0
BISI International Tbk PT	772,100	104,084
Bukit Asam Persero Tbk PT	1,536,500	418,391
Bumi Resources Tbk PT (A)	8,267,930	156,787
Bumi Serpong Damai Tbk PT	2,048,200	250,601
Bumi Teknokultura Unggul Tbk PT (A)	2,019,200	22,988
Charoen Pokphand Indonesia Tbk PT	1,818,220	480,241
Ciputra Development Tbk PT	5,914,561	428,714
Citra Marga Nusaphala Persada Tbk PT (A)	2,197,375	225,830
Delta Dunia Makmur Tbk PT (A)	2,347,500	147,274
Dharma Satya Nusantara Tbk PT	603,500	18,537
Eagle High Plantations Tbk PT (A)	4,006,000	53,704
Elnusa Tbk PT	1,217,000	35,729
Energi Mega Persada Tbk PT (A)	2,319,201	28,859
Erajaya Swasembada Tbk PT	324,200	59,916
Fajar Surya Wisesa Tbk PT	146,500	63,725
Gajah Tunggal Tbk PT	664,400	38,822
Garuda Indonesia Persero Tbk PT (A)	3,563,300	65,133
Global Mediacom Tbk PT	2,755,700	102,774
Gudang Garam Tbk PT	97,943	481,744
Hanson International Tbk PT (A)	24,774,500	247,520
Harum Energy Tbk PT (A)	248,600	57,539
Holcim Indonesia Tbk PT (A)	1,126,300	55,186
Indah Kiat Pulp & Paper Corp. Tbk PT	761,200	1,027,069
Indika Energy Tbk PT	693,500	185,777
Indo Tambangraya Megah Tbk PT	159,600	296,178
Indocement Tunggal Prakarsa Tbk PT	119,200	150,367
Indofood CBP Sukses Makmur Tbk PT	293,800	182,891
Indofood Sukses Makmur Tbk PT	1,455,000	738,636
Indomobil Sukses Internasional Tbk PT	116,600	24,559
Indosat Tbk PT	509,400	120,571
Industri Jamu Dan Farmasi Sido Muncul Tbk PT (A)	503,700	31,691
Inovisi Infracom Tbk PT (A)(D)	671,012	5,650
Intiland Development Tbk PT (A)	2,487,800	53,748
Japfa Comfeed Indonesia Tbk PT	2,015,000	225,153
Jasa Marga Persero Tbk PT	466,852	149,466
Kalbe Farma Tbk PT	2,597,200	255,668
Kawasan Industri Jababeka Tbk PT	6,431,162	100,699
Krakatau Steel Persero Tbk PT (A)	1,223,690	37,966
Kresna Graha Investama Tbk PT (A)	4,339,300	231,362
Link Net Tbk PT	148,300	49,645
Lippo Cikarang Tbk PT (A)	191,300	27,342
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	29

	Shares	Value
Indonesia (continued)
Lippo Karawaci Tbk PT (A)	6,085,925	$165,009
Malindo Feedmill Tbk PT	402,600	20,683
Matahari Department Store Tbk PT	693,700	454,981
Matahari Putra Prima Tbk PT (A)	185,400	4,159
Mayora Indah Tbk PT	4,432,900	955,339
Medco Energi Internasional Tbk PT (A)	4,277,866	342,607
Media Nusantara Citra Tbk PT	1,880,900	161,920
Metrodata Electronics Tbk PT	269,806	17,778
Mitra Adiperkasa Tbk PT	387,600	235,023
Mitra Keluarga Karyasehat Tbk PT	512,600	66,193
MNC Investama Tbk PT (A)	8,560,700	69,104
MNC Sky Vision Tbk PT (A)	430,900	22,568
Modernland Realty Tbk PT	3,192,300	70,700
Multipolar Tbk PT (A)	2,705,400	24,689
Nippon Indosari Corpindo Tbk PT	1,175,411	92,133
Nirvana Development Tbk PT (A)	5,351,300	34,427
Nusantara Infrastructure Tbk PT	5,592,400	78,420
Pabrik Kertas Tjiwi Kimia Tbk PT	476,200	448,499
Pakuwon Jati Tbk PT	6,313,500	254,005
Pan Brothers Tbk PT (A)	705,300	27,857
Panin Financial Tbk PT (A)	6,794,200	108,454
Panin Sekuritas Tbk PT	22,500	2,735
Paninvest Tbk PT (A)	1,326,500	98,062
Perusahaan Gas Negara Persero Tbk PT	1,329,800	197,685
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,309,400	108,166
Pool Advista Indonesia Tbk PT (A)	70,300	23,490
PP Persero Tbk PT	1,177,887	218,054
PP Properti Tbk PT	5,263,900	64,270
Ramayana Lestari Sentosa Tbk PT	1,082,600	106,252
Resource Alam Indonesia Tbk PT	969,000	21,890
Rimo International Lestari Tbk PT (A)	3,813,500	39,806
Rukun Raharja Tbk PT	195,900	10,464
Salim Ivomas Pratama Tbk PT	1,343,200	52,624
Sampoerna Agro Tbk PT	618,600	102,694
Sarana Menara Nusantara Tbk PT	181,000	33,860
Sawit Sumbermas Sarana Tbk PT	749,400	64,431
Selamat Sempurna Tbk PT	3,844,600	395,747
Semen Baturaja Persero Tbk PT	513,900	136,792
Semen Indonesia Persero Tbk PT	443,700	267,430
Sentul City Tbk PT (A)	8,651,600	87,640
Siloam International Hospitals Tbk PT (A)	92,218	46,180
Sinar Mas Multiartha Tbk PT	37,000	20,903
Sri Rejeki Isman Tbk PT	3,450,300	85,209
Sugih Energy Tbk PT (A)	8,409,300	30,260
Summarecon Agung Tbk PT	2,505,800	176,990
Surya Citra Media Tbk PT	1,549,100	272,699
Surya Semesta Internusa Tbk PT (A)	1,061,100	43,393
Suryainti Permata Tbk PT (A)(D)	1,802,000	0
Telekomunikasi Indonesia Persero Tbk PT	2,391,100	600,046
Telekomunikasi Indonesia Persero Tbk PT, ADR	38,054	940,314
Tempo Scan Pacific Tbk PT	242,800	27,519
Tiga Pilar Sejahtera Food Tbk PT (A)	801,600	26,822
Timah Tbk PT	998,680	67,456
Tiphone Mobile Indonesia Tbk PT	179,500	10,937
30	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Indonesia (continued)
Tower Bersama Infrastructure Tbk PT	769,100	$281,292
Trada Alam Minera Tbk PT (A)	15,106,200	400,052
Trias Sentosa Tbk PT	1,000,000	28,724
Truba Alam Manunggal Engineering Tbk PT (A)	19,436,000	13,988
Tunas Baru Lampung Tbk PT	1,502,600	122,324
Tunas Ridean Tbk PT	667,900	64,134
Unilever Indonesia Tbk PT	203,300	665,061
United Tractors Tbk PT	578,500	1,457,778
Vale Indonesia Tbk PT (A)	570,700	157,697
Visi Media Asia Tbk PT (A)	5,390,300	93,316
Waskita Beton Precast Tbk PT	3,164,900	91,265
Waskita Karya Persero Tbk PT	1,964,102	326,629
Wijaya Karya Beton Tbk PT	1,114,500	34,458
Wijaya Karya Persero Tbk PT	1,222,576	146,516
XL Axiata Tbk PT (A)	1,695,800	255,273
Malaysia 3.1%		35,232,983
7-Eleven Malaysia Holdings BHD	45,648	17,479
Aeon Company M BHD	333,100	191,783
AEON Credit Service M BHD	30,640	113,974
AFFIN Bank BHD	246,390	152,181
AirAsia Group BHD	557,400	429,895
AirAsia X BHD (A)	924,550	83,574
Ajinomoto Malaysia BHD	2,500	14,056
Alliance Bank Malaysia BHD	367,900	391,059
AMMB Holdings BHD	370,950	330,753
Amway Malaysia Holdings BHD	400	768
Ann Joo Resources BHD	82,300	41,872
APM Automotive Holdings BHD	102,500	92,753
Astro Malaysia Holdings BHD	450,300	158,678
Axiata Group BHD (B)	634,978	695,571
Batu Kawan BHD	33,400	151,335
Benalec Holdings BHD	161,700	11,343
Berjaya Assets BHD (A)	488,900	58,369
Berjaya Corp. BHD (A)	1,172,434	84,953
Berjaya Land BHD (A)	846,900	63,455
Berjaya Sports Toto BHD	277,378	172,560
Bermaz Auto BHD (B)	311,400	172,151
BIMB Holdings BHD	148,600	146,115
Bintulu Port Holdings BHD	300	430
Bonia Corp. BHD	256,400	28,141
Boustead Holdings BHD	515,807	313,862
Boustead Plantations BHD (B)	166,460	53,480
British American Tobacco Malaysia BHD	38,400	312,495
Bumi Armada BHD (A)(B)	1,060,900	205,602
Bursa Malaysia BHD	237,000	450,238
CAB Cakaran Corp. BHD	84,800	19,694
Cahya Mata Sarawak BHD	154,400	89,886
Can-One BHD	19,500	12,052
Carlsberg Brewery Malaysia BHD	67,000	334,091
CB Industrial Product Holding BHD	134,440	47,313
CCM Duopharma Biotech BHD	13,866	11,817
CIMB Group Holdings BHD	447,058	662,268
CJ Century Logistics Holdings BHD	12,300	2,056
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	31

	Shares	Value
Malaysia (continued)
Coastal Contracts BHD	120,166	$34,333
CSC Steel Holdings BHD	40,500	13,753
Cypark Resources BHD	69,300	41,926
D&O Green Technologies BHD	290,600	47,261
Dagang Nexchange BHD	188,300	18,117
Daibochi Plastic & Packaging Industry BHD	26,208	13,937
Datasonic Group BHD	206,100	46,367
Dayang Enterprise Holdings BHD (A)	203,600	31,952
Destini BHD (A)	127,200	7,500
Dialog Group BHD	229,360	186,964
DiGi.Com BHD (B)	475,980	528,837
DRB-Hicom BHD	313,300	137,197
Dutch Lady Milk Industries BHD	9,900	169,090
Eastern & Oriental BHD	217,767	79,787
Eco World Development Group BHD (A)	409,600	139,507
Econpile Holdings BHD	248,300	35,334
Ekovest BHD	351,900	48,478
Evergreen Fibreboard BHD	202,650	22,356
Felda Global Ventures Holdings BHD	585,500	231,477
Fraser & Neave Holdings BHD (B)	4,500	42,779
Gabungan AQRS BHD	90,300	14,531
Gadang Holdings BHD	194,300	32,410
Gamuda BHD (B)	229,500	192,897
Gas Malaysia BHD	132,500	94,076
Genting BHD (B)	528,500	1,165,528
Genting Malaysia BHD	309,400	387,053
Genting Plantations BHD (B)	35,200	83,914
George Kent Malaysia BHD	147,900	44,600
Globetronics Technology BHD (B)	218,086	131,554
GuocoLand Malaysia BHD	183,100	42,813
Hai-O Enterprise BHD	60,900	76,664
HAP Seng Consolidated BHD	304,739	749,807
Hartalega Holdings BHD (B)	318,200	488,324
Heineken Malaysia BHD	73,800	422,526
Hengyuan Refining Company BHD (B)	67,000	108,881
HeveaBoard BHD	135,300	26,239
Hibiscus Petroleum BHD (A)(B)	435,200	97,080
Hock Seng LEE BHD	142,592	50,088
Hong Leong Bank BHD	49,734	239,265
Hong Leong Financial Group BHD	61,761	293,837
Hong Leong Industries BHD	44,900	133,912
HSS Engineers BHD	32,500	3,657
Hua Yang BHD	156,021	18,405
Hume Industries BHD (A)	67,932	22,516
I-BHD	62,100	7,443
IGB BHD	45,400	33,537
IHH Healthcare BHD (B)	109,500	165,507
IJM Corp. BHD	730,160	310,678
IJM Plantations BHD	126,600	73,182
Inari Amertron BHD	775,836	444,341
Insas BHD	210,474	45,669
IOI Corp. BHD	414,700	481,888
IOI Properties Group BHD (B)	426,071	168,763
Iris Corp. BHD (A)	481,000	14,569
32	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
JAKS Resources BHD (A)	100,800	$35,667
Jaya Tiasa Holdings BHD	146,505	25,535
JCY International BHD	249,600	17,279
Karex BHD	75,000	10,542
Keck Seng Malaysia BHD	224,850	228,024
Kenanga Investment Bank BHD	312,317	46,690
Kerjaya Prospek Group BHD (B)	79,420	29,272
Kesm Industries BHD	4,500	18,943
Kian JOO CAN Factory BHD	306,700	206,971
Kim Loong Resources BHD	113,400	37,036
Kimlun Corp. BHD	100,318	39,549
KNM Group BHD (A)	816,270	36,871
Kossan Rubber Industries	165,200	317,884
KPJ Healthcare BHD	691,200	171,209
Kretam Holdings BHD	140,100	27,893
KSL Holdings BHD (A)(B)	270,010	59,406
Kuala Lumpur Kepong BHD	40,758	255,600
Kumpulan Fima BHD	93,300	35,925
Kumpulan Perangsang Selangor BHD	78,800	33,595
Lafarge Malaysia BHD (A)(B)	102,200	77,230
Land & General BHD	1,323,140	56,403
Landmarks BHD (A)	232,900	40,093
LBS Bina Group BHD (B)	287,100	61,558
Lii Hen Industries BHD	38,700	22,742
Lingkaran Trans Kota Holdings BHD	80,200	86,486
Lion Industries Corp. BHD (A)	73,400	12,906
LPI Capital BHD	50,520	216,141
Magni-Tech Industries BHD	31,300	34,951
Magnum BHD	271,800	149,353
Mah Sing Group BHD	440,112	121,638
Malakoff Corp. BHD	367,000	78,849
Malayan Banking BHD (B)	487,086	1,181,315
Malayan Flour Mills BHD (B)	126,800	44,669
Malayan United Industries BHD (A)	280,100	12,303
Malaysia Airports Holdings BHD	171,288	358,756
Malaysia Building Society BHD (A)	358,677	104,874
Malaysia Marine and Heavy Engineering Holdings BHD	68,200	11,601
Malaysian Pacific Industries BHD	52,638	131,846
Malaysian Resources Corp. BHD (B)	684,000	101,213
Malton BHD	89,200	12,609
Matrix Concepts Holdings BHD	232,978	112,643
Maxis BHD	255,985	373,737
MBM Resources BHD	151,150	95,625
Media Chinese International, Ltd.	286,200	21,109
Media Prima BHD	353,580	33,444
Mega First Corp. BHD	62,700	54,531
MISC BHD (B)	190,550	280,986
Mitrajaya Holdings BHD	185,250	22,545
MK Land Holdings BHD (A)	446,700	22,931
MKH BHD (B)	164,232	52,400
MMC Corp. BHD	297,300	111,902
MNRB Holdings BHD (A)(B)	82,650	51,222
MPHB Capital BHD (A)	145,400	45,501
Muda Holdings BHD	35,600	17,651
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	33

	Shares	Value
Malaysia (continued)
Mudajaya Group BHD (A)	232,800	$31,060
Muhibbah Engineering M BHD	155,300	114,935
Mulpha International BHD (A)	74,070	41,749
My EG Services BHD (B)	803,350	179,780
Naim Holdings BHD (A)	93,500	15,082
NTPM Holdings BHD	145,500	21,983
OCK Group BHD	98,000	16,705
Oriental Holdings BHD	198,920	323,297
OSK Holdings BHD	455,717	105,103
Padini Holdings BHD (B)	198,900	287,073
Panasonic Manufacturing Malaysia BHD	10,900	104,073
Pantech Group Holdings BHD	69,792	10,622
Paramount Corp. BHD	56,600	27,186
Parkson Holdings BHD (A)	205,145	25,781
Pentamaster Corp. BHD (A)(B)	68,472	39,842
Perdana Petroleum BHD (A)	61,866	2,924
PESTECH International BHD (A)	122,400	49,444
Petron Malaysia Refining & Marketing BHD (B)	26,800	54,317
Petronas Chemicals Group BHD	368,600	745,471
Petronas Dagangan BHD (B)	32,500	204,295
Petronas Gas BHD	89,600	394,655
Pharmaniaga BHD	12,000	12,165
PIE Industrial BHD	20,600	6,610
Pos Malaysia BHD (B)	83,100	74,467
Power Root BHD	71,000	26,755
PPB Group BHD	63,500	317,996
Press Metal Aluminium Holdings BHD	283,400	336,913
Protasco BHD	136,470	18,014
Public Bank BHD (B)	408,860	2,450,340
QL Resources BHD (B)	234,990	312,327
RHB Bank BHD	99,762	133,825
Rimbunan Sawit BHD (A)	338,000	24,762
Salcon BHD (A)	290,594	29,961
Salutica BHD	61,000	7,013
Sam Engineering & Equipment M BHD	9,300	17,056
Sapura Energy BHD (A)(B)	1,592,657	219,516
Sarawak Oil Palms BHD	117,242	94,012
Scicom MSC BHD	29,300	14,210
Scientex BHD	100,800	178,420
SEG International BHD	33,942	5,621
Selangor Dredging BHD	226,100	42,463
Selangor Properties BHD	18,300	19,804
Serba Dinamik Holdings BHD	31,600	26,158
Shangri-La Hotels Malaysia BHD	36,700	55,334
SHL Consolidated BHD	113,500	64,407
Sime Darby BHD	259,674	158,900
Sime Darby Plantation BHD	243,174	338,835
Sime Darby Property BHD	243,174	69,949
Sino Hua-An International BHD (A)	186,200	15,810
SKP Resources BHD	343,700	129,356
SP Setia BHD Group (B)	192,511	149,039
Star Media Group BHD	119,300	34,085
Sumatec Resources BHD (A)	422,000	4,145
Sunway BHD	438,676	160,765
34	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Malaysia (continued)
Sunway Construction Group BHD	139,762	$61,082
Supermax Corp. BHD	142,700	109,930
Suria Capital Holdings BHD	196,400	80,661
Syarikat Takaful Malaysia BHD	226,300	220,174
Ta Ann Holdings BHD	74,808	52,448
TA Enterprise BHD	421,100	66,613
TA Global BHD	678,340	51,859
Taliworks Corp. BHD	72,600	14,092
Tambun Indah Land BHD	114,000	21,721
Tan Chong Motor Holdings BHD	191,600	83,118
Tasek Corp. BHD	5,400	9,586
TDM BHD	233,854	14,187
Telekom Malaysia BHD (B)	162,056	149,299
Tenaga Nasional BHD (B)	418,300	1,514,680
TH Plantations BHD	185,160	29,086
Thong Guan Industries BHD	9,900	6,294
TIME dotCom BHD	174,540	328,504
Tiong NAM Logistics Holdings	107,610	26,930
Top Glove Corp. BHD	220,100	565,870
Tropicana Corp. BHD	334,535	73,760
TSH Resources BHD	365,500	111,808
Tune Protect Group BHD	181,600	36,449
Uchi Technologies BHD	116,230	82,686
UEM Edgenta BHD (B)	179,900	94,023
UEM Sunrise BHD (A)	549,866	99,282
UMW Holdings BHD (A)	121,900	195,215
Unisem M BHD (B)	276,620	165,796
United Malacca BHD	112,550	171,266
United Plantations BHD	22,900	156,474
United U-Li Corp. BHD	54,400	22,619
UOA Development BHD	265,700	172,472
Velesto Energy BHD (A)(B)	1,427,131	96,938
ViTrox Corp. BHD	41,700	60,772
VS Industry BHD (B)	473,231	216,808
Wah Seong Corp. BHD (A)	60,600	20,503
WCT Holdings BHD (A)	356,009	70,278
Wellcall Holdings BHD	248,550	83,096
Westports Holdings BHD (B)	299,900	260,746
WTK Holdings BHD	97,600	15,475
Yinson Holdings BHD	184,700	202,474
YNH Property BHD (A)	186,890	64,373
Yong Tai BHD (A)	29,700	10,350
YTL Corp. BHD	1,643,930	392,679
YTL Power International BHD (B)	341,980	70,426
Zhulian Corp. BHD	71,300	26,809
Malta 0.0%		481,134
Brait SE (A)(B)	167,713	481,134
Mexico 3.2%		36,258,551
Alfa SAB de CV, Class A (B)	1,162,179	1,188,712
Alpek SAB de CV	197,876	295,058
Alsea SAB de CV (B)	193,973	631,773
America Movil SAB de CV, Series L (B)	6,641,335	5,151,329
Arca Continental SAB de CV	62,135	373,845
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	35

	Shares	Value
Mexico (continued)
Axtel SAB de CV (A)(B)	417,171	$85,757
Banco Santander Mexico SA, B Shares	306,625	400,949
Bio Pappel SAB de CV (A)	18,527	15,058
Bolsa Mexicana de Valores SAB de CV	126,093	204,838
Cemex SAB de CV (A)(B)	1,623,138	966,820
Cemex SAB de CV, ADR (A)	81,587	486,259
Coca-Cola Femsa SAB de CV, ADR (B)	3,500	204,610
Coca-Cola Femsa SAB de CV, Series L	24,051	140,594
Consorcio ARA SAB de CV	324,942	104,922
Controladora Vuela Cia de Aviacion SAB de CV, ADR (A)(B)	6,795	35,130
Controladora Vuela Cia de Aviacion SAB de CV, Class A (A)(B)	93,501	48,287
Corp. Inmobiliaria Vesta SAB de CV	187,401	235,371
Credito Real SAB de CV	103,305	125,398
Dine SAB de CV (A)	103,700	53,814
El Puerto de Liverpool SAB de CV, Series C1 (B)	22,477	127,922
Elementia SAB de CV (A)(B)(C)	22,179	13,622
Fomento Economico Mexicano SAB de CV	146,657	1,220,411
Fomento Economico Mexicano SAB de CV, ADR	980	81,654
Genomma Lab Internacional SAB de CV, Class B (A)	227,931	192,908
Gentera SAB de CV (B)	460,069	354,544
Gruma SAB de CV, Class B (B)	76,182	801,482
Grupo Aeromexico SAB de CV (A)(B)	130,793	159,027
Grupo Aeroportuario del Centro Norte SAB de CV	103,231	491,242
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,159	1,205,639
Grupo Aeroportuario del Sureste SAB de CV, ADR (B)	4,187	668,957
Grupo Bimbo SAB de CV, Series A (B)	263,427	505,202
Grupo Carso SAB de CV, Series A1	178,049	557,233
Grupo Cementos de Chihuahua SAB de CV	57,873	303,748
Grupo Comercial Chedraui SA de CV	142,240	284,556
Grupo Elektra SAB de CV (B)	12,992	331,206
Grupo Famsa SAB de CV, Class A (A)	78,525	48,033
Grupo Financiero Banorte SAB de CV, Series O (B)	205,327	1,087,753
Grupo Financiero Inbursa SAB de CV, Series O	288,908	408,201
Grupo Financiero Interacciones SA de CV, Series O (A)	40,248	182,022
Grupo GICSA SA de CV (A)	125,443	58,053
Grupo Gigante SAB de CV (A)	168,900	287,080
Grupo Herdez SAB de CV	112,654	222,544
Grupo Hotelero Santa Fe SAB de CV (A)	101,125	52,224
Grupo Industrial Saltillo SAB de CV	90,238	123,064
Grupo KUO SAB de CV, Series B	206,101	392,679
Grupo Lala SAB de CV (B)	126,849	138,904
Grupo Mexico SAB de CV, Series B	1,227,284	3,050,880
Grupo Pochteca SAB de CV (A)	20,836	8,619
Grupo Rotoplas SAB de CV (A)	23,902	29,062
Grupo Sanborns SAB de CV	209,244	207,202
Grupo Simec SAB de CV, Series B (A)	47,661	148,207
Grupo Sports World SAB de CV (A)	27,369	25,016
Grupo Televisa SAB (B)	473,765	1,585,579
Hoteles City Express SAB de CV (A)	125,919	149,944
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV (A)	115,901	174,334
Industrias Bachoco SAB de CV, Series B	59,864	273,137
Industrias CH SAB de CV, Series B (A)(B)	77,620	336,521
Industrias Penoles SAB de CV (B)	50,219	851,132
Infraestructura Energetica Nova SAB de CV	104,705	437,044
36	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Mexico (continued)
Kimberly-Clark de Mexico SAB de CV, Class A (B)	414,558	$693,610
La Comer SAB de CV (A)	246,023	240,291
Maxcom Telecomunicaciones SAB de CV (A)(B)	7,567	1,992
Megacable Holdings SAB de CV (B)	92,879	396,995
Mexichem SAB de CV	413,696	1,166,542
Minera Frisco SAB de CV, Series A1 (A)	314,174	117,985
Nemak SAB de CV (C)	110,645	74,615
Organizacion Cultiba SAB de CV	45,332	30,343
Organizacion Soriana SAB de CV, Series B (A)	1,120,606	1,801,317
Promotora y Operadora de Infraestructura SAB de CV (A)	46,492	417,398
Promotora y Operadora de Infraestructura SAB de CV, L Shares (A)	4,040	26,716
Qualitas Controladora SAB de CV	64,212	165,386
Rassini SAB de CV	23,561	80,070
Rassini SAB de CV, Class A	28,100	49,030
Regional SAB de CV (B)	124,856	694,811
Telesites SAB de CV (A)(B)	298,206	210,520
TV Azteca SAB de CV	590,813	77,611
Unifin Financiera SAB de CV	35,701	101,565
Vitro SAB de CV, Series A	52,549	143,119
Wal-Mart de Mexico SAB de CV (B)	573,175	1,443,524
Netherlands 0.0%		278,693
VEON, Ltd. (B)	116,608	278,693
Peru 0.3%		2,759,300
Cementos Pacasmayo SAA, ADR	4,994	59,329
Cia de Minas Buenaventura SAA, ADR	21,714	335,916
Credicorp, Ltd.	10,520	2,329,338
Fossal SAA, ADR (A)	633	425
Grana y Montero SAA, ADR (A)	11,010	34,292
Philippines 1.2%		13,771,994
Aboitiz Equity Ventures, Inc.	210,020	231,125
Aboitiz Power Corp.	209,900	157,115
Alliance Global Group, Inc. (A)	816,800	206,527
Alsons Consolidated Resources, Inc.	629,000	15,399
Alsons Consolidated Resources, Inc. (D)	3,145	1,072
Apex Mining Company, Inc. (A)	520,000	15,804
Atlas Consolidated Mining & Development Corp. (A)	664,800	53,489
Ayala Corp.	44,140	788,731
Ayala Land, Inc.	802,700	607,113
Bank of the Philippine Islands	77,010	139,279
BDO Unibank, Inc.	158,812	394,688
Belle Corp.	1,714,000	110,947
Bloomberry Resorts Corp.	1,108,200	227,910
Cebu Air, Inc.	105,830	175,404
CEMEX Holdings Philippines, Inc. (A)(C)	558,600	32,388
Century Pacific Food, Inc.	245,950	78,912
China Banking Corp.	336,135	216,829
Cirtek Holdings Philippines Corp.	17,900	16,955
COL Financial Group, Inc.	10,000	3,161
Cosco Capital, Inc.	972,300	113,727
D&L Industries, Inc.	795,300	167,126
DMCI Holdings, Inc.	1,290,200	264,876
DoubleDragon Properties Corp. (A)	159,110	88,273
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	37

	Shares	Value
Philippines (continued)
East West Banking Corp. (A)	185,750	$53,451
EEI Corp. (A)	180,500	39,476
Emperador, Inc.	709,200	97,080
Empire East Land Holdings, Inc. (A)	2,941,000	34,644
Energy Development Corp. (A)	862,398	86,694
Filinvest Land, Inc.	4,071,750	124,908
First Gen Corp.	528,400	150,859
First Philippine Holdings Corp.	146,190	181,160
Globe Telecom, Inc.	8,835	272,421
GT Capital Holdings, Inc.	11,430	211,301
Integrated Micro-Electronics, Inc.	284,355	83,487
International Container Terminal Services, Inc.	186,990	300,500
JG Summit Holdings, Inc.	450,700	489,281
Jollibee Foods Corp.	89,610	467,629
Leisure & Resorts World Corp.	221,000	18,071
Lepanto Consolidated Mining Company, Class B (A)	3,304,363	8,688
Lopez Holdings Corp.	1,638,400	119,036
LT Group, Inc.	533,500	210,155
Manila Electric Company	35,470	217,666
Manila Water Company, Inc.	401,900	216,904
Max's Group, Inc.	98,300	23,908
Megawide Construction Corp.	327,470	138,391
Megaworld Corp.	2,913,600	269,369
Melco Resorts and Entertainment Philippines Corp. (A)	642,800	69,882
Metro Pacific Investments Corp.	2,362,800	209,421
Metro Retail Stores Group, Inc.	118,000	6,696
Metropolitan Bank & Trust Company	113,767	171,392
Nickel Asia Corp.	335,200	31,442
Pepsi-Cola Products Philippines, Inc.	951,000	42,465
Petron Corp.	1,157,700	194,863
Philex Mining Corp.	67,800	7,087
Philippine National Bank (A)	294,580	286,236
Philweb Corp. (A)	30,740	3,251
Phinma Energy Corp.	644,000	17,163
Phoenix Petroleum Philippines, Inc.	100,600	23,952
Pilipinas Shell Petroleum Corp.	8,800	8,340
PLDT, Inc.	26,755	656,956
Premium Leisure Corp.	1,553,000	29,852
Puregold Price Club, Inc.	170,100	150,666
RFM Corp.	101,000	8,912
Rizal Commercial Banking Corp.	248,210	178,783
Robinsons Land Corp.	904,896	379,837
Robinsons Retail Holdings, Inc.	106,950	178,928
San Miguel Corp.	281,534	759,669
San Miguel Food and Beverage, Inc.	54,350	69,238
Security Bank Corp.	59,837	221,961
Semirara Mining & Power Corp.	313,920	170,721
SM Investments Corp.	7,460	123,148
SM Prime Holdings, Inc.	622,204	437,861
SSI Group, Inc. (A)	197,000	8,193
STI Education Systems Holdings, Inc.	883,000	19,819
The Philippine Stock Exchange, Inc.	20,064	79,296
Top Frontier Investment Holdings, Inc. (A)	25,432	127,983
Travellers International Hotel Group, Inc. (A)	192,400	17,661
38	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Philippines (continued)
Union Bank of the Philippines	324,171	$549,355
Universal Robina Corp.	129,230	315,028
Vista Land & Lifescapes, Inc.	2,174,400	287,001
Xurpas, Inc. (A)	112,100	7,007
Poland 1.5%		16,914,643
Agora SA (A)	42,459	177,547
Alior Bank SA (A)	27,522	514,690
Amica SA	1,682	55,108
Apator SA	6,846	48,186
Asseco Poland SA	35,138	435,461
Bank Handlowy w Warszawie SA	5,136	110,924
Bank Millennium SA (A)	157,554	341,737
Bank Polska Kasa Opieki SA	7,994	241,754
Bank Zachodni WBK SA	3,241	303,459
Bioton SA (A)(B)	45,261	76,824
Boryszew SA (A)	66,275	146,933
Budimex SA	3,868	163,406
CCC SA (B)	6,859	504,640
CD Projekt SA (A)	30,674	1,219,398
Ciech SA	19,045	319,906
ComArch SA	2,066	83,765
Cyfrowy Polsat SA	49,017	329,457
Dom Development SA	481	10,391
Enea SA	81,725	226,223
Energa SA	62,040	158,275
Eurocash SA (B)	25,156	161,383
Fabryki Mebli Forte SA (A)	12,688	175,530
Famur SA (A)	49,841	82,360
Firma Oponiarska Debica SA	4,011	152,436
Getin Holding SA (A)	269,086	48,081
Getin Noble Bank SA (A)	162,956	48,567
Globe Trade Centre SA	31,069	74,378
Grupa Azoty SA	12,764	146,612
Grupa Kety SA (B)	6,132	606,369
Grupa Lotos SA	44,695	662,103
Impexmetal SA (A)	34,818	39,745
ING Bank Slaski SA	4,150	215,032
Inter Cars SA (B)	1,766	115,321
Jastrzebska Spolka Weglowa SA (A)	14,941	335,477
KGHM Polska Miedz SA	33,440	769,342
KRUK SA	4,951	311,533
LC Corp. SA	169,212	124,543
LPP SA	177	448,752
Lubelski Wegiel Bogdanka SA	4,334	63,471
mBank SA	2,775	316,306
Netia SA	93,696	118,520
Neuca SA	1,618	126,575
Orange Polska SA (A)	182,240	246,551
Orbis SA (B)	50,376	1,311,256
Pfleiderer Group SA	5,181	52,023
PGE Polska Grupa Energetyczna SA (A)	200,067	531,388
PKP Cargo SA (A)	10,881	130,599
Polnord SA (A)	12,615	25,445
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	39

	Shares	Value
Poland (continued)
Polski Koncern Naftowy ORLEN SA	72,418	$1,597,024
Polskie Gornictwo Naftowe i Gazownictwo SA	208,712	323,508
Powszechna Kasa Oszczednosci Bank Polski SA	72,898	741,100
Powszechny Zaklad Ubezpieczen SA	84,950	832,966
Quercus TFI SA (A)	1,139	1,059
Rafako SA (A)	16,996	17,131
Stalprodukt SA	90	11,223
Tauron Polska Energia SA (A)	437,267	264,534
Trakcja SA	14,083	12,384
Vistula Group SA (A)	47,944	63,593
Warsaw Stock Exchange	10,869	107,092
Wawel SA	80	21,025
Zespol Elektrowni Patnow Adamow Konin SA	5,285	14,222
Romania 0.0%		333,366
NEPI Rockcastle PLC	34,219	333,366
Russia 1.1%		12,910,222
Etalon Group PLC, GDR	39,928	117,842
Gazprom PJSC, ADR	208,481	944,374
Globaltrans Investment PLC, GDR	9,099	90,566
Lenta, Ltd. (A)	32,277	183,683
LUKOIL PJSC, ADR	21,267	1,416,590
Magnitogorsk Iron & Steel Works PJSC, GDR	56,009	571,890
Mail.Ru Group, Ltd., GDR (A)	2,014	57,131
Mechel PJSC, ADR (A)	20,978	72,584
MegaFon PJSC, GDR	24,937	220,046
MMC Norilsk Nickel PJSC, ADR	38,721	686,219
Novatek PJSC, GDR	3,153	453,605
Novolipetsk Steel PJSC, GDR	20,424	535,245
O'Key Group SA, GDR	7,545	17,643
PhosAgro PJSC, GDR	12,267	162,863
Ros Agro PLC, GDR	4,255	47,451
Rosneft Oil Company PJSC, GDR	94,049	571,383
Rostelecom PJSC, ADR	24,950	161,106
RusHydro PJSC, ADR	234,319	253,527
Sberbank of Russia PJSC, ADR	272,779	3,914,379
Severstal PJSC, GDR	24,703	392,303
Tatneft PJSC, ADR	13,502	848,601
TMK PJSC, GDR	24,035	130,116
VTB Bank PJSC, GDR	394,497	625,735
X5 Retail Group NV, GDR	15,348	435,340
Singapore 0.0%		21,859
Technovator International, Ltd. (A)	84,000	21,859
South Africa 7.3%		82,750,884
Adcock Ingram Holdings, Ltd.	35,686	182,356
Adcorp Holdings, Ltd. (A)	54,688	75,411
Advtech, Ltd.	217,516	270,260
AECI, Ltd.	55,582	470,609
African Oxygen, Ltd.	36,213	84,001
African Phoenix Investments, Ltd. (A)	878,658	44,244
African Rainbow Minerals, Ltd.	49,463	425,445
Afrimat, Ltd.	18,272	40,184
Alexander Forbes Group Holdings, Ltd.	183,014	91,110
40	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Africa (continued)
Allied Electronics Corp., Ltd., A Shares (A)	52,886	$59,697
Alviva Holdings, Ltd.	96,796	142,848
Anglo American Platinum, Ltd.	4,566	120,389
AngloGold Ashanti, Ltd.	20,881	176,737
AngloGold Ashanti, Ltd., ADR	173,142	1,492,484
ArcelorMittal South Africa, Ltd. (A)	224,228	39,596
Ascendis Health, Ltd.	48,188	37,232
Aspen Pharmacare Holdings, Ltd.	65,952	1,294,841
Assore, Ltd.	14,286	304,961
Astral Foods, Ltd.	22,968	485,353
Attacq, Ltd. (A)	169,039	244,839
Aveng, Ltd. (A)	269,593	9,480
AVI, Ltd.	135,256	1,086,088
Barclays Africa Group, Ltd.	189,539	2,409,819
Barloworld, Ltd.	134,846	1,402,614
Bid Corp., Ltd.	79,126	1,578,508
Blue Label Telecoms, Ltd.	191,781	177,151
Capitec Bank Holdings, Ltd.	11,043	758,961
Cashbuild, Ltd.	10,860	332,479
Caxton and CTP Publishers & Printers, Ltd.	226,989	161,965
City Lodge Hotels, Ltd.	18,231	222,460
Clicks Group, Ltd.	97,551	1,549,595
Clover Industries, Ltd.	78,340	109,685
Consolidated Infrastructure Group, Ltd. (A)	32,430	8,325
Coronation Fund Managers, Ltd.	92,139	451,064
Curro Holdings, Ltd. (A)(B)	56,304	133,551
DataTec, Ltd.	127,276	219,615
Discovery, Ltd.	88,984	1,078,027
Distell Group, Ltd.	14,217	143,579
DRDGOLD, Ltd.	236,387	64,366
enX Group, Ltd. (A)	8,796	9,068
EOH Holdings, Ltd.	38,259	100,742
Exxaro Resources, Ltd.	80,453	792,926
Famous Brands, Ltd. (A)(B)	33,669	289,460
FirstRand, Ltd.	968,025	4,554,606
Gold Fields, Ltd., ADR	433,602	1,547,959
Grand Parade Investments, Ltd.	206,978	34,367
Grindrod, Ltd. (A)(B)	239,427	255,160
Group Five, Ltd.	101,158	16,033
Harmony Gold Mining Company, Ltd., ADR	147,546	250,828
Hudaco Industries, Ltd.	18,219	226,281
Hulamin, Ltd.	133,602	50,183
Impala Platinum Holdings, Ltd. (A)	291,086	463,505
Imperial Holdings, Ltd.	75,489	1,211,698
Investec, Ltd.	68,110	493,521
Invicta Holdings, Ltd.	10,662	36,582
Italtile, Ltd.	22,347	23,934
JSE, Ltd.	42,565	607,243
KAP Industrial Holdings, Ltd.	705,922	459,505
Kumba Iron Ore, Ltd.	18,635	423,400
Lewis Group, Ltd.	40,151	105,392
Liberty Holdings, Ltd.	66,373	631,502
Life Healthcare Group Holdings, Ltd.	526,233	1,178,684
Long4Life, Ltd.	117,678	57,117
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	41

	Shares	Value
South Africa (continued)
Massmart Holdings, Ltd.	54,983	$514,130
Merafe Resources, Ltd.	893,075	108,910
Metair Investments, Ltd.	71,247	111,846
MiX Telematics, Ltd., ADR	3,060	59,731
MMI Holdings, Ltd.	528,839	776,080
Mondi, Ltd.	46,456	1,277,379
Mpact, Ltd.	91,886	180,878
Mr. Price Group, Ltd.	72,654	1,435,855
MTN Group, Ltd.	621,979	5,585,812
Murray & Roberts Holdings, Ltd.	185,890	264,204
Nampak, Ltd. (A)	306,956	365,758
Naspers, Ltd., N Shares	20,940	4,979,876
Nedbank Group, Ltd.	69,289	1,486,846
Netcare, Ltd.	454,980	1,065,213
Northam Platinum, Ltd. (A)	138,490	382,098
Novus Holdings, Ltd.	5,844	1,846
Oceana Group, Ltd.	24,837	163,943
Omnia Holdings, Ltd.	28,347	299,690
Peregrine Holdings, Ltd.	134,714	218,737
Pick n Pay Stores, Ltd.	170,682	1,009,613
Pioneer Foods Group, Ltd.	44,402	373,701
PPC, Ltd. (A)	784,329	496,968
PSG Group, Ltd.	24,700	422,498
Raubex Group, Ltd.	62,508	111,683
RCL Foods, Ltd.	10,269	14,521
Reunert, Ltd.	84,912	527,060
Rhodes Food Group Pty, Ltd.	46,761	71,473
Royal Bafokeng Platinum, Ltd. (A)	23,299	38,988
Sanlam, Ltd.	259,982	1,552,687
Santam, Ltd.	17,778	431,832
Sappi, Ltd.	245,551	1,599,257
Sasol, Ltd.	95,171	3,433,168
Shoprite Holdings, Ltd.	136,873	2,516,252
Sibanye Gold, Ltd., ADR (A)(B)	230,924	595,784
Spur Corp., Ltd.	52,155	106,656
Stadio Holdings, Ltd. (A)	51,931	16,235
Standard Bank Group, Ltd.	340,391	5,537,813
Steinhoff International Holdings NV (A)(B)	459,608	40,835
Sun International, Ltd. (A)	42,300	226,065
Super Group, Ltd. (A)	196,035	559,666
Telkom SA SOC, Ltd.	142,718	578,879
The Bidvest Group, Ltd.	135,821	2,152,798
The Foschini Group, Ltd.	99,679	1,438,061
The SPAR Group, Ltd.	95,090	1,441,678
Tiger Brands, Ltd.	40,396	1,069,310
Tongaat Hulett, Ltd.	52,713	336,680
Transaction Capital, Ltd.	126,568	170,850
Trencor, Ltd.	107,179	315,792
Truworths International, Ltd.	204,709	1,356,761
Tsogo Sun Holdings, Ltd.	189,894	342,778
Vodacom Group, Ltd.	67,532	760,926
Wilson Bayly Holmes-Ovcon, Ltd.	22,674	277,188
Woolworths Holdings, Ltd.	381,753	1,747,971
42	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea 17.5%		$198,741,694
ABco Electronics Company, Ltd.	2,830	21,820
Able C&C Company, Ltd. (A)	2,756	41,046
ABOV Semiconductor Company, Ltd.	2,850	14,576
Ace Technologies Corp. (A)	7,358	34,003
Actoz Soft Company, Ltd. (A)	1,680	23,958
Advanced Nano Products Company, Ltd.	1,831	26,762
Aekyung Petrochemical Company, Ltd.	6,856	81,650
AfreecaTV Company, Ltd. (B)	3,889	167,908
Agabang&Company (A)	7,905	41,516
Ahn-Gook Pharmaceutical Company, Ltd.	1,780	21,411
Ahnlab, Inc.	796	43,508
AJ Networks Company, Ltd.	3,192	19,527
AJ Rent A Car Company, Ltd. (A)	6,629	69,824
Ajin Industrial Company, Ltd. (A)	2,965	8,724
AK Holdings, Inc.	2,279	169,946
ALUKO Company, Ltd.	11,214	49,355
Aminologics Company, Ltd. (A)	4,205	9,289
Amorepacific Corp.	2,520	775,774
AMOREPACIFIC Group	5,931	691,905
Amotech Company, Ltd. (A)	2,993	97,193
Anam Electronics Company, Ltd. (A)(B)	9,848	27,729
Ananti, Inc. (A)	6,190	61,937
Anapass, Inc.	2,164	34,249
Aprogen KIC, Inc. (A)	1,612	18,760
APS Holdings Corp. (A)	4,835	27,119
Asia Cement Company, Ltd.	375	65,234
ASIA Holdings Company, Ltd.	553	87,690
Asia Paper Manufacturing Company, Ltd.	1,669	59,254
Asiana Airlines, Inc. (A)	57,330	262,645
Atec Company, Ltd.	2,176	23,863
Atinum Investment Company, Ltd.	4,462	13,948
AUK Corp.	7,233	18,070
Aurora World Corp.	1,645	19,030
Austem Company, Ltd.	5,882	19,867
Autech Corp.	4,431	58,043
Avaco Company, Ltd. (A)	3,479	23,760
Baiksan Company, Ltd.	4,206	22,091
BGF Company, Ltd.	27,716	291,206
BH Company, Ltd. (A)	8,662	220,611
Binex Company, Ltd. (A)	1,968	23,503
Binggrae Company, Ltd.	1,605	90,974
BioSmart Company, Ltd. (A)	3,956	20,930
Biovill Company, Ltd. (A)	4,344	12,574
Bixolon Company, Ltd.	3,460	22,099
Bluecom Company, Ltd.	4,144	21,175
BNK Financial Group, Inc.	86,074	758,890
Boditech Med, Inc.	2,834	40,039
Bohae Brewery Company, Ltd. (A)	21,260	19,518
BoKwang Industry Company, Ltd.	2,974	20,547
Bookook Securities Company, Ltd.	968	21,410
Boryung Medience Company, Ltd. (A)	1,653	20,943
Boryung Pharmaceutical Company, Ltd.	2,375	21,899
Bosung Power Technology Company, Ltd. (A)	9,037	37,470
Brain Contents Company, Ltd. (A)	20,858	22,382
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	43

	Shares	Value
South Korea (continued)
Bubang Company, Ltd. (A)	4,189	$11,222
Busan City Gas Company, Ltd.	772	25,604
Byucksan Corp.	8,041	28,569
CammSys Corp. (A)(B)	18,634	39,838
Capro Corp.	9,263	59,258
Caregen Company, Ltd.	362	28,860
Cell Biotech Company, Ltd.	2,474	95,818
Celltrion Pharm, Inc. (A)(B)	2,650	227,270
Celltrion, Inc. (A)(B)	8,272	2,023,515
Chabiotech Company, Ltd. (A)(B)	3,839	66,960
Changhae Ethanol Company, Ltd.	2,212	34,916
Charm Engineering Company, Ltd. (A)	8,898	15,824
Cheil Worldwide, Inc.	11,205	205,287
Chemtronics Company, Ltd. (A)	4,900	32,632
ChinHung International, Inc. (A)	8,076	17,385
Chinyang Holdings Corp.	14,267	36,667
Chokwang Paint, Ltd.	1,999	16,978
Chong Kun Dang Pharmaceutical Corp.	1,809	175,672
Chongkundang Holdings Corp.	1,091	67,978
Choong Ang Vaccine Laboratory	540	12,421
Chosun Refractories Company, Ltd.	1,126	93,898
Chungdahm Learning, Inc.	1,846	27,100
CJ CGV Company, Ltd.	4,830	295,342
CJ CheilJedang Corp.	3,299	1,070,448
CJ Corp.	5,975	819,035
CJ E&M Corp.	3,177	266,348
CJ Freshway Corp.	1,744	55,895
CJ Hello Company, Ltd.	8,932	78,659
CJ Logistics Corp. (A)(B)	1,639	226,824
CJ O Shopping Company, Ltd.	1,636	337,655
CKD Bio Corp.	1,764	34,831
Clean & Science Company, Ltd.	1,783	20,636
Com2uS Corp.	3,127	554,847
Commax Company, Ltd.	2,745	13,545
Coreana Cosmetics Company, Ltd.	3,383	21,214
Cosmax BTI, Inc.	1,013	35,817
Cosmax, Inc.	1,566	245,979
CosmoAM&T Company, Ltd. (A)	1,485	27,434
Cosmochemical Company, Ltd. (A)(B)	3,900	82,291
COSON Company, Ltd. (A)	1,947	25,004
Coway Company, Ltd.	10,698	866,081
COWELL FASHION Company, Ltd.	10,879	59,833
Creaplanet Company, Ltd. (A)	11,653	20,704
Crown Confectionery Company, Ltd.	1,748	22,961
CROWNHAITAI Holdings Company, Ltd.	3,824	60,834
CrucialTec Company, Ltd. (A)(B)	12,118	34,614
CS Wind Corp.	699	19,028
CTC BIO, Inc. (A)	2,903	38,115
CTL, Inc. (A)(B)	7,350	34,187
Cuckoo Electronics Company, Ltd.	325	49,371
Cuckoo Homesys Company, Ltd. (A)	103	21,751
Curo Company, Ltd. (A)	21,005	16,372
Cymechs, Inc.	2,915	35,743
D.I. Corp.	6,277	34,967
44	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Dae Dong Industrial Company, Ltd.	4,494	$38,367
Dae Han Flour Mills Company, Ltd.	390	68,728
Dae Hwa Pharmaceutical Company, Ltd.	1,986	44,852
Dae Hyun Company, Ltd.	5,941	15,026
Dae Won Chemical Company, Ltd. (A)	9,868	20,278
Dae Won Kang Up Company, Ltd.	17,327	76,207
Dae Young Packaging Company, Ltd. (A)	20,178	17,477
Daea TI Company, Ltd. (B)	13,163	136,948
Daechang Forging Company, Ltd.	330	15,566
Daeduck Electronics Company	13,878	102,436
Daeduck GDS Company, Ltd.	7,292	101,256
Daegu Department Store	3,466	32,411
Daehan New Pharm Company, Ltd. (A)	3,213	48,567
Daehan Steel Company, Ltd.	4,069	46,738
Dae-Il Corp.	6,013	39,612
Daekyo Company, Ltd.	7,335	51,446
Daelim B&Co Company, Ltd.	2,884	17,338
Daelim C&S Company, Ltd.	1,406	22,146
Daelim Industrial Company, Ltd.	7,166	557,901
Daeryuk Can Company, Ltd. (B)	5,701	34,236
Daesang Corp.	6,906	162,091
Daesang Holdings Company, Ltd.	8,580	73,276
Daesung Energy Company, Ltd.	3,360	18,512
Daesung Holdings Company, Ltd.	1,757	13,190
Daesung Industrial Company, Ltd. (A)	6,807	40,030
Daewon Cable Company, Ltd. (A)	9,500	26,730
Daewon Media Company, Ltd. (A)	2,310	20,248
Daewon Pharmaceutical Company, Ltd.	3,438	61,698
Daewon San Up Company, Ltd.	1,661	10,497
Daewoo Electronic Components Company, Ltd. (A)	5,628	16,869
Daewoo Engineering & Construction Company, Ltd. (A)	30,819	184,247
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (A)	8,819	220,819
Daewoong Company, Ltd.	5,720	107,128
Daewoong Pharmaceutical Company, Ltd.	276	53,281
Daihan Pharmaceutical Company, Ltd.	1,745	72,865
Daishin Securities Company, Ltd.	12,312	154,753
Daiyang Metal Company, Ltd. (A)	2,077	10,359
Danal Company, Ltd. (A)	9,178	41,189
Daou Data Corp.	7,783	88,270
Daou Technology, Inc.	12,913	309,953
Dasan Networks, Inc. (A)	3,196	19,989
Dawonsys Company, Ltd.	2,745	43,669
Dayou Automotive Seat Technology Company, Ltd. (B)	29,372	34,266
DB Financial Investment Company, Ltd.	15,795	65,740
DB HiTek Company, Ltd.	17,745	278,793
DB Insurance Company, Ltd.	20,271	1,099,552
DB, Inc. (A)	31,939	33,851
DCM Corp.	1,699	19,707
Deutsch Motors, Inc. (A)	4,260	25,989
Development Advance Solution Company, Ltd.	2,376	26,853
DGB Financial Group, Inc.	47,171	451,837
DHP Korea Company, Ltd. (B)	2,530	34,436
Digital Chosun Company, Ltd.	10,376	23,421
Digital Power Communications Company, Ltd.	11,622	44,664
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	45

	Shares	Value
South Korea (continued)
DIO Corp. (A)	2,687	$94,124
Display Tech Company, Ltd.	7,596	28,661
DMS Company, Ltd.	7,271	44,392
DNF Company, Ltd.	3,282	35,526
Dong A Eltek Company, Ltd.	2,865	26,807
Dong Ah Tire & Rubber Company, Ltd. (A)	1,936	23,354
Dong-A Socio Holdings Company, Ltd.	704	73,313
Dong-A ST Company, Ltd.	1,338	120,017
Dong-Ah Geological Engineering Company, Ltd.	2,970	67,410
Dongbang Transport Logistics Company, Ltd.	12,725	24,187
Dongbu Corp. (A)	1,658	18,944
Dongbu Steel Company, Ltd. (A)	2,567	23,644
Dong-Il Corp.	500	28,297
Dongil Industries Company, Ltd.	659	44,037
Dongjin Semichem Company, Ltd.	13,536	198,138
DongKook Pharmaceutical Company, Ltd.	814	47,903
Dongkuk Industries Company, Ltd.	10,593	35,566
Dongkuk Steel Mill Company, Ltd.	24,595	230,551
Dongkuk Structures & Construction Company, Ltd.	6,060	28,395
Dongsuh Companies, Inc.	2,572	61,829
Dongsung Chemical Company, Ltd.	1,620	21,987
DONGSUNG Corp.	8,103	47,714
Dongsung Finetec Company, Ltd. (A)	2,414	15,255
Dongwha Enterprise Company, Ltd.	1,354	43,303
Dongwha Pharmaceutical Company, Ltd.	6,493	68,747
Dongwon Development Company, Ltd.	13,858	57,862
Dongwon F&B Company, Ltd.	369	78,854
Dongwon Industries Company, Ltd.	524	162,199
Dongwon Systems Corp. (B)	1,235	41,887
Dongyang E&P, Inc.	1,940	20,700
Dongyang Steel Pipe Company, Ltd. (A)(B)	16,918	51,704
Doosan Corp.	2,451	237,425
Doosan Engine Company, Ltd. (A)	13,981	92,645
Doosan Heavy Industries & Construction Company, Ltd. (A)(B)	22,347	394,989
Doosan Infracore Company, Ltd. (A)(B)	68,615	661,311
DoubleUGames Company, Ltd.	1,586	81,741
Douzone Bizon Company, Ltd.	8,022	325,655
DRB Holding Company, Ltd.	7,186	52,121
DST ROBOT Company, Ltd. (A)	10,248	16,638
DTR Automotive Corp.	1,408	43,356
Duk San Neolux Company, Ltd. (A)	2,095	31,197
Duksan Hi-Metal Company, Ltd. (A)	1,504	10,223
DY Corp.	8,288	50,399
DY POWER Corp.	2,421	51,741
e Tec E&C, Ltd.	768	95,599
E1 Corp.	1,099	69,146
Eagon Industrial, Ltd.	2,195	42,846
Easy Bio, Inc.	20,602	177,808
Ecopro Company, Ltd. (A)(B)	5,349	185,537
Ehwa Technologies Information Company, Ltd. (A)(B)	117,826	48,334
Elentec Company, Ltd. (A)	2,738	8,667
e-LITECOM Company, Ltd.	2,713	14,071
E-MART, Inc.	2,428	561,844
EM-Tech Company, Ltd.	2,998	49,548
46	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Enex Company, Ltd.	5,367	$9,677
ENF Technology Company, Ltd. (B)	4,942	78,455
Eo Technics Company, Ltd.	1,472	103,148
E-TRON Company, Ltd. (A)	32,140	12,064
Eugene Corp.	13,992	132,969
Eugene Investment & Securities Company, Ltd. (A)	26,505	82,678
Eugene Technology Company, Ltd.	2,354	40,032
Eusu Holdings Company, Ltd. (A)	5,313	32,893
EVERDIGM Corp.	4,305	50,837
F&F Company, Ltd.	2,178	128,825
Farmsco	4,998	62,632
FarmStory Company, Ltd. (A)	16,510	23,458
Feelingk Company, Ltd. (A)	6,895	24,841
Feelux Company, Ltd. (B)	6,419	79,508
Fila Korea, Ltd.	17,765	478,541
Fine Technix Company, Ltd. (A)	8,732	23,464
Foosung Company, Ltd. (A)	23,819	204,463
Fursys, Inc.	1,610	46,060
Gamevil, Inc. (A)	740	43,233
Gaon Cable Company, Ltd.	563	14,693
Genic Company, Ltd. (A)(B)	2,713	40,080
Geumhwa PSC Company, Ltd.	327	11,127
Gigalane Company, Ltd. (A)	6,681	17,131
GIIR, Inc.	666	5,332
Global Display Company, Ltd. (A)	4,255	4,658
Global Standard Technology Company, Ltd.	1,760	14,897
GNCO Company, Ltd. (A)	14,824	34,435
GOLFZON Company, Ltd.	1,250	50,020
Golfzon Newdin Holdings Company, Ltd.	7,428	34,299
Grand Korea Leisure Company, Ltd.	9,071	230,067
Green Cross Corp.	507	103,358
Green Cross Holdings Corp.	4,153	146,055
GS Engineering & Construction Corp. (B)	10,372	471,201
GS Global Corp.	21,478	75,441
GS Holdings Corp.	27,599	1,489,835
GS Home Shopping, Inc.	973	152,748
GS Retail Company, Ltd.	7,173	251,050
G-SMATT GLOBAL Company, Ltd. (A)(B)	3,680	37,289
Gwangju Shinsegae Company, Ltd.	248	53,218
Hae In Corp.	2,408	21,804
HAESUNG DS Company, Ltd.	3,118	49,578
Haesung Optics Company, Ltd. (A)	3,586	10,216
Haitai Confectionery & Foods Company, Ltd.	1,400	19,205
Halla Corp.	9,672	81,923
Halla Holdings Corp.	3,387	140,787
Han Kuk Carbon Company, Ltd. (B)	14,912	87,571
Hana Financial Group, Inc.	60,762	2,341,827
Hana Micron, Inc. (A)	6,505	31,921
Hana Tour Service, Inc.	2,907	276,703
Hancom MDS, Inc.	1,602	26,448
Hancom, Inc.	4,601	56,367
Handok, Inc.	1,308	40,178
Handsome Company, Ltd.	3,370	122,565
Hanil Cement Company, Ltd.	1,293	204,662
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	47

	Shares	Value
South Korea (continued)
Hanjin Heavy Industries & Construction Company, Ltd. (A)	29,550	$90,371
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (A)	7,525	30,305
Hanjin Kal Corp.	17,960	384,724
Hanjin Transportation Company, Ltd.	3,281	74,521
Hankook Cosmetics Company, Ltd. (A)(B)	2,811	41,756
Hankook Cosmetics Manufacturing Company, Ltd.	541	22,077
Hankook Shell Oil Company, Ltd.	256	79,201
Hankook Tire Company, Ltd.	18,021	715,304
Hankuk Glass Industries, Inc.	535	21,589
Hankuk Paper Manufacturing Company, Ltd.	1,497	34,889
Hanmi Pharm Company, Ltd.	461	205,765
Hanmi Science Company, Ltd.	698	45,847
Hanmi Semiconductor Company, Ltd.	7,032	61,466
HanmiGlobal Company, Ltd.	2,136	22,870
Hanon Systems	39,924	372,548
Hans Biomed Corp.	1,340	32,012
Hansae Company, Ltd.	5,224	74,563
Hansae MK Company, Ltd.	1,588	12,182
Hansae Yes24 Holdings Company, Ltd.	7,184	55,213
Hanshin Construction Company, Ltd.	2,741	64,139
Hansol Chemical Company, Ltd.	3,526	251,403
Hansol Holdings Company, Ltd.	15,348	69,392
Hansol HomeDeco Company, Ltd.	12,437	28,826
Hansol Paper Company, Ltd.	6,940	119,387
Hansol Technics Company, Ltd. (A)	8,553	87,077
Hanssem Company, Ltd.	2,661	278,680
Hanwha Aerospace Company, Ltd. (A)(B)	15,672	480,224
Hanwha Chemical Corp.	30,869	737,427
Hanwha Corp.	22,991	765,812
Hanwha Galleria Timeworld Company, Ltd. (A)	571	26,629
Hanwha General Insurance Company, Ltd.	33,528	220,401
Hanwha Investment & Securities Company, Ltd. (A)	40,374	110,827
Hanwha Life Insurance Company, Ltd.	71,152	367,511
Hanyang Eng Company, Ltd.	3,104	54,848
Hanyang Securities Company, Ltd.	3,589	26,147
Harim Company, Ltd. (A)	13,935	45,902
Harim Holdings Company, Ltd.	17,498	60,998
HB Technology Company, Ltd.	21,802	51,636
HDC Hyundai Engineering Plastics Company, Ltd.	9,361	55,390
HDC I-Controls Company, Ltd.	1,444	24,350
Heung-A Shipping Company, Ltd. (A)	66,228	48,392
Heungkuk Fire & Marine Insurance Company, Ltd. (A)	14,960	86,609
Hite Jinro Company, Ltd.	9,500	177,370
Hitejinro Holdings Company, Ltd.	5,212	45,335
HMC Investment Securities Company, Ltd.	6,164	59,569
Home Center Holdings Company, Ltd.	9,522	20,898
Hotel Shilla Company, Ltd.	4,381	502,365
HS Industries Company, Ltd. (B)	17,850	153,821
HS R&A Company, Ltd.	18,150	36,639
Huchems Fine Chemical Corp.	7,247	203,034
Hugel, Inc. (A)	435	194,194
Humax Company, Ltd. (A)	4,390	35,532
Humedix Company, Ltd.	886	27,163
Huneed Technologies (A)	2,166	26,224
48	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Huons Company, Ltd.	3,288	$293,712
Huons Global Company, Ltd.	1,689	99,068
Husteel Company, Ltd.	1,148	18,029
Huvis Corp.	4,092	37,104
Huvitz Company, Ltd.	2,214	23,769
Hwa Shin Company, Ltd.	6,498	20,444
Hwacheon Machine Tool Company, Ltd.	730	39,050
Hwail Pharm Company, Ltd.	2,270	15,000
Hwangkum Steel & Technology Company, Ltd.	1,756	25,351
HwaSung Industrial Company, Ltd.	4,083	64,929
Hy-Lok Corp.	3,005	83,970
Hyosung Corp. (D)	7,904	971,483
HyosungITX Company, Ltd.	1,716	20,038
Hyundai BNG Steel Company, Ltd.	2,838	37,203
Hyundai Construction Equipment Company, Ltd. (A)	530	82,001
Hyundai Corp.	2,486	92,235
Hyundai Corp. Holdings, Inc.	2,238	38,428
Hyundai Department Store Company, Ltd.	5,348	556,862
Hyundai Development Co-Engineering & Construction (D)	15,866	682,947
Hyundai Electric & Energy System Company, Ltd. (A)	546	46,395
Hyundai Elevator Company, Ltd.	2,258	279,708
Hyundai Engineering & Construction Company, Ltd.	19,176	1,312,838
Hyundai Glovis Company, Ltd.	4,598	572,265
Hyundai Greenfood Company, Ltd.	19,169	265,271
Hyundai Heavy Industries Company, Ltd. (A)	5,252	554,458
Hyundai Home Shopping Network Corp.	2,391	235,976
Hyundai Hy Communications & Network Company, Ltd.	18,609	75,115
Hyundai Livart Furniture Company, Ltd.	4,345	91,346
Hyundai Marine & Fire Insurance Company, Ltd.	26,885	849,243
Hyundai Merchant Marine Company, Ltd. (A)(B)	63,326	346,692
Hyundai Mipo Dockyard Company, Ltd. (A)	2,704	234,021
Hyundai Mobis Company, Ltd.	6,223	1,255,207
Hyundai Motor Company	14,286	1,837,739
Hyundai Pharmaceutical Company, Ltd.	6,292	31,942
Hyundai Robotics Company, Ltd. (A)	2,103	753,111
Hyundai Rotem Company, Ltd. (A)	2,637	95,201
Hyundai Steel Company	19,958	1,143,601
Hyundai Telecommunication Company, Ltd.	1,711	19,120
Hyundai Wia Corp. (B)	6,681	312,415
HyVision System, Inc.	3,278	56,198
i3system, Inc.	1,056	21,274
ICD Company, Ltd.	5,933	54,650
IHQ, Inc. (A)	26,766	56,506
Il Dong Pharmaceutical Company, Ltd.	2,157	45,560
IlDong Holdings Company, Ltd.	722	9,869
Iljin Diamond Company, Ltd.	978	18,476
Iljin Display Company, Ltd.	4,018	19,191
Iljin Electric Company, Ltd.	7,159	38,837
Iljin Holdings Company, Ltd. (A)	4,834	21,918
Iljin Materials Company, Ltd.	1,457	46,608
Ilshin Spinning Company, Ltd.	565	57,135
Ilsung Pharmaceuticals Company, Ltd.	495	47,063
Ilyang Pharmaceutical Company, Ltd. (A)	2,144	80,616
IM Company, Ltd. (A)(B)	5,682	10,395
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	49

	Shares	Value
South Korea (continued)
iMarketKorea, Inc.	8,736	$63,425
InBody Company, Ltd.	3,380	103,586
Industrial Bank of Korea	50,997	736,297
Infinitt Healthcare Company, Ltd. (A)	3,422	22,575
INITECH Company, Ltd.	3,266	23,068
Innocean Worldwide, Inc.	1,629	99,142
InnoWireless, Inc. (A)	671	10,595
Innox Advanced Materials Company, Ltd. (A)	1,847	126,038
Insun ENT Company, Ltd. (A)	8,284	62,288
Intelligent Digital Integrated Security Company, Ltd.	2,466	17,859
Interflex Company, Ltd. (A)	4,260	77,865
Interojo Company, Ltd.	2,844	89,315
Interpark Corp.	4,252	28,482
Interpark Holdings Corp.	19,796	54,964
INTOPS Company, Ltd.	8,844	74,360
Inzi Controls Company, Ltd.	6,581	42,901
Iones Company, Ltd. (A)	1,720	21,505
IS Dongseo Company, Ltd.	7,865	214,684
ISC Company, Ltd.	3,267	49,792
i-SENS, Inc.	2,721	59,830
ISU Chemical Company, Ltd.	2,585	29,794
IsuPetasys Company, Ltd.	10,043	36,695
It's Hanbul Company, Ltd.	934	46,237
J.ESTINA Company, Ltd.	2,296	19,900
Jahwa Electronics Company, Ltd.	4,584	66,790
JASTECH, Ltd.	2,906	31,597
Jayjun Cosmetic Company, Ltd. (A)(B)	6,467	148,709
JB Financial Group Company, Ltd.	49,927	280,207
JC Hyun System, Inc.	3,155	23,567
Jcontentree Corp. (A)	11,532	81,399
Jeil Pharma Holdings, Inc.	684	17,950
Jeil Savings Bank (A)(D)	1,850	0
Jeju Air Company, Ltd.	2,105	99,004
Jinro Distillers Company, Ltd.	1,165	32,981
Jinsung T.E.C.	2,276	23,779
JLS Company, Ltd.	3,270	22,107
JS Corp.	1,818	23,056
Jusung Engineering Company, Ltd.	13,935	129,570
JVM Company, Ltd.	992	37,919
JW Holdings Corp.	7,287	56,733
JW Life Science Corp.	1,900	42,676
JW Pharmaceutical Corp.	1,630	61,059
JYP Entertainment Corp. (A)	7,465	171,029
Kakao Corp.	2,369	226,666
Kakao M Corp.	1,233	94,843
Kanglim Company, Ltd. (A)	5,951	21,199
Kangnam Jevisco Company, Ltd.	1,435	41,921
Kangwon Land, Inc.	14,234	354,337
KAON Media Company, Ltd.	4,121	38,131
KB Financial Group, Inc.	8,683	417,641
KB Financial Group, Inc., ADR	27,240	1,312,968
KC Company, Ltd.	3,185	65,176
KC Cottrell Company, Ltd.	1,034	4,360
KC Green Holdings Company, Ltd.	2,730	11,658
50	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
KC Tech Company, Ltd.	2,884	$61,833
KCC Corp.	1,636	522,717
KCC Engineering & Construction Company, Ltd.	2,504	29,059
KEC Corp. (B)	24,022	38,593
KEPCO Engineering & Construction Company, Inc.	2,025	58,646
KEPCO Plant Service & Engineering Company, Ltd.	3,334	124,955
Keyang Electric Machinery Company, Ltd.	5,613	24,996
KEYEAST Company, Ltd. (A)(B)	40,686	158,932
KG Chemical Corp.	4,776	127,776
KG Eco Technology Service Company, Ltd.	8,470	31,649
Kginicis Company, Ltd.	4,349	86,542
KGMobilians Company, Ltd.	7,616	69,161
KH Vatec Company, Ltd. (A)	4,141	45,128
Kia Motors Corp.	40,648	1,172,686
KISCO Corp.	9,710	76,854
KISCO Holdings Company, Ltd.	5,305	71,196
Kishin Corp.	3,196	12,623
KISWIRE, Ltd.	2,522	70,271
Kiwi Media Group Company, Ltd. (A)	28,944	14,317
KIWOOM Securities Company, Ltd. (B)	2,632	304,620
KleanNara Company, Ltd. (A)(B)	9,099	42,885
KMH Company, Ltd. (A)	7,690	58,093
KMW Company, Ltd. (A)	713	17,389
Kodaco Company, Ltd.	14,736	37,940
Koentec Company, Ltd.	8,472	45,407
Koh Young Technology, Inc.	3,324	292,129
Kolmar BNH Company, Ltd.	2,786	70,472
Kolon Corp.	2,204	95,833
Kolon Global Corp.	2,729	28,084
Kolon Industries, Inc.	4,945	302,970
Kolon Life Science, Inc. (A)	1,820	117,016
Kolon Plastic, Inc.	3,135	21,912
Komipharm International Company, Ltd. (A)(B)	3,085	83,997
KONA I Company, Ltd. (A)	4,712	54,916
Kook Soon Dang Brewery Company, Ltd.	6,299	36,418
Kopla Company, Ltd.	1,818	6,448
Korea Aerospace Industries, Ltd. (A)(B)	18,834	765,439
Korea Alcohol Industrial Company, Ltd.	4,535	45,306
Korea Asset In Trust Company, Ltd.	17,029	83,729
Korea Autoglass Corp.	3,257	47,185
Korea Cast Iron Pipe Industries Company, Ltd. (A)	2,525	30,565
Korea Circuit Company, Ltd. (A)	3,844	29,456
Korea District Heating Corp.	985	62,014
Korea Electric Power Corp.	23,234	714,144
Korea Electric Power Corp., ADR	24,906	378,571
Korea Electric Terminal Company, Ltd.	1,850	77,446
Korea Electronic Certification Authority, Inc.	3,760	22,489
Korea Electronic Power Industrial Development Company, Ltd. (B)	9,265	35,618
Korea Flange Company, Ltd. (A)	14,325	27,244
Korea Fuel-Tech Corp.	3,543	8,241
Korea Gas Corp. (A)	6,261	349,377
Korea Information & Communications Company, Ltd. (A)	4,786	59,622
Korea Information Certificate Authority, Inc.	3,992	19,490
Korea Investment Holdings Company, Ltd.	11,169	968,491
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	51

	Shares	Value
South Korea (continued)
Korea Kolmar Company, Ltd.	4,799	$342,407
Korea Kolmar Holdings Company, Ltd.	988	45,587
Korea Line Corp. (A)	5,231	121,986
Korea Materials & Analysis Corp. (A)	1,354	17,050
Korea Petrochemical Industrial Company, Ltd.	1,376	320,679
Korea Real Estate Investment & Trust Company, Ltd.	59,892	161,887
Korea United Pharm, Inc.	1,983	47,143
Korea Zinc Company, Ltd.	1,562	587,236
Korean Air Lines Company, Ltd.	22,013	650,882
Korean Reinsurance Company, Ltd.	38,585	454,164
Kortek Corp.	3,512	54,258
KPX Chemical Company, Ltd.	1,060	68,704
KSS LINE, Ltd.	5,034	37,033
KT Corp.	5,722	143,256
KT Hitel Company, Ltd. (A)	5,175	27,104
KT Skylife Company, Ltd.	13,022	154,979
KT Submarine Company, Ltd.	4,928	22,042
KT&G Corp.	14,082	1,253,921
KTB Investment & Securities Company, Ltd. (A)	18,792	86,826
KTCS Corp.	7,253	17,379
Ktis Corp.	6,187	18,403
Kukbo Design Company, Ltd.	1,148	22,314
Kukdo Chemical Company, Ltd.	1,295	77,735
Kukdong Oil & Chemicals Company, Ltd.	2,025	7,522
Kukje Pharma Company, Ltd.	3,187	15,449
Kumho Electric Company, Ltd. (A)	2,626	20,498
Kumho Industrial Company, Ltd.	4,612	57,849
Kumho Petrochemical Company, Ltd.	4,052	393,319
Kumho Tire Company, Inc. (A)(B)	37,749	212,661
Kumkang Kind Company, Ltd.	1,697	53,632
Kwang Dong Pharmaceutical Company, Ltd.	11,179	83,320
Kwang Myung Electric Company, Ltd. (A)(B)	8,658	36,466
Kwangju Bank Company, Ltd.	9,605	97,402
Kyeryong Construction Industrial Company, Ltd. (A)	2,159	66,076
Kyobo Securities Company, Ltd.	8,618	80,101
Kyongbo Pharmaceutical Company, Ltd.	3,624	43,919
Kyung Dong Navien Company, Ltd.	1,515	73,228
Kyung Nam Pharm Company, Ltd. (A)	2,808	44,805
Kyungbang, Ltd.	4,710	57,035
Kyungchang Industrial Company, Ltd.	5,740	16,593
KyungDong City Gas Company, Ltd.	943	43,072
KyungDong Invest Company, Ltd.	382	23,757
Kyungdong Pharm Company, Ltd.	5,236	58,892
Kyung-In Synthetic Corp.	8,527	47,600
L&F Company, Ltd.	4,461	201,142
LB Semicon, Inc. (A)(B)	18,566	103,104
Leaders Cosmetics Company, Ltd. (A)	2,381	43,055
Lee Ku Industrial Company, Ltd.	8,860	19,014
LEENO Industrial, Inc.	3,067	177,514
LF Corp.	7,836	209,241
LG Chem, Ltd.	9,412	2,948,962
LG Corp.	10,965	745,350
LG Display Company, Ltd.	990	20,374
LG Display Company, Ltd., ADR (B)	195,759	2,010,445
52	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
LG Electronics, Inc.	36,789	$3,153,702
LG Hausys, Ltd.	3,241	214,121
LG Household & Health Care, Ltd.	1,485	1,846,208
LG Innotek Company, Ltd. (B)	3,844	510,101
LG International Corp.	12,401	302,662
LG Uplus Corp.	74,627	807,429
LIG Nex1 Company, Ltd.	1,151	54,212
Lion Chemtech Company, Ltd.	1,096	11,031
Liveplex Company, Ltd. (A)	26,312	25,878
Lock & Lock Company, Ltd.	2,622	57,795
LOT Vacuum Company, Ltd.	2,384	31,506
Lotte Chemical Corp.	6,065	2,064,827
Lotte Chilsung Beverage Company, Ltd.	98	143,825
Lotte Confectionery Company, Ltd.	114	19,320
LOTTE Fine Chemical Company, Ltd. (B)	5,157	326,798
Lotte Food Company, Ltd.	184	120,425
LOTTE Himart Company, Ltd.	1,937	141,231
Lotte Non-Life Insurance Company, Ltd.	31,416	86,553
Lotte Shopping Company, Ltd.	1,670	346,047
LS Corp.	5,064	401,207
LS Industrial Systems Company, Ltd.	3,307	236,903
Lumens Company, Ltd. (A)	15,097	58,776
Lutronic Corp.	1,586	23,571
Macrogen, Inc. (A)	1,760	65,521
Maeil Dairies Company, Ltd.	981	79,302
Maeil Holdings Company, Ltd.	2,310	33,241
MAKUS, Inc.	3,139	14,811
Mando Corp.	11,655	414,868
Mcnex Company, Ltd.	3,026	49,688
Mediana Company, Ltd.	1,704	14,446
Medy-Tox, Inc.	1,394	971,255
Meerecompany, Inc.	1,127	143,956
MegaStudy Company, Ltd.	887	42,245
MegaStudyEdu Company, Ltd.	914	134,309
Melfas, Inc. (A)	7,040	24,315
Meritz Financial Group, Inc.	17,335	228,724
Meritz Fire & Marine Insurance Company, Ltd.	25,524	484,630
Meritz Securities Company, Ltd.	111,535	420,686
META BIOMED Company, Ltd. (B)	3,669	17,181
Mgame Corp. (A)	5,090	19,719
Mi Chang Oil Industrial Company, Ltd.	362	27,491
MiCo, Ltd. (A)	7,714	32,308
Minwise Company, Ltd.	3,086	64,164
Mirae Asset Daewoo Company, Ltd.	43,364	376,081
Mirae Asset Life Insurance Company, Ltd.	34,602	187,470
Mirae Corp. (A)	104,717	23,594
Miwon Specialty Chemical Company, Ltd.	999	57,405
MK Electron Company, Ltd.	6,599	63,111
MNTech Company, Ltd. (A)	6,966	25,970
Mobase Company, Ltd.	3,720	17,637
Modetour Network, Inc.	3,934	122,573
Moorim P&P Company, Ltd.	6,209	48,936
Moorim Paper Company, Ltd.	13,272	46,839
Motonic Corp.	2,174	19,903
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	53

	Shares	Value
South Korea (continued)
Muhak Company, Ltd.	5,501	$84,290
Multicampus Corp.	751	24,831
Myungmoon Pharm Company, Ltd.	3,904	26,085
Namhae Chemical Corp.	3,474	60,266
Namsun Aluminum Company, Ltd. (A)	17,794	22,619
Namyang Dairy Products Company, Ltd.	137	83,197
NanoenTek, Inc. (A)	2,187	12,224
Nasmedia Company, Ltd.	1,003	54,617
NAVER Corp.	4,178	2,589,135
NCSoft Corp.	1,363	445,262
NeoPharm Company, Ltd.	1,420	73,961
Neowiz (A)	4,571	101,565
NEOWIZ HOLDINGS Corp. (A)	2,160	32,992
NEPES Corp.	8,685	81,470
Netmarble Corp. (C)	1,322	191,558
New Power Plasma Company, Ltd.	577	11,733
Nexen Corp.	11,578	75,146
Nexen Tire Corp.	15,810	164,827
Next Entertainment World Company, Ltd. (A)	1,937	15,736
Nexturn Company, Ltd.	1,224	16,986
NH Investment & Securities Company, Ltd.	31,376	458,759
NHN Entertainment Corp. (A)	4,472	274,028
NHN KCP Corp. (A)(B)	6,451	83,927
NICE Holdings Company, Ltd.	9,258	169,185
Nice Information & Telecommunication, Inc.	2,428	56,711
NICE Information Service Company, Ltd.	12,783	144,586
NICE Total Cash Management Company, Ltd.	6,534	69,032
NK Company, Ltd. (A)(B)	19,139	35,898
Nong Shim Holdings Company, Ltd.	742	74,269
Nong Woo Bio Company, Ltd.	2,385	40,362
NongShim Company, Ltd.	566	170,888
Noroo Holdings Company, Ltd.	556	7,633
NOROO Paint & Coatings Company, Ltd.	4,906	44,164
NS Shopping Company, Ltd.	6,420	79,783
NUTRIBIOTECH Company, Ltd. (A)	3,229	70,977
OCI Company, Ltd.	4,072	498,787
Omnisystem Company, Ltd. (A)	7,529	20,194
Openbase, Inc.	10,308	28,289
Opto Device Technology Company, Ltd.	2,920	20,604
OPTRON-TEC, Inc. (A)	4,724	23,483
Orion Corp.	5,635	675,466
Orion Holdings Corp.	6,139	136,162
Osstem Implant Company, Ltd. (A)	4,691	218,589
Osung Advanced Materials Company, Ltd. (A)(B)	7,214	21,072
Ottogi Corp.	174	130,701
Pan Ocean Company, Ltd. (A)	60,038	280,607
Pang Rim Company, Ltd.	538	11,036
Pan-Pacific Company, Ltd. (A)	5,838	16,542
PaperCorea, Inc. (A)	4,660	6,174
Paradise Company, Ltd.	4,325	77,557
Partron Company, Ltd.	14,878	105,546
Paru Company, Ltd. (A)(B)	7,888	25,868
PHARMA RESEARCH PRODUCTS Company, Ltd.	612	24,365
Pobis TNC Company, Ltd. (A)	5,742	7,728
54	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Poonglim Industrial Company, Ltd. (A)(D)	276	$47
Poongsan Corp.	8,648	287,169
Poongsan Holdings Corp.	1,748	77,909
POSCO	11,209	3,547,974
POSCO Chemtech Company, Ltd.	3,433	141,557
POSCO Coated & Color Steel Company, Ltd.	1,383	29,967
Posco Daewoo Corp.	13,704	290,564
Posco ICT Company, Ltd.	13,272	86,603
Posco M-Tech Company, Ltd. (B)	11,680	69,046
Power Logics Company, Ltd. (A)	11,550	52,311
Protec Company, Ltd.	933	18,298
PS TEC Company, Ltd.	3,857	20,843
PSK, Inc.	4,537	125,033
Pulmuone Company, Ltd.	428	54,752
Pyeong Hwa Automotive Company, Ltd.	5,131	48,499
RaonSecure Company, Ltd. (A)	7,358	21,032
Rayence Company, Ltd.	1,256	22,713
Redrover Company, Ltd. (A)	5,950	20,270
Reyon Pharmaceutical Company, Ltd.	941	20,097
RFTech Company, Ltd.	10,902	45,869
Robostar Company, Ltd.	2,162	64,571
S Net Systems, Inc.	4,142	18,915
S&T Corp. (A)	1,678	23,869
S&T Dynamics Company, Ltd. (A)	7,440	46,334
S&T Holdings Company, Ltd.	4,250	50,240
S&T Motiv Company, Ltd.	3,611	103,549
S-1 Corp.	4,177	342,634
Sajo Industries Company, Ltd.	875	54,334
Sajodongaone Company, Ltd. (A)	8,289	12,940
SAJOHAEPYO Corp. (A)	1,028	10,047
Sam Chun Dang Pharm Company, Ltd. (B)	3,567	148,113
SAM KANG M&T Company, Ltd. (A)(B)	3,763	20,594
Sam Kwang Glass Company, Ltd.	941	35,886
Sam Young Electronics Company, Ltd.	4,426	53,334
Sam Yung Trading Company, Ltd.	2,426	40,734
Samchully Company, Ltd.	807	86,057
Samchuly Bicycle Company, Ltd.	2,156	16,876
Samho Development Company, Ltd.	4,874	29,919
Samho International Company, Ltd. (A)(B)	3,762	57,216
SAMHWA Paints Industrial Company, Ltd.	2,681	19,839
Samick Musical Instruments Company, Ltd.	15,645	36,538
Samick THK Company, Ltd.	3,450	51,975
Samji Electronics Company, Ltd.	2,972	33,421
Samjin LND Company, Ltd. (A)	6,451	18,032
Samjin Pharmaceutical Company, Ltd.	3,760	166,414
Samkee Automotive Company, Ltd.	6,372	19,685
SAMPYO Cement Company, Ltd.	12,169	79,126
Samsung C&T Corp.	6,023	699,781
Samsung Card Company, Ltd.	8,181	281,487
Samsung Electro-Mechanics Company, Ltd.	5,958	737,596
Samsung Electronics Company, Ltd.	968,550	45,480,790
Samsung Engineering Company, Ltd. (A)	10,346	176,346
Samsung Fire & Marine Insurance Company, Ltd.	6,511	1,511,986
Samsung Heavy Industries Company, Ltd. (A)	108,071	747,442
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	55

	Shares	Value
South Korea (continued)
Samsung Life Insurance Company, Ltd.	7,771	$741,793
Samsung Pharmaceutical Company, Ltd. (A)(B)	8,727	26,907
Samsung SDI Company, Ltd.	6,066	1,124,992
Samsung SDS Company, Ltd.	2,854	555,735
Samsung Securities Company, Ltd.	18,949	646,106
SAMT Company, Ltd.	30,381	59,152
Samwha Capacitor Company, Ltd.	3,085	202,885
Samyang Corp.	1,181	93,579
Samyang Foods Company, Ltd.	778	72,719
Samyang Holdings Corp.	1,486	157,727
Samyang Tongsang Company, Ltd.	690	28,169
Sang-A Frontec Company, Ltd.	1,692	22,091
Sangbo Corp. (A)	1,493	2,931
Sangsangin Company, Ltd. (A)(B)	10,966	222,019
Sangsin Brake	1,896	12,768
Satrec Initiative Company, Ltd.	678	17,490
SAVEZONE I&C CORP.	7,060	29,254
SBS Contents Hub Company, Ltd. (A)	2,084	14,865
SBS Media Holdings Company, Ltd. (A)	19,895	53,584
SBW (A)	39,999	52,649
S-Connect Company, Ltd. (A)	20,114	47,432
Seah Besteel Corp.	5,401	117,101
SeAH Holdings Corp.	939	121,239
SeAH Steel Corp.	1,178	98,514
Sebang Company, Ltd.	3,774	49,311
Sebang Global Battery Company, Ltd.	3,190	96,907
Seegene, Inc. (A)	3,168	92,601
Sejong Industrial Company, Ltd.	2,914	20,367
Sejong Telecom, Inc. (A)	94,580	56,896
Sekonix Company, Ltd. (A)	3,194	28,608
Sempio Foods Company	767	25,832
S-Energy Company, Ltd.	2,586	17,255
Seobu T&D (A)	7,960	76,241
Seohan Company, Ltd.	34,966	80,942
Seohee Construction Company, Ltd.	51,273	61,094
Seojin System Company, Ltd.	620	17,518
Seoul Semiconductor Company, Ltd.	14,311	270,418
Seoulin Bioscience Company, Ltd.	1,238	14,595
SEOWONINTECH Company, Ltd.	2,979	17,506
Seoyon Company, Ltd.	4,762	24,871
Seoyon E-Hwa Company, Ltd.	4,567	32,185
Sewon Cellontech Company, Ltd. (A)	10,000	43,770
SEWOONMEDICAL Company, Ltd.	6,792	27,410
SFA Engineering Corp.	8,660	291,974
SFA Semicon Company, Ltd. (A)	33,987	66,336
SG Corp. (A)	19,886	15,773
SG&G Corp. (A)	3,440	8,409
SGA Company, Ltd. (A)	18,302	13,705
SH Energy & Chemical Company, Ltd.	22,679	33,184
Shin Poong Pharmaceutical Company, Ltd. (A)	5,185	39,339
Shinhan Financial Group Company, Ltd.	14,573	594,831
Shinhan Financial Group Company, Ltd., ADR (B)	49,649	2,047,525
Shinil Industrial Company, Ltd.	16,493	22,997
Shinsegae Engineering & Construction Company, Ltd.	1,642	51,908
56	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Shinsegae Food Company, Ltd.	295	$44,541
Shinsegae Information & Communication Company, Ltd.	234	35,728
Shinsegae International, Inc.	597	93,897
Shinsegae, Inc.	2,476	1,003,756
Shinsung E&G Company, Ltd. (A)	13,201	21,437
Shinsung Tongsang Company, Ltd. (A)	21,954	22,539
Shinwha Intertek Corp. (A)	9,160	20,352
Shinwon Construction Company, Ltd. (A)	3,442	20,762
Shinwon Corp. (A)(B)	10,996	33,332
Shinyoung Securities Company, Ltd.	1,815	96,032
SHOWBOX Corp.	13,526	64,665
Signetics Corp. (A)	16,256	22,011
Silicon Works Company, Ltd.	2,960	106,617
Silla Company, Ltd.	2,346	35,670
SIMMTECH Company, Ltd.	6,422	54,601
SIMMTECH HOLDINGS Company, Ltd.	10,821	22,488
SIMPAC, Inc.	7,596	30,107
Sindoh Company, Ltd.	1,989	98,855
SJM Company, Ltd.	6,871	27,468
SK Bioland Company, Ltd.	2,676	47,810
SK D&D Company, Ltd.	1,179	35,638
SK Discovery Company, Ltd.	8,970	327,889
SK Gas, Ltd.	1,896	175,604
SK Holdings Company, Ltd.	9,986	2,557,953
SK Hynix, Inc.	112,491	9,726,955
SK Innovation Company, Ltd.	11,175	2,129,160
SK Materials Company, Ltd. (B)	1,827	282,650
SK Networks Company, Ltd.	55,664	256,099
SK Securities Company, Ltd. (A)	104,431	111,995
SK Telecom Company, Ltd.	2,824	580,827
SKC Company, Ltd.	6,910	246,869
SKC Solmics Company, Ltd. (A)	10,372	62,350
SKCKOLONPI, Inc.	3,819	156,797
SL Corp.	5,006	86,279
SM Entertainment Company, Ltd. (A)	2,420	92,950
S-MAC Company, Ltd. (A)(B)	24,743	35,220
SMCore, Inc. (A)	1,300	16,445
SMEC Company, Ltd.	5,412	18,593
S-Oil Corp.	9,051	900,416
Solborn, Inc. (A)	4,144	21,994
Solco Biomedical Company, Ltd. (A)	27,509	15,664
Solid, Inc. (A)	10,176	42,837
Songwon Industrial Company, Ltd.	5,040	125,922
Soulbrain Company, Ltd.	4,463	289,139
SPC Samlip Company, Ltd.	525	53,684
Spigen Korea Company, Ltd.	907	39,839
Ssangyong Cement Industrial Company, Ltd.	8,155	255,373
Ssangyong Motor Company (A)	16,664	70,782
Suheung Company, Ltd.	1,620	49,342
Sun Kwang Company, Ltd.	754	15,355
Sunchang Corp. (A)	1,434	12,165
SundayToz Corp. (A)	1,139	42,624
Sung Bo Chemicals Company, Ltd.	3,550	21,044
Sung Kwang Bend Company, Ltd.	8,626	105,601
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	57

	Shares	Value
South Korea (continued)
Sungchang Enterprise Holdings, Ltd. (A)	14,014	$40,156
Sungdo Engineering & Construction Company, Ltd.	3,374	23,550
Sungshin Cement Company, Ltd. (A)	7,489	118,044
Sungwoo Hitech Company, Ltd. (B)	15,843	74,524
Sunjin Company, Ltd. (A)(B)	4,393	66,831
Suprema HQ, Inc. (A)	2,842	16,971
Suprema, Inc. (A)(B)	1,518	31,824
SurplusGlobal, Inc.	2,607	10,685
Synopex, Inc. (A)(B)	23,934	71,468
Systems Technology, Inc.	4,450	74,342
Tae Kyung Industrial Company, Ltd.	2,279	14,995
Taekwang Industrial Company, Ltd.	157	180,987
Taewoong Company, Ltd. (A)	4,241	72,980
Taeyoung Engineering & Construction Company, Ltd.	17,940	284,475
Taihan Electric Wire Company, Ltd. (A)	26,785	43,711
Taihan Fiberoptics Company, Ltd. (A)(B)	12,301	80,842
Taihan Textile Company, Ltd. (A)	990	11,714
Tailim Packaging Company, Ltd.	13,578	45,835
TBH Global Company, Ltd. (A)	6,290	45,271
TechWing, Inc.	4,027	68,078
Telechips, Inc.	1,961	21,275
Tellus Company, Ltd. (A)(B)	14,560	30,709
TES Company, Ltd.	5,138	143,281
Tesna Company, Ltd.	1,934	41,986
The LEADCORP, Inc.	5,571	31,962
The WillBes & Company (A)	17,010	27,990
Thinkware Systems Corp. (A)	1,825	16,557
TK Chemical Corp. (A)	15,696	37,619
TK Corp.	7,034	84,008
Tokai Carbon Korea Company, Ltd.	1,713	109,494
Tong Yang Moolsan Company, Ltd.	12,183	33,135
Tongyang Life Insurance Company, Ltd.	18,789	123,873
Tongyang pile, Inc.	3,203	15,952
Tongyang, Inc.	64,620	128,700
Tonymoly Company, Ltd.	1,162	19,392
Top Engineering Company, Ltd.	3,817	23,639
Toptec Company, Ltd. (A)	7,083	176,309
Tovis Company, Ltd.	7,136	54,238
TS Corp.	1,276	30,295
T'way Holdings, Inc. (A)	10,614	64,009
UBCare Company, Ltd.	7,097	29,210
Ubiquoss Holdings, Inc. (A)	2,955	14,333
Ubiquoss, Inc.	941	20,340
Ugint Company, Ltd. (A)(B)	12,592	15,414
UIL Company, Ltd.	3,248	18,833
Uju Electronics Company, Ltd.	3,311	33,721
Unid Company, Ltd. (B)	3,073	164,841
Union Semiconductor Equipment & Materials Company, Ltd.	7,307	69,609
Uniquest Corp.	1,997	15,227
Unison Company, Ltd. (A)	27,876	76,617
UniTest, Inc.	6,745	118,392
Value Added Technology Company, Ltd.	2,526	83,372
Viatron Technologies, Inc.	2,376	30,880
Vieworks Company, Ltd.	3,435	100,820
58	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
South Korea (continued)
Visang Education, Inc.	3,857	$33,542
Vitzrocell Company, Ltd. (A)(D)	2,117	28,477
Webzen, Inc. (A)	3,531	89,893
WeMade Entertainment Company, Ltd.	734	36,298
Whanin Pharmaceutical Company, Ltd.	4,045	81,818
Winix, Inc.	1,168	17,311
Wins Company, Ltd.	2,144	24,040
Wiscom Company, Ltd. (A)	3,680	11,946
WiSoL Company, Ltd. (B)	11,472	140,963
WIZIT Company, Ltd. (A)(B)	17,996	27,230
Wonik Holdings Company, Ltd. (A)	15,399	93,299
WONIK IPS Company, Ltd.	9,825	309,602
Wonik Materials Company, Ltd. (A)	910	52,751
Wonik QnC Corp. (A)	2,788	41,067
Wonik Tera Semicon Company, Ltd.	4,108	63,441
Woojin Plaimm Company, Ltd. (A)	917	5,718
Woongjin Company, Ltd. (A)	19,734	76,861
Woongjin Energy Company, Ltd. (A)	2,700	12,873
Woongjin Thinkbig Company, Ltd.	10,000	62,933
Woori Bank	86,161	1,220,429
Woori Bank, ADR (B)	3,163	136,610
Woori Investment Bank Company, Ltd. (A)(B)	87,898	66,368
Woorison F&G Company, Ltd. (A)	7,322	17,045
Woory Industrial Company, Ltd.	1,923	47,545
Wooshin Systems Company, Ltd.	1,951	14,918
WooSung Feed Company, Ltd. (B)	5,600	18,987
Y G-1 Company, Ltd.	5,791	80,995
YeaRimDang Publishing Company, Ltd. (A)	4,505	60,671
YES24 Company, Ltd.	2,091	12,087
Yest Company, Ltd. (A)	1,399	21,826
YG Entertainment, Inc.	2,781	74,731
YJM Games Company, Ltd. (A)(B)	9,022	31,005
YMC Company, Ltd.	1,617	34,017
Yong Pyong Resort Company, Ltd.	5,192	42,271
Yonwoo Company, Ltd. (A)	808	21,666
Yoosung Enterprise Company, Ltd.	11,090	35,192
Youlchon Chemical Company, Ltd.	5,165	69,002
Young In Frontier Company, Ltd. (A)	3,226	20,810
Young Poong Corp.	99	73,948
Young Poong Precision Corp.	5,018	38,896
Youngone Corp.	6,579	194,067
Youngone Holdings Company, Ltd.	3,996	203,215
YoungWoo DSP Company, Ltd. (A)	2,838	10,878
Yuanta Securities Korea Company, Ltd. (A)	35,099	140,669
Yuhan Corp.	1,033	227,583
YuHwa Securities Company, Ltd.	3,240	44,729
Yungjin Pharmaceutical Company, Ltd. (A)(B)	7,246	54,825
Zeus Company, Ltd.	1,468	22,906
Spain 0.0%		106,223
AmRest Holdings SE (A)(B)	865	106,223
Taiwan 16.5%		187,494,855
ABC Taiwan Electronics Corp.	26,000	51,450
Ability Enterprise Company, Ltd.	91,782	49,699
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	59

	Shares	Value
Taiwan (continued)
Ability Opto-Electronics Technology Company, Ltd.	23,000	$43,790
AcBel Polytech, Inc.	173,000	112,375
Accton Technology Corp.	154,796	443,333
Acer, Inc. (A)	618,510	505,389
ACES Electronic Company, Ltd.	19,000	13,820
Acon Holding, Inc. (A)	46,000	10,634
Acter Company, Ltd.	17,000	128,232
Actron Technology Corp.	26,300	97,236
A-DATA Technology Company, Ltd.	83,242	186,803
Addcn Technology Company, Ltd.	5,000	43,662
Adlink Technology, Inc.	33,920	64,061
Advanced Ceramic X Corp.	12,000	106,752
Advanced International Multitech Company, Ltd.	58,000	79,042
Advanced Optoelectronic Technology, Inc.	19,000	18,176
Advanced Wireless Semiconductor Company	48,000	105,095
Advancetek Enterprise Company, Ltd.	100,761	66,475
Advantech Company, Ltd.	54,854	370,298
Aerospace Industrial Development Corp.	246,000	273,263
AGV Products Corp. (A)	231,286	61,891
Airtac International Group	27,736	478,951
Alchip Technologies, Ltd. (A)	22,000	96,758
Alcor Micro Corp.	12,000	7,983
ALI Corp. (A)	81,000	39,616
All Ring Tech Company, Ltd.	18,000	42,415
Allied Circuit Company, Ltd.	9,000	39,570
Allis Electric Company, Ltd.	39,000	20,488
Alltek Technology Corp.	42,670	28,665
Alltop Technology Company, Ltd.	18,000	38,084
Alpha Networks, Inc.	124,000	88,430
Altek Corp.	101,000	106,505
Amazing Microelectronic Corp.	15,540	53,069
AMPOC Far-East Company, Ltd.	33,000	29,461
AmTRAN Technology Company, Ltd.	355,775	152,349
Anpec Electronics Corp.	46,380	82,744
Apacer Technology, Inc.	35,635	49,150
APAQ Technology Company, Ltd.	13,686	32,848
APCB, Inc.	84,000	61,439
Apex Biotechnology Corp.	27,060	26,699
Apex International Company, Ltd.	62,030	48,863
Apex Science & Engineering	157,124	48,177
Arcadyan Technology Corp.	57,379	117,236
Ardentec Corp.	250,363	288,463
ASE Industrial Holding Company, Ltd.	522,561	1,325,522
ASE Industrial Holding Company, Ltd., ADR	201,530	991,528
Asia Cement Corp.	562,608	618,743
Asia Optical Company, Inc.	57,710	180,956
Asia Pacific Telecom Company, Ltd. (A)	421,000	112,796
Asia Polymer Corp.	140,347	85,121
Asia Tech Image, Inc.	12,000	17,994
Asia Vital Components Company, Ltd.	147,667	141,704
ASMedia Technology, Inc.	9,260	115,267
ASPEED Technology, Inc.	7,000	210,208
ASROCK, Inc.	6,000	15,469
Asustek Computer, Inc.	95,528	863,396
60	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Aten International Company, Ltd.	50,000	$152,072
AU Optronics Corp.	789,000	345,611
AU Optronics Corp., ADR (B)	211,392	917,430
Audix Corp.	44,560	62,321
AURAS Technology Company, Ltd.	27,000	60,465
Aurora Corp.	12,600	37,884
Avermedia Technologies, Inc. (A)	59,000	25,464
Avision, Inc. (A)	54,916	11,671
AVY Precision Technology, Inc.	19,676	33,404
Awea Mechantronic Company, Ltd.	6,615	8,126
Axiomtek Company, Ltd.	18,000	35,343
Bank of Kaohsiung Company, Ltd.	226,757	70,909
Basso Industry Corp.	53,700	115,648
BenQ Materials Corp. (A)	89,000	57,475
BES Engineering Corp.	606,200	163,072
Bin Chuan Enterprise Company, Ltd.	17,000	16,015
Biostar Microtech International Corp.	75,000	43,953
Bioteque Corp.	19,000	77,377
Boardtek Electronics Corp.	28,000	24,817
Bothhand Enterprise, Inc.	19,000	44,471
Bright Led Electronics Corp.	40,000	20,688
Brighton-Best International Taiwan, Inc.	21,000	17,664
Browave Corp.	5,000	6,393
C Sun Manufacturing, Ltd. (A)	50,000	48,772
Cameo Communications, Inc.	65,000	16,447
Capital Futures Corp.	16,000	32,872
Capital Securities Corp.	749,371	282,974
Career Technology MFG. Company, Ltd.	92,174	202,495
Casetek Holdings, Ltd.	77,378	193,504
Catcher Technology Company, Ltd.	212,000	2,457,584
Cathay Chemical Works	85,000	50,956
Cathay Financial Holding Company, Ltd.	676,619	1,206,135
Cathay Real Estate Development Company, Ltd.	233,000	138,961
Celxpert Energy Corp.	18,000	22,813
Center Laboratories, Inc. (A)	57,300	131,999
Central Reinsurance Company, Ltd.	56,825	39,469
Chailease Holding Company, Ltd.	349,960	1,242,526
ChainQui Construction Development Company, Ltd.	32,000	33,158
Champion Building Materials Company, Ltd. (A)	163,852	43,867
Chang Hwa Commercial Bank, Ltd.	1,070,729	625,914
Chang Wah Electromaterials, Inc.	11,909	59,687
Channel Well Technology Company, Ltd.	71,000	76,153
Chant Sincere Company, Ltd.	11,000	10,017
Charoen Pokphand Enterprise	85,465	166,606
Chaun-Choung Technology Corp.	20,000	53,374
CHC Healthcare Group	32,000	36,404
CHC Resources Corp.	45,000	90,210
Chen Full International Company, Ltd.	49,000	74,522
Chenbro Micom Company, Ltd.	37,000	51,830
Cheng Loong Corp.	324,480	192,978
Cheng Shin Rubber Industry Company, Ltd.	441,031	669,456
Cheng Uei Precision Industry Company, Ltd.	178,335	209,644
Chenming Mold Industry Corp.	19,000	10,530
Chia Chang Company, Ltd.	26,000	19,604
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	61

	Shares	Value
Taiwan (continued)
Chia Hsin Cement Corp.	164,089	$72,638
Chian Hsing Forging Industrial Company, Ltd.	10,000	24,491
Chicony Electronics Company, Ltd.	238,264	561,422
Chicony Power Technology Company, Ltd.	48,065	81,944
Chieftek Precision Company, Ltd.	17,000	93,322
Chien Kuo Construction Company, Ltd.	129,872	50,900
Chilisin Electronics Corp.	57,022	304,532
Chime Ball Technology Company, Ltd.	14,646	30,200
Chimei Materials Technology Corp. (A)	214,050	74,455
China Airlines, Ltd. (A)	1,210,820	409,236
China Bills Finance Corp.	332,000	156,035
China Chemical & Pharmaceutical Company, Ltd.	117,000	80,185
China Development Financial Holding Corp.	1,636,531	613,111
China Electric Manufacturing Corp. (A)	169,000	71,911
China General Plastics Corp.	199,933	198,180
China Life Insurance Company, Ltd.	360,472	377,760
China Man-Made Fiber Corp. (A)	485,700	168,207
China Metal Products Company, Ltd.	105,966	105,182
China Motor Corp.	213,905	207,447
China Petrochemical Development Corp. (A)	1,233,045	566,068
China Steel Chemical Corp.	34,000	175,888
China Steel Corp.	1,312,038	1,030,910
China Steel Structure Company, Ltd.	23,000	19,115
China Synthetic Rubber Corp.	214,719	344,219
Chinese Maritime Transport, Ltd.	45,000	42,080
Ching Feng Home Fashions Company, Ltd. (A)	10,000	6,040
Chin-Poon Industrial Company, Ltd.	155,642	205,712
Chipbond Technology Corp.	218,000	457,218
ChipMOS TECHNOLOGIES, INC.	79,000	57,824
Chong Hong Construction Company, Ltd.	61,024	190,197
Chroma ATE, Inc.	36,440	181,164
Chun YU Works & Company, Ltd.	127,000	84,975
Chun Yuan Steel	191,381	71,395
Chung Hung Steel Corp. (A)	388,226	147,625
Chung Hwa Pulp Corp.	182,898	65,712
Chung-Hsin Electric & Machinery Manufacturing Corp.	141,125	98,166
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	16,000	13,076
Chunghwa Picture Tubes, Ltd. (A)	3,394,320	224,323
Chunghwa Precision Test Tech Company, Ltd.	2,000	53,512
Chunghwa Telecom Company, Ltd.	110,000	399,778
Chunghwa Telecom Company, Ltd., ADR (B)	32,478	1,176,678
Chyang Sheng Dyeing & Finishing Company, Ltd.	62,000	47,844
Cleanaway Company, Ltd.	29,000	185,974
Clevo Company	207,120	223,792
CMC Magnetics Corp. (A)	605,536	201,467
Collins Company, Ltd.	97,797	35,290
Compal Electronics, Inc.	1,139,895	747,011
Compeq Manufacturing Company, Ltd.	483,000	539,416
Compucase Enterprise	13,000	14,895
Concord Securities Company, Ltd. (A)	167,000	44,557
Concraft Holding Company, Ltd.	12,500	122,639
Continental Holdings Corp.	166,950	73,259
Contrel Technology Company, Ltd.	48,000	28,180
Coremax Corp.	27,000	106,568
62	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Coretronic Corp.	183,000	$251,783
Co-Tech Development Corp. (A)	56,743	75,083
Coxon Precise Industrial Company, Ltd. (A)	51,231	45,787
Creative Sensor, Inc.	17,000	13,170
CSBC Corp. Taiwan (A)	143,312	86,844
CTBC Financial Holding Company, Ltd.	4,480,967	3,215,478
CTCI Corp.	174,000	285,137
Cub Elecparts, Inc.	26,360	310,980
CviLux Corp.	39,200	32,517
CX Technology Company, Ltd.	12,297	10,116
Cyberlink Corp.	38,326	95,437
CyberPower Systems, Inc.	19,000	59,102
CyberTAN Technology, Inc.	100,000	63,730
Cypress Technology Company, Ltd.	14,500	34,300
DA CIN Construction Company, Ltd.	73,000	63,801
Dadi Early-Childhood Education Group, Ltd.	6,000	51,042
Dafeng TV, Ltd. (A)	21,097	25,963
Da-Li Development Company, Ltd.	72,710	87,417
Danen Technology Corp. (A)	69,000	14,593
Darfon Electronics Corp.	75,000	159,088
Darwin Precisions Corp.	106,894	93,389
Daxin Materials Corp.	20,000	59,706
De Licacy Industrial Company, Ltd.	109,439	88,622
Delpha Construction Company, Ltd.	49,383	25,058
Delta Electronics, Inc.	252,253	933,309
Depo Auto Parts Industrial Company, Ltd.	51,000	138,992
Dimerco Express Corp.	46,000	31,546
D-Link Corp. (A)	306,657	153,971
DYNACOLOR, Inc.	23,000	28,355
Dynamic Electronics Company, Ltd. (A)	152,927	49,090
Dynapack International Technology Corp.	57,000	76,308
E Ink Holdings, Inc.	224,000	255,017
E.Sun Financial Holding Company, Ltd.	1,536,442	1,069,701
Eastern Media International Corp. (A)	211,164	92,421
Eclat Textile Company, Ltd.	44,532	542,556
ECOVE Environment Corp.	7,000	40,760
Edimax Technology Company, Ltd.	101,359	29,392
Edison Opto Corp. (A)	24,000	13,247
Edom Technology Company, Ltd.	67,890	38,673
eGalax_eMPIA Technology, Inc.	18,774	33,981
Elan Microelectronics Corp.	62,000	99,883
E-LIFE MALL Corp.	43,000	94,371
Elite Advanced Laser Corp.	63,888	227,196
Elite Material Company, Ltd.	111,831	298,727
Elite Semiconductor Memory Technology, Inc.	94,000	130,552
Elitegroup Computer Systems Company, Ltd. (A)	116,284	67,668
eMemory Technology, Inc.	24,000	290,205
ENG Electric Company, Ltd.	48,050	5,468
Ennoconn Corp.	14,303	232,283
EnTie Commercial Bank Company, Ltd.	337,000	151,219
Epileds Technologies, Inc.	30,000	23,700
Epistar Corp. (A)	304,810	411,719
Eson Precision Ind Company, Ltd.	38,000	41,857
Eternal Materials Company, Ltd.	341,090	334,440
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	63

	Shares	Value
Taiwan (continued)
E-Ton Solar Tech Company, Ltd. (A)	159,541	$22,954
Etron Technology, Inc. (A)	130,000	63,560
Eurocharm Holdings Company, Ltd.	6,000	17,193
Eva Airways Corp.	1,265,222	638,038
Everest Textile Company, Ltd.	110,240	48,036
Evergreen International Storage & Transport Corp.	215,320	97,636
Evergreen Marine Corp. Taiwan, Ltd. (A)	474,173	233,595
Everlight Chemical Industrial Corp.	158,748	102,026
Everlight Electronics Company, Ltd.	174,000	233,986
Excelsior Medical Company, Ltd.	31,763	53,716
EZconn Corp.	12,000	14,184
Far Eastern Department Stores, Ltd.	468,558	309,309
Far Eastern International Bank	909,357	304,707
Far Eastern New Century Corp.	828,878	787,598
Far EasTone Telecommunications Company, Ltd.	271,000	690,104
Faraday Technology Corp.	32,751	68,988
Farglory Land Development Company, Ltd.	138,526	154,944
Federal Corp.	175,137	72,399
Feedback Technology Corp.	13,300	51,122
Feng Hsin Steel Company, Ltd.	143,000	280,116
Feng TAY Enterprise Company, Ltd.	113,739	502,976
First Copper Technology Company, Ltd. (A)	52,000	18,625
First Financial Holding Company, Ltd.	1,163,275	788,848
First Hi-Tec Enterprise Company, Ltd.	20,000	26,189
First Hotel	84,581	42,004
First Steamship Company, Ltd. (A)	246,229	107,207
FLEXium Interconnect, Inc.	146,352	422,857
Flytech Technology Company, Ltd.	63,125	166,159
FocalTech Systems Company, Ltd.	90,342	79,033
Formosa Advanced Technologies Company, Ltd.	87,000	113,774
Formosa Chemicals & Fibre Corp.	429,440	1,643,924
Formosa International Hotels Corp.	27,171	137,292
Formosa Laboratories, Inc.	24,000	45,543
Formosa Oilseed Processing Company, Ltd.	31,689	84,497
Formosa Petrochemical Corp.	169,000	682,810
Formosa Plastics Corp.	305,880	1,094,530
Formosa Taffeta Company, Ltd.	195,000	216,528
Formosan Rubber Group, Inc.	117,180	58,433
Formosan Union Chemical	138,333	87,219
Founding Construction & Development Company, Ltd.	117,908	65,746
Foxconn Technology Company, Ltd.	169,617	416,700
Foxlink Image Technology Company, Ltd.	59,000	44,193
Foxsemicon Integrated Technology, Inc.	17,550	122,907
Froch Enterprise Company, Ltd.	52,000	27,208
FSP Technology, Inc.	64,603	53,378
Fubon Financial Holding Company, Ltd.	709,422	1,229,567
Fulgent Sun International Holding Company, Ltd.	35,314	72,901
Fullerton Technology Company, Ltd.	53,819	42,917
Fulltech Fiber Glass Corp.	168,027	106,557
Fwusow Industry Company, Ltd.	140,310	87,186
G Shank Enterprise Company, Ltd.	49,562	43,286
Gallant Precision Machining Company, Ltd.	60,000	54,769
GEM Services, Inc.	18,000	51,419
Gemtek Technology Corp.	145,496	128,061
64	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
General Interface Solution Holding, Ltd.	36,000	$229,600
Generalplus Technology, Inc.	12,000	18,311
Genesis Photonics, Inc. (A)	107,740	11,521
Genesys Logic, Inc.	13,000	14,862
Genius Electronic Optical Company, Ltd. (A)	21,589	322,531
GeoVision, Inc.	30,703	30,075
Getac Technology Corp.	169,000	243,984
Giant Manufacturing Company, Ltd.	65,000	280,534
Giantplus Technology Company, Ltd.	154,000	77,189
Gigabyte Technology Company, Ltd.	158,719	417,556
Gigastorage Corp. (A)	114,100	46,327
Ginko International Company, Ltd.	16,000	142,538
Gintech Energy Corp. (A)	180,829	91,161
Global Brands Manufacture, Ltd.	152,611	83,428
Global Lighting Technologies, Inc.	34,000	42,832
Global Mixed Mode Technology, Inc.	18,000	40,069
Global PMX Company, Ltd.	10,000	54,273
Global Unichip Corp.	29,000	245,623
Globalwafers Company, Ltd.	11,000	216,948
Globe Union Industrial Corp.	71,450	48,040
Gloria Material Technology Corp.	200,300	127,782
Glory Science Company, Ltd.	11,000	14,567
Gold Circuit Electronics, Ltd. (A)	215,071	66,944
Goldsun Building Materials Company, Ltd.	504,005	159,686
Gourmet Master Company, Ltd.	19,470	201,455
Grand Fortune Securities Company, Ltd.	40,000	19,132
Grand Ocean Retail Group, Ltd.	16,000	17,079
Grand Pacific Petrochemical	359,000	382,987
Grand Plastic Technology Corp.	8,000	41,309
Grandtech Cg Systems, Inc.	22,000	38,231
Grape King Bio, Ltd.	40,000	308,004
Great China Metal Industry	102,000	89,745
Great Taipei Gas Company, Ltd.	179,000	166,153
Great Wall Enterprise Company, Ltd.	242,642	313,466
Greatek Electronics, Inc.	128,000	231,252
Green Energy Technology, Inc. (A)	121,000	55,125
Hannstar Board Corp.	149,467	144,751
HannStar Display Corp.	1,163,980	360,327
HannsTouch Solution, Inc. (A)	189,735	57,665
Hanpin Electron Company, Ltd.	13,000	12,235
Harvatek Corp. (A)	26,000	16,042
Hey Song Corp.	143,250	150,454
Hi-Clearance, Inc.	19,000	65,887
Highwealth Construction Corp.	177,860	268,801
HIM International Music, Inc.	7,300	33,657
Hitron Technology, Inc.	100,000	71,920
Hiwin Technologies Corp.	43,861	620,040
Ho Tung Chemical Corp. (A)	383,773	111,587
Hocheng Corp.	83,000	26,584
Holiday Entertainment Company, Ltd.	18,000	35,143
Holtek Semiconductor, Inc.	71,000	174,674
Hon Hai Precision Industry Company, Ltd.	2,553,440	7,285,089
Hong Pu Real Estate Development Company, Ltd.	102,000	75,779
Hong TAI Electric Industrial	121,000	44,735
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	65

	Shares	Value
Taiwan (continued)
Hong YI Fiber Industry Company	30,000	$20,854
Horizon Securities Company, Ltd. (A)	90,000	21,793
Hota Industrial Manufacturing Company, Ltd.	73,396	353,841
Hotai Motor Company, Ltd.	49,000	446,389
Hotron Precision Electronic Industrial Company, Ltd.	21,000	31,221
Hsin Kuang Steel Company, Ltd.	76,153	100,773
Hsin Yung Chien Company, Ltd.	16,200	48,746
Hsing TA Cement Company, Ltd.	118,750	54,814
HTC Corp. (A)	137,700	268,945
Hu Lane Associate, Inc.	27,066	130,014
HUA ENG Wire & Cable Company, Ltd.	145,000	57,055
Hua Nan Financial Holdings Company, Ltd.	972,305	580,000
Huaku Development Company, Ltd.	100,353	237,027
Huang Hsiang Construction Company, Corp.	35,000	32,730
Hung Ching Development & Construction Company, Ltd.	66,000	66,224
Hung Sheng Construction, Ltd.	158,808	208,233
Huxen Corp.	33,000	50,352
Hwa Fong Rubber Industrial Company, Ltd.	102,324	48,627
Ibase Technology, Inc.	47,285	71,139
Ichia Technologies, Inc. (A)	105,300	71,670
I-Chiun Precision Industry Company, Ltd. (A)	53,000	22,163
Ideal Bike Corp.	32,529	12,300
IEI Integration Corp.	82,000	93,133
Infortrend Technology, Inc.	116,000	50,997
Innodisk Corp.	27,533	138,613
Innolux Corp.	3,283,219	1,267,173
Inpaq Technology Company, Ltd.	20,000	35,882
Intai Technology Corp.	11,000	43,607
Integrated Service Technology, Inc.	13,000	31,623
International Games System Company, Ltd.	24,000	153,001
Inventec Corp.	587,705	473,761
Iron Force Industrial Company, Ltd.	13,000	38,527
I-Sheng Electric Wire & Cable Company, Ltd.	45,000	66,893
ITE Technology, Inc.	47,881	57,813
ITEQ Corp.	75,700	161,043
Jarllytec Company, Ltd.	17,000	27,318
Jentech Precision Industrial Company, Ltd.	15,000	37,291
Jess-Link Products Company, Ltd.	45,750	44,145
Jih Lin Technology Company, Ltd.	20,000	55,885
Jih Sun Financial Holdings Company, Ltd.	603,478	182,124
Jinli Group Holdings, Ltd.	36,540	29,704
Johnson Health Tech Company, Ltd.	30,400	28,361
Jourdeness Group, Ltd.	14,000	58,204
K Laser Technology, Inc.	66,000	34,823
Kaori Heat Treatment Company, Ltd.	29,341	44,090
Kaulin Manufacturing Company, Ltd.	70,490	44,182
KEE TAI Properties Company, Ltd.	149,973	56,477
Kenda Rubber Industrial Company, Ltd.	160,372	180,306
Kenmec Mechanical Engineering Company, Ltd. (A)	84,000	31,965
Kerry TJ Logistics Company, Ltd.	73,000	95,126
Kindom Construction Corp.	131,000	92,188
King Slide Works Company, Ltd.	8,000	116,515
King Yuan Electronics Company, Ltd.	537,762	503,429
Kingpak Technology, Inc.	11,000	79,031
66	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
King's Town Bank Company, Ltd.	256,000	$298,196
King's Town Construction Company, Ltd. (A)	67,514	50,985
Kinik Company	50,000	125,221
Kinko Optical Company, Ltd.	24,000	24,555
Kinpo Electronics, Inc.	485,724	160,932
Kinsus Interconnect Technology Corp.	120,000	229,284
KMC Kuei Meng International, Inc.	23,000	105,023
KNH Enterprise Company, Ltd.	74,000	30,247
KS Terminals, Inc.	37,000	68,370
Kung Long Batteries Industrial Company, Ltd.	26,000	127,755
Kung Sing Engineering Corp.	93,000	34,249
Kuo Toong International Company, Ltd. (A)	91,356	71,251
Kuoyang Construction Company, Ltd. (A)	151,543	75,728
Kwong Fong Industries Corp.	16,776	9,516
Kwong Lung Enterprise Company, Ltd.	21,000	33,750
KYE Systems Corp. (A)	153,702	60,112
L&K Engineering Company, Ltd.	56,952	66,547
LandMark Optoelectronics Corp.	19,000	189,359
Lanner Electronics, Inc.	43,013	66,242
Largan Precision Company, Ltd.	12,000	1,644,829
Laser Tek Taiwan Company, Ltd.	23,000	28,660
Laster Tech Corp., Ltd.	13,000	24,541
LCY Chemical Corp.	134,806	206,180
Lealea Enterprise Company, Ltd.	280,863	105,846
Ledlink Optics, Inc.	13,000	16,480
LEE CHI Enterprises Company, Ltd.	116,000	39,226
Lelon Electronics Corp.	34,085	81,585
Leofoo Development Company, Ltd. (A)	161,087	35,950
LES Enphants Company, Ltd. (A)	35,486	16,122
Lextar Electronics Corp. (A)	146,000	87,068
Li Cheng Enterprise Company, Ltd.	21,160	29,562
Li Peng Enterprise Company, Ltd. (A)	219,760	61,052
Lian HWA Food Corp.	28,527	36,935
Lida Holdings, Ltd.	12,000	35,101
Lien Hwa Industrial Corp.	212,525	271,212
Lingsen Precision Industries, Ltd.	157,101	64,607
Lion Travel Service Company, Ltd.	16,000	66,146
Lite-On Semiconductor Corp.	95,718	137,218
Lite-On Technology Corp.	600,250	782,617
Long Bon International Company, Ltd.	157,000	71,748
Long Chen Paper Company, Ltd.	240,736	267,040
Longwell Company (A)	38,000	49,351
Lotes Company, Ltd.	25,000	157,991
Lucky Cement Corp.	183,000	49,558
Lumax International Corp., Ltd.	40,855	83,628
Lung Yen Life Service Corp.	36,000	76,026
LuxNet Corp. (A)	16,291	13,800
Macauto Industrial Company, Ltd.	18,000	71,132
Machvision, Inc.	11,000	169,265
Macroblock, Inc.	9,450	34,280
Macronix International (A)	840,884	1,383,224
Mag Layers Scientific-Technics Company, Ltd.	11,000	39,812
Makalot Industrial Company, Ltd.	78,813	356,714
Masterlink Securities Corp.	643,593	233,765
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	67

	Shares	Value
Taiwan (continued)
Materials Analysis Technology, Inc.	15,810	$37,646
Mayer Steel Pipe Corp.	36,407	19,211
MediaTek, Inc.	133,000	1,375,281
Mega Financial Holding Company, Ltd.	1,320,531	1,153,798
Meiloon Industrial Company, Ltd. (A)	16,000	13,205
Mercuries & Associates Holding, Ltd.	165,230	133,854
Mercuries Life Insurance Company, Ltd. (A)	335,878	184,085
Merida Industry Company, Ltd.	13,162	56,140
Merry Electronics Company, Ltd.	62,585	304,084
Microbio Company, Ltd. (A)	130,000	88,359
Microlife Corp.	30,000	84,738
Micro-Star International Company, Ltd.	147,488	609,740
Mildef Crete, Inc.	20,000	31,548
MIN AIK Technology Company, Ltd.	45,600	32,483
Mirle Automation Corp.	55,033	87,715
Mitac Holdings Corp.	268,021	293,542
Mobiletron Electronics Company, Ltd.	17,200	21,987
momo.com, Inc.	12,000	90,928
Motech Industries, Inc. (A)	166,364	109,304
MPI Corp.	20,000	38,653
Nak Sealing Technologies Corp.	40,000	114,405
Namchow Holdings Company, Ltd.	73,000	150,299
Nan Kang Rubber Tire Company, Ltd.	161,711	141,583
Nan Liu Enterprise Company, Ltd.	16,000	85,933
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	8,056
Nan Ya Plastics Corp.	520,860	1,450,618
Nan Ya Printed Circuit Board Corp. (A)	89,930	75,728
Nang Kuang Pharmaceutical Company, Ltd.	12,000	14,700
Nantex Industry Company, Ltd.	100,038	89,806
Nanya Technology Corp.	99,985	330,319
National Petroleum Company, Ltd.	62,000	82,979
Neo Solar Power Corp. (A)	391,100	151,014
Netronix, Inc.	22,000	27,638
New Asia Construction & Development Corp.	122,136	25,792
New Era Electronics Company, Ltd.	26,000	14,894
Nexcom International Company, Ltd.	17,000	15,807
Nichidenbo Corp.	49,979	155,932
Nien Hsing Textile Company, Ltd.	84,928	70,162
Nien Made Enterprise Company, Ltd.	29,000	228,797
Nishoku Technology, Inc.	10,000	25,690
Novatek Microelectronics Corp.	124,000	558,483
Nuvoton Technology Corp.	30,000	66,313
O-Bank Company, Ltd.	154,000	43,782
Ocean Plastics Company, Ltd. (A)	42,000	38,947
OptoTech Corp.	141,098	119,717
Orient Semiconductor Electronics, Ltd. (A)	289,000	101,004
Oriental Union Chemical Corp.	238,300	258,339
Pacific Construction Company	274,002	107,556
Pacific Hospital Supply Company, Ltd.	18,000	44,202
Pan Jit International, Inc.	119,000	240,184
Pan-International Industrial Corp.	140,443	109,328
Parade Technologies, Ltd.	22,000	364,682
Paragon Technologies Company, Ltd. (A)	23,808	20,297
PCL Technologies, Inc.	7,000	19,972
68	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
P-Duke Technology Company, Ltd.	16,500	$39,314
Pegatron Corp.	566,321	1,192,168
PharmaEngine, Inc.	5,999	26,594
Pharmally International Holding Company, Ltd.	4,756	61,004
Phihong Technology Company, Ltd. (A)	151,786	50,890
Phison Electronics Corp.	31,000	283,651
Phoenix Tours International, Inc.	15,750	19,518
Pixart Imaging, Inc.	21,830	78,111
Planet Technology Corp.	8,000	16,628
Plotech Company, Ltd.	21,000	18,374
Polytronics Technology Corp.	31,000	68,210
Posiflex Technologies, Inc.	30,056	118,032
Pou Chen Corp.	707,448	865,684
Power Quotient International Company, Ltd. (A)	37,000	9,715
Powertech Technology, Inc.	281,000	834,991
Poya International Company, Ltd.	33,866	359,215
President Chain Store Corp.	112,000	1,145,837
President Securities Corp.	339,942	165,147
Primax Electronics, Ltd.	162,000	314,574
Prince Housing & Development Corp.	453,943	174,080
Prodisc Technology, Inc. (A)(D)	540,000	0
Promate Electronic Company, Ltd.	90,000	86,119
Promise Technology, Inc. (A)	38,000	10,777
Prosperity Dielectrics Company, Ltd.	25,086	67,389
Qisda Corp.	418,440	295,600
QST International Corp.	17,000	61,095
Qualipoly Chemical Corp.	15,172	17,098
Quanta Computer, Inc.	427,000	753,590
Quanta Storage, Inc.	73,000	68,215
Quintain Steel Company, Ltd. (A)	36,000	12,679
Radiant Opto-Electronics Corp.	205,343	428,504
Radium Life Tech Company, Ltd. (A)	368,644	130,590
Rafael Microelectronics, Inc.	9,000	40,390
Realtek Semiconductor Corp.	92,706	352,937
Rechi Precision Company, Ltd.	134,038	138,584
Rich Development Company, Ltd.	257,000	93,024
RichWave Technology Corp.	13,000	30,722
Ritek Corp. (A)	754,897	388,661
Roo Hsing Company, Ltd. (A)	369,000	185,151
Ruentex Development Company, Ltd. (A)	248,846	299,256
Ruentex Industries, Ltd. (A)	126,801	258,760
Sagittarius Life Science Corp.	5,000	10,182
Samebest Company, Ltd.	6,000	60,609
Sampo Corp.	148,997	67,324
San Fang Chemical Industry Company, Ltd.	92,012	93,022
San Far Property, Ltd.	32,000	15,029
San Shing Fastech Corp.	69,479	129,448
Sanitar Company, Ltd.	10,000	13,616
Sanyang Motor Company, Ltd.	115,389	83,689
SCI Pharmtech, Inc.	17,000	35,759
Scientech Corp.	18,000	38,017
SDI Corp.	43,000	114,085
Senao International Company, Ltd.	28,000	48,028
Senao Networks, Inc.	10,000	50,837
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	69

	Shares	Value
Taiwan (continued)
Sercomm Corp.	92,000	$211,647
Sesoda Corp.	98,385	95,668
Shan-Loong Transportation Company, Ltd.	24,000	26,405
Sheng Yu Steel Company, Ltd.	30,000	25,959
ShenMao Technology, Inc.	17,000	13,255
Shih Her Technologies, Inc.	11,000	12,444
Shih Wei Navigation Company, Ltd. (A)	123,230	30,663
Shihlin Electric & Engineering Corp.	257,213	351,417
Shin Hai Gas Corp.	2,491	3,350
Shin Kong Financial Holding Company, Ltd.	1,767,448	704,124
Shin Zu Shing Company, Ltd.	58,933	171,931
Shining Building Business Company, Ltd. (A)	173,435	69,336
Shinkong Insurance Company, Ltd.	109,000	127,698
Shinkong Synthetic Fibers Corp.	489,287	177,814
Shinkong Textile Company, Ltd.	96,000	153,198
Shiny Chemical Industrial Company, Ltd.	26,954	79,277
Shuttle, Inc.	82,985	48,170
Sigurd Microelectronics Corp.	182,887	227,642
Silicon Integrated Systems Corp. (A)	170,183	59,574
Silitech Technology Corp. (A)	19,000	10,589
Simplo Technology Company, Ltd.	57,520	358,673
Sinbon Electronics Company, Ltd.	111,043	298,797
Sincere Navigation Corp.	138,000	80,124
Sinher Technology, Inc.	16,000	26,622
Sinmag Equipment Corp.	28,446	147,686
Sino-American Electronic Company, Ltd. (D)	10,961	1,335
Sino-American Silicon Products, Inc. (A)	150,000	700,882
Sinon Corp.	153,150	87,868
SinoPac Financial Holdings Company, Ltd.	2,639,627	975,508
Sinphar Pharmaceutical Company, Ltd.	66,177	49,210
Sinyi Realty, Inc.	73,942	102,418
Sirtec International Company, Ltd.	47,000	48,957
Sitronix Technology Corp.	55,000	167,013
Siward Crystal Technology Company, Ltd.	59,000	41,115
Soft-World International Corp.	30,000	86,559
Solar Applied Materials Technology Company (A)	74,843	57,217
Solartech Energy Corp. (A)	91,000	38,158
Solomon Technology Corp.	33,000	27,012
Song Shang Electronics Company, Ltd.	20,000	12,118
Sonix Technology Company, Ltd.	21,000	22,259
Southeast Cement Company, Ltd.	282,000	130,189
Spirox Corp.	22,000	20,874
Sporton International, Inc.	57,222	287,500
St. Shine Optical Company, Ltd.	17,000	451,470
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	43,939
Standard Foods Corp.	107,221	218,689
Stark Technology, Inc.	21,600	29,192
Sunny Friend Environmental Technology Company, Ltd.	18,000	119,834
Sunonwealth Electric Machine Industry Company, Ltd.	74,000	95,782
Sunplus Technology Company, Ltd.	188,000	96,920
Sunrex Technology Corp.	69,232	36,082
Sunspring Metal Corp.	45,000	53,938
Supreme Electronics Company, Ltd.	179,890	199,271
Swancor Holding Company, Ltd. (A)	11,402	36,481
70	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Sweeten Real Estate Development Company, Ltd.	81,876	$58,656
Symtek Automation Asia Company, Ltd.	12,000	27,748
Syncmold Enterprise Corp.	63,000	134,729
Synmosa Biopharma Corp.	18,000	19,730
Synnex Technology International Corp.	295,188	471,833
Sysage Technology Company, Ltd.	46,129	56,160
Systex Corp.	65,000	145,045
T3EX Global Holdings Corp.	17,000	13,337
TA Chen Stainless Pipe	325,102	351,065
Ta Ya Electric Wire & Cable	200,406	96,894
Ta Yih Industrial Company, Ltd.	6,000	16,197
Tah Hsin Industrial Corp.	97,500	86,394
TA-I Technology Company, Ltd.	45,611	160,839
Tai Tung Communication Company, Ltd.	24,000	14,478
Taichung Commercial Bank Company, Ltd.	876,722	301,091
TaiDoc Technology Corp.	24,253	125,101
Taiflex Scientific Company, Ltd.	74,220	111,291
TaiMed Biologics, Inc. (A)	8,000	84,023
Taimide Tech, Inc.	40,850	99,817
Tainan Enterprises Company, Ltd.	39,467	28,373
Tainan Spinning Company, Ltd.	518,397	262,283
Tainergy Tech Company, Ltd. (A)	137,000	45,256
Taishin Financial Holding Company, Ltd.	1,411,571	693,056
Taisun Enterprise Company, Ltd. (A)	24,000	15,473
Taita Chemical Company, Ltd. (A)	49,000	26,922
Taiwan Business Bank	1,036,647	316,128
Taiwan Cement Corp.	694,726	1,007,775
Taiwan Chinsan Electronic Industrial Company, Ltd.	27,000	58,678
Taiwan Cogeneration Corp.	159,137	149,047
Taiwan Cooperative Financial Holding Company, Ltd.	1,064,340	626,088
Taiwan FamilyMart Company, Ltd.	15,000	91,141
Taiwan Fertilizer Company, Ltd.	197,000	283,639
Taiwan Fire & Marine Insurance Company, Ltd.	101,000	70,222
Taiwan FU Hsing Industrial Company, Ltd.	52,000	59,317
Taiwan Glass Industry Corp.	423,894	257,415
Taiwan High Speed Rail Corp.	248,000	191,289
Taiwan Hon Chuan Enterprise Company, Ltd.	117,329	200,996
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	68,000	47,573
Taiwan Kolin Company, Ltd. (A)(D)	400,000	0
Taiwan Land Development Corp. (A)	291,353	88,890
Taiwan Line Tek Electronic	34,623	32,260
Taiwan Mask Corp. (A)	33,000	29,213
Taiwan Mobile Company, Ltd.	225,700	828,528
Taiwan Navigation Company, Ltd.	73,000	40,996
Taiwan Paiho, Ltd.	98,342	231,708
Taiwan PCB Techvest Company, Ltd.	120,227	112,038
Taiwan Pulp & Paper Corp. (A)	72,000	44,958
Taiwan Sakura Corp.	50,924	65,822
Taiwan Sanyo Electric Company, Ltd.	79,900	60,709
Taiwan Secom Company, Ltd.	74,430	224,677
Taiwan Semiconductor Company, Ltd.	118,000	335,194
Taiwan Semiconductor Manufacturing Company, Ltd.	4,579,000	34,189,091
Taiwan Shin Kong Security Company, Ltd.	119,460	152,868
Taiwan Styrene Monomer	191,821	155,545
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	71

	Shares	Value
Taiwan (continued)
Taiwan Surface Mounting Technology Corp.	116,636	$98,591
Taiwan TEA Corp.	264,723	136,953
Taiwan Union Technology Corp.	115,000	360,536
Taiyen Biotech Company, Ltd.	37,000	37,841
Tatung Company, Ltd. (A)	663,526	496,523
TCI Company, Ltd.	19,205	250,784
Te Chang Construction Company, Ltd.	62,282	41,682
Teapo Electronic Corp. (A)	23,000	36,696
Teco Electric & Machinery Company, Ltd.	425,109	341,781
Tehmag Foods Corp.	8,300	59,249
Ten Ren Tea Company, Ltd.	35,000	44,157
Test Research, Inc.	45,596	97,676
Test Rite International Company, Ltd.	135,549	106,297
Tex-Ray Industrial Company, Ltd. (A)	40,000	14,403
The Ambassador Hotel	143,000	107,807
The Eslite Spectrum Corp.	3,000	14,046
The First Insurance Company, Ltd.	122,165	56,812
Thinking Electronic Industrial Company, Ltd.	46,000	137,870
Thye Ming Industrial Company, Ltd.	65,250	85,361
Ton Yi Industrial Corp.	306,000	131,028
Tong Hsing Electronic Industries, Ltd.	49,951	194,641
Tong Yang Industry Company, Ltd.	160,043	269,776
Tong-Tai Machine & Tool Company, Ltd.	66,590	46,788
TOPBI International Holdings, Ltd.	23,058	84,892
Topco Scientific Company, Ltd.	65,048	177,017
Topco Technologies Corp.	10,000	27,107
Topoint Technology Company, Ltd.	40,248	28,216
Toung Loong Textile Manufacturing	40,000	74,506
TPK Holding Company, Ltd.	156,000	333,633
Transcend Information, Inc.	65,000	186,202
Tripod Technology Corp.	132,770	375,535
TrueLight Corp.	30,000	26,351
Tsang Yow Industrial Company, Ltd.	15,000	15,208
Tsann Kuen Enterprise Company, Ltd.	48,220	39,417
TSC Auto ID Technology Company, Ltd.	9,900	76,243
TSEC Corp. (A)	153,998	52,446
TSRC Corp.	132,706	139,263
Ttet Union Corp.	24,000	75,544
TTFB Company, Ltd.	4,000	31,397
TTY Biopharm Company, Ltd.	72,094	233,075
Tung Ho Steel Enterprise Corp.	353,138	282,671
Tung Thih Electronic Company, Ltd.	27,258	92,144
TURVO International Company, Ltd.	27,062	96,195
TWi Pharmaceuticals, Inc. (A)	10,000	28,194
TXC Corp.	127,659	159,310
TYC Brother Industrial Company, Ltd.	91,531	95,758
Tycoons Group Enterprise Company, Ltd. (A)	195,000	40,795
Tyntek Corp.	75,702	39,856
UDE Corp.	13,000	15,342
Ultra Chip, Inc.	17,000	19,270
U-Ming Marine Transport Corp.	145,000	165,588
Unimicron Technology Corp.	584,855	326,612
Union Bank of Taiwan	839,506	274,163
Union Insurance Company, Ltd.	34,620	20,660
72	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Taiwan (continued)
Uni-President Enterprises Corp.	1,052,803	$2,565,583
Unitech Computer Company, Ltd.	61,039	43,341
Unitech Printed Circuit Board Corp.	191,869	151,586
United Integrated Services Company, Ltd.	69,000	147,499
United Microelectronics Corp.	5,091,468	2,825,735
United Orthopedic Corp.	10,836	21,824
United Radiant Technology	28,000	15,935
Unity Opto Technology Company, Ltd. (A)	115,389	40,874
Universal Cement Corp.	233,819	164,492
Universal Microwave Technology, Inc.	17,523	41,604
Unizyx Holding Corp.	115,000	52,785
UPC Technology Corp.	309,761	211,476
Userjoy Technology Company, Ltd.	7,000	21,544
USI Corp.	363,057	179,699
Usun Technology Company, Ltd.	22,000	33,372
Utechzone Company, Ltd.	13,000	18,390
Vanguard International Semiconductor Corp.	186,000	403,653
Ve Wong Corp.	106,450	91,628
Victory New Materials, Ltd., Company	43,700	62,068
Visual Photonics Epitaxy Company, Ltd.	88,275	315,641
Vivotek, Inc.	13,000	36,077
Voltronic Power Technology Corp.	7,000	110,830
Wafer Works Corp. (A)	85,000	197,408
Wah Hong Industrial Corp. (A)	14,835	9,139
Wah Lee Industrial Corp.	86,000	162,005
Walsin Lihwa Corp.	699,000	583,766
Walsin Technology Corp. (B)	339,805	4,412,047
Walton Advanced Engineering, Inc.	92,000	45,081
Wan Hai Lines, Ltd.	190,216	105,663
WAN HWA Enterprise Company	3,877	1,679
Waterland Financial Holdings Company, Ltd.	923,930	322,155
Wei Chuan Foods Corp. (A)	67,000	53,426
Weikeng Industrial Company, Ltd.	91,228	69,605
Well Shin Technology Company, Ltd.	35,420	60,467
Wha Yu Industrial Company, Ltd.	21,000	12,358
Win Semiconductors Corp.	74,582	601,511
Winbond Electronics Corp.	798,519	532,292
Winstek Semiconductor Company, Ltd.	23,000	25,866
Wintek Corp. (A)(D)	819,661	0
Wisdom Marine Lines Company, Ltd. (A)(B)	162,671	157,006
Wistron Corp.	942,695	706,182
Wistron NeWeb Corp.	123,023	293,153
Wowprime Corp.	27,000	93,993
WPG Holdings, Ltd.	376,760	545,590
WT Microelectronics Company, Ltd.	257,497	390,739
WUS Printed Circuit Company, Ltd. (A)	54,400	28,942
XAC Automation Corp.	23,000	21,872
Xxentria Technology Materials Corp.	56,124	150,905
Yageo Corp.	46,978	1,494,821
Yang Ming Marine Transport Corp. (A)	459,613	145,390
YC Company, Ltd.	179,054	120,113
YC INOX Company, Ltd.	146,100	130,510
YCC Parts Manufacturing Company, Ltd.	11,000	14,647
Yea Shin International Development Company, Ltd.	34,200	23,109
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	73

	Shares	Value
Taiwan (continued)
Yeong Guan Energy Technology Group Company, Ltd.	40,324	$89,216
YFC-Boneagle Electric Company, Ltd.	33,000	39,947
YFY, Inc.	546,614	237,473
Yi Jinn Industrial Company, Ltd.	58,000	28,416
Yieh Phui Enterprise Company, Ltd.	429,428	144,894
Yonyu Plastics Company, Ltd.	21,450	24,914
Young Fast Optoelectronics Company, Ltd. (A)	38,000	22,081
Young Optics, Inc. (A)	18,000	68,642
Youngtek Electronics Corp.	44,058	80,646
Yuanta Financial Holdings Company, Ltd.	1,519,369	713,478
Yulon Finance Corp.	55,000	225,230
Yulon Motor Company, Ltd.	408,900	323,021
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	29,850	79,229
Yungshin Construction & Development Company, Ltd.	43,400	47,320
YungShin Global Holding Corp.	101,250	137,157
Yungtay Engineering Company, Ltd.	116,000	193,020
Zeng Hsing Industrial Company, Ltd.	33,232	143,954
Zenitron Corp.	91,000	70,474
Zero One Technology Company, Ltd.	34,000	26,011
Zhen Ding Technology Holding, Ltd.	155,450	350,414
Zig Sheng Industrial Company, Ltd.	135,000	49,222
Zinwell Corp.	125,000	109,632
Zippy Technology Corp.	70,000	81,881
ZongTai Real Estate Development Company, Ltd.	103,231	79,140
Thailand 2.9%		33,282,778
AAPICO Hitech PCL	34,300	40,415
Advanced Info Service PCL	153,491	912,698
Advanced Information Technology PCL	19,300	15,242
AEON Thana Sinsap Thailand PCL, NVDR	17,000	83,740
Airports of Thailand PCL	550,200	1,178,766
Amata Corp. PCL	131,600	94,299
Ananda Development PCL (B)	478,200	65,322
AP Thailand PCL	463,678	133,034
Asia Aviation PCL, NVDR	604,500	103,248
Asia Plus Group Holdings PCL	303,900	36,224
Asia Sermkij Leasing PCL, NVDR	19,300	13,687
Asian Insulators PCL (D)	1,650,880	78,441
Asian Phytoceuticals PCL	34,784	6,130
Bangchak Corp. PCL	195,700	221,607
Bangkok Airways PCL	201,900	95,134
Bangkok Aviation Fuel Services PCL	110,125	129,247
Bangkok Bank PCL	16,405	98,714
Bangkok Chain Hospital PCL	293,125	149,980
Bangkok Dusit Medical Services PCL, Foreign Quota Shares	347,500	289,759
Bangkok Expressway & Metro PCL	1,373,025	352,206
Bangkok Insurance PCL	11,270	126,140
Bangkok Land PCL	3,325,000	207,877
Bangkok Life Assurance PCL, NVDR	94,560	101,710
Bangkok Ranch PCL	94,100	18,229
Banpu PCL	553,400	362,296
Beauty Community PCL	441,900	240,712
BEC World PCL	359,400	105,983
Berli Jucker PCL	150,000	266,995
74	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
Better World Green PCL	256,000	$9,920
Big Camera Corp. PCL (B)	370,400	26,607
BJC Heavy Industries PCL (A)	115,300	9,086
BTS Group Holdings PCL	464,500	140,846
Bumrungrad Hospital PCL	52,500	316,491
Buriram Sugar PCL	57,500	14,318
Cal-Comp Electronics Thailand PCL	820,392	50,192
Carabao Group PCL (B)	41,800	69,725
Central Pattana PCL	230,800	550,152
Central Plaza Hotel PCL	183,200	258,677
CH Karnchang PCL	101,223	84,416
Charoen Pokphand Foods PCL	730,333	570,543
Christiani & Nielsen Thai	17,200	1,386
Chularat Hospital PCL	933,100	67,468
CIMB Thai Bank PCL (A)	279,200	8,714
CK Power PCL	923,100	114,581
Com7 PCL	96,300	54,842
Country Group Development PCL (A)	792,800	35,983
CP ALL PCL	469,900	1,184,332
Delta Electronics Thailand PCL	72,700	146,154
Dhipaya Insurance PCL	99,800	77,947
Diamond Building Products PCL	44,900	8,070
Dynasty Ceramic PCL	1,282,600	83,465
Eastern Polymer Group PCL (B)	137,600	31,823
Eastern Water Resources Development & Management PCL	89,800	31,125
Electricity Generating PCL	33,500	251,744
Energy Absolute PCL	352,700	426,567
Esso Thailand PCL	294,500	135,260
Forth Smart Service PCL	96,100	27,104
Fortune Parts Industry PCL	149,400	14,093
G J Steel PCL (A)	1,507,550	15,916
GFPT PCL	160,800	60,280
Global Power Synergy PCL	93,100	212,347
Glow Energy PCL	93,300	247,982
GMM Grammy PCL (A)	60,740	16,597
Golden Land Property Development PCL	257,000	90,486
Grand Canal Land PCL	788,200	60,602
Green River Holding Company, Ltd.	4,040	19,231
Group Lease PCL, NVDR (A)	32,600	6,467
Hana Microelectronics PCL	90,300	96,193
Home Product Center PCL	964,112	440,012
Ichitan Group PCL	77,100	13,250
Indorama Ventures PCL	222,300	404,075
Intouch Holdings PCL	63,600	109,670
IRPC PCL	1,704,700	350,674
Italian-Thai Development PCL (A)	625,976	69,354
Jasmine International PCL (B)	959,838	173,650
Jay Mart PCL	89,401	32,153
Kang Yong Electric PCL	2,800	37,076
Kasikornbank PCL, Foreign Quota Shares	127,300	773,479
Kasikornbank PCL, NVDR	34,800	207,970
KCE Electronics PCL (B)	165,000	165,410
KGI Securities Thailand PCL	412,600	55,134
Khon Kaen Sugar Industry PCL	495,100	50,990
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	75

	Shares	Value
Thailand (continued)
Khonburi Sugar PCL (A)	69,700	$10,568
Kiatnakin Bank PCL	65,600	140,892
Krung Thai Bank PCL, Foreign Quota Shares	543,450	296,926
Krungthai Card PCL	37,100	403,949
Lam Soon Thailand PCL	75,400	11,488
Land & Houses PCL	490,300	169,699
Land & Houses PCL, NVDR	75,000	25,958
Lanna Resources PCL	118,800	58,347
LH Financial Group PCL (B)	1,847,600	89,029
Loxley PCL	406,500	29,149
LPN Development PCL	234,300	70,904
Major Cineplex Group PCL	175,600	148,092
Malee Group PCL	36,000	17,715
Maybank Kim Eng Securities Thailand PCL	21,400	12,379
MBK PCL	203,700	154,004
MC Group PCL	92,500	38,464
MCOT PCL (A)	113,800	33,511
MCS Steel PCL	47,300	12,267
Mega Lifesciences PCL	96,600	124,925
Minor International PCL	272,145	276,516
MK Restaurants Group PCL	63,900	155,110
Mono Technology PCL	435,300	37,490
Muang Thai Insurance PCL	2,600	10,152
Muangthai Capital PCL	146,100	143,156
Namyong Terminal PCL	123,500	21,625
Nation Multimedia Group PCL (A)	951,500	11,303
Origin Property PCL	53,300	33,329
Padaeng Industry PCL	24,200	13,173
PCS Machine Group Holding PCL	78,100	19,394
Plan B Media PCL	66,400	13,129
Polyplex Thailand PCL	128,100	63,853
Precious Shipping PCL (A)	84,900	31,468
Premier Marketing PCL	127,100	42,025
Property Perfect PCL	2,099,500	62,811
Pruksa Holding PCL	238,300	166,254
PTG Energy PCL (B)	274,900	161,560
PTT Exploration & Production PCL, Foreign Quota Shares	244,228	1,021,994
PTT Global Chemical PCL, Foreign Quota Shares	249,092	693,488
PTT PCL	3,549,000	5,767,353
Quality Houses PCL	1,600,671	162,729
Raimon Land PCL	771,200	27,478
Ratchaburi Electricity Generating Holding PCL	89,500	144,988
Ratchthani Leasing PCL	387,250	93,852
Regional Container Lines PCL	116,600	22,098
Robinson PCL (B)	53,200	104,553
Rojana Industrial Park PCL	473,760	92,361
RS PCL (A)(B)	137,800	81,068
Saha-Union PCL	218,200	295,804
Sahaviriya Steel Industries PCL (A)(D)	447,113	20,196
Samart Corp. PCL	223,100	52,921
Samart Digital Public Company, Ltd. (A)	426,000	3,715
Samart Telcoms PCL	214,700	65,901
Sansiri PCL	2,223,209	120,604
Sappe PCL	34,800	31,543
76	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Thailand (continued)
SC Asset Corp. PCL	814,093	$93,568
Scan Inter PCL	82,500	10,670
Siam City Cement PCL	14,941	109,617
Siam Future Development PCL	239,243	65,598
Siam Global House PCL	210,740	109,160
Siam Wellness Group PCL	24,300	12,519
Siamgas & Petrochemicals PCL	300,600	93,230
Singha Estate PCL (A)	260,900	27,765
Sino-Thai Engineering & Construction PCL (A)	53,328	37,607
SNC Former PCL	50,600	25,157
Somboon Advance Technology PCL	113,107	79,524
SPCG PCL	195,800	131,095
Sri Ayudhya Capital PCL	25,800	34,792
Sri Trang Agro-Industry PCL (A)(B)	172,200	67,078
Srisawad Corp. PCL	102,600	112,833
Srithai Superware PCL	589,700	24,171
Star Petroleum Refining PCL	486,400	235,087
STP & I PCL (A)(B)	260,770	40,114
Supalai PCL (A)	264,250	208,384
Super Energy Corp. PCL (A)	2,289,900	105,988
SVI PCL (B)	397,828	51,834
Symphony Communication PCL (A)	52,750	9,603
Syntec Construction PCL	280,000	39,944
Taokaenoi Food & Marketing PCL	126,200	78,337
Tapaco PCL	15,700	5,735
Tata Steel Thailand PCL (A)	909,000	22,500
Thai Agro Energy PCL	55,500	3,945
Thai Airways International PCL (A)	392,211	192,515
Thai Central Chemical PCL	1,900	2,061
Thai Metal Trade PCL	54,800	25,835
Thai Oil PCL	198,200	569,643
Thai Rayon PCL, NVDR	6,200	9,724
Thai Reinsurance PCL	523,600	20,890
Thai Stanley Electric PCL	18,200	144,209
Thai Union Group PCL	397,400	214,950
Thai Vegetable Oil PCL	77,300	74,847
Thai Wah PCL	59,300	17,621
Thaicom PCL	203,500	59,164
Thaifoods Group PCL	240,900	36,019
Thai-German Ceramic Industry PCL	194,800	16,167
Thaire Life Assurance PCL	127,700	33,353
Thanachart Capital PCL	158,400	254,704
The Erawan Group PCL	282,300	71,851
The Siam Cement PCL	2,850	39,230
The Siam Cement PCL, NVDR	48,700	678,413
The Siam Commercial Bank PCL	95,831	397,401
Thitikorn PCL	26,300	10,108
Thoresen Thai Agencies PCL	296,137	72,602
Tipco Asphalt PCL, NVDR	232,200	128,314
TIPCO Foods PCL	46,600	14,828
Tisco Financial Group PCL	59,800	154,794
TMB Bank PCL	2,315,000	179,437
Total Access Communication PCL	134,700	187,407
Total Access Communication PCL, NVDR	131,900	183,511
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	77

	Shares	Value
Thailand (continued)
TPC Power Holdings Company, Ltd.	34,800	$11,407
TPI Polene PCL (B)	1,931,800	113,980
TRC Construction PCL	631,890	14,578
True Corp. PCL	2,735,088	609,159
TTCL PCL (A)	53,400	13,517
TTW PCL	520,300	201,140
Unique Engineering & Construction PCL	264,680	121,401
United Paper PCL	53,800	20,480
Univentures PCL	348,200	93,755
Vanachai Group PCL	170,080	45,905
VGI Global Media PCL	532,100	129,252
Vibhavadi Medical Center PCL	1,142,300	92,408
Vinythai PCL	81,300	67,311
WHA Corp. PCL	656,800	89,997
Workpoint Entertainment PCL	60,540	81,311
Turkey 1.1%		11,981,823
Adana Cimento Sanayii TAS, Class A	28,167	39,152
Afyon Cimento Sanayi TAS (A)(B)	16,048	18,891
Akbank Turk AS	185,024	328,091
Akcansa Cimento AS	18,547	37,663
Akenerji Elektrik Uretim AS (A)	91,387	14,543
Aksa Akrilik Kimya Sanayii AS	38,674	98,533
Aksa Enerji Uretim AS (A)	36,826	33,040
Aksigorta AS	31,563	27,522
Alarko Holding AS	23,955	25,213
Albaraka Turk Katilim Bankasi AS	120,356	36,168
Alkim Alkali Kimya AS	2,994	13,330
Anadolu Anonim Turk Sigorta Sirketi (B)	171,976	170,526
Anadolu Cam Sanayii AS	84,473	47,767
Anadolu Efes Biracilik Ve Malt Sanayii AS	38,584	214,978
Anadolu Hayat Emeklilik AS	23,939	43,057
Arcelik AS	32,815	120,488
Aselsan Elektronik Sanayi Ve Ticaret AS	15,251	79,508
Aygaz AS	21,529	57,578
Bagfas Bandirma Gubre Fabrikalari AS (A)	10,105	15,669
Baticim Bati Anadolu Cimento Sanayii AS (A)	7,285	10,683
Bera Holding AS (A)	131,991	58,333
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (A)	51,910	25,803
BIM Birlesik Magazalar AS	43,081	658,961
Bolu Cimento Sanayii AS	34,401	51,092
Borusan Mannesmann Boru Sanayi ve Ticaret AS	24,583	49,659
Borusan Yatirim ve Pazarlama AS	884	7,883
Boyner Perakende Ve Tekstil Yatirimlari AS (A)	51,726	87,174
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS (A)(B)	8,741	12,206
Bursa Cimento Fabrikasi AS	9,487	11,107
Cimsa Cimento Sanayi VE Ticaret AS (B)	23,444	57,973
Coca-Cola Icecek AS	25,325	199,337
Dogan Sirketler Grubu Holding AS (A)(B)	561,309	116,728
Dogus Otomotiv Servis ve Ticaret AS (B)	8,148	12,978
Eczacibasi Yatirim Holding Ortakligi AS	11,435	20,389
EGE Endustri VE Ticaret AS	731	49,902
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	68,681	52,036
Enka Insaat ve Sanayi AS (B)	82,139	80,940
78	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Turkey (continued)
Erbosan Erciyas Boru Sanayii ve Ticaret AS	2,145	$31,984
Eregli Demir ve Celik Fabrikalari TAS	312,675	775,840
Fenerbahce Futbol AS (A)	6,844	61,442
Ford Otomotiv Sanayi AS	20,408	288,882
Global Yatirim Holding AS (A)	46,033	37,912
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(D)	54,847	2,544
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	924	9,593
Goodyear Lastikleri TAS	33,270	24,065
Gozde Girisim Sermayesi Yatirim Ortakligi AS (A)(B)	69,024	46,661
GSD Holding AS (A)	55,445	8,702
Gubre Fabrikalari TAS (A)	14,222	10,021
Hektas Ticaret TAS	16,013	35,123
Ihlas Holding AS (A)	334,671	26,593
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	10,208	17,199
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS (A)	75,939	112,393
Is Finansal Kiralama AS (A)	40,272	22,956
Is Yatirim Menkul Degerler AS	64,156	31,191
Izmir Demir Celik Sanayi AS (A)(B)	74,109	36,794
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (A)	101,668	81,600
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (A)	37,748	29,788
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (A)	351,845	369,902
Karsan Otomotiv Sanayii Ve Ticaret AS (A)	55,527	19,878
Kerevitas Gida Sanayi ve Ticaret AS (A)	15,040	7,961
KOC Holding AS	76,906	237,233
Kordsa Teknik Tekstil AS	20,559	31,277
Koza Altin Isletmeleri AS (A)	9,287	98,084
Koza Anadolu Metal Madencilik Isletmeleri AS (A)(B)	113,466	211,910
Logo Yazilim Sanayi Ve Ticaret AS (A)	4,051	42,947
Mardin Cimento Sanayii ve Ticaret AS	12,215	11,280
Metro Ticari ve Mali Yatirimlar Holding AS (A)(B)	120,069	29,202
Migros Ticaret AS (A)	11,041	48,447
NET Holding AS (A)	76,722	29,135
Netas Telekomunikasyon AS (A)	11,285	22,756
Nuh Cimento Sanayi AS	27,104	58,159
Otokar Otomotiv Ve Savunma Sanayi AS	1,237	21,120
Pegasus Hava Tasimaciligi AS (A)	13,061	76,935
Petkim Petrokimya Holding AS	248,096	258,076
Pinar Entegre Et ve Un Sanayi AS	4,670	8,235
Pinar SUT Mamulleri Sanayii AS	4,071	8,656
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	43,467	32,849
Sasa Polyester Sanayi AS (A)	34,477	80,967
Sekerbank TAS (A)(B)	98,408	27,399
Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,655	38,266
Soda Sanayii AS (B)	103,343	121,127
Tat Gida Sanayi AS (B)	10,580	9,563
TAV Havalimanlari Holding AS	82,971	402,626
Tekfen Holding AS	52,891	176,917
Tofas Turk Otomobil Fabrikasi AS	25,662	141,685
Trakya Cam Sanayii AS	194,951	172,386
Tupras Turkiye Petrol Rafinerileri AS	24,428	572,812
Turcas Petrol AS	70,133	28,656
Turk Hava Yollari AO (A)	195,881	720,694
Turk Telekomunikasyon AS (A)(B)	46,856	61,391
Turk Traktor ve Ziraat Makineleri AS	4,771	61,743
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	79

	Shares	Value
Turkey (continued)
Turkcell Iletisim Hizmetleri AS	221,748	$587,092
Turkiye Garanti Bankasi AS	329,175	647,939
Turkiye Halk Bankasi AS (B)	167,418	284,067
Turkiye Is Bankasi AS, Class C	316,227	416,294
Turkiye Sinai Kalkinma Bankasi AS	510,379	137,597
Turkiye Sise ve Cam Fabrikalari AS (B)	279,450	245,747
Turkiye Vakiflar Bankasi TAO, Class D	222,634	269,057
Ulker Biskuvi Sanayi AS (A)	42,295	163,486
Vestel Elektronik Sanayi ve Ticaret AS (A)	44,957	88,010
Yapi ve Kredi Bankasi AS (A)	103,305	91,735
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS (A)	14,571	80,710
Zorlu Enerji Elektrik Uretim AS (A)	164,001	53,631
Ukraine 0.0%		458,978
Kernel Holding SA	32,446	458,978
United States 0.1%		750,033
Bizlink Holding, Inc.	46,064	322,105
GCS Holdings, Inc.	10,000	22,751
Nexteer Automotive Group, Ltd.	247,000	405,177
Vietnam 0.0%		39,244

LVMC Holdings	9,233	39,244
Preferred securities 2.0%		$22,340,784
(Cost $23,084,416)
Brazil 1.8%		20,199,471
AES Tiete Energia SA	677	363
Alpargatas SA	30,054	106,415
Azul SA	50,300	357,911
Banco ABC Brasil SA	32,689	143,933
Banco Bradesco SA	490,370	3,834,151
Banco do Estado do Rio Grande do Sul SA, B Shares	84,655	372,859
Banco Pan SA	89,891	44,638
Banco Pine SA (A)	35,728	26,407
Centrais Eletricas Brasileiras SA, B Shares (A)	39,454	177,152
Centrais Eletricas Santa Catarina	4,000	33,192
Cia Brasileira de Distribuicao	31,600	673,898
Cia de Gas de Sao Paulo COMGAS, A Shares	13,363	205,560
Cia de Saneamento do Parana	87,681	209,299
Cia de Transmissao de Energia Eletrica Paulista	18,218	315,525
Cia Energetica de Minas Gerais	253,744	521,712
Cia Energetica de Sao Paulo, B Shares	66,995	297,289
Cia Energetica do Ceara, A Shares	6,400	87,130
Cia Ferro Ligas da Bahia	19,876	101,360
Cia Paranaense de Energia, B Shares	25,000	157,639
Eucatex SA Industria e Comercio	24,300	23,394
Gerdau SA	94,700	375,627
Gol Linhas Aereas Inteligentes SA (A)	34,700	125,490
Grazziotin SA	3,200	20,590
Itau Unibanco Holding SA	678,141	7,813,698
Lojas Americanas SA	40,652	193,542
Marcopolo SA	172,957	165,353
Petroleo Brasileiro SA	402,586	2,046,070
Randon SA Implementos e Participacoes	68,925	127,925
Telefonica Brasil SA	55,799	680,699
80	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Brazil (continued)
Unipar Carbocloro SA	47,501	$573,473
Usinas Siderurgicas de Minas Gerais SA, A Shares	174,859	387,177
Chile 0.1%		1,001,720
Coca-Cola Embonor SA, B Shares	32,235	85,996
Embotelladora Andina SA, B Shares	65,531	281,054
Sociedad Quimica y Minera de Chile SA, B Shares	12,242	634,670
Colombia 0.1%		952,614
Banco Davivienda SA	30,990	369,476
Bancolombia SA	19,666	227,935
Grupo Argos SA	4,425	26,026
Grupo Aval Acciones y Valores SA	364,450	156,985
Grupo de Inversiones Suramericana SA	14,099	172,192
Malaysia 0.0%		13,774
SP Setia BHD Group (5.930% to 12-29-22, then 6.930% thereafter) (A)	65,264	13,774
Panama 0.0%		136,813
Avianca Holdings SA	141,988	136,813
South Korea 0.0%		36,392

Mirae Asset Daewoo Company, Ltd. (A)	8,584	36,392
Investment companies 0.1%		$665,043
(Cost $420,828)
South Korea 0.1%		665,043

Macquarie Korea Infrastructure Fund (B)	80,450	665,043
Warrants 0.0%		$21,256
(Cost $22,840)
Dynasty Ceramic PCL (Expiration Date: 5-3-21; Strike Price: THB 1.15) (A)	513,040	8,821
Kim Loong Resources BHD (Expiration Date: 4-10-25; Strike Price: MYR 1.40) (A)	5,670	435
Mitrajaya Holdings BHD (Expiration Date: 4-17-23) (A)(E)	14,250	358
Padaeng Industry PCL (Expiration Date: 5-15-21; Strike Price: THB 33.00) (A)	8,066	338
Protasco BHD (Expiration Date: 4-25-23) (A)(E)	29,243	845
Samart Corp. PCL (Expiration Date: 12-31-21; Strike Price: THB 15.00) (A)	74,366	1,328
Sri Ayudhya Capital PCL (Expiration Date: 5-8-20; Strike Price: THB 39.00) (A)	12,900	1,839
Sunway BHD (Expiration Date: 10-3-24; Strike Price: MYR 1.86) (A)	74,607	6,842
TTCL PCL (Expiration Date: 5-31-21; Strike Price: THB 18.00) (A)	10,680	450
Rights 0.0%		$15,334
(Cost $2,737)
Barito Pacific Tbk PT (Expiration Date: 6-25-18; Strike Price: IDR 2,330.00) (A)	678,539	644
Brasil Brokers Participacoes SA (Expiration Date: 6-20-18) (A)(E)	82,884	223
Hatsun Agro Products, Ltd. (Expiration Date: 7-6-18; Strike Price: INR 555.00) (A)	160	409
IM Company, Ltd. (Expiration Date: 6-29-18; Strike Price: KRW 1,470.00) (A)	3,826	1,792
Samsung Pharmaceutical Company, Ltd. (Expiration Date: 6-13-18; Strike Price: KRW 2,560.00) (A)	1,342	971
Sun International, Ltd. (Expiration Date: 6-4-18; Strike Price: ZAR 57.82) (A)	10,718	8,351
Sungwoo Hitech Company, Ltd. (Expiration Date: 6-20-18; Strike Price: KRW 4,615.00) (A)(B)	5,281	2,944

	Yield (%)	Shares	Value
Securities lending collateral 3.2%			$36,231,516
(Cost $36,225,200)
John Hancock Collateral Trust (F)	1.8769(G)	3,621,522	36,231,516
Total investments (Cost $873,175,464) 102.3%			$1,159,437,683
Other assets and liabilities, net (2.3%)			(25,886,100)
Total net assets 100.0%			$1,133,551,583

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	81

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
IDR	Indonesian Rupiah
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Bhat
ZAR	South African Rand

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $42,890,017.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-18.
The fund had the following sector composition as a percentage of net assets on 5-31-18:

Information technology	23.6%
Financials	18.9%
Materials	11.2%
Consumer discretionary	10.5%
Industrials	8.2%
Consumer staples	7.5%
Energy	5.8%
Telecommunication services	4.8%
Utilities	3.1%
Health care	3.0%
Real estate	2.5%
Short-term investments and other	0.9%
TOTAL	100.0%
82	JOHN HANCOCK EMERGING MARKETS FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
MSCI Emerging Markets Index Futures	84	Long	Jun 2018	$4,814,288	$4,711,140	$(103,148)
						$(103,148)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS FUND	83

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor at London close.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$415,705	—	$415,705	—
Brazil	57,571,244	$55,484,880	2,086,364	—
Chile	15,514,672	2,594,187	12,920,485	—
China	155,895,017	26,912,006	128,946,810	$36,201
Colombia	5,137,860	5,137,860	—	—
Czech Republic	1,562,066	—	1,562,066	—
Egypt	649,192	—	649,192	—
Greece	3,183,769	—	3,183,769	—
Hong Kong	47,813,757	12,116,760	35,448,480	248,517
Hungary	3,772,990	—	3,772,990	—
India	144,511,320	1,238,880	143,262,382	10,058
Indonesia	29,566,901	954,302	28,606,949	5,650
Malaysia	35,232,983	—	35,232,983	—
Malta	481,134	—	481,134	—
Mexico	36,258,551	35,563,740	694,811	—
Netherlands	278,693	278,693	—	—
Peru	2,759,300	2,759,300	—	—

       84

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Philippines	13,771,994	—	13,770,922	1,072
Poland	16,914,643	—	16,914,643	—
Romania	333,366	—	333,366	—
Russia	12,910,222	4,835,564	8,074,658	—
Singapore	21,859	—	21,859	—
South Africa	82,750,884	3,946,786	78,804,098	—
South Korea	198,741,694	5,886,119	191,172,621	1,682,954
Spain	106,223	—	106,223	—
Taiwan	187,494,855	3,085,636	184,407,884	1,335
Thailand	33,282,778	—	33,184,141	98,637
Turkey	11,981,823	—	11,979,279	2,544
Ukraine	458,978	—	458,978	—
United States	750,033	—	750,033	—
Vietnam	39,244	—	39,244	—
Preferred securities
Brazil	20,199,471	11,850,710	8,348,761	—
Chile	1,001,720	—	1,001,720	—
Colombia	952,614	952,614	—	—
Malaysia	13,774	—	13,774	—
Panama	136,813	136,813	—	—
South Korea	36,392	—	36,392	—
Investment companies	665,043	—	665,043	—
Warrants	21,256	6,842	14,414	—
Rights	15,334	—	15,334	—
Securities lending collateral	36,231,516	36,231,516	—	—
Total investments in securities	$1,159,437,683	$209,973,208	$947,377,507	$2,086,968
Derivatives:
Liabilities
Futures	$(103,148)	$(103,148)	—	—

Securities with market value of approximately $17,953,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2018, the fund used futures contracts to equitize cash balances.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       85

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	368Q3	05/18
This report is for the information of the shareholders of John Hancock Emerging Markets Fund.		7/18

John Hancock

Emerging Markets Debt Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 43.2%					$334,915,168
(Cost $353,188,275)
Angola 0.9%					6,949,320
Republic of Angola Bond (A)	9.500	11-12-25		6,200,000	6,949,320
Argentina 7.8%					60,409,637
Provincia de Buenos Aires
Bond (A)	7.875	06-15-27		3,850,000	3,650,031
Bond (A)	9.950	06-09-21		5,600,000	5,894,000
Provincia de Rio Negro Bond (A)	7.750	12-07-25		2,300,000	2,001,000
Republic of Argentina
Bond	4.625	01-11-23		5,500,000	4,994,055
Bond	6.875	01-26-27		7,090,000	6,693,031
Bond	7.625	04-22-46		15,190,000	13,405,175
Bond	8.280	12-31-33		23,736,503	23,772,345
Bahrain 0.6%					4,950,119
Kingdom of Bahrain
Bond (A)	6.125	08-01-23		2,000,000	1,889,400
Bond (A)	7.000	10-12-28		3,450,000	3,060,719
Brazil 2.7%					20,978,520
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	3,824,850
Note	10.000	01-01-21	BRL	26,000,000	7,434,134
Note	10.000	01-01-23	BRL	23,000,000	6,337,916
Note	10.000	01-01-27	BRL	13,000,000	3,381,620
China 1.0%					7,749,420
The Export-Import Bank of China Bond	2.875	04-26-26		8,400,000	7,749,420
Colombia 1.6%					12,061,900
Republic of Colombia
Bond	4.000	02-26-24		7,400,000	7,333,400
Bond	5.000	06-15-45		4,900,000	4,728,500
Costa Rica 0.1%					927,450
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	927,450
Croatia 0.8%					5,894,628
Republic of Croatia Bond	5.500	04-04-23		5,650,000	5,894,628
Dominican Republic 1.3%					9,952,722
Government of Dominican Republic
Bond	5.875	04-18-24		5,500,000	5,635,135
Bond (A)	5.950	01-25-27		1,500,000	1,507,500
Bond (A)	6.875	01-29-26		2,650,000	2,810,087
Egypt 1.9%					15,079,326
Arab Republic of Egypt
Bond (A)	5.875	06-11-25		3,000,000	2,919,738
Bond (A)	7.500	01-31-27		3,700,000	3,857,657
Bond (A)	7.903	02-21-48		6,700,000	6,716,951
Bond (A)	8.500	01-31-47		1,500,000	1,584,980
2	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Ghana 1.7%					$12,982,906
Republic of Ghana
Bond	8.125	01-18-26		6,300,000	6,639,362
Bond (A)	9.250	09-15-22		2,220,000	2,528,453
Bond	9.250	09-15-22		3,350,000	3,815,091
Honduras 0.1%					1,054,788
Republic of Honduras Bond (A)	6.250	01-19-27		1,050,000	1,054,788
Hungary 2.3%					17,902,100
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	4,986,996
Bond	5.375	03-25-24		12,100,000	12,915,104
Indonesia 2.5%					19,489,445
Republic of Indonesia
Bond (A)	4.750	01-08-26		6,350,000	6,510,141
Bond	4.750	01-08-26		2,250,000	2,306,743
Bond (A)	5.375	10-17-23		2,851,000	3,015,218
Bond	5.875	01-15-24		1,100,000	1,186,863
Bond	6.625	02-17-37		2,421,000	2,846,079
Bond	8.375	03-15-34	IDR	48,200,000,000	3,624,401
Iraq 1.0%					7,881,688
Republic of Iraq
Bond	5.800	01-15-28		7,078,000	6,675,545
Bond (A)	6.752	03-09-23		1,200,000	1,206,143
Jamaica 0.4%					2,815,450
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,815,450
Kazakhstan 0.4%					3,295,449
Republic of Kazakhstan Bond (A)	5.125	07-21-25		3,100,000	3,295,449
Kenya 0.4%					3,170,998
Republic of Kenya Bond (A)	8.250	02-28-48		3,200,000	3,170,998
Mexico 1.4%					11,051,060
Government of Mexico Bond	7.750	05-29-31	MXN	222,440,400	11,051,060
Montenegro 0.2%					1,148,438
Republic of Montenegro Bond (A)	3.375	04-21-25	EUR	1,000,000	1,148,438
Namibia 0.4%					3,224,482
Republic of Namibia Bond (A)	5.250	10-29-25		3,400,000	3,224,482
Nigeria 1.5%					11,843,022
Federal Republic of Nigeria
Bond (A)	7.625	11-28-47		2,500,000	2,454,113
Bond (A)	7.696	02-23-38		2,600,000	2,596,968
Bond (A)	7.875	02-16-32		2,000,000	2,089,828
Bond	7.875	02-16-32		4,500,000	4,702,113
Pakistan 0.5%					3,679,204
Republic of Pakistan Bond (A)	6.875	12-05-27		4,000,000	3,679,204
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	3

	Rate (%)	Maturity date		Par value^	Value
Panama 0.7%					$5,109,000
Republic of Panama
Bond	6.700	01-26-36		3,050,000	3,751,500
Bond	8.875	09-30-27		1,000,000	1,357,500
Philippines 1.4%					10,653,633
Republic of Philippines
Bond	3.950	01-20-40		8,600,000	8,332,635
Bond	5.500	03-30-26		2,100,000	2,320,998
Poland 0.5%					4,033,629
Republic of Poland Bond	3.250	04-06-26		4,190,000	4,033,629
Qatar 0.9%					6,716,250
Government of Qatar Bond (A)	5.103	04-23-48		6,750,000	6,716,250
Senegal 0.4%					3,091,987
Republic of Senegal
Bond (A)	6.250	05-23-33		1,600,000	1,475,666
Bond (A)	6.750	03-13-48		1,800,000	1,616,321
South Africa 1.4%					10,743,661
Republic of South Africa
Bond	4.300	10-12-28		3,300,000	3,014,088
Bond	8.000	01-31-30	ZAR	106,000,000	7,729,573
Turkey 5.1%					39,793,250
Export Credit Bank of Turkey Bond (A)	5.000	09-23-21		12,050,000	11,528,777
Republic of Turkey
Bond	4.250	04-14-26		18,500,000	16,096,536
Bond	6.000	03-25-27		4,750,000	4,548,310
Bond	6.000	01-14-41		4,250,000	3,709,285
Bond	6.250	09-26-22		3,860,000	3,910,342
Uruguay 0.8%					6,246,766
Republic of Uruguay
Bond (A)	8.500	03-15-28	UYU	24,900,000	728,000
Bond (A)	9.875	06-20-22	UYU	169,400,000	5,518,766
Vietnam 0.5%					4,034,920

Socialist Republic of Vietnam Bond	4.800	11-19-24		4,000,000	4,034,920
Corporate bonds 52.7%					$408,380,373
(Cost $422,676,030)
Argentina 1.7%					13,047,750
Cablevision SA (A)	6.500	06-15-21		3,900,000	3,909,750
YPF SA (A)	8.500	03-23-21		2,400,000	2,508,000
YPF SA (A)	8.500	07-28-25		6,500,000	6,630,000
Azerbaijan 0.9%					6,713,708
State Oil Company of the Azerbaijan Republic	4.750	03-13-23		6,800,000	6,713,708
Brazil 5.8%					44,642,629
Banco BTG Pactual SA	5.750	09-28-22		4,200,000	3,990,420
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (B)	6.250	04-15-24		3,340,000	2,772,200
Natura Cosmeticos SA (A)	5.375	02-01-23		4,300,000	4,207,550
Odebrecht Finance, Ltd. (A)(B)	7.500	07-02-18		2,540,000	889,025
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		531,750	499,313
4	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Brazil (continued)
Odebrecht Offshore Drilling Finance, Ltd. (7.720% Cash or 2.048% PIK) (A)	7.720	12-01-26	1,603,662	$461,053
Odebrecht Oil & Gas Finance, Ltd. (A)(B)	0.000	07-03-18	253,378	5,194
Petrobras Global Finance BV	6.750	01-27-41	16,202,000	15,019,254
Petrobras Global Finance BV	6.850	06-05-15	11,300,000	9,831,000
Vale Overseas, Ltd.	6.875	11-21-36	6,210,000	6,967,620
Cayman Islands 1.9%				14,850,470
CK Hutchison International 17 II, Ltd. (A)	3.250	09-29-27	7,300,000	6,904,910
Three Gorges Finance I Cayman Islands, Ltd.	3.150	06-02-26	8,400,000	7,945,560
Chile 1.4%				10,641,830
Empresa Electrica Angamos SA (A)	4.875	05-25-29	7,173,750	6,851,190
Enel Americas SA	4.000	10-25-26	4,000,000	3,790,640
Colombia 1.4%				10,521,200
Ecopetrol SA	5.875	05-28-45	7,700,000	7,361,200
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,160,000
Costa Rica 1.2%				9,288,825
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,540,625
Instituto Costarricense de Electricidad	6.375	05-15-43	8,280,000	6,748,200
Croatia 0.8%				5,948,611
Hrvatska Elektroprivreda	5.875	10-23-22	5,700,000	5,948,611
Dominican Republic 0.5%				4,310,813
Aeropuertos Dominicanos Siglo XXI SA (A)	6.750	03-30-29	4,150,000	4,310,813
India 1.3%				9,976,150
Vedanta Resources PLC (A)	6.375	07-30-22	2,990,000	2,945,150
Vedanta Resources PLC	7.125	05-31-23	3,020,000	2,982,250
Vedanta Resources PLC (A)	7.125	05-31-23	4,100,000	4,048,750
Indonesia 5.6%				43,292,380
Chandra Asri Petrochemical Tbk PT (A)	4.950	11-08-24	2,000,000	1,783,976
Pelabuhan Indonesia III Persero PT (A)	4.875	10-01-24	9,100,000	9,168,250
Pertamina Persero PT (A)	6.000	05-03-42	22,500,000	23,071,703
Pertamina Persero PT (A)	6.450	05-30-44	8,500,000	9,268,451
Ireland 0.7%				5,510,017
Sibur Securities DAC (A)	4.125	10-05-23	5,800,000	5,510,017
Israel 1.4%				10,530,060
Israel Electric Corp., Ltd. (A)	5.000	11-12-24	6,000,000	6,120,000
Israel Electric Corp., Ltd. (A)	6.875	06-21-23	4,000,000	4,410,060
Kazakhstan 1.6%				12,817,447
KazAgro National Management Holding JSC (A)	4.625	05-24-23	7,550,000	7,287,879
Kazakhstan Temir Zholy Finance BV	6.950	07-10-42	4,600,000	4,945,000
Kazakhstan Temir Zholy National Company JSC (A)	4.850	11-17-27	600,000	584,568
Luxembourg 1.7%				13,325,488
Hidrovias International Finance SARL (A)	5.950	01-24-25	2,800,000	2,632,028
Klabin Finance SA (A)	4.875	09-19-27	5,800,000	5,336,000
Millicom International Cellular SA (A)	5.125	01-15-28	5,800,000	5,357,460
Mauritius 0.7%				5,590,918
MTN Mauritius Investment, Ltd. (A)	4.755	11-11-24	5,950,000	5,590,918
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	5

	Rate (%)	Maturity date		Par value^	Value
Mexico 7.4%					$57,653,163
America Movil SAB de CV	7.125	12-09-24	MXN	55,000,000	2,518,738
Credito Real SAB de CV	7.250	07-20-23		2,000,000	1,985,000
Credito Real SAB de CV (A)	7.250	07-20-23		3,200,000	3,176,000
Cydsa SAB de CV (A)	6.250	10-04-27		7,600,000	7,106,000
Infraestructura Energetica Nova SAB de CV (A)	4.875	01-14-48		2,800,000	2,457,000
Mexichem SAB de CV (A)	5.875	09-17-44		3,300,000	2,994,750
Mexichem SAB de CV (A)	6.750	09-19-42		1,600,000	1,660,000
Mexico City Airport Trust (A)	5.500	10-31-46		7,100,000	6,194,750
Mexico City Airport Trust (A)	5.500	07-31-47		6,900,000	6,020,250
Petroleos Mexicanos	5.375	03-13-22		2,550,000	2,613,521
Petroleos Mexicanos	6.625	06-15-35		10,880,000	10,537,280
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		1,954,000	2,074,914
Trust F/1401 (A)	5.250	12-15-24		1,850,000	1,846,300
Trust F/1401 (A)	6.950	01-30-44		6,600,000	6,468,660
Netherlands 4.2%					32,426,383
Braskem Netherlands Finance BV (A)	4.500	01-10-28		11,150,000	10,438,073
GTH Finance BV (A)	7.250	04-26-23		1,800,000	1,875,726
GTH Finance BV	7.250	04-26-23		5,392,000	5,618,841
Listrindo Capital BV (A)	4.950	09-14-26		7,750,000	7,265,625
Myriad International Holdings BV (A)	4.850	07-06-27		3,200,000	3,121,718
VEON Holdings BV (A)	4.950	06-16-24		4,350,000	4,106,400
Panama 0.6%					4,453,125
Banco General SA (A)	4.125	08-07-27		4,750,000	4,453,125
Paraguay 0.7%					5,411,300
Telefonica Celular del Paraguay SA	6.750	12-13-22		5,300,000	5,411,300
Peru 4.0%					31,169,749
ABY Transmision Sur SA (A)	6.875	04-30-43		6,194,375	6,713,154
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (A)	5.250	09-22-29		2,300,000	2,369,000
Kallpa Generacion SA (A)	4.875	05-24-26		2,890,000	2,810,525
Petroleos del Peru SA (A)	5.625	06-19-47		6,180,000	5,997,690
SAN Miguel Industrias Pet SA (A)	4.500	09-18-22		9,990,000	9,640,350
Volcan Cia Minera SAA	5.375	02-02-22		3,603,000	3,639,030
Russia 3.2%					24,610,489
Gazprom Neft OAO	6.000	11-27-23		3,700,000	3,843,153
Mobile Telesystems OJSC	5.000	05-30-23		5,700,000	5,637,688
Rosneft Oil Company (A)	4.199	03-06-22		4,100,000	3,997,500
Russian Agricultural Bank OJSC	8.500	10-16-23		3,750,000	4,019,876
Severstal OAO (A)	3.850	08-27-21		2,500,000	2,441,193
Severstal OAO	5.900	10-17-22		4,510,000	4,671,079
Singapore 0.2%					1,882,826
Medco Platinum Road Pte, Ltd. (A)	6.750	01-30-25		2,000,000	1,882,826
Thailand 1.3%					10,504,606
PTT Global Chemical PCL (A)	4.250	09-19-22		1,400,000	1,423,090
PTTEP Canada International Finance, Ltd. (A)	6.350	06-12-42		2,600,000	3,239,799
PTTEP Treasury Center Company, Ltd. (4.600% to 7-17-22, then 5 Year CMT + 2.724%) (A)(B)	4.600	07-17-22		6,050,000	5,841,717
Togo 0.5%					4,045,948
Banque Ouest Africaine de Developpement (A)	5.000	07-27-27		4,200,000	4,045,948
6	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Turkey 0.7%				$5,416,384
Turkcell Iletisim Hizmetleri AS (A)	5.750	10-15-25	5,500,000	5,416,384
United Kingdom 0.3%				2,126,024
Liquid Telecommunications Financing PLC (A)	8.500	07-13-22	2,050,000	2,126,024
Virgin Islands, British 1.0%				7,672,080
State Grid Overseas Investment 2016, Ltd.	3.500	05-04-27	8,000,000	7,672,080

	Shares	Value
Common stocks 0.1%		$912,486
(Cost $5,909,631)
Colombia 0.1%		912,486
Frontera Energy Corp. (C)	31,145	912,486

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.5%				$19,499,467
(Cost $19,499,467)
U.S. Government Agency 1.6%				12,514,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	1,596,000	1,596,000
Federal Home Loan Bank Discount Note	1.550	06-01-18	10,918,000	10,918,000

	Yield (%)	Shares	Value
Money market funds 0.0%			116,467
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.5857(D)	116,467	116,467

	Par value^	Value
Repurchase agreement 0.9%		6,869,000

Barclays Tri-Party Repurchase Agreement dated 5-31-18 at 1.750% to be repurchased at $6,869,334 on 6-1-18, collateralized by $6,963,800 U.S. Treasury Bonds, 3.000% due 2-15-47 (valued at $7,005,901, including interest) and $600 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1-15-27 (valued at $850, including interest)	6,869,000	6,869,000
Total investments (Cost $801,273,403) 98.5%		$763,707,494
Other assets and liabilities, net 1.5%		11,822,455
Total net assets 100.0%		$775,529,949

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
UYU	Uruguayan Peso
ZAR	South African Rand

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $365,895,885 or 47.2% of the fund's net assets as of 5-31-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(C)	Non-income producing security.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	7

The fund had the following sector composition as a percentage of net assets on 5-31-18:
Foreign government obligations	43.2%
Energy	17.4%
Materials	8.8%
Utilities	7.6%
Telecommunication services	6.2%
Industrials	5.0%
Financials	5.0%
Consumer staples	1.9%
Consumer discretionary	0.4%
Information technology	0.3%
Real estate	0.2%
Short-term investments and other	4.0%
TOTAL	100.0%
8	JOHN HANCOCK EMERGING MARKETS DEBT FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CLP	4,990,000,000	USD	8,193,760	Citigroup	6/20/2018	—	$(274,311)
EUR	6,753,000	USD	8,181,526	Citigroup	6/20/2018	—	(276,661)
MXN	154,000,000	USD	8,093,447	State Street Bank & Trust Company	6/20/2018	—	(394,277)
TRY	32,600,000	USD	7,969,686	Standard Chartered Bank	6/20/2018	—	(816,018)
USD	8,329,160	CLP	4,990,000,000	Citigroup	6/20/2018	$409,711	—
USD	8,497,759	MXN	154,000,000	State Street Bank & Trust Company	6/20/2018	798,589	—
						$1,208,300	$(1,761,267)

Derivatives Currency Abbreviations
CLP	Chilean Peso
EUR	Euro
MXN	Mexican Peso
TRY	Turkish Lira
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EMERGING MARKETS DEBT FUND	9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$334,915,168	—	$334,915,168	—
Corporate bonds	408,380,373	—	408,380,373	—
Common stocks	912,486	$912,486	—	—
Short-term investments	19,499,467	116,467	19,383,000	—
Total investments in securities	$763,707,494	$1,028,953	$762,678,541	—
Derivatives:
Assets
Forward foreign currency contracts	$1,208,300	—	$1,208,300	—
Liabilities
Forward foreign currency contracts	(1,761,267)	—	(1,761,267)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

       10

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2018, the fund used forward foreign currency contracts to to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and to maintain diversity and liquidity of the fund.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	358Q3	05/18
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund.		7/18

John Hancock

Equity Income Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 95.5%		$1,554,897,667
(Cost $1,179,852,142)
Consumer discretionary 7.3%		119,523,636
Auto components 0.5%
Adient PLC	145,782	7,761,434
Hotels, restaurants and leisure 1.1%
Las Vegas Sands Corp.	228,500	18,419,385
Leisure products 0.5%
Mattel, Inc. (A)	563,900	8,751,728
Media 4.2%
Comcast Corp., Class A	466,892	14,557,693
News Corp., Class A	835,600	12,559,068
The Walt Disney Company	50,300	5,003,341
Time Warner, Inc.	52,700	4,962,232
Twenty-First Century Fox, Inc., Class B	795,600	30,368,052
Multiline retail 0.6%
Kohl's Corp.	149,700	9,992,475
Specialty retail 0.4%
L Brands, Inc.	210,800	7,148,228
Consumer staples 6.5%		106,352,256
Beverages 0.7%
PepsiCo, Inc.	124,600	12,491,150
Food and staples retailing 1.0%
Walmart, Inc.	193,100	15,938,473
Food products 2.4%
Archer-Daniels-Midland Company	287,000	12,547,640
Kellogg Company	102,700	6,612,853
Tyson Foods, Inc., Class A	298,500	20,139,795
Household products 1.2%
Kimberly-Clark Corp.	192,800	19,443,880
Personal products 0.2%
Coty, Inc., Class A	257,633	3,413,637
Tobacco 1.0%
Philip Morris International, Inc.	198,200	15,764,828
Energy 10.4%		169,465,646
Oil, gas and consumable fuels 10.4%
Apache Corp. (A)	343,296	13,731,840
Chevron Corp.	152,460	18,950,778
EQT Corp.	38,760	1,997,690
Exxon Mobil Corp.	527,724	42,872,298
Hess Corp.	369,400	22,319,148
Occidental Petroleum Corp.	229,600	19,332,320
TOTAL SA, ADR	566,700	34,370,355
TransCanada Corp.	379,900	15,891,217
Financials 25.3%		411,058,657
Banks 12.9%
Bank of America Corp.	89,222	2,591,007
Citigroup, Inc.	287,800	19,193,382
Fifth Third Bancorp	676,400	20,684,312
JPMorgan Chase & Co.	573,314	61,350,331
2	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
KeyCorp	714,797	$13,895,654
The PNC Financial Services Group, Inc.	118,400	16,979,744
U.S. Bancorp	516,900	25,839,831
Wells Fargo & Company	904,400	48,828,556
Capital markets 5.5%
Ameriprise Financial, Inc.	22,900	3,174,627
Franklin Resources, Inc.	390,900	13,122,513
Morgan Stanley	616,600	30,916,324
Northern Trust Corp.	53,500	5,484,820
State Street Corp.	244,100	23,460,451
The Bank of New York Mellon Corp.	247,400	13,545,150
Insurance 6.9%
American International Group, Inc.	395,752	20,891,748
Brighthouse Financial, Inc. (B)	231,309	10,896,967
Chubb, Ltd.	171,155	22,368,247
Loews Corp.	395,042	19,305,703
Marsh & McLennan Companies, Inc.	107,000	8,599,590
MetLife, Inc.	529,900	24,370,101
Willis Towers Watson PLC	36,782	5,559,599
Health care 11.6%		187,978,165
Biotechnology 1.1%
Gilead Sciences, Inc.	271,900	18,326,060
Health care equipment and supplies 2.0%
Becton, Dickinson and Company	42,700	9,461,893
Medtronic PLC	268,213	23,152,146
Health care providers and services 2.5%
Anthem, Inc.	124,392	27,542,877
CVS Health Corp.	201,793	12,791,658
Pharmaceuticals 6.0%
Bristol-Myers Squibb Company	214,400	11,281,728
GlaxoSmithKline PLC	513,878	10,411,091
GlaxoSmithKline PLC, ADR	180,500	7,313,860
Johnson & Johnson	234,100	28,003,042
Merck & Company, Inc.	284,800	16,954,144
Pfizer, Inc.	632,888	22,739,666
Industrials 10.2%		165,479,687
Aerospace and defense 3.5%
Harris Corp.	182,086	27,398,480
The Boeing Company	85,300	30,039,248
Air freight and logistics 1.3%
United Parcel Service, Inc., Class B	181,400	21,064,168
Airlines 1.2%
Alaska Air Group, Inc.	123,300	7,497,873
Delta Air Lines, Inc.	129,700	7,010,285
Southwest Airlines Company	112,000	5,720,960
Building products 1.5%
Johnson Controls International PLC	718,336	24,107,356
Commercial services and supplies 0.3%
Stericycle, Inc. (B)	73,006	4,635,881
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	3

	Shares	Value
Industrials (continued)
Electrical equipment 1.1%
Emerson Electric Company	191,600	$13,572,944
nVent Electric PLC (B)	125,800	3,406,664
Industrial conglomerates 0.4%
General Electric Company	461,900	6,503,552
Machinery 0.6%
Flowserve Corp. (A)	64,399	2,662,255
Illinois Tool Works, Inc.	10,800	1,551,960
Pentair PLC	125,800	5,489,912
Professional services 0.3%
Nielsen Holdings PLC (A)	159,700	4,818,149
Information technology 8.1%		132,499,504
Communications equipment 1.6%
Cisco Systems, Inc.	626,200	26,745,002
Electronic equipment, instruments and components 0.2%
TE Connectivity, Ltd.	38,400	3,574,272
Semiconductors and semiconductor equipment 3.4%
Analog Devices, Inc.	27,100	2,633,578
Applied Materials, Inc.	214,100	10,871,998
QUALCOMM, Inc.	500,900	29,112,308
Texas Instruments, Inc.	110,500	12,366,055
Software 2.5%
CA, Inc.	69,000	2,466,060
Microsoft Corp.	385,400	38,092,936
Technology hardware, storage and peripherals 0.4%
Hewlett Packard Enterprise Company	211,400	3,221,736
Western Digital Corp.	40,900	3,415,559
Materials 5.6%		90,631,848
Chemicals 3.3%
Akzo Nobel NV	34,324	3,013,388
CF Industries Holdings, Inc.	420,600	17,303,484
DowDuPont, Inc.	513,740	32,935,871
Construction materials 0.7%
Vulcan Materials Company	92,300	11,790,402
Containers and packaging 0.9%
International Paper Company	276,125	14,772,688
Metals and mining 0.7%
Nucor Corp.	168,500	10,816,015
Real estate 2.9%		47,983,636
Equity real estate investment trusts 2.9%
Equity Residential	213,300	13,649,067
Rayonier, Inc.	358,469	13,933,690
SL Green Realty Corp.	94,272	9,193,405
Weyerhaeuser Company	300,227	11,207,474
Telecommunication services 2.7%		44,606,469
Diversified telecommunication services 2.7%
CenturyLink, Inc.	242,398	4,416,492
Telefonica SA	956,631	8,438,187
Verizon Communications, Inc.	645,377	30,765,122
4	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services 0.0%
Vodafone Group PLC	386,104	$986,668
Utilities 4.9%		79,318,163
Electric utilities 3.5%
Edison International	180,505	11,220,191
PG&E Corp.	211,592	9,168,281
The Southern Company	633,598	28,448,550
Westar Energy, Inc.	134,700	7,637,490
Multi-utilities 1.4%
NiSource, Inc.	763,900	19,326,670

Sempra Energy	33,014	3,516,981
Preferred securities 2.2%		$35,331,818
(Cost $31,821,217)
Health care 0.8%		12,540,297
Health care equipment and supplies 0.8%
Becton, Dickinson and Company, 6.125%	215,395	12,540,297
Utilities 1.4%		22,791,521
Electric utilities 0.8%
NextEra Energy, Inc., 6.123%	226,445	12,816,787
Multi-utilities 0.6%
DTE Energy Company, 6.500%	54,404	2,800,718
Sempra Energy, 6.000%	72,326	7,174,016

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 0.5%				$7,445,016
(Cost $7,539,684)
Consumer discretionary 0.5%				7,445,016
Leisure products 0.5%

Mattel, Inc. (C)	6.750	12-31-25	7,632,000	7,445,016
Convertible bonds 0.2%				$3,201,660
(Cost $2,970,000)
Financials 0.2%				3,201,660
Insurance 0.2%
AXA SA (C)	7.250	05-15-21	2,970,000	3,201,660

	Yield (%)	Shares	Value
Securities lending collateral 1.0%			$15,985,080
(Cost $15,983,252)
John Hancock Collateral Trust (D)	1.8769(E)	1,597,789	15,985,080
Short-term investments 1.3%			$21,553,514
(Cost $21,553,514)
Money market funds 1.3%			21,553,514
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(E)	1,500,010	1,500,010
T. Rowe Price Government Reserve Fund	1.7588(E)	20,053,504	20,053,504

Total investments (Cost $1,259,719,809) 100.7%	$1,638,414,755
Other assets and liabilities, net (0.7%)	(10,667,349)
Total net assets 100.0%	$1,627,747,406

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK EQUITY INCOME FUND	5

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $15,639,028.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
6	JOHN HANCOCK EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$119,523,636	$119,523,636	—	—
Consumer staples	106,352,256	106,352,256	—	—
Energy	169,465,646	169,465,646	—	—
Financials	411,058,657	411,058,657	—	—
Health care	187,978,165	177,567,074	$10,411,091	—
Industrials	165,479,687	165,479,687	—	—
Information technology	132,499,504	132,499,504	—	—
Materials	90,631,848	87,618,460	3,013,388	—
Real estate	47,983,636	47,983,636	—	—
Telecommunication services	44,606,469	35,181,614	9,424,855	—
Utilities	79,318,163	79,318,163	—	—
Preferred securities	35,331,818	35,331,818	—	—
Corporate bonds	7,445,016	—	7,445,016	—
Convertible bonds	3,201,660	—	3,201,660	—
Securities lending collateral	15,985,080	15,985,080	—	—
Short-term investments	21,553,514	21,553,514	—	—
Total investments in securities	$1,638,414,755	$1,604,918,745	$33,496,010	—

       7

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.
       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	458Q3	05/18
This report is for the information of the shareholders of John Hancock Equity Income Fund.		7/18

John Hancock

Floating Rate Income Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (A) 89.9%				$1,167,301,179
(Cost $1,199,436,939)
Consumer discretionary 30.5%				395,490,626
Auto components 0.7%
American Axle & Manufacturing, Inc. (1 week LIBOR + 2.250%)	4.010	04-06-24	8,727,100	8,729,805
Automobiles and components 0.4%
BHN Merger Sub, Inc. (B)	TBD	05-23-25	5,760,000	5,760,000
Building products 0.4%
Pisces Midco, Inc. (3 month LIBOR + 3.750%)	6.089	04-12-25	5,370,000	5,378,055
Consumer services 0.3%
WorldStrides (3 month LIBOR + 4.000%)	6.125	12-15-24	3,412,484	3,423,165
Diversified consumer services 2.0%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.480	04-26-24	6,171,909	6,201,657
Monitronics International, Inc. (3 month LIBOR + 5.500%)	7.802	09-30-22	4,618,833	4,415,327
SRS Distribution, Inc. (B)	TBD	05-17-25	1,730,000	1,721,350
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.476	11-08-23	5,942,337	5,970,207
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	6.989	11-29-24	8,206,125	8,294,341
Hotels, restaurants and leisure 11.0%
Alterra Mountain Company (1 month LIBOR + 3.000%)	4.980	07-31-24	6,633,375	6,645,846
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	4.255	09-15-23	3,347,221	3,360,912
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.730	12-22-24	14,255,842	14,253,847
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.730	08-08-21	4,484,875	4,493,845
CEC Entertainment, Inc. (1 month LIBOR + 3.250%)	5.230	02-14-21	4,446,567	4,140,866
CityCenter Holdings LLC (1 month LIBOR + 2.250%)	4.230	04-18-24	7,784,787	7,783,541
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	4.980	03-08-24	6,205,936	6,221,450
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.980	09-06-24	4,310,000	4,404,820
Fitness & Sports Clubs LLC (1 and 3 month LIBOR +3.250%)	5.530	04-18-25	5,123,458	5,147,999
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	3.980	11-30-23	5,257,318	5,271,198
Gateway Casinos & Entertainment, Ltd. (3 month LIBOR + 3.000%)	5.473	12-01-23	3,550,000	3,577,726
Golden Nugget, Inc. (1 month LIBOR + 2.750%)	4.708	10-04-23	11,212,955	11,273,730
Greektown Holdings LLC (1 month LIBOR + 3.000%)	4.980	04-25-24	4,641,159	4,639,210
GVC Holdings PLC (1 month LIBOR + 2.500%)	4.480	03-29-24	4,190,000	4,193,478
IRB Holding Corp. (1 and 2 month LIBOR + 3.250%)	5.214	02-05-25	6,560,000	6,581,320
Kingpin Intermediate Holdings LLC (1 month LIBOR + 4.250%)	6.230	06-28-24	5,429,633	5,477,142
Mohegan Gaming & Entertainment (1 month LIBOR + 4.000%)	5.980	10-13-23	5,891,300	5,643,394
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.230	02-16-24	5,585,036	5,579,451
QCE LLC, PIK (C)	10.000	07-01-19	7,719,850	385,992
Scientific Games International, Inc. (1 month LIBOR + 2.750%)	4.730	08-14-24	13,132,875	13,167,808
Station Casinos LLC (1 month LIBOR + 2.500%)	4.490	06-08-23	9,279,005	9,275,108
World Triathlon Corp. (3 month LIBOR + 4.250%)	6.552	06-26-21	7,034,830	7,034,830
Wyndham Hotels & Resorts, Inc. (B)	TBD	03-28-25	4,010,000	4,023,353
Internet and direct marketing retail 0.2%
Shutterfly, Inc. (1 month LIBOR + 2.750%)	4.730	08-17-24	2,500,000	2,517,150
Media 10.2%
Acosta, Inc. (1 month LIBOR + 3.250%)	5.230	09-26-21	2,769,999	2,192,067
Advantage Sales & Marketing, Inc. (1 month LIBOR + 3.250%)	5.230	07-23-21	7,274,434	6,914,349
Advantage Sales & Marketing, Inc. (1 month LIBOR + 6.500%)	8.480	07-25-22	2,850,000	2,631,491
CBS Radio, Inc. (1 month LIBOR + 2.750%)	4.698	11-17-24	7,083,947	7,009,565
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.990	04-30-25	7,384,271	7,393,502
Crossmark Holdings, Inc. (3 month LIBOR + 3.500%)	5.802	12-20-19	6,284,781	3,488,054
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.169	07-17-25	3,124,515	3,110,861
CSC Holdings LLC (1 month LIBOR + 2.500%)	4.419	01-25-26	5,680,000	5,665,800
2	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Media (continued)
Lions Gate Capital Holdings LLC (1 month LIBOR + 2.250%)	4.211	03-24-25	9,080,000	$9,063,020
MediArena Acquisition BV (3 month LIBOR + 5.750%)	8.058	08-13-21	5,743,563	5,718,923
Meredith Corp.(1 month LIBOR + 3.000%)	4.980	01-31-25	6,080,000	6,099,760
Sinclair Television Group, Inc. (B)	TBD	12-12-24	9,290,000	9,278,388
Telenet Financing USD LLC (B)	TBD	08-15-26	3,130,000	3,123,490
Telenet Financing USD LLC (1 month LIBOR + 2.500%)	4.419	03-01-26	3,130,000	3,129,624
Unitymedia Finance LLC (B)	TBD	05-24-23	1,440,000	1,438,502
Unitymedia Finance LLC (1 month LIBOR + 2.250%)	4.169	09-30-25	2,042,500	2,040,315
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.730	03-15-24	15,844,426	15,270,066
UPC Financing Partnership (1 month LIBOR + 2.500%)	4.419	01-15-26	13,290,000	13,242,289
Urban One, Inc. (1 month LIBOR + 4.000%)	5.990	04-18-23	4,395,600	4,324,172
VFH Parent LLC (3 month LIBOR + 3.250%)	5.558	12-30-21	2,885,024	2,903,056
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.419	01-15-26	13,150,000	13,106,605
Ziggo Secured Finance Partnership (1 month LIBOR + 2.500%)	4.419	04-15-25	4,680,000	4,651,826
Multiline retail 0.5%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	5.423	02-03-24	4,278,346	4,281,769
JC Penney Corp., Inc. (3 month LIBOR + 4.250%)	6.569	06-23-23	2,660,108	2,499,757
Specialty retail 4.8%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.942	07-01-22	6,331,767	5,004,059
Allflex Holdings III, Inc. (3 month LIBOR + 7.000%)	9.362	07-19-21	3,474,160	3,477,043
Allflex Holdings III, Inc. (6 month LIBOR + 3.250%)	5.138	07-20-20	3,852,520	3,873,401
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.980	09-25-24	4,215,010	4,231,701
CWGS Group LLC (1 month LIBOR + 2.750%)	4.673	11-08-23	8,014,333	7,984,279
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	7.509	10-20-23	3,878,346	3,849,258
Leslie's Poolmart, Inc. (1 and 2 month LIBOR + 3.500%)	5.480	08-16-23	3,942,428	3,932,572
Michaels Stores, Inc. (1 and 3 month LIBOR + 2.750%)	4.459	01-28-23	6,101,423	6,090,502
Party City Holdings, Inc. (1, 2 and 3 month LIBOR + 2.750%)	4.941	08-19-22	3,407,231	3,420,008
Petco Animal Supplies, Inc. (3 month LIBOR + 3.250%)	5.609	01-26-23	2,445,199	1,713,669
PetSmart, Inc. (1 month LIBOR + 3.000%)	4.920	03-11-22	7,233,898	5,637,449
Sally Holdings LLC	4.500	07-05-24	3,160,000	3,005,950
Spencer Gifts LLC (1 month LIBOR + 4.250%)	6.170	07-16-21	6,401,066	5,856,975
TOMS Shoes LLC (1 month LIBOR + 5.500%)	7.480	10-28-20	5,236,172	3,848,586
Consumer staples 5.7%				74,315,833
Food and staples retailing 2.0%
Albertsons Companies, Inc. (B)	TBD	04-02-23	4,090,000	4,093,068
Albertson's LLC (1 month LIBOR + 2.750%)	4.730	08-25-21	2,969,199	2,936,122
Albertson's LLC (3 month LIBOR + 3.000%)	5.319	06-22-23	4,909,144	4,850,136
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.980	03-11-25	6,184,500	6,190,313
CHG PPC Parent LLC (1 month LIBOR + 2.750%)	4.730	03-31-25	1,230,000	1,230,000
CSM Bakery Solutions LLC (3 month LIBOR + 4.000%)	6.310	07-03-20	4,185,548	4,070,446
Hearthside Group Holdings LLC (B)	TBD	05-05-25	2,880,000	2,866,493
Food products 2.6%
Brightview Landscapes LLC (1 month LIBOR + 3.000%)	4.960	12-18-20	4,928,747	4,951,567
Dole Food Company, Inc. (Prime rate + 1.750% and 1 and 3 month LIBOR + 2.750%)	4.709	04-06-24	7,612,996	7,614,366
Nomad Foods Europe Midco, Ltd. (1 month LIBOR + 2.250%)	4.169	05-15-24	8,089,144	8,101,278
Post Holdings, Inc. (1 month LIBOR + 2.000%)	3.970	05-24-24	4,780,741	4,781,601
Shearer's Foods LLC (3 month LIBOR + 4.250%)	6.552	06-30-21	2,823,200	2,794,968
Shearer's Foods LLC (3 month LIBOR + 6.750%)	9.052	06-30-22	5,860,000	5,508,400
Household products 1.1%
Anchor Hocking LLC (3 month LIBOR + 9.000%)	11.025	06-04-20	3,419,038	3,415,106
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.730	02-05-23	10,893,776	10,911,969
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
Energy 5.7%				$74,184,389
Energy equipment and services 0.7%
Hercules Offshore, Inc. (C)	10.500	05-06-20	664,996	531,997
Pacific Drilling SA (C)	4.875	06-03-18	9,899,643	3,803,146
Traverse Midstream Partners LLC (3 month LIBOR + 4.000%)	5.850	09-27-24	4,720,000	4,720,000
Oil, gas and consumable fuels 5.0%
BCP Raptor LLC (2 month LIBOR + 4.250%)	6.306	06-24-24	6,468,134	6,301,063
BCP Renaissance Parent LLC (3 month LIBOR + 3.500%)	5.863	10-31-24	6,770,000	6,762,621
Chesapeake Energy Corp. (1 month LIBOR + 7.500%)	9.468	08-23-21	6,300,000	6,613,677
Eastern Power LLC (1 month LIBOR + 3.750%)	5.730	10-02-23	6,803,978	6,803,978
EG Finco, Ltd. (3 month LIBOR + 4.000%)	6.337	02-06-25	1,490,000	1,485,038
HFOTCO LLC (3 month LIBOR + 3.500%)	5.800	08-19-21	6,243,415	6,286,370
Lucid Energy Group II Borrower LLC (1 month LIBOR + 3.000%)	4.934	02-17-25	6,350,000	6,286,500
Medallion Midland Acquisition LLC (1 month LIBOR + 3.250%)	5.230	10-30-24	6,703,200	6,594,273
MEG Energy Corp. (3 month LIBOR + 3.500%)	5.810	12-31-23	1,622,152	1,626,613
Murray Energy Corp. (3 month LIBOR + 7.250%)	9.552	04-16-20	2,995,557	2,780,866
Navitas Midstream Midland Basin LLC (1 month LIBOR + 4.500%)	6.434	12-13-24	6,583,500	6,435,371
Panda Temple Power LLC (1 month LIBOR + 8.000%)	9.928	02-07-23	3,812,949	3,879,676
Permian Production Partners LLC (3 month LIBOR + 6.000%)	7.940	05-18-24	3,340,000	3,273,200
Financials 3.3%				42,541,838
Capital markets 1.3%
Brookfield Retail Holdings VII Sub 3 LLC (B)	TBD	05-04-25	8,610,000	8,491,613
Donnelley Financial Solutions, Inc. (1 month LIBOR + 3.000%)	4.976	10-02-23	1,272,571	1,274,964
FinCo I LLC (1 month LIBOR + 2.500%)	4.480	12-27-22	2,074,549	2,074,549
Infinity Acquisition LLC (3 month LIBOR + 3.000%)	5.302	08-06-21	4,776,088	4,773,127
Diversified financial services 1.5%
TKC Holdings, Inc. (1 month LIBOR + 4.250%)	6.230	02-01-23	4,855,925	4,880,205
Trans Union LLC (1 month LIBOR + 2.000%)	3.980	04-10-23	6,066,823	6,051,656
UFC Holdings LLC (1 month LIBOR + 3.250%)	5.240	08-18-23	4,812,824	4,828,273
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.480	08-18-24	3,423,000	3,452,951
Insurance 0.3%
Genworth Holdings, Inc. (1 month LIBOR + 4.500%)	6.428	02-22-23	4,180,000	4,258,375
Thrifts and mortgage finance 0.2%
NMI Holdings, Inc. (B)	TBD	05-17-23	2,450,000	2,456,125
Health care 15.9%				206,277,095
Health care equipment and supplies 3.9%
Air Medical Group Holdings, Inc. (1 month LIBOR + 3.250%)	5.173	04-28-22	6,712,125	6,699,976
Air Medical Group Holdings, Inc. (1 month LIBOR + 4.250%)	6.184	03-14-25	3,780,525	3,788,388
American Greetings Corp. (3 month LIBOR + 4.500%)	6.479	04-06-24	2,170,000	2,186,275
Core & Main LP (3 and 6 month LIBOR + 3.000%)	5.115	08-01-24	5,651,600	5,677,484
DJO Finance LLC (1 and 3 month LIBOR + 3.250%)	5.395	06-08-20	4,728,883	4,739,713
Exactech, Inc. (1 month LIBOR + 3.750%)	5.730	02-14-25	3,220,000	3,228,050
Greatbatch, Ltd. (1 month LIBOR + 3.250%)	5.180	10-27-22	8,125,426	8,157,603
Immucor, Inc. (3 month LIBOR + 5.000%)	7.302	06-15-21	6,956,251	7,069,290
Lantheus Medical Imaging, Inc. (1 month LIBOR + 3.750%)	5.730	06-30-22	8,815,950	8,893,090
Health care providers and services 7.4%
Air Methods Corp. (3 month LIBOR + 3.500%)	5.802	04-21-24	9,040,838	8,984,332
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.230	05-20-24	7,860,799	7,887,526
CHG Healthcare Services, Inc. (B)	TBD	06-07-23	1,600,000	1,610,400
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.000%)	5.358	06-07-23	9,680,549	9,743,473
Community Health Systems, Inc. (3 month LIBOR + 3.000%)	5.307	12-31-19	4,136,500	4,114,287
Community Health Systems, Inc. (3 month LIBOR + 3.250%)	5.557	01-27-21	1,640,000	1,595,720
4	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	4.990	12-01-23	3,125,762	$3,128,919
HCA, Inc. (1 month LIBOR + 2.000%)	3.980	03-13-25	1,810,000	1,822,073
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%)	5.052	06-07-23	9,621,655	9,634,933
Pearl Intermediate Parent LLC (1 month LIBOR + 2.750%)	4.684	02-14-25	2,513,181	2,479,404
PharMerica Corp. (1 month LIBOR + 3.500%)	5.428	12-06-24	6,190,000	6,205,475
PharMerica Corp. (1 month LIBOR + 7.750%)	9.678	12-07-25	4,790,000	4,801,975
Radnet Management, Inc. (Prime rate + 2.750% and 3 month LIBOR +3.750%)	5.869	06-30-23	8,179,422	8,243,304
Surgery Center Holdings, Inc. (2 month LIBOR + 3.250%)	5.350	09-02-24	4,885,450	4,876,314
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	4.980	06-23-24	7,487,509	7,507,650
Vizient, Inc. (1 month LIBOR + 2.750%)	4.730	02-13-23	2,159,690	2,173,188
Wink Holdco, Inc. (1 month LIBOR + 3.000%)	4.980	12-02-24	5,895,225	5,863,980
Wink Holdco, Inc. (1 month LIBOR + 6.750%)	8.740	11-03-25	1,800,000	1,794,006
WP CityMD Bidco LLC (3 month LIBOR + 3.500%)	5.585	06-07-24	3,184,000	3,184,000
Health care technology 0.8%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.730	03-01-24	10,995,422	10,987,175
Life sciences tools and services 2.3%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	5.230	08-30-24	6,328,200	6,309,722
Jaguar Holding Company II (1 and 3 month LIBOR + 2.500%)	4.649	08-18-22	10,278,943	10,268,664
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.730	09-27-24	4,280,969	4,274,290
Sotera Health Holdings LLC (1 month LIBOR + 3.000%)	4.980	05-15-22	8,342,223	8,360,493
Pharmaceuticals 1.5%
Akorn, Inc. (1 month LIBOR + 4.250%)	6.250	04-16-21	2,475,835	2,407,749
RPI Finance Trust (3 month LIBOR + 2.000%)	4.302	03-27-23	5,123,522	5,135,409
Valeant Pharmaceuticals International, Inc. (B)	TBD	05-17-25	2,020,000	2,023,293
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	5.420	04-01-22	10,407,712	10,419,472
Industrials 10.1%				131,695,548
Aerospace and defense 2.3%
TransDigm, Inc. (1 month LIBOR + 2.500%)	4.476	06-09-23	6,482,099	6,465,116
TransDigm, Inc. (1 month LIBOR + 2.500%)	4.476	05-14-25	7,074,668	7,049,058
Ventia Deco LLC (1 week LIBOR + 3.500%)	5.802	05-21-22	4,088,517	4,108,949
WP CPP Holdings LLC (3 month LIBOR + 7.750%)	10.280	04-24-26	3,220,000	3,211,950
WP CPP Holdings LLC (6 month LIBOR + 3.750%)	6.280	04-24-25	9,300,000	9,337,758
Air freight and logistics 1.0%
Syncreon Group BV (3 month LIBOR + 4.250%)	6.609	10-28-20	9,638,673	8,978,424
XPO Logistics, Inc. (1 month LIBOR + 2.000%)	3.961	02-24-25	3,693,228	3,697,401
Airlines 0.3%
United Airlines, Inc. (1 month LIBOR + 1.750%)	3.730	04-01-24	3,669,526	3,678,699
Commercial services and supplies 3.1%
Access CIG LLC (1 month LIBOR + 3.750%)	5.730	02-27-25	5,160,414	5,179,817
American Builders & Contractors Supply Company, Inc. (1 month LIBOR + 2.000%)	3.980	10-31-23	5,475,987	5,448,607
Delos Finance Sarl (3 month LIBOR + 1.750%)	4.052	10-06-23	4,348,751	4,361,189
Garda World Security Corp. (3 month LIBOR + 3.500%)	5.506	05-24-24	6,522,712	6,557,348
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.730	05-02-22	8,663,858	8,630,329
Tempo Acquisition LLC (1 month LIBOR + 3.000%)	4.980	05-01-24	4,488,693	4,489,636
Wrangler Buyer Corp. (1 month LIBOR + 2.750%)	4.730	09-27-24	6,037,450	6,044,031
Electrical equipment 0.5%
ATS Consolidated, Inc. (1 month LIBOR + 3.750%)	5.659	02-28-25	4,820,000	4,856,150
ATS Consolidated, Inc. (1 month LIBOR + 7.750%)	9.659	02-23-26	1,710,000	1,729,238
Machinery 0.5%
Navistar, Inc. (1 month LIBOR + 3.500%)	5.430	11-06-24	6,324,150	6,350,522
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Marine 0.3%
Commercial Barge Line Company (1 month LIBOR + 8.750%)	10.730	11-12-20	6,271,930	$4,345,946
Trading companies and distributors 2.1%
Avolon TLB Borrower 1 US LLC (1 month LIBOR + 2.000%)	3.948	01-15-25	11,220,000	11,114,083
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	4.178	01-02-25	4,440,000	4,437,602
GYP Holdings III Corp. (B)	TBD	04-01-25	4,160,000	4,155,840
GYP Holdings III Corp. (3 month LIBOR + 3.000%)	5.359	04-01-23	7,475,331	7,467,855
Information technology 7.3%				95,117,087
Electronic equipment, instruments and components 0.1%
Robertshaw US Holding Corp. (1 month LIBOR + 3.500%)	5.500	02-28-25	1,730,000	1,733,252
Internet software and services 1.1%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.230	10-19-23	9,780,589	9,780,589
Hyland Software, Inc. (1 month LIBOR + 3.250%)	5.230	07-01-22	3,712,619	3,737,828
IT services 1.1%
First Data Corp. (1 month LIBOR + 2.000%)	4.215	04-26-24	9,804,697	9,797,735
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.500%)	4.830	03-17-25	4,510,000	4,505,400
Semiconductors and semiconductor equipment 1.1%
MACOM Technology Solutions Holdings, Inc. (1 month LIBOR + 2.250%)	4.230	05-17-24	1,500,000	1,476,255
Microchip Technology, Inc. (B)	TBD	05-15-25	10,180,000	10,233,445
Micron Technology, Inc. (1 month LIBOR + 1.750%)	3.740	04-26-22	2,785,823	2,801,507
Software 3.5%
Almonde, Inc. (3 month LIBOR + 3.500%)	5.807	06-13-24	6,808,550	6,696,209
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.980	07-12-24	6,426,323	6,434,356
Digicert Holdings, Inc. (1 month LIBOR + 4.750%)	6.730	10-31-24	3,930,000	3,920,175
MA FinanceCo LLC (1 month LIBOR + 2.500%)	4.480	11-19-21	4,897,725	4,882,444
MA FinanceCo LLC (1 month LIBOR + 2.750%)	4.730	06-21-24	1,165,621	1,161,040
Seattle SpinCo, Inc. (1 month LIBOR + 2.750%)	4.730	06-21-24	7,871,729	7,840,793
Sophia LP (3 month LIBOR + 3.250%)	5.552	09-30-22	5,510,577	5,514,489
SS&C European Holdings Sarl (1 month LIBOR + 2.500%)	4.480	04-16-25	1,300,625	1,307,128
SS&C Technologies, Inc. (1 month LIBOR + 2.500%)	4.480	04-16-25	3,473,892	3,491,262
Zotec Partners LLC (1 month LIBOR + 5.000%)	6.934	02-14-24	4,210,000	4,220,525
Technology hardware, storage and peripherals 0.4%
Conduent Business Services LLC (1 month LIBOR + 3.000%)	4.980	12-07-23	5,550,297	5,582,655
Materials 4.3%				56,256,174
Chemicals 1.2%
HB Fuller Company (1 month LIBOR + 2.000%)	3.948	10-20-24	6,736,150	6,738,036
HVSC Merger Sub Corp. (3 month LIBOR + 4.000%)	6.302	10-28-24	3,381,525	3,408,307
PQ Corp. (1 month LIBOR + 2.500%)	4.480	02-08-25	5,858,244	5,858,244
Construction materials 0.8%
Forterra Finance LLC (1 month LIBOR + 3.000%)	4.980	10-25-23	2,826,659	2,642,644
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.730	11-15-23	7,313,062	7,313,062
Containers and packaging 1.8%
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.960	10-01-22	6,622,069	6,640,147
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	5.587	04-03-24	6,755,194	6,766,070
Printpack Holdings, Inc. (1 month LIBOR + 3.000%)	5.000	07-26-23	5,313,087	5,319,729
Ring Container Technologies Group LLC (1 month LIBOR + 2.750%)	4.730	10-31-24	4,797,975	4,793,465
Metals and mining 0.2%
Atlas Iron, Ltd. (1 month LIBOR + 7.330% or 3.000% PIK)	8.580	05-06-21	3,103,448	3,072,413
Paper and forest products 0.3%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	5.308	12-29-23	3,712,000	3,704,057
6	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.5%				$32,293,903
Equity real estate investment trusts 2.2%
Iron Mountain, Inc. (1 month LIBOR + 1.750%)	3.730	01-02-26	5,460,000	5,378,100
Lineage Logistics LLC (1 month LIBOR + 3.000%)	4.980	02-16-25	7,440,000	7,421,400
MGM Growth Properties Operating Partnership LP (1 week LIBOR + 2.000%)	3.754	04-25-23	5,630,027	5,626,142
Uniti Group LP (1 month LIBOR + 3.000%)	4.980	10-24-22	3,562,480	3,460,058
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	3.961	12-20-24	6,624,545	6,620,836
Real estate management and development 0.3%
Realogy Group LLC (1 month LIBOR + 2.250%)	4.179	02-08-25	3,770,550	3,787,367
Telecommunication services 3.0%				38,845,899
Diversified telecommunication services 2.6%
Altice France SA (1 month LIBOR + 2.750%)	4.730	07-31-25	9,686,367	9,490,606
Altice France SA (3 month LIBOR + 3.000%)	4.730	01-31-26	1,711,958	1,684,378
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.730	01-31-25	4,602,225	4,542,396
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.211	02-22-24	7,020,000	7,023,931
Securus Technologies Holdings, Inc. (B)	TBD	11-01-24	510,000	511,607
Securus Technologies Holdings, Inc. (1 month LIBOR + 4.500%)	6.480	11-01-24	6,733,125	6,754,334
Telesat Canada (3 month LIBOR + 2.500%)	4.810	11-17-23	4,078,137	4,087,068
Wireless telecommunication services 0.4%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.500	02-02-24	4,755,146	4,751,579
Utilities 1.6%				20,282,787
Electric utilities 0.9%
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.480	08-04-23	11,847,969	11,833,159
Independent power and renewable electricity producers 0.7%
Empire Generating Company LLC (3 month LIBOR + 4.250%)	6.610	03-14-21	7,658,335	4,891,761

Terra-Gen Finance Company LLC (1 month LIBOR + 4.250%)	6.230	12-09-21	3,953,185	3,557,867
Corporate bonds 7.0%				$90,226,012
(Cost $96,842,784)
Consumer discretionary 1.7%				22,508,655
Hotels, restaurants and leisure 0.2%
Hilton Worldwide Finance LLC	4.875	04-01-27	1,860,000	1,780,950
VOC Escrow, Ltd. (D)	5.000	02-15-28	1,160,000	1,092,592
Leisure products 0.2%
GLP Capital LP	5.250	06-01-25	2,590,000	2,590,000
Media 1.1%
Altice France SA (D)	6.250	05-15-24	7,060,000	6,848,200
CSC Holdings LLC (D)	6.625	10-15-25	4,310,000	4,450,075
Urban One, Inc. (D)	7.375	04-15-22	2,620,000	2,554,500
Textiles, apparel and luxury goods 0.2%
Hanesbrands, Inc. (D)	4.625	05-15-24	3,270,000	3,192,338
Energy 1.5%				20,042,313
Energy equipment and services 0.8%
Precision Drilling Corp.	7.750	12-15-23	3,120,000	3,299,400
Teine Energy, Ltd. (D)	6.875	09-30-22	6,800,000	6,885,000
Oil, gas and consumable fuels 0.7%
Berry Petroleum Company LLC (D)	7.000	02-15-26	1,940,000	1,973,950
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	2,730,000	2,712,938
KCA Deutag UK Finance PLC (D)	7.250	05-15-21	2,630,000	2,531,375
Range Resources Corp.	5.875	07-01-22	2,620,000	2,639,650
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
Financials 1.1%				$13,675,525
Consumer finance 0.5%
DAE Funding LLC (D)	4.500	08-01-22	3,850,000	3,676,750
Navient Corp.	6.500	06-15-22	2,970,000	3,066,525
Thrifts and mortgage finance 0.6%
Quicken Loans, Inc. (D)	5.750	05-01-25	7,110,000	6,932,250
Health care 0.5%				6,687,766
Health care equipment and supplies 0.0%
Universal Hospital Services, Inc.	7.625	08-15-20	329,000	330,234
Health care providers and services 0.4%
HCA, Inc.	5.250	06-15-26	2,760,000	2,746,200
Tenet Healthcare Corp. (D)	7.500	01-01-22	2,220,000	2,325,894
Pharmaceuticals 0.1%
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25	1,310,000	1,285,438
Industrials 1.3%				16,163,802
Commercial services and supplies 0.6%
Prime Security Services Borrower LLC (D)	9.250	05-15-23	2,611,000	2,766,877
The ADT Corp.	6.250	10-15-21	1,270,000	1,308,099
The Brink's Company (D)	4.625	10-15-27	3,530,000	3,177,000
Machinery 0.1%
Allison Transmission, Inc. (D)	4.750	10-01-27	1,510,000	1,413,738
Marine 0.2%
Navios Maritime Acquisition Corp. (D)	8.125	11-15-21	2,850,000	2,290,688
Trading companies and distributors 0.4%
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22	5,280,000	5,207,400
Information technology 0.2%				2,954,325
Internet software and services 0.2%
Match Group, Inc.	6.375	06-01-24	1,330,000	1,386,525
Travelport Corporate Finance PLC (D)	6.000	03-15-26	1,560,000	1,567,800
Materials 0.3%				3,429,873
Metals and mining 0.3%
First Quantum Minerals, Ltd. (D)	7.250	04-01-23	3,410,000	3,422,788
Midwest Vanadium Pty, Ltd. (C)(D)	11.500	02-15-18	5,668,325	7,085
Real estate 0.1%				1,214,393
Real estate management and development 0.1%
WeWork Companies, Inc. (D)	7.875	05-01-25	1,290,000	1,214,393
Telecommunication services 0.3%				3,549,360
Wireless telecommunication services 0.3%
Sprint Communications, Inc.	11.500	11-15-21	180,000	211,950

Sprint Corp.	7.875	09-15-23	3,180,000	3,337,410
Convertible bonds 0.1%				$1,322,383
(Cost $1,565,888)
Consumer discretionary 0.1%				1,322,383
Media 0.1%
DISH Network Corp.	2.375	03-15-24	850,000	710,477
DISH Network Corp.	3.375	08-15-26	690,000	611,906

8	JOHN HANCOCK FLOATING RATE INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Common stocks 1.4%		$17,429,555
(Cost $34,680,983)
Consumer discretionary 0.4%		4,753,035
Hotels, restaurants and leisure 0.0%
QCE LLC (E)(F)	21,586	22
Household durables 0.4%
EveryWare Global, Inc. (F)	633,735	4,753,013
Energy 1.0%		12,676,520
Energy equipment and services 0.1%
Hercules Offshore, Inc. (E)(F)	196,736	74,679
Paragon Offshore PLC, Litigation Trust A (F)	28,022	25,220
Paragon Offshore PLC, Litigation Trust B (F)	14,011	420,330
Oil, gas and consumable fuels 0.9%
Blue Ridge Mountain Resources, Inc. (F)	859,102	6,228,490

Panda Temple Power LLC (F)	266,418	5,927,801
Rights 0.0%		$299,358
(Cost $2,351,959)
Texas Competitive Electric Holdings Company LLC (F)(G)	544,287	299,358

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$881
(Cost $14,106)
Magellan Health, Inc. (E)(F)	9.750	05-15-20	3,400,000	881
Texas Competitive Electric Holdings Company LLC (E)(F)	11.500	10-01-20	32,644,306	0

	Yield (%)	Shares	Value
Short-term investments 4.8%			$62,856,536
(Cost $62,856,536)
Money market funds 4.8%			62,856,536
State Street Institutional Treasury Plus Money Market Fund, Premier Class	1.6670(H)	62,856,536	62,856,536
Total investments (Cost $1,397,749,195) 103.2%			$1,339,435,904
Other assets and liabilities, net (3.2%)			(41,247,410)
Total net assets 100.0%			$1,298,188,494

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(B)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(C)	Non-income producing - Issuer is in default.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Non-income producing security.
(G)	Strike price and/or expiration date not available.
(H)	The rate shown is the annualized seven-day yield as of 5-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FLOATING RATE INCOME FUND	9

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Term loans	$1,167,301,179	—	$1,167,301,179	—
Corporate bonds	90,226,012	—	90,226,012	—
Convertible bonds	1,322,383	—	1,322,383	—
Common stocks	17,429,555	—	17,354,854	$74,701
Rights	299,358	—	299,358	—
Escrow certificates	881	—	—	881
Short-term investments	62,856,536	$62,856,536	—	—
Total investments in securities	$1,339,435,904	$62,856,536	$1,276,503,786	$75,582

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2018, the fund had $3,723,016 in unfunded loan commitments outstanding.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	328Q3	05/18
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund.		7/18

John Hancock

Fundamental Global Franchise Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 92.3%		$407,082,224
(Cost $332,607,000)
Belgium 6.5%		28,600,816
Anheuser-Busch InBev SA	304,966	28,600,816
France 5.0%		22,104,169
Danone SA	288,655	22,104,169
Ireland 3.5%		15,533,619
Shire PLC	284,509	15,533,619
Italy 6.4%		28,278,785
Ferrari NV	144,372	18,963,262
Salvatore Ferragamo SpA	321,790	9,315,523
Netherlands 7.6%		33,307,949
Heineken Holding NV	341,912	33,307,949
Switzerland 5.7%		24,967,991
Cie Financiere Richemont SA	132,656	12,148,374
Nestle SA	169,611	12,819,617
United Kingdom 7.8%		34,494,381
Diageo PLC	462,912	17,008,839
Reckitt Benckiser Group PLC	228,441	17,485,542
United States 49.8%		219,794,514
Allergan PLC	111,833	16,864,416
Alphabet, Inc., Class A (A)	4,014	4,415,400
Alphabet, Inc., Class C (A)	4,015	4,356,235
Amazon.com, Inc. (A)	12,603	20,538,101
American Express Company	108,324	10,648,251
American Tower Corp.	104,368	14,441,400
Apple, Inc.	44,593	8,333,094
AutoZone, Inc. (A)	16,251	10,552,099
Biogen, Inc. (A)	32,109	9,438,762
eBay, Inc. (A)	848,706	32,013,190
General Electric Company	789,871	11,121,384
Gilead Sciences, Inc.	104,332	7,031,977
Liberty Media Corp.-Liberty Formula One, Series A (A)	232,820	7,047,461
Liberty Media Corp.-Liberty Formula One, Series C (A)	329,610	10,409,084
Nielsen Holdings PLC	171,377	5,170,444
Ralph Lauren Corp.	64,243	8,645,823
Tempur Sealy International, Inc. (A)	288,853	13,324,789
Time Warner, Inc.	70,450	6,633,572
Visa, Inc., Class A	42,426	5,545,927
Walmart, Inc.	160,687	13,263,105

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 7.4%				$32,661,552
(Cost $32,661,552)
U.S. Government Agency 7.2%				31,974,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	4,077,000	4,077,000
Federal Home Loan Bank Discount Note	1.500	06-01-18	27,897,000	27,897,000

2	JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield (%)	Shares	Value
Money market funds 0.2%			687,552

JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.5857(B)	687,552	687,552
Total investments (Cost $365,268,552) 99.7%			$439,743,776
Other assets and liabilities, net 0.3%			1,343,060
Total net assets 100.0%			$441,086,836

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following sector composition as a percentage of net assets on 5-31-18:
Consumer staples	32.8%
Consumer discretionary	26.6%
Information technology	12.4%
Health care	11.1%
Industrials	3.7%
Real estate	3.3%
Financials	2.4%
Short-term investments and other	7.7%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL GLOBAL FRANCHISE FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Belgium	$28,600,816	—	$28,600,816	—
France	22,104,169	—	22,104,169	—
Ireland	15,533,619	—	15,533,619	—
Italy	28,278,785	$18,963,262	9,315,523	—
Netherlands	33,307,949	—	33,307,949	—
Switzerland	24,967,991	—	24,967,991	—
United Kingdom	34,494,381	—	34,494,381	—
United States	219,794,514	219,794,514	—	—
Short-term investments	32,661,552	687,552	31,974,000	—
Total investments in securities	$439,743,776	$239,445,328	$200,298,448	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	398Q3	05/18
This report is for the information of the shareholders of John Hancock Fundamental Global Franchise Fund.		7/18

John Hancock

Global Equity Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 94.1%		$751,889,182
(Cost $719,198,848)
Australia 3.1%		25,091,450
Amcor, Ltd.	2,364,498	25,091,450
Brazil 1.2%		9,166,852
Cielo SA	2,015,800	9,166,852
France 9.3%		74,347,494
Airbus SE	104,057	11,871,152
Cie Generale des Etablissements Michelin SCA (A)	145,134	18,763,295
Safran SA (A)	117,757	14,045,516
Sanofi	155,479	11,918,004
TOTAL SA	291,964	17,749,527
Germany 3.0%		23,728,405
Deutsche Boerse AG	59,774	7,984,526
Merck KGaA	154,664	15,743,879
Hong Kong 3.3%		26,626,708
China Mobile, Ltd.	1,622,500	14,525,261
CK Hutchison Holdings, Ltd.	1,074,706	12,101,447
Ireland 3.2%		25,460,779
CRH PLC	398,703	14,721,621
Medtronic PLC	124,411	10,739,158
Japan 2.0%		16,080,308
Mitsubishi Estate Company, Ltd.	888,700	16,080,308
Netherlands 8.4%		66,817,314
Akzo Nobel NV	84,637	7,430,453
Heineken NV	180,867	18,100,217
Koninklijke Ahold Delhaize NV	419,676	9,641,111
Koninklijke Philips NV	466,290	19,202,524
Wolters Kluwer NV	221,501	12,443,009
Switzerland 10.6%		84,548,319
Chubb, Ltd.	145,921	19,070,415
Nestle SA	411,683	31,116,016
Novartis AG	202,118	15,026,015
Roche Holding AG	90,181	19,335,873
Taiwan 1.0%		8,164,733
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	210,975	8,164,733
United Kingdom 4.7%		37,889,374
Direct Line Insurance Group PLC	2,011,956	9,550,201
Experian PLC	516,163	12,644,625
Unilever NV	281,423	15,694,548
United States 44.3%		353,967,446
Advance Auto Parts, Inc.	170,208	21,892,150
Affiliated Managers Group, Inc.	123,470	19,663,832
Apple, Inc.	138,873	25,951,198
Arthur J. Gallagher & Company	86,457	5,730,370
Cisco Systems, Inc.	183,381	7,832,203
eBay, Inc. (B)	317,289	11,968,141
Exxon Mobil Corp.	218,519	17,752,484
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United States (continued)
Huntington Bancshares, Inc.	1,081,140	$16,076,552
Johnson & Johnson	188,343	22,529,590
Johnson Controls International PLC	591,929	19,865,137
JPMorgan Chase & Co.	164,112	17,561,625
KeyCorp	627,892	12,206,220
Microsoft Corp.	270,996	26,785,245
Mondelez International, Inc., Class A	414,739	16,286,801
Oracle Corp.	357,810	16,716,883
Synchrony Financial	367,808	12,737,191
The Procter & Gamble Company	102,912	7,530,071
United Technologies Corp.	161,867	20,204,239
Verizon Communications, Inc.	416,733	19,865,662
Wells Fargo & Company	466,799	25,202,478

Whirlpool Corp.	66,386	9,609,374
Preferred securities 1.6%		$12,395,525
(Cost $11,887,364)
South Korea 1.6%		12,395,525
Samsung Electronics Company, Ltd.	331,409	12,395,525

	Yield (%)	Shares	Value
Securities lending collateral 1.6%			$12,961,302
(Cost $12,959,054)
John Hancock Collateral Trust (C)	1.8769(D)	1,295,547	12,961,302
Short-term investments 4.0%			$31,719,447
(Cost $31,719,447)
Money market funds 4.0%			31,719,447
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	1.5857(D)	31,719,447	31,719,447
Total investments (Cost $775,764,713) 101.3%			$808,965,456
Other assets and liabilities, net (1.3%)			(10,093,920)
Total net assets 100.0%			$798,871,536

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $12,341,253.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
The fund had the following sector composition as a percentage of net assets on 5-31-18:
Financials	18.3%
Information technology	15.1%
Health care	14.4%
Industrials	13.0%
Consumer staples	12.2%
Consumer discretionary	6.2%
Materials	5.8%
Energy	4.4%
Telecommunication services	4.3%
Real estate	2.0%
Short-term investments and other	4.3%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK GLOBAL EQUITY FUND	3

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	19,720,094	EUR	16,885,782	Bank of America	9/19/2018	—	$(187,499)
USD	20,382,740	EUR	17,460,124	Goldman Sachs	9/19/2018	—	(201,979)
						—	$(389,478)

Derivatives Currency Abbreviations
EUR	Euro
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$25,091,450	—	$25,091,450	—
Brazil	9,166,852	—	9,166,852	—
France	74,347,494	—	74,347,494	—
Germany	23,728,405	—	23,728,405	—
Hong Kong	26,626,708	—	26,626,708	—
Ireland	25,460,779	$10,739,158	14,721,621	—
Japan	16,080,308	—	16,080,308	—
Netherlands	66,817,314	—	66,817,314	—
Switzerland	84,548,319	19,070,415	65,477,904	—
Taiwan	8,164,733	8,164,733	—	—
United Kingdom	37,889,374	—	37,889,374	—
United States	353,967,446	353,967,446	—	—
Preferred securities	12,395,525	—	12,395,525	—
Securities lending collateral	12,961,302	12,961,302	—	—
Short-term investments	31,719,447	31,719,447	—	—
Total investments in securities	$808,965,456	$436,622,501	$372,342,955	—
Derivatives:
Liabilities

       5

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	$(389,478)	—	$(389,478)	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended May 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	425Q3	05/18
This report is for the information of the shareholders of John Hancock Global Equity Fund.		7/18

John Hancock

Income Allocation Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
		Shares	Value
Affiliated investment companies (A) 83.5%			$10,586,440
(Cost $10,702,860)
Equity 13.0%			1,648,405
Global Equity, Class NAV, JHF II (JHAM) (B)(C)		46,054	519,950
Global Shareholder Yield, Class NAV, JHF III (Epoch)		101,116	1,128,455
Fixed income 70.5%			8,938,035
Bond, Class NAV, JHSB (JHAM) (B)(C)		185,434	2,861,252
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)		82,162	748,494
Floating Rate Income, Class NAV, JHF II (WAMCO)		62,867	531,226
Global Bond, Class NAV, JHF II (PIMCO)		14,762	188,654
Global Income, Class NAV, JHF II (Stone Harbor)		27,099	246,055
High Yield, Class NAV, JHBT (JHAM) (B)(C)		110,120	375,509
High Yield, Class NAV, JHF II (WAMCO)		54,617	438,027
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)		52,436	499,717
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)		255,440	2,674,454

U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)		33,661	374,647
Unaffiliated investment companies 14.1%			$1,792,334
(Cost $1,703,796)
Exchange-traded funds 14.1%			1,792,334
Global X MLP ETF		26,455	246,561
iShares U.S. Preferred Stock ETF		6,741	251,102
SPDR S&P International Dividend ETF		7,746	303,566
Vanguard Extended Duration Treasury ETF (D)		547	62,374
Vanguard Global ex-U.S. Real Estate ETF		2,040	123,196
Vanguard High Dividend Yield ETF		8,091	678,997

Vanguard Real Estate ETF (D)		1,603	126,538
Securities lending collateral 1.2%			$151,634
(Cost $151,629)
John Hancock Collateral Trust (E)	1.8769(F)	15,157	151,634

	Yield (%)	Shares	Value
Short-term investments 2.8%			$350,426
(Cost $350,426)
Money market funds 2.8%			350,426
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(F)	350,426	350,426

Total investments (Cost $12,908,711) 101.6%	$12,880,834
Other assets and liabilities, net (1.6)%	(201,297)
Total net assets 100.0%	$12,679,537

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $148,708.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 5-31-18.
2	JOHN HANCOCK INCOME ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

AFFILIATED UNDERLYING FUNDS' INVESTMENT MANAGERS
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	3

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies other than exchange-traded funds (ETFs) are valued at their respective NAVs each business day. ETFs held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investment in affiliated underlying funds. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund from its investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	155,324	62,602	(32,492)	185,434	$77,314	—	($14,430)	($100,148)	$2,861,252
Emerging Markets Debt	65,931	28,188	(11,957)	82,162	29,943	—	(201)	(60,303)	748,494
Floating Rate Income	54,549	23,941	(15,623)	62,867	17,652	—	(6,662)	6,639	531,226
Global Bond	12,690	4,852	(2,780)	14,762	85	—	30	(205)	188,654
Global Equity	36,032	20,530	(10,508)	46,054	8,565	$32,455	5,761	(38,251)	519,950
Global Income	22,666	8,515	(4,082)	27,099	10,533	—	(343)	(12,785)	246,055
Global Real Estate	22,385	7,051	(29,436)	—	3,838	—	(1,610)	(7,896)	—
Global Shareholder Yield	100,334	35,848	(35,066)	101,116	21,390	—	17,241	(33,924)	1,128,455
High Yield	52,841	18,983	(17,207)	54,617	20,943	—	(6,611)	(3,764)	438,027
High Yield (FKA Focused High Yield)	92,435	37,749	(20,064)	110,120	15,770	—	(471)	(11,375)	375,509
John Hancock Collateral Trust	—	221,850	(206,693)	15,157	—	—	(109)	5	151,634
Short Duration Credit Opportunities	39,013	22,322	(8,899)	52,436	12,884	—	(2,361)	(8,308)	499,717
Strategic Income Opportunities	213,341	83,632	(41,533)	255,440	69,036	—	(925)	(114,100)	2,674,454
U.S. High Yield Bond	28,541	10,989	(5,869)	33,661	15,037	—	(1,333)	(7,920)	374,647
					$302,990	$32,455	($12,024)	($392,335)	$10,738,074

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       4

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	448Q3	05/18
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		7/18

John Hancock

International Small Company Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 98.4%		$625,578,324
(Cost $483,748,248)
Australia 6.9%		43,730,815
3P Learning, Ltd. (A)	21,580	22,116
Accent Group, Ltd.	76,348	91,450
Adacel Technologies, Ltd.	11,849	15,303
Adairs, Ltd.	21,028	34,238
Adelaide Brighton, Ltd.	132,893	656,728
AED Oil, Ltd. (A)(B)	18,722	0
Aeon Metals, Ltd. (A)	46,964	13,618
Ainsworth Game Technology, Ltd.	30,363	26,582
Alkane Resources, Ltd. (A)(C)	43,417	9,183
ALS, Ltd.	89,838	506,576
Altium, Ltd.	24,722	389,569
AMA Group, Ltd. (C)	84,778	62,000
Amaysim Australia, Ltd. (C)	42,294	25,763
Ansell, Ltd.	40,231	796,588
AP Eagers, Ltd.	29,178	184,249
APN Outdoor Group, Ltd.	42,404	181,770
Apollo Tourism & Leisure, Ltd.	13,545	16,362
Appen, Ltd.	17,778	136,504
ARB Corp., Ltd.	19,298	312,511
Ardent Leisure Group	155,786	234,936
Asaleo Care, Ltd.	95,037	95,026
Atlas Arteria, Ltd.	136,446	686,353
Atlas Iron, Ltd. (A)	711,264	16,611
AUB Group, Ltd.	17,859	192,892
Aurelia Metals, Ltd. (A)	95,822	43,393
Ausdrill, Ltd.	96,782	184,461
Austal, Ltd.	94,062	130,335
Austin Engineering, Ltd. (A)	63,990	12,305
Australian Agricultural Company, Ltd. (A)	123,938	117,924
Australian Finance Group, Ltd. (C)	24,519	24,452
Australian Pharmaceutical Industries, Ltd.	121,309	124,009
Australian Vintage, Ltd.	84,634	37,325
Auswide Bank, Ltd.	4,752	19,793
Automotive Holdings Group, Ltd.	66,559	139,569
Aveo Group	113,999	221,813
AVJennings, Ltd.	46,118	25,806
Baby Bunting Group, Ltd.	10,158	11,356
Bapcor, Ltd.	70,657	357,146
Base Resources, Ltd. (A)	88,900	18,434
Beach Energy, Ltd.	525,374	647,824
Beadell Resources, Ltd. (A)(C)	123,034	6,303
Bega Cheese, Ltd.	50,441	275,978
Bellamy's Australia, Ltd. (A)	23,733	316,657
Blackmores, Ltd. (C)	3,441	396,049
Blue Energy, Ltd. (A)	150,000	13,524
Blue Sky Alternative Investments, Ltd. (C)	12,467	24,506
Bravura Solutions, Ltd.	33,720	78,654
Breville Group, Ltd.	23,948	209,498
Brickworks, Ltd.	22,057	259,099
Buru Energy, Ltd. (A)	64,288	17,962
BWX, Ltd.	28,245	128,665
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Cabcharge Australia, Ltd.	32,294	$51,413
Capilano Honey, Ltd.	1,673	21,054
Capitol Health, Ltd.	176,962	39,382
Capral, Ltd.	185,374	20,221
Cardno, Ltd. (A)	82,690	80,276
Carnarvon Petroleum, Ltd. (A)	224,590	23,702
carsales.com, Ltd.	57,395	633,207
Cash Converters International, Ltd. (A)	66,560	16,839
Catapult Group International, Ltd. (A)(C)	14,492	14,321
Cedar Woods Properties, Ltd.	16,896	81,637
Civmec, Ltd.	40,300	16,528
Class, Ltd.	16,518	29,514
Clean Seas Seafood, Ltd. (A)	333,186	13,365
Cleanaway Waste Management, Ltd.	588,197	721,832
Clinuvel Pharmaceuticals, Ltd. (A)	1,751	16,086
Clover Corp., Ltd.	22,948	24,318
Codan, Ltd.	27,423	60,901
Collection House, Ltd.	43,772	54,631
Collins Foods, Ltd.	33,092	137,998
Cooper Energy, Ltd. (A)(C)	392,787	111,167
Corporate Travel Management, Ltd.	15,707	291,473
Costa Group Holdings, Ltd.	53,702	311,601
Credit Corp. Group, Ltd.	16,619	237,427
CSG, Ltd. (A)	88,172	20,678
CSR, Ltd.	158,315	598,978
CuDeco, Ltd. (A)(B)	21,846	3,882
Data#3, Ltd.	32,272	39,629
Decmil Group, Ltd. (A)	38,117	33,201
Dicker Data, Ltd.	6,644	14,953
Domain Holdings Australia, Ltd.	65,705	161,131
Domino's Pizza Enterprises, Ltd.	8,400	312,042
Donaco International, Ltd.	38,314	4,918
Dongfang Modern Agriculture Holding Group, Ltd. (A)	26,600	27,716
Doray Minerals, Ltd. (A)	22,556	5,617
Downer EDI, Ltd.	173,875	921,048
DuluxGroup, Ltd.	97,656	548,765
DWS, Ltd.	21,883	21,478
Eclipx Group, Ltd.	58,241	151,062
Elders, Ltd.	32,491	216,714
Ellex Medical Lasers, Ltd. (A)	38,902	16,775
Energy Resources of Australia, Ltd. (A)	64,781	24,785
Energy World Corp., Ltd. (A)	226,411	34,165
EQT Holdings, Ltd.	5,139	79,398
ERM Power, Ltd.	49,837	57,885
Estia Health, Ltd.	28,726	70,823
Euroz, Ltd.	34,787	31,543
EVENT Hospitality and Entertainment, Ltd.	31,076	334,732
Fairfax Media, Ltd.	719,950	385,399
FAR, Ltd. (A)(C)	876,239	61,473
Finbar Group, Ltd.	69,516	49,882
Fleetwood Corp., Ltd.	21,283	32,122
FlexiGroup, Ltd.	72,533	121,483
Folkestone, Ltd.	26,892	22,769
Freedom Foods Group, Ltd.	11,660	50,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Freedom Insurance Group, Ltd. (A)	38,740	$12,595
G8 Education, Ltd.	114,130	214,609
Galaxy Resources, Ltd. (A)(C)	116,511	304,699
Gascoyne Resources, Ltd. (A)	63,093	27,451
Gateway Lifestyle	75,083	101,959
GBST Holdings, Ltd.	13,763	23,616
Genworth Mortgage Insurance Australia, Ltd.	71,185	131,656
Global Construction Services, Ltd.	30,965	17,157
Gold Road Resources, Ltd. (A)	271,265	154,734
GrainCorp, Ltd., Class A	60,844	367,709
Grange Resources, Ltd.	206,285	29,521
Greencross, Ltd.	27,362	92,955
Greenland Minerals & Energy, Ltd. (A)	176,827	10,939
GUD Holdings, Ltd.	25,794	251,266
GWA Group, Ltd.	55,958	150,681
Hansen Technologies, Ltd.	46,149	156,861
Healthscope, Ltd.	58,829	104,328
Helloworld Travel, Ltd. (C)	4,675	16,101
Highfield Resources, Ltd. (A)	40,292	23,745
Horizon Oil, Ltd. (A)	443,056	45,115
HT&E, Ltd. (C)	111,610	198,898
Huon Aquaculture Group, Ltd.	5,452	19,167
IDP Education, Ltd.	18,299	133,817
Iluka Resources, Ltd.	46,431	391,238
Imdex, Ltd. (A)	115,153	112,935
IMF Bentham, Ltd. (C)	55,649	112,361
Independence Group NL	143,639	523,142
Infigen Energy (A)	250,551	140,844
Infomedia, Ltd.	101,032	68,654
Inghams Group, Ltd.	56,247	168,279
Integral Diagnostics, Ltd.	24,311	51,219
Integrated Research, Ltd.	23,574	62,261
International Ferro Metals, Ltd. (A)(B)	9,556	114
InvoCare, Ltd.	29,842	297,389
IOOF Holdings, Ltd.	83,527	551,098
IPH, Ltd.	23,523	79,825
IRESS, Ltd.	36,769	286,644
iSelect, Ltd.	51,481	24,318
iSentia Group, Ltd.	35,198	23,381
IVE Group, Ltd.	34,635	58,263
Japara Healthcare, Ltd.	72,444	102,056
JB Hi-Fi, Ltd.	32,312	584,528
Jumbo Interactive, Ltd.	11,374	39,938
Karoon Gas Australia, Ltd. (A)	56,253	46,642
Kingsgate Consolidated, Ltd. (A)	71,822	15,745
Kingsrose Mining, Ltd. (A)	30,003	1,674
Kogan.com, Ltd.	9,189	62,872
Lifestyle Communities, Ltd. (C)	15,596	62,189
Link Administration Holdings, Ltd.	89,075	460,136
Lovisa Holdings, Ltd.	8,905	77,860
MACA, Ltd.	60,062	53,024
Macmahon Holdings, Ltd. (A)(C)	350,904	56,804
Magellan Financial Group, Ltd.	23,551	409,585
Mantra Group, Ltd.	81,522	243,228
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
MaxiTRANS Industries, Ltd.	51,752	$21,123
Mayne Pharma Group, Ltd. (A)(C)	371,268	216,958
MC Mining, Ltd. (A)	2,282	874
McMillan Shakespeare, Ltd.	19,196	245,159
McPherson's, Ltd.	20,700	24,643
Medusa Mining, Ltd. (A)	50,437	21,523
Melbourne IT, Ltd.	37,941	96,460
Mesoblast, Ltd. (A)(C)	77,978	89,968
Metals X, Ltd. (C)	131,963	88,274
Metcash, Ltd.	277,008	605,217
Michael Hill International, Ltd.	43,259	31,685
Michael Hill International, Ltd. (Australian Securities Exchange)	8,882	6,436
Millennium Minerals, Ltd. (A)	86,302	11,423
Mincor Resources NL (A)(C)	61,262	20,306
Mineral Deposits, Ltd. (A)	25,967	33,645
Mineral Resources, Ltd.	35,109	487,603
MMA Offshore, Ltd. (A)	237,016	41,903
MNF Group, Ltd.	8,989	33,714
Monadelphous Group, Ltd.	25,805	282,368
Monash IVF Group, Ltd.	42,419	37,817
Money3 Corp., Ltd.	24,886	37,786
Mortgage Choice, Ltd.	31,859	44,387
Motorcycle Holdings, Ltd.	5,321	14,556
Mount Gibson Iron, Ltd.	215,287	69,048
Myer Holdings, Ltd. (C)	238,448	77,360
MYOB Group, Ltd.	111,637	236,420
MyState, Ltd.	25,754	93,864
Navigator Global Investments, Ltd.	34,265	118,809
Navitas, Ltd.	59,618	198,120
NetComm Wireless, Ltd. (A)	27,395	23,928
New Hope Corp., Ltd.	52,852	98,664
NEXTDC, Ltd. (A)	9,629	54,280
nib Holdings, Ltd.	118,235	487,321
Nick Scali, Ltd.	13,053	66,354
Nine Entertainment Company Holdings, Ltd.	201,203	365,654
Northern Star Resources, Ltd.	164,020	777,070
NRW Holdings, Ltd. (A)	102,666	104,874
Nufarm, Ltd.	62,408	446,431
OceanaGold Corp.	156,504	385,044
OFX Group, Ltd.	66,543	91,418
Onevue Holdings, Ltd. (A)	26,955	16,423
oOh!media, Ltd.	40,990	162,177
Orora, Ltd.	295,825	767,089
OZ Minerals, Ltd.	86,006	637,831
Pacific Current Group, Ltd.	9,714	44,349
Pacific Energy, Ltd.	12,516	5,574
Pacific Smiles Group, Ltd.	11,867	16,042
Pact Group Holdings, Ltd.	50,469	215,651
Panoramic Resources, Ltd. (A)	85,975	35,660
Pantoro, Ltd. (A)	50,464	12,942
Paragon Care, Ltd.	76,290	46,381
Paringa Resources, Ltd. (A)	54,766	9,278
Peet, Ltd.	111,550	111,051
Pendal Group, Ltd.	38,770	284,695
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Perpetual, Ltd.	12,732	$368,281
Perseus Mining, Ltd. (A)	300,993	101,100
Pioneer Credit, Ltd.	11,509	28,980
Platinum Asset Management, Ltd.	49,370	225,906
PMP, Ltd. (A)	70,654	14,373
Praemium, Ltd. (A)	68,020	35,598
Premier Investments, Ltd.	29,251	350,262
Primary Health Care, Ltd.	150,039	424,106
Prime Media Group, Ltd.	115,482	26,102
Pro Medicus, Ltd.	10,129	56,530
PSC Insurance Group, Ltd.	9,460	19,986
PWR Holdings, Ltd.	10,032	19,684
QMS Media, Ltd.	16,075	13,669
Qube Holdings, Ltd. (C)	222,829	393,173
Quintis, Ltd. (A)(B)	84,711	18,899
Ramelius Resources, Ltd. (A)	159,170	70,982
RCR Tomlinson, Ltd.	49,441	128,281
Reckon, Ltd. (A)	25,906	20,835
Red River Resources, Ltd. (A)	130,095	27,911
Regis Healthcare, Ltd.	32,984	92,366
Regis Resources, Ltd.	119,151	426,288
Resolute Mining, Ltd.	222,951	208,873
Retail Food Group, Ltd. (C)	34,197	21,177
Ridley Corp., Ltd.	77,396	83,653
RPMGlobal Holdings, Ltd. (A)	1,806	886
Ruralco Holdings, Ltd.	7,211	16,701
RXP Services, Ltd.	37,930	15,468
Salmat, Ltd.	15,825	8,010
Sandfire Resources NL	45,259	296,292
Saracen Mineral Holdings, Ltd. (A)	220,163	358,929
SeaLink Travel Group, Ltd.	16,401	53,282
Select Harvests, Ltd.	28,721	150,742
Senetas Corp., Ltd. (A)	298,765	23,602
Senex Energy, Ltd. (A)	394,271	120,299
Servcorp, Ltd.	13,949	46,352
Service Stream, Ltd.	75,404	91,080
Seven Group Holdings, Ltd.	28,848	428,920
Seven West Media, Ltd.	295,377	182,492
SG Fleet Group, Ltd.	23,167	63,356
Shine Corporate, Ltd.	13,336	10,076
Sigma Healthcare, Ltd.	413,072	244,735
Silex Systems, Ltd. (A)	30,817	5,945
Silver Chef, Ltd.	8,737	28,308
Silver Lake Resources, Ltd. (A)	139,346	63,244
Sirtex Medical, Ltd.	15,216	337,985
SmartGroup Corp., Ltd.	21,092	179,433
Southern Cross Electrical Engineering, Ltd. (A)	16,667	8,547
Southern Cross Media Group, Ltd.	194,441	189,995
Spark Infrastructure Group	400,554	665,861
Specialty Fashion Group, Ltd. (A)	27,747	14,860
SpeedCast International, Ltd.	56,851	257,846
SRG, Ltd.	21,325	31,183
St. Barbara, Ltd.	133,150	480,636
Steadfast Group, Ltd.	198,531	418,901
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Australia (continued)
Strike Energy, Ltd. (A)(C)	44,431	$2,478
Sundance Energy Australia, Ltd. (A)	2,207,581	114,758
Sunland Group, Ltd.	30,172	41,204
Super Retail Group, Ltd.	39,181	251,030
Superloop, Ltd.	26,642	47,259
Syrah Resources, Ltd. (A)	75,649	179,075
Tassal Group, Ltd.	58,126	180,350
Technology One, Ltd.	61,346	198,797
The Citadel Group, Ltd.	4,192	20,586
The Reject Shop, Ltd.	7,826	39,136
Thorn Group, Ltd.	45,862	21,171
Tiger Resources, Ltd. (A)(B)	420,741	15,591
Troy Resources, Ltd. (A)	137,215	15,594
Villa World, Ltd.	30,864	54,601
Village Roadshow, Ltd. (A)	21,752	37,757
Virgin Australia Holdings, Ltd. (A)(C)	305,078	52,954
Virgin Australia Holdings, Ltd. (A)(B)	252,517	955
Virtus Health, Ltd.	22,711	94,715
Vita Group, Ltd.	34,628	25,398
Vocus Group, Ltd. (A)	49,412	89,835
Watpac, Ltd. (A)	13,238	8,007
Webjet, Ltd.	29,799	280,619
Webster, Ltd.	16,290	21,399
Western Areas, Ltd.	84,713	215,647
Westgold Resources, Ltd. (A)	60,504	77,251
Whitehaven Coal, Ltd.	123,284	488,068
WorleyParsons, Ltd.	62,558	782,461
WPP AUNZ, Ltd.	101,689	77,101
Austria 1.5%		9,501,803
Agrana Beteiligungs AG	987	110,423
ams AG	12,920	1,115,537
ANDRITZ AG	12,327	614,900
Austria Technologie & Systemtechnik AG	7,603	157,250
CA Immobilien Anlagen AG	21,078	738,521
DO & CO AG	1,986	116,779
EVN AG	11,068	218,831
FACC AG (A)	6,411	124,162
Flughafen Wien AG	768	29,607
IMMOFINANZ AG (A)	180,833	434,924
Kapsch TrafficCom AG	1,690	73,212
Lenzing AG	2,680	298,466
Mayr Melnhof Karton AG	2,131	306,426
Oesterreichische Post AG	7,569	350,600
Palfinger AG	4,400	167,256
POLYTEC Holding AG	4,411	67,082
Porr AG	2,836	104,115
Raiffeisen Bank International AG (A)	22,671	713,436
Rhi Magnesita NV (A)	7,466	503,632
Rosenbauer International AG	1,097	66,392
S IMMO AG	13,561	267,918
S&T AG	2,636	62,680
Schoeller-Bleckmann Oilfield Equipment AG	3,435	431,863
Semperit AG Holding (A)(C)	2,820	58,535
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Austria (continued)
Strabag SE	4,708	$196,907
Telekom Austria AG	37,338	329,670
UBM Development AG	500	25,160
UNIQA Insurance Group AG	43,062	507,563
Verbund AG	1,573	51,056
Vienna Insurance Group AG	10,086	289,187
Wienerberger AG	33,730	897,760
Zumtobel Group AG	8,698	71,953
Belgium 1.8%		11,364,608
Ackermans & van Haaren NV	6,520	1,110,601
AGFA-Gevaert NV (A)	47,964	171,604
Atenor	1,054	58,080
Banque Nationale de Belgique	55	183,332
Barco NV	3,185	394,184
Bekaert SA	11,249	419,235
Biocartis NV (A)(D)	2,672	39,088
bpost SA	21,976	388,851
Celyad SA (A)(C)	1,226	37,330
Cie d'Entreprises CFE	2,113	265,909
Cie Immobiliere de Belgique SA	872	54,903
Deceuninck NV	17,777	56,386
D'ieteren SA	8,384	362,947
Econocom Group SA (A)	34,482	212,456
Elia System Operator SA	7,808	494,118
Euronav NV (C)	38,775	356,411
EVS Broadcast Equipment SA	3,643	87,057
Exmar NV (A)	10,007	78,112
Fagron	11,522	189,297
Galapagos NV (A)	11,800	1,199,753
Gimv NV	4,110	244,410
Ion Beam Applications (A)(C)	5,754	150,899
Jensen-Group NV	878	38,514
Kinepolis Group NV	4,232	277,399
Lotus Bakeries	81	222,294
MDxHealth (A)(C)	7,253	31,608
Melexis NV	5,085	507,632
Nyrstar NV (A)(C)	19,891	114,876
Ontex Group NV (C)	16,821	457,641
Orange Belgium SA	8,511	167,631
Picanol	683	75,705
RealDolmen	745	31,588
Recticel SA	14,373	167,493
Resilux	305	49,278
Roularta Media Group NV (A)	668	17,821
Sioen Industries NV	2,024	68,764
Sipef SA (A)	1,675	116,796
TER Beke SA	176	34,315
Tessenderlo Group SA (A)	9,350	366,470
ThromboGenics NV (A)(C)	9,703	58,874
TiGenix NV (A)	46,937	96,391
Umicore SA	31,526	1,778,372
Van de Velde NV	1,691	64,830
Viohalco SA (A)	18,237	65,353
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Bermuda 0.2%		$1,155,200
Hiscox, Ltd.	57,948	1,155,200
Cambodia 0.0%		143,526
NagaCorp, Ltd.	148,000	143,526
Canada 7.7%		48,668,281
5N Plus, Inc. (A)	22,489	60,012
Absolute Software Corp.	10,802	57,734
Acadian Timber Corp.	2,634	39,370
Advantage Oil & Gas, Ltd. (A)	60,728	181,257
Aecon Group, Inc.	16,603	191,819
Ag Growth International, Inc.	4,200	186,807
AGF Management, Ltd., Class B	22,942	119,965
AGT Food & Ingredients, Inc. (C)	6,651	80,226
Aimia, Inc. (C)	38,462	69,117
AirBoss of America Corp.	4,809	50,998
AKITA Drilling, Ltd., Class A	300	1,617
Alamos Gold, Inc., Class A	106,904	591,163
Alaris Royalty Corp.	14,697	177,507
Alcanna, Inc.	8,076	56,992
Alexco Resource Corp. (A)(C)	20,537	27,243
Algoma Central Corp.	4,052	48,439
Alio Gold, Inc. (A)(C)	9,897	16,335
Altius Minerals Corp.	11,900	129,408
Altus Group, Ltd.	11,740	264,843
Americas Silver Corp. (A)	8,321	29,136
Amerigo Resources, Ltd. (A)	34,600	26,018
Andrew Peller, Ltd., Class A	9,193	127,834
Aritzia, Inc. (A)	1,100	11,708
Asanko Gold, Inc. (A)	16,631	20,138
Athabasca Oil Corp. (A)	150,957	203,744
ATS Automation Tooling Systems, Inc. (A)	28,791	450,095
AutoCanada, Inc. (C)	8,443	110,633
B2Gold Corp. (A)	169,780	464,846
Badger Daylighting, Ltd. (C)	10,808	243,151
Balmoral Resources, Ltd. (A)	20,000	3,162
Baytex Energy Corp. (A)	74,248	312,087
Bellatrix Exploration, Ltd. (A)(C)	9,891	11,595
Birch Mountain Resources, Ltd. (A)(B)	11,200	1
Birchcliff Energy, Ltd. (C)	56,573	199,397
Bird Construction, Inc. (C)	10,185	57,186
Black Diamond Group, Ltd. (C)	13,617	34,132
BlackPearl Resources, Inc. (A)	106,908	115,434
BMTC Group, Inc.	3,096	36,772
Bonavista Energy Corp. (C)	81,137	100,749
Bonterra Energy Corp. (C)	8,401	107,880
Boralex, Inc., Class A (C)	16,007	269,129
Brookfield Real Estate Services, Inc.	2,000	26,654
BSM Technologies, Inc. (A)(C)	11,900	11,564
Calfrac Well Services, Ltd. (A)(C)	36,548	195,340
Calian Group, Ltd.	2,739	66,732
Callidus Capital Corp. (C)	4,449	21,823
Canaccord Genuity Group, Inc.	35,999	178,246
Canacol Energy, Ltd. (A)	37,069	122,077
Canadian Western Bank (C)	28,013	728,952
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Canfor Corp. (A)	18,680	$467,792
Canfor Pulp Products, Inc.	10,068	175,798
CanWel Building Materials Group, Ltd.	15,150	83,894
Capital Power Corp.	26,576	512,622
Capstone Mining Corp. (A)	129,433	107,811
Cardinal Energy, Ltd. (C)	24,437	99,135
Cargojet, Inc.	900	45,368
Cascades, Inc.	23,355	224,976
Celestica, Inc. (A)	34,782	418,747
Centerra Gold, Inc. (A)	68,716	360,910
Centerra Gold, Inc. (New York Stock Exchange) (A)	1,244	6,506
Cervus Equipment Corp.	3,597	41,585
CES Energy Solutions Corp.	50,762	209,844
Chesswood Group, Ltd.	3,200	25,642
China Gold International Resources Corp., Ltd. (A)	76,782	151,598
Chinook Energy, Inc. (A)	38,191	6,333
Cineplex, Inc. (C)	17,505	386,255
Clearwater Seafoods, Inc. (C)	7,000	26,238
Cogeco Communications, Inc.	1,996	104,757
Cogeco, Inc.	1,592	80,116
Colliers International Group, Inc.	4,265	307,688
Colliers International Group, Inc. (New York Stock Exchange)	4,844	349,252
Computer Modelling Group, Ltd.	23,633	174,067
Conifex Timber, Inc. (A)	5,700	25,278
Continental Gold, Inc. (A)	40,176	113,098
Copper Mountain Mining Corp. (A)	41,468	34,221
Corby Spirit and Wine, Ltd.	3,744	60,639
Corridor Resources, Inc. (A)	11,000	7,126
Corus Entertainment, Inc., B Shares	23,832	114,510
Cott Corp.	36,919	581,718
Cott Corp. (New York Stock Exchange)	3,270	51,601
Crew Energy, Inc. (A)	49,048	91,166
CRH Medical Corp. (A)	18,492	63,608
Delphi Energy Corp. (A)	58,867	41,769
Denison Mines Corp. (A)	139,019	63,259
Detour Gold Corp. (A)	26,266	207,640
DHX Media, Ltd. (C)	47,308	122,229
DIRTT Environmental Solutions (A)	17,908	87,151
Dorel Industries, Inc., Class B	8,944	151,412
DREAM Unlimited Corp., Class A (A)	6,900	54,706
Dundee Precious Metals, Inc. (A)	46,670	122,380
ECN Capital Corp.	11,948	33,266
EcoSynthetix, Inc. (A)	3,185	4,544
E-L Financial Corp., Ltd.	174	108,029
Eldorado Gold Corp. (A)	187,596	212,684
Endeavour Silver Corp. (A)	9,037	25,300
Endeavour Silver Corp. (New York Stock Exchange) (A)	1,400	3,934
Enercare, Inc.	25,390	337,202
Enerflex, Ltd.	26,202	296,455
Enerplus Corp.	50,100	612,436
Enghouse Systems, Ltd.	4,682	241,683
Ensign Energy Services, Inc.	44,538	201,634
Entertainment One, Ltd.	55,582	221,200
Equitable Group, Inc. (C)	3,598	151,651
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Essential Energy Services, Ltd. (A)	57,270	$26,060
Evertz Technologies, Ltd.	7,817	102,611
Exchange Income Corp. (C)	1,791	46,840
Exco Technologies, Ltd.	7,490	54,300
EXFO, Inc. (A)	8	28
EXFO, Inc. (Toronto Stock Exchange) (A)	1,146	3,995
Extendicare, Inc.	26,895	152,874
Fiera Capital Corp.	11,467	105,596
Firm Capital Mortgage Investment Corp.	6,400	64,267
First Majestic Silver Corp. (A)	42,481	301,095
First Mining Gold Corp. (A)	127,000	49,954
First National Financial Corp. (C)	4,398	93,177
FirstService Corp.	4,746	333,970
FirstService Corp. (New York Stock Exchange)	3,794	267,060
Fission Uranium Corp. (A)	84,816	42,519
Fortress Global Enterprises, Inc. (A)(C)	2,404	5,655
Fortuna Silver Mines, Inc. (A)	48,567	268,568
Fraser Papers, Inc. (A)(B)	4,800	0
Freehold Royalties, Ltd.	19,081	179,685
Gamehost, Inc.	4,700	42,991
GDI Integrated Facility Services, Inc. (A)	1,700	22,210
Gear Energy, Ltd. (A)	30,000	25,914
Genesis Land Development Corp.	1,561	4,599
Genworth MI Canada, Inc. (C)	17,625	545,225
Gibson Energy, Inc.	28,959	397,555
Glacier Media, Inc. (A)	8,800	5,633
Gluskin Sheff + Associates, Inc.	7,742	98,044
GMP Capital, Inc.	17,308	37,377
goeasy, Ltd.	2,430	79,013
Golden Star Resources, Ltd. (A)	85,896	60,285
Golden Star Resources, Ltd. (New York Stock Exchange) (A)	13,800	9,701
Gran Tierra Energy, Inc. (A)	117,929	383,820
Granite Oil Corp. (C)	7,935	18,298
Great Canadian Gaming Corp. (A)	14,234	572,061
Great Panther Silver, Ltd. (A)	34,334	42,898
Great Panther Silver, Ltd. (New York Stock Exchange) (A)	1,300	1,612
Guardian Capital Group, Ltd., Class A	1,800	32,291
Guyana Goldfields, Inc. (A)	41,436	156,272
Hanfeng Evergreen, Inc. (A)(B)	3,700	14
Heroux-Devtek, Inc. (A)	9,143	115,856
High Liner Foods, Inc.	6,243	50,219
Home Capital Group, Inc. (A)(C)	20,748	225,306
Horizon North Logistics, Inc.	36,326	79,006
Hudbay Minerals, Inc.	77,782	499,710
Hudson's Bay Company (C)	19,500	144,979
IAMGOLD Corp. (A)	132,574	828,204
IBI Group, Inc. (A)	3,200	16,536
Imperial Metals Corp. (A)(C)	20,280	29,405
Indigo Books & Music, Inc. (A)	700	9,712
Information Services Corp.	2,500	34,128
Innergex Renewable Energy, Inc.	29,227	306,336
InPlay Oil Corp. (A)	7,300	10,754
Interfor Corp. (A)	22,629	450,102
International Tower Hill Mines, Ltd. (A)	4,097	2,875
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
Intertape Polymer Group, Inc.	14,329	$211,410
Iron Bridge Resources, Inc. (A)	49,317	30,048
Just Energy Group, Inc.	29,930	111,031
KAB Distribution, Inc. (A)(B)	18,405	0
K-Bro Linen, Inc.	2,386	64,131
Kelt Exploration, Ltd. (A)	38,455	254,172
Kinaxis, Inc. (A)	3,091	203,254
Kingsway Financial Services, Inc. (A)	2,175	8,387
Kirkland Lake Gold, Ltd.	35,698	656,363
Klondex Mines, Ltd. (A)	45,140	110,013
Knight Therapeutics, Inc. (A)	27,733	171,968
KP Tissue, Inc.	1,200	9,523
Labrador Iron Ore Royalty Corp.	6,400	118,365
Largo Resources, Ltd. (A)(C)	20,500	28,775
Lassonde Industries, Inc.	200	43,730
Laurentian Bank of Canada	10,806	376,702
Leagold Mining Corp. (A)	25,100	54,397
Leon's Furniture, Ltd.	7,041	99,104
Lightstream Resources, Ltd. (A)(B)	75,972	6,738
Lucara Diamond Corp.	95,630	151,197
Lundin Gold, Inc. (A)	10,900	42,874
Magellan Aerospace Corp.	4,483	59,988
Mainstreet Equity Corp. (A)	1,722	54,452
Major Drilling Group International, Inc. (A)	22,638	127,454
Mandalay Resources Corp.	99,178	15,681
Marathon Gold Corp. (A)	15,600	11,189
Martinrea International, Inc.	24,094	288,957
Maxim Power Corp. (A)	6,300	12,001
Mediagrif Interactive Technologies, Inc.	1,800	15,618
Medical Facilities Corp.	9,330	101,892
MedReleaf Corp. (A)	7,622	148,313
MEG Energy Corp. (A)	54,584	390,668
Melcor Developments, Ltd.	4,800	56,307
Metro, Inc.	1,210	39,923
Mitel Networks Corp. (A)	20,602	226,898
Morguard Corp.	1,078	138,928
Morneau Shepell, Inc.	13,961	276,184
Mountain Province Diamonds, Inc. (A)	6,000	15,271
MTY Food Group, Inc.	5,079	188,337
Mullen Group, Ltd. (C)	30,550	352,953
Nautilus Minerals, Inc. (A)	50,929	8,249
Nevsun Resources, Ltd.	91,485	291,403
New Gold, Inc. (A)	140,306	325,714
Newalta Corp. (A)(C)	21,912	21,969
NFI Group, Inc.	10,330	433,165
Norbord, Inc.	2,247	93,703
North American Construction Group, Ltd.	5,335	33,946
Northland Power, Inc.	6,989	128,989
NuVista Energy, Ltd. (A)	53,805	387,997
Obsidian Energy, Ltd. (A)	166,821	189,131
Orbite Technologies, Inc. (A)(B)	105,500	8,137
Osisko Gold Royalties, Ltd.	34,530	353,396
Painted Pony Energy, Ltd. (A)(C)	27,028	55,240
Pan American Silver Corp.	43,979	777,417
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Canada (continued)
Paramount Resources, Ltd., Class A (A)	25,426	$310,815
Parex Resources, Inc. (A)	41,004	740,324
Park Lawn Corp.	4,610	88,211
Parkland Fuel Corp.	20,602	502,418
Pason Systems, Inc.	13,887	215,492
Pengrowth Energy Corp. (A)	148,974	110,300
PHX Energy Services Corp. (A)	11,019	17,932
Pine Cliff Energy, Ltd. (A)(C)	49,800	12,675
Pizza Pizza Royalty Corp.	6,978	66,842
Points International, Ltd. (A)	3,410	49,417
Polaris Infrastructure, Inc.	3,800	51,874
Pollard Banknote, Ltd.	800	14,018
PolyMet Mining Corp. (A)(C)	20,250	16,086
Precision Drilling Corp. (A)	104,181	359,965
Premier Gold Mines, Ltd. (A)	37,845	78,807
Premium Brands Holdings Corp.	6,357	568,924
Pretium Resources, Inc. (A)	7,200	52,087
Pulse Seismic, Inc. (C)	17,551	39,255
Quarterhill, Inc.	36,398	45,757
Questerre Energy Corp., Class A (A)	41,900	29,407
Raging River Exploration, Inc. (A)	55,652	330,495
RB Energy, Inc. (A)	50,909	31
Recipe Unlimited Corp.	3,191	67,556
Reitmans Canada, Ltd., Class A	15,656	47,936
Richelieu Hardware, Ltd.	15,354	354,660
Rocky Mountain Dealerships, Inc.	6,328	55,735
Rogers Sugar, Inc.	27,887	116,357
Roxgold, Inc. (A)	53,900	50,716
Russel Metals, Inc.	19,286	435,965
Sabina Gold & Silver Corp. (A)	44,568	56,372
Sandstorm Gold, Ltd. (A)	51,879	236,068
Savaria Corp.	5,800	77,119
Seabridge Gold, Inc. (A)	2,300	25,739
Secure Energy Services, Inc.	50,904	308,580
SEMAFO, Inc. (A)	86,252	234,822
ShawCor, Ltd.	18,378	366,114
Sienna Senior Living, Inc. (C)	14,226	180,047
Sierra Metals, Inc. (A)	4,000	10,952
Sierra Wireless, Inc. (A)	10,125	166,407
Sleep Country Canada Holdings, Inc. (D)	7,678	188,782
Solium Capital, Inc. (A)	11,329	97,248
Spartan Energy Corp. (A)	38,455	198,118
Sprott Resource Holdings, Inc. (A)	137,010	12,680
Sprott, Inc. (C)	56,751	136,560
SSR Mining, Inc. (A)	39,997	409,348
Stantec, Inc.	10,474	264,233
Stella-Jones, Inc.	12,106	436,865
STEP Energy Services, Ltd. (A)(D)	3,024	27,217
Stornoway Diamond Corp. (A)	43,566	16,296
Strad Energy Services, Ltd. (A)	8,902	10,504
Street Capital Group, Inc. (A)(C)	13,900	9,005
Stuart Olson, Inc.	7,100	42,164
SunOpta, Inc. (A)	22,645	185,827
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	17,220
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
Canada (continued)
Superior Plus Corp.	45,440	$433,513
Supremex, Inc.	5,000	13,998
Surge Energy, Inc. (C)	91,176	170,173
Tamarack Valley Energy, Ltd. (A)	26,497	88,078
Taseko Mines, Ltd. (A)	53,246	56,671
Taseko Mines, Ltd. (New York Stock Exchange) (A)	5,290	5,713
Teranga Gold Corp. (A)	25,676	106,538
TFI International, Inc.	24,278	737,178
The Descartes Systems Group, Inc. (A)	20,006	596,971
The Intertain Group, Ltd. (A)	3,000	35,863
The North West Company, Inc.	12,630	273,329
The Stars Group, Inc. (A)	6,200	209,918
Theratechnologies, Inc. (A)	15,900	165,916
Timbercreek Financial Corp.	6,312	44,787
TMAC Resources, Inc. (A)	2,100	9,928
TMX Group, Ltd.	8,238	516,606
TORC Oil & Gas, Ltd.	36,842	220,779
Torex Gold Resources, Inc. (A)	7,738	75,554
Toromont Industries, Ltd.	12,135	544,793
Torstar Corp., Class B	17,964	20,228
Total Energy Services, Inc.	14,506	134,924
TransAlta Corp.	83,976	431,991
TransAlta Renewables, Inc. (C)	26,287	249,773
Transcontinental, Inc., Class A	20,010	450,943
TransGlobe Energy Corp. (A)	27,604	70,255
Trevali Mining Corp. (A)	166,930	136,469
Trican Well Service, Ltd. (A)	112,770	278,316
Tricon Capital Group, Inc.	30,682	261,718
Trinidad Drilling, Ltd. (A)	83,866	113,839
Trisura Group, Ltd. (A)	1,900	38,246
Uni-Select, Inc.	13,505	208,835
UrtheCast Corp. (A)	16,800	3,693
Valener, Inc.	12,546	198,069
Vecima Networks, Inc.	1,797	12,224
Wajax Corp.	6,547	126,537
Wesdome Gold Mines, Ltd. (A)	36,961	63,569
Western Energy Services Corp. (A)	26,726	23,704
Western Forest Products, Inc.	112,882	242,027
WestJet Airlines, Ltd.	1,400	21,606
Westport Fuel Systems, Inc. (A)	2,300	6,049
Westshore Terminals Investment Corp.	15,865	281,424
Whitecap Resources, Inc.	53,262	385,724
Winpak, Ltd.	8,836	301,144
Xtreme Drilling Corp. (A)	5,159	7,799
Yamana Gold, Inc.	100,302	291,639
Yangarra Resources, Ltd. (A)	19,153	87,449
Yellow Pages, Ltd. (A)	4,514	32,412
ZCL Composites, Inc. (C)	9,830	69,749
Zenith Capital Corp. (A)(B)	5,300	899
China 0.1%		722,027
Bund Center Investment, Ltd.	55,500	28,666
China Chuanglian Education Financial Group, Ltd. (A)	948,000	11,566
Delong Holdings, Ltd. (A)	6,900	22,734
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
China (continued)
FIH Mobile, Ltd.	768,000	$142,618
Goodbaby International Holdings, Ltd.	283,000	173,588
Huan Yue Interactive Holdings, Ltd. (A)	176,000	20,353
Microport Scientific Corp.	65,000	88,518
Nanfang Communication Holdings, Ltd.	52,000	29,790
New Sports Group, Ltd. (A)	372,500	37,736
Sino Gas & Energy Holdings, Ltd. (A)	564,204	99,925
Sino Grandness Food Industry Group, Ltd. (A)(C)	140,799	25,231
Sky Light Holdings, Ltd.	52,000	4,739
TK Group Holdings, Ltd.	48,000	36,563
Denmark 2.0%		12,377,150
ALK-Abello A/S (A)	1,619	261,966
Alm Brand A/S	19,494	197,338
Ambu A/S, Series B	37,345	1,121,368
Bang & Olufsen A/S (A)	10,302	221,580
Bavarian Nordic A/S (A)(C)	7,896	242,940
Brodrene Hartmann A/S	809	49,074
Columbus A/S	19,422	45,054
D/S Norden A/S (A)	8,232	153,497
Dfds A/S	8,410	499,891
FLSmidth & Company A/S	10,624	712,429
Fluegger A/S, B Shares	225	12,644
GN Store Nord A/S	36,387	1,389,329
H+H International A/S, Class B (A)	3,161	51,230
Harboes Bryggeri A/S, Class B	1,452	20,872
IC Group A/S	2,299	57,998
Jeudan A/S	397	59,301
Jyske Bank A/S	16,167	880,285
Matas A/S	3,775	38,607
Nilfisk Holding A/S (A)	7,602	346,211
NKT A/S (A)(C)	8,273	235,434
NNIT A/S (D)	2,476	62,552
Nordjyske Bank A/S	2,607	77,348
North Media AS	1,803	10,861
Parken Sport & Entertainment A/S	1,137	13,314
Per Aarsleff Holding A/S	5,190	184,135
Ringkjoebing Landbobank A/S	5,970	345,357
Rockwool International A/S, A Shares	380	115,685
Rockwool International A/S, B Shares	2,094	738,240
Royal Unibrew A/S	11,745	842,594
RTX A/S	2,386	67,899
Santa Fe Group A/S (A)	4,792	23,461
Scandinavian Tobacco Group A/S (D)	2,569	37,994
Schouw & Company A/S	3,669	330,121
SimCorp A/S	10,985	889,599
Solar A/S, B Shares	1,498	95,955
Spar Nord Bank A/S	26,888	291,985
Sydbank A/S	21,448	726,833
Tivoli A/S	271	27,887
TK Development A/S (A)	17,289	18,447
Topdanmark A/S	15,484	694,344
United International Enterprises	482	107,446
Vestjysk Bank A/S (A)	22,576	9,102
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Denmark (continued)
Zealand Pharma A/S (A)	4,570	$68,943
Faeroe Islands 0.0%		16,901
BankNordik P/F	953	16,901
Finland 2.5%		16,025,920
Afarak Group OYJ (A)	11,970	13,625
Aktia Bank OYJ	9,926	96,276
Alma Media OYJ	11,325	93,233
Amer Sports OYJ (A)	33,027	1,068,901
Apetit OYJ	1,524	23,949
Asiakastieto Group OYJ (A)(D)	559	19,362
Aspo OYJ	5,505	57,274
Atria OYJ	3,641	47,939
BasWare OYJ (A)	2,688	121,346
Bittium OYJ	10,462	63,990
Cargotec OYJ, B Shares	12,137	623,295
Caverion OYJ (A)	25,539	213,445
Citycon OYJ	120,389	266,911
Cramo OYJ	11,717	263,114
Digia OYJ	3,370	10,271
Elisa OYJ	25,968	1,163,405
Ferratum OYJ	2,783	77,487
Finnair OYJ	19,718	245,274
Fiskars OYJ ABP	9,749	220,681
F-Secure OYJ	25,386	113,970
HKScan OYJ, A Shares	11,127	40,491
Huhtamaki OYJ	26,131	1,066,328
Ilkka-Yhtyma OYJ	2,083	7,871
Kemira OYJ	34,890	454,659
Kesko OYJ, A Shares	4,901	277,471
Kesko OYJ, B Shares	18,134	1,065,656
Konecranes OYJ	14,408	603,796
Lassila & Tikanoja OYJ	8,112	153,667
Metsa Board OYJ	58,883	673,926
Metso OYJ	25,636	887,212
Nokian Renkaat OYJ	31,696	1,228,125
Olvi OYJ, A Shares	4,110	144,313
Oriola OYJ, B Shares	37,547	130,476
Orion OYJ, Class A	5,600	178,556
Orion OYJ, Class B	1,743	51,556
Outokumpu OYJ	90,690	574,299
Outotec OYJ (A)	50,915	476,047
Pihlajalinna OYJ	643	8,921
Ponsse OYJ	2,655	93,705
Poyry OYJ	12,889	85,745
QT Group OYJ (A)	2,996	23,731
Raisio OYJ	29,283	123,818
Ramirent OYJ	24,377	252,977
Rapala VMC OYJ	617	2,453
Raute OYJ, A Shares	728	23,753
Revenio Group OYJ	4,368	70,014
Sanoma OYJ	23,627	241,955
SRV Group OYJ	8,532	26,804
Stockmann OYJ ABP, A Shares (A)	1,949	8,863
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Finland (continued)
Stockmann OYJ ABP, B Shares (A)	10,220	$47,799
Technopolis OYJ	44,950	209,739
Teleste OYJ	2,221	18,460
Tieto OYJ	14,792	516,777
Tikkurila OYJ	9,728	173,214
Tokmanni Group Corp.	8,619	71,704
Uponor OYJ	15,403	252,086
Vaisala OYJ, A Shares	5,392	137,498
Valmet OYJ	30,485	560,470
YIT OYJ	42,644	257,237
France 4.6%		29,089,986
ABC arbitrage	8,824	70,234
Actia Group	2,573	24,385
Air France-KLM (A)	40,150	318,242
Akka Technologies	1,317	91,034
Albioma SA	6,640	154,904
Altamir	5,040	97,818
Alten SA	6,551	661,186
Altran Technologies SA	60,140	887,641
Amplitude Surgical SAS (A)	4,624	19,369
Antalis International SAS (A)	2,714	4,873
APRIL SA	6,582	101,625
Archos (A)	432	455
Assystem	3,035	103,074
Aubay	2,137	96,329
Axway Software SA	2,311	58,183
Bastide le Confort Medical	733	46,158
Beneteau SA	11,528	249,123
Bigben Interactive	3,177	53,571
Boiron SA	2,245	183,733
Bonduelle SCA	4,356	166,425
Bourbon Corp. (C)	4,510	29,062
Burelle SA	85	134,140
Casino Guichard Perrachon SA (C)	5,970	258,383
Catering International Services	1,089	23,673
Cegedim SA (A)	1,780	75,209
CGG SA (A)	18,276	47,611
Chargeurs SA	5,406	151,499
Cie des Alpes	2,539	91,571
Cie Plastic Omnium SA	12,132	560,726
Coface SA	25,025	265,954
Derichebourg SA	22,002	133,796
Devoteam SA	1,595	193,963
Edenred	41,395	1,327,523
Electricite de Strasbourg SA	351	50,516
Elior Group SA (D)	19,336	322,309
Elis SA	12,512	270,285
Eramet	2,498	438,164
Esso SA Francaise	871	51,982
Etablissements Maurel et Prom (A)	9,152	60,839
Europcar Groupe SA (D)	7,686	79,944
Eutelsat Communications SA	15,347	295,124
Exel Industries SA, A Shares	343	42,275
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Fleury Michon SA	344	$18,782
Fnac Darty SA (A)	5,255	552,868
Gaumont SA	489	78,556
Gaztransport Et Technigaz SA	5,930	352,855
GEA	126	14,797
Getlink	38,547	522,042
GL Events	2,191	66,167
Groupe Crit	997	103,880
Groupe Flo (A)	30,765	9,257
Groupe Gorge (A)	1,438	23,465
Groupe Open	1,805	67,902
Guerbet	1,640	104,959
Haulotte Group SA	3,951	75,279
HERIGE SADCS	539	26,097
HiPay Group SA (A)	1,631	27,538
ID Logistics Group (A)	507	91,949
Imerys SA	6,520	555,739
Ingenico Group SA (C)	10,950	876,899
Interparfums SA	1,014	47,240
IPSOS	10,785	368,308
Jacquet Metal Service	4,366	138,454
Kaufman & Broad SA	3,777	177,583
Korian SA	13,159	444,558
Lagardere SCA (C)	36,324	982,370
Laurent-Perrier	809	87,871
Le Belier	517	34,678
Lectra	5,145	130,419
Linedata Services	957	39,586
LISI	4,899	194,098
LNA Sante SA	1,630	100,622
Maisons du Monde SA (D)	1,817	73,545
Maisons France Confort SA	1,083	57,299
Manitou BF SA	3,046	126,010
Manutan International	731	70,878
Mersen SA	3,948	168,259
METabolic EXplorer SA (A)	8,100	20,248
Metropole Television SA (C)	6,417	135,636
MGI Coutier	3,689	119,291
Naturex (A)	1,879	294,616
Neopost SA	10,560	293,630
Nexans SA	7,963	355,956
Nexity SA	10,836	631,112
Nicox (A)(C)	6,072	58,911
NRJ Group (A)	5,323	50,408
Oeneo SA	7,816	95,420
Onxeo SA (A)(C)	11,077	16,258
Onxeo SA (Copenhagen Stock Exchange) (A)	2,056	3,038
Orpea	5,755	755,842
Parrot SA (A)	4,620	24,290
Pierre & Vacances SA (A)	1,671	70,297
Plastivaloire	1,440	30,853
PSB Industries SA	506	28,719
Rallye SA (C)	7,709	101,939
Recylex SA (A)(C)	4,454	48,276
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
France (continued)
Rexel SA	67,387	$991,333
Robertet SA	258	166,103
Rothschild & Company	4,666	163,438
Rubis SCA	23,643	1,666,493
Samse SA	285	58,289
Sartorius Stedim Biotech	4,928	487,102
Savencia SA	1,381	129,150
Seche Environnement SA	1,291	44,568
Sequana SA (A)(C)	13,574	8,843
Societe BIC SA	724	70,364
Societe Marseillaise du Tunnel Prado-Carenage SA	219	5,942
SOITEC (A)	5,261	480,238
Solocal Group (A)	127,202	159,357
Somfy SA	2,050	206,026
Sopra Steria Group	4,374	871,129
SPIE SA	12,387	238,166
Ste Industrielle d'Aviation Latecoere SA (A)	19,817	114,714
Stef SA	1,010	126,383
Synergie SA	2,704	151,999
Tarkett SA	3,863	107,251
Technicolor SA	88,478	153,041
Television Francaise 1	18,691	204,085
Tessi SA (A)	520	107,491
TFF Group	676	33,393
Thermador Groupe	2,052	140,683
Touax SCA (A)	979	11,793
Trigano SA	2,414	480,040
Ubisoft Entertainment SA (A)	18,479	2,007,710
Union Financiere de France BQE SA	877	29,705
Vallourec SA (A)(C)	81,681	504,829
Valneva SE (A)(C)	15,085	68,835
Vetoquinol SA	1,028	59,930
Vicat SA	5,563	383,180
VIEL & Cie SA	6,888	45,474
Vilmorin & Cie SA	1,679	112,870
Virbac SA (A)	1,060	153,839
Vranken-Pommery Monopole SA	828	22,360
Worldline SA (A)(D)	1,478	85,381
Gabon 0.0%		38,756
Total Gabon	211	38,756
Georgia 0.0%		259,627
Bank of Georgia Group PLC	10,443	259,627
Germany 5.9%		37,628,034
7C Solarparken AG (A)	3,470	11,015
Aareal Bank AG	17,178	736,930
Adler Modemaerkte AG	2,325	12,242
ADLER Real Estate AG (A)	3,743	63,589
ADO Properties SA (D)	7,667	401,983
ADVA Optical Networking SE (A)	17,259	123,850
AIXTRON SE (A)	17,077	255,879
All for One Steeb AG	87	6,900
Allgeier SE	1,638	51,613
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Amadeus Fire AG	1,391	$154,640
Atoss Software AG	440	44,168
Aurubis AG	11,266	916,428
Axel Springer SE	5,236	380,486
Basler AG	410	86,996
Bauer AG	3,326	89,345
BayWa AG	4,458	152,759
Bechtle AG	7,999	702,886
Bertrandt AG	1,515	172,708
Bijou Brigitte AG	1,177	66,126
Bilfinger SE	11,197	494,782
Borussia Dortmund GmbH & Company KGaA	19,777	136,447
CANCOM SE	4,378	495,601
Carl Zeiss Meditec AG	6,863	475,062
CECONOMY AG	19,820	193,844
CENIT AG	2,412	57,569
CENTROTEC Sustainable AG	2,623	43,360
Cewe Stiftung & Company KGaA	1,335	132,144
comdirect bank AG	8,543	121,448
CompuGroup Medical SE	5,811	256,341
CropEnergies AG	7,965	55,280
CTS Eventim AG & Company KGaA	10,094	486,258
Data Modul AG	635	49,356
DEAG Deutsche Entertainment AG (A)	3,471	12,969
Delticom AG	2,124	21,695
Deutsche Beteiligungs AG	3,161	127,099
Deutsche EuroShop AG	14,974	547,590
Deutsche Pfandbriefbank AG (D)	26,839	408,825
Deutz AG	36,545	296,177
DIC Asset AG	12,755	141,400
Diebold Nixdorf AG	995	68,808
DMG Mori AG	7,212	420,370
Dr Hoenle AG	1,598	150,431
Draegerwerk AG & Company KGaA	970	56,770
Duerr AG	6,252	627,660
Eckert & Ziegler AG	1,452	60,822
Elmos Semiconductor AG	3,317	102,291
ElringKlinger AG	9,007	144,358
Energiekontor AG	776	13,572
Euromicron AG (A)	2,304	18,247
Fielmann AG	3,044	241,578
First Sensor AG	1,174	29,410
Francotyp-Postalia Holding AG	2,607	11,139
Freenet AG	35,959	1,032,257
FUCHS PETROLUB SE	1,588	79,732
Gerresheimer AG	8,756	681,775
Gerry Weber International AG (A)	6,184	54,179
Gesco AG	2,765	92,884
GFT Technologies SE	3,876	61,605
Grammer AG	3,428	269,270
GRENKE AG	2,987	338,168
H&R GmbH & Company KGaA	3,701	48,846
Hamburger Hafen und Logistik AG	6,944	168,622
Heidelberger Druckmaschinen AG (A)	90,943	320,755
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Germany (continued)
Hella GmbH & Company KGaA	7,380	$464,803
HolidayCheck Group AG (A)	7,724	29,189
Hornbach Baumarkt AG	1,951	63,674
HUGO BOSS AG	12,744	1,143,517
Indus Holding AG	5,779	378,746
Isra Vision AG	4,815	244,559
IVU Traffic Technologies AG	5,399	32,240
Jenoptik AG	15,115	624,605
K+S AG	55,221	1,475,985
Kloeckner & Company SE	27,626	330,550
Koenig & Bauer AG	4,359	334,103
Krones AG	3,797	487,461
KSB SE & Company KGaA	73	31,373
KWS Saat SE	551	207,150
LANXESS AG	19,395	1,533,557
LEG Immobilien AG	15,007	1,644,917
Leifheit AG	1,000	29,423
Leoni AG	9,782	587,033
LPKF Laser & Electronics AG (A)	124	1,040
Manz AG (A)	1,315	53,403
MasterFlex SE	414	4,090
Mediclin AG	8,179	60,189
Medigene AG (A)	5,784	93,861
METRO AG	19,842	266,835
MLP SE	16,444	105,101
Nemetschek SE	5,354	648,276
Nexus AG	3,599	113,553
Nordex SE (A)	19,531	237,812
Norma Group SE	8,179	624,980
OHB SE	2,007	76,309
OSRAM Licht AG	11,713	690,919
paragon AG	613	39,800
PATRIZIA Immobilien AG (A)	14,900	307,686
Pfeiffer Vacuum Technology AG	1,677	294,215
PNE Wind AG	19,837	57,533
Progress-Werk Oberkirch AG	205	9,957
PSI Software AG	2,258	42,241
Puma SE	583	353,117
PVA TePla AG (A)	1,400	25,742
QSC AG	27,963	49,107
R Stahl AG	823	27,710
Rational AG	245	153,227
Rheinmetall AG	10,997	1,400,398
RHOEN-KLINIKUM AG	9,450	291,368
RIB Software SE	6,795	173,564
Rocket Internet SE (A)(D)	12,808	364,000
SAF-Holland SA	13,030	237,556
Salzgitter AG	11,171	571,691
Schaltbau Holding AG (A)	1,868	58,762
SHW AG	1,989	81,009
Siltronic AG	3,793	639,335
Sixt Leasing SE	1,558	32,630
Sixt SE	3,355	425,831
SMA Solar Technology AG	3,049	182,679
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Germany (continued)
SMT Scharf AG (A)	1,261	$23,384
Softing AG	2,069	18,626
Software AG	13,916	664,008
Stroeer SE & Company KGaA	6,630	425,345
Suedzucker AG	20,769	372,090
SUESS MicroTec SE (A)	6,836	120,557
Surteco SE	2,163	68,186
Syzygy AG	471	5,899
TAG Immobilien AG	34,766	733,957
Takkt AG	9,768	193,215
Technotrans AG	1,917	87,614
Tele Columbus AG (A)(D)	8,615	60,716
TLG Immobilien AG	17,187	486,485
Tom Tailor Holding SE (A)	9,911	94,434
Traffic Systems SE	1,525	32,059
Uniper SE	10,892	344,776
VERBIO Vereinigte BioEnergie AG	7,686	46,995
Vossloh AG	2,693	130,645
VTG AG	4,309	273,052
Wacker Neuson SE	8,617	261,639
Washtec AG	3,461	316,789
Wuestenrot & Wuerttembergische AG	4,787	106,037
XING SE	783	245,776
Gibraltar 0.0%		193,900
888 Holdings PLC	48,624	193,900
Greece 0.0%		87
Alapis Holding Industrial & Commercial SA (A)(B)	1,810	87
TT Hellenic Postbank SA (A)(B)	20,725	0
Greenland 0.0%		1,950
GronlandsBANKEN A/S	20	1,950
Guernsey, Channel Islands 0.0%		45,399
Raven Russia, Ltd. (A)	72,697	45,399
Hong Kong 2.9%		18,696,920
Aeon Credit Service Asia Company, Ltd.	46,000	38,362
Aeon Stores Hong Kong Company, Ltd.	22,000	14,093
Agritrade Resources, Ltd. (C)	840,000	143,466
Alco Holdings, Ltd.	54,000	9,329
Allied Group, Ltd.	18,000	114,550
Allied Properties HK, Ltd.	546,000	120,049
Alltronics Holdings, Ltd.	45,000	12,266
APAC Resources, Ltd.	14,781	2,461
Applied Development Holdings, Ltd. (A)	555,000	49,656
APT Satellite Holdings, Ltd.	118,500	53,045
Asia Financial Holdings, Ltd.	94,000	63,417
Asia Investment Finance Group, Ltd. (A)	830,000	9,626
Asia Pacific Silk Road Investment Company, Ltd. (A)	360,000	7,978
Asia Satellite Telecommunications Holdings, Ltd.	38,220	29,959
Asia Standard International Group, Ltd.	168,000	39,607
Asiasec Properties, Ltd.	103,000	43,953
Associated International Hotels, Ltd.	26,000	82,253
Auto Italia Holdings (A)	950,000	9,895
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Ban Loong Holdings, Ltd. (A)	436,000	$10,778
Beijing Gas Blue Sky Holdings, Ltd. (A)	280,000	19,224
BOE Varitronix, Ltd.	95,000	43,220
Bonjour Holdings, Ltd. (A)	635,000	30,724
Bossini International Holdings	246,000	11,295
Bright Smart Securities & Commodities Group, Ltd.	150,000	47,995
Brightoil Petroleum Holdings, Ltd. (A)(B)	721,000	124,101
Brockman Mining, Ltd. (A)	855,430	12,471
Burwill Holdings, Ltd. (A)	1,216,000	61,944
Cafe de Coral Holdings, Ltd.	92,000	236,634
Camsing International Holding, Ltd. (A)	84,000	68,366
Cash Financial Services Group, Ltd. (A)	420,000	9,225
CCT Land Holdings, Ltd. (A)	16,480,000	21,012
Century City International Holdings, Ltd.	452,000	44,796
CGN Mining Company, Ltd.	300,000	19,032
Champion Technology Holdings, Ltd. (A)	49,300	3,207
Chen Hsong Holdings	40,000	10,772
Chevalier International Holdings, Ltd.	45,524	71,971
China Baoli Technologies Holdings, Ltd. (A)	2,525,000	22,513
China Best Group Holding, Ltd. (A)	1,400,000	14,594
China Display Optoelectronics Technology Holdings, Ltd.	176,000	15,670
China Energy Development Holdings, Ltd. (A)	1,256,000	12,596
China Flavors & Fragrances Company, Ltd.	68,000	22,670
China Fortune Financial Group, Ltd. (A)	394,000	6,020
China Goldjoy Group, Ltd.	1,432,000	92,679
China HKBridge Holdings, Ltd. (A)	102,000	25,983
China LNG Group, Ltd. (A)(C)	314,000	46,988
China Shandong Hi-Speed Financial Group, Ltd. (A)(C)	342,000	10,626
China Soft Power Technology Holdings, Ltd. (A)	756,000	9,974
China Solar Energy Holdings, Ltd. (A)(B)	127,000	2,915
China Star Entertainment, Ltd. (A)	126,000	5,197
China Strategic Holdings, Ltd. (A)	3,592,500	45,227
China Ting Group Holdings, Ltd.	384,000	18,349
China Tonghai International Financial, Ltd. (A)	80,000	10,302
Chinese Estates Holdings, Ltd.	106,000	158,124
Chinlink International Holdings, Ltd. (A)	105,000	12,045
Chinney Investments, Ltd.	36,000	16,265
Chong Hing Bank, Ltd.	7,000	13,451
Chow Sang Sang Holdings International, Ltd.	86,000	177,088
CHTC Fong's International Company, Ltd.	64,000	14,667
Chuang's China Investments, Ltd.	210,000	15,489
Chuang's Consortium International, Ltd.	340,021	76,087
CITIC Telecom International Holdings, Ltd.	446,000	127,109
CK Life Sciences International Holdings, Inc.	890,000	64,400
CMMB Vision Holdings, Ltd. (A)	296,000	7,950
CNQC International Holdings, Ltd.	85,000	26,950
Common Splendor International Health Industry Group, Ltd. (A)	436,000	43,231
Continental Holdings, Ltd. (A)	510,000	7,631
Convenience Retail Asia, Ltd.	68,000	29,607
Convoy Global Holdings, Ltd. (A)(B)	630,000	11,402
Cosmopolitan International Holdings, Ltd. (A)	260,000	36,611
Cowell e Holdings, Inc. (C)	112,000	25,500
CP Lotus Corp. (A)	280,000	4,470
Crocodile Garments (A)	106,000	11,200
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
CSI Properties, Ltd.	1,976,333	$127,898
CST Group, Ltd. (A)	5,143,040	22,809
Dah Sing Banking Group, Ltd.	118,848	272,235
Dah Sing Financial Holdings, Ltd.	42,344	278,944
Dickson Concepts International, Ltd.	63,500	28,116
Digital Domain Holdings, Ltd. (A)	1,220,000	25,244
DMX Technologies Group, Ltd. (A)(B)	34,000	2,768
DTXS Silk Road Investment Holdings Company, Ltd. (A)	34,000	18,967
Dynamic Holdings, Ltd.	14,000	14,320
Eagle Nice International Holdings, Ltd.	46,000	22,385
EcoGreen International Group, Ltd.	76,000	16,412
eForce Holdings, Ltd. (A)	488,000	11,935
EganaGoldpfeil Holdings, Ltd. (A)(B)	131,750	0
Emperor Capital Group, Ltd.	1,143,000	88,348
Emperor Entertainment Hotel, Ltd.	135,000	29,227
Emperor International Holdings, Ltd.	368,250	111,383
Emperor Watch & Jewellery, Ltd.	1,270,000	84,167
Enerchina Holdings, Ltd.	555,600	32,379
Energy International Investments Holdings, Ltd. (A)	700,000	22,178
ENM Holdings, Ltd. (A)	216,000	35,569
Esprit Holdings, Ltd. (A)	549,550	176,801
eSun Holdings, Ltd. (A)	227,000	41,516
Fairwood Holdings, Ltd.	21,000	83,452
Far East Consortium International, Ltd.	349,478	207,356
Far East Holdings International, Ltd. (A)	321,000	29,703
First Pacific Company, Ltd.	466,000	234,240
First Shanghai Investments, Ltd. (A)	192,000	18,935
Fountain SET Holdings, Ltd.	188,000	28,161
Freeman FinTech Corp., Ltd. (A)	1,740,000	25,844
Future Bright Holdings, Ltd.	162,000	23,064
Get Nice Financial Group, Ltd.	189,100	28,755
Get Nice Holdings, Ltd.	1,798,000	66,303
Giordano International, Ltd.	325,708	221,442
Global Brands Group Holding, Ltd. (A)	1,666,000	68,882
Glorious Sun Enterprises, Ltd.	146,000	16,151
Gold Peak Industries Holdings, Ltd.	90,000	10,050
Gold-Finance Holdings, Ltd. (A)	150,000	56,907
Good Resources Holdings, Ltd. (A)	270,000	6,550
GR Properties, Ltd. (A)	62,000	6,030
Great Eagle Holdings, Ltd.	16,000	81,520
Greenheart Group, Ltd. (A)	80,000	11,032
Greentech Technology International, Ltd. (A)	510,000	8,389
G-Resources Group, Ltd. (A)	7,789,800	65,377
Guangnan Holdings, Ltd.	108,000	13,072
Guotai Junan International Holdings, Ltd.	664,600	180,032
Haitong International Securities Group, Ltd.	522,447	293,530
Hang Fung Gold Technology, Ltd. (A)(B)	310,000	0
Hanison Construction Holdings, Ltd.	143,631	26,457
Hao Tian Development Group, Ltd. (A)	451,733	15,297
Harbour Centre Development, Ltd.	37,500	73,931
HKBN, Ltd.	222,500	307,728
HKR International, Ltd.	221,600	141,799
Hoifu Energy Group, Ltd. (A)	120,000	15,992
Hon Kwok Land Investment Company, Ltd.	64,000	38,114
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Hong Kong Aircraft Engineering Company, Ltd. (C)	12,000	$64,622
Hong Kong Ferry Holdings Company, Ltd.	46,000	54,075
Hong Kong International Construction Investment Management Group Company, Ltd.	152,000	44,539
Hong Kong Shanghai Alliance Holdings, Ltd.	58,000	5,023
Hong Kong Television Network, Ltd. (A)	75,000	29,454
Hong Kong Television Network, Ltd., ADR (A)	1,717	13,650
Hongkong Chinese, Ltd.	224,000	37,922
Hop Hing Group Holdings, Ltd.	920,000	21,618
Hopewell Holdings, Ltd.	142,500	489,384
Hsin Chong Group Holdings, Ltd. (A)(B)	736,000	32,844
Huarong International Financial Holdings, Ltd.	38,000	7,976
Huarong Investment Stock Corp., Ltd. (A)	140,000	14,891
Hung Hing Printing Group, Ltd.	76,216	18,895
Hutchison Telecommunications Hong Kong Holdings, Ltd.	388,000	138,121
Imagi International Holdings, Ltd. (A)	117,281	18,781
International Housewares Retail Company, Ltd.	79,000	17,371
IPE Group, Ltd.	220,000	40,548
IRC, Ltd. (A)(C)	864,666	16,189
IT, Ltd.	146,808	94,222
ITC Properties Group, Ltd.	122,170	42,747
Jacobson Pharma Corp., Ltd.	114,000	28,365
Johnson Electric Holdings, Ltd.	95,000	289,854
Kader Holdings Company, Ltd.	248,000	47,412
Kaisa Health Group Holdings, Ltd. (A)	320,000	12,818
Karrie International Holdings, Ltd.	130,000	19,677
Keck Seng Investments, Ltd.	1,000	873
Kerry Logistics Network, Ltd.	159,000	233,407
Kingmaker Footwear Holdings, Ltd.	54,000	14,110
Kowloon Development Company, Ltd.	117,000	133,871
Kwoon Chung Bus Holdings, Ltd.	20,000	11,211
Lai Sun Development Company, Ltd.	71,886	125,043
Lai Sun Garment International, Ltd.	31,000	49,652
Landing International Development, Ltd. (A)	7,320,000	128,866
Landsea Green Group Company, Ltd.	204,000	26,270
Lifestyle International Holdings, Ltd.	170,000	534,247
Lippo China Resources, Ltd.	1,028,000	29,795
Lippo, Ltd.	31,250	16,241
Liu Chong Hing Investment, Ltd.	60,000	96,162
Luk Fook Holdings International, Ltd.	97,000	441,439
Lung Kee Bermuda Holdings, Ltd.	48,000	23,454
Magnificent Hotel Investment, Ltd.	438,000	12,535
Man Sang International, Ltd. (A)	126,000	7,621
Man Wah Holdings, Ltd.	351,200	308,882
Mandarin Oriental International, Ltd. (C)	35,000	90,881
Mason Group Holdings, Ltd. (A)	7,229,000	147,035
Master Glory Group, Ltd. (A)	2,330,662	21,618
Maxnerva Technology Services, Ltd. (A)	66,000	11,624
Mei Ah Entertainment Group, Ltd. (A)	600,000	23,322
Meilleure Health International Industry Group, Ltd.	324,000	17,311
Midas International Holdings, Ltd. (A)	440,000	17,879
Midland Holdings, Ltd. (A)	224,000	60,633
Midland IC&I, Ltd. (A)	148,000	6,313
Ming Fai International Holdings, Ltd.	41,000	6,210
Miramar Hotel & Investment Company, Ltd.	57,000	115,265
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Hong Kong (continued)
Modern Dental Group, Ltd.	135,000	$38,373
Nameson Holdings, Ltd.	108,000	20,773
National Electronic Holdings	88,000	13,115
National United Resources Holdings, Ltd. (A)(B)	1,090,000	19,734
Neo-Neon Holdings, Ltd. (A)	134,000	14,944
NEW Concepts Holdings, Ltd. (A)	44,000	21,762
New Times Energy Corp., Ltd. (A)	686,900	14,909
NewOcean Energy Holdings, Ltd. (A)	248,000	52,436
Next Digital, Ltd. (A)	276,000	8,553
Nimble Holdings Company, Ltd. (A)	120,000	19,357
OP Financial, Ltd. (C)	376,000	153,656
Orange Sky Golden Harvest Entertainment Holdings, Ltd.	240,000	15,179
Orient Overseas International, Ltd.	52,500	495,060
Oriental Press Group, Ltd.	96,000	11,378
Oriental Watch Holdings, Ltd.	190,000	66,913
Pacific Andes International Holdings, Ltd. (A)(B)	2,171,305	40,419
Pacific Basin Shipping, Ltd. (A)	1,196,000	316,955
Pacific Textiles Holdings, Ltd.	193,000	166,858
Pak Fah Yeow International, Ltd.	20,000	8,658
Paliburg Holdings, Ltd.	101,380	46,442
Paradise Entertainment, Ltd. (A)	176,000	21,931
PC Partner Group, Ltd.	24,000	20,709
Peace Mark Holdings, Ltd. (A)(B)	180,000	0
Pearl Oriental Oil, Ltd. (A)	663,000	10,490
Perfect Shape Beauty Technology, Ltd.	92,000	17,134
Pico Far East Holdings, Ltd.	208,000	89,517
Playmates Holdings, Ltd.	640,000	88,876
Playmates Toys, Ltd.	164,000	18,796
Plover Bay Technologies, Ltd.	88,000	17,952
Polytec Asset Holdings, Ltd.	600,000	51,945
PT International Development Company, Ltd. (A)	271,327	20,973
Public Financial Holdings, Ltd.	94,000	40,606
PYI Corp., Ltd. (A)	1,336,801	27,567
Qianhai Health Holdings, Ltd.	800,000	8,340
Quali-Smart Holdings, Ltd. (A)	130,000	9,650
Realord Group Holdings, Ltd. (A)(C)	84,000	48,935
Regal Hotels International Holdings, Ltd. (C)	99,200	67,875
Regent Pacific Group, Ltd. (A)	450,000	17,117
Regina Miracle International Holdings, Ltd. (D)	67,000	56,928
Sa Sa International Holdings, Ltd.	244,507	174,625
SAS Dragon Holdings, Ltd.	84,000	29,545
SEA Holdings, Ltd. (C)	68,484	112,414
Shenwan Hongyuan HK, Ltd.	120,000	35,592
Shougang Concord Grand Group, Ltd. (A)	863,000	20,832
Shun Ho Property Investments, Ltd.	7,227	2,732
Shun Tak Holdings, Ltd.	399,250	188,486
Silver Base Group Holdings, Ltd. (A)	387,000	28,944
Sincere Watch Hong Kong, Ltd. (A)	1,190,000	18,204
Sing Tao News Corp., Ltd.	58,000	7,325
Singamas Container Holdings, Ltd.	502,000	91,762
SITC International Holdings Company, Ltd.	241,000	281,838
Sitoy Group Holdings, Ltd.	135,000	28,844
SmarTone Telecommunications Holdings, Ltd.	108,589	121,489
SOCAM Development, Ltd. (A)	108,927	32,535
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Solartech International Holdings, Ltd. (A)(C)	540,000	$85,854
Solomon Systech International, Ltd. (A)	504,000	21,104
Soundwill Holdings, Ltd.	25,500	45,629
South China Financial Holdings, Ltd. (A)	3,250,000	16,114
Stella International Holdings, Ltd.	132,500	160,205
Stelux Holdings International, Ltd. (A)	200,000	19,309
Strong Petrochemical Holdings, Ltd.	56,000	5,445
Success Universe Group, Ltd. (A)	360,000	14,660
Summit Ascent Holdings, Ltd. (A)	210,000	23,713
Sun Hung Kai & Company, Ltd.	169,318	104,843
SUNeVision Holdings, Ltd.	26,000	15,950
Sunwah Kingsway Capital Holdings, Ltd.	450,000	6,008
Synergy Group Holdings International, Ltd. (A)	104,000	25,247
TAI Cheung Holdings, Ltd. (C)	115,000	137,157
Talent Property Group, Ltd. (A)	795,000	11,250
Tan Chong International, Ltd.	63,000	21,257
Tao Heung Holdings, Ltd. (C)	95,000	16,586
Television Broadcasts, Ltd.	91,900	312,214
Termbray Industries International Holdings, Ltd. (A)	94,000	5,803
Texwinca Holdings, Ltd.	198,000	101,141
TFG International Group, Ltd. (A)	552,000	22,816
The 13 Holdings, Ltd. (A)	198,000	19,753
The Cross-Harbour Holdings, Ltd.	57,000	94,594
The Hongkong & Shanghai Hotels, Ltd.	184,500	299,312
The United Laboratories International Holdings, Ltd. (A)(C)	164,500	190,670
Theme International Holdings, Ltd. (A)	570,000	13,420
TOM Group, Ltd. (A)	418,000	119,374
Town Health International Medical Group, Ltd. (B)	798,000	70,203
Tradelink Electronic Commerce, Ltd.	186,000	30,063
Transport International Holdings, Ltd.	61,600	179,737
Trinity, Ltd. (A)	408,000	40,441
TSC Group Holdings, Ltd. (A)	111,000	9,979
Tsui Wah Holdings, Ltd.	170,000	24,025
Union Medical Healthcare, Ltd.	59,000	43,624
Universe International Financial Holdings, Ltd. (A)	265,000	23,559
Up Energy Development Group, Ltd. (A)(B)	898,000	1,477
Upbest Group, Ltd.	8,000	1,034
Value Convergence Holdings, Ltd. (A)	172,000	30,167
Value Partners Group, Ltd.	188,000	167,405
Valuetronics Holdings, Ltd. (C)	84,150	50,320
Vanke Property Overseas, Ltd.	35,000	21,223
Vantage International Holdings, Ltd.	120,000	12,961
Vedan International Holdings, Ltd.	168,000	16,476
Victory City International Holdings, Ltd. (A)	674,701	11,161
Vitasoy International Holdings, Ltd.	202,000	624,993
VPower Group International Holdings, Ltd. (D)	52,000	22,136
VS International Group, Ltd. (A)	290,000	6,303
VSTECS Holdings, Ltd.	218,400	118,535
VTech Holdings, Ltd.	30,700	374,158
Wai Kee Holdings, Ltd.	72,000	40,640
Wai Yuen Tong Medicine Holdings, Ltd. (A)	275,000	12,232
Wan Kei Group Holdings, Ltd. (A)	80,000	11,441
Wang On Group, Ltd.	1,780,000	26,032
Win Hanverky Holdings, Ltd.	152,000	14,497
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Hong Kong (continued)
Winfull Group Holdings, Ltd. (A)	1,368,000	$26,307
Wing On Company International, Ltd.	23,000	88,266
Wing Tai Properties, Ltd.	68,000	55,649
Wonderful Sky Financial Group Holdings, Ltd.	46,000	7,605
Yat Sing Holdings, Ltd. (A)	525,000	19,338
Yeebo International Holding	66,000	16,955
YGM Trading, Ltd.	22,000	18,001
Yugang International, Ltd.	1,606,000	42,756
Yunfeng Financial Group, Ltd. (A)(C)	76,000	47,443
ZH International Holdings, Ltd. (A)	320,000	11,592
India 0.0%		138,905
Vedanta Resources PLC	14,768	138,905
Ireland 0.7%		4,310,291
C&C Group PLC	57,412	200,928
Datalex PLC	4,124	14,948
FBD Holdings PLC	8,155	99,877
Glanbia PLC	23,995	444,303
Grafton Group PLC	65,683	662,002
Greencore Group PLC	199,711	484,434
Hostelworld Group PLC (D)	6,486	27,808
IFG Group PLC (A)	16,729	28,752
Independent News & Media PLC (A)	70,031	8,694
Irish Continental Group PLC	22,172	141,537
Kingspan Group PLC	20,449	946,781
Permanent TSB Group Holdings PLC (A)	5,691	11,798
Smurfit Kappa Group PLC	17,782	733,720
Tarsus Group PLC	10,899	44,478
UDG Healthcare PLC	38,548	460,231
Isle of Man 0.1%		635,690
Hansard Global PLC	11,952	9,915
Playtech PLC	60,239	625,775
Israel 0.9%		5,890,660
ADO Group, Ltd. (A)	3,312	61,224
Africa Israel Properties, Ltd. (A)	4,092	95,921
Africa Israel Residences, Ltd.	512	9,307
Airport City, Ltd. (A)	17,559	207,171
Albaad Massuot Yitzhak, Ltd.	668	8,010
Allot Communications, Ltd. (A)	6,042	31,947
Alony Hetz Properties & Investments, Ltd.	9,674	89,481
Alrov Properties and Lodgings, Ltd.	2,216	74,769
Amot Investments, Ltd.	23,203	120,413
Arad, Ltd.	1,870	17,913
Arko Holdings, Ltd. (A)	45,202	24,376
Ashtrom Group, Ltd.	2,688	10,587
Ashtrom Properties, Ltd.	9,788	41,630
Atreyu Capital Markets, Ltd.	974	9,835
AudioCodes, Ltd. (A)	9,075	65,593
Avgol Industries 1953, Ltd.	22,734	24,255
Azorim-Investment Development & Construction Company, Ltd. (A)	18,223	17,973
Bayside Land Corp.	189	86,328
Big Shopping Centers, Ltd.	1,037	70,391
Blue Square Real Estate, Ltd.	1,517	55,504
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Israel (continued)
Camtek, Ltd.	2,160	$17,342
Carasso Motors, Ltd.	1,613	9,181
Castro Model, Ltd.	317	8,714
Cellcom Israel, Ltd. (A)	12,876	90,138
Cellcom Israel, Ltd. (New York Stock Exchange) (A)	1,000	6,900
Ceragon Networks, Ltd. (A)	14,289	49,297
Clal Biotechnology Industries, Ltd. (A)	10,503	8,611
Clal Insurance Enterprises Holdings, Ltd. (A)	6,677	104,849
Cohen Development & Industrial Buildings, Ltd.	330	6,963
Compugen, Ltd. (A)	14,225	55,318
Danel Adir Yeoshua, Ltd.	521	24,345
Delek Automotive Systems, Ltd.	9,482	59,553
Delta-Galil Industries, Ltd.	2,614	84,651
Dexia Israel Bank, Ltd.	106	19,764
Direct Insurance Financial Investments, Ltd.	3,707	45,350
Dor Alon Energy in Israel 1988, Ltd.	144	1,712
El Al Israel Airlines (A)	81,198	20,153
Electra Consumer Products 1970, Ltd.	2,575	32,348
Electra, Ltd.	501	130,719
Elron Electronic Industries, Ltd. (A)	3,504	15,282
Energix-Renewable Energies, Ltd. (A)	28,363	29,555
Enlight Renewable Energy, Ltd. (A)	116,899	61,422
Evogene, Ltd. (A)	5,330	16,394
First International Bank of Israel, Ltd.	9,250	204,058
FMS Enterprises Migun, Ltd.	962	28,536
Foresight Autonomous Holdings, Ltd. (A)	13,071	7,260
Formula Systems 1985, Ltd.	2,529	94,466
Fox Wizel, Ltd.	1,875	38,970
Gilat Satellite Networks, Ltd. (A)	8,681	70,707
Gilat Satellite Networks, Ltd. (New York Stock Exchange) (A)	759	6,110
Hadera Paper, Ltd.	674	49,605
Ham-Let Israel-Canada, Ltd.	1,604	40,303
Harel Insurance Investments & Financial Services, Ltd.	27,703	210,625
Hilan, Ltd.	3,144	75,053
IDI Insurance Company, Ltd.	1,364	84,259
IES Holdings, Ltd.	528	25,253
Industrial Buildings Corp. (A)	23,362	30,112
Inrom Construction Industries, Ltd.	11,987	48,351
Israel Discount Bank, Ltd., Class A	22,248	67,073
Isras Investment Company, Ltd.	184	20,648
Jerusalem Oil Exploration (A)	2,191	115,697
Kamada, Ltd. (A)	6,944	34,379
Kerur Holdings, Ltd.	1,002	28,099
Klil Industries, Ltd.	300	27,472
Maabarot Products, Ltd.	1,244	14,046
Magic Software Enterprises, Ltd.	7,541	64,152
Malam - Team, Ltd.	98	10,381
Matrix IT, Ltd.	11,209	131,042
Maytronics, Ltd.	8,943	48,601
Mazor Robotics, Ltd. (A)	10,643	316,675
Mediterranean Towers, Ltd.	15,162	26,049
Mega Or Holdings, Ltd.	3,039	36,022
Melisron, Ltd.	3,674	156,670
Menora Mivtachim Holdings, Ltd.	7,452	88,183
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Israel (continued)
Migdal Insurance & Financial Holding, Ltd. (A)	107,971	$105,372
Minrav Holdings, Ltd.	126	15,157
Mivtach Shamir Holdings, Ltd.	1,455	27,040
Naphtha Israel Petroleum Corp., Ltd.	10,647	68,587
Nawi Brothers, Ltd.	4,870	24,597
Neto ME Holdings, Ltd.	407	37,132
Nova Measuring Instruments, Ltd. (A)	6,254	187,529
Oil Refineries, Ltd.	304,144	133,793
Partner Communications Company, Ltd. (A)	26,415	104,759
Paz Oil Company, Ltd.	1,426	199,515
Perion Network, Ltd. (A)	699	849
Plasson Industries, Ltd.	1,061	45,303
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	1,546	76,911
Redhill Biopharma, Ltd. (A)	16,917	11,923
Scope Metals Group, Ltd.	2,176	60,476
Shapir Engineering and Industry, Ltd.	16,608	52,584
Shikun & Binui, Ltd.	55,757	93,480
Shufersal, Ltd.	16,287	107,848
SodaStream International, Ltd. (A)	314	26,635
Strauss Group, Ltd.	2,668	56,857
Summit Real Estate Holdings, Ltd.	7,820	72,477
Suny Cellular Communication, Ltd. (A)	18,682	9,894
Tadiran Holdings, Ltd.	472	12,739
The Israel Land Development Company, Ltd. (A)	1,140	10,736
The Phoenix Holdings, Ltd. (A)	18,426	103,769
Tower Semiconductor, Ltd. (A)	1	16
Union Bank of Israel (A)	5,355	24,636
Italy 4.3%		27,253,878
A2A SpA (C)	407,075	692,238
ACEA SpA	12,874	201,151
Aeffe SpA (A)(C)	10,932	36,449
Amplifon SpA	24,185	438,450
Anima Holding SpA (D)	72,626	413,393
Ansaldo STS SpA (A)	24,061	342,567
Arnoldo Mondadori Editore SpA (A)	37,670	53,939
AS Roma SpA (A)	30,877	15,689
Ascopiave SpA	20,582	72,301
Astaldi SpA (A)(C)	24,744	60,477
Autogrill SpA	31,810	393,788
Autostrade Meridionali SpA	562	18,760
Avio SpA	2,453	43,665
Azimut Holding SpA (C)	31,772	515,506
B&C Speakers SpA	959	13,164
Banca Carige SpA (A)	14,180	129
Banca Finnat Euramerica SpA	29,383	13,799
Banca Generali SpA	15,513	377,480
Banca IFIS SpA	6,823	187,782
Banca Mediolanum SpA	48,457	342,203
Banca Monte dei Paschi di Siena SpA (A)	1,513	4,709
Banca Popolare di Sondrio SCPA	120,253	491,124
Banca Profilo SpA (C)	121,842	28,490
Banca Sistema SpA (D)	11,931	26,858
Banco BPM SpA (A)	375,752	979,056
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Italy (continued)
Banco di Desio e della Brianza SpA	13,389	$31,323
BasicNet SpA	9,465	41,285
BE	18,369	17,736
Biesse SpA	3,663	161,523
BPER Banca	157,833	761,068
Brembo SpA	39,175	560,111
Brunello Cucinelli SpA	7,437	297,314
Buzzi Unicem SpA (C)	19,778	478,977
Cairo Communication SpA	24,706	92,813
Caltagirone Editore SpA (A)	5,211	7,907
Carraro SpA	6,932	24,526
Cembre SpA	1,340	37,786
Cementir Holding SpA	17,422	134,030
Cerved Group SpA	51,195	536,414
CIR-Compagnie Industriali Riunite SpA	140,053	179,987
Credito Emiliano SpA	25,291	178,853
Credito Valtellinese SpA (A)	2,313,120	257,669
Danieli & C Officine Meccaniche SpA	4,482	104,172
Datalogic SpA	5,394	186,684
De' Longhi SpA	15,589	442,118
DeA Capital SpA (A)	35,408	51,729
DiaSorin SpA	6,103	589,328
Digital Bros SpA	1,307	15,043
Ei Towers SpA	4,814	260,565
El.En. SpA	2,370	82,625
Elica SpA (A)	3,807	10,025
Emak SpA	19,156	27,676
Enav SpA (D)	55,730	268,702
ePrice SpA (A)	3,924	5,869
ERG SpA	18,396	382,927
Esprinet SpA	11,223	49,011
Eurotech SpA (A)	10,718	25,795
Exprivia SpA (A)	11,606	16,821
Falck Renewables SpA	40,754	93,322
Fila SpA	3,192	63,218
Fincantieri SpA	165,509	262,925
FinecoBank Banca Fineco SpA	73,395	731,988
FNM SpA	37,416	26,642
GEDI Gruppo Editoriale SpA (A)(C)	54,336	22,361
Gefran SpA	1,600	13,910
Geox SpA (C)	22,422	66,812
Gruppo MutuiOnline SpA	5,093	79,190
Hera SpA	266,098	819,828
IMMSI SpA (A)(C)	78,958	46,392
Industria Macchine Automatiche SpA	4,122	399,369
Infrastrutture Wireless Italiane SpA (D)	39,302	287,624
Intek Group SpA (A)	66,972	23,844
Interpump Group SpA	19,231	603,686
Iren SpA	223,727	556,476
Italgas SpA	105,178	546,623
Italmobiliare SpA	2,419	58,582
Juventus Football Club SpA (A)(C)	144,708	100,315
La Doria SpA	4,179	56,835
Leonardo SpA	73,713	750,964
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Italy (continued)
Maire Tecnimont SpA	33,258	$151,124
MARR SpA	7,935	212,243
Massimo Zanetti Beverage Group SpA (D)	2,004	16,241
Mediaset SpA (A)	170,993	569,517
Moncler SpA	17,768	815,006
Mondo TV SpA (A)	6,217	31,401
Nice SpA	6,322	22,988
Openjobmetis SpA Agenzia per il Lavoro (A)	2,352	29,906
OVS SpA (D)	40,270	141,199
Panariagroup Industrie Ceramiche SpA	1,941	6,526
Parmalat SpA	30,704	106,673
Piaggio & C SpA	45,671	108,280
Prima Industrie SpA	1,462	61,465
Prysmian SpA	33,192	928,754
RAI Way SpA (D)	14,312	70,309
Reno de Medici SpA	56,822	49,835
Reply SpA	4,292	257,974
Retelit SpA	39,468	73,745
Rizzoli Corriere Della Sera Mediagroup SpA (A)	23,664	31,609
Sabaf SpA	1,856	38,954
SAES Getters SpA	1,603	36,535
Safilo Group SpA (A)(C)	11,556	58,870
Saipem SpA (A)	173,147	734,361
Salini Impregilo SpA (C)	63,047	155,857
Salvatore Ferragamo SpA (C)	12,729	368,493
Saras SpA	149,160	335,053
Servizi Italia SpA	3,687	18,173
Sesa SpA	1,799	55,256
Snaitech SpA (A)	17,023	43,436
Societa Cattolica di Assicurazioni SCRL	53,324	458,720
Societa Iniziative Autostradali e Servizi SpA	20,359	329,824
Sogefi SpA (A)	10,059	33,854
SOL SpA	7,845	97,308
Tamburi Investment Partners SpA	25,461	176,554
Technogym SpA (D)	24,300	284,217
Tecnoinvestimenti SpA	3,892	26,224
Tiscali SpA (A)	444,668	14,440
Tod's SpA	3,519	231,409
TREVI - Finanziaria Industriale SpA (A)(C)	16,225	7,790
Unione di Banche Italiane SpA (C)	284,464	1,077,091
Unipol Gruppo SpA	152,365	647,679
UnipolSai Assicurazioni SpA	197,346	434,241
Vittoria Assicurazioni SpA	8,105	131,990
Zignago Vetro SpA	8,335	80,269
Japan 25.5%		161,778,569
A&D Company, Ltd.	5,600	58,921
Abist Company, Ltd.	600	27,198
Access Company, Ltd. (A)	10,000	88,605
Achilles Corp.	4,400	91,679
Adastria Company, Ltd. (C)	7,140	101,340
ADEKA Corp.	23,791	427,360
Ad-sol Nissin Corp.	1,300	19,292
Adtec Plasma Technology Company, Ltd.	1,400	25,399
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Advan Company, Ltd. (C)	6,900	$61,550
Advance Create Company, Ltd.	1,600	31,670
Advanex, Inc.	1,000	20,176
Advantage Risk Management Company, Ltd.	1,800	19,302
Adventure, Inc.	200	31,900
Aeon Delight Company, Ltd.	3,900	138,752
Aeon Fantasy Company, Ltd.	1,900	122,583
Aeon Hokkaido Corp.	5,400	39,717
Aeria, Inc. (C)	2,400	33,369
AFC-HD AMS Life Science Company, Ltd.	1,800	12,574
Agro-Kanesho Company, Ltd.	2,700	68,497
Ahresty Corp.	5,600	49,985
Ai Holdings Corp.	8,700	204,980
Aica Kogyo Company, Ltd.	5,200	193,656
Aichi Corp.	10,400	68,513
Aichi Steel Corp.	3,800	152,064
Aichi Tokei Denki Company, Ltd.	600	22,064
Aida Engineering, Ltd.	14,700	174,714
Aigan Company, Ltd.	4,300	17,984
Ain Holdings, Inc.	3,100	219,031
Aiphone Company, Ltd.	3,100	52,705
Airport Facilities Company, Ltd.	6,300	36,233
Airtech Japan, Ltd.	2,500	19,861
Aisan Industry Company, Ltd.	12,500	116,734
AIT Corp.	1,500	16,885
Aizawa Securities Company, Ltd.	9,500	67,013
Ajis Company, Ltd.	1,600	58,697
Akatsuki Corp.	6,800	29,450
Akatsuki, Inc.	700	30,292
Akebono Brake Industry Company, Ltd. (A)	25,300	49,469
Albis Company, Ltd.	2,200	68,526
Alconix Corp.	6,400	102,840
Alinco, Inc.	4,200	41,306
Allied Telesis Holdings KK (A)(C)	14,300	20,147
Alpen Company, Ltd.	5,700	124,534
Alpha Corp.	1,500	23,358
Alpha Systems, Inc.	1,820	36,667
Alpine Electronics, Inc.	10,415	198,083
Alps Logistics Company, Ltd.	4,500	37,599
Altech Corp. (C)	3,600	76,795
Amano Corp.	16,500	409,427
Amiyaki Tei Company, Ltd.	900	41,992
Amuse, Inc.	2,400	67,863
Anabuki Kosan, Inc.	500	15,474
Anest Iwata Corp.	8,400	84,526
Anicom Holdings, Inc. (C)	3,900	147,963
Anritsu Corp.	1,797	23,940
AOI Electronics Company, Ltd.	1,600	52,705
AOI TYO Holdings, Inc.	4,710	54,611
AOKI Holdings, Inc.	11,200	178,920
Aoyama Trading Company, Ltd.	12,900	456,866
Aoyama Zaisan Networks Company, Ltd.	2,200	50,858
Apaman Company, Ltd.	3,100	34,175
Apic Yamada Corp. (A)	3,400	12,972
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Arakawa Chemical Industries, Ltd.	5,500	$92,115
Arata Corp.	2,800	173,919
Araya Industrial Company, Ltd.	1,200	23,309
Arcland Sakamoto Company, Ltd.	8,300	127,178
Arcland Service Holdings Company, Ltd.	3,200	71,333
Arcs Company, Ltd.	10,384	281,455
Ardepro Company, Ltd.	38,400	20,428
Arealink Company, Ltd.	2,100	66,933
Argo Graphics, Inc.	2,000	67,536
Ariake Japan Company, Ltd.	900	77,785
Arisawa Manufacturing Company, Ltd.	9,300	99,938
Arrk Corp. (A)	24,300	27,826
Artnature, Inc.	4,100	26,814
ArtSpark Holdings, Inc.	500	5,458
As One Corp.	1,800	126,332
Asahi Broadcasting Corp.	2,400	18,483
Asahi Company, Ltd.	4,200	50,990
Asahi Diamond Industrial Company, Ltd.	16,700	132,578
Asahi Holdings, Inc.	10,300	188,732
Asahi Kogyosha Company, Ltd.	1,300	40,799
Asahi Net, Inc.	3,000	14,674
Asahi Printing Company, Ltd.	3,100	34,320
Asahi Yukizai Corp.	4,600	87,330
Asante, Inc.	1,400	29,284
Asanuma Corp.	23,000	75,757
Ashimori Industry Company, Ltd.	1,599	37,849
Asia Pile Holdings Corp.	8,100	50,340
ASKA Pharmaceutical Company, Ltd.	5,900	69,340
ASKUL Corp.	4,900	142,784
Asrapport Dining Company, Ltd.	2,400	12,504
Asti Corp.	700	16,722
Asukanet Company, Ltd. (C)	2,200	34,684
Asunaro Aoki Construction Company, Ltd.	5,600	49,797
Ateam, Inc.	2,800	58,048
Atom Corp.	20,700	201,656
Atrae, Inc. (A)	600	15,519
Atsugi Company, Ltd.	5,200	57,378
Autobacs Seven Company, Ltd.	18,000	327,201
Aval Data Corp.	900	18,790
Avex, Inc.	9,400	130,553
Axell Corp.	1,700	14,953
Axial Retailing, Inc.	3,800	143,105
Bando Chemical Industries, Ltd.	10,400	123,793
Bank of the Ryukyus, Ltd.	9,100	137,756
Baroque Japan, Ltd.	2,500	25,551
BayCurrent Consulting, Inc.	2,600	100,005
Beauty Garage, Inc.	100	2,209
Beenos, Inc. (A)	2,500	42,127
Belc Company, Ltd.	2,700	140,791
Bell System24 Holdings, Inc.	6,200	105,829
Belluna Company, Ltd.	12,200	156,745
Benefit One, Inc.	6,700	181,380
Bengo4.com, Inc. (A)	1,800	34,382
Biofermin Pharmaceutical Company, Ltd.	1,500	39,547
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
B-Lot Company, Ltd.	500	$8,629
BML, Inc.	5,600	139,813
Bookoff Corp.	2,900	21,623
Bourbon Corp.	1,500	39,953
BP Castrol KK	1,900	29,015
Br. Holdings Corp.	4,800	17,884
Brainpad, Inc. (A)(C)	900	25,542
Broadband Tower, Inc.	13,500	22,964
Broadleaf Company, Ltd.	20,400	109,771
Broadmedia Corp. (A)	17,400	11,485
BRONCO BILLY Company, Ltd.	2,300	89,280
Bull-Dog Sauce Company, Ltd.	800	16,076
Bunka Shutter Company, Ltd.	15,300	138,678
Business Brain Showa-Ota, Inc.	800	16,045
C Uyemura & Company, Ltd.	2,000	141,555
CAC Holdings Corp.	4,000	39,344
Can Do Company, Ltd. (C)	2,700	43,880
Canare Electric Company, Ltd.	800	18,069
Canon Electronics, Inc.	5,500	119,752
Capcom Company, Ltd.	11,600	271,878
Career Design Center Company, Ltd.	700	14,338
Carlit Holdings Company, Ltd.	4,600	46,364
Cawachi, Ltd.	4,800	107,224
Central Automotive Products, Ltd.	2,100	38,194
Central Glass Company, Ltd.	10,686	236,797
Central Security Patrols Company, Ltd.	1,600	63,919
Central Sports Company, Ltd.	1,500	57,440
Chilled & Frozen Logistics Holdings Company, Ltd.	3,300	42,553
CHIMNEY Company, Ltd.	1,300	34,483
Chino Corp.	1,500	22,486
Chiyoda Company, Ltd.	4,100	96,384
Chiyoda Corp.	29,200	252,668
Chiyoda Integre Company, Ltd.	3,100	67,439
Chodai Company, Ltd.	1,500	12,759
Chofu Seisakusho Company, Ltd.	5,900	135,161
Chori Company, Ltd.	3,300	60,751
Chubu Shiryo Company, Ltd.	6,400	120,039
Chudenko Corp.	8,300	222,047
Chuetsu Pulp & Paper Company, Ltd.	3,000	49,941
Chugai Mining Company, Ltd. (A)	34,900	7,709
Chugai Ro Company, Ltd.	1,700	45,595
Chugoku Marine Paints, Ltd.	19,400	189,166
Chuo Gyorui Company, Ltd. (C)	300	7,649
Chuo Spring Company, Ltd.	500	16,740
CI Takiron Corp.	10,400	65,012
Ci:z Holdings Company, Ltd.	3,500	198,342
Citizen Watch Company, Ltd.	53,800	356,615
CKD Corp.	12,500	257,470
CK-San-Etsu Company, Ltd.	800	27,663
Clarion Company, Ltd.	33,000	85,761
Cleanup Corp.	5,300	43,836
CMC Corp.	800	20,395
CMIC Holdings Company, Ltd.	2,300	46,054
CMK Corp.	15,300	96,962
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
cocokara fine, Inc.	4,030	$298,247
Coco's Japan Company, Ltd.	1,900	40,655
COLOPL, Inc. (C)	12,000	85,690
Colowide Company, Ltd. (C)	13,000	363,641
Computer Engineering & Consulting, Ltd.	3,700	125,069
Computer Institute of Japan, Ltd.	3,500	22,241
Comture Corp. (C)	2,400	73,502
CONEXIO Corp.	3,500	67,784
COOKPAD, Inc.	4,700	25,410
Core Corp.	800	10,420
Corona Corp.	3,900	45,281
Cosel Company, Ltd.	5,400	68,421
Cosmo Energy Holdings Company, Ltd.	8,563	289,570
Cosmos Initia Company, Ltd.	5,000	37,919
Cota Company, Ltd.	3,080	42,674
CRE, Inc.	800	13,412
Create Medic Company, Ltd.	1,300	17,565
Create Restaurants Holdings, Inc.	7,500	98,912
Create SD Holdings Company, Ltd. (C)	6,400	190,312
Creek & River Company, Ltd.	2,700	27,434
Cresco, Ltd.	1,400	43,899
CTI Engineering Company, Ltd.	4,100	54,539
CTS Company, Ltd.	5,700	49,765
Cube System, Inc.	2,300	18,425
Cyberstep, Inc. (A)	1,000	21,118
Cybozu, Inc.	7,200	37,971
D.A. Consortium Holdings, Inc.	4,800	122,360
Dai Nippon Toryo Company, Ltd.	6,600	92,593
Daibiru Corp.	12,100	129,080
Dai-Dan Company, Ltd.	4,500	100,758
Daido Kogyo Company, Ltd.	2,400	32,694
Daido Metal Company, Ltd.	9,900	110,805
Daido Steel Company, Ltd.	4,700	219,532
Daidoh, Ltd.	7,200	29,932
Daihatsu Diesel Manufacturing Company, Ltd.	5,200	41,691
Daihen Corp.	24,000	169,509
Daiho Corp.	27,000	150,791
Dai-Ichi Cutter Kogyo Kk	600	14,841
Daiichi Jitsugyo Company, Ltd.	3,200	99,195
Daiichi Kigenso Kagaku-Kogyo Company, Ltd. (C)	7,000	63,993
Dai-ichi Seiko Company, Ltd.	2,900	53,294
Daiken Corp.	4,000	93,573
Daiken Medical Company, Ltd.	2,900	20,179
Daiki Aluminium Industry Company, Ltd. (C)	8,000	52,249
Daiki Axis Company, Ltd.	1,500	19,021
Daiko Denshi Tsushin, Ltd.	2,000	15,659
Daikoku Denki Company, Ltd.	2,700	46,680
Daikokutenbussan Company, Ltd.	1,600	81,795
Daikokuya Holdings Company, Ltd. (A)	28,200	15,737
Daikyo, Inc.	7,914	187,603
Daikyonishikawa Corp.	5,700	91,895
Dainichi Company, Ltd.	2,100	15,564
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	4,100	142,055
Daio Paper Corp. (C)	17,900	255,906
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Daiohs Corp.	1,700	$20,231
Daiseki Company, Ltd.	9,500	304,443
Daiseki Eco. Solution Company, Ltd.	1,320	12,479
Daishinku Corp.	2,600	31,946
Daisue Construction Company, Ltd.	2,300	28,175
Daisyo Corp.	2,100	33,591
Daito Chemix Corp.	1,600	9,287
Daito Pharmaceutical Company, Ltd.	2,750	91,029
Daitron Company, Ltd.	2,000	45,972
Daiwa Industries, Ltd.	8,700	101,369
Daiwabo Holdings Company, Ltd.	4,300	239,919
Daiyu Lic Holdings Company, Ltd.	2,500	26,649
DCM Holdings Company, Ltd.	27,220	272,778
DD Holdings Company, Ltd.	600	15,927
Dear Life Company, Ltd.	3,700	17,235
Delica Foods Holdings Company, Ltd.	900	12,947
Denki Kogyo Company, Ltd.	3,000	84,339
Densan System Company, Ltd.	1,100	20,955
Denyo Company, Ltd.	5,800	104,325
Descente, Ltd.	9,900	189,947
Designone Japan, Inc.	900	10,680
Dexerials Corp.	13,200	131,300
Digital Arts, Inc.	2,800	149,364
Digital Information Technologies Corp.	1,800	22,841
Dip Corp.	5,200	127,509
DKS Company, Ltd.	14,000	92,962
DMG Mori Company, Ltd.	11,400	189,605
Doshisha Company, Ltd.	6,500	148,227
Doutor Nichires Holdings Company, Ltd.	7,693	156,698
Dowa Holdings Company, Ltd.	900	28,296
Drecom Company, Ltd. (A)(C)	1,700	16,945
DSB Company, Ltd.	2,200	11,999
DTS Corp.	5,400	214,884
Duskin Company, Ltd.	9,700	234,495
Dvx, Inc.	1,200	15,124
DyDo Group Holdings, Inc.	2,500	142,962
Dynic Corp.	2,300	21,632
Eagle Industry Company, Ltd.	7,700	126,632
Earth Chemical Company, Ltd.	2,500	130,248
Eat&Company, Ltd.	600	11,619
Ebara Foods Industry, Inc.	1,600	34,052
Ebara Jitsugyo Company, Ltd.	2,400	50,993
Eco's Company, Ltd.	3,000	47,746
EDION Corp.	19,500	200,557
Ef-On, Inc.	3,400	50,874
eGuarantee, Inc.	2,400	48,796
E-Guardian, Inc.	1,800	53,099
Eidai Company, Ltd.	8,000	39,674
Eiken Chemical Company, Ltd.	7,000	157,754
Eizo Corp.	4,400	187,733
Elan Corp.	1,400	32,590
Elecom Company, Ltd.	4,600	118,472
Elematec Corp.	2,700	63,310
EM Systems Company, Ltd.	4,000	38,050
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Endo Lighting Corp.	3,000	$26,448
Eneres Company, Ltd. (A)	6,500	25,871
Enigmo, Inc. (A)	3,400	45,375
en-japan, Inc.	2,100	103,046
Enomoto Company, Ltd.	900	12,175
Enplas Corp.	3,100	90,589
Enshu, Ltd. (A)	18,000	27,913
EPCO Company, Ltd.	700	8,748
EPS Holdings, Inc.	8,400	165,830
eRex Company, Ltd. (C)	8,000	77,710
ES-Con Japan, Ltd.	6,400	39,400
ESCRIT, Inc.	1,400	11,183
Escrow Agent Japan Company, Ltd. (C)	4,000	16,354
ESPEC Corp.	5,500	120,255
Evolable Asia Corp.	1,500	28,945
Excel Company, Ltd.	1,400	29,662
Exedy Corp.	8,500	266,718
F@N Communications, Inc.	11,600	78,291
Faith, Inc.	1,610	19,562
FALCO HOLDINGS Company, Ltd.	2,000	33,991
FCC Company, Ltd.	8,400	230,801
FDK Corp. (A)	25,000	47,623
Feed One Company, Ltd.	30,940	71,899
Fenwal Controls of Japan, Ltd.	700	10,349
Ferrotec Holdings Corp.	8,400	168,773
FFRI, Inc. (A)	600	19,663
FIDEA Holdings Company, Ltd.	65,406	106,079
Fields Corp.	6,400	54,619
Financial Products Group Company, Ltd.	16,800	224,259
FINDEX, Inc.	3,900	29,897
First Brothers Company, Ltd.	900	11,961
First Juken Company, Ltd.	1,100	14,941
First-corp, Inc.	2,000	21,399
Fixstars Corp. (C)	4,000	59,794
FJ Next Company, Ltd.	5,300	49,123
Flight Holdings, Inc. (A)(C)	1,400	21,139
Foster Electric Company, Ltd.	6,800	103,880
France Bed Holdings Company, Ltd.	7,400	67,131
FreakOut Holdings, Inc. (A)(C)	1,300	27,804
Freebit Company, Ltd.	3,500	33,662
Freund Corp. (C)	3,000	28,092
F-Tech, Inc.	3,400	42,444
FTGroup Company, Ltd.	3,900	43,211
Fudo Tetra Corp.	42,200	71,918
Fuji Company, Ltd.	6,100	128,835
Fuji Corp.	1,900	44,808
Fuji Corp., Ltd.	11,800	240,453
Fuji Corp., Ltd.	7,900	70,397
Fuji Die Company, Ltd.	1,000	7,957
Fuji Kosan Company, Ltd.	1,100	6,140
Fuji Kyuko Company, Ltd.	5,000	146,482
Fuji Oil Company, Ltd.	19,700	68,422
Fuji Oil Holdings, Inc.	11,100	401,138
Fuji Pharma Company, Ltd.	2,200	80,798
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Fuji Seal International, Inc.	9,500	$372,680
Fuji Soft, Inc.	5,500	224,024
Fujibo Holdings, Inc.	2,800	102,067
Fujicco Company, Ltd.	6,200	151,594
Fujikura Kasei Company, Ltd.	7,000	44,769
Fujikura Rubber, Ltd.	6,700	43,001
Fujikura, Ltd.	61,100	414,088
Fujimi, Inc.	4,100	100,367
Fujimori Kogyo Company, Ltd.	3,900	135,019
Fujio Food System Company, Ltd.	2,800	54,253
Fujisash Company, Ltd.	26,500	23,786
Fujishoji Company, Ltd.	2,400	27,436
Fujita Kanko, Inc.	2,200	68,382
Fujitec Company, Ltd.	14,000	185,340
Fujitsu Frontech, Ltd.	3,400	48,096
Fujitsu General, Ltd.	12,000	186,107
Fujiya Company, Ltd.	2,100	50,831
FuKoKu Company, Ltd.	3,000	26,701
Fukuda Corp.	2,000	123,786
Fukui Computer Holdings, Inc.	1,700	29,461
Fukushima Industries Corp.	3,200	141,129
Fukuyama Transporting Company, Ltd.	6,400	321,890
Full Speed, Inc. (A)	1,100	8,511
FULLCAST Holdings Company, Ltd.	6,200	159,743
Fumakilla, Ltd.	2,000	39,113
Funai Electric Company, Ltd. (A)(C)	9,500	57,779
Funai Soken Holdings, Inc.	10,230	248,436
Furukawa Company, Ltd.	8,700	127,235
Furuno Electric Company, Ltd.	7,700	66,634
Furusato Industries, Ltd.	3,100	49,593
Furyu Corp.	2,500	22,469
Fuso Chemical Company, Ltd.	5,000	127,496
Fuso Pharmaceutical Industries, Ltd.	1,900	50,734
Futaba Corp.	10,657	193,272
Futaba Industrial Company, Ltd.	16,900	120,730
Future Corp.	6,000	79,372
Fuyo General Lease Company, Ltd.	4,600	330,797
G-7 Holdings, Inc.	1,300	31,971
Gakken Holdings Company, Ltd.	1,300	59,431
Gakkyusha Company, Ltd.	2,400	39,853
Gecoss Corp.	5,000	49,452
Genki Sushi Company, Ltd.	1,600	47,201
Genky DrugStores Company, Ltd. (A)	2,000	81,169
Geo Holdings Corp.	10,500	149,047
Geomatec Company, Ltd.	900	7,763
Geostr Corp.	4,600	27,358
Gfoot Company, Ltd.	5,700	40,540
Giken, Ltd.	3,800	90,030
GL Sciences, Inc.	2,000	30,198
GLOBERIDE, Inc.	2,800	94,839
Glory, Ltd.	13,900	410,240
GMO Cloud K.K.	800	21,381
GMO Financial Holdings, Inc.	5,500	47,077
GMO Internet, Inc.	15,500	413,025
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
Godo Steel, Ltd.	3,000	$62,840
Gokurakuyu Holdings Company, Ltd.	3,200	21,205
Goldcrest Company, Ltd.	6,270	111,960
Goldwin, Inc.	1,400	115,439
Golf Digest Online, Inc.	2,700	34,857
Grandy House Corp.	5,700	25,591
Gree, Inc.	26,700	151,711
GS Yuasa Corp.	82,000	387,061
GSI Creos Corp.	1,100	15,572
G-Tekt Corp.	6,000	102,431
Gun-Ei Chemical Industry Company, Ltd.	1,400	44,566
Gunosy, Inc. (A)	2,800	42,638
Gunze, Ltd.	4,300	275,331
Gurunavi, Inc.	6,800	57,611
H2O Retailing Corp.	13,800	233,234
HABA Laboratories, Inc.	400	40,736
Hagihara Industries, Inc.	3,000	51,698
Hagiwara Electric Company, Ltd.	2,200	61,590
Hakudo Company, Ltd.	800	16,042
Hakuto Company, Ltd.	5,200	81,340
Hakuyosha Company, Ltd.	800	25,594
Halows Company, Ltd.	1,900	46,095
Hamakyorex Company, Ltd.	4,400	147,892
Hamee Corp.	1,000	15,719
Handsman Company, Ltd.	1,300	15,988
HANEDA ZENITH HOLDINGS Company, Ltd.	7,200	23,836
Hanwa Company, Ltd.	8,800	369,898
Happinet Corp.	4,100	54,315
Harada Industry Company, Ltd.	2,900	22,416
Hard Off Corp. Company, Ltd.	2,200	21,986
Harima Chemicals Group, Inc.	4,300	34,247
Haruyama Holdings, Inc.	2,700	25,269
Hayashikane Sangyo Company, Ltd.	1,900	14,055
Hazama Ando Corp.	43,600	380,438
Hearts United Group Company, Ltd.	3,200	47,434
Heiwa Corp.	12,200	279,420
Heiwa Real Estate Company, Ltd.	10,200	210,617
Heiwado Company, Ltd.	7,700	185,935
Helios Techno Holding Company, Ltd. (C)	6,400	42,740
Hibino Corp.	700	9,970
Hibiya Engineering, Ltd.	5,400	107,439
Hiday Hidaka Corp.	5,570	133,710
HI-LEX CORP.	6,400	168,705
Himaraya Company, Ltd.	1,700	17,989
Hinokiya Group Company, Ltd.	1,500	40,612
Hioki EE Corp.	2,600	102,018
Hirakawa Hewtech Corp.	2,200	26,898
Hiramatsu, Inc.	7,300	36,079
Hirano Tecseed Company, Ltd. (C)	2,700	68,010
Hirata Corp.	1,800	130,877
Hiroshima Gas Company, Ltd.	12,400	42,797
HIS Company, Ltd.	5,600	192,974
Hisaka Works, Ltd.	7,700	76,356
Hitachi Zosen Corp.	49,280	251,917
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Hito Communications, Inc.	1,300	$25,290
Hochiki Corp.	4,600	94,001
Hoden Seimitsu Kako Kenkyusho Company, Ltd.	1,000	16,238
Hodogaya Chemical Company, Ltd.	2,100	70,706
Hogy Medical Company, Ltd.	5,600	254,064
Hokkaido Coca-Cola Bottling Company, Ltd.	1,000	7,537
Hokkaido Electric Power Company, Inc.	46,200	313,900
Hokkaido Gas Company, Ltd.	24,000	67,698
Hokkan Holdings, Ltd.	17,000	56,296
Hokko Chemical Industry Company, Ltd.	5,000	30,986
Hokuetsu Industries Company, Ltd.	6,800	67,411
Hokuetsu Kishu Paper Company, Ltd.	35,000	188,697
Hokuhoku Financial Group, Inc.	22,600	319,777
Hokuriku Electric Industry Company, Ltd.	2,500	29,796
Hokuriku Electric Power Company (A)	36,600	367,457
Hokuriku Electrical Construction Company, Ltd.	1,600	17,292
Hokuto Corp.	6,700	124,977
Honda Tsushin Kogyo Company, Ltd.	3,200	27,236
H-One Company, Ltd.	6,500	71,864
Honeys Holdings Company, Ltd.	5,460	49,908
Hoosiers Holdings (C)	8,400	61,303
Hosiden Corp.	17,000	162,563
Hosokawa Micron Corp.	1,400	87,077
Hotland Company, Ltd. (C)	1,800	22,556
Hotto Link, Inc. (A)	2,400	17,267
House Do Company, Ltd.	400	19,264
Howa Machinery, Ltd.	5,300	51,667
HyAS&Company, Inc.	2,500	12,450
I K K, Inc.	3,000	23,057
I.K Company, Ltd. (C)	1,200	20,352
Ibiden Company, Ltd.	30,700	475,867
IBJ Leasing Company, Ltd.	8,400	236,757
IBJ, Inc.	2,600	16,194
Ichibanya Company, Ltd.	2,500	107,586
Ichigo, Inc.	56,700	266,359
Ichiken Company, Ltd.	1,600	37,206
Ichikoh Industries, Ltd.	7,000	92,786
Ichinen Holdings Company, Ltd.	6,100	79,865
Ichiyoshi Securities Company, Ltd.	10,700	126,091
Icom, Inc.	3,300	82,577
Idec Corp.	7,800	195,251
IDOM, Inc.	17,400	116,222
Ihara Science Corp.	1,200	28,648
Iino Kaiun Kaisha, Ltd.	30,300	138,094
IJT Technology Holdings Company, Ltd.	5,760	47,435
Ikegami Tsushinki Company, Ltd.	19,000	26,599
Imagica Robot Holdings, Inc. (C)	5,400	49,718
Imasen Electric Industrial	5,200	60,291
Imuraya Group Company, Ltd.	1,300	39,930
Inaba Denki Sangyo Company, Ltd.	6,500	283,786
Inaba Seisakusho Company, Ltd.	3,600	47,234
Inabata & Company, Ltd.	14,000	202,071
Inageya Company, Ltd.	7,800	127,435
Ines Corp.	7,100	70,002
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
I-Net Corp.	2,200	$34,252
Infocom Corp.	2,800	67,865
Infomart Corp.	17,800	182,283
Information Development Company	1,100	14,492
Information Services International-Dentsu, Ltd.	3,200	98,977
Innotech Corp.	6,900	89,602
Insource Company, Ltd.	600	13,486
Intage Holdings, Inc.	9,400	98,151
Intellex Company, Ltd.	1,800	16,645
Intelligent Wave, Inc. (C)	2,900	18,935
Inter Action Corp.	3,100	37,904
Internet Initiative Japan, Inc.	8,700	175,856
Inui Global Logistics Company, Ltd.	4,890	44,442
Investors Cloud Company, Ltd. (C)	4,500	87,918
I-O Data Device, Inc.	1,900	20,830
IR Japan Holdings, Ltd.	500	12,895
Iriso Electronics Company, Ltd.	4,200	259,820
I'rom Group Company, Ltd.	1,500	26,859
ISB Corp.	1,300	23,198
Ise Chemicals Corp.	3,000	19,967
Iseki & Company, Ltd.	6,000	108,831
Ishihara Chemical Company, Ltd.	1,800	32,673
Ishihara Sangyo Kaisha, Ltd. (A)	11,500	126,254
Ishii Hyoki Company, Ltd. (A)	1,100	10,700
Ishii Iron Works Company, Ltd.	900	16,743
Ishizuka Glass Company, Ltd.	400	9,090
Isolite Insulating Products Company, Ltd.	2,200	14,857
Istyle, Inc.	10,100	111,008
ITbook Company, Ltd. (A)	2,900	15,663
Itochu Enex Company, Ltd.	11,400	115,064
Itochu-Shokuhin Company, Ltd.	1,400	79,985
Itoki Corp.	13,300	77,473
Itokuro, Inc. (A)	600	33,228
Ivy Cosmetics Corp.	300	7,944
IwaiCosmo Holdings, Inc.	6,000	79,263
Iwaki & Company, Ltd. (C)	9,000	36,324
Iwasaki Electric Company, Ltd.	3,000	44,040
Iwatani Corp.	9,000	317,918
Iwatsu Electric Company, Ltd.	3,700	27,883
Izutsuya Company, Ltd. (A)	2,500	7,953
J Trust Company, Ltd. (C)	20,500	161,165
JAC Recruitment Company, Ltd.	3,600	71,250
Jaccs Company, Ltd.	8,600	193,948
Jafco Company, Ltd.	6,300	257,776
Jalux, Inc.	2,100	56,762
Jamco Corp.	2,600	53,828
Janome Sewing Machine Company, Ltd.	5,800	36,995
Japan Animal Referral Medical Center Company, Ltd. (A)	600	18,419
Japan Asia Group, Ltd.	6,100	28,388
Japan Asia Investment Company, Ltd. (A)	5,400	18,330
Japan Asset Marketing Company, Ltd. (A)	62,100	76,210
Japan Aviation Electronics Industry, Ltd.	11,000	182,187
Japan Best Rescue System Company, Ltd.	3,100	24,375
Japan Cash Machine Company, Ltd.	3,800	40,951
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Japan Display, Inc. (A)	141,200	$160,354
Japan Drilling Company, Ltd. (A)(C)	1,200	19,223
Japan Electronic Materials Corp.	2,600	22,977
Japan Foundation Engineering Company, Ltd.	8,200	27,872
Japan Investment Adviser Company, Ltd. (C)	1,700	85,457
Japan Lifeline Company, Ltd.	2,500	63,547
Japan Material Company, Ltd.	12,600	203,163
Japan Meat Company, Ltd.	1,400	29,945
Japan Medical Dynamic Marketing, Inc.	3,400	35,164
Japan Oil Transportation Company, Ltd.	600	17,210
Japan Petroleum Exploration Company, Ltd.	7,200	182,737
Japan Property Management Center Company, Ltd.	2,900	39,123
Japan Pulp & Paper Company, Ltd.	3,000	134,689
Japan Pure Chemical Company, Ltd.	700	15,577
Japan Securities Finance Company, Ltd.	31,500	186,572
Japan Transcity Corp.	12,000	55,664
Jastec Company, Ltd.	2,100	22,589
JBCC Holdings, Inc.	4,900	51,376
JCU Corp.	6,000	140,594
Jeol, Ltd.	19,000	197,297
JIG-SAW, Inc. (A)	500	15,152
Jimoto Holdings, Inc.	40,600	68,131
JINS, Inc.	2,900	161,567
JK Holdings Company, Ltd.	6,100	48,660
JMS Company, Ltd.	6,400	38,096
Joban Kosan Company, Ltd.	2,000	33,474
J-Oil Mills, Inc.	3,600	131,307
Joshin Denki Company, Ltd.	4,000	142,192
JP-Holdings, Inc.	14,400	52,348
JSP Corp.	4,800	148,957
Juki Corp.	8,200	90,472
Justsystems Corp.	8,900	191,874
JVC Kenwood Corp.	45,628	150,869
K&O Energy Group, Inc.	4,100	67,741
kabu.com Securities Company, Ltd.	33,900	120,346
Kadokawa Dwango Corp.	17,057	179,671
Kadoya Sesame Mills, Inc.	400	22,549
Kaga Electronics Company, Ltd.	5,300	135,154
Kakiyasu Honten Company, Ltd.	2,100	56,535
Kamakura Shinsho, Ltd.	400	12,750
Kameda Seika Company, Ltd.	3,000	161,821
Kamei Corp.	8,200	119,543
Kanaden Corp.	5,500	72,647
Kanagawa Chuo Kotsu Company, Ltd.	1,600	54,515
Kanamic Network Company, Ltd.	600	9,956
Kanamoto Company, Ltd.	6,500	224,994
Kandenko Company, Ltd.	27,000	296,172
Kaneko Seeds Company, Ltd.	2,800	41,419
Kanematsu Corp.	18,600	286,861
Kanematsu Electronics, Ltd.	3,300	107,936
Kanemi Company, Ltd.	500	14,514
Kansai Mirai Financial Group, Inc. (A)	20,822	160,972
Kansai Super Market, Ltd.	4,200	47,101
Kanto Denka Kogyo Company, Ltd.	9,300	95,842
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Kappa Create Company, Ltd.	5,100	$66,561
Kasai Kogyo Company, Ltd.	8,400	111,687
Katakura & Co-op Agri Corp.	1,100	12,256
Katakura Industries Company, Ltd.	7,100	85,848
Kato Sangyo Company, Ltd.	6,000	208,498
Kato Works Company, Ltd.	3,100	79,985
KAWADA TECHNOLOGIES, Inc.	1,300	75,792
Kawagishi Bridge Works Company, Ltd.	600	22,277
Kawai Musical Instruments Manufacturing Company, Ltd.	1,700	83,132
Kawasaki Kisen Kaisha, Ltd. (A)	19,800	406,290
Kawasumi Laboratories, Inc.	5,500	38,370
Kawata Manufacturing Company, Ltd.	1,600	22,711
KeePer Technical Laboratory Company, Ltd.	1,200	14,600
Keihanshin Building Company, Ltd.	12,400	101,618
Keihin Company, Ltd.	1,000	14,937
Keihin Corp.	11,300	219,267
Keiyo Company, Ltd.	13,800	67,928
KEL Corp.	1,900	22,119
Kenko Mayonnaise Company, Ltd.	3,200	122,778
Key Coffee, Inc.	4,900	97,632
KFC Holdings Japan, Ltd.	3,500	64,238
KH Neochem Company, Ltd.	1,200	32,295
KI Holdings Company, Ltd. (A)	3,000	13,588
Kimoto Company, Ltd.	15,600	43,236
Kimura Chemical Plants Company, Ltd.	5,900	23,749
Kimura Unity Company, Ltd.	100	1,046
King Jim Company, Ltd.	3,700	37,914
Kintetsu Department Store Company, Ltd. (A)	900	32,923
Kintetsu World Express, Inc.	7,900	160,340
Kirindo Holdings Company, Ltd.	1,400	40,603
Kissei Pharmaceutical Company, Ltd.	5,200	140,341
Ki-Star Real Estate Company, Ltd.	1,100	27,211
Kitagawa Iron Works Company, Ltd.	2,800	70,821
Kitamura Company, Ltd.	1,900	21,376
Kitano Construction Corp.	15,000	51,538
Kitanotatsujin Corp. (C)	9,900	76,770
Kito Corp.	5,100	111,120
Kitz Corp.	23,600	210,483
KLab, Inc.	7,500	113,671
KNT-CT Holdings Company, Ltd. (A)	3,200	44,828
Koa Corp.	7,400	154,019
Koatsu Gas Kogyo Company, Ltd.	7,300	64,111
Kobe Bussan Company, Ltd.	2,200	106,684
Kobe Electric Railway Company, Ltd. (A)	1,600	58,649
Kobelco Eco-Solutions Company, Ltd.	1,200	21,264
Kogi Corp.	600	10,901
Kohnan Shoji Company, Ltd.	7,300	176,522
Kohsoku Corp.	3,200	38,382
Koike Sanso Kogyo Company, Ltd.	500	13,334
Kojima Company, Ltd. (A)	9,900	45,315
Kokusai Company, Ltd.	2,400	21,072
Kokuyo Company, Ltd.	20,973	391,891
KOMAIHALTEC, Inc.	1,200	25,264
Komatsu Seiren Company, Ltd.	9,200	82,022
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Komatsu Wall Industry Company, Ltd.	2,000	$41,485
Komeda Holdings Company, Ltd.	10,300	202,271
Komehyo Company, Ltd.	2,000	37,191
Komeri Company, Ltd.	8,500	216,574
Komori Corp.	16,724	206,660
Konaka Company, Ltd.	6,300	31,008
Kondotec, Inc.	4,700	42,319
Konishi Company, Ltd.	8,300	139,306
Konoike Transport Company, Ltd.	7,900	128,111
Konoshima Chemical Company, Ltd. (C)	1,800	18,231
Kosaido Company, Ltd.	6,200	30,340
Koshidaka Holdings Company, Ltd.	9,600	151,727
Kotobuki Spirits Company, Ltd.	4,900	260,917
Kourakuen Holdings Corp.	2,900	46,258
Kozo Keikaku Engineering, Inc.	800	16,367
Krosaki Harima Corp.	1,700	89,120
KRS Corp.	1,800	45,368
KU Holdings Company, Ltd.	3,500	32,660
Kumagai Gumi Company, Ltd.	8,100	272,352
Kumiai Chemical Industry Company, Ltd.	23,190	144,847
Kunimine Industries Company, Ltd.	2,100	19,394
Kura Corp.	2,800	211,823
Kurabo Industries, Ltd.	50,000	171,243
Kureha Corp.	3,900	260,415
Kurimoto, Ltd.	3,600	64,888
Kuriyama Holdings Corp.	1,800	36,676
Kuroda Precision Industries, Ltd.	900	18,796
Kushikatsu Tanaka Company (C)	300	8,489
Kusuri no Aoki Holdings Company, Ltd.	3,500	256,153
KVK Corp.	1,500	23,733
KYB Corp.	5,400	252,871
Kyoden Company, Ltd.	3,900	19,308
Kyodo Printing Company, Ltd.	2,200	58,743
Kyoei Steel, Ltd. (C)	7,300	139,090
Kyokuto Boeki Kaisha, Ltd.	10,000	43,556
Kyokuto Kaihatsu Kogyo Company, Ltd.	9,600	149,174
Kyokuto Securities Company, Ltd.	6,300	84,344
Kyokuyo Company, Ltd.	2,800	96,961
KYORIN Holdings, Inc.	10,600	220,524
Kyoritsu Maintenance Company, Ltd.	6,080	313,304
Kyoritsu Printing Company, Ltd.	9,100	31,707
Kyosan Electric Manufacturing Company, Ltd.	12,000	84,716
Kyowa Electronic Instruments Company, Ltd.	8,000	32,636
Kyowa Leather Cloth Company, Ltd.	5,000	45,951
Kyushu Financial Group, Inc.	4,300	20,519
LAC Company, Ltd.	4,100	59,528
Lacto Japan Company, Ltd.	700	34,275
LAND Company, Ltd. (A)(C)	39,000	4,619
Laox Company, Ltd. (A)	12,200	48,506
Lasertec Corp.	9,400	318,012
LEC, Inc.	2,800	107,338
Leopalace21 Corp.	65,000	446,663
Life Corp.	3,500	88,122
LIFULL Company, Ltd.	13,100	93,184
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Like Company, Ltd.	1,800	$34,902
Linical Company, Ltd.	3,200	62,428
Link And Motivation, Inc.	8,500	111,526
Lintec Corp.	12,300	353,883
Litalico, Inc. (A)(C)	1,500	21,646
Lonseal Corp.	500	9,757
Look Holdings, Inc.	9,000	25,008
Luckland Company, Ltd.	1,000	24,951
M&A Capital Partners Company, Ltd. (A)	1,500	145,404
Macnica Fuji Electronics Holdings, Inc.	9,300	155,016
Maeda Corp.	26,800	289,917
Maeda Kosen Company, Ltd.	4,900	85,248
Maeda Road Construction Company, Ltd.	16,000	316,496
Maezawa Industries, Inc.	5,000	21,380
Maezawa Kasei Industries Company, Ltd.	2,900	31,982
Maezawa Kyuso Industries Company, Ltd.	2,500	43,537
Makino Milling Machine Company, Ltd.	26,575	235,844
Mamezou Holdings Company, Ltd.	3,200	30,661
Mamiya-Op Company, Ltd.	2,000	21,116
Mandom Corp.	3,540	115,133
Mani, Inc.	6,200	288,704
MarkLines Company, Ltd.	2,000	38,675
Mars Engineering Corp.	2,800	69,252
Marubun Corp.	5,600	44,984
Marudai Food Company, Ltd.	35,000	160,894
Marufuji Sheet Piling Company, Ltd.	300	7,355
Maruha Nichiro Corp.	10,681	406,874
Maruka Machinery Company, Ltd.	1,800	33,097
Marumae Company, Ltd.	1,100	16,104
Marusan Securities Company, Ltd.	14,661	134,953
Maruwa Company, Ltd.	2,500	198,596
Maruwa Unyu Kikan Company, Ltd.	3,000	100,373
Maruyama Manufacturing Company, Inc.	900	15,693
Maruzen CHI Holdings Company, Ltd. (A)	4,800	15,775
Maruzen Company, Ltd.	3,000	70,950
Maruzen Showa Unyu Company, Ltd.	19,000	93,834
Marvelous, Inc.	7,900	67,455
Matching Service Japan Company, Ltd.	500	35,241
Matsuda Sangyo Company, Ltd.	4,620	72,291
Matsui Construction Company, Ltd.	8,500	68,703
Matsui Securities Company, Ltd.	8,000	75,341
Matsuya Company, Ltd.	4,400	59,997
Matsuya Foods Company, Ltd.	2,200	75,405
Max Company, Ltd.	8,000	105,235
Maxell Holdings, Ltd.	10,100	165,654
Maxvalu Tokai Company, Ltd.	1,300	29,634
MCJ Company, Ltd.	8,000	129,715
MEC Company, Ltd. (C)	4,900	103,206
Media Do Holdings Company, Ltd.	1,700	32,731
Medical Data Vision Company, Ltd. (A)(C)	4,400	58,341
Medical System Network Company, Ltd.	6,600	29,216
Megachips Corp. (C)	3,900	112,854
Megmilk Snow Brand Company, Ltd.	11,700	322,632
Meidensha Corp.	51,086	190,718
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Meiji Electric Industries Company, Ltd.	2,000	$37,775
Meiji Shipping Company, Ltd.	6,300	23,417
Meiko Electronics Company, Ltd.	5,700	115,088
Meiko Network Japan Company, Ltd.	6,400	75,006
Meisei Industrial Company, Ltd.	10,600	80,908
Meitec Corp.	6,600	303,115
Meito Sangyo Company, Ltd.	2,900	45,428
Meiwa Corp.	7,500	34,069
Meiwa Estate Company, Ltd.	3,300	21,414
Melco Holdings, Inc.	1,300	50,057
Menicon Company, Ltd.	5,000	131,985
Mercuria Investment Company, Ltd.	1,700	16,635
METAWATER Company, Ltd.	3,100	83,371
Micronics Japan Company, Ltd.	2,300	23,995
Mie Kotsu Group Holdings, Inc.	14,600	64,736
Mikuni Corp.	8,400	44,576
Milbon Company, Ltd.	4,920	237,432
MIMAKI ENGINEERING COMPANY, LTD.	2,900	24,402
Mimasu Semiconductor Industry Company, Ltd.	4,200	71,035
Ministop Company, Ltd.	4,000	82,275
Mipox Corp.	1,500	6,686
Miraca Holdings, Inc.	5,000	161,944
Miraial Company, Ltd.	1,500	21,144
Mirait Holdings Corp.	15,880	248,861
Miroku Jyoho Service Company, Ltd.	4,700	132,024
Misawa Homes Company, Ltd.	8,000	71,167
Mitani Corp.	4,200	200,323
Mitani Sangyo Company, Ltd.	8,100	26,853
Mitani Sekisan Company, Ltd.	3,200	77,383
Mito Securities Company, Ltd.	18,200	65,877
Mitsuba Corp.	10,300	104,495
Mitsubishi Kakoki Kaisha, Ltd.	1,900	36,591
Mitsubishi Logisnext Company, Ltd.	5,900	62,901
Mitsubishi Logistics Corp.	3,500	73,860
Mitsubishi Paper Mills, Ltd.	8,438	49,583
Mitsubishi Pencil Company, Ltd.	5,700	117,921
Mitsubishi Research Institute, Inc.	1,700	75,943
Mitsubishi Shokuhin Company, Ltd.	3,300	88,330
Mitsubishi Steel Manufacturing Company, Ltd.	4,800	99,598
Mitsuboshi Belting, Ltd.	13,000	157,205
Mitsui E&S Holdings Company, Ltd.	20,900	278,038
Mitsui High-Tec, Inc.	6,600	89,260
Mitsui Home Company, Ltd.	7,000	47,169
Mitsui Matsushima Company, Ltd.	4,100	56,540
Mitsui Sugar Company, Ltd.	4,400	147,390
Mitsui-Soko Holdings Company, Ltd. (A)	35,000	107,731
Mitsumura Printing Company, Ltd.	400	8,924
Mitsuuroko Group Holdings Company, Ltd.	8,000	64,559
Miyaji Engineering Group, Inc.	2,000	36,899
Miyoshi Oil & Fat Company, Ltd.	2,600	33,882
Mizuho Medy Company, Ltd. (C)	800	21,494
Mizuno Corp.	5,000	181,566
Mobile Factory, Inc.	1,700	24,830
Mochida Pharmaceutical Company, Ltd.	2,800	198,684
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Modec, Inc.	5,300	$143,470
Molitec Steel Company, Ltd.	3,400	20,158
Monex Group, Inc. (C)	50,400	297,793
Money Partners Group Company, Ltd.	4,700	21,092
MORESCO Corp.	2,000	35,559
Mori-Gumi Company, Ltd. (C)	3,900	15,745
Morinaga Milk Industry Company, Ltd.	9,600	375,992
Morita Holdings Corp.	7,400	148,755
Morito Company, Ltd.	4,800	44,188
Morozoff, Ltd.	900	55,555
Morpho, Inc. (A)	800	27,909
Mory Industries, Inc.	1,400	43,056
MrMax Holdings, Ltd.	8,400	50,658
MTI, Ltd.	9,900	57,573
Mugen Estate Company, Ltd.	2,300	24,001
Murakami Corp.	2,100	55,341
Musashi Company, Ltd.	900	19,698
Musashi Seimitsu Industry Company, Ltd.	5,400	197,732
Muto Seiko Company	1,300	11,077
Mutoh Holdings Company, Ltd.	600	13,290
Mynet, Inc. (A)	1,300	13,405
N Field Company, Ltd.	3,200	48,239
NAC Company, Ltd.	3,400	28,129
Nachi-Fujikoshi Corp.	4,300	204,846
Nadex Company, Ltd.	1,200	13,604
Nafco Company, Ltd.	3,200	54,899
Nagaileben Company, Ltd.	2,300	60,189
Nagano Keiki Company, Ltd.	3,000	37,342
Nagase & Company, Ltd.	23,100	383,945
Nagatanien Holdings Company, Ltd.	6,000	82,269
Nagawa Company, Ltd.	1,500	60,916
Naigai Tec Corp.	300	8,954
Naigai Trans Line, Ltd.	700	10,221
Nakabayashi Company, Ltd.	6,000	38,272
Nakamoto Packs Company, Ltd.	800	12,521
Nakamura Choukou Company, Ltd. (A)	800	19,693
Nakamuraya Company, Ltd.	1,000	43,716
Nakanishi, Inc.	10,900	229,575
Nakano Corp.	4,800	26,791
Nakayama Steel Works, Ltd.	7,400	46,405
Nakayamafuku Company, Ltd.	4,400	28,718
Nakayo, Inc.	1,000	17,265
Namura Shipbuilding Company, Ltd. (C)	16,572	79,036
Narasaki Sangyo Company, Ltd.	8,000	29,956
Natori Company, Ltd.	2,500	42,818
NDS Company, Ltd.	1,700	92,142
NEC Capital Solutions, Ltd.	3,100	56,668
NEC Networks & System Integration Corp.	6,200	141,042
NET One Systems Company, Ltd.	15,900	258,179
Neturen Company, Ltd.	10,400	94,428
New Japan Chemical Company, Ltd. (A)	8,300	18,770
New Japan Radio Company, Ltd. (A)(C)	5,000	38,854
Nextage Company, Ltd. (C)	5,800	66,076
Nexyz Group Corp.	1,400	20,476
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
NHK Spring Company, Ltd.	5,600	$55,054
Nicca Chemical Company, Ltd.	2,500	26,846
Nice Holdings, Inc.	2,300	28,765
Nichia Steel Works, Ltd.	4,000	12,206
Nichias Corp.	27,000	338,378
Nichiban Company, Ltd.	2,500	65,974
Nichicon Corp.	13,673	169,099
Nichiden Corp.	3,800	73,301
Nichiha Corp.	6,900	274,389
NichiiGakkan Company, Ltd.	8,800	95,153
Nichi-iko Pharmaceutical Company, Ltd.	12,100	185,333
Nichimo Company, Ltd.	700	10,809
Nichireki Company, Ltd.	7,800	87,808
Nichirin Company, Ltd.	2,190	46,627
Nihon Chouzai Company, Ltd.	2,480	67,527
Nihon Dempa Kogyo Company, Ltd. (C)	4,700	26,685
Nihon Dengi Company, Ltd. (C)	1,100	27,418
Nihon Denkei Company, Ltd.	1,400	22,561
Nihon Eslead Corp.	2,700	49,851
Nihon Flush Company, Ltd.	2,000	59,496
Nihon House Holdings Company, Ltd.	12,400	64,373
Nihon Kagaku Sangyo Company, Ltd.	3,200	39,714
Nihon Kohden Corp.	6,800	188,065
Nihon Nohyaku Company, Ltd.	15,800	99,702
Nihon Parkerizing Company, Ltd.	20,500	303,481
Nihon Plast Company, Ltd. (C)	5,400	49,798
Nihon Tokushu Toryo Company, Ltd.	3,400	64,495
Nihon Unisys, Ltd.	13,700	342,636
Nihon Yamamura Glass Company, Ltd.	28,000	45,742
Niitaka Company, Ltd.	800	13,109
Nikkato Corp.	2,200	21,125
Nikkiso Company, Ltd.	17,600	189,281
Nikko Company, Ltd.	1,600	37,336
Nikkon Holdings Company, Ltd.	15,500	426,704
Nippi, Inc.	400	15,053
Nippo Corp.	5,300	102,249
Nippon Air Conditioning Services Company, Ltd.	7,000	50,828
Nippon Aqua Company, Ltd.	2,600	9,678
Nippon Beet Sugar Manufacturing Company, Ltd.	3,800	78,623
Nippon Carbide Industries Company, Inc.	2,500	45,443
Nippon Ceramic Company, Ltd.	2,900	71,289
Nippon Chemical Industrial Company, Ltd.	2,500	110,441
Nippon Chemi-Con Corp.	4,727	177,394
Nippon Chemiphar Company, Ltd.	300	12,597
Nippon Coke & Engineering Company, Ltd.	46,000	47,171
Nippon Commercial Development Company, Ltd.	2,600	43,216
Nippon Computer Dynamics Company, Ltd.	1,200	14,982
Nippon Concept Corp.	800	10,335
Nippon Concrete Industries Company, Ltd.	13,000	43,754
Nippon Denko Company, Ltd. (C)	33,100	98,774
Nippon Densetsu Kogyo Company, Ltd.	8,400	182,759
Nippon Felt Company, Ltd.	2,700	12,815
Nippon Filcon Company, Ltd.	3,100	17,053
Nippon Fine Chemical Company, Ltd.	4,400	46,951
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Nippon Flour Mills Company, Ltd.	16,000	$266,201
Nippon Gas Company, Ltd.	5,300	275,334
Nippon Hume Corp.	6,700	51,623
Nippon Kanzai Company, Ltd.	4,100	82,609
Nippon Kayaku Company, Ltd.	22,900	250,715
Nippon Kinzoku Company, Ltd.	1,300	22,958
Nippon Kodoshi Corp. (C)	2,000	54,675
Nippon Koei Company, Ltd.	4,000	112,047
Nippon Koshuha Steel Company, Ltd.	2,400	17,532
Nippon Light Metal Holdings Company, Ltd.	151,800	352,001
Nippon Paper Industries Company, Ltd.	28,000	470,559
Nippon Parking Development Company, Ltd.	53,700	90,080
Nippon Pillar Packing Company, Ltd.	6,300	94,349
Nippon Piston Ring Company, Ltd.	2,100	42,561
Nippon Rietec Company, Ltd.	3,000	41,883
Nippon Seiki Company, Ltd.	12,000	216,725
Nippon Seisen Company, Ltd.	1,100	45,154
Nippon Sharyo, Ltd. (A)	20,000	49,490
Nippon Sheet Glass Company, Ltd.	30,600	306,389
Nippon Signal Company, Ltd.	16,500	152,028
Nippon Soda Company, Ltd.	38,000	209,669
Nippon Steel & Sumikin Bussan Corp.	3,868	198,931
Nippon Suisan Kaisha, Ltd.	67,565	329,681
Nippon Systemware Company, Ltd.	1,900	42,936
Nippon Thompson Company, Ltd.	17,500	137,388
Nippon Valqua Industries, Ltd.	4,400	133,524
Nippon View Hotel Company, Ltd.	1,200	16,551
Nippon Yakin Kogyo Company, Ltd.	38,500	115,889
Nipro Corp.	27,800	336,354
Nireco Corp.	1,900	18,958
Nishikawa Rubber Company, Ltd. (C)	3,300	73,424
Nishimatsu Construction Company, Ltd.	13,600	390,978
Nishimatsuya Chain Company, Ltd.	13,400	145,561
Nishi-Nippon Financial Holdings, Inc.	24,500	283,955
Nishi-Nippon Railroad Company, Ltd.	17,600	462,538
Nishio Rent All Company, Ltd.	5,400	177,838
Nissan Shatai Company, Ltd.	15,100	134,968
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	27,696
Nissei ASB Machine Company, Ltd.	1,800	85,186
Nissei Build Kogyo Company, Ltd.	6,500	72,993
Nissei Corp.	1,100	13,243
Nissei Plastic Industrial Company, Ltd.	4,800	58,844
Nissha Company, Ltd. (C)	8,500	172,488
Nisshin Fudosan Company, Ltd.	12,000	81,946
Nisshin Steel Company, Ltd.	12,696	184,777
Nisshinbo Holdings, Inc.	37,808	456,501
Nissin Corp.	4,500	108,329
Nissin Electric Company, Ltd.	12,400	116,274
Nissin Kogyo Company, Ltd.	10,800	190,230
Nissin Sugar Company, Ltd.	3,700	72,461
Nissui Pharmaceutical Company, Ltd.	2,700	34,814
Nitta Corp.	5,000	190,616
Nitta Gelatin, Inc.	3,400	26,594
Nittan Valve Company, Ltd.	4,000	13,206
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Nittetsu Mining Company, Ltd.	1,600	$78,870
Nitto Boseki Company, Ltd.	8,045	183,808
Nitto FC Company, Ltd.	5,400	36,835
Nitto Kogyo Corp.	8,100	152,791
Nitto Kohki Company, Ltd.	2,500	61,405
Nitto Seiko Company, Ltd. (C)	8,000	54,188
Nittoc Construction Company, Ltd.	7,600	42,319
Nittoku Engineering Company, Ltd.	3,700	118,538
NJS Company, Ltd.	1,900	31,345
nms Holdings Company	2,400	15,284
Noda Corp.	2,500	26,978
Noevir Holdings Company, Ltd.	500	36,962
NOF Corp.	16,500	499,983
Nohmi Bosai, Ltd.	6,300	152,727
Nojima Corp.	6,000	147,526
Nomura Company, Ltd.	8,400	180,613
Noritake Company, Ltd.	3,100	154,938
Noritsu Koki Company, Ltd.	6,000	105,955
Noritz Corp.	9,200	160,032
North Pacific Bank, Ltd.	85,100	281,135
Nozawa Corp.	2,600	30,226
NS Solutions Corp.	1,800	48,698
NS Tool Company, Ltd.	1,300	32,994
NS United Kaiun Kaisha, Ltd.	3,800	72,371
NSD Company, Ltd.	6,106	132,412
NTN Corp.	31,300	132,465
NuFlare Technology, Inc.	1,000	74,916
OAK Capital Corp.	16,400	32,846
Oat Agrio Company, Ltd.	400	12,494
Obara Group, Inc.	3,100	179,705
Odelic Company, Ltd.	1,000	43,213
Oenon Holdings, Inc.	17,000	73,694
Ohara, Inc.	1,100	22,056
Ohashi Technica, Inc.	3,800	62,393
Ohba Company, Ltd.	600	3,511
Ohmoto Gumi Company, Ltd.	400	18,965
Ohsho Food Service Corp.	2,200	120,652
Oiles Corp.	5,972	127,089
Okabe Company, Ltd.	10,700	95,329
Okada Aiyon Corp.	2,200	32,703
Okamoto Industries, Inc.	14,000	146,822
Okamoto Machine Tool Works, Ltd.	1,300	54,025
Okamura Corp.	17,200	258,111
Okasan Securities Group, Inc.	43,000	215,502
Oki Electric Industry Company, Ltd.	21,000	239,059
Okinawa Cellular Telephone Company	3,200	126,477
OKK Corp.	2,500	27,786
OKUMA Corp.	6,276	364,834
Okumura Corp.	7,800	259,388
Okura Industrial Company, Ltd.	13,000	62,952
Okuwa Company, Ltd.	7,000	69,704
Olympic Group Corp.	1,000	5,181
ONO Sokki Company, Ltd.	2,000	15,873
Onoken Company, Ltd.	5,700	97,807
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
Onward Holdings Company, Ltd.	32,000	$261,557
Ootoya Holdings Company, Ltd.	2,000	41,145
Open Door, Inc. (A)	2,500	48,839
OPT Holding, Inc. (C)	3,900	70,629
Optex Group Company, Ltd.	5,200	144,995
Optim Corp. (A)	600	14,177
Organo Corp.	2,000	56,508
Origin Electric Company, Ltd.	2,200	46,255
Osaka Organic Chemical Industry, Ltd.	4,800	63,330
Osaka Soda Company, Ltd.	4,100	118,546
Osaka Steel Company, Ltd.	4,000	80,415
OSAKA Titanium Technologies Company, Ltd.	4,800	82,983
Osaki Electric Company, Ltd.	13,000	99,464
OSG Corp.	14,400	299,936
OSJB Holdings Corp.	30,200	80,179
Otsuka Kagu, Ltd.	4,600	24,367
OUG Holdings, Inc.	1,200	30,408
Outsourcing, Inc.	16,200	308,539
Oyo Corp.	6,400	85,717
Ozu Corp. (C)	2,000	40,386
Pacific Industrial Company, Ltd.	11,900	167,304
Pacific Metals Company, Ltd. (A)	4,800	159,704
PAL GROUP Holdings Company, Ltd.	3,200	81,758
PALTAC Corp.	3,800	223,815
Paltek Corp. (C)	1,800	10,907
PAPYLESS Company, Ltd.	600	9,355
Paraca, Inc.	1,600	35,108
Paramount Bed Holdings Company, Ltd.	4,100	186,294
Parco Company, Ltd.	5,600	67,004
Paris Miki Holdings, Inc.	6,300	29,038
Parker Corp.	4,000	23,442
Pasco Corp. (A)	4,000	11,853
Pasona Group, Inc.	3,300	51,037
PC Depot Corp.	10,500	55,817
Pegasus Sewing Machine Manufacturing Company, Ltd.	5,500	47,226
Penta-Ocean Construction Company, Ltd.	68,400	443,614
People Company, Ltd.	1,200	17,601
Pepper Food Service Company, Ltd. (C)	2,900	135,591
Phil Company, Inc. (A)	300	16,521
PIA Corp. (C)	1,100	61,352
Pickles Corp.	1,400	27,110
Pilot Corp.	5,100	269,585
Piolax, Inc.	7,800	196,060
Pioneer Corp. (A)(C)	108,000	153,317
Plant Company, Ltd.	900	10,947
Plenus Company, Ltd.	5,900	100,289
Poletowin Pitcrew Holdings, Inc. (C)	2,700	50,986
Press Kogyo Company, Ltd.	26,700	146,375
Pressance Corp.	9,200	148,160
Prestige International, Inc.	13,000	189,100
Prima Meat Packers, Ltd.	33,000	197,178
Pronexus, Inc.	4,800	56,623
Pro-Ship, Inc.	500	12,228
Prospect Company, Ltd.	148,000	68,973
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Proto Corp.	3,400	$50,490
PS Mitsubishi Construction Company, Ltd.	12,700	67,607
Punch Industry Company, Ltd.	4,200	46,660
Qol Company, Ltd.	3,800	80,915
Quick Company, Ltd.	2,200	34,060
Raccoon Company, Ltd.	1,900	11,358
Raito Kogyo Company, Ltd.	11,600	113,982
Rakus Company, Ltd.	1,200	19,821
Rasa Corp.	2,900	25,204
Rasa Industries, Ltd.	2,100	49,105
Raysum Company, Ltd.	4,300	76,742
RECOMM Company, Ltd. (C)	9,900	25,668
Relia, Inc.	7,000	99,272
Renaissance, Inc.	2,700	58,450
Renesas Easton Company, Ltd.	4,400	23,859
Rengo Company, Ltd.	46,000	407,351
Renown, Inc. (A)(C)	15,500	21,293
Resol Holdings Company, Ltd.	400	16,343
Resorttrust, Inc.	10,300	188,777
Retail Partners Company, Ltd.	4,500	75,847
Rheon Automatic Machinery Company, Ltd.	4,600	93,904
Rhythm Watch Company, Ltd.	2,000	44,569
Riberesute Corp.	2,000	17,358
Ricoh Leasing Company, Ltd.	4,000	133,046
Ride On Express Holdings Company, Ltd.	1,600	17,434
Right On Company, Ltd.	4,700	43,886
Riken Corp.	2,700	136,527
Riken Keiki Company, Ltd.	5,400	132,278
Riken Technos Corp.	11,000	54,385
Riken Vitamin Company, Ltd.	2,400	95,110
Ringer Hut Company, Ltd.	4,500	108,363
Rion Company, Ltd.	1,600	34,366
Riso Kagaku Corp.	6,900	153,748
Riso Kyoiku Company, Ltd.	8,400	66,795
Rock Field Company, Ltd.	5,500	98,215
Rokko Butter Company, Ltd.	3,600	77,939
Roland DG Corp.	3,500	77,103
Rorze Corp.	2,400	53,604
Round One Corp.	16,900	296,812
Royal Holdings Company, Ltd.	6,600	179,142
RS Technologies Company, Ltd.	600	35,757
RVH, Inc. (A)	2,900	9,983
Ryobi, Ltd.	8,400	253,582
Ryoden Corp.	4,800	80,179
Ryosan Company, Ltd.	7,729	281,355
Ryoyo Electro Corp.	6,600	108,980
S Foods, Inc.	3,400	139,693
S Line Company, Ltd.	2,000	21,795
S&B Foods, Inc. (C)	500	48,495
Sac's Bar Holdings, Inc.	6,000	57,262
Sagami Rubber Industries Company, Ltd.	2,000	45,823
Saibu Gas Company, Ltd.	8,400	230,090
Saison Information Systems Company, Ltd.	1,000	13,924
Saizeriya Company, Ltd.	7,300	167,974
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Sakai Chemical Industry Company, Ltd.	5,800	$147,790
Sakai Heavy Industries, Ltd.	1,100	40,907
Sakai Moving Service Company, Ltd.	2,000	115,348
Sakai Ovex Company, Ltd.	2,000	44,979
Sakata INX Corp.	11,100	155,851
Sakata Seed Corp.	400	14,977
Sakura Internet, Inc.	4,500	33,682
Sala Corp.	12,700	78,543
Samco, Inc.	1,600	18,757
SAMTY Company, Ltd.	4,000	77,409
San Holdings, Inc.	1,200	29,688
San Ju San Financial Group, Inc. (A)	6,320	133,621
San-A Company, Ltd.	4,200	213,151
San-Ai Oil Company, Ltd.	15,400	219,593
Sanden Holdings Corp.	5,800	77,175
Sanei Architecture Planning Company, Ltd. (C)	2,700	46,178
Sangetsu Corp.	13,200	276,546
Sanix, Inc. (A)	4,400	13,764
Sanken Electric Company, Ltd.	32,437	191,155
Sanki Engineering Company, Ltd.	14,000	139,644
Sanko Gosei, Ltd.	3,100	15,957
Sanko Metal Industrial Company, Ltd.	600	19,478
Sankyo Frontier Company, Ltd.	1,000	31,559
Sankyo Seiko Company, Ltd.	10,400	42,725
Sankyo Tateyama, Inc.	8,300	117,479
Sanoh Industrial Company, Ltd.	8,900	58,572
Sanoyas Holdings Corp.	9,400	21,313
Sansei Landic Company, Ltd.	1,100	12,149
Sansei Technologies, Inc.	3,900	48,342
Sansha Electric Manufacturing Company, Ltd.	4,100	45,437
Sanshin Electronics Company, Ltd.	6,200	122,241
Sanyo Chemical Industries, Ltd.	3,200	153,876
Sanyo Denki Company, Ltd.	1,700	141,170
Sanyo Electric Railway Company, Ltd.	4,200	104,184
Sanyo Engineering & Construction, Inc.	1,900	15,429
Sanyo Housing Nagoya Company, Ltd.	3,900	43,820
Sanyo Shokai, Ltd.	3,300	71,440
Sanyo Special Steel Company, Ltd.	6,229	159,323
Sanyo Trading Company, Ltd.	3,100	58,992
Sapporo Holdings, Ltd.	15,000	384,967
Sata Construction Company, Ltd.	1,800	7,912
Sato Holdings Corp.	6,400	172,215
Sato Shoji Corp.	3,400	37,669
Satori Electric Company, Ltd.	4,700	45,565
Sawada Holdings Company, Ltd.	7,000	62,880
Sawai Pharmaceutical Company, Ltd.	9,200	403,477
Saxa Holdings, Inc.	1,800	37,717
SBS Holdings, Inc.	5,100	59,243
Scala, Inc.	5,700	44,195
Scroll Corp.	9,200	48,297
SEC Carbon, Ltd. (C)	700	92,032
Seed Company, Ltd.	1,100	74,219
Seibu Electric Industry Company, Ltd.	600	19,975
Seika Corp.	3,000	74,894
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Seikagaku Corp.	10,100	$142,671
Seikitokyu Kogyo Company, Ltd.	9,200	63,677
Seiko Holdings Corp.	7,200	171,074
Seiko PMC Corp. (C)	3,000	31,863
Seikoh Giken Company, Ltd.	1,200	18,645
Seiren Company, Ltd.	11,900	217,921
Sekisui Jushi Corp.	7,800	162,407
Sekisui Plastics Company, Ltd.	8,100	94,467
Senko Group Holdings Company, Ltd.	26,400	211,171
Senshu Electric Company, Ltd.	2,300	65,419
Senshu Ikeda Holdings, Inc.	67,300	237,410
Senshukai Company, Ltd. (A)	7,500	35,247
Septeni Holdings Company, Ltd.	21,500	48,805
SFP Holdings Company, Ltd.	2,300	42,442
Shibaura Electronics Company, Ltd.	2,200	100,445
Shibaura Mechatronics Corp.	10,000	36,807
Shibuya Corp.	3,800	127,071
Shidax Corp.	6,600	25,625
SHIFT, Inc. (A)	1,300	56,898
Shikibo, Ltd.	2,100	25,001
Shikoku Chemicals Corp.	10,000	139,170
Shima Seiki Manufacturing, Ltd.	3,900	220,175
Shimachu Company, Ltd.	12,800	394,981
Shimojima Company, Ltd.	1,800	18,820
Shin Nippon Air Technologies Company, Ltd.	3,600	56,208
Shin Nippon Biomedical Laboratories, Ltd. (A)	7,100	32,765
Shinagawa Refractories Company, Ltd.	2,100	66,831
Shindengen Electric Manufacturing Company, Ltd.	2,100	118,156
Shin-Etsu Polymer Company, Ltd.	11,800	117,454
Shinkawa, Ltd. (A)	3,800	32,221
Shin-Keisei Electric Railway Company, Ltd.	800	16,360
Shinko Electric Industries Company, Ltd.	19,400	162,948
Shinko Plantech Company, Ltd.	12,100	107,285
Shinko Shoji Company, Ltd.	6,700	107,267
Shinmaywa Industries, Ltd.	22,000	253,454
Shinnihon Corp.	6,400	74,930
Shinoken Group Company, Ltd. (C)	3,200	98,858
Shinsho Corp.	1,500	42,292
Shinwa Company, Ltd.	2,600	58,473
Ship Healthcare Holdings, Inc.	10,000	363,282
Shizuki Electric Company, Inc.	5,000	29,904
Shizuoka Gas Company, Ltd.	17,400	165,582
Shobunsha Publications, Inc.	4,100	30,251
Shoei Company, Ltd.	3,100	119,147
Shoei Foods Corp.	2,200	93,696
Shofu, Inc.	3,500	45,288
Shoko Company, Ltd. (A)	17,000	16,479
Showa Aircraft Industry Company, Ltd.	2,000	22,972
Showa Corp.	12,100	216,654
Showa Sangyo Company, Ltd.	5,800	153,340
Showa Shinku Company, Ltd.	900	15,303
Sigma Koki Company, Ltd.	1,000	20,136
SIGMAXYZ, Inc.	2,100	28,174
Siix Corp. (C)	7,600	145,497
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
Sinanen Holdings Company, Ltd.	2,400	$57,533
Sinfonia Technology Company, Ltd.	32,000	124,337
Sinko Industries, Ltd.	4,700	85,645
Sintokogio, Ltd.	13,300	125,511
SK Kaken Company, Ltd.	1,000	95,563
SK-Electronics Company, Ltd.	1,900	38,302
SKY Perfect JSAT Holdings, Inc.	39,500	177,848
SMK Corp.	18,000	66,748
SMS Company, Ltd.	5,500	205,663
SNT Corp.	11,900	50,845
Soda Nikka Company, Ltd.	3,800	23,572
Sodick Company, Ltd.	13,200	133,639
Soft99 Corp.	1,300	13,480
Softbank Technology Corp. (C)	3,400	51,742
Softbrain Company, Ltd.	6,100	32,134
Softcreate Holdings Corp.	2,100	31,767
Software Service, Inc. (C)	900	58,070
Sogo Medical Company, Ltd.	4,900	106,935
Soken Chemical & Engineering Company, Ltd.	1,900	34,018
Solasto Corp.	3,200	106,729
Soliton Systems KK	1,100	12,813
Solxyz Company, Ltd.	1,900	24,718
Soshin Electric Company, Ltd.	2,400	12,639
Sotoh Company, Ltd.	2,400	22,794
Sourcenext Corp. (C)	7,000	48,960
Space Company, Ltd.	2,970	40,214
Sparx Group Company, Ltd. (C)	28,400	73,182
SPK Corp.	900	23,039
S-Pool, Inc.	2,000	33,816
SRA Holdings	2,300	69,361
Srg Takamiya Company, Ltd.	6,000	37,046
SRS Holdings Company, Ltd.	1,700	15,325
ST Corp.	2,400	58,835
St. Marc Holdings Company, Ltd.	3,600	93,281
Star Mica Company, Ltd.	2,800	58,895
Star Micronics Company, Ltd.	5,500	91,993
Starts Corp., Inc.	6,800	173,728
Starzen Company, Ltd.	1,600	89,776
St-Care Holding Corp.	3,300	21,181
Stella Chemifa Corp. (C)	3,500	114,015
Step Company, Ltd.	2,000	32,643
Strike Company, Ltd. (C)	1,000	37,136
Studio Alice Company, Ltd.	2,300	53,203
Subaru Enterprise Company, Ltd.	300	19,313
Sugimoto & Company, Ltd.	3,200	58,431
Sumida Corp.	7,100	78,055
Suminoe Textile Company, Ltd.	1,699	42,877
Sumiseki Holdings, Inc.	21,100	29,686
Sumitomo Bakelite Company, Ltd.	48,000	485,835
Sumitomo Densetsu Company, Ltd.	4,800	86,978
Sumitomo Mitsui Construction Company, Ltd.	41,560	277,459
Sumitomo Osaka Cement Company, Ltd.	104,000	486,814
Sumitomo Precision Products Company, Ltd.	9,000	31,071
Sumitomo Riko Company, Ltd.	10,700	110,880
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Sumitomo Seika Chemicals Company, Ltd.	2,700	$123,579
Sun Corp.	5,300	32,861
Sun Frontier Fudousan Company, Ltd.	7,700	94,493
Suncall Corp.	5,000	32,098
Sun-Wa Technos Corp.	2,900	42,001
Suzuden Corp.	1,300	19,130
Suzuki Company, Ltd.	1,400	13,063
SWCC Showa Holdings Company, Ltd.	6,500	47,252
Synchro Food Company, Ltd. (A)	1,500	11,997
System Information Company, Ltd.	1,100	10,510
Systemsoft Corp.	10,000	12,901
Systena Corp.	18,000	202,337
Syuppin Company, Ltd.	2,800	37,099
T Hasegawa Company, Ltd.	6,000	121,676
T RAD Company, Ltd.	1,900	62,514
T&K Toka Company, Ltd.	5,700	63,782
Tachibana Eletech Company, Ltd.	5,000	93,736
Tachikawa Corp.	3,700	45,155
Tachi-S Company, Ltd.	9,400	167,841
Tadano, Ltd.	18,700	254,431
Taihei Dengyo Kaisha, Ltd.	5,500	148,791
Taiheiyo Kouhatsu, Inc.	1,200	10,709
Taiho Kogyo Company, Ltd.	5,600	71,504
Taikisha, Ltd.	6,200	194,276
Taisei Lamick Company, Ltd.	1,700	48,531
Taiyo Holdings Company, Ltd.	4,100	167,759
Taiyo Yuden Company, Ltd.	27,500	615,544
Takachiho Koheki Company, Ltd.	1,300	14,154
Takamatsu Construction Group Company, Ltd.	2,800	78,237
Takano Company, Ltd.	2,000	17,602
Takaoka Toko Company, Ltd.	2,770	48,533
Takara Holdings, Inc.	24,300	287,902
Takara Leben Company, Ltd.	23,800	91,765
Takara Printing Company, Ltd.	1,100	19,608
Takara Standard Company, Ltd.	10,200	165,267
Takasago International Corp.	4,000	126,578
Takasago Thermal Engineering Company, Ltd.	12,300	221,354
Takashima & Company, Ltd.	1,400	27,514
Take And Give Needs Company, Ltd.	3,980	55,645
Takebishi Corp.	1,600	24,590
Takeei Corp.	5,700	63,604
Takemoto Yohki Company, Ltd.	900	27,957
Takeuchi Manufacturing Company, Ltd.	9,400	213,621
Takihyo Company, Ltd.	1,600	34,533
Takisawa Machine Tool Company, Ltd.	2,600	45,272
Takuma Company, Ltd.	18,000	207,124
Tama Home Company, Ltd. (C)	4,700	47,501
Tamron Company, Ltd.	5,100	98,719
Tamura Corp.	19,000	138,182
Tanabe Engineering Corp.	1,900	17,590
Tanseisha Company, Ltd.	7,800	99,497
Tatsuta Electric Wire & Cable Company, Ltd.	11,300	62,758
Tayca Corp.	5,000	116,845
Tazmo Company, Ltd.	1,100	15,253
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
TBK Company, Ltd.	6,000	$29,353
TDC Soft, Inc.	3,300	45,119
Teac Corp. (A)(C)	51,000	20,119
Tear Corp.	2,100	20,268
TechMatrix Corp.	4,200	87,917
TECHNO ASSOCIE Company, Ltd.	1,000	11,442
Techno Horizon Holdings Company, Ltd.	2,700	17,309
Techno Medica Company, Ltd.	1,500	27,691
Techno Ryowa, Ltd.	2,900	22,825
Techno Smart Corp.	2,000	24,383
TechnoPro Holdings, Inc.	6,200	400,227
Tecnos Japan, Inc. (C)	3,400	30,756
Teikoku Electric Manufacturing Company, Ltd.	5,500	69,121
Teikoku Sen-I Company, Ltd.	5,000	106,459
Teikoku Tsushin Kogyo Company, Ltd.	2,800	32,831
Tekken Corp.	3,300	90,384
Tenma Corp.	5,300	92,560
Tenox Corp.	2,100	19,805
Tenpos Holdings Company, Ltd.	900	18,675
Teraoka Seisakusho Company, Ltd.	2,900	17,082
TESEC Corp.	1,400	22,707
T-Gaia Corp.	5,900	165,335
The 77 Bank, Ltd.	18,800	416,977
The Aichi Bank, Ltd.	2,700	122,472
The Akita Bank, Ltd.	5,400	146,941
The Aomori Bank, Ltd.	5,400	163,318
The Awa Bank, Ltd.	50,000	317,799
The Bank of Iwate, Ltd.	4,900	188,868
The Bank of Kochi, Ltd.	2,600	29,557
The Bank of Nagoya, Ltd.	4,800	170,237
The Bank of Okinawa, Ltd.	6,305	244,827
The Bank of Saga, Ltd.	4,900	106,791
The Bank of Toyama, Ltd.	500	18,538
The Chiba Kogyo Bank, Ltd.	17,600	79,833
The Chukyo Bank, Ltd.	3,500	74,648
The Daishi Bank, Ltd.	7,700	320,518
The Daito Bank, Ltd.	2,800	31,343
The Ehime Bank, Ltd.	11,150	126,233
The Eighteenth Bank, Ltd.	70,000	189,211
The First Bank of Toyama, Ltd.	7,400	33,117
The Fukui Bank, Ltd.	6,818	140,378
The Fukushima Bank, Ltd. (A)	7,400	46,217
The Furukawa Battery Company, Ltd.	3,900	32,522
The Global, Ltd.	2,600	19,865
The Hokkoku Bank, Ltd.	6,400	253,129
The Hokuetsu Bank, Ltd.	6,800	140,374
The Hyakugo Bank, Ltd.	67,600	281,486
The Hyakujushi Bank, Ltd.	63,000	206,592
The Japan Steel Works, Ltd.	9,000	252,230
The Japan Wool Textile Company, Ltd.	14,900	145,418
The Juroku Bank, Ltd.	8,100	213,155
The Keiyo Bank, Ltd.	64,000	285,389
The Kinki Sharyo Company, Ltd. (A)	1,200	27,185
The Kita-Nippon Bank, Ltd.	2,600	66,424
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
The Kiyo Bank, Ltd.	16,139	$269,274
The Kosei Securities Company, Ltd.	1,900	23,439
The Michinoku Bank, Ltd.	5,500	87,039
The Miyazaki Bank, Ltd.	4,700	149,660
The Monogatari Corp.	1,100	113,720
The Musashino Bank, Ltd.	7,800	247,976
The Nagano Bank, Ltd.	2,500	41,393
The Nanto Bank, Ltd.	9,200	238,358
The Nippon Road Company, Ltd.	2,200	116,057
The Nisshin Oillio Group, Ltd.	8,700	248,008
The Ogaki Kyoritsu Bank, Ltd.	9,700	250,361
The Oita Bank, Ltd.	4,000	142,056
The Okinawa Electric Power Company, Inc. (C)	12,100	275,354
The Pack Corp.	3,500	121,778
The San-In Godo Bank, Ltd.	41,500	381,476
The Shibusawa Warehouse Company, Ltd.	2,800	46,308
The Shiga Bank, Ltd.	60,000	315,092
The Shikoku Bank, Ltd.	11,800	152,304
The Shimane Bank, Ltd.	200	2,332
The Shimizu Bank, Ltd.	2,100	43,966
The Sumitomo Warehouse Company, Ltd.	31,952	204,653
The Taiko Bank, Ltd.	2,200	44,639
The Tochigi Bank, Ltd.	24,100	86,491
The Toho Bank, Ltd.	60,000	222,072
The Tohoku Bank, Ltd.	2,600	32,300
The Torigoe Company, Ltd.	4,000	35,159
The Tottori Bank, Ltd.	2,500	39,166
The Towa Bank, Ltd.	11,200	127,849
The Yamagata Bank, Ltd.	9,000	197,122
The Yamanashi Chuo Bank, Ltd.	48,255	196,180
The Zenitaka Corp.	600	31,318
Tigers Polymer Corp.	3,800	27,092
TKC Corp.	4,800	191,412
Toa Corp. (Hyogo)	6,400	68,326
Toa Corp. (Tokyo)	5,800	138,228
Toa Oil Company, Ltd.	22,000	39,099
Toa Road Corp.	1,100	39,078
Toabo Corp.	3,800	19,701
Toagosei Company, Ltd.	28,500	331,317
Toba, Inc.	800	23,626
Tobishima Corp.	44,200	74,047
Tobu Store Company, Ltd.	800	22,261
TOC Company, Ltd.	13,800	110,425
Tocalo Company, Ltd.	13,600	164,445
Toda Corp.	51,000	447,485
Toda Kogyo Corp.	1,300	34,384
Toei Animation Company, Ltd.	3,300	106,693
Toei Company, Ltd.	1,700	183,713
Toell Company, Ltd.	2,300	21,026
Toenec Corp.	2,200	67,141
Togami Electric Manufacturing Company, Ltd.	600	10,747
Toho Acetylene Company, Ltd.	900	12,704
Toho Company, Ltd.	2,100	49,798
Toho Holdings Company, Ltd.	13,900	340,268
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
Toho Titanium Company, Ltd.	7,500	$79,037
Toho Zinc Company, Ltd.	3,800	148,089
Tohoku Steel Company, Ltd.	500	8,242
Tohokushinsha Film Corp.	3,700	26,593
Tohto Suisan Company, Ltd.	500	8,643
Tokai Corp.	5,000	103,686
TOKAI Holdings Corp.	17,000	174,050
Tokai Lease Company, Ltd.	300	5,756
Tokai Rika Company, Ltd.	15,100	281,480
Tokai Tokyo Financial Holdings, Inc.	48,400	318,451
Token Corp.	1,750	166,186
Tokushu Tokai Paper Company, Ltd.	2,600	101,046
Tokuyama Corp.	15,600	553,983
Tokyo Base Company, Ltd. (A)(C)	3,800	33,579
Tokyo Dome Corp.	25,800	247,989
Tokyo Electron Device, Ltd.	3,000	55,225
Tokyo Energy & Systems, Inc.	7,200	85,359
Tokyo Individualized Educational Institute, Inc. (C)	3,300	33,587
Tokyo Keiki, Inc.	4,200	50,266
Tokyo Kiraboshi Financial Group, Inc.	8,258	186,947
Tokyo Ohka Kogyo Company, Ltd.	8,700	328,949
Tokyo Rakutenchi Company, Ltd.	1,200	63,587
Tokyo Rope Manufacturing Company, Ltd.	3,400	63,163
Tokyo Sangyo Company, Ltd.	3,500	19,360
Tokyo Seimitsu Company, Ltd.	9,700	369,246
Tokyo Steel Manufacturing Company, Ltd.	25,200	204,159
Tokyo Tekko Company, Ltd.	2,000	29,152
Tokyo Theatres Company, Inc.	1,500	19,599
Tokyotokeiba Company, Ltd.	4,500	195,367
Tokyu Construction Company, Ltd.	19,900	200,743
Tokyu Recreation Company, Ltd.	4,000	37,280
Toli Corp.	14,000	45,278
Tomato Bank, Ltd.	2,100	29,102
Tomen Devices Corp.	400	10,473
Tomoe Corp.	7,600	35,414
Tomoe Engineering Company, Ltd.	2,200	45,539
Tomoegawa Company, Ltd.	2,000	4,703
Tomoku Company, Ltd.	3,400	66,865
TOMONY Holdings, Inc.	43,800	189,326
Tomy Company, Ltd.	20,600	181,760
Tonami Holdings Company, Ltd.	1,900	133,897
Topcon Corp.	19,000	329,130
Toppan Forms Company, Ltd.	13,200	136,826
Topre Corp.	8,100	224,512
Topy Industries, Ltd.	5,700	163,673
Torex Semiconductor, Ltd.	900	11,798
Toridoll Holdings Corp.	5,200	156,151
Torii Pharmaceutical Company, Ltd.	4,300	110,888
Torikizoku Company, Ltd.	1,400	36,285
Torishima Pump Manufacturing Company, Ltd.	4,800	43,198
Tosei Corp.	10,800	135,520
Toshiba Machine Company, Ltd.	33,000	183,502
Toshiba Plant Systems & Services Corp.	10,600	235,981
Toshiba TEC Corp.	29,000	174,632
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Tosho Company, Ltd.	3,400	$125,193
Tosho Printing Company, Ltd.	5,700	56,586
Totech Corp.	1,400	35,715
Totetsu Kogyo Company, Ltd.	6,100	192,360
Totoku Electric Company, Ltd.	500	12,599
Toukei Computer Company, Ltd.	700	20,477
Tow Company, Ltd.	4,600	37,963
Towa Corp.	6,000	74,101
Towa Pharmaceutical Company, Ltd.	2,400	150,063
Toyo Construction Company, Ltd.	21,500	94,320
Toyo Corp.	6,100	50,808
Toyo Denki Seizo KK	1,600	25,526
Toyo Engineering Corp. (A)(C)	8,400	63,901
Toyo Gosei Company, Ltd.	1,400	14,727
Toyo Ink SC Holdings Company, Ltd.	49,000	273,797
Toyo Kanetsu KK	2,600	90,247
Toyo Kohan Company, Ltd.	13,500	88,801
Toyo Logistics Company, Ltd.	6,100	19,348
Toyo Machinery & Metal Company, Ltd.	6,200	41,109
Toyo Securities Company, Ltd.	22,000	54,384
Toyo Tanso Company, Ltd.	3,300	112,756
Toyo Tire & Rubber Company, Ltd.	21,800	336,751
Toyo Wharf & Warehouse Company, Ltd.	1,900	29,599
Toyobo Company, Ltd.	22,706	376,520
TPR Company, Ltd.	5,500	141,486
Trancom Company, Ltd.	1,700	127,433
Transaction Company, Ltd.	2,400	21,624
Transcosmos, Inc.	4,300	101,840
Tri Chemical Laboratories, Inc.	1,100	45,606
Trinity Industrial Corp.	2,000	14,003
Trusco Nakayama Corp.	9,400	234,673
Trust Tech, Inc. (C)	1,900	56,726
TS Tech Company, Ltd.	6,700	293,524
TSI Holdings Company, Ltd.	21,305	148,788
Tsubaki Nakashima Company, Ltd.	3,400	84,603
Tsubakimoto Chain Company	32,000	248,656
Tsubakimoto Kogyo Company, Ltd.	1,000	36,183
Tsudakoma Corp. (A)	700	14,221
Tsugami Corp.	10,000	103,513
Tsukada Global Holdings, Inc.	4,800	27,245
Tsukishima Kikai Company, Ltd.	7,100	117,783
Tsukuba Bank, Ltd.	25,800	69,921
Tsukui Corp.	12,400	95,912
Tsurumi Manufacturing Company, Ltd.	4,100	72,549
Tsutsumi Jewelry Company, Ltd.	2,500	40,471
Tsuzuki Denki Company, Ltd.	2,100	19,989
TTK Company, Ltd.	2,000	14,533
TV Asahi Holdings Corp.	3,900	83,354
Tv Tokyo Holdings Corp.	4,400	123,331
TYK Corp.	6,400	22,675
UACJ Corp.	8,371	189,840
Uchida Yoko Company, Ltd.	2,600	76,379
Uchiyama Holdings Company, Ltd.	3,300	16,877
Ueki Corp.	600	14,351
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Japan (continued)
Ukai Company, Ltd.	600	$24,213
UKC Holdings Corp.	4,500	91,395
Ulvac, Inc.	4,700	207,344
UMC Electronics Company, Ltd. (C)	1,000	26,847
Umenohana Company, Ltd.	700	18,801
Uniden Holdings Corp.	20,000	61,511
UNIMAT Retirement Community Company, Ltd.	1,300	21,968
Union Tool Company	2,300	80,701
Unipres Corp.	10,900	230,532
United Arrows, Ltd.	5,700	209,868
United Super Markets Holdings, Inc.	13,400	175,460
UNITED, Inc. (C)	2,900	96,221
Unitika, Ltd. (A)	15,200	86,870
Unizo Holdings Company, Ltd.	6,500	129,576
Uoriki Company, Ltd.	2,000	26,141
Urbanet Corp. Company, Ltd.	3,800	13,831
Usen-Next Holdings Company, Ltd. (A)	2,900	25,811
U-Shin, Ltd. (A)(C)	7,900	53,415
Ushio, Inc.	29,200	373,898
UT Group Company, Ltd. (A)	5,200	186,049
Utoc Corp.	4,300	19,761
Uzabase, Inc. (A)	1,100	32,370
V Technology Company, Ltd.	1,100	249,494
Valor Holdings Company, Ltd.	8,900	214,568
Value HR Company, Ltd.	800	14,323
ValueCommerce Company, Ltd.	3,100	42,136
Vector, Inc.	6,700	135,194
VeriServe Corp.	400	11,206
VIA Holdings, Inc.	4,700	30,269
Village Vanguard Company, Ltd.	1,400	12,911
Vision, Inc. (A)	1,000	37,641
Visionary Holdings Company, Ltd. (A)	32,600	39,914
Vital KSK Holdings, Inc.	11,900	120,707
Vitec Holdings Company, Ltd.	2,600	56,469
Voyage Group, Inc.	2,500	27,160
VT Holdings Company, Ltd.	21,400	101,873
Wacoal Holdings Corp.	13,500	401,036
Wacom Company, Ltd.	6,200	34,537
Wakachiku Construction Company, Ltd.	3,500	52,008
Wakamoto Pharmaceutical Company, Ltd.	4,500	12,131
Wakita & Company, Ltd.	12,400	134,210
Warabeya Nichiyo Holdings Company, Ltd.	3,400	85,657
Waseda Academy Company, Ltd.	600	12,050
Watahan & Company, Ltd.	1,500	47,843
WATAMI Company, Ltd.	5,600	69,709
Watts Company, Ltd.	2,500	24,945
WDB Holdings Company, Ltd.	2,100	58,375
Weathernews, Inc. (C)	1,700	55,060
West Holdings Corp.	5,100	36,827
Will Group, Inc.	1,900	18,970
WIN-Partners Company, Ltd.	3,500	43,497
WirelessGate, Inc.	2,500	36,837
Wood One Company, Ltd.	2,200	28,606
World Holdings Company, Ltd.	1,600	54,901
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Japan (continued)
Wowow, Inc.	1,700	$51,474
Xebio Holdings Company, Ltd.	8,300	139,479
YAC Holdings Company, Ltd. (C)	2,200	18,170
Yachiyo Industry Company, Ltd.	2,500	28,708
Yagi & Company, Ltd.	800	17,523
Yahagi Construction Company, Ltd.	7,500	60,865
Yaizu Suisankagaku Industry Company, Ltd.	2,900	32,126
Yakuodo Company, Ltd.	2,200	80,062
YAMABIKO Corp.	9,000	117,686
YAMADA Consulting Group Company, Ltd.	2,200	60,642
Yamaichi Electronics Company, Ltd.	5,000	80,934
YA-MAN, Ltd.	6,800	161,455
Yamashin-Filter Corp. (C)	7,600	85,756
Yamatane Corp.	2,900	55,173
Yamato Corp.	5,900	38,976
Yamato International, Inc.	5,700	31,565
Yamato Kogyo Company, Ltd.	10,900	336,991
Yamaura Corp. (C)	1,600	12,774
Yamaya Corp.	1,000	31,914
Yamazawa Company, Ltd.	1,000	16,579
Yamazen Corp.	15,100	154,684
Yaoko Company, Ltd.	3,900	206,715
Yashima Denki Company, Ltd.	3,600	30,155
Yasuda Logistics Corp.	5,700	47,845
Yasunaga Corp.	1,300	23,877
Yellow Hat, Ltd.	4,300	126,755
Yodogawa Steel Works, Ltd.	6,165	157,846
Yokogawa Bridge Holdings Corp.	8,900	203,636
Yokohama Reito Company, Ltd.	10,400	101,811
Yokowo Company, Ltd. (C)	3,700	69,459
Yomeishu Seizo Company, Ltd.	1,500	32,209
Yomiuri Land Company, Ltd.	800	35,148
Yondenko Corp.	800	20,144
Yondoshi Holdings, Inc.	4,559	117,628
Yorozu Corp.	6,100	99,343
Yoshinoya Holdings Company, Ltd.	4,900	95,844
Yossix Company, Ltd.	900	30,058
Yotai Refractories Company, Ltd. (C)	5,000	31,961
Yuasa Funashoku Company, Ltd.	1,100	35,523
Yuasa Trading Company, Ltd.	3,800	127,890
Yuken Kogyo Company, Ltd.	1,200	30,562
Yume No Machi Souzou Iinkai Company, Ltd. (C)	6,400	121,006
Yumeshin Holdings Company, Ltd.	9,500	93,328
Yurtec Corp.	11,000	89,572
Yushiro Chemical Industry Company, Ltd.	2,800	41,920
Yutaka Giken Company, Ltd.	1,000	24,782
Zaoh Company, Ltd.	1,000	15,683
Zappallas, Inc.	800	2,798
Zenrin Company, Ltd.	8,700	204,855
ZERIA Pharmaceutical Company, Ltd.	5,400	111,007
ZIGExN Company, Ltd. (A)	9,400	80,378
Zojirushi Corp.	9,400	141,733
Zuiko Corp.	1,100	34,451
Zuken, Inc.	2,300	36,957
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Jersey, Channel Islands 0.2%		$1,559,632
Centamin PLC	332,915	570,444
Lydian International, Ltd. (A)	31,000	8,129
Phoenix Group Holdings	95,363	981,059
Jordan 0.0%		42,460
Hikma Pharmaceuticals PLC	2,366	42,460
Liechtenstein 0.1%		319,588
Liechtensteinische Landesbank AG	3,126	192,962
VP Bank AG	736	126,626
Luxembourg 0.3%		2,124,193
APERAM SA	15,931	739,054
B&M European Value Retail SA	90,927	486,608
Corestate Capital Holding SA	336	18,867
d'Amico International Shipping SA (A)	36,923	8,222
Elcoteq SE (A)(B)	353	0
Grand City Properties SA	7,363	180,582
IVS Group SA	1,063	13,623
L'Occitane International SA	85,250	154,168
SES SA	1,314	22,771
Stabilus SA	3,902	393,115
Sword Group	2,509	107,183
Macau 0.0%		144,166
Macau Legend Development, Ltd. (A)	562,000	112,345
Newtree Group Holdings, Ltd. (A)	430,000	31,821
Malaysia 0.0%		292,444
Lynas Corp., Ltd. (A)	159,031	289,371
Nam Cheong, Ltd. (A)(B)	205,700	3,073
Malta 0.1%		595,216
Kindred Group PLC	47,025	595,216
Monaco 0.1%		357,334
Endeavour Mining Corp. (A)	16,365	283,857
Societe des Bains de Mer & du Cercle des Etrangers a Monaco (A)	1,252	73,477
Mongolia 0.0%		29,064
Mongolian Mining Corp. (A)(C)	1,490,500	29,064
Netherlands 2.6%		16,183,857
Aalberts Industries NV	27,090	1,325,014
Accell Group (C)	6,567	138,186
AMG Advanced Metallurgical Group NV	6,831	392,321
Amsterdam Commodities NV	5,362	145,916
Arcadis NV (C)	23,729	480,527
Argenx SE (A)	3,578	343,364
ASM International NV (C)	14,104	822,130
ASR Nederland NV	2,257	95,432
Atrium European Real Estate, Ltd. (A)	47,861	225,097
Basic-Fit NV (A)(D)	2,619	84,295
BE Semiconductor Industries NV	21,640	726,945
Beter Bed Holding NV	4,223	37,672
BinckBank NV	26,520	137,852
Boskalis Westminster (C)	24,248	667,929
Brack Capital Properties NV (A)	690	77,860
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Netherlands (continued)
Brunel International NV	6,432	$119,140
Corbion NV	16,349	513,159
Euronext NV (D)	10,201	647,553
Flow Traders (D)	7,862	334,276
ForFarmers NV	5,168	69,724
Fugro NV (A)	27,979	440,026
Gemalto NV (A)	16,863	989,842
GrandVision NV (D)	2,946	69,521
Heijmans NV (A)	8,530	124,834
Hunter Douglas NV	1,944	148,027
IMCD NV	8,615	534,201
Intertrust NV (D)	9,099	171,437
KAS Bank NV	4,965	57,137
Kendrion NV (C)	4,208	176,901
Koninklijke BAM Groep NV	75,061	351,576
Koninklijke Vopak NV	19,315	948,254
Lucas Bols NV (D)	978	20,195
Nederland Apparatenfabriek	1,373	73,384
OCI NV (A)	16,156	442,476
Ordina NV	30,265	69,708
PostNL NV (C)	137,274	476,927
QIAGEN NV (A)	9,747	352,004
SBM Offshore NV	52,508	828,017
SIF Holding NV	1,006	21,411
Signify NV (D)	11,444	326,156
Sligro Food Group NV	7,562	385,623
Takeaway.com NV (A)(D)	1,224	71,424
TKH Group NV	11,242	755,434
TomTom NV (A)	38,731	373,445
Van Lanschot Kempen NV	4,787	140,148
Wessanen (C)	21,763	451,357
New Zealand 0.7%		4,740,538
Abano Healthcare Group, Ltd.	1,804	11,171
Air New Zealand, Ltd.	130,113	284,635
Arvida Group, Ltd.	53,490	47,885
Chorus, Ltd.	98,246	283,039
Comvita, Ltd.	2,243	9,179
EBOS Group, Ltd.	22,462	283,685
Eroad, Ltd. (A)	5,969	14,801
Freightways, Ltd.	28,913	159,788
Genesis Energy, Ltd.	94,305	161,278
Gentrack Group, Ltd.	8,029	39,871
Hallenstein Glasson Holdings, Ltd.	23,287	71,315
Heartland Bank, Ltd. (C)	67,213	84,636
Infratil, Ltd.	110,455	264,687
Investore Property, Ltd.	12,168	12,686
Kathmandu Holdings, Ltd.	35,271	59,863
Mainfreight, Ltd.	16,582	307,744
Metlifecare, Ltd.	37,102	155,235
Metro Performance Glass, Ltd.	22,396	13,760
NEW Zealand King Salmon Investments, Ltd.	10,031	15,841
New Zealand Oil & Gas, Ltd.	1,495	627
NZME, Ltd.	72,696	42,853
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
New Zealand (continued)
NZX, Ltd.	63,699	$49,927
Pacific Edge, Ltd. (A)	105,378	21,027
PGG Wrightson, Ltd.	18,780	9,189
Pike River Coal, Ltd. (A)(B)	57,122	0
Port of Tauranga, Ltd.	69,894	251,561
Pushpay Holdings, Ltd. (A)	7,585	22,838
Restaurant Brands New Zealand, Ltd. (C)	20,203	109,936
Sanford, Ltd.	9,221	49,633
Scales Corp., Ltd.	16,405	53,911
Skellerup Holdings, Ltd.	36,142	50,316
SKY Network Television, Ltd.	109,970	178,022
SKYCITY Entertainment Group, Ltd.	180,351	503,178
Steel & Tube Holdings, Ltd.	21,933	21,477
Summerset Group Holdings, Ltd.	49,158	252,501
Synlait Milk, Ltd. (A)	6,048	47,578
Tegel Group Holdings, Ltd.	16,080	13,154
The New Zealand Refining Company, Ltd.	43,399	74,964
The Warehouse Group, Ltd.	25,288	35,895
Tilt Renewables, Ltd.	8,448	12,270
Tourism Holdings, Ltd.	23,000	104,986
TOWER, Ltd. (A)	51,604	27,593
Trade Me Group, Ltd.	82,055	275,613
Trustpower, Ltd.	8,448	33,361
Vector, Ltd.	34,959	82,383
Vista Group International, Ltd.	18,060	44,214
Z Energy, Ltd.	17,654	90,432
Norway 0.8%		4,781,851
ABG Sundal Collier Holding ASA	106,600	76,259
AF Gruppen ASA	3,074	48,615
Akastor ASA (A)	39,742	87,642
Aker Solutions ASA (A)	24,753	162,413
American Shipping Company ASA (A)	14,000	45,685
Archer, Ltd. (A)(C)	30,245	40,049
Atea ASA (A)	15,242	231,156
Austevoll Seafood ASA	20,677	247,734
Avance Gas Holding, Ltd. (A)(D)	12,566	33,208
Axactor AB (A)(C)	22,732	74,705
B2Holding ASA	20,252	45,396
Bonheur ASA	5,857	80,219
Borregaard ASA	21,094	234,093
BW Offshore, Ltd. (A)	26,624	153,059
Data Respons ASA	3,771	12,878
DNO ASA (A)	160,917	311,997
DOF ASA (A)	46,244	47,411
Ekornes ASA	6,636	110,978
Europris ASA (A)(D)	10,340	32,933
Fred Olsen Energy ASA (A)(C)	11,030	17,554
Frontline, Ltd. (C)	11,591	67,379
Grieg Seafood ASA	10,949	122,855
Hexagon Composites ASA	19,738	58,836
Hoegh LNG Holdings, Ltd.	13,067	71,785
Kongsberg Automotive ASA (A)	102,136	132,375
Kvaerner ASA (A)	47,283	103,822
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Norway (continued)
NEL ASA (A)	127,591	$48,760
Nordic Nanovector ASA (A)	5,368	33,416
Nordic Semiconductor ASA (A)	25,643	171,034
Norway Royal Salmon ASA	2,676	61,169
Norwegian Air Shuttle ASA (A)	5,833	181,472
Norwegian Property ASA	30,424	39,950
Ocean Yield ASA	8,441	72,526
Odfjell Drilling, Ltd. (A)	11,447	50,368
Odfjell SE, A Shares	7,780	28,419
Otello Corp ASA (A)	38,500	99,992
Petroleum Geo-Services ASA (A)	88,655	426,416
PhotoCure ASA (A)	3,308	10,931
Prosafe SE (A)	11,685	27,121
Protector Forsikring ASA (A)	13,728	116,870
Q-Free ASA (A)(C)	14,930	14,354
Sbanken ASA (D)	12,252	118,937
Scatec Solar ASA (D)	13,940	102,572
Selvaag Bolig ASA	8,785	47,091
Sevan Marine ASA (A)	7,650	13,623
Solstad Farstad ASA (A)	7,369	5,166
Treasure ASA	15,273	25,751
Veidekke ASA	15,992	185,715
Wilh Wilhelmsen Holding ASA, Class A	3,793	95,874
XXL ASA (D)	16,845	153,288
Peru 0.0%		223,323
Hochschild Mining PLC	77,484	223,323
Philippines 0.0%		17,307
Del Monte Pacific, Ltd.	136,300	17,307
Portugal 0.5%		3,104,553
Altri SGPS SA	18,001	165,813
Banco Comercial Portugues SA (A)	3,603,145	1,056,175
CTT-Correios de Portugal SA (C)	38,752	128,501
Mota-Engil SGPS SA	32,351	122,628
NOS SGPS SA	59,362	318,421
Novabase SGPS SA	2,054	6,840
REN - Redes Energeticas Nacionais SGPS SA	98,707	274,321
Semapa-Sociedade de Investimento & Gestao	7,571	190,569
Sonae Capital SGPS SA	38,685	41,268
Sonae SGPS SA	340,620	420,517
Teixeira Duarte SA	65,968	19,853
The Navigator Company SA	57,665	359,647
Russia 0.0%		53,100
Petropavlovsk PLC (A)	599,352	53,100
Russian Federation 0.0%		168,301
Evraz PLC	24,851	168,301
Singapore 1.2%		7,394,617
Accordia Golf Trust	199,500	89,932
AEM Holdings, Ltd.	17,200	17,704
Amara Holdings, Ltd.	80,000	29,871
Ascendas India Trust	163,100	129,065
Baker Technology, Ltd. (A)	20,200	7,970
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Singapore (continued)
Banyan Tree Holdings, Ltd.	78,000	$32,910
Best World International, Ltd.	40,300	39,020
BOC Aviation, Ltd. (D)	17,400	107,879
Bonvests Holdings, Ltd.	36,400	34,449
Boustead Projects, Ltd.	28,557	17,392
Boustead Singapore, Ltd.	72,689	42,782
BreadTalk Group, Ltd.	52,000	36,189
Bukit Sembawang Estates, Ltd. (C)	45,200	205,696
BW LPG, Ltd. (A)(D)	24,402	101,802
Centurion Corp., Ltd.	85,000	29,381
China Aviation Oil Singapore Corp., Ltd. (C)	57,600	69,854
China Sunsine Chemical Holdings, Ltd.	26,100	29,887
Chip Eng Seng Corp., Ltd.	106,200	73,197
Chuan Hup Holdings, Ltd.	78,000	17,431
CITIC Envirotech, Ltd.	118,900	56,758
ComfortDelGro Corp., Ltd.	168,000	307,562
COSCO Shipping International Singapore Company, Ltd. (A)(C)	202,900	64,518
Creative Technology, Ltd. (A)	7,050	31,382
CSE Global, Ltd.	136,600	46,927
CW Group Holdings, Ltd.	135,000	18,645
Dasin Retail Trust	31,000	20,058
Delfi, Ltd.	46,000	47,064
Dyna-Mac Holdings, Ltd. (A)	135,000	12,569
Elec & Eltek International Company, Ltd.	5,000	7,216
Ezion Holdings, Ltd. (A)(B)	434,820	35,506
Ezra Holdings, Ltd. (A)(B)	438,996	3,607
Far East Orchard, Ltd.	35,294	37,907
First Resources, Ltd. (C)	120,000	145,920
Food Empire Holdings, Ltd.	43,800	21,227
Fragrance Group, Ltd. (A)	200,000	22,814
Fraser and Neave, Ltd.	15,900	24,079
Frencken Group, Ltd.	61,300	23,286
Gallant Venture, Ltd. (A)	264,000	25,908
Geo Energy Resources, Ltd. (C)	105,900	17,671
GK Goh Holdings, Ltd.	21,000	17,269
GL, Ltd.	137,000	80,793
Golden Agri-Resources, Ltd.	1,005,400	236,246
Golden Energy & Resources, Ltd.	67,800	17,899
GSH Corp., Ltd. (C)	51,600	18,800
GuocoLand, Ltd.	56,800	87,178
Halcyon Agri Corp., Ltd.	88,757	36,054
Haw Par Corp., Ltd.	16,200	158,904
Health Management International, Ltd.	46,614	21,778
Hiap Hoe, Ltd.	38,000	25,321
Hi-P International, Ltd.	28,700	29,754
Ho Bee Land, Ltd.	50,300	91,414
Hong Fok Corp., Ltd.	89,836	51,544
Hong Leong Asia, Ltd. (A)	46,000	32,489
Hong Leong Finance, Ltd.	38,100	77,049
Hotel Grand Central, Ltd.	26,621	31,564
Hutchison Port Holdings Trust	147,900	40,545
Hwa Hong Corp., Ltd.	55,000	12,554
Hyflux, Ltd. (C)	154,800	20,124
IGG, Inc.	194,000	302,897
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Singapore (continued)
Indofood Agri Resources, Ltd.	58,100	$10,817
Japfa, Ltd.	75,800	31,367
k1 Ventures, Ltd. (B)	36,000	20,435
Kenon Holdings, Ltd.	2,770	44,136
Keppel Infrastructure Trust	619,906	236,115
Keppel Telecommunications & Transportation, Ltd.	20,700	24,209
KSH Holdings, Ltd. (C)	32,400	15,537
Lian Beng Group, Ltd.	83,500	37,949
Low Keng Huat Singapore, Ltd.	64,000	31,774
Lum Chang Holdings, Ltd.	41,200	10,925
M1, Ltd.	81,800	108,550
Metro Holdings, Ltd.	127,600	110,290
Midas Holdings, Ltd. (A)(B)(C)	249,000	30,352
mm2 Asia, Ltd. (A)	30,600	11,039
Nera Telecommunications, Ltd.	47,200	11,602
NSL, Ltd.	29,000	28,950
OM Holdings, Ltd. (A)	39,630	29,151
OUE, Ltd.	67,600	83,846
Oxley Holdings, Ltd.	83,292	27,318
Pacc Offshore Services Holdings, Ltd. (A)	78,100	18,878
Pacific Century Regional Developments, Ltd.	52,900	15,185
Pan-United Corp., Ltd.	68,750	18,468
Penguin International, Ltd.	41,333	10,896
Perennial Real Estate Holdings, Ltd.	40,800	26,155
Q&M Dental Group Singapore, Ltd. (C)	48,100	18,660
QAF, Ltd.	39,234	31,505
Raffles Education Corp., Ltd. (A)(C)	279,802	37,399
Raffles Medical Group, Ltd. (C)	149,216	116,765
RHT Health Trust	106,100	62,210
Rickmers Maritime (A)(B)	221,728	0
Riverstone Holdings, Ltd.	69,000	49,938
Roxy-Pacific Holdings, Ltd.	36,850	13,595
SBS Transit, Ltd.	20,500	40,589
Sembcorp Marine, Ltd.	114,100	180,664
Sheng Siong Group, Ltd.	100,900	75,972
SHS Holdings, Ltd.	84,000	14,415
SIA Engineering Company, Ltd.	38,300	90,509
SIIC Environment Holdings, Ltd. (A)(C)	204,380	62,351
Sinarmas Land, Ltd. (C)	300,000	76,968
Sing Holdings, Ltd.	79,000	25,218
Sing Investments & Finance, Ltd.	28,600	32,899
Singapore Post, Ltd.	298,800	294,197
Singapore Press Holdings, Ltd.	188,100	369,159
Singapore Reinsurance Corp., Ltd.	47,000	11,347
Singapore Shipping Corp., Ltd.	83,800	17,839
Stamford Land Corp., Ltd.	142,600	51,713
StarHub, Ltd. (C)	74,800	107,584
Straits Trading Company, Ltd.	14,200	22,078
Sunningdale Tech, Ltd.	30,260	31,589
Swiber Holdings, Ltd. (A)(B)	128,250	10,441
The Hour Glass, Ltd.	31,600	15,356
Thomson Medical Group, Ltd. (A)(C)	251,400	15,145
Tuan Sing Holdings, Ltd.	153,954	46,952
UMS Holdings, Ltd.	79,550	54,092
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Singapore (continued)
United Engineers, Ltd.	101,100	$214,418
United Industrial Corp., Ltd.	22,000	52,832
United Overseas Insurance, Ltd.	2,400	13,052
UOB-Kay Hian Holdings, Ltd.	114,134	113,163
UPP Holdings, Ltd.	74,200	13,570
Vibrant Group, Ltd.	72,876	18,007
Vicom, Ltd.	4,000	18,034
Wee Hur Holdings, Ltd.	102,000	17,252
Wheelock Properties Singapore, Ltd.	73,600	94,275
Wing Tai Holdings, Ltd.	102,517	155,067
Xinghua Port Holdings, Ltd. (A)	68,750	9,721
XP Power, Ltd.	4,203	190,932
Yeo Hiap Seng, Ltd. (C)	8,834	7,117
Yongnam Holdings, Ltd. (A)	147,375	32,873
South Africa 0.0%		161,062
Caledonia Mining Corp. PLC	100	902
Lonmin PLC (A)	75,962	42,957
Petra Diamonds, Ltd. (A)	142,410	117,203
Spain 2.6%		16,422,333
Acciona SA (C)	9,302	704,549
Acerinox SA	52,021	700,763
Adveo Group International SA (A)	3,825	6,800
Alantra Partners SA	2,002	33,682
Almirall SA	19,194	242,294
Amper SA (A)(C)	307,165	83,680
Applus Services SA	31,151	410,817
Atresmedia Corp. de Medios de Comunicacion SA	27,860	250,762
Azkoyen SA	4,660	46,672
Baron de Ley (A)	983	121,490
Bolsas y Mercados Espanoles SHMSF SA	20,191	684,062
Caja de Ahorros del Mediterraneo (A)(B)	1,684	0
Cellnex Telecom SA (D)	31,460	799,346
Cia de Distribucion Integral Logista Holdings SA	6,832	169,135
CIE Automotive SA	13,904	529,773
Construcciones y Auxiliar de Ferrocarriles SA	6,313	296,502
Deoleo SA (A)	79,183	15,553
Distribuidora Internacional de Alimentacion SA	153,710	524,467
Duro Felguera SA (A)(C)	30,857	10,112
Ebro Foods SA	22,496	546,939
eDreams ODIGEO SA (A)	20,659	102,368
Elecnor SA	8,224	126,615
Enagas SA	53,832	1,435,897
Ence Energia y Celulosa SA	57,514	452,870
Ercros SA	32,244	152,209
Euskaltel SA (D)	22,434	209,632
Faes Farma SA	73,647	297,648
Fluidra SA	12,779	188,651
Fomento de Construcciones y Contratas SA (A)	3,436	42,770
Global Dominion Access SA (A)(D)	9,098	50,786
Grupo Catalana Occidente SA	11,638	515,321
Grupo Empresarial San Jose SA (A)	8,498	36,197
Grupo Ezentis SA (A)	65,836	48,396
Iberpapel Gestion SA	2,611	99,385
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Spain (continued)
Indra Sistemas SA (A)	33,132	$421,262
Laboratorios Farmaceuticos Rovi SA	1,848	34,119
Liberbank SA (A)	462,986	232,616
Mediaset Espana Comunicacion SA	48,282	435,068
Melia Hotels International SA	30,170	413,807
Miquel y Costas & Miquel SA	3,781	143,174
NH Hotel Group SA	83,640	627,915
Obrascon Huarte Lain SA (C)	48,890	183,816
Papeles y Cartones de Europa SA	12,990	226,371
Parques Reunidos Servicios Centrales SAU (D)	1,451	23,498
Pharma Mar SA (A)	46,893	79,151
Prim SA	2,446	36,327
Promotora de Informaciones SA, Class A (A)	83,614	186,806
Prosegur Cia de Seguridad SA	78,788	541,202
Quabit Inmobiliaria SA (A)(C)	29,207	66,716
Realia Business SA (A)	53,191	68,324
Renta 4 Banco SA	1,156	10,128
Sacyr SA (C)	150,469	425,350
Saeta Yield SA	11,878	169,258
Solaria Energia y Medio Ambiente SA (A)	10,301	49,440
Talgo SA (D)	15,388	91,250
Tecnicas Reunidas SA (C)	9,944	294,522
Telepizza Group SA (A)(D)	2,139	14,503
Tubacex SA (A)	37,585	128,279
Tubos Reunidos SA (A)(C)	43,414	16,922
Vidrala SA	4,665	449,162
Viscofan SA	10,539	701,710
Vocento SA (A)	14,712	24,106
Zardoya Otis SA	40,871	391,388
Sweden 2.5%		16,129,251
AAK AB	2,054	186,103
AcadeMedia AB (A)(D)	6,071	39,479
Acando AB	23,324	85,719
AddLife AB	6,406	141,848
AddNode Group AB	4,732	51,830
AddTech AB, B Shares	15,746	341,872
AF AB, B Shares	17,933	417,512
Ahlsell AB (D)	3,915	23,808
Ahlstrom-Munksjo OYJ	6,205	115,502
Alimak Group AB (D)	5,371	81,871
Anoto Group AB (A)(C)	30,867	13,084
Atrium Ljungberg AB, B Shares	14,040	227,317
Attendo AB (D)	7,571	70,449
Avanza Bank Holding AB (C)	6,326	318,617
BE Group AB (A)	1,076	6,571
Beijer Alma AB	11,470	165,004
Beijer Electronics Group AB (A)(C)	2,950	14,353
Beijer Ref AB	20,430	340,706
Bergman & Beving AB	7,946	79,292
Betsson AB (A)	31,747	210,476
Bilia AB, A Shares	22,380	178,530
BillerudKorsnas AB	10,108	153,580
BioGaia AB, B Shares	4,164	187,848
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Sweden (continued)
Biotage AB	11,979	$142,947
Bjorn Borg AB (A)	6,665	18,346
Bonava AB	1,278	16,249
Bonava AB, B Shares	3,176	38,842
Bravida Holding AB (D)	13,930	113,589
Bufab AB	5,272	70,761
Bulten AB	5,708	70,576
Bure Equity AB	13,595	155,416
Byggmax Group AB	17,075	91,748
Capio AB (D)	5,784	25,374
Catena AB	3,494	69,455
Clas Ohlson AB, B Shares	9,715	84,908
Cloetta AB, B Shares	69,461	227,147
Collector AB (A)	4,116	29,095
Com Hem Holding AB	20,479	346,616
Concordia Maritime AB, B Shares (A)	5,539	6,658
Coor Service Management Holding AB (D)	5,148	36,724
Corem Property Group AB, B Shares	9,597	10,424
D Carnegie & Company AB (A)	2,961	50,009
Dedicare AB, B Shares	1,128	7,740
Dios Fastigheter AB	24,390	151,083
Dometic Group AB (D)	13,439	137,768
Doro AB (A)	6,824	32,090
Duni AB	10,787	156,020
Dustin Group AB (D)	9,475	87,486
Eastnine AB	3,948	41,356
Elanders AB, B Shares	2,728	20,720
Eltel AB (A)(D)	5,460	15,827
Enea AB (A)	4,257	41,713
eWork Group AB	1,387	14,067
Fabege AB	18,536	218,370
Fagerhult AB	5,400	52,708
FastPartner AB	7,767	45,506
Granges AB	20,964	270,515
Gunnebo AB	9,705	31,904
Haldex AB	13,702	145,732
Hemfosa Fastigheter AB	30,469	393,824
HIQ International AB (A)	11,103	81,013
HMS Networks AB	927	16,078
Hoist Finance AB (D)	6,782	57,177
Holmen AB	22,033	519,970
Indutrade AB	15,461	382,558
Inwido AB	12,221	101,720
ITAB Shop Concept AB, Class B	7,377	29,927
JM AB (C)	20,498	389,639
KappAhl AB	17,702	47,978
Karo Pharma AB (C)	14,886	46,906
Klovern AB, B Shares	143,746	181,346
KNOW IT AB	5,266	110,102
Kungsleden AB	55,531	385,393
Lagercrantz Group AB, B Shares	14,070	151,666
Lifco AB, B Shares	1,365	48,741
Lindab International AB	19,706	158,806
Loomis AB, B Shares	8,987	343,259
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Sweden (continued)
Medivir AB, B Shares (A)	6,375	$29,631
Mekonomen AB	6,912	99,320
Modern Times Group MTG AB, B Shares	10,291	398,385
Momentum Group AB, Class B (A)	7,946	102,175
MQ Holding AB	7,470	11,335
Mycronic AB (C)	18,323	202,516
NCC AB, B Shares	10,870	200,125
Nederman Holding AB	2,604	31,227
Net Insight AB, B Shares (A)	29,909	14,928
NetEnt AB (A)	41,870	236,858
New Wave Group AB, B Shares	17,221	103,369
Nobia AB	29,222	239,428
Nobina AB (D)	14,757	99,070
Nolato AB, B Shares	5,977	519,060
NP3 Fastigheter AB	6,034	42,374
OEM International AB, B Shares	6,311	145,837
Opus Group AB	64,359	49,796
Pandox AB	7,784	132,331
Peab AB	54,470	437,952
Platzer Fastigheter Holding AB, Series B	8,693	58,346
Pricer AB, B Shares	25,941	26,759
Proact IT Group AB	2,222	44,872
Probi AB	48	2,224
Qliro Group AB (A)	41,364	50,725
Ratos AB, B Shares	59,430	195,066
RaySearch Laboratories AB (A)(C)	4,885	62,048
Recipharm AB, B Shares	3,909	54,591
Rottneros AB	18,906	26,723
Sagax AB, B Shares	12,229	143,153
SAS AB (A)	26,732	57,123
Scandi Standard AB	9,150	60,854
Scandic Hotels Group AB (D)	6,941	67,709
Sectra AB, B Shares (A)	2,889	71,813
Semcon AB	4,746	32,213
Sensys Gatso Group AB (A)	223,958	32,295
SkiStar AB	7,657	165,912
Sweco AB, B Shares	14,873	341,579
Systemair AB	3,664	41,387
Thule Group AB (D)	15,697	389,765
Tobii AB (A)	8,060	34,793
Troax Group AB	433	13,881
VBG Group AB, B Shares	1,227	20,237
Victoria Park AB, B Shares	23,689	101,928
Vitrolife AB	14,195	212,772
Wallenstam AB, B Shares	36,084	316,503
Wihlborgs Fastigheter AB	40,076	435,300
Switzerland 4.5%		28,381,704
Allreal Holding AG (A)	3,961	634,110
Alpiq Holding AG (A)	750	56,637
ALSO Holding AG (A)	1,474	183,663
APG SGA SA	311	121,475
Arbonia AG (A)	9,999	177,707
Aryzta AG (A)(C)	15,681	234,322
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
Switzerland (continued)
Ascom Holding AG	8,420	$170,701
Autoneum Holding AG	758	186,024
Bachem Holding AG, Class B	805	102,839
Bank Cler AG	1,570	66,900
Banque Cantonale de Geneve	569	109,969
Banque Cantonale Vaudoise	495	385,840
Belimo Holding AG	116	487,870
Bell Food Group AG	344	115,398
Bellevue Group AG (A)	2,363	59,586
Berner Kantonalbank AG	1,316	237,530
BFW Liegenschaften AG (A)	704	30,618
BKW AG	3,764	237,728
Bobst Group SA	2,647	287,563
Bossard Holding AG, Class A	1,855	374,556
Bucher Industries AG	1,884	679,763
Burckhardt Compression Holding AG	697	259,931
Burkhalter Holding AG	964	85,263
Calida Holding AG (A)	1,142	44,279
Carlo Gavazzi Holding AG	125	44,784
Cavotec SA (A)	7,080	21,278
Cembra Money Bank AG	6,987	563,163
Cham Group AG (A)	41	18,095
Cicor Technologies (A)	495	31,008
Cie Financiere Tradition SA	544	57,470
Coltene Holding AG	810	78,512
Conzzeta AG	323	392,096
Daetwyler Holding AG	2,053	397,337
DKSH Holding AG	4,414	351,949
dormakaba Holding AG (A)	706	552,083
EDAG Engineering Group AG (A)	1,276	27,442
EFG International AG (A)	29,777	222,501
Emmi AG	578	499,086
Energiedienst Holding AG	1,013	28,976
Evolva Holding SA (A)	43,201	10,942
Feintool International Holding AG (A)	455	53,125
Fenix Outdoor International AG	744	86,062
Ferrexpo PLC	73,932	215,100
Flughafen Zurich AG	2,876	603,688
Forbo Holding AG	259	343,649
GAM Holding AG (A)	63,980	956,734
Georg Fischer AG	1,055	1,363,876
Gurit Holding AG (A)	113	95,344
Helvetia Holding AG (C)	1,784	1,008,627
Hiag Immobilien Holding AG (A)	633	77,983
Highlight Communications AG (A)	4,309	27,210
HOCHDORF Holding AG (A)(C)	291	83,669
Huber & Suhner AG	3,948	247,520
Hypothekarbank Lenzburg AG	7	32,231
Implenia AG	4,475	347,620
Inficon Holding AG (A)	428	241,143
Interroll Holding AG	176	303,477
Intershop Holding AG	416	213,520
Investis Holding SA (A)	864	52,603
IWG PLC	172,710	713,140
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Switzerland (continued)
Jungfraubahn Holding AG	718	$114,961
Kardex AG (A)	1,701	260,550
Komax Holding AG	815	230,395
Kudelski SA (A)(C)	10,947	114,403
Lastminute.com NV (A)(C)	1,380	17,995
LEM Holding SA	153	256,496
Logitech International SA	17,578	717,941
Luzerner Kantonalbank AG	937	511,466
MCH Group AG (A)	456	22,631
Meier Tobler Group AG	876	26,056
Metall Zug AG, B Shares	59	189,551
Mobilezone Holding AG	6,379	68,830
Mobimo Holding AG (A)	2,027	514,663
OC Oerlikon Corp. AG (A)	49,033	793,906
Orascom Development Holding AG (A)	4,769	71,307
Orell Fuessli Holding AG	223	25,139
Oriflame Holding AG	6,968	235,014
Orior AG	1,215	108,518
Panalpina Welttransport Holding AG	2,455	304,225
Phoenix Mecano AG	167	119,444
Plazza AG, Class A	376	85,093
PSP Swiss Property AG	10,664	977,447
Rieter Holding AG (A)	776	138,935
Romande Energie Holding SA	100	121,262
Schaffner Holding AG (A)	165	58,593
Schmolz & Bickenbach AG (A)	148,981	116,084
Schweiter Technologies AG	286	321,050
SFS Group AG (A)	2,616	294,613
Siegfried Holding AG (A)	937	364,934
St. Galler Kantonalbank AG	603	323,633
Sulzer AG	3,700	423,963
Sunrise Communications Group AG (A)(D)	7,056	575,888
Swiss Prime Site AG (A)	522	48,731
Swissquote Group Holding SA	2,821	180,808
Tamedia AG	741	112,042
Tecan Group AG	2,306	545,267
Thurgauer Kantonalbank	384	40,687
Tornos Holding AG (A)	1,526	20,386
u-blox Holding AG (A)	1,722	317,870
Valiant Holding AG (C)	4,922	540,236
Valora Holding AG (A)	1,036	323,915
VAT Group AG (A)(D)	3,233	462,946
Vaudoise Assurances Holding SA	304	163,591
Vetropack Holding AG	56	117,730
Von Roll Holding AG (A)	15,969	22,429
Vontobel Holding AG	6,021	404,199
VZ Holding AG	627	188,371
Walliser Kantonalbank	446	55,029
Warteck Invest AG (A)	23	45,987
Ypsomed Holding AG (A)	838	110,737
Zehnder Group AG	2,627	113,571
Zueblin Immobilien Holding AG (A)	356	9,700
Zug Estates Holding AG, B Shares	69	117,665
Zuger Kantonalbank AG	40	241,506
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Arab Emirates 0.0%		$106,319
Gulf Marine Services PLC (A)	24,028	15,269
Lamprell PLC (A)	68,445	91,050
United Kingdom 14.3%		90,844,530
4imprint Group PLC	3,873	90,083
A.G. Barr PLC	30,046	272,035
AA PLC	161,226	265,736
Acacia Mining PLC (A)	42,296	72,409
Afren PLC (A)(B)	310,484	0
Aggreko PLC	54,994	513,349
Anglo Pacific Group PLC	30,338	58,614
Anglo-Eastern Plantations PLC	3,980	39,311
Arrow Global Group PLC	37,154	132,364
Ascential PLC	3,337	19,095
Ashmore Group PLC	80,787	394,825
Auto Trader Group PLC (D)	190,663	892,839
AVEVA Group PLC	16,863	531,526
Avon Rubber PLC	4,864	90,500
Babcock International Group PLC	23,352	258,355
Balfour Beatty PLC	198,001	802,868
BBA Aviation PLC	291,587	1,275,985
Beazley PLC	145,239	1,152,637
Bellway PLC	33,093	1,443,299
Bloomsbury Publishing PLC	31,175	96,916
Bodycote PLC	57,196	753,261
Bovis Homes Group PLC	57,264	958,678
Braemar Shipping Services PLC	7,806	29,764
Brewin Dolphin Holdings PLC	78,458	383,965
Britvic PLC	65,082	699,923
BTG PLC (A)	56,033	443,473
Cairn Energy PLC (A)	176,017	538,182
Cambian Group PLC	21,739	45,391
Capita PLC	234,420	421,935
Capital & Counties Properties PLC	156,174	630,905
Carclo PLC (A)	7,141	8,535
Card Factory PLC	61,392	161,874
Carillion PLC (A)(B)	114,263	21,569
Carpetright PLC (A)	6,882	3,472
Carr's Group PLC	15,261	28,926
Castings PLC	8,508	47,247
Centaur Media PLC	19,732	13,067
Charles Stanley Group PLC	5,789	26,443
Charles Taylor PLC	7,487	29,471
Chemring Group PLC	85,001	227,134
Chesnara PLC	39,738	203,218
Cineworld Group PLC	271,010	917,322
Circassia Pharmaceuticals PLC (A)	16,959	20,562
City of London Investment Group PLC	2,365	13,379
Clarkson PLC	6,283	213,426
Close Brothers Group PLC	43,987	852,390
CLS Holdings PLC	49,740	154,571
CMC Markets PLC (D)	23,945	57,402
Cobham PLC (A)	550,062	908,615
Communisis PLC	54,344	45,486
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Computacenter PLC	17,585	$307,702
Concentric AB	13,692	242,643
Connect Group PLC	74,451	56,522
Consort Medical PLC	14,004	229,028
Costain Group PLC	25,570	155,745
Countryside Properties PLC (D)	25,169	123,770
Countrywide PLC (A)	20,797	25,454
Cranswick PLC	14,295	640,004
Crest Nicholson Holdings PLC	68,100	398,696
CYBG PLC	8,637	32,928
Daejan Holdings PLC	1,589	123,304
Daily Mail & General Trust PLC, Class A	79,962	710,021
Dairy Crest Group PLC	37,984	249,831
De La Rue PLC	27,225	189,013
Debenhams PLC (C)	306,827	87,637
Dechra Pharmaceuticals PLC	4,583	169,742
Devro PLC	47,678	130,565
DFS Furniture PLC	9,082	28,849
Dialight PLC (A)	7,641	52,492
Dialog Semiconductor PLC (A)	20,672	449,321
Dignity PLC	13,084	211,245
Diploma PLC	31,627	527,300
DiscoverIE Group PLC	15,397	89,387
Dixons Carphone PLC	54,730	134,445
Domino's Pizza Group PLC	121,724	614,245
Drax Group PLC	123,608	539,124
Dunelm Group PLC	21,744	155,649
EI Group PLC (A)	194,966	372,477
Electrocomponents PLC	120,574	1,126,833
Elementis PLC	146,811	575,661
EnQuest PLC (A)	399,124	185,421
Equiniti Group PLC (D)	54,808	189,444
Essentra PLC	77,513	488,760
esure Group PLC	76,130	235,149
Euromoney Institutional Investor PLC	12,232	206,665
FDM Group Holdings PLC	10,528	142,610
Fenner PLC	60,272	487,636
Fidessa Group PLC	9,638	493,283
Findel PLC (A)	18,987	59,561
Firstgroup PLC (A)	341,616	407,189
Flex Lng, Ltd. (A)	26,182	37,262
Flybe Group PLC (A)	65,578	34,812
Forterra PLC (D)	3,882	15,906
Foxtons Group PLC	68,323	64,151
Fuller Smith & Turner PLC, Class A	9,499	119,413
Future PLC (A)	4,429	29,349
Galliford Try PLC	29,953	383,092
Games Workshop Group PLC	7,219	277,685
Gem Diamonds, Ltd. (A)	36,843	54,640
Genus PLC	16,324	557,795
Georgia Capital PLC (A)	10,443	139,545
Go-Ahead Group PLC	11,602	259,029
Gocompare.Com Group PLC	82,811	138,040
Grainger PLC	117,502	476,925
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
Greene King PLC	95,356	$734,303
Greggs PLC	27,049	379,222
Gulf Keystone Petroleum, Ltd. (A)	60,671	153,922
Halfords Group PLC	68,278	306,180
Halma PLC	32,897	589,696
Hastings Group Holdings PLC (D)	13,226	45,079
Hays PLC	388,366	946,257
Headlam Group PLC	23,677	142,220
Helical PLC	41,845	208,841
Henry Boot PLC	21,120	83,370
Hill & Smith Holdings PLC	21,912	409,971
Hilton Food Group PLC	6,973	84,558
Hogg Robinson Group PLC	48,756	77,431
Hollywood Bowl Group PLC	4,056	12,278
HomeServe PLC	72,572	843,255
Howden Joinery Group PLC	177,700	1,182,639
Hunting PLC (A)	40,537	454,332
Huntsworth PLC	76,423	103,625
Ibstock PLC (D)	51,683	191,815
IG Group Holdings PLC	100,106	1,149,559
IMI PLC	52,608	810,323
Inchcape PLC	117,365	1,140,677
Indivior PLC (A)	184,508	1,176,493
Inmarsat PLC	91,301	453,939
Intermediate Capital Group PLC	55,298	841,366
International Personal Finance PLC	47,956	131,250
Interserve PLC (A)	40,165	39,920
IP Group PLC (A)	70,557	129,015
ITE Group PLC	75,623	143,053
J.D. Wetherspoon PLC	20,655	334,704
Jackpotjoy PLC (A)	10,872	125,045
James Fisher & Sons PLC	16,505	391,362
Jardine Lloyd Thompson Group PLC	36,074	587,146
JD Sports Fashion PLC	89,893	454,331
John Laing Group PLC (D)	15,822	58,996
John Menzies PLC	22,310	187,955
John Wood Group PLC	132,358	1,176,201
Jupiter Fund Management PLC	111,603	672,385
Just Group PLC	106,557	204,011
Kainos Group PLC	2,966	16,010
KAZ Minerals PLC (A)	36,708	493,724
KCOM Group PLC	149,574	186,062
Keller Group PLC	21,661	301,764
Kier Group PLC	29,850	420,713
Ladbrokes Coral Group PLC (A)(B)	281,251	40,379
Laird PLC	200,980	529,764
Lancashire Holdings, Ltd.	68,395	544,745
Lookers PLC	97,856	139,180
Low & Bonar PLC	38,633	27,084
LSL Property Services PLC	18,865	59,213
Man Group PLC	481,704	1,161,263
Management Consulting Group PLC (A)	85,894	3,585
Marshalls PLC	65,884	375,826
Marston's PLC	259,507	342,076
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
McBride PLC (A)	49,931	$84,952
McCarthy & Stone PLC (D)	9,810	16,784
McColl's Retail Group PLC	6,093	18,693
Mears Group PLC	28,992	123,215
Meggitt PLC	145,075	946,975
Melrose Industries PLC	246,085	773,014
Merlin Entertainments PLC (D)	10,432	50,843
Millennium & Copthorne Hotels PLC	46,711	333,954
Mitchells & Butlers PLC	90,799	319,153
Mitie Group PLC	96,472	229,221
MJ Gleeson PLC	6,018	60,227
Moneysupermarket.com Group PLC	114,611	482,535
Morgan Advanced Materials PLC	78,025	354,863
Morgan Sindall Group PLC	10,778	209,521
Moss Bros Group PLC	9,995	6,385
Mothercare PLC (A)	37,030	15,148
MWB Group Holdings PLC (A)(B)	15,166	983
N. Brown Group PLC	58,390	160,636
National Express Group PLC	123,457	658,073
NCC Group PLC	57,088	160,988
NEX Group PLC	81,041	1,089,963
Non-Standard Finance PLC (D)	15,782	13,481
Norcros PLC	11,189	29,286
Northgate PLC	53,073	293,959
Ocado Group PLC (A)	104,166	1,242,185
On the Beach Group PLC (D)	5,411	35,865
OneSavings Bank PLC	40,587	216,927
Ophir Energy PLC (A)	194,659	145,496
Oxford Instruments PLC	12,655	154,634
Pagegroup PLC	90,561	637,235
Paragon Banking Group PLC	68,336	439,350
PayPoint PLC	16,602	218,984
Pendragon PLC	360,219	124,931
Pennon Group PLC	111,149	1,101,139
Petrofac, Ltd.	50,019	386,632
Pets at Home Group PLC	88,370	147,236
Photo-Me International PLC	68,328	99,639
Polypipe Group PLC	46,377	237,617
Porvair PLC	833	5,757
Premier Foods PLC (A)	221,631	117,471
Premier Oil PLC (A)	184,316	292,201
PZ Cussons PLC	67,448	213,379
QinetiQ Group PLC	162,032	568,463
R.E.A. Holdings PLC (A)	2,867	12,636
Rank Group PLC	42,436	105,365
Rathbone Brothers PLC	9,302	300,499
Reach PLC	104,184	109,107
Redrow PLC	70,152	563,939
Renewi PLC	216,355	212,676
Renishaw PLC	10,447	744,277
Renold PLC (A)	36,501	14,567
Revolution Bars Group PLC	9,512	19,068
Ricardo PLC	15,814	225,854
Rightmove PLC	3,826	249,617
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

	Shares	Value
United Kingdom (continued)
River & Mercantile Group PLC	2,488	$10,222
RM PLC	12,019	36,074
Robert Walters PLC	12,302	109,143
Rotork PLC	229,269	1,015,856
RPC Group PLC	113,240	1,188,985
RPS Group PLC	65,260	228,547
Saga PLC	141,229	237,436
Savills PLC	39,688	508,210
SDL PLC	22,906	136,636
Senior PLC	118,868	493,260
Serco Group PLC (A)	52,747	65,057
Severfield PLC	89,306	93,742
SIG PLC	241,537	428,720
Soco International PLC	54,822	78,144
Softcat PLC	22,027	223,780
Spectris PLC	21,485	795,290
Speedy Hire PLC	212,934	160,189
Spirax-Sarco Engineering PLC	5,536	454,356
Spire Healthcare Group PLC (D)	16,993	56,184
Spirent Communications PLC	160,841	247,285
Sportech PLC (A)	21,102	23,025
Sports Direct International PLC (A)	55,678	301,028
SSP Group PLC	86,048	736,530
St. Ives PLC	37,604	49,964
St. Modwen Properties PLC	67,612	358,802
Stagecoach Group PLC	105,278	209,368
Stallergenes Greer PLC (A)	729	22,116
SThree PLC	31,746	135,507
Stobart Group, Ltd.	65,284	192,001
Stock Spirits Group PLC	36,003	115,480
Stolt-Nielsen, Ltd.	8,345	120,348
STV Group PLC	2,900	14,096
Superdry PLC	13,239	217,914
Synthomer PLC	75,294	539,161
TalkTalk Telecom Group PLC	139,745	205,069
Tate & Lyle PLC	129,651	1,185,721
Ted Baker PLC	7,617	246,775
Telecom Plus PLC	17,172	235,933
The Gym Group PLC (D)	16,043	53,253
The Restaurant Group PLC	47,565	197,175
The Vitec Group PLC	5,661	94,141
Thomas Cook Group PLC	415,078	621,219
Topps Tiles PLC	52,481	51,764
TORM PLC	1,425	10,912
TP ICAP PLC	144,158	802,190
Travis Perkins PLC	41,251	737,003
Trifast PLC	23,116	78,020
TT Electronics PLC	49,695	167,350
Tullow Oil PLC (A)	393,104	1,313,940
U & I Group PLC	37,297	119,687
UBM PLC	98,574	1,349,066
Ultra Electronics Holdings PLC	22,070	472,905
Vectura Group PLC (A)	173,692	193,078
Vesuvius PLC	82,231	685,123
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Victrex PLC	24,340	$912,630
Virgin Money Holdings UK PLC	71,164	324,083
Volex PLC (A)	21,791	22,748
Volution Group PLC	1,884	5,232
Vp PLC	1,735	21,619
WH Smith PLC	29,820	767,734
William Hill PLC	244,948	1,041,255
Wilmington PLC	8,311	28,576
Wincanton PLC	43,520	160,052
Xaar PLC	22,542	91,056
Zeal Network SE	1,756	55,761
ZPG PLC (D)	49,484	321,966
United States 0.3%		1,732,698
Alacer Gold Corp. (A)	94,340	173,168
Argonaut Gold, Inc. (A)	53,122	96,690
BNK Petroleum, Inc. (A)	33,500	16,277
Energy Fuels, Inc. (A)	20,569	38,073
Epsilon Energy, Ltd. (A)	19,200	40,278
Invesque, Inc.	9,300	82,198
Ormat Technologies, Inc.	0	15
PureTech Health PLC (A)	5,144	10,113
REC Silicon ASA (A)	613,296	89,916
Reliance Worldwide Corp., Ltd.	61,878	268,545
Reliance Worldwide Corp., Ltd. (A)	31,252	135,631
Sims Metal Management, Ltd.	49,935	599,554

Tahoe Resources, Inc.	34,800	182,240
Preferred securities 0.3%		$1,518,955
(Cost $968,729)
Germany 0.3%		1,517,959
Biotest AG	5,334	156,043
Draegerwerk AG & Company KGaA	2,280	158,720
FUCHS PETROLUB SE	1,014	53,176
Jungheinrich AG	12,271	478,562
Sartorius AG	963	141,044
Sixt SE	4,655	395,496
STO SE & Company KGaA	364	47,037
Villeroy & Boch AG	4,296	87,881
United Kingdom 0.0%		996

McBride PLC, B Shares (A)	748,965	996
Rights 0.0%		$123,373
(Cost $20,396)
AS Roma SpA (Expiration Date: 6-8-18; Strike Price: EUR 0.43) (A)	30,877	14
Bjorn Borg AB (Expiration Date: 6-18-18) (A)(E)	6,665	1,504
Carpetright PLC (Expiration Date: 6-6-18; Strike Price: GBP 0.28) (A)	22,430	3,012
H+H International A/S (Expiration Date: 6-19-18; Strike Price: DKK 73.00) (A)	6,322	9,910
Norwegian Air Shuttle ASA (Expiration Date: 6-12-18; Strike Price: NOK 155.00) (A)	5,833	71,071
Paringa Resources, Ltd. (Expiration Date: 6-8-18; Strike Price: AUD 0.22) (A)	12,711	48
Reliance Worldwide Corp., Ltd. (Expiration Date: 6-15-18; Strike Price: AUD 4.15) (A)	31,251	37,814
Warrants 0.0%		$5,201
(Cost $8,788)
Archos (Expiration Date: 1-2-19; Strike Price: EUR 0.76) (A)	432	24
Ezion Holdings, Ltd. (Expiration Date: 4-6-23; Strike Price: SGD 0.28) (A)(C)	260,891	4,426
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

	Shares	Value

Rowsley, Ltd. (Expiration Date: 4-25-19; Strike Price: SGD 0.09) (A)	502,800	$751

	Yield (%)	Shares	Value
Securities lending collateral 4.3%			$27,402,549
(Cost $27,398,901)
John Hancock Collateral Trust (F)	1.8769(G)	2,739,022	27,402,549
Total investments (Cost $512,145,062) 103.0%			$654,628,402
Other assets and liabilities, net (3.0%)			(19,006,758)
Total net assets 100.0%			$635,621,644

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
AUD	Australian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
NOK	Norwegian Krone
SGD	Singapore Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $26,036,762.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 5-31-18.
The fund had the following sector composition as a percentage of net assets on 5-31-18:
Industrials	25.8%
Consumer discretionary	15.6%
Financials	12.5%
Materials	11.5%
Information technology	9.4%
Consumer staples	6.0%
Health care	5.0%
Energy	4.7%
Real estate	4.1%
Utilities	2.8%
Telecommunication services	1.3%
Short-term investments and other	1.3%
TOTAL	100.0%
82	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
MSCI EAFE Index Futures	32	Long	Jun 2018	$3,245,804	$3,179,200	$(66,604)
						$(66,604)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	83

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$43,730,815	$385,044	$43,306,330	$39,441
Austria	9,501,803	—	9,501,803	—
Belgium	11,364,608	—	11,364,608	—
Bermuda	1,155,200	—	1,155,200	—
Cambodia	143,526	—	143,526	—
Canada	48,668,281	48,431,292	221,200	15,789
China	722,027	—	722,027	—
Denmark	12,377,150	—	12,377,150	—
Faeroe Islands	16,901	—	16,901	—
Finland	16,025,920	—	16,025,920	—
France	29,089,986	—	29,089,986	—
Gabon	38,756	—	38,756	—
Georgia	259,627	—	259,627	—
Germany	37,628,034	—	37,628,034	—
Gibraltar	193,900	—	193,900	—
Greece	87	—	—	87
Greenland	1,950	—	1,950	—
Guernsey, Channel Islands	45,399	—	45,399	—

       84

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Hong Kong	18,696,920	13,650	18,377,407	305,863
India	138,905	—	138,905	—
Ireland	4,310,291	—	4,310,291	—
Isle of Man	635,690	—	635,690	—
Israel	5,890,660	62,307	5,828,353	—
Italy	27,253,878	—	27,253,878	—
Japan	161,778,569	—	161,778,569	—
Jersey, Channel Islands	1,559,632	8,129	1,551,503	—
Jordan	42,460	—	42,460	—
Liechtenstein	319,588	—	319,588	—
Luxembourg	2,124,193	—	2,124,193	—
Macau	144,166	—	144,166	—
Malaysia	292,444	—	289,371	3,073
Malta	595,216	—	595,216	—
Monaco	357,334	283,857	73,477	—
Mongolia	29,064	—	29,064	—
Netherlands	16,183,857	—	16,183,857	—
New Zealand	4,740,538	—	4,740,538	—
Norway	4,781,851	—	4,781,851	—
Peru	223,323	—	223,323	—
Philippines	17,307	—	17,307	—
Portugal	3,104,553	—	3,104,553	—
Russia	53,100	—	53,100	—
Russian Federation	168,301	—	168,301	—
Singapore	7,394,617	—	7,294,276	100,341
South Africa	161,062	902	160,160	—
Spain	16,422,333	—	16,422,333	—
Sweden	16,129,251	—	16,129,251	—
Switzerland	$28,381,704	—	$28,381,704	—
United Arab Emirates	106,319	—	106,319	—
United Kingdom	90,844,530	—	90,781,599	$62,931
United States	1,732,698	$628,939	1,103,759	—
Preferred securities	1,518,955	—	1,518,955	—
Rights	123,373	—	123,373	—
Warrants	5,201	24	5,177	—
Securities lending collateral	27,402,549	27,402,549	—	—
Total investments in securities	$654,628,402	$77,216,693	$576,884,184	$527,525
Derivatives:
Liabilities
Futures	$(66,604)	$(66,604)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

       85

During the period ended May 31, 2018, the fund used futures contracts to gain exposure to certain securities and substitute for securities purchased.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       86

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	424Q3	05/18
This report is for the information of the shareholders of John Hancock International Small Company Fund.		7/18

John Hancock

Natural Resources Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 96.4%		$86,898,306
(Cost $84,740,628)
Consumer staples 0.1%		121,096
Food products 0.1%
Adecoagro SA (A)	14,895	121,096
Energy 58.3%		52,530,550
Energy equipment and services 17.5%
Cactus, Inc., Class A (A)	21,678	730,982
Core Laboratories NV (B)	9,111	1,131,404
FTS International, Inc. (A)	44,208	837,300
Halliburton Company	74,647	3,712,942
Independence Contract Drilling, Inc. (A)	11,705	49,863
NCS Multistage Holdings, Inc. (A)(B)	6,744	102,644
Patterson-UTI Energy, Inc.	80,027	1,654,958
ProPetro Holding Corp. (A)	68,094	1,107,889
Schlumberger, Ltd.	34,988	2,402,626
Select Energy Services, Inc., Class A (A)	44,628	636,842
Solaris Oilfield Infrastructure, Inc., Class A (A)(B)	38,704	597,590
TechnipFMC PLC	49,661	1,546,940
Tenaris SA, ADR (B)	34,787	1,248,853
Oil, gas and consumable fuels 40.8%
Alta Mesa Resources, Inc. (A)	8,546	57,429
Anadarko Petroleum Corp.	49,841	3,478,902
Andeavor	15,117	2,183,348
Cheniere Energy, Inc. (A)	23,677	1,577,362
Cimarex Energy Company	16,228	1,507,906
Concho Resources, Inc. (A)	19,666	2,700,338
Continental Resources, Inc. (A)	34,885	2,349,156
Devon Energy Corp.	48,888	2,032,274
Encana Corp.	93,586	1,188,542
EOG Resources, Inc.	27,418	3,230,115
Kosmos Energy, Ltd. (A)	60,235	468,026
Laredo Petroleum, Inc. (A)(B)	50,002	464,019
Lekoil, Ltd. (A)	196,614	52,759
Marathon Petroleum Corp.	16,994	1,343,036
Noble Energy, Inc.	72,565	2,590,571
Pioneer Natural Resources Company	5,861	1,131,759
Range Resources Corp.	56,482	894,675
Royal Dutch Shell PLC, A Shares	50,075	1,736,206
Suncor Energy, Inc.	67,300	2,677,192
Targa Resources Corp.	21,465	1,043,843
Valero Energy Corp.	11,189	1,356,107
WPX Energy, Inc. (A)	148,608	2,706,152
Industrials 2.6%		2,298,634
Electrical equipment 1.8%
GrafTech International, Ltd. (B)	42,824	785,820
Sunrun, Inc. (A)(B)	63,833	772,379
Trading companies and distributors 0.8%
Univar, Inc. (A)	27,152	740,435
2	JOHN HANCOCK NATURAL RESOURCES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials 34.7%		$31,304,244
Chemicals 6.9%
Albemarle Corp.	4,110	384,162
Celanese Corp., Series A	7,828	883,938
DowDuPont, Inc.	15,542	996,398
Eastman Chemical Company	4,329	451,558
FMC Corp.	10,271	894,501
Nutrien, Ltd.	15,452	782,644
Olin Corp.	13,458	435,097
The Chemours Company	18,081	885,788
Venator Materials PLC (A)	29,383	517,728
Metals and mining 27.8%
Agnico Eagle Mines, Ltd.	30,562	1,373,762
Alacer Gold Corp. (A)	174,855	320,959
Alcoa Corp. (A)	18,326	880,931
Anglo American PLC	53,954	1,288,417
Arizona Mining, Inc. (A)	176,450	562,038
BHP Billiton, Ltd., ADR (B)	37,130	1,848,331
China Molybdenum Company, Ltd., H Shares (A)	888,822	559,054
Constellium NV, Class A (A)	75,835	921,395
First Quantum Minerals, Ltd.	127,556	2,001,978
Freeport-McMoRan, Inc.	39,619	669,561
Glencore PLC (A)	360,301	1,779,383
Guyana Goldfields, Inc. (A)	52,146	196,664
Hudbay Minerals, Inc.	80,032	514,165
Ivanhoe Mines, Ltd., Class A (A)	130,618	329,416
Kinross Gold Corp. (A)	121,249	436,496
Lundin Mining Corp.	232,544	1,458,108
Nevsun Resources, Ltd.	217,514	692,837
Newmont Mining Corp.	33,890	1,319,338
Randgold Resources, Ltd., ADR (B)	14,991	1,192,084
Reliance Steel & Aluminum Company	7,052	659,856
Rio Tinto PLC, ADR	30,830	1,748,061
Southern Copper Corp. (B)	33,639	1,644,611
Steel Dynamics, Inc.	28,079	1,387,945
Warrior Met Coal, Inc.	23,945	650,586
Wheaton Precious Metals Corp. (B)	29,115	636,454
Utilities 0.7%		643,782
Independent power and renewable electricity producers 0.7%
NextEra Energy Partners LP (B)	14,319	643,782
Warrants 0.0%		$4,201
(Cost $6,622)
Alta Mesa Resources, Inc. (Expiration Date: 2-9-23; Strike Price: $11.50) (A)	2,897	4,201

	Yield (%)	Shares	Value
Securities lending collateral 10.5%			$9,472,357
(Cost $9,471,132)
John Hancock Collateral Trust (C)	1.8769(D)	946,810	9,472,357
Short-term investments 3.4%			$3,086,884
(Cost $3,086,884)
Money market funds 3.4%			3,086,884
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(D)	3,086,884	3,086,884

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NATURAL RESOURCES FUND	3

Total investments (Cost $97,305,266) 110.3%	$99,461,748
Other assets and liabilities, net (10.3%)	(9,258,296)
Total net assets 100.0%	$90,203,452

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $9,259,709.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
The fund had the following country composition as a percentage of net assets on 5-31-18:
United States	66.5%
Canada	14.2%
United Kingdom	5.7%
Netherlands	4.2%
Australia	2.1%
Switzerland	2.0%
Peru	1.8%
Luxembourg	1.4%
Jersey, Channel Islands	1.3%
Other countries	0.8%
TOTAL	100.0%
4	JOHN HANCOCK NATURAL RESOURCES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer staples	$121,096	$121,096	—	—
Energy	52,530,550	50,741,585	$1,788,965	—
Industrials	2,298,634	2,298,634	—	—
Materials	31,304,244	27,677,390	3,626,854	—
Utilities	643,782	643,782	—	—
Warrants	4,201	4,201	—	—
Securities lending collateral	9,472,357	9,472,357	—	—
Short-term investments	3,086,884	3,086,884	—	—
Total investments in securities	$99,461,748	$94,045,929	$5,415,819	—

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	354Q3	05/18
This report is for the information of the shareholders of John Hancock Natural Resources Fund.		7/18

John Hancock

New Opportunities Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 99.2%		$584,166,481
(Cost $469,694,963)
Consumer discretionary 14.5%		85,551,067
Auto components 1.6%
Adient PLC	9,231	491,458
American Axle & Manufacturing Holdings, Inc. (A)	25,609	405,134
Cooper Tire & Rubber Company	12,144	312,101
Cooper-Standard Holdings, Inc. (A)	3,478	431,968
Dana, Inc.	9,437	210,445
Fox Factory Holding Corp. (A)	83,066	3,301,874
Gentex Corp.	17,285	415,359
Gentherm, Inc. (A)	5,482	194,063
Horizon Global Corp. (A)(B)	250,546	1,666,131
Modine Manufacturing Company (A)	11,129	200,322
Motorcar Parts of America, Inc. (A)	5,140	110,253
Shiloh Industries, Inc. (A)	5,848	60,702
Standard Motor Products, Inc.	5,221	236,250
Stoneridge, Inc. (A)	5,301	167,141
Strattec Security Corp.	683	25,749
Superior Industries International, Inc.	3,530	61,775
The Goodyear Tire & Rubber Company	40,873	998,527
Tower International, Inc.	4,371	128,507
VOXX International Corp. (A)	6,716	37,610
Automobiles 0.0%
Thor Industries, Inc.	640	59,264
Winnebago Industries, Inc.	6,297	228,266
Distributors 0.4%
Core-Mark Holding Company, Inc.	4,530	88,426
Pool Corp.	16,829	2,405,201
Weyco Group, Inc.	824	28,568
Diversified consumer services 1.5%
Adtalem Global Education, Inc. (A)	13,649	651,740
American Public Education, Inc. (A)	5,656	240,946
Ascent Capital Group, Inc., Class A (A)	1,985	3,891
Bridgepoint Education, Inc. (A)	10,518	72,469
Career Education Corp. (A)	6,782	104,375
Carriage Services, Inc.	2,792	70,219
Graham Holdings Company, Class B	1,095	636,031
Grand Canyon Education, Inc. (A)	56,887	6,320,146
Houghton Mifflin Harcourt Company (A)	20,636	140,325
K12, Inc. (A)	11,381	183,689
Laureate Education, Inc., Class A (A)	1,570	25,481
Regis Corp. (A)	7,003	121,082
Universal Technical Institute, Inc. (A)	5,699	17,838
Hotels, restaurants and leisure 1.8%
Ark Restaurants Corp.	197	5,134
BBX Capital Corp.	11,228	99,031
Belmond, Ltd., Class A (A)	9,937	118,747
Biglari Holdings, Inc., Class A (A)	31	33,170
Biglari Holdings, Inc., Class B (A)	317	68,215
BJ's Restaurants, Inc.	1,904	106,624
Bojangles', Inc. (A)	5,821	86,151
Carrols Restaurant Group, Inc. (A)	6,927	88,666
2	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Century Casinos, Inc. (A)	5,448	$46,254
Chuy's Holdings, Inc. (A)	83,047	2,445,734
Dave & Buster's Entertainment, Inc. (A)	56,939	2,370,940
Del Frisco's Restaurant Group, Inc. (A)	5,361	71,033
Del Taco Restaurants, Inc. (A)	10,355	124,674
Drive Shack, Inc. (A)	6,360	41,531
El Pollo Loco Holdings, Inc. (A)	7,455	79,023
Eldorado Resorts, Inc. (A)	7,981	360,741
Extended Stay America, Inc.	16,100	338,905
Fiesta Restaurant Group, Inc. (A)	2,735	67,965
ILG, Inc.	15,179	519,729
International Game Technology PLC (B)	33,773	849,053
J Alexander's Holdings, Inc. (A)	3,506	42,072
Luby's, Inc. (A)	6,731	18,106
Marriott Vacations Worldwide Corp.	3,044	366,011
Monarch Casino & Resort, Inc. (A)	1,250	55,675
Papa John's International, Inc. (B)	28,600	1,468,610
Playa Hotels & Resorts NV (A)	4,475	46,943
Potbelly Corp. (A)	6,037	80,292
RCI Hospitality Holdings, Inc.	2,292	73,229
Red Lion Hotels Corp. (A)	4,044	44,080
Red Robin Gourmet Burgers, Inc. (A)	3,142	158,200
Speedway Motorsports, Inc.	9,637	160,938
The Cheesecake Factory, Inc. (B)	1,247	64,607
The Habit Restaurants, Inc., Class A (A)(B)	2,441	21,481
Zoe's Kitchen, Inc. (A)	1,253	11,377
Household durables 2.1%
AV Homes, Inc. (A)	6,369	116,871
Bassett Furniture Industries, Inc.	1,320	36,498
Cavco Industries, Inc. (A)	1,861	386,344
Century Communities, Inc. (A)	6,442	193,904
CSS Industries, Inc.	1,907	30,798
Emerson Radio Corp. (A)	6,514	9,706
Ethan Allen Interiors, Inc.	6,472	151,768
Flexsteel Industries, Inc.	1,332	49,644
Green Brick Partners, Inc. (A)	1,874	22,113
Hamilton Beach Brands Holding Company, Class A	2,476	69,402
Helen of Troy, Ltd. (A)	3,160	283,768
Hooker Furniture Corp.	2,702	100,785
iRobot Corp. (A)(B)	19,500	1,216,995
KB Home	5,352	140,972
La-Z-Boy, Inc.	10,691	333,559
Lennar Corp., B Shares	70	2,897
Libbey, Inc.	4,880	31,769
Lifetime Brands, Inc.	962	10,486
M/I Homes, Inc. (A)	2,518	69,950
MDC Holdings, Inc.	10,144	320,348
Meritage Homes Corp. (A)	4,328	195,842
PICO Holdings, Inc. (A)	5,367	59,305
PulteGroup, Inc.	28,637	866,269
Roku, Inc. (A)	52,800	1,977,888
Skyline Corp. (A)	705	22,377
Taylor Morrison Home Corp., Class A (A)	18,578	399,427
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	3

	Shares	Value
Consumer discretionary (continued)
Household durables (continued)
The New Home Company, Inc. (A)	7,847	$79,176
Toll Brothers, Inc.	31,553	1,246,028
TopBuild Corp. (A)	8,080	678,316
TRI Pointe Group, Inc. (A)	33,580	579,591
Tupperware Brands Corp.	56,825	2,395,742
Universal Electronics, Inc. (A)	1,808	53,607
William Lyon Homes, Class A (A)	6,087	145,175
ZAGG, Inc. (A)	6,430	97,736
Internet and direct marketing retail 1.3%
1-800-Flowers.com, Inc., Class A (A)	9,141	115,177
FTD Companies, Inc. (A)	6,423	36,611
Lands' End, Inc. (A)	864	17,064
Liberty Expedia Holdings, Inc., Series A (A)	10,848	470,912
Liberty TripAdvisor Holdings, Inc., Class A (A)	17,008	249,167
Overstock.com, Inc. (A)(B)	3,213	107,395
Shutterfly, Inc. (A)	325	30,596
Stitch Fix, Inc., Class A (A)(B)	59,200	1,123,616
Wayfair, Inc., Class A (A)(B)	57,000	5,263,950
Leisure products 0.1%
Acushnet Holdings Corp. (B)	9,104	217,677
Callaway Golf Company	21,696	410,922
JAKKS Pacific, Inc. (A)	3,041	8,211
Johnson Outdoors, Inc., Class A	535	40,596
Nautilus, Inc. (A)	5,065	75,722
Vista Outdoor, Inc. (A)	9,714	164,555
Media 0.5%
A.H. Belo Corp., Class A	4,469	21,228
AMC Entertainment Holdings, Inc., Class A (B)	8,076	119,525
Ballantyne Strong, Inc. (A)	1,790	9,532
Beasley Broadcast Group, Inc., Class A	447	5,051
Cinemark Holdings, Inc.	3,333	112,555
Entercom Communications Corp., Class A	2,335	15,995
Entravision Communications Corp., Class A	12,577	50,308
Fluent, Inc. (A)	2,724	7,627
Gannett Company, Inc. (B)	26,288	277,864
Gray Television, Inc. (A)	12,440	136,840
Hemisphere Media Group, Inc. (A)	4,664	56,668
IMAX Corp. (A)	6,607	138,086
John Wiley & Sons, Inc., Class A	920	62,376
Liberty Latin America, Ltd., Class A (A)	1,919	41,585
Liberty Latin America, Ltd., Class C (A)	3,724	79,992
Lions Gate Entertainment Corp., Class A (B)	6,612	153,200
Lions Gate Entertainment Corp., Class B	7,433	162,262
Media General, Inc. (A)(C)	5,000	480
Meredith Corp. (B)	8,505	428,227
New Media Investment Group, Inc.	12,367	206,529
Nexstar Media Group, Inc., Class A (B)	4,245	281,444
Reading International, Inc., Class A (A)	4,950	77,418
Salem Media Group, Inc.	4,629	17,590
Scholastic Corp.	4,728	212,713
Sinclair Broadcast Group, Inc., Class A	3,275	89,735
TEGNA, Inc.	10,190	105,670
4	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Media (continued)
The EW Scripps Company, Class A (B)	12,244	$152,928
The Marcus Corp.	3,767	118,849
Townsquare Media Inc., Class A	2,297	14,310
Multiline retail 0.2%
Dillard's, Inc., Class A (B)	6,101	496,804
Fred's, Inc., Class A (B)	1,382	1,949
J.C. Penney Company, Inc. (A)(B)	40,520	98,058
Macy's, Inc.	12,824	447,686
Tuesday Morning Corp. (A)	10,364	27,465
Specialty retail 4.1%
Aaron's, Inc.	9,312	370,431
Abercrombie & Fitch Company, Class A	14,123	336,834
Advance Auto Parts, Inc.	1,847	237,561
American Eagle Outfitters, Inc.	35,680	792,096
America's Car-Mart, Inc. (A)	2,886	180,086
Ascena Retail Group, Inc. (A)	26,215	85,461
At Home Group, Inc. (A)	1,067	36,929
AutoNation, Inc. (A)	19,954	911,100
Barnes & Noble Education, Inc. (A)	12,606	79,922
Barnes & Noble, Inc.	11,216	65,614
Bed Bath & Beyond, Inc.	17,862	324,374
Big 5 Sporting Goods Corp.	5,096	41,787
Boot Barn Holdings, Inc. (A)	5,273	124,865
Build-A-Bear Workshop, Inc. (A)	3,383	27,064
Burlington Stores, Inc. (A)	45,778	6,695,033
Caleres, Inc.	10,226	362,614
Camping World Holdings, Inc., Class A (B)	59,600	1,132,400
Chico's FAS, Inc.	23,767	201,069
Citi Trends, Inc.	3,147	94,441
Conn's, Inc. (A)(B)	3,027	70,075
Destination Maternity Corp. (A)	3,213	10,185
Dick's Sporting Goods, Inc.	10,907	399,196
DSW, Inc., Class A	14,835	354,260
Express, Inc. (A)	19,715	167,775
Five Below, Inc. (A)	58,026	4,103,018
Foot Locker, Inc.	15,034	811,385
Francesca's Holdings Corp. (A)	6,007	35,501
GameStop Corp., Class A (B)	19,067	251,684
Genesco, Inc. (A)	5,442	237,815
Group 1 Automotive, Inc.	2,943	206,775
Guess?, Inc.	17,586	344,686
Haverty Furniture Companies, Inc.	3,731	74,620
Hibbett Sports, Inc. (A)(B)	5,518	145,951
Kirkland's, Inc. (A)	3,512	45,059
Lithia Motors, Inc., Class A	19,525	1,908,569
MarineMax, Inc. (A)	4,644	108,902
Monro, Inc. (B)	3,860	216,546
Murphy USA, Inc. (A)	346	23,099
New York & Company, Inc. (A)	2,900	12,064
Office Depot, Inc.	72,335	170,711
Penske Automotive Group, Inc.	13,688	659,077
Pier 1 Imports, Inc.	22,118	52,641
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	5

	Shares	Value
Consumer discretionary (continued)
Specialty retail (continued)
Sears Hometown and Outlet Stores, Inc. (A)(B)	5,170	$12,408
Shoe Carnival, Inc.	1,826	58,815
Signet Jewelers, Ltd.	9,949	427,807
Sonic Automotive, Inc., Class A	4,036	85,967
Stage Stores, Inc. (B)	3,629	9,399
The Cato Corp., Class A	3,464	79,083
The Finish Line, Inc., Class A	10,938	148,866
Tile Shop Holdings, Inc.	2,488	17,914
Tilly's, Inc., A Shares	2,881	39,643
TravelCenters of America LLC (A)	9,249	30,059
Urban Outfitters, Inc. (A)	10,025	416,439
Vitamin Shoppe, Inc. (A)	6,405	32,666
Zumiez, Inc. (A)	4,435	107,549
Textiles, apparel and luxury goods 0.9%
Crocs, Inc. (A)	7,985	142,452
Culp, Inc.	1,922	59,678
Deckers Outdoor Corp. (A)	5,438	615,364
Delta Apparel, Inc. (A)	522	9,834
Fossil Group, Inc. (A)	9,662	211,405
G-III Apparel Group, Ltd. (A)	11,383	476,948
Iconix Brand Group, Inc. (A)	8,299	5,311
Lakeland Industries, Inc. (A)	700	10,010
Movado Group, Inc.	2,782	136,596
Oxford Industries, Inc.	31,803	2,624,384
Perry Ellis International, Inc. (A)	1,793	49,308
Ralph Lauren Corp.	1,199	161,361
Rocky Brands, Inc.	1,741	49,096
Steven Madden, Ltd.	312	16,489
Superior Group of Companies, Inc.	640	15,136
Unifi, Inc. (A)	3,710	116,902
Vera Bradley, Inc. (A)	9,128	106,341
Wolverine World Wide, Inc.	13,317	446,519
Consumer staples 2.1%		12,128,577
Beverages 0.0%
Craft Brew Alliance, Inc. (A)	5,110	100,412
Food and staples retailing 1.2%
Casey's General Stores, Inc.	1,290	124,872
Ingles Markets, Inc., Class A	2,301	66,039
Natural Grocers by Vitamin Cottage, Inc. (A)	7,328	75,332
Performance Food Group Company (A)	2,517	89,983
PriceSmart, Inc.	23,485	1,988,005
Smart & Final Stores, Inc. (A)	499,396	2,297,222
SpartanNash Company	5,433	134,521
SUPERVALU, Inc. (A)(B)	5,816	107,538
The Andersons, Inc.	6,535	211,081
The Chefs' Warehouse, Inc. (A)	4,944	134,477
United Natural Foods, Inc. (A)	11,667	531,782
US Foods Holding Corp. (A)	21,757	776,290
Village Super Market, Inc., Class A	3,115	90,460
Weis Markets, Inc.	6,029	328,761
Food products 0.7%
Alico, Inc.	490	15,386
6	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer staples (continued)
Food products (continued)
Darling Ingredients, Inc. (A)	35,705	$670,897
Dean Foods Company	17,233	164,920
Farmer Brothers Company (A)	3,051	89,089
Fresh Del Monte Produce, Inc.	7,541	338,666
Hostess Brands, Inc. (A)	11,928	162,579
Ingredion, Inc.	2,297	255,863
John B. Sanfilippo & Son, Inc.	1,267	85,928
Landec Corp. (A)	4,288	60,461
Limoneira Company	1,516	36,718
Post Holdings, Inc. (A)	8,914	685,219
Sanderson Farms, Inc.	4,510	441,439
Seaboard Corp.	117	476,776
Seneca Foods Corp., Class A (A)	2,016	54,634
TreeHouse Foods, Inc. (A)	8,610	412,505
Household products 0.1%
Central Garden & Pet Company (A)	2,475	101,054
Central Garden & Pet Company, Class A (A)	7,164	272,304
HRG Group, Inc. (A)	880	11,158
Oil-Dri Corp. of America	855	33,268
Orchids Paper Products Company (A)(B)	1,525	6,070
Spectrum Brands Holdings, Inc. (B)	603	48,053
Personal products 0.1%
CCA Industries, Inc. (A)	300	900
Edgewell Personal Care Company (A)	4,186	183,012
Inter Parfums, Inc.	2,346	125,042
Mannatech, Inc.	83	1,751
Natural Alternatives International, Inc. (A)	1,588	17,389
Nature's Sunshine Products, Inc. (A)	603	5,457
Tobacco 0.0%
Alliance One International, Inc. (A)	2,000	41,800
Universal Corp.	4,134	273,464
Energy 8.5%		50,308,178
Energy equipment and services 4.8%
Archrock, Inc.	7,529	86,960
Basic Energy Services, Inc. (A)	6,367	84,108
Bristow Group, Inc. (B)	10,620	125,635
CARBO Ceramics, Inc. (A)(B)	883	8,494
Dawson Geophysical Company (A)	5,257	37,327
Diamond Offshore Drilling, Inc. (A)(B)	7,714	140,086
Dril-Quip, Inc. (A)	73,384	3,526,101
Ensco PLC, Class A (B)	68,515	445,348
Era Group, Inc. (A)	6,242	80,709
Exterran Corp. (A)	6,677	184,018
Forum Energy Technologies, Inc. (A)	19,898	281,557
Frank's International NV (B)	643,382	4,748,159
Geospace Technologies Corp. (A)	116,076	1,287,283
Gulf Island Fabrication, Inc.	4,932	51,786
Helix Energy Solutions Group, Inc. (A)	33,628	255,573
Helmerich & Payne, Inc.	50,519	3,353,451
Hornbeck Offshore Services, Inc. (A)	3,837	12,662
Independence Contract Drilling, Inc. (A)	3,895	16,593
Matrix Service Company (A)	6,259	121,425
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	7

	Shares	Value
Energy (continued)
Energy equipment and services (continued)
McDermott International, Inc. (A)	31,173	$677,389
Mitcham Industries, Inc. (A)	2,782	11,156
Nabors Industries, Ltd.	49,626	370,706
Natural Gas Services Group, Inc. (A)	47,153	1,086,877
Newpark Resources, Inc. (A)	162,643	1,764,677
Noble Corp. PLC (A)	55,271	307,307
Nordic American Offshore, Ltd.	18	20
Oceaneering International, Inc.	124,818	2,974,413
Oil States International, Inc. (A)	68,456	2,423,342
Parker Drilling Company (A)	28,252	12,431
Patterson-UTI Energy, Inc.	34,870	721,112
PHI, Inc. (A)	2,950	33,630
Pioneer Energy Services Corp. (A)	22,654	124,597
RigNet, Inc. (A)	1,542	18,273
Rowan Companies PLC, Class A (A)	25,947	404,773
RPC, Inc.	56,493	927,615
SEACOR Holdings, Inc. (A)	2,696	140,812
SEACOR Marine Holdings, Inc. (A)	2,710	63,631
Smart Sand, Inc. (A)	1,435	8,782
Superior Energy Services, Inc. (A)	30,445	332,764
TETRA Technologies, Inc. (A)	23,335	98,474
Tidewater, Inc. (A)(B)	391	11,327
Transocean, Ltd. (A)(B)	41,218	521,408
U.S. Silica Holdings, Inc. (B)	10,029	310,197
Unit Corp. (A)	12,164	265,662
Oil, gas and consumable fuels 3.7%
Abraxas Petroleum Corp. (A)	545,248	1,472,170
Adams Resources & Energy, Inc.	139	6,140
Antero Resources Corp. (A)	54,699	1,045,298
Approach Resources, Inc. (A)(B)	10,446	31,442
Arch Coal, Inc., Class A	3,918	321,903
Ardmore Shipping Corp. (A)	2,870	23,247
Bonanza Creek Energy, Inc. (A)	2,504	92,097
Callon Petroleum Company (A)	40,817	483,273
Carrizo Oil & Gas, Inc. (A)	1,706	43,094
Centennial Resource Development, Inc., Class A (A)	6,190	108,944
Clean Energy Fuels Corp. (A)	44,635	141,047
Cloud Peak Energy, Inc. (A)	19,153	69,334
CNX Resources Corp. (A)	39,748	642,328
CONSOL Energy, Inc. (A)	4,968	218,890
Contango Oil & Gas Company (A)	6,165	27,743
CVR Energy, Inc.	2,574	97,117
Delek US Holdings, Inc.	14,368	801,447
Denbury Resources, Inc. (A)(B)	47,850	203,363
DHT Holdings, Inc.	1,910	7,907
Dorian LPG, Ltd. (A)	14,044	113,476
Eclipse Resources Corp. (A)	57,236	92,722
EnLink Midstream LLC	16,874	295,295
EP Energy Corp., Class A (A)(B)	28,220	81,838
Extraction Oil & Gas, Inc. (A)(B)	12,901	218,801
GasLog, Ltd. (B)	8,051	144,918
Gener8 Maritime, Inc. (A)	5,409	36,132
Green Plains, Inc.	6,351	135,594
8	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Gulfport Energy Corp. (A)	33,631	$373,640
Halcon Resources Corp. (A)(B)	28,788	139,334
Hallador Energy Company	2,552	19,114
HighPoint Resources Corp. (A)	24,524	175,101
HollyFrontier Corp.	5,792	447,027
International Seaways, Inc. (A)	7,557	157,941
Kosmos Energy, Ltd. (A)	38,020	295,415
Laredo Petroleum, Inc. (A)	7,895	73,266
Matador Resources Company (A)	78,384	2,200,239
Midstates Petroleum Company, Inc. (A)	1,511	19,915
Murphy Oil Corp.	29,748	914,751
NACCO Industries, Inc., Class A	1,238	47,477
Oasis Petroleum, Inc. (A)	43,795	570,649
Overseas Shipholding Group, Inc., Class A (A)	19,221	69,964
Pacific Ethanol, Inc. (A)	9,266	31,041
Panhandle Oil and Gas, Inc., Class A	59	1,230
Par Pacific Holdings, Inc. (A)	5,395	96,085
PBF Energy, Inc., Class A	19,745	931,569
PDC Energy, Inc. (A)	13,253	801,674
Peabody Energy Corp.	15,436	667,916
Penn Virginia Corp. (A)	3,165	218,258
QEP Resources, Inc. (A)	43,591	527,015
Range Resources Corp.	32,813	519,758
Renewable Energy Group, Inc. (A)	10,226	182,534
REX American Resources Corp. (A)	702	53,366
Ring Energy, Inc. (A)	9,014	124,483
RSP Permian, Inc. (A)	28,936	1,265,661
SandRidge Energy, Inc. (A)(B)	3,085	44,856
Scorpio Tankers, Inc.	56,535	163,952
SemGroup Corp., Class A	15,745	398,349
Ship Finance International, Ltd. (B)	3,011	42,907
SilverBow Resources, Inc. (A)	1,162	33,419
SM Energy Company	22,628	592,854
SRC Energy, Inc. (A)	44,746	579,013
Talos Energy, Inc. (A)	2,039	65,493
Teekay Tankers, Ltd., Class A (B)	8,305	9,173
Whiting Petroleum Corp. (A)	11,675	612,004
WildHorse Resource Development Corp. (A)	663	17,808
World Fuel Services Corp.	12,259	255,968
WPX Energy, Inc. (A)	63,358	1,153,749
Financials 20.5%		120,526,018
Banks 10.2%
1st Source Corp.	3,710	197,298
Access National Corp.	1,791	51,276
Allegiance Bancshares, Inc. (A)	1,918	83,529
American National Bankshares, Inc.	539	21,398
Ameris Bancorp	70,479	3,925,680
Arrow Financial Corp.	1,236	46,226
Associated Banc-Corp	34,403	949,523
Atlantic Capital Bancshares, Inc. (A)	4,294	90,174
Banc of California, Inc.	9,419	182,729
BancFirst Corp.	5,246	313,449
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	9

	Shares	Value
Financials (continued)
Banks (continued)
BancorpSouth Bank	9,535	$319,423
Bank of Commerce Holdings	3,052	36,319
Bank of Florida Corp. (A)(C)	2,087	0
Bank of Marin Bancorp	1,079	83,623
BankUnited, Inc.	4,224	178,126
Banner Corp.	7,853	470,787
Bar Harbor Bankshares	2,084	62,812
BCB Bancorp, Inc.	1,400	21,840
Berkshire Hills Bancorp, Inc.	10,580	415,794
Blue Hills Bancorp, Inc.	7,267	148,247
BOK Financial Corp.	1,558	157,280
Boston Private Financial Holdings, Inc.	17,266	293,522
Bridge Bancorp, Inc.	2,589	95,664
Brookline Bancorp, Inc.	18,279	332,678
Bryn Mawr Bank Corp.	4,954	232,590
C&F Financial Corp.	568	34,307
Camden National Corp.	4,163	190,332
Capital City Bank Group, Inc.	3,796	85,562
Carolina Financial Corp.	3,873	169,521
CenterState Bank Corp.	1,738	53,444
Central Pacific Financial Corp.	5,713	168,191
Central Valley Community Bancorp	1,337	28,692
Century Bancorp, Inc., Class A	234	18,697
Chemical Financial Corp.	13,049	732,310
CIT Group, Inc.	20,436	1,020,369
Citizens & Northern Corp.	2,868	73,335
City Holding Company	2,119	157,421
CNB Financial Corp.	2,721	82,691
CoBiz Financial, Inc.	1,387	30,958
Columbia Banking System, Inc.	2,884	122,628
Community Bank System, Inc.	6,955	416,465
Community Trust Bancorp, Inc.	4,066	207,569
ConnectOne Bancorp, Inc.	7,577	198,896
Customers Bancorp, Inc. (A)	6,286	190,529
CVB Financial Corp.	7,809	181,091
Eagle Bancorp, Inc. (A)	6,324	382,918
Enterprise Bancorp, Inc.	213	8,541
Enterprise Financial Services Corp.	3,478	189,899
Equity Bancshares, Inc., Class A (A)	1,622	64,572
Farmers Capital Bank Corp.	1,014	53,793
Farmers National Banc Corp.	7,522	118,848
FB Financial Corp.	2,194	89,778
FCB Financial Holdings, Inc., Class A (A)	5,997	365,517
Fidelity Southern Corp.	8,015	195,726
Financial Institutions, Inc.	5,394	171,799
First Bancorp (NC)	4,210	175,178
First BanCorp (PR) (A)	49,299	382,067
First Bancorp, Inc.	1,814	52,570
First Busey Corp.	5,395	173,233
First Citizens BancShares, Inc., Class A	1,251	549,552
First Commonwealth Financial Corp.	23,176	363,631
First Community Bancshares, Inc.	4,892	168,529
First Connecticut Bancorp, Inc.	4,122	105,729
10	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Financial Bancorp	18,311	$575,881
First Financial Corp.	1,254	54,674
First Financial Northwest, Inc.	2,061	35,820
First Foundation, Inc. (A)	4,564	88,496
First Hawaiian, Inc.	1,192	34,902
First Internet Bancorp	1,438	50,761
First Interstate BancSystem, Inc., Class A	8,054	351,557
First Merchants Corp.	6,536	297,323
First Mid-Illinois Bancshares, Inc.	1,032	38,659
First Midwest Bancorp, Inc.	15,733	413,306
Flushing Financial Corp.	7,110	189,766
FNB Corp.	59,843	792,920
Franklin Financial Network, Inc. (A)	3,827	139,877
Fulton Financial Corp.	32,457	566,375
German American Bancorp, Inc.	2,197	79,246
Great Southern Bancorp, Inc.	3,601	207,058
Great Western Bancorp, Inc.	13,258	577,916
Green Bancorp, Inc.	4,776	107,221
Guaranty Bancorp	4,401	148,314
Hancock Whitney Corp.	15,955	801,739
Hanmi Financial Corp.	6,194	185,510
HarborOne Bancorp, Inc. (A)	60,084	1,108,550
Heartland Financial USA, Inc.	4,743	260,154
Heritage Commerce Corp.	9,672	165,004
Heritage Financial Corp.	5,674	182,419
Hilltop Holdings, Inc.	13,802	323,657
Home BancShares, Inc.	4,752	109,391
HomeTrust Bancshares, Inc. (A)	5,077	136,571
Hope Bancorp, Inc.	31,909	574,043
Horizon Bancorp	5,922	185,773
IBERIABANK Corp.	9,962	795,964
Independent Bank Corp. (MA)	3,735	292,637
Independent Bank Corp. (MI)	2,100	53,655
Independent Bank Group, Inc.	6,453	485,588
International Bancshares Corp.	15,841	684,331
Investors Bancorp, Inc.	58,119	775,307
Lakeland Bancorp, Inc.	9,636	193,684
LegacyTexas Financial Group, Inc.	9,070	380,849
Macatawa Bank Corp.	9,806	118,555
MB Financial, Inc.	10,622	524,621
MBT Financial Corp.	5,279	55,957
Mercantile Bank Corp.	4,054	146,349
Midland States Bancorp, Inc.	2,466	79,997
MidSouth Bancorp, Inc.	729	10,133
MidWestOne Financial Group, Inc.	1,523	50,762
National Bank Holdings Corp., Class A	6,429	250,345
National Commerce Corp. (A)	2,223	102,369
NBT Bancorp, Inc.	8,019	305,524
Nicolet Bankshares, Inc. (A)	1,053	59,842
Northeast Bancorp	1,221	26,618
Northrim BanCorp, Inc.	1,302	51,689
OFG Bancorp (B)	10,217	144,060
Old Line Bancshares, Inc.	390	13,408
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	11

	Shares	Value
Financials (continued)
Banks (continued)
Old National Bancorp	27,179	$487,863
Old Second Bancorp, Inc.	3,314	49,544
Opus Bank	8,853	262,049
Pacific Mercantile Bancorp (A)	3,866	37,887
Pacific Premier Bancorp, Inc. (A)	6,036	249,287
PacWest Bancorp	24,101	1,278,799
Park National Corp.	1,289	148,003
Peapack Gladstone Financial Corp.	5,994	206,793
Peoples Bancorp, Inc.	4,661	174,927
People's United Financial, Inc.	64,919	1,195,159
People's Utah Bancorp	1,598	58,247
Pinnacle Financial Partners, Inc.	42,352	2,839,702
Popular, Inc.	92,802	4,198,362
Premier Financial Bancorp, Inc.	723	16,195
Prosperity Bancshares, Inc.	13,013	942,532
QCR Holdings, Inc.	1,243	59,726
Renasant Corp.	7,841	375,741
Republic Bancorp, Inc., Class A	30,506	1,339,518
S&T Bancorp, Inc.	8,305	375,137
Sandy Spring Bancorp, Inc.	5,612	233,179
Seacoast Banking Corp. of Florida (A)	7,094	221,191
Shore Bancshares, Inc.	2,964	55,960
Sierra Bancorp	3,854	108,837
Simmons First National Corp., Class A	15,062	481,984
South State Corp.	4,933	441,627
Southern First Bancshares, Inc. (A)	627	29,657
Southern National Bancorp of Virginia, Inc.	3,580	62,543
Southside Bancshares, Inc.	2,461	84,043
State Bank Financial Corp.	7,920	265,716
Sterling Bancorp	33,433	820,780
TCF Financial Corp.	141,658	3,727,022
Texas Capital Bancshares, Inc. (A)	27,841	2,682,480
The Bancorp, Inc. (A)	18,271	206,828
The First Bancshares, Inc.	752	25,831
The First of Long Island Corp.	2,347	59,849
TierOne Corp. (A)(C)	1,301	1
Tompkins Financial Corp.	2,856	240,675
Towne Bank	5,528	174,961
TriCo Bancshares	4,330	168,524
TriState Capital Holdings, Inc. (A)	8,357	214,775
Triumph Bancorp, Inc. (A)	3,766	154,594
Trustmark Corp.	16,202	521,218
Umpqua Holdings Corp.	41,890	986,091
Union Bankshares Corp.	10,459	429,865
United Bankshares, Inc.	13,090	477,131
United Community Banks, Inc.	13,366	433,860
Univest Corp. of Pennsylvania	6,800	197,880
Valley National Bancorp	34,872	443,223
Veritex Holdings, Inc. (A)	4,380	134,641
Washington Trust Bancorp, Inc.	1,814	110,654
WesBanco, Inc.	10,486	488,543
West Bancorporation, Inc.	1,800	44,910
Wintrust Financial Corp.	4,282	394,415
12	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets 2.5%
Artisan Partners Asset Management, Inc., Class A	53,420	$1,725,466
BrightSphere Investment Group PLC	195,220	3,027,862
Cowen, Inc. (A)	6,263	93,632
Financial Engines, Inc.	3,509	156,677
GAIN Capital Holdings, Inc. (B)	11,270	92,752
Greenhill & Company, Inc.	169,400	4,463,690
INTL. FCStone, Inc. (A)	1,915	95,750
Investment Technology Group, Inc.	4,951	108,625
Janus Henderson Group PLC	23,437	723,969
Legg Mason, Inc.	19,331	720,466
Oppenheimer Holdings, Inc., Class A	5,084	143,115
Piper Jaffray Companies	300	22,440
Pzena Investment Management, Inc., Class A	95,392	857,574
Stifel Financial Corp.	32,904	1,934,755
Virtus Investment Partners, Inc.	948	119,021
Waddell & Reed Financial, Inc., Class A	15,185	294,589
Consumer finance 1.7%
Asta Funding, Inc.	290	1,059
Consumer Portfolio Services, Inc. (A)	5,992	23,489
Encore Capital Group, Inc. (A)(B)	59,702	2,355,244
Enova International, Inc. (A)	5,481	184,162
EZCORP, Inc., Class A (A)	9,937	123,219
FirstCash, Inc.	1,593	144,565
Green Dot Corp., Class A (A)	2,445	174,255
LendingClub Corp. (A)	22,870	75,242
Navient Corp.	54,891	758,045
Nelnet, Inc., Class A	7,366	452,567
Nicholas Financial, Inc. (A)	75	653
OneMain Holdings, Inc. (A)	24,278	789,763
PRA Group, Inc. (A)	10,369	400,243
Regional Management Corp. (A)	4,394	156,822
Santander Consumer USA Holdings, Inc.	39,326	704,329
SLM Corp. (A)	312,980	3,577,361
World Acceptance Corp. (A)	2,374	256,036
Diversified financial services 0.1%
Cannae Holdings, Inc. (A)	1,903	38,041
Marlin Business Services Corp.	2,737	80,331
NewStar Financial, Inc. (A)	16,196	7,973
On Deck Capital, Inc. (A)	8,386	55,683
Voya Financial, Inc.	1,329	69,028
Insurance 3.1%
Ambac Financial Group, Inc. (A)	10,609	196,585
American Equity Investment Life Holding Company	16,914	599,432
American National Insurance Company	4,122	490,518
AMERISAFE, Inc.	2,582	154,016
AmTrust Financial Services, Inc. (B)	38,017	507,907
Argo Group International Holdings, Ltd.	6,422	390,137
Aspen Insurance Holdings, Ltd.	13,132	569,929
Assurant, Inc.	12,711	1,186,572
Assured Guaranty, Ltd.	24,142	856,800
Athene Holding, Ltd., Class A (A)	724	32,341
Atlas Financial Holdings, Inc. (A)	2,735	29,401
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	13

	Shares	Value
Financials (continued)
Insurance (continued)
Axis Capital Holdings, Ltd.	2,567	$145,934
Baldwin & Lyons, Inc., Class B	1,111	25,886
CNO Financial Group, Inc.	15,751	315,335
Donegal Group, Inc., Class A	6,320	88,354
EMC Insurance Group, Inc.	3,638	93,751
Employers Holdings, Inc.	5,979	236,768
Enstar Group, Ltd. (A)	2,968	603,246
FBL Financial Group, Inc., Class A	4,276	336,094
Federated National Holding Company	4,812	109,521
First American Financial Corp.	2,207	114,941
Genworth Financial, Inc., Class A (A)	24,551	84,455
Global Indemnity, Ltd.	2,891	109,367
Greenlight Capital Re, Ltd., Class A (A)	9,056	129,501
Hallmark Financial Services, Inc. (A)	4,441	43,788
HCI Group, Inc.	2,133	88,434
Heritage Insurance Holdings, Inc. (B)	133,750	2,257,700
Horace Mann Educators Corp.	9,493	419,591
Independence Holding Company	2,216	82,324
Infinity Property & Casualty Corp.	800	115,760
Investors Title Company	98	18,130
James River Group Holdings, Ltd.	1,652	62,660
Kemper Corp.	10,233	792,546
Maiden Holdings, Ltd.	18,564	162,435
MBIA, Inc. (A)(B)	13,621	111,420
Mercury General Corp.	5,863	276,206
National General Holdings Corp.	16,070	439,997
National Western Life Group, Inc., Class A	504	156,825
Old Republic International Corp.	49,481	1,038,111
ProAssurance Corp.	4,492	172,493
RenaissanceRe Holdings, Ltd.	932	114,422
Safety Insurance Group, Inc.	2,837	243,982
Selective Insurance Group, Inc.	3,469	197,213
State Auto Financial Corp.	9,546	296,117
Stewart Information Services Corp.	3,174	133,911
The Hanover Insurance Group, Inc.	4,894	593,349
The Navigators Group, Inc.	4,558	268,010
Third Point Reinsurance, Ltd. (A)	23,855	318,464
Tiptree, Inc.	5,585	36,861
United Fire Group, Inc.	3,131	167,947
United Insurance Holdings Corp.	5,210	107,795
Universal Insurance Holdings, Inc.	2,373	84,597
Unum Group	20,741	804,958
Validus Holdings, Ltd.	15,284	1,035,644
White Mountains Insurance Group, Ltd.	147	132,606
Mortgage real estate investment trusts 1.0%
Anworth Mortgage Asset Corp.	412,500	2,091,375
Capstead Mortgage Corp.	128,700	1,177,605
Granite Point Mortgage Trust, Inc.	139,000	2,542,310
Thrifts and mortgage finance 1.9%
BankFinancial Corp.	3,904	69,530
Beneficial Bancorp, Inc.	18,025	294,709
Capitol Federal Financial, Inc.	32,885	432,109
14	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Thrifts and mortgage finance (continued)
Charter Financial Corp.	4,663	$114,383
Dime Community Bancshares, Inc.	8,928	181,685
ESSA Bancorp, Inc.	589	9,353
Federal Agricultural Mortgage Corp., Class C	1,655	154,759
First Defiance Financial Corp.	2,415	150,962
Flagstar Bancorp, Inc. (A)	13,582	472,518
FS Bancorp, Inc.	206	11,969
Hingham Institution for Savings	102	21,855
Home Bancorp, Inc.	2,190	96,404
HomeStreet, Inc. (A)	93,198	2,497,706
Kearny Financial Corp.	26,199	378,576
Luther Burbank Corp.	93,300	1,142,925
Meridian Bancorp, Inc.	9,946	194,444
Meta Financial Group, Inc.	1,150	130,123
Nationstar Mortgage Holdings, Inc. (A)	14,674	262,958
New York Community Bancorp, Inc.	89,742	1,040,110
NMI Holdings, Inc., Class A (A)	11,338	188,778
Northfield Bancorp, Inc.	11,750	191,995
Northwest Bancshares, Inc.	12,662	218,293
OceanFirst Financial Corp.	8,647	253,530
Ocwen Financial Corp. (A)	1,811	7,914
Oritani Financial Corp.	13,875	220,613
PHH Corp. (A)	12,070	130,356
Provident Financial Holdings, Inc.	768	14,093
Provident Financial Services, Inc.	15,537	434,104
Radian Group, Inc.	15,469	245,957
Riverview Bancorp, Inc.	5,611	49,096
SI Financial Group, Inc.	2,817	42,396
Territorial Bancorp, Inc.	1,321	40,396
Timberland Bancorp, Inc.	938	30,616
TrustCo Bank Corp.	22,326	194,236
United Community Financial Corp.	13,113	137,162
United Financial Bancorp, Inc.	12,680	220,886
Walker & Dunlop, Inc.	4,025	225,883
Washington Federal, Inc.	7,608	246,880
Waterstone Financial, Inc.	7,156	124,157
Western New England Bancorp, Inc.	7,462	80,963
WSFS Financial Corp.	5,364	280,805
Health care 12.3%		72,145,633
Biotechnology 3.4%
Abeona Therapeutics, Inc. (A)(B)	22,400	396,480
Achillion Pharmaceuticals, Inc. (A)	32,241	109,297
Acorda Therapeutics, Inc. (A)	11,993	314,816
Adverum Biotechnologies, Inc. (A)	13,501	84,381
AMAG Pharmaceuticals, Inc. (A)(B)	26,454	646,800
Amarin Corp. PLC, ADR (A)	68,800	227,728
Amicus Therapeutics, Inc. (A)	127,300	2,151,370
Aptevo Therapeutics, Inc. (A)	4,366	24,275
Ardelyx, Inc. (A)	2,085	8,288
Calithera Biosciences, Inc. (A)	3,123	16,083
Celldex Therapeutics, Inc. (A)	13,842	8,031
Chimerix, Inc. (A)	15,413	70,437
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	15

	Shares	Value
Health care (continued)
Biotechnology (continued)
DBV Technologies SA, ADR (A)	60,200	$1,354,500
Emergent BioSolutions, Inc. (A)	9,242	476,518
Global Blood Therapeutics, Inc. (A)	50,519	2,432,490
Heron Therapeutics, Inc. (A)	22,604	736,890
Keryx Biopharmaceuticals, Inc. (A)(B)	61,300	323,051
Merrimack Pharmaceuticals, Inc. (A)	4,165	36,527
Mirati Therapeutics, Inc. (A)	3,000	127,500
Myriad Genetics, Inc. (A)	8,013	292,555
Neurocrine Biosciences, Inc. (A)	35,534	3,420,503
Ophthotech Corp. (A)	7,647	21,106
PDL BioPharma, Inc. (A)	47,024	125,554
Portola Pharmaceuticals, Inc. (A)	72,140	2,896,421
Prothena Corp. PLC (A)	900	12,141
Ra Pharmaceuticals, Inc. (A)	2,517	17,367
Repligen Corp. (A)	3,481	152,050
Retrophin, Inc. (A)	78,709	2,204,639
Sierra Oncology, Inc. (A)	14,470	40,661
Spectrum Pharmaceuticals, Inc. (A)	2,588	49,923
United Therapeutics Corp. (A)	4,381	466,927
Vanda Pharmaceuticals, Inc. (A)	17,500	308,000
Versartis, Inc. (A)	5,626	7,876
Zafgen, Inc. (A)	6,603	46,683
Health care equipment and supplies 3.6%
Analogic Corp.	1,119	93,604
AngioDynamics, Inc. (A)	8,363	175,874
Anika Therapeutics, Inc. (A)	2,273	92,420
Cardiovascular Systems, Inc. (A)	105,690	3,181,269
CONMED Corp.	5,155	353,891
CryoLife, Inc. (A)	6,984	192,409
Electromed, Inc. (A)	2,000	9,320
Endologix, Inc. (A)	94,836	532,030
FONAR Corp. (A)	820	21,894
Globus Medical, Inc., Class A (A)	128,607	7,144,119
Haemonetics Corp. (A)	5,077	458,707
Halyard Health, Inc. (A)	9,875	542,138
ICU Medical, Inc. (A)	16,139	4,697,256
Integer Holdings Corp. (A)	4,338	286,308
Invacare Corp.	10,063	166,040
Kewaunee Scientific Corp.	80	2,584
LivaNova PLC (A)	1,326	124,710
Merit Medical Systems, Inc. (A)	8,360	428,868
Natus Medical, Inc. (A)	2,624	96,826
Orthofix International NV (A)	1,572	85,910
RTI Surgical, Inc. (A)	18,893	85,963
SeaSpine Holdings Corp. (A)	2,479	29,599
Wright Medical Group NV (A)	93,996	2,346,140
Health care providers and services 1.3%
Acadia Healthcare Company, Inc. (A)	55,006	2,210,691
Aceto Corp.	4,865	12,844
Addus HomeCare Corp. (A)	4,695	268,789
Brookdale Senior Living, Inc. (A)	36,757	289,278
Civitas Solutions, Inc. (A)	2,870	46,207
16	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)(B)	14,453	$59,113
Cross Country Healthcare, Inc. (A)	6,620	80,698
Digirad Corp.	3,687	6,084
Diplomat Pharmacy, Inc. (A)	5,650	133,001
Envision Healthcare Corp. (A)	16,436	704,776
InfuSystem Holdings, Inc. (A)	5,153	16,747
Kindred Healthcare, Inc. (A)	17,567	157,225
LHC Group, Inc. (A)	7,516	578,507
LifePoint Health, Inc. (A)	7,421	392,200
Magellan Health, Inc. (A)	4,535	414,726
MedCath Corp. (A)(C)	4,104	2,052
MEDNAX, Inc. (A)	13,669	626,724
National HealthCare Corp.	3,473	230,607
Owens & Minor, Inc.	12,316	200,751
Premier, Inc., Class A (A)	4,300	140,266
Quorum Health Corp. (A)	9,477	38,856
Select Medical Holdings Corp. (A)	28,308	512,375
Surgery Partners, Inc. (A)	9,453	153,611
The Ensign Group, Inc.	5,399	197,657
The Providence Service Corp. (A)	3,120	224,640
Triple-S Management Corp., Class B (A)	3,548	130,034
Health care technology 1.3%
Allscripts Healthcare Solutions, Inc. (A)	37,260	471,339
Cotiviti Holdings, Inc. (A)	73,127	2,494,362
Evolent Health, Inc., Class A (A)(B)	10,873	222,353
HealthStream, Inc.	4,427	123,292
HMS Holdings Corp. (A)	12,332	266,741
Medidata Solutions, Inc. (A)	51,888	4,003,678
Quality Systems, Inc. (A)	6,984	122,918
Life sciences tools and services 0.8%
Bruker Corp.	50,762	1,536,566
Harvard Bioscience, Inc. (A)	7,918	34,839
Luminex Corp.	10,178	288,241
Syneos Health, Inc. (A)	62,227	2,675,761
Pharmaceuticals 1.9%
Amneal Pharmaceuticals, Inc. (A)	100,211	1,978,165
Amphastar Pharmaceuticals, Inc. (A)	10,600	167,480
Catalent, Inc. (A)	91,958	3,610,271
Cumberland Pharmaceuticals, Inc. (A)	631	3,729
Depomed, Inc. (A)	9,680	60,210
Dova Pharmaceuticals, Inc. (A)	62,484	1,374,023
Endo International PLC (A)	30,559	192,216
Horizon Pharma PLC (A)	28,830	469,929
Juniper Pharmaceuticals, Inc. (A)	1,048	9,065
Lannett Company, Inc. (A)	13,500	223,425
Mallinckrodt PLC (A)(B)	23,863	402,092
Melinta Therapeutics, Inc. (A)	543	3,557
Neos Therapeutics, Inc. (A)	28,800	194,400
Otonomy, Inc. (A)	10,415	45,826
Prestige Brands Holdings, Inc. (A)	6,167	206,163
Taro Pharmaceutical Industries, Ltd. (A)	388	46,160
Tetraphase Pharmaceuticals, Inc. (A)	4,983	18,587
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	17

	Shares	Value
Health care (continued)
Pharmaceuticals (continued)
Zogenix, Inc. (A)	54,431	$2,316,039
Industrials 20.1%		118,370,456
Aerospace and defense 2.0%
AAR Corp.	4,513	201,686
Aerovironment, Inc. (A)	4,769	275,934
Arotech Corp. (A)	2,211	8,402
Astronics Corp. (A)	403	14,186
CPI Aerostructures, Inc. (A)	1,951	19,900
Cubic Corp.	36,219	2,519,031
Curtiss-Wright Corp.	1,754	223,197
Ducommun, Inc. (A)	3,210	108,370
Engility Holdings, Inc. (A)	4,506	141,669
Esterline Technologies Corp. (A)	6,456	470,965
HEICO Corp.	59,386	5,455,198
KLX, Inc. (A)	11,962	883,154
Mercury Systems, Inc. (A)	6,789	250,718
Moog, Inc., Class A	4,966	404,878
National Presto Industries, Inc. (B)	1,152	130,061
Orbital ATK, Inc.	384	51,348
SIFCO Industries, Inc. (A)	400	2,140
Sparton Corp. (A)	1,001	18,569
The KeyW Holding Corp. (A)(B)	10,060	95,067
Triumph Group, Inc.	10,522	223,066
Vectrus, Inc. (A)	2,461	78,924
Wesco Aircraft Holdings, Inc. (A)	20,541	236,222
Air freight and logistics 0.3%
Air Transport Services Group, Inc. (A)	5,282	110,922
Atlas Air Worldwide Holdings, Inc. (A)	4,648	316,761
Echo Global Logistics, Inc. (A)	6,101	169,608
Forward Air Corp.	3,349	198,663
Hub Group, Inc., Class A (A)	7,136	356,443
Radiant Logistics, Inc. (A)	11,599	46,976
XPO Logistics, Inc. (A)	4,292	451,733
Airlines 1.0%
Alaska Air Group, Inc.	7,579	460,879
Allegiant Travel Company	18,400	2,784,840
Copa Holdings SA, Class A	1,951	216,171
Hawaiian Holdings, Inc.	6,205	229,585
JetBlue Airways Corp. (A)	60,839	1,149,249
SkyWest, Inc.	8,443	481,251
Spirit Airlines, Inc. (A)	13,436	492,967
Building products 0.8%
Alpha Pro Tech, Ltd. (A)	4,132	14,462
American Woodmark Corp. (A)	256	26,394
Apogee Enterprises, Inc.	5,298	231,258
Armstrong Flooring, Inc. (A)	6,632	86,879
CSW Industrials, Inc. (A)	2,127	103,372
Gibraltar Industries, Inc. (A)	5,923	234,847
Griffon Corp.	6,903	156,698
Insteel Industries, Inc.	3,280	102,598
JELD-WEN Holding, Inc. (A)	47,523	1,300,705
Masonite International Corp. (A)	3,345	221,105
18	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Building products (continued)
Owens Corning	10,854	$686,190
Quanex Building Products Corp.	7,897	132,670
Simpson Manufacturing Company, Inc.	10,069	637,468
Universal Forest Products, Inc.	13,017	478,765
USG Corp. (A)	6,162	255,600
Commercial services and supplies 2.3%
ABM Industries, Inc.	13,317	379,002
ACCO Brands Corp.	25,103	323,829
Acme United Corp.	300	6,780
Advanced Disposal Services, Inc. (A)	6,209	145,166
AMREP Corp. (A)	120	841
ARC Document Solutions, Inc. (A)	18,059	35,215
Brady Corp., Class A	6,683	260,637
CECO Environmental Corp.	7,708	44,013
Civeo Corp. (A)	37,150	137,455
Clean Harbors, Inc. (A)	6,225	329,925
Ennis, Inc.	4,732	86,359
Essendant, Inc.	8,722	122,021
Fuel Tech, Inc. (A)	2,200	2,530
Healthcare Services Group, Inc.	47,132	1,703,822
Heritage-Crystal Clean, Inc. (A)	5,154	104,626
HNI Corp.	4,386	162,764
Hudson Technologies, Inc. (A)(B)	7,240	15,928
InnerWorkings, Inc. (A)	13,835	121,610
LSC Communications, Inc.	5,821	73,694
Matthews International Corp., Class A	2,518	138,490
McGrath RentCorp	5,512	358,721
Mobile Mini, Inc.	7,082	322,939
Multi-Color Corp.	1,563	108,472
NL Industries, Inc. (A)	5,369	49,663
Quad/Graphics, Inc.	2,458	48,595
Ritchie Brothers Auctioneers, Inc.	99,269	3,383,088
SP Plus Corp. (A)	5,544	199,584
Steelcase, Inc., Class A	11,762	169,373
Team, Inc. (A)(B)	173,464	3,686,110
Tetra Tech, Inc.	11,544	634,343
Viad Corp.	4,281	226,465
Virco Manufacturing Corp.	700	3,430
VSE Corp.	2,544	125,699
Construction and engineering 1.7%
AECOM (A)	75,704	2,498,232
Aegion Corp. (A)	3,300	84,810
Argan, Inc.	2,178	84,289
Dycom Industries, Inc. (A)	19,821	1,846,524
EMCOR Group, Inc.	5,137	390,052
Granite Construction, Inc.	8,849	503,243
Great Lakes Dredge & Dock Corp. (A)	12,708	63,858
Jacobs Engineering Group, Inc.	21,761	1,410,113
KBR, Inc.	26,154	481,757
Layne Christensen Company (A)	3,480	53,035
MasTec, Inc. (A)	9,715	453,205
MYR Group, Inc. (A)	3,816	148,977
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	19

	Shares	Value
Industrials (continued)
Construction and engineering (continued)
Northwest Pipe Company (A)	3,747	$78,874
NV5 Global, Inc. (A)	1,255	78,814
Orion Group Holdings, Inc. (A)	9,419	73,091
Primoris Services Corp.	10,662	277,958
Quanta Services, Inc. (A)	29,835	1,074,358
Sterling Construction Company, Inc. (A)	5,962	75,777
The Goldfield Corp. (A)	10,094	43,909
Tutor Perini Corp. (A)	11,436	226,433
Valmont Industries, Inc.	955	139,573
Electrical equipment 1.6%
Acuity Brands, Inc.	12,101	1,430,943
Allied Motion Technologies, Inc.	304	14,701
AZZ, Inc.	6,257	270,615
Babcock & Wilcox Enterprises, Inc. (A)(B)	59,143	146,083
Broadwind Energy, Inc. (A)	3,229	8,266
Encore Wire Corp.	4,077	197,327
FuelCell Energy, Inc. (A)	4,647	8,690
Generac Holdings, Inc. (A)	37,800	1,893,402
LSI Industries, Inc.	5,767	31,719
nVent Electric PLC (A)	3,550	96,134
Powell Industries, Inc.	103,751	3,507,821
Preformed Line Products Company	1,172	90,303
Regal Beloit Corp.	8,269	656,972
Thermon Group Holdings, Inc. (A)	51,928	1,197,460
Ultralife Corp. (A)	3,715	38,636
Industrial conglomerates 0.0%
Carlisle Companies, Inc.	1,967	211,236
Machinery 4.2%
Actuant Corp., Class A	10,657	248,841
AGCO Corp.	8,898	565,913
Alamo Group, Inc.	3,001	276,722
Albany International Corp., Class A	5,772	354,978
American Railcar Industries, Inc.	3,956	160,891
ARC Group Worldwide, Inc. (A)	4,288	10,077
Astec Industries, Inc.	5,866	343,220
Barnes Group, Inc.	7,035	418,020
Briggs & Stratton Corp.	4,656	85,903
Chart Industries, Inc. (A)	7,453	480,197
CIRCOR International, Inc.	3,781	181,980
Colfax Corp. (A)	20,232	618,695
Columbus McKinnon Corp.	4,693	194,431
Commercial Vehicle Group, Inc. (A)	2,321	18,406
DMC Global, Inc.	1,881	84,363
EnPro Industries, Inc.	1,363	100,399
ESCO Technologies, Inc.	6,035	338,564
Federal Signal Corp.	12,553	299,891
Franklin Electric Company, Inc.	5,913	273,476
FreightCar America, Inc.	2,894	49,545
Gencor Industries, Inc. (A)	2,851	44,618
Graham Corp.	2,074	52,908
Hurco Companies, Inc.	1,523	73,028
Hyster-Yale Materials Handling, Inc.	3,075	205,103
20	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Machinery (continued)
ITT, Inc.	6,251	$322,677
John Bean Technologies Corp.	27,978	2,470,457
Kennametal, Inc.	3,830	142,591
LB Foster Company, Class A (A)	3,584	83,149
Lydall, Inc. (A)	1,633	68,423
Milacron Holdings Corp. (A)	6,459	127,307
Miller Industries, Inc.	1,559	41,547
Mueller Industries, Inc.	859	25,942
NN, Inc.	6,386	137,938
Oshkosh Corp.	306	22,262
Park-Ohio Holdings Corp.	3,122	123,163
Perma-Pipe International Holdings, Inc. (A)	780	7,332
REV Group, Inc.	1,607	27,255
Rexnord Corp. (A)	7,562	220,659
Snap-on, Inc.	2,888	426,904
Spartan Motors, Inc.	205,858	3,190,799
SPX FLOW, Inc. (A)	4,776	208,090
Sun Hydraulics Corp.	41,787	2,079,321
Terex Corp.	4,319	170,946
The Eastern Company	481	14,695
The Greenbrier Companies, Inc. (B)	45,291	2,250,963
The Manitowoc Company, Inc. (A)	8,253	202,116
The Timken Company	5,212	246,528
Titan International, Inc.	193,734	2,249,252
TriMas Corp. (A)	3,804	108,794
Trinity Industries, Inc.	33,489	1,155,036
Twin Disc, Inc. (A)	2,590	71,795
Wabash National Corp.	13,255	265,233
Watts Water Technologies, Inc., Class A	2,987	229,850
Woodward, Inc.	35,775	2,710,672
Marine 0.3%
Costamare, Inc. (B)	26,369	192,230
Eagle Bulk Shipping, Inc. (A)	2,471	14,258
Kirby Corp. (A)	10,837	982,916
Matson, Inc.	8,022	274,673
Scorpio Bulkers, Inc.	24,679	181,391
Professional services 2.4%
Acacia Research Corp. (A)	5,327	20,509
ASGN, Inc. (A)	6,868	528,836
CBIZ, Inc. (A)	9,216	190,310
CRA International, Inc.	2,047	110,743
Exponent, Inc.	47,972	4,715,648
Forrester Research, Inc.	59,790	2,526,128
Franklin Covey Company (A)	2,454	68,835
FTI Consulting, Inc. (A)	7,156	443,600
GP Strategies Corp. (A)	2,847	54,805
Heidrick & Struggles International, Inc.	5,958	225,212
Hill International, Inc. (A)	4,471	24,814
Huron Consulting Group, Inc. (A)	5,510	223,155
ICF International, Inc.	4,397	310,648
Kelly Services, Inc., Class A	5,734	128,499
Korn/Ferry International	11,441	625,594
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	21

	Shares	Value
Industrials (continued)
Professional services (continued)
ManpowerGroup, Inc.	5,788	$520,920
Mistras Group, Inc. (A)	3,943	75,903
Navigant Consulting, Inc. (A)	10,842	264,111
Pendrell Corp.	63	42,651
RCM Technologies, Inc.	100	526
Red Violet, Inc. (A)	363	2,632
Resources Connection, Inc.	8,503	141,575
RPX Corp.	8,426	88,052
TrueBlue, Inc. (A)	6,939	179,026
Volt Information Sciences, Inc. (A)	619	1,857
WageWorks, Inc. (A)	54,032	2,563,818
Road and rail 1.1%
AMERCO	2,184	705,301
ArcBest Corp.	4,781	226,858
Covenant Transportation Group, Inc., Class A (A)	3,007	90,451
Genesee & Wyoming, Inc., Class A (A)	9,633	752,434
Heartland Express, Inc.	1,861	34,763
Hertz Global Holdings, Inc. (A)	8,974	135,418
Knight-Swift Transportation Holdings, Inc.	51,036	2,076,144
Marten Transport, Ltd.	10,189	232,309
P.A.M. Transportation Services, Inc. (A)	629	25,537
Patriot Transportation Holding, Inc. (A)	22	413
Roadrunner Transportation Systems, Inc. (A)	10,106	18,292
Ryder System, Inc.	10,657	714,872
Saia, Inc. (A)	4,831	398,074
Schneider National, Inc., Class B	3,383	99,731
USA Truck, Inc. (A)	2,845	66,032
Werner Enterprises, Inc.	16,797	658,442
Trading companies and distributors 2.3%
Air Lease Corp.	58,339	2,590,835
Aircastle, Ltd.	17,910	382,558
Beacon Roofing Supply, Inc. (A)	7,540	315,926
BMC Stock Holdings, Inc. (A)	6,389	130,016
CAI International, Inc. (A)	4,598	110,398
DXP Enterprises, Inc. (A)	2,908	113,470
GATX Corp.	8,253	593,391
GMS, Inc. (A)	7,373	220,821
Houston Wire & Cable Company (A)	3,838	31,664
Huttig Building Products, Inc. (A)(B)	5,749	32,482
Kaman Corp.	5,529	391,287
Lawson Products, Inc. (A)	1,231	29,606
MRC Global, Inc. (A)	76,834	1,586,622
Nexeo Solutions, Inc. (A)	1,437	13,910
NOW, Inc. (A)	18,549	260,799
Rush Enterprises, Inc., Class A (A)	4,429	190,580
Rush Enterprises, Inc., Class B (A)	7,059	299,019
SiteOne Landscape Supply, Inc. (A)	51,561	3,900,590
Titan Machinery, Inc. (A)	86,052	1,556,681
Triton International, Ltd.	11,674	406,372
Veritiv Corp. (A)	3,711	123,391
WESCO International, Inc. (A)	9,257	549,403
Willis Lease Finance Corp. (A)	281	8,961
22	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Transportation infrastructure 0.1%
Macquarie Infrastructure Corp. (B)	8,908	$344,740
Information technology 14.4%		84,635,740
Communications equipment 1.4%
ADTRAN, Inc.	18,738	261,395
Applied Optoelectronics, Inc. (A)(B)	86,700	4,054,959
ARRIS International PLC (A)	27,019	683,040
Black Box Corp.	3,990	9,576
Calix, Inc. (A)	11,252	76,514
Ciena Corp. (A)	9,575	220,704
Clearfield, Inc. (A)(B)	1,400	15,120
Communications Systems, Inc.	1,201	4,864
Comtech Telecommunications Corp.	6,558	205,265
Digi International, Inc. (A)	8,862	103,685
EchoStar Corp., Class A (A)	9,827	462,262
Finisar Corp. (A)(B)	23,606	382,653
Harmonic, Inc. (A)	22,959	88,392
Infinera Corp. (A)	18,286	160,917
InterDigital, Inc.	4,359	343,707
KVH Industries, Inc. (A)	4,329	47,835
NETGEAR, Inc. (A)	7,162	432,943
NetScout Systems, Inc. (A)	17,620	475,740
Network-1 Technologies, Inc.	3,000	8,700
Optical Cable Corp. (A)	100	290
RELM Wireless Corp.	877	3,420
Ribbon Communications, Inc. (A)	5,886	35,669
TESSCO Technologies, Inc.	1,368	24,761
Viavi Solutions, Inc. (A)	14,046	133,577
Electronic equipment, instruments and components 3.1%
ADDvantage Technologies Group, Inc. (A)	471	622
Anixter International, Inc. (A)	7,703	471,809
Arrow Electronics, Inc. (A)	19,689	1,459,349
Avnet, Inc.	26,252	1,000,726
AVX Corp.	33,861	517,735
Bel Fuse, Inc., Class B	2,788	53,808
Belden, Inc.	4,294	237,286
Benchmark Electronics, Inc.	5,221	144,622
CTS Corp.	3,537	114,953
Daktronics, Inc.	10,214	81,814
Electro Scientific Industries, Inc. (A)	7,267	142,579
ePlus, Inc. (A)	2,780	252,841
Fabrinet (A)	8,022	281,813
FARO Technologies, Inc. (A)	3,814	204,621
Flex, Ltd. (A)	6,372	88,507
II-VI, Inc. (A)	11,651	512,061
Insight Enterprises, Inc. (A)	3,585	168,137
Jabil, Inc.	36,327	1,027,328
KEMET Corp. (A)	7,514	150,130
Key Tronic Corp. (A)	1,300	10,933
Kimball Electronics, Inc. (A)	7,326	136,996
Knowles Corp. (A)	19,304	279,908
Littelfuse, Inc.	212	46,015
Luna Innovations, Inc. (A)	1,900	6,365
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	23

	Shares	Value
Information technology (continued)
Electronic equipment, instruments and components (continued)
Methode Electronics, Inc.	1,838	$73,796
MTS Systems Corp. (B)	56,751	2,973,752
Napco Security Technologies, Inc. (A)	2,368	28,061
OSI Systems, Inc. (A)	1,622	111,237
PAR Technology Corp. (A)	3,623	50,758
Park Electrochemical Corp.	4,708	97,314
PC Connection, Inc.	4,089	120,994
PCM, Inc. (A)	2,932	35,770
Plexus Corp. (A)	7,200	418,680
Richardson Electronics, Ltd.	1,362	13,266
Rogers Corp. (A)	3,108	354,188
Sanmina Corp. (A)	14,021	403,805
ScanSource, Inc. (A)	6,103	238,932
SYNNEX Corp.	6,209	663,245
Systemax, Inc.	126	4,161
Tech Data Corp. (A)	6,796	589,961
TTM Technologies, Inc. (A)	23,232	418,873
VeriFone Systems, Inc. (A)	9,751	221,738
Vishay Intertechnology, Inc.	28,733	609,140
Vishay Precision Group, Inc. (A)	1,509	56,663
Zebra Technologies Corp., Class A (A)	20,978	3,220,333
Internet software and services 1.3%
Blucora, Inc. (A)	11,765	446,482
Cars.com, Inc. (A)	13,349	342,802
DHI Group, Inc. (A)	9,726	22,370
Leaf Group, Ltd. (A)	293	2,871
Limelight Networks, Inc. (A)	1,035	5,072
Liquidity Services, Inc. (A)	6,901	38,991
LogMeIn, Inc.	30,447	3,285,231
Marchex, Inc., Class B	8,477	22,888
Mimecast, Ltd. (A)	70,729	3,152,392
Reis, Inc.	300	6,480
TechTarget, Inc. (A)	7,201	193,275
The Meet Group, Inc. (A)	23,573	86,041
XO Group, Inc. (A)	4,301	139,610
IT services 1.9%
Acxiom Corp. (A)	18,328	536,827
Blackhawk Network Holdings, Inc. (A)	7,009	315,405
CACI International, Inc., Class A (A)	2,915	485,785
Cardtronics PLC, Class A (A)	7,786	199,789
Conduent, Inc. (A)	3,528	67,914
Convergys Corp.	17,085	403,889
EPAM Systems, Inc. (A)	39,139	4,821,142
ExlService Holdings, Inc. (A)	30,181	1,710,961
ManTech International Corp., Class A	6,122	330,037
MAXIMUS, Inc.	26,047	1,586,262
Perficient, Inc. (A)	8,312	217,026
PRGX Global, Inc. (A)	5,022	48,462
StarTek, Inc. (A)	2,139	14,524
Steel Connect, Inc. (A)	5,824	11,939
Sykes Enterprises, Inc. (A)	9,924	279,361
Virtusa Corp. (A)	2,616	127,007
24	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Information technology (continued)
Semiconductors and semiconductor equipment 3.0%
Alpha & Omega Semiconductor, Ltd. (A)	2,175	$33,778
Amkor Technology, Inc. (A)	56,269	512,048
Amtech Systems, Inc. (A)	5,338	52,633
Axcelis Technologies, Inc. (A)	7,709	163,816
AXT, Inc. (A)(B)	12,819	92,938
Brooks Automation, Inc.	9,297	303,826
Cabot Microelectronics Corp.	25,963	2,938,233
Cirrus Logic, Inc. (A)	4,902	183,727
Cohu, Inc.	4,581	110,036
Cree, Inc. (A)	19,934	929,323
CyberOptics Corp. (A)(B)	1,507	25,845
Diodes, Inc. (A)	11,658	399,170
DSP Group, Inc. (A)	3,161	40,461
Entegris, Inc.	3,323	116,637
First Solar, Inc. (A)	2,626	177,544
FormFactor, Inc. (A)	12,721	172,370
GSI Technology, Inc. (A)	5,171	39,403
Ichor Holdings, Ltd. (A)	773	19,232
inTEST Corp. (A)	3,449	25,695
Kulicke & Soffa Industries, Inc. (A)	7,283	175,375
MACOM Technology Solutions Holdings, Inc. (A)	68,665	1,548,396
MKS Instruments, Inc.	3,667	411,437
Nanometrics, Inc. (A)	4,430	185,927
NeoPhotonics Corp. (A)(B)	9,309	60,695
PDF Solutions, Inc. (A)	5,059	63,946
Photronics, Inc. (A)	13,551	117,894
Power Integrations, Inc.	43,057	3,235,734
Rambus, Inc. (A)	16,137	217,204
Rudolph Technologies, Inc. (A)	7,289	244,182
Sigma Designs, Inc. (A)	8,561	53,078
Silicon Laboratories, Inc. (A)	39,293	4,149,341
SolarEdge Technologies, Inc. (A)	1,346	75,174
Synaptics, Inc. (A)	3,943	165,764
Ultra Clean Holdings, Inc. (A)	8,161	143,797
Veeco Instruments, Inc. (A)	10,158	173,194
Xcerra Corp. (A)	12,676	174,549
Xperi Corp.	3,065	60,534
Software 3.1%
Agilysys, Inc. (A)	5,560	79,063
Asure Software, Inc. (A)(B)	108	1,893
Aware, Inc. (A)	2,100	8,190
Blackbaud, Inc.	33,324	3,248,090
Bottomline Technologies, Inc. (A)	51,459	2,447,390
HubSpot, Inc. (A)	37,683	4,567,180
MicroStrategy, Inc., Class A (A)	12,018	1,557,172
Monotype Imaging Holdings, Inc.	2,820	60,912
Rapid7, Inc. (A)	101,245	3,206,429
Seachange International, Inc. (A)	4,794	13,423
Synchronoss Technologies, Inc. (A)	3,161	18,113
Telenav, Inc. (A)	4,156	22,235
The Rubicon Project, Inc. (A)	7,487	17,594
TiVo Corp.	19,395	279,288
Tyler Technologies, Inc. (A)	11,198	2,593,681
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	25

	Shares	Value
Information technology (continued)
Software (continued)
VASCO Data Security International, Inc. (A)	6,377	$138,062
Verint Systems, Inc. (A)	6,917	291,897
Technology hardware, storage and peripherals 0.6%
Cray, Inc. (A)	5,194	129,331
Electronics For Imaging, Inc. (A)	10,653	356,130
Intevac, Inc. (A)	3,303	15,524
NCR Corp. (A)	71,500	2,152,150
Stratasys, Ltd. (A)	3,294	61,268
Super Micro Computer, Inc. (A)(B)	10,289	247,965
Xerox Corp.	10,941	297,376
Materials 5.1%		30,293,162
Chemicals 2.4%
AdvanSix, Inc. (A)	594	21,687
AgroFresh Solutions, Inc. (A)	7,989	56,482
American Vanguard Corp.	6,557	141,303
Ashland Global Holdings, Inc.	10,845	842,873
Balchem Corp.	41,382	3,990,466
Cabot Corp.	6,233	375,538
CF Industries Holdings, Inc.	1,518	62,451
Flotek Industries, Inc. (A)	10,969	34,333
FutureFuel Corp.	9,798	131,979
Hawkins, Inc.	3,031	95,022
HB Fuller Company	7,538	388,584
Huntsman Corp.	13,346	426,672
Innophos Holdings, Inc.	3,396	161,412
Innospec, Inc.	5,438	417,095
Intrepid Potash, Inc. (A)	43,384	194,360
KMG Chemicals, Inc.	2,986	199,614
Kraton Corp. (A)	7,347	356,476
Kronos Worldwide, Inc.	198	4,899
LSB Industries, Inc. (A)(B)	5,634	28,564
Minerals Technologies, Inc.	5,480	400,040
Olin Corp.	16,739	541,172
Platform Specialty Products Corp. (A)	61,161	737,602
PolyOne Corp.	83,297	3,491,810
PQ Group Holdings, Inc. (A)	747	12,266
Stepan Company	4,985	362,410
The Mosaic Company	16,183	444,871
Trecora Resources (A)	5,669	79,083
Tredegar Corp.	4,557	108,684
Tronox, Ltd., Class A	7,352	135,056
Construction materials 0.0%
United States Lime & Minerals, Inc.	659	52,061
Containers and packaging 0.1%
Greif, Inc., Class A	6,030	351,609
Sonoco Products Company	10,000	511,300
UFP Technologies, Inc. (A)	238	7,283
Metals and mining 1.7%
Allegheny Technologies, Inc. (A)	9,596	273,678
Ampco-Pittsburgh Corp. (A)	2,828	30,825
Carpenter Technology Corp.	10,227	613,006
26	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Century Aluminum Company (A)	5,919	$104,885
Coeur Mining, Inc. (A)	15,355	123,761
Commercial Metals Company	21,141	499,773
Ferroglobe PLC (A)	8,069	82,546
Friedman Industries, Inc.	1,405	8,683
Gold Resource Corp.	6,906	43,093
Haynes International, Inc.	72,531	3,088,370
Hecla Mining Company	80,940	304,334
Kaiser Aluminum Corp.	367	40,465
Materion Corp.	4,726	257,803
Olympic Steel, Inc.	2,536	58,658
Reliance Steel & Aluminum Company	27,097	2,535,466
Schnitzer Steel Industries, Inc., Class A	6,195	192,974
SunCoke Energy, Inc. (A)	14,332	194,055
Synalloy Corp.	380	7,144
TimkenSteel Corp. (A)	13,111	229,836
United States Steel Corp.	16,469	607,212
Universal Stainless & Alloy Products, Inc. (A)	1,778	43,028
Worthington Industries, Inc.	8,584	411,603
Paper and forest products 0.9%
Boise Cascade Company	6,957	331,849
Clearwater Paper Corp. (A)	3,581	86,123
Domtar Corp.	14,439	694,083
KapStone Paper and Packaging Corp.	81,817	2,814,505
Louisiana-Pacific Corp.	14,573	425,240
Mercer International, Inc.	15,000	240,750
PH Glatfelter Company	4,215	73,720
Resolute Forest Products, Inc. (A)	19,668	211,431
Schweitzer-Mauduit International, Inc.	6,217	272,367
Verso Corp., Class A (A)	11,213	226,839
Real estate 1.4%		8,311,885
Equity real estate investment trusts 1.2%
Alexander & Baldwin, Inc.	7,683	163,725
Cedar Realty Trust, Inc.	300,400	1,318,756
CorePoint Lodging, Inc. (A)	6,892	192,218
QTS Realty Trust, Inc., Class A	63,281	2,387,592
STAG Industrial, Inc.	106,303	2,831,912
Real estate management and development 0.2%
Consolidated-Tomoka Land Company	751	45,113
Forestar Group, Inc. (A)	869	20,335
FRP Holdings, Inc. (A)	67	3,806
Kennedy-Wilson Holdings, Inc.	12,532	255,653
Rafael Holdings, Inc., Class B (A)	2,221	20,433
RE/MAX Holdings, Inc., Class A	4,025	209,703
Realogy Holdings Corp.	17,010	404,668
Tejon Ranch Company (A)	5,805	142,803
The Howard Hughes Corp. (A)	1,824	230,244
The St. Joe Company (A)	4,771	84,924
Telecommunication services 0.2%		1,400,121
Diversified telecommunication services 0.1%
ATN International, Inc.	4,088	220,057
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK NEW OPPORTUNITIES FUND	27

	Shares	Value
Telecommunication services (continued)
Diversified telecommunication services (continued)
Consolidated Communications Holdings, Inc. (B)	4,731	$53,035
Frontier Communications Corp.	16,280	120,960
Hawaiian Telcom Holdco, Inc. (A)	53	1,393
Iridium Communications, Inc. (A)(B)	7,872	119,654
Wireless telecommunication services 0.1%
Spok Holdings, Inc.	5,703	87,826
Telephone & Data Systems, Inc.	23,680	605,024
United States Cellular Corp. (A)	5,350	192,172
Utilities 0.1%		495,644
Independent power and renewable electricity producers 0.1%
Ormat Technologies, Inc.	6,321	327,554
TerraForm Power, Inc., Class A	13,650	151,652
Water utilities 0.0%
Consolidated Water Company, Ltd.	1,250	16,438

	Yield (%)	Shares	Value
Securities lending collateral 5.5%			$32,512,725
(Cost $32,506,994)
John Hancock Collateral Trust (D)	1.8769(E)	3,249,810	32,512,725
Short-term investments 0.9%			$5,193,620
(Cost $5,193,620)
Money market funds 0.9%			5,193,620
State Street Institutional Treasury Money Market Fund, Premier Class	1.6389(E)	4,152,388	4,152,388
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(E)	1,041,232	1,041,232

Total investments (Cost $507,395,577) 105.6%	$621,872,826
Other assets and liabilities, net (5.6%)	(33,231,184)
Total net assets 100.0%	$588,641,642

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $31,499,379.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
28	JOHN HANCOCK NEW OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$85,551,067	$85,550,587	—	$480
Consumer staples	12,128,577	12,128,577	—	—
Energy	50,308,178	50,308,178	—	—
Financials	120,526,018	120,518,044	$7,973	1
Health care	72,145,633	72,143,581	—	2,052
Industrials	118,370,456	118,370,456	—	—
Information technology	84,635,740	84,635,740	—	—
Materials	30,293,162	30,293,162	—	—
Real estate	8,311,885	8,311,885	—	—
Telecommunication services	1,400,121	1,400,121	—	—
Utilities	495,644	495,644	—	—
Securities lending collateral	32,512,725	32,512,725	—	—
Short-term investments	5,193,620	5,193,620	—	—
Total investments in securities	$621,872,826	$621,862,320	$7,973	$2,533

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       29

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	452Q3	05/18
This report is for the information of the shareholders of John Hancock New Opportunities Fund.		7/18

John Hancock

Redwood Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 103.0%		$93,629,932
(Cost $81,736,799)
Consumer discretionary 22.6%		20,501,907
Auto components 1.6%
Lear Corp. (A)	7,100	1,405,800
Hotels, restaurants and leisure 1.8%
Las Vegas Sands Corp. (A)	19,800	1,596,078
Internet and direct marketing retail 1.6%
Booking Holdings, Inc. (A)(B)	700	1,476,244
Media 12.3%
CBS Corp., Class B (A)	25,400	1,279,398
Comcast Corp., Class A (A)	75,800	2,363,444
Liberty Global PLC, Series C (A)(B)	59,800	1,655,264
Time Warner, Inc. (A)	35,500	3,342,680
Twenty-First Century Fox, Inc., Class A (A)	65,300	2,517,315
Multiline retail 1.1%
Macy's, Inc. (A)	29,800	1,040,318
Specialty retail 4.2%
Best Buy Company, Inc. (A)	22,500	1,535,625
Lowe's Companies, Inc. (A)	24,100	2,289,741
Consumer staples 6.2%		5,677,622
Food and staples retailing 6.2%
The Kroger Company (A)	115,400	2,807,682
Walgreens Boots Alliance, Inc. (A)	46,000	2,869,940
Energy 9.9%		9,034,480
Oil, gas and consumable fuels 9.9%
Diamondback Energy, Inc. (A)	51,500	6,219,140
Parsley Energy, Inc., Class A (A)(B)	95,500	2,815,340
Financials 35.9%		32,623,448
Banks 21.8%
Bank of America Corp. (A)	129,600	3,763,584
Citigroup, Inc. (A)	154,100	10,276,929
KeyCorp (A)	159,400	3,098,736
Wells Fargo & Company (A)	49,400	2,667,106
Capital markets 9.1%
Legg Mason, Inc. (A)	104,000	3,876,080
TD Ameritrade Holding Corp. (A)	22,400	1,326,080
The Goldman Sachs Group, Inc. (A)	13,600	3,071,968
Consumer finance 3.4%
American Express Company (A)	18,600	1,828,380
Capital One Financial Corp. (A)	13,300	1,250,200
Insurance 1.6%
Everest Re Group, Ltd. (A)	6,500	1,464,385
Health care 8.5%		7,694,705
Biotechnology 1.1%
Gilead Sciences, Inc. (A)	15,000	1,011,000
Health care providers and services 4.4%
HCA Healthcare, Inc. (A)	38,500	3,970,890
2	JOHN HANCOCK REDWOOD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Health care (continued)
Pharmaceuticals 3.0%
Johnson & Johnson (A)	7,500	$897,150
Merck & Company, Inc. (A)	30,500	1,815,665
Industrials 7.4%		6,700,525
Airlines 7.4%
Delta Air Lines, Inc. (A)	95,000	5,134,750
United Continental Holdings, Inc. (A)(B)	22,500	1,565,775
Information technology 12.5%		11,397,245
Software 2.3%
Nuance Communications, Inc. (A)(B)	154,300	2,084,593
Technology hardware, storage and peripherals 10.2%
Apple, Inc. (A)	26,000	4,858,620
HP, Inc. (A)	49,600	1,092,688
NetApp, Inc. (A)	49,200	3,361,344

	Yield (%)	Shares	Value
Short-term investments 12.4%			$11,275,719
(Cost $11,275,719)
Money market funds 12.4%			11,275,719
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(C)	11,275,719	11,275,719

Total investments (Cost $93,012,518) 115.4%	$104,905,651
Other assets and liabilities, net (15.4%)	(14,006,765)
Total net assets 100.0%	$90,898,886

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	A portion of this security is segregated as collateral for options. Total collateral value at 5-31-18 was $92,255,663.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-18.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REDWOOD FUND	3

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	American Express Company	USD	77.50	Jan 2019	186	18,600	$330,507	$(433,380)
Exchange-traded	Apple, Inc.	USD	135.00	Sep 2018	200	20,000	558,579	(1,055,500)
Exchange-traded	Apple, Inc.	USD	140.00	Jan 2019	60	6,000	185,033	(294,150)
Exchange-traded	Bank of America Corp.	USD	24.00	Nov 2018	156	15,600	99,052	(86,580)
Exchange-traded	Bank of America Corp.	USD	22.00	Jan 2019	370	37,000	219,138	(276,575)
Exchange-traded	Bank of America Corp.	USD	25.00	Jan 2019	770	77,000	544,647	(381,150)
Exchange-traded	Best Buy Company, Inc.	USD	55.00	Sep 2018	225	22,500	467,225	(315,000)
Exchange-traded	Booking Holdings, Inc.	USD	1,470.00	Sep 2018	7	700	235,565	(458,780)
Exchange-traded	Capital One Financial Corp.	USD	72.50	Jan 2019	133	13,300	249,630	(309,225)
Exchange-traded	CBS Corp.	USD	50.00	Jun 2018	254	25,400	199,121	(30,226)
Exchange-traded	Citigroup, Inc.	USD	65.00	Sep 2018	1,541	154,100	1,936,901	(651,070)
Exchange-traded	Comcast Corp.	USD	32.50	Oct 2018	391	39,100	227,542	(61,778)
Exchange-traded	Comcast Corp.	USD	33.75	Jan 2019	367	36,700	288,808	(65,326)
Exchange-traded	Delta Air Lines, Inc.	USD	45.00	Jan 2019	550	55,000	694,061	(588,500)
Exchange-traded	Delta Air Lines, Inc.	USD	47.00	Jan 2019	400	40,000	589,014	(364,000)
Exchange-traded	Diamondback Energy, Inc.	USD	90.00	Jun 2018	515	51,500	1,135,012	(1,591,350)
Exchange-traded	Everest Re Group, Ltd.	USD	200.00	Jul 2018	4	400	14,388	(10,600)
Exchange-traded	Everest Re Group, Ltd.	USD	195.00	Oct 2018	61	6,100	200,502	(204,960)
Exchange-traded	Gilead Sciences, Inc.	USD	70.00	Jan 2019	150	15,000	217,789	(57,750)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Sep 2018	161	16,100	271,594	(389,620)
Exchange-traded	HCA Healthcare, Inc.	USD	80.00	Jan 2019	224	22,400	514,508	(568,960)
Exchange-traded	HP, Inc.	USD	20.00	Jan 2019	496	49,600	221,192	(140,864)
Exchange-traded	Johnson & Johnson	USD	130.00	Sep 2018	75	7,500	94,645	(7,800)
Exchange-traded	KeyCorp	USD	18.00	Sep 2018	553	55,300	192,972	(101,752)
Exchange-traded	KeyCorp	USD	17.00	Dec 2018	441	44,100	164,032	(137,813)
Exchange-traded	KeyCorp	USD	17.00	Jan 2019	600	60,000	268,169	(195,000)
Exchange-traded	Las Vegas Sands Corp.	USD	62.50	Jun 2018	198	19,800	204,521	(364,320)
Exchange-traded	Lear Corp.	USD	165.00	Dec 2018	71	7,100	215,122	(264,475)
Exchange-traded	Legg Mason, Inc.	USD	35.00	Aug 2018	1,040	104,000	753,423	(322,400)
Exchange-traded	Liberty Global PLC	USD	30.00	Jul 2018	598	59,800	353,983	(31,395)
Exchange-traded	Lowe's Companies, Inc.	USD	75.00	Oct 2018	241	24,100	390,229	(512,125)
Exchange-traded	Macy's, Inc.	USD	22.00	Aug 2018	298	29,800	209,061	(384,420)
Exchange-traded	Merck & Company, Inc.	USD	57.50	Sep 2018	305	30,500	171,393	(109,038)
Exchange-traded	NetApp, Inc.	USD	45.00	Sep 2018	274	27,400	301,931	(641,160)
Exchange-traded	NetApp, Inc.	USD	50.00	Jan 2019	218	21,800	207,522	(417,470)
Exchange-traded	Nuance Communications, Inc.	USD	15.00	Jul 2018	1,543	154,300	427,337	(23,145)
Exchange-traded	Parsley Energy, Inc.	USD	22.50	Jun 2018	335	33,500	197,104	(231,150)
Exchange-traded	Parsley Energy, Inc.	USD	20.00	Jan 2019	620	62,000	367,006	(629,300)
Exchange-traded	TD Ameritrade Holding Corp.	USD	50.00	Nov 2018	224	22,400	251,314	(240,800)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	220.00	Jan 2019	94	9,400	428,899	(195,520)
Exchange-traded	The Goldman Sachs Group, Inc.	USD	210.00	Jan 2019	42	4,200	205,808	(113,400)
Exchange-traded	The Kroger Company	USD	22.00	Jul 2018	563	56,300	291,041	(160,174)
Exchange-traded	The Kroger Company	USD	24.00	Jul 2018	338	33,800	195,007	(51,545)
Exchange-traded	The Kroger Company	USD	22.50	Jan 2019	253	25,300	196,567	(88,550)
Exchange-traded	Time Warner, Inc.	USD	85.00	Aug 2018	355	35,500	385,861	(382,513)
Exchange-traded	Twenty-First Century Fox, Inc.	USD	30.00	Jun 2018	359	35,900	171,224	(308,740)
Exchange-traded	Twenty-First Century Fox, Inc.	USD	32.00	Jul 2018	294	29,400	119,643	(201,390)
Exchange-traded	United Continental Holdings, Inc.	USD	55.00	Sep 2018	225	22,500	394,182	(352,125)
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	67.50	Oct 2018	188	18,800	93,803	(32,524)
4	JOHN HANCOCK REDWOOD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Exchange-traded	Walgreens Boots Alliance, Inc.	USD	65.00	Jan 2019	272	27,200	$289,934	$(100,640)
Exchange-traded	Wells Fargo & Company	USD	50.00	Sep 2018	177	17,700	128,669	(91,155)
Exchange-traded	Wells Fargo & Company	USD	55.00	Sep 2018	160	16,000	145,910	(32,560)
Exchange-traded	Wells Fargo & Company	USD	55.00	Jan 2019	157	15,700	159,659	(49,848)
Exchange-traded	Wyndham Worldwide Corp.	USD	92.50	Jan 2019	122	12,200	182,625	(237,900)
							$17,558,404	$(15,347,491)
Puts
Exchange-traded	Alphabet, Inc.	USD	990.00	Aug 2018	20	2,000	$122,367	$(22,200)
Exchange-traded	Alphabet, Inc.	USD	1,000.00	Sep 2018	20	2,000	60,138	(33,600)
Exchange-traded	Verizon Communications, Inc.	USD	47.00	Jan 2019	450	45,000	88,631	(129,600)
							$271,136	$(185,400)
							$17,829,540	$(15,532,891)

Derivatives Currency Abbreviations
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK REDWOOD FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2018, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       6

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	423Q3	05/18
This report is for the information of the shareholders of John Hancock Redwood Fund.		7/18

John Hancock

Small Cap Growth Fund

(formerly Small Company Growth Fund)

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 98.4%		$337,015,921
(Cost $304,090,142)
Consumer discretionary 8.2%		28,018,624
Diversified consumer services 1.5%
Grand Canyon Education, Inc. (A)	45,007	5,000,278
Hotels, restaurants and leisure 3.8%
Planet Fitness, Inc., Class A (A)	188,766	7,480,797
Wingstop, Inc.	110,195	5,576,969
Household durables 1.0%
LGI Homes, Inc. (A)(B)	57,375	3,494,711
Multiline retail 1.9%
Ollie's Bargain Outlet Holdings, Inc. (A)	91,455	6,465,869
Energy 1.7%		5,687,557
Oil, gas and consumable fuels 1.7%
Callon Petroleum Company (A)	480,368	5,687,557
Financials 8.6%		29,565,604
Banks 4.4%
Ameris Bancorp	158,827	8,846,664
Eagle Bancorp, Inc. (A)	104,084	6,302,286
Consumer finance 4.2%
FirstCash, Inc.	77,538	7,036,574
Green Dot Corp., Class A (A)	103,551	7,380,080
Health care 27.8%		95,148,601
Biotechnology 6.7%
Exact Sciences Corp. (A)(B)	91,308	5,436,478
Ligand Pharmaceuticals, Inc. (A)(B)	32,168	6,183,655
Puma Biotechnology, Inc. (A)(B)	90,786	4,807,119
Repligen Corp. (A)	147,424	6,439,480
Health care equipment and supplies 6.2%
ICU Medical, Inc. (A)	19,970	5,812,269
Masimo Corp. (A)	94,479	9,358,145
Merit Medical Systems, Inc. (A)	118,841	6,096,543
Health care providers and services 6.9%
AMN Healthcare Services, Inc. (A)	110,484	6,242,346
Diplomat Pharmacy, Inc. (A)	279,171	6,571,685
LHC Group, Inc. (A)	79,955	6,154,136
PetIQ, Inc. (A)(B)	254,130	4,866,590
Health care technology 3.4%
Medidata Solutions, Inc. (A)	101,355	7,820,552
Vocera Communications, Inc. (A)	138,295	3,736,731
Pharmaceuticals 4.6%
GW Pharmaceuticals PLC, ADR (A)(B)	48,020	7,730,740
Horizon Pharma PLC (A)	484,180	7,892,132
Industrials 17.8%		61,040,137
Air freight and logistics 1.6%
Echo Global Logistics, Inc. (A)	201,389	5,598,614
Building products 1.8%
Trex Company, Inc. (A)	52,297	6,162,156
2	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Construction and engineering 1.0%
MasTec, Inc. (A)	72,143	$3,365,471
Electrical equipment 2.0%
Generac Holdings, Inc. (A)	137,637	6,894,237
Machinery 0.9%
Altra Industrial Motion Corp. (B)	75,000	3,101,250
Professional services 2.3%
Insperity, Inc.	85,408	7,857,536
Road and rail 2.2%
Saia, Inc. (A)	89,864	7,404,794
Trading companies and distributors 6.0%
Applied Industrial Technologies, Inc.	115,227	8,037,083
Rush Enterprises, Inc., Class A (A)	166,577	7,167,808
SiteOne Landscape Supply, Inc. (A)(B)	72,058	5,451,188
Information technology 29.3%		100,474,379
Internet software and services 10.9%
Carbonite, Inc. (A)	220,355	8,549,774
Etsy, Inc. (A)	245,199	7,929,736
Five9, Inc. (A)	190,819	6,657,675
GrubHub, Inc. (A)(B)	50,856	5,452,272
Mimecast, Ltd. (A)	197,860	8,818,620
IT services 2.1%
Virtusa Corp. (A)	146,709	7,122,722
Semiconductors and semiconductor equipment 6.7%
Entegris, Inc.	230,970	8,107,047
MKS Instruments, Inc.	71,667	8,041,037
Monolithic Power Systems, Inc.	52,655	6,940,456
Software 9.6%
HubSpot, Inc. (A)(B)	58,476	7,087,291
Proofpoint, Inc. (A)	59,100	6,908,199
Qualys, Inc. (A)	86,315	6,641,939
RealPage, Inc. (A)	111,488	6,549,920
RingCentral, Inc., Class A (A)	74,821	5,667,691
Materials 5.0%		17,081,019
Chemicals 5.0%
Ferro Corp. (A)	166,991	3,416,636
KMG Chemicals, Inc.	102,797	6,871,979
Koppers Holdings, Inc. (A)	168,546	6,792,404

	Yield (%)	Shares	Value
Securities lending collateral 8.2%			$28,115,476
(Cost $28,113,364)
John Hancock Collateral Trust (C)	1.8769(D)	2,810,283	28,115,476
Short-term investments 0.8%			$2,726,245
(Cost $2,726,245)
Money market funds 0.8%			2,726,245
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(D)	2,726,245	2,726,245

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP GROWTH FUND	3

Total investments (Cost $334,929,751) 107.4%	$367,857,642
Other assets and liabilities, net (7.4%)	(25,294,474)
Total net assets 100.0%	$342,563,168

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $27,546,523.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
4	JOHN HANCOCK SMALL CAP GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	470Q3	05/18
This report is for the information of the shareholders of John Hancock Small Cap Growth Fund.		7/18

John Hancock

Small Cap Value Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 96.9%		$499,833,662
(Cost $381,546,894)
Consumer discretionary 3.6%		18,819,897
Auto components 0.9%
Gentherm, Inc. (A)	130,200	4,609,080
Household durables 1.9%
Helen of Troy, Ltd. (A)	34,470	3,095,406
TRI Pointe Group, Inc. (A)	403,040	6,956,470
Specialty retail 0.8%
The Cato Corp., Class A	182,170	4,158,941
Consumer staples 3.5%		17,837,583
Beverages 1.3%
C&C Group PLC	1,855,103	6,492,447
Food and staples retailing 0.3%
Smart & Final Stores, Inc. (A)	324,670	1,493,482
Food products 1.8%
Cranswick PLC	168,668	7,551,498
Post Holdings, Inc. (A)(B)	20,743	1,594,514
Household products 0.1%
HRG Group, Inc. (A)	55,650	705,642
Energy 4.9%		25,312,725
Energy equipment and services 2.3%
Era Group, Inc. (A)	186,275	2,408,536
SEACOR Holdings, Inc. (A)	108,628	5,673,640
SEACOR Marine Holdings, Inc. (A)	159,078	3,735,151
Oil, gas and consumable fuels 2.6%
Dorian LPG, Ltd. (A)	360,493	2,912,783
Resolute Energy Corp. (A)(B)	152,660	5,443,856
RSP Permian, Inc. (A)	22,790	996,835
Scorpio Tankers, Inc.	1,428,250	4,141,924
Financials 21.9%		112,994,140
Banks 15.5%
1st Source Corp.	95,850	5,097,303
Banc of California, Inc. (B)	367,938	7,137,997
FCB Financial Holdings, Inc., Class A (A)	59,270	3,612,507
First Busey Corp.	185,350	5,951,589
First Midwest Bancorp, Inc.	420,980	11,059,145
Flushing Financial Corp.	210,708	5,623,797
Great Western Bancorp, Inc.	223,610	9,747,160
Hancock Whitney Corp.	40,867	2,053,567
International Bancshares Corp.	219,320	9,474,624
MB Financial, Inc.	229,750	11,347,353
Union Bankshares Corp.	178,110	7,320,321
Webster Financial Corp.	26,786	1,716,983
Capital markets 1.0%
Ares Capital Corp.	48,140	812,603
Solar Capital, Ltd.	193,209	4,175,246
Insurance 3.4%
Alleghany Corp.	3,540	2,019,782
Assured Guaranty, Ltd.	25,115	891,331
2	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Insurance (continued)
Kemper Corp.	143,701	$11,129,642
Reinsurance Group of America, Inc.	9,400	1,404,736
White Mountains Insurance Group, Ltd.	2,395	2,160,482
Thrifts and mortgage finance 2.0%
Northwest Bancshares, Inc.	595,010	10,257,972
Health care 5.3%		27,376,610
Health care equipment and supplies 1.9%
Haemonetics Corp. (A)	41,830	3,779,341
Natus Medical, Inc. (A)	87,929	3,244,580
STERIS PLC	25,720	2,670,765
Health care providers and services 1.6%
AMN Healthcare Services, Inc. (A)	63,666	3,597,129
CorVel Corp. (A)	63,910	3,227,455
Envision Healthcare Corp. (A)	39,548	1,695,818
Health care technology 1.8%
Allscripts Healthcare Solutions, Inc. (A)	724,231	9,161,522
Industrials 32.6%		168,403,529
Aerospace and defense 2.1%
Astronics Corp. (A)	74,747	2,631,094
Cubic Corp.	116,231	8,083,866
Air freight and logistics 1.2%
Forward Air Corp.	109,430	6,491,388
Building products 2.0%
American Woodmark Corp. (A)(B)	17,100	1,763,010
Tyman PLC	1,919,097	8,713,845
Commercial services and supplies 4.9%
ACCO Brands Corp.	599,870	7,738,323
Clean Harbors, Inc. (A)	18,890	1,001,170
Matthews International Corp., Class A	135,710	7,464,050
SP Plus Corp. (A)	130,108	4,683,888
Steelcase, Inc., Class A	305,060	4,392,864
Construction and engineering 0.6%
Primoris Services Corp.	113,810	2,967,027
Electrical equipment 1.6%
Thermon Group Holdings, Inc. (A)	352,828	8,136,214
Machinery 11.0%
Albany International Corp., Class A	180,300	11,088,450
CIRCOR International, Inc.	108,173	5,206,366
ESCO Technologies, Inc.	150,290	8,431,269
Luxfer Holdings PLC	331,308	6,291,539
Mueller Industries, Inc.	396,520	11,974,904
TriMas Corp. (A)	477,647	13,660,704
Professional services 7.8%
Forrester Research, Inc.	190,410	8,044,823
FTI Consulting, Inc. (A)	145,920	9,045,581
Huron Consulting Group, Inc. (A)	160,250	6,490,125
ICF International, Inc.	88,830	6,275,840
Mistras Group, Inc. (A)	256,860	4,944,555
Navigant Consulting, Inc. (A)	235,990	5,748,716
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	3

	Shares	Value
Industrials (continued)
Trading companies and distributors 1.4%
GATX Corp. (B)	99,220	$7,133,918
Information technology 7.4%		37,955,458
Electronic equipment, instruments and components 4.7%
Belden, Inc.	199,590	11,029,343
CTS Corp.	234,100	7,608,250
Keysight Technologies, Inc. (A)	36,980	2,172,205
ScanSource, Inc. (A)	92,980	3,640,167
IT services 2.1%
WNS Holdings, Ltd., ADR (A)	209,485	10,713,063
Technology hardware, storage and peripherals 0.6%
Diebold Nixdorf, Inc. (B)	242,820	2,792,430
Materials 7.2%		37,063,235
Chemicals 3.9%
Orion Engineered Carbons SA	344,140	9,876,818
Sensient Technologies Corp.	136,150	9,156,088
Stepan Company	15,200	1,105,040
Containers and packaging 1.9%
Greif, Inc., Class A	170,870	9,963,430
Paper and forest products 1.4%
Neenah, Inc.	85,790	6,961,859
Real estate 8.5%		43,991,595
Equity real estate investment trusts 8.5%
Corporate Office Properties Trust	263,770	7,359,183
DiamondRock Hospitality Company	419,382	5,338,733
Education Realty Trust, Inc.	235,446	8,603,197
PotlatchDeltic Corp.	191,284	9,659,842
Ramco-Gershenson Properties Trust	568,170	6,988,491
Summit Hotel Properties, Inc.	395,170	6,042,149
Utilities 2.0%		10,078,890
Electric utilities 0.1%
Westar Energy, Inc.	10,970	621,999
Gas utilities 1.9%
New Jersey Resources Corp.	75,960	3,372,624
Spire, Inc.	51,932	3,700,155
UGI Corp.	31,905	1,610,245
WGL Holdings, Inc.	8,774	773,867

	Yield (%)	Shares	Value
Securities lending collateral 4.3%			$22,385,538
(Cost $22,384,009)
John Hancock Collateral Trust (C)	1.8769(D)	2,237,547	22,385,538

4	JOHN HANCOCK SMALL CAP VALUE FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Par value^	Value
Short-term investments 2.6%		$13,200,000
(Cost $13,200,000)
Repurchase agreement 2.6%		13,200,000
Deutsche Bank Tri-Party Repurchase Agreement dated 5-31-18 at 1.790% to be repurchased at $13,200,656 on 6-1-18, collateralized by $13,629,872 Government National Mortgage Association, 3.000% - 3.500% due 4-20-45 to 2-20-46 (valued at $13,464,000, including interest)	13,200,000	13,200,000

Total investments (Cost $417,130,903) 103.8%	$535,419,200
Other assets and liabilities, net (3.8%)	(19,514,605)
Total net assets 100.0%	$515,904,595

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $21,931,209.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
The fund had the following country composition as a percentage of net assets on 5-31-18:
United States	88.9%
United Kingdom	4.9%
India	2.1%
Luxembourg	1.9%
Ireland	1.2%
Other countries	1.0%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SMALL CAP VALUE FUND	5

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Consumer discretionary	$18,819,897	$18,819,897	—	—
Consumer staples	17,837,583	3,793,638	$14,043,945	—
Energy	25,312,725	25,312,725	—	—
Financials	112,994,140	112,994,140	—	—
Health care	27,376,610	27,376,610	—	—
Industrials	168,403,529	159,689,684	8,713,845	—
Information technology	37,955,458	37,955,458	—	—
Materials	37,063,235	37,063,235	—	—
Real estate	43,991,595	43,991,595	—	—
Utilities	10,078,890	10,078,890	—	—
Securities lending collateral	22,385,538	22,385,538	—	—
Short-term investments	13,200,000	—	13,200,000	—
Total investments in securities	$535,419,200	$499,461,410	$35,957,790	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal

       6

amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       7

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	439Q3	05/18
This report is for the information of the shareholders of John Hancock Small Cap Value Fund.		7/18

John Hancock

Spectrum Income Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
AS OF 5-31-18
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 26.4%				$226,347,115
(Cost $227,202,673)
U.S. Government 11.6%				99,309,998
U.S. Treasury
Bond	2.500	02-15-45	2,295,000	2,078,409
Bond	2.500	02-15-46	1,380,000	1,246,097
Bond	2.500	05-15-46	12,465,800	11,248,924
Bond	2.750	08-15-42	615,000	588,358
Bond	2.750	11-15-42	595,000	568,829
Bond (A)	2.750	08-15-47	2,075,000	1,965,819
Bond	2.750	11-15-47	1,290,000	1,221,872
Bond	2.875	08-15-45	700,000	681,762
Bond	2.875	11-15-46	300,000	291,668
Bond	3.000	05-15-42	765,000	765,687
Bond	3.000	11-15-44	1,275,000	1,272,261
Bond (A)	3.000	05-15-45	2,885,000	2,878,802
Bond (A)	3.000	11-15-45	2,325,000	2,318,824
Bond	3.000	05-15-47	1,045,000	1,040,632
Bond (A)	3.125	02-15-43	2,705,000	2,761,425
Bond	3.125	08-15-44	1,410,000	1,439,081
Bond	3.125	05-15-48	265,000	270,466
Bond	3.375	05-15-44	920,000	980,088
Bond	3.500	02-15-39	690,000	749,081
Bond	3.625	08-15-43	1,365,000	1,512,964
Bond	3.625	02-15-44	1,335,000	1,481,329
Bond	4.375	05-15-41	1,325,000	1,630,733
Bond	4.625	02-15-40	645,000	816,101
Bond	4.750	02-15-37	320,000	404,938
Bond	5.375	02-15-31	155,000	196,033
Bond	6.125	11-15-27	70,000	88,919
Bond	6.125	08-15-29	660,000	865,013
Note	1.000	11-15-19	850,000	833,432
Note	1.250	01-31-20	610,000	598,705
Note	1.375	09-15-20	430,000	419,519
Note	1.375	05-31-21	220,000	212,472
Note	1.500	05-31-19	600,000	595,430
Note	1.500	06-15-20	300,000	294,469
Note	1.500	08-15-20	100,000	97,930
Note	1.500	08-15-26	450,000	405,826
Note	1.625	11-30-20	825,000	807,469
Note	1.625	08-15-22	780,000	748,069
Note	1.625	08-31-22	800,000	766,906
Note	1.750	11-15-20	3,510,000	3,447,615
Note	1.750	06-30-22	610,000	588,960
Note	1.750	05-15-23	1,770,000	1,692,770
Note	1.875	12-15-20	765,000	753,137
Note	1.875	08-31-24	1,050,000	996,844
Note	2.000	10-31-22	2,110,000	2,051,975
Note	2.000	02-15-25	835,000	794,653
Note	2.000	11-15-26	75,000	70,216
Note	2.125	05-15-25	1,270,000	1,216,025
Note	2.250	02-29-20	2,085,000	2,079,706
Note	2.250	03-31-20	230,000	229,317
Note	2.250	01-31-24	80,000	77,947
Note	2.250	02-15-27	2,175,000	2,073,302
2	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government (continued)
Note	2.250	08-15-27	2,355,000	$2,238,170
Note	2.250	11-15-27	520,000	493,655
Note	2.375	04-30-20	230,000	229,775
Note	2.375	05-15-27	740,000	711,961
Note	2.500	08-15-23	130,000	128,705
Note	2.625	02-28-23	60,000	59,866
Note	2.750	11-15-23	350,000	350,574
Note	2.750	02-15-28	455,000	450,717
Treasury Inflation Protected Security	0.125	04-15-19	389,768	388,048
Treasury Inflation Protected Security	0.125	04-15-20	2,213,189	2,194,198
Treasury Inflation Protected Security	0.125	04-15-21	4,862,844	4,793,796
Treasury Inflation Protected Security	0.125	01-15-22	1,158,848	1,140,247
Treasury Inflation Protected Security	0.125	04-15-22	5,122,141	5,022,861
Treasury Inflation Protected Security	0.125	07-15-22	2,703,009	2,662,698
Treasury Inflation Protected Security	0.125	07-15-24	1,081,817	1,050,625
Treasury Inflation Protected Security	0.125	07-15-26	984,918	940,993
Treasury Inflation Protected Security	0.250	01-15-25	1,427,547	1,387,292
Treasury Inflation Protected Security	0.375	07-15-25	890,633	873,484
Treasury Inflation Protected Security	0.375	01-15-27	488,412	473,087
Treasury Inflation Protected Security	0.375	07-15-27	834,442	808,933
Treasury Inflation Protected Security	0.500	01-15-28	217,453	211,972
Treasury Inflation Protected Security	0.625	07-15-21	826,384	831,109
Treasury Inflation Protected Security	0.625	04-15-23	2,155,962	2,154,591
Treasury Inflation Protected Security	0.625	01-15-24	1,230,937	1,229,823
Treasury Inflation Protected Security	0.625	01-15-26	625,913	621,386
Treasury Inflation Protected Security	0.625	02-15-43	120,909	112,793
Treasury Inflation Protected Security	0.750	02-15-45	165,310	157,803
Treasury Inflation Protected Security	0.875	02-15-47	118,879	116,868
Treasury Inflation Protected Security	1.000	02-15-46	737,198	747,629
Treasury Inflation Protected Security	1.000	02-15-48	37,441	38,079
Treasury Inflation Protected Security	1.250	07-15-20	965,484	984,706
Treasury Inflation Protected Security	1.375	07-15-18	17,821	17,900
Treasury Inflation Protected Security	1.375	01-15-20	361,183	366,669
Treasury Inflation Protected Security	1.750	01-15-28	157,228	171,409
Treasury Inflation Protected Security	2.125	01-15-19	651,447	658,835
Treasury Inflation Protected Security	2.125	02-15-40	368,289	458,817
Treasury Inflation Protected Security	2.125	02-15-41	221,059	277,226
Treasury Inflation Protected Security	2.500	01-15-29	138,309	162,185
Treasury Inflation Protected Security	3.375	04-15-32	80,133	106,710
Treasury Inflation Protected Security	3.875	04-15-29	202,794	266,994
U.S. Government Agency 14.8%				127,037,117
Federal Home Loan Bank Bond	2.625	05-28-20	345,000	345,855
Federal Home Loan Mortgage Corp.
15 Yr Pass Thru	4.500	11-01-18	908	910
15 Yr Pass Thru	4.500	01-01-19	1,116	1,121
15 Yr Pass Thru	4.500	05-01-19	1,045	1,053
15 Yr Pass Thru	5.000	10-01-18	596	598
15 Yr Pass Thru	5.000	11-01-18	703	705
15 Yr Pass Thru	5.000	12-01-23	47,748	49,573
15 Yr Pass Thru	5.000	07-01-25	1,400	1,430
15 Yr Pass Thru	5.500	11-01-18	723	726
15 Yr Pass Thru	5.500	01-01-21	21,925	22,560
15 Yr Pass Thru	5.500	11-01-21	1,043	1,063
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	6.000	07-01-21	1,979	$2,053
15 Yr Pass Thru	6.000	08-01-21	1,151	1,193
15 Yr Pass Thru	6.000	08-01-21	1,547	1,602
15 Yr Pass Thru	6.000	10-01-21	6,478	6,738
15 Yr Pass Thru	6.000	10-01-21	2,855	2,967
15 Yr Pass Thru	6.000	11-01-21	958	999
15 Yr Pass Thru	6.000	08-01-22	589	612
30 Yr Pass Thru (B)	3.000	TBA	1,185,000	1,148,474
30 Yr Pass Thru (B)	3.000	TBA	1,185,000	1,147,965
30 Yr Pass Thru	3.000	12-01-42	168,127	164,125
30 Yr Pass Thru	3.000	02-01-43	24,044	23,458
30 Yr Pass Thru	3.000	03-01-43	16,947	16,534
30 Yr Pass Thru	3.000	04-01-43	54,620	53,288
30 Yr Pass Thru	3.000	06-01-43	32,195	31,410
30 Yr Pass Thru	3.000	09-01-43	58,797	57,363
30 Yr Pass Thru	3.000	11-01-46	904,176	878,319
30 Yr Pass Thru	3.500	09-01-42	524,787	527,746
30 Yr Pass Thru	3.500	11-01-42	333,507	335,008
30 Yr Pass Thru	3.500	01-01-44	118,866	119,566
30 Yr Pass Thru	3.500	03-01-44	63,556	63,752
30 Yr Pass Thru	3.500	03-01-46	236,112	236,581
30 Yr Pass Thru	4.000	10-01-40	12,243	12,621
30 Yr Pass Thru	4.000	11-01-40	51,577	53,175
30 Yr Pass Thru	4.000	12-01-40	173,083	178,444
30 Yr Pass Thru	4.000	02-01-41	132,345	136,445
30 Yr Pass Thru	4.000	04-01-41	115,217	118,786
30 Yr Pass Thru	4.000	12-01-41	105,339	108,503
30 Yr Pass Thru	4.500	12-01-39	344,548	362,624
30 Yr Pass Thru	4.500	05-01-40	9,341	9,828
30 Yr Pass Thru	4.500	03-01-41	3,146	3,310
30 Yr Pass Thru	4.500	04-01-41	168,792	177,594
30 Yr Pass Thru	5.000	11-01-33	8,417	9,012
30 Yr Pass Thru	5.000	12-01-35	36,553	39,104
30 Yr Pass Thru	5.000	04-01-40	79,440	85,041
30 Yr Pass Thru	5.500	10-01-38	111,846	122,165
30 Yr Pass Thru	6.000	10-01-32	1,266	1,409
30 Yr Pass Thru	6.000	12-01-33	1,604	1,787
30 Yr Pass Thru	6.000	12-01-33	23,222	25,780
30 Yr Pass Thru	6.000	09-01-34	568	634
30 Yr Pass Thru	6.000	02-01-35	8,333	9,272
30 Yr Pass Thru	6.000	09-01-35	2,925	3,257
30 Yr Pass Thru	6.500	12-01-23	30	32
30 Yr Pass Thru	6.500	02-01-24	711	764
30 Yr Pass Thru	6.500	05-01-24	1,223	1,313
30 Yr Pass Thru	6.500	04-01-31	3,699	4,114
30 Yr Pass Thru	6.500	11-01-33	6,418	7,192
30 Yr Pass Thru	7.000	02-01-24	560	605
30 Yr Pass Thru	7.000	12-01-24	59	64
30 Yr Pass Thru	7.000	04-01-32	49,150	55,784
30 Yr Pass Thru	7.000	06-01-32	880	1,009
30 Yr Pass Thru	7.000	06-01-32	387	444
30 Yr Pass Thru	7.500	05-01-24	431	472
30 Yr Pass Thru	7.500	06-01-24	112	123
30 Yr Pass Thru (1 Year CMT + 2.250%) (C)	3.417	10-01-36	12,045	12,657
4	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru (12 month LIBOR + 1.591%) (C)	3.341	09-01-35	5,832	$6,120
30 Yr Pass Thru (12 month LIBOR + 1.625%) (C)	3.845	06-01-38	12,759	13,374
30 Yr Pass Thru (12 month LIBOR + 1.723%) (C)	3.473	01-01-36	847	886
30 Yr Pass Thru (12 month LIBOR + 1.725%) (C)	3.475	07-01-35	6,486	6,810
30 Yr Pass Thru (12 month LIBOR + 1.726%) (C)	3.484	07-01-35	11,295	11,913
30 Yr Pass Thru (12 month LIBOR + 1.733%) (C)	3.608	02-01-37	14,683	15,440
30 Yr Pass Thru (12 month LIBOR + 1.756%) (C)	3.630	02-01-37	7,140	7,505
30 Yr Pass Thru (12 month LIBOR + 1.775%) (C)	4.087	05-01-37	10,964	11,511
30 Yr Pass Thru (12 month LIBOR + 1.785%) (C)	3.535	09-01-32	455	467
30 Yr Pass Thru (12 month LIBOR + 1.790%) (C)	3.547	03-01-36	4,860	5,119
30 Yr Pass Thru (12 month LIBOR + 1.815%) (C)	3.564	01-01-37	3,854	4,061
30 Yr Pass Thru (12 month LIBOR + 1.900%) (C)	3.650	11-01-35	847	895
30 Yr Pass Thru (12 month LIBOR + 1.966%) (C)	3.708	11-01-36	11,045	11,688
30 Yr Pass Thru (12 month LIBOR + 2.010%) (C)	3.761	12-01-36	4,411	4,671
30 Yr Pass Thru (12 month LIBOR + 2.152%) (C)	3.976	02-01-37	14,248	14,741
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	3,270,000	3,184,035
15 Yr Pass Thru	2.500	05-01-30	208,955	204,629
15 Yr Pass Thru	2.500	05-01-32	238,378	232,475
15 Yr Pass Thru	3.000	01-01-27	110,189	110,477
15 Yr Pass Thru	3.000	11-01-27	101,110	101,375
15 Yr Pass Thru	3.000	10-01-28	169,488	169,561
15 Yr Pass Thru	3.000	11-01-28	33,459	33,473
15 Yr Pass Thru	3.000	10-01-30	302,347	301,627
15 Yr Pass Thru	3.000	08-01-32	314,057	312,573
15 Yr Pass Thru	3.500	11-01-32	246,856	251,475
15 Yr Pass Thru	3.500	03-01-33	521,793	529,192
15 Yr Pass Thru	4.500	05-01-19	2,532	2,546
15 Yr Pass Thru	4.500	11-01-19	25,898	26,194
15 Yr Pass Thru	4.500	07-01-20	5,416	5,456
15 Yr Pass Thru	4.500	11-01-20	11,404	11,569
15 Yr Pass Thru	4.500	09-01-24	7,817	8,076
15 Yr Pass Thru	4.500	10-01-24	20,849	21,585
15 Yr Pass Thru	4.500	11-01-24	4,506	4,656
15 Yr Pass Thru	4.500	12-01-24	3,409	3,523
15 Yr Pass Thru	4.500	01-01-25	20,251	20,928
15 Yr Pass Thru	4.500	03-01-25	57,345	59,331
15 Yr Pass Thru	4.500	09-01-25	57,818	60,185
15 Yr Pass Thru	4.500	10-01-26	31,658	32,707
15 Yr Pass Thru	5.000	11-01-18	197	198
15 Yr Pass Thru	5.000	12-01-18	562	564
15 Yr Pass Thru	5.000	04-01-19	399	401
15 Yr Pass Thru	5.000	05-01-19	5,081	5,118
15 Yr Pass Thru	5.000	10-01-19	6,266	6,347
15 Yr Pass Thru	5.000	01-01-20	1,991	2,019
15 Yr Pass Thru	5.000	05-01-20	9,099	9,269
15 Yr Pass Thru	5.000	06-01-20	9,005	9,166
15 Yr Pass Thru	5.000	12-01-20	6,631	6,750
15 Yr Pass Thru	5.000	02-01-22	470	484
15 Yr Pass Thru	5.000	09-01-22	10,520	10,758
15 Yr Pass Thru	5.000	03-01-23	2,944	3,039
15 Yr Pass Thru	5.000	05-01-23	4,247	4,384
15 Yr Pass Thru	5.000	09-01-23	13,505	14,033
15 Yr Pass Thru	5.000	01-01-24	41,455	42,960
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
15 Yr Pass Thru	5.000	09-01-25	27,805	$28,636
15 Yr Pass Thru	5.500	10-01-18	165	165
15 Yr Pass Thru	5.500	12-01-18	94	94
15 Yr Pass Thru	5.500	02-01-19	952	957
15 Yr Pass Thru	5.500	03-01-19	138	139
15 Yr Pass Thru	5.500	07-01-19	483	489
15 Yr Pass Thru	5.500	08-01-19	1,048	1,062
15 Yr Pass Thru	5.500	09-01-19	432	439
15 Yr Pass Thru	5.500	10-01-19	784	797
15 Yr Pass Thru	5.500	06-01-20	2,400	2,452
15 Yr Pass Thru	5.500	07-01-20	2,242	2,282
15 Yr Pass Thru	5.500	05-01-21	9,847	10,157
15 Yr Pass Thru	5.500	01-01-22	279	289
15 Yr Pass Thru	5.500	05-01-22	1,520	1,580
15 Yr Pass Thru	5.500	06-01-22	3,014	3,128
15 Yr Pass Thru	5.500	10-01-22	1,523	1,587
15 Yr Pass Thru	5.500	05-01-23	2,265	2,368
15 Yr Pass Thru	5.500	01-01-25	18,711	19,345
15 Yr Pass Thru	6.000	03-01-21	9,855	10,151
15 Yr Pass Thru	6.000	10-01-21	25,511	26,509
15 Yr Pass Thru	6.000	11-01-21	2,130	2,221
15 Yr Pass Thru	6.000	01-01-22	2,772	2,886
15 Yr Pass Thru	6.000	09-01-22	8,690	9,119
15 Yr Pass Thru	6.000	02-01-23	22,535	23,536
15 Yr Pass Thru	6.000	03-01-23	1,851	1,934
20 Yr Pass Thru	3.000	11-01-36	487,150	480,260
20 Yr Pass Thru	3.000	12-01-36	23,353	23,023
20 Yr Pass Thru	3.500	02-01-35	17,681	17,890
20 Yr Pass Thru	3.500	01-01-36	178,054	180,216
30 Yr Pass Thru	2.500	03-01-43	39,810	37,578
30 Yr Pass Thru (B)	3.000	TBA	3,225,000	3,127,357
30 Yr Pass Thru	3.000	04-01-33	3,881	3,813
30 Yr Pass Thru	3.000	06-01-33	18,425	18,101
30 Yr Pass Thru	3.000	10-01-42	382,175	373,669
30 Yr Pass Thru	3.000	11-01-42	305,978	298,720
30 Yr Pass Thru	3.000	02-01-43	1,958,884	1,908,478
30 Yr Pass Thru	3.000	03-01-43	263,021	256,753
30 Yr Pass Thru	3.000	05-01-43	62,034	60,555
30 Yr Pass Thru	3.000	08-01-43	103,950	101,496
30 Yr Pass Thru	3.000	02-01-44	13,992	13,667
30 Yr Pass Thru	3.000	09-01-44	20,778	20,282
30 Yr Pass Thru	3.000	04-01-45	23,455	22,882
30 Yr Pass Thru	3.000	08-01-46	551,617	531,283
30 Yr Pass Thru	3.000	09-01-46	34,409	33,535
30 Yr Pass Thru	3.000	10-01-46	996,551	968,954
30 Yr Pass Thru	3.000	11-01-46	3,560,831	3,458,394
30 Yr Pass Thru	3.000	12-01-46	1,126,168	1,095,209
30 Yr Pass Thru	3.000	01-01-47	127,577	124,038
30 Yr Pass Thru	3.500	12-01-41	201,348	202,598
30 Yr Pass Thru	3.500	01-01-42	288,580	290,371
30 Yr Pass Thru	3.500	05-01-42	27,452	27,614
30 Yr Pass Thru	3.500	06-01-42	84,808	85,096
30 Yr Pass Thru	3.500	07-01-42	45,599	45,754
30 Yr Pass Thru	3.500	08-01-42	88,357	88,656
6	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-01-42	100,292	$100,633
30 Yr Pass Thru	3.500	10-01-42	221,245	221,996
30 Yr Pass Thru	3.500	12-01-42	165,406	165,967
30 Yr Pass Thru	3.500	01-01-43	1,102,602	1,106,343
30 Yr Pass Thru	3.500	03-01-43	726,427	728,891
30 Yr Pass Thru	3.500	04-01-43	23,481	23,597
30 Yr Pass Thru	3.500	06-01-43	125,018	125,490
30 Yr Pass Thru	3.500	07-01-43	118,631	119,287
30 Yr Pass Thru	3.500	08-01-43	28,493	28,617
30 Yr Pass Thru	3.500	09-01-43	89,501	89,944
30 Yr Pass Thru	3.500	10-01-43	47,363	47,524
30 Yr Pass Thru	3.500	12-01-43	472,366	475,150
30 Yr Pass Thru	3.500	01-01-44	1,018,947	1,022,635
30 Yr Pass Thru	3.500	03-01-44	41,240	41,496
30 Yr Pass Thru	3.500	07-01-44	28,823	28,948
30 Yr Pass Thru	3.500	12-01-44	200,324	201,004
30 Yr Pass Thru	3.500	04-01-45	295,625	296,166
30 Yr Pass Thru	3.500	07-01-45	122,957	123,163
30 Yr Pass Thru	3.500	11-01-45	1,873,186	1,874,676
30 Yr Pass Thru	3.500	12-01-45	85,116	85,138
30 Yr Pass Thru	3.500	01-01-46	267,432	267,820
30 Yr Pass Thru	3.500	06-01-46	163,720	164,327
30 Yr Pass Thru	3.500	08-01-46	339,333	339,265
30 Yr Pass Thru	3.500	10-01-46	154,248	154,145
30 Yr Pass Thru	3.500	04-01-47	106,919	106,680
30 Yr Pass Thru	3.500	12-01-47	204,291	203,771
30 Yr Pass Thru	3.500	08-01-56	611,209	607,744
30 Yr Pass Thru (B)	4.000	TBA	275,000	280,947
30 Yr Pass Thru	4.000	11-01-40	355,988	365,983
30 Yr Pass Thru	4.000	12-01-40	1,769	1,824
30 Yr Pass Thru	4.000	01-01-41	134,261	138,434
30 Yr Pass Thru	4.000	02-01-41	200,839	207,081
30 Yr Pass Thru	4.000	03-01-41	26,159	26,972
30 Yr Pass Thru	4.000	09-01-41	1,152	1,188
30 Yr Pass Thru	4.000	10-01-41	419,816	432,864
30 Yr Pass Thru	4.000	11-01-41	26,281	27,073
30 Yr Pass Thru	4.000	01-01-42	343,636	353,995
30 Yr Pass Thru	4.000	02-01-42	116,848	120,371
30 Yr Pass Thru	4.000	08-01-42	345,885	356,311
30 Yr Pass Thru	4.000	09-01-43	385,700	396,482
30 Yr Pass Thru	4.000	06-01-45	976,345	1,001,198
30 Yr Pass Thru	4.000	09-01-45	21,630	22,157
30 Yr Pass Thru	4.000	10-01-45	116,537	119,376
30 Yr Pass Thru	4.000	12-01-45	510,351	523,838
30 Yr Pass Thru	4.000	03-01-46	278,538	285,454
30 Yr Pass Thru	4.000	09-01-46	18,341	18,787
30 Yr Pass Thru	4.000	02-01-47	66,400	67,986
30 Yr Pass Thru	4.000	03-01-47	517,614	529,172
30 Yr Pass Thru	4.000	05-01-47	70,275	71,844
30 Yr Pass Thru (B)	4.500	TBA	1,090,000	1,137,728
30 Yr Pass Thru	4.500	02-01-41	856,311	901,433
30 Yr Pass Thru	4.500	04-01-42	66,151	69,637
30 Yr Pass Thru	5.000	03-01-34	72,126	77,071
30 Yr Pass Thru	5.000	04-01-35	50,359	53,898
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	7

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	06-01-35	19,028	$20,353
30 Yr Pass Thru	5.000	10-01-35	6,125	6,551
30 Yr Pass Thru	5.000	01-01-36	34,260	36,657
30 Yr Pass Thru	5.000	03-01-36	68,461	73,228
30 Yr Pass Thru	5.000	12-01-39	43,432	46,543
30 Yr Pass Thru	5.000	06-01-40	259,119	277,588
30 Yr Pass Thru	5.500	04-01-35	5,023	5,478
30 Yr Pass Thru	5.500	01-01-36	20,305	22,171
30 Yr Pass Thru	5.500	06-01-36	85,921	93,794
30 Yr Pass Thru	5.500	08-01-37	99,258	108,305
30 Yr Pass Thru	5.500	02-01-38	85,527	93,351
30 Yr Pass Thru	5.500	06-01-38	20,569	22,473
30 Yr Pass Thru	5.500	12-01-38	13,785	15,059
30 Yr Pass Thru	5.500	11-01-39	15,240	16,506
30 Yr Pass Thru	5.500	12-01-39	7,496	8,190
30 Yr Pass Thru	5.500	03-01-40	14,252	15,546
30 Yr Pass Thru	6.000	11-01-32	22,829	25,320
30 Yr Pass Thru	6.000	03-01-33	21,625	23,987
30 Yr Pass Thru	6.000	04-01-33	23,455	26,119
30 Yr Pass Thru	6.000	02-01-34	8,964	9,928
30 Yr Pass Thru	6.000	02-01-34	60,691	67,521
30 Yr Pass Thru	6.000	03-01-34	13,967	15,530
30 Yr Pass Thru	6.000	08-01-34	31,180	34,620
30 Yr Pass Thru	6.000	11-01-34	19,660	21,894
30 Yr Pass Thru	6.000	12-01-34	558	621
30 Yr Pass Thru	6.000	04-01-35	19,042	21,203
30 Yr Pass Thru	6.000	05-01-35	3,001	3,342
30 Yr Pass Thru	6.000	12-01-35	14,303	15,903
30 Yr Pass Thru	6.000	03-01-36	5,309	5,913
30 Yr Pass Thru	6.000	11-01-36	36,626	40,792
30 Yr Pass Thru	6.000	02-01-37	20,870	23,246
30 Yr Pass Thru	6.000	03-01-37	14,334	15,962
30 Yr Pass Thru	6.000	08-01-37	132,172	146,799
30 Yr Pass Thru	6.000	10-01-37	2,505	2,794
30 Yr Pass Thru	6.000	03-01-38	34,377	38,257
30 Yr Pass Thru	6.000	05-01-38	699	781
30 Yr Pass Thru	6.000	08-01-38	10,935	12,255
30 Yr Pass Thru	6.000	09-01-38	67,474	75,294
30 Yr Pass Thru	6.000	10-01-38	25,204	28,121
30 Yr Pass Thru	6.000	07-01-39	44,438	49,500
30 Yr Pass Thru	6.000	09-01-39	48,400	54,109
30 Yr Pass Thru	6.000	04-01-40	12,961	14,486
30 Yr Pass Thru	6.000	10-01-40	34,934	38,907
30 Yr Pass Thru	6.500	07-01-32	79,504	88,709
30 Yr Pass Thru	6.500	09-01-32	391	436
30 Yr Pass Thru	6.500	12-01-32	5,558	6,208
30 Yr Pass Thru	6.500	10-01-35	98,495	109,904
30 Yr Pass Thru	6.500	03-01-36	66,632	75,033
30 Yr Pass Thru	6.500	05-01-36	1,819	2,041
30 Yr Pass Thru	6.500	07-01-36	22,525	25,054
30 Yr Pass Thru	6.500	04-01-38	1,979	2,223
30 Yr Pass Thru	6.500	08-01-38	24,744	27,712
30 Yr Pass Thru	6.500	05-01-40	12,448	13,903
30 Yr Pass Thru	7.000	12-01-29	495	563
8	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	02-01-30	70	$79
30 Yr Pass Thru	7.000	04-01-37	9,551	10,945
30 Yr Pass Thru (12 month LIBOR + 1.340%) (C)	3.090	12-01-35	4,516	4,674
30 Yr Pass Thru (12 month LIBOR + 1.527%) (C)	3.291	07-01-35	8,358	8,781
30 Yr Pass Thru (12 month LIBOR + 1.592%) (C)	3.342	12-01-35	3,412	3,583
30 Yr Pass Thru (12 month LIBOR + 1.617%) (C)	3.366	09-01-35	40,391	42,525
30 Yr Pass Thru (12 month LIBOR + 1.655%) (C)	3.523	08-01-37	14,443	15,220
30 Yr Pass Thru (12 month LIBOR + 1.750%) (C)	4.125	09-01-36	129	135
30 Yr Pass Thru (12 month LIBOR + 1.770%) (C)	3.645	12-01-35	1,000	1,056
30 Yr Pass Thru (12 month LIBOR + 1.786%) (C)	3.536	08-01-36	32,002	33,676
30 Yr Pass Thru (12 month LIBOR + 1.843%) (C)	4.151	05-01-38	8,213	8,652
30 Yr Pass Thru (12 month LIBOR + 1.892%) (C)	3.642	12-01-35	1,169	1,226
30 Yr Pass Thru (6 month LIBOR + 1.363%) (C)	3.382	10-01-33	17,304	17,936
30 Yr Pass Thru (COFI + 1.250%) (C)	2.405	07-01-27	115	116
30 Yr Pass Thru (COFI + 1.250%) (C)	5.685	01-01-19	20	20
Note	1.500	07-30-20	290,000	283,960
Note	7.125	01-15-30	365,000	503,256
Government National Mortgage Association
15 Yr Pass Thru	3.000	08-20-31	63,559	62,235
15 Yr Pass Thru	3.000	03-20-32	48,097	47,096
15 Yr Pass Thru	3.000	05-20-32	56,680	55,499
15 Yr Pass Thru	3.000	10-20-32	139,182	136,284
15 Yr Pass Thru	3.000	11-20-32	58,413	57,197
15 Yr Pass Thru	3.500	06-20-32	8,846	8,907
15 Yr Pass Thru	3.500	04-20-33	85,650	86,249
15 Yr Pass Thru	5.000	06-15-18	4	4
15 Yr Pass Thru	5.000	07-15-18	216	216
15 Yr Pass Thru	5.000	08-15-18	25	25
15 Yr Pass Thru	5.000	02-15-19	1,222	1,229
15 Yr Pass Thru	5.000	06-15-20	4,521	4,605
15 Yr Pass Thru	6.000	08-20-18	14	14
15 Yr Pass Thru	6.000	07-20-19	585	594
15 Yr Pass Thru	6.000	08-20-19	305	309
15 Yr Pass Thru	6.000	10-20-19	40	40
15 Yr Pass Thru	6.000	10-20-20	3,203	3,294
30 Yr Pass Thru	2.500	11-20-42	33,249	31,760
30 Yr Pass Thru	2.500	12-15-42	50,302	48,224
30 Yr Pass Thru	2.500	01-20-43	652,328	625,362
30 Yr Pass Thru	2.500	02-15-43	101,206	97,026
30 Yr Pass Thru	2.500	02-20-43	83,826	80,360
30 Yr Pass Thru	2.500	03-20-43	25,071	24,035
30 Yr Pass Thru	2.500	05-20-43	43,429	41,634
30 Yr Pass Thru	2.500	01-20-45	56,528	54,209
30 Yr Pass Thru (B)	3.000	TBA	980,000	959,022
30 Yr Pass Thru	3.000	07-20-42	930,769	916,844
30 Yr Pass Thru	3.000	08-15-42	38,149	37,566
30 Yr Pass Thru	3.000	09-15-42	983,154	968,138
30 Yr Pass Thru	3.000	10-15-42	15,851	15,609
30 Yr Pass Thru	3.000	10-20-42	36,805	36,254
30 Yr Pass Thru	3.000	11-15-42	102,369	100,806
30 Yr Pass Thru	3.000	12-15-42	8,119	7,998
30 Yr Pass Thru	3.000	12-20-42	549,065	540,851
30 Yr Pass Thru	3.000	01-20-43	71,858	70,783
30 Yr Pass Thru	3.000	02-20-43	693,546	683,169
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	9

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.000	03-20-43	930,133	$915,218
30 Yr Pass Thru	3.000	04-15-43	399,298	393,324
30 Yr Pass Thru	3.000	05-15-43	54,965	54,143
30 Yr Pass Thru	3.000	06-15-43	30,109	29,659
30 Yr Pass Thru	3.000	09-20-43	58,297	57,461
30 Yr Pass Thru	3.000	03-15-45	316,793	310,964
30 Yr Pass Thru	3.000	06-15-45	1,168,793	1,147,288
30 Yr Pass Thru	3.000	07-15-45	558,049	547,782
30 Yr Pass Thru	3.000	04-20-46	1,800,026	1,768,034
30 Yr Pass Thru	3.000	05-15-46	50,022	49,086
30 Yr Pass Thru	3.000	05-20-46	44,368	43,518
30 Yr Pass Thru	3.000	06-15-46	187,894	184,378
30 Yr Pass Thru	3.000	06-20-46	271,220	266,290
30 Yr Pass Thru	3.000	07-15-46	515,749	506,098
30 Yr Pass Thru	3.000	07-20-46	248,937	244,084
30 Yr Pass Thru	3.000	08-20-46	72,725	71,335
30 Yr Pass Thru	3.000	09-20-46	2,726,843	2,675,799
30 Yr Pass Thru	3.000	10-20-46	384,253	377,063
30 Yr Pass Thru	3.000	11-20-46	2,603,479	2,554,765
30 Yr Pass Thru	3.000	12-20-46	78,505	77,036
30 Yr Pass Thru	3.000	07-20-47	635,914	623,618
30 Yr Pass Thru (B)	3.500	TBA	2,600,000	2,612,391
30 Yr Pass Thru	3.500	09-15-41	682,748	688,482
30 Yr Pass Thru	3.500	11-15-41	506,974	511,390
30 Yr Pass Thru	3.500	11-20-41	34,275	34,678
30 Yr Pass Thru	3.500	01-15-42	537,253	541,933
30 Yr Pass Thru	3.500	05-20-42	305,557	309,627
30 Yr Pass Thru	3.500	06-20-42	1,548,930	1,569,562
30 Yr Pass Thru	3.500	07-15-42	35,681	36,081
30 Yr Pass Thru	3.500	08-20-42	371,005	375,042
30 Yr Pass Thru	3.500	09-20-42	314,714	318,808
30 Yr Pass Thru	3.500	10-20-42	566,047	573,410
30 Yr Pass Thru	3.500	11-20-42	65,951	66,777
30 Yr Pass Thru	3.500	12-20-42	68,850	69,746
30 Yr Pass Thru	3.500	02-20-43	208,780	210,778
30 Yr Pass Thru	3.500	03-20-43	1,089,129	1,099,570
30 Yr Pass Thru	3.500	04-20-43	20,567	20,834
30 Yr Pass Thru	3.500	05-20-43	212,047	214,607
30 Yr Pass Thru	3.500	06-15-43	1,030,410	1,041,318
30 Yr Pass Thru	3.500	06-20-43	544,009	549,045
30 Yr Pass Thru	3.500	07-20-43	135,411	137,045
30 Yr Pass Thru	3.500	09-20-43	338,123	342,204
30 Yr Pass Thru	3.500	10-15-43	28,818	29,124
30 Yr Pass Thru	3.500	01-20-44	39,177	39,478
30 Yr Pass Thru	3.500	08-20-44	82,660	83,218
30 Yr Pass Thru	3.500	09-20-44	50,917	51,269
30 Yr Pass Thru	3.500	10-20-44	52,963	53,479
30 Yr Pass Thru	3.500	11-20-44	113,008	113,751
30 Yr Pass Thru	3.500	01-20-45	37,638	37,834
30 Yr Pass Thru	3.500	02-15-45	98,058	98,851
30 Yr Pass Thru	3.500	02-20-45	91,245	91,719
30 Yr Pass Thru	3.500	04-20-45	1,175,550	1,181,842
30 Yr Pass Thru	3.500	05-20-45	65,753	66,105
30 Yr Pass Thru	3.500	08-20-45	476,854	479,629
10	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	09-20-45	488,753	$491,369
30 Yr Pass Thru	3.500	01-20-46	17,498	17,580
30 Yr Pass Thru	3.500	02-20-46	40,487	40,710
30 Yr Pass Thru	3.500	03-20-46	89,510	90,254
30 Yr Pass Thru	3.500	07-20-46	1,449,317	1,457,752
30 Yr Pass Thru	3.500	08-20-46	1,887,095	1,898,078
30 Yr Pass Thru	3.500	09-20-46	166,273	167,242
30 Yr Pass Thru	3.500	03-20-47	298,693	300,059
30 Yr Pass Thru	3.500	09-20-47	2,768,330	2,784,442
30 Yr Pass Thru	3.500	12-20-47	964,026	969,336
30 Yr Pass Thru (B)	4.000	TBA	230,000	236,002
30 Yr Pass Thru	4.000	04-20-39	3,140	3,252
30 Yr Pass Thru	4.000	06-20-39	5,957	6,169
30 Yr Pass Thru	4.000	08-20-39	5,545	5,749
30 Yr Pass Thru	4.000	09-20-39	61,046	63,286
30 Yr Pass Thru	4.000	10-20-39	1,997	2,066
30 Yr Pass Thru	4.000	11-20-39	7,772	8,044
30 Yr Pass Thru	4.000	12-20-39	8,996	9,326
30 Yr Pass Thru	4.000	01-20-40	6,796	7,046
30 Yr Pass Thru	4.000	03-20-40	10,124	10,496
30 Yr Pass Thru	4.000	05-20-40	68,692	71,214
30 Yr Pass Thru	4.000	06-20-40	34,326	35,525
30 Yr Pass Thru	4.000	08-20-40	51,063	52,937
30 Yr Pass Thru	4.000	09-15-40	38,739	40,161
30 Yr Pass Thru	4.000	09-20-40	94,364	97,828
30 Yr Pass Thru	4.000	10-20-40	370,802	384,562
30 Yr Pass Thru	4.000	11-20-40	19,656	20,385
30 Yr Pass Thru	4.000	02-15-41	16,131	16,692
30 Yr Pass Thru	4.000	02-20-41	12,149	12,600
30 Yr Pass Thru	4.000	03-15-41	204,113	211,506
30 Yr Pass Thru	4.000	04-20-41	11,617	12,039
30 Yr Pass Thru	4.000	05-20-41	435,787	451,686
30 Yr Pass Thru	4.000	07-15-41	545,501	564,763
30 Yr Pass Thru	4.000	10-15-41	158,865	164,326
30 Yr Pass Thru	4.000	10-20-41	164,769	170,832
30 Yr Pass Thru	4.000	07-20-42	880,458	912,581
30 Yr Pass Thru	4.000	09-20-42	16,873	17,457
30 Yr Pass Thru	4.000	11-20-42	81,008	83,938
30 Yr Pass Thru	4.000	04-20-43	133,607	138,231
30 Yr Pass Thru	4.000	07-20-43	72,959	75,598
30 Yr Pass Thru	4.000	02-20-44	621,806	642,161
30 Yr Pass Thru	4.000	05-15-44	503,445	520,751
30 Yr Pass Thru	4.000	09-20-45	98,895	100,679
30 Yr Pass Thru	4.000	11-20-45	2,406,417	2,483,686
30 Yr Pass Thru	4.000	12-20-45	707,828	730,556
30 Yr Pass Thru	4.000	03-20-46	242,843	250,640
30 Yr Pass Thru	4.000	05-20-46	141,278	145,814
30 Yr Pass Thru	4.000	03-20-47	446,658	459,604
30 Yr Pass Thru	4.000	04-20-47	1,508,845	1,552,578
30 Yr Pass Thru	4.000	05-20-47	2,784,706	2,863,678
30 Yr Pass Thru	4.000	06-20-47	802,992	825,263
30 Yr Pass Thru	4.000	08-20-47	101,362	104,173
30 Yr Pass Thru	4.000	05-20-48	505,000	514,114
30 Yr Pass Thru (B)	4.500	TBA	4,980,000	5,179,589
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	11

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.500	06-20-34	48,101	$50,562
30 Yr Pass Thru	4.500	05-15-39	129,107	136,980
30 Yr Pass Thru	4.500	06-15-39	234,422	247,993
30 Yr Pass Thru	4.500	08-15-39	102,688	108,484
30 Yr Pass Thru	4.500	10-20-39	124,818	131,863
30 Yr Pass Thru	4.500	11-20-39	20,706	21,875
30 Yr Pass Thru	4.500	12-20-39	379,143	400,543
30 Yr Pass Thru	4.500	02-20-40	93,332	98,600
30 Yr Pass Thru	4.500	03-20-40	69,661	73,592
30 Yr Pass Thru	4.500	05-20-40	480,758	507,893
30 Yr Pass Thru	4.500	06-15-40	1,167,085	1,235,265
30 Yr Pass Thru	4.500	07-15-40	160,126	169,346
30 Yr Pass Thru	4.500	07-20-40	9,270	9,793
30 Yr Pass Thru	4.500	09-20-40	685,986	724,706
30 Yr Pass Thru	4.500	10-20-40	115,953	122,498
30 Yr Pass Thru	4.500	11-20-40	974,564	1,029,267
30 Yr Pass Thru	4.500	02-20-41	217,410	229,614
30 Yr Pass Thru	4.500	03-20-41	22,167	23,411
30 Yr Pass Thru	4.500	09-20-41	60,951	64,251
30 Yr Pass Thru	4.500	09-15-45	23,689	25,019
30 Yr Pass Thru	4.500	01-20-46	67,324	70,674
30 Yr Pass Thru	4.500	02-20-46	435,050	456,565
30 Yr Pass Thru	4.500	07-20-46	26,492	27,811
30 Yr Pass Thru	4.500	08-20-46	381,232	400,919
30 Yr Pass Thru	4.500	09-20-46	40,583	42,717
30 Yr Pass Thru	4.500	11-20-46	50,988	53,765
30 Yr Pass Thru	4.500	07-20-47	936,385	978,011
30 Yr Pass Thru	4.500	08-20-47	1,101,286	1,148,177
30 Yr Pass Thru (B)	5.000	TBA	755,000	794,151
30 Yr Pass Thru	5.000	06-20-33	8,116	8,668
30 Yr Pass Thru	5.000	08-15-33	8,008	8,574
30 Yr Pass Thru	5.000	08-20-33	15,908	16,991
30 Yr Pass Thru	5.000	09-15-33	74,554	79,825
30 Yr Pass Thru	5.000	11-15-33	13,333	14,268
30 Yr Pass Thru	5.000	02-15-34	16,903	18,085
30 Yr Pass Thru	5.000	04-15-34	7,474	8,005
30 Yr Pass Thru	5.000	10-15-34	2,102	2,250
30 Yr Pass Thru	5.000	12-20-34	6,537	6,997
30 Yr Pass Thru	5.000	11-15-35	26,717	28,632
30 Yr Pass Thru	5.000	12-20-35	76,373	81,816
30 Yr Pass Thru	5.000	01-20-36	20,240	21,689
30 Yr Pass Thru	5.000	05-20-36	4,642	4,975
30 Yr Pass Thru	5.000	04-20-38	31,602	33,953
30 Yr Pass Thru	5.000	10-15-39	41,124	43,986
30 Yr Pass Thru	5.000	10-20-39	491,080	525,264
30 Yr Pass Thru	5.000	11-15-39	263,288	285,318
30 Yr Pass Thru	5.000	02-20-40	7,178	7,678
30 Yr Pass Thru	5.000	05-20-40	561,540	591,033
30 Yr Pass Thru	5.000	06-15-40	276,323	296,539
30 Yr Pass Thru	5.000	06-20-40	135,825	145,280
30 Yr Pass Thru	5.000	08-20-40	65,138	69,672
30 Yr Pass Thru	5.000	09-20-40	81,435	87,103
30 Yr Pass Thru	5.000	10-20-40	17,071	18,259
30 Yr Pass Thru	5.000	03-20-41	342,453	366,966
12	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	5.000	04-20-41	123,566	$132,128
30 Yr Pass Thru	5.000	08-20-42	105,600	113,555
30 Yr Pass Thru	5.000	12-20-45	318,764	335,506
30 Yr Pass Thru	5.000	06-20-47	75,696	79,909
30 Yr Pass Thru	5.000	07-20-47	174,042	183,183
30 Yr Pass Thru	5.000	08-20-47	978,723	1,031,961
30 Yr Pass Thru	5.000	09-20-47	621,479	655,090
30 Yr Pass Thru	5.000	10-20-47	182,986	192,883
30 Yr Pass Thru	5.000	11-20-47	732,464	772,307
30 Yr Pass Thru	5.000	12-20-47	392,195	413,406
30 Yr Pass Thru	5.000	01-20-48	268,081	282,580
30 Yr Pass Thru	5.000	04-20-48	334,329	352,410
30 Yr Pass Thru	5.500	02-15-29	906	977
30 Yr Pass Thru	5.500	03-15-29	1,164	1,249
30 Yr Pass Thru	5.500	10-20-32	31,746	34,198
30 Yr Pass Thru	5.500	11-20-32	2,099	2,261
30 Yr Pass Thru	5.500	12-20-32	668	720
30 Yr Pass Thru	5.500	02-20-33	276,671	298,236
30 Yr Pass Thru	5.500	04-15-33	141,802	154,830
30 Yr Pass Thru	5.500	04-20-33	1,593	1,718
30 Yr Pass Thru	5.500	05-20-33	4,203	4,533
30 Yr Pass Thru	5.500	06-20-33	2,747	2,963
30 Yr Pass Thru	5.500	07-15-33	249,256	272,666
30 Yr Pass Thru	5.500	07-20-33	180,451	194,595
30 Yr Pass Thru	5.500	08-20-33	3,924	4,233
30 Yr Pass Thru	5.500	09-15-33	34,950	38,037
30 Yr Pass Thru	5.500	09-20-33	14,141	15,256
30 Yr Pass Thru	5.500	10-20-33	1,786	1,928
30 Yr Pass Thru	5.500	11-20-33	5,144	5,551
30 Yr Pass Thru	5.500	12-15-33	191,637	209,770
30 Yr Pass Thru	5.500	12-20-33	2,067	2,232
30 Yr Pass Thru	5.500	02-20-34	7,617	8,223
30 Yr Pass Thru	5.500	04-20-34	2,820	3,045
30 Yr Pass Thru	5.500	05-20-34	31,788	34,335
30 Yr Pass Thru	5.500	07-20-34	34,738	37,523
30 Yr Pass Thru	5.500	10-20-34	94,177	101,820
30 Yr Pass Thru	5.500	02-20-35	28,189	30,488
30 Yr Pass Thru	5.500	05-20-35	1,801	1,949
30 Yr Pass Thru	5.500	07-20-35	77,584	83,999
30 Yr Pass Thru	5.500	08-20-35	22,615	24,487
30 Yr Pass Thru	5.500	10-20-35	1,681	1,820
30 Yr Pass Thru	5.500	01-20-36	72,419	78,468
30 Yr Pass Thru	5.500	02-20-36	1,250	1,354
30 Yr Pass Thru	5.500	04-20-36	18,481	20,033
30 Yr Pass Thru	5.500	10-15-38	150,617	164,736
30 Yr Pass Thru	5.500	01-20-40	215,230	232,188
30 Yr Pass Thru	5.500	10-20-40	792	858
30 Yr Pass Thru	5.500	03-20-44	95,379	103,385
30 Yr Pass Thru	6.000	04-20-28	6,295	6,852
30 Yr Pass Thru	6.000	01-20-32	2,841	3,137
30 Yr Pass Thru	6.000	08-15-33	18,006	20,003
30 Yr Pass Thru	6.000	01-20-34	1,342	1,490
30 Yr Pass Thru	6.000	07-15-34	66,923	74,414
30 Yr Pass Thru	6.000	08-20-34	22,369	24,887
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	13

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	09-20-34	1,421	$1,581
30 Yr Pass Thru	6.000	03-15-36	31,125	34,834
30 Yr Pass Thru	6.000	04-15-36	90,304	101,014
30 Yr Pass Thru	6.000	07-15-36	41,457	46,305
30 Yr Pass Thru	6.000	12-20-36	27,536	30,601
30 Yr Pass Thru	6.000	11-15-37	2,439	2,730
30 Yr Pass Thru	6.000	01-15-38	898	1,004
30 Yr Pass Thru	6.000	03-15-38	824	924
30 Yr Pass Thru	6.000	09-20-38	48,090	53,402
30 Yr Pass Thru	6.000	12-15-38	174,074	195,215
30 Yr Pass Thru	6.000	12-20-38	167,046	185,609
30 Yr Pass Thru	6.000	02-20-39	5,942	6,601
30 Yr Pass Thru	6.500	05-15-24	5,210	5,590
30 Yr Pass Thru	6.500	03-15-26	244	269
30 Yr Pass Thru	6.500	03-20-26	1,793	1,951
30 Yr Pass Thru	6.500	04-15-26	106	109
30 Yr Pass Thru	6.500	05-15-26	1,351	1,480
30 Yr Pass Thru	6.500	01-15-27	434	475
30 Yr Pass Thru	6.500	01-15-28	1,512	1,670
30 Yr Pass Thru	6.500	04-15-28	446	494
30 Yr Pass Thru	6.500	05-15-28	2,137	2,375
30 Yr Pass Thru	6.500	06-15-28	1,063	1,174
30 Yr Pass Thru	6.500	08-15-28	1,283	1,406
30 Yr Pass Thru	6.500	09-15-28	1,508	1,683
30 Yr Pass Thru	6.500	10-15-28	973	1,087
30 Yr Pass Thru	6.500	10-20-28	3,254	3,610
30 Yr Pass Thru	6.500	02-15-29	1,603	1,791
30 Yr Pass Thru	6.500	02-20-29	20,949	23,251
30 Yr Pass Thru	6.500	03-15-29	536	602
30 Yr Pass Thru	6.500	04-15-29	115	120
30 Yr Pass Thru	6.500	04-20-29	175	195
30 Yr Pass Thru	6.500	07-15-29	1,144	1,282
30 Yr Pass Thru	6.500	05-15-31	213	240
30 Yr Pass Thru	6.500	06-15-31	2,388	2,690
30 Yr Pass Thru	6.500	08-15-31	902	1,016
30 Yr Pass Thru	6.500	08-20-31	132,137	148,323
30 Yr Pass Thru	6.500	10-20-31	22,851	25,681
30 Yr Pass Thru	6.500	08-15-32	1,968	2,217
30 Yr Pass Thru	6.500	09-20-32	53,028	59,474
30 Yr Pass Thru	6.500	02-15-33	22,320	25,300
30 Yr Pass Thru	6.500	03-15-33	3,587	4,075
30 Yr Pass Thru	6.500	12-20-33	1,893	2,128
30 Yr Pass Thru	7.000	12-20-23	208	225
30 Yr Pass Thru	7.000	01-15-24	1,647	1,774
30 Yr Pass Thru	7.000	04-15-24	855	931
30 Yr Pass Thru	7.000	05-15-24	262	286
30 Yr Pass Thru	7.000	06-15-24	197	213
30 Yr Pass Thru	7.000	07-15-24	671	732
30 Yr Pass Thru	7.000	08-15-24	701	733
30 Yr Pass Thru	7.000	01-15-26	190	211
30 Yr Pass Thru	7.000	02-15-26	574	636
30 Yr Pass Thru	7.000	04-15-26	86	95
30 Yr Pass Thru	7.000	05-15-26	237	263
30 Yr Pass Thru	7.000	10-15-26	186	206
14	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	7.000	03-15-27		804	$883
30 Yr Pass Thru	7.000	08-15-27		595	671
30 Yr Pass Thru	7.000	11-15-27		486	546
30 Yr Pass Thru	7.000	01-15-28		3,412	3,840
30 Yr Pass Thru	7.000	01-20-28		437	489
30 Yr Pass Thru	7.000	04-15-28		7,914	8,941
30 Yr Pass Thru	7.000	05-15-28		1,036	1,169
30 Yr Pass Thru	7.000	05-20-28		873	980
30 Yr Pass Thru	7.000	06-15-28		2,514	2,832
30 Yr Pass Thru	7.000	07-15-28		17,068	19,163
30 Yr Pass Thru	7.000	08-15-28		724	823
30 Yr Pass Thru	7.000	09-15-28		93	104
30 Yr Pass Thru	7.000	10-15-28		2,229	2,515
30 Yr Pass Thru	7.000	11-15-28		1,319	1,489
30 Yr Pass Thru	7.000	11-20-28		944	1,065
30 Yr Pass Thru	7.000	01-15-29		886	1,008
30 Yr Pass Thru	7.000	03-15-29		489	549
30 Yr Pass Thru	7.000	04-15-29		1,045	1,178
30 Yr Pass Thru	7.000	05-15-29		175	198
30 Yr Pass Thru	7.000	06-20-29		494	556
30 Yr Pass Thru	7.000	07-15-29		1,148	1,291
30 Yr Pass Thru	7.000	08-15-29		10,684	12,120
30 Yr Pass Thru	7.000	08-20-29		3,106	3,505
30 Yr Pass Thru	7.000	10-20-29		722	814
30 Yr Pass Thru	7.000	08-20-30		997	1,136
30 Yr Pass Thru	7.000	10-20-30		2,745	3,130
30 Yr Pass Thru	7.000	02-20-31		533	605
30 Yr Pass Thru	7.000	04-15-31		669	763
30 Yr Pass Thru	7.000	04-20-31		1,244	1,413
30 Yr Pass Thru	7.000	05-20-31		872	990
30 Yr Pass Thru	7.000	07-15-31		63,473	72,340
30 Yr Pass Thru	7.000	07-20-31		768	872
30 Yr Pass Thru	7.000	08-15-31		958	1,092
30 Yr Pass Thru	7.000	09-15-31		2,758	3,154
30 Yr Pass Thru	7.000	11-15-31		873	996
30 Yr Pass Thru	7.000	12-15-31		866	975
30 Yr Pass Thru	7.000	02-15-32		427	491
30 Yr Pass Thru	7.000	05-15-32		391	450
30 Yr Pass Thru	7.000	07-15-32		162	186
30 Yr Pass Thru	7.000	08-15-32		653	743
30 Yr Pass Thru	7.000	01-20-34		612	700
30 Yr Pass Thru	9.250	11-15-19		134	140
30 Yr Pass Thru	9.250	12-15-19		164	171
30 Yr Pass Thru	9.750	02-15-21		708	760

30 Yr Pass Thru	10.250	11-15-20		636	682
Foreign government obligations 13.3%					$113,921,720
(Cost $115,899,408)
Albania 0.0%					127,789
Republic of Albania	5.750	11-12-20	EUR	100,000	127,789
Argentina 0.6%					4,834,218
Provincia de Buenos Aires (D)	7.875	06-15-27		150,000	142,209
Provincia de Buenos Aires (D)	9.125	03-16-24		150,000	152,402
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	15

	Rate (%)	Maturity date		Par value^	Value
Argentina (continued)
Provincia de Buenos Aires (Argentina Deposit Rate Badlar Private Banks + 3.830%) (C)	32.525	05-31-22	ARS	1,963,000	$73,845
Republic of Argentina	3.375	01-15-23	EUR	280,000	307,431
Republic of Argentina	5.250	01-15-28	EUR	100,000	106,295
Republic of Argentina	5.625	01-26-22		310,000	297,138
Republic of Argentina	5.875	01-11-28		545,000	476,335
Republic of Argentina	6.875	04-22-21		150,000	151,500
Republic of Argentina	7.125	07-06-36		200,000	174,900
Republic of Argentina (D)	7.125	06-28-99		253,000	210,372
Republic of Argentina	7.500	04-22-26		1,430,000	1,409,994
Republic of Argentina	8.280	12-31-33		1,086,579	1,088,220
Republic of Argentina (2.500% to 3-31-19, then 3.750% to 3-31-29, then 5.250% thereafter)	2.500	12-31-38		200,000	121,102
Republic of Argentina, GDP-Linked Note (E)	4.416*	12-15-35		1,725,000	122,475
Australia 0.1%					1,220,084
Commonwealth of Australia	3.000	03-21-47	AUD	390,000	284,220
New South Wales Treasury Corp.	4.000	04-20-23	AUD	680,000	549,107
New South Wales Treasury Corp.	4.000	05-20-26	AUD	473,000	386,757
Austria 0.0%					234,986
Republic of Austria (D)	3.800	01-26-62	EUR	117,000	234,986
Bahamas 0.1%					989,800
Commonwealth of Bahamas (D)	6.000	11-21-28		980,000	989,800
Belgium 0.1%					753,186
Kingdom of Belgium (D)	4.250	03-28-41	EUR	319,000	579,211
Kingdom of Belgium (D)	5.000	03-28-35	EUR	94,000	173,975
Bermuda 0.0%					305,169
Government of Bermuda (D)	4.138	01-03-23		200,000	201,254
Government of Bermuda (D)	5.603	07-20-20		100,000	103,915
Brazil 0.8%					6,968,541
Federative Republic of Brazil	5.000	01-27-45		200,000	161,800
Federative Republic of Brazil	5.625	01-07-41		190,000	168,815
Federative Republic of Brazil	6.000	04-07-26		200,000	208,500
Federative Republic of Brazil	6.000	05-15-45	BRL	324,000	278,093
Federative Republic of Brazil	10.000	01-01-21	BRL	8,831,000	2,525,032
Federative Republic of Brazil	10.000	01-01-23	BRL	6,000,000	1,653,369
Federative Republic of Brazil	10.000	01-01-25	BRL	5,901,000	1,574,681
Federative Republic of Brazil	10.000	01-01-27	BRL	1,531,000	398,251
Canada 0.2%					1,305,802
Government of Canada	3.500	12-01-45	CAD	293,000	283,392
Province of Manitoba	3.050	05-14-24		60,000	59,397
Province of Ontario	2.500	09-10-21		560,000	551,543
Province of Ontario	2.600	06-02-25	CAD	125,000	95,482
Province of Ontario	3.500	06-02-43	CAD	54,000	44,870
Province of Quebec	5.000	12-01-38	CAD	270,000	271,118
Chile 0.4%					3,610,124
Republic of Chile	4.500	03-01-21	CLP	730,000,000	1,197,864
Republic of Chile	4.500	03-01-26	CLP	1,505,000,000	2,412,260
Colombia 0.5%					3,917,649
Republic of Colombia	5.000	06-15-45		450,000	434,250
Republic of Colombia	5.625	02-26-44		200,000	210,500
16	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Colombia (continued)
Republic of Colombia	6.000	04-28-28	COP	3,138,400,000	$1,037,546
Republic of Colombia	6.125	01-18-41		100,000	110,900
Republic of Colombia	7.500	08-26-26	COP	4,590,400,000	1,689,700
Republic of Colombia	10.000	07-24-24	COP	1,051,600,000	434,753
Cyprus 0.2%					1,324,199
Republic of Cyprus	2.750	06-27-24	EUR	40,000	46,991
Republic of Cyprus	3.750	07-26-23	EUR	333,000	415,030
Republic of Cyprus	3.875	05-06-22	EUR	414,000	519,069
Republic of Cyprus	4.250	11-04-25	EUR	272,000	343,109
Czech Republic 0.1%					624,300
Government of Czech Republic	1.000	06-26-26	CZK	5,700,000	242,350
Government of Czech Republic	3.625	04-14-21	EUR	176,000	227,390
Government of Czech Republic	3.875	05-24-22	EUR	115,000	154,560
Dominican Republic 0.1%					456,849
Government of Dominican Republic	6.850	01-27-45		460,000	456,849
Egypt 0.1%					910,354
Arab Republic of Egypt (D)	7.500	01-31-27		260,000	271,079
Arab Republic of Egypt (D)	8.500	01-31-47		605,000	639,275
El Salvador 0.1%					950,950
Republic of El Salvador (D)	6.375	01-18-27		260,000	245,700
Republic of El Salvador (D)	8.625	02-28-29		620,000	672,700
Republic of El Salvador	8.625	02-28-29		30,000	32,550
France 0.2%					2,120,156
Government of France (D)	1.750	05-25-66	EUR	4,000	4,669
Government of France	3.250	05-25-45	EUR	1,201,000	1,951,742
Government of France	5.750	10-25-32	EUR	85,000	163,745
Ghana 0.2%					1,889,378
Republic of Ghana	8.125	01-18-26		1,600,000	1,686,414
Republic of Ghana (D)	8.627	06-16-49		200,000	202,964
Grenada 0.0%					63,937
Government of Grenada	7.000	05-12-30		68,749	63,937
Hungary 0.1%					1,248,421
Republic of Hungary	3.000	10-27-27	HUF	315,410,000	1,143,380
Republic of Hungary	6.000	11-24-23	HUF	23,760,000	105,041
India 0.4%					3,579,950
National Highways Authority of India	7.300	05-18-22	INR	10,000,000	147,418
Republic of India	6.970	09-06-26	INR	30,000,000	416,564
Republic of India	7.160	05-20-23	INR	53,400,000	766,889
Republic of India	7.800	04-11-21	INR	38,700,000	574,991
Republic of India	8.120	12-10-20	INR	10,000,000	149,712
Republic of India	8.200	09-24-25	INR	27,000,000	403,826
Republic of India	8.400	07-28-24	INR	53,100,000	801,377
Republic of India	8.600	06-02-28	INR	20,850,000	319,173
Indonesia 0.8%					7,017,643
Perusahaan Penerbit SBSN Indonesia III	4.325	05-28-25		375,000	371,719
Perusahaan Penerbit SBSN Indonesia III	4.350	09-10-24		500,000	499,500
Perusahaan Penerbit SBSN Indonesia III	4.550	03-29-26		200,000	200,270
Republic of Indonesia	2.950	01-11-23		200,000	190,962
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	17

	Rate (%)	Maturity date		Par value^	Value
Indonesia (continued)
Republic of Indonesia	3.750	06-14-28	EUR	422,000	$556,032
Republic of Indonesia	4.625	04-15-43		220,000	207,401
Republic of Indonesia	5.250	01-17-42		300,000	305,265
Republic of Indonesia	5.625	05-15-23	IDR	3,200,000,000	215,905
Republic of Indonesia	6.125	05-15-28	IDR	21,154,000,000	1,435,640
Republic of Indonesia	7.000	05-15-27	IDR	3,210,000,000	229,863
Republic of Indonesia	8.250	06-15-32	IDR	3,095,000,000	234,540
Republic of Indonesia	8.250	05-15-36	IDR	3,665,000,000	276,952
Republic of Indonesia	8.375	03-15-24	IDR	4,810,000,000	364,195
Republic of Indonesia	8.750	05-15-31	IDR	8,145,000,000	643,737
Republic of Indonesia	9.500	07-15-31	IDR	6,480,000,000	541,580
Republic of Indonesia	9.500	05-15-41	IDR	4,682,000,000	381,313
Republic of Indonesia	10.000	09-15-24	IDR	4,440,000,000	362,769
Ireland 0.2%					1,348,567
Republic of Ireland	1.000	05-15-26	EUR	438,000	524,972
Republic of Ireland	4.500	04-18-20	EUR	166,000	212,236
Republic of Ireland	5.400	03-13-25	EUR	394,000	611,359
Israel 0.2%					1,821,748
Government of Israel	1.500	01-18-27	EUR	230,000	271,305
Government of Israel	1.750	08-31-25	ILS	3,877,000	1,118,808
Government of Israel	4.125	01-17-48		200,000	186,370
Government of Israel	4.625	03-18-20	EUR	194,000	245,265
Italy 0.6%					4,963,254
Republic of Italy	0.900	08-01-22	EUR	649,000	726,331
Republic of Italy	2.000	12-01-25	EUR	515,000	581,570
Republic of Italy	2.000	02-01-28	EUR	400,000	436,142
Republic of Italy	4.500	03-01-24	EUR	439,000	572,340
Republic of Italy	4.750	09-01-21	EUR	694,000	889,853
Republic of Italy	5.000	03-01-22	EUR	282,000	366,771
Republic of Italy	5.500	09-01-22	EUR	1,045,000	1,390,247
Ivory Coast 0.0%					341,330
Republic of Ivory Coast	5.750	12-31-32		363,825	341,330
Jamaica 0.1%					700,728
Government of Jamaica	7.875	07-28-45		200,000	225,250
Government of Jamaica	8.000	03-15-39		420,000	475,478
Japan 1.1%					9,246,920
Government of Japan	0.100	06-20-21	JPY	104,300,000	965,645
Government of Japan	0.600	06-20-37	JPY	30,300,000	285,180
Government of Japan	0.700	03-20-37	JPY	100,200,000	961,094
Government of Japan	1.200	12-20-34	JPY	203,700,000	2,129,318
Government of Japan	1.400	09-20-34	JPY	112,350,000	1,207,034
Government of Japan	1.400	03-20-55	JPY	23,600,000	256,737
Government of Japan	1.700	09-20-44	JPY	75,100,000	862,105
Government of Japan	2.200	09-20-39	JPY	12,850,000	157,023
Government of Japan	2.500	09-20-37	JPY	85,900,000	1,083,434
Government of Japan, CPI Linked Bond	0.100	03-10-24	JPY	33,024,000	316,625
Government of Japan, CPI Linked Bond	0.100	09-10-24	JPY	44,477,200	428,070
Government of Japan, CPI Linked Bond	0.100	03-10-25	JPY	61,667,800	594,655
Lebanon 0.2%					1,403,725
Republic of Lebanon	5.800	04-14-20		100,000	96,134
18	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Lebanon (continued)
Republic of Lebanon	6.600	11-27-26		230,000	$194,368
Republic of Lebanon	6.650	04-22-24		375,000	335,207
Republic of Lebanon	6.850	03-23-27		925,000	778,016
Malaysia 0.4%					3,375,059
Government of Malaysia	4.160	07-15-21	MYR	400,000	101,569
Government of Malaysia	4.232	06-30-31	MYR	947,000	227,644
Government of Malaysia	4.390	07-07-23	MYR	2,040,000	520,850
Government of Malaysia	4.392	04-15-26	MYR	3,970,000	1,002,723
Government of Malaysia	4.498	04-15-30	MYR	790,000	194,359
Government of Malaysia	4.736	03-15-46	MYR	5,095,000	1,235,192
Government of Malaysia	4.935	09-30-43	MYR	370,000	92,722
Mexico 0.7%					5,829,776
Government of Mexico	3.750	01-11-28		500,000	469,250
Government of Mexico	4.000	10-02-23		84,000	84,126
Government of Mexico	4.125	01-21-26		200,000	198,000
Government of Mexico	4.600	01-23-46		445,000	401,835
Government of Mexico	4.750	03-08-44		310,000	286,595
Government of Mexico	6.500	06-10-21	MXN	19,900,000	964,326
Government of Mexico	7.500	06-03-27	MXN	8,952,000	440,139
Government of Mexico	7.750	05-29-31	MXN	32,630,000	1,621,091
Government of Mexico	7.750	11-13-42	MXN	2,910,000	142,964
Government of Mexico	8.000	06-11-20	MXN	16,353,000	825,388
Government of Mexico	8.500	05-31-29	MXN	6,350,000	334,090
Government of Mexico	10.000	12-05-24	MXN	1,110,000	61,972
Mongolia 0.1%					586,565
Government of Mongolia	5.125	12-05-22		200,000	192,277
Government of Mongolia	10.875	04-06-21		350,000	394,288
Morocco 0.0%					255,253
Kingdom of Morocco	4.500	10-05-20	EUR	200,000	255,253
Nigeria 0.0%					197,055
Federal Republic of Nigeria (D)	6.500	11-28-27		200,000	197,055
Norway 0.0%					94,878
Government of Norway (D)	3.000	03-14-24	NOK	714,000	94,878
Oman 0.1%					843,863
Sultanate of Oman (D)	4.750	06-15-26		400,000	373,735
Sultanate of Oman	4.750	06-15-26		300,000	280,295
Sultanate of Oman (D)	6.750	01-17-48		200,000	189,833
Peru 0.1%					1,110,645
Republic of Peru (D)	6.150	08-12-32	PEN	2,150,000	666,449
Republic of Peru (D)	6.350	08-12-28	PEN	320,000	102,666
Republic of Peru	6.900	08-12-37	PEN	1,048,000	341,530
Philippines 0.0%					247,167
Republic of Philippines	4.950	01-15-21	PHP	13,000,000	247,167
Poland 0.2%					2,080,716
Republic of Poland	1.750	07-25-21	PLN	2,500,000	671,355
Republic of Poland	2.250	04-25-22	PLN	1,055,000	285,536
Republic of Poland	4.000	10-25-23	PLN	3,883,000	1,123,825
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	19

	Rate (%)	Maturity date		Par value^	Value
Portugal 0.1%					$989,247
Republic of Portugal (D)	3.875	02-15-30	EUR	80,000	108,992
Republic of Portugal (D)	4.100	02-15-45	EUR	202,000	283,486
Republic of Portugal (D)	4.950	10-25-23	EUR	420,000	596,769
Qatar 0.1%					809,384
Government of Qatar (D)	3.875	04-23-23		610,000	608,995
Government of Qatar (D)	4.500	04-23-28		200,000	200,389
Romania 0.3%					2,449,301
Government of Romania	3.250	03-22-21	RON	800,000	196,829
Government of Romania	4.625	09-18-20	EUR	270,000	348,024
Government of Romania	4.750	02-24-25	RON	2,065,000	517,797
Government of Romania	4.875	11-07-19	EUR	125,000	156,070
Government of Romania	5.850	04-26-23	RON	2,740,000	726,407
Government of Romania	5.950	06-11-21	RON	1,910,000	504,174
Russia 0.4%					3,473,960
Government of Russia	7.050	01-19-28	RUB	13,850,000	219,178
Government of Russia	7.100	10-16-24	RUB	9,580,000	154,136
Government of Russia	7.600	07-20-22	RUB	105,932,000	1,744,218
Government of Russia	8.150	02-03-27	RUB	62,370,000	1,056,910
Government of Russia	8.500	09-17-31	RUB	17,090,000	299,518
Saudi Arabia 0.0%					371,930
Kingdom of Saudi Arabia	3.250	10-26-26		400,000	371,930
Senegal 0.0%					184,458
Republic of Senegal (D)	6.250	05-23-33		200,000	184,458
Serbia 0.2%					1,418,560
Republic of Serbia	7.250	09-28-21		1,300,000	1,418,560
Singapore 0.0%					312,263
Republic of Singapore	3.125	09-01-22	SGD	401,000	312,263
Slovenia 0.2%					1,288,291
Republic of Slovenia	1.250	03-22-27	EUR	423,000	501,895
Republic of Slovenia	1.500	03-25-35	EUR	99,000	113,004
Republic of Slovenia	2.125	07-28-25	EUR	185,000	237,895
Republic of Slovenia	5.125	03-30-26	EUR	82,000	126,590
Republic of Slovenia (D)	5.250	02-18-24		284,000	308,907
South Africa 0.8%					6,603,728
Republic of South Africa	4.665	01-17-24		400,000	397,160
Republic of South Africa	5.375	07-24-44		200,000	182,906
Republic of South Africa	5.650	09-27-47		200,000	190,075
Republic of South Africa	5.875	09-16-25		280,000	291,550
Republic of South Africa	6.250	03-08-41		200,000	205,602
Republic of South Africa	6.500	02-28-41	ZAR	2,000,000	113,775
Republic of South Africa	7.000	02-28-31	ZAR	14,135,000	935,034
Republic of South Africa	7.750	02-28-23	ZAR	5,260,000	408,964
Republic of South Africa	8.000	01-31-30	ZAR	16,841,000	1,228,054
Republic of South Africa	8.250	03-31-32	ZAR	2,000,000	145,654
Republic of South Africa	8.500	01-31-37	ZAR	3,100,000	224,818
Republic of South Africa	10.500	12-21-26	ZAR	26,094,000	2,280,136
South Korea 0.1%					1,276,946
Republic of Korea	3.000	09-10-24	KRW	1,342,010,000	1,276,946
20	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Spain 0.2%					$1,410,080
Kingdom of Spain (D)	1.450	10-31-27	EUR	415,000	484,835
Kingdom of Spain (D)	1.500	04-30-27	EUR	570,000	674,098
Kingdom of Spain (D)	3.450	07-30-66	EUR	90,000	120,388
Kingdom of Spain (D)	5.150	10-31-44	EUR	74,000	130,759
Sri Lanka 0.1%					989,337
Republic of Sri Lanka	6.125	06-03-25		200,000	193,214
Republic of Sri Lanka (D)	6.200	05-11-27		200,000	190,656
Republic of Sri Lanka	6.250	07-27-21		300,000	304,533
Republic of Sri Lanka	6.850	11-03-25		300,000	300,934
Thailand 0.4%					3,196,047
Kingdom of Thailand	1.250	03-12-28	THB	12,400,932	365,295
Kingdom of Thailand	1.875	06-17-22	THB	16,970,000	528,101
Kingdom of Thailand	3.400	06-17-36	THB	4,800,000	152,234
Kingdom of Thailand	3.580	12-17-27	THB	1,800,000	60,166
Kingdom of Thailand	3.625	06-16-23	THB	20,740,000	694,628
Kingdom of Thailand	3.650	06-20-31	THB	13,020,000	431,093
Kingdom of Thailand	3.775	06-25-32	THB	3,901,000	130,754
Kingdom of Thailand	3.850	12-12-25	THB	9,800,000	334,562
Kingdom of Thailand	4.875	06-22-29	THB	13,430,000	499,214
Turkey 0.6%					5,216,698
Hazine Mustesarligi Varlik Kiralama AS	4.489	11-25-24		630,000	577,899
Republic of Turkey	3.250	03-23-23		300,000	268,607
Republic of Turkey	6.000	03-25-27		800,000	766,031
Republic of Turkey	6.250	09-26-22		1,350,000	1,367,607
Republic of Turkey	6.875	03-17-36		130,000	125,444
Republic of Turkey	6.875	03-17-36		175,000	168,867
Republic of Turkey	7.400	02-05-20	TRY	450,000	86,870
Republic of Turkey	9.400	07-08-20	TRY	740,000	143,752
Republic of Turkey	10.400	03-20-24	TRY	1,603,000	302,373
Republic of Turkey	10.600	02-11-26	TRY	6,565,000	1,203,536
Republic of Turkey	11.875	01-15-30		150,000	205,712
Ukraine 0.2%					1,435,492
Republic of Ukraine (D)	7.750	09-01-20		600,000	620,100
Republic of Ukraine	7.750	09-01-21		200,000	206,336
Republic of Ukraine	7.750	09-01-22		100,000	102,140
Republic of Ukraine (D)	7.750	09-01-23		212,000	214,586
Republic of Ukraine	7.750	09-01-23		150,000	151,830
Republic of Ukraine, GDP-Linked Note (D)(E)	2.277*	05-31-40		200,000	140,500
United Kingdom 0.3%					2,214,340
Government of United Kingdom	3.500	01-22-45	GBP	360,000	661,076
Government of United Kingdom	4.250	12-07-46	GBP	568,000	1,189,080
Government of United Kingdom	4.750	12-07-30	GBP	199,000	364,184
Venezuela 0.1%					493,563
Republic of Venezuela (F)	6.000	12-09-20		525,000	148,313
Republic of Venezuela (F)	7.750	10-13-19		580,000	166,750
Republic of Venezuela (F)	9.250	09-15-27		250,000	73,750
Republic of Venezuela (F)	11.750	10-21-26		250,000	75,000
Republic of Venezuela (F)	12.750	08-23-22		100,000	29,750
Vietnam 0.1%					887,361
Socialist Republic of Vietnam (D)	4.800	11-19-24		200,000	201,746
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	21

	Rate (%)	Maturity date		Par value^	Value
Vietnam (continued)
Socialist Republic of Vietnam	4.800	11-19-24		400,000	$403,492

Socialist Republic of Vietnam	6.750	01-29-20		270,000	282,123
Corporate bonds 33.2%					$284,376,077
(Cost $292,235,632)
Consumer discretionary 4.6%					39,009,057
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.250	04-01-25		745,000	735,688
Aptiv PLC	3.150	11-19-20		80,000	79,637
GKN Holdings PLC	6.750	10-28-19	GBP	13,000	18,477
Nemak SAB de CV (D)	4.750	01-23-25		205,000	193,746
Automobiles 0.3%
BMW US Capital LLC (3 month LIBOR + 0.410%) (C)(D)	2.749	04-12-21		80,000	80,268
Daimler Finance North America LLC (D)	1.750	10-30-19		150,000	147,697
Daimler Finance North America LLC (D)	2.300	02-12-21		175,000	170,598
Ford Motor Credit Company LLC	2.021	05-03-19		200,000	198,352
General Motors Company (3 month LIBOR + 0.800%) (C)	3.163	08-07-20		200,000	200,887
General Motors Financial Company, Inc.	3.100	01-15-19		85,000	85,132
General Motors Financial Company, Inc. (3 month LIBOR + 0.850%) (C)	3.187	04-09-21		55,000	55,317
Harley-Davidson Financial Services, Inc. (3 month LIBOR + 0.500%) (C)(D)	2.831	05-21-20		55,000	55,073
Hyundai Capital America (D)	1.750	09-27-19		65,000	63,726
Hyundai Capital America (D)	2.000	07-01-19		35,000	34,504
Hyundai Capital America (D)	2.500	03-18-19		110,000	109,417
Hyundai Capital America (D)	2.550	02-06-19		30,000	29,886
Nissan Motor Acceptance Corp. (D)	2.150	09-28-20		35,000	34,209
Tesla, Inc. (D)	5.300	08-15-25		1,540,000	1,335,950
Diversified consumer services 0.1%
Laureate Education, Inc. (D)	8.250	05-01-25		585,000	618,638
Verisure Midholding AB	5.750	12-01-23	EUR	100,000	115,073
Weight Watchers International, Inc. (D)	8.625	12-01-25		180,000	196,200
Hotels, restaurants and leisure 0.6%
Caesars Resort Collection LLC (D)	5.250	10-15-25		431,000	412,683
Cedar Fair LP (D)	5.375	04-15-27		112,000	111,160
Codere Finance 2 Luxembourg SA (D)	7.625	11-01-21		400,000	384,920
InterContinental Hotels Group PLC	3.875	11-28-22	GBP	100,000	144,392
International Game Technology PLC (D)	6.500	02-15-25		485,000	497,125
Intralot Capital Luxembourg SA (D)	5.250	09-15-24	EUR	100,000	109,868
LTF Merger Sub, Inc. (D)	8.500	06-15-23		325,000	338,000
Merlin Entertainments PLC (D)	5.750	06-15-26		280,000	281,926
New Red Finance, Inc. (D)	5.000	10-15-25		215,000	203,713
Royal Caribbean Cruises, Ltd.	2.650	11-28-20		20,000	19,695
Safari Holding Verwaltungs GmbH (D)	5.375	11-30-22	EUR	100,000	117,132
Scientific Games International, Inc. (D)	5.000	10-15-25		45,000	43,425
Scientific Games International, Inc.	10.000	12-01-22		570,000	611,331
Seminole Hard Rock Entertainment, Inc. (D)	5.875	05-15-21		250,000	251,175
Silversea Cruise Finance, Ltd. (D)	7.250	02-01-25		215,000	224,138
Six Flags Entertainment Corp. (D)	5.500	04-15-27		255,000	247,274
VOC Escrow, Ltd. (D)	5.000	02-15-28		265,000	249,601
Yum! Brands, Inc.	5.350	11-01-43		310,000	276,542
Yum! Brands, Inc.	6.875	11-15-37		300,000	310,500
Household durables 0.3%
DR Horton, Inc.	2.550	12-01-20		35,000	34,391
Newell Brands, Inc.	2.150	10-15-18		55,000	54,843
22	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Household durables (continued)
Shea Homes LP (D)	5.875	04-01-23		150,000	$150,938
Taylor Morrison Communities, Inc. (D)	5.875	04-15-23		200,000	202,000
Tempur Sealy International, Inc.	5.500	06-15-26		185,000	178,525
Tempur Sealy International, Inc.	5.625	10-15-23		130,000	131,300
Tupperware Brands Corp.	4.750	06-01-21		160,000	163,808
Turkiye Sise ve Cam Fabrikalari AS	4.250	05-09-20		400,000	393,631
Weekley Homes LLC (D)	6.625	08-15-25		435,000	414,338
William Lyon Homes, Inc. (D)	6.000	09-01-23		140,000	139,825
William Lyon Homes, Inc.	7.000	08-15-22		325,000	332,313
Internet and direct marketing retail 0.6%
Amazon.com, Inc. (D)	1.900	08-21-20		55,000	53,907
Amazon.com, Inc. (D)	3.875	08-22-37		390,000	388,744
Amazon.com, Inc. (D)	4.050	08-22-47		465,000	463,050
Booking Holdings, Inc.	2.375	09-23-24	EUR	100,000	124,915
Booking Holdings, Inc.	3.600	06-01-26		235,000	227,602
Booking Holdings, Inc.	3.650	03-15-25		300,000	294,299
Expedia Group, Inc.	2.500	06-03-22	EUR	100,000	123,263
Expedia Group, Inc.	3.800	02-15-28		270,000	246,368
Expedia Group, Inc.	4.500	08-15-24		165,000	165,869
Expedia Group, Inc.	5.000	02-15-26		455,000	465,177
JD.com, Inc.	3.125	04-29-21		210,000	205,387
Netflix, Inc. (D)	4.875	04-15-28		280,000	266,028
Netflix, Inc.	5.750	03-01-24		105,000	107,762
Netflix, Inc. (D)	5.875	11-15-28		365,000	368,252
QVC, Inc.	3.125	04-01-19		260,000	259,883
QVC, Inc.	4.375	03-15-23		775,000	771,227
QVC, Inc.	5.125	07-02-22		295,000	304,808
Leisure products 0.1%
Mattel, Inc. (D)	6.750	12-31-25		439,000	428,245
Media 2.5%
Altice Financing SA (D)	7.500	05-15-26		900,000	860,625
Altice Finco SA (D)	4.750	01-15-28	EUR	100,000	100,538
Altice Finco SA (D)	8.125	01-15-24		400,000	407,000
Altice France SA (D)	7.375	05-01-26		400,000	390,000
Altice Luxembourg SA (D)	7.625	02-15-25		1,160,000	1,026,612
Altice Luxembourg SA (D)	7.750	05-15-22		800,000	768,000
AMC Entertainment Holdings, Inc.	5.750	06-15-25		630,000	615,825
AMC Networks, Inc.	4.750	08-01-25		170,000	159,800
CCO Holdings LLC (D)	5.000	02-01-28		915,000	846,375
CCO Holdings LLC (D)	5.500	05-01-26		1,040,000	1,003,912
CCO Holdings LLC (D)	5.875	05-01-27		270,000	265,444
Cequel Communications Holdings I LLC (D)	7.750	07-15-25		490,000	507,150
Charter Communications Operating LLC	3.579	07-23-20		100,000	100,204
Charter Communications Operating LLC	4.464	07-23-22		50,000	51,003
Charter Communications Operating LLC	4.908	07-23-25		775,000	788,069
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22		390,000	398,288
Clear Channel Worldwide Holdings, Inc.	7.625	03-15-20		265,000	264,006
Comcast Corp.	3.150	03-01-26		315,000	296,190
Comcast Corp.	3.200	07-15-36		95,000	80,055
Comcast Corp.	3.300	02-01-27		904,000	851,774
Comcast Corp.	3.375	08-15-25		30,000	28,847
Comcast Corp.	3.900	03-01-38		221,000	202,102
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	23

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Media (continued)
CSC Holdings LLC (D)	6.625	10-15-25		200,000	$206,500
CSC Holdings LLC (D)	10.875	10-15-25		1,407,000	1,630,361
Discovery Communications LLC	2.200	09-20-19		40,000	39,597
DISH DBS Corp.	6.750	06-01-21		260,000	259,350
DISH DBS Corp.	7.750	07-01-26		335,000	288,938
EMI Music Publishing Group North America Holdings, Inc. (D)	7.625	06-15-24		100,000	108,250
Globo Comunicacao e Participacoes SA	5.125	03-31-27		200,000	191,000
iHeartCommunications, Inc. (F)	9.000	12-15-19		430,000	336,475
iHeartCommunications, Inc. (F)	9.000	09-15-22		315,000	245,700
Inter Media and Communication SpA (D)	4.875	12-31-22	EUR	100,000	116,224
MDC Partners, Inc. (D)	6.500	05-01-24		515,000	455,775
Meredith Corp. (D)	6.875	02-01-26		225,000	227,250
NBCUniversal Media LLC	5.150	04-30-20		110,000	114,289
Omnicom Group, Inc.	3.650	11-01-24		370,000	361,772
Omnicom Group, Inc.	4.450	08-15-20		55,000	56,519
Relx Capital, Inc.	3.500	03-16-23		330,000	328,131
SES Global Americas Holdings GP (D)	2.500	03-25-19		25,000	24,881
Sirius XM Radio, Inc. (D)	5.000	08-01-27		135,000	128,269
Sky PLC	1.875	11-24-23	EUR	100,000	122,805
TDF Infrastructure SAS	2.500	04-07-26	EUR	100,000	120,962
The EW Scripps Company (D)	5.125	05-15-25		125,000	118,281
The Interpublic Group of Companies, Inc.	4.000	03-15-22		25,000	25,228
The Interpublic Group of Companies, Inc.	4.200	04-15-24		475,000	479,728
Time Warner Cable LLC	6.550	05-01-37		125,000	135,624
Time Warner Cable LLC	6.750	07-01-18		25,000	25,071
Time Warner Cable LLC	7.300	07-01-38		120,000	139,271
Time Warner Cable LLC	8.250	04-01-19		230,000	239,971
Time Warner Cable LLC	8.750	02-14-19		55,000	57,151
Townsquare Media, Inc. (D)	6.500	04-01-23		350,000	315,000
Unitymedia GmbH (D)	6.125	01-15-25		495,000	510,593
Unitymedia Hessen GmbH & Company KG (D)	4.000	01-15-25	EUR	100,000	122,487
Unitymedia Hessen GmbH & Company KG (D)	5.000	01-15-25		500,000	505,625
Univision Communications, Inc. (D)	5.125	02-15-25		270,000	248,643
Viacom, Inc.	2.750	12-15-19		125,000	124,055
Viacom, Inc.	5.625	09-15-19		50,000	51,588
Videotron, Ltd. (D)	5.125	04-15-27		90,000	87,075
Virgin Media Finance PLC (D)	7.000	04-15-23	GBP	100,000	137,355
Virgin Media Secured Finance PLC (D)	5.250	01-15-26		200,000	187,500
Virgin Media Secured Finance PLC (D)	5.500	08-15-26		600,000	569,250
Virgin Media Secured Finance PLC	6.250	03-28-29	GBP	150,000	209,712
VTR Finance BV (D)	6.875	01-15-24		825,000	841,418
WPP Finance	3.750	09-19-24		315,000	307,194
Ziggo Bond Finance BV (D)	6.000	01-15-27		625,000	584,375
Multiline retail 0.0%
Dollar Tree, Inc.	3.700	05-15-23		80,000	79,713
Dollar Tree, Inc. (3 month LIBOR + 0.700%) (C)	3.055	04-17-20		95,000	95,298
Marks & Spencer PLC	4.750	06-12-25	GBP	100,000	146,417
Specialty retail 0.0%
AutoZone, Inc.	1.625	04-21-19		20,000	19,834
O'Reilly Automotive, Inc.	4.875	01-14-21		265,000	276,576
Textiles, apparel and luxury goods 0.0%
INVISTA Finance LLC (D)	4.250	10-15-19		140,000	140,384
24	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples 1.2%					$10,645,449
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		335,000	328,951
Anheuser-Busch InBev Worldwide, Inc. (3 month LIBOR + 0.740%) (C)	3.052	01-12-24		395,000	400,999
Maple Escrow Subsidiary, Inc. (D)	3.551	05-25-21		115,000	115,500
Maple Escrow Subsidiary, Inc. (D)	4.057	05-25-23		390,000	392,256
Sunshine Mid BV (D)	6.500	05-15-26	EUR	100,000	113,290
Food and staples retailing 0.1%
Albertsons Companies LLC	6.625	06-15-24		325,000	305,598
Iceland Bondco PLC	4.625	03-15-25	GBP	155,000	185,880
Inretail Pharma SA (D)	5.375	05-02-23		200,000	201,750
New Albertsons LP	7.450	08-01-29		150,000	120,000
New Albertsons LP	8.000	05-01-31		100,000	82,750
Russian Agricultural Bank OJSC	8.500	10-16-23		200,000	214,393
The Kroger Company	1.500	09-30-19		47,000	46,109
The Kroger Company	2.300	01-15-19		20,000	19,972
Food products 0.7%
Adecoagro SA (D)	6.000	09-21-27		150,000	131,250
B&G Foods, Inc.	5.250	04-01-25		405,000	380,700
Bunge, Ltd. Finance Corp.	3.250	08-15-26		20,000	18,370
Bunge, Ltd. Finance Corp.	3.500	11-24-20		41,000	41,026
Bunge, Ltd. Finance Corp.	3.750	09-25-27		523,000	496,028
Bunge, Ltd. Finance Corp.	8.500	06-15-19		71,000	74,802
Campbell Soup Company (3 month LIBOR + 0.500%) (C)	2.645	03-16-20		65,000	64,851
Campbell Soup Company (3 month LIBOR + 0.630%) (C)	2.775	03-15-21		65,000	64,989
Cargill, Inc. (D)	3.250	03-01-23		390,000	388,583
Chobani LLC (D)	7.500	04-15-25		630,000	606,375
Darling Global Finance BV (D)	3.625	05-15-26	EUR	100,000	117,328
FAGE International SA (D)	5.625	08-15-26		400,000	370,000
General Mills, Inc. (3 month LIBOR + 0.540%) (C)	2.893	04-16-21		125,000	125,248
Kraft Heinz Foods Company	4.375	06-01-46		130,000	115,339
Kraft Heinz Foods Company	5.000	07-15-35		150,000	149,602
MARB BondCo PLC (D)	7.000	03-15-24		200,000	189,250
MARB BondCo PLC	7.000	03-15-24		200,000	189,250
Marfrig Holdings Europe BV (D)	8.000	06-08-23		200,000	202,400
Mead Johnson Nutrition Company	4.125	11-15-25		65,000	66,519
Minerva Luxembourg SA (D)	6.500	09-20-26		600,000	552,000
Mriya Agro Holding PLC (D)(F)	9.450	04-19-18		300,000	21,372
Mriya Agro Holding PLC (F)	9.450	04-19-18		200,000	14,248
Mriya Agro Holding PLC (G)	12.000	12-31-18		200,000	200,000
Post Holdings, Inc. (D)	5.625	01-15-28		270,000	254,475
Post Holdings, Inc. (D)	5.750	03-01-27		155,000	149,914
Post Holdings, Inc. (D)	8.000	07-15-25		165,000	184,800
Sigma Holdco BV (D)	7.875	05-15-26		410,000	393,600
Tyson Foods, Inc.	2.250	08-23-21		45,000	43,393
Want Want China Finance, Ltd.	2.875	04-27-22		720,000	699,641
Household products 0.0%
Central Garden & Pet Company	5.125	02-01-28		265,000	247,775
Personal products 0.1%
Avon International Operations, Inc. (D)	7.875	08-15-22		225,000	224,397
Coty, Inc. (D)	6.500	04-15-26		190,000	183,113
Prestige Brands, Inc. (D)	6.375	03-01-24		220,000	216,700
Tobacco 0.1%
BAT Capital Corp. (D)	2.297	08-14-20		125,000	122,478
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	25

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Tobacco (continued)
BAT Capital Corp. (D)	2.297	08-14-20		65,000	$63,710
BAT International Finance PLC	4.000	09-04-26	GBP	100,000	145,734
Reynolds American, Inc.	2.300	06-12-18		90,000	89,995
Reynolds American, Inc.	4.000	06-12-22		135,000	136,457
Reynolds American, Inc.	4.450	06-12-25		215,000	217,492
Reynolds American, Inc.	5.850	08-15-45		120,000	133,242
Reynolds American, Inc.	8.125	06-23-19		30,000	31,555
Energy 5.6%					47,543,895
Energy equipment and services 0.3%
Archrock Partners LP	6.000	10-01-22		441,000	440,449
CSI Compressco LP	7.250	08-15-22		190,000	178,125
CSI Compressco LP (D)	7.500	04-01-25		225,000	226,125
Ensco PLC	8.000	01-31-24		452,000	450,870
Rowan Companies, Inc.	7.375	06-15-25		161,000	155,768
Transocean, Inc. (D)	7.500	01-15-26		185,000	187,544
Transocean, Inc. (D)	9.000	07-15-23		140,000	150,850
USA Compression Partners LP (D)	6.875	04-01-26		180,000	185,400
Weatherford International, Ltd.	7.750	06-15-21		530,000	537,950
Weatherford International, Ltd.	9.875	02-15-24		60,000	59,100
Oil, gas and consumable fuels 5.3%
Alliance Resource Operating Partners LP (D)	7.500	05-01-25		195,000	205,725
Anadarko Petroleum Corp.	8.700	03-15-19		33,000	34,422
APT Pipelines, Ltd. (D)	3.875	10-11-22		140,000	140,041
APT Pipelines, Ltd. (D)	4.250	07-15-27		555,000	543,800
Berry Petroleum Company LLC (D)	7.000	02-15-26		245,000	249,288
Boardwalk Pipelines LP	4.450	07-15-27		205,000	201,200
Boardwalk Pipelines LP	4.950	12-15-24		455,000	467,691
Boardwalk Pipelines LP	5.950	06-01-26		590,000	640,589
Carrizo Oil & Gas, Inc.	8.250	07-15-25		185,000	197,025
Cenovus Energy, Inc.	4.250	04-15-27		345,000	331,399
Cenovus Energy, Inc.	5.700	10-15-19		100,000	102,870
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		575,000	600,156
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		450,000	496,688
Chesapeake Energy Corp.	6.125	02-15-21		180,000	181,800
Chesapeake Energy Corp.	8.000	06-15-27		135,000	133,988
China Shenhua Overseas Capital Company, Ltd.	3.125	01-20-20		235,000	233,468
Columbia Pipeline Group, Inc.	2.450	06-01-18		60,000	60,000
Columbia Pipeline Group, Inc.	3.300	06-01-20		60,000	59,866
Concho Resources, Inc.	3.750	10-01-27		95,000	91,813
Consolidated Energy Finance SA (D)	6.500	05-15-26		180,000	178,650
Consolidated Energy Finance SA (D)	6.875	06-15-25		195,000	198,900
Consolidated Energy Finance SA (3 month LIBOR + 3.750%) (C)(D)	5.875	06-15-22		150,000	149,906
Cosan Luxembourg SA (D)	7.000	01-20-27		300,000	300,003
Covey Park Energy LLC (D)	7.500	05-15-25		315,000	311,850
Crestwood Midstream Partners LP	6.250	04-01-23		245,000	249,288
CrownRock LP (D)	5.625	10-15-25		480,000	466,810
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (H)	7.375	12-15-22		260,000	250,250
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (D)	5.850	05-21-43		45,000	41,612
DCP Midstream Operating LP (D)	6.750	09-15-37		407,000	434,981
DCP Midstream Operating LP	8.125	08-16-30		145,000	174,000
26	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
DCP Midstream Operating LP (D)	9.750	03-15-19	175,000	$184,095
Enable Midstream Partners LP	2.400	05-15-19	40,000	39,738
Enbridge Energy Partners LP	7.375	10-15-45	420,000	552,952
Enbridge Energy Partners LP	9.875	03-01-19	25,000	26,269
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	145,000	133,944
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77	375,000	360,000
Encana Corp.	6.500	05-15-19	120,000	123,606
Endeavor Energy Resources LP (D)	5.500	01-30-26	100,000	98,000
Endeavor Energy Resources LP (D)	5.750	01-30-28	100,000	98,250
Energy Transfer Partners LP	6.700	07-01-18	85,000	85,242
Enterprise Products Operating LLC	2.550	10-15-19	65,000	64,571
Enterprise Products Operating LLC	2.800	02-15-21	70,000	69,378
Exterran Energy Solutions LP	8.125	05-01-25	440,000	464,750
Exxon Mobil Corp. (3 month LIBOR + 0.370%) (C)	2.395	03-06-22	355,000	356,676
Frontera Energy Corp. (10.000% Cash or 14.000% PIK) (D)	10.000	11-02-21	755,000	839,938
Frontera Energy Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21	140,000	155,750
Frontera Energy Corp. (10.000% Cash or 14.000% PIK)	10.000	11-02-21	20,000	22,250
Hess Corp.	4.300	04-01-27	440,000	429,671
Hess Corp.	5.800	04-01-47	490,000	514,785
Hess Corp.	7.875	10-01-29	175,000	214,687
Indigo Natural Resources LLC (D)	6.875	02-15-26	285,000	272,175
Jagged Peak Energy LLC (D)	5.875	05-01-26	140,000	138,250
KazMunayGas National Company JSC	4.750	04-19-27	300,000	295,781
KazMunayGas National Company JSC (D)	6.375	10-24-48	370,000	377,012
Kinder Morgan Energy Partners LP	9.000	02-01-19	60,000	62,334
Kosmos Energy, Ltd. (D)	7.875	08-01-21	640,000	649,600
Kosmos Energy, Ltd. (D)	7.875	08-01-21	200,000	203,000
Marathon Oil Corp.	2.700	06-01-20	40,000	39,444
Matador Resources Company	6.875	04-15-23	475,000	496,969
MEG Energy Corp. (D)	6.500	01-15-25	563,000	564,233
Newfield Exploration Company	5.375	01-01-26	125,000	128,594
NGL Energy Partners LP	7.500	11-01-23	470,000	479,400
Noble Holding International, Ltd. (D)	7.875	02-01-26	135,000	137,531
Noble Holding International, Ltd.	8.950	04-01-45	240,000	211,200
Nostrum Oil & Gas Finance BV	8.000	07-25-22	200,000	199,220
NuStar Logistics LP	5.625	04-28-27	315,000	300,038
ONEOK Partners LP	3.200	09-15-18	170,000	170,231
ONEOK Partners LP	8.625	03-01-19	63,000	65,616
Origin Energy Finance, Ltd. (D)	3.500	10-09-18	480,000	480,346
Parsley Energy LLC (D)	5.625	10-15-27	675,000	666,563
PDC Energy, Inc. (D)	5.750	05-15-26	225,000	222,750
Pertamina Persero PT	5.625	05-20-43	850,000	831,436
Pertamina Persero PT (D)	6.450	05-30-44	200,000	218,081
Peru LNG Srl (D)	5.375	03-22-30	200,000	197,620
Petrobras Global Finance BV (D)	5.999	01-27-28	203,000	187,978
Petrobras Global Finance BV	6.850	12-31-99	365,000	317,368
Petrobras Global Finance BV	6.850	06-05-15	137,000	119,190
Petrobras Global Finance BV	7.250	03-17-44	550,000	517,000
Petrobras Global Finance BV	7.375	01-17-27	940,000	953,959
Petrobras Global Finance BV	8.750	05-23-26	1,795,000	1,987,065
Petroleos de Venezuela SA (F)	5.375	04-12-27	805,000	193,603
Petroleos de Venezuela SA (F)	6.000	05-16-24	2,005,000	453,650
Petroleos de Venezuela SA (F)	6.000	11-15-26	100,000	22,630
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	27

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos de Venezuela SA (F)	8.500	10-27-20		477,750	$406,088
Petroleos de Venezuela SA (F)	9.000	11-17-21		3,365,000	883,144
Petroleos de Venezuela SA (F)	9.750	05-17-35		180,000	46,350
Petroleos de Venezuela SA (F)	9.750	05-17-35		40,000	10,300
Petroleos de Venezuela SA (F)	12.750	02-17-22		558,000	153,450
Petroleos Mexicanos	3.750	03-15-19	EUR	100,000	119,997
Petroleos Mexicanos	4.625	09-21-23		675,000	661,770
Petroleos Mexicanos	4.875	01-24-22		245,000	246,225
Petroleos Mexicanos	4.875	02-21-28	EUR	250,000	305,168
Petroleos Mexicanos	5.125	03-15-23	EUR	335,000	430,937
Petroleos Mexicanos	5.375	03-13-22		55,000	56,370
Petroleos Mexicanos	5.500	01-21-21		130,000	133,461
Petroleos Mexicanos	5.625	01-23-46		800,000	675,440
Petroleos Mexicanos	6.375	02-04-21		375,000	391,875
Petroleos Mexicanos	6.500	03-13-27		955,000	971,522
Petroleos Mexicanos	6.500	06-02-41		1,750,000	1,631,000
Petroleos Mexicanos	6.750	09-21-47		980,000	926,668
Petroleos Mexicanos	6.875	08-04-26		300,000	316,476
Petroleos Mexicanos	7.190	09-12-24	MXN	1,000,000	44,656
Petroleos Mexicanos	7.470	11-12-26	MXN	3,030,000	134,075
Phillips 66 (3 month LIBOR + 0.600%) (C)	2.919	02-26-21		50,000	50,099
Phillips 66 (3 month LIBOR + 0.650%) (C)(D)	2.998	04-15-19		40,000	40,022
Plains All American Pipeline LP	2.600	12-15-19		15,000	14,879
Plains All American Pipeline LP	2.850	01-31-23		100,000	94,601
Plains All American Pipeline LP	3.850	10-15-23		235,000	230,733
Plains All American Pipeline LP	4.500	12-15-26		75,000	73,945
Plains All American Pipeline LP	4.650	10-15-25		55,000	55,066
Plains All American Pipeline LP	5.000	02-01-21		35,000	36,157
Plains All American Pipeline LP	5.750	01-15-20		35,000	36,324
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (H)	6.125	11-15-22		305,000	292,038
Sabine Pass Liquefaction LLC	4.200	03-15-28		610,000	592,694
Sabine Pass Liquefaction LLC	5.000	03-15-27		1,035,000	1,066,214
Sabine Pass Liquefaction LLC	5.625	02-01-21		100,000	104,800
Sabine Pass Liquefaction LLC	5.750	05-15-24		100,000	107,351
Sabine Pass Liquefaction LLC	5.875	06-30-26		100,000	108,263
Sable Permian Resources Land LLC (D)	7.125	11-01-20		250,000	170,000
Seven Generations Energy, Ltd. (D)	5.375	09-30-25		425,000	410,125
Southwestern Energy Company	6.700	01-23-25		275,000	270,875
Spectra Energy Partners LP	2.950	09-25-18		90,000	90,039
Summit Midstream Holdings LLC	5.500	08-15-22		100,000	97,500
Summit Midstream Holdings LLC	5.750	04-15-25		90,000	85,725
Summit Midstream Partners LP (9.500% to 12-15-22, then 3 month LIBOR + 7.430%) (H)	9.500	12-15-22		130,000	130,000
Sunoco LP (D)	4.875	01-15-23		245,000	233,977
Tallgrass Energy Partners LP (D)	5.500	09-15-24		310,000	311,550
Tapstone Energy LLC (D)	9.750	06-01-22		114,000	96,758
Targa Resources Partners LP	5.125	02-01-25		575,000	567,813
Transcanada Trust (4.650% to 5-18-27, then 3 month CDOR + 3.080%)	4.650	05-18-77	CAD	345,000	253,641
Transcanada Trust (5.300% to 3-15-27, then 3 month LIBOR + 3.208%)	5.300	03-15-77		565,000	537,100
Transcontinental Gas Pipe Line Company LLC (D)	4.000	03-15-28		175,000	171,770
Transcontinental Gas Pipe Line Company LLC (D)	4.600	03-15-48		250,000	242,911
TransMontaigne Partners LP	6.125	02-15-26		155,000	156,163
28	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Transportadora de Gas del Sur SA (D)	6.750	05-02-25		200,000	$192,000
Tullow Oil PLC	6.250	04-15-22		200,000	198,760
Ultrapar International SA	5.250	10-06-26		200,000	188,000
Valero Energy Corp.	6.125	02-01-20		65,000	68,109
Valero Energy Corp.	9.375	03-15-19		55,000	57,754
Western Gas Partners LP	4.000	07-01-22		375,000	373,082
Williams Partners LP	3.350	08-15-22		20,000	19,633
Williams Partners LP	4.000	09-15-25		145,000	141,831
Williams Partners LP	4.850	03-01-48		210,000	203,271
Williams Partners LP	5.250	03-15-20		55,000	56,888
Woodside Finance, Ltd. (D)	3.650	03-05-25		485,000	471,660
Woodside Finance, Ltd. (D)	3.700	09-15-26		422,000	407,655
Woodside Finance, Ltd. (D)	3.700	03-15-28		693,000	666,770
WPX Energy, Inc.	8.250	08-01-23		433,000	491,455
YPF SA (D)	8.500	03-23-21		280,000	292,600
YPF SA	8.500	07-28-25		635,000	647,700
YPF SA (D)	8.750	04-04-24		295,000	304,588
YPF SA	8.750	04-04-24		150,000	154,875
YPF SA (Argentina Deposit Rate Badlar Private Banks + 4.000%) (C)(D)	27.540	07-07-20		65,000	38,480
Financials 7.4%					63,434,147
Banks 4.2%
ABN AMRO Bank NV (D)	2.100	01-18-19		200,000	199,203
ANZ New Zealand International, Ltd. (D)	2.750	01-22-21		205,000	202,242
Banco Bilbao Vizcaya Argentaria SA	3.000	10-20-20		405,000	402,097
Banco Bilbao Vizcaya Argentaria SA	3.500	02-10-27	EUR	100,000	121,378
Banco de Credito del Peru (D)	4.850	10-30-20	PEN	700,000	215,306
Banco de Galicia y Buenos Aires SA (8.250% to 7-19-21, then 5 Year CMT + 7.156%) (D)	8.250	07-19-26		200,000	203,706
Banco do Brasil SA (9.000% to 6-18-24, then 10 Year CMT + 6.362%) (H)	9.000	06-18-24		410,000	412,563
Banco Macro SA (6.750% to 11-4-21, then 5 Year U.S. Swap Rate + 5.463%) (D)	6.750	11-04-26		300,000	288,675
Banco Mercantil del Norte SA (7.625% to 1-10-28, then 10 Year CMT + 5.353%) (D)(H)	7.625	01-10-28		200,000	197,352
Banco Santander Chile (D)	2.500	12-15-20		150,000	145,665
Banco Santander Chile (D)	3.875	09-20-22		150,000	148,607
Banco Santander Mexico SA (8.500% to 1-20-22, then 5 Year CMT + 6.472%) (H)	8.500	01-20-22		200,000	221,000
Banco Santander SA	3.125	02-23-23		200,000	190,562
Banco Santander SA	3.125	01-19-27	EUR	100,000	120,152
Banco Santander SA	3.500	04-11-22		400,000	391,677
Banco Santander SA	3.800	02-23-28		400,000	366,515
Banco Santander SA	3.800	02-23-28		200,000	183,257
Bank of America Corp.	2.503	10-21-22		45,000	43,134
Bank of America Corp.	2.625	04-19-21		45,000	44,280
Bank of America Corp.	3.300	01-11-23		530,000	525,303
Bank of America Corp.	4.000	04-01-24		500,000	506,669
Bank of America Corp. (1.379% to 2-7-24, then 3 month EURIBOR + 1.030%)	1.379	02-07-25	EUR	100,000	117,482
Bank of America Corp. (3 month LIBOR + 0.380%) (C)	2.742	01-23-22		60,000	59,794
Bank of America Corp. (3 month LIBOR + 0.650%) (C)	2.958	10-01-21		60,000	60,376
Bank of America Corp. (3 month LIBOR + 1.160%) (C)	3.519	01-20-23		110,000	111,758
Bank of America Corp. (3.824% to 1-20-27, then 3 month LIBOR + 1.575%)	3.824	01-20-28		1,175,000	1,147,804
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	29

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Bank of America Corp. (4.244% to 4-24-37, then 3 month LIBOR + 1.814%)	4.244	04-24-38		405,000	$398,652
Bank of Montreal	1.750	09-11-19		170,000	168,083
Bank of Montreal (3 month LIBOR + 0.460%) (C)	2.802	04-13-21		70,000	70,184
Banque Federative du Credit Mutuel SA (D)	2.500	10-29-18		225,000	224,784
Barclays Bank PLC	5.140	10-14-20		750,000	771,133
Barclays PLC	1.875	12-08-23	EUR	100,000	119,181
Barclays PLC	3.684	01-10-23		295,000	289,228
Barclays PLC (7.875% to 9-15-22, then 5 Year British Pound Swap Rate + 6.099%) (H)	7.875	09-15-22	GBP	310,000	443,908
BB&T Corp.	2.150	02-01-21		80,000	78,167
BBVA Bancomer SA (D)	4.375	04-10-24		315,000	309,881
BNP Paribas SA (D)	2.950	05-23-22		200,000	194,170
BNP Paribas SA (D)	3.500	03-01-23		630,000	618,327
BNP Paribas SA (D)	3.800	01-10-24		205,000	201,444
BNP Paribas SA (7.375% to 8-19-25, then 5 Year U.S. Swap Rate + 5.150%) (H)	7.375	08-19-25		355,000	372,306
BPCE SA	2.500	12-10-18		250,000	249,775
BPCE SA (D)	3.000	05-22-22		500,000	486,241
BPCE SA (D)	3.500	10-23-27		315,000	289,894
BPCE SA (D)	4.500	03-15-25		200,000	196,522
BPCE SA (D)	4.875	04-01-26		360,000	361,679
BPCE SA (D)	5.150	07-21-24		200,000	204,922
CaixaBank SA (2.750% to 7-14-23, then 5 Year Euro Swap Rate + 2.350%)	2.750	07-14-28	EUR	600,000	699,034
CIT Group, Inc.	4.125	03-09-21		25,000	25,000
CIT Group, Inc.	5.250	03-07-25		130,000	131,950
CIT Group, Inc.	6.125	03-09-28		120,000	122,700
Citigroup, Inc.	2.050	06-07-19		35,000	34,714
Citigroup, Inc.	2.900	12-08-21		105,000	103,206
Citigroup, Inc. (2.876% to 7-24-22, then 3 month LIBOR + 0.950%)	2.876	07-24-23		395,000	381,877
Citigroup, Inc. (3 month LIBOR + 0.790%) (C)	3.127	01-10-20		115,000	115,698
Citigroup, Inc. (3 month LIBOR + 1.380%) (C)	3.688	03-30-21		50,000	51,343
Citigroup, Inc. (3.887% to 1-10-27, then 3 month LIBOR + 1.563%)	3.887	01-10-28		315,000	306,297
Citizens Bank NA	2.300	12-03-18		250,000	249,571
Cooperatieve Rabobank UA (2.500% to 5-26-21, then 5 Year Euro Swap Rate + 1.400%)	2.500	05-26-26	EUR	100,000	122,096
Cooperatieve Rabobank UA	3.950	11-09-22		250,000	249,003
Credit Agricole SA	1.875	12-20-26	EUR	100,000	117,906
Credit Agricole SA (D)	3.250	10-04-24		290,000	274,273
Credit Agricole SA (6.625% to 9-23-19, then 5 Year U.S. Swap Rate + 4.697%) (D)(H)	6.625	09-23-19		200,000	200,836
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (D)(H)	7.875	01-23-24		640,000	664,642
Dexia Credit Local SA	0.625	01-21-22	EUR	150,000	179,269
DNB Bank ASA (6.500% to 3-26-22, then 5 Year U.S. Swap Rate + 5.080%) (H)	6.500	03-26-22		590,000	604,750
DNB Boligkreditt AS	1.875	11-21-22	EUR	165,000	207,300
European Investment Bank	1.250	05-12-25	SEK	4,130,000	481,768
European Investment Bank (D)	6.950	02-06-20	IDR	1,360,000,000	96,849
European Investment Bank	8.000	04-01-20	TRY	315,000	60,320
First Niagara Financial Group, Inc.	7.250	12-15-21		25,000	27,947
Freedom Mortgage Corp. (D)	8.125	11-15-24		260,000	258,622
Freedom Mortgage Corp. (D)	8.250	04-15-25		185,000	183,613
HDFC Bank, Ltd.	8.100	03-22-25	INR	10,000,000	148,243
30	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Heta Asset Resolution AG	2.375	12-13-22	EUR	600,000	$757,574
HSBC Bank PLC	4.750	03-24-46	GBP	100,000	156,042
HSBC Holdings PLC	2.650	01-05-22		200,000	194,035
HSBC Holdings PLC	2.950	05-25-21		225,000	222,161
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (H)	6.875	06-01-21		290,000	302,325
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24		510,000	511,203
HSBC Holdings PLC (6.375% to 3-30-25, then 5 Year U.S. ISDAFIX + 4.368%) (H)	6.375	03-30-25		200,000	200,250
HSBC USA, Inc.	2.350	03-05-20		100,000	98,894
ING Bank NV (4.125% to 11-21-18, then 5 Year U.S. ISDAFIX + 2.700%)	4.125	11-21-23		200,000	200,680
ING Bank NV (3.625% to 2-25-21, then 5 Year Euro Swap Rate + 2.250%)	3.625	02-25-26	EUR	100,000	125,820
ING Groep NV (6.875% to 4-16-22, then 5 Year U.S. Swap Rate + 5.124%) (H)	6.875	04-16-22		320,000	329,924
Inter-American Development Bank	4.400	01-26-26	CAD	150,000	127,910
Inter-American Development Bank	7.000	02-04-19	IDR	800,000,000	57,051
Intesa Sanpaolo SpA	1.375	01-18-24	EUR	100,000	112,853
Intesa Sanpaolo SpA (D)	3.125	07-14-22		885,000	826,615
Intesa Sanpaolo SpA (D)	3.875	01-12-28		300,000	261,486
Intesa Sanpaolo SpA	3.928	09-15-26	EUR	100,000	119,020
Intesa Sanpaolo SpA (D)	4.375	01-12-48		635,000	510,521
Intesa Sanpaolo SpA (7.700% to 9-17-25, then 5 Year U.S. Swap Rate + 5.462%) (D)(H)	7.700	09-17-25		705,000	669,750
Islandsbanki HF	1.750	09-07-20	EUR	100,000	120,376
Itau Unibanco Holding SA (6.125% to 12-12-22, then 5 Year CMT + 3.981%) (D)(H)	6.125	12-12-22		385,000	362,940
JPMorgan Chase & Co.	3.200	06-15-26		110,000	104,356
JPMorgan Chase & Co.	3.300	04-01-26		135,000	129,149
JPMorgan Chase & Co.	3.900	07-15-25		80,000	80,073
JPMorgan Chase & Co.	4.250	10-15-20		40,000	40,971
JPMorgan Chase & Co.	4.400	07-22-20		17,000	17,479
JPMorgan Chase & Co.	4.950	03-25-20		25,000	25,886
JPMorgan Chase & Co. (3 month LIBOR + 0.550%) (C)	2.607	03-09-21		105,000	105,349
JPMorgan Chase & Co. (3 month LIBOR + 1.230%) (C)	3.589	10-24-23		890,000	908,076
JPMorgan Chase & Co. (3.540% to 5-1-27, then 3 month LIBOR + 1.380%)	3.540	05-01-28		410,000	393,681
JPMorgan Chase & Co. (3.782% to 2-1-27, then 3 month LIBOR + 1.337%)	3.782	02-01-28		210,000	205,189
JPMorgan Chase & Co. (3.882% to 7-24-37, then 3 month LIBOR + 1.360%)	3.882	07-24-38		445,000	414,821
KFW	4.700	06-02-37	CAD	90,000	85,317
KFW	6.000	08-20-20	AUD	289,000	235,666
Landsbankinn HF	1.625	03-15-21	EUR	320,000	385,041
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (H)	5.125	11-01-26		68,000	67,150
Mitsubishi UFJ Financial Group, Inc. (3 month LIBOR + 0.920%) (C)	3.249	02-22-22		65,000	65,752
Mizuho Financial Group, Inc.	3.549	03-05-23		640,000	636,592
Nordea Hypotek AB	1.000	04-08-22	SEK	2,800,000	324,536
Regions Bank (3 month LIBOR + 0.380%) (C)	2.688	04-01-21		260,000	260,024
Sberbank of Russia	3.080	03-07-19	EUR	200,000	235,978
Standard Chartered PLC (D)	2.100	08-19-19		200,000	197,728
Standard Chartered PLC (4.000% to 10-21-20, then 5 Year Euro Swap Rate + 2.300%)	4.000	10-21-25	EUR	100,000	124,411
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	31

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Standard Chartered PLC (7.500% to 4-2-22, then 5 Year U.S. Swap Rate + 6.301%) (D)(H)	7.500	04-02-22		820,000	$837,938
Standard Chartered PLC (7.750% to 4-2-23, then 5 Year U.S. Swap Rate + 5.723%) (D)(H)	7.750	04-02-23		270,000	279,788
Sumitomo Mitsui Banking Corp.	2.514	01-17-20		250,000	247,620
Sumitomo Mitsui Trust Bank, Ltd. (D)	1.950	09-19-19		200,000	197,371
SunTrust Bank (2.590% to 1-29-20, then 3 month LIBOR + 0.297%)	2.590	01-29-21		105,000	104,239
SunTrust Banks, Inc.	2.350	11-01-18		105,000	104,908
Svenska Handelsbanken AB	3.350	05-24-21		85,000	85,350
TC Ziraat Bankasi AS	4.750	04-29-21		300,000	281,033
The Bank of East Asia, Ltd. (5.500% to 12-2-20, then 5 Year CMT + 3.834%) (H)	5.500	12-02-20		200,000	198,026
The Royal Bank of Scotland Group PLC	3.875	09-12-23		270,000	263,556
The Royal Bank of Scotland Group PLC (3.498% to 5-15-22, then 3 month LIBOR + 1.480%)	3.498	05-15-23		295,000	287,803
The Toronto-Dominion Bank (3 month LIBOR + 0.240%) (C)	2.600	01-25-21		115,000	114,710
The Toronto-Dominion Bank (3.625% to 9-15-26, then 5 Year U.S. Swap Rate + 2.205%)	3.625	09-15-31		445,000	425,388
UniCredit Bank Czech Republic & Slovakia AS	0.625	04-30-20	EUR	100,000	117,704
UniCredit SpA	2.000	03-04-23	EUR	100,000	118,420
UniCredit SpA (D)	3.750	04-12-22		470,000	451,405
UniCredit SpA (D)	4.625	04-12-27		1,170,000	1,099,554
UniCredit SpA (8.000% to 6-3-24, then 5 Year U.S. Swap Rate + 5.180%) (H)	8.000	06-03-24		690,000	655,842
Wells Fargo & Company	2.550	12-07-20		6,000	5,915
Capital markets 1.3%
CBOE Global Markets, Inc.	1.950	06-28-19		45,000	44,573
Credit Suisse AG	5.400	01-14-20		16,000	16,552
Credit Suisse Group AG (2.997% to 12-14-22, then 3 month LIBOR + 1.200%) (D)	2.997	12-14-23		250,000	240,385
Credit Suisse Group AG (7.125% to 7-29-22, then 5 Year U.S. Swap Rate + 5.108%) (H)	7.125	07-29-22		260,000	264,225
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (D)(H)	7.500	12-11-23		355,000	371,863
Credit Suisse Group Funding Guernsey, Ltd.	1.250	04-14-22	EUR	100,000	118,639
Credit Suisse Group Funding Guernsey, Ltd.	3.125	12-10-20		405,000	402,833
LPL Holdings, Inc. (D)	5.750	09-15-25		520,000	500,500
Morgan Stanley	1.375	10-27-26	EUR	100,000	113,258
Morgan Stanley	3.125	07-27-26		280,000	262,192
Morgan Stanley	3.625	01-20-27		395,000	381,167
Morgan Stanley	3.700	10-23-24		95,000	94,274
Morgan Stanley	3.750	02-25-23		1,005,000	1,008,339
Morgan Stanley	3.875	01-27-26		170,000	168,056
Morgan Stanley (3 month LIBOR + 0.550%) (C)	2.903	02-10-21		95,000	95,257
Morgan Stanley (3 month LIBOR + 0.850%) (C)	3.209	01-24-19		290,000	291,286
Morgan Stanley (3.591% to 7-22-27, then 3 month LIBOR + 1.340%)	3.591	07-22-28		255,000	243,103
Morgan Stanley (3.971% to 7-22-37, then 3 month LIBOR + 1.455%)	3.971	07-22-38		570,000	534,064
S&P Global, Inc.	2.500	08-15-18		25,000	25,003
The Charles Schwab Corp. (3 month LIBOR + 0.320%) (C)	2.651	05-21-21		75,000	74,941
The Goldman Sachs Group, Inc.	1.625	07-27-26	EUR	100,000	116,218
The Goldman Sachs Group, Inc.	1.950	07-23-19		40,000	39,650
The Goldman Sachs Group, Inc.	2.300	12-13-19		60,000	59,470
The Goldman Sachs Group, Inc.	2.750	09-15-20		15,000	14,857
The Goldman Sachs Group, Inc.	3.000	04-26-22		125,000	122,709
The Goldman Sachs Group, Inc.	3.500	11-16-26		760,000	720,679
32	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	3.850	01-26-27		585,000	$566,474
The Goldman Sachs Group, Inc.	5.375	03-15-20		30,000	31,177
The Goldman Sachs Group, Inc.	5.500	10-12-21	GBP	15,000	22,101
The Goldman Sachs Group, Inc.	5.750	01-24-22		635,000	683,264
The Goldman Sachs Group, Inc.	6.000	06-15-20		10,000	10,569
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.780%) (C)	3.139	10-31-22		35,000	34,999
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.110%) (C)	3.472	04-26-22		80,000	80,916
The Goldman Sachs Group, Inc. (3 month LIBOR + 1.770%) (C)	4.100	02-25-21		100,000	103,381
The Goldman Sachs Group, Inc. (3.272% to 9-29-24, then 3 month LIBOR + 1.201%)	3.272	09-29-25		745,000	711,502
The Goldman Sachs Group, Inc. (3.691% to 6-5-27, then 3 month LIBOR + 1.510%)	3.691	06-05-28		380,000	361,105
Thomson Reuters Corp.	3.350	05-15-26		95,000	87,453
Thomson Reuters Corp.	3.850	09-29-24		200,000	197,865
UBS AG	1.375	04-16-21	EUR	246,000	299,347
UBS Group Funding Switzerland AG (D)	3.491	05-23-23		775,000	762,967
UBS Group Funding Switzerland AG (D)	4.125	09-24-25		200,000	199,086
UBS Group Funding Switzerland AG (3 month LIBOR + 1.220%) (C)(D)	3.549	05-23-23		210,000	213,448
UBS Group Funding Switzerland AG (7.125% to 8-10-21, then 5 Year U.S. Swap Rate + 5.883%) (H)	7.125	08-10-21		310,000	320,132
Vrio Finco 1 LLC (D)	6.250	04-04-23		200,000	201,500
Consumer finance 0.6%
Ally Financial, Inc.	5.125	09-30-24		75,000	76,875
Capital One Bank USA NA	3.375	02-15-23		695,000	678,360
Capital One Bank USA NA	8.800	07-15-19		250,000	264,855
Capital One Financial Corp.	3.300	10-30-24		195,000	186,358
Capital One NA	1.850	09-13-19		265,000	261,286
DAE Funding LLC (D)	4.000	08-01-20		190,000	188,100
DAE Funding LLC (D)	4.500	08-01-22		165,000	157,575
DAE Funding LLC (D)	5.000	08-01-24		175,000	164,938
Discover Financial Services	3.750	03-04-25		420,000	405,333
Discover Financial Services	3.850	11-21-22		185,000	184,345
Discover Financial Services	3.950	11-06-24		190,000	186,434
Discover Financial Services	4.100	02-09-27		150,000	145,147
Discover Financial Services	10.250	07-15-19		245,000	262,483
Navient Corp.	6.125	03-25-24		65,000	65,163
Navient Corp.	6.500	06-15-22		155,000	160,038
Navient Corp.	7.250	09-25-23		130,000	136,825
Navient Corp.	8.000	03-25-20		250,000	265,875
Santander Consumer Finance SA	0.900	02-18-20	EUR	200,000	236,742
Springleaf Finance Corp.	5.625	03-15-23		145,000	143,188
Springleaf Finance Corp.	6.875	03-15-25		320,000	318,400
Springleaf Finance Corp.	7.125	03-15-26		120,000	119,964
Unifin Financiera SAB de CV	7.000	01-15-25		200,000	188,452
Unifin Financiera SAB de CV (8.875% to 1-29-25, then 5 Year CMT + 6.308%) (D)(H)	8.875	01-29-25		200,000	186,352
Diversified financial services 0.4%
AerCap Ireland Capital DAC	3.300	01-23-23		415,000	401,795
AerCap Ireland Capital DAC	3.500	05-26-22		150,000	147,240
AerCap Ireland Capital DAC	3.650	07-21-27		235,000	216,127
AerCap Ireland Capital DAC	3.950	02-01-22		545,000	546,126
Amigo Luxembourg SA (D)	7.625	01-15-24	GBP	100,000	135,588
Cabot Financial Luxembourg SA (D)	7.500	10-01-23	GBP	150,000	208,452
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	33

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Diversified financial services (continued)
CRCC Yuxiang, Ltd.	3.500	05-16-23		440,000	$430,895
CSCEC Finance Cayman II, Ltd.	2.900	07-05-22		450,000	434,612
Discover Bank	7.000	04-15-20		250,000	264,846
Emirates NBD Tier 1, Ltd. (5.750% to 5-30-19, then 6 Year U.S. Swap Rate + 4.513%) (H)	5.750	05-30-19		400,000	401,070
GTLK Europe DAC	5.125	05-31-24		200,000	189,883
Leeds Building Society	2.625	04-01-21	EUR	150,000	185,959
NFP Corp. (D)	6.875	07-15-25		160,000	158,000
Insurance 0.8%
Acrisure LLC (D)	7.000	11-15-25		360,000	335,700
Aflac, Inc.	3.625	11-15-24		355,000	354,932
AIA Group, Ltd. (D)	3.900	04-06-28		1,195,000	1,192,953
Alliant Holdings Intermediate LLC (D)	8.250	08-01-23		315,000	325,238
American International Group, Inc.	2.300	07-16-19		50,000	49,694
American International Group, Inc.	6.400	12-15-20		35,000	37,738
Aon Corp.	5.000	09-30-20		15,000	15,582
Aon PLC	2.800	03-15-21		110,000	108,350
Arch Capital Finance LLC	4.011	12-15-26		150,000	148,176
AXA Equitable Holdings, Inc. (D)	3.900	04-20-23		45,000	44,830
AXA SA (3.875% to 10-8-25, then 11 Year Euro Swap Rate + 3.250%) (H)	3.875	10-08-25	EUR	100,000	121,437
Cloverie PLC (7.500% to 7-24-19, then 3 month EURIBOR + 5.850%)	7.500	07-24-39	EUR	50,000	62,966
CNA Financial Corp.	5.875	08-15-20		180,000	190,188
CNO Financial Group, Inc.	5.250	05-30-25		135,000	135,675
First American Financial Corp.	4.600	11-15-24		245,000	247,514
HUB International, Ltd. (D)	7.000	05-01-26		440,000	440,158
Liberty Mutual Group, Inc. (D)	4.850	08-01-44		790,000	802,257
Lincoln National Corp.	4.000	09-01-23		20,000	20,291
Lincoln National Corp.	4.350	03-01-48		60,000	56,745
Marsh & McLennan Companies, Inc.	4.350	01-30-47		70,000	69,724
MetLife, Inc.	5.250	06-29-20	GBP	50,000	71,747
Principal Financial Group, Inc. (4.700% to 5-15-20, then 3 month LIBOR + 3.044%)	4.700	05-15-55		265,000	265,000
Principal Life Global Funding II (D)	1.500	04-18-19		45,000	44,533
Provident Companies, Inc.	7.000	07-15-18		75,000	75,382
Prudential Financial, Inc. (5.375% to 5-15-25, then 3 month LIBOR + 3.031%)	5.375	05-15-45		290,000	291,450
Reinsurance Group of America, Inc.	5.000	06-01-21		15,000	15,646
Reinsurance Group of America, Inc.	6.450	11-15-19		365,000	382,367
RSA Insurance Group PLC (5.125% to 10-10-25, then 5 Year U.K. Treasury + 3.852%)	5.125	10-10-45	GBP	100,000	144,940
Trinity Acquisition PLC	3.500	09-15-21		180,000	178,623
Unum Group	5.625	09-15-20		70,000	73,599
Willis North America, Inc.	3.600	05-15-24		315,000	305,668
XLIT, Ltd.	2.300	12-15-18		120,000	119,723
Thrifts and mortgage finance 0.1%
American Express Credit Corp.	2.200	03-03-20		110,000	108,614
Housing Development Finance Corp., Ltd.	6.875	04-30-20	INR	50,000,000	720,557
Health care 2.1%					18,110,435
Biotechnology 0.4%
AbbVie, Inc.	3.600	05-14-25		140,000	136,397
AbbVie, Inc.	4.450	05-14-46		253,000	242,656
Baxalta, Inc.	2.000	06-22-18		20,000	19,995
34	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Biotechnology (continued)
Baxalta, Inc. (3 month LIBOR + 0.780%) (C)	3.028	06-22-18		30,000	$30,000
Biogen, Inc.	2.900	09-15-20		45,000	44,823
Celgene Corp.	2.875	08-15-20		90,000	89,425
Celgene Corp.	2.875	02-19-21		50,000	49,388
Celgene Corp.	3.625	05-15-24		465,000	455,656
Celgene Corp.	3.875	08-15-25		395,000	387,054
Celgene Corp.	4.350	11-15-47		200,000	179,840
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		165,000	162,628
Shire Acquisitions Investments Ireland DAC	1.900	09-23-19		60,000	59,161
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		200,000	188,677
Shire Acquisitions Investments Ireland DAC	2.875	09-23-23		365,000	344,713
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		770,000	706,810
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26		80,000	73,582
Health care equipment and supplies 0.4%
Abbott Laboratories	2.350	11-22-19		110,000	109,373
Abbott Laboratories	2.900	11-30-21		80,000	79,062
Avantor, Inc. (D)	6.000	10-01-24		75,000	74,625
Avantor, Inc. (D)	9.000	10-01-25		335,000	345,888
Becton, Dickinson and Company	2.404	06-05-20		90,000	88,440
Becton, Dickinson and Company	2.675	12-15-19		130,000	129,281
Becton, Dickinson and Company	3.020	05-24-25	GBP	100,000	134,857
Becton, Dickinson and Company	3.363	06-06-24		270,000	260,811
Becton, Dickinson and Company	3.700	06-06-27		805,000	765,590
Becton, Dickinson and Company	3.734	12-15-24		195,000	191,167
Becton, Dickinson and Company	4.669	06-06-47		615,000	604,752
Becton, Dickinson and Company (3 month LIBOR + 0.875%) (C)	2.944	12-29-20		35,000	35,088
Hill-Rom Holdings, Inc. (D)	5.750	09-01-23		125,000	128,125
Kinetic Concepts, Inc. (D)	12.500	11-01-21		445,000	492,838
Health care providers and services 0.8%
Anthem, Inc.	2.300	07-15-18		85,000	84,976
Anthem, Inc.	2.500	11-21-20		40,000	39,396
Anthem, Inc.	3.500	08-15-24		390,000	381,296
Anthem, Inc.	3.650	12-01-27		85,000	80,999
Anthem, Inc.	4.650	01-15-43		120,000	116,722
Catholic Health Initiatives	2.600	08-01-18		120,000	120,038
Catholic Health Initiatives	2.950	11-01-22		85,000	82,406
Centene Corp.	6.125	02-15-24		100,000	105,125
Cigna Corp.	3.050	10-15-27		79,000	71,475
Community Health Systems, Inc.	6.250	03-31-23		505,000	470,913
CVS Health Corp.	3.125	03-09-20		55,000	55,071
CVS Health Corp.	3.350	03-09-21		95,000	95,184
CVS Health Corp.	3.700	03-09-23		1,150,000	1,146,702
CVS Health Corp. (3 month LIBOR + 0.630%) (C)	2.687	03-09-20		45,000	45,203
CVS Health Corp. (3 month LIBOR + 0.720%) (C)	2.777	03-09-21		45,000	45,294
DaVita, Inc.	5.000	05-01-25		425,000	402,815
DaVita, Inc.	5.125	07-15-24		425,000	414,375
Eagle Holding Company II LLC (7.625% Cash or 8.375% PIK) (D)	7.625	05-15-22		100,000	101,270
Express Scripts Holding Company	2.250	06-15-19		10,000	9,939
Express Scripts Holding Company	4.800	07-15-46		60,000	57,862
Express Scripts Holding Company (3 month LIBOR + 0.750%) (C)	3.068	11-30-20		95,000	95,074
HCA, Inc.	3.750	03-15-19		195,000	195,975
Humana, Inc.	2.625	10-01-19		75,000	74,675
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	35

	Rate (%)	Maturity date		Par value^	Value
Health care (continued)
Health care providers and services (continued)
Humana, Inc.	3.850	10-01-24		160,000	$160,123
Kaiser Foundation Hospitals	3.500	04-01-22		200,000	202,036
Medco Health Solutions, Inc.	4.125	09-15-20		60,000	61,066
MEDNAX, Inc. (D)	5.250	12-01-23		285,000	280,725
Molina Healthcare, Inc.	5.375	11-15-22		225,000	224,980
MPH Acquisition Holdings LLC (D)	7.125	06-01-24		100,000	103,750
Polaris Intermediate Corp. (8.500% Cash or 9.250% PIK) (D)	8.500	12-01-22		185,000	191,244
Surgery Center Holdings, Inc. (D)	8.875	04-15-21		225,000	230,625
Team Health Holdings, Inc. (D)	6.375	02-01-25		295,000	255,175
Tenet Healthcare Corp. (D)	5.125	05-01-25		290,000	281,300
Tenet Healthcare Corp.	6.750	06-15-23		425,000	422,344
Tenet Healthcare Corp. (D)	7.500	01-01-22		75,000	78,578
Tenet Healthcare Corp.	8.125	04-01-22		450,000	470,255
Universal Health Services, Inc. (D)	3.750	08-01-19		55,000	55,000
Health care technology 0.0%
Change Healthcare Holdings LLC (D)	5.750	03-01-25		260,000	248,625
Life sciences tools and services 0.1%
Life Technologies Corp.	6.000	03-01-20		490,000	512,528
PerkinElmer, Inc.	1.875	07-19-26	EUR	100,000	118,669
Pharmaceuticals 0.4%
Endo Finance LLC (D)	6.000	02-01-25		250,000	177,500
Endo Finance LLC (D)	7.250	01-15-22		225,000	194,906
Johnson & Johnson	1.950	11-10-20		35,000	34,420
Teva Pharmaceutical Finance Netherlands III BV	1.700	07-19-19		155,000	151,428
Teva Pharmaceutical Finance Netherlands III BV	2.200	07-21-21		5,000	4,592
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		455,000	450,413
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28		600,000	607,714
Valeant Pharmaceuticals International, Inc. (D)	5.500	11-01-25		195,000	191,344
Valeant Pharmaceuticals International, Inc. (D)	6.500	03-15-22		50,000	52,063
Valeant Pharmaceuticals International, Inc. (D)	7.000	03-15-24		564,000	590,790
Valeant Pharmaceuticals International, Inc. (D)	7.500	07-15-21		335,000	341,281
Valeant Pharmaceuticals International, Inc. (D)	9.000	12-15-25		250,000	261,563
Valeant Pharmaceuticals International, Inc. (D)	9.250	04-01-26		240,000	251,911
Industrials 2.2%					19,017,930
Aerospace and defense 0.2%
Bombardier, Inc. (D)	8.750	12-01-21		350,000	388,500
General Dynamics Corp. (3 month LIBOR + 0.290%) (C)	2.646	05-11-20		25,000	25,034
General Dynamics Corp. (3 month LIBOR + 0.380%) (C)	2.736	05-11-21		40,000	40,045
Northrop Grumman Corp.	2.080	10-15-20		115,000	112,508
Rockwell Collins, Inc.	1.950	07-15-19		30,000	29,691
StandardAero Aviation Holdings, Inc. (D)	10.000	07-15-23		885,000	955,800
TransDigm UK Holdings PLC (D)	6.875	05-15-26		200,000	204,500
Triumph Group, Inc.	7.750	08-15-25		205,000	206,538
Air freight and logistics 0.1%
Mexico City Airport Trust (D)	5.500	07-31-47		200,000	174,500
Mexico City Airport Trust	5.500	07-31-47		400,000	349,000
Park-Ohio Industries, Inc.	6.625	04-15-27		85,000	87,338
United Parcel Service, Inc.	2.500	04-01-23		35,000	33,856
Airlines 0.5%
American Airlines 2013-1 Class B Pass Through Trust (D)	5.625	01-15-21		64,452	65,580
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24		167,493	173,355
36	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Airlines (continued)
American Airlines 2014-1 Class B Pass Through Trust	4.375	04-01-24		27,900	$27,816
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24		50,564	49,502
American Airlines 2016-1 Class AA Pass Through Trust	3.575	07-15-29		190,267	185,828
American Airlines 2016-2 Class A Pass Through Trust	3.650	12-15-29		227,520	222,128
American Airlines 2016-3 Class A Pass Through Trust	3.250	04-15-30		279,610	265,963
American Airlines 2017-1 Class B Pass Through Trust	4.950	08-15-26		233,438	237,009
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31		260,000	253,947
American Airlines 2017-2 Class AA Pass Through Trust	3.350	04-15-31		100,000	96,481
Azul Investments LLP (D)	5.875	10-26-24		200,000	180,500
Continental Airlines 2012-1 Class A Pass Through Trust	4.150	10-11-25		116,856	118,015
Delta Air Lines 2009-1 Class A Pass Through Trust	7.750	06-17-21		13,622	14,367
Delta Air Lines 2010-2 Class A Pass Through Trust	4.950	11-23-20		21,937	22,193
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20		24,451	24,893
Delta Air Lines, Inc.	2.600	12-04-20		20,000	19,657
Delta Air Lines, Inc.	2.875	03-13-20		135,000	134,228
Delta Air Lines, Inc.	3.625	03-15-22		350,000	347,641
Delta Air Lines, Inc.	3.800	04-19-23		35,000	34,757
Delta Air Lines, Inc.	4.375	04-19-28		650,000	636,638
Emirates Airline	4.500	02-06-25		289,997	286,958
Southwest Airlines Company	2.750	11-06-19		110,000	109,557
United Airlines 2014-1 Class B Pass Through Trust	4.750	10-11-23		224,682	226,839
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24		347,987	350,548
US Airways 2012-2 Class A Pass Through Trust	4.625	12-03-26		175,015	179,249
US Airways 2013-1 Class A Pass Through Trust	3.950	05-15-27		182,200	182,200
Building products 0.0%
Masonite International Corp. (D)	5.625	03-15-23		125,000	128,625
Commercial services and supplies 0.2%
Advanced Disposal Services, Inc. (D)	5.625	11-15-24		150,000	150,000
Brambles USA, Inc. (D)	4.125	10-23-25		90,000	89,909
Prime Security Services Borrower LLC (D)	9.250	05-15-23		842,000	892,267
Red de Carreteras de Occidente SAPIB de CV (D)	9.000	06-10-28	MXN	2,000,000	96,528
The ADT Corp.	6.250	10-15-21		50,000	51,500
TMS International Corp. (D)	7.250	08-15-25		310,000	320,850
Construction and engineering 0.3%
Brand Industrial Services, Inc. (D)	8.500	07-15-25		245,000	250,513
CCCI Treasure, Ltd. (3.500% to 4-21-20, then 5 Year CMT + 7.192%) (H)	3.500	04-21-20		200,000	194,995
CRCC Yupeng, Ltd. (3.950% to 8-1-19, then 5 Year CMT + 7.251%) (H)	3.950	08-01-19		200,000	199,063
Eastern Creation II Investment Holdings, Ltd.	2.750	09-26-20		645,000	632,816
Heathrow Funding, Ltd. (D)	4.875	07-15-23		720,000	755,260
Kissner Holdings LP (D)	8.375	12-01-22		450,000	460,125
Transurban Finance Company Pty, Ltd.	1.875	09-16-24	EUR	200,000	244,186
Transurban Finance Company Pty, Ltd. (D)	3.375	03-22-27		170,000	157,740
Transurban Finance Company Pty, Ltd. (D)	4.125	02-02-26		50,000	49,852
Electrical equipment 0.1%
Sensata Technologies UK Financing Company PLC (D)	6.250	02-15-26		400,000	416,500
Industrial conglomerates 0.1%
Axtel SAB de CV (D)	6.375	11-14-24		200,000	192,500
Honeywell International, Inc.	1.800	10-30-19		75,000	74,195
Hutchison Whampoa International 14, Ltd.	3.625	10-31-24		250,000	246,890
Roper Technologies, Inc.	2.050	10-01-18		120,000	119,854
Roper Technologies, Inc.	3.000	12-15-20		20,000	19,914
Sigma Alimentos SA de CV	4.125	05-02-26		230,000	214,142
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	37

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Machinery 0.2%
Apex Tool Group LLC (D)	9.000	02-15-23		375,000	$363,750
CNH Industrial Capital LLC	3.375	07-15-19		42,000	42,042
CNH Industrial Capital LLC	3.875	10-15-21		85,000	84,894
CNH Industrial Capital LLC	4.375	11-06-20		20,000	20,400
Fortive Corp.	1.800	06-15-19		10,000	9,877
Grinding Media, Inc. (D)	7.375	12-15-23		50,000	52,625
PACCAR Financial Corp	3.100	05-10-21		90,000	90,210
SIG Combibloc Holdings SCA (D)	7.750	02-15-23	EUR	100,000	121,546
Stanley Black & Decker, Inc.	2.451	11-17-18		230,000	229,791
Titan International, Inc. (D)	6.500	11-30-23		200,000	201,000
Welbilt, Inc.	9.500	02-15-24		75,000	82,688
Marine 0.0%
Pelabuhan Indonesia III Persero PT	4.875	10-01-24		200,000	201,500
Professional services 0.0%
Equifax, Inc.	2.300	06-01-21		20,000	19,304
Equifax, Inc.	3.600	08-15-21		35,000	35,080
Equifax, Inc. (3 month LIBOR + 0.870%) (C)	3.139	08-15-21		45,000	45,040
Road and rail 0.1%
ERAC USA Finance LLC (D)	2.350	10-15-19		20,000	19,822
ERAC USA Finance LLC (D)	2.800	11-01-18		20,000	19,992
JB Hunt Transport Services, Inc.	2.400	03-15-19		45,000	44,873
Kansas City Southern	2.350	05-15-20		200,000	196,714
Penske Truck Leasing Company LP (D)	2.500	06-15-19		130,000	129,308
Penske Truck Leasing Company LP (D)	2.875	07-17-18		130,000	130,073
Penske Truck Leasing Company LP (D)	3.200	07-15-20		80,000	79,906
Trading companies and distributors 0.3%
Air Lease Corp.	2.125	01-15-20		95,000	93,298
Air Lease Corp.	2.500	03-01-21		20,000	19,564
Air Lease Corp.	2.750	01-15-23		190,000	181,258
Air Lease Corp.	3.625	12-01-27		215,000	199,475
American Builders & Contractors Supply Company, Inc. (D)	5.875	05-15-26		265,000	260,363
Ashtead Capital, Inc. (D)	4.125	08-15-25		200,000	187,750
Ashtead Capital, Inc. (D)	4.375	08-15-27		200,000	185,000
Avolon Holdings Funding, Ltd. (D)	5.500	01-15-23		325,000	322,156
GATX Corp.	2.375	07-30-18		90,000	90,001
GATX Corp.	2.500	07-30-19		45,000	44,697
GATX Corp.	2.600	03-30-20		90,000	89,145
H&E Equipment Services, Inc.	5.625	09-01-25		275,000	271,906
International Lease Finance Corp.	6.250	05-15-19		10,000	10,295
Park Aerospace Holdings, Ltd. (D)	4.500	03-15-23		115,000	109,538
Park Aerospace Holdings, Ltd. (D)	5.250	08-15-22		130,000	128,213
United Rentals North America, Inc.	4.875	01-15-28		95,000	89,215
Univar USA, Inc. (D)	6.750	07-15-23		320,000	330,800
Transportation infrastructure 0.1%
Autoridad del Canal de Panama (D)	4.950	07-29-35		200,000	205,000
Autostrade per l'Italia SpA	6.250	06-09-22	GBP	100,000	155,963
Burlington Northern Santa Fe LLC	5.400	06-01-41		155,000	180,014
Delhi International Airport, Ltd. (D)	6.125	10-31-26		200,000	198,264
Jasa Marga Persero Tbk PT (D)	7.500	12-11-20	IDR	3,200,000,000	227,297
Rumo Luxembourg Sarl (D)	7.375	02-09-24		200,000	206,900
38	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Information technology 2.4%					$20,729,967
Communications equipment 0.2%
CommScope Technologies LLC (D)	6.000	06-15-25		530,000	531,325
Gogo Intermediate Holdings LLC (D)	12.500	07-01-22		220,000	233,750
Hughes Satellite Systems Corp.	6.625	08-01-26		355,000	345,238
Riverbed Technology, Inc. (D)	8.875	03-01-23		220,000	206,250
ViaSat, Inc. (D)	5.625	09-15-25		180,000	168,750
Electronic equipment, instruments and components 0.2%
Arrow Electronics, Inc.	3.500	04-01-22		65,000	64,029
Arrow Electronics, Inc.	4.500	03-01-23		185,000	187,347
Avnet, Inc.	4.625	04-15-26		105,000	103,978
Avnet, Inc.	4.875	12-01-22		205,000	210,825
Keysight Technologies, Inc.	3.300	10-30-19		385,000	384,380
Keysight Technologies, Inc.	4.600	04-06-27		1,170,000	1,183,163
Internet software and services 0.7%
Alibaba Group Holding, Ltd.	2.500	11-28-19		200,000	198,819
Alibaba Group Holding, Ltd.	3.600	11-28-24		1,425,000	1,409,445
Alibaba Group Holding, Ltd.	4.000	12-06-37		300,000	284,223
Baidu, Inc.	2.750	06-09-19		200,000	199,238
Baidu, Inc.	2.875	07-06-22		310,000	300,598
Baidu, Inc.	3.875	09-29-23		720,000	720,829
Baidu, Inc.	4.375	03-29-28		395,000	396,855
eBay, Inc.	2.150	06-05-20		60,000	58,961
GTT Communications, Inc. (D)	7.875	12-31-24		175,000	175,000
Match Group, Inc.	6.375	06-01-24		170,000	177,225
Sabre GLBL, Inc. (D)	5.375	04-15-23		100,000	101,020
Tencent Holdings, Ltd. (D)	2.875	02-11-20		455,000	453,560
Tencent Holdings, Ltd.	3.800	02-11-25		325,000	324,003
Tencent Holdings, Ltd.	3.800	02-11-25		395,000	394,435
Tencent Holdings, Ltd. (D)	3.925	01-19-38		295,000	276,167
Travelport Corporate Finance PLC (D)	6.000	03-15-26		190,000	190,950
VeriSign, Inc.	4.750	07-15-27		225,000	217,688
IT services 0.2%
Alliance Data Systems Corp.	5.250	11-15-23	EUR	100,000	122,196
DXC Technology Company	2.875	03-27-20		70,000	69,603
DXC Technology Company (3 month LIBOR + 0.950%) (C)	3.250	03-01-21		140,000	140,143
Fidelity National Information Services, Inc.	2.250	08-15-21		85,000	81,981
Fidelity National Information Services, Inc.	3.625	10-15-20		20,000	20,208
Gartner, Inc. (D)	5.125	04-01-25		100,000	99,250
Sixsigma Networks Mexico SA de CV (D)	7.500	05-02-25		200,000	194,000
Vantiv LLC (D)	4.375	11-15-25		200,000	189,000
Visa, Inc.	4.300	12-14-45		320,000	337,316
Xerox Corp.	2.750	03-15-19		90,000	89,785
Xerox Corp.	5.625	12-15-19		85,000	87,556
Semiconductors and semiconductor equipment 0.4%
Broadcom Corp.	2.375	01-15-20		130,000	128,503
Broadcom Corp.	3.000	01-15-22		410,000	399,898
Broadcom Corp.	3.125	01-15-25		825,000	768,813
Broadcom Corp.	3.625	01-15-24		860,000	836,941
Broadcom Corp.	3.875	01-15-27		195,000	185,791
Microchip Technology, Inc. (D)	3.922	06-01-21		75,000	75,380
Microchip Technology, Inc. (D)	4.333	06-01-23		355,000	356,496
NXP BV (D)	4.625	06-01-23		300,000	305,940
Qorvo, Inc.	7.000	12-01-25		180,000	193,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	39

	Rate (%)	Maturity date		Par value^	Value
Information technology (continued)
Semiconductors and semiconductor equipment (continued)
QUALCOMM, Inc.	2.100	05-20-20		45,000	$44,878
Software 0.5%
Activision Blizzard, Inc.	4.500	06-15-47		423,000	416,315
AssuredPartners, Inc. (D)	7.000	08-15-25		300,000	293,250
Fair Isaac Corp. (D)	5.250	05-15-26		150,000	151,500
Microsoft Corp.	4.100	02-06-37		285,000	297,210
Microsoft Corp.	4.250	02-06-47		365,000	385,689
Oracle Corp.	2.950	11-15-24		222,000	215,393
Oracle Corp.	3.800	11-15-37		195,000	189,988
Oracle Corp.	4.000	11-15-47		290,000	283,081
RP Crown Parent LLC (D)	7.375	10-15-24		150,000	154,500
Seagate HDD Cayman	3.750	11-15-18		60,000	60,118
Solera LLC (D)	10.500	03-01-24		909,000	1,008,717
Veritas US, Inc. (D)	7.500	02-01-23		400,000	383,000
Veritas US, Inc.	7.500	02-01-23	EUR	100,000	116,554
Veritas US, Inc. (D)	10.500	02-01-24		600,000	511,500
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	1.800	11-13-19		105,000	104,111
Apple, Inc.	3.050	07-31-29	GBP	100,000	144,247
Apple, Inc.	4.250	02-09-47		690,000	707,728
Dell International LLC (D)	3.480	06-01-19		185,000	185,710
Harland Clarke Holdings Corp. (D)	6.875	03-01-20		150,000	150,750
Harland Clarke Holdings Corp. (D)	8.375	08-15-22		425,000	426,063
Harland Clarke Holdings Corp. (D)	9.250	03-01-21		185,000	184,538
Hewlett Packard Enterprise Company (D)	2.100	10-04-19		45,000	44,468
Hewlett Packard Enterprise Company	2.850	10-05-18		90,000	90,083
Materials 2.6%					22,245,680
Chemicals 0.6%
CNAC HK Finbridge Company, Ltd.	4.625	03-14-23		800,000	804,926
CVR Partners LP (D)	9.250	06-15-23		760,000	780,900
Equate Petrochemical BV	4.250	11-03-26		200,000	191,720
INEOS Group Holdings SA (D)	5.625	08-01-24		300,000	301,500
Koppers, Inc. (D)	6.000	02-15-25		75,000	76,031
Kraton Polymers LLC (D)	5.250	05-15-26	EUR	100,000	117,373
Kraton Polymers LLC (D)	7.000	04-15-25		103,000	106,090
LyondellBasell Industries NV	5.000	04-15-19		97,000	98,377
OCI NV (D)	6.625	04-15-23		455,000	467,070
Platform Specialty Products Corp. (D)	5.875	12-01-25		125,000	120,313
Platform Specialty Products Corp. (D)	6.500	02-01-22		200,000	205,000
PQ Corp. (D)	6.750	11-15-22		75,000	78,938
Solvay Finance America LLC (D)	4.450	12-03-25		420,000	431,058
Syngenta Finance NV (D)	3.933	04-23-21		310,000	309,854
Syngenta Finance NV (D)	4.441	04-24-23		400,000	399,182
Syngenta Finance NV (D)	5.676	04-24-48		275,000	259,232
The Sherwin-Williams Company	2.250	05-15-20		220,000	216,724
Construction materials 0.2%
Boral Finance Pty, Ltd. (D)	3.000	11-01-22		35,000	33,960
Boral Finance Pty, Ltd. (D)	3.750	05-01-28		365,000	351,003
Cemex SAB de CV	7.750	04-16-26		200,000	215,400
Grupo Cementos de Chihuahua SAB de CV (D)	5.250	06-23-24		200,000	196,000
Holcim US Finance Sarl & Cie SCS (D)	5.150	09-12-23		230,000	243,271
Martin Marietta Materials, Inc.	4.250	07-02-24		140,000	142,598
40	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Construction materials (continued)
Martin Marietta Materials, Inc.	4.250	12-15-47		160,000	$141,377
Martin Marietta Materials, Inc. (3 month LIBOR + 0.500%) (C)	2.702	12-20-19		45,000	45,119
Martin Marietta Materials, Inc. (3 month LIBOR + 0.650%) (C)	2.979	05-22-20		25,000	25,107
New Enterprise Stone & Lime Company, Inc. (D)	6.250	03-15-26		120,000	120,600
Summit Materials LLC (D)	5.125	06-01-25		130,000	122,200
Vulcan Materials Company	4.500	06-15-47		267,000	245,980
Vulcan Materials Company (3 month LIBOR + 0.600%) (C)	2.725	06-15-20		55,000	55,011
Vulcan Materials Company (3 month LIBOR + 0.650%) (C)	2.950	03-01-21		115,000	115,152
Containers and packaging 0.5%
ARD Finance SA (6.625% Cash or 7.375% PIK)	6.625	09-15-23	EUR	100,000	120,841
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23		825,000	825,000
Ardagh Packaging Finance PLC (D)	7.250	05-15-24		700,000	730,625
BWAY Holding Company (D)	7.250	04-15-25		470,000	461,493
Crown Cork & Seal Company, Inc.	7.375	12-15-26		100,000	108,500
Horizon Holdings I SAS	7.250	08-01-23	EUR	100,000	121,515
Horizon Parent Holdings Sarl (8.250% Cash or 9.000% PIK) (D)	8.250	02-15-22	EUR	270,000	330,161
Kleopatra Holdings 1 SCA (8.500% Cash or 9.250% PIK)	8.500	06-30-23	EUR	390,000	355,718
Packaging Corp. of America	2.450	12-15-20		40,000	39,311
Pactiv LLC	7.950	12-15-25		175,000	191,625
Reynolds Group Issuer, Inc.	5.750	10-15-20		24,228	24,349
Reynolds Group Issuer, Inc. (D)	7.000	07-15-24		410,000	420,742
Reynolds Group Issuer, Inc. (3 month LIBOR + 3.500%) (C)(D)	5.848	07-15-21		200,000	202,340
Metals and mining 1.1%
ABJA Investment Company Pte, Ltd.	5.450	01-24-28		200,000	180,001
AK Steel Corp.	6.375	10-15-25		295,000	275,088
ArcelorMittal	7.000	03-01-41		15,000	16,950
ArcelorMittal	7.250	10-15-39		465,000	539,400
Arconic, Inc.	5.870	02-23-22		205,000	214,225
Arconic, Inc.	6.150	08-15-20		300,000	313,530
Big River Steel LLC (D)	7.250	09-01-25		135,000	140,569
Carpenter Technology Corp.	5.200	07-15-21		195,000	201,180
Constellium NV (D)	4.250	02-15-26	EUR	100,000	116,200
Constellium NV (D)	5.750	05-15-24		250,000	241,250
Constellium NV (D)	6.625	03-01-25		500,000	498,125
Corp. Nacional del Cobre de Chile (D)	3.625	08-01-27		200,000	190,106
First Quantum Minerals, Ltd. (D)	7.250	05-15-22		400,000	403,000
First Quantum Minerals, Ltd. (D)	7.250	04-01-23		200,000	200,750
FMG Resources August 2006 Pty, Ltd. (D)	4.750	05-15-22		150,000	147,188
FMG Resources August 2006 Pty, Ltd. (D)	5.125	03-15-23		185,000	182,456
FMG Resources August 2006 Pty, Ltd. (D)	5.125	05-15-24		330,000	323,813
Freeport-McMoRan, Inc.	5.400	11-14-34		645,000	593,400
Freeport-McMoRan, Inc.	5.450	03-15-43		535,000	481,834
Hudbay Minerals, Inc. (D)	7.250	01-15-23		225,000	232,313
Hudbay Minerals, Inc. (D)	7.625	01-15-25		550,000	577,500
Joseph T Ryerson & Son, Inc. (D)	11.000	05-15-22		753,000	830,183
New Gold, Inc. (D)	6.375	05-15-25		498,000	494,888
Novelis Corp. (D)	6.250	08-15-24		285,000	288,591
Press Metal Labuan, Ltd.	4.800	10-30-22		200,000	187,030
Reliance Steel & Aluminum Company	4.500	04-15-23		290,000	298,920
Southern Copper Corp.	5.250	11-08-42		155,000	155,115
Southern Copper Corp.	5.375	04-16-20		20,000	20,829
Stillwater Mining Company	7.125	06-27-25		200,000	191,973
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	41

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Teck Resources, Ltd.	6.000	08-15-40		120,000	$120,300
Teck Resources, Ltd.	6.250	07-15-41		157,000	161,710
Vale Overseas, Ltd.	4.375	01-11-22		295,000	295,885
Zekelman Industries, Inc. (D)	9.875	06-15-23		475,000	521,313
Paper and forest products 0.2%
Celulosa Arauco y Constitucion SA (D)	3.875	11-02-27		510,000	475,468
Celulosa Arauco y Constitucion SA	4.500	08-01-24		200,000	200,200
Celulosa Arauco y Constitucion SA (D)	5.500	11-02-47		315,000	308,309
Celulosa Arauco y Constitucion SA	7.250	07-29-19		60,000	62,514
Mercer International, Inc. (D)	5.500	01-15-26		100,000	98,000
Norbord, Inc. (D)	6.250	04-15-23		175,000	182,922
West Fraser Timber Company, Ltd. (D)	4.350	10-15-24		335,000	333,366
Real estate 1.5%					12,628,457
Equity real estate investment trusts 1.2%
Alexandria Real Estate Equities, Inc.	3.450	04-30-25		205,000	196,385
Alexandria Real Estate Equities, Inc.	3.950	01-15-28		295,000	285,758
American Campus Communities Operating Partnership LP	3.350	10-01-20		75,000	75,040
American Campus Communities Operating Partnership LP	3.625	11-15-27		255,000	240,339
American Campus Communities Operating Partnership LP	3.750	04-15-23		185,000	185,216
American Campus Communities Operating Partnership LP	4.125	07-01-24		245,000	245,364
Boston Properties LP	2.750	10-01-26		320,000	288,283
Boston Properties LP	3.650	02-01-26		140,000	135,729
Brixmor Operating Partnership LP	3.650	06-15-24		485,000	469,286
Brixmor Operating Partnership LP	3.850	02-01-25		330,000	320,141
Brixmor Operating Partnership LP	3.875	08-15-22		205,000	204,718
Brixmor Operating Partnership LP	3.900	03-15-27		375,000	355,378
Brixmor Operating Partnership LP	4.125	06-15-26		360,000	348,796
Camden Property Trust	4.875	06-15-23		215,000	227,270
Crown Castle International Corp.	2.250	09-01-21		125,000	120,471
Crown Castle International Corp.	3.400	02-15-21		50,000	50,213
Crown Castle International Corp.	4.450	02-15-26		720,000	722,159
Crown Castle International Corp.	4.750	05-15-47		295,000	286,308
Crown Castle International Corp.	5.250	01-15-23		155,000	163,073
Crown Castle Towers LLC (D)	3.222	05-15-42		25,000	24,545
Crown Castle Towers LLC (D)	3.663	05-15-25		120,000	118,092
DCT Industrial Operating Partnership LP	4.500	10-15-23		215,000	223,070
Essex Portfolio LP	3.375	04-15-26		305,000	290,218
Essex Portfolio LP	3.625	05-01-27		155,000	149,191
HCP, Inc.	2.625	02-01-20		5,000	4,950
Highwoods Realty LP	3.625	01-15-23		165,000	162,357
Highwoods Realty LP	4.125	03-15-28		115,000	113,214
Host Hotels & Resorts LP	4.000	06-15-25		75,000	73,252
Inmobiliaria Colonial Socimi SA	2.728	06-05-23	EUR	200,000	252,069
Kimco Realty Corp.	6.875	10-01-19		40,000	41,934
MPT Operating Partnership LP	5.000	10-15-27		405,000	380,724
MPT Operating Partnership LP	5.250	08-01-26		10,000	9,700
MPT Operating Partnership LP	6.375	03-01-24		225,000	236,250
Prologis LP	2.250	06-30-29	GBP	100,000	127,379
Rayonier AM Products, Inc. (D)	5.500	06-01-24		15,000	14,175
Regency Centers LP	3.600	02-01-27		155,000	148,282
Regency Centers LP	4.125	03-15-28		195,000	193,643
Societe Fonciere Lyonnaise SA	2.250	11-16-22	EUR	200,000	249,091
42	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Real estate (continued)
Equity real estate investment trusts (continued)
VEREIT Operating Partnership LP	3.000	02-06-19		191,000	$191,042
VEREIT Operating Partnership LP	3.950	08-15-27		627,000	581,858
VEREIT Operating Partnership LP	4.600	02-06-24		245,000	245,172
VEREIT Operating Partnership LP	4.875	06-01-26		988,000	983,526
VICI Properties 1 LLC	8.000	10-15-23		165,490	183,705
WEA Finance LLC (D)	2.700	09-17-19		200,000	199,030
Real estate management and development 0.3%
Akelius Residential Property AB	1.750	02-07-25	EUR	100,000	116,214
Five Point Operating Company LP (D)	7.875	11-15-25		640,000	652,800
Greystar Real Estate Partners LLC (D)	5.750	12-01-25		137,000	133,575
IRSA Propiedades Comerciales SA (D)	8.750	03-23-23		265,000	270,178
RESIDOMO Sro (D)	3.375	10-15-24	EUR	100,000	115,916
Sun Hung Kai Properties Capital Market, Ltd.	4.500	02-14-22		695,000	718,738
The Howard Hughes Corp. (D)	5.375	03-15-25		315,000	304,369
Yanlord Land HK Company, Ltd.	6.750	04-23-23		200,000	200,271
Telecommunication services 1.8%					15,440,230
Diversified telecommunication services 0.9%
AT&T, Inc.	2.300	03-11-19		110,000	109,634
CenturyLink, Inc.	7.500	04-01-24		270,000	277,425
Frontier Communications Corp. (D)	8.500	04-01-26		135,000	130,781
Grain Spectrum Funding LLC (D)	4.000	10-10-18		505,000	505,186
GTP Acquisition Partners I LLC (D)	2.350	06-15-20		330,000	324,007
Intelsat Jackson Holdings SA	7.250	10-15-20		285,000	279,300
Intelsat Jackson Holdings SA	7.500	04-01-21		280,000	273,700
Intelsat Jackson Holdings SA (D)	9.500	09-30-22		870,000	1,005,938
Intelsat Jackson Holdings SA (D)	9.750	07-15-25		290,000	300,875
Iridium Communications, Inc. (D)	10.250	04-15-23		205,000	217,813
Level 3 Financing, Inc.	5.250	03-15-26		125,000	118,813
Level 3 Financing, Inc.	5.375	05-01-25		125,000	120,938
Radiate Holdco LLC (D)	6.875	02-15-23		180,000	171,000
SmarTone Finance, Ltd.	3.875	04-08-23		200,000	197,298
Telecom Italia Capital SA	6.999	06-04-18		109,000	109,000
Telecom Italia SpA	2.375	10-12-27	EUR	200,000	223,695
Telecom Italia SpA (D)	5.303	05-30-24		405,000	402,975
Telecom Italia SpA	5.875	05-19-23	GBP	50,000	73,853
Telefonica Emisiones SAU	4.710	01-20-20	EUR	100,000	125,802
Telesat Canada (D)	8.875	11-15-24		200,000	217,500
UPCB Finance IV, Ltd. (D)	5.375	01-15-25		400,000	384,000
Verizon Communications, Inc.	4.272	01-15-36		490,000	455,743
Verizon Communications, Inc.	5.250	03-16-37		942,000	978,034
West Corp. (D)	8.500	10-15-25		135,000	125,213
Zayo Group LLC (D)	5.750	01-15-27		120,000	116,100
Zayo Group LLC	6.375	05-15-25		625,000	633,594
Wireless telecommunication services 0.9%
America Movil SAB de CV	3.125	07-16-22		460,000	451,768
America Movil SAB de CV	5.000	03-30-20		100,000	103,066
CC Holdings GS V LLC	3.849	04-15-23		560,000	556,694
MTN Mauritius Investment, Ltd.	5.373	02-13-22		290,000	288,717
MTN Mauritius Investment, Ltd.	6.500	10-13-26		500,000	507,584
Oztel Holdings SPC, Ltd. (D)	6.625	04-24-28		400,000	390,404
SBA Tower Trust (D)	2.898	10-11-44		265,000	265,111
SBA Tower Trust (D)	3.156	10-10-45		360,000	360,094
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	43

	Rate (%)	Maturity date		Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
SBA Tower Trust (D)	3.168	04-09-47		295,000	$291,593
SBA Tower Trust (D)	3.448	03-15-23		635,000	632,481
SBA Tower Trust (D)	3.869	10-15-49		360,000	365,047
SK Telecom Company, Ltd. (D)	3.750	04-16-23		420,000	418,684
SoftBank Group Corp.	5.125	09-19-27		600,000	564,637
Sprint Corp.	7.250	09-15-21		295,000	305,325
Sprint Corp.	7.625	03-01-26		321,000	329,828
Sprint Corp.	7.875	09-15-23		90,000	94,455
TBG Global Pte, Ltd.	5.250	02-10-22		200,000	193,843
T-Mobile USA, Inc.	4.750	02-01-28		255,000	238,425
T-Mobile USA, Inc.	6.500	01-15-26		405,000	422,719
Vodafone Group PLC	4.125	05-30-25		415,000	413,935
Vodafone Group PLC	4.375	05-30-28		235,000	233,097
Vodafone Group PLC	5.000	05-30-38		135,000	134,506
Utilities 1.8%					15,570,830
Electric utilities 1.2%
American Transmission Systems, Inc. (D)	5.000	09-01-44		100,000	109,814
Ausgrid Finance Pty, Ltd. (D)	3.850	05-01-23		450,000	452,207
Ausgrid Finance Pty, Ltd. (D)	4.350	08-01-28		155,000	155,252
Comision Federal de Electricidad (D)	4.875	01-15-24		200,000	200,750
DPL, Inc.	7.250	10-15-21		400,000	436,000
Duke Energy Corp.	3.550	09-15-21		30,000	30,235
Eastern Power Networks PLC	5.750	03-08-24	GBP	30,000	47,506
Empresas Publicas de Medellin ESP	7.625	09-10-24	COP	153,000,000	53,530
Enel Americas SA	4.000	10-25-26		300,000	284,298
Enel Finance International NV	1.000	09-16-24	EUR	100,000	114,436
Enel Finance International NV (D)	2.750	04-06-23		380,000	356,319
Enel Finance International NV (D)	3.625	05-25-27		615,000	561,520
Enel Finance International NV (D)	4.750	05-25-47		690,000	655,291
Enel Finance International NV	5.625	08-14-24	GBP	50,000	77,827
Eskom Holdings SOC, Ltd.	5.750	01-26-21		200,000	198,876
Eskom Holdings SOC, Ltd.	7.125	02-11-25		1,500,000	1,504,464
Exelon Generation Company LLC	2.950	01-15-20		85,000	84,827
Exelon Generation Company LLC	5.200	10-01-19		5,000	5,144
FirstEnergy Corp.	2.850	07-15-22		70,000	67,980
FirstEnergy Corp.	3.900	07-15-27		540,000	528,979
FirstEnergy Transmission LLC (D)	4.350	01-15-25		195,000	198,005
Huaneng Hong Kong Capital, Ltd. (3.600% to 10-30-22, then 5 Year CMT + 6.596%) (H)	3.600	10-30-22		305,000	278,284
Israel Electric Corp., Ltd. (D)	4.250	08-14-28		400,000	379,295
Lamar Funding, Ltd.	3.958	05-07-25		200,000	177,787
Mississippi Power Company (3 month LIBOR + 0.650%) (C)	2.942	03-27-20		30,000	30,015
NextEra Energy Capital Holdings, Inc.	1.649	09-01-18		30,000	29,926
NextEra Energy Capital Holdings, Inc.	2.300	04-01-19		30,000	29,893
Pampa Energia SA (D)	7.500	01-24-27		305,000	291,184
Pennsylvania Electric Company	6.150	10-01-38		180,000	218,740
PNM Resources, Inc.	3.250	03-09-21		65,000	64,743
PPL Capital Funding, Inc.	1.900	06-01-18		55,000	55,000
San Diego Gas & Electric Company	1.914	02-01-22		37,143	36,230
State Grid Overseas Investment 2016, Ltd. (D)	1.375	05-02-25	EUR	200,000	231,308
State Grid Overseas Investment 2016, Ltd. (D)	2.250	05-04-20		220,000	215,914
State Grid Overseas Investment 2016, Ltd. (D)	2.750	05-04-22		1,425,000	1,385,855
44	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Utilities (continued)
Electric utilities (continued)
State Grid Overseas Investment 2016, Ltd.	4.000	05-04-47		400,000	$385,044
The Southern Company	1.550	07-01-18		30,000	29,982
The Southern Company	1.850	07-01-19		100,000	98,925
The Southern Company	2.350	07-01-21		20,000	19,459
Gas utilities 0.1%
ENN Energy Holdings, Ltd.	3.250	10-23-19		200,000	198,544
Ferrellgas LP	6.500	05-01-21		280,000	259,700
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		200,000	203,701
Perusahaan Gas Negara Persero Tbk	5.125	05-16-24		200,000	203,701
Independent power and renewable electricity producers 0.3%
NRG Energy, Inc. (D)	5.750	01-15-28		195,000	192,580
NRG Energy, Inc.	6.625	01-15-27		540,000	557,550
NRG Energy, Inc.	7.250	05-15-26		965,000	1,034,963
Terraform Global Operating LLC (D)	6.125	03-01-26		310,000	308,450
TerraForm Power Operating LLC (D)	4.250	01-31-23		75,000	72,375
TerraForm Power Operating LLC (D)	5.000	01-31-28		115,000	108,531
The AES Corp.	5.125	09-01-27		230,000	226,550
The AES Corp.	6.000	05-15-26		200,000	206,250
Vistra Energy Corp. (D)	8.000	01-15-25		60,000	64,950
Vistra Energy Corp. (D)	8.125	01-30-26		210,000	229,904
Multi-utilities 0.2%
CMS Energy Corp.	8.750	06-15-19		17,000	17,921
Cometa Energia SA de CV (D)	6.375	04-24-35		200,000	194,900
Dominion Energy, Inc. (D)	1.500	09-30-18		50,000	49,810
Dominion Energy, Inc.	1.875	01-15-19		25,000	24,860
Dominion Energy, Inc.	2.579	07-01-20		30,000	29,567
Dominion Energy, Inc.	2.962	07-01-19		25,000	24,963
E.On SE	1.625	05-22-29	EUR	100,000	116,155
Enable Oklahoma Intrastate Transmission LLC (D)	6.250	03-15-20		70,000	73,161
NiSource, Inc.	4.375	05-15-47		273,000	267,650
Sempra Energy	3.250	06-15-27		72,000	67,722
Sempra Energy	3.400	02-01-28		145,000	137,056
Sempra Energy	3.800	02-01-38		130,000	120,495
Sempra Energy	4.000	02-01-48		465,000	427,889

Sempra Energy (3 month LIBOR + 0.500%) (C)	2.848	01-15-21		70,000	70,088
Convertible bonds 0.0%					$580,021
(Cost $576,993)
Consumer discretionary 0.0%					408,619
Hotels, restaurants and leisure 0.0%
Caesars Entertainment Corp.	5.000	10-01-24		66,780	123,296
Internet and direct marketing retail 0.0%
Ctrip.com International, Ltd.	1.250	09-15-22		280,000	285,323
Financials 0.0%					171,402
Insurance 0.0%

AXA SA (D)	7.250	05-15-21		159,000	171,402
Municipal bonds 0.4%					$2,948,387
(Cost $2,829,004)
Chicago Metropolitan Water Reclamation District (Illinois)	5.720	12-01-38		165,000	203,960
Chicago O'Hare International Airport (Illinois)	6.395	01-01-40		150,000	198,251
City of New York (New York)	6.271	12-01-37		115,000	151,565
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	45

	Rate (%)	Maturity date	Par value^	Value

Commonwealth of Puerto Rico, Series A (F)	8.000	07-01-35	375,000	$157,031
Denver City & County School District No. 1 (Colorado)	4.242	12-15-37	130,000	133,233
District of Columbia	5.591	12-01-34	40,000	47,753
East Bay Municipal Utility District (California)	5.874	06-01-40	135,000	174,834
Florida Hurricane Catastrophe Fund Finance Corp., Series A	2.995	07-01-20	265,000	266,291
Florida State Board of Administration Finance Corp.	2.163	07-01-19	170,000	169,453
JobsOhio Beverage System	4.532	01-01-35	125,000	135,024
Los Angeles Department of Airports (California)	7.053	05-15-40	185,000	259,183
Maryland State Transportation Authority	5.888	07-01-43	125,000	160,195
Metropolitan Transportation Authority (New York)	7.336	11-15-39	55,000	81,310
North Carolina Eastern Municipal Power Agency	2.003	07-01-18	5,000	4,999
Port Authority of New York & New Jersey	4.458	10-01-62	340,000	367,390
South Carolina State Public Service Authority	4.322	12-01-27	260,000	266,404
State of Oregon	5.892	06-01-27	60,000	70,082
University of California	4.131	05-15-45	60,000	61,049

Virginia Commonwealth Transportation Board	5.350	05-15-35	35,000	40,380
Term loans (I) 7.5%				$64,280,511
(Cost $64,517,328)
Consumer discretionary 1.7%				14,442,057
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 week LIBOR + 2.250%)	4.010	04-06-24	167,450	167,502
Autokiniton US Holdings, Inc. (J)	TBD	05-17-25	60,000	59,850
Innovative XCessories & Services LLC (1 month LIBOR + 4.750%)	6.700	11-29-22	54,724	54,724
K&N Parent, Inc. (1 month LIBOR + 4.750%)	6.730	10-19-23	97,611	97,123
TI Group Automotive Systems LLC (1 month LIBOR + 2.500%)	4.480	06-30-22	99,730	100,104
Truck Hero, Inc. (3 month LIBOR + 3.750%)	5.972	04-21-24	595,687	596,431
Truck Hero, Inc. (3 month LIBOR + 8.250%)	10.473	04-21-25	470,000	465,300
Automobiles 0.0%
CH Hold Corp. (1 month LIBOR + 3.000%)	4.980	02-01-24	98,421	98,667
CH Hold Corp. (1 month LIBOR + 7.250%)	9.230	02-01-25	205,000	209,100
Diversified consumer services 0.2%
Laureate Education, Inc. (1 month LIBOR + 3.500%)	5.480	04-26-24	375,269	377,078
SRS Distribution, Inc. (J)	TBD	05-17-25	95,000	94,525
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	5.230	05-14-22	57,283	57,176
WASH Multifamily Laundry Systems LLC (1 month LIBOR + 3.250%)	5.230	05-14-22	12,217	12,194
Weight Watchers International, Inc. (1 and 3 month LIBOR + 4.750%)	6.989	11-29-24	632,000	638,794
Hotels, restaurants and leisure 0.3%
Boyd Gaming Corp. (1 week LIBOR + 2.500%)	4.255	09-15-23	87,074	87,430
Caesars Resort Collection LLC (1 month LIBOR + 2.750%)	4.730	12-22-24	468,825	468,759
CCM Merger, Inc. (1 month LIBOR + 2.750%)	4.730	08-08-21	141,609	141,893
Eldorado Resorts, Inc. (2 and 3 month LIBOR + 2.250%)	4.287	04-17-24	105,572	105,704
Equinox Holdings, Inc. (1 month LIBOR + 3.000%)	4.980	03-08-24	49,501	49,625
Equinox Holdings, Inc. (1 month LIBOR + 7.000%)	8.980	09-06-24	200,000	204,400
Fogo De Chao, Inc. (1 month LIBOR + 4.500%)	6.480	04-07-25	55,000	55,413
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	3.980	11-30-23	172,813	173,269
Golden Nugget, Inc. (1 month LIBOR + 2.750%)	4.708	10-04-23	129,017	129,716
IRB Holding Corp. (1 and 2 month LIBOR + 3.250%)	5.214	02-05-25	70,000	70,228
KFC Holding Company (1 month LIBOR + 1.750%)	3.685	04-03-25	96,636	96,950
Kingpin Intermediate Holdings LLC (1 month LIBOR + 4.250%)	6.230	06-28-24	94,288	95,113
K-MAC Holdings Corp. (1 month LIBOR + 3.250%)	5.184	03-07-25	30,000	30,135
K-MAC Holdings Corp. (1 month LIBOR + 6.750%)	8.684	03-06-26	25,000	25,180
Life Time Fitness, Inc. (1 and 3 month LIBOR + 2.750%)	5.056	06-10-22	165,383	165,254
Playa Resorts Holding BV (1 month LIBOR + 3.250%)	5.220	04-29-24	129,025	128,112
Scientific Games International, Inc. (1 month LIBOR + 2.750%)	4.730	08-14-24	529,086	530,494
46	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Station Casinos LLC (1 month LIBOR + 2.500%)	4.490	06-08-23	154,584	$154,519
Tacala Investment Corp. (1 month LIBOR + 3.250%)	5.159	01-31-25	40,000	40,200
Tacala Investment Corp. (1 month LIBOR + 7.000%)	8.909	01-30-26	75,000	75,688
Leisure products 0.0%
MND Holdings III Corp. (3 month LIBOR + 3.750%)	6.052	06-19-24	84,363	84,995
SRAM LLC (2 and 3 month LIBOR + 2.750% and Prime rate + 1.750%)	4.842	03-15-24	174,499	174,935
Media 0.7%
ABG Intermediate Holdings 2 LLC (3 month LIBOR + 3.500%)	5.802	09-26-24	161,771	162,580
Advantage Sales & Marketing, Inc. (1 month LIBOR + 3.250%)	5.230	07-23-21	96,500	91,723
Altice Financing SA (3 month LIBOR + 2.750%)	5.098	07-15-25	366,424	360,012
Altice Financing SA (3 month LIBOR + 2.750%)	5.098	01-31-26	124,375	121,950
Altice US Finance I Corp. (1 month LIBOR + 2.250%)	4.230	07-28-25	433,004	430,947
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.990	04-30-25	149,625	149,812
Creative Artists Agency LLC (1 month LIBOR + 3.000%)	4.919	02-15-24	69,127	69,415
CSC Holdings LLC (1 month LIBOR + 2.250%)	4.169	07-17-25	578,502	575,974
CSC Holdings LLC (1 month LIBOR + 2.500%)	4.419	01-25-26	155,000	154,613
Delta 2 Lux Sarl (1 month LIBOR + 2.500%)	4.480	02-01-24	918,171	911,671
Hoya Midco LLC (1 month LIBOR + 3.500%)	5.480	06-30-24	297,750	298,122
iHeartCommunications, Inc. (F)	0.000	01-30-19	900,000	706,392
iHeartCommunications, Inc. (F)	0.000	07-30-19	85,000	66,491
JD Power & Associates (3 month LIBOR + 4.250%)	6.552	09-07-23	123,125	123,587
Lions Gate Capital Holdings LLC (1 month LIBOR + 2.250%)	4.211	03-24-25	125,000	124,766
Meredith Corp.(1 month LIBOR + 3.000%)	4.980	01-31-25	55,000	55,179
Mission Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.407	01-17-24	14,089	14,113
NEP/NCP Holdco, Inc. (3 month LIBOR + 3.250%)	5.552	07-21-22	194,579	195,066
NEP/NCP Holdco, Inc. (3 month LIBOR + 7.000%)	9.339	01-23-23	18,046	18,137
Nexstar Broadcasting, Inc. (1 month LIBOR + 2.500%)	4.407	01-17-24	109,660	109,842
Sinclair Television Group, Inc. (J)	TBD	12-12-24	180,000	179,775
Telenet Financing USD LLC (J)	TBD	08-15-26	45,000	44,906
Telenet Financing USD LLC (1 month LIBOR + 2.500%)	4.419	03-01-26	25,000	24,997
Townsquare Media, Inc. (1 month LIBOR + 3.000%)	4.980	04-01-22	69,173	69,173
Unitymedia Finance LLC (J)	TBD	05-24-23	75,000	74,922
Univision Communications, Inc. (1 month LIBOR + 2.750%)	4.730	03-15-24	276,526	266,502
VFH Parent LLC (3 month LIBOR + 3.250%)	5.558	12-30-21	62,907	63,300
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.419	01-15-26	255,000	254,159
WideOpenWest Finance LLC (1 month LIBOR + 3.250%)	5.189	08-18-23	251,576	241,566
Multiline retail 0.0%
BJ's Wholesale Club, Inc. (1 month LIBOR + 3.500%)	5.423	02-03-24	102,852	102,934
BJ's Wholesale Club, Inc. (1 month LIBOR + 7.500%)	9.423	02-03-25	49,788	50,223
Specialty retail 0.3%
Academy, Ltd. (1 and 3 month LIBOR + 4.000%)	5.942	07-01-22	552,896	436,960
Bass Pro Group LLC (1 month LIBOR + 5.000%)	6.980	09-25-24	328,350	329,650
Harbor Freight Tools USA, Inc. (1 month LIBOR + 2.500%)	4.480	08-18-23	146,684	146,562
Jo-Ann Stores LLC (J)	TBD	05-02-24	350,000	345,625
Jo-Ann Stores LLC (3 month LIBOR + 5.000%)	7.509	10-20-23	768,059	762,298
KAR Auction Services, Inc. (3 month LIBOR + 2.500%)	4.813	03-09-23	95,994	96,295
Textiles, apparel and luxury goods 0.0%
SIWF Holdings, Inc. (J)	TBD	05-17-25	95,000	95,238
Consumer staples 0.4%				2,940,879
Beverages 0.0%
Sunshine Investments BV (3 month LIBOR + 3.250%)	5.593	03-28-25	200,000	200,500
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	47

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food and staples retailing 0.1%
Albertson's LLC (3 month LIBOR + 3.000%)	5.292	12-21-22		295,646	$292,462
Food products 0.2%
Atkins Nutritionals Holdings, Inc. (3 month LIBOR + 3.500%)	5.863	07-07-24		139,300	140,693
Brightview Landscapes LLC (1 month LIBOR + 3.000%)	4.960	12-18-20		255,225	256,406
Brightview Landscapes LLC (1 month LIBOR + 6.500%)	8.435	12-17-21		58,511	58,772
Chobani LLC (1 month LIBOR + 3.500%)	5.480	10-10-23		217,868	218,140
Hostess Brands LLC (1 month LIBOR + 2.250%)	4.230	08-03-22		116,827	117,119
Post Holdings, Inc. (1 month LIBOR + 2.000%)	3.970	05-24-24		183,837	183,870
Shearer's Foods LLC (3 month LIBOR + 6.750%)	9.052	06-30-22		215,000	202,100
Sigma Bidco BV (J)	TBD	03-06-25	EUR	95,000	110,135
Sigma US Corp (J)	TBD	02-23-25		220,000	219,569
US Foods, Inc. (1 month LIBOR + 2.500%)	4.480	06-27-23		147,060	147,562
Household products 0.1%
Diamond BC BV (1 and 2 month LIBOR + 3.000%)	5.097	09-06-24		418,950	414,585
Reynolds Group Holdings, Inc. (1 month LIBOR + 2.750%)	4.730	02-05-23		293,617	294,108
Personal products 0.0%
Albea Beauty Holdings SA (3 month LIBOR + 3.000%)	5.295	04-22-24		85,000	84,858
Energy 0.4%					2,929,559
Energy equipment and services 0.1%
EFS Cogen Holdings I LLC (3 month LIBOR + 3.250%)	5.560	06-28-23		201,412	201,706
Hercules Offshore, Inc. (F)	0.000	05-06-20		80,405	64,324
Thermon Industries, Inc. (1 month LIBOR + 3.750%)	5.657	10-24-24		71,800	72,159
Oil, gas and consumable fuels 0.3%
BCP Raptor LLC (2 month LIBOR + 4.250%)	6.306	06-24-24		719,188	700,611
Bison Midstream Holdings LLC (1 month LIBOR + 4.000%)	5.948	05-21-25		250,000	249,375
California Resources Corp. (1 month LIBOR + 10.375%)	12.336	12-31-21		85,000	95,254
California Resources Corp. (1 month LIBOR + 4.750%)	6.698	12-31-22		75,000	76,656
Chesapeake Energy Corp. (1 month LIBOR + 7.500%)	9.468	08-23-21		200,000	209,958
Consolidated Energy Finance SA (3 month LIBOR + 2.500%)	4.417	05-07-25		145,000	144,819
Eastern Power LLC (1 month LIBOR + 3.750%)	5.730	10-02-23		182,353	182,353
EMG Utica LLC (6 month LIBOR + 3.750%)	5.593	03-27-20		91,252	91,651
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.802	12-19-21		4,798	4,814
Granite Acquisition, Inc. (3 month LIBOR + 3.500%)	5.808	12-19-21		115,478	115,875
Lucid Energy Group II Borrower LLC (1 month LIBOR + 3.000%)	4.934	02-17-25		205,000	202,950
Navitas Midstream Midland Basin LLC (1 month LIBOR + 4.500%)	6.434	12-13-24		94,550	92,423
Oxbow Carbon LLC (1 month LIBOR + 3.750%)	5.730	01-04-23		54,313	54,856
Oxbow Carbon LLC (1 month LIBOR + 7.500%)	9.480	01-04-24		40,000	40,600
Vine Oil & Gas LP (1 month LIBOR + 6.875%)	7.615	12-12-21		330,000	329,175
Financials 0.9%					7,765,115
Banks 0.0%
Freedom Mortgage Corp. (1 month LIBOR + 4.750%)	6.711	02-23-22		63,528	64,204
Capital markets 0.1%
Brookfield Retail Holdings VII Sub 3 LLC (J)	TBD	05-04-25		155,000	152,869
Capital Automotive LP (1 month LIBOR + 6.000%)	7.990	03-24-25		285,237	289,515
Clipper Acquisitions Corp. (3 month LIBOR + 2.000%)	4.025	12-27-24		59,850	59,850
EIG Management Company LLC (3 month LIBOR + 3.750%)	6.079	01-30-25		55,000	55,413
FinCo I LLC (1 month LIBOR + 2.500%)	4.480	12-27-22		74,669	74,669
Focus Financial Partners LLC (3 month LIBOR + 2.750%)	5.052	07-03-24		99,625	99,924
HarbourVest Partners LLC (3 month LIBOR + 2.250%)	4.552	02-20-25		135,000	134,888
The Edelman Financial Center LLC (6 month LIBOR + 4.250%)	6.732	11-11-24		94,763	95,147
48	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Capital markets (continued)
Virtus Investment Partners, Inc. (1 month LIBOR + 2.500%)	4.434	06-01-24		74,438	$74,592
Diversified financial services 0.1%
AlixPartners LLP (3 month LIBOR + 2.750%)	5.052	04-04-24		143,949	144,220
Bronco Midstream Funding LLC (3 month LIBOR + 3.500%)	5.831	08-14-23		25,000	25,188
Dakota Holding Corp. (3 month LIBOR + 3.250%)	5.552	02-13-25		205,000	204,744
NFP Corp. (1 month LIBOR + 3.000%)	4.980	01-08-24		123,562	123,407
Phoenix Services Merger Sub LLC (1 month LIBOR + 3.750%)	5.659	03-01-25		138,000	139,207
Russell Investments US Institutional Holdco, Inc. (3 month LIBOR + 3.250%)	5.552	06-01-23		29,623	29,742
Sam BidCo SAS (1 week and 3 month LIBOR + 3.500%)	7.615	09-30-24		50,000	49,860
TKC Holdings, Inc. (1 month LIBOR + 4.250%)	6.230	02-01-23		64,350	64,672
TKC Holdings, Inc. (3 month LIBOR + 8.000%)	9.980	02-01-24		35,000	35,153
UFC Holdings LLC (1 month LIBOR + 3.250%)	5.240	08-18-23		172,375	172,928
UFC Holdings LLC (1 month LIBOR + 7.500%)	9.480	08-18-24		170,000	171,488
Insurance 0.7%
Acrisure LLC (3 month LIBOR + 4.250%)	6.609	11-22-23		515,087	518,090
Alliant Holdings Intermediate LLC (1 month LIBOR + 3.250%)	5.230	08-12-22		170,438	170,225
Alliant Holdings Intermediate LLC (3 month LIBOR + 3.000%)	4.929	05-09-25		25,000	24,969
Asurion LLC (1 month LIBOR + 2.750%)	4.730	08-04-22		1,112,334	1,115,949
Asurion LLC (1 month LIBOR + 2.750%)	4.730	11-03-23		1,114,041	1,118,219
Asurion LLC (1 month LIBOR + 6.000%)	7.980	08-04-25		1,985,000	2,031,648
Genworth Holdings, Inc. (1 month LIBOR + 4.500%)	6.428	02-22-23		60,000	61,125
HUB International, Ltd. (2 month LIBOR + 3.000%)	5.360	04-25-25		300,000	299,376
USI, Inc. (3 month LIBOR + 3.000%)	5.302	05-16-24		164,175	163,834
Health care 0.7%					6,115,181
Health care equipment and supplies 0.0%
Exactech, Inc. (1 month LIBOR + 3.750%)	5.730	02-14-25		50,000	50,125
Kinetic Concepts, Inc. (3 month LIBOR + 3.250%)	5.552	02-02-24		123,503	124,151
WW Medical & Healthcare Holdings Corp. (3 month LIBOR + 3.750%)	6.052	01-23-25		55,000	55,344
WW Medical & Healthcare Holdings Corp. (3 month LIBOR + 8.000%)	10.302	01-23-26		25,000	25,188
Health care providers and services 0.3%
ATI Holdings Acquisition, Inc. (1 month LIBOR + 3.500%)	5.428	05-10-23		98,250	98,225
BCPE Eagle Buyer LLC (1 month LIBOR + 4.250%)	6.230	03-18-24		128,700	122,587
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.230	05-20-24		70,210	70,449
CHG Healthcare Services, Inc. (2 and 3 month LIBOR + 3.000%)	5.358	06-07-23		71,494	71,959
Concentra, Inc. (1 month LIBOR + 2.750%)	4.660	06-01-22		55,000	55,138
Elsan SAS (1 month EURIBOR + 3.750%)	3.750	10-31-22	EUR	25,000	29,206
Envision Healthcare Corp. (1 month LIBOR + 3.000%)	4.990	12-01-23		129,901	130,032
ExamWorks Group, Inc. (1 month LIBOR + 3.250%)	5.230	07-27-23		172,380	173,404
Explorer Holdings, Inc. (3 month LIBOR + 3.750%)	5.806	05-02-23		49,621	49,973
HCA, Inc. (1 month LIBOR + 2.000%)	3.980	03-13-25		25,000	25,167
Midwest Physician Administrative Services LLC (1 month LIBOR + 2.750%)	4.711	08-15-24		89,551	88,989
Midwest Physician Administrative Services LLC (1 month LIBOR + 7.000%)	8.934	08-15-25		105,000	105,263
MPH Acquisition Holdings LLC (3 month LIBOR + 2.750%)	5.052	06-07-23		448,351	448,970
NVA Holdings, Inc. (3 month LIBOR + 2.750%)	5.052	02-02-25		200,000	200,126
Onex Schumacher Finance LP (1 month LIBOR + 4.000%)	5.980	07-31-22		71,595	71,237
PharMerica Corp. (1 month LIBOR + 3.500%)	5.428	12-06-24		295,000	295,738
PharMerica Corp. (1 month LIBOR + 7.750%)	9.678	12-07-25		125,000	125,313
Surgery Center Holdings, Inc. (2 month LIBOR + 3.250%)	5.350	09-02-24		99,500	99,314
U.S. Anesthesia Partners, Inc. (1 month LIBOR + 3.000%)	4.980	06-23-24		104,337	104,618
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	49

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
US Renal Care, Inc. (3 month LIBOR + 4.250%)	6.552	12-31-22	75,576	$75,166
US Renal Care, Inc. (3 month LIBOR + 8.000%)	10.302	12-31-23	50,000	49,875
Wink Holdco, Inc. (1 month LIBOR + 3.000%)	4.980	12-02-24	199,500	198,443
Wink Holdco, Inc. (1 month LIBOR + 6.750%)	8.740	11-03-25	200,000	199,334
Health care technology 0.2%
Change Healthcare Holdings LLC (1 month LIBOR + 2.750%)	4.730	03-01-24	692,627	692,108
Press Ganey Holdings, Inc. (1 month LIBOR + 2.750%)	4.730	10-21-23	519,970	521,790
Press Ganey Holdings, Inc. (1 month LIBOR + 6.500%)	8.480	10-21-24	116,255	117,853
Life sciences tools and services 0.1%
Albany Molecular Research, Inc. (1 month LIBOR + 3.250%)	5.230	08-30-24	29,850	29,763
Albany Molecular Research, Inc. (1 month LIBOR + 7.000%)	8.980	08-30-25	151,429	153,069
Jaguar Holding Company II (1 and 3 month LIBOR + 2.500%)	4.649	08-18-22	219,331	219,111
PAREXEL International Corp. (1 month LIBOR + 2.750%)	4.730	09-27-24	194,025	193,722
Pharmaceuticals 0.1%
Amneal Pharmaceuticals LLC (3 month LIBOR + 3.500%)	5.625	05-04-25	410,000	408,975
Endo International PLC (1 month LIBOR + 4.250%)	6.250	04-29-24	94,288	93,193
Genoa Healthcare LLC (1 month LIBOR + 3.250%)	5.230	10-28-23	172,385	173,247
Valeant Pharmaceuticals International, Inc. (J)	TBD	05-17-25	35,000	35,057
Valeant Pharmaceuticals International, Inc. (1 month LIBOR + 3.500%)	5.420	04-01-22	333,582	333,959
Industrials 0.5%				4,597,089
Aerospace and defense 0.1%
Maxar Technologies, Ltd. (1 month LIBOR + 2.750%)	4.740	10-04-24	199,500	199,312
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.730	07-07-22	646,684	648,837
Building products 0.0%
CHI Doors Holdings Corp. (1 month LIBOR + 3.250%)	5.230	07-29-22	339,499	340,561
Commercial services and supplies 0.1%
Armor Holding II LLC (3 month LIBOR + 4.500%)	6.810	06-26-20	147,701	147,701
Gopher Resource LLC (3 month LIBOR + 3.250%)	5.478	03-06-25	40,000	40,400
Prime Security Services Borrower LLC (1 month LIBOR + 2.750%)	4.730	05-02-22	202,595	201,811
Wrangler Buyer Corp. (1 month LIBOR + 2.750%)	4.730	09-27-24	179,688	179,883
Construction and engineering 0.1%
Brand Industrial Services, Inc. (3 month LIBOR + 4.250%)	6.611	06-21-24	318,074	319,699
Pike Corp. (1 month LIBOR + 3.500%)	5.490	03-23-25	115,380	116,533
USIC Holdings, Inc. (J)	TBD	12-08-23	25,000	25,063
USIC Holdings, Inc. (3 month LIBOR + 3.250%)	5.277	12-08-23	74,063	74,294
Machinery 0.2%
Apex Tool Group LLC (1 month LIBOR + 3.750%)	5.730	02-01-22	153,047	153,335
Columbus McKinnon Corp. (3 month LIBOR + 2.500%)	4.802	01-31-24	59,062	59,209
Filtration Group Corp. (3 month LIBOR + 3.000%)	5.302	03-29-25	500,000	502,250
Gardner Denver, Inc. (3 month LIBOR + 2.750%)	5.052	07-30-24	388,831	390,289
Gates Global LLC (3 month LIBOR + 2.750%)	5.052	04-01-24	123,753	124,256
Global Brass & Copper, Inc. (1 month LIBOR + 2.500%)	4.500	07-18-23	123,125	123,125
Milacron LLC (1 month LIBOR + 2.500%)	4.480	09-28-23	107,778	107,812
Navistar, Inc. (1 month LIBOR + 3.500%)	5.430	11-06-24	99,750	100,166
Titan Acquisition, Ltd. (2 month LIBOR + 3.000%)	5.056	03-28-25	200,000	198,472
Welbilt, Inc. (1 month LIBOR + 2.750%)	4.730	03-03-23	154,184	154,474
Professional services 0.0%
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	5.797	10-16-24	10,417	10,443
Institutional Shareholder Services, Inc. (3 month LIBOR + 3.750%)	6.058	10-16-24	114,297	114,583
50	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Industrials (continued)
Trading companies and distributors 0.0%
Beacon Roofing Supply, Inc. (1 month LIBOR + 2.250%)	4.178	01-02-25		75,000	$74,960
GYP Holdings III Corp. (J)	TBD	04-01-25		50,000	49,950
Univar USA, Inc. (1 month LIBOR + 2.500%)	4.480	07-01-24		139,034	139,671
Information technology 1.9%					16,514,729
Communications equipment 0.0%
Riverbed Technology, Inc. (1 month LIBOR + 3.250%)	5.240	04-24-22		126,210	125,106
Electronic equipment, instruments and components 0.0%
Robertshaw US Holding Corp. (1 month LIBOR + 3.500%)	5.500	02-28-25		50,000	50,094
Internet software and services 0.8%
Ancestry.com Operations, Inc. (1 month LIBOR + 3.250%)	5.230	10-19-23		1,092,411	1,092,411
EIG Investors Corp. (1 and 3 month LIBOR + 4.000%)	6.317	02-09-23		667,974	670,479
Go Daddy Operating Company LLC (1 month LIBOR + 2.250%)	4.230	02-15-24		277,599	278,399
GTT Communications, Inc. (J)	TBD	04-28-25		190,000	187,557
Hyland Software, Inc. (1 month LIBOR + 3.250%)	5.230	07-01-22		207,455	208,864
Hyland Software, Inc. (1 month LIBOR + 7.000%)	8.980	07-07-25		100,000	101,625
Marketo, Inc. (3 month LIBOR + 3.250%)	5.613	02-07-25		105,000	104,475
Match Group, Inc. (1 month LIBOR + 2.500%)	4.434	11-16-22		109,375	109,854
MH Sub I LLC (1 month LIBOR + 3.750%)	5.684	09-13-24		288,550	288,550
MH Sub I LLC (1 month LIBOR + 7.500%)	9.434	09-15-25		105,000	105,525
Sabre GLBL, Inc. (1 month LIBOR + 2.000%)	3.980	02-22-24		113,568	113,488
Sedgwick Claims Management Services, Inc. (1 and 3 month LIBOR + 5.750%)	7.730	02-28-22		550,000	550,000
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 2.750%)	4.730	03-01-21		72,622	72,463
TierPoint LLC (1 month LIBOR + 3.750%)	5.730	05-06-24		75,794	73,354
TierPoint LLC (1 month LIBOR + 7.250%)	9.230	05-05-25		50,000	49,250
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	5.917	04-04-25		775,000	779,518
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	5.980	07-13-23		1,617,769	1,620,471
IT services 0.2%
Altran Technologies SA (2 month EURIBOR + 3.250%)	3.250	03-20-25	EUR	29,362	34,423
Altran Technologies SA (2 month LIBOR + 2.750%)	4.796	03-20-25		25,000	25,081
First Data Corp. (1 month LIBOR + 2.000%)	3.965	07-08-22		243,534	243,431
First Data Corp. (1 month LIBOR + 2.000%)	3.965	04-26-24		703,585	703,086
Gartner, Inc. (1 month LIBOR + 2.000%)	3.980	04-05-24		15,200	15,251
Peak 10 Holding Corp. (3 month LIBOR + 3.500%)	5.802	08-01-24		273,625	269,263
Peak 10 Holding Corp. (3 month LIBOR + 7.250%)	9.608	08-01-25		50,000	50,235
Travelport Finance Luxembourg Sarl (3 month LIBOR + 2.500%)	4.830	03-17-25		125,000	124,873
Vantiv LLC (1 month LIBOR + 2.000%)	3.919	08-09-24		260,000	260,367
Semiconductors and semiconductor equipment 0.0%
Cavium, Inc. (1 month LIBOR + 2.250%)	4.218	08-16-22		86,808	86,808
Microchip Technology, Inc. (J)	TBD	05-15-25		195,000	196,024
Software 0.8%
Applied Systems, Inc. (3 month LIBOR + 3.000%)	5.302	09-19-24		84,575	85,117
Applied Systems, Inc. (3 month LIBOR + 7.000%)	9.302	09-19-25		70,000	72,319
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.980	07-12-24		203,975	204,230
AssuredPartners, Inc. (1 month LIBOR + 3.250%)	5.230	10-22-24		261,954	261,496
AutoData, Inc. (1 month LIBOR + 3.250%)	5.184	12-13-24		100,000	99,750
AutoData, Inc. (1 month LIBOR + 7.250%)	9.184	12-12-25		25,000	25,219
Canyon Valor Companies, Inc. (2 month EURIBOR + 3.500%)	3.500	06-20-23	EUR	39,800	46,674
Canyon Valor Companies, Inc. (2 month LIBOR + 4.250%)	5.306	06-16-23		212,584	213,806
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 3.000%)	4.990	04-27-24		153,838	154,057
Cypress Intermediate Holdings III, Inc. (1 month LIBOR + 6.750%)	8.730	04-27-25		255,000	256,117
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	51

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
Information Resources, Inc. (3 month LIBOR + 4.250%)	6.569	01-18-24	247,500	$248,584
Information Resources, Inc. (3 month LIBOR + 8.250%)	10.569	01-20-25	50,000	50,188
Kronos, Inc. (2 and 3 month LIBOR + 3.000%)	5.357	11-01-23	1,365,945	1,371,641
Kronos, Inc. (3 month LIBOR + 8.250%)	10.608	11-01-24	880,000	910,800
MA FinanceCo LLC (1 month LIBOR + 2.750%)	4.730	06-21-24	12,866	12,815
RL Merger Sub, Inc. (J)	TBD	05-31-25	170,000	170,000
RL Merger Sub, Inc. (J)	TBD	05-25-26	65,000	65,163
SCS Holdings, Inc. (1 month LIBOR + 4.250%)	6.230	10-30-22	120,608	121,211
Seattle SpinCo, Inc. (1 month LIBOR + 2.750%)	4.730	06-21-24	86,884	86,543
SolarWinds Holdings, Inc. (1 month LIBOR + 3.000%)	4.980	02-05-24	493,763	495,535
Solera LLC (1 month LIBOR + 2.750%)	4.730	03-03-23	268,390	269,061
SS&C European Holdings Sarl (1 month LIBOR + 2.500%)	4.480	04-16-25	130,691	131,345
SS&C Technologies, Inc. (1 month LIBOR + 2.500%)	4.480	04-16-25	349,068	350,814
Trader Corp. (3 month LIBOR + 3.000%)	5.295	09-28-23	206,217	205,788
Veritas US, Inc. (3 month LIBOR + 4.500%)	6.802	01-27-23	1,380,132	1,304,611
Technology hardware, storage and peripherals 0.1%
Cologix, Inc. (1 month LIBOR + 3.000%)	4.961	03-20-24	207,900	207,836
Cologix, Inc. (1 month LIBOR + 7.000%)	8.976	03-20-25	250,000	252,918
Dell International LLC (1 month LIBOR + 2.000%)	3.990	09-07-23	113,099	112,958
Harland Clarke Holdings Corp. (3 month LIBOR + 4.750%)	7.052	11-03-23	139,984	137,808
Materials 0.5%				4,209,825
Chemicals 0.2%
ASP Chromaflo Dutch I BV (1 month LIBOR + 3.500%)	5.480	11-18-23	69,776	70,038
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 3.500%)	5.480	11-18-23	53,661	53,862
ASP Chromaflo Intermediate Holdings, Inc. (1 month LIBOR + 8.000%)	9.980	11-14-24	75,000	74,813
Cyanco Intermediate Corp. (3 month LIBOR + 3.500%)	7.615	02-15-25	55,000	55,000
Encapsys LLC (1 month LIBOR + 3.250%)	5.230	11-07-24	140,000	140,438
Encapsys LLC (1 month LIBOR + 7.500%)	9.480	11-07-25	170,000	171,700
HB Fuller Company (1 month LIBOR + 2.000%)	3.948	10-20-24	244,037	244,105
Kraton Polymers LLC (1 month LIBOR + 2.500%)	4.480	03-05-25	41,080	41,219
MacDermid, Inc. (1 month LIBOR + 2.500%)	4.480	06-07-20	323,570	324,437
MacDermid, Inc. (1 month LIBOR + 3.000%)	4.980	06-07-23	83,812	84,056
Minerals Technologies, Inc.	4.750	05-09-21	100,000	100,000
New Arclin US Holding Corp. (3 month LIBOR + 3.500%)	5.802	02-14-24	44,775	45,092
PQ Corp. (1 month LIBOR + 2.500%)	4.480	02-08-25	140,978	140,978
Solenis International LP (1 and 3 month LIBOR + 3.250%)	5.556	07-31-21	75,342	75,323
Spectrum Holdings III Corp. (1 month LIBOR + 7.000%)	8.980	01-31-26	25,000	25,063
Construction materials 0.0%
Quikrete Holdings, Inc. (1 month LIBOR + 2.750%)	4.730	11-15-23	96,154	96,154
Containers and packaging 0.2%
BWAY Corp. (2 and 3 month LIBOR + 3.250%)	5.587	04-03-24	525,275	526,121
Charter NEX US, Inc. (1 month LIBOR + 3.000%)	4.980	05-16-24	138,950	138,915
Consolidated Container Company LLC (1 month LIBOR + 2.750%)	4.730	05-22-24	34,825	34,965
Kloeckner Pentaplast of America, Inc. (1 month LIBOR + 4.250%)	6.230	06-30-22	346,078	333,045
KPEX Holdings, Inc. (1 month LIBOR + 3.250%)	5.230	01-31-25	22,750	22,731
NPC International, Inc. (1 month LIBOR + 3.500%)	5.480	04-19-24	39,700	40,072
Proampac PG Borrower LLC (1 and 3 month LIBOR + 3.500%)	5.514	11-18-23	173,187	173,945
Metals and mining 0.1%
Big River Steel LLC (3 month LIBOR + 5.000%)	7.302	08-23-23	268,775	273,478
Fairmount Santrol, Inc. (3 month LIBOR + 6.000%)	8.302	11-01-22	303,094	303,094
Zekelman Industries, Inc. (3 month LIBOR + 2.750%)	4.999	06-14-21	522,174	522,393
52	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Paper and forest products 0.0%
Flex Acquisition Company, Inc. (3 month LIBOR + 3.000%)	5.308	12-29-23	99,000	$98,788
Real estate 0.0%				143,102
Equity real estate investment trusts 0.0%
VICI Properties 1 LLC (1 month LIBOR + 2.000%)	3.961	12-20-24	143,182	143,102
Telecommunication services 0.3%				2,784,300
Diversified telecommunication services 0.3%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.730	01-31-25	403,988	398,736
Cyxtera DC Holdings, Inc. (3 month LIBOR + 3.000%)	5.360	05-01-24	193,538	193,456
Cyxtera DC Holdings, Inc. (3 month LIBOR + 7.250%)	9.610	05-01-25	85,000	84,086
Intelsat Jackson Holdings SA	6.625	01-02-24	405,000	414,283
Intelsat Jackson Holdings SA (J)	TBD	01-02-24	30,000	31,007
Intelsat Jackson Holdings SA (1 month LIBOR + 3.750%)	5.718	11-27-23	403,704	404,915
Level 3 Parent LLC (1 month LIBOR + 2.250%)	4.211	02-22-24	370,000	370,207
Radiate Holdco LLC (1 month LIBOR + 3.000%)	4.980	02-01-24	373,120	367,385
Sable International Finance, Ltd. (1 month LIBOR + 3.250%)	5.230	01-31-25	130,000	130,664
West Corp. (1 month LIBOR + 4.000%)	5.980	10-10-24	74,725	74,579
Zayo Group LLC (1 month LIBOR + 2.250%)	4.230	01-19-24	160,843	161,647
Wireless telecommunication services 0.0%
Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.500	02-02-24	153,450	153,335
Utilities 0.2%				1,838,675
Electric utilities 0.1%
Exgen Renewables IV LLC (3 month LIBOR + 3.000%)	5.307	11-28-24	289,306	290,391
Helix Gen Funding LLC (1 month LIBOR + 3.750%)	5.730	06-02-24	62,509	62,648
Vistra Operations Company LLC (J)	TBD	12-01-25	145,000	144,617
Vistra Operations Company LLC (1 month LIBOR + 2.250%)	4.199	12-14-23	98,750	98,927
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.480	08-04-23	91,948	91,833
Vistra Operations Company LLC (1 month LIBOR + 2.500%)	4.480	08-04-23	632,550	631,759
Independent power and renewable electricity producers 0.1%
Calpine Corp. (3 month LIBOR + 2.500%)	4.810	01-15-23	147,366	147,366
Calpine Corp. (3 month LIBOR + 2.500%)	4.810	01-15-24	158,372	158,372
Terraform Power Operating LLC (1 month LIBOR + 2.000%)	3.980	11-08-22	59,850	59,825

Vistra Energy Corp. (1 month LIBOR + 2.500%)	4.461	02-07-24	152,984	152,937
Collateralized mortgage obligations 3.0%				$25,723,033
(Cost $25,742,715)
Commercial and residential 2.2%				18,819,988
225 Liberty Street Trust Series 2016-225L, Class A (D)	3.597	02-10-36	100,000	99,669
280 Park Avenue Mortgage Trust
Series 2015-280P, Class A (1 month LIBOR + 0.880%) (C)(D)	2.799	09-15-34	300,000	300,278
Series 2015-280P, Class B (1 month LIBOR + 1.080%) (C)(D)	2.999	09-15-34	120,000	119,925
Alternative Loan Trust Series 2005-61, Class 2A2 (1 month LIBOR + 0.380%) (C)	2.340	12-25-35	23,036	20,096
Ashford Hospitality Trust
Series 2018-ASHF, Class A (1 month LIBOR + 0.900%) (C)(D)	2.819	04-15-35	125,000	125,079
Series 2018-ASHF, Class C (1 month LIBOR + 1.400%) (C)(D)	3.319	04-15-35	70,000	70,110
Series 2018-ASHF,Class B (1 month LIBOR + 1.250%) (C)(D)	3.169	04-15-35	140,000	140,038
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A (1 month LIBOR + 0.930%) (C)(D)	2.849	12-15-36	335,000	335,517
Series 2017-ATRM, Class B (1 month LIBOR + 1.500%) (C)(D)	3.419	12-15-36	125,000	125,078
BAMLL Commercial Mortgage Securities Trust Series 2014-IP, Class A (D)(K)	2.717	06-15-28	100,000	99,903
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	53

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Banc of America Funding Trust Series 2005-A, Class 5A1 (1 month LIBOR + 0.300%) (C)	2.248	02-20-35	2,438	$2,425
Banc of America Mortgage Securities Trust
Series 2004-A, Class 2A2 (K)	3.859	02-25-34	15,419	15,411
Series 2004-D, Class 2A2 (K)	4.207	05-25-34	6,846	6,927
Series 2004-H, Class 2A2 (K)	3.596	09-25-34	27,933	27,654
Series 2004-I, Class 3A2 (K)	3.773	10-25-34	4,304	4,354
Series 2005-J, Class 3A1 (K)	4.089	11-25-35	38,179	39,638
BANK
Series 2017-BNK5, Class A5	3.390	06-15-60	370,000	362,060
Series 2017-BNK5, Class B (K)	3.896	06-15-60	95,000	93,968
Series 2017-BNK5, Class D (D)(K)	3.078	06-15-60	100,000	78,887
BX Trust
Series 2017-IMC, Class B (1 month LIBOR + 1.400%) (C)(D)	3.319	10-15-32	100,000	100,126
Series 2017-IMC, Class D (1 month LIBOR + 2.250%) (C)(D)	4.169	10-15-32	340,000	340,961
BXP Trust Series 2017-GM, Class C (D)(K)	3.425	06-13-39	200,000	192,108
CD Mortgage Trust
Series 2016-CD2, Class D (K)	2.780	11-10-49	90,000	69,448
Series 2017-CD6, Class A5	3.456	11-13-50	140,000	137,601
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1	1.242	05-10-47	26,277	26,142
Series 2014-GC21, Class AS	4.026	05-10-47	365,000	370,840
Series 2015-GC27, Class A1	1.353	02-10-48	14,027	13,946
Series 2015-GC27, Class AS	3.571	02-10-48	60,000	58,741
Series 2015-GC33, Class AS	4.114	09-10-58	50,000	50,994
Series 2016-P3, Class A3	3.063	04-15-49	120,000	116,066
Series 2018-B2, Class A4	4.009	03-10-51	55,000	56,382
CLNS Trust Series 2017-IKPR, Class A (1 month LIBOR + 0.800%) (C)(D)	2.729	06-11-32	100,000	100,032
COLT Mortgage Loan Trust
Series 2017-1, Class A1 (D)(K)	2.614	05-27-47	51,272	51,190
Series 2017-1, Class A3 (D)(K)	3.074	05-27-47	51,272	51,188
Series 2017-2, Class A1A (D)(K)	2.415	10-25-47	70,753	70,235
Series 2017-2, Class A2A (D)(K)	2.568	10-25-47	67,383	66,925
Series 2017-2, Class A3A (D)(K)	2.773	10-25-47	67,383	66,928
Series 2018-1, Class A1 (D)(K)	2.930	02-25-48	210,304	208,808
Series 2018-1, Class A2 (D)(K)	2.981	02-25-48	85,838	85,213
Series 2018-2, Class A1 (D)(K)	3.470	07-27-48	270,000	269,996
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR12, Class A4	4.046	10-10-46	255,000	263,520
Series 2014-CR21, Class A1	1.494	12-10-47	9,732	9,666
Series 2014-CR21, Class A3	3.528	12-10-47	465,000	466,010
Series 2014-UBS4, Class C (K)	4.625	08-10-47	65,000	64,551
Series 2014-UBS6, Class C (K)	4.464	12-10-47	110,000	107,455
Series 2015-CR22, Class A1	1.569	03-10-48	21,774	21,647
Series 2015-CR24, Class A1	1.652	08-10-48	14,538	14,482
Series 2015-CR24, Class A5	3.696	08-10-48	20,000	20,145
Series 2015-CR26, Class A4	3.630	10-10-48	530,000	532,309
Series 2015-LC23, Class A2	3.221	10-10-48	480,000	482,495
Series 2015-LC23, Class AM (K)	4.158	10-10-48	475,000	486,452
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class A (1 month LIBOR + 0.850%) (C)(D)	2.746	02-13-32	280,000	279,736
Commercial Mortgage Trust (Deutsche Bank AG/Jefferies & Company) Series 2015-PC1, Class B (K)	4.441	07-10-50	100,000	101,643
Credit Suisse Commercial Mortgage Trust
Series 2015-GLPB, Class A (D)	3.639	11-15-34	185,000	188,069
54	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-GLPB, Class B (D)(K)	3.811	11-15-34	190,000	$191,965
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A1	1.684	04-15-50	21,902	21,737
Series 2015-C2, Class A1	1.454	06-15-57	82,476	81,886
Series 2015-C3, Class A4	3.718	08-15-48	215,000	216,745
Series 2016-C6, Class A5	3.090	01-15-49	90,000	86,796
Series 2016-C7, Class AS (K)	3.958	11-15-49	140,000	141,454
Deephaven Residential Mortgage Trust
Series 2017-3A, Class A1 (D)(K)	2.577	10-25-47	78,249	77,460
Series 2018-1A, Class A1 (D)(K)	2.976	12-25-57	178,644	177,555
Series 2018-2A, Class A1 (D)(K)	3.479	04-25-58	475,000	475,146
DSLA Mortgage Loan Trust Series 2004-AR1, Class A1A (1 month LIBOR + 0.840%) (C)	2.788	09-19-44	61,042	59,816
Eleven Madison Mortgage Trust Series 2015-11MD, Class A (D)(K)	3.555	09-10-35	200,000	200,205
Flagstar Mortgage Trust Series 2017-2, Class B1 (D)(K)	4.141	10-25-47	143,344	143,175
Galton Funding Mortgage Trust
Series 2018-1, Class A23 (D)(K)	3.500	11-25-57	448,050	442,345
Series 2018-1, Class A33 (D)(K)	3.500	11-25-57	89,099	87,445
GMAC Mortgage Corp. Loan Trust Series 2005-AR3, Class 5A1 (K)	4.082	06-19-35	8,412	8,254
Great Wolf Trust
Series 2017, Class A (1 month LIBOR + 0.850%) (C)(D)	2.919	09-15-34	450,000	450,555
Series 2017, Class B (1 month LIBOR + 1.100%) (C)(D)	3.119	09-15-34	190,000	190,299
GS Mortgage Securities Trust
Series 2014-GC22, Class A1	1.290	06-10-47	21,021	20,900
Series 2014-GC24, Class A1	1.509	09-10-47	41,061	40,799
Series 2014-GC26, Class A5	3.629	11-10-47	95,000	95,753
Series 2015-GC28, Class A1	1.528	02-10-48	37,466	37,143
Series 2015-GC34, Class AS	3.911	10-10-48	55,000	55,145
Series 2016-GS3, Class A1	1.429	10-10-49	14,690	14,367
GS Mortgage-Backed Securities Trust Series 2014-EB1A, Class 2A1 (D)(K)	2.467	07-25-44	76,401	74,827
Hilton Orlando Trust Series 2018-ORL, Class A (1 month LIBOR + 0.770%) (C)(D)	2.689	12-15-34	215,000	215,137
Hospitality Mortgage Trust Series 2017-HIT, Class A (1 month LIBOR + 0.850%) (C)(D)	2.773	05-08-30	200,000	200,248
InTown Hotel Portfolio Trust
Series 2018-STAY, Class B (1 month LIBOR + 1.050%) (C)(D)	2.969	01-15-33	100,000	100,064
Series 2018-STAY, Class C (1 month LIBOR + 1.250%) (C)(D)	3.169	01-15-33	100,000	100,126
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class A4	3.801	09-15-47	85,000	86,425
Series 2014-C23, Class A1	1.650	09-15-47	4,331	4,322
Series 2014-C26, Class A1	1.596	01-15-48	38,518	38,342
Series 2015-C27, Class A1	1.414	02-15-48	24,310	24,119
Series 2015-C28, Class A1	1.445	10-15-48	47,328	47,135
Series 2015-C30, Class A5	3.822	07-15-48	275,000	280,207
Series 2016-C4, Class AS	3.385	12-15-49	285,000	275,329
JPMDB Commercial Mortgage Securities Trust Series 2017-C5, Class C (K)	4.512	03-15-50	145,000	144,614
JPMorgan Alternative Loan Trust Series 2007-A2, Class 12A3 (1 month LIBOR + 0.190%) (C)	2.150	06-25-37	14,278	14,212
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2014-C20, Class A1	1.268	07-15-47	8,819	8,789
Series 2016-JP3, Class A1	1.462	08-15-49	14,325	14,005
Series 2016-JP3, Class B (K)	3.397	08-15-49	90,000	85,772
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	55

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
LB-UBS Commercial Mortgage Trust Series 2008-C1, Class A2 (K)	6.319	04-15-41	956	$956
MetLife Securitization Trust Series 2017-1A, Class A (D)(K)	3.000	04-25-55	90,779	89,452
Mill City Mortgage Loan Trust Series 2018-1, Class A1 (D)(K)	3.250	05-25-62	197,230	196,540
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C16, Class A1	1.294	06-15-47	8,206	8,179
Series 2014-C17, Class A1	1.551	08-15-47	2,939	2,934
Series 2014-C18, Class A1	1.686	10-15-47	7,394	7,379
Series 2014-C19, Class A1	1.573	12-15-47	32,608	32,398
Series 2015-C22, Class A4	3.306	04-15-48	95,000	93,645
Series 2015-C24, Class A4	3.732	05-15-48	105,000	106,007
Series 2015-C24, Class B (K)	4.351	05-15-48	60,000	60,650
Series 2016-C28, Class C (K)	4.593	01-15-49	460,000	463,244
Series 2016-C29, Class A4	3.325	05-15-49	45,000	44,103
Series 2016-C30, Class A1	1.389	09-15-49	23,338	22,756
Morgan Stanley Capital I Trust
Series 2015-MS1, Class AS (K)	4.030	05-15-48	20,000	20,101
Series 2017-CLS, Class B (1 month LIBOR + 0.850%) (C)(D)	2.769	11-15-34	55,000	55,068
Series 2017-H1, Class A5	3.530	06-15-50	300,000	296,794
Series 2017-H1, Class B	4.075	06-15-50	105,000	104,895
Series 2017-H1, Class C (K)	4.281	06-15-50	75,000	72,235
Morgan Stanley Capital I Trust Series 2017-CLS, Class C (1 month LIBOR + 1.000%) (C)(D)	2.919	11-15-34	45,000	45,069
Morgan Stanley Capital I, Inc. Series 2017-JWDR, Class B (1 month LIBOR + 1.200%) (C)(D)	3.119	11-15-34	195,000	195,244
One Market Plaza Trust Series 2017-1MKT, Class A (D)	3.613	02-10-32	275,000	275,901
Palisades Center Trust Series 2016-PLSD, Class A (D)	2.713	04-13-33	305,000	298,697
RETL RVP Series 2018-RVP, Class A (1 month LIBOR + 1.100%) (C)(D)	3.019	03-15-33	84,753	85,164
Seasoned Credit Risk Transfer Trust Series 2017-2, Class M1 (D)(K)	4.000	08-25-56	110,000	107,388
Sequoia Mortgage Trust
Series 2017-CH1, Class A2 (D)(K)	3.500	08-25-47	293,818	292,855
Series 2017-CH2, Class A19 (D)(K)	4.000	12-25-47	250,752	250,196
Series 2018-CH1, Class A11 (D)(K)	3.500	02-25-48	104,741	103,772
Series 2018-CH1, Class A2 (D)(K)	3.500	02-25-48	94,815	93,371
Series 2018-CH2, Class A21 (D)(K)	4.000	06-25-48	225,000	226,372
Series 2018-CH2, Class A3 (D)(K)	4.000	06-25-48	130,000	131,583
UBS Commercial Mortgage Trust Series 2018-C9, Class AS (K)	4.318	03-15-51	170,000	175,262
Vendee Mortgage Trust Series 1996-3, Class 4 (K)	9.793	03-15-25	149	153
Verus Securitization Trust Series 2018-1, Class A1 (D)(K)	2.929	02-25-48	91,595	91,007
WaMu Mortgage Pass Through Certificates Series 2005-AR12, Class 2A1 (K)	3.452	09-25-35	6,977	7,005
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class A1	1.437	12-15-47	46,195	45,793
Series 2015-C26, Class A1	1.454	02-15-48	21,482	21,272
Series 2015-C28, Class A1	1.531	05-15-48	22,576	22,439
Series 2015-C31, Class A4	3.695	11-15-48	285,000	286,910
Series 2015-LC20, Class A1	1.471	04-15-50	71,929	71,273
Series 2015-NSX2, Class C (K)	4.248	07-15-58	35,000	33,817
Series 2015-NXS2, Class A2	3.020	07-15-58	140,000	140,222
56	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2015-NXS2, Class AS (K)	4.121	07-15-58	45,000	$45,733
Series 2015-SG1, Class A1	1.568	09-15-48	25,347	25,159
Series 2016-C33, Class A3	3.162	03-15-59	120,000	116,526
Series 2016-C35, Class AS	3.184	07-15-48	305,000	293,522
Series 2016-LC24, Class A1	1.441	10-15-49	19,845	19,523
Series 2016-LC24, Class AS	3.367	10-15-49	185,000	179,894
Series 2017-C38, Class A5	3.453	07-15-50	140,000	137,532
Series 2017-C38, Class B (K)	3.917	07-15-50	100,000	98,334
Wells Fargo Mortgage Backed Securities Trust
Series 2004-G, Class A3 (K)	3.969	06-25-34	10,672	10,785
Series 2003-O, Class 5A1 (K)	3.595	01-25-34	19,894	20,464
WF-RBS Commercial Mortgage Trust
Series 2013-C13, Class A4	3.001	05-15-45	275,000	270,710
Series 2014-C19, Class B (K)	4.723	03-15-47	51,000	52,870
Series 2014-C22, Class A1	1.479	09-15-57	26,175	26,033
Series 2014-C23, Class A1	1.663	10-15-57	12,792	12,720
Worldwide Plaza Trust Series 2017-WWP, Class A (D)	3.526	11-10-36	195,000	192,397
U.S. Government Agency 0.8%				6,903,045
Federal Home Loan Mortgage Corp.
Series 199, Class PO	1.102	08-01-28	888	793
Series 2014-HQ2, Class M2 (1 month LIBOR + 2.200%) (C)	4.160	09-25-24	210,412	216,338
Series 2015-DNA3, Class M2 (1 month LIBOR + 2.850%) (C)	4.810	04-25-28	160,677	166,706
Series 2015-HQ1, Class M2 (1 month LIBOR + 2.200%) (C)	4.160	03-25-25	52,162	52,476
Series 2015-HQ2, Class M2 (1 month LIBOR + 1.950%) (C)	3.910	05-25-25	214,809	219,937
Series 2016-DNA1, Class M2 (1 month LIBOR + 2.900%) (C)	4.860	07-25-28	244,855	251,228
Series 2016-DNA3, Class M2 (1 month LIBOR + 2.000%) (C)	3.960	12-25-28	250,000	253,634
Series 2016-HQA3, Class M2 (1 month LIBOR + 1.350%) (C)	3.310	03-25-29	250,000	253,412
Series 2017-DNA1, Class M2 (1 month LIBOR + 3.250%) (C)	5.210	07-25-29	250,000	270,414
Series 2017-HQ1, Class M1 (1 month LIBOR + 3.550%) (C)	5.510	08-25-29	250,000	273,778
Series 2017-HQA2, Class M1 (1 month LIBOR + 0.800%) (C)	2.760	12-25-29	230,995	231,487
Series 2017-SC01, Class M1 (D)(K)	3.593	12-25-46	184,579	183,148
Series 2017-SC02, Class M1 (D)(K)	3.874	05-25-47	105,538	105,804
Series 2017-SPI1, Class M1 (D)(K)	3.985	09-25-47	180,199	180,563
Series 2018-DNA1, Class M1 (1 month LIBOR + 0.450%) (C)	2.410	07-25-30	82,876	82,590
Series 2018-HQA1, Class M2 (1 month LIBOR + 2.300%) (C)	4.260	09-25-30	350,000	352,342
Series 2018-SPI1, Class M2 (D)(K)	3.745	02-25-48	55,000	48,203
Series 4448, Class JA	4.000	11-15-36	92,166	94,091
Series K025, Class A1	1.875	04-25-22	140,269	137,682
Federal National Mortgage Association
Series 2006-114, Class HE	5.500	12-25-36	77,007	83,942
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (C)	2.910	10-25-29	80,218	80,683
Series 2014-C04, Class 2M1 (1 month LIBOR + 0.850%) (C)	2.810	11-25-29	50,353	50,504
Series 2016-83, Class FA (1 month LIBOR + 0.500%) (C)	2.460	11-25-46	45,534	46,070
Series 2016-85, Class FA (1 month LIBOR + 0.500%) (C)	2.460	11-25-46	79,652	80,497
Series 2016-85, Class FG (1 month LIBOR + 0.500%) (C)	2.460	11-25-46	78,360	79,198
Series 2016-C01, Class 2M1 (1 month LIBOR + 2.100%) (C)	4.060	08-25-28	62,688	62,842
Series 2016-C05, Class 2M1 (1 month LIBOR + 1.350%) (C)	3.310	01-25-29	42,952	43,145
Series 2017-90, Class KA	3.000	11-25-47	60,790	60,001
Series 2017-C02, Class 2M1 (1 month LIBOR + 1.150%) (C)	3.110	09-25-29	77,966	78,440
Series 2017-C02, Class 2M2 (1 month LIBOR + 3.650%) (C)	5.610	09-25-29	115,000	125,762
Series 2017-C03, Class 1M2 (1 month LIBOR + 3.000%) (C)	4.960	10-25-29	35,000	37,405
Series 2017-C05, Class 1M1 (1 month LIBOR + 0.550%) (C)	2.510	01-25-30	94,871	94,871
Series 2017-C05, Class 1M2 (1 month LIBOR + 2.200%) (C)	4.160	01-25-30	70,000	71,168
Series 2017-C06, Class 2M1 (1 month LIBOR + 0.750%) (C)	2.710	02-25-30	35,944	35,979
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	57

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2017-C06, Class 2M2 (1 month LIBOR + 2.800%) (C)	4.760	02-25-30	115,000	$119,246
Series 2017-C07, Class 2M2 (1 month LIBOR + 2.500%) (C)	4.460	05-25-30	255,000	260,530
Series 2018-44, Class PC	4.000	06-25-44	460,000	468,625
Series 2018-C02, Class 2M2 (1 month LIBOR + 2.200%) (C)	4.160	08-25-30	115,000	115,634
Series 2018-C03, Class 1M1 (1 month LIBOR + 0.680%) (C)	2.640	10-25-30	84,392	84,405
Series 2018-C03, Class 1M2 (1 month LIBOR + 2.150%) (C)	4.110	10-25-30	140,000	140,290
Series 319, Class 2 IO	6.500	02-25-32	2,728	611
Government National Mortgage Association
Series 2010-103, Class IN IO	4.500	02-20-39	10,223	516
Series 2010-127, Class JI IO	4.000	02-20-39	103,818	8,317
Series 2010-165, Class IP IO	4.000	04-20-38	394,895	18,518
Series 2010-87, Class HI IO	4.500	11-20-38	186,772	9,589
Series 2011-133, Class GB	3.500	09-20-41	100,000	98,236
Series 2011-41 Class AI IO	4.500	12-20-39	95,631	5,684
Series 2011-88, Class EI IO	4.500	11-20-39	14,661	874
Series 2011-94, Class AI IO	4.500	01-20-39	40,396	364
Series 2012-94, Class BI IO	4.000	05-20-37	147,273	19,346
Series 2013-24, Class OI IO	4.000	02-20-43	94,198	19,534
Series 2014-115, Class KI IO	3.000	06-20-37	157,526	16,799
Series 2014-119, Class I IO	4.000	08-20-44	395,889	68,488
Series 2014-129, Class BI IO	3.500	09-20-29	367,602	39,471
Series 2014-160, Class DI IO	3.500	04-20-39	357,182	37,128
Series 2015-100, Class AI IO	3.500	03-20-39	518,175	42,844
Series 2015-148, Class LI IO	3.500	06-20-39	379,564	44,582
Series 2015-148, Class LI IO	3.500	05-20-43	101,151	21,555
Series 2016-46, Class IO	3.500	04-20-46	931,300	159,203
Series 2016-60, Class IK IO	3.500	12-20-45	766,605	117,809
Series 2017-184, Class JH	3.000	12-20-47	119,092	117,913
Series 2017-87, Class KZ	3.500	06-20-47	309,767	305,066

Series 2018-8, Class DA	3.000	11-20-47	156,867	156,735
Asset backed securities 4.3%				$36,991,553
(Cost $37,225,797)
Asset backed securities 4.3%				36,991,553
Allegro CLO III, Ltd. Series 2015-3, Class A (3 month LIBOR + 0.840%) (C)(D)	3.200	07-25-27	250,000	249,930
Ally Auto Receivables Trust
Series 2015-2, Class B (D)	2.070	10-15-20	115,000	114,599
Series 2015-2, Class D (D)	3.010	03-15-22	30,000	30,049
Series 2016-1, Class B	1.990	03-15-21	115,000	114,251
Series 2016-1, Class C	2.290	06-15-21	75,000	74,734
Series 2016-1, Class D	2.840	09-15-22	30,000	29,932
Series 2017-2, Class C	2.460	09-15-22	10,000	9,854
Series 2017-2, Class D	2.930	11-15-23	15,000	14,745
American Express Credit Account Master Trust Series 2017-5, Class B (1 month LIBOR + 0.580%) (C)	2.499	02-18-25	200,000	200,665
AmeriCredit Automobile Receivables Trust
Series 2013-5, Class D	2.860	12-09-19	75,954	75,956
Series 2014-1, Class E (D)	3.580	08-09-21	30,000	30,097
Series 2014-2, Class E (D)	3.370	11-08-21	60,000	60,187
Series 2014-3, Class C	2.580	09-08-20	19,824	19,824
Series 2014-3, Class D	3.130	10-08-20	80,000	80,222
Series 2014-3, Class E (D)	3.720	03-08-22	120,000	120,499
Series 2014-4, Class C	2.470	11-09-20	40,000	39,972
Series 2014-4, Class E	3.660	03-08-22	115,000	115,481
Series 2015-2, Class D	3.000	06-08-21	40,000	39,996
58	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-3, Class D	3.340	08-08-21	45,000	$45,171
Series 2015-4, Class A3	1.700	07-08-20	11,934	11,918
Series 2015-4, Class C	2.880	07-08-21	65,000	65,033
Series 2016-1, Class A3	1.810	10-08-20	33,526	33,466
Series 2016-1, Class C	2.890	01-10-22	875,000	874,573
Series 2016-2, Class C	2.870	11-08-21	45,000	44,984
Series 2016-3, Class D	2.710	09-08-22	115,000	113,228
Series 2016-4, Class A3	1.530	07-08-21	65,000	64,516
Series 2017-1, Class B	2.300	02-18-22	65,000	64,320
Series 2017-1, Class C	2.710	08-18-22	15,000	14,851
Series 2017-1, Class D	3.130	01-18-23	95,000	94,330
Series 2017-3, Class B	2.240	06-19-23	75,000	73,793
Series 2017-3, Class C	2.690	06-19-23	80,000	78,821
Series 2017-4, Class C	2.600	09-18-23	75,000	73,631
Series 2018-1, Class C	3.500	01-18-24	210,000	210,996
ARI Fleet Lease Trust
Series 2015-A, Class A3 (D)	1.670	09-15-23	115,388	115,175
Series 2016-A, Class A2 (D)	1.820	07-15-24	18,917	18,886
Series 2017-A, Class A2 (D)	1.910	04-15-26	181,407	180,415
Series 2017-A, Class A3 (D)	2.280	04-15-26	100,000	98,683
Series 2018-A, Class A2 (D)	2.550	10-15-26	100,000	99,641
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A3 (D)	1.920	12-10-19	41,782	41,699
Series 2016-2A, Class A2 (D)	1.460	04-10-19	10,218	10,207
Series 2017-1A, Class A2 (D)	1.870	07-10-19	32,391	32,315
Series 2017-1A, Class A3 (D)	2.290	06-10-21	50,000	49,466
Series 2017-2A, Class A3 (D)	2.310	12-10-21	60,000	59,040
Series 2018-1A, Class A2 (D)	2.920	12-10-20	40,000	40,027
Avis Budget Rental Car Funding AESOP LLC
Series 2013-1A, Class A (D)	1.920	09-20-19	340,000	339,581
Series 2013-2A, Class A (D)	2.970	02-20-20	475,000	475,324
Series 2013-2A, Class B (D)	3.660	02-20-20	100,000	100,240
Series 2014-1A, Class A (D)	2.560	07-20-20	390,000	388,559
Series 2014-2A, Class A (D)	2.500	02-20-21	200,000	198,427
Series 2016-2A, Class A (D)	2.720	11-20-22	165,000	161,396
Babson CLO, Ltd. Series 2013-IA, Class AR (3 month LIBOR + 0.800%) (C)(D)	3.162	01-20-28	250,000	249,367
BankBoston Home Equity Loan Trust Series 1998-2, Class A6 (K)	6.640	12-25-28	8,180	8,167
Barclays Dryrock Issuance Trust Series 2015-1, Class A	2.200	12-15-22	100,000	98,745
Bayview Mortgage Fund IVc Trust Series 2017-RT3, Class A (D)(K)	3.500	01-28-58	118,439	118,511
Bayview Opportunity Master Fund IVa Trust
Series 2017-RT1, Class A1 (D)(K)	3.000	03-28-57	76,763	75,707
Series 2017-SPL5, Class A (D)(K)	3.500	06-28-57	103,182	103,491
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL4, Class A (D)(K)	3.500	01-28-55	80,927	81,006
BMW Vehicle Lease Trust
Series 2016-2, Class A3	1.430	09-20-19	35,000	34,850
Series 2017-1, Class A3	1.980	05-20-20	85,000	84,491
Series 2017-2, Class A3	2.070	10-20-20	30,000	29,699
California Republic Auto Receivables Trust Series 2015-1, Class B	2.510	02-16-21	20,000	19,904
Capital Auto Receivables Asset Trust
Series 2015-2, Class A3	1.730	09-20-19	21,901	21,892
Series 2015-4, Class A4	2.010	07-20-20	145,000	144,503
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	59

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-1, Class A3	1.730	04-20-20	17,914	$17,876
Series 2016-2, Class A4	1.630	01-20-21	30,000	29,698
Series 2016-2, Class C	2.420	06-21-21	110,000	109,211
Series 2016-3, Class A3	1.540	08-20-20	14,044	13,986
Series 2017-1, Class B (D)	2.430	05-20-22	75,000	73,741
Series 2017-1, Class C (D)	2.700	09-20-22	15,000	14,766
Carlyle Global Market Strategies CLO, Ltd. Series 2015-1A, Class AR (3 month LIBOR + 1.000%) (C)(D)	3.359	04-20-27	250,000	250,048
CarMax Auto Owner Trust
Series 2016-1, Class A4	1.880	06-15-21	100,000	98,661
Series 2016-4, Class A3	1.400	08-15-21	100,000	98,692
Series 2016-4, Class C	2.260	07-15-22	40,000	39,181
Series 2017-4, Class A3	2.110	10-17-22	85,000	83,819
Series 2017-4, Class C	2.700	10-16-23	15,000	14,731
CCG Receivables Trust
Series 2015-1, Class B (D)	2.600	01-17-23	100,000	99,818
Series 2016-1, Class A2 (D)	1.690	09-14-22	55,630	55,327
Chase Funding Trust
Series 2002-2, Class 1M1	5.599	09-25-31	374	379
Series 2002-4, Class 2A1 (1 month LIBOR + 0.740%) (C)	2.700	10-25-32	4,515	4,478
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A2 (D)	1.360	01-15-20	2,698	2,698
Series 2016-BA, Class A3 (D)	1.640	07-15-21	100,000	99,385
CIFC Funding, Ltd. Series 2015-5A, Class A1 R (3 month LIBOR + 0.860%) (C)(D)	3.220	10-25-27	285,000	284,996
CNH Equipment Trust
Series 2015-B, Class A3	1.370	07-15-20	30,315	30,212
Series 2016-C, Class A3	1.440	12-15-21	90,000	89,674
Series 2017-C, Class B	2.540	05-15-25	5,000	4,890
Countrywide Asset-Backed Certificates Series 2004-BC1, Class M2 (1 month LIBOR + 1.605%) (C)	3.565	01-25-34	20,174	20,051
DB Master Finance LLC Series 2017-1A, Class A2I (D)	3.629	11-20-47	134,325	131,956
Diamond Resorts Owner Trust
Series 2013-2, Class A (D)	2.270	05-20-26	22,389	22,380
Series 2014-1, Class A (D)	2.540	05-20-27	23,047	22,967
Series 2015-1, Class A (D)	2.730	07-20-27	28,736	28,622
Series 2015-2, Class A (D)	2.990	05-22-28	21,856	21,716
Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I (D)	4.116	07-25-48	235,000	237,491
Driven Brands Funding LLC Series 2018-1A, Class A2 (D)	4.739	04-20-48	190,000	192,770
Elara HGV Timeshare Issuer LLC Series 2014-A, Class A (D)	2.530	02-25-27	78,214	76,643
Enterprise Fleet Financing LLC
Series 2015-2, Class A2 (D)	1.590	02-22-21	4,874	4,873
Series 2017-1, Class A2 (D)	2.130	07-20-22	489,580	486,953
Series 2017-2, Class A2 (D)	1.970	01-20-23	203,409	202,019
Series 2017-3, Class A2 (D)	2.130	05-22-23	100,000	99,068
Ford Credit Auto Lease Trust Series 2017-A, Class A4	2.020	06-15-20	50,000	49,634
Ford Credit Auto Owner Trust
Series 2015-A, Class A3	1.280	09-15-19	2,653	2,652
Series 2016-C, Class B	1.730	03-15-22	80,000	77,892
Series 2016-C, Class C	1.930	04-15-23	55,000	53,765
Series 2018-1, Class C (D)	3.490	07-15-31	305,000	300,101
Ford Credit Floorplan Master Owner Trust A
Series 2013-4, Class C	2.290	06-15-20	65,000	64,988
60	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2016-3, Class A1	1.550	07-15-21	105,000	$103,608
Series 2016-3, Class B	1.750	07-15-21	30,000	29,634
Series 2016-5, Class B	2.160	11-15-21	450,000	445,715
Series 2017-1, Class B	2.250	05-15-22	60,000	59,125
Galaxy XXIX CLO, Ltd.
Series 2018-29A, Class A (3 month LIBOR + 0.790%) (C)(D)	3.120	11-15-26	250,000	250,000
Series 2018-29A, Class B (3 month LIBOR + 1.400%) (C)(D)	3.730	11-15-26	250,000	250,000
GM Financial Automobile Leasing Trust
Series 2016-2, Class A3	1.620	09-20-19	58,019	57,852
Series 2016-2, Class B	2.080	03-20-20	180,000	178,867
Series 2016-2, Class C	2.580	03-20-20	110,000	109,630
Series 2017-1, Class A3	2.060	05-20-20	130,000	129,226
Series 2017-1, Class A4	2.260	08-20-20	10,000	9,934
Series 2017-3, Class A3	2.010	11-20-20	110,000	108,943
Series 2018-1, Class C	3.110	12-20-21	35,000	34,815
Series 2018-1, Class D	3.370	10-20-22	75,000	74,615
GM Financial Consumer Automobile Receivables Trust
Series 2017-1A, Class C (D)	2.450	07-17-23	100,000	98,042
Series 2017-3A, Class B (D)	2.330	03-16-23	10,000	9,771
Series 2018-2, Class C	3.310	12-18-23	150,000	149,638
GMF Floorplan Owner Revolving Trust
Series 2016-1, Class B (D)	2.410	05-17-21	200,000	199,017
Series 2017-1, Class A1 (D)	2.220	01-18-22	205,000	204,977
Series 2017-1, Class B (D)	2.580	01-18-22	100,000	99,209
Series 2017-1, Class C (D)	2.970	01-18-22	100,000	99,622
Series 2017-3, Class C (D)	2.460	08-16-21	100,000	98,915
Series 2018-1, Class A (1 month LIBOR + 0.300%) (C)(D)	2.219	03-15-22	470,000	470,056
Series 2018-1, Class C (D)	3.250	03-15-22	235,000	235,158
GreatAmerica Leasing Receivables Funding LLC
Series 2017-1, Class A2 (D)	1.720	04-22-19	43,867	43,792
Series 2017-1, Class A3 (D)	2.060	06-22-20	100,000	99,395
Series 2018-1, Class A3 (D)	2.600	06-15-21	25,000	24,839
GSAA Home Equity Trust
Series 2005-11, Class 2A1 (1 month LIBOR + 0.280%) (C)	2.240	10-25-35	36,680	36,472
Series 2005-8, Class A3 (1 month LIBOR + 0.430%) (C)	2.390	06-25-35	86,187	85,511
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR (3 month LIBOR + 1.100%) (C)(D)	3.462	10-22-25	250,000	250,087
Series 2014-3A, Class B1R (3 month LIBOR + 1.700%) (C)(D)	4.062	10-22-25	250,000	250,012
Hardee's Funding LLC
Series 2018-1A, Class AI (D)	4.250	06-20-48	625,000	625,000
Series 2018-1A, Class AII (D)	4.959	06-20-48	200,000	200,000
Hilton Grand Vacations Trust
Series 2014-AA, Class A (D)	1.770	11-25-26	131,129	128,698
Series 2017-AA, Class A (D)	2.660	12-26-28	144,481	142,273
Honda Auto Receivables Owner Trust Series 2016-4, Class A4	1.360	01-18-23	90,000	87,860
Huntington Auto Trust Series 2016-1, Class A4	1.930	04-15-22	120,000	118,315
Hyundai Auto Lease Securitization Trust
Series 2016-B, Class A3 (D)	1.520	10-15-19	120,305	120,070
Series 2016-C, Class A3 (D)	1.490	02-18-20	160,000	159,541
Series 2016-C, Class A4 (D)	1.650	07-15-20	100,000	99,306
Series 2017-C, Class A3 (D)	2.120	02-16-21	105,000	104,114
Series 2018-A, Class A3 (D)	2.810	04-15-21	135,000	134,705
Hyundai Auto Receivables Trust Series 2017-A, Class B	2.380	04-17-23	25,000	24,555
Jimmy Johns Funding LLC Series 2017-1A, Class A2I (D)	3.610	07-30-47	64,513	64,198
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	61

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
John Deere Owner Trust
Series 2015-A, Class A3	1.320	06-17-19	1,256	$1,255
Series 2016-A, Class A3	1.360	04-15-20	32,507	32,348
KKR CLO 12, Ltd. Series 12, Class A1R (3 month LIBOR + 1.050%) (C)(D)	3.398	07-15-27	495,000	495,297
KKR CLO 13, Ltd.
Series 13, Class A1R (3 month LIBOR + 0.800%) (C)(D)	3.148	01-16-28	275,000	274,304
Series 13, Class B1R (3 month LIBOR + 1.150%) (C)(D)	3.498	01-16-28	250,000	249,451
Kubota Credit Owner Trust
Series 2015-1A, Class A4 (D)	1.790	08-16-21	383,142	382,564
Series 2016-1A, Class A3 (D)	1.500	07-15-20	100,000	99,141
Madison Park Funding XVIII, Ltd. Series 2015-18A, Class A1R (3 month LIBOR + 1.190%) (C)(D)	3.552	10-21-30	500,000	501,150
Magnetite XVI, Ltd. Series 2015-16A, Class BR (3 month LIBOR + 1.200%) (C)(D)	3.555	01-18-28	280,000	279,882
Mill City Mortgage Loan Trust Series 2016-1, Class A1 (D)(K)	2.500	04-25-57	127,333	125,021
MMAF Equipment Finance LLC
Series 2015-AA, Class A4 (D)	1.930	07-16-21	169,335	168,525
Series 2016-AA, Class A4 (D)	1.760	01-17-23	225,000	219,414
Series 2017-B, Class A3 (D)	2.210	10-17-22	190,000	186,585
Series 2017-B, Class A4 (D)	2.410	11-15-24	100,000	97,665
Series 2018-A, Class A4 (D)	3.390	01-10-25	185,000	184,973
MVW Owner Trust
Series 2013-1A, Class A (D)	2.150	04-22-30	42,716	41,945
Series 2014-1A, Class A (D)	2.250	09-22-31	67,366	65,989
Series 2017-1A, Class A (D)	2.420	12-20-34	176,259	172,268
Navient Private Education Loan Trust
Series 2017-A, Class A2A (D)	2.880	12-16-58	100,000	97,653
Series 2017-A, Class B (D)	3.910	12-16-58	100,000	96,933
Series 2018-BA, Class A2A (D)	3.610	12-15-59	185,000	184,984
Navient Private Education Refi Loan Trust Series 2018-A, Class A1 (D)	2.530	02-18-42	294,317	293,004
Navient Student Loan Trust
Series 2016-1A, Class A (1 month LIBOR + 0.700%) (C)(D)	2.660	02-25-70	330,051	331,303
Series 2018-1A, Class A2 (1 month LIBOR + 0.350%) (C)(D)	2.310	03-25-67	250,000	249,925
Series 2018-2A, Class A2 (1 month LIBOR + 0.380%) (C)(D)	2.340	03-25-67	335,000	335,097
Nelnet Student Loan Trust
Series 2005-4, Class A4 (3 month LIBOR + 0.180%) (C)	2.428	03-22-32	100,000	98,634
Series 2006-1, Class A3 (3 month LIBOR + 0.450%) (C)(D)	2.370	08-23-36	290,000	283,574
Series 2008-3, Class A4 (3 month LIBOR + 1.650%) (C)	3.594	11-25-24	163,620	166,075
Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A2R2 (3 month LIBOR + 1.150%) (C)(D)	3.498	07-15-27	285,000	284,940
Neuberger Berman CLO XVI-S, Ltd. Series 2017-16SA, Class A (3 month LIBOR + 0.850%) (C)(D)	3.198	01-15-28	260,000	259,105
Nissan Auto Lease Trust
Series 2016-B, Class A4	1.610	01-18-22	45,000	44,702
Series 2017-A, Class A3	1.910	04-15-20	175,000	173,556
Nissan Master Owner Trust Receivables
Series 2016-A, Class A2	1.540	06-15-21	55,000	54,333
Series 2017-C, Class A (1 month LIBOR + 0.320%) (C)	2.239	10-17-22	200,000	200,120
OCP CLO, Ltd. Series 2015-10A, Class A1R (3 month LIBOR + 0.820%) (C)(D)	3.182	10-26-27	100,000	99,911
Octagon Investment Partners XXIII, Ltd. Series 2015-1A, Class A1R (3 month LIBOR + 0.850%) (C)(D)	3.111	07-15-27	500,000	499,939
OZLM VIII, Ltd. Series 2014-8A, Class A1AR (3 month LIBOR + 1.130%) (C)(D)	3.483	10-17-26	560,000	560,186
Santander Drive Auto Receivables Trust
Series 2014-3, Class D	2.650	08-17-20	53,897	53,901
62	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2015-2, Class D	3.020	04-15-21	285,000	$285,561
Series 2015-3, Class D	3.490	05-17-21	75,000	75,451
Series 2015-4, Class D	3.530	08-16-21	40,000	40,293
Series 2015-5, Class C	2.740	12-15-21	103,692	103,722
Series 2015-5, Class D	3.650	12-15-21	100,000	100,733
Series 2016-1, Class B	2.470	12-15-20	14,436	14,433
Series 2016-1, Class D	4.020	04-15-22	170,000	172,314
Series 2016-3, Class C	2.460	03-15-22	68,000	67,647
Series 2017-1, Class A2	1.490	02-18-20	10,610	10,604
Series 2017-1, Class B	2.100	06-15-21	45,000	44,816
Series 2017-1, Class C	2.580	05-16-22	55,000	54,739
Series 2018-1, Class C	2.960	03-15-24	100,000	99,200
Series 2018-2, Class B	3.030	09-15-22	210,000	209,862
Series 2018-2, Class C	3.350	07-17-23	130,000	129,814
Santander Retail Auto Lease Trust
Series 2017-A, Class A3 (D)	2.220	01-20-21	115,000	113,833
Series 2017-A, Class C (D)	2.960	11-21-22	235,000	232,021
Sierra Timeshare Receivables Funding LLC
Series 2014-2A, Class A (D)(K)	2.050	06-20-31	16,091	16,003
Series 2014-3A, Class A (D)	2.300	10-20-31	88,787	88,196
Series 2015-1A, Class A (D)	2.400	03-22-32	137,471	136,396
Series 2015-2A, Class A (D)	2.430	06-20-32	62,815	62,212
Series 2015-3A, Class A (D)	2.580	09-20-32	149,122	148,470
Series 2016-2A, Class A (D)	2.330	07-20-33	34,022	33,605
SLM Student Loan Trust
Series 2008-1, Class A4 (3 month LIBOR + 0.650%) (C)	3.010	01-25-22	112,188	111,700
Series 2008-4, Class A4 (3 month LIBOR + 1.650%) (C)	4.010	07-25-22	220,999	226,171
Series 2008-5, Class A4 (3 month LIBOR + 1.700%) (C)	4.060	07-25-23	213,676	219,254
Series 2008-9, Class A (3 month LIBOR + 1.500%) (C)	3.860	04-25-23	251,278	256,188
Series 2010-1, Class A (1 month LIBOR + 0.400%) (C)	2.360	03-25-25	83,144	81,957
SMART ABS Trust
Series 2015-3US, Class A3A	1.660	08-14-19	18,201	18,182
Series 2016-2US, Class A2A	1.450	08-14-19	28,613	28,552
Series 2016-2US, Class A3A	1.710	03-15-21	270,000	266,298
SMB Private Education Loan Trust
Series 2014-A, Class A2B (1 month LIBOR + 1.150%) (C)(D)	3.069	05-15-26	106,276	107,297
Series 2015-A, Class A2A (D)	2.490	06-15-27	356,081	351,197
Series 2015-A, Class A2B (1 month LIBOR + 1.000%) (C)(D)	2.919	06-15-27	86,849	87,581
Series 2015-B, Class A2A (D)	2.980	07-15-27	145,864	145,194
Series 2015-B, Class A3 (1 month LIBOR + 1.750%) (C)(D)	3.669	05-17-32	180,000	188,746
Series 2016-A, Class A2A (D)	2.700	05-15-31	187,210	183,692
Series 2016-B, Class A2A (D)	2.430	02-17-32	540,232	525,389
Series 2016-C, Class A2B (1 month LIBOR + 1.100%) (C)(D)	3.019	09-15-34	105,000	106,697
Series 2017-A, Class A2A (D)	2.880	09-15-34	195,000	191,334
Springleaf Funding Trust Series 2016-AA, Class A (D)	2.900	11-15-29	120,000	119,400
Symphony CLO XVII, Ltd. Series 2016-17A, Class AR (3 month LIBOR + 0.880%) (C)(D)	3.228	04-15-28	385,000	384,993
Synchrony Credit Card Master Note Trust
Series 2015-1, Class B	2.640	03-15-23	180,000	178,242
Series 2015-3, Class B	1.940	09-15-21	100,000	99,787
Series 2015-4, Class B	2.620	09-15-23	85,000	83,714
Series 2017-1, Class C	2.560	06-15-23	125,000	122,317
Series 2018-1, Class C	3.360	03-15-24	95,000	94,837
Series 2018-2, Class C (3 month LIBOR + 0.880%)	3.870	05-15-26	350,000	349,988
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	63

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Taco Bell Funding LLC Series 2016-1A, Class A2I (D)	3.832	05-25-46	68,950	$69,104
Terwin Mortgage Trust Series 2005-14HE, Class AF2	4.849	08-25-36	1,897	1,895
Towd Point Mortgage Trust
Series 2015-3, Class A1B (D)(K)	3.000	03-25-54	164,439	163,602
Series 2015-4, Class A1B (D)(K)	2.750	04-25-55	49,471	48,976
Series 2015-5, Class A1B (D)(K)	2.750	05-25-55	154,820	153,208
Series 2016-1, Class A1B (D)(K)	2.750	02-25-55	131,398	130,055
Series 2016-1, Class A3B (D)(K)	3.000	02-25-55	107,526	106,342
Series 2016-2, Class A1A (D)(K)	2.750	08-25-55	76,669	75,358
Series 2016-3, Class A1 (D)(K)	2.250	04-25-56	218,958	214,554
Series 2017-1, Class A1 (D)(K)	2.750	10-25-56	74,500	73,217
Series 2017-1, Class M1 (D)(K)	3.750	10-25-56	485,000	486,876
Series 2017-2, Class A1 (D)(K)	2.750	04-25-57	158,541	156,291
Series 2017-3, Class A1 (D)(K)	2.750	07-25-57	306,051	301,400
Series 2017-4, Class A1 (D)(K)	2.750	06-25-57	142,136	139,312
Series 2017-5, Class A1 (1 month LIBOR + 0.600%) (C)(D)	2.560	02-25-57	117,838	118,154
Series 2017-6, Class A1 (D)(K)	2.750	10-25-57	157,797	154,371
Series 2018-1, Class A1 (D)(K)	3.000	01-25-58	95,511	94,331
Series 2018-2, Class A1 (D)(K)	3.250	03-25-58	875,000	872,156
Utility Debt Securitization Authority Series 2013-T, Class T1	2.042	06-15-21	146,000	145,425
VB-S1 Issuer LLC Series 2016-1A, Class F (D)	6.901	06-15-46	85,000	88,669
Verizon Owner Trust
Series 2016-2A, Class A (D)	1.680	05-20-21	230,000	227,726
Series 2017-1A, Class A (D)	2.060	09-20-21	260,000	257,430
Series 2017-1A, Class B (D)	2.450	09-20-21	100,000	98,798
Series 2017-1A, Class C (D)	2.650	09-20-21	105,000	103,801
Series 2017-3A, Class C (D)	2.530	04-20-22	100,000	98,218
Series 2018-1A, Class C (D)	3.200	09-20-22	215,000	214,510
Volvo Financial Equipment LLC
Series 2016-1A, Class A3 (D)	1.670	02-18-20	85,657	85,352
Series 2018-1A, Class B (D)	2.910	01-17-23	35,000	34,702
Volvo Financial Equipment Master Owner Trust Series 2017-A, Class A (1 month LIBOR + 0.500%) (C)(D)	2.419	11-15-22	100,000	100,327
Voya CLO, Ltd. Series 2016-1A, Class A2R (3 month LIBOR + 1.300%) (C)(D)	3.659	01-20-31	325,000	319,484
Wheels SPV 2 LLC Series 2016-1A, Class A2 (D)	1.590	05-20-25	88,063	87,665
World Omni Auto Receivables Trust Series 2018-B, Class B	3.170	01-15-25	120,000	119,790
World Omni Automobile Lease Securitization Trust
Series 2016-A, Class A3	1.450	08-15-19	85,000	84,644
Series 2018-A, Class B	3.060	05-15-23	170,000	169,568

	Shares	Value
Common stocks 10.0%		$85,323,765
(Cost $65,496,465)
Consumer discretionary 0.8%		6,787,226
Auto components 0.1%
Adient PLC	7,960	423,790
Hotels, restaurants and leisure 0.1%
Caesars Entertainment Corp. (E)	19,096	232,016
Las Vegas Sands Corp.	12,200	983,442
64	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Consumer discretionary (continued)
Leisure products 0.1%
Mattel, Inc. (L)	32,500	$504,400
Media 0.4%
Comcast Corp., Class A	24,736	771,268
Liberty Broadband Corp., Series A (E)	1,675	114,386
Liberty Latin America, Ltd., Class C (E)	262	5,628
News Corp., Class A	44,300	665,829
The Walt Disney Company	2,700	268,569
Time Warner, Inc.	2,800	263,648
Twenty-First Century Fox, Inc., Class B	42,800	1,633,676
Multiline retail 0.1%
Kohl's Corp.	8,000	534,000
Specialty retail 0.0%
L Brands, Inc.	11,400	386,574
Consumer staples 0.7%		5,763,028
Beverages 0.1%
PepsiCo, Inc.	6,746	676,287
Food and staples retailing 0.1%
Walmart, Inc.	10,400	858,416
Food products 0.3%
Archer-Daniels-Midland Company	15,853	693,093
Kellogg Company	5,250	338,048
Tyson Foods, Inc., Class A	16,200	1,093,014
Household products 0.1%
Kimberly-Clark Corp.	10,600	1,069,010
Personal products 0.0%
Coty, Inc., Class A	13,893	184,082
Tobacco 0.1%
Philip Morris International, Inc.	10,700	851,078
Energy 1.1%		9,577,525
Oil, gas and consumable fuels 1.1%
Apache Corp.	18,499	739,960
Chevron Corp.	8,250	1,025,475
EQT Corp.	1,970	101,534
Exxon Mobil Corp.	28,600	2,323,464
Frontera Energy Corp. (E)	3,500	102,568
Frontera Energy Corp. (Toronto Stock Exchange) (E)(L)	9,695	283,911
Hess Corp.	20,031	1,210,273
Occidental Petroleum Corp.	12,600	1,060,920
TOTAL SA (L)	30,791	1,871,905
TransCanada Corp.	20,500	857,515
Financials 2.6%		22,302,508
Banks 1.3%
Bank of America Corp.	4,828	140,205
Citigroup, Inc.	15,541	1,036,429
Fifth Third Bancorp	36,500	1,116,170
JPMorgan Chase & Co.	31,058	3,323,517
KeyCorp	38,510	748,634
The PNC Financial Services Group, Inc.	6,453	925,425
U.S. Bancorp	28,000	1,399,720
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	65

	Shares	Value
Financials (continued)
Banks (continued)
Wells Fargo & Company	49,200	$2,656,308
Capital markets 0.6%
Ameriprise Financial, Inc.	1,308	181,328
Franklin Resources, Inc.	21,100	708,327
Morgan Stanley	33,300	1,669,662
Northern Trust Corp.	2,983	305,817
State Street Corp.	13,200	1,268,652
The Bank of New York Mellon Corp.	13,484	738,249
Insurance 0.7%
American International Group, Inc.	21,642	1,142,481
Brighthouse Financial, Inc. (E)	13,069	615,681
Chubb, Ltd.	9,243	1,207,968
Loews Corp.	21,381	1,044,889
Marsh & McLennan Companies, Inc.	5,709	458,832
MetLife, Inc.	28,766	1,322,948
Willis Towers Watson PLC	1,927	291,266
Health care 1.2%		10,173,947
Biotechnology 0.1%
Gilead Sciences, Inc.	14,750	994,150
Health care equipment and supplies 0.2%
Becton, Dickinson and Company	2,330	516,305
Medtronic PLC	14,500	1,251,640
Health care providers and services 0.3%
Anthem, Inc.	6,684	1,479,971
CVS Health Corp.	11,084	702,615
Pharmaceuticals 0.6%
Bristol-Myers Squibb Company	11,700	615,654
GlaxoSmithKline PLC	27,761	562,434
GlaxoSmithKline PLC, ADR	9,600	388,992
Johnson & Johnson	12,650	1,513,193
Merck & Company, Inc.	15,300	910,809
Pfizer, Inc.	34,461	1,238,184
Industrials 1.1%		9,007,726
Aerospace and defense 0.4%
Harris Corp.	9,800	1,474,606
The Boeing Company	4,628	1,629,796
Air freight and logistics 0.1%
United Parcel Service, Inc., Class B	9,746	1,131,706
Airlines 0.1%
Alaska Air Group, Inc.	6,700	407,427
Delta Air Lines, Inc.	7,000	378,350
Southwest Airlines Company	6,037	308,370
Building products 0.2%
Johnson Controls International PLC	39,195	1,315,384
Commercial services and supplies 0.0%
Stericycle, Inc. (E)	4,000	254,000
Electrical equipment 0.1%
Emerson Electric Company	10,430	738,861
nVent Electric PLC (E)	6,850	185,498
66	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials (continued)
Industrial conglomerates 0.1%
General Electric Company	26,824	$377,682
Machinery 0.1%
Flowserve Corp.	3,686	152,379
Illinois Tool Works, Inc.	600	86,220
Pentair PLC	6,850	298,934
Professional services 0.0%
Nielsen Holdings PLC	8,900	268,513
Information technology 0.8%		7,162,881
Communications equipment 0.2%
Cisco Systems, Inc.	33,400	1,426,514
Electronic equipment, instruments and components 0.0%
TE Connectivity, Ltd.	2,120	197,330
Semiconductors and semiconductor equipment 0.3%
Analog Devices, Inc.	1,405	136,538
Applied Materials, Inc.	11,541	586,052
QUALCOMM, Inc.	27,000	1,569,240
Texas Instruments, Inc.	6,200	693,842
Software 0.3%
CA, Inc.	3,700	132,238
Microsoft Corp.	20,851	2,060,913
Technology hardware, storage and peripherals 0.0%
Hewlett Packard Enterprise Company	11,400	173,736
Western Digital Corp.	2,233	186,478
Materials 0.6%		4,983,846
Chemicals 0.3%
Akzo Nobel NV	1,760	154,515
CF Industries Holdings, Inc.	22,400	921,536
DowDuPont, Inc.	27,873	1,786,938
Construction materials 0.1%
Vulcan Materials Company	5,050	645,087
Containers and packaging 0.1%
International Paper Company	14,684	785,594
Metals and mining 0.1%
Constellium NV, Class A (E)	10,350	125,753
Nucor Corp.	8,793	564,423
Real estate 0.3%		2,579,393
Equity real estate investment trusts 0.3%
Equity Residential	11,400	729,486
Rayonier, Inc.	19,385	753,495
SL Green Realty Corp.	5,106	497,937
Weyerhaeuser Company	16,032	598,475
Telecommunication services 0.3%		2,652,370
Diversified telecommunication services 0.3%
CenturyLink, Inc.	13,475	245,515
Telefonica SA	53,405	471,071
Verizon Communications, Inc.	34,725	1,655,341
Wireless telecommunication services 0.0%
T-Mobile US, Inc. (E)	4,075	226,978
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	67

	Shares	Value
Telecommunication services (continued)
Wireless telecommunication services (continued)
Vodafone Group PLC	20,922	$53,465
Utilities 0.5%		4,333,315
Electric utilities 0.4%
Edison International	9,937	617,684
PG&E Corp.	11,823	512,291
The Southern Company	34,501	1,549,095
Westar Energy, Inc.	7,000	396,900
Multi-utilities 0.1%
NiSource, Inc.	41,954	1,061,436

Sempra Energy	1,839	195,909
Preferred securities 0.3%		$2,938,093
(Cost $2,665,140)
Health care 0.1%		952,013
Health care equipment and supplies 0.1%
Becton, Dickinson and Company, 6.125%	16,352	952,013
Utilities 0.2%		1,986,080
Electric utilities 0.1%
NextEra Energy, Inc., 6.123%	15,614	883,752
Vistra Energy Corp., 7.000%	3,325	328,311
Multi-utilities 0.1%
DTE Energy Company, 6.500%	3,151	162,213
Sempra Energy, 6.000%	6,168	611,804

	Contracts/ Notional amount	Value
Purchased options 0.0%		$11,133
(Cost $17,662)
Calls 0.0%		179
Over the Counter Option on the EUR vs. USD (Expiration Date: 6-4-18; Strike Price: $1.18; Counterparty: Goldman Sachs & Company) (E)(M)	600,000	179
Puts 0.0%		10,954
Exchange Traded Option on 10-Year U.S. Treasury Futures (Expiration Date: 6-22-18; Strike Price $117.50; Notional Amount: 10,000) (E)	10	156
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.S30 (Expiration date: 7-18-18; Strike Rate: 1.050%; Counterparty: Goldman Sachs & Company) (E)(M)	550,000	3,318
Over the Counter Option on 5 Year Credit Default Swap on CDX.HY.S30 (Expiration date: 7-18-18; Strike Rate: 1.050%; Counterparty: Goldman Sachs & Company) (E)(M)	550,000	3,318
Over the Counter Option on the USD vs. RUB (Expiration Date: 7-4-18; Strike Price: $62.00; Counterparty: Citibank N.A.) (E)(M)	400,000	4,162

	Yield (%)	Shares	Value
Securities lending collateral 0.3%			$2,509,601
(Cost $2,509,653)
John Hancock Collateral Trust (N)	1.8769(O)	250,847	2,509,601

68	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 3.2%					$27,736,384
(Cost $27,753,491)
Commercial paper 0.1%					911,846
Catholic Health Initiatives	2.600	06-04-18		190,000	189,963
Ford Motor Credit Company LLC	2.780	02-19-19		115,000	112,696
Intesa Sanpaolo SpA	2.100	09-27-18		110,000	109,833
Sempra Energy	2.470	06-21-18		250,000	249,669
Transcanada Pipelines, Ltd.	2.450	06-20-18		250,000	249,685
Foreign government 0.1%					880,805
Argentina Treasury Bill	(2.699)	09-14-18	ARS	1,200,000	49,157
Egypt Treasury Bill	13.646	02-05-19	EGP	3,900,000	194,073
Egypt Treasury Bill	14.500	07-10-18	EGP	4,500,000	247,236
Egypt Treasury Bill	15.046	07-10-18	EGP	5,200,000	285,695
Egypt Treasury Bill	15.322	02-05-19	EGP	500,000	24,881
Egypt Treasury Bill	16.119	09-11-18	EGP	1,500,000	79,763

	Yield (%)	Shares	Value
Money market funds 2.7%			23,262,733
T. Rowe Price Government Reserve Fund	1.7588(O)	23,262,733	23,262,733

	Par value^	Value
Repurchase agreement 0.3%		2,681,000
Repurchase Agreement with State Street Corp. dated 5-31-18 at 0.740% to be repurchased at $2,681,055 on 6-1-18, collateralized by $2,725,000 U.S. Treasury Notes, 2.750% due 5-31-23 (valued at $2,735,219, including interest)	2,681,000	2,681,000

Total investments (Cost $864,671,961) 101.9%	$873,687,393
Other assets and liabilities, net (1.9%)	(16,449,523)
Total net assets 100.0%	$857,237,870

	Rate (%)	Maturity date	Par value^	Value
Sale commitments outstanding (1.8%)				$ (15,851,762)
(Proceeds received $(15,820,848))
U.S. Government Agency (1.8%)				(15,851,762)
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru (B)	3.000	TBA	(1,185,000)	(1,148,474)
30 Yr Pass Thru (B)	3.000	TBA	(1,185,000)	(1,147,965)
Federal National Mortgage Association
15 Yr Pass Thru (B)	2.500	TBA	(3,270,000)	(3,184,035)
30 Yr Pass Thru (B)	3.000	TBA	(3,225,000)	(3,125,971)
30 Yr Pass Thru (B)	3.000	TBA	(3,225,000)	(3,127,357)
30 Yr Pass Thru (B)	4.000	TBA	(865,000)	(883,708)
Government National Mortgage Association 30 Yr Pass Thru (B)	3.000	TBA	(3,305,000)	(3,234,252)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
EGP	Egyptian Pound
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	69

EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
ZAR	South African Rand
Security Abbreviations and Legend
ADR	American Depositary Receipt
CDOR	Canadian Dollar Offered Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield on date of purchase.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $158,392,404 or 18.5% of the fund's net assets as of 5-31-18.
(E)	Non-income producing security.
(F)	Non-income producing - Issuer is in default.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(L)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $2,396,386.
(M)	For this type of option, notional amounts are equivalent to number of contracts.
(N)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(O)	The rate shown is the annualized seven-day yield as of 5-31-18.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-18:
United States	69.5%
Mexico	1.9%
70	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

United Kingdom	1.9%
Luxembourg	1.7%
Brazil	1.4%
Canada	1.4%
Netherlands	1.3%
Japan	1.3%
Italy	1.3%
France	1.2%
Other countries	17.1%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	71

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
10-Year Canada Government Bond Futures	9	Long	Sep 2018	$928,265	$943,591	$15,326
10-Year U.S. Treasury Note Futures	4	Long	Sep 2018	478,193	481,750	3,557
10-Year Ultra U.S. Treasury Bond Futures	2	Long	Sep 2018	257,831	256,688	(1,143)
2-Year U.S. Treasury Note Futures	138	Long	Sep 2018	29,215,227	29,288,344	73,117
3-Year South Korea Government Bond Futures	13	Long	Jun 2018	1,296,744	1,301,025	4,281
5-Year U.S. Treasury Note Futures	77	Long	Sep 2018	8,717,219	8,769,578	52,359
Eurodollar Futures	12	Long	Jun 2018	2,931,049	2,930,325	(724)
Eurodollar Futures	8	Long	Dec 2018	1,949,691	1,948,800	(891)
Euro-OAT Futures	4	Long	Jun 2018	710,903	728,085	17,182
U.S. Treasury Long Bond Futures	64	Long	Sep 2018	9,145,669	9,288,000	142,331
Ultra U.S. Treasury Bond Futures	50	Long	Sep 2018	7,775,462	7,975,000	199,538
10-Year U.S. Treasury Note Futures	62	Short	Sep 2018	(7,417,896)	(7,467,125)	(49,229)
10-Year Ultra U.S. Treasury Bond Futures	93	Short	Sep 2018	(11,988,876)	(11,935,969)	52,907
2-Year U.S. Treasury Note Futures	3	Short	Sep 2018	(635,593)	(636,703)	(1,110)
5-Year U.S. Treasury Note Futures	134	Short	Sep 2018	(15,176,740)	(15,261,344)	(84,604)
Euro SCHATZ Futures	12	Short	Jun 2018	(1,569,507)	(1,573,799)	(4,292)
Euro-Buxl Futures	4	Short	Jun 2018	(754,201)	(798,508)	(44,307)
German Euro BOBL Futures	6	Short	Jun 2018	(916,319)	(929,606)	(13,287)
German Euro BUND Futures	4	Short	Jun 2018	(738,051)	(758,199)	(20,148)
U.K. Long Gilt Bond Futures	4	Short	Sep 2018	(644,927)	(656,486)	(11,559)
U.S. Treasury Long Bond Futures	3	Short	Sep 2018	(428,480)	(435,375)	(6,895)
Ultra U.S. Treasury Bond Futures	11	Short	Sep 2018	(1,710,484)	(1,754,500)	(44,016)
						$278,393
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
ARS	1,952,000	USD	87,679	BNP Paribas SA	6/6/2018	—	$(9,641)
ARS	22,238,000	USD	1,029,757	BNP Paribas SA	6/8/2018	—	(142,562)
ARS	1,842,000	USD	80,261	BNP Paribas SA	6/11/2018	—	(7,003)
AUD	61,338	USD	47,639	Canadian Imperial Bank of Commerce	6/15/2018	—	(1,249)
AUD	305,000	USD	237,016	Citibank N.A.	6/15/2018	—	(6,347)
AUD	445,000	USD	350,951	Deutsche Bank AG London	6/15/2018	—	(14,400)
AUD	740,000	USD	580,457	Goldman Sachs International	6/15/2018	—	(20,800)
AUD	874,659	USD	676,002	JPMorgan Chase Bank N.A. London	6/15/2018	—	(14,502)
AUD	101,235	USD	79,602	State Street Bank London	6/15/2018	—	(3,038)
AUD	1,194,000	USD	900,012	Citibank N.A.	7/20/2018	$3,226	—
BRL	361,000	USD	102,946	Barclays Bank PLC Wholesale	7/3/2018	—	(6,274)
BRL	3,877,000	USD	1,157,251	BNP Paribas SA	7/3/2018	—	(119,038)
BRL	4,641,669	USD	1,366,568	Deutsche Bank AG London	7/3/2018	—	(123,585)
BRL	148,000	USD	42,105	State Street Bank London	7/3/2018	—	(2,473)
CAD	35,000	USD	27,357	Bank of America, N.A.	7/20/2018	—	(330)
CAD	2,243,365	USD	1,791,689	State Street Bank London	7/20/2018	—	(59,354)
CHF	653,000	USD	658,352	HSBC Bank USA	8/24/2018	8,907	—
CLP	327,000,000	USD	521,946	Barclays Bank PLC Wholesale	6/8/2018	—	(3,018)
CLP	179,296,067	USD	286,196	BNP Paribas SA	6/8/2018	—	(1,665)
CLP	66,787,000	USD	107,636	State Street Bank London	6/8/2018	—	(1,649)
COP	937,197,918	USD	333,998	Deutsche Bank AG London	8/3/2018	—	(10,506)
COP	1,808,977,703	USD	642,415	Goldman Sachs International	8/3/2018	—	(18,014)
COP	549,177,728	USD	192,740	State Street Bank London	8/3/2018	—	(3,181)
CZK	43,834,242	USD	2,142,646	BNP Paribas SA	7/13/2018	—	(153,898)
72	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CZK	7,679,299	USD	362,338	Citibank N.A.	7/13/2018	—	$(13,931)
CZK	4,228,000	USD	199,315	Deutsche Bank AG London	7/13/2018	—	(7,492)
CZK	2,012,000	USD	94,119	State Street Bank London	7/13/2018	—	(2,836)
CZK	23,694,000	USD	1,117,441	Bank of America, N.A.	12/18/2018	—	(32,568)
CZK	404,000	USD	18,472	State Street Bank London	12/18/2018	$26	—
DKK	2,059,000	USD	342,837	JPMorgan Chase Bank N.A. London	7/13/2018	—	(18,427)
EGP	4,398,000	USD	244,605	Citibank N.A.	7/16/2018	—	(1,563)
EUR	184,000	USD	218,547	Goldman Sachs International	7/20/2018	—	(2,674)
EUR	176,000	USD	216,175	JPMorgan Chase Bank N.A. London	7/20/2018	—	(9,688)
EUR	103,000	USD	123,787	Bank of America, N.A.	8/24/2018	—	(2,626)
EUR	103,000	USD	123,708	Barclays Bank PLC Wholesale	8/24/2018	—	(2,547)
EUR	306,472	USD	368,614	Citibank N.A.	8/24/2018	—	(8,105)
EUR	103,000	USD	123,814	JPMorgan Chase Bank N.A. London	8/24/2018	—	(2,653)
EUR	103,000	USD	123,792	State Street Bank London	8/24/2018	—	(2,631)
EUR	52,000	USD	62,548	UBS AG London	8/24/2018	—	(1,379)
EUR	87,000	USD	109,714	Bank of America, N.A.	12/18/2018	—	(6,402)
EUR	51,000	USD	64,155	State Street Bank London	12/18/2018	—	(3,593)
GBP	640,650	USD	870,691	Citibank N.A.	7/20/2018	—	(17,083)
GBP	696,716	USD	928,887	JPMorgan Chase Bank N.A. London	7/20/2018	—	(576)
GBP	234,000	USD	317,820	Barclays Bank PLC Wholesale	8/24/2018	—	(5,539)
GBP	162,757	USD	221,465	BNP Paribas SA	8/24/2018	—	(4,260)
GBP	938,239	USD	1,273,877	Citibank N.A.	8/24/2018	—	(21,764)
HUF	191,781,424	USD	755,840	Bank of America, N.A.	7/13/2018	—	(52,956)
HUF	156,700,153	USD	623,286	HSBC Bank USA	7/13/2018	—	(48,980)
HUF	14,612,000	USD	56,599	State Street Bank London	7/13/2018	—	(3,046)
IDR	769,219,000	USD	54,749	Barclays Bank PLC Wholesale	8/3/2018	119	—
IDR	9,909,149,552	USD	703,725	BNP Paribas SA	8/3/2018	3,080	—
IDR	806,978,000	USD	56,829	Citibank N.A.	8/3/2018	731	—
IDR	1,758,910,000	USD	123,671	Deutsche Bank AG London	8/3/2018	1,789	—
IDR	2,638,364,400	USD	186,259	Goldman Sachs International	8/3/2018	1,931	—
IDR	872,868,000	USD	61,267	JPMorgan Chase Bank N.A. London	8/3/2018	994	—
INR	1,356,000	USD	19,793	Citibank N.A.	8/3/2018	160	—
INR	10,584,000	USD	155,304	HSBC Bank USA	8/3/2018	436	—
JPY	1,000,317,993	USD	9,409,931	Citibank N.A.	7/20/2018	—	(185,272)
JPY	10,929,000	USD	100,053	Deutsche Bank AG London	7/20/2018	731	—
JPY	22,766,000	USD	209,972	Goldman Sachs International	7/20/2018	—	(30)
JPY	37,550,492	USD	350,945	State Street Bank London	7/20/2018	—	(4,665)
KRW	55,356,000	USD	51,560	Barclays Bank PLC Wholesale	8/10/2018	—	(212)
KRW	55,359,836	USD	51,535	Barclays Bank PLC Wholesale	9/7/2018	—	(124)
MXN	2,985,000	USD	152,547	Canadian Imperial Bank of Commerce	8/24/2018	—	(4,936)
MXN	5,969,828	USD	305,933	Citibank N.A.	8/24/2018	—	(10,719)
MXN	11,337,919	USD	567,396	HSBC Bank USA	8/24/2018	—	(6,724)
MXN	12,081,000	USD	610,056	State Street Bank London	8/24/2018	—	(12,638)
MYR	174,000	USD	44,785	Deutsche Bank AG London	7/13/2018	—	(1,256)
MYR	704,496	USD	180,986	HSBC Bank USA	7/13/2018	—	(4,746)
MYR	4,718,063	USD	1,200,780	HSBC Bank USA	8/10/2018	—	(21,486)
NOK	336,399	USD	42,135	UBS AG London	8/17/2018	—	(905)
NZD	173,000	USD	119,526	HSBC Bank USA	8/17/2018	1,546	—
PEN	1,361,000	USD	416,369	BNP Paribas SA	6/8/2018	—	(457)
PEN	1,776,000	USD	542,704	HSBC Bank USA	6/8/2018	28	—
PEN	113,000	USD	34,694	State Street Bank London	6/8/2018	—	(163)
PLN	2,203,000	USD	618,334	Bank of America, N.A.	7/13/2018	—	(21,620)
PLN	145,000	USD	42,971	State Street Bank London	7/13/2018	—	(3,696)
PLN	2,695,146	USD	754,814	Bank of America, N.A.	8/17/2018	—	(24,266)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	73

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
PLN	716,000	USD	201,799	JPMorgan Chase Bank N.A. London	8/17/2018	—	$(7,719)
PLN	202,000	USD	54,697	State Street Bank London	8/17/2018	$58	—
RON	302,553	USD	80,165	Citibank N.A.	7/13/2018	—	(4,333)
RON	304,000	USD	80,254	JPMorgan Chase Bank N.A. London	7/13/2018	—	(4,058)
RON	1,618,940	USD	428,515	State Street Bank London	7/13/2018	—	(22,739)
RUB	74,483,234	USD	1,174,663	State Street Bank London	7/13/2018	15,196	—
SEK	1,652,314	USD	193,704	Barclays Bank PLC Wholesale	7/20/2018	—	(5,668)
SEK	5,926,861	USD	696,319	Barclays Bank PLC Wholesale	8/17/2018	—	(20,387)
SGD	49,000	USD	36,618	State Street Bank London	8/10/2018	32	—
THB	10,375,675	USD	330,146	JPMorgan Chase Bank N.A. London	8/3/2018	—	(5,151)
THB	10,478,908	USD	327,688	State Street Bank London	8/3/2018	540	—
TRY	2,328,000	USD	524,960	Barclays Bank PLC Wholesale	6/18/2018	—	(14,208)
TRY	1,161,000	USD	279,574	BNP Paribas SA	6/18/2018	—	(24,856)
TRY	641,000	USD	140,353	State Street Bank London	6/18/2018	279	—
TRY	493,601	USD	117,953	UBS AG London	6/18/2018	—	(9,660)
TWD	746,000	USD	25,970	Goldman Sachs International	6/8/2018	—	(1,075)
USD	213,868	ARS	4,520,000	BNP Paribas SA	6/8/2018	33,541	—
USD	202,852	ARS	4,339,000	Citibank N.A.	6/8/2018	29,745	—
USD	52,000	AUD	67,000	Bank of America, N.A.	6/15/2018	1,328	—
USD	381,391	AUD	486,000	Canadian Imperial Bank of Commerce	6/15/2018	13,832	—
USD	382,615	AUD	487,000	Citibank N.A.	6/15/2018	14,299	—
USD	128,450	AUD	160,000	HSBC Bank USA	6/15/2018	7,442	—
USD	95,578	AUD	122,884	JPMorgan Chase Bank N.A. London	6/15/2018	2,641	—
USD	1,209,028	AUD	1,538,106	State Street Bank London	6/15/2018	45,769	—
USD	434,017	BRL	1,531,000	Barclays Bank PLC Wholesale	7/3/2018	24,035	—
USD	1,985,271	BRL	6,696,358	BNP Paribas SA	7/3/2018	192,067	—
USD	636,782	BRL	2,134,686	Deutsche Bank AG London	7/3/2018	65,140	—
USD	132,665	BRL	480,204	State Street Bank London	7/3/2018	4,072	—
USD	598,294	BRL	2,094,476	Deutsche Bank AG London	8/2/2018	38,960	—
USD	496,966	BRL	1,724,000	JPMorgan Chase Bank N.A. London	8/2/2018	36,567	—
USD	497,432	BRL	1,724,000	Royal Bank of Canada (UK)	8/2/2018	37,034	—
USD	21,978	BRL	83,000	State Street Bank London	8/2/2018	—	(187)
USD	390,249	CAD	504,000	State Street Bank London	6/22/2018	1,324	—
USD	414,039	CAD	522,347	State Street Bank London	7/20/2018	10,680	—
USD	23,557	CHF	23,000	State Street Bank London	8/24/2018	55	—
USD	893,448	CLP	542,421,000	Barclays Bank PLC Wholesale	6/8/2018	32,658	—
USD	134,655	CLP	81,217,067	BNP Paribas SA	6/8/2018	5,768	—
USD	184,358	CLP	112,827,000	Barclays Bank PLC Wholesale	7/6/2018	5,254	—
USD	640,506	CLP	393,485,613	BNP Paribas SA	7/6/2018	15,877	—
USD	594,317	CLP	361,630,000	Citibank N.A.	7/6/2018	20,257	—
USD	112,751	CLP	71,016,000	JPMorgan Chase Bank N.A. London	7/6/2018	18	—
USD	47,921	CLP	30,262,000	State Street Bank London	7/6/2018	—	(118)
USD	847,330	CLP	510,034,711	BNP Paribas SA	8/3/2018	37,752	—
USD	281,098	CLP	168,610,000	HSBC Bank USA	8/3/2018	13,462	—
USD	4,210	CLP	2,526,000	State Street Bank London	8/3/2018	202	—
USD	521,979	CLP	327,000,000	Barclays Bank PLC Wholesale	9/7/2018	3,126	—
USD	286,215	CLP	179,296,067	BNP Paribas SA	9/7/2018	1,724	—
USD	162,724	CLP	101,975,000	State Street Bank London	9/7/2018	919	—
USD	199,767	COP	580,124,000	Barclays Bank PLC Wholesale	8/3/2018	—	(473)
USD	264,267	COP	752,338,980	BNP Paribas SA	8/3/2018	4,583	—
USD	556,307	COP	1,566,506,000	Goldman Sachs International	8/3/2018	15,599	—
USD	207,803	CZK	4,367,000	Barclays Bank PLC Wholesale	7/13/2018	9,673	—
USD	140,908	CZK	2,879,000	State Street Bank London	7/13/2018	10,288	—
USD	124,039	CZK	2,513,000	Bank of America, N.A.	12/18/2018	8,975	—
74	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	33,572	CZK	685,000	JPMorgan Chase Bank N.A. London	12/18/2018	$2,207	—
USD	33,402	CZK	677,000	State Street Bank London	12/18/2018	2,405	—
USD	18,595	DKK	117,000	State Street Bank London	7/13/2018	161	—
USD	440,227	EGP	7,939,495	Citibank N.A.	7/16/2018	1,474	—
USD	83,389	EGP	1,501,000	State Street Bank London	7/16/2018	441	—
USD	135,749	EUR	111,000	Goldman Sachs International	6/27/2018	5,754	—
USD	192,360	EUR	156,000	Barclays Bank PLC Wholesale	7/20/2018	9,338	—
USD	921,149	EUR	745,634	State Street Bank London	7/20/2018	46,355	—
USD	138,209	EUR	115,000	Bank of America, N.A.	8/24/2018	2,932	—
USD	138,121	EUR	115,000	Barclays Bank PLC Wholesale	8/24/2018	2,844	—
USD	1,077,563	EUR	895,000	Citibank N.A.	8/24/2018	24,758	—
USD	618,036	EUR	516,000	Deutsche Bank AG London	8/24/2018	11,053	—
USD	118,530	EUR	100,000	HSBC Bank USA	8/24/2018	898	—
USD	726,385	EUR	610,103	JPMorgan Chase Bank N.A. London	8/24/2018	8,708	—
USD	938,344	EUR	785,559	State Street Bank London	8/24/2018	14,274	—
USD	1,110,642	EUR	918,000	Bank of America, N.A.	12/18/2018	20,529	—
USD	1,162,573	GBP	809,000	Citibank N.A.	7/20/2018	84,655	—
USD	1,884,503	GBP	1,337,366	JPMorgan Chase Bank N.A. London	7/20/2018	102,585	—
USD	185,553	GBP	136,390	Bank of America, N.A.	8/24/2018	3,536	—
USD	80,134	GBP	59,000	Barclays Bank PLC Wholesale	8/24/2018	1,397	—
USD	321,782	GBP	237,000	Citibank N.A.	8/24/2018	5,499	—
USD	134,860	GBP	100,000	JPMorgan Chase Bank N.A. London	8/24/2018	1,407	—
USD	55,026	GBP	41,000	State Street Bank London	8/24/2018	310	—
USD	314,937	HUF	79,098,000	Bank of America, N.A.	7/13/2018	25,044	—
USD	457,425	HUF	114,911,904	HSBC Bank USA	7/13/2018	36,273	—
USD	156,317	HUF	39,886,000	State Street Bank London	7/13/2018	10,136	—
USD	117,181	IDR	1,650,730,000	Barclays Bank PLC Wholesale	8/3/2018	—	$(563)
USD	261,904	IDR	3,687,872,341	BNP Paribas SA	8/3/2018	—	(1,146)
USD	131,492	IDR	1,867,180,000	Citibank N.A.	8/3/2018	—	(1,692)
USD	262,240	IDR	3,747,342,650	Goldman Sachs International	8/3/2018	—	(5,053)
USD	43,333	IDR	613,373,800	JPMorgan Chase Bank N.A. London	8/3/2018	—	(419)
USD	109,430	ILS	382,000	Bank of America, N.A.	7/25/2018	1,881	—
USD	328,920	ILS	1,146,736	Citibank N.A.	7/25/2018	6,064	—
USD	54,888	ILS	193,000	Barclays Bank PLC Wholesale	8/16/2018	463	—
USD	164,724	ILS	579,000	Canadian Imperial Bank of Commerce	8/16/2018	1,446	—
USD	76,281	ILS	269,000	State Street Bank London	8/16/2018	424	—
USD	109,812	ILS	386,000	Canadian Imperial Bank of Commerce	9/20/2018	676	—
USD	54,624	ILS	191,863	Citibank N.A.	9/20/2018	378	—
USD	55,005	ILS	193,000	Deutsche Bank AG London	9/20/2018	437	—
USD	55,022	ILS	193,000	HSBC Bank USA	9/20/2018	454	—
USD	3,462,926	INR	232,743,174	Barclays Bank PLC Wholesale	8/3/2018	38,178	—
USD	119,767	INR	8,128,000	Deutsche Bank AG London	8/3/2018	166	—
USD	179,303	INR	12,192,600	Goldman Sachs International	8/3/2018	—	(108)
USD	136,571	INR	9,209,000	JPMorgan Chase Bank N.A. London	8/3/2018	1,064	—
USD	313,999	JPY	33,695,000	Barclays Bank PLC Wholesale	7/20/2018	3,273	—
USD	244,397	JPY	26,560,497	State Street Bank London	7/20/2018	—	(537)
USD	208,556	KRW	223,904,000	Barclays Bank PLC Wholesale	8/10/2018	860	—
USD	208,437	KRW	223,906,000	Barclays Bank PLC Wholesale	9/7/2018	500	—
USD	56,832	MXN	1,123,000	Barclays Bank PLC Wholesale	8/24/2018	1,299	—
USD	224,949	MXN	4,501,000	BNP Paribas SA	8/24/2018	2,370	—
USD	225,831	MXN	4,419,000	Canadian Imperial Bank of Commerce	8/24/2018	7,307	—
USD	452,877	MXN	8,837,193	Citibank N.A.	8/24/2018	15,868	—
USD	226,291	MXN	4,419,000	State Street Bank London	8/24/2018	7,767	—
USD	351,025	MYR	1,364,000	Deutsche Bank AG London	7/13/2018	9,801	—
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	75

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	243,037	MYR	951,000	HSBC Bank USA	7/13/2018	$5,131	—
USD	159,184	MYR	616,257	JPMorgan Chase Bank N.A. London	7/13/2018	5,019	—
USD	187,689	MYR	742,235	Deutsche Bank AG London	8/10/2018	2,164	—
USD	267,084	MYR	1,067,000	HSBC Bank USA	8/10/2018	382	—
USD	457,033	MYR	1,813,000	JPMorgan Chase Bank N.A. London	8/10/2018	3,867	—
USD	908,516	PEN	2,941,000	BNP Paribas SA	6/8/2018	9,768	—
USD	122,071	PHP	6,450,000	Bank of America, N.A.	7/6/2018	—	$(194)
USD	16,170	PHP	846,000	Deutsche Bank AG London	7/6/2018	133	—
USD	364,775	PLN	1,240,308	Deutsche Bank AG London	7/13/2018	28,820	—
USD	34,624	PLN	123,000	JPMorgan Chase Bank N.A. London	7/13/2018	1,308	—
USD	187,459	RON	728,000	State Street Bank London	7/13/2018	4,991	—
USD	926,476	RUB	58,214,009	State Street Bank London	7/13/2018	—	(3,484)
USD	193,444	SEK	1,652,314	State Street Bank London	7/20/2018	5,407	—
USD	127,426	SEK	1,115,815	Barclays Bank PLC Wholesale	8/17/2018	172	—
USD	42,447	SEK	372,000	BNP Paribas SA	8/17/2018	22	—
USD	42,484	SEK	372,000	Citibank N.A.	8/17/2018	59	—
USD	84,882	SEK	744,000	HSBC Bank USA	8/17/2018	32	—
USD	101,578	SEK	890,000	State Street Bank London	8/17/2018	77	—
USD	1,821,775	SGD	2,422,505	Citibank N.A.	8/10/2018	9,876	—
USD	187,290	THB	5,955,000	State Street Bank London	8/3/2018	763	—
USD	219,091	TRY	919,000	Barclays Bank PLC Wholesale	6/18/2018	17,467	—
USD	199,528	TRY	859,000	Citibank N.A.	6/18/2018	11,068	—
USD	101,690	TRY	411,734	JPMorgan Chase Bank N.A. London	6/18/2018	11,358	—
USD	794,309	TWD	22,948,000	Citibank N.A.	6/8/2018	28,490	—
USD	270,055	TWD	7,810,000	Goldman Sachs International	6/8/2018	9,420	—
USD	472,704	TWD	13,959,858	BNP Paribas SA	8/10/2018	5,073	—
USD	196,146	TWD	5,808,858	HSBC Bank USA	8/10/2018	1,560	—
USD	82,367	ZAR	990,000	Bank of America, N.A.	6/8/2018	4,639	—
USD	154,160	ZAR	1,905,000	Barclays Bank PLC Wholesale	6/8/2018	4,593	—
USD	868,583	ZAR	11,020,435	Citibank N.A.	8/10/2018	10,483	—
USD	108,294	ZAR	1,382,000	State Street Bank London	8/10/2018	686	—
ZAR	898,000	USD	75,535	Barclays Bank PLC Wholesale	6/8/2018	—	(5,030)
ZAR	1,861,165	USD	146,956	Deutsche Bank AG London	6/8/2018	—	(830)
ZAR	135,835	USD	11,576	State Street Bank London	6/8/2018	—	(911)
ZAR	4,104,000	USD	325,106	Barclays Bank PLC Wholesale	8/10/2018	—	(5,545)
						$1,492,952	$(1,445,905)
WRITTEN OPTIONS
Credit default swaptions
Description	Counterparty (OTC)	Index	Buy/sell protection	Exercise rate	Expiration date		Notional amount*	Premium	Value
Puts
5-Year Credit Default Swap	Barclays Capital	CDX.HY.S29	Sell	0.960%	Jun 2018	USD	1,850,000	$6,753	$(36)
5-Year Credit Default Swap	Barclays Capital	CDX.NA.IG.S29	Sell	0.800%	Jun 2018	USD	4,200,000	3,675	(830)
5-Year Credit Default Swap	Deutsche Bank AG	CDX.HY.S30	Sell	0.980%	Jul 2018	USD	1,250,000	2,750	(1,010)
5-Year Credit Default Swap	Goldman Sachs and Company	CDX.HY.S30	Sell	1.000%	Jul 2018	USD	550,000	1,320	(663)
								$14,498	$(2,539)
* For this type of option, notional amounts are equivalent to number of contracts.
76	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Citibank N.A.	20,300,000	INR	Fixed 6.175%	INR MIFOR	Semi-Annual	Semi-Annual	Oct 2021	$2	$6,869	$6,871
Goldman Sachs and Company	1,350,000	BRL	Fixed 9.945%	BRL CDI	At Maturity	At Maturity	Jul 2021	—	(10,212)	(10,212)
Goldman Sachs and Company	550,000	BRL	BRL CDI	Fixed 10.210%	At Maturity	At Maturity	Jul 2021	—	5,362	5,362
Goldman Sachs and Company	1,450,000	BRL	BRL CDI	Fixed 9.525%	At Maturity	At Maturity	Jan 2022	—	2,261	2,261
								$2	$4,280	$4,282
Centrally cleared	2,500,000	USD	USD LIBOR BBA	Fixed 2.567%	Semi-Annual	Quarterly	Mar 2020	—	(3,497)	(3,497)
Centrally cleared	3,775,000	USD	USD LIBOR BBA	Fixed 2.769%	Semi-Annual	Quarterly	May 2020	—	6,713	6,713
Centrally cleared	7,000,000	CZK	Fixed 0.940%	CZK PRIBOR PRBO	Annual	Semi-Annual	Mar 2022	—	7,604	7,604
Centrally cleared	1,100,000	CZK	Fixed 0.725%	CZK PRIBOR PRBO	Annual	Semi-Annual	Apr 2022	—	1,642	1,642
Centrally cleared	2,900,000	PLN	Fixed 2.427%	PLN WIBOR WIBO	Annual	Semi-Annual	Oct 2022	—	(14,982)	(14,982)
Centrally cleared	2,600,000	CZK	CZK PRIBOR PRBO	Fixed 1.385%	Annual	Semi-Annual	Oct 2022	—	(382)	(382)
Centrally cleared	750,000	PLN	Fixed 2.580%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(5,221)	(5,221)
Centrally cleared	1,150,000	PLN	Fixed 2.555%	PLN WIBOR WIBO	Annual	Semi-Annual	Nov 2022	—	(7,634)	(7,634)
Centrally cleared	8,300,000	CZK	CZK PRIBOR PRBO	Fixed 1.740%	Annual	Semi-Annual	Feb 2023	—	2,222	2,222
Centrally cleared	33,291,133	HUF	Fixed 1.415%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	(836)	(836)
Centrally cleared	42,126,600	HUF	Fixed 1.450%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	(1,247)	(1,247)
Centrally cleared	66,582,267	HUF	Fixed 1.515%	HUF BUBOR Reuters	Annual	Semi-Annual	May 2023	—	(2,778)	(2,778)
Centrally cleared	628,859	PLN	Fixed 3.149%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(4,852)	(4,852)
Centrally cleared	476,136	PLN	Fixed 3.158%	PLN WIBOR WIBO	Annual	Semi-Annual	Feb 2028	—	(3,775)	(3,775)
Centrally cleared	2,500,000	PLN	Fixed 3.049%	PLN WIBOR WIBO	Annual	Semi-Annual	Mar 2028	—	(12,512)	(12,512)
Centrally cleared	570,000	USD	Fixed 2.860%	USD LIBOR BBA	Semi-Annual	Quarterly	Mar 2028	—	2,939	2,939
Centrally cleared	375,000	USD	Fixed 3.071%	USD LIBOR BBA	Semi-Annual	Quarterly	May 2048	—	(7,801)	(7,801)
								—	$(44,397)	$(44,397)
								$2	$(40,117)	$(40,115)

Credit default swaps - Buyer
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Barclays Bank	Republic of Chile	325,000	USD	$ 325,000	1.000%	Quarterly	Dec 2022	$ (5,923)	$ (1,383)	$ (7,306)
Barclays Bank	United Mexican States	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	1,287	1,888	3,175
Barclays Bank	Republic of South Africa	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	9,956	(2,279)	7,677
Barclays Bank	Republic of Turkey	475,000	USD	475,000	1.000%	Quarterly	Dec 2022	15,891	13,363	29,254
Barclays Bank	Republic of Peru	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	(2,543)	(313)	(2,856)
Barclays Bank	Federative Republic of Brazil	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	11,527	3,288	14,815
Barclays Bank	Republic of Indonesia	160,000	USD	160,000	1.000%	Quarterly	Dec 2022	101	99	200
Barclays Bank	Penerbangan Malaysia Berhad	325,000	USD	325,000	1.000%	Quarterly	Dec 2022	(4,726)	1,526	(3,200)
Barclays Bank	Republic of Turkey	150,000	USD	150,000	1.000%	Quarterly	Dec 2022	6,788	2,450	9,238
Barclays Bank	United Mexican States	470,000	USD	470,000	1.000%	Quarterly	Dec 2022	(398)	4,989	4,591
Barclays Bank	Russian Federation	105,000	USD	105,000	1.000%	Quarterly	Dec 2022	(1,336)	(370)	(1,706)
Barclays Bank	United Mexican States	150,000	USD	150,000	1.000%	Quarterly	Jun 2023	1,712	814	2,526
Barclays Bank	Russian Federation	150,000	USD	150,000	1.000%	Quarterly	Jun 2028	14,423	(2,743)	11,680
Citibank N.A.	Republic of Turkey	150,000	USD	150,000	1.000%	Quarterly	Dec 2022	6,882	2,356	9,238
Citibank N.A.	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(653)	(241)	(894)
Goldman Sachs and Company	Murphy Oil Corp.	290,000	USD	290,000	1.000%	Quarterly	Jun 2023	15,715	(8,830)	6,885
Goldman Sachs and Company	CenturyLink, Inc.	279,606	USD	279,606	1.000%	Quarterly	Jun 2023	38,215	(5,739)	32,476
Goldman Sachs and Company	CDX.EM.29	590,000	USD	590,000	1.000%	Quarterly	Jun 2023	10,646	7,303	17,949
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	505,000	USD	505,000	1.000%	Quarterly	Jun 2022	27,828	(10,944)	16,884
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	75,000	1.000%	Quarterly	Dec 2022	158	(819)	(661)
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	77

Credit default swaps - Buyer (continued)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount	Currency	USD notional amount	Pay fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank, N.A.	The Kroger Company	75,000	USD	$ 75,000	1.000%	Quarterly	Dec 2022	$ 158	$ (819)	$ (661)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	—	(881)	(881)
JPMorgan Chase Bank, N.A.	The Kroger Company	143,000	USD	143,000	1.000%	Quarterly	Dec 2022	(543)	(717)	(1,260)
JPMorgan Chase Bank, N.A.	The Kroger Company	102,000	USD	102,000	1.000%	Quarterly	Dec 2022	(690)	(203)	(893)
JPMorgan Chase Bank, N.A.	The Kroger Company	100,000	USD	100,000	1.000%	Quarterly	Dec 2022	(1,355)	474	(881)
JPMorgan Chase Bank, N.A.	Republic of Korea	300,000	USD	300,000	1.000%	Quarterly	Jun 2023	(6,530)	(2,006)	(8,536)
Merrill Lynch	Anadarko Petroleum Corp.	25,000	USD	25,000	1.000%	Quarterly	Dec 2022	(308)	(98)	(406)
Merrill Lynch	Anadarko Petroleum Corp.	55,000	USD	55,000	1.000%	Quarterly	Dec 2022	(651)	(243)	(894)
Merrill Lynch	Anadarko Petroleum Corp.	60,000	USD	60,000	1.000%	Quarterly	Dec 2022	(712)	(263)	(975)
Merrill Lynch	Republic of Turkey	230,000	USD	230,000	1.000%	Quarterly	Jun 2023	10,193	6,651	16,844
				$ 6,744,606				$ 145,112	$ 6,310	$ 151,422
Centrally cleared	CDX.NA.IG	2,000,000	USD	2,000,000	1.000%	Quarterly	Jun 2023	(33,257)	(1,531)	(34,788)
Centrally cleared	CDX.NA.HY	1,100,000	USD	1,100,000	5.000%	Quarterly	Jun 2023	(63,772)	(15,613)	(79,385)
Centrally cleared	CDX.NA.HY	1,100,000	USD	1,100,000	5.000%	Quarterly	Jun 2023	(62,319)	(17,309)	(79,628)
Centrally cleared	CDX.NA.HY	260,000	USD	260,000	5.000%	Quarterly	Jun 2023	(17,422)	(1,399)	(18,821)
Centrally cleared	CDX.NA.HY	890,000	USD	890,000	5.000%	Quarterly	Jun 2023	(61,148)	(3,278)	(64,426)
Centrally cleared	CDX.NA.HY	500,000	USD	500,000	5.000%	Quarterly	Jun 2023	(33,995)	(2,199)	(36,194)
Centrally cleared	CDX.NA.HY	890,000	USD	890,000	5.000%	Quarterly	Jun 2023	(56,793)	(3,060)	(59,853)
Centrally cleared	CDX.NA.HY	500,000	USD	500,000	5.000%	Quarterly	Jun 2023	(30,799)	(5,395)	(36,194)
Centrally cleared	CDX.NA.HY	500,000	USD	500,000	5.000%	Quarterly	Jun 2023	(33,712)	(2,482)	(36,194)
				$ 7,740,000				$(393,217)	$(52,266)	$(445,483)
				$14,484,606				$(248,105)	$(45,956)	$(294,061)

Credit default swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
JPMorgan Chase Bank, N.A.	Humana, Inc.	0.146%	180,000	USD	$ 180,000	1.000%	Quarterly	Dec 2018	$ 123	$ 1,100	$ 1,223
JPMorgan Chase Bank, N.A.	International Paper Company	0.756%	470,000	USD	470,000	1.000%	Quarterly	Jun 2023	4,782	1,540	6,322
JPMorgan Chase Bank, N.A.	International Paper Company	0.756%	520,000	USD	520,000	1.000%	Quarterly	Jun 2023	4,795	2,200	6,995
					$1,170,000				$9,700	$4,840	$14,540

Derivatives Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
78	JOHN HANCOCK SPECTRUM INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations
BBA	The British Banker's Association
BUBOR	Budapest Interbank Offered Rate
LIBOR	London Interbank Offered Rate
MIFOR	Mumbai Interbank Forward Offer Rate
PRIBOR	Prague Interbank Offered Rate
WIBOR	Warsaw Interbank Offered Rate
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK SPECTRUM INCOME FUND	79

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option trades. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$226,347,115	—	$226,347,115	—
Foreign government obligations	113,921,720	—	113,921,720	—
Corporate bonds	284,376,077	—	284,176,077	$200,000
Convertible bonds	580,021	—	580,021	—
Municipal bonds	2,948,387	—	2,948,387	—
Term loans	64,280,511	—	64,280,511	—
Collateralized mortgage obligations	25,723,033	—	25,723,033	—
Asset backed securities	36,991,553	—	36,991,553	—
Common stocks	85,323,765	$82,107,807	3,215,958	—
Preferred securities	2,938,093	2,938,093	—	—
Purchased options	11,133	156	10,977	—
Securities lending collateral	2,509,601	2,509,601	—	—
Short-term investments	27,736,384	23,262,733	4,473,651	—
Total investments in securities	$873,687,393	$110,818,390	$762,669,003	$200,000
Liabilities
Sale commitments outstanding	$(15,851,762)	—	$(15,851,762)	—
Derivatives:

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	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Assets
Futures	$560,598	$560,598	—	—
Forward foreign currency contracts	1,492,952	—	$1,492,952	—
Swap contracts	233,586	—	233,586	—
Liabilities
Futures	(282,205)	(262,057)	(20,148)	—
Forward foreign currency contracts	(1,445,905)	—	(1,445,905)	—
Written options	(2,539)	—	(2,539)	—
Swap contracts	(553,222)	—	(553,222)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The fund may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a "To Be Announced" (TBA) or "forward commitment" transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund's NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the portfolio until settlement takes place. At the time that the portfolio enters into this type of transaction, the portfolio is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer's failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

At May 31, 2018, the fund had $55,191 in unfunded loan commitments outstanding.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

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Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2018, the fund used futures contracts to gain exposure to treasuries markets and foreign bond markets, manage against anticipated interest rate changes, manage duration of the fund, maintain diversity of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2018, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and manage currency exposure.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

A credit default swaption is an option to enter into a credit default swap.

During the period ended May 31, 2018, the fund used purchased options to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark, manage against potential credit events and as a substitute for securities purchased.

During the period ended May 31, 2018, the fund wrote option contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency or a credit index, take a long position in the exposure of the benchmark, manage against potential credit events and as a substitute for securities purchased.

Swaps. Swap agreements are agreements between the fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

During the period ended May 31, 2018, the fund used interest rate swaps to the fund used interest rate swaps to manage duration of the fund and manage against anticipated interest rate changes.

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a "guarantor" (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

During the period ended May 31, 2018, the fund used CDS as a Buyer of protection to manage against potential credit events.

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Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity's creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The fund used CDS as a Seller of protection during the period ended May 31, 2018, to take a long position in the exposure of the benchmark credit.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	459Q3	05/18
This report is for the information of the shareholders of John Hancock Spectrum Income Fund.		7/18

John Hancock

Strategic Income Opportunities Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
Foreign government obligations 21.6%					$1,631,678,585
(Cost $1,720,736,375)
Australia 1.3%					101,338,761
Commonwealth of Australia	5.750	07-15-22	AUD	9,955,000	8,562,376
New South Wales Treasury Corp.	4.000	04-08-21	AUD	9,515,000	7,542,761
New South Wales Treasury Corp.	6.000	03-01-22	AUD	32,690,000	27,922,547
Queensland Treasury Corp.	5.500	06-21-21	AUD	34,370,000	28,375,809
Queensland Treasury Corp.	6.000	07-21-22	AUD	33,670,000	28,935,268
Austria 0.3%					22,970,837
Republic of Austria (A)	0.000	07-15-23	EUR	19,625,000	22,970,837
Brazil 1.7%					131,276,524
Federative Republic of Brazil	10.000	01-01-21	BRL	171,620,000	49,071,002
Federative Republic of Brazil	10.000	01-01-23	BRL	298,320,000	82,205,522
Canada 0.4%					27,069,682
Canada Housing Trust No. 1 (A)	1.250	12-15-20	CAD	13,885,000	10,483,357
Export Development Canada	2.400	06-07-21	AUD	4,145,000	3,128,632
Province of British Columbia (A)	6.600	01-09-20	INR	584,515,000	8,575,404
Province of Ontario	6.250	09-29-20	AUD	5,965,000	4,882,289
Colombia 0.6%					46,491,706
Republic of Colombia	4.500	01-28-26		17,170,000	17,393,210
Republic of Colombia	7.000	05-04-22	COP	80,517,000,000	29,098,496
Finland 0.3%					22,600,219
Republic of Finland (A)	1.500	04-15-23	EUR	17,950,000	22,600,219
Hungary 0.9%					64,094,062
Republic of Hungary	6.250	01-29-20		33,010,000	34,486,240
Republic of Hungary	6.375	03-29-21		27,656,000	29,607,822
India 0.7%					54,085,938
Republic of India	7.680	12-15-23	INR	1,060,000,000	15,494,653
Republic of India	7.800	04-11-21	INR	2,597,400,000	38,591,285
Indonesia 3.5%					266,087,369
Perusahaan Penerbit SBSN Indonesia III (A)	4.150	03-29-27		10,060,000	9,783,350
Republic of Indonesia (A)	2.150	07-18-24	EUR	8,895,000	10,717,799
Republic of Indonesia (A)	2.625	06-14-23	EUR	11,010,000	13,610,391
Republic of Indonesia	5.625	05-15-23	IDR	97,644,000,000	6,588,071
Republic of Indonesia	6.125	05-15-28	IDR	488,919,000,000	33,181,045
Republic of Indonesia	6.625	05-15-33	IDR	207,966,000,000	13,881,861
Republic of Indonesia	7.000	05-15-22	IDR	392,790,000,000	28,452,187
Republic of Indonesia	7.000	05-15-27	IDR	447,055,000,000	32,012,935
Republic of Indonesia	7.500	08-15-32	IDR	78,553,000,000	5,610,929
Republic of Indonesia	7.500	05-15-38	IDR	196,870,000,000	13,743,354
Republic of Indonesia	8.250	07-15-21	IDR	370,855,000,000	27,753,139
Republic of Indonesia	8.375	03-15-24	IDR	303,817,000,000	23,003,878
Republic of Indonesia	8.375	09-15-26	IDR	345,018,000,000	26,663,895
Republic of Indonesia	8.750	05-15-31	IDR	174,458,000,000	13,788,221
Republic of Indonesia	9.000	03-15-29	IDR	90,490,000,000	7,296,314
Ireland 2.3%					171,062,049
Republic of Ireland	3.400	03-18-24	EUR	62,210,000	85,809,284
Republic of Ireland	3.900	03-20-23	EUR	61,660,000	85,252,765
2	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Malaysia 1.5%					$115,898,606
Government of Malaysia	3.620	11-30-21	MYR	37,200,000	9,313,646
Government of Malaysia	3.733	06-15-28	MYR	24,975,000	6,039,156
Government of Malaysia	3.844	04-15-33	MYR	80,566,000	18,406,598
Government of Malaysia	3.882	03-14-25	MYR	36,535,000	9,121,073
Government of Malaysia	3.899	11-16-27	MYR	43,417,000	10,591,654
Government of Malaysia	4.059	09-30-24	MYR	157,240,000	39,398,813
Government of Malaysia	4.160	07-15-21	MYR	90,688,000	23,027,666
Mexico 1.9%					141,693,453
Government of Mexico	4.600	01-23-46		14,931,000	13,482,693
Government of Mexico	6.500	06-10-21	MXN	662,100,000	32,084,445
Government of Mexico	7.750	05-29-31	MXN	364,356,000	18,101,568
Government of Mexico	8.000	06-11-20	MXN	289,660,000	14,620,063
Government of Mexico	8.000	12-07-23	MXN	418,147,500	21,160,165
Government of Mexico	8.500	12-13-18	MXN	274,680,500	13,811,115
Government of Mexico	10.000	12-05-24	MXN	509,276,500	28,433,404
New Zealand 1.3%					95,620,613
Dominion of New Zealand	3.000	04-15-20	NZD	35,025,000	24,954,032
Dominion of New Zealand	5.500	04-15-23	NZD	20,765,000	16,673,366
Dominion of New Zealand	6.000	05-15-21	NZD	40,955,000	31,656,824
New Zealand Local Government Funding Agency	5.000	03-15-19	NZD	26,284,000	18,794,776
New Zealand Local Government Funding Agency	5.500	04-15-23	NZD	4,550,000	3,541,615
Norway 1.4%					104,633,064
Government of Norway (A)	2.000	05-24-23	NOK	196,500,000	24,803,229
Government of Norway (A)	3.750	05-25-21	NOK	388,515,000	51,179,173
Government of Norway (A)	4.500	05-22-19	NOK	226,338,000	28,650,662
Philippines 1.4%					105,950,149
Republic of Philippines	3.500	03-20-21	PHP	315,580,000	5,819,946
Republic of Philippines	3.500	04-21-23	PHP	788,770,000	13,701,916
Republic of Philippines	4.625	09-09-40	PHP	45,902,000	658,796
Republic of Philippines	4.950	01-15-21	PHP	681,320,000	12,953,840
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	6,239,551
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	18,234,589
Republic of Philippines	6.500	04-28-21	PHP	583,470,000	11,637,436
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	6,349,081
Republic of Philippines	8.000	07-19-31	PHP	959,560,000	21,072,767
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	9,282,227
Portugal 1.0%					77,178,215
Republic of Portugal (A)	3.850	04-15-21	EUR	34,730,000	44,831,357
Republic of Portugal (A)	5.125	10-15-24		31,475,000	32,346,858
Singapore 0.6%					44,436,711
Republic of Singapore	3.250	09-01-20	SGD	57,855,000	44,436,711
South Korea 0.0%					604,834
Korea Treasury Bond Coupon Strips	1.755	09-10-18	KRW	654,810,000	604,834
Sweden 0.5%					38,585,793
Kingdom of Sweden (A)	0.125	04-24-23	EUR	32,880,000	38,585,793
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	3

	Rate (%)	Maturity date		Par value^	Value
Sweden (continued)
Corporate bonds 42.7%					$3,226,189,984
(Cost $3,332,770,719)
Consumer discretionary 6.2%					469,092,622
Auto components 0.1%
American Axle & Manufacturing, Inc.	6.625	10-15-22		4,991,000	5,146,969
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,090,738
Diversified consumer services 0.2%
Graham Holdings Company (A)	5.750	06-01-26		11,385,000	11,441,925
Hotels, restaurants and leisure 1.7%
ESH Hospitality, Inc. (A)	5.250	05-01-25		11,765,000	11,301,459
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.000	06-01-24		19,478,000	19,331,915
KFC Holding Company/Pizza Hut Holdings LLC/Taco Bell of America LLC (A)	5.250	06-01-26		24,077,000	23,535,268
New Red Finance, Inc. (A)	4.250	05-15-24		24,920,000	23,611,700
New Red Finance, Inc. (A)	4.625	01-15-22		28,550,000	28,512,885
New Red Finance, Inc. (A)	5.000	10-15-25		26,605,000	25,208,238
Internet and direct marketing retail 1.0%
Expedia Group, Inc.	3.800	02-15-28		16,660,000	15,201,795
Expedia Group, Inc.	5.000	02-15-26		12,320,000	12,595,555
Netflix, Inc.	3.625	05-15-27	EUR	15,705,000	18,185,520
Netflix, Inc. (A)	4.875	04-15-28		23,955,000	22,759,646
QVC, Inc.	4.450	02-15-25		4,786,000	4,645,106
Media 3.2%
AMC Entertainment Holdings, Inc.	6.375	11-15-24	GBP	15,960,000	21,618,402
CCO Holdings LLC (A)	5.000	02-01-28		16,005,000	14,804,625
CCO Holdings LLC (A)	5.125	05-01-27		15,760,000	14,755,300
CCO Holdings LLC	5.750	01-15-24		20,127,000	20,177,318
Cequel Communications Holdings I LLC (A)	7.500	04-01-28		14,610,000	14,628,263
Lamar Media Corp.	5.000	05-01-23		2,062,000	2,090,353
LIN Television Corp.	5.875	11-15-22		7,100,000	7,286,375
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24		16,280,000	16,280,000
Meredith Corp. (A)	6.875	02-01-26		21,070,000	21,280,700
Nexstar Broadcasting, Inc. (A)	5.625	08-01-24		18,745,000	18,335,422
Sinclair Television Group, Inc. (A)	5.625	08-01-24		11,905,000	11,856,785
Sirius XM Radio, Inc. (A)	4.625	05-15-23		15,995,000	15,755,075
Sirius XM Radio, Inc. (A)	5.000	08-01-27		3,932,000	3,735,950
Sirius XM Radio, Inc. (A)	5.375	07-15-26		16,390,000	15,857,325
Tribune Media Company	5.875	07-15-22		4,570,000	4,621,413
Viacom, Inc.	5.850	09-01-43		7,141,000	7,282,297
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57		24,500,000	24,012,450
WMG Acquisition Corp. (A)	5.000	08-01-23		2,600,000	2,567,500
WMG Acquisition Corp. (A)	5.500	04-15-26		8,665,000	8,578,350
Consumer staples 2.4%					179,063,120
Beverages 0.7%
Anheuser-Busch InBev Finance, Inc.	3.650	02-01-26		18,215,000	17,886,088
Constellation Brands, Inc.	4.250	05-01-23		11,320,000	11,605,004
Constellation Brands, Inc.	4.750	12-01-25		5,985,000	6,233,529
Molson Coors Brewing Company	1.250	07-15-24	EUR	10,170,000	11,830,868
Food and staples retailing 0.4%
Aramark Services, Inc. (A)	5.000	04-01-25		14,990,000	14,990,000
Aramark Services, Inc.	5.125	01-15-24		16,665,000	16,923,308
4	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Consumer staples (continued)
Food products 1.1%
Darling Global Finance BV (A)	3.625	05-15-26	EUR	8,350,000	$9,796,880
Darling Ingredients, Inc.	5.375	01-15-22		8,425,000	8,580,441
Kraft Heinz Foods Company	3.950	07-15-25		9,435,000	9,290,825
Kraft Heinz Foods Company (A)	4.875	02-15-25		14,426,000	14,971,971
Post Holdings, Inc. (A)	5.000	08-15-26		24,125,000	22,617,188
Post Holdings, Inc. (A)	5.750	03-01-27		18,040,000	17,448,108
Personal products 0.2%
Natura Cosmeticos SA (A)	5.375	02-01-23		17,260,000	16,888,910
Energy 6.1%					463,446,069
Energy equipment and services 0.3%
Antero Midstream Partners LP	5.375	09-15-24		23,545,000	23,074,100
Oil, gas and consumable fuels 5.8%
Andeavor	4.750	12-15-23		18,355,000	19,151,999
Antero Resources Corp.	5.000	03-01-25		17,590,000	17,474,610
Antero Resources Corp.	5.625	06-01-23		23,010,000	23,355,150
Boardwalk Pipelines LP	4.450	07-15-27		8,230,000	8,077,458
Concho Resources, Inc.	4.375	01-15-25		15,970,000	16,057,873
Diamondback Energy, Inc. (A)	5.375	05-31-25		13,155,000	12,990,563
Diamondback Energy, Inc.	5.375	05-31-25		21,930,000	21,710,700
Enbridge, Inc.	4.250	12-01-26		22,120,000	22,166,077
Enbridge, Inc. (6.000% to 1-15-27, then 3 month LIBOR + 3.890%)	6.000	01-15-77		12,055,000	11,572,800
EnLink Midstream Partners LP	4.150	06-01-25		2,063,000	1,972,314
EnLink Midstream Partners LP	4.850	07-15-26		15,800,000	15,809,486
FTS International, Inc.	6.250	05-01-22		8,405,000	8,489,050
Indika Energy Capital III Pte, Ltd. (A)	5.875	11-09-24		13,160,000	12,281,202
Murphy Oil Corp.	6.875	08-15-24		21,930,000	23,245,800
Newfield Exploration Company	5.375	01-01-26		12,780,000	13,147,425
Newfield Exploration Company	5.625	07-01-24		23,285,000	24,594,781
Occidental Petroleum Corp.	3.500	06-15-25		25,620,000	25,456,403
Parsley Energy LLC (A)	5.375	01-15-25		10,430,000	10,299,625
Parsley Energy LLC (A)	5.625	10-15-27		1,705,000	1,683,688
Parsley Energy LLC (A)	6.250	06-01-24		1,705,000	1,760,413
Pertamina Persero PT (A)	4.300	05-20-23		13,990,000	13,960,187
Petroleos del Peru SA (A)	5.625	06-19-47		8,126,000	7,886,283
Petroleos Mexicanos	4.625	09-21-23		20,165,000	19,769,766
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,192,080
Petroleos Mexicanos (A)	7.190	09-12-24	MXN	169,460,000	7,567,403
Petroleos Mexicanos (A)	7.650	11-24-21	MXN	198,639,000	9,569,757
Pioneer Natural Resources Company	4.450	01-15-26		21,930,000	22,611,043
Plains All American Pipeline LP	4.650	10-15-25		4,401,000	4,406,244
Saka Energi Indonesia PT (A)	4.450	05-05-24		8,405,000	7,972,966
Targa Resources Partners LP (A)	5.875	04-15-26		2,305,000	2,315,810
The Williams Companies, Inc.	4.550	06-24-24		16,900,000	16,963,375
Williams Partners LP	3.750	06-15-27		19,815,000	18,747,251
WPX Energy, Inc.	5.750	06-01-26		13,340,000	13,314,787
WPX Energy, Inc.	6.000	01-15-22		1,712,000	1,797,600
Financials 12.2%					925,618,899
Banks 9.1%
Ameris Bancorp (5.750% to 3-15-22, then 3 month LIBOR + 3.616%)	5.750	03-15-27		7,979,000	8,168,501
Asian Development Bank	3.500	05-30-24	NZD	25,403,000	18,056,897
Asian Development Bank	4.625	03-06-19	NZD	16,505,000	11,760,884
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	5

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
Asian Development Bank	5.000	03-09-22	AUD	11,300,000	$9,278,908
Asian Development Bank	6.450	08-08-21	INR	1,889,420,000	27,456,668
Asian Development Bank	6.950	01-16-20	INR	262,400,000	3,877,579
Banc of California, Inc.	5.250	04-15-25		6,914,000	7,091,117
Banco Nacional de Comercio Exterior SNC (A)	4.375	10-14-25		11,995,000	11,635,150
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		2,465,000	2,369,506
Bank Nederlandse Gemeenten NV	0.250	02-22-23	EUR	10,805,000	12,737,217
Bank Nederlandse Gemeenten NV	0.250	06-07-24	EUR	10,700,000	12,468,550
Bank of America Corp. (3 month LIBOR + 0.760%) (B)	2.884	09-15-26		26,515,000	25,376,946
BankUnited, Inc.	4.875	11-17-25		16,775,000	17,101,956
Cadence BanCorp (6.500% to 3-11-20, then 3 month LIBOR + 4.663%) (A)	6.500	03-11-25		4,500,000	4,640,625
Citigroup, Inc. (3 month BBSW + 1.550%) (B)	3.570	05-04-21	AUD	13,996,000	10,750,112
CoBiz Financial, Inc. (5.625% to 6-25-25, then 3 month LIBOR + 3.170%)	5.625	06-25-30		2,705,000	2,816,181
ConnectOne Bancorp, Inc. (5.200% to 2-1-23, then 3 month LIBOR + 2.840%)	5.200	02-01-28		4,405,000	4,461,468
Cullen/Frost Bankers, Inc.	4.500	03-17-27		3,757,000	3,750,892
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (C)	5.100	06-30-23		29,000,000	28,492,500
Heartland Financial USA, Inc.	5.750	12-30-24		2,931,000	2,982,735
Heritage Commerce Corp. (5.250% to 6-1-22, then 3 month LIBOR + 3.365%)	5.250	06-01-27		3,390,000	3,434,127
Huntington Bancshares, Inc. (5.700% to 4-15-23, then 3 month LIBOR + 2.880%) (C)	5.700	04-15-23		10,240,000	10,142,976
Inter-American Development Bank	3.750	10-09-18	AUD	13,365,000	10,164,731
Inter-American Development Bank	6.500	08-20-19	AUD	18,255,000	14,516,747
International Bank for Reconstruction & Development	2.500	03-12-20	AUD	8,500,000	6,452,308
International Bank for Reconstruction & Development	2.800	01-13-21	AUD	10,970,000	8,373,822
International Bank for Reconstruction & Development	3.375	01-25-22	NZD	32,298,000	23,069,051
International Bank for Reconstruction & Development	3.500	01-22-21	NZD	38,030,000	27,247,878
International Bank for Reconstruction & Development	3.625	06-22-20	NOK	65,640,000	8,408,389
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	25,130,000	18,653,861
International Finance Corp.	2.800	08-15-22	AUD	24,695,000	18,795,716
International Finance Corp.	3.625	05-20-20	NZD	34,873,000	24,971,345
International Finance Corp.	6.450	10-30-18	INR	1,274,870,000	18,955,470
JPMorgan Chase & Co.	4.250	11-02-18	NZD	31,595,000	22,248,984
JPMorgan Chase & Co. (3 month LIBOR + 1.000%) (B)	3.342	05-15-77		18,876,000	16,988,400
KFW	0.000	09-15-23	EUR	5,350,000	6,226,632
KFW	0.375	03-15-23	EUR	10,960,000	13,027,998
KFW	2.125	08-15-23	EUR	25,115,000	32,479,252
KFW	3.750	05-29-20	NZD	11,170,000	8,009,119
KFW	6.000	08-20-20	AUD	22,610,000	18,437,394
Nordic Investment Bank Bond	1.375	07-15-20	NOK	80,590,000	9,888,912
Nordic Investment Bank	4.125	03-19-20	NZD	18,050,000	13,014,245
Old Second Bancorp, Inc. (5.750% to 12-31-21, then 3 month LIBOR + 3.850%)	5.750	12-31-26		2,756,000	2,851,355
Pinnacle Bank (4.875% to 7-30-20, then 3 month LIBOR + 3.128%)	4.875	07-30-25		3,364,000	3,398,395
Realkredit Danmark A/S	2.000	04-01-19	DKK	120,090,000	19,232,017
SunTrust Banks, Inc. (5.050% to 6-15-22, then 3 month LIBOR + 3.102%) (C)	5.050	06-15-22		17,450,000	17,166,438
Synovus Financial Corp. (5.750% to 12-15-20, then 3 month LIBOR + 4.182%)	5.750	12-15-25		28,675,000	29,751,173
Towne Bank (4.500% to 7-30-22, then 3 month LIBOR + 2.550%)	4.500	07-30-27		7,505,000	7,556,367
6	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Financials (continued)
Banks (continued)
U.S. Bancorp	0.850	06-07-24	EUR	7,805,000	$9,054,829
Valley National Bancorp	4.550	06-30-25		4,505,000	4,454,413
Wells Fargo & Company	3.250	04-27-22	AUD	12,300,000	9,299,615
Wells Fargo & Company (3 month BBSW + 1.320%) (B)	3.365	07-27-21	AUD	9,035,000	6,902,543
Westpac Banking Corp.	5.000	10-21-19	GBP	3,165,000	4,434,821
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,315,737
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (C)	5.800	06-15-23		8,290,000	8,372,900
Capital markets 0.8%
E*TRADE Financial Corp. (5.875% to 9-15-26, then 3 month LIBOR + 4.435%) (C)	5.875	09-15-26		4,445,000	4,506,119
Stifel Financial Corp.	4.250	07-18-24		14,910,000	14,895,721
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	3,993,306
The Goldman Sachs Group, Inc.	1.375	05-15-24	EUR	12,713,000	14,936,896
The Goldman Sachs Group, Inc. (3 month LIBOR + 0.750%) (B)	3.080	02-23-23		19,350,000	19,276,566
Diversified financial services 1.3%
European Bank for Reconstruction & Development	7.375	04-15-19	IDR	103,120,000,000	7,398,828
European Financial Stability Facility	0.125	10-17-23	EUR	24,115,000	28,109,645
European Financial Stability Facility	0.500	01-20-23	EUR	9,300,000	11,116,587
European Financial Stability Facility	1.875	05-23-23	EUR	13,155,000	16,732,415
Silver Queen Financial Services, Inc. (5.500% to 12-1-22, then 3 month LIBOR + 3.338%) (A)	5.500	12-01-27		1,808,000	1,837,643
Swiss Insured Brazil Power Finance Sarl (A)	9.850	07-16-32	BRL	142,245,000	36,286,503
Insurance 0.7%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-68		29,595,000	37,363,688
DB Insurance Company, Ltd.	3.492	05-25-24	KRW	10,000,000,000	9,133,485
DB Insurance Company, Ltd.	3.865	05-25-27	KRW	10,000,000,000	9,086,043
Thrifts and mortgage finance 0.3%
Dime Community Bancshares, Inc. (4.500% to 6-15-22, then 3 month LIBOR + 2.660%)	4.500	06-15-27		7,560,000	7,705,952
MGIC Investment Corp.	5.750	08-15-23		7,970,000	8,129,400
Radian Group, Inc.	5.250	06-15-20		9,420,000	9,537,750
Health care 2.7%					202,718,430
Biotechnology 0.2%
AbbVie, Inc.	1.375	05-17-24	EUR	12,370,000	14,635,991
Health care providers and services 1.8%
CVS Health Corp.	4.100	03-25-25		23,330,000	23,340,466
CVS Health Corp.	4.300	03-25-28		39,005,000	38,710,114
HCA Healthcare, Inc.	6.250	02-15-21		21,463,000	22,482,493
HCA, Inc.	4.500	02-15-27		12,375,000	11,725,313
HCA, Inc.	5.000	03-15-24		22,435,000	22,596,532
HCA, Inc.	7.500	02-15-22		13,785,000	15,025,650
Life sciences tools and services 0.2%
IQVIA, Inc. (A)	4.875	05-15-23		5,350,000	5,376,750
Thermo Fisher Scientific, Inc.	0.750	09-12-24	EUR	8,235,000	9,438,440
Pharmaceuticals 0.5%
Allergan Funding SCS	1.250	06-01-24	EUR	6,760,000	7,708,152
Teva Pharmaceutical Finance Netherlands II BV	4.500	03-01-25	EUR	10,640,000	12,647,357
Teva Pharmaceutical Finance Netherlands III BV	6.000	04-15-24		19,225,000	19,031,172
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	7

	Rate (%)	Maturity date		Par value^	Value
Industrials 3.9%					$294,059,994
Air freight and logistics 2.2%
CH Robinson Worldwide, Inc.	4.200	04-15-28		18,495,000	18,308,221
Mexico City Airport Trust (A)	3.875	04-30-28		42,335,000	37,360,638
Mexico City Airport Trust (A)	4.250	10-31-26		32,774,000	30,283,176
Mexico City Airport Trust (A)	5.500	10-31-46		22,003,000	19,197,618
Mexico City Airport Trust (A)	5.500	07-31-47		70,115,000	61,175,338
Commercial services and supplies 0.1%
Ritchie Bros Auctioneers, Inc. (A)	5.375	01-15-25		4,455,000	4,338,056
Construction and engineering 0.6%
AECOM	5.125	03-15-27		35,255,000	32,699,013
AECOM	5.875	10-15-24		15,445,000	15,715,288
Industrial conglomerates 0.4%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (C)	5.000	01-21-21		27,125,000	26,799,500
Machinery 0.0%
Terex Corp. (A)	5.625	02-01-25		1,580,000	1,568,150
Marine 0.1%
Pelabuhan Indonesia II PT (A)	4.250	05-05-25		10,110,000	9,819,338
Trading companies and distributors 0.4%
BOC Aviation, Ltd. (A)	2.750	09-18-22		11,775,000	11,204,113
BOC Aviation, Ltd. (3 month LIBOR + 1.050%) (A)(B)	3.413	05-02-21		3,715,000	3,737,922
United Rentals North America, Inc.	5.500	05-15-27		13,870,000	13,731,300
Transportation infrastructure 0.1%
Jasa Marga Persero Tbk PT (A)	7.500	12-11-20	IDR	114,350,000,000	8,122,323
Information technology 2.1%					155,168,438
Communications equipment 0.1%
Motorola Solutions, Inc.	4.600	02-23-28		8,180,000	8,146,655
Electronic equipment, instruments and components 0.1%
CDW LLC	5.000	09-01-25		6,850,000	6,766,430
Internet software and services 0.3%
Rackspace Hosting, Inc. (A)	8.625	11-15-24		8,530,000	8,679,275
Travelport Corporate Finance PLC (A)	6.000	03-15-26		11,546,000	11,603,730
IT services 1.0%
First Data Corp. (A)	5.000	01-15-24		17,030,000	17,012,970
First Data Corp. (A)	5.375	08-15-23		11,275,000	11,433,978
IBM Corp.	2.750	12-21-20	GBP	15,015,000	20,752,939
Sixsigma Networks Mexico SA de CV (A)	8.250	11-07-21		6,335,000	6,727,010
Total System Services, Inc.	4.450	06-01-28		17,265,000	17,273,341
Semiconductors and semiconductor equipment 0.4%
Microchip Technology, Inc. (A)	4.330	06-01-23		9,145,000	9,183,543
NXP BV (A)	4.625	06-01-23		22,155,000	22,593,669
Software 0.2%
Activision Blizzard, Inc.	3.400	09-15-26		3,444,000	3,310,392
Citrix Systems, Inc.	4.500	12-01-27		11,995,000	11,684,506
Materials 3.4%					260,057,115
Chemicals 0.2%
Ecolab, Inc.	1.000	01-15-24	EUR	4,270,000	5,066,055
Syngenta Finance NV (A)	5.182	04-24-28		14,180,000	13,875,792
Construction materials 0.3%
Cemex SAB de CV (A)	6.125	05-05-25		21,500,000	21,739,510
8	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Containers and packaging 2.1%
Ball Corp.	4.000	11-15-23		24,160,000	$23,676,800
Ball Corp.	4.375	12-15-20		15,810,000	16,078,296
Ball Corp.	4.875	03-15-26		14,415,000	14,270,850
Ball Corp.	5.250	07-01-25		24,545,000	25,005,219
Crown Americas LLC	4.500	01-15-23		18,265,000	17,787,370
Crown Cork & Seal Company, Inc.	7.375	12-15-26		11,568,000	12,551,280
Sealed Air Corp. (A)	4.875	12-01-22		10,150,000	10,353,000
Sealed Air Corp. (A)	5.125	12-01-24		16,620,000	16,848,525
Sealed Air Corp. (A)	6.500	12-01-20		18,465,000	19,434,413
Metals and mining 0.8%
Cleveland-Cliffs, Inc.	5.750	03-01-25		19,100,000	18,228,563
Southern Copper Corp.	3.875	04-23-25		26,355,000	26,106,317
Vedanta Resources PLC (A)	6.375	07-30-22		19,325,000	19,035,125
Real estate 1.0%					76,693,045
Equity real estate investment trusts 0.8%
Equinix, Inc.	2.875	03-15-24	EUR	9,030,000	10,441,524
Equinix, Inc.	5.375	05-15-27		32,225,000	32,355,511
SBA Communications Corp.	4.875	09-01-24		6,600,000	6,171,000
Trust F/1401 (A)	5.250	12-15-24		11,970,000	11,946,060
Real estate management and development 0.2%
Kennedy-Wilson, Inc.	5.875	04-01-24		12,650,000	12,428,625
Kennedy-Wilson, Inc. (A)	5.875	04-01-24		3,410,000	3,350,325
Telecommunication services 0.7%					51,209,893
Diversified telecommunication services 0.5%
CSC Holdings LLC (A)	5.500	04-15-27		12,580,000	12,045,350
CyrusOne LP	5.000	03-15-24		10,935,000	10,948,669
Radiate Holdco LLC (A)	6.625	02-15-25		18,075,000	16,583,813
Wireless telecommunication services 0.2%
America Movil SAB de CV	7.125	12-09-24	MXN	202,160,000	9,257,965
Sprint Communications, Inc. (A)	9.000	11-15-18		2,318,000	2,374,096
Utilities 2.0%					149,062,359
Electric utilities 1.1%
Broadcom Corp.	3.500	01-15-28		13,000,000	11,962,999
Emera US Finance LP	3.550	06-15-26		29,975,000	28,426,685
Emera, Inc. (6.750% to 6-15-26, then 3 month LIBOR + 5.440%)	6.750	06-15-76		22,270,000	23,577,202
Perusahaan Listrik Negara PT (A)	4.125	05-15-27		16,960,000	15,883,645
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,164,510
Independent power and renewable electricity producers 0.9%
Greenko Dutch BV (A)	5.250	07-24-24		10,740,000	9,982,830
NextEra Energy Operating Partners LP (A)	4.250	09-15-24		15,845,000	15,211,200
NextEra Energy Operating Partners LP (A)	4.500	09-15-27		28,765,000	26,751,450

NRG Energy, Inc.	6.625	01-15-27		15,595,000	16,101,838
Convertible bonds 2.9%					$217,654,238
(Cost $196,656,323)
Consumer discretionary 0.8%					61,389,093
Household durables 0.3%
Sony Corp.	0.000	09-30-22	JPY	1,850,000,000	20,704,831
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	9

	Rate (%)	Maturity date		Par value^	Value
Consumer discretionary (continued)
Internet and direct marketing retail 0.2%
Liberty Expedia Holdings, Inc. (A)	1.000	06-30-47		14,230,000	$13,933,575
Media 0.3%
DISH Network Corp.	3.375	08-15-26		5,520,000	4,895,246
Liberty Media Corp-Liberty Formula One	1.000	01-30-23		5,810,000	6,207,119
Live Nation Entertainment, Inc. (A)	2.500	03-15-23		15,615,000	15,648,322
Consumer staples 0.1%					9,655,592
Tobacco 0.1%
Vector Group, Ltd. (B)	2.500	01-15-19		7,180,000	9,655,592
Energy 0.2%					15,719,454
Oil, gas and consumable fuels 0.2%
Oasis Petroleum, Inc.	2.625	09-15-23		12,170,000	15,719,454
Health care 0.8%					55,235,956
Health care equipment and supplies 0.3%
Danaher Corp.	0.000	01-22-21		5,695,000	21,628,648
Health care providers and services 0.3%
Anthem, Inc.	2.750	10-15-42		5,694,000	17,368,465
Pharmaceuticals 0.2%
Bayer Capital Corp. BV (A)	5.625	11-22-19	EUR	12,500,000	16,238,843
Industrials 0.2%					15,058,410
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18		9,820,000	15,058,410
Information technology 0.3%					22,999,918
Semiconductors and semiconductor equipment 0.3%
Novellus Systems, Inc.	2.625	05-15-41		1,960,000	11,593,422
ON Semiconductor Corp.	1.625	10-15-23		8,130,000	11,406,496
Telecommunication services 0.1%					9,490,980
Diversified telecommunication services 0.1%
Liberty Interactive LLC (A)	1.750	09-30-46		9,185,000	9,490,980
Utilities 0.4%					28,104,835
Independent power and renewable electricity producers 0.4%
NextEra Energy Partners LP (A)	1.500	09-15-20		14,410,000	14,420,260

NRG Energy, Inc. (A)	2.750	06-01-48		13,405,000	13,684,575
Capital preferred securities 2.2%					$164,600,713
(Cost $162,132,290)
Financials 2.2%					164,600,713
Banks 2.0%
BAC Capital Trust XIII (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	06-18-18		19,345,000	16,830,150
BAC Capital Trust XIV, Series G (Greater of 3 month LIBOR + 0.400% or 4.000%) (B)(C)	4.000	06-18-18		20,683,000	18,407,870
First Maryland Capital I (3 month LIBOR + 1.000%) (B)	3.348	01-15-27		13,280,000	12,711,616
First Maryland Capital II (3 month LIBOR + 0.850%) (B)	3.208	02-01-27		17,524,000	16,730,163
Mellon Capital IV (Greater of 3 month LIBOR + 0.565% or 4.000%) (B)(C)	4.000	07-02-18		19,575,000	17,617,500
SunTrust Preferred Capital I (Greater of 3 month LIBOR + 0.645% or 4.000%) (B)(C)	4.000	07-02-18		9,340,000	8,265,900
USB Capital IX (Greater of 3 month LIBOR + 1.020% or 3.500%) (B)(C)	3.500	07-02-18		29,552,000	26,855,380
10	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (B)(C)	5.570	07-02-18	31,242,000	$30,913,959
Diversified financial services 0.2%

ILFC E-Capital Trust I (1.550% + highest of 3 month LIBOR, 10 Year CMT, and 30 Year CMT) (A)(B)	4.640	12-21-65	17,215,000	16,268,175
Term loans (D) 9.7%				$729,199,184
(Cost $732,051,511)
Consumer discretionary 3.3%				247,026,389
Auto components 0.2%
American Axle & Manufacturing, Inc. (1 week LIBOR + 2.250%)	4.010	04-06-24	12,327,275	12,331,096
Diversified consumer services 0.3%
The ServiceMaster Company LLC (1 month LIBOR + 2.500%)	4.480	11-08-23	22,645,459	22,751,666
Hotels, restaurants and leisure 1.0%
Four Seasons Hotels, Ltd. (1 month LIBOR + 2.000%)	3.980	11-30-23	25,277,934	25,344,668
Hilton Worldwide Finance LLC (1 month LIBOR + 1.750%)	3.710	10-25-23	16,335,669	16,407,219
New Red Finance, Inc. (1 month LIBOR + 2.250%)	4.230	02-16-24	25,652,562	25,626,909
Wyndham Hotels & Resorts, Inc. (E)	TBD	03-28-25	9,710,000	9,742,334
Media 1.5%
Cengage Learning, Inc. (1 month LIBOR + 4.250%)	6.180	06-07-23	16,905,000	15,134,201
Charter Communications Operating LLC (1 month LIBOR + 2.000%)	3.990	04-30-25	33,735,450	33,777,619
Cinemark USA, Inc. (1 month LIBOR + 1.750%)	3.720	03-29-25	11,119,747	11,142,876
Cogeco Communications USA II LP (1 month LIBOR + 2.375%)	4.360	01-03-25	14,365,000	14,323,772
Meredith Corp.(1 month LIBOR + 3.000%)	4.980	01-31-25	12,225,000	12,264,731
Sinclair Television Group, Inc. (E)	TBD	12-12-24	14,570,000	14,551,788
Virgin Media Bristol LLC (1 month LIBOR + 2.500%)	4.420	01-15-26	14,145,000	14,098,322
Multiline retail 0.3%
Neiman Marcus Group, Ltd. LLC (1 month LIBOR + 3.250%)	5.170	10-25-20	22,077,357	19,529,188
Consumer staples 0.8%				58,995,069
Food and staples retailing 0.3%
Aramark Services, Inc. (1 month LIBOR + 2.000%)	3.980	03-11-25	5,271,788	5,276,743
Aramark Services, Inc. (3 month LIBOR + 1.750%)	3.720	03-28-24	19,707,952	19,757,222
Personal products 0.5%
Revlon Consumer Products Corp. (1 month LIBOR + 3.500%)	5.480	09-07-23	43,773,899	33,961,104
Energy 0.2%				13,422,393
Oil, gas and consumable fuels 0.2%
MEG Energy Corp. (3 month LIBOR + 3.500%)	5.810	12-31-23	3,668,900	3,678,989
Peabody Energy Corp. (1 month LIBOR + 2.750%)	4.730	03-31-25	9,767,530	9,743,404
Financials 0.5%				35,101,689
Capital markets 0.3%
Brookfield Retail Holdings VII Sub 3 LLC (E)	TBD	05-04-25	24,285,000	23,951,081
Insurance 0.2%
USI, Inc. (3 month LIBOR + 3.000%)	5.300	05-16-24	11,173,850	11,150,608
Health care 0.2%				18,933,645
Biotechnology 0.2%
Grifols Worldwide Operations USA, Inc. (1 week LIBOR + 2.250%)	4.000	01-31-25	17,379,450	17,427,591
Health care providers and services 0.0%
Catalent Pharma Solutions, Inc. (1 month LIBOR + 2.250%)	4.230	05-20-24	1,500,951	1,506,054
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	11

	Rate (%)	Maturity date		Par value^	Value
Industrials 0.7%					$52,414,728
Aerospace and defense 0.2%
StandardAero Aviation Holdings, Inc. (1 month LIBOR + 3.750%)	5.730	07-07-22		4,292,985	4,307,280
WP CPP Holdings LLC (6 month LIBOR + 3.750%)	6.280	04-24-25		9,225,000	9,262,454
Airlines 0.2%
American Airlines, Inc. (1 month LIBOR + 2.000%)	3.970	04-28-23		13,846,311	13,765,587
United Airlines, Inc. (1 month LIBOR + 1.750%)	3.730	04-01-24		4,796,550	4,808,541
Construction and engineering 0.2%
AECOM (1 month LIBOR + 1.750%)	3.730	02-22-25		15,800,000	15,804,898
Machinery 0.1%
RBS Global, Inc. (1 month LIBOR + 2.250%)	4.210	08-21-24		4,449,770	4,465,968
Information technology 2.2%					166,041,207
Communications equipment 0.2%
Avaya, Inc. (1 month LIBOR + 4.750%)	6.680	12-15-24		13,196,925	13,266,605
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (3 month LIBOR + 2.000%)	4.360	10-27-21		10,598,141	10,614,357
Internet software and services 0.1%
Rackspace Hosting, Inc. (3 month LIBOR + 3.000%)	5.360	11-03-23		4,159,048	4,126,565
Uber Technologies, Inc. (1 month LIBOR + 4.000%)	5.920	04-04-25		5,950,000	5,984,689
IT services 0.8%
Altran Technologies SA (2 month EURIBOR + 3.250%)	3.250	03-20-25	EUR	8,929,628	10,468,833
First Data Corp. (1 month LIBOR + 2.000%)	3.970	07-08-22		23,829,045	23,819,037
Gartner, Inc. (1 month LIBOR + 2.000%)	3.980	04-05-24		2,529,727	2,538,151
Project Deep Blue Holdings LLC (1 month LIBOR + 3.250%)	5.170	02-12-25		9,900,000	9,945,342
Vantiv LLC (1 month LIBOR + 2.000%)	3.920	08-09-24		11,295,000	11,310,926
Semiconductors and semiconductor equipment 0.2%
Microchip Technology, Inc. (E)	TBD	05-15-25		6,010,000	6,041,553
Micron Technology, Inc. (1 month LIBOR + 1.750%)	3.740	04-26-22		5,115,000	5,143,797
Software 0.5%
Ascend Learning LLC (1 month LIBOR + 3.000%)	4.980	07-12-24		6,323,225	6,331,129
RP Crown Parent LLC (1 month LIBOR + 2.750%)	4.730	10-12-23		20,799,685	20,851,684
SS&C European Holdings Sarl (1 month LIBOR + 2.500%)	4.480	04-16-25		3,574,556	3,592,428
SS&C Technologies, Inc. (1 month LIBOR + 2.500%)	4.480	04-16-25		9,539,296	9,586,993
Technology hardware, storage and peripherals 0.3%
Dell International LLC (1 month LIBOR + 2.000%)	3.990	09-07-23		22,447,177	22,419,118
Materials 0.7%					54,652,027
Chemicals 0.1%
HB Fuller Company (1 month LIBOR + 2.000%)	3.950	10-20-24		9,263,450	9,266,044
Containers and packaging 0.6%
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.930	02-08-20		9,790,316	9,804,805
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.930	01-19-24		23,859,000	23,892,164
Berry Global, Inc. (1 month LIBOR + 2.000%)	3.960	10-01-22		4,533,194	4,545,569
CROWN Americas LLC (3 month LIBOR + 2.000%)	4.310	01-29-25		3,310,000	3,327,576
Crown European Holdings SA (3 month EURIBOR + 2.375%)	2.380	01-18-25	EUR	3,260,000	3,815,869
Telecommunication services 1.1%					82,612,037
Diversified telecommunication services 0.5%
CenturyLink, Inc. (1 month LIBOR + 2.750%)	4.730	01-31-25		10,214,400	10,081,613
Sable International Finance, Ltd. (1 month LIBOR + 3.250%)	5.230	01-31-25		18,290,000	18,383,462
West Corp. (1 month LIBOR + 4.000%)	5.980	10-10-24		10,089,915	10,070,139
12	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services (continued)
Wireless telecommunication services 0.6%
SBA Senior Finance II LLC (1 month LIBOR + 2.000%)	3.990	04-11-25	23,691,318	$23,651,753

Sprint Communications, Inc. (1 month LIBOR + 2.500%)	4.500	02-02-24	20,440,400	20,425,070
Collateralized mortgage obligations 4.4%				$334,829,687
(Cost $339,788,531)
Commercial and residential 4.0%				304,803,838
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (F)	3.752	04-25-35	1,612,522	1,640,707
Alternative Loan Trust Series 2004-J5, Class M1 (1 month LIBOR + 0.900%) (B)	2.860	08-25-34	12,593,755	12,337,835
Americold LLC Series 2010-ARTA, Class D (A)	7.443	01-14-29	5,435,000	5,833,682
Arroyo Mortgage Trust Series 2018-1, Class A1 (A)(F)	3.763	04-25-48	17,018,000	17,060,559
Banc of America Funding Trust Series 2005-B, Class 3A1B (1 month LIBOR + 0.620%) (B)	2.568	04-20-35	3,575,765	3,541,680
BBCMS Mortgage Trust
Series 2015-STP, Class A (A)	3.323	09-10-28	4,316,519	4,324,900
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(B)	4.356	03-15-37	10,580,000	10,573,433
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-10, Class 12A3 (F)	3.614	01-25-35	1,474,067	1,487,587
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (1 month LIBOR + 0.700%) (B)	2.660	01-25-35	775,114	774,551
Series 2004-13, Class A1 (1 month LIBOR + 0.740%) (B)	2.700	11-25-34	993,113	993,188
Series 2004-8, Class 1A (1 month LIBOR + 0.700%) (B)	2.660	09-25-34	833,702	833,812
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(B)	3.870	03-15-37	13,569,000	13,556,294
BXP Trust
Series 2017-CC, Class C (A)(F)	3.552	08-13-37	6,835,000	6,581,358
Series 2017-GM, Class D (A)(F)	3.425	06-13-39	14,495,000	13,640,943
CGDBB Commercial Mortgage Trust Series 2017-BIO, Class D (1 month LIBOR + 1.600%) (A)(B)	3.519	07-15-32	2,330,000	2,333,648
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (F)	3.876	02-25-37	1,285,918	1,315,910
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (A)(B)	3.029	06-11-32	8,070,000	8,080,150
Cold Storage Trust Series 2017-E3, Class C (1 month LIBOR + 1.350%) (A)(B)	3.269	04-15-36	9,365,000	9,406,302
Commercial Mortgage Trust (Bank of America Merrill Lynch/ Deutsche Bank AG) Series 2013-WWP, Class D (A)	3.898	03-10-31	2,710,000	2,796,737
Commercial Mortgage Trust (Deutsche Bank AG) Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (A)(B)	4.146	02-13-32	11,010,000	11,076,753
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class E (1 month LIBOR + 3.150%) (A)(B)	5.078	08-13-27	3,230,000	3,260,578
Core Industrial Trust Series 2015-CALW, Class F (A)(F)	3.850	02-10-34	6,270,000	6,100,296
Credit Suisse Commercial Mortgage Trust Series 2015-GLPB, Class A (A)	3.639	11-15-34	11,100,000	11,284,113
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	0.771	09-19-44	11,500,949	350,382
Series 2005-AR2, Class X2 IO	1.219	03-19-45	24,330,226	696,316
GAHR Commercial Mortgage Trust Series 2015-NRF, Class EFX (A)(F)	3.382	12-15-34	7,160,000	7,087,201
GRACE Mortgage Trust Series 2014-GRCE, Class F (A)(F)	3.590	06-10-28	5,350,000	5,241,438
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (F)	5.752	07-10-38	1,892,737	1,893,640
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Corp. Trust Series 2018-CHLL, Class F (1 month LIBOR + 3.330%) (A)(B)	4.888	02-15-37	4,020,000	$4,021,636
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (F)	4.308	05-25-34	2,855,043	2,901,006
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (F)	3.479	06-19-34	1,683,842	1,686,018
Series 2004-7, Class 4A (F)	3.828	11-19-34	2,502,273	2,562,274
Series 2005-2, Class X IO	0.901	05-19-35	6,501,870	250,651
Series 2005-9, Class 2A1A (1 month LIBOR + 0.340%) (B)	2.288	06-20-35	2,406,098	2,358,079
Series 2005-9, Class 2A1C (1 month LIBOR + 0.450%) (B)	2.398	06-20-35	1,657,879	1,651,654
Series 2007-3, Class ES IO (A)	0.350	05-19-47	7,569,604	106,842
Series 2007-4, Class ES IO	0.350	07-19-47	7,887,951	133,569
Series 2007-6, Class ES IO (A)	0.353	08-19-37	6,524,714	101,389
IMT Trust Series 2017-A3, Class EFL (1 month LIBOR + 2.150%) (A)(B)	4.069	06-15-34	3,820,000	3,820,003
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.317	10-25-36	14,587,925	665,138
Series 2005-AR18, Class 2X IO	1.001	10-25-36	11,472,454	98,644
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-NINE, Class A (A)(F)	2.854	10-06-38	570,000	537,548
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (F)	3.446	12-25-34	956,115	960,640
Series 2005-2, Class 1A (6 month LIBOR + 1.250%) (B)	2.910	10-25-35	27,664	27,924
Series 2005-A2, Class A2 (F)	3.541	02-25-35	2,035,475	2,104,832
Series 2005-A8, Class A2A (1 month LIBOR + 0.270%) (B)	2.230	08-25-36	9,659,508	9,557,575
Series 2006-3, Class 2A1 (F)	3.648	10-25-36	1,167,031	1,158,911
Series 2007-1, Class 2A1 (F)	3.710	01-25-37	3,940,521	4,028,786
Morgan Stanley Capital I Trust
Series 2014-150E, Class F (A)(F)	4.295	09-09-32	6,185,000	5,954,548
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (A)(B)	3.319	11-15-34	4,655,000	4,662,331
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (F)	3.608	10-25-34	697,869	711,242
Series 2004-9, Class 1A (F)	5.388	11-25-34	1,798,026	1,881,076
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	4,045,000	4,015,265
MSDB Trust Series 2017-712F, Class B (A)(F)	3.453	07-11-39	12,485,000	12,136,567
Olympic Tower Mortgage Trust Series 2017-OT, Class A (A)	3.566	05-10-39	7,045,000	6,975,992
One Market Plaza Trust Series 2017-1MKT, Class D (A)	4.145	02-10-32	2,905,000	2,877,848
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (1 month LIBOR + 0.310%) (B)	2.270	11-25-35	1,142,139	1,132,295
Queens Center Mortgage Trust Series 2013-QCA, Class D (A)(F)	3.474	01-11-37	4,830,000	4,609,231
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (A)(F)	4.388	01-05-43	5,655,000	4,642,269
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (F)	3.843	12-25-33	1,500,619	1,491,448
Thornburg Mortgage Securities Trust Series 2007-4, Class 1A1 (F)	3.324	09-25-37	4,216,186	4,250,930
Verus Securitization Trust Series 2018-1, Class A1 (A)(F)	2.929	02-25-48	7,973,372	7,922,121
VNDO Trust Series 2016-350P, Class D (A)(F)	3.903	01-10-35	9,985,000	9,705,852
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (F)	3.474	01-25-35	2,442,364	2,496,585
Series 2005-AR2, Class 2A1B (1 month LIBOR + 0.370%) (B)	2.330	01-25-45	3,289,673	3,264,661
Series 2005-AR2, Class 2A2B (1 month LIBOR + 0.380%) (B)	2.340	01-25-45	2,285,676	2,270,710
14	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2005-AR3, Class A2 (F)	3.662	03-25-35	2,450,725	$2,479,379
Series 2005-AR6, Class 2A1A (1 month LIBOR + 0.460%) (B)	2.420	04-25-45	5,260,621	5,240,924
Series 2005-AR8, Class 2AB2 (1 month LIBOR + 0.840%) (B)	2.800	07-25-45	2,433,390	2,432,969
Series 2005-AR8, Class 2AB3 (1 month LIBOR + 0.720%) (B)	2.680	07-25-45	2,213,929	2,199,876
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (F)	3.738	12-25-34	1,124,817	1,145,422
Worldwide Plaza Trust Series 2017-WWP, Class D (A)(F)	3.596	11-10-36	7,935,000	7,467,185
U.S. Government Agency 0.4%				30,025,849
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (1 month LIBOR + 1.650%) (B)	3.610	04-25-24	1,750,576	1,774,480
Series 2015-DNA1, Class M2 (1 month LIBOR + 1.850%) (B)	3.810	10-25-27	3,690,000	3,763,875
Series 2015-DNA1, Class M3 (1 month LIBOR + 3.300%) (B)	5.260	10-25-27	2,700,000	3,003,213
Series 2016-A3, Class M1 (1 month LIBOR + 0.800%) (B)	2.760	03-25-29	2,302,417	2,305,085
Series 292, Class IO	3.500	11-15-27	4,255,329	453,691
Series 296, Class IO	3.000	12-15-27	3,412,569	325,473
Series 304, Class C42 IO	4.000	12-15-27	5,849,834	439,977
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	5,795,651	630,549
Series 2013-39, Class KI IO	4.000	05-25-28	8,621,583	925,019
Series 2014-C02, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.910	05-25-24	600,343	601,797
Series 2014-C03, Class 1M1 (1 month LIBOR + 0.950%) (B)	2.910	10-25-29	13,349,074	13,426,322
Series 402, Class 3 IO	4.000	11-25-39	424,329	87,069
Series 402, Class 7 IO	4.500	11-25-39	869,112	192,804
Series 406, Class 3 IO	4.000	01-25-41	2,341,378	504,447
Series 407, Class 4 IO	4.500	03-25-41	3,473,359	798,272
Series 407, Class 7 IO	5.000	03-25-41	2,408,750	515,317

Series 407, Class 8 IO	5.000	03-25-41	1,257,889	278,459
Asset backed securities 4.7%				$356,311,719
(Cost $352,708,596)
Asset backed securities 4.7%				356,311,719
Aames Mortgage Investment Trust Series 2005-4, Class M2 (1 month LIBOR + 0.735%) (B)	2.695	10-25-35	4,736,597	4,755,429
Accredited Mortgage Loan Trust Series 2005-2ACCR, Class M2 (1 month LIBOR + 0.660%) (B)	2.620	07-25-35	1,445,382	1,448,146
Aegis Asset Backed Securities Trust Series 2005-2, Class M2 (1 month LIBOR + 0.440%) (B)	2.400	06-25-35	2,275,419	2,254,182
BA Credit Card Trust Series 2017-A1, Class A1	1.950	08-15-22	16,155,000	15,904,121
Bravo Mortgage Asset Trust Series 2006-1A, Class A2 (1 month LIBOR + 0.240%) (A)(B)	2.200	07-25-36	5,517,907	5,498,756
Capital One Multi-Asset Execution Trust Series 2017-A1, Class A1	2.000	01-17-23	10,090,000	9,955,920
Chase Issuance Trust Series 2015-A7, Class A7	1.620	07-15-20	4,660,000	4,655,340
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	22,492,800	23,007,523
DB Master Finance LLC
Series 2015-1A, Class A2II (A)	3.980	02-20-45	34,902,562	34,980,045
Series 2017-1A, Class A2I (A)	3.629	11-20-47	6,268,500	6,157,924
Discover Card Execution Note Trust
Series 2012-A6, Class A6	1.670	01-18-22	21,065,000	20,822,776
Series 2016-A4, Class A4	1.390	03-15-22	8,680,000	8,532,958
Domino's Pizza Master Issuer LLC
Series 2015-1A, Class A2II (A)	4.474	10-25-45	24,519,600	25,214,976
Series 2017-1A, Class A2I (3 month LIBOR + 1.250%) (A)(B)	3.610	07-25-47	24,296,400	24,357,141
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	15

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	5,889,975	$6,095,476
First Franklin Mortgage Loan Trust Series 2005-FF7, Class M2 (1 month LIBOR + 0.470%) (B)	2.602	07-25-35	2,771,001	2,778,613
FOCUS Brands Funding LLC Series 2017-1A, Class A2II (A)	5.093	04-30-47	8,439,750	8,707,459
GSAA Home Equity Trust Series 2005-MTR1, Class A4 (1 month LIBOR + 0.370%) (B)	2.330	10-25-35	4,917,999	4,870,061
Hardee's Funding LLC Series 2013-1A, Class A2 (A)	4.474	03-20-43	21,048,034	21,098,265
Home Equity Asset Trust Series 2003-1, Class M1 (1 month LIBOR + 1.500%) (B)	3.460	06-25-33	1,079,219	1,104,127
Home Partners of America Trust Series 2018-1, Class D (1 month LIBOR + 1.450%) (A)(B)	3.384	07-17-37	7,715,000	7,714,999
METAL LLC Series 2017-1, Class A (A)	4.581	10-15-42	12,603,853	12,853,567
New Century Home Equity Loan Trust Series 2005-1, Class M1 (1 month LIBOR + 0.675%) (B)	2.635	03-25-35	6,785,000	6,780,392
Option One Mortgage Loan Trust Series 2005-2, Class M1 (1 month LIBOR + 0.660%) (B)	2.620	05-25-35	5,191,889	5,205,896
RASC Trust Series 2005-KS7, Class M4 (1 month LIBOR + 0.870%) (B)	2.830	08-25-35	3,041,000	3,057,820
Saxon Asset Securities Trust Series 2006-2, Class A3C (1 month LIBOR + 0.150%) (B)	2.110	09-25-36	6,499,622	6,467,584
Specialty Underwriting & Residential Finance Trust Series 2006-BC 1, Class A2D (1 month LIBOR + 0.300%) (B)	2.260	12-25-36	1,865,174	1,867,661
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (1 month LIBOR + 0.720%) (A)(B)	2.680	02-25-35	38,413	38,472
Series 2005-2, Class M2 (1 month LIBOR + 0.735%) (B)	2.695	03-25-35	6,820,953	6,831,553
Taco Bell Funding LLC Series 2016-1A, Class A23 (A)	4.970	05-25-46	28,358,150	29,289,999
Towd Point Mortgage Trust Series 2015-6, Class M2 (A)(F)	3.750	04-25-55	8,070,000	8,073,094
Verizon Owner Trust Series 2017-1A, Class A (A)	2.060	09-20-21	7,823,000	7,745,675
Wendy's Funding LLC
Series 2015-1A, Class A2II (A)	4.080	06-15-45	21,350,550	21,550,391
Series 2018-1A, Class A2I (A)	3.573	03-15-48	6,792,975	6,635,378

	Shares	Value
Common stocks 3.5%		$263,142,059
(Cost $245,878,746)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (G)(H)	110,794	0
Financials 3.4%		257,562,182
Banks 3.1%
Ameris Bancorp	149,775	8,342,468
BankUnited, Inc.	248,604	10,483,631
BOK Financial Corp.	157,986	15,948,687
Citigroup, Inc.	276,820	18,461,126
Columbia Banking System, Inc.	559,082	23,772,167
Comerica, Inc.	205,624	19,388,287
Community Bank System, Inc.	160,530	9,612,536
Glacier Bancorp, Inc.	378,458	14,756,077
Independent Bank Corp. (MA)	133,663	10,472,496
Investors Bancorp, Inc.	634,693	8,466,805
16	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
JPMorgan Chase & Co.	282,694	$30,251,085
Park National Corp.	61,349	7,044,092
Prosperity Bancshares, Inc.	274,077	19,851,397
Renasant Corp.	275,425	13,198,366
U.S. Bancorp	371,606	18,576,584
Washington Trust Bancorp, Inc.	116,621	7,113,881
Consumer finance 0.3%
American Express Company	60,143	5,912,057
Capital One Financial Corp.	169,260	15,910,440
Industrials 0.1%		5,579,877
Construction and engineering 0.1%

HC2 Holdings, Inc. (H)	907,297	5,579,877
Preferred securities 4.8%		$368,242,392
(Cost $363,192,920)
Energy 0.6%		46,265,560
Oil, gas and consumable fuels 0.6%
Hess Corp., 8.000%	275,250	18,844,991
Kinder Morgan, Inc., 9.750%	837,525	27,420,569
Financials 2.7%		203,500,357
Banks 2.3%
First Republic Bank, 5.125%	340,100	8,519,505
First Republic Bank, 5.500%	224,961	5,687,014
First Tennessee Bank NA (Greater of 3 month LIBOR + 0.850% or 3.750%), 3.750% (A)(B)	22,722	17,723,160
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.128% (B)	1,315	34,335
IBERIABANK Corp. (6.600% to 5-1-26, then 3 month LIBOR + 4.920%)	108,143	2,930,675
M&T Bank Corp., Series A, 1.000%	14,520	14,636,160
People's United Financial, Inc. (5.625% to 12-15-26, then 3 month LIBOR + 4.020%)	481,250	12,190,063
Regions Financial Corp., 6.375%	370,170	9,446,738
SunTrust Banks, Inc. (Greater of 3 month LIBOR + 0.530% or 4.000%), 4.000% (B)	309,575	7,474,688
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR + 6.390%)	1,992	50,796
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	429,175	11,999,733
U.S. Bancorp (Greater of 3 month LIBOR + 1.020% or 3.500%), 3.500% (B)	34,325	31,632,547
Valley National Bancorp (5.500% to 9-30-22, then 3 month LIBOR + 3.578%)	272,325	7,023,262
Valley National Bancorp (6.250% to 6-30-25, then 3 month LIBOR + 3.850%)	253,467	6,709,271
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	228,245	5,895,568
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	161,572	4,438,383
Wells Fargo & Company, Series L, 7.500%	15,559	19,557,663
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	189,290	5,409,908
Capital markets 0.2%
Stifel Financial Corp., 5.200%	677,025	16,343,384
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	536,600	15,797,504
Health care 0.4%		27,007,676
Health care equipment and supplies 0.4%
Becton, Dickinson and Company, 6.125%	463,890	27,007,676
Industrials 0.2%		19,441,450
Machinery 0.2%
Rexnord Corp., 5.750%	244,990	15,378,022
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	17

	Shares	Value
Industrials (continued)
Machinery (continued)
Stanley Black & Decker, Inc., 5.375%	38,215	$4,063,428
Real estate 0.2%		18,925,097
Equity real estate investment trusts 0.2%
Crown Castle International Corp., Series A, 6.875%	18,140	18,925,097
Utilities 0.7%		53,102,252
Electric utilities 0.4%
NextEra Energy, Inc., 6.123%	350,770	19,853,582
NextEra Energy, Inc., 6.371%	115,650	8,485,241
Gas utilities 0.1%
South Jersey Industries, Inc., 7.250%	139,800	7,716,960
Multi-utilities 0.2%
Dominion Energy, Inc., 6.750%	386,980	17,046,469

	Contracts/ Notional amount	Value
Purchased options 0.2%		$17,439,009
(Cost $53,185,230)
Calls 0.1%		7,789,450
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-11-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (H)(I)	348,670,000	1,391,590
Over the Counter Option on the EUR vs. USD (Expiration Date: 11-27-18; Strike Price: EUR 1.20; Counterparty: Citibank N.A.) (H)(I)	259,420,000	4,594,618
Over the Counter Option on the EUR vs. USD (Expiration Date: 12-31-18; Strike Price: EUR 1.28; Counterparty: U.S. Bank N.A.) (H)(I)	178,095,000	632,726
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-23-19; Strike Price: EUR 1.28; Counterparty: Citibank N.A.) (H)(I)	174,210,000	766,374
Over the Counter Option on the EUR vs. USD (Expiration Date: 1-25-19; Strike Price: EUR 1.34; Counterparty: Goldman Sachs & Company) (H)(I)	173,940,000	205,175
Over the Counter Option on the EUR vs. USD (Expiration Date: 2-1-19; Strike Price: EUR 1.36; Counterparty: Goldman Sachs & Company) (H)(I)	217,085,760	198,967
Puts 0.1%		9,649,559
Over the Counter Option on the EUR vs. JPY (Expiration Date: 9-28-18; Strike Price: EUR 120.00; Counterparty: Citibank N.A.) (H)(I)	205,140,110	1,589,761
Over the Counter Option on the GBP vs. USD (Expiration Date: 6-29-18; Strike Price: GBP 1.24; Counterparty: Goldman Sachs & Company) (H)(I)	205,960,000	4,381
Over the Counter Option on the USD vs. CAD (Expiration Date: 2-13-19; Strike Price: $1.19; Counterparty: Goldman Sachs & Company) (H)(I)	434,265,000	1,369,238
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-20-19; Strike Price: $1.23; Counterparty: U.S. Bank N.A.) (H)(I)	260,563,230	2,436,006
Over the Counter Option on the USD vs. CAD (Expiration Date: 3-6-19; Strike Price: $1.22; Counterparty: Australia and New Zealand Banking Group) (H)(I)	260,435,000	1,719,652
Over the Counter Option on the USD vs. CAD (Expiration Date: 5-24-19; Strike Price: $1.23; Counterparty: Citigroup Global Markets, Ltd.) (H)(I)	129,845,000	1,456,082
Over the Counter Option on the USD vs. CAD (Expiration Date: 9-7-18; Strike Price: $1.25; Counterparty: Goldman Sachs & Company) (H)(I)	167,836,000	621,329
Over the Counter Option on the USD vs. JPY (Expiration Date: 9-12-18; Strike Price: $100.50; Counterparty: Goldman Sachs & Company) (H)(I)	203,920,000	453,110

	Shares	Value
Warrants 0.2%		$11,280,440
(Cost $9,128,098)
JPMorgan Chase & Co. (Expiration Date: 10-28-18; Strike Price: $41.97) (H)	98,800	6,575,140
Wells Fargo & Company (Expiration Date: 10-28-18; Strike Price: $33.76) (H)	223,000	4,705,300

18	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 2.2%				$163,024,000
(Cost $163,024,000)
U.S. Government Agency 1.4%				105,251,000
Federal Agricultural Mortgage Corp. Discount Note	1.550	06-01-18	13,422,000	13,422,000
Federal Home Loan Bank Discount Note	1.550	06-01-18	91,829,000	91,829,000

	Par value^	Value
Repurchase agreement 0.8%		57,773,000
Barclays Tri-Party Repurchase Agreement dated 5-31-18 at 1.750% to be repurchased at $57,775,808 on 6-1-18, collateralized by $65,202,800 U.S. Treasury Bonds, 2.500% due 5-15-46 (valued at $58,931,396, including interest)	57,773,000	57,773,000

Total investments (Cost $7,671,253,339) 99.1%	$7,483,592,010
Other assets and liabilities, net 0.9%	70,983,631
Total net assets 100.0%	$7,554,575,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
Security Abbreviations and Legend
BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $1,964,101,914 or 26.0% of the fund's net assets as of 5-31-18.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(E)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 5-31-18:
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	19

United States	63.6%
Mexico	5.2%
Indonesia	4.3%
Canada	2.9%
Philippines	2.3%
Ireland	2.3%
Brazil	2.0%
Netherlands	1.7%
Malaysia	1.5%
Australia	1.5%
Other countries	12.7%
TOTAL	100.0%
20	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis*	Notional value*	Unrealized appreciation (depreciation)
2-Year U.S. Treasury Note Futures	2,193	Long	Sep 2018	$464,782,429	$465,429,987	$647,558
10-Year U.S. Treasury Note Futures	3,367	Short	Sep 2018	(402,532,149)	(405,513,062)	(2,980,913)
10-Year Ultra U.S. Treasury Bond Futures	912	Short	Sep 2018	(115,956,977)	(117,049,500)	(1,092,523)
5-Year U.S. Treasury Note Futures	3,782	Short	Sep 2018	(428,952,379)	(430,734,344)	(1,781,965)
German Euro BUND Futures	2,785	Short	Jun 2018	(515,640,627)	(527,896,352)	(12,255,725)
U.S. Treasury Long Bond Futures	1,207	Short	Sep 2018	(172,598,976)	(175,165,875)	(2,566,899)
						$(20,030,467)
* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	83,215,000	SEK	542,428,656	U.S. Bank	6/20/2018	$1,355,113	—
AUD	42,965,000	USD	33,118,281	Australia and New Zealand Banking Group	6/20/2018	—	$(623,066)
AUD	214,190,000	USD	166,742,992	Citibank N.A.	6/20/2018	—	(4,747,178)
AUD	42,840,000	USD	33,451,400	Standard Chartered Bank	6/20/2018	—	(1,050,724)
AUD	260,455,000	USD	204,976,731	U.S. Bank	6/20/2018	—	(7,989,851)
BRL	150,832,260	USD	43,380,000	Citibank N.A.	6/20/2018	—	(2,939,686)
BRL	480,650,435	USD	148,280,252	State Street Bank and Trust Company	6/20/2018	—	(19,410,908)
CAD	135,089,059	EUR	85,680,000	HSBC Bank USA	6/20/2018	3,954,171	—
CAD	267,566,141	EUR	171,230,000	Toronto Dominion Bank	6/20/2018	6,045,024	—
CAD	156,528,184	GBP	85,680,000	Citibank N.A.	6/20/2018	6,794,364	—
CAD	214,111,667	MXN	3,112,863,322	Bank of Nova Scotia	6/20/2018	9,578,117	—
CAD	85,576,667	MXN	1,242,744,353	Goldman Sachs Bank USA	6/20/2018	3,898,820	—
CAD	213,941,667	MXN	3,102,718,973	Royal Bank of Canada	6/20/2018	9,954,138	—
CAD	122,191,819	USD	93,945,000	Bank of Montreal	6/20/2018	341,721	—
CAD	833,414,783	USD	651,352,562	Bank of Nova Scotia	6/20/2018	—	(8,265,750)
CAD	271,099,588	USD	211,315,000	Canadian Imperial Bank of Commerce	6/20/2018	—	(2,126,763)
CAD	375,929,656	USD	291,510,001	Citibank N.A.	6/20/2018	—	(1,431,869)
CAD	54,998,843	USD	42,790,000	Goldman Sachs Bank USA	6/20/2018	—	(351,311)
CAD	212,194,697	USD	166,085,000	JPMorgan Chase Bank N.A.	6/20/2018	—	(2,349,470)
CAD	110,919,890	USD	86,575,000	Morgan Stanley & Company, Inc.	6/20/2018	—	(986,023)
CAD	1,885,736,691	USD	1,468,319,783	Royal Bank of Canada	6/20/2018	—	(13,231,128)
CAD	219,962,654	USD	170,700,000	State Street Bank and Trust Company	6/20/2018	—	(970,491)
CAD	1,456,426,034	USD	1,130,285,000	Toronto Dominion Bank	6/20/2018	—	(6,464,795)
CLP	52,729,852,750	USD	87,758,342	Citibank N.A.	6/20/2018	—	(4,062,239)
EUR	21,425,000	CAD	33,651,390	HSBC Bank USA	6/20/2018	—	(889,421)
EUR	171,230,000	CAD	267,115,172	Toronto Dominion Bank	6/20/2018	—	(5,697,043)
EUR	42,840,000	NOK	412,294,302	Citibank N.A.	6/20/2018	—	(274,841)
EUR	45,215,000	NOK	435,222,860	JPMorgan Chase Bank N.A.	6/20/2018	—	(298,813)
EUR	166,513,654	SEK	1,708,536,691	Citibank N.A.	6/20/2018	926,310	—
EUR	41,613,077	SEK	426,980,131	Goldman Sachs Bank USA	6/20/2018	231,115	—
EUR	145,809,167	SEK	1,494,527,855	HSBC Bank USA	6/20/2018	989,095	—
EUR	286,487,473	SEK	2,941,324,242	JPMorgan Chase Bank N.A.	6/20/2018	1,391,709	—
EUR	152,332,800	SEK	1,560,968,466	State Street Bank and Trust Company	6/20/2018	1,081,701	—
EUR	83,295,000	USD	97,820,815	Bank of America, N.A.	6/20/2018	—	(327,914)
EUR	85,505,000	USD	103,595,977	Barclays Bank PLC Wholesale	6/20/2018	—	(3,516,374)
EUR	211,000,000	USD	254,137,364	Citibank N.A.	6/20/2018	—	(7,171,734)
EUR	188,520,000	USD	227,496,214	Goldman Sachs Bank USA	6/20/2018	—	(6,842,375)
EUR	83,635,000	USD	98,090,724	HSBC Bank USA	6/20/2018	—	(199,869)
EUR	85,600,000	USD	105,599,584	U.S. Bank	6/20/2018	—	(5,408,788)
GBP	2,772,280	USD	3,918,018	HSBC Bank USA	6/20/2018	—	(229,821)
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	21

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
GBP	85,680,000	USD	120,876,402	State Street Bank and Trust Company	6/20/2018	—	$(6,889,118)
JPY	9,149,101,615	USD	85,570,000	Citibank N.A.	6/20/2018	—	(1,377,999)
JPY	9,173,601,911	USD	85,790,000	Goldman Sachs Bank USA	6/20/2018	—	(1,372,542)
JPY	4,658,250,240	USD	42,840,000	HSBC Bank USA	6/20/2018	$26,221	—
JPY	18,283,410,569	USD	167,245,000	Morgan Stanley & Company, Inc.	6/20/2018	1,002,877	—
JPY	22,797,321,600	USD	214,325,000	Royal Bank of Canada	6/20/2018	—	(4,539,143)
JPY	18,499,220,826	USD	170,125,000	State Street Bank and Trust Company	6/20/2018	108,809	—
MXN	3,141,086,316	CAD	214,022,222	Bank of Nova Scotia	6/20/2018	—	(8,098,011)
MXN	3,136,623,786	CAD	214,005,555	Goldman Sachs Bank USA	6/20/2018	—	(8,308,267)
MXN	1,243,543,482	CAD	85,602,222	State Street Bank and Trust Company	6/20/2018	—	(3,878,585)
MXN	5,274,199,681	USD	271,666,250	Citibank N.A.	6/20/2018	—	(7,967,390)
MXN	1,468,649,807	USD	77,165,000	Goldman Sachs Bank USA	6/20/2018	—	(3,735,607)
MXN	7,093,240,498	USD	375,218,553	State Street Bank and Trust Company	6/20/2018	—	(20,571,490)
MXN	807,842,448	USD	42,840,000	Toronto Dominion Bank	6/20/2018	—	(2,449,582)
NOK	416,215,747	EUR	42,840,000	Citibank N.A.	6/20/2018	754,371	—
NOK	684,440,000	SEK	722,028,086	Citibank N.A.	6/20/2018	1,724,329	—
NOK	2,102,007,500	SEK	2,210,744,348	State Street Bank and Trust Company	6/20/2018	6,056,435	—
NOK	117,139,143	USD	14,521,231	UBS AG	6/20/2018	—	(196,971)
NZD	89,363,831	AUD	83,427,500	Citibank N.A.	6/20/2018	—	(561,803)
NZD	97,950,844	AUD	91,430,538	HSBC Bank USA	6/20/2018	—	(605,539)
NZD	355,777,011	USD	255,677,221	Australia and New Zealand Banking Group	6/20/2018	—	(6,707,923)
NZD	92,954,583	USD	67,161,080	Citibank N.A.	6/20/2018	—	(2,112,366)
NZD	126,711,214	USD	91,471,697	Goldman Sachs Bank USA	6/20/2018	—	(2,800,420)
NZD	166,624,547	USD	119,794,782	HSBC Bank USA	6/20/2018	—	(3,192,544)
SEK	545,303,046	AUD	83,215,000	U.S. Bank	6/20/2018	—	(1,028,784)
SEK	2,563,790,790	EUR	248,899,700	Citibank N.A.	6/20/2018	—	(258,344)
SEK	5,639,992,201	EUR	547,306,512	JPMorgan Chase Bank N.A.	6/20/2018	—	(288,481)
SEK	1,715,219,595	EUR	166,570,000	State Street Bank and Trust Company	6/20/2018	—	(233,551)
SEK	1,717,165,176	EUR	166,670,000	UBS AG	6/20/2018	—	(129,714)
SEK	1,398,100,719	NOK	1,317,000,131	Citibank N.A.	6/20/2018	—	(2,321,892)
SEK	1,017,023,142	NOK	952,756,667	HSBC Bank USA	6/20/2018	—	(1,044,421)
SEK	92,829,139	NOK	86,613,333	State Street Bank and Trust Company	6/20/2018	—	(52,548)
SEK	295,135,240	USD	35,260,027	Citibank N.A.	6/20/2018	—	(1,753,330)
SEK	357,824,941	USD	42,372,935	State Street Bank and Trust Company	6/20/2018	—	(1,749,078)
SGD	4,650,000	USD	3,510,488	HSBC Bank USA	6/20/2018	—	(36,434)
SGD	18,249,756	USD	13,807,097	State Street Bank and Trust Company	6/20/2018	—	(172,550)
USD	117,419,549	AUD	150,020,000	Australia and New Zealand Banking Group	6/20/2018	3,956,680	—
USD	201,495,327	AUD	257,100,000	Citibank N.A.	6/20/2018	7,045,896	—
USD	36,704,989	AUD	48,756,789	Goldman Sachs Bank USA	6/20/2018	—	(170,663)
USD	118,273,404	AUD	154,177,738	HSBC Bank USA	6/20/2018	1,665,961	—
USD	52,011,453	AUD	65,955,000	U.S. Bank	6/20/2018	2,128,481	—
USD	170,645,000	CAD	219,444,521	Bank of Montreal	6/20/2018	1,315,297	—
USD	1,154,061,250	CAD	1,491,524,194	Bank of Nova Scotia	6/20/2018	3,158,294	—
USD	83,179,167	CAD	106,852,373	Canadian Imperial Bank of Commerce	6/20/2018	728,803	—
USD	319,455,261	CAD	410,147,411	Citibank N.A.	6/20/2018	2,973,725	—
USD	258,954,021	CAD	333,206,902	Goldman Sachs Bank USA	6/20/2018	1,841,995	—
USD	41,640,833	CAD	53,489,941	HSBC Bank USA	6/20/2018	366,457	—
USD	83,245,678	CAD	106,712,134	JPMorgan Chase Bank N.A.	6/20/2018	903,527	—
USD	893,216,839	CAD	1,141,632,655	Royal Bank of Canada	6/20/2018	12,300,254	—
USD	137,131,714	CAD	175,268,929	State Street Bank and Trust Company	6/20/2018	1,889,169	—
USD	591,196,167	CAD	757,448,072	Toronto Dominion Bank	6/20/2018	6,727,455	—
USD	449,450,000	CAD	574,678,349	U.S. Bank	6/20/2018	6,011,662	—
USD	88,361,714	CLP	52,729,852,750	Citibank N.A.	6/20/2018	4,665,611	—
USD	20,771,965	DKK	123,882,923	Citibank N.A.	6/20/2018	1,289,864	—
22	JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

FORWARD FOREIGN CURRENCY CONTRACTS (continued)
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	154,331,612	EUR	126,705,000	Citibank N.A.	6/20/2018	$6,029,337	—
USD	195,556,810	EUR	166,925,000	HSBC Bank USA	6/20/2018	178,907	—
USD	106,880,337	EUR	86,065,000	State Street Bank and Trust Company	6/20/2018	6,145,280	—
USD	49,212,938	EUR	41,645,000	UBS AG	6/20/2018	469,413	—
USD	54,819,220	GBP	39,266,811	HSBC Bank USA	6/20/2018	2,579,292	—
USD	85,570,000	JPY	9,129,720,010	Citibank N.A.	6/20/2018	1,556,353	—
USD	90,838,500	JPY	9,697,003,214	Goldman Sachs Bank USA	6/20/2018	1,604,590	—
USD	297,950,000	JPY	31,751,686,317	HSBC Bank USA	6/20/2018	5,764,153	—
USD	83,620,000	JPY	9,113,451,130	Morgan Stanley & Company, Inc.	6/20/2018	—	$(243,938)
USD	189,778,874	JPY	20,591,932,453	State Street Bank and Trust Company	6/20/2018	287,482	—
USD	41,620,000	JPY	4,576,730,148	UBS AG	6/20/2018	—	(496,055)
USD	132,035,000	MXN	2,514,799,859	Citibank N.A.	6/20/2018	6,300,312	—
USD	20,807,500	MXN	408,690,511	Goldman Sachs Bank USA	6/20/2018	373,836	—
USD	332,767,500	MXN	6,190,424,777	State Street Bank and Trust Company	6/20/2018	23,259,318	—
USD	85,680,000	MXN	1,601,599,104	Toronto Dominion Bank	6/20/2018	5,603,423	—
USD	14,878,778	NOK	115,915,097	UBS AG	6/20/2018	704,199	—
USD	231,336,754	NZD	317,186,000	Australia and New Zealand Banking Group	6/20/2018	9,373,071	—
USD	46,381,185	NZD	63,265,000	Goldman Sachs Bank USA	6/20/2018	2,108,952	—
USD	400,567,358	NZD	550,820,051	HSBC Bank USA	6/20/2018	15,108,833	—
USD	131,382,637	NZD	188,050,000	Australia and New Zealand Banking Group	9/19/2018	—	(234,974)
USD	6,761,882	SEK	55,925,000	Citibank N.A.	6/20/2018	412,718	—
USD	76,521,860	SEK	626,695,747	State Street Bank and Trust Company	6/20/2018	5,373,106	—
USD	23,826,331	SGD	31,285,712	HSBC Bank USA	6/20/2018	452,511	—
						$208,868,657	$(203,438,302)
WRITTEN OPTIONS
Foreign currency options
Description	Counterparty (OTC)		Exercise price	Expiration date	Notional amount*	Premium	Value
Puts
U.S. Dollar versus Canadian Dollar	U.S. Bank	USD	1.20	Mar 2019	173,715,000	2,087,707	(795,615)
						$2,087,707	$(795,615)
* For this type of option, notional amounts are equivalent to number of contracts.

Derivatives Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK STRATEGIC INCOME OPPORTUNITIES FUND	23

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are typically valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of May 31, 2018, by major security category or type:

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Foreign government obligations	$1,631,678,585	—	$1,631,678,585	—
Corporate bonds	3,226,189,984	—	3,226,189,984	—
Convertible bonds	217,654,238	—	217,654,238	—
Capital preferred securities	164,600,713	—	164,600,713	—
Term loans	729,199,184	—	729,199,184	—
Collateralized mortgage obligations	334,829,687	—	334,829,687	—
Asset backed securities	356,311,719	—	356,311,719	—
Common stocks	263,142,059	$263,142,059	—	—
Preferred securities	368,242,392	327,530,707	40,711,685	—
Purchased options	17,439,009	—	17,439,009	—
Warrants	11,280,440	11,280,440	—	—
Short-term investments	163,024,000	—	163,024,000	—
Total investments in securities	$7,483,592,010	$601,953,206	$6,881,638,804	—
Derivatives:
Assets
Futures	$647,558	$647,558	—	—
Forward foreign currency contracts	208,868,657	—	$208,868,657	—
Liabilities
Futures	(20,678,025)	(8,422,300)	(12,255,725)	—

       24

	Total value at 5-31-18	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Forward foreign currency contracts	(203,438,302)	—	(203,438,302)	—
Written options	(795,615)	—	(795,615)	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments..

At May 31, 2018, the fund had $17,159,000 in unfunded loan commitments outstanding

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2018, the fund used futures contracts to manage duration of the fund and as a substitute for securities purchased.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended May 31, 2018, the fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes and to gain exposure to foreign currencies.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

       25

When the fund purchases an option, the premium paid by the fund is included in the portfolio of investments and subsequently "marked-to-market" to reflect current market value. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect current market value of the option written.

During the period ended May 31, 2018, the fund used purchased options to manage against anticipated currency exchange rate changes.

During the period ended May 31, 2018, the fund wrote option contracts to manage against anticipated currency exchange rate changes.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       26

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Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	356Q3	05/18
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund.		7/18

John Hancock

U.S. Growth Fund

Quarterly portfolio holdings 5/31/18

Fund’s investments
As of 5-31-18 (unaudited)
	Shares	Value
Common stocks 97.4%		$157,318,280
(Cost $122,322,620)
Consumer discretionary 19.0%		30,699,024
Hotels, restaurants and leisure 2.4%
Hilton Worldwide Holdings, Inc.	26,606	2,147,370
Wyndham Worldwide Corp.	15,821	1,715,629
Household durables 1.2%
NVR, Inc. (A)	642	1,919,927
Internet and direct marketing retail 7.6%
Amazon.com, Inc. (A)	5,730	9,337,723
Booking Holdings, Inc. (A)	1,407	2,967,250
Specialty retail 5.9%
Ross Stores, Inc.	27,307	2,153,976
The Home Depot, Inc.	24,459	4,562,826
The TJX Companies, Inc.	30,436	2,748,980
Textiles, apparel and luxury goods 1.9%
NIKE, Inc., Class B	43,807	3,145,343
Consumer staples 3.9%		6,425,041
Beverages 1.4%
Constellation Brands, Inc., Class A	10,446	2,330,294
Food and staples retailing 2.5%
Sysco Corp.	35,967	2,338,934
US Foods Holding Corp. (A)	49,210	1,755,813
Financials 10.5%		16,933,785
Banks 1.9%
Bank of America Corp.	52,150	1,514,436
The PNC Financial Services Group, Inc.	10,685	1,532,336
Capital markets 7.6%
Intercontinental Exchange, Inc.	25,169	1,784,230
Moody's Corp.	10,989	1,874,394
MSCI, Inc.	10,691	1,738,036
Northern Trust Corp.	14,823	1,519,654
Raymond James Financial, Inc.	16,216	1,565,817
S&P Global, Inc.	10,830	2,138,925
TD Ameritrade Holding Corp.	29,215	1,729,528
Consumer finance 1.0%
American Express Company	15,630	1,536,429
Health care 12.2%		19,697,087
Health care equipment and supplies 5.2%
Abbott Laboratories	29,935	1,841,901
Baxter International, Inc.	26,910	1,906,304
Boston Scientific Corp. (A)	73,167	2,223,545
Stryker Corp.	13,803	2,401,998
Health care providers and services 5.5%
Anthem, Inc.	8,230	1,822,287
Humana, Inc.	8,531	2,482,350
UnitedHealth Group, Inc.	19,292	4,659,211
Life sciences tools and services 1.5%
Thermo Fisher Scientific, Inc.	11,329	2,359,491
2	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 7.1%		$11,439,515
Aerospace and defense 2.8%
Harris Corp.	12,366	1,860,712
Lockheed Martin Corp.	8,355	2,627,982
Professional services 2.3%
IHS Markit, Ltd. (A)	37,658	1,855,786
TransUnion	27,858	1,911,059
Road and rail 2.0%
Union Pacific Corp.	22,303	3,183,976
Information technology 43.6%		70,362,150
Electronic equipment, instruments and components 1.3%
CDW Corp.	25,931	2,075,777
Internet software and services 11.5%
Alphabet, Inc., Class A (A)	8,862	9,748,200
eBay, Inc. (A)	45,813	1,728,066
Facebook, Inc., Class A (A)	37,040	7,103,531
IT services 12.2%
Accenture PLC, Class A	20,363	3,171,334
FleetCor Technologies, Inc. (A)	8,988	1,791,758
Global Payments, Inc.	15,781	1,754,216
Mastercard, Inc., Class A	19,235	3,656,958
PayPal Holdings, Inc. (A)	35,465	2,910,613
Total System Services, Inc.	23,066	1,964,993
Visa, Inc., Class A	33,669	4,401,212
Software 17.4%
Adobe Systems, Inc. (A)	15,667	3,905,470
Electronic Arts, Inc. (A)	17,890	2,341,980
Intuit, Inc.	12,185	2,456,496
Microsoft Corp.	107,790	10,653,959
salesforce.com, Inc. (A)	23,278	3,010,544
ServiceNow, Inc. (A)	12,091	2,147,483
SS&C Technologies Holdings, Inc.	36,266	1,846,302
Workday, Inc., Class A (A)	13,096	1,715,052
Technology hardware, storage and peripherals 1.2%
NetApp, Inc.	28,955	1,978,206
Materials 1.1%		1,761,678
Containers and packaging 1.1%
Packaging Corp. of America	14,993	1,761,678

	Yield (%)	Shares	Value
Short-term investments 3.1%			$4,964,209
(Cost $4,964,209)
Money market funds 3.1%			4,964,209
State Street Institutional U.S. Government Money Market Fund, Premier Class	1.6659(B)	4,964,209	4,964,209

Total investments (Cost $127,286,829) 100.5%	$162,282,489
Other assets and liabilities, net (0.5%)	(846,868)
Total net assets 100.0%	$161,435,621

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK U.S. GROWTH FUND	3

Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-18.
4	JOHN HANCOCK U.S. GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       5

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	390Q3	05/18
This report is for the information of the shareholders of John Hancock U.S. Growth Fund.		7/18

John Hancock

Multimanager Lifetime Portfolios

Quarterly portfolio holdings 5/31/18

Portfolios' investments
INVESTMENT COMPANIES
Underlying Funds' Investment Managers
Allianz Global Investors	(Allianz)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Boston Partners Global Investors, Inc.	(Boston Partners)
Deutsche Investment Management Americas, Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investments Corp.	(Franklin Templeton)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(JHAM)
Pacific Investment Management Company LLC	(PIMCO)
Redwood Investment Management, LLC	(Redwood)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc.	(T. Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)
MULTIMANAGER 2060 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 99.9%
Equity - 84.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	21,879	$882,380
Capital Appreciation, Class NAV, JHF II (Jennison)	48,241	856,756
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	179,376	2,080,757
Disciplined Value, Class NAV, JHF III (Boston Partners)	48,328	1,040,992
Disciplined Value International, Class NAV, JHIT (Boston Partners)	9,888	135,372
Emerging Markets, Class NAV, JHF II (DFA)	120,271	1,404,765
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	118,845	1,408,316
Equity Income, Class NAV, JHF II (T. Rowe Price)	66,695	1,335,243
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	38,009	473,589
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	16,305	832,556
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	75,317	850,331
Global Shareholder Yield, Class NAV, JHF III (Epoch)	46,252	516,171
International Growth, Class NAV, JHF III (Wellington)	29,691	858,675
International Growth Stock, Class NAV, JHF II (Invesco)	64,535	876,390
International Small Cap, Class NAV, JHF II (Franklin Templeton)	38,533	881,260
International Small Company, Class NAV, JHF II (DFA)	68,345	880,278
International Value, Class NAV, JHF II (Templeton)	39,973	671,142
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	99,886	848,029
Mid Cap Stock, Class NAV, JHF II (Wellington)	65,360	1,569,954
Mid Value, Class NAV, JHF II (T. Rowe Price)	107,508	1,779,254
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	19,913	348,475
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	31,626	351,048
Small Cap Value, Class NAV, JHF II (Wellington)	25,951	564,683
Small Company Value, Class NAV, JHF II (T. Rowe Price)	12,767	371,912
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,296,951	16,886,301
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	44,975	856,781
Value Equity, Class NAV, JHIT (Barrow Hanley)	48,682	590,515
Fixed income - 5.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	8,112	77,634
Bond, Class NAV, JHSB (JHAM) (B)(C)	27,997	431,990
Core Bond, Class NAV, JHF II (Wells Capital)	11,777	148,984
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	21,577	196,568
2	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2060 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Floating Rate Income, Class NAV, JHF II (WAMCO)	18,350	$155,059
Global Bond, Class NAV, JHF II (PIMCO)	3,038	38,832
Global Income, Class NAV, JHF II (Stone Harbor)	4,342	39,424
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	6,132	54,391
High Yield, Class NAV, JHBT (JHAM) (B)(C)	17,595	59,998
High Yield, Class NAV, JHF II (WAMCO)	3,785	30,358
Real Return Bond, Class NAV, JHF II (PIMCO)	21,069	230,915
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	11,629	110,823
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	27,961	260,037
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	15,632	163,828
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	27,962	292,760
Total Return, Class NAV, JHF II (PIMCO)	24,924	330,493
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	3,939	43,840
Alternative and specialty - 9.4%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	61,729	563,589
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	140,736	1,484,760
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	39,517	794,691
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	55,581	563,589
Health Sciences, Class NAV, JHF II (T. Rowe Price)	123,092	561,301
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	84,511	483,406

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $46,883,097)		$47,269,195
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	42,954	42,954

TOTAL SHORT-TERM INVESTMENTS (Cost $42,954)		$42,954
Total investments (Cost $46,926,051) - 100.0%		$47,312,149
Other assets and liabilities, net - 0.0%		20,907
TOTAL NET ASSETS - 100.0%		$47,333,056
MULTIMANAGER 2055 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 84.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	82,186	$3,314,542
Capital Appreciation, Class NAV, JHF II (Jennison)	183,068	3,251,292
MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	669,568	$7,766,985
Disciplined Value, Class NAV, JHF III (Boston Partners)	178,407	3,842,881
Disciplined Value International, Class NAV, JHIT (Boston Partners)	36,394	498,230
Emerging Markets, Class NAV, JHF II (DFA)	443,384	5,178,722
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	437,405	5,183,251
Equity Income, Class NAV, JHF II (T. Rowe Price)	246,719	4,939,306
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	141,172	1,759,008
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	60,692	3,098,939
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	278,652	3,145,977
Global Shareholder Yield, Class NAV, JHF III (Epoch)	171,539	1,914,379
International Growth, Class NAV, JHF III (Wellington)	109,636	3,170,679
International Growth Stock, Class NAV, JHF II (Invesco)	244,548	3,320,958
International Small Cap, Class NAV, JHF II (Franklin Templeton)	141,888	3,244,985
International Small Company, Class NAV, JHF II (DFA)	252,125	3,247,365
International Value, Class NAV, JHF II (Templeton)	147,463	2,475,902
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	368,310	3,126,954
Mid Cap Stock, Class NAV, JHF II (Wellington)	250,019	6,005,458
Mid Value, Class NAV, JHF II (T. Rowe Price)	399,675	6,614,628
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	75,510	1,321,416
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	121,920	1,353,315
Small Cap Value, Class NAV, JHF II (Wellington)	98,609	2,145,730
Small Company Value, Class NAV, JHF II (T. Rowe Price)	48,010	1,398,525
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,814,358	62,682,945
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	170,958	3,256,744
Value Equity, Class NAV, JHIT (Barrow Hanley)	181,171	2,197,599
Fixed income - 5.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	30,554	292,406
Bond, Class NAV, JHSB (JHAM) (B)(C)	105,184	1,622,988
Core Bond, Class NAV, JHF II (Wells Capital)	44,068	557,461
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	81,678	744,084
Floating Rate Income, Class NAV, JHF II (WAMCO)	69,553	587,720
Global Bond, Class NAV, JHF II (PIMCO)	11,442	146,226
Global Income, Class NAV, JHF II (Stone Harbor)	16,792	152,475
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	3

MULTIMANAGER 2055 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	23,240	$206,143
High Yield, Class NAV, JHBT (JHAM) (B)(C)	66,846	227,943
High Yield, Class NAV, JHF II (WAMCO)	14,384	115,358
Real Return Bond, Class NAV, JHF II (PIMCO)	79,235	868,416
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	44,044	419,738
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	105,250	978,822
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	59,259	621,037
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	106,234	1,112,269
Total Return, Class NAV, JHF II (PIMCO)	93,336	1,237,629
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	14,952	166,418
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	232,514	2,122,850
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	524,600	5,534,527
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	145,009	2,916,134
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	209,354	2,122,850
Health Sciences, Class NAV, JHF II (T. Rowe Price)	468,062	2,134,364
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	322,538	1,844,915

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $167,191,332)		$176,189,488
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	9,932	9,932

TOTAL SHORT-TERM INVESTMENTS (Cost $9,932)		$9,932
Total investments (Cost $167,201,264) - 100.0%		$176,199,420
Other assets and liabilities, net - 0.0%		6,489
TOTAL NET ASSETS - 100.0%		$176,205,909
MULTIMANAGER 2050 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 84.8%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	188,495	$7,602,008
Capital Appreciation, Class NAV, JHF II (Jennison)	416,134	7,390,536
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,523,414	17,671,603
Disciplined Value, Class NAV, JHF III (Boston Partners)	404,231	8,707,129
MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Disciplined Value International, Class NAV, JHIT (Boston Partners)	82,218	$1,125,558
Emerging Markets, Class NAV, JHF II (DFA)	1,000,003	11,680,038
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	988,149	11,709,564
Equity Income, Class NAV, JHF II (T. Rowe Price)	560,601	11,223,235
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	321,516	4,006,092
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	138,178	7,055,349
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	631,038	7,124,423
Global Shareholder Yield, Class NAV, JHF III (Epoch)	386,935	4,318,200
International Growth, Class NAV, JHF III (Wellington)	249,569	7,217,543
International Growth Stock, Class NAV, JHF II (Invesco)	561,109	7,619,864
International Small Cap, Class NAV, JHF II (Franklin Templeton)	322,310	7,371,218
International Small Company, Class NAV, JHF II (DFA)	568,709	7,324,971
International Value, Class NAV, JHF II (Templeton)	332,627	5,584,809
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	830,785	7,053,366
Mid Cap Stock, Class NAV, JHF II (Wellington)	563,723	13,540,621
Mid Value, Class NAV, JHF II (T. Rowe Price)	909,857	15,058,137
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	172,437	3,017,645
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	273,967	3,041,032
Small Cap Value, Class NAV, JHF II (Wellington)	224,684	4,889,119
Small Company Value, Class NAV, JHF II (T. Rowe Price)	110,167	3,209,161
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	10,972,007	142,855,526
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	388,894	7,408,422
Value Equity, Class NAV, JHIT (Barrow Hanley)	413,619	5,017,200
Fixed income - 5.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	68,626	656,747
Bond, Class NAV, JHSB (JHAM) (B)(C)	236,808	3,653,955
Core Bond, Class NAV, JHF II (Wells Capital)	99,369	1,257,013
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	186,175	1,696,050
Floating Rate Income, Class NAV, JHF II (WAMCO)	156,175	1,319,678
Global Bond, Class NAV, JHF II (PIMCO)	25,678	328,167
Global Income, Class NAV, JHF II (Stone Harbor)	38,746	351,815
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	52,243	463,392
High Yield, Class NAV, JHBT (JHAM) (B)(C)	149,796	510,803
High Yield, Class NAV, JHF II (WAMCO)	32,283	258,906
4	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2050 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Real Return Bond, Class NAV, JHF II (PIMCO)	178,450	$1,955,812
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	99,109	944,512
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	236,900	2,203,174
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	133,201	1,395,948
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	239,999	2,512,790
Total Return, Class NAV, JHF II (PIMCO)	210,581	2,792,309
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	33,559	373,517
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	532,362	4,860,465
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	1,192,983	12,585,970
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	330,827	6,652,940
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	482,227	4,889,781
Health Sciences, Class NAV, JHF II (T. Rowe Price)	1,064,435	4,853,823
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	726,117	4,153,390

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $362,848,355)		$400,493,326
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	7,291	7,291

TOTAL SHORT-TERM INVESTMENTS (Cost $7,291)		$7,291
Total investments (Cost $362,855,646) - 100.0%		$400,500,617
Other assets and liabilities, net - (0.0%)		(17,301)
TOTAL NET ASSETS - 100.0%		$400,483,316
MULTIMANAGER 2045 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 85.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	372,187	$15,010,311
Capital Appreciation, Class NAV, JHF II (Jennison)	817,522	14,519,195
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,032,504	35,177,043
Disciplined Value, Class NAV, JHF III (Boston Partners)	805,035	17,340,464
Disciplined Value International, Class NAV, JHIT (Boston Partners)	162,390	2,223,119
Emerging Markets, Class NAV, JHF II (DFA)	1,900,252	22,194,944
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,876,380	22,235,097
MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,124,529	$22,513,072
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	643,390	8,016,638
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	276,404	14,113,179
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,265,144	14,283,481
Global Shareholder Yield, Class NAV, JHF III (Epoch)	767,326	8,563,362
International Growth, Class NAV, JHF III (Wellington)	501,048	14,490,313
International Growth Stock, Class NAV, JHF II (Invesco)	1,114,576	15,135,941
International Small Cap, Class NAV, JHF II (Franklin Templeton)	637,602	14,581,951
International Small Company, Class NAV, JHF II (DFA)	1,129,709	14,550,646
International Value, Class NAV, JHF II (Templeton)	658,532	11,056,756
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	1,645,830	13,973,094
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,122,418	26,960,477
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,817,393	30,077,856
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	343,094	6,004,146
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	542,847	6,025,601
Small Cap Value, Class NAV, JHF II (Wellington)	443,146	9,642,866
Small Company Value, Class NAV, JHF II (T. Rowe Price)	219,016	6,379,923
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	21,986,667	286,266,405
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	762,162	14,519,195
Value Equity, Class NAV, JHIT (Barrow Hanley)	829,008	10,055,871
Fixed income - 5.5%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	133,503	1,277,620
Bond, Class NAV, JHSB (JHAM) (B)(C)	461,201	7,116,338
Core Bond, Class NAV, JHF II (Wells Capital)	192,739	2,438,146
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	367,893	3,351,510
Floating Rate Income, Class NAV, JHF II (WAMCO)	303,724	2,566,469
Global Bond, Class NAV, JHF II (PIMCO)	49,954	638,409
Global Income, Class NAV, JHF II (Stone Harbor)	75,786	688,135
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	101,632	901,472
High Yield, Class NAV, JHBT (JHAM) (B)(C)	291,174	992,903
High Yield, Class NAV, JHF II (WAMCO)	62,802	503,670
Real Return Bond, Class NAV, JHF II (PIMCO)	347,372	3,807,196
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	192,889	1,838,233
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	460,861	4,286,003
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	5

MULTIMANAGER 2045 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	259,126	$2,715,645
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	467,654	4,896,342
Total Return, Class NAV, JHF II (PIMCO)	409,237	5,426,478
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	65,214	725,830
Alternative and specialty - 9.5%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	1,057,807	9,657,778
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	2,376,636	25,073,513
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	663,071	13,334,351
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	960,702	9,741,517
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,087,141	9,517,363
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,425,096	8,151,550

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $633,095,047)		$795,557,417
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,030	1,030

TOTAL SHORT-TERM INVESTMENTS (Cost $1,030)		$1,030
Total investments (Cost $633,096,077) - 100.0%		$795,558,447
Other assets and liabilities, net - (0.0%)		(56,508)
TOTAL NET ASSETS - 100.0%		$795,501,939
MULTIMANAGER 2040 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 83.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	403,857	$16,287,539
Capital Appreciation, Class NAV, JHF II (Jennison)	886,033	15,735,952
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,259,987	37,815,845
Disciplined Value, Class NAV, JHF III (Boston Partners)	865,227	18,636,997
Disciplined Value International, Class NAV, JHIT (Boston Partners)	174,808	2,393,120
Emerging Markets, Class NAV, JHF II (DFA)	2,098,949	24,515,723
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,072,580	24,560,075
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,208,863	24,201,441
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	689,163	8,586,966
MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	298,733	$15,253,313
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,359,992	15,354,305
Global Shareholder Yield, Class NAV, JHF III (Epoch)	824,446	9,200,817
International Growth, Class NAV, JHF III (Wellington)	538,778	15,581,468
International Growth Stock, Class NAV, JHF II (Invesco)	1,197,095	16,256,546
International Small Cap, Class NAV, JHF II (Franklin Templeton)	688,855	15,754,106
International Small Company, Class NAV, JHF II (DFA)	1,212,806	15,620,935
International Value, Class NAV, JHF II (Templeton)	708,163	11,890,061
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	1,769,728	15,024,990
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,202,459	28,883,062
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,954,328	32,344,134
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	367,517	6,431,545
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	581,489	6,454,528
Small Cap Value, Class NAV, JHF II (Wellington)	474,756	10,330,690
Small Company Value, Class NAV, JHF II (T. Rowe Price)	235,528	6,860,927
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	22,982,139	299,227,456
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	826,034	15,735,952
Value Equity, Class NAV, JHIT (Barrow Hanley)	891,126	10,809,361
Fixed income - 7.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	169,761	1,624,610
Bond, Class NAV, JHSB (JHAM) (B)(C)	729,559	11,257,097
Core Bond, Class NAV, JHF II (Wells Capital)	306,102	3,872,190
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	465,342	4,239,269
Floating Rate Income, Class NAV, JHF II (WAMCO)	386,382	3,264,924
Global Bond, Class NAV, JHF II (PIMCO)	63,561	812,305
Global Income, Class NAV, JHF II (Stone Harbor)	96,572	876,870
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	129,253	1,146,475
High Yield, Class NAV, JHBT (JHAM) (B)(C)	370,496	1,263,391
High Yield, Class NAV, JHF II (WAMCO)	79,853	640,421
Real Return Bond, Class NAV, JHF II (PIMCO)	441,508	4,838,929
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	245,181	2,336,576
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,088,665	10,124,581
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	329,522	3,453,386
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	593,755	6,216,619
6	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2040 LIFETIME PORTFOLIO (continued)

	Shares	Value
Fixed income - (continued)
Total Return, Class NAV, JHF II (PIMCO)	648,722	$8,602,055
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	82,939	923,113
Alternative and specialty - 9.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	1,154,569	10,541,219
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	2,560,794	27,016,377
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	711,013	14,298,472
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	1,044,935	10,595,644
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,202,009	10,041,161
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,501,095	8,586,261

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $696,874,769)		$866,319,799
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,033	1,033

TOTAL SHORT-TERM INVESTMENTS (Cost $1,033)		$1,033
Total investments (Cost $696,875,802) - 100.0%		$866,320,832
Other assets and liabilities, net - (0.0%)		(74,750)
TOTAL NET ASSETS - 100.0%		$866,246,082
MULTIMANAGER 2035 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 77.2%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	486,498	$19,620,446
Capital Appreciation, Class NAV, JHF II (Jennison)	1,069,985	19,002,931
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,009,883	46,514,641
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,028,370	22,151,088
Disciplined Value International, Class NAV, JHIT (Boston Partners)	151,658	2,076,195
Emerging Markets, Class NAV, JHF II (DFA)	2,389,690	27,911,574
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,361,361	27,982,132
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,425,512	28,538,758
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	835,395	10,409,019
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	351,074	17,925,863
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,665,294	18,801,168
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,009,374	11,264,615
MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Growth, Class NAV, JHF III (Wellington)	637,185	$18,427,377
International Growth Stock, Class NAV, JHF II (Invesco)	1,364,225	18,526,171
International Small Cap, Class NAV, JHF II (Franklin Templeton)	802,589	18,355,217
International Small Company, Class NAV, JHF II (DFA)	1,417,908	18,262,657
International Value, Class NAV, JHF II (Templeton)	872,119	14,642,870
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	2,069,418	17,569,357
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,416,876	34,033,357
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,308,391	38,203,879
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	410,677	7,186,851
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	652,011	7,237,318
Small Cap Value, Class NAV, JHF II (Wellington)	551,686	12,004,698
Small Company Value, Class NAV, JHF II (T. Rowe Price)	271,888	7,920,085
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	26,878,499	349,958,055
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	997,529	19,002,931
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,052,868	12,771,289
Fixed income - 13.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	458,822	4,390,924
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,503,208	23,194,499
Core Bond, Class NAV, JHF II (Wells Capital)	622,299	7,872,086
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,188,077	10,823,383
Floating Rate Income, Class NAV, JHF II (WAMCO)	1,352,203	11,426,117
Global Bond, Class NAV, JHF II (PIMCO)	171,832	2,196,014
Global Income, Class NAV, JHF II (Stone Harbor)	264,728	2,403,728
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	346,907	3,077,069
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,030,258	3,513,180
High Yield, Class NAV, JHF II (WAMCO)	222,055	1,780,880
Real Return Bond, Class NAV, JHF II (PIMCO)	1,127,551	12,357,960
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	721,764	6,878,414
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,381,286	12,845,963
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	887,478	9,300,764
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,596,277	16,713,020
Total Return, Class NAV, JHF II (PIMCO)	1,329,225	17,625,523
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	230,637	2,566,984
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	7

MULTIMANAGER 2035 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - 9.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	1,685,046	$15,384,468
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	3,062,658	32,311,047
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	859,293	17,280,387
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	1,525,786	15,471,474
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,434,417	11,100,940
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,638,636	9,373,000

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $894,077,622)		$1,096,188,366
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,038	1,038

TOTAL SHORT-TERM INVESTMENTS (Cost $1,038)		$1,038
Total investments (Cost $894,078,660) - 100.0%		$1,096,189,404
Other assets and liabilities, net - (0.0%)		(99,597)
TOTAL NET ASSETS - 100.0%		$1,096,089,807
MULTIMANAGER 2030 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 68.0%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	525,391	$21,189,009
Capital Appreciation, Class NAV, JHF II (Jennison)	1,155,411	20,520,103
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,697,798	54,494,457
Disciplined Value, Class NAV, JHF III (Boston Partners)	1,081,709	23,300,016
Disciplined Value International, Class NAV, JHIT (Boston Partners)	201,220	2,754,705
Emerging Markets, Class NAV, JHF II (DFA)	2,220,070	25,930,420
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	2,197,455	26,039,841
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,503,224	30,094,541
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,075,965	13,406,525
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	388,840	19,854,146
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,938,985	21,891,146
Global Shareholder Yield, Class NAV, JHF III (Epoch)	1,111,054	12,399,363
International Growth, Class NAV, JHF III (Wellington)	639,757	18,501,761
International Growth Stock, Class NAV, JHF II (Invesco)	1,526,346	20,727,775
MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Small Cap, Class NAV, JHF II (Franklin Templeton)	815,020	$18,639,506
International Small Company, Class NAV, JHF II (DFA)	1,440,865	18,558,337
International Value, Class NAV, JHF II (Templeton)	813,946	13,666,153
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	2,216,331	18,816,654
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,436,646	34,508,227
Mid Value, Class NAV, JHF II (T. Rowe Price)	2,336,122	38,662,816
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	361,363	6,323,847
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	569,716	6,323,847
Small Cap Value, Class NAV, JHF II (Wellington)	472,111	10,273,142
Small Company Value, Class NAV, JHF II (T. Rowe Price)	235,110	6,848,761
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	28,009,481	364,683,442
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	1,077,171	20,520,103
Value Equity, Class NAV, JHIT (Barrow Hanley)	1,099,255	13,333,967
Fixed income - 23.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	961,892	9,205,306
Bond, Class NAV, JHSB (JHAM) (B)(C)	3,128,045	48,265,729
Core Bond, Class NAV, JHF II (Wells Capital)	1,307,323	16,537,637
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	2,523,630	22,990,269
Floating Rate Income, Class NAV, JHF II (WAMCO)	2,140,693	18,088,858
Global Bond, Class NAV, JHF II (PIMCO)	360,145	4,602,653
Global Income, Class NAV, JHF II (Stone Harbor)	542,744	4,928,112
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	730,649	6,480,860
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,119,175	7,226,387
High Yield, Class NAV, JHF II (WAMCO)	456,802	3,663,550
Real Return Bond, Class NAV, JHF II (PIMCO)	2,482,825	27,211,763
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,610,568	15,348,716
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,956,290	18,193,493
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,861,855	19,512,242
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	3,336,249	34,930,529
Total Return, Class NAV, JHF II (PIMCO)	2,776,371	36,814,684
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	474,644	5,282,784
Alternative and specialty - 8.9%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	2,277,747	20,795,830
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	3,288,652	34,695,282
8	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2030 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	914,809	$18,396,817
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	2,061,240	20,900,969
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,393,256	10,913,250
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,740,394	9,955,051

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,082,481,441)		$1,297,203,381
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,044	1,044

TOTAL SHORT-TERM INVESTMENTS (Cost $1,044)		$1,044
Total investments (Cost $1,082,482,485) - 100.0%		$1,297,204,425
Other assets and liabilities, net - (0.0%)		(129,423)
TOTAL NET ASSETS - 100.0%		$1,297,075,002
MULTIMANAGER 2025 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 57.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	444,429	$17,923,821
Capital Appreciation, Class NAV, JHF II (Jennison)	975,746	17,329,243
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	4,780,082	55,448,950
Disciplined Value, Class NAV, JHF III (Boston Partners)	956,275	20,598,164
Disciplined Value International, Class NAV, JHIT (Boston Partners)	186,465	2,552,700
Emerging Markets, Class NAV, JHF II (DFA)	1,671,461	19,522,669
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	1,654,435	19,605,050
Equity Income, Class NAV, JHF II (T. Rowe Price)	1,326,932	26,565,169
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	1,110,389	13,835,445
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	327,216	16,707,661
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,976,609	22,315,920
Global Shareholder Yield, Class NAV, JHF III (Epoch)	915,965	10,222,173
International Growth, Class NAV, JHF III (Wellington)	531,555	15,372,559
International Growth Stock, Class NAV, JHF II (Invesco)	1,180,652	16,033,249
International Small Cap, Class NAV, JHF II (Franklin Templeton)	650,219	14,870,510
International Small Company, Class NAV, JHF II (DFA)	1,151,971	14,837,382
MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
International Value, Class NAV, JHF II (Templeton)	652,728	$10,959,307
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	1,771,718	15,041,890
Mid Cap Stock, Class NAV, JHF II (Wellington)	1,204,649	28,935,674
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,995,684	33,028,564
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	310,262	5,429,577
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	489,029	5,428,226
Small Cap Value, Class NAV, JHF II (Wellington)	415,392	9,038,935
Small Company Value, Class NAV, JHF II (T. Rowe Price)	206,849	6,025,506
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	24,945,847	324,794,930
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	909,672	17,329,243
Value Equity, Class NAV, JHIT (Barrow Hanley)	974,417	11,819,680
Fixed income - 34.1%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,332,510	12,752,120
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,938,475	76,200,669
Core Bond, Class NAV, JHF II (Wells Capital)	2,039,532	25,800,077
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	3,093,555	28,182,284
Floating Rate Income, Class NAV, JHF II (WAMCO)	4,015,755	33,933,131
Global Bond, Class NAV, JHF II (PIMCO)	481,748	6,156,744
Global Income, Class NAV, JHF II (Stone Harbor)	823,466	7,477,068
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	1,107,175	9,820,643
High Yield, Class NAV, JHBT (JHAM) (B)(C)	3,208,244	10,940,111
High Yield, Class NAV, JHF II (WAMCO)	691,970	5,549,600
Real Return Bond, Class NAV, JHF II (PIMCO)	3,923,410	43,000,574
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,965,831	28,264,373
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,280,557	11,909,183
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	3,106,232	32,553,313
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	5,560,935	58,222,993
Total Return, Class NAV, JHF II (PIMCO)	4,360,039	57,814,112
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	718,028	7,991,654
Alternative and specialty - 8.3%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	2,472,738	22,576,099
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	2,993,557	31,582,026
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	833,880	16,769,332
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	2,235,747	22,670,475
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	9

MULTIMANAGER 2025 LIFETIME PORTFOLIO (continued)

	Shares	Value
Alternative and specialty - (continued)
Health Sciences, Class NAV, JHF II (T. Rowe Price)	2,061,938	$9,402,439
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	1,502,273	8,593,002

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $1,152,830,196)		$1,339,734,219
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,045	1,045

TOTAL SHORT-TERM INVESTMENTS (Cost $1,045)		$1,045
Total investments (Cost $1,152,831,241) - 100.0%		$1,339,735,264
Other assets and liabilities, net - (0.0%)		(442,689)
TOTAL NET ASSETS - 100.0%		$1,339,292,575
MULTIMANAGER 2020 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 47.3%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	256,549	$10,346,629
Capital Appreciation, Class NAV, JHF II (Jennison)	565,276	10,039,293
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	3,493,950	40,529,818
Disciplined Value, Class NAV, JHF III (Boston Partners)	547,172	11,786,095
Disciplined Value International, Class NAV, JHIT (Boston Partners)	35,341	483,822
Emerging Markets, Class NAV, JHF II (DFA)	791,833	9,248,614
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	780,559	9,249,629
Equity Income, Class NAV, JHF II (T. Rowe Price)	760,489	15,224,995
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	889,420	11,082,179
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	178,514	9,114,901
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	1,432,527	16,173,232
Global Shareholder Yield, Class NAV, JHF III (Epoch)	734,025	8,191,714
International Growth, Class NAV, JHF III (Wellington)	270,061	7,810,172
International Growth Stock, Class NAV, JHF II (Invesco)	584,993	7,944,207
International Small Cap, Class NAV, JHF II (Franklin Templeton)	341,501	7,810,135
International Small Company, Class NAV, JHF II (DFA)	603,629	7,774,743
International Value, Class NAV, JHF II (Templeton)	446,117	7,490,309
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	882,990	7,496,585
MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Mid Cap Stock, Class NAV, JHF II (Wellington)	672,735	$16,159,104
Mid Value, Class NAV, JHF II (T. Rowe Price)	1,101,327	18,226,970
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	175,949	3,079,114
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	277,398	3,079,114
Small Cap Value, Class NAV, JHF II (Wellington)	226,793	4,935,006
Small Company Value, Class NAV, JHF II (T. Rowe Price)	112,795	3,285,722
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	14,440,265	188,012,253
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	526,997	10,039,293
Value Equity, Class NAV, JHIT (Barrow Hanley)	557,414	6,761,429
Fixed income - 44.6%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	1,220,515	11,680,330
Bond, Class NAV, JHSB (JHAM) (B)(C)	4,514,615	69,660,506
Core Bond, Class NAV, JHF II (Wells Capital)	2,553,357	32,299,963
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	2,579,740	23,501,432
Floating Rate Income, Class NAV, JHF II (WAMCO)	3,604,105	30,454,690
Global Bond, Class NAV, JHF II (PIMCO)	520,456	6,651,432
Global Income, Class NAV, JHF II (Stone Harbor)	736,067	6,683,490
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	992,984	8,807,772
High Yield, Class NAV, JHBT (JHAM) (B)(C)	2,851,803	9,724,648
High Yield, Class NAV, JHF II (WAMCO)	614,714	4,930,009
Real Return Bond, Class NAV, JHF II (PIMCO)	3,605,993	39,521,683
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	2,829,465	26,964,800
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	926,012	8,611,915
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	2,857,233	29,943,807
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	5,115,251	53,556,673
Total Return, Class NAV, JHF II (PIMCO)	4,185,325	55,497,410
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	638,673	7,108,430
Alternative and specialty - 8.1%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	2,156,664	19,690,342
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	1,891,583	19,956,198
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	458,920	9,228,879
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	1,949,290	19,765,803
Health Sciences, Class NAV, JHF II (T. Rowe Price)	921,247	4,200,887
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	847,589	4,848,211
10	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2020 LIFETIME PORTFOLIO (continued)

	Shares	Value

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $840,768,861)		$954,664,387
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	1,041	$1,041

TOTAL SHORT-TERM INVESTMENTS (Cost $1,041)		$1,041
Total investments (Cost $840,769,902) - 100.0%		$954,665,428
Other assets and liabilities, net - (0.0%)		(120,987)
TOTAL NET ASSETS - 100.0%		$954,544,441
MULTIMANAGER 2015 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 39.1%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	69,442	$2,800,578
Capital Appreciation, Class NAV, JHF II (Jennison)	153,037	2,717,934
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	1,370,464	15,897,386
Disciplined Value, Class NAV, JHF III (Boston Partners)	159,589	3,437,541
Disciplined Value International, Class NAV, JHIT (Boston Partners)	9,132	125,011
Emerging Markets, Class NAV, JHF II (DFA)	240,451	2,808,466
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	237,600	2,815,565
Equity Income, Class NAV, JHF II (T. Rowe Price)	219,872	4,401,843
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	351,570	4,380,563
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	51,580	2,633,687
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	561,322	6,337,325
Global Shareholder Yield, Class NAV, JHF III (Epoch)	359,351	4,010,356
International Growth, Class NAV, JHF III (Wellington)	89,902	2,599,963
International Growth Stock, Class NAV, JHF II (Invesco)	180,353	2,449,200
International Small Cap, Class NAV, JHF II (Franklin Templeton)	104,811	2,397,033
International Small Company, Class NAV, JHF II (DFA)	185,898	2,394,363
International Value, Class NAV, JHF II (Templeton)	147,216	2,471,753
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	291,267	2,472,854
Mid Cap Stock, Class NAV, JHF II (Wellington)	206,326	4,955,940
Mid Value, Class NAV, JHF II (T. Rowe Price)	342,778	5,672,984
Small Cap Growth, Class NAV, JHF II (Redwood) (D)	48,961	856,823
MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	77,191	$856,823
Small Cap Value, Class NAV, JHF II (Wellington)	67,751	1,474,257
Small Company Value, Class NAV, JHF II (T. Rowe Price)	33,753	983,221
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,852,247	63,176,261
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	142,674	2,717,934
Value Equity, Class NAV, JHIT (Barrow Hanley)	160,498	1,946,839
Fixed income - 53.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	657,828	6,295,418
Bond, Class NAV, JHSB (JHAM) (B)(C)	2,039,571	31,470,578
Core Bond, Class NAV, JHF II (Wells Capital)	1,967,126	24,884,149
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	1,184,521	10,790,984
Floating Rate Income, Class NAV, JHF II (WAMCO)	1,746,204	14,755,423
Global Bond, Class NAV, JHF II (PIMCO)	354,985	4,536,714
Global Income, Class NAV, JHF II (Stone Harbor)	327,904	2,977,372
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	452,887	4,017,105
High Yield, Class NAV, JHBT (JHAM) (B)(C)	1,259,559	4,295,098
High Yield, Class NAV, JHF II (WAMCO)	271,474	2,177,224
Real Return Bond, Class NAV, JHF II (PIMCO)	1,671,771	18,322,610
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	1,234,914	11,768,728
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	154,564	1,437,443
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	1,235,212	12,945,026
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	2,225,484	23,300,818
Total Return, Class NAV, JHF II (PIMCO)	2,133,754	28,293,577
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	282,073	3,139,476
Alternative and specialty - 7.2%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	929,135	8,483,005
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	672,617	7,096,112
Financial Industries, Class NAV, JHIT II (JHAM) (B)(C)	72,186	1,451,657
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	839,456	8,512,079
Health Sciences, Class NAV, JHF II (T. Rowe Price)	203,943	929,981
Science & Technology, Class NAV, JHF II (T. Rowe Price/Allianz)	195,061	1,115,747

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $342,181,457)		$382,788,827
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	11

MULTIMANAGER 2015 LIFETIME PORTFOLIO (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	7,464	$7,464

TOTAL SHORT-TERM INVESTMENTS (Cost $7,464)		$7,464
Total investments (Cost $342,188,921) - 100.0%		$382,796,291
Other assets and liabilities, net - (0.0%)		(51,908)
TOTAL NET ASSETS - 100.0%		$382,744,383
MULTIMANAGER 2010 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 100.0%
Equity - 33.6%
Blue Chip Growth, Class NAV, JHF II (T. Rowe Price)	33,418	$1,347,733
Capital Appreciation, Class NAV, JHF II (Jennison)	72,264	1,283,402
Capital Appreciation Value, Class NAV, JHF II (T. Rowe Price)	746,812	8,663,015
Disciplined Value, Class NAV, JHF III (Boston Partners)	71,084	1,531,140
Disciplined Value International, Class NAV, JHIT (Boston Partners)	3,828	52,407
Emerging Markets, Class NAV, JHF II (DFA)	96,829	1,130,968
Emerging Markets Equity, Class NAV, JHIT (JHAM) (B)(C)	95,711	1,134,171
Equity Income, Class NAV, JHF II (T. Rowe Price)	97,995	1,961,862
Fundamental Global Franchise, Class NAV, JHF II (JHAM) (B)(C)	201,270	2,507,825
Fundamental Large Cap Core, Class NAV, JHIT (JHAM) (B)(C)	25,028	1,277,912
Global Equity, Class NAV, JHF II (JHAM) (B)(C)	314,094	3,546,124
Global Shareholder Yield, Class NAV, JHF III (Epoch)	238,013	2,656,221
International Growth, Class NAV, JHF III (Wellington)	38,005	1,099,095
International Growth Stock, Class NAV, JHF II (Invesco)	91,790	1,246,513
International Small Cap, Class NAV, JHF II (Franklin Templeton)	45,323	1,036,546
International Small Company, Class NAV, JHF II (DFA)	80,551	1,037,500
International Value, Class NAV, JHF II (Templeton)	70,975	1,191,670
International Value Equity, Class NAV, JHF III (JHAM) (B)(C)	130,275	1,106,032
Mid Cap Stock, Class NAV, JHF II (Wellington)	93,012	2,234,149
Mid Value, Class NAV, JHF II (T. Rowe Price)	153,158	2,534,766
Small Cap Stock, Class NAV, JHF II (Wellington) (E)	61,919	687,298
Small Cap Value, Class NAV, JHF II (Wellington)	45,932	999,471
MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

	Shares	Value
Equity - (continued)
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,300,979	$29,958,746
Strategic Growth, Class NAV, JHF III (JHAM) (B)(C)	67,370	1,283,402
Value Equity, Class NAV, JHIT (Barrow Hanley)	71,162	863,192
Fixed income - 59.7%
Asia Pacific Total Return Bond, Class NAV, JHF II (JHAM) (B)(C)	422,421	4,042,571
Bond, Class NAV, JHSB (JHAM) (B)(C)	1,254,378	19,355,053
Core Bond, Class NAV, JHF II (Wells Capital)	1,420,444	17,968,610
Emerging Markets Debt, Class NAV, JHF II (JHAM) (B)(C)	744,208	6,779,734
Floating Rate Income, Class NAV, JHF II (WAMCO)	1,020,861	8,626,277
Global Bond, Class NAV, JHF II (PIMCO)	247,362	3,161,288
Global Income, Class NAV, JHF II (Stone Harbor)	213,119	1,935,118
Global Short Duration Credit, Class NAV, JHBT (JHAM) (B)(C)	257,970	2,288,191
High Yield, Class NAV, JHBT (JHAM) (B)(C)	817,711	2,788,396
High Yield, Class NAV, JHF II (WAMCO)	176,258	1,413,586
Real Return Bond, Class NAV, JHF II (PIMCO)	1,040,817	11,407,349
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)	693,752	6,611,454
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	148,408	1,380,196
Spectrum Income, Class NAV, JHF II (T. Rowe Price)	706,446	7,403,553
Strategic Income Opportunities, Class NAV, JHF II (JHAM) (B)(C)	1,272,830	13,326,525
Total Return, Class NAV, JHF II (PIMCO)	1,355,099	17,968,610
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)	183,117	2,038,088
Alternative and specialty - 6.7%
Absolute Return Currency, Class NAV, JHF II (First Quadrant) (F)	585,522	5,345,817
Diversified Real Assets, Class NAV, JHIT (Deutsche/JHAM/Wellington) (B)(F)(G)	352,161	3,715,300
Global Absolute Return Strategies, Class NAV, JHF II (Standard Life) (F)	528,427	5,358,255

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $195,821,836)		$215,285,131
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (H)	8,150	8,150

TOTAL SHORT-TERM INVESTMENTS (Cost $8,150)		$8,150
Total investments (Cost $195,829,986) - 100.0%		$215,293,281
Other assets and liabilities, net - (0.0%)		(30,605)
TOTAL NET ASSETS - 100.0%		$215,262,676
Percentages are based upon net assets.
Security Abbreviations and Legend
JHBT	John Hancock Bond Trust
12	JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTIMANAGER 2010 LIFETIME PORTFOLIO (continued)

JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHIT	John Hancock Investment Trust
JHIT II	John Hancock Investment Trust II
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	Formerly known as Small Company Growth Fund.
(E)	Formerly known as Small Cap Growth Fund.
(F)	Non-income producing.
(G)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
(H)	The rate shown is the annualized seven-day yield as of 5-31-18.
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTIMANAGER LIFETIME PORTFOLIOS	13

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2060 Lifetime Portfolio
Absolute Return Currency	33,082	37,013	(8,366)	61,729	—	—	($1,094)	($22,606)	$563,589
Asia Pacific Total Return Bond	4,497	4,889	(1,274)	8,112	$1,171	—	342	(1,927)	77,634
Blue Chip Growth	13,388	12,105	(3,614)	21,879	—	$81,527	23,811	14,343	882,380
Bond	14,286	18,025	(4,314)	27,997	9,060	—	(1,115)	(12,510)	431,990
Capital Appreciation	27,238	28,300	(7,297)	48,241	635	114,025	12,717	(14,070)	856,756
Capital Appreciation Value	91,427	101,452	(13,503)	179,376	19,178	124,009	11,039	(82,469)	2,080,757
Core Bond	6,013	7,614	(1,850)	11,777	1,740	—	(361)	(3,623)	148,984
Disciplined Value	26,756	25,427	(3,855)	48,328	7,680	29,978	9,543	(3,125)	1,040,992
Disciplined Value International	5,381	5,323	(816)	9,888	1,019	1,446	686	(2,320)	135,372
Diversified Real Assets	—	141,658	(922)	140,736	—	—	370	67,634	1,484,760
Emerging Markets	62,509	68,425	(10,663)	120,271	12,159	—	23,155	(34,519)	1,404,765
Emerging Markets Debt	10,617	14,214	(3,254)	21,577	6,094	—	928	(14,940)	196,568
Emerging Markets Equity	63,113	68,247	(12,515)	118,845	5,992	9,405	32,705	(22,131)	1,408,316
Equity Income	35,595	36,101	(5,001)	66,695	13,865	58,879	12,464	(36,348)	1,335,243
Financial Industries	21,627	21,411	(3,521)	39,517	12,408	29,531	12,881	(6,277)	794,691
Floating Rate Income	15,157	10,755	(7,562)	18,350	4,473	—	(1,176)	984	155,059
Fundamental Global Franchise	22,389	23,826	(8,206)	38,009	2,873	42,957	4,083	(45,984)	473,589
Fundamental Large Cap Core	8,653	8,959	(1,307)	16,305	4,376	39,531	1,092	(15,099)	832,556
Global Absolute Return Strategies	30,781	29,945	(5,145)	55,581	—	—	2,038	(15,797)	563,589
Global Bond	1,723	1,794	(479)	3,038	12	—	203	(353)	38,832

       14

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Equity	38,136	42,218	(5,037)	75,317	9,763	36,991	7,292	(52,925)	850,331
Global Income	2,779	2,488	(925)	4,342	1,429	—	13	(2,002)	39,424
Global Real Estate	13,186	9,285	(22,471)	—	2,516	—	(1,238)	(2,778)	—
Global Shareholder Yield	24,541	25,232	(3,521)	46,252	6,480	—	2,999	(16,266)	516,171
Global Short Duration Credit	3,589	3,480	(937)	6,132	1,669	—	(10)	(1,656)	54,391
Health Sciences	60,957	71,743	(9,608)	123,092	—	61,947	981	(23,944)	561,301
High Yield (JHAM)	9,768	10,514	(2,687)	17,595	1,984	—	(44)	(1,604)	59,998
High Yield (WAMCO)	2,115	2,258	(588)	3,785	1,013	—	(18)	(560)	30,358
International Growth	14,121	18,140	(2,570)	29,691	3,295	—	4,568	49,489	858,675
International Growth Stock	36,520	33,201	(5,186)	64,535	15,567	—	6,262	(33,317)	876,390
International Small Cap	22,322	19,880	(3,669)	38,533	6,927	—	16,827	20,589	881,260
International Small Company	38,574	35,980	(6,209)	68,345	11,215	—	15,354	1,594	880,278
International Value	20,922	22,180	(3,129)	39,973	10,397	—	7,791	(13,613)	671,142
International Value Equity	53,236	54,817	(8,167)	99,886	18,124	7,639	8,405	(25,860)	848,029
Mid Cap Stock	37,744	34,290	(6,674)	65,360	—	92,859	26,639	84,009	1,569,954
Mid Value	52,102	59,417	(4,011)	107,508	9,285	56,705	776	32,410	1,779,254
Natural Resources	35,643	18,731	(54,374)	—	8,021	—	33,259	17,141	—
Real Estate Equity	12,372	10,643	(23,015)	—	2,032	5,170	(18,780)	2,304	—
Real Return Bond	9,880	14,479	(3,290)	21,069	2,270	—	(478)	(2,597)	230,915
Science & Technology	23,376	71,821	(10,686)	84,511	—	213,834	(136)	(132,144)	483,406
Short Duration Credit Opportunities	10,132	7,078	(5,581)	11,629	2,646	—	(30)	(2,252)	110,823
Short Term Government Income	13,331	18,802	(4,172)	27,961	1,796	—	(605)	(3,210)	260,037
Small Cap Growth	9,212	12,111	(1,410)	19,913	—	71,303	3,444	(45,242)	348,475
Small Cap Stock	19,927	14,933	(3,234)	31,626	—	5,771	6,322	39,444	351,048
Small Cap Value	11,061	15,840	(950)	25,951	3,337	16,817	452	24,211	564,683
Small Company Value	5,128	8,064	(425)	12,767	779	26,236	402	(528)	371,912
Spectrum Income	8,635	9,338	(2,341)	15,632	3,140	973	390	(5,690)	163,828
Strategic Equity Allocation	659,985	746,764	(109,798)	1,296,951	200,891	1,457,062	111,498	(905,889)	16,886,301
Strategic Growth	26,781	24,922	(6,728)	44,975	2,785	70,487	18,163	1,787	856,781
Strategic Income Opportunities	15,472	16,681	(4,191)	27,962	5,951	—	685	(12,098)	292,760
Total Return	12,707	16,126	(3,909)	24,924	4,512	—	(75)	(9,152)	330,493
U.S. High Yield Bond	2,201	2,348	(610)	3,939	1,306	—	54	(943)	43,840
Value Equity	26,608	25,863	(3,789)	48,682	5,620	15,917	7,856	(10,863)	590,515
					$447,485	$2,670,999	$403,329	($1,283,293)	$47,269,195
Multimanager 2055 Lifetime Portfolio
Absolute Return Currency	188,769	83,687	(39,942)	232,514	—	—	($4,774)	($81,213)	$2,122,850
Asia Pacific Total Return Bond	25,659	11,195	(6,300)	30,554	$5,881	—	1,612	(8,369)	292,406
Blue Chip Growth	75,744	20,057	(13,615)	82,186	—	$409,295	68,813	86,627	3,314,542
Bond	81,522	45,788	(22,126)	105,184	41,694	—	(8,705)	(53,596)	1,622,988
Capital Appreciation	153,463	58,260	(28,655)	183,068	3,187	572,447	35,963	(81,441)	3,251,292
Capital Appreciation Value	519,756	171,934	(22,122)	669,568	96,281	622,568	4,245	(358,082)	7,766,985
Core Bond	34,740	18,820	(9,492)	44,068	8,520	—	(3,898)	(15,468)	557,461
Disciplined Value	152,106	37,545	(11,244)	178,407	39,035	152,365	44,156	38,036	3,842,881
Disciplined Value International	30,628	7,047	(1,281)	36,394	5,179	7,347	1,670	(739)	498,230

       15

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Diversified Real Assets	—	535,861	(11,261)	524,600	—	—	928	258,986	5,534,527
Emerging Markets	356,778	111,154	(24,548)	443,384	61,302	—	40,595	(1,019)	5,178,722
Emerging Markets Debt	62,538	33,887	(14,747)	81,678	28,113	—	3,242	(61,662)	744,084
Emerging Markets Equity	360,220	104,185	(27,000)	437,405	30,453	47,803	72,948	74,954	5,183,251
Equity Income	202,812	55,606	(11,699)	246,719	67,087	295,593	14,216	(70,866)	4,939,306
Financial Industries	123,403	37,837	(16,231)	145,009	62,774	149,401	55,915	5,641	2,916,134
Floating Rate Income	85,039	22,361	(37,847)	69,553	20,659	—	(1,538)	1,619	587,720
Fundamental Global Franchise	127,002	46,988	(32,818)	141,172	14,424	215,660	31,419	(231,851)	1,759,008
Fundamental Large Cap Core	49,049	14,320	(2,677)	60,692	22,242	200,917	1,260	(52,701)	3,098,939
Global Absolute Return Strategies	176,036	45,743	(12,425)	209,354	—	—	(7,834)	(40,049)	2,122,850
Global Bond	9,820	4,111	(2,489)	11,442	63	—	614	(921)	146,226
Global Equity	216,778	71,673	(9,799)	278,652	49,012	185,710	12,575	(200,819)	3,145,977
Global Income	15,604	6,077	(4,889)	16,792	6,664	—	384	(8,721)	152,475
Global Real Estate	74,848	18,368	(93,216)	—	12,576	—	720	(16,621)	—
Global Shareholder Yield	139,450	39,647	(7,558)	171,539	31,017	—	4,777	(43,411)	1,914,379
Global Short Duration Credit	20,126	8,489	(5,375)	23,240	7,510	—	(169)	(6,856)	206,143
Health Sciences	342,223	158,265	(32,426)	468,062	—	310,702	(16,251)	(118,579)	2,134,364
High Yield (JHAM)	55,645	24,202	(13,001)	66,846	9,120	—	(504)	(6,729)	227,943
High Yield (WAMCO)	12,072	5,131	(2,819)	14,384	4,857	—	(436)	(2,262)	115,358
International Growth	97,632	16,812	(4,808)	109,636	16,663	—	12,673	272,442	3,170,679
International Growth Stock	205,031	46,590	(7,073)	244,548	78,152	—	12,783	(88,672)	3,320,958
International Small Cap	126,726	23,373	(8,211)	141,888	34,938	—	33,581	174,369	3,244,985
International Small Company	218,404	48,439	(14,718)	252,125	56,489	—	36,635	80,440	3,247,365
International Value	88,889	64,819	(6,245)	147,463	52,383	—	11,870	(17,757)	2,475,902
International Value Equity	302,258	82,263	(16,211)	368,310	92,117	38,825	11,331	(58,251)	3,126,954
Mid Cap Stock	212,353	50,075	(12,409)	250,019	—	466,465	24,961	417,804	6,005,458
Mid Value	296,224	119,333	(15,882)	399,675	46,695	285,191	3,759	170,309	6,614,628
Natural Resources	190,464	54,535	(244,999)	—	40,103	—	224,541	53,661	—
Real Estate Equity	70,371	25,472	(95,843)	—	10,203	25,957	(115,066)	39,829	—
Real Return Bond	56,304	40,326	(17,395)	79,235	11,634	—	(3,832)	(11,938)	868,416
Science & Technology	132,198	243,096	(52,756)	322,538	—	1,073,523	(27,849)	(669,784)	1,844,915
Short Duration Credit Opportunities	56,763	16,836	(29,555)	44,044	12,253	—	6,971	(16,023)	419,738
Short Term Government Income	76,068	51,786	(22,604)	105,250	8,795	—	(4,230)	(15,007)	978,822
Small Cap Growth	51,949	26,098	(2,537)	75,510	—	311,015	3,333	(170,380)	1,321,416
Small Cap Stock	112,362	15,452	(5,894)	121,920	—	28,971	(408)	203,467	1,353,315
Small Cap Value	62,681	38,949	(3,021)	98,609	16,751	84,426	3,671	103,094	2,145,730
Small Company Value	29,099	20,391	(1,480)	48,010	3,906	131,555	(3,867)	(5,187)	1,398,525
Spectrum Income	49,247	21,178	(11,166)	59,259	14,454	4,884	539	(23,002)	621,037
Strategic Equity Allocation	3,749,252	1,261,128	(196,022)	4,814,358	1,008,603	7,315,406	18,890	(3,677,676)	62,682,945
Strategic Growth	151,028	42,394	(22,464)	170,958	14,154	358,254	65,580	546	3,256,744
Strategic Income Opportunities	88,157	37,967	(19,890)	106,234	27,375	—	1,072	(48,754)	1,112,269
Total Return	73,390	40,201	(20,255)	93,336	23,401	—	(4,587)	(41,301)	1,237,629
U.S. High Yield Bond	12,556	5,396	(3,000)	14,952	6,281	—	(151)	(3,824)	166,418

       16

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Value Equity	151,123	39,837	(9,789)	181,171	28,564	80,900	17,036	(9,768)	2,197,599
					$2,231,564	$13,375,180	$681,179	($4,337,475)	$176,189,488
Multimanager 2050 Lifetime Portfolio
Absolute Return Currency	481,008	161,975	(110,621)	532,362	—	—	($3,891)	($193,230)	$4,860,465
Asia Pacific Total Return Bond	65,387	20,254	(17,015)	68,626	$14,315	—	3,414	(19,330)	656,747
Blue Chip Growth	193,195	37,579	(42,279)	188,495	—	$998,146	298,360	73,846	7,602,008
Bond	207,744	86,692	(57,628)	236,808	99,823	—	(23,052)	(127,133)	3,653,955
Capital Appreciation	391,312	111,204	(86,382)	416,134	7,763	1,394,382	150,376	(274,026)	7,390,536
Capital Appreciation Value	1,325,311	278,090	(79,987)	1,523,414	234,339	1,515,276	4,928	(856,522)	17,671,603
Core Bond	88,525	35,422	(24,578)	99,369	20,738	—	(9,452)	(38,088)	1,257,013
Disciplined Value	387,639	55,952	(39,360)	404,231	95,413	372,424	143,989	86,603	8,707,129
Disciplined Value International	78,098	8,839	(4,719)	82,218	12,666	17,968	6,743	959	1,125,558
Diversified Real Assets	—	1,236,446	(43,463)	1,192,983	—	—	5,613	596,619	12,585,970
Emerging Markets	909,736	181,682	(91,415)	1,000,003	149,627	—	188,136	(37,494)	11,680,038
Emerging Markets Debt	159,382	64,501	(37,708)	186,175	67,641	—	7,468	(144,447)	1,696,050
Emerging Markets Equity	918,514	178,631	(108,996)	988,149	74,476	116,907	357,836	68,185	11,709,564
Equity Income	517,144	82,083	(38,626)	560,601	163,185	719,791	41,010	(141,734)	11,223,235
Financial Industries	314,616	66,644	(50,433)	330,827	152,945	364,006	196,716	(30,406)	6,652,940
Floating Rate Income	216,954	44,417	(105,196)	156,175	49,767	—	(20,591)	21,285	1,319,678
Fundamental Global Franchise	323,838	82,978	(85,300)	321,516	35,108	524,897	115,760	(597,407)	4,006,092
Fundamental Large Cap Core	125,069	22,291	(9,182)	138,178	54,395	491,369	32,715	(148,275)	7,055,349
Global Absolute Return Strategies	448,748	75,838	(42,359)	482,227	—	—	(33,069)	(74,051)	4,889,781
Global Bond	25,051	7,296	(6,669)	25,678	152	—	2,900	(3,459)	328,167
Global Equity	552,755	106,590	(28,307)	631,038	119,290	452,002	34,114	(468,414)	7,124,423
Global Income	39,741	11,341	(12,336)	38,746	16,077	—	574	(20,093)	351,815
Global Real Estate	190,852	31,813	(222,665)	—	30,594	—	5,060	(42,428)	—
Global Shareholder Yield	355,580	53,114	(21,759)	386,935	75,195	—	15,276	(97,036)	4,318,200
Global Short Duration Credit	51,280	15,422	(14,459)	52,243	18,469	—	(2,287)	(14,126)	463,392
Health Sciences	872,624	337,012	(145,201)	1,064,435	—	756,223	(55,266)	(273,122)	4,853,823
High Yield (JHAM)	141,963	43,622	(35,789)	149,796	21,946	—	(837)	(16,166)	510,803
High Yield (WAMCO)	30,762	9,309	(7,788)	32,283	11,769	—	(2,278)	(4,101)	258,906
International Growth	250,811	13,968	(15,210)	249,569	40,818	—	62,629	643,860	7,217,543
International Growth Stock	522,909	63,459	(25,259)	561,109	190,254	—	46,454	(200,957)	7,619,864
International Small Cap	323,135	25,332	(26,157)	322,310	85,242	—	114,988	406,282	7,371,218
International Small Company	556,903	60,931	(49,125)	568,709	137,912	—	123,095	182,560	7,324,971
International Value	278,296	73,442	(19,111)	332,627	127,859	—	(376)	(2,904)	5,584,809
International Value Equity	770,719	103,927	(43,861)	830,785	225,284	94,951	33,609	(125,540)	7,053,366
Mid Cap Stock	541,474	83,692	(61,443)	563,723	—	1,138,591	140,798	885,952	13,540,621
Mid Value	755,333	224,206	(69,682)	909,857	113,654	694,146	15,877	419,777	15,058,137
Natural Resources	502,743	88,839	(591,582)	—	97,884	—	(605,208)	1,305,305	—
Real Estate Equity	179,436	51,689	(231,125)	—	24,832	63,176	(143,707)	(36,807)	—
Real Return Bond	143,645	79,743	(44,938)	178,450	28,507	—	(9,618)	(29,701)	1,955,812
Science & Technology	337,088	564,050	(175,021)	726,117	—	2,616,786	(123,678)	(1,585,404)	4,153,390

       17

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Duration Credit Opportunities	144,587	30,149	(75,627)	99,109	29,594	—	7,472	(28,539)	944,512
Short Term Government Income	193,847	102,661	(59,608)	236,900	21,406	—	(11,292)	(36,095)	2,203,174
Small Cap Growth	132,462	54,315	(14,340)	172,437	—	731,223	20,172	(398,331)	3,017,645
Small Cap Stock	286,508	26,939	(39,480)	273,967	—	70,865	10,242	474,687	3,041,032
Small Cap Value	159,828	79,751	(14,895)	224,684	40,906	206,173	11,742	241,924	4,889,119
Small Company Value	74,198	43,351	(7,382)	110,167	9,542	321,384	(22,809)	(1,453)	3,209,161
Spectrum Income	125,570	37,944	(30,313)	133,201	34,779	11,887	1,964	(54,818)	1,395,948
Strategic Equity Allocation	9,560,159	1,988,353	(576,505)	10,972,007	2,466,483	17,889,431	308,252	(9,014,939)	142,855,526
Strategic Growth	385,101	75,276	(71,483)	388,894	34,616	876,156	212,502	(63,429)	7,408,422
Strategic Income Opportunities	224,910	68,249	(53,160)	239,999	65,833	—	(2,089)	(109,186)	2,512,790
Total Return	187,020	75,930	(52,369)	210,581	57,554	—	(10,156)	(102,713)	2,792,309
U.S. High Yield Bond	32,010	9,699	(8,150)	33,559	15,226	—	(1,441)	(7,901)	373,517
Value Equity	385,343	63,871	(35,595)	413,619	69,857	197,852	61,730	(31,042)	5,017,200
					$5,443,735	$32,636,012	$1,701,417	($10,043,003)	$400,493,326
Multimanager 2045 Lifetime Portfolio
Absolute Return Currency	991,342	268,224	(201,759)	1,057,807	—	—	($81,630)	($310,030)	$9,657,778
Asia Pacific Total Return Bond	138,489	28,244	(33,230)	133,503	$29,657	—	765	(32,714)	1,277,620
Blue Chip Growth	409,213	68,212	(105,238)	372,187	—	$2,073,456	1,455,912	(684,319)	15,010,311
Bond	428,544	145,410	(112,753)	461,201	203,947	—	(46,961)	(258,017)	7,116,338
Capital Appreciation	828,890	211,023	(222,391)	817,522	16,171	2,904,533	988,534	(1,258,847)	14,519,195
Capital Appreciation Value	2,807,318	393,009	(167,823)	3,032,504	488,178	3,156,651	34,733	(1,800,422)	35,177,043
Core Bond	184,935	56,075	(48,271)	192,739	42,693	—	(18,243)	(78,596)	2,438,146
Disciplined Value	821,147	72,143	(88,255)	805,035	198,493	774,776	124,246	379,208	17,340,464
Disciplined Value International	165,429	8,593	(11,632)	162,390	26,426	37,488	5,307	16,642	2,223,119
Diversified Real Assets	—	2,511,720	(135,084)	2,376,636	—	—	18,042	1,194,639	25,073,513
Emerging Markets	1,927,033	145,022	(171,803)	1,900,252	310,123	—	219,662	153,885	22,194,944
Emerging Markets Debt	335,504	99,195	(66,806)	367,893	138,381	—	(18,756)	(256,556)	3,351,510
Emerging Markets Equity	1,945,628	153,071	(222,319)	1,876,380	154,517	242,552	463,460	479,432	22,235,097
Equity Income	1,095,431	111,076	(81,978)	1,124,529	338,934	1,499,251	113,876	(290,031)	22,513,072
Financial Industries	662,159	86,046	(85,134)	663,071	318,722	758,554	102,776	232,916	13,334,351
Floating Rate Income	459,419	62,247	(217,942)	303,724	101,897	—	(21,135)	22,803	2,566,469
Fundamental Global Franchise	686,019	122,212	(164,841)	643,390	72,820	1,088,744	249,400	(1,244,746)	8,016,638
Fundamental Large Cap Core	264,925	32,308	(20,829)	276,404	113,467	1,024,992	76,447	(303,988)	14,113,179
Global Absolute Return Strategies	941,889	76,230	(57,417)	960,702	—	—	(20,612)	(188,419)	9,741,517
Global Bond	52,777	10,070	(12,893)	49,954	314	—	5,522	(6,400)	638,409
Global Equity	1,170,238	142,204	(47,298)	1,265,144	247,703	938,572	38,729	(921,539)	14,283,481
Global Income	83,399	16,136	(23,749)	75,786	32,897	—	(2,757)	(36,340)	688,135
Global Real Estate	404,269	48,570	(452,839)	—	63,105	—	16,966	(90,516)	—
Global Shareholder Yield	753,202	56,933	(42,809)	767,326	156,203	—	(167)	(149,064)	8,563,362
Global Short Duration Credit	107,292	21,719	(27,379)	101,632	37,768	—	(8,428)	(24,703)	901,472
Health Sciences	1,848,421	504,425	(265,705)	2,087,141	—	1,573,886	(213,217)	(504,034)	9,517,363
High Yield (JHAM)	300,290	60,752	(69,868)	291,174	44,842	—	(3,819)	(30,826)	992,903
High Yield (WAMCO)	65,166	12,741	(15,105)	62,802	24,299	—	(1,989)	(11,261)	503,670

       18

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Growth	531,459	6,671	(37,082)	501,048	84,448	—	81,224	1,391,061	14,490,313
International Growth Stock	1,107,642	51,212	(44,278)	1,114,576	394,427	—	30,588	(312,609)	15,135,941
International Small Cap	684,474	15,796	(62,668)	637,602	176,792	—	272,908	826,477	14,581,951
International Small Company	1,179,650	52,974	(102,915)	1,129,709	285,842	—	202,330	448,242	14,550,646
International Value	610,478	89,467	(41,413)	658,532	265,149	—	985	9,365	11,056,756
International Value Equity	1,632,245	134,485	(120,900)	1,645,830	470,029	198,104	28,241	(193,487)	13,973,094
Mid Cap Stock	1,146,968	131,696	(156,246)	1,122,418	—	2,359,820	284,054	1,814,836	26,960,477
Mid Value	1,587,941	375,756	(146,304)	1,817,393	235,143	1,436,141	10,901	922,915	30,077,856
Natural Resources	1,055,933	136,232	(1,192,165)	—	202,879	—	(1,774,761)	3,254,179	—
Real Estate Equity	378,969	85,069	(464,038)	—	51,223	130,319	644,284	(1,011,903)	—
Real Return Bond	304,175	134,782	(91,585)	347,372	59,000	—	(17,400)	(62,431)	3,807,196
Science & Technology	714,032	1,148,386	(437,322)	1,425,096	—	5,430,920	(441,907)	(3,105,322)	8,151,550
Short Duration Credit Opportunities	302,321	42,196	(151,628)	192,889	60,658	—	(7,510)	(34,827)	1,838,233
Short Term Government Income	409,834	169,593	(118,566)	460,861	44,235	—	(22,096)	(75,196)	4,286,003
Small Cap Growth	280,586	96,614	(34,106)	343,094	—	1,497,795	35,365	(794,557)	6,004,146
Small Cap Stock	606,891	32,823	(96,867)	542,847	—	147,025	76,553	916,851	6,025,601
Small Cap Value	338,552	144,268	(39,674)	443,146	84,524	426,011	(14,529)	544,274	9,642,866
Small Company Value	157,168	81,040	(19,192)	219,016	19,714	664,003	(27,255)	(15,843)	6,379,923
Spectrum Income	265,706	52,327	(58,907)	259,126	71,166	24,612	(4,032)	(102,462)	2,715,645
Strategic Equity Allocation	20,250,588	3,374,967	(1,638,888)	21,986,667	5,119,222	37,129,777	4,092,057	(21,905,851)	286,266,405
Strategic Growth	815,733	124,861	(178,432)	762,162	72,222	1,827,995	786,060	(494,026)	14,519,195
Strategic Income Opportunities	475,871	94,082	(102,299)	467,654	134,867	—	(11,161)	(213,912)	4,896,342
Total Return	390,783	120,563	(102,109)	409,237	119,093	—	(37,380)	(193,452)	5,426,478
U.S. High Yield Bond	67,727	13,444	(15,957)	65,214	31,469	—	(6,601)	(12,606)	725,830
Value Equity	816,246	87,134	(74,372)	829,008	145,253	411,394	48,498	27,821	10,055,871
					$11,288,912	$67,757,371	$7,706,079	($24,374,306)	$795,557,417
Multimanager 2040 Lifetime Portfolio
Absolute Return Currency	1,089,086	277,765	(212,282)	1,154,569	—	—	($76,289)	($352,001)	$10,541,219
Asia Pacific Total Return Bond	149,272	54,480	(33,991)	169,761	$36,746	—	(5,375)	(35,402)	1,624,610
Blue Chip Growth	445,595	72,220	(113,958)	403,857	—	$2,248,570	1,578,805	(747,596)	16,287,539
Bond	593,832	281,441	(145,714)	729,559	306,805	—	(61,942)	(400,314)	11,257,097
Capital Appreciation	901,467	224,832	(240,266)	886,033	17,468	3,137,440	947,839	(1,233,965)	15,735,952
Capital Appreciation Value	3,032,184	440,699	(212,896)	3,259,987	523,070	3,382,264	62,281	(1,942,701)	37,815,845
Core Bond	252,441	116,073	(62,412)	306,102	63,317	—	(23,945)	(121,541)	3,872,190
Disciplined Value	887,364	82,582	(104,719)	865,227	213,142	831,957	143,812	401,958	18,636,997
Disciplined Value International	178,680	10,705	(14,577)	174,808	28,303	40,150	7,630	16,362	2,393,120
Diversified Real Assets	—	2,728,031	(167,237)	2,560,794	—	—	30,902	1,267,205	27,016,377
Emerging Markets	2,080,834	218,392	(200,277)	2,098,949	333,254	—	245,350	147,400	24,515,723
Emerging Markets Debt	361,693	170,416	(66,767)	465,342	167,336	—	(18,844)	(321,227)	4,239,269
Emerging Markets Equity	2,097,320	244,327	(269,067)	2,072,580	163,810	257,139	534,658	476,853	24,560,075
Equity Income	1,181,304	125,323	(97,764)	1,208,863	364,396	1,608,617	125,709	(309,246)	24,201,441
Financial Industries	713,264	110,403	(112,654)	711,013	341,578	812,950	118,556	256,838	14,298,472
Floating Rate Income	496,305	121,824	(231,747)	386,382	121,629	—	(18,665)	20,800	3,264,924

       19

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Fundamental Global Franchise	740,910	131,332	(183,079)	689,163	78,301	1,170,688	267,895	(1,336,358)	8,586,966
Fundamental Large Cap Core	286,146	36,703	(24,116)	298,733	121,559	1,098,090	98,260	(335,172)	15,253,313
Global Absolute Return Strategies	1,015,897	94,403	(65,365)	1,044,935	—	—	(22,433)	(203,592)	10,595,644
Global Bond	56,951	19,575	(12,965)	63,561	390	—	1,538	(2,296)	812,305
Global Equity	1,261,282	156,681	(57,971)	1,359,992	265,437	1,005,769	55,867	(1,000,917)	15,354,305
Global Income	89,972	30,931	(24,331)	96,572	39,900	—	(2,856)	(44,463)	876,870
Global Real Estate	435,937	58,411	(494,348)	—	67,495	—	19,901	(96,698)	—
Global Shareholder Yield	813,376	64,373	(53,303)	824,446	167,776	—	10,939	(169,122)	9,200,817
Global Short Duration Credit	115,914	41,641	(28,302)	129,253	45,472	—	(8,942)	(31,394)	1,146,475
Health Sciences	1,958,160	564,608	(320,759)	2,202,009	—	1,654,408	(182,515)	(561,969)	10,041,161
High Yield (JHAM)	323,598	116,755	(69,857)	370,496	53,987	—	(4,546)	(36,435)	1,263,391
High Yield (WAMCO)	70,190	24,764	(15,101)	79,853	28,976	—	(2,287)	(12,972)	640,421
International Growth	572,638	19,698	(53,558)	538,778	89,760	—	99,586	1,495,460	15,581,468
International Growth Stock	1,196,119	63,553	(62,577)	1,197,095	423,427	—	48,473	(350,186)	16,256,546
International Small Cap	739,301	21,847	(72,293)	688,855	190,125	—	315,549	869,170	15,754,106
International Small Company	1,274,139	67,592	(128,925)	1,212,806	307,395	—	230,632	473,887	15,620,935
International Value	651,529	109,350	(52,716)	708,163	285,338	—	348	10,741	11,890,061
International Value Equity	1,761,265	151,316	(142,853)	1,769,728	503,439	212,186	35,972	(210,098)	15,024,990
Mid Cap Stock	1,238,839	154,676	(191,056)	1,202,459	—	2,537,779	334,581	1,929,225	28,883,062
Mid Value	1,716,300	415,714	(177,686)	1,954,328	253,125	1,545,967	9,718	995,216	32,344,134
Natural Resources	1,140,950	137,528	(1,278,478)	—	217,860	—	(1,692,143)	3,281,086	—
Real Estate Equity	408,143	95,170	(503,313)	—	54,088	137,608	633,188	(1,021,194)	—
Real Return Bond	327,447	209,146	(95,085)	441,508	70,725	—	(20,092)	(76,859)	4,838,929
Science & Technology	758,341	1,202,974	(460,220)	1,501,095	—	5,687,125	(407,130)	(3,297,425)	8,586,261
Short Duration Credit Opportunities	327,034	80,383	(162,236)	245,181	72,144	—	(13,845)	(37,313)	2,336,576
Short Term Government Income	882,788	432,326	(226,449)	1,088,665	99,898	—	(43,910)	(175,733)	10,124,581
Small Cap Growth	303,061	108,296	(43,840)	367,517	—	1,615,356	17,611	(837,287)	6,431,545
Small Cap Stock	655,502	37,048	(111,061)	581,489	—	158,121	72,291	995,453	6,454,528
Small Cap Value	365,670	160,937	(51,851)	474,756	90,988	458,594	(22,074)	590,481	10,330,690
Small Company Value	169,757	89,333	(23,562)	235,528	21,223	714,850	(33,907)	(12,925)	6,860,927
Spectrum Income	286,395	101,506	(58,379)	329,522	85,739	30,487	(11,021)	(119,656)	3,453,386
Strategic Equity Allocation	21,267,832	3,576,605	(1,862,298)	22,982,139	5,353,008	38,825,428	4,286,827	(22,843,148)	299,227,456
Strategic Growth	887,203	135,348	(196,517)	826,034	77,942	1,972,773	897,415	(574,825)	15,735,952
Strategic Income Opportunities	511,889	180,215	(98,349)	593,755	162,599	—	(16,176)	(256,979)	6,216,619
Total Return	533,171	248,421	(132,870)	648,722	175,810	—	(53,455)	(291,762)	8,602,055
U.S. High Yield Bond	72,987	26,214	(16,262)	82,939	37,537	—	(7,534)	(15,776)	923,113
Value Equity	881,627	101,015	(91,516)	891,126	155,892	441,527	54,659	29,573	10,809,361
					$12,278,209	$71,585,843	$8,536,866	($26,158,838)	$866,319,799
Multimanager 2035 Lifetime Portfolio
Absolute Return Currency	1,574,856	416,946	(306,756)	1,685,046	—	—	($105,339)	($510,899)	$15,384,468
Asia Pacific Total Return Bond	412,675	96,882	(50,735)	458,822	$95,547	—	(7,143)	(98,555)	4,390,924
Blue Chip Growth	537,275	86,115	(136,892)	486,498	—	$2,684,023	2,039,011	(1,017,933)	19,620,446
Bond	1,244,989	418,005	(159,786)	1,503,208	623,555	—	(70,308)	(862,849)	23,194,499

       20

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Capital Appreciation	1,089,777	272,598	(292,390)	1,069,985	20,904	3,754,530	1,437,698	(1,753,311)	19,002,931
Capital Appreciation Value	3,712,441	515,391	(217,949)	4,009,883	635,247	4,107,622	117,001	(2,387,196)	46,514,641
Core Bond	528,247	162,401	(68,349)	622,299	127,486	—	(26,341)	(264,126)	7,872,086
Disciplined Value	1,045,784	104,300	(121,714)	1,028,370	249,802	975,051	180,975	470,543	22,151,088
Disciplined Value International	155,132	9,286	(12,760)	151,658	24,423	34,646	7,899	13,616	2,076,195
Diversified Real Assets	—	3,243,382	(180,724)	3,062,658	—	—	29,297	1,497,954	32,311,047
Emerging Markets	2,328,072	296,840	(235,222)	2,389,690	371,206	—	292,522	149,842	27,911,574
Emerging Markets Debt	973,845	315,615	(101,383)	1,188,077	428,709	—	(26,885)	(839,469)	10,823,383
Emerging Markets Equity	2,348,587	323,609	(310,835)	2,361,361	184,959	290,336	598,911	532,007	27,982,132
Equity Income	1,393,646	154,703	(122,837)	1,425,512	428,155	1,879,672	197,908	(399,715)	28,538,758
Financial Industries	857,773	137,335	(135,815)	859,293	408,846	973,046	190,462	270,378	17,280,387
Floating Rate Income	1,471,471	256,422	(375,690)	1,352,203	400,440	—	(161,139)	164,142	11,426,117
Fundamental Global Franchise	902,896	168,337	(235,838)	835,395	94,039	1,405,989	340,352	(1,623,391)	10,409,019
Fundamental Large Cap Core	335,740	36,846	(21,512)	351,074	141,708	1,280,098	122,714	(402,996)	17,925,863
Global Absolute Return Strategies	1,477,977	117,296	(69,487)	1,525,786	—	—	(32,628)	(292,500)	15,471,474
Global Bond	158,104	34,593	(20,865)	171,832	1,016	—	2,937	(6,254)	2,196,014
Global Equity	1,542,648	190,332	(67,686)	1,665,294	322,251	1,221,043	95,541	(1,240,210)	18,801,168
Global Income	257,131	54,965	(47,368)	264,728	108,533	—	(2,572)	(126,588)	2,403,728
Global Real Estate	534,165	62,073	(596,238)	—	82,234	—	25,480	(119,381)	—
Global Shareholder Yield	992,859	80,057	(63,542)	1,009,374	204,274	—	54,338	(243,000)	11,264,615
Global Short Duration Credit	319,495	71,774	(44,362)	346,907	120,283	—	(10,918)	(95,249)	3,077,069
Health Sciences	2,158,539	657,045	(381,167)	2,434,417	—	1,810,498	(175,614)	(629,636)	11,100,940
High Yield (JHAM)	919,277	211,055	(100,074)	1,030,258	148,009	—	(6,619)	(105,157)	3,513,180
High Yield (WAMCO)	199,780	43,514	(21,239)	222,055	79,538	—	(3,341)	(37,978)	1,780,880
International Growth	677,508	21,589	(61,912)	637,185	107,217	—	113,716	1,768,717	18,427,377
International Growth Stock	1,363,705	69,321	(68,801)	1,364,225	480,611	—	72,312	(412,388)	18,526,171
International Small Cap	859,620	21,284	(78,315)	802,589	219,979	—	326,180	1,049,618	18,355,217
International Small Company	1,481,503	73,984	(137,579)	1,417,908	355,668	—	254,789	564,279	18,262,657
International Value	813,084	112,828	(53,793)	872,119	347,250	—	5,675	23,093	14,642,870
International Value Equity	2,049,176	163,881	(143,639)	2,069,418	581,946	245,275	52,879	(257,145)	17,569,357
Mid Cap Stock	1,447,044	182,490	(212,658)	1,416,876	—	2,949,779	383,817	2,267,337	34,033,357
Mid Value	2,011,141	515,878	(218,628)	2,308,391	297,384	1,816,282	13,385	1,172,815	38,203,879
Natural Resources	1,330,885	193,184	(1,524,069)	—	251,296	—	(2,018,804)	3,882,909	—
Real Estate Equity	500,737	105,672	(606,409)	—	66,451	169,062	835,303	(1,311,875)	—
Real Return Bond	905,788	349,133	(127,370)	1,127,551	178,818	—	(24,866)	(216,503)	12,357,960
Science & Technology	851,546	1,290,002	(502,912)	1,638,636	—	6,190,228	(143,637)	(3,878,840)	9,373,000
Short Duration Credit Opportunities	902,393	149,376	(330,005)	721,764	204,491	—	20,288	(167,729)	6,878,414
Short Term Government Income	1,106,314	430,354	(155,382)	1,381,286	123,958	—	(28,887)	(242,878)	12,845,963
Small Cap Growth	336,484	121,722	(47,529)	410,677	—	1,778,774	63,611	(953,858)	7,186,851
Small Cap Stock	727,795	43,662	(119,446)	652,011	—	174,625	100,458	1,085,041	7,237,318
Small Cap Value	405,948	200,164	(54,426)	551,686	104,242	525,394	(20,069)	659,951	12,004,698
Small Company Value	188,444	111,329	(27,885)	271,888	24,313	818,912	(33,018)	(24,345)	7,920,085
Spectrum Income	789,167	177,272	(78,961)	887,478	227,387	78,983	(13,346)	(329,317)	9,300,764

       21

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Strategic Equity Allocation	24,823,777	4,187,288	(2,132,566)	26,878,499	6,212,411	45,058,688	6,120,639	(27,522,637)	349,958,055
Strategic Growth	1,072,479	165,522	(240,472)	997,529	93,249	2,360,209	1,159,714	(749,661)	19,002,931
Strategic Income Opportunities	1,410,855	317,011	(131,589)	1,596,277	430,774	—	(18,085)	(702,226)	16,713,020
Total Return	1,123,544	349,253	(143,572)	1,329,225	355,439	—	(61,957)	(633,036)	17,625,523
U.S. High Yield Bond	207,507	46,293	(23,163)	230,637	102,884	—	(4,036)	(58,476)	2,566,984
Value Equity	1,038,594	117,445	(103,171)	1,052,868	182,268	516,230	100,139	3,652	12,771,289
					$16,249,200	$83,098,995	$12,360,399	($34,941,414)	$1,096,188,366
Multimanager 2030 Lifetime Portfolio
Absolute Return Currency	2,282,787	434,176	(439,216)	2,277,747	—	—	($133,567)	($700,385)	$20,795,830
Asia Pacific Total Return Bond	851,874	171,339	(61,321)	961,892	$198,712	—	(19,196)	(201,034)	9,205,306
Blue Chip Growth	586,118	104,838	(165,565)	525,391	—	$2,901,619	2,383,191	(1,256,806)	21,189,009
Bond	2,644,427	669,006	(185,388)	3,128,045	1,279,964	—	(75,064)	(1,831,153)	48,265,729
Capital Appreciation	1,188,684	324,093	(357,366)	1,155,411	22,607	4,060,525	1,947,357	(2,266,050)	20,520,103
Capital Appreciation Value	4,490,435	535,927	(328,564)	4,697,798	748,856	4,842,238	246,906	(2,906,533)	54,494,457
Core Bond	1,057,255	327,643	(77,575)	1,307,323	263,605	—	(35,391)	(563,830)	16,537,637
Disciplined Value	1,136,971	101,181	(156,443)	1,081,709	264,571	1,032,698	248,717	464,950	23,300,016
Disciplined Value International	211,973	10,984	(21,737)	201,220	32,506	46,113	16,706	14,992	2,754,705
Diversified Real Assets	—	3,518,623	(229,971)	3,288,652	—	—	34,108	1,609,847	34,695,282
Emerging Markets	2,265,948	237,155	(283,033)	2,220,070	350,200	—	309,852	128,661	25,930,420
Emerging Markets Debt	2,043,394	625,110	(144,874)	2,523,630	905,091	—	(36,158)	(1,788,328)	22,990,269
Emerging Markets Equity	2,287,812	282,404	(372,761)	2,197,455	174,338	273,664	551,612	564,380	26,039,841
Equity Income	1,509,630	161,686	(168,092)	1,503,224	456,113	1,990,724	393,321	(568,693)	30,094,541
Financial Industries	948,753	124,050	(157,994)	914,809	440,173	1,047,604	269,229	234,456	18,396,817
Floating Rate Income	2,869,647	334,193	(1,063,147)	2,140,693	671,145	—	(822,718)	841,831	18,088,858
Fundamental Global Franchise	1,108,549	209,954	(242,538)	1,075,965	121,514	1,816,768	285,801	(1,949,854)	13,406,525
Fundamental Large Cap Core	386,894	46,998	(45,052)	388,840	159,076	1,436,990	209,280	(500,087)	19,854,146
Global Absolute Return Strategies	2,056,687	89,426	(84,873)	2,061,240	—	—	(16,951)	(416,767)	20,900,969
Global Bond	326,100	60,937	(26,892)	360,145	2,105	—	3,449	(12,126)	4,602,653
Global Equity	1,848,986	227,701	(137,702)	1,938,985	377,342	1,429,788	186,127	(1,507,425)	21,891,146
Global Income	521,533	100,913	(79,702)	542,744	220,508	—	(20,181)	(241,463)	4,928,112
Global Real Estate	644,338	65,736	(710,074)	—	96,595	—	37,303	(143,928)	—
Global Shareholder Yield	1,126,306	80,154	(95,406)	1,111,054	227,360	—	126,729	(327,572)	12,399,363
Global Short Duration Credit	662,928	127,080	(59,359)	730,649	250,372	—	(52,203)	(168,031)	6,480,860
Health Sciences	2,189,607	638,557	(434,908)	2,393,256	—	1,786,810	(145,570)	(652,629)	10,913,250
High Yield (JHAM)	1,865,829	364,095	(110,749)	2,119,175	300,938	—	(6,404)	(218,682)	7,226,387
High Yield (WAMCO)	404,781	77,928	(25,907)	456,802	162,035	—	(2,979)	(80,030)	3,663,550
International Growth	702,671	15,296	(78,210)	639,757	107,129	—	145,612	1,769,231	18,501,761
International Growth Stock	1,572,456	69,131	(115,241)	1,526,346	537,536	—	167,168	(528,232)	20,727,775
International Small Cap	903,129	17,114	(105,223)	815,020	224,079	—	503,102	915,643	18,639,506
International Small Company	1,558,398	50,917	(168,450)	1,440,865	362,106	—	472,074	376,407	18,558,337
International Value	783,951	101,948	(71,953)	813,946	325,188	—	10,669	16,319	13,666,153

       22

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Value Equity	2,268,607	180,415	(232,691)	2,216,331	627,590	264,512	124,471	(325,022)	18,816,654
Mid Cap Stock	1,553,977	202,947	(320,278)	1,436,646	—	3,079,628	637,828	2,171,373	34,508,227
Mid Value	2,164,604	412,960	(241,442)	2,336,122	299,493	1,829,165	24,812	1,244,160	38,662,816
Natural Resources	1,360,114	146,095	(1,506,209)	—	250,227	—	(1,992,547)	3,897,311	—
Real Estate Equity	603,467	124,066	(727,533)	—	77,069	196,073	1,343,311	(1,885,273)	—
Real Return Bond	1,869,808	774,845	(161,828)	2,482,825	384,813	—	(31,774)	(483,099)	27,211,763
Science & Technology	884,853	1,414,572	(559,031)	1,740,394	—	6,598,966	(422,372)	(3,859,595)	9,955,051
Short Duration Credit Opportunities	1,869,874	265,870	(525,176)	1,610,568	442,712	—	(42,110)	(279,456)	15,348,716
Short Term Government Income	1,333,165	746,223	(123,098)	1,956,290	164,866	—	(23,091)	(338,688)	18,193,493
Small Cap Growth	312,937	114,285	(65,859)	361,363	—	1,607,356	32,571	(822,875)	6,323,847
Small Cap Stock	676,863	44,830	(151,977)	569,716	—	157,001	173,051	909,224	6,323,847
Small Cap Value	377,569	164,262	(69,720)	472,111	91,543	461,387	(27,453)	624,024	10,273,142
Small Company Value	175,271	91,986	(32,147)	235,110	21,370	719,794	(39,595)	11,128	6,848,761
Spectrum Income	1,632,326	318,218	(88,689)	1,861,855	472,246	164,714	(13,930)	(697,592)	19,512,242
Strategic Equity Allocation	26,701,829	4,488,642	(3,180,990)	28,009,481	6,492,022	47,086,708	9,836,833	(31,777,031)	364,683,442
Strategic Growth	1,169,816	195,009	(287,654)	1,077,171	101,197	2,561,386	1,335,465	(888,238)	20,520,103
Strategic Income Opportunities	2,921,950	554,833	(140,534)	3,336,249	895,186	—	(22,753)	(1,470,912)	34,930,529
Total Return	2,237,592	701,633	(162,854)	2,776,371	730,512	—	(85,736)	(1,341,193)	36,814,684
U.S. High Yield Bond	420,571	80,140	(26,067)	474,644	209,707	—	(25,175)	(101,337)	5,282,784
Value Equity	1,128,623	111,748	(141,116)	1,099,255	192,773	545,981	176,935	(51,889)	13,333,967
					$20,735,090	$87,938,212	$18,140,672	($47,357,901)	$1,297,203,381
Multimanager 2025 Lifetime Portfolio
Absolute Return Currency	2,526,429	406,802	(460,493)	2,472,738	—	—	($153,736)	($751,333)	$22,576,099
Asia Pacific Total Return Bond	1,204,622	200,596	(72,708)	1,332,510	$278,093	—	(20,297)	(285,281)	12,752,120
Blue Chip Growth	523,058	90,369	(168,998)	444,429	—	$2,501,188	2,675,944	(1,680,785)	17,923,821
Bond	4,285,174	886,363	(233,062)	4,938,475	2,064,406	—	(83,090)	(2,945,079)	76,200,669
Capital Appreciation	1,059,001	276,141	(359,396)	975,746	19,454	3,494,232	2,146,077	(2,401,395)	17,329,243
Capital Appreciation Value	4,773,475	528,795	(522,188)	4,780,082	772,632	4,995,977	593,148	(3,307,037)	55,448,950
Core Bond	1,719,114	426,845	(106,427)	2,039,532	416,552	—	(43,002)	(902,270)	25,800,077
Disciplined Value	1,051,460	82,031	(177,216)	956,275	236,579	923,437	287,637	386,908	20,598,164
Disciplined Value International	204,595	9,502	(27,632)	186,465	30,453	43,200	29,413	4,507	2,552,700
Diversified Real Assets	—	3,356,608	(363,051)	2,993,557	—	—	2,655	1,485,179	31,582,026
Emerging Markets	1,792,761	128,299	(249,599)	1,671,461	269,302	—	287,087	67,025	19,522,669
Emerging Markets Debt	2,527,014	720,766	(154,225)	3,093,555	1,121,194	—	(37,779)	(2,212,348)	28,182,284
Emerging Markets Equity	1,810,059	175,842	(331,466)	1,654,435	134,166	210,605	496,506	394,329	19,605,050
Equity Income	1,394,144	136,749	(203,961)	1,326,932	410,961	1,780,039	491,478	(604,938)	26,565,169
Financial Industries	903,590	121,530	(191,240)	833,880	405,020	963,940	424,695	75,175	16,769,332
Floating Rate Income	4,775,741	556,105	(1,316,091)	4,015,755	1,221,121	—	(1,100,146)	1,124,827	33,933,131
Fundamental Global Franchise	1,178,590	208,981	(277,182)	1,110,389	127,039	1,899,380	335,477	(2,066,855)	13,835,445
Fundamental Large Cap Core	339,658	40,401	(52,843)	327,216	135,411	1,223,220	247,960	(469,033)	16,707,661
Global Absolute Return Strategies	2,285,710	51,289	(101,252)	2,235,747	—	—	(73,242)	(392,192)	22,670,475
Global Bond	446,902	71,746	(36,900)	481,748	2,851	—	5,452	(17,020)	6,156,744
Global Equity	1,964,628	227,232	(215,251)	1,976,609	388,579	1,472,365	282,153	(1,618,184)	22,315,920
Global Income	806,154	132,000	(114,688)	823,466	339,214	—	(25,863)	(371,139)	7,477,068

       23

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Global Real Estate	680,642	69,397	(750,039)	—	99,052	—	45,562	(151,827)	—
Global Shareholder Yield	967,001	59,325	(110,361)	915,965	190,238	—	161,808	(318,036)	10,222,173
Global Short Duration Credit	1,030,345	167,100	(90,270)	1,107,175	375,537	—	(79,425)	(255,349)	9,820,643
Health Sciences	1,974,919	604,951	(517,932)	2,061,938	—	1,564,336	(107,425)	(574,385)	9,402,439
High Yield (JHAM)	2,892,019	493,727	(177,502)	3,208,244	460,091	—	(9,114)	(332,257)	10,940,111
High Yield (WAMCO)	627,414	108,140	(43,584)	691,970	247,970	—	(8,675)	(116,367)	5,549,600
International Growth	616,460	30,638	(115,543)	531,555	92,758	—	245,550	1,413,707	15,372,559
International Growth Stock	1,266,156	49,578	(135,082)	1,180,652	420,764	—	208,022	(462,603)	16,033,249
International Small Cap	755,641	17,796	(123,218)	650,219	182,007	—	601,963	565,877	14,870,510
International Small Company	1,302,190	48,781	(199,000)	1,151,971	294,093	—	608,332	95,799	14,837,382
International Value	573,661	168,675	(89,608)	652,728	264,285	—	6,170	9,374	10,959,307
International Value Equity	1,895,934	132,502	(256,718)	1,771,718	509,024	214,540	161,951	(300,778)	15,041,890
Mid Cap Stock	1,364,370	189,601	(349,322)	1,204,649	—	2,631,184	939,089	1,469,789	28,935,674
Mid Value	1,896,546	377,557	(278,419)	1,995,684	258,170	1,576,781	38,141	1,077,533	33,028,564
Natural Resources	1,207,530	135,844	(1,343,374)	—	210,915	—	(1,533,751)	3,185,151	—
Real Estate Equity	639,437	133,195	(772,632)	—	79,304	201,761	2,285,670	(2,835,315)	—
Real Return Bond	3,188,431	964,401	(229,422)	3,923,410	623,696	—	(39,256)	(790,913)	43,000,574
Science & Technology	812,754	1,238,986	(549,467)	1,502,273	—	5,791,913	(244,595)	(3,503,213)	8,593,002
Short Duration Credit Opportunities	3,206,707	412,086	(652,962)	2,965,831	785,982	—	(176,548)	(409,918)	28,264,373
Short Term Government Income	709,027	638,413	(66,883)	1,280,557	101,632	—	(12,073)	(212,932)	11,909,183
Small Cap Growth	281,313	100,102	(71,153)	310,262	—	1,396,264	51,472	(727,975)	5,429,577
Small Cap Stock	608,462	45,588	(165,021)	489,029	—	137,178	239,226	709,304	5,428,226
Small Cap Value	339,427	160,330	(84,365)	415,392	81,261	409,565	(38,288)	567,882	9,038,935
Small Company Value	157,549	86,605	(37,305)	206,849	18,994	639,770	(45,927)	21,040	6,025,506
Spectrum Income	2,795,155	455,307	(144,230)	3,106,232	797,807	278,997	(16,533)	(1,176,660)	32,553,313
Strategic Equity Allocation	24,912,947	4,188,660	(4,155,760)	24,945,847	5,887,386	42,701,278	12,146,325	(31,657,509)	324,794,930
Strategic Growth	1,042,191	158,944	(291,463)	909,672	86,878	2,198,952	1,500,761	(1,099,574)	17,329,243
Strategic Income Opportunities	5,003,595	770,606	(213,266)	5,560,935	1,512,382	—	(26,944)	(2,478,514)	58,222,993
Total Return	3,663,330	915,166	(218,457)	4,360,039	1,165,155	—	(105,182)	(2,162,461)	57,814,112
U.S. High Yield Bond	651,769	109,065	(42,806)	718,028	320,771	—	(33,084)	(157,647)	7,991,654
Value Equity	1,041,150	99,015	(165,748)	974,417	172,448	488,416	126,178	3,927	11,819,680
					$23,611,627	$79,738,518	$23,657,927	($57,091,789)	$1,339,734,219
Multimanager 2020 Lifetime Portfolio
Absolute Return Currency	2,135,857	418,658	(397,851)	2,156,664	—	—	($161,548)	($634,702)	$19,690,342
Asia Pacific Total Return Bond	1,183,601	145,812	(108,898)	1,220,515	$260,621	—	(32,708)	(250,005)	11,680,330
Blue Chip Growth	312,949	54,527	(110,927)	256,549	—	$1,477,324	1,812,893	(1,229,424)	10,346,629
Bond	4,258,939	662,316	(406,640)	4,514,615	1,926,174	—	(131,512)	(2,723,130)	69,660,506
Capital Appreciation	635,874	165,068	(235,666)	565,276	11,532	2,071,201	1,523,295	(1,680,812)	10,039,293
Capital Appreciation Value	3,530,853	406,408	(443,311)	3,493,950	578,168	3,738,543	481,075	(2,506,418)	40,529,818
Core Bond	2,356,239	410,038	(212,920)	2,553,357	542,490	—	(88,780)	(1,140,369)	32,299,963
Disciplined Value	609,181	60,053	(122,062)	547,172	138,866	542,036	196,533	211,253	11,786,095
Disciplined Value International	39,112	2,209	(5,980)	35,341	5,887	8,351	7,341	(508)	483,822
Diversified Real Assets	—	2,019,192	(127,609)	1,891,583	—	—	29,315	939,591	19,956,198
Emerging Markets	862,768	70,009	(140,944)	791,833	130,419	—	149,499	39,314	9,248,614

       24

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Emerging Markets Debt	2,237,816	503,221	(161,297)	2,579,740	954,982	—	(33,451)	(1,865,996)	23,501,432
Emerging Markets Equity	871,093	83,657	(174,191)	780,559	64,695	101,554	269,622	175,186	9,249,629
Equity Income	811,306	85,525	(136,342)	760,489	239,224	1,045,243	316,288	(374,140)	15,224,995
Financial Industries	507,909	80,783	(129,772)	458,920	228,298	543,346	342,223	(51,615)	9,228,879
Floating Rate Income	4,551,786	364,979	(1,312,660)	3,604,105	1,125,620	—	(1,041,006)	1,064,395	30,454,690
Fundamental Global Franchise	908,816	182,449	(201,845)	889,420	103,809	1,552,068	191,310	(1,599,673)	11,082,179
Fundamental Large Cap Core	188,163	23,990	(33,639)	178,514	75,918	685,791	131,367	(252,450)	9,114,901
Global Absolute Return Strategies	2,013,107	42,212	(106,029)	1,949,290	—	—	(79,725)	(323,739)	19,765,803
Global Bond	515,236	59,403	(54,183)	520,456	3,146	—	10,621	(23,191)	6,651,432
Global Equity	1,441,279	180,398	(189,150)	1,432,527	287,296	1,088,594	201,395	(1,175,638)	16,173,232
Global Income	772,488	93,550	(129,971)	736,067	310,538	—	(29,392)	(332,934)	6,683,490
Global Real Estate	493,365	44,470	(537,835)	—	72,327	—	35,528	(115,030)	—
Global Shareholder Yield	781,931	43,159	(91,065)	734,025	154,394	—	127,653	(254,161)	8,191,714
Global Short Duration Credit	991,029	117,915	(115,960)	992,984	353,581	—	(103,564)	(203,230)	8,807,772
Health Sciences	895,621	267,725	(242,099)	921,247	—	718,163	(63,473)	(253,880)	4,200,887
High Yield (JHAM)	2,743,567	357,586	(249,350)	2,851,803	420,634	—	(11,330)	(301,603)	9,724,648
High Yield (WAMCO)	596,379	77,234	(58,899)	614,714	227,479	—	(6,054)	(109,966)	4,930,009
International Growth	316,820	5,831	(52,590)	270,061	46,996	—	109,237	737,384	7,810,172
International Growth Stock	628,803	28,994	(72,804)	584,993	211,878	—	103,973	(226,477)	7,944,207
International Small Cap	399,062	8,851	(66,412)	341,501	96,722	—	505,182	118,107	7,810,135
International Small Company	687,760	29,602	(113,733)	603,629	156,301	—	472,636	(92,965)	7,774,743
International Value	468,533	44,561	(66,977)	446,117	183,446	—	127,225	(98,001)	7,490,309
International Value Equity	953,179	73,605	(143,794)	882,990	258,470	108,938	96,785	(163,513)	7,496,585
Mid Cap Stock	773,242	109,797	(210,304)	672,735	—	1,498,923	613,136	751,494	16,159,104
Mid Value	1,078,672	196,958	(174,303)	1,101,327	145,809	890,532	34,390	603,239	18,226,970
Natural Resources	682,565	65,343	(747,908)	—	118,422	—	(674,615)	1,597,492	—
Real Estate Equity	464,597	87,340	(551,937)	—	58,084	147,773	2,170,991	(2,577,976)	—
Real Return Bond	3,186,914	767,282	(348,203)	3,605,993	594,315	—	(56,082)	(736,555)	39,521,683
Science & Technology	373,829	730,892	(257,132)	847,589	—	3,340,159	(715,285)	(1,480,491)	4,848,211
Short Duration Credit Opportunities	3,151,727	293,946	(616,208)	2,829,465	778,921	—	(187,056)	(380,115)	26,964,800
Short Term Government Income	518,798	487,749	(80,535)	926,012	74,760	—	(14,422)	(152,057)	8,611,915
Small Cap Growth	161,923	56,449	(42,423)	175,949	—	796,980	(16,008)	(362,828)	3,079,114
Small Cap Stock	350,230	24,471	(97,303)	277,398	—	79,456	253,341	292,417	3,079,114
Small Cap Value	195,366	81,518	(50,091)	226,793	45,938	231,531	(22,213)	325,440	4,935,006
Small Company Value	90,690	42,940	(20,835)	112,795	10,714	360,877	(25,801)	12,311	3,285,722
Spectrum Income	2,735,767	311,986	(190,520)	2,857,233	751,697	260,707	(18,569)	(1,096,656)	29,943,807
Strategic Equity Allocation	14,658,710	2,439,003	(2,657,448)	14,440,265	3,485,855	25,282,942	7,049,357	(18,490,618)	188,012,253
Strategic Growth	625,781	101,175	(199,959)	526,997	51,625	1,306,678	997,897	(762,594)	10,039,293
Strategic Income Opportunities	4,897,385	570,260	(352,394)	5,115,251	1,423,474	—	(34,156)	(2,308,403)	53,556,673
Total Return	3,846,343	677,331	(338,349)	4,185,325	1,165,051	—	(155,058)	(2,106,161)	55,497,410
U.S. High Yield Bond	619,231	76,817	(57,375)	638,673	294,159	—	(14,774)	(159,781)	7,108,430
Value Equity	604,610	66,812	(114,008)	557,414	101,436	287,293	85,668	(5,707)	6,761,429
					$18,270,171	$48,165,003	$14,729,194	($41,735,890)	$954,664,387

       25

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multimanager 2015 Lifetime Portfolio
Absolute Return Currency	985,685	123,119	(179,669)	929,135	—	—	($53,361)	($281,149)	$8,483,005
Asia Pacific Total Return Bond	692,689	57,612	(92,473)	657,828	$142,803	—	(22,677)	(131,463)	6,295,418
Blue Chip Growth	93,499	15,159	(39,216)	69,442	—	$412,888	714,348	(546,374)	2,800,578
Bond	2,109,556	208,269	(278,254)	2,039,571	898,722	—	(68,059)	(1,257,948)	31,470,578
Capital Appreciation	189,824	46,708	(83,495)	153,037	3,221	578,444	583,622	(623,656)	2,717,934
Capital Appreciation Value	1,483,564	174,201	(287,301)	1,370,464	233,976	1,512,931	412,407	(1,219,421)	15,897,386
Core Bond	2,012,770	205,259	(250,903)	1,967,126	435,728	—	(87,995)	(894,332)	24,884,149
Disciplined Value	188,411	20,139	(48,961)	159,589	41,396	161,582	85,928	45,517	3,437,541
Disciplined Value International	10,599	867	(2,334)	9,132	1,536	2,178	2,784	(590)	125,011
Diversified Real Assets	—	716,024	(43,407)	672,617	—	—	5,012	345,958	7,096,112
Emerging Markets	278,876	22,196	(60,621)	240,451	40,744	—	64,496	(4)	2,808,466
Emerging Markets Debt	1,117,555	192,328	(125,362)	1,184,521	447,447	—	(18,370)	(861,031)	10,790,984
Emerging Markets Equity	281,567	31,243	(75,210)	237,600	20,410	32,039	108,661	38,931	2,815,565
Equity Income	250,779	26,724	(57,631)	219,872	71,526	311,398	315,563	(320,487)	4,401,843
Financial Industries	84,547	15,298	(27,659)	72,186	36,784	87,545	53,736	(1,839)	1,451,657
Floating Rate Income	2,310,988	144,175	(708,959)	1,746,204	557,152	—	(463,846)	474,489	14,755,423
Fundamental Global Franchise	381,856	68,441	(98,727)	351,570	42,392	633,809	91,594	(661,822)	4,380,563
Fundamental Large Cap Core	58,112	8,151	(14,683)	51,580	22,604	204,187	57,058	(87,993)	2,633,687
Global Absolute Return Strategies	919,624	15,308	(95,476)	839,456	—	—	(9,269)	(161,133)	8,512,079
Global Bond	381,587	28,534	(55,136)	354,985	2,183	—	32,400	(43,558)	4,536,714
Global Equity	605,336	74,017	(118,031)	561,322	115,843	438,941	121,879	(498,848)	6,337,325
Global Income	373,323	38,231	(83,650)	327,904	141,742	—	(19,416)	(143,710)	2,977,372
Global Real Estate	207,369	13,724	(221,093)	—	29,401	—	13,876	(45,621)	—
Global Shareholder Yield	406,383	22,002	(69,034)	359,351	77,433	—	120,505	(176,829)	4,010,356
Global Short Duration Credit	495,067	48,408	(90,588)	452,887	166,122	—	(81,565)	(60,619)	4,017,105
Health Sciences	212,346	62,516	(70,919)	203,943	—	163,590	(15,112)	(56,324)	929,981
High Yield (JHAM)	1,315,776	128,416	(184,633)	1,259,559	191,456	—	(496)	(140,664)	4,295,098
High Yield (WAMCO)	285,980	29,033	(43,539)	271,474	104,033	—	(999)	(51,553)	2,177,224
International Growth	112,265	4,847	(27,210)	89,902	16,267	—	62,152	233,266	2,599,963
International Growth Stock	204,248	12,586	(36,481)	180,353	66,265	—	64,997	(97,615)	2,449,200
International Small Cap	129,104	5,985	(30,278)	104,811	30,270	—	209,877	(11,564)	2,397,033
International Small Company	222,503	15,546	(52,151)	185,898	48,941	—	213,913	(90,433)	2,394,363
International Value	163,850	15,408	(32,042)	147,216	61,528	—	97,848	(85,055)	2,471,753
International Value Equity	330,092	28,009	(66,834)	291,267	86,258	36,355	62,379	(80,106)	2,472,854
Mid Cap Stock	254,048	37,185	(84,907)	206,326	—	474,481	348,442	82,346	4,955,940
Mid Value	354,423	65,657	(77,302)	342,778	47,537	290,332	14,266	191,975	5,672,984
Natural Resources	222,340	24,970	(247,310)	—	38,053	—	(161,587)	455,261	—
Real Estate Equity	195,278	32,984	(228,262)	—	23,918	60,850	1,050,338	(1,215,543)	—
Real Return Bond	1,628,567	271,060	(227,856)	1,671,771	285,511	—	(24,589)	(356,002)	18,322,610
Science & Technology	92,175	171,785	(68,899)	195,061	—	793,460	(234,545)	(287,064)	1,115,747
Short Duration Credit Opportunities	1,495,532	111,228	(371,846)	1,234,914	349,904	—	(110,328)	(141,813)	11,768,728

       26

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Short Term Government Income	—	173,635	(19,071)	154,564	9,175	—	(1,990)	(19,246)	1,437,443
Small Cap Growth	48,274	17,300	(16,613)	48,961	—	226,868	266	(105,963)	856,823
Small Cap Stock	104,414	8,816	(36,039)	77,191	—	22,960	106,010	51,086	856,823
Small Cap Value	58,228	30,852	(21,329)	67,751	14,191	71,525	(8,461)	95,691	1,474,257
Small Company Value	27,035	15,802	(9,084)	33,753	3,314	111,637	(10,634)	3,052	983,221
Spectrum Income	1,284,124	106,678	(155,590)	1,235,212	334,617	114,571	18,133	(508,098)	12,945,026
Strategic Equity Allocation	5,279,543	940,350	(1,367,646)	4,852,247	1,211,566	8,787,500	3,312,677	(7,162,489)	63,176,261
Strategic Growth	186,810	30,202	(74,338)	142,674	14,442	365,537	440,876	(371,899)	2,717,934
Strategic Income Opportunities	2,298,727	183,744	(256,987)	2,225,484	633,068	—	5,662	(1,037,042)	23,300,818
Total Return	2,173,802	220,912	(260,960)	2,133,754	620,735	—	(92,172)	(1,104,953)	28,293,577
U.S. High Yield Bond	296,956	28,287	(43,170)	282,073	134,486	—	2,218	(79,941)	3,139,476
Value Equity	186,871	21,163	(47,536)	160,498	30,255	85,689	67,362	(38,847)	1,946,839
					$7,884,955	$15,981,297	$7,375,814	($19,043,070)	$382,788,827
Multimanager 2010 Lifetime Portfolio
Absolute Return Currency	627,338	114,497	(156,313)	585,522	—	—	($46,678)	($162,513)	$5,345,817
Asia Pacific Total Return Bond	463,278	46,292	(87,149)	422,421	$94,117	—	(21,364)	(78,561)	4,042,571
Blue Chip Growth	45,996	9,894	(22,472)	33,418	—	$203,438	372,253	(287,200)	1,347,733
Bond	1,294,448	152,309	(192,379)	1,254,378	566,820	—	(59,488)	(776,659)	19,355,053
Capital Appreciation	91,669	28,625	(48,030)	72,264	1,558	279,919	283,606	(300,096)	1,283,402
Capital Appreciation Value	838,478	117,445	(209,111)	746,812	130,444	843,472	266,475	(709,196)	8,663,015
Core Bond	1,490,544	155,393	(225,493)	1,420,444	323,206	—	(85,516)	(644,741)	17,968,610
Disciplined Value	87,160	12,133	(28,209)	71,084	19,052	74,367	75,821	(12,059)	1,531,140
Disciplined Value International	4,641	516	(1,329)	3,828	669	950	1,148	3	52,407
Diversified Real Assets	—	379,526	(27,365)	352,161	—	—	6,032	182,828	3,715,300
Emerging Markets	117,200	14,446	(34,817)	96,829	16,832	—	30,370	239	1,130,968
Emerging Markets Debt	708,030	146,864	(110,686)	744,208	285,660	—	(16,118)	(540,188)	6,779,734
Emerging Markets Equity	118,331	18,134	(40,754)	95,711	8,552	13,425	47,253	18,449	1,134,171
Equity Income	116,100	16,305	(34,410)	97,995	32,770	142,107	159,512	(156,741)	1,961,862
Floating Rate Income	1,400,079	92,259	(471,477)	1,020,861	334,441	—	(278,929)	288,214	8,626,277
Fundamental Global Franchise	222,070	49,639	(70,439)	201,270	24,922	372,612	50,875	(382,374)	2,507,825
Fundamental Large Cap Core	29,418	4,851	(9,241)	25,028	11,363	102,644	34,207	(47,849)	1,277,912
Global Absolute Return Strategies	593,393	16,910	(81,876)	528,427	—	—	(2,613)	(102,294)	5,358,255
Global Bond	276,400	31,860	(60,898)	247,362	1,567	—	35,403	(41,827)	3,161,288
Global Equity	352,212	48,315	(86,433)	314,094	66,877	253,405	75,689	(287,023)	3,546,124
Global Income	247,521	27,070	(61,472)	213,119	91,729	—	(25,681)	(81,276)	1,935,118
Global Real Estate	122,764	12,473	(135,237)	—	17,209	—	10,761	(27,737)	—
Global Shareholder Yield	279,592	22,267	(63,846)	238,013	52,932	—	109,920	(142,290)	2,656,221
Global Short Duration Credit	289,125	33,114	(64,269)	257,970	96,894	—	(58,244)	(23,597)	2,288,191
High Yield (JHAM)	889,660	99,524	(171,473)	817,711	127,278	—	(271)	(92,561)	2,788,396
High Yield (WAMCO)	193,236	22,381	(39,359)	176,258	69,246	—	11,327	(45,802)	1,413,586
International Growth	49,733	2,778	(14,506)	38,005	7,135	—	53,578	76,986	1,099,095
International Growth Stock	108,421	8,581	(25,212)	91,790	34,707	—	42,949	(56,344)	1,246,513

       27

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
International Small Cap	58,213	4,791	(17,681)	45,323	13,404	—	119,728	(28,454)	1,036,546
International Small Company	100,327	9,697	(29,473)	80,551	21,660	—	119,847	(61,892)	1,037,500
International Value	81,951	10,790	(21,766)	70,975	30,430	—	65,286	(55,021)	1,191,670
International Value Equity	153,610	17,476	(40,811)	130,275	39,946	16,836	38,933	(43,751)	1,106,032
Mid Cap Stock	118,783	22,954	(48,725)	93,012	—	218,994	199,627	2,265	2,234,149
Mid Value	165,702	37,889	(50,433)	153,158	21,618	132,034	13,124	87,653	2,534,766
Natural Resources	103,382	16,071	(119,453)	—	17,305	—	(26,117)	168,120	—
Real Estate Equity	116,552	23,793	(140,345)	—	13,936	35,454	582,079	(677,018)	—
Real Return Bond	1,053,084	173,549	(185,816)	1,040,817	183,654	—	(23,712)	(221,325)	11,407,349
Short Duration Credit Opportunities	872,196	61,637	(240,081)	693,752	202,293	—	(72,587)	(70,091)	6,611,454
Short Term Government Income	53,815	118,068	(23,475)	148,408	11,110	—	(4,929)	(20,405)	1,380,196
Small Cap Stock	86,843	11,541	(36,465)	61,919	—	18,720	59,902	70,098	687,298
Small Cap Value	40,369	22,747	(17,184)	45,932	9,808	49,436	(7,561)	67,240	999,471
Spectrum Income	764,922	78,583	(137,059)	706,446	196,020	67,344	29,684	(313,650)	7,403,553
Strategic Equity Allocation	2,604,501	519,556	(823,078)	2,300,979	588,422	4,267,830	1,849,571	(3,635,971)	29,958,746
Strategic Growth	90,214	18,333	(41,177)	67,370	7,040	178,176	226,659	(193,208)	1,283,402
Strategic Income Opportunities	1,368,525	138,789	(234,484)	1,272,830	370,683	—	54,238	(651,283)	13,326,525
Total Return	1,417,152	152,207	(214,260)	1,355,099	406,740	—	(77,437)	(706,271)	17,968,610
U.S. High Yield Bond	200,786	22,551	(40,220)	183,117	89,508	—	7,248	(58,338)	2,038,088
Value Equity	86,058	12,409	(27,305)	71,162	13,855	39,241	38,783	(24,169)	863,192
					$4,653,412	$7,310,404	$4,264,643	($10,797,680)	$215,285,131

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       28

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	LCQ3	05/18
This report is for the information of the shareholders of John Hancock Multimanager Lifetime Portfolios.		7/18

John Hancock

Multi-Index Lifetime Portfolios

Quarterly portfolio holdings 5/31/18

Portfolios' investments
MULTI-INDEX 2060 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.2%
Equity - 60.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	595,628	$7,755,083

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $7,989,280)		$7,755,083
UNAFFILIATED INVESTMENT COMPANIES - 39.6%
Exchange-traded funds - 39.6%
Financial Select Sector SPDR Fund	7,936	215,700
iShares Edge MSCI Min Vol USA ETF	12,167	639,498
iShares Global Infrastructure ETF	845	36,318
iShares JP Morgan USD Emerging Markets Bond ETF	503	54,747
iShares TIPS Bond ETF	192	21,596
PowerShares Senior Loan Portfolio	3,435	78,971
SPDR Bloomberg Barclays High Yield Bond ETF (D)	878	31,274
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	996	27,231
Vanguard Dividend Appreciation ETF	4,158	423,617
Vanguard Energy ETF	1,251	131,305
Vanguard FTSE All World ex-US Small-Cap ETF	2,002	239,139
Vanguard FTSE Developed Markets ETF	7,005	309,411
Vanguard FTSE Emerging Markets ETF	10,813	482,368
Vanguard Global ex-U.S. Real Estate ETF	597	36,053
Vanguard Health Care ETF	963	151,490
Vanguard Information Technology ETF	714	130,669
Vanguard Intermediate-Term Corporate Bond ETF	3,043	255,369
Vanguard Materials ETF	541	71,737
Vanguard Mid-Cap ETF	4,732	741,552
Vanguard Real Estate ETF (D)	1,401	110,525
Vanguard S&P 500 ETF	83	20,650
Vanguard Short-Term Bond ETF	2,255	176,567
Vanguard Short-Term Corporate Bond ETF	1,748	136,851
Vanguard Short-Term Inflation-Protected Securities ETF	880	43,155
Vanguard Small-Cap ETF	1,898	294,012
Vanguard Total Bond Market ETF	2,589	205,592
Xtrackers USD High Yield Corporate Bond ETF (D)	653	32,167
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $4,923,970)		$5,097,564

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	17,530	175,382

TOTAL SECURITIES LENDING COLLATERAL (Cost $175,381)		$175,382
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	68,933	68,933
MULTI-INDEX 2060 LIFETIME PORTFOLIO (continued)

Shares	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $68,933)	$68,933
Total investments (Cost $13,157,564) - 101.7%	$13,096,962
Other assets and liabilities, net - (1.7%)	(215,254)
TOTAL NET ASSETS - 100.0%	$12,881,708
MULTI-INDEX 2055 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.2%
Equity - 60.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,116,807	$40,580,832

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $40,325,304)		$40,580,832
UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Exchange-traded funds - 39.7%
Financial Select Sector SPDR Fund	41,454	1,126,720
iShares Edge MSCI Min Vol USA ETF	64,024	3,365,101
iShares Global Infrastructure ETF	4,435	190,616
iShares JP Morgan USD Emerging Markets Bond ETF	2,648	288,208
iShares TIPS Bond ETF	1,010	113,605
PowerShares Senior Loan Portfolio	18,006	413,958
SPDR Bloomberg Barclays High Yield Bond ETF (D)	4,605	164,030
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	5,221	142,742
Vanguard Dividend Appreciation ETF	21,882	2,229,338
Vanguard Energy ETF	6,585	691,162
Vanguard FTSE All World ex-US Small-Cap ETF	10,492	1,253,269
Vanguard FTSE Developed Markets ETF	36,714	1,621,657
Vanguard FTSE Emerging Markets ETF	56,677	2,528,361
Vanguard Global ex-U.S. Real Estate ETF	3,133	189,202
Vanguard Health Care ETF	5,093	801,180
Vanguard Information Technology ETF	3,770	689,948
Vanguard Intermediate-Term Corporate Bond ETF	15,978	1,340,874
Vanguard Materials ETF	2,839	376,451
Vanguard Mid-Cap ETF	24,891	3,900,669
Vanguard Real Estate ETF (D)	7,393	583,234
Vanguard S&P 500 ETF	438	108,970
Vanguard Short-Term Bond ETF	11,850	927,855
Vanguard Short-Term Corporate Bond ETF	9,186	719,172
Vanguard Short-Term Inflation-Protected Securities ETF	4,620	226,565
Vanguard Small-Cap ETF	10,016	1,552,380
Vanguard Total Bond Market ETF	13,622	1,081,723
Xtrackers USD High Yield Corporate Bond ETF (D)	3,426	168,765
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $24,210,675)		$26,795,755

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	92,482	925,234

TOTAL SECURITIES LENDING COLLATERAL (Cost $925,229)		$925,234
2	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2055 LIFETIME PORTFOLIO (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	122,413	$122,413

TOTAL SHORT-TERM INVESTMENTS (Cost $122,413)		$122,413
Total investments (Cost $65,583,621) - 101.5%		$68,424,234
Other assets and liabilities, net - (1.5%)		(988,223)
TOTAL NET ASSETS - 100.0%		$67,436,011
MULTI-INDEX 2050 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.2%
Equity - 60.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	4,545,197	$59,178,466

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $59,186,475)		$59,178,466
UNAFFILIATED INVESTMENT COMPANIES - 39.8%
Exchange-traded funds - 39.8%
Financial Select Sector SPDR Fund	60,495	1,644,254
iShares Edge MSCI Min Vol USA ETF	93,475	4,913,046
iShares Global Infrastructure ETF	6,487	278,811
iShares JP Morgan USD Emerging Markets Bond ETF	3,847	418,707
iShares TIPS Bond ETF	1,475	165,908
PowerShares Senior Loan Portfolio	26,286	604,315
SPDR Bloomberg Barclays High Yield Bond ETF (D)	6,723	239,473
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	7,619	208,303
Vanguard Dividend Appreciation ETF	31,949	3,254,964
Vanguard Energy ETF	9,628	1,010,555
Vanguard FTSE All World ex-US Small-Cap ETF	15,320	1,829,974
Vanguard FTSE Developed Markets ETF	53,590	2,367,070
Vanguard FTSE Emerging Markets ETF	82,714	3,689,872
Vanguard Global ex-U.S. Real Estate ETF	4,581	276,647
Vanguard Health Care ETF	7,404	1,164,723
Vanguard Information Technology ETF	5,479	1,002,712
Vanguard Intermediate-Term Corporate Bond ETF	23,311	1,956,259
Vanguard Materials ETF	4,150	550,290
Vanguard Mid-Cap ETF	36,341	5,694,998
Vanguard Real Estate ETF (D)	10,734	846,805
Vanguard S&P 500 ETF	639	158,977
Vanguard Short-Term Bond ETF	17,299	1,354,512
Vanguard Short-Term Corporate Bond ETF	13,428	1,051,278
Vanguard Short-Term Inflation-Protected Securities ETF	6,745	330,775
Vanguard Small-Cap ETF	14,577	2,259,290
Vanguard Total Bond Market ETF	19,886	1,579,147
Xtrackers USD High Yield Corporate Bond ETF (D)	4,999	246,251
MULTI-INDEX 2050 LIFETIME PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $35,452,181)		$39,097,916

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	133,297	$1,333,570

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,333,564)		$1,333,570
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	143,871	143,871

TOTAL SHORT-TERM INVESTMENTS (Cost $143,871)		$143,871
Total investments (Cost $96,116,091) - 101.5%		$99,753,823
Other assets and liabilities, net - (1.5%)		(1,425,990)
TOTAL NET ASSETS - 100.0%		$98,327,833
MULTI-INDEX 2045 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 60.2%
Equity - 60.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,744,828	$87,817,660

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $87,846,677)		$87,817,660
UNAFFILIATED INVESTMENT COMPANIES - 39.7%
Exchange-traded funds - 39.7%
Financial Select Sector SPDR Fund	89,770	2,439,949
iShares Edge MSCI Min Vol USA ETF	138,750	7,292,700
iShares Global Infrastructure ETF (D)	9,636	414,155
iShares JP Morgan USD Emerging Markets Bond ETF	5,708	621,259
iShares TIPS Bond ETF	2,190	246,331
PowerShares Senior Loan Portfolio	39,013	896,909
SPDR Bloomberg Barclays High Yield Bond ETF (D)	9,967	355,025
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	11,305	309,079
Vanguard Dividend Appreciation ETF	47,423	4,831,455
Vanguard Energy ETF	14,306	1,501,558
Vanguard FTSE All World ex-US Small-Cap ETF	22,740	2,716,293
Vanguard FTSE Developed Markets ETF	79,527	3,512,708
Vanguard FTSE Emerging Markets ETF	122,738	5,475,342
Vanguard Global ex-U.S. Real Estate ETF	6,805	410,954
Vanguard Health Care ETF	10,990	1,728,837
Vanguard Information Technology ETF	8,133	1,488,420
Vanguard Intermediate-Term Corporate Bond ETF	34,603	2,903,884
Vanguard Materials ETF	6,162	817,081
Vanguard Mid-Cap ETF	53,943	8,453,408
Vanguard Real Estate ETF (D)	15,943	1,257,743
Vanguard S&P 500 ETF	948	235,853
Vanguard Short-Term Bond ETF	25,678	2,010,587
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	3

MULTI-INDEX 2045 LIFETIME PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
Vanguard Short-Term Corporate Bond ETF	19,932	$1,560,476
Vanguard Short-Term Inflation-Protected Securities ETF	10,021	491,430
Vanguard Small-Cap ETF	21,637	3,353,517
Vanguard Total Bond Market ETF	29,520	2,344,183
Xtrackers USD High Yield Corporate Bond ETF (D)	7,419	365,460
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $52,675,347)		$58,034,596

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 1.8769% (E)(F)	226,397	2,264,992

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,264,915)		$2,264,992
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	180,307	180,307

TOTAL SHORT-TERM INVESTMENTS (Cost $180,307)		$180,307
Total investments (Cost $142,967,246) - 101.6%		$148,297,555
Other assets and liabilities, net - (1.6%)		(2,386,045)
TOTAL NET ASSETS - 100.0%		$145,911,510
MULTI-INDEX 2040 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 58.5%
Equity - 58.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	7,631,991	$99,368,528

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $98,527,704)		$99,368,528
UNAFFILIATED INVESTMENT COMPANIES - 41.5%
Exchange-traded funds - 41.5%
Financial Select Sector SPDR Fund	103,137	2,803,264
iShares Edge MSCI Min Vol USA ETF	159,786	8,398,352
iShares Global Infrastructure ETF	11,101	477,121
iShares JP Morgan USD Emerging Markets Bond ETF	7,458	811,729
iShares TIPS Bond ETF	2,835	318,881
PowerShares Senior Loan Portfolio	51,080	1,174,329
SPDR Bloomberg Barclays High Yield Bond ETF (D)	13,947	496,792
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	14,472	395,664
Vanguard Dividend Appreciation ETF	54,621	5,564,787
Vanguard Energy ETF	16,485	1,730,266
Vanguard FTSE All World ex-US Small-Cap ETF	26,187	3,128,037
Vanguard FTSE Developed Markets ETF	91,193	4,027,995
Vanguard FTSE Emerging Markets ETF	140,790	6,280,642
Vanguard Global ex-U.S. Real Estate ETF	7,839	473,397
Vanguard Health Care ETF	12,414	1,952,846
Vanguard Information Technology ETF	9,183	1,680,581
MULTI-INDEX 2040 LIFETIME PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
Vanguard Intermediate-Term Corporate Bond ETF	49,156	$4,125,172
Vanguard Materials ETF	7,094	940,664
Vanguard Mid-Cap ETF	62,122	9,735,139
Vanguard Real Estate ETF (D)	18,545	1,463,015
Vanguard S&P 500 ETF	1,394	346,813
Vanguard Short-Term Bond ETF	45,722	3,580,033
Vanguard Short-Term Corporate Bond ETF	28,763	2,251,855
Vanguard Short-Term Inflation-Protected Securities ETF	12,961	635,607
Vanguard Small-Cap ETF	24,919	3,862,196
Vanguard Total Bond Market ETF	41,756	3,315,844
Xtrackers USD High Yield Corporate Bond ETF (D)	8,629	425,065
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $63,708,791)		$70,396,086

SECURITIES LENDING COLLATERAL - 1.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	241,127	2,412,350

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,412,327)		$2,412,350
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	136,042	136,042

TOTAL SHORT-TERM INVESTMENTS (Cost $136,042)		$136,042
Total investments (Cost $164,784,864) - 101.5%		$172,313,006
Other assets and liabilities, net - (1.5%)		(2,497,968)
TOTAL NET ASSETS - 100.0%		$169,815,038
MULTI-INDEX 2035 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 54.4%
Equity - 54.4%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,595,970	$111,919,533

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $110,624,885)		$111,919,533
UNAFFILIATED INVESTMENT COMPANIES - 45.6%
Exchange-traded funds - 45.6%
Financial Select Sector SPDR Fund	118,007	3,207,430
iShares Edge MSCI Min Vol USA ETF	187,226	9,840,599
iShares Global Infrastructure ETF	12,679	544,943
iShares JP Morgan USD Emerging Markets Bond ETF	18,556	2,019,635
iShares TIPS Bond ETF	6,937	780,274
PowerShares Senior Loan Portfolio	151,536	3,483,813
SPDR Bloomberg Barclays High Yield Bond ETF (D)	40,925	1,457,749
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	39,086	1,068,611
Vanguard Dividend Appreciation ETF	64,180	6,538,658
Vanguard Energy ETF	18,892	1,982,904
4	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2035 LIFETIME PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
Vanguard FTSE All World ex-US Small-Cap ETF (D)	29,338	$3,504,424
Vanguard FTSE Developed Markets ETF	101,611	4,488,158
Vanguard FTSE Emerging Markets ETF	146,771	6,547,454
Vanguard Global ex-U.S. Real Estate ETF	8,971	541,759
Vanguard Health Care ETF	13,145	2,067,840
Vanguard Information Technology ETF (D)	9,620	1,760,556
Vanguard Intermediate-Term Corporate Bond ETF	90,298	7,577,808
Vanguard Materials ETF	8,118	1,076,447
Vanguard Mid-Cap ETF	70,257	11,009,974
Vanguard Real Estate ETF (D)	20,676	1,631,130
Vanguard S&P 500 ETF	2,638	656,308
Vanguard Short-Term Bond ETF (D)	68,925	5,396,828
Vanguard Short-Term Corporate Bond ETF (D)	51,076	3,998,740
Vanguard Short-Term Inflation-Protected Securities ETF (D)	31,816	1,560,257
Vanguard Small-Cap ETF	26,444	4,098,555
Vanguard Total Bond Market ETF	76,644	6,086,300
Xtrackers USD High Yield Corporate Bond ETF (D)	20,963	1,032,637
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $86,246,591)		$93,959,791

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust, 1.8769% (E)(F)	726,427	7,267,543

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,267,148)		$7,267,543
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,013	1,013

TOTAL SHORT-TERM INVESTMENTS (Cost $1,013)		$1,013
Total investments (Cost $204,139,637) - 103.5%		$213,147,880
Other assets and liabilities, net - (3.5%)		(7,228,459)
TOTAL NET ASSETS - 100.0%		$205,919,421
MULTI-INDEX 2030 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 47.7%
Equity - 47.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	8,508,138	$110,775,961

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $108,910,904)		$110,775,961
UNAFFILIATED INVESTMENT COMPANIES - 52.3%
Exchange-traded funds - 52.3%
Financial Select Sector SPDR Fund	121,155	3,292,993
iShares Edge MSCI Min Vol USA ETF	209,425	11,007,378
iShares Global Infrastructure ETF (D)	12,864	552,895
iShares JP Morgan USD Emerging Markets Bond ETF	37,516	4,083,241
iShares TIPS Bond ETF	14,416	1,621,512
MULTI-INDEX 2030 LIFETIME PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
PowerShares Senior Loan Portfolio	254,458	$5,849,989
SPDR Bloomberg Barclays High Yield Bond ETF (D)	88,506	3,152,584
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	76,741	2,098,099
Vanguard Dividend Appreciation ETF	72,065	7,341,982
Vanguard Energy ETF (D)	19,089	2,003,581
Vanguard FTSE All World ex-US Small-Cap ETF	28,245	3,373,865
Vanguard FTSE Developed Markets ETF	102,893	4,544,784
Vanguard FTSE Emerging Markets ETF	124,259	5,543,194
Vanguard Global ex-U.S. Real Estate ETF	9,126	551,119
Vanguard Health Care ETF	12,300	1,934,913
Vanguard Information Technology ETF	9,691	1,773,550
Vanguard Intermediate-Term Corporate Bond ETF	160,712	13,486,951
Vanguard Materials ETF	8,270	1,096,602
Vanguard Mid-Cap ETF	67,957	10,649,542
Vanguard Real Estate ETF (D)	21,574	1,701,973
Vanguard S&P 500 ETF	4,162	1,035,464
Vanguard Short-Term Bond ETF	109,762	8,594,365
Vanguard Short-Term Corporate Bond ETF	88,546	6,932,266
Vanguard Short-Term Inflation-Protected Securities ETF	65,890	3,231,246
Vanguard Small-Cap ETF	20,391	3,160,401
Vanguard Total Bond Market ETF	137,220	10,896,640
Xtrackers USD High Yield Corporate Bond ETF (D)	35,308	1,739,272
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $113,605,401)		$121,250,401

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock Collateral Trust, 1.8769% (E)(F)	728,589	7,289,170

TOTAL SECURITIES LENDING COLLATERAL (Cost $7,288,936)		$7,289,170
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	325,689	325,689

TOTAL SHORT-TERM INVESTMENTS (Cost $325,689)		$325,689
Total investments (Cost $230,130,930) - 103.3%		$239,641,221
Other assets and liabilities, net - (3.3%)		(7,586,275)
TOTAL NET ASSETS - 100.0%		$232,054,946
MULTI-INDEX 2025 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 40.6%
Equity - 40.6%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	6,642,082	$86,479,910

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $84,772,182)		$86,479,910
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	5

MULTI-INDEX 2025 LIFETIME PORTFOLIO (continued)

	Shares	Value

UNAFFILIATED INVESTMENT COMPANIES - 59.4%
Exchange-traded funds - 59.4%
Financial Select Sector SPDR Fund	96,137	$2,613,004
iShares Edge MSCI Min Vol USA ETF	185,094	9,728,541
iShares Global Infrastructure ETF (D)	10,350	444,843
iShares JP Morgan USD Emerging Markets Bond ETF	40,635	4,422,713
iShares TIPS Bond ETF	20,302	2,283,569
PowerShares Senior Loan Portfolio	408,816	9,398,680
SPDR Bloomberg Barclays High Yield Bond ETF (D)	129,898	4,626,967
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	106,147	2,902,059
Vanguard Dividend Appreciation ETF	63,222	6,441,057
Vanguard Energy ETF	14,416	1,513,103
Vanguard FTSE All World ex-US Small-Cap ETF	19,974	2,385,894
Vanguard FTSE Developed Markets ETF	62,840	2,775,643
Vanguard FTSE Emerging Markets ETF	75,099	3,350,166
Vanguard Global ex-U.S. Real Estate ETF	7,323	442,236
Vanguard Health Care ETF	9,426	1,482,804
Vanguard Information Technology ETF	7,442	1,361,960
Vanguard Intermediate-Term Corporate Bond ETF	212,797	17,857,924
Vanguard Materials ETF	6,593	874,232
Vanguard Mid-Cap ETF	50,763	7,955,070
Vanguard Real Estate ETF (D)	17,356	1,369,215
Vanguard S&P 500 ETF	2,249	559,529
Vanguard Short-Term Bond ETF	115,641	9,054,690
Vanguard Short-Term Corporate Bond ETF	113,321	8,871,901
Vanguard Short-Term Inflation-Protected Securities ETF	92,810	4,551,402
Vanguard Small-Cap ETF	15,880	2,461,241
Vanguard Total Bond Market ETF	182,439	14,487,481
Xtrackers USD High Yield Corporate Bond ETF (D)	43,333	2,134,584
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $120,648,617)		$126,350,508

SECURITIES LENDING COLLATERAL - 4.1%
John Hancock Collateral Trust, 1.8769% (E)(F)	866,864	8,672,542

TOTAL SECURITIES LENDING COLLATERAL (Cost $8,671,840)		$8,672,542
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	181,452	181,452

TOTAL SHORT-TERM INVESTMENTS (Cost $181,452)		$181,452
Total investments (Cost $214,274,091) - 104.2%		$221,684,412
Other assets and liabilities, net - (4.2%)		(8,874,726)
TOTAL NET ASSETS - 100.0%		$212,809,686
MULTI-INDEX 2020 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.0%
Equity - 33.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	3,565,519	$46,423,056

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $45,217,985)		$46,423,056
UNAFFILIATED INVESTMENT COMPANIES - 66.9%
Exchange-traded funds - 66.9%
Financial Select Sector SPDR Fund	49,004	1,331,929
iShares Edge MSCI Min Vol USA ETF	126,999	6,675,067
iShares Global Infrastructure ETF	6,068	260,803
iShares JP Morgan USD Emerging Markets Bond ETF	31,318	3,408,651
iShares TIPS Bond ETF	17,287	1,944,442
PowerShares Senior Loan Portfolio	339,704	7,809,795
SPDR Bloomberg Barclays High Yield Bond ETF (D)	111,469	3,970,526
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	89,991	2,460,354
Vanguard Dividend Appreciation ETF	43,534	4,435,244
Vanguard Energy ETF	8,087	848,812
Vanguard FTSE All World ex-US Small-Cap ETF	9,687	1,157,112
Vanguard FTSE Developed Markets ETF	24,731	1,092,368
Vanguard FTSE Emerging Markets ETF	26,902	1,200,098
Vanguard Global ex-U.S. Real Estate ETF	4,281	258,530
Vanguard Health Care ETF	3,893	612,408
Vanguard Information Technology ETF	3,893	712,458
Vanguard Intermediate-Term Bond ETF	10,890	883,724
Vanguard Intermediate-Term Corporate Bond ETF	185,042	15,528,725
Vanguard Materials ETF	3,871	513,295
Vanguard Mid-Cap ETF	24,663	3,864,939
Vanguard Real Estate ETF (D)	9,968	786,376
Vanguard S&P 500 ETF	28	6,966
Vanguard Short-Term Bond ETF	87,387	6,842,402
Vanguard Short-Term Corporate Bond ETF	100,357	7,856,950
Vanguard Short-Term Inflation-Protected Securities ETF (D)	79,260	3,886,910
Vanguard Small-Cap ETF	7,863	1,218,683
Vanguard Total Bond Market ETF	158,043	12,550,195
Xtrackers USD High Yield Corporate Bond ETF (D)	35,736	1,760,355
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $91,115,366)		$93,878,117

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	683,217	6,835,249

TOTAL SECURITIES LENDING COLLATERAL (Cost $6,834,853)		$6,835,249
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,013	1,013
6	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2020 LIFETIME PORTFOLIO (continued)

Shares	Value

TOTAL SHORT-TERM INVESTMENTS (Cost $1,013)	$1,013
Total investments (Cost $143,169,217) - 104.8%	$147,137,435
Other assets and liabilities, net - (4.8%)	(6,782,250)
TOTAL NET ASSETS - 100.0%	$140,355,185
MULTI-INDEX 2015 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 27.2%
Equity - 27.2%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	891,137	$11,602,601

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $11,134,830)		$11,602,601
UNAFFILIATED INVESTMENT COMPANIES - 72.8%
Exchange-traded funds - 72.8%
Financial Select Sector SPDR Fund	5,906	160,525
iShares Edge MSCI Min Vol USA ETF	39,103	2,055,254
iShares Global Infrastructure ETF	1,640	70,487
iShares JP Morgan USD Emerging Markets Bond ETF	10,869	1,182,982
iShares TIPS Bond ETF	6,102	686,353
PowerShares Senior Loan Portfolio	116,370	2,675,346
SPDR Bloomberg Barclays High Yield Bond ETF (D)	37,526	1,336,676
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	30,980	846,993
Vanguard Dividend Appreciation ETF	13,400	1,365,192
Vanguard Energy ETF	2,438	255,892
Vanguard FTSE Developed Markets ETF	4,566	201,680
Vanguard FTSE Emerging Markets ETF	5,812	259,273
Vanguard Global ex-U.S. Real Estate ETF	1,158	69,932
Vanguard Health Care ETF	656	103,195
Vanguard Information Technology ETF	683	124,996
Vanguard Intermediate-Term Bond ETF	9,995	811,094
Vanguard Intermediate-Term Corporate Bond ETF	69,348	5,819,684
Vanguard Materials ETF	1,050	139,230
Vanguard Mid-Cap ETF	5,923	928,193
Vanguard Real Estate ETF (D)	2,741	216,237
Vanguard S&P 500 ETF	9	2,239
Vanguard Short-Term Bond ETF	23,828	1,865,732
Vanguard Short-Term Corporate Bond ETF	38,241	2,993,888
Vanguard Short-Term Inflation-Protected Securities ETF	27,736	1,360,173
Vanguard Small-Cap ETF	1,622	251,397
Vanguard Total Bond Market ETF	59,151	4,697,181
Xtrackers USD High Yield Corporate Bond ETF	12,954	638,114
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $30,437,896)		$31,117,938

SECURITIES LENDING COLLATERAL - 3.7%
John Hancock Collateral Trust, 1.8769% (E)(F)	156,996	1,570,666

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,570,646)		$1,570,666
MULTI-INDEX 2015 LIFETIME PORTFOLIO (continued)

	Shares	Value

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	63,434	$63,434

TOTAL SHORT-TERM INVESTMENTS (Cost $63,434)		$63,434
Total investments (Cost $43,206,806) - 103.8%		$44,354,639
Other assets and liabilities, net - (3.8%)		(1,617,732)
TOTAL NET ASSETS - 100.0%		$42,736,907
MULTI-INDEX 2010 LIFETIME PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 22.9%
Equity - 22.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	488,611	$6,361,722

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $6,171,151)		$6,361,722
UNAFFILIATED INVESTMENT COMPANIES - 78.4%
Exchange-traded funds - 78.4%
iShares Edge MSCI Min Vol USA ETF	25,934	1,363,091
iShares Global Infrastructure ETF	1,020	43,840
iShares JP Morgan USD Emerging Markets Bond ETF	7,928	862,884
iShares TIPS Bond ETF	4,440	499,411
PowerShares Senior Loan Portfolio	79,520	1,828,165
SPDR Bloomberg Barclays High Yield Bond ETF (D)	28,497	1,015,063
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	22,585	617,474
Vanguard Dividend Appreciation ETF	8,891	905,815
Vanguard Energy ETF	1,494	156,810
Vanguard FTSE Developed Markets ETF	2,133	94,215
Vanguard FTSE Emerging Markets ETF	2,208	98,499
Vanguard Global ex-U.S. Real Estate ETF	721	43,541
Vanguard Intermediate-Term Bond ETF	9,693	786,587
Vanguard Intermediate-Term Corporate Bond ETF	51,097	4,288,060
Vanguard Materials ETF	653	86,588
Vanguard Mid-Cap ETF	3,058	479,219
Vanguard Real Estate ETF (D)	1,678	132,377
Vanguard S&P 500 ETF	6	1,493
Vanguard Short-Term Bond ETF	16,276	1,274,411
Vanguard Short-Term Corporate Bond ETF	28,590	2,238,311
Vanguard Short-Term Inflation-Protected Securities ETF	20,359	998,405
Vanguard Small-Cap ETF	671	103,997
Vanguard Total Bond Market ETF	43,488	3,453,382
Xtrackers USD High Yield Corporate Bond ETF (D)	8,619	424,572
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $21,595,131)		$21,796,210
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS	7

MULTI-INDEX 2010 LIFETIME PORTFOLIO (continued)

	Shares	Value

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral Trust, 1.8769% (E)(F)	158,032	$1,581,036

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,581,005)		$1,581,036
SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	149,762	149,762

TOTAL SHORT-TERM INVESTMENTS (Cost $149,762)		$149,762
Total investments (Cost $29,497,049) - 107.5%		$29,888,730
Other assets and liabilities, net - (7.5%)		(2,096,283)
TOTAL NET ASSETS - 100.0%		$27,792,447
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
8	JOHN HANCOCK MULTI-INDEX LIFETIME PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the portfolios' Valuation Policies and Procedures.

In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds, including John Hancock Collateral Trust, and other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Lifetime Portfolio
John Hancock Collateral Trust	—	45,684	(28,154)	17,530	—	—	($26)	$1	$175,382
Strategic Equity Allocation	256,234	425,625	(86,231)	595,628	$100,169	$726,530	(23,686)	(455,492)	7,755,083
					$100,169	$726,530	($23,712)	($455,491)	$7,930,465
Multi-Index 2055 Lifetime Portfolio
John Hancock Collateral Trust	—	246,708	(154,226)	92,482	—	—	($158)	$5	$925,234
Strategic Equity Allocation	2,367,705	892,318	(143,216)	3,116,807	$654,918	$4,750,124	(54,605)	(2,359,238)	40,580,832
					$654,918	$4,750,124	($54,763)	($2,359,233)	$41,506,066
Multi-Index 2050 Lifetime Portfolio
John Hancock Collateral Trust	—	481,667	(348,370)	133,297	—	—	($194)	$6	$1,333,570
Strategic Equity Allocation	3,484,191	1,218,813	(157,807)	4,545,197	$958,261	$6,950,281	(15,139)	(3,488,178)	59,178,466
					$958,261	$6,950,281	($15,333)	($3,488,172)	$60,512,036
Multi-Index 2045 Lifetime Portfolio
John Hancock Collateral Trust	—	1,026,969	(800,572)	226,397	—	—	($306)	$77	$2,264,992
Strategic Equity Allocation	5,270,021	1,695,513	(220,706)	6,744,828	$1,407,634	$10,209,584	24,873	(5,046,763)	87,817,660
					$1,407,634	$10,209,584	$24,567	($5,046,686)	$90,082,652
Multi-Index 2040 Lifetime Portfolio
John Hancock Collateral Trust	—	1,566,792	(1,325,665)	241,127	—	—	($262)	$23	$2,412,350
Strategic Equity Allocation	6,421,650	1,686,320	(475,979)	7,631,991	$1,682,631	$12,204,138	25,988	(5,890,886)	99,368,528
					$1,682,631	$12,204,138	$25,726	($5,890,863)	$101,780,878
Multi-Index 2035 Lifetime Portfolio
John Hancock Collateral Trust	—	3,207,491	(2,481,064)	726,427	—	—	($1,025)	$395	$7,267,543
Strategic Equity Allocation	7,267,403	1,826,537	(497,970)	8,595,970	$1,886,111	$13,679,983	39,729	(6,524,348)	111,919,533

       9

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
					$1,886,111	$13,679,983	$38,704	($6,523,953)	$119,187,076
Multi-Index 2030 Lifetime Portfolio
John Hancock Collateral Trust	—	2,775,663	(2,047,074)	728,589	—	—	($1,277)	$234	$7,289,170
Strategic Equity Allocation	7,430,309	1,793,907	(716,078)	8,508,138	$1,864,140	$13,520,629	170,198	(6,473,985)	110,775,961
					$1,864,140	$13,520,629	$168,921	($6,473,751)	$118,065,131
Multi-Index 2025 Lifetime Portfolio
John Hancock Collateral Trust	—	4,070,044	(3,203,180)	866,864	—	—	($2,207)	$702	$8,672,542
Strategic Equity Allocation	6,164,889	1,339,161	(861,968)	6,642,082	$1,503,506	$10,904,944	538,096	(5,463,241)	86,479,910
					$1,503,506	$10,904,944	$535,889	($5,462,539)	$95,152,452
Multi-Index 2020 Lifetime Portfolio
John Hancock Collateral Trust	—	2,903,738	(2,220,521)	683,217	—	—	($1,656)	$396	$6,835,249
Strategic Equity Allocation	3,591,947	650,681	(677,109)	3,565,519	$868,542	$6,299,547	401,474	(3,272,011)	46,423,056
					$868,542	$6,299,547	$399,818	($3,271,615)	$53,258,305
Multi-Index 2015 Lifetime Portfolio
John Hancock Collateral Trust	—	726,850	(569,854)	156,996	—	—	($412)	$20	$1,570,666
Strategic Equity Allocation	923,916	193,534	(226,313)	891,137	$220,516	$1,599,408	231,856	(941,703)	11,602,601
					$220,516	$1,599,408	$231,444	($941,683)	$13,173,267
Multi-Index 2010 Lifetime Portfolio
John Hancock Collateral Trust	—	723,945	(565,913)	158,032	—	—	($178)	$31	$1,581,036
Strategic Equity Allocation	532,210	130,791	(174,390)	488,611	$123,853	$898,308	166,201	(550,821)	6,361,722
					$123,853	$898,308	$166,023	($550,790)	$7,942,758

For additional information on the portfolios' significant accounting policies, please refer to the portfolios' most recent semiannual or annual shareholder report.

       10

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RL2Q3	05/18
This report is for the information of the shareholders of John Hancock Multi-Index Lifetime Portfolios.		7/18

John Hancock

Multi-Index Preservation Portfolios

Quarterly portfolio holdings 5/31/18

Portfolios' investments
MULTI-INDEX 2060 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.4%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	2,694,780	$35,086,036
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	46,845	435,657

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $36,286,098)		$35,521,693
UNAFFILIATED INVESTMENT COMPANIES - 28.5%
Exchange-traded funds - 28.5%
Financial Select Sector SPDR Fund	13,171	357,988
iShares Edge MSCI Min Vol USA ETF	24,093	1,266,328
iShares iBoxx $ Investment Grade Corporate Bond ETF	2,153	248,650
PowerShares Senior Loan Portfolio	43,279	994,984
SPDR Bloomberg Barclays High Yield Bond ETF (D)	71,536	2,548,112
Vanguard Dividend Appreciation ETF	8,242	839,695
Vanguard Energy ETF	3,103	325,692
Vanguard FTSE Emerging Markets ETF	28,521	1,272,322
Vanguard Health Care ETF	2,691	423,321
Vanguard Information Technology ETF	3,849	704,405
Vanguard Intermediate-Term Corporate Bond ETF	12,770	1,071,658
Vanguard Materials ETF	796	105,550
Vanguard Real Estate ETF (D)	4,062	320,451
Vanguard Total Bond Market ETF	43,839	3,481,255
Xtrackers USD High Yield Corporate Bond ETF	3,840	189,158
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $13,914,992)		$14,149,569

SECURITIES LENDING COLLATERAL - 5.7%
John Hancock Collateral Trust, 1.8769% (E)(F)	286,356	2,864,847

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,864,771)		$2,864,847
SHORT-TERM INVESTMENTS - 0.3%
Money market funds - 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	131,988	131,988

TOTAL SHORT-TERM INVESTMENTS (Cost $131,988)		$131,988
Total investments (Cost $53,197,849) - 105.9%		$52,668,097
Other assets and liabilities, net - (5.9%)		(2,920,725)
TOTAL NET ASSETS - 100.0%		$49,747,372
MULTI-INDEX 2055 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.4%
Equity - 70.5%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	12,940,806	$168,489,290
MULTI-INDEX 2055 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	225,998	$2,101,782

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $168,189,449)		$170,591,072
UNAFFILIATED INVESTMENT COMPANIES - 28.7%
Exchange-traded funds - 28.7%
Financial Select Sector SPDR Fund	62,873	1,708,888
iShares Edge MSCI Min Vol USA ETF	117,130	6,156,353
iShares iBoxx $ Investment Grade Corporate Bond ETF	10,514	1,214,262
PowerShares Senior Loan Portfolio	208,460	4,792,495
SPDR Bloomberg Barclays High Yield Bond ETF (D)	344,701	12,278,250
Vanguard Dividend Appreciation ETF	39,989	4,074,079
Vanguard Energy ETF (D)	14,953	1,569,467
Vanguard FTSE Emerging Markets ETF	136,960	6,109,786
Vanguard Health Care ETF	13,049	2,052,738
Vanguard Information Technology ETF	18,719	3,425,764
Vanguard Intermediate-Term Corporate Bond ETF (D)	62,215	5,221,083
Vanguard Materials ETF	3,824	507,062
Vanguard Real Estate ETF (D)	19,674	1,552,082
Vanguard Total Bond Market ETF	213,671	16,967,614
Xtrackers USD High Yield Corporate Bond ETF (D)	18,765	924,364
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $64,542,603)		$68,554,287

SECURITIES LENDING COLLATERAL - 6.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	1,524,099	15,247,849

TOTAL SECURITIES LENDING COLLATERAL (Cost $15,246,621)		$15,247,849
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	142,755	142,755

TOTAL SHORT-TERM INVESTMENTS (Cost $142,755)		$142,755
Total investments (Cost $248,121,428) - 106.6%		$254,535,963
Other assets and liabilities, net - (6.6%)		(15,735,530)
TOTAL NET ASSETS - 100.0%		$238,800,433
MULTI-INDEX 2050 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 71.6%
Equity - 70.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	32,272,662	$420,190,053
Fixed income - 0.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	559,350	5,201,956

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $387,970,995)		$425,392,009
2	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2050 PRESERVATION PORTFOLIO (continued)

	Shares	Value

UNAFFILIATED INVESTMENT COMPANIES - 28.6%
Exchange-traded funds - 28.6%
Financial Select Sector SPDR Fund	156,143	$4,243,967
iShares Edge MSCI Min Vol USA ETF	290,127	15,249,075
iShares iBoxx $ Investment Grade Corporate Bond ETF	25,986	3,001,123
PowerShares Senior Loan Portfolio	518,147	11,912,200
SPDR Bloomberg Barclays High Yield Bond ETF (D)	856,666	30,514,443
Vanguard Dividend Appreciation ETF	99,051	10,091,316
Vanguard Energy ETF	37,296	3,914,588
Vanguard FTSE Emerging Markets ETF	340,143	15,173,779
Vanguard Health Care ETF	32,418	5,099,676
Vanguard Information Technology ETF	46,366	8,485,440
Vanguard Intermediate-Term Corporate Bond ETF	153,781	12,905,302
Vanguard Materials ETF	9,528	1,263,413
Vanguard Real Estate ETF (D)	48,628	3,836,263
Vanguard Total Bond Market ETF	527,693	41,904,101
Xtrackers USD High Yield Corporate Bond ETF (D)	46,456	2,288,423
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $156,366,053)		$169,883,109

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral Trust, 1.8769% (E)(F)	3,703,455	37,051,215

TOTAL SECURITIES LENDING COLLATERAL (Cost $37,046,374)		$37,051,215
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	105,276	105,276

TOTAL SHORT-TERM INVESTMENTS (Cost $105,276)		$105,276
Total investments (Cost $581,488,698) - 106.4%		$632,431,609
Other assets and liabilities, net - (6.4%)		(38,202,735)
TOTAL NET ASSETS - 100.0%		$594,228,874
MULTI-INDEX 2045 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 70.5%
Equity - 69.8%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	41,885,726	$545,352,149
Fixed income - 0.7%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	582,481	5,417,077

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $490,980,199)		$550,769,226
UNAFFILIATED INVESTMENT COMPANIES - 29.8%
Exchange-traded funds - 29.8%
Financial Select Sector SPDR Fund	204,229	5,550,944
iShares Edge MSCI Min Vol USA ETF	377,298	19,830,783
MULTI-INDEX 2045 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	54,473	$6,291,087
PowerShares Senior Loan Portfolio	718,928	16,528,155
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,186,996	42,280,798
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	137,389	4,151,896
Vanguard Dividend Appreciation ETF	129,731	13,216,994
Vanguard Energy ETF (D)	48,407	5,080,799
Vanguard FTSE Emerging Markets ETF	441,111	19,677,962
Vanguard Health Care ETF	42,238	6,644,460
Vanguard Information Technology ETF	60,755	11,118,771
Vanguard Intermediate-Term Bond ETF (D)	67,773	5,499,779
Vanguard Intermediate-Term Corporate Bond ETF	204,327	17,147,122
Vanguard Materials ETF	12,360	1,638,936
Vanguard Real Estate ETF (D)	63,539	5,012,592
Vanguard Total Bond Market ETF	620,601	49,281,925
Xtrackers USD High Yield Corporate Bond ETF (D)	65,172	3,210,373
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $211,385,426)		$232,163,376

SECURITIES LENDING COLLATERAL - 7.0%
John Hancock Collateral Trust, 1.8769% (E)(F)	5,444,428	54,468,779

TOTAL SECURITIES LENDING COLLATERAL (Cost $54,461,411)		$54,468,779
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	409,668	409,668

TOTAL SHORT-TERM INVESTMENTS (Cost $409,668)		$409,668
Total investments (Cost $757,236,704) - 107.3%		$837,811,049
Other assets and liabilities, net - (7.3%)		(56,710,725)
TOTAL NET ASSETS - 100.0%		$781,100,324
MULTI-INDEX 2040 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.5%
Equity - 66.9%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	50,205,795	$653,679,455
Fixed income - 0.6%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	680,904	6,332,411

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $580,413,671)		$660,011,866
UNAFFILIATED INVESTMENT COMPANIES - 32.6%
Exchange-traded funds - 32.6%
Financial Select Sector SPDR Fund	240,259	6,530,240
iShares Edge MSCI Min Vol USA ETF	456,010	23,967,886
iShares iBoxx $ Investment Grade Corporate Bond ETF	79,635	9,197,046
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	3

MULTI-INDEX 2040 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
PowerShares Senior Loan Portfolio	9,271,620	$21,315,454
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,314,368	46,817,788
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	481,845	14,561,356
Vanguard Dividend Appreciation ETF	156,064	15,899,800
Vanguard Energy ETF	55,948	5,872,302
Vanguard FTSE Emerging Markets ETF	558,297	24,905,629
Vanguard Health Care ETF	50,994	8,021,866
Vanguard Information Technology ETF	72,600	13,286,526
Vanguard Intermediate-Term Bond ETF	260,744	21,159,375
Vanguard Intermediate-Term Corporate Bond ETF	264,923	22,232,338
Vanguard Materials ETF	14,917	1,977,994
Vanguard Real Estate ETF (D)	75,366	5,945,624
Vanguard Total Bond Market ETF	919,044	72,981,284
Xtrackers USD High Yield Corporate Bond ETF (D)	71,588	3,526,425
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $293,285,705)		$318,198,933

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	5,707,950	57,105,182

TOTAL SECURITIES LENDING COLLATERAL (Cost $57,100,168)		$57,105,182
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,015	1,015

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015)		$1,015
Total investments (Cost $930,800,559) - 106.0%		$1,035,316,996
Other assets and liabilities, net - (6.0%)		(58,410,440)
TOTAL NET ASSETS - 100.0%		$976,906,556
MULTI-INDEX 2035 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 61.3%
Equity - 60.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	56,980,454	$741,885,508
Fixed income - 1.2%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,675,053	15,577,989

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $650,981,039)		$757,463,497
UNAFFILIATED INVESTMENT COMPANIES - 39.0%
Exchange-traded funds - 39.0%
Financial Select Sector SPDR Fund	273,423	7,431,637
iShares Edge MSCI Min Vol USA ETF	509,283	26,767,914
iShares iBoxx $ Investment Grade Corporate Bond ETF	131,167	15,148,477
PowerShares Senior Loan Portfolio	1,238,149	28,465,046
MULTI-INDEX 2035 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,561,874	$55,633,952
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	1,516,135	45,817,600
Vanguard Dividend Appreciation ETF	173,906	17,717,543
Vanguard Energy ETF	65,307	6,854,623
Vanguard FTSE Emerging Markets ETF	639,934	28,547,456
Vanguard Health Care ETF	57,114	8,984,603
Vanguard Information Technology ETF	82,353	15,071,423
Vanguard Intermediate-Term Bond ETF	456,526	37,047,085
Vanguard Intermediate-Term Corporate Bond ETF	710,507	59,625,746
Vanguard Materials ETF	16,676	2,211,238
Vanguard Real Estate ETF (D)	85,858	6,773,338
Vanguard Short-Term Corporate Bond ETF	50,496	3,953,332
Vanguard Total Bond Market ETF	1,397,195	110,951,255
Xtrackers USD High Yield Corporate Bond ETF	84,989	4,186,558
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $456,748,306)		$481,188,826

SECURITIES LENDING COLLATERAL - 5.0%
John Hancock Collateral Trust, 1.8769% (E)(F)	6,221,515	62,243,144

TOTAL SECURITIES LENDING COLLATERAL (Cost $62,237,044)		$62,243,144
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	532,103	532,103

TOTAL SHORT-TERM INVESTMENTS (Cost $532,103)		$532,103
Total investments (Cost $1,170,498,492) - 105.4%		$1,301,427,570
Other assets and liabilities, net - (5.4%)		(66,299,343)
TOTAL NET ASSETS - 100.0%		$1,235,128,227
MULTI-INDEX 2030 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 49.0%
Equity - 47.7%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	52,370,144	$681,859,272
Fixed income - 1.3%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	2,016,915	18,757,306

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $585,614,250)		$700,616,578
UNAFFILIATED INVESTMENT COMPANIES - 51.4%
Exchange-traded funds - 51.4%
Financial Select Sector SPDR Fund	244,717	6,651,408
iShares Edge MSCI Min Vol USA ETF	516,327	27,138,147
iShares iBoxx $ Investment Grade Corporate Bond ETF	257,879	29,782,446
PowerShares Senior Loan Portfolio (D)	1,501,759	34,525,439
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,672,570	59,576,943
4	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

MULTI-INDEX 2030 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF (D)	1,546,490	$46,734,928
Vanguard Dividend Appreciation ETF (D)	177,000	18,032,760
Vanguard Energy ETF	57,523	6,037,614
Vanguard FTSE Emerging Markets ETF	712,937	31,804,120
Vanguard Health Care ETF	51,132	8,043,575
Vanguard Information Technology ETF	73,596	13,468,804
Vanguard Intermediate-Term Bond ETF (D)	910,167	73,860,052
Vanguard Intermediate-Term Corporate Bond ETF	1,100,362	92,342,380
Vanguard Materials ETF (D)	15,084	2,000,138
Vanguard Real Estate ETF (D)	75,564	5,961,244
Vanguard Short-Term Bond ETF (D)	671,180	52,553,394
Vanguard Short-Term Corporate Bond ETF	597,354	46,766,845
Vanguard Total Bond Market ETF	2,205,778	175,160,831
Xtrackers USD High Yield Corporate Bond ETF (D)	90,917	4,478,571
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $717,672,214)		$734,919,639

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 1.8769% (E)(F)	7,852,113	78,556,466

TOTAL SECURITIES LENDING COLLATERAL (Cost $78,547,651)		$78,556,466
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,015	1,015

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015)		$1,015
Total investments (Cost $1,381,835,130) - 105.9%		$1,514,093,698
Other assets and liabilities, net - (5.9%)		(83,784,573)
TOTAL NET ASSETS - 100.0%		$1,430,309,125
MULTI-INDEX 2025 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 33.1%
Equity - 31.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	32,830,315	$427,450,699
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	3,006,470	27,960,169

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $366,459,058)		$455,410,868
UNAFFILIATED INVESTMENT COMPANIES - 67.3%
Exchange-traded funds - 67.3%
Financial Select Sector SPDR Fund	162,526	4,417,457
iShares Edge MSCI Min Vol USA ETF	397,193	20,876,464
iShares iBoxx $ Investment Grade Corporate Bond ETF	318,530	36,787,030
PowerShares Senior Loan Portfolio	1,370,561	31,509,197
SPDR Bloomberg Barclays High Yield Bond ETF (D)	1,317,835	46,941,283
MULTI-INDEX 2025 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays Short Term Corporate Bond ETF (D)	2,320,496	$70,125,389
Vanguard Dividend Appreciation ETF	136,161	13,872,083
Vanguard Energy ETF	38,350	4,025,216
Vanguard FTSE Emerging Markets ETF	453,309	20,222,114
Vanguard Health Care ETF (D)	34,092	5,363,013
Vanguard Information Technology ETF	48,747	8,921,188
Vanguard Intermediate-Term Bond ETF (D)	925,907	75,137,353
Vanguard Intermediate-Term Corporate Bond ETF	1,836,703	154,136,114
Vanguard Materials ETF	10,020	1,328,652
Vanguard Real Estate ETF (D)	50,383	3,974,715
Vanguard Short-Term Bond ETF (D)	1,340,893	104,991,922
Vanguard Short-Term Corporate Bond ETF	895,669	70,121,926
Vanguard Total Bond Market ETF	3,127,774	248,376,533
Xtrackers USD High Yield Corporate Bond ETF (D)	71,460	3,520,120
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $922,737,220)		$924,647,769

SECURITIES LENDING COLLATERAL - 4.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	6,686,144	66,891,530

TOTAL SECURITIES LENDING COLLATERAL (Cost $66,881,565)		$66,891,530
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,015	1,015

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015)		$1,015
Total investments (Cost $1,356,078,858) - 105.3%		$1,446,951,182
Other assets and liabilities, net - (5.3%)		(72,848,366)
TOTAL NET ASSETS - 100.0%		$1,374,102,816
MULTI-INDEX 2020 PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 15.0%
Equity - 13.1%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	7,622,844	$99,249,432
Fixed income - 1.9%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	1,571,891	14,618,583

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $91,355,439)		$113,868,015
UNAFFILIATED INVESTMENT COMPANIES - 85.2%
Exchange-traded funds - 85.2%
Financial Select Sector SPDR Fund	34,305	932,410
iShares Edge MSCI Min Vol USA ETF	112,317	5,903,382
iShares iBoxx $ Investment Grade Corporate Bond ETF	219,021	25,294,735
iShares TIPS Bond ETF	43,487	4,891,418
PowerShares Senior Loan Portfolio	744,660	17,119,733
SEE NOTES TO PORTFOLIOS' INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS	5

MULTI-INDEX 2020 PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
SPDR Bloomberg Barclays High Yield Bond ETF (D)	672,926	$23,969,624
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,042,030	61,710,147
Vanguard Dividend Appreciation ETF	38,470	3,919,324
Vanguard Energy ETF	7,961	835,587
Vanguard FTSE Emerging Markets ETF	107,278	4,785,672
Vanguard Health Care ETF	7,299	1,148,206
Vanguard Information Technology ETF	10,534	1,927,827
Vanguard Intermediate-Term Bond ETF	722,968	58,668,853
Vanguard Intermediate-Term Corporate Bond ETF	1,082,198	90,818,054
Vanguard Materials ETF	2,117	280,714
Vanguard Real Estate ETF (D)	10,790	851,223
Vanguard Short-Term Bond ETF	1,056,861	82,752,216
Vanguard Short-Term Corporate Bond ETF	911,027	71,324,304
Vanguard Short-Term Inflation-Protected Securities ETF	99,552	4,882,030
Vanguard Total Bond Market ETF	2,292,560	182,052,190
Xtrackers USD High Yield Corporate Bond ETF (D)	36,426	1,794,345
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $654,741,852)		$645,861,994

SECURITIES LENDING COLLATERAL - 3.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	2,571,824	25,729,811

TOTAL SECURITIES LENDING COLLATERAL (Cost $25,726,803)		$25,729,811
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,015	1,015

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015)		$1,015
Total investments (Cost $771,825,109) - 103.6%		$785,460,835
Other assets and liabilities, net - (3.6%)		(27,356,482)
TOTAL NET ASSETS - 100.0%		$758,104,353
MULTI-INDEX INCOME PRESERVATION PORTFOLIO

As of 5-31-18 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (A) - 7.0%
Equity - 5.0%
Strategic Equity Allocation, Class NAV, JHF II (JHAM) (B)(C)	1,657,080	$21,575,176
Fixed income - 2.0%
Short Term Government Income, Class NAV, JHF II (JHAM) (B)(C)	936,023	8,705,018

TOTAL AFFILIATED INVESTMENT COMPANIES (Cost $25,407,256)		$30,280,194
UNAFFILIATED INVESTMENT COMPANIES - 93.1%
Exchange-traded funds - 93.1%
Financial Select Sector SPDR Fund	21,402	581,706
iShares Edge MSCI Min Vol USA ETF	299,379	15,735,360
MULTI-INDEX INCOME PRESERVATION PORTFOLIO (continued)

	Shares	Value
Exchange-traded funds - (continued)
iShares iBoxx $ Investment Grade Corporate Bond ETF	94,308	$10,891,631
iShares TIPS Bond ETF	48,560	5,462,029
PowerShares Senior Loan Portfolio	376,201	8,648,861
SPDR Bloomberg Barclays High Yield Bond ETF (D)	339,605	12,096,730
SPDR Bloomberg Barclays Short Term Corporate Bond ETF	2,377,298	71,841,946
Vanguard Dividend Appreciation ETF	67,135	6,839,714
Vanguard Energy ETF	3,509	368,305
Vanguard FTSE Emerging Markets ETF	18,450	823,055
Vanguard Health Care ETF	2,362	371,566
Vanguard Information Technology ETF	3,449	631,201
Vanguard Intermediate-Term Corporate Bond ETF	155,739	13,069,615
Vanguard Short-Term Bond ETF	946,283	74,093,959
Vanguard Short-Term Corporate Bond ETF	918,226	71,887,914
Vanguard Short-Term Inflation-Protected Securities ETF	111,058	5,446,284
Vanguard Total Bond Market ETF	1,262,959	100,291,574
Xtrackers USD High Yield Corporate Bond ETF	18,359	904,364
TOTAL UNAFFILIATED INVESTMENT COMPANIES (Cost $398,562,370)		$399,985,814

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	1,223,594	12,241,451

TOTAL SECURITIES LENDING COLLATERAL (Cost $12,238,824)		$12,241,451
SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 1.6659% (E)	1,015	1,015

TOTAL SHORT-TERM INVESTMENTS (Cost $1,015)		$1,015
Total investments (Cost $436,209,465) - 103.0%		$442,508,474
Other assets and liabilities, net - (3.0%)		(12,757,942)
TOTAL NET ASSETS - 100.0%		$429,750,532
Percentages are based upon net assets.
Security Abbreviations and Legend
JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds' subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
6	JOHN HANCOCK MULTI-INDEX PRESERVATION PORTFOLIOS | QUARTERLY REPORT	SEE NOTES TO PORTFOLIOS' INVESTMENTS

Notes to Portfolios' investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective NAVs each business day. Exchange-traded funds (ETFs) held by the portfolios are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

The portfolios uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies.] Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments are categorized as Level 1 under the hierarchy described above.

Investments in affiliated underlying funds. Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index 2060 Preservation Portfolio
John Hancock Collateral Trust	—	645,459	(359,103)	286,356	—	—	($47)	$76	$2,864,847
Short Term Government Income	24,307	25,863	(3,325)	46,845	$3,143	—	(1,080)	(5,596)	435,657
Strategic Equity Allocation	1,335,554	1,487,758	(128,532)	2,694,780	461,496	$3,347,237	27,393	(1,898,833)	35,086,036
					$464,639	$3,347,237	$26,266	($1,904,353)	$38,386,540
Multi-Index 2055 Preservation Portfolio
John Hancock Collateral Trust	—	2,848,195	(1,324,096)	1,524,099	—	—	($1,579)	$1,228	$15,247,849
Short Term Government Income	193,252	57,750	(25,004)	225,998	$19,955	—	(9,541)	(33,992)	2,101,782
Strategic Equity Allocation	10,654,746	2,901,364	(615,304)	12,940,806	2,795,998	$20,279,403	149,086	(9,948,306)	168,489,290
					$2,815,953	$20,279,403	$137,966	($9,981,070)	$185,838,921
Multi-Index 2050 Preservation Portfolio
John Hancock Collateral Trust	—	8,846,302	(5,142,847)	3,703,455	—	—	($5,510)	$4,841	$37,051,215
Short Term Government Income	535,968	88,332	(64,950)	559,350	$53,180	—	(29,880)	(85,667)	5,201,956
Strategic Equity Allocation	29,530,704	5,183,044	(2,441,086)	32,272,662	7,388,848	$53,591,398	1,949,939	(27,326,508)	420,190,053
					$7,442,028	$53,591,398	$1,914,549	($27,407,334)	$462,443,224
Multi-Index 2045 Preservation Portfolio
John Hancock Collateral Trust	—	16,913,042	(11,468,614)	5,444,428	—	—	($4,971)	$7,369	$54,468,779
Short Term Government Income	528,490	100,318	(46,327)	582,481	$53,973	—	(23,147)	(94,399)	5,417,077
Strategic Equity Allocation	37,856,799	6,828,368	(2,799,441)	41,885,726	9,586,354	$69,529,932	1,968,636	(35,365,571)	545,352,149
					$9,640,327	$69,529,932	$1,940,518	($35,452,601)	$605,238,005
Multi-Index 2040 Preservation Portfolio

       7

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	15,937,212	(10,229,262)	5,707,950	—	—	($7,029)	$5,013	$57,105,182
Short Term Government Income	638,114	92,049	(49,259)	680,904	$64,344	—	(30,440)	(109,710)	6,332,411
Strategic Equity Allocation	47,601,262	7,979,971	(5,375,438)	50,205,795	11,729,430	$85,073,685	4,521,917	(44,551,877)	653,679,455
					$11,793,774	$85,073,685	$4,484,448	($44,656,574)	$717,117,048
Multi-Index 2035 Preservation Portfolio
John Hancock Collateral Trust	—	21,382,775	(15,161,260)	6,221,515	—	—	($7,959)	$6,101	$62,243,144
Short Term Government Income	1,557,434	211,767	(94,148)	1,675,053	$157,659	—	(65,802)	(278,442)	15,577,989
Strategic Equity Allocation	55,728,319	9,090,726	(7,838,591)	56,980,454	13,426,057	$97,379,341	8,283,076	(53,478,026)	741,885,508
					$13,583,716	$97,379,341	$8,209,315	($53,750,367)	$819,706,641
Multi-Index 2030 Preservation Portfolio
John Hancock Collateral Trust	—	28,208,268	(20,356,155)	7,852,113	—	—	($7,171)	$8,815	$78,556,466
Short Term Government Income	1,854,041	281,930	(119,056)	2,016,915	$190,431	—	(86,432)	(330,730)	18,757,306
Strategic Equity Allocation	54,296,879	9,096,667	(11,023,402)	52,370,144	12,540,598	$90,957,100	14,928,979	(55,516,949)	681,859,272
					$12,731,029	$90,957,100	$14,835,376	($55,838,864)	$779,173,044
Multi-Index 2025 Preservation Portfolio
John Hancock Collateral Trust	—	44,068,499	(37,382,355)	6,686,144	—	—	($21,970)	$9,964	$66,891,530
Short Term Government Income	2,974,788	261,842	(230,160)	3,006,470	$291,967	—	(157,299)	(481,185)	27,960,169
Strategic Equity Allocation	36,848,373	5,954,793	(9,972,851)	32,830,315	7,907,535	$57,353,440	23,527,448	(47,475,576)	427,450,699
					$8,199,502	$57,353,440	$23,348,179	($47,946,797)	$522,302,398
Multi-Index 2020 Preservation Portfolio
John Hancock Collateral Trust	—	13,219,725	(10,647,901)	2,571,824	—	—	($7,329)	$3,008	$25,729,811
Short Term Government Income	1,695,627	124,919	(248,655)	1,571,891	$163,040	—	(170,871)	(188,203)	14,618,583
Strategic Equity Allocation	11,091,869	1,716,667	(5,185,692)	7,622,844	1,964,924	$14,251,617	16,920,658	(21,888,703)	99,249,432
					$2,127,964	$14,251,617	$16,742,458	($22,073,898)	$139,597,826
Multi-Index Income Preservation Portfolio
John Hancock Collateral Trust	—	10,834,792	(9,611,198)	1,223,594	—	—	$926	$2,626	$12,241,451
Short Term Government Income	1,062,944	43,664	(170,585)	936,023	$98,806	—	(67,785)	(149,807)	8,705,018
Strategic Equity Allocation	2,001,199	484,458	(828,577)	1,657,080	421,179	$3,054,816	1,906,938	(3,160,142)	21,575,176
					$519,985	$3,054,816	$1,840,079	($3,307,323)	$42,521,645

For additional information on the Portfolios' significant accounting policies, please refer to the Portfolios' most recent semiannual or annual shareholder report.

       8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	RCPQ3	05/18
This report is for the information of the shareholders of John Hancock Multi-Index Preservation Portfolios.		7/18

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 1.6%
U.S. Government - 1.6%
U.S. Treasury Bonds
2.875%, 11/15/2046		$6,000,000	$5,833,359
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $5,793,510)			$5,833,359

FOREIGN GOVERNMENT OBLIGATIONS - 35.3%
Canada - 0.4%
Province of British Columbia
6.600%, 01/09/2020 (A)	INR	106,000,000	1,555,123
China - 5.3%
The Export-Import Bank of China
2.625%, 03/14/2022		$8,000,000	7,767,192
2.875%, 04/26/2026		4,000,000	3,690,200
3.650%, 05/14/2019	CNY	20,000,000	3,094,710
4.000%, 11/28/2047		$4,800,000	4,500,365
			19,052,467
India - 8.1%
Export-Import Bank of India
3.375%, 08/05/2026		4,000,000	3,682,048
Republic of India
7.170%, 01/08/2028	INR	500,000,000	7,090,846
7.590%, 01/11/2026		450,000,000	6,487,575
7.680%, 12/15/2023		85,000,000	1,242,496
8.120%, 12/10/2020		450,000,000	6,737,047
9.150%, 11/14/2024		250,000,000	3,890,527
			29,130,539
Indonesia - 6.3%
Republic of Indonesia
6.625%, 05/15/2033	IDR	116,112,000,000	7,750,549
7.000%, 05/15/2027		24,000,000,000	1,718,604
8.250%, 05/15/2036		45,000,000,000	3,400,504
8.375%, 03/15/2024 to 09/15/2026		127,516,000,000	9,748,256
			22,617,913
Malaysia - 2.4%
Government of Malaysia
3.418%, 08/15/2022	MYR	7,500,000	1,846,879
4.181%, 07/15/2024		18,000,000	4,541,441
4.392%, 04/15/2026		8,000,000	2,020,601
			8,408,921
New Zealand - 0.8%
Dominion of New Zealand
4.500%, 04/15/2027	NZD	3,690,000	2,937,674
Philippines - 3.5%
Republic of Philippines
3.500%, 04/21/2023	PHP	247,000,000	4,290,697
3.625%, 09/09/2025		142,233,286	2,362,558
3.700%, 02/02/2042		$3,600,000	3,359,772
3.900%, 11/26/2022	PHP	131,000,000	2,365,757
			12,378,784
Singapore - 0.5%
Republic of Singapore
3.125%, 09/01/2022	SGD	2,500,000	1,946,775
South Korea - 5.4%
Export-Import Bank of Korea
2.125%, 02/11/2021		$1,400,000	1,352,574
2.500%, 11/01/2020		3,950,000	3,877,940
2.625%, 12/30/2020		3,600,000	3,536,402
Republic of Korea
1.750%, 06/10/2020	KRW	4,200,000,000	3,870,920
5.000%, 06/10/2020		1,000,000,000	981,269
5.750%, 09/10/2018		6,000,000,000	5,629,486
			19,248,591
Sri Lanka - 0.9%
Republic of Sri Lanka
6.250%, 10/04/2020 (A)		$3,000,000	3,059,988
Thailand - 1.1%
Kingdom of Thailand
1.200%, 07/14/2021	THB	128,868,000	4,040,989
Vietnam - 0.6%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$2,000,000	2,089,800
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $132,914,379)			$126,467,564

CORPORATE BONDS - 53.6%
Australia - 2.8%
Australia & New Zealand Banking
Group, Ltd.
4.400%, 05/19/2026 (A)		2,100,000	2,078,880
Australia & New Zealand Banking
Group, Ltd. (6.750% to 6-15-26, then
5 Year U.S. ISDAFIX + 5.168%)
06/15/2026 (B)		1,500,000	1,541,250
FMG Resources August 2006 Pty, Ltd.
4.750%, 05/15/2022 (A)		2,900,000	2,845,625
5.125%, 05/15/2024 (A)		600,000	588,750
Shandong Energy Australia Pty, Ltd.
4.550%, 07/26/2020		1,500,000	1,446,270
Westpac Banking Corp. (5.000% to
9-21-27, then 5 Year U.S. ISDAFIX +
2.888%)
09/21/2027 (B)		1,800,000	1,571,893
			10,072,668
Canada - 1.5%
Harvest Operations Corp.
4.200%, 06/01/2023 (A)		1,200,000	1,220,328
Nexen Energy ULC
5.875%, 03/10/2035		3,700,000	4,295,844
			5,516,172
China - 10.1%
Bluestar Finance Holdings, Ltd. (4.375%
to 12-17-18, then 3 Year CMT +
7.242%)
12/17/2018 (B)		3,700,000	3,699,671
Central China Real Estate, Ltd.
8.000%, 01/28/2020		2,000,000	2,011,266
China Cinda Finance 2015 I, Ltd.
4.250%, 04/23/2025		2,500,000	2,451,268
China Construction Bank Corp. (3.875%
to 5-13-20, then 5 Year CMT +
2.425%)
05/13/2025		4,000,000	3,979,836
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,072,115
Chinalco Capital Holdings, Ltd.
4.000%, 08/25/2021		3,500,000	3,323,219

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
China (continued)
Dianjian Haixing, Ltd. (4.050% to
10-21-19, then 5 Year CMT +
7.605%)
10/21/2019 (B)		$3,500,000	$3,490,155
Health and Happiness H&H International
Holdings, Ltd.
7.250%, 06/21/2021		1,000,000	1,014,500
7.250%, 06/21/2021 (A)		1,600,000	1,623,200
Hilong Holding, Ltd.
7.250%, 06/22/2020		2,000,000	1,966,312
Industrial & Commercial Bank of
China, Ltd.
4.875%, 09/21/2025		2,500,000	2,552,503
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,514,976
Yingde Gases Investment, Ltd.
6.250%, 01/19/2023 (A)		3,400,000	3,225,004
Yuzhou Properties Company, Ltd.
6.375%, 03/06/2021		3,200,000	3,132,458
			36,056,483
Hong Kong - 9.0%
Chong Hing Bank, Ltd. (3.876% to
7-26-22, then 5 Year CMT + 2.030%)
07/26/2027		3,000,000	2,894,001
CNAC HK Finbridge Company, Ltd.
3.500%, 07/19/2022		3,500,000	3,400,240
Concord New Energy Group, Ltd.
7.900%, 01/23/2021		2,000,000	1,939,224
Double Rosy, Ltd.
3.625%, 11/18/2019		2,000,000	1,991,280
HLP Finance, Ltd.
4.750%, 06/25/2022		4,000,000	4,121,352
Huarong Finance II Company, Ltd.
4.875%, 11/22/2026		3,000,000	2,957,337
Kunlun Energy Company, Ltd.
3.750%, 05/13/2025		3,000,000	2,959,860
MCC Holding Hong Kong Corp., Ltd.
2.950%, 05/31/2020		3,200,000	3,139,994
RKI Overseas Finance 2016 A, Ltd.
5.000%, 08/09/2019		3,000,000	2,990,949
Weichai International Hong Kong Energy
Group Company, Ltd. (3.750% to
9-14-22, then 5 Year CMT + 6.084%)
09/14/2022 (B)		3,100,000	2,867,801
Zoomlion HK SPV Company, Ltd.
6.125%, 12/20/2022		3,300,000	3,110,250
			32,372,288
India - 2.6%
Adani Ports & Special Economic
Zone, Ltd.
4.000%, 07/30/2027 (A)		2,200,000	2,016,708
HPCL-Mittal Energy, Ltd.
5.250%, 04/28/2027		2,000,000	1,874,784
NTPC, Ltd.
4.250%, 02/26/2026		1,500,000	1,456,278
Reliance Industries, Ltd.
4.875%, 02/10/2045 (A)		3,000,000	2,958,657
Vedanta Resources PLC
7.125%, 05/31/2023		1,000,000	987,500
			9,293,927
Indonesia - 6.2%
ABM Investama Tbk PT
7.125%, 08/01/2022 (A)		2,800,000	2,616,452
Jasa Marga Persero Tbk PT
7.500%, 12/11/2020 (A)	IDR	11,300,000,000	802,643
Pelabuhan Indonesia II PT
4.250%, 05/05/2025 (A)		$1,500,000	1,456,875
Pertamina Persero PT
6.450%, 05/30/2044		2,000,000	2,180,824
Perusahaan Gas Negara Persero Tbk
5.125%, 05/16/2024 (A)		2,000,000	2,037,010
5.125%, 05/16/2024		1,000,000	1,018,505
Perusahaan Listrik Negara PT
4.125%, 05/15/2027 (A)		3,400,000	3,184,221
5.500%, 11/22/2021		4,000,000	4,184,000
Saka Energi Indonesia PT
4.450%, 05/05/2024 (A)		5,000,000	4,742,990
			22,223,520
Isle of Man - 0.7%
Gohl Capital, Ltd.
4.250%, 01/24/2027		2,700,000	2,605,692
Malaysia - 3.0%
IOI Investment L BHD
4.375%, 06/27/2022		4,915,000	4,955,308
Press Metal Labuan, Ltd.
4.800%, 10/30/2022		2,000,000	1,870,296
SSG Resources, Ltd.
4.250%, 10/04/2022		4,000,000	4,020,392
			10,845,996
Mauritius - 0.7%
Greenko Investment Company
4.875%, 08/16/2023 (A)		1,100,000	1,011,869
HT Global IT Solutions Holdings, Ltd.
7.000%, 07/14/2021		1,400,000	1,431,024
			2,442,893
Netherlands - 0.7%
Bharti Airtel International
Netherlands BV
5.125%, 03/11/2023 (A)		1,600,000	1,592,155
5.125%, 03/11/2023		800,000	796,078
			2,388,233
Philippines - 0.8%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	3,022,737
Singapore - 3.7%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (A)		$800,000	780,000
Indika Energy Capital III Pte, Ltd.
5.875%, 11/09/2024 (A)		2,300,000	2,146,411
5.875%, 11/09/2024		800,000	746,578
ONGC Videsh Vankorneft Pte, Ltd.
3.750%, 07/27/2026		1,500,000	1,410,231
Singapore Post, Ltd. (4.250% to 3-2-22,
then 10 Year Singapore Swap Offered
Rate + 3.692%)
03/02/2022 (B)	SGD	5,000,000	3,839,366
TBG Global Pte, Ltd.
5.250%, 02/10/2022		$2,500,000	2,423,033
TBLA International Pte, Ltd.
7.000%, 01/24/2023		2,000,000	1,874,270
			13,219,889
South Korea - 4.6%
Busan Bank Company, Ltd.
3.625%, 07/25/2026		4,000,000	3,690,536
DB Insurance Company, Ltd.
3.865%, 05/25/2027	KRW	8,000,000,000	7,268,834

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
South Korea (continued)
The Korea Development Bank
7.000%, 11/30/2022 (A)	IDR	52,000,000,000	$3,547,003
Woori Bank (5.250% to 5-16-22, then 5
Year CMT + 3.347%)
05/16/2022 (A)(B)		$2,100,000	2,030,937
			16,537,310
Taiwan - 0.5%
WTT Investment, Ltd.
5.500%, 11/21/2022 (A)		1,900,000	1,823,234
Thailand - 2.8%
PTT Global Chemical PCL
4.250%, 09/19/2022		2,000,000	2,032,986
PTTEP Canada International
Finance, Ltd.
6.350%, 06/12/2042		900,000	1,121,469
Thaioil Treasury Center Company, Ltd.
3.625%, 01/23/2023 (A)		4,075,000	4,033,543
4.875%, 01/23/2043		2,700,000	2,806,529
			9,994,527
United States - 3.9%
Incitec Pivot Finance LLC
3.950%, 08/03/2027		2,225,000	2,110,951
International Bank for Reconstruction &
Development
3.000%, 02/02/2023	NZD	1,800,000	1,261,074
International Finance Corp.
3.100%, 09/24/2019	CNY	20,000,000	3,074,390
6.450%, 10/30/2018	INR	250,000,000	3,717,138
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,527,044
Reliance Holding USA, Inc.
5.400%, 02/14/2022		$2,000,000	2,094,941
			13,785,538
TOTAL CORPORATE BONDS (Cost $198,468,624)			$192,201,107
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $337,176,513) - 90.5%			$324,502,030
Other assets and liabilities, net - 9.5%			33,914,926
TOTAL NET ASSETS - 100.0%			$358,416,956

Currency Abbreviations

AUD	Australian Dollar
CNY	Chinese Yuan Renminbi
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PHP	Philippine Peso
SGD	Singapore Dollar
THB	Thai Bhat

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $52,977,606 or 14.8% of the fund’s net assets as of 5-31-18.
(B)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	176	Short	Sep 2018	$(21,283,256)	$(21,197,000)	$86,256
						$86,256

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	14,314,655	INR	975,830,000	Royal Bank of Canada	6/25/2018	—	($111,825)
USD	15,433,827	KRW	16,662,360,000	Australia and New Zealand Banking Group	6/25/2018	—	(8,598)
USD	1,308,435	NZD	1,900,000	Royal Bank of Canada	6/25/2018	—	(21,198)
USD	6,676,720	PHP	350,554,500	Royal Bank of Canada	6/25/2018	$22,997	—
						$22,997	($141,621)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

Derivatives Currency Abbreviations

INR	Indian Rupee
KRW	Korean Won
NZD	New Zealand Dollar
PHP	Philippine Peso
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.7%
Consumer discretionary – 21.4%
Automobiles – 1.2%
Tesla, Inc. (A)(B)	77,809	$22,154,557
Hotels, restaurants and leisure – 3.6%
Marriott International, Inc., Class A	252,179	34,134,949
McDonald’s Corp.	185,216	29,636,412
		63,771,361
Internet and direct marketing retail – 11.8%
Amazon.com, Inc. (A)	65,053	106,011,670
Booking Holdings, Inc. (A)	13,014	27,445,485
Netflix, Inc. (A)	224,798	79,038,977
		212,496,132
Specialty retail – 1.7%
The Home Depot, Inc.	160,435	29,929,149
Textiles, apparel and luxury goods – 3.1%
Kering SA	58,086	33,336,442
NIKE, Inc., Class B	316,653	22,735,685
		56,072,127
		384,423,326
Consumer staples – 4.8%
Beverages – 1.3%
Constellation Brands, Inc., Class A	44,213	9,863,036
Monster Beverage Corp. (A)	263,933	13,502,812
		23,365,848
Food and staples retailing – 1.8%
Costco Wholesale Corp.	157,457	31,214,276
Personal products – 1.7%
The Estee Lauder Companies, Inc.,
Class A	205,382	30,692,286
		85,272,410
Energy – 1.1%
Oil, gas and consumable fuels – 1.1%
Concho Resources, Inc. (A)	145,457	19,972,701
Financials – 4.4%
Banks – 3.2%
JPMorgan Chase & Co.	347,309	37,165,536
The PNC Financial Services Group, Inc.	140,412	20,136,485
		57,302,021
Capital markets – 1.2%
The Goldman Sachs Group, Inc.	90,993	20,553,499
		77,855,520
Health care – 7.8%
Biotechnology – 3.4%
AbbVie, Inc.	24,266	2,400,878
Alexion Pharmaceuticals, Inc. (A)	124,208	14,424,275
BioMarin Pharmaceutical, Inc. (A)	187,600	16,947,784
Celgene Corp. (A)	114,655	9,021,055
Vertex Pharmaceuticals, Inc. (A)	119,837	18,454,898
		61,248,890
Health care providers and services – 1.5%
UnitedHealth Group, Inc.	111,489	26,925,708
Life sciences tools and services – 1.3%
Illumina, Inc. (A)	84,204	22,940,538
Pharmaceuticals – 1.6%
AstraZeneca PLC, ADR	393,311	14,564,306
Bristol-Myers Squibb Company	268,400	14,123,208
		28,687,514
		139,802,650
Industrials – 7.2%
Aerospace and defense – 3.1%
The Boeing Company	157,325	55,403,572
Air freight and logistics – 1.5%
FedEx Corp.	109,608	27,305,545
Machinery – 2.6%
Caterpillar, Inc.	173,475	26,352,587
Parker-Hannifin Corp.	120,493	20,592,254
		46,944,841
		129,653,958
Information technology – 52.1%
Internet software and services – 16.2%
Alibaba Group Holding, Ltd., ADR (A)	365,962	72,464,136
Alphabet, Inc., Class A (A)	39,910	43,901,000
Alphabet, Inc., Class C (A)	40,009	43,409,365
Facebook, Inc., Class A (A)	358,912	68,832,143
Tencent Holdings, Ltd.	1,199,937	61,259,325
		289,865,969
IT services – 10.6%
FleetCor Technologies, Inc. (A)	121,425	24,206,074
Mastercard, Inc., Class A	330,081	62,755,000
PayPal Holdings, Inc. (A)	334,748	27,472,768
Square, Inc., Class A (A)	242,126	14,103,840
Visa, Inc., Class A	469,288	61,345,327
		189,883,009
Semiconductors and semiconductor equipment – 5.8%
Broadcom, Inc.	146,226	36,859,188
NVIDIA Corp.	182,905	46,126,812
Texas Instruments, Inc.	195,634	21,893,401
		104,879,401
Software – 15.5%
Activision Blizzard, Inc.	344,080	24,398,713
Adobe Systems, Inc. (A)	224,409	55,940,676
Microsoft Corp.	735,597	72,706,407
Red Hat, Inc. (A)	187,710	30,487,858
salesforce.com, Inc. (A)	414,208	53,569,521
Splunk, Inc. (A)	184,821	20,480,015
Workday, Inc., Class A (A)	153,211	20,064,513
		277,647,703
Technology hardware, storage and peripherals – 4.0%
Apple, Inc.	384,136	71,783,494
		934,059,576

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Materials – 0.9%
Chemicals – 0.9%
Albemarle Corp.	171,283	$16,009,822
TOTAL COMMON STOCKS (Cost $793,693,749)		$1,787,049,963

SECURITIES LENDING COLLATERAL – 1.2%
John Hancock Collateral Trust,
1.8769% (C)(D)	2,243,974	22,449,838
TOTAL SECURITIES LENDING COLLATERAL
(Cost $22,446,575)		$22,449,838

SHORT-TERM INVESTMENTS – 0.8%
Money market funds – 0.8%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (C)	14,298,352	14,298,352
TOTAL SHORT-TERM INVESTMENTS (Cost $14,298,352)		$14,298,352
Total Investments (Capital Appreciation Fund)
(Cost $830,438,676) – 101.7%		$1,823,798,153
Other assets and liabilities, net – (1.7%)		(30,740,761)
TOTAL NET ASSETS – 100.0%		$1,793,057,392

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $22,000,939.
(C)	The rate shown is the annualized seven-day yield as of 5-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 69.6%
Consumer discretionary – 7.4%
Auto components – 1.4%
Adient PLC	146,283	$7,788,102
Magna International, Inc.	268,887	17,227,590
		25,015,692
Hotels, restaurants and leisure – 2.8%
Aramark	739,816	28,719,657
Yum! Brands, Inc.	273,139	22,214,395
		50,934,052
Internet and direct marketing retail – 3.2%
Amazon.com, Inc. (A)	25,264	41,170,720
Booking Holdings, Inc. (A)	7,700	16,238,684
		57,409,404
		133,359,148
Consumer staples – 6.1%
Beverages – 4.9%
Dr. Pepper Snapple Group, Inc.	625,840	74,662,712
PepsiCo, Inc.	137,137	13,747,984
		88,410,696
Food products – 0.7%
The Kraft Heinz Company	69,735	4,008,368
Tyson Foods, Inc., Class A	141,664	9,558,070
		13,566,438
Tobacco – 0.5%
Philip Morris International, Inc.	106,971	8,508,473
		110,485,607
Energy – 1.4%
Oil, gas and consumable fuels – 1.4%
Canadian Natural Resources, Ltd.	230,600	7,969,536
Enterprise Products Partners LP (B)	461,308	13,331,801
TOTAL SA	66,274	4,029,054
		25,330,391
Financials – 7.5%
Banks – 2.4%
The PNC Financial Services Group, Inc.	303,341	43,502,133
Capital markets – 1.9%
Intercontinental Exchange, Inc.	187,329	13,279,753
State Street Corp.	223,830	21,512,301
		34,792,054
Insurance – 3.2%
Marsh & McLennan Companies, Inc.	704,902	56,652,974
		134,947,161
Health care – 13.8%
Biotechnology – 0.3%
Biogen, Inc. (A)	15,333	4,507,289
Health care equipment and supplies – 7.1%
Abbott Laboratories	481,998	29,657,337
Becton, Dickinson and Company	220,636	48,890,731
Danaher Corp.	500,591	49,698,674
		128,246,742
Health care providers and services – 3.2%
Aetna, Inc.	90,974	16,023,251
Anthem, Inc.	48,936	10,835,409
Cigna Corp.	32,453	5,496,565
CVS Health Corp.	44,700	2,833,533
UnitedHealth Group, Inc. (C)	93,506	22,582,634
		57,771,392
Life sciences tools and services – 3.2%
PerkinElmer, Inc.	637,911	47,415,925
Thermo Fisher Scientific, Inc. (C)	51,169	10,656,968
		58,072,893
		248,598,316
Industrials – 6.1%
Commercial services and supplies – 2.2%
Republic Services, Inc.	295,163	19,902,841
Waste Connections, Inc.	266,283	20,471,837
		40,374,678
Industrial conglomerates – 0.6%
Roper Technologies, Inc.	38,917	10,732,919
Machinery – 2.3%
Fortive Corp.	373,787	27,170,577
The Middleby Corp. (A)(B)	147,249	14,668,945
		41,839,522
Professional services – 1.0%
Equifax, Inc.	153,524	17,495,595
		110,442,714
Information technology – 18.1%
Internet software and services – 2.7%
Alphabet, Inc., Class A (A)	7,938	8,731,800
Alphabet, Inc., Class C (A)	10,182	11,047,368
Facebook, Inc., Class A (A)	150,600	28,882,068
		48,661,236

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services – 8.4%
Fidelity National Information
Services, Inc.	417,418	$42,668,468
Fiserv, Inc. (A)	795,630	57,762,738
Mastercard, Inc., Class A (C)	34,915	6,638,040
Visa, Inc., Class A	344,040	44,972,909
		152,042,155
Semiconductors and semiconductor equipment – 2.3%
Broadcom, Inc.	29,900	7,536,893
Maxim Integrated Products, Inc.	190,814	11,191,241
Texas Instruments, Inc. (C)	208,049	23,282,764
		42,010,898
Software – 4.2%
Intuit, Inc.	102,970	20,758,752
Microsoft Corp.	556,900	55,043,996
		75,802,748
Technology hardware, storage and peripherals – 0.5%
Apple, Inc.	43,500	8,128,845
		326,645,882
Materials – 0.1%
Chemicals – 0.1%
The Sherwin-Williams Company	5,459	2,070,326
Real estate – 2.3%
Equity real estate investment trusts – 2.3%
American Tower Corp.	182,882	25,305,382
Crown Castle International Corp.	156,666	16,316,764
		41,622,146
Utilities – 6.8%
Electric utilities – 3.4%
American Electric Power Company, Inc.	191,139	12,987,895
Eversource Energy	325,668	18,589,129
NextEra Energy, Inc.	57,190	9,482,674
PG&E Corp.	250,767	10,865,734
Xcel Energy, Inc.	199,434	9,078,236
		61,003,668
Multi-utilities – 3.4%
CMS Energy Corp.	241,815	11,154,926
DTE Energy Company	252,273	25,840,323
NiSource, Inc.	1,004,929	25,424,704
		62,419,953
		123,423,621
TOTAL COMMON STOCKS (Cost $1,016,132,212)		$1,256,925,312

PREFERRED SECURITIES – 3.8%
Financials – 1.3%
Banks – 1.2%
U.S. Bancorp (6.500% to 1-15-22, then 3
month LIBOR + 4.468%) (B)	27,000	754,920
Wells Fargo & Company, Series L,
7.500%	16,191	20,352,087
		21,107,007
Capital markets – 0.1%
State Street Corp., 6.000% (B)	13,831	361,681
The Charles Schwab Corp., 5.950% (B)	8,000	207,520
The Charles Schwab Corp., 6.000% (B)	72,000	1,881,360
		2,450,561
		23,557,568
Health care – 1.0%
Health care equipment and supplies – 1.0%
Becton, Dickinson and Company,
6.125%	314,492	18,309,724
Real estate – 0.1%
Equity real estate investment trusts – 0.1%
Crown Castle International Corp.,
Series A, 6.875% (B)	1,911	1,993,708
Utilities – 1.4%
Electric utilities – 0.7%
Alabama Power Company, 5.000% (B)	50,000	1,269,000
NextEra Energy, Inc., 6.123%	39,074	2,211,588
SCE Trust II, 5.100% (B)	9,890	233,503
SCE Trust III (5.750% to 3-15-24, then 3
month LIBOR + 2.990%)	80,739	2,122,628
SCE Trust IV (5.375% to 9-15-25, then
3 month LIBOR + 3.132%) (B)	180,000	4,579,200
SCE Trust V (5.450% to 3-15-26, then 3
month LIBOR + 3.790%)	50,000	1,281,000
SCE Trust VI, 5.000%	50,000	1,140,000
		12,836,919
Multi-utilities – 0.7%
DTE Energy Company, 5.250% (B)	165,000	4,004,550
Sempra Energy, 6.000%	93,988	9,322,670
		13,327,220
		26,164,139
TOTAL PREFERRED SECURITIES (Cost $67,234,786)		$70,025,139

U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 4.5%
U.S. Government – 4.5%
U.S. Treasury Note
2.250%, 11/15/2027	$85,725,000	81,381,823
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $83,838,738)		$81,381,823

CORPORATE BONDS - 16.4%
Consumer discretionary - 5.2%
Amazon.com, Inc.
2.600%, 12/05/2019	$1,568,000	1,568,559
AutoZone, Inc.
1.625%, 04/21/2019	215,000	213,213
2.500%, 04/15/2021	900,000	881,947
CCO Holdings LLC
5.125%, 05/01/2027 (D)	1,220,000	1,142,225
5.250%, 03/15/2021 to 09/30/2022	5,030,000	5,072,575
5.750%, 09/01/2023 to 01/15/2024	4,255,000	4,276,138
Cedar Fair LP
5.375%, 06/01/2024	2,103,000	2,108,258
5.375%, 04/15/2027 (D)	1,950,000	1,935,375
Charter Communications Operating LLC
3.579%, 07/23/2020	575,000	576,171
Dollar Tree, Inc. (3 month LIBOR +
0.700%)
3.055%, 04/17/2020 (E)	610,000	611,915
Hilton Domestic Operating
Company, Inc.
4.250%, 09/01/2024	800,000	762,000
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
4.750%, 06/01/2027 (D)	7,645,000	7,186,300
5.000%, 06/01/2024 (D)	1,910,000	1,895,675
5.250%, 06/01/2026 (D)	2,458,000	2,402,695
McDonald’s Corp.
2.100%, 12/07/2018	255,000	254,526
Netflix, Inc.
4.375%, 11/15/2026	8,210,000	7,735,380

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Netflix, Inc. (continued)
4.875%, 04/15/2028 (D)	$13,550,000	$12,873,855
5.875%, 02/15/2025	3,638,000	3,742,956
5.875%, 11/15/2028 (D)	11,465,000	11,567,153
Sirius XM Radio, Inc.
6.000%, 07/15/2024 (D)	1,560,000	1,599,000
Tesla, Inc.
5.300%, 08/15/2025 (D)	7,040,000	6,107,200
Time Warner Cable LLC
6.750%, 07/01/2018	2,375,000	2,381,712
Unitymedia GmbH
6.125%, 01/15/2025 (D)	3,675,000	3,790,763
Yum! Brands, Inc.
3.750%, 11/01/2021	6,270,000	6,191,625
3.875%, 11/01/2020 to 11/01/2023	4,340,000	4,268,100
5.300%, 09/15/2019	1,030,000	1,055,750
5.350%, 11/01/2043	1,045,000	932,213
6.875%, 11/15/2037	1,230,000	1,273,050
		94,406,329
Consumer staples - 1.0%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021	925,000	916,201
3.300%, 02/01/2023	1,175,000	1,168,366
Anheuser-Busch InBev Finance, Inc. (3
month LIBOR + 1.260%)
3.623%, 02/01/2021 (E)	1,750,000	1,800,590
Aramark Services, Inc.
5.000%, 04/01/2025 (D)	2,715,000	2,715,000
B&G Foods, Inc.
4.625%, 06/01/2021	975,000	960,375
Philip Morris International, Inc.
2.000%, 02/21/2020	1,920,000	1,893,138
2.625%, 02/18/2022	2,380,000	2,325,417
Philip Morris International, Inc. (3 month
LIBOR + 0.420%)
2.751%, 02/21/2020 (E)	1,275,000	1,280,011
Reckitt Benckiser Treasury Services PLC
(3 month LIBOR + 0.560%)
2.846%, 06/24/2022 (D)(E)	2,110,000	2,109,799
Spectrum Brands, Inc.
6.125%, 12/15/2024	725,000	734,969
6.625%, 11/15/2022	1,570,000	1,622,595
The Kroger Company
2.000%, 01/15/2019	645,000	642,144
		18,168,605
Energy - 0.4%
EQT Corp.
8.125%, 06/01/2019	941,000	986,375
Matador Resources Company
6.875%, 04/15/2023	1,650,000	1,726,313
NGL Energy Partners LP
5.125%, 07/15/2019	470,000	470,000
Shell International Finance BV (3 month
LIBOR + 0.450%)
2.806%, 05/11/2020 (E)	3,385,000	3,413,658
		6,596,346
Financials - 3.0%
KFW
2.875%, 04/03/2028	42,950,000	42,382,572
Marsh & McLennan Companies, Inc.
2.350%, 03/06/2020	810,000	801,632
2.750%, 01/30/2022	865,000	844,729
3.300%, 03/14/2023	315,000	312,019
State Street Corp. (5.250% to 9-15-20,
then 3 month LIBOR + 3.597%)
09/15/2020 (F)	1,550,000	1,582,938
The Bank of New York Mellon Corp.
(4.625% to 9-20-26, then 3 month
LIBOR + 3.131%)
09/20/2026 (F)	1,900,000	1,809,750
The Bank of New York Mellon Corp.
(4.950% to 6-20-20, then 3 month
LIBOR + 3.420%)
06/20/2020 (F)	2,450,000	2,492,875
The PNC Financial Services Group, Inc.
(5.000% to 11-1-26, then 3 month
LIBOR + 3.300%)
11/01/2026 (F)	2,965,000	2,913,113
U.S. Bancorp (5.300% to 4-15-27, then 3
month LIBOR + 2.914%)
04/15/2027 (F)	1,155,000	1,150,380
		54,290,008
Health care - 1.6%
Becton, Dickinson and Company
2.675%, 12/15/2019	1,307,000	1,299,773
3.363%, 06/06/2024	2,755,000	2,661,243
Becton, Dickinson and Company (3
month LIBOR + 1.030%)
3.055%, 06/06/2022 (E)	1,895,000	1,900,112
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (D)	575,000	605,015
HCA, Inc.
3.750%, 03/15/2019	1,050,000	1,055,250
4.250%, 10/15/2019	1,830,000	1,848,300
6.500%, 02/15/2020	8,895,000	9,295,275
Hologic, Inc.
4.375%, 10/15/2025 (D)	2,245,000	2,146,781
Medtronic Global Holdings SCA
1.700%, 03/28/2019	2,350,000	2,335,314
Medtronic, Inc.
2.500%, 03/15/2020	995,000	989,860
Pfizer, Inc.
1.200%, 06/01/2018	3,600,000	3,600,000
Teleflex, Inc.
4.625%, 11/15/2027	415,000	390,100
4.875%, 06/01/2026	625,000	610,938
Thermo Fisher Scientific, Inc.
3.200%, 08/15/2027	520,000	488,367
Universal Health Services, Inc.
3.750%, 08/01/2019 (D)	290,000	290,000
		29,516,328
Industrials - 0.6%
3M Company
2.250%, 03/15/2023	475,000	458,791
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	810,000	804,502
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	243,730	256,843
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,002,696	1,012,642
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	214,558	220,995

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	$63,165	$64,308
Fortive Corp.
1.800%, 06/15/2019	205,000	202,485
Lennox International, Inc.
3.000%, 11/15/2023	510,000	487,143
Northrop Grumman Corp.
2.550%, 10/15/2022	2,940,000	2,839,875
Sensata Technologies BV
5.000%, 10/01/2025 (D)	290,000	290,725
Trinity Acquisition PLC
4.400%, 03/15/2026	1,035,000	1,036,949
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	54,809	59,084
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	207,161	212,172
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	274,259	290,111
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	483,388	483,388
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	360,293	369,192
Welbilt, Inc.
9.500%, 02/15/2024	1,250,000	1,378,125
Xylem, Inc.
3.250%, 11/01/2026	400,000	380,925
4.875%, 10/01/2021	100,000	104,806
		10,953,061
Information technology - 0.7%
Amphenol Corp.
2.200%, 04/01/2020	1,400,000	1,382,305
3.200%, 04/01/2024	700,000	678,644
Apple, Inc.
1.500%, 09/12/2019	5,420,000	5,358,411
Fiserv, Inc.
2.700%, 06/01/2020	1,590,000	1,579,321
Solera LLC
10.500%, 03/01/2024 (D)	2,805,000	3,112,709
		12,111,390
Materials - 0.7%
Ecolab, Inc.
2.000%, 01/14/2019	1,260,000	1,254,181
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (D)	980,000	962,850
5.750%, 10/15/2020	6,497,867	6,530,357
6.875%, 02/15/2021	1,197,286	1,212,253
Reynolds Group Issuer, Inc. (3 month
LIBOR + 3.500%)
5.848%, 07/15/2021 (D)(E)	2,660,000	2,691,122
		12,650,763
Real estate - 1.2%
American Tower Corp.
3.300%, 02/15/2021	965,000	963,583
Crown Castle International Corp.
4.875%, 04/15/2022	2,950,000	3,059,719
5.250%, 01/15/2023	6,725,000	7,075,246
SBA Communications Corp.
4.875%, 07/15/2022 to 09/01/2024	10,585,000	10,195,175
		21,293,723
Telecommunication services - 0.5%
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,682,000	1,682,000
5.625%, 02/01/2023	1,750,000	1,764,788
Verizon Communications, Inc.
3.125%, 03/16/2022	2,350,000	2,321,533
Verizon Communications, Inc. (3 month
LIBOR + 1.000%)
3.145%, 03/16/2022 (E)	2,350,000	2,390,220
Zayo Group LLC
5.750%, 01/15/2027 (D)	375,000	362,813
		8,521,354
Utilities - 1.5%
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	980,000	973,142
CMS Energy Corp.
8.750%, 06/15/2019	115,000	121,229
Dominion Energy, Inc.
2.962%, 07/01/2019	255,000	254,621
DTE Energy Company
3.800%, 03/15/2027	3,775,000	3,711,074
Edison International
2.125%, 04/15/2020	2,350,000	2,308,377
Eversource Energy
2.750%, 03/15/2022	1,275,000	1,244,492
2.900%, 10/01/2024	850,000	807,647
3.300%, 01/15/2028	2,015,000	1,907,637
NiSource, Inc.
3.490%, 05/15/2027	3,805,000	3,652,030
4.375%, 05/15/2047	2,100,000	2,058,843
NSTAR Electric Company
3.200%, 05/15/2027	1,735,000	1,673,317
Pacific Gas & Electric Company
3.300%, 03/15/2027	2,145,000	1,992,125
Southern California Gas Company
3.200%, 06/15/2025	710,000	698,105
The Southern Company
1.550%, 07/01/2018	2,210,000	2,208,652
1.850%, 07/01/2019	1,080,000	1,068,394
Virginia Electric & Power Company
3.150%, 01/15/2026	690,000	663,772
3.500%, 03/15/2027	1,645,000	1,616,707
		26,960,164
TOTAL CORPORATE BONDS (Cost $300,560,130)		$295,468,071

TERM LOANS (G) – 1.8%
Consumer discretionary – 0.1%
Delta 2 Lux Sarl (1 month LIBOR +
2.500%)
4.480%, 02/01/2024	2,025,000	2,010,663
Consumer staples – 0.0%
Prestige Brands, Inc. (1 month LIBOR +
2.000%)
3.980%, 01/26/2024	141,450	141,945
Energy – 0.1%
BCP Raptor LLC (2 month LIBOR +
4.250%)
6.306%, 06/24/2024	2,283,313	2,224,335

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (G)(continued)
Financials – 0.7%
HUB International, Ltd. (2 month
LIBOR + 3.000%)
5.360%, 04/25/2025	$12,275,000	$12,249,468
Vantiv LLC (1 month LIBOR + 2.000%)
3.919%, 01/16/2023	1,255,000	1,257,359
		13,506,827
Health care – 0.3%
Change Healthcare Holdings LLC (1
month LIBOR + 2.750%)
4.730%, 03/01/2024	4,717,350	4,713,812
NVA Holdings, Inc. (3 month LIBOR +
2.750%)
5.052%, 02/02/2025	1,000,000	1,000,630
		5,714,442
Industrials – 0.2%
Institutional Shareholder Services, Inc. (3
month LIBOR + 3.750%)
5.797%, 10/16/2024	34,583	34,670
6.058%, 10/16/2024	379,466	380,414
Welbilt, Inc. (1 month LIBOR + 2.750%)
4.730%, 03/03/2023	2,534,289	2,539,053
		2,954,137
Information technology – 0.2%
Cypress Intermediate Holdings III, Inc.
(1 month LIBOR + 3.000%)
4.990%, 04/27/2024	819,573	820,745
Fiserv, Inc. (1 month LIBOR + 1.250%)
3.218%, 10/25/2018	330,000	329,175
Global Payments, Inc. (1 month LIBOR
+ 1.750%)
3.730%, 05/02/2022	1,467,813	1,467,813
Kronos, Inc. (2 and 3 month LIBOR +
3.000%)
5.357%, 11/01/2023	565,000	567,356
		3,185,089
Materials – 0.1%
HB Fuller Company (1 month LIBOR +
2.000%)
3.948%, 10/20/2024	1,198,975	1,199,311
Telecommunication services – 0.1%
Zayo Group LLC (1 month LIBOR +
2.250%)
4.230%, 01/19/2024	2,025,000	2,035,125
TOTAL TERM LOANS (Cost $32,983,999)		$32,971,874

PURCHASED OPTIONS – 0.0%
Calls – 0.0%
Over the Counter Option on AT&T, Inc.
(Expiration Date: 6-15-18; Strike
Price: $40.00; Counterparty: Goldman
Sachs & Company; Notional
Amount: 83,600) (A)	836	1,672
TOTAL PURCHASED OPTIONS (Cost $87,947)		$1,672

SECURITIES LENDING COLLATERAL – 0.5%
John Hancock Collateral Trust,
1.8769% (H)(I)	860,950	8,613,374
TOTAL SECURITIES LENDING COLLATERAL
(Cost $8,613,308)		$8,613,374

SHORT-TERM INVESTMENTS – 4.3%
Money market funds – 4.3%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (H)	6,253,220	6,253,220
T. Rowe Price Government Reserve Fund,
1.7588% (H)	71,614,872	71,614,872
		77,868,092
TOTAL SHORT-TERM INVESTMENTS (Cost $77,868,092)		$77,868,092
Total Investments (Capital Appreciation Value Fund)
(Cost $1,587,319,212) – 100.9%		$1,823,255,357
Other assets and liabilities, net – (0.9%)		(16,723,087)
TOTAL NET ASSETS – 100.0%		$1,806,532,270

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $8,407,697.
(C)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	The rate shown is the annualized seven-day yield as of 5-31-18. Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

DERIVATIVES

WRITTEN OPTIONS

Options on securities
Counterparty (OTC)/			Exercise	Expiration	Number of	Notional
Exchange-traded	Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Deutsche Bank
Securities, Inc.	Abbott Laboratories	USD	67.50	Jan 2019	302	30,200	$55,369	$(44,382)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	53	5,300	316,509	(194,623)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class A	USD	1,200.00	Jan 2019	36	3,600	175,752	(132,197)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class A	USD	1,260.00	Jan 2019	8	800	42,954	(21,921)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	36	3,600	167,671	(132,197)
Credit Suisse Securities
(USA) LLC	Alphabet, Inc., Class C	USD	1,200.00	Jan 2019	18	1,800	89,406	(66,098)
Citigroup Global
Markets, Inc.	Alphabet, Inc., Class C	USD	1,260.00	Jan 2019	29	2,900	148,113	(79,464)
JPMorgan Clearing Corp.	American Tower Corp.	USD	160.00	Jan 2019	156	15,600	80,226	(19,477)
JPMorgan Clearing Corp.	American Tower Corp.	USD	165.00	Jan 2019	156	15,600	59,763	(11,455)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	260.00	Jan 2019	160	16,000	149,791	(51,939)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	120	12,000	116,534	(23,404)
Citigroup Global
Markets, Inc.	Anthem, Inc.	USD	270.00	Jan 2019	158	15,800	100,324	(30,816)
Credit Suisse Securities
(USA) LLC	Apple, Inc.	USD	200.00	Jan 2019	435	43,500	290,223	(325,195)
Citigroup Global
Markets, Inc.	Booking Holdings, Inc.	USD	2,300.00	Jan 2019	20	2,000	140,428	(181,901)
JPMorgan Clearing Corp.	Broadcom, Inc.	USD	270.00	Jan 2019	299	29,900	550,753	(410,530)
Citigroup Global
Markets, Inc.	Crown Castle International Corp.	USD	120.00	Jan 2019	303	30,300	104,746	(26,658)
Citigroup Global
Markets, Inc.	Crown Castle International Corp.	USD	125.00	Jan 2019	203	20,300	44,371	(9,144)
Citigroup Global
Markets, Inc.	Enterprise Products Partners LP	USD	30.00	Jan 2019	1,604	160,400	130,671	(158,354)
Citigroup Global
Markets, Inc.	Facebook, Inc., Class A	USD	180.00	Jan 2019	294	29,400	318,484	(716,639)
Citigroup Global
Markets, Inc.	Intercontinental Exchange, Inc.	USD	80.00	Jan 2019	623	62,300	167,506	(82,563)
JPMorgan Clearing Corp.	Intuit, Inc.	USD	190.00	Jan 2019	262	26,200	237,003	(613,560)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	134	13,400	166,711	(272,777)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	180.00	Jan 2019	40	4,000	51,400	(81,426)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	135	13,500	140,801	(231,768)
Goldman Sachs &
Company	Mastercard, Inc., Class A	USD	185.00	Jan 2019	40	4,000	43,628	(68,672)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	100.00	Jan 2019	515	51,500	224,679	(331,795)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	105.00	Jan 2019	198	19,800	89,985	(84,522)
RBC Capital Markets LLC	Microsoft Corp.	USD	105.00	Jan 2019	241	24,100	79,289	(102,877)
Deutsche Bank
Securities, Inc.	Microsoft Corp.	USD	110.00	Jan 2019	463	46,300	117,926	(124,143)
JPMorgan Clearing Corp.	Microsoft Corp.	USD	110.00	Jan 2019	198	19,800	62,766	(53,089)
RBC Capital Markets LLC	Microsoft Corp.	USD	110.00	Jan 2019	241	24,100	51,333	(64,618)
Citigroup Global
Markets, Inc.	Philip Morris International, Inc.	USD	115.00	Jan 2019	258	25,800	103,484	(2,296)
Citigroup Global
Markets, Inc.	State Street Corp.	USD	100.00	Jan 2019	289	28,900	226,024	(158,106)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	125.00	Jan 2019	300	30,000	132,086	(103,353)
Goldman Sachs &
Company	Texas Instruments, Inc.	USD	130.00	Jan 2019	301	30,100	97,248	(68,939)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	140.00	Jan 2019	50	5,000	30,963	(59,618)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

Options on securities (continued)
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	145.00	Jan 2019	50	5,000	$23,978	$(46,369)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	150.00	Jan 2019	49	4,900	18,019	(33,694)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	155.00	Jan 2019	49	4,900	13,261	(24,990)
Credit Suisse Securities
(USA) LLC	The PNC Financial Services Group, Inc.	USD	165.00	Jan 2019	402	40,200	143,514	(96,243)
Citigroup Global
Markets, Inc.	The PNC Financial Services Group, Inc.	USD	180.00	Jan 2019	40	4,000	20,440	(2,755)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	230.00	Jan 2019	156	15,600	154,639	(86,845)
Merrill Lynch, Pierce,
Fenner & Smith, Inc.	Thermo Fisher Scientific, Inc.	USD	240.00	Jan 2019	156	15,600	106,723	(50,287)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	56	5,600	52,192	(47,301)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	260.00	Jan 2019	152	15,200	86,788	(128,389)
Citigroup Global
Markets, Inc.	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	55	5,500	34,485	(30,773)
Goldman Sachs &
Company	UnitedHealth Group, Inc.	USD	270.00	Jan 2019	436	43,600	214,003	(243,946)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	105.00	Jan 2019	100	10,000	61,709	(282,376)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	110.00	Jan 2019	100	10,000	45,615	(237,846)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	115.00	Jan 2019	100	10,000	32,809	(195,592)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	106	10,600	41,546	(167,529)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	120.00	Jan 2019	165	16,500	64,481	(260,776)
Citigroup Global
Markets, Inc.	Visa, Inc., Class A	USD	125.00	Jan 2019	133	13,300	47,481	(166,253)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	135.00	Jan 2019	393	39,300	167,677	(260,155)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	201	20,100	86,832	(91,677)
Credit Suisse Securities
(USA) LLC	Visa, Inc., Class A	USD	140.00	Jan 2019	177	17,700	82,659	(80,730)
Citigroup Global
Markets, Inc.	Yum! Brands, Inc.	USD	95.00	Jan 2019	431	43,100	76,158	(31,009)
							$6,679,929	$(7,706,051)
Exchange-traded	Booking Holdings, Inc.	USD	2,000.00	Jan 2019	11	1,100	119,932	(261,250)
Exchange-traded	Booking Holdings, Inc.	USD	1,900.00	Jan 2019	11	1,100	155,971	(335,170)
Exchange-traded	Visa, Inc., Class A	USD	125.00	Jan 2019	130	13,000	47,805	(162,500)
							$323,708	$(758,920)
							$7,003,637	$(8,464,971)
Derivatives Currency Abbreviations

USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 55.7%
U.S. Government – 30.3%
U.S. Treasury Bonds
2.500%, 02/15/2046 to 05/15/2046	$16,257,000	$14,675,953
2.750%, 08/15/2047 to 11/15/2047	30,311,000	28,710,772
3.000%, 11/15/2045 to 02/15/2048	36,791,000	36,673,568

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
3.125%, 05/15/2048	$4,147,000	$4,232,532
U.S. Treasury Notes
1.125%, 07/31/2021	8,053,000	7,697,850
1.375%, 09/30/2019 to 09/30/2020	17,744,000	17,363,423
1.500%, 05/31/2020 to 08/15/2026	53,851,000	50,636,443
1.625%, 10/15/2020 to 08/31/2022	18,049,000	17,539,272
1.750%, 11/15/2020 to 12/31/2020	19,151,000	18,806,138
1.875%, 12/31/2019 to 09/30/2022	101,552,000	98,770,730
2.000%, 01/31/2020 to 11/15/2026	68,426,000	66,047,944
2.125%, 12/31/2022	10,203,000	9,961,476
2.250%, 03/31/2020 to 11/15/2027	66,037,000	62,844,540
2.375%, 04/30/2020 to 01/31/2023	18,864,000	18,775,570
2.500%, 03/31/2023	4,133,000	4,098,612
2.625%, 05/15/2021 to 03/31/2025	30,054,000	30,049,918
2.750%, 04/30/2023 to 02/15/2028	26,331,000	26,217,282
2.875%, 04/30/2025 to 05/15/2028	17,400,000	17,463,462
		530,565,485
U.S. Government Agency – 25.4%
Federal Home Loan Mortgage Corp.
2.426%, (12 month LIBOR +
1.649%), 05/01/2043 (A)	916,082	903,066
2.806%, (12 month LIBOR +
1.640%), 01/01/2047 (A)	1,668,671	1,660,048
3.500%, 09/01/2026 to 02/01/2048	6,924,508	6,920,322
4.000%, 10/01/2029 to 06/01/2048	14,500,044	14,956,738
4.500%, 03/01/2039 to 05/01/2045	1,648,557	1,742,884
5.000%, 06/01/2044	1,144,772	1,231,748
Federal National Mortgage Association
2.454%, 10/09/2019 (B)	4,225,000	4,086,200
2.680%, (12 month LIBOR +
1.610%), 05/01/2046 (A)	1,442,482	1,434,416
2.731%, (12 month LIBOR +
1.610%), 12/01/2047 (A)	754,710	748,441
2.940%, (12 month LIBOR +
1.610%), 10/01/2047 (A)	2,086,017	2,085,735
3.000%, 11/01/2032 to 10/01/2033	10,327,796	10,291,787
3.027%, (12 month LIBOR +
1.610%), 12/01/2047 (A)	1,854,792	1,841,070
3.135%, (12 month LIBOR +
1.620%), 03/01/2047 (A)	1,882,656	1,895,042
3.230%, (12 month LIBOR +
1.620%), 06/01/2047 (A)	2,285,085	2,290,777
3.500%, TBA (C)	11,600,000	11,742,281
3.500%, 08/01/2028 to 02/01/2048	48,220,230	48,513,149
3.750%, (12 month LIBOR +
1.620%), 07/01/2048 (A)(D)	1,816,000	1,857,341
4.000%, 04/01/2024 to 05/01/2048	112,363,967	115,705,147
4.376%, (12 month LIBOR +
1.776%), 04/01/2040 (A)	430,209	443,561
4.500%, TBA (C)	25,600,000	26,650,943
4.500%, 05/01/2034 to 01/01/2048	6,941,472	7,314,980
5.000%, TBA (C)	9,000,000	9,523,125
5.000%, 07/01/2044 to 08/01/2056	10,310,243	10,984,455
Government National
Mortgage Association
3.000%, 02/20/2045 to 12/20/2046	22,783,910	22,368,295
3.500%, 04/20/2046 to 01/20/2048	25,065,807	25,214,120
4.000%, TBA (C)	4,900,000	5,027,859
4.000%, 12/20/2047 to 05/20/2048	19,282,067	19,819,662
4.500%, TBA (C)	29,600,000	30,737,981
4.500%, 05/20/2045 to 09/15/2047	2,424,163	2,543,464
5.000%, TBA (C)	19,900,000	20,894,626
5.000%, 12/20/2039 to 06/20/2048	30,650,907	32,293,033
		443,722,296
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $986,769,174)		$974,287,781

FOREIGN GOVERNMENT OBLIGATIONS – 1.2%
Chile – 0.2%
Republic of Chile
3.240%, 02/06/2028	$3,250,000	3,113,500
Indonesia – 0.3%
Republic of Indonesia
2.950%, 01/11/2023	3,055,000	2,916,945
4.100%, 04/24/2028	1,970,000	1,938,047
		4,854,992
Israel – 0.0%
Government of Israel
4.125%, 01/17/2048	610,000	568,427
Japan – 0.2%
Japan Bank for International Cooperation
2.250%, 02/24/2020	2,776,000	2,752,874
Mexico – 0.1%
Government of Mexico
4.600%, 02/10/2048	1,962,000	1,778,553
5.750%, 10/12/2099	688,000	661,512
		2,440,065
Paraguay – 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (E)	1,445,000	1,491,963
Qatar – 0.1%
Government of Qatar
3.875%, 04/23/2023 (E)	950,000	948,434
4.500%, 04/23/2028 (E)	700,000	701,360
		1,649,794
Saudi Arabia – 0.1%
Kingdom of Saudi Arabia
4.000%, 04/17/2025 (E)	625,000	618,839
5.000%, 04/17/2049 (E)	475,000	457,563
		1,076,402
South Korea – 0.1%
Export-Import Bank of Korea
2.500%, 11/01/2020	1,198,000	1,176,145
3.000%, 11/01/2022	1,602,000	1,562,844
		2,738,989
Uruguay – 0.0%
Republic of Uruguay
4.975%, 04/20/2055	825,000	794,063
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $22,015,512)		$21,481,069

CORPORATE BONDS – 22.8%
Consumer discretionary – 1.6%
21st Century Fox America, Inc.
4.750%, 11/15/2046	535,000	556,191
Amazon.com, Inc.
3.875%, 08/22/2037 (E)	1,090,000	1,086,491
4.050%, 08/22/2047 (E)	298,000	296,751
CBS Corp.
2.500%, 02/15/2023	945,000	892,387

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Charter Communications Operating LLC
3.750%, 02/15/2028	$693,000	$631,428
4.200%, 03/15/2028	1,077,000	1,011,504
4.464%, 07/23/2022	655,000	668,136
5.375%, 04/01/2038 to 05/01/2047	849,000	796,590
5.750%, 04/01/2048	1,692,000	1,651,031
Discovery Communications LLC
3.950%, 03/20/2028	700,000	660,767
4.875%, 04/01/2043	740,000	678,831
Dollar Tree, Inc.
4.000%, 05/15/2025	831,000	826,862
4.200%, 05/15/2028	1,851,000	1,818,535
Ford Motor Company
5.291%, 12/08/2046	2,164,000	2,078,573
Ford Motor Credit Company LLC
3.815%, 11/02/2027	1,927,000	1,811,554
4.140%, 02/15/2023	2,447,000	2,463,571
General Motors Company
5.150%, 04/01/2038	1,300,000	1,260,051
5.400%, 04/01/2048	700,000	683,700
General Motors Financial Company, Inc.
3.500%, 11/07/2024	1,262,000	1,206,902
4.350%, 04/09/2025	937,000	932,265
Lennar Corp.
4.750%, 11/29/2027 (E)	1,750,000	1,631,875
McDonald’s Corp.
4.450%, 03/01/2047	906,000	910,441
The Brooklyn Union Gas Company
4.273%, 03/15/2048 (E)	634,000	640,300
Time Warner Cable LLC
6.550%, 05/01/2037	455,000	493,672
Time Warner, Inc.
3.800%, 02/15/2027	960,000	927,612
4.850%, 07/15/2045	930,000	895,580
		27,511,600
Consumer staples – 1.6%
Alimentation Couche-Tard, Inc.
2.700%, 07/26/2022 (E)	1,589,000	1,535,748
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 04/13/2028	635,000	632,660
4.750%, 04/15/2058	718,000	712,303
BAT Capital Corp.
2.297%, 08/14/2020 (E)	989,000	969,046
2.764%, 08/15/2022 (E)	2,031,000	1,957,118
3.222%, 08/15/2024 (E)	1,297,000	1,238,640
3.557%, 08/15/2027 (E)	1,017,000	956,505
4.540%, 08/15/2047 (E)	810,000	765,586
Church & Dwight Company, Inc.
2.450%, 08/01/2022	510,000	493,123
3.150%, 08/01/2027	836,000	777,124
3.950%, 08/01/2047	515,000	468,572
Constellation Brands, Inc.
3.200%, 02/15/2023	1,449,000	1,421,209
3.600%, 02/15/2028	1,939,000	1,854,434
Costco Wholesale Corp.
2.300%, 05/18/2022	836,000	814,733
2.750%, 05/18/2024	1,420,000	1,380,368
3.000%, 05/18/2027	2,246,000	2,150,840
General Mills, Inc.
3.700%, 10/17/2023	1,405,000	1,402,076
4.550%, 04/17/2038	893,000	868,901
4.700%, 04/17/2048	742,000	711,150
Kraft Heinz Foods Company
2.800%, 07/02/2020	1,999,000	1,987,025
4.375%, 06/01/2046	2,671,000	2,369,775
5.200%, 07/15/2045	284,000	283,738
Reynolds American, Inc.
5.850%, 08/15/2045	1,259,000	1,397,927
		27,148,601
Energy – 2.6%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	1,045,000	1,014,643
4.850%, 03/15/2021	731,000	756,720
Andeavor Logistics LP
3.500%, 12/01/2022	785,000	771,318
5.200%, 12/01/2047	1,020,000	1,013,178
Cenovus Energy, Inc.
5.400%, 06/15/2047	390,000	387,749
Chevron Corp.
2.954%, 05/16/2026	610,000	585,940
Cimarex Energy Company
4.375%, 06/01/2024	2,237,000	2,289,105
Concho Resources, Inc.
3.750%, 10/01/2027	1,177,000	1,137,510
4.875%, 10/01/2047	305,000	312,670
ConocoPhillips Company
3.350%, 11/15/2024	430,000	429,201
Continental Resources, Inc.
4.900%, 06/01/2044	675,000	664,362
Enbridge Energy Partners LP
7.375%, 10/15/2045	365,000	480,542
Enbridge, Inc.
2.900%, 07/15/2022	1,556,000	1,506,728
Encana Corp.
6.500%, 02/01/2038	1,005,000	1,209,365
6.625%, 08/15/2037	600,000	733,078
Energy Transfer Partners LP
2.500%, 06/15/2018	1,340,000	1,340,030
6.125%, 12/15/2045	1,157,000	1,172,843
Enterprise Products Operating LLC
4.250%, 02/15/2048	1,327,000	1,250,257
4.850%, 03/15/2044	339,000	345,489
4.900%, 05/15/2046	140,000	143,872
Hess Corp.
5.600%, 02/15/2041	260,000	264,036
Kinder Morgan Energy Partners LP
5.400%, 09/01/2044	710,000	711,940
Kinder Morgan, Inc.
3.150%, 01/15/2023	2,580,000	2,502,025
5.000%, 02/15/2021 (E)	1,994,000	2,064,035
5.550%, 06/01/2045	590,000	607,534
Marathon Petroleum Corp.
4.750%, 09/15/2044	265,000	259,488
5.000%, 09/15/2054	459,000	441,546
Occidental Petroleum Corp.
4.200%, 03/15/2048	980,000	973,726
Petroleos Mexicanos
2.378%, 04/15/2025	612,500	601,514
2.460%, 12/15/2025	2,192,000	2,158,918
5.350%, 02/12/2028 (E)	1,620,000	1,521,180
6.350%, 02/12/2048 (E)	655,000	593,365
6.500%, 03/13/2027	1,095,000	1,113,944
6.750%, 09/21/2047	765,000	723,369
Plains All American Pipeline LP
4.500%, 12/15/2026	305,000	300,712
Schlumberger Finance Canada, Ltd.
2.650%, 11/20/2022 (E)	2,658,000	2,580,478
Schlumberger Holdings Corp.
4.000%, 12/21/2025 (E)	2,550,000	2,556,057

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Shell International Finance BV
4.000%, 05/10/2046	$359,000	$349,972
Transcanada Pipelines, Ltd.
4.250%, 05/15/2028	1,405,000	1,408,043
4.750%, 05/15/2038	910,000	922,155
Valero Energy Corp.
4.900%, 03/15/2045	383,000	400,126
Western Gas Partners LP
5.300%, 03/01/2048	1,747,000	1,703,718
5.450%, 04/01/2044	300,000	298,056
Williams Partners LP
3.750%, 06/15/2027	2,027,000	1,917,773
4.850%, 03/01/2048	1,421,000	1,375,467
		45,893,777
Financials – 6.3%
American Express Company
3.400%, 02/27/2023	3,200,000	3,180,432
American International Group, Inc.
6.250%, 05/01/2036	548,000	638,081
Banco Santander SA
3.125%, 02/23/2023	1,600,000	1,524,493
3.848%, 04/12/2023	1,600,000	1,572,964
4.250%, 04/11/2027	935,000	894,196
4.379%, 04/12/2028	2,400,000	2,307,881
Bank of America Corp.
3.300%, 01/11/2023	1,792,000	1,776,118
4.000%, 04/01/2024	1,629,000	1,650,726
4.450%, 03/03/2026	1,011,000	1,019,521
Bank of America Corp. (2.738% to
1-23-21, then 3 month LIBOR +
0.370%) 01/23/2022	1,935,000	1,908,432
Bank of America Corp. (3.366% to
1-23-25, then 3 month LIBOR +
0.810%) 01/23/2026	626,000	604,782
Bank of America Corp. (3.550% to
3-5-23, then 3 month LIBOR +
0.780%) 03/05/2024	1,916,000	1,898,326
Bank of America Corp. (3.593% to
7-21-27, then 3 month LIBOR +
1.370%) 07/21/2028	3,980,000	3,812,489
Bank of America Corp. (4.244% to
4-24-37, then 3 month LIBOR +
1.814%) 04/24/2038	1,411,000	1,388,884
BNP Paribas SA
3.375%, 01/09/2025 (E)	1,217,000	1,153,646
3.500%, 03/01/2023 (E)	2,678,000	2,628,380
Brighthouse Financial, Inc.
3.700%, 06/22/2027	670,000	607,511
Capital One Financial Corp.
2.400%, 10/30/2020	1,265,000	1,238,696
3.200%, 01/30/2023	910,000	886,433
4.250%, 04/30/2025	2,240,000	2,242,112
Capital One NA
2.650%, 08/08/2022	924,000	888,126
Citigroup, Inc.
4.125%, 07/25/2028	620,000	598,822
4.450%, 09/29/2027	2,450,000	2,422,009
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023	636,000	614,871
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023	1,593,000	1,567,431
Citigroup, Inc. (3.878% to 1-24-38, then
3 month LIBOR + 1.168%)
01/24/2039	482,000	445,579
Citigroup, Inc. (4.044% to 6-1-23, then 3
month LIBOR + 1.023%) 06/01/2024	4,780,000	4,818,664
Citigroup, Inc. (4.075% to 4-23-28, then
3 month LIBOR + 1.192%)
04/23/2029	637,000	625,248
Credit Agricole SA
3.750%, 04/24/2023 (E)	1,875,000	1,847,627
DNB Bank ASA
2.125%, 10/02/2020 (E)	3,400,000	3,307,166
Dollar General Corp.
4.125%, 05/01/2028	1,597,000	1,584,647
Fairfax Financial Holdings, Ltd.
4.850%, 04/17/2028 (E)	875,000	868,610
HSBC Holdings PLC
2.650%, 01/05/2022	838,000	813,007
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%) 05/18/2024	1,276,000	1,279,010
Intesa Sanpaolo SpA
3.875%, 07/14/2027 to 01/12/2028 (E)	4,897,000	4,279,447
4.375%, 01/12/2048 (E)	1,390,000	1,117,519
JPMorgan Chase & Co.
2.295%, 08/15/2021	1,029,000	999,428
2.950%, 10/01/2026	2,920,000	2,717,829
JPMorgan Chase & Co. (3.559% to
4-23-23, then 3 month LIBOR +
0.730%) 04/23/2024	1,909,000	1,898,700
JPMorgan Chase & Co. (3.882% to
7-24-37, then 3 month LIBOR +
1.360%) 07/24/2038	2,525,000	2,353,760
JPMorgan Chase & Co. (4.005% to
4-23-28, then 3 month LIBOR +
1.120%) 04/23/2029	950,000	940,354
JPMorgan Chase & Co. (4.260% to
2-22-47, then 3 month LIBOR +
1.580%) 02/22/2048	685,000	659,960
Lloyds Banking Group PLC
4.344%, 01/09/2048	1,140,000	990,410
4.375%, 03/22/2028	3,326,000	3,279,089
4.450%, 05/08/2025	2,080,000	2,102,961
Markel Corp.
3.500%, 11/01/2027	900,000	844,625
MetLife, Inc.
4.600%, 05/13/2046	795,000	813,924
Morgan Stanley
2.625%, 11/17/2021	3,386,000	3,302,944
2.750%, 05/19/2022	8,000	7,794
3.625%, 01/20/2027	2,149,000	2,073,740
Morgan Stanley (3.971% to 7-22-37,
then 3 month LIBOR + 1.455%)
07/22/2038	966,000	905,097
PNC Bank NA
2.500%, 01/22/2021	2,085,000	2,050,217
3.250%, 01/22/2028	616,000	588,748
Prudential Financial, Inc.
3.878%, 03/27/2028	1,000,000	995,636
4.600%, 05/15/2044	320,000	330,908
Synchrony Financial
3.950%, 12/01/2027	2,646,000	2,458,040
The Bank of New York Mellon Corp.
3.250%, 05/16/2027	782,000	755,283
3.500%, 04/28/2023	3,200,000	3,209,255

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
The Goldman Sachs Group, Inc.
3.200%, 02/23/2023	$1,550,000	$1,517,271
3.500%, 11/16/2026	932,000	883,780
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%) 05/01/2029	1,915,000	1,888,391
The Goldman Sachs Group, Inc. (4.411%
to 4-23-38, then 3 month LIBOR +
1.430%) 04/23/2039	1,745,000	1,693,818
The Progressive Corp.
4.200%, 03/15/2048	1,287,000	1,286,929
UBS Group Funding Switzerland AG
2.650%, 02/01/2022 (E)	2,960,000	2,856,646
3.491%, 05/23/2023 (E)	2,190,000	2,155,996
Voya Financial, Inc.
3.125%, 07/15/2024	950,000	901,949
4.800%, 06/15/2046	510,000	509,403
XLIT, Ltd.
5.250%, 12/15/2043	730,000	797,846
5.500%, 03/31/2045	517,000	544,736
6.250%, 05/15/2027	771,000	868,598
		110,195,951
Health care – 2.8%
Abbott Laboratories
3.750%, 11/30/2026	1,437,000	1,418,471
4.900%, 11/30/2046	1,072,000	1,154,250
AbbVie, Inc.
2.500%, 05/14/2020	2,485,000	2,462,218
3.200%, 05/14/2026	1,250,000	1,174,495
4.450%, 05/14/2046	583,000	559,163
4.500%, 05/14/2035	605,000	599,367
Anthem, Inc.
2.500%, 11/21/2020	1,396,000	1,374,932
2.950%, 12/01/2022	1,455,000	1,415,211
3.350%, 12/01/2024	700,000	679,501
Becton, Dickinson and Company
2.404%, 06/05/2020	2,175,000	2,137,307
2.894%, 06/06/2022	1,815,000	1,762,680
3.700%, 06/06/2027	1,495,000	1,421,811
4.685%, 12/15/2044	1,255,000	1,216,232
Celgene Corp.
2.750%, 02/15/2023	2,434,000	2,331,347
2.875%, 02/19/2021	660,000	651,926
4.350%, 11/15/2047	403,000	362,377
4.550%, 02/20/2048	760,000	704,180
CVS Health Corp.
3.350%, 03/09/2021	1,811,000	1,814,501
4.100%, 03/25/2025	1,585,000	1,585,711
4.300%, 03/25/2028	3,862,000	3,832,802
4.780%, 03/25/2038	1,161,000	1,151,639
5.050%, 03/25/2048	1,524,000	1,554,853
Gilead Sciences, Inc.
4.150%, 03/01/2047	983,000	946,528
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021	3,193,000	3,200,703
Glaxosmithkline Capital, Inc.
3.375%, 05/15/2023	3,193,000	3,199,180
3.625%, 05/15/2025	1,277,000	1,280,687
3.875%, 05/15/2028	446,000	452,056
Johnson & Johnson
2.625%, 01/15/2025	670,000	641,304
3.400%, 01/15/2038	1,365,000	1,293,242
3.500%, 01/15/2048	750,000	708,511
Stryker Corp.
3.375%, 11/01/2025	1,002,000	984,181
3.650%, 03/07/2028	1,879,000	1,863,289
Thermo Fisher Scientific, Inc.
2.950%, 09/19/2026	915,000	850,549
3.200%, 08/15/2027	1,800,000	1,690,500
		48,475,704
Industrials – 2.0%
AerCap Ireland Capital DAC
3.500%, 01/15/2025	1,895,000	1,788,267
Air Lease Corp.
3.625%, 04/01/2027 to 12/01/2027	2,505,000	2,335,345
Burlington Northern Santa Fe LLC
4.050%, 06/15/2048	975,000	955,140
Canadian Pacific Railway Company
4.000%, 06/01/2028	1,050,000	1,065,999
Delta Air Lines, Inc.
3.800%, 04/19/2023	1,879,000	1,865,975
4.375%, 04/19/2028	1,200,000	1,175,331
ERAC USA Finance LLC
4.500%, 02/15/2045 (E)	310,000	295,525
FedEx Corp.
4.400%, 01/15/2047	406,000	392,962
4.550%, 04/01/2046	1,095,000	1,077,032
General Dynamics Corp.
2.875%, 05/11/2020	2,815,000	2,812,872
3.000%, 05/11/2021	2,125,000	2,119,892
3.375%, 05/15/2023	1,790,000	1,796,399
General Electric Company
5.875%, 01/14/2038	573,000	651,385
John Deere Capital Corp.
2.650%, 06/24/2024	1,530,000	1,465,008
2.800%, 09/08/2027	773,000	723,743
Mexico City Airport Trust
5.500%, 07/31/2047 (E)	1,045,000	911,763
Northrop Grumman Corp.
2.080%, 10/15/2020	1,490,000	1,457,712
2.550%, 10/15/2022	2,206,000	2,130,872
3.200%, 02/01/2027	2,170,000	2,054,731
3.250%, 08/01/2023 to 01/15/2028	3,109,000	3,033,653
4.030%, 10/15/2047	795,000	745,467
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (E)	1,707,000	1,697,859
The Boeing Company
3.250%, 03/01/2028	1,015,000	998,387
3.550%, 03/01/2038	540,000	519,964
3.625%, 03/01/2048	435,000	410,767
Valmont Industries, Inc.
5.250%, 10/01/2054	915,000	863,019
		35,345,069
Information technology – 1.0%
Alibaba Group Holding, Ltd.
3.400%, 12/06/2027	410,000	388,442
4.000%, 12/06/2037	408,000	386,543
4.200%, 12/06/2047	454,000	428,401
4.400%, 12/06/2057	594,000	558,162
Apple, Inc.
2.850%, 05/11/2024	1,243,000	1,210,335
3.200%, 05/11/2027	1,890,000	1,835,327
3.750%, 11/13/2047	1,021,000	972,221
4.250%, 02/09/2047	1,272,000	1,304,682
4.375%, 05/13/2045	630,000	657,688
Dell International LLC
6.020%, 06/15/2026 (E)	310,000	326,950
8.350%, 07/15/2046 (E)	492,000	596,299

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Hewlett Packard Enterprise Company
6.350%, 10/15/2045	$1,023,000	$1,031,454
Microsoft Corp.
2.000%, 08/08/2023	1,665,000	1,579,076
4.100%, 02/06/2037	1,071,000	1,116,885
4.250%, 02/06/2047	635,000	670,993
Oracle Corp.
2.625%, 02/15/2023	1,542,000	1,505,457
2.950%, 11/15/2024	801,000	777,162
3.800%, 11/15/2037	1,464,000	1,426,372
4.000%, 11/15/2047	654,000	638,396
		17,410,845
Materials – 0.9%
Barrick North America Finance LLC
5.700%, 05/30/2041	774,000	866,273
CF Industries, Inc.
3.400%, 12/01/2021 (E)	1,978,000	1,946,687
4.500%, 12/01/2026 (E)	2,350,000	2,324,736
Fibria Overseas Finance, Ltd.
5.250%, 05/12/2024	200,000	201,500
International Paper Company
5.150%, 05/15/2046	1,535,000	1,558,819
Southern Copper Corp.
5.875%, 04/23/2045	785,000	845,107
7.500%, 07/27/2035	235,000	290,813
Syngenta Finance NV
5.182%, 04/24/2028 (E)	1,335,000	1,306,360
5.676%, 04/24/2048 (E)	390,000	367,638
The Royal Bank Of Scotland Group PLC
(4.892% to 5-18-28, then 3 month
LIBOR + 1.754%) 05/18/2029	2,020,000	2,015,661
The Sherwin-Williams Company
2.750%, 06/01/2022	1,592,000	1,549,529
3.450%, 06/01/2027	632,000	600,494
4.500%, 06/01/2047	605,000	591,400
Vale Overseas, Ltd.
6.250%, 08/10/2026	1,040,000	1,123,200
Vulcan Materials Company
4.500%, 06/15/2047	740,000	681,744
		16,269,961
Real estate – 1.3%
American Tower Corp.
3.600%, 01/15/2028	1,996,000	1,871,578
Boston Properties LP
3.200%, 01/15/2025	1,679,000	1,601,732
Brandywine Operating Partnership LP
3.950%, 11/15/2027	1,268,000	1,218,392
DDR Corp.
4.250%, 02/01/2026	262,000	257,587
4.625%, 07/15/2022	1,850,000	1,908,618
Mid-America Apartments LP
3.600%, 06/01/2027	672,000	644,999
3.750%, 06/15/2024	1,600,000	1,581,527
4.000%, 11/15/2025	825,000	819,120
4.300%, 10/15/2023	690,000	706,320
Public Storage
2.370%, 09/15/2022	1,837,000	1,765,935
3.094%, 09/15/2027	1,487,000	1,404,173
Regency Centers LP
3.600%, 02/01/2027	671,000	641,917
4.125%, 03/15/2028	786,000	780,531
Store Capital Corp.
4.500%, 03/15/2028	2,515,000	2,463,835
Tanger Properties LP
3.750%, 12/01/2024	790,000	758,814
3.875%, 12/01/2023	890,000	871,373
Washington Prime Group LP
5.950%, 08/15/2024	640,000	619,746
WEA Finance LLC
3.150%, 04/05/2022 (E)	1,770,000	1,739,455
		21,655,652
Telecommunication services – 1.0%
AT&T, Inc.
3.400%, 05/15/2025	320,000	304,805
4.900%, 08/15/2037 (E)	418,000	407,174
5.150%, 02/15/2050 (E)	671,000	649,753
5.250%, 03/01/2037	1,227,000	1,246,733
5.450%, 03/01/2047	1,311,000	1,323,103
Telefonica Emisiones SAU
5.213%, 03/08/2047	550,000	549,890
Verizon Communications, Inc.
4.125%, 08/15/2046	2,593,000	2,231,352
4.272%, 01/15/2036	645,000	599,907
4.400%, 11/01/2034	2,322,000	2,223,013
5.500%, 03/16/2047	1,403,000	1,477,120
Vodafone Group PLC
3.750%, 01/16/2024	3,185,000	3,167,935
4.375%, 05/30/2028	2,105,000	2,087,950
5.000%, 05/30/2038	635,000	632,675
5.250%, 05/30/2048	825,000	832,057
		17,733,467
Utilities – 1.7%
American Transmission Systems, Inc.
5.000%, 09/01/2044 (E)	353,000	387,644
Appalachian Power Company
3.300%, 06/01/2027	1,060,000	1,020,370
Baltimore Gas & Electric Company
3.750%, 08/15/2047	436,000	416,181
Broadcom Corp.
3.500%, 01/15/2028	1,573,000	1,447,523
Commonwealth Edison Company
3.750%, 08/15/2047	429,000	407,355
4.000%, 03/01/2048	760,000	755,250
Dominion Energy, Inc.
1.600%, 08/15/2019	1,300,000	1,278,323
2.000%, 08/15/2021	940,000	896,582
Duke Energy Corp.
1.800%, 09/01/2021	1,410,000	1,345,561
Duquesne Light Holdings, Inc.
3.616%, 08/01/2027 (E)	1,855,000	1,767,585
Electricite de France SA
6.000%, 01/22/2114 (E)	1,225,000	1,271,758
Georgia Power Company
4.300%, 03/15/2042	320,000	324,244
Indiana Michigan Power Company
4.550%, 03/15/2046	685,000	723,164
IPALCO Enterprises, Inc.
3.700%, 09/01/2024	1,630,000	1,579,433
ITC Holdings Corp.
3.350%, 11/15/2027 (E)	272,000	255,925
Mid-Atlantic Interstate
Transmission LLC
4.100%, 05/15/2028 (E)	1,273,000	1,282,895
Northern States Power Company
3.600%, 09/15/2047	784,000	738,937
Pacific Gas & Electric Company
3.300%, 12/01/2027	1,750,000	1,615,846

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Pacific Gas &
Electric Company (continued)
3.950%, 12/01/2047	$236,000	$208,971
PECO Energy Company
3.150%, 10/15/2025	692,000	675,526
Sempra Energy
2.900%, 02/01/2023	664,000	648,233
4.000%, 02/01/2048	2,358,000	2,169,811
South Carolina Electric & Gas Company
5.100%, 06/01/2065	236,000	238,912
Southern California Edison Company
4.125%, 03/01/2048	485,000	473,353
Southern Company Gas Capital Corp.
2.450%, 10/01/2023	980,000	922,337
Southwestern Electric Power Company
2.750%, 10/01/2026	321,000	297,691
3.850%, 02/01/2048	835,000	781,747
3.900%, 04/01/2045	430,000	404,352
Southwestern Public Service Company
3.700%, 08/15/2047	312,000	293,944
State Grid Overseas Investment
2016, Ltd.
3.750%, 05/02/2023 (E)	2,260,000	2,272,273
4.250%, 05/02/2028 (E)	1,974,000	1,993,131
The Southern Company
3.250%, 07/01/2026	451,000	424,879
Union Electric Company
4.000%, 04/01/2048	630,000	622,997
		29,942,733
TOTAL CORPORATE BONDS
(Cost $405,899,342)		$397,583,360

MUNICIPAL BONDS – 0.6%
County of Clark (Nevada)
6.820%, 07/01/2045	1,115,000	1,619,671
Los Angeles Community College District
(California)
6.750%, 08/01/2049	1,530,000	2,262,717
North Texas Tollway Authority
6.718%, 01/01/2049	1,495,000	2,148,255
Port Authority of New York & New
Jersey
4.458%, 10/01/2062	2,210,000	2,388,038
State of California
7.600%, 11/01/2040	490,000	744,286
The Ohio State University
4.800%, 06/01/2111	600,000	649,452
TOTAL MUNICIPAL BONDS (Cost $9,032,554)		$9,812,419

COLLATERALIZED MORTGAGE
OBLIGATIONS – 11.1%
Commercial and residential – 4.3%
Benchmark Mortgage Trust
Series 2018-B1, Class ASB
3.602%, 01/15/2051 (F)	532,000	533,470
CD Mortgage Trust
Series 2016-CD1, Class A1,
1.443%, 08/10/2049	360,591	351,478
Series 2016-CD1, Class ASB,
2.622%, 08/10/2049	1,295,000	1,238,427
Series 2017-CD4, Class ASB,
3.317%, 05/10/2050	702,000	698,729
Series 2017-CD6, Class ASB,
3.332%, 11/13/2050	1,764,000	1,752,378
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A1,
1.793%, 01/10/2048	564,465	556,229
Series 2016-C4, Class A4,
3.283%, 05/10/2058	890,000	867,385
Series 2016-C4, Class ASB,
3.091%, 05/10/2058	945,000	926,650
Series 2016-C7, Class A2,
3.585%, 12/10/2054	934,000	931,219
Series 2016-C7, Class A3,
3.839%, 12/10/2054	579,000	586,582
Series 2017-C8, Class A1,
1.965%, 06/15/2050	499,620	489,779
Series 2017-C8, Class A4,
3.572%, 06/15/2050	560,000	554,591
Series 2017-C8, Class ASB,
3.367%, 06/15/2050	733,000	726,393
Citigroup Commercial Mortgage Trust
Series 2015-GC29, Class A4,
3.192%, 04/10/2048	823,000	806,529
Series 2015-GC29, Class AS,
3.457%, 04/10/2048	421,000	415,707
Commercial Mortgage Trust (Cantor
Fitzgerald/Deutsche Bank AG)
Series 2012-CR3, Class A3,
2.822%, 10/15/2045	734,040	721,566
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	107,368	105,266
Series 2013-CR10, Class A2,
2.972%, 08/10/2046	331,036	331,351
Series 2013-CR11, Class A1,
1.468%, 08/10/2050	86,273	85,942
Series 2013-CR12, Class A1,
1.295%, 10/10/2046	1,204	1,203
Series 2013-CR12, Class A3,
3.765%, 10/10/2046	455,000	464,132
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	758,000	783,327
Series 2013-CR6, Class A2,
2.122%, 03/10/2046	229,832	229,656
Series 2014-CR16, Class ASB,
3.653%, 04/10/2047	940,000	953,958
Series 2014-UBS4, Class AM,
3.968%, 08/10/2047	969,000	975,594
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	1,326,000	1,336,899
Series 2016-COR1, Class ASB,
2.972%, 10/10/2049	562,000	546,956
Commercial Mortgage Trust
(Citigroup/Deutsche Bank AG)
Series 2018-COR3, Class A3
4.228%, 05/10/2051	1,226,000	1,269,785
Commercial Mortgage Trust (Deutsche
Bank AG)
Series 2014-LC15, Class A4
4.006%, 04/10/2047	717,000	739,288
Commercial Mortgage Trust (Deutsche
Bank AG/Jefferies & Company)
Series 2014-UBS5, Class ASB
3.548%, 09/10/2047	195,000	197,176

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Commercial Mortgage Trust (Deutsche
Bank AG/UBS)
Series 2014-UBS2, Class A5
3.961%, 03/10/2047	$248,000	$254,959
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4,
3.718%, 08/15/2048	986,000	994,002
Series 2015-C4, Class A4,
3.808%, 11/15/2048	2,404,000	2,432,793
Series 2016-C5, Class ASB,
3.533%, 11/15/2048	279,000	280,361
Series 2016-C7, Class A5,
3.502%, 11/15/2049	1,501,000	1,478,656
Series 2018-CX11, Class A5,
4.033%, 04/15/2051 (F)	1,376,000	1,405,751
DBJPM Mortgage Trust
Series 2017-C6, Class ASB
3.121%, 06/10/2050	416,000	406,081
GS Mortgage Securities Trust
Series 2012-GCJ7, Class AAB,
2.935%, 05/10/2045	146,040	146,087
Series 2013-GC16, Class A2,
3.033%, 11/10/2046	427,773	427,956
Series 2014-GC18, Class A3,
3.801%, 01/10/2047	623,000	636,230
Series 2015-GC35, Class A4,
3.506%, 10/10/2048	885,000	881,278
Series 2016-GS3, Class A4,
2.850%, 10/10/2049	572,000	540,221
Series 2016-GS3, Class AAB,
2.777%, 10/10/2049	857,000	831,623
Impact Funding Affordable Multifamily
Housing Mortgage Loan Trust
Series 2010-1, Class A1
5.314%, 01/25/2051 (E)	1,664,026	1,771,681
JPMBB Commercial Mortgage
Securities Trust
Series 2013-C15, Class A2,
2.977%, 11/15/2045	708,105	708,130
Series 2014-C21, Class A5,
3.775%, 08/15/2047	1,628,000	1,659,770
Series 2014-C23, Class A4,
3.670%, 09/15/2047	793,000	800,810
Series 2015-C28, Class A2,
2.773%, 10/15/2048	542,000	540,599
Series 2015-C28, Class A3,
2.912%, 10/15/2048	3,160,000	3,053,177
Series 2015-C28, Class A4,
3.227%, 10/15/2048	1,097,000	1,075,819
Series 2015-C30, Class A5,
3.822%, 07/15/2048	947,000	964,931
Series 2018-C8, Class A4,
4.210%, 06/15/2051	351,000	365,232
Series 2018-C8, Class ASB,
4.145%, 06/15/2051	841,000	873,465
JPMCC Commercial Mortgage
Securities Trust
Series 2017-JP5, Class ASB,
3.548%, 03/15/2050	2,500,000	2,504,586
Series 2017-JP6, Class ASB,
3.282%, 07/15/2050	781,000	769,396
JPMDB Commercial Mortgage Securities
Trust
Series 2017-C5, Class ASB
3.491%, 03/15/2050	281,000	280,321
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2010-CNTR, Class A2,
4.311%, 08/05/2032 (E)	1,456,751	1,482,320
Series 2011-C4, Class A3,
4.106%, 07/15/2046 (E)	510,616	510,034
Series 2012-CBX, Class A4,
3.483%, 06/15/2045	1,197,000	1,205,729
Series 2013-C13, Class A2,
2.665%, 01/15/2046	692,275	691,610
Series 2014-C20, Class A2,
2.872%, 07/15/2047	516,000	516,171
Series 2014-C20, Class A5,
3.805%, 07/15/2047	65,000	66,112
Series 2015-JP1, Class ASB,
3.733%, 01/15/2049	843,000	856,609
Series 2016-JP2, Class A1,
1.324%, 08/15/2049	939,992	920,671
Series 2016-JP2, Class ASB,
2.713%, 08/15/2049	770,000	743,473
JPMorgan Mortgage Trust
Series 2016-5, Class A1,
2.599%, 12/25/2046 (E)(F)	1,024,591	1,010,209
Series 2017-5, Class A1,
3.180%, 10/26/2048 (E)(F)	8,657,819	8,576,774
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2013-C9, Class A2,
1.970%, 05/15/2046	7,693	7,684
Series 2015-C25, Class A5,
3.635%, 10/15/2048	913,000	917,949
Series 2015-C25, Class ASB,
3.383%, 10/15/2048	2,640,000	2,642,702
Series 2015-C27, Class A4,
3.753%, 12/15/2047	562,000	568,572
Series 2016-C28, Class A4,
3.544%, 01/15/2049	479,000	477,152
Morgan Stanley Capital I Trust
Series 2015-UBS8, Class A3,
3.540%, 12/15/2048	690,000	689,012
Series 2016-UB11, Class A1,
1.445%, 08/15/2049	971,683	952,230
Series 2016-UB11, Class ASB,
2.606%, 08/15/2049	646,000	620,693
Series 2016-UBS9, Class A1,
1.711%, 03/15/2049	494,067	485,383
UBS Commercial Mortgage Trust
Series 2017-C7, Class A4,
3.679%, 12/15/2050	1,284,000	1,275,564
Series 2018-C, Class A4,
4.117%, 03/15/2051 (F)	1,387,000	1,426,532
Series 2018-C10, Class A4,
4.313%, 05/15/2051	685,000	716,431
UBS-Barclays Commercial
Mortgage Trust
Series 2012-C2, Class A4,
3.525%, 05/10/2063	1,137,000	1,148,767

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
UBS-Barclays Commercial
Mortgage Trust (continued)
Series 2013-C5, Class A4,
3.185%, 03/10/2046	$973,000	$969,590
		75,739,533
U.S. Government Agency – 6.8%
Federal Home Loan Mortgage Corp.
Series 360, Class 300,
3.000%, 11/15/2047	3,793,449	3,703,905
Series 3829, Class ED,
3.500%, 10/15/2028	12,753	12,744
Series 3838, Class QE,
3.500%, 01/15/2029	200,351	200,521
Series 4425, Class A,
4.000%, 09/15/2040	530,976	547,168
Series 4576, Class HN,
3.500%, 08/15/2041	3,313,039	3,343,948
Series 4640, Class LD,
4.000%, 09/15/2043	4,104,400	4,233,234
Series 4700, Class QJ,
4.000%, 07/15/2044	3,851,603	3,982,995
Series 4705, Class A,
4.500%, 09/15/2042	2,575,302	2,714,015
Series 4742, Class PA,
3.000%, 10/15/2047	11,932,738	11,669,153
Series 4759, Class E,
3.500%, 09/15/2041	2,730,854	2,754,298
Series 4767 KA, Class KA,
3.000%, 03/15/2048	3,452,592	3,428,573
Series 4782, Class BA,
4.500%, 11/15/2044	4,325,963	4,503,465
Series 4786, Class DP,
4.500%, 07/15/2042	1,918,080	1,996,554
Series 4787, Class AK,
3.000%, 05/15/2048	4,288,796	4,152,921
Series 4796, Class AK,
3.000%, 05/15/2048	6,403,000	6,095,356
Series 4802, Class A,
3.000%, 06/15/2048	6,046,000	5,831,467
Federal National Mortgage Association
Series 1998-61, Class PL,
6.000%, 11/25/2028	644	698
Series 2011-43, Class AN,
3.500%, 12/25/2028	72,077	71,972
Series 2013-30, Class CA,
1.500%, 04/25/2043	760,813	704,258
Series 2014-40, Class EP,
3.500%, 10/25/2042	941,611	954,368
Series 2015-18, Class HE,
4.000%, 09/25/2041	43,387	44,816
Series 2015-M3, Class FA (1 month
LIBOR + 0.220%),
2.114%, 06/25/2018 (A)	31,629	31,588
Series 2016-59, Class CA,
3.500%, 09/25/2043	4,883,380	4,917,734
Series 2017-13, Class PA,
3.000%, 08/25/2046	2,040,689	2,019,181
Series 2017-M13, Class A2,
2.939%, 09/25/2027 (F)	1,400,000	1,355,996
Series 2017-M7, Class A2,
2.961%, 02/25/2027 (F)	1,258,000	1,215,728
Series 2018-14, Class KC,
3.000%, 03/25/2048	3,234,993	3,210,716
Series 2018-15, Class AB,
3.000%, 03/25/2048	888,358	881,056
Series 2018-15, Class CA,
3.000%, 03/25/2048	857,453	849,926
Series 2018-38, Class LA,
3.000%, 06/25/2048	6,360,000	6,115,885
Series 2018-38, Class PA,
3.500%, 06/25/2047	12,752,000	12,681,340
Series 2018-43, Class CT,
3.000%, 06/25/2048	6,046,000	5,927,726
Series 2018-44, Class PA,
3.500%, 06/25/2044	4,481,000	4,503,947
Series 2018-45, Class GA,
3.000%, 06/25/2048	13,114,000	12,446,006
Government National Mortgage
Association
Series 2012-141, Class WA
4.527%, 11/16/2041 (F)	629,149	665,472
		117,768,730
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $196,492,735)		$193,508,263

ASSET BACKED SECURITIES – 14.3%
Ally Auto Receivables Trust
Series 2015-1, Class A4
1.750%, 05/15/2020	872,000	868,871
Series 2015-2, Class A4
1.840%, 06/15/2020	713,000	710,227
Series 2018-1, Class A4
2.510%, 02/15/2023	811,000	803,047
Series 2018-2, Class A3
2.920%, 11/15/2022	2,835,000	2,838,945
Series 2018-2, Class A4
3.090%, 06/15/2023	1,822,000	1,826,773
Ally Master Owner Trust
Series 2017-1, Class A (1 month
LIBOR + 0.400%)
2.319%, 02/15/2021 (A)	995,000	996,095
Series 2018-2, Class A
3.290%, 05/15/2023	1,027,000	1,026,990
Americredit Automobile Receivables
Trust
Series 2018-1, Class A3
3.070%, 12/19/2022	788,000	789,546
Avis Budget Rental Car Funding
AESOP LLC
Series 2014-2A, Class A
2.500%, 02/20/2021 (E)	2,108,000	2,091,419
Series 2016-2A, Class A
2.720%, 11/20/2022 (E)	969,000	947,834
Capital Auto Receivables Asset Trust
Series 2015-3, Class A4
2.130%, 05/20/2020	935,000	932,879
Series 2015-4, Class A4
2.010%, 07/20/2020	1,420,000	1,415,135
Series 2016-2, Class A4
1.630%, 01/20/2021	57,000	56,425
Series 2016-2, Class A4
1.980%, 10/20/2020	765,000	761,349
Series 2016-3, Class A4
1.690%, 03/20/2021	674,000	666,185

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Capital Auto Receivables
Asset Trust (continued)
Series 2018-1, Class A4
2.930%, 06/20/2022 (E)	$2,181,000	$2,176,863
Citibank Credit Card Issuance Trust
Series 2018-A2, Class A2 (1 month
LIBOR + 0.330%)
2.278%, 01/21/2025 (A)	3,418,000	3,424,155
College Ave Student Loans LLC
Series 2017-A, Class A1 (1 month
LIBOR + 1.650%)
3.610%, 11/26/2046 (A)(E)	1,468,562	1,500,286
Discover Card Execution Note Trust
Series 2017-A2 , Class A2
2.390%, 07/15/2024	1,903,000	1,862,844
Ford Credit Auto Owner Trust
Series 2015-A, Class A4
1.640%, 06/15/2020	930,000	926,830
Series 2017-A, Class A4
1.920%, 04/15/2022	2,510,000	2,460,047
Series 2018-1, Class A
3.190%, 07/15/2031 (E)	2,763,000	2,730,287
Series 2018-A, Class A3
3.030%, 11/15/2022	3,335,000	3,334,461
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.730%, 03/25/2021 (E)	4,872,000	4,829,730
Series 2015-3A, Class A
2.670%, 09/25/2021 (E)	2,840,000	2,799,560
Series 2016-2A, Class A
2.950%, 03/25/2022 (E)	1,214,000	1,198,800
Series 2016-3A, Class A
2.270%, 07/25/2020 (E)	1,787,000	1,771,410
Series 2016-3A, Class B
3.110%, 07/25/2020 (E)	711,000	708,606
Series 2016-4A, Class A
2.650%, 07/25/2022 (E)	3,524,000	3,435,340
Series 2017-1A, Class A
2.960%, 10/25/2021 (E)	1,483,000	1,469,166
Series 2017-2A, Class A
3.290%, 10/25/2023 (E)	2,366,000	2,330,689
Honda Auto Receivables Owner Trust
Series 2018-2, Class A4
3.160%, 08/19/2024	3,359,000	3,358,789
Kubota Credit Owner Trust
Series 2018-1A, Class A4
3.210%, 01/15/2025 (E)	1,043,000	1,046,802
Series 2018-A4, Class A3
3.100%, 08/15/2022 (E)	2,175,000	2,179,907
Navient Private Education Loan Trust
Series 2014-AA, Class A3 (1 month
LIBOR + 1.600%)
3.519%, 10/15/2031 (A)(E)	2,054,000	2,123,139
Series 2014-CTA, Class A (1 month
LIBOR + 0.700%)
2.619%, 09/16/2024 (A)(E)	656,250	657,084
Series 2015-CA, Class B
3.250%, 05/15/2040 (E)	915,000	915,689
Series 2016-AA, Class A2A
3.910%, 12/15/2045 (E)	3,400,130	3,466,167
Series 2016-AA, Class A2B (1 month
LIBOR + 2.150%)
4.069%, 12/15/2045 (A)(E)	1,133,377	1,190,683
Series 2017-A, Class A1 (1 month
LIBOR + 0.400%)
2.319%, 12/16/2058 (A)(E)	1,401,213	1,402,956
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 12/16/2058 (A)(E)	2,128,000	2,149,437
Series 2018-BA, Class A2A
3.820%, 12/15/2059 (E)	1,365,000	1,364,880
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
2.788%, 12/15/2059 (A)(E)	1,191,000	1,191,000
Navient Private Education Refi Loan
Trust
Series 2018-A, Class A2
3.190%, 02/18/2042 (E)	719,000	713,710
Navient Student Loan Trust
Series 2014-1, Class A3 (1 month
LIBOR + 0.510%)
2.470%, 06/25/2031 (A)	1,717,667	1,712,723
Series 2015-1, Class A2 (1 month
LIBOR + 0.600%)
2.560%, 04/25/2040 (A)	6,007,000	6,021,500
Series 2016-1A, Class A (1 month
LIBOR + 0.700%)
2.660%, 02/25/2070 (A)(E)	6,662,522	6,687,793
Series 2016-3A, Class A2 (1 month
LIBOR + 0.850%)
2.810%, 06/25/2065 (A)(E)	1,040,000	1,048,726
Nelnet Student Loan Trust
Series 2004-3, Class A5 (3 month
LIBOR + 0.180%)
2.540%, 10/27/2036 (A)	783,024	773,968
Series 2004-4, Class A5 (3 month
LIBOR + 0.160%)
2.520%, 01/25/2037 (A)	685,888	679,533
Series 2005-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 10/25/2033 (A)	5,537,973	5,505,289
Series 2005-2, Class A5 (3 month
LIBOR + 0.100%)
2.348%, 03/23/2037 (A)	5,200,463	5,133,397
Series 2005-3, Class A5 (3 month
LIBOR + 0.120%)
2.368%, 12/24/2035 (A)	7,085,713	7,024,952
Series 2005-4, Class A4 (3 month
LIBOR + 0.180%)
2.428%, 03/22/2032 (A)	832,000	820,631
Series 2006-2, Class A6 (3 month
LIBOR + 0.380%)
2.742%, 04/25/2031 (A)(E)	3,440,000	3,439,729
Series 2010-2A, Class A (3 month
LIBOR + 0.850%)
3.136%, 09/25/2048 (A)(E)	3,515,461	3,540,955
Series 2010-4A, Class A (1 month
LIBOR + 0.800%)
2.697%, 04/25/2046 (A)(E)	620,179	625,920
Series 2012-4A, Class A (1 month
LIBOR + 0.700%)
2.597%, 09/27/2038 (A)(E)	5,604,651	5,643,716
Series 2014-1A, Class A (1 month
LIBOR + 0.570%)
2.530%, 09/25/2041 (A)(E)	837,080	838,250
Series 2016-1A, Class A (1 month
LIBOR + 0.800%)
2.760%, 09/25/2065 (A)(E)	2,925,376	2,959,200

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2017-2A, Class A (1 month
LIBOR + 0.770%)
2.730%, 09/25/2065 (A)(E)	$3,181,247	$3,197,555
Series 2017-3A, Class A (1 month
LIBOR + 0.850%)
2.810%, 02/25/2066 (A)(E)	3,190,425	3,208,836
SLM Private Education Loan Trust
Series 2013-B, Class A2B (1 month
LIBOR + 1.100%)
3.019%, 06/17/2030 (A)(E)	525,232	527,776
Series 2013-C, Class A2A
2.940%, 10/15/2031 (E)	479,590	480,534
SLM Student Loan Trust
Series 2003-1, Class ASC (3 month
LIBOR + 0.750%)
2.875%, 12/15/2032 (A)(E)	1,132,797	1,127,764
Series 2004-10, Class A7A (3 month
LIBOR + 0.600%)
2.960%, 10/25/2029 (A)(E)	2,777,000	2,789,230
Series 2005-10, ClassA5 (3 month
LIBOR + 0.130%)
2.490%, 07/26/2021 (A)	1,008,772	999,450
Series 2005-6, Class A5B (3 month
LIBOR + 1.200%)
3.560%, 07/27/2026 (A)	6,881	6,900
Series 2005-7, Class A4 (3 month
LIBOR + 0.150%)
2.510%, 10/25/2029 (A)	3,108,095	3,092,701
Series 2005-9, Class A7A (3 month
LIBOR + 0.600%)
2.960%, 01/25/2041 (A)	857,000	858,570
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.470%, 07/26/2021 (A)	4,640,988	4,592,894
Series 2006-3, Class A5 (3 month
LIBOR + 0.100%)
2.460%, 01/25/2021 (A)	2,224,665	2,201,514
Series 2007-1, Class A6 (3 month
LIBOR + 0.140%)
2.500%, 01/27/2042 (A)	1,425,000	1,377,969
Series 2007-2, Class A4 (3 month
LIBOR + 0.060%)
2.420%, 07/25/2022 (A)	2,873,000	2,810,569
Series 2010-1, Class A (1 month
LIBOR + 0.400%)
2.360%, 03/25/2025 (A)	481,211	474,338
Series 2012-1, Class A3 (1 month
LIBOR + 0.950%)
2.910%, 09/25/2028 (A)	4,996,939	5,012,352
Series 2012-2, Class A (1 month
LIBOR + 0.700%)
2.597%, 01/25/2029 (A)	2,524,928	2,521,352
Series 2012-6, Class A3 (1 month
LIBOR + 0.750%)
2.647%, 05/26/2026 (A)	798,126	798,125
Series 2013-4, Class4 A (1 month
LIBOR + 0.550%)
2.510%, 06/25/2043 (A)	818,374	820,432
SMB Private Education Loan Trust
Series 2015-A, Class A2A
2.490%, 06/15/2027 (E)	718,241	708,389
Series 2015-A, Class A2B (1 month
LIBOR + 1.000%)
2.919%, 06/15/2027 (A)(E)	2,021,843	2,038,878
Series 2015-B, Class A2A
2.980%, 07/15/2027 (E)	675,838	672,733
Series 2015-B, Class A2B (1 month
LIBOR + 1.200%)
3.119%, 07/15/2027 (A)(E)	2,725,233	2,762,184
Series 2015-C, Class A2B (1 month
LIBOR + 1.400%)
3.319%, 07/15/2027 (A)(E)	766,140	777,101
Series 2016-A, Class A2A
2.700%, 05/15/2031 (E)	5,523,624	5,419,830
Series 2016-A, Class A2B (1 month
LIBOR + 1.500%)
3.419%, 05/15/2031 (A)(E)	9,746,141	10,018,301
Series 2016-B, Class A2B (1 month
LIBOR + 1.450%)
3.369%, 02/17/2032 (A)(E)	4,892,956	4,999,500
Series 2016-C, Class A2A
2.340%, 09/15/2034 (E)	3,689,000	3,566,391
Series 2016-C, Class A2B (1 month
LIBOR + 1.100%)
3.019%, 09/15/2034 (A)(E)	2,806,000	2,851,355
Series 2017-A, Class A2B (1 month
LIBOR + 0.900%)
2.819%, 09/15/2034 (A)(E)	750,000	757,458
Series 2017-B, Class A2B (1 month
LIBOR + 0.750%)
2.669%, 10/15/2035 (A)(E)	2,628,000	2,635,446
Series 2018-A, Class A2A
3.500%, 02/15/2036 (E)	5,473,000	5,466,419
Series 2018-A, Class A2B (1 month
LIBOR + 0.800%)
2.719%, 02/15/2036 (A)(E)	1,067,000	1,069,419
SoFi Professional Loan Program LLC
Series 2016-A, Class A2
2.760%, 12/26/2036 (E)	1,406,681	1,391,496
Series 2016-D, Class A1 (1 month
LIBOR + 0.950%)
2.910%, 01/25/2039 (A)(E)	282,770	285,499
Series 2016-E, Class A1 (1 month
LIBOR + 0.850%)
2.810%, 07/25/2039 (A)(E)	820,199	824,194
Series 2017-A, Class A1 (1 month
LIBOR + 0.700%)
2.660%, 03/26/2040 (A)(E)	638,233	640,120
Series 2017-B, Class A2FX
2.740%, 05/25/2040 (E)	1,304,000	1,288,163
Series 2017-C, Class A2B
2.630%, 07/25/2040 (E)	1,870,000	1,838,166
Series 2017-D, Class A2FX
2.650%, 09/25/2040 (E)	206,000	200,038
Series 2017-E, Class A1 (1 month
LIBOR + 0.500%)
2.460%, 11/26/2040 (A)(E)	776,029	778,423
Series 2017-E, Class A2B
2.720%, 11/26/2040 (E)	3,269,000	3,180,082
Series 2017-F, Class A2FX
2.840%, 01/25/2041 (E)	2,600,000	2,535,243
Series 2018-A, Class A2B
2.950%, 02/25/2042 (E)	3,021,000	2,941,848
Series 2018-B, Class A2FX
3.340%, 08/25/2047 (E)	2,835,000	2,828,209

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Synchrony Credit Card Master
Note Trust
Series 2015-1, Class A
2.370%, 03/15/2023	$970,000	$961,701
Series 2016-3, Class A
1.580%, 09/15/2022	3,274,000	3,224,778
Series 2018-2, Class A (3 month
LIBOR + 0.130%)
3.470%, 05/15/2026	3,860,000	3,858,810
Toyota Auto Receivables Owner Trust
Series 2018-B, Class A4
3.110%, 11/15/2023	1,783,000	1,793,438
World Financial Network Credit Card
Master Trust
Series 2015-B, Class A
2.550%, 06/17/2024	146,000	144,067
Series 2016-A, Class A
2.030%, 04/15/2025	4,239,000	4,192,617
Series 2016-C, Class A
1.720%, 08/15/2023	1,279,000	1,260,216
Series 2017-A, Class A
2.120%, 03/15/2024	2,337,000	2,298,830
Series 2017-C, Class A
2.310%, 08/15/2024	4,240,000	4,169,539
World Omni Auto Receivables Trust
Series 2014-B, Class A4
1.680%, 12/15/2020	690,000	687,622
Series 2018-B, Class A3
2.870%, 07/17/2023	728,000	727,148
TOTAL ASSET BACKED SECURITIES
(Cost $250,495,072)		$250,599,831

SHORT-TERM INVESTMENTS – 1.6%
Money market funds – 1.6%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.6659% (G)	28,707,582	28,707,582
TOTAL SHORT-TERM INVESTMENTS (Cost $28,707,582)		$28,707,582
Total Investments (Core Bond Fund)
(Cost $1,899,411,971) – 107.3%		$1,875,980,305
Other assets and liabilities, net – (7.3%)		(127,370,677)
TOTAL NET ASSETS – 100.0%		$1,748,609,628

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(B)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $224,961,112 or 12.9% of the fund’s net assets as of 5-31-18.
(F)

Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.

(G)	The rate shown is the annualized seven-day yield as of 5-31-18.

Global Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 32.6%
U.S. Government - 8.4%
U.S. Treasury Bonds
2.750%, 11/15/2042		$4,300,000	$4,110,867
3.000%, 05/15/2045 (A)		600,000	598,711
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2022 to 07/15/2022		1,545,009	1,515,548
0.125%, 07/15/2024 (A)		1,366,196	1,326,804
0.500%, 01/15/2028		3,136,084	3,057,049
1.375%, 02/15/2044 (A)		321,210	353,731
2.500%, 01/15/2029		5,462,622	6,405,644
3.875%, 04/15/2029 (A)		303,584	399,692
U.S. Treasury Notes
2.000%, 08/15/2025 to 11/15/2026 (A)		500,000	472,637
2.875%, 04/30/2025		5,500,000	5,527,930
			23,768,613
U.S. Government Agency - 24.2%
Federal National Mortgage Association
2.577%, (12 month Treasury Average
Index + 1.200%), 11/01/2042 to
10/01/2044 (B)		807,000	812,984
3.221%, (12 month Treasury Average
Index + 1.850%), 11/01/2035 (B)		72,483	74,695
3.500%, TBA (C)		36,300,000	36,133,902
3.510%, (12 month LIBOR +
1.760%), 09/01/2035 (B)		31,647	33,148
3.662%, (12 month LIBOR +
1.912%), 07/01/2035 (B)		22,356	23,545
4.000%, TBA (C)		30,500,000	31,159,630
4.500%, 05/01/2029 to 11/01/2044		298,007	313,676
			68,551,580
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $90,734,317)			$92,320,193

FOREIGN GOVERNMENT OBLIGATIONS - 23.1%
Argentina - 0.1%
Republic of Argentina
3.375%, 01/15/2023	EUR	300,000	329,390
Canada - 3.3%
Government of Canada
1.500%, 12/01/2044	CAD	344,862	329,957
Province of Alberta
1.250%, 06/01/2020		1,500,000	1,137,517
2.350%, 06/01/2025		2,200,000	1,655,277
Province of British Columbia
2.300%, 06/18/2026		1,200,000	897,307
Province of Ontario
2.400%, 06/02/2026		200,000	149,647
2.450%, 06/29/2022		$1,100,000	1,073,650
3.150%, 06/02/2022	CAD	600,000	474,757
3.500%, 06/02/2024		3,100,000	2,499,342
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,181,050
			9,398,504
France - 1.5%
Government of France
2.000%, 05/25/2048 (D)	EUR	3,300,000	4,231,077

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Israel - 0.2%
Government of Israel
3.250%, 01/17/2028		$300,000	$288,977
4.125%, 01/17/2048		200,000	186,370
			475,347
Italy - 3.8%
Republic of Italy
2.800%, 03/01/2067 (D)	EUR	1,300,000	1,310,053
2.950%, 09/01/2038 (D)		2,100,000	2,359,084
3.450%, 03/01/2048 (D)		5,400,000	6,413,399
6.000%, 08/04/2028	GBP	500,000	782,696
			10,865,232
Japan - 3.3%
Development Bank of Japan, Inc.
1.625%, 09/01/2021 (D)		$1,100,000	1,047,361
Government of Japan
0.500%, 09/20/2046	JPY	330,000,000	2,883,045
1.600%, 03/20/2033		90,000,000	988,210
Japan Bank for International Cooperation
2.000%, 11/04/2021		$600,000	579,911
2.375%, 11/16/2022		300,000	290,440
2.500%, 06/01/2022		600,000	586,502
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (D)		1,300,000	1,271,193
Tokyo Metropolitan Government
2.000%, 05/17/2021 (D)		600,000	580,194
2.500%, 06/08/2022 (D)		1,200,000	1,166,864
			9,393,720
Kuwait - 1.0%
State of Kuwait
2.750%, 03/20/2022 (D)		1,000,000	974,221
3.500%, 03/20/2027 (D)		2,000,000	1,937,370
			2,911,591
Norway - 0.4%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,090,865
Poland - 0.4%
Republic of Poland
2.250%, 04/25/2022	PLN	3,900,000	1,055,535
3.250%, 07/25/2025		100,000	27,494
			1,083,029
Qatar - 1.1%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,400,000	1,397,693
4.500%, 01/20/2022		600,000	613,512
4.500%, 04/23/2028 (D)		1,000,000	1,001,943
			3,013,148
Saudi Arabia - 2.0%
Kingdom of Saudi Arabia
2.375%, 10/26/2021		2,400,000	2,305,426
3.625%, 03/04/2028 (D)		900,000	849,725
4.000%, 04/17/2025 (D)		1,000,000	990,143
4.500%, 04/17/2030 (D)		1,600,000	1,585,240
			5,730,534
Slovenia - 1.5%
Republic of Slovenia
4.125%, 02/18/2019 (D)		1,900,000	1,915,287
4.125%, 02/18/2019		1,200,000	1,209,600
5.250%, 02/18/2024		924,000	1,004,754
			4,129,641
Spain - 1.9%
Autonomous Community of Andalusia
4.850%, 03/17/2020	EUR	900,000	1,137,579
Autonomous Community of Catalonia
4.220%, 04/26/2035		100,000	122,672
4.750%, 06/04/2018		300,000	350,715
4.900%, 09/15/2021		600,000	757,433
4.950%, 02/11/2020		900,000	1,111,895
Kingdom of Spain
1.950%, 04/30/2026 (D)		100,000	123,291
2.900%, 10/31/2046 (D)		1,400,000	1,743,511
			5,347,096
United Arab Emirates - 0.3%
Abu Dhabi Government
2.500%, 10/11/2022 (D)		$300,000	287,393
3.125%, 10/11/2027 (D)		600,000	558,198
			845,591
United Kingdom - 2.3%
Government of United Kingdom
3.250%, 01/22/2044	GBP	2,300,000	4,028,106
4.250%, 12/07/2040		1,300,000	2,553,440
			6,581,546
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $66,724,936)			$65,426,311

CORPORATE BONDS - 43.7%
Brazil - 0.7%
Petrobras Global Finance BV
5.999%, 01/27/2028 (D)		$1,849,000	1,712,174
7.250%, 03/17/2044		400,000	376,000
			2,088,174
Canada - 2.4%
Air Canada Pass Through Trust
3.300%, 07/15/2031 (D)		200,000	192,636
Bank of Montreal
1.750%, 06/15/2021 (D)		2,500,000	2,407,815
Enbridge, Inc.
2.900%, 07/15/2022		400,000	387,334
Enbridge, Inc. (3 month LIBOR +
0.400%)
2.737%, 01/10/2020 (B)		100,000	100,045
Enbridge, Inc. (3 month LIBOR +
0.700%)
2.824%, 06/15/2020 (B)		400,000	402,185
Fairfax Financial Holdings, Ltd.
2.750%, 03/29/2028 (D)	EUR	300,000	347,724
Royal Bank of Canada
2.300%, 03/22/2021		$1,200,000	1,177,342
The Bank of Nova Scotia
1.875%, 04/26/2021		1,700,000	1,646,423
			6,661,504
Cayman Islands - 0.1%
Ambac LSNI LLC (3 month LIBOR +
5.000%)
6.810%, 02/12/2023 (B)(D)		51,607	52,381
QNB Finance, Ltd.
1.880%, 08/02/2018		200,000	198,646
			251,027
Denmark - 3.8%
AP Moller - Maersk A/S
2.875%, 09/28/2020 (D)		400,000	395,644
BRFkredit A/S
2.000%, 10/01/2047	DKK	5,250,124	829,000
3.000%, 10/01/2047		46,556	7,758

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Denmark (continued)
Nordea Kredit Realkreditaktieselskab
2.000%, 10/01/2047	DKK	18,436,593	$2,912,458
2.500%, 10/01/2037 to 10/01/2047		1,047,990	174,018
Nykredit Realkredit A/S
2.000%, 10/01/2047		5,755,450	908,746
2.500%, 10/01/2037 to 10/01/2047		13,316,216	2,208,924
Realkredit Danmark A/S
2.000%, 10/01/2047		20,340,738	3,211,822
2.500%, 07/01/2047		87,750	14,289
			10,662,659
France - 2.7%
Credit Agricole SA (8.125% to 9-19-18,
then 5 Year U.S. Swap Rate +
6.283%)
09/19/2033		$1,000,000	1,011,015
Dexia Credit Local SA
0.750%, 01/25/2023	EUR	600,000	719,438
1.875%, 09/15/2021 (D)		$2,500,000	2,410,633
2.000%, 01/22/2021	EUR	800,000	988,368
2.250%, 02/18/2020 (D)		$2,400,000	2,378,601
			7,508,055
Germany - 1.2%
Deutsche Bank AG
4.250%, 10/14/2021		2,200,000	2,180,420
KFW
5.000%, 03/19/2024	AUD	100,000	84,214
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,167,333
			3,431,967
Guernsey, Channel Islands - 0.1%
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 06/09/2023		$250,000	247,976
Hong Kong - 0.1%
AIA Group, Ltd.
3.900%, 04/06/2028 (D)		200,000	199,657
India - 0.1%
ICICI Bank, Ltd. (3 month LIBOR +
1.120%)
3.145%, 12/04/2018 (B)		200,000	199,718
Ireland - 0.1%
Shire Acquisitions Investments Ireland
DAC
1.900%, 09/23/2019		400,000	394,249
Italy - 0.6%
Banca Carige SpA
3.875%, 10/24/2018	EUR	1,435,000	1,696,756
Ivory Coast - 0.9%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,651,563
Japan - 2.0%
Central Nippon Expressway
Company, Ltd. (3 month LIBOR +
0.540%)
2.903%, 08/04/2020 (B)		$1,600,000	1,604,736
Mizuho Financial Group, Inc.
2.953%, 02/28/2022		1,500,000	1,467,969
ORIX Corp.
3.250%, 12/04/2024		100,000	96,033
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%)
3.737%, 03/09/2021 (B)		2,400,000	2,476,368
			5,645,106
Luxembourg - 0.3%
Allergan Funding SCS
3.450%, 03/15/2022		100,000	98,679
3.850%, 06/15/2024		300,000	294,313
Emerald Bay SA
2.884%, 10/08/2020 (D)(E)	EUR	236,000	258,652
European Financial Stability Facility
1.375%, 05/31/2047		300,000	333,748
			985,392
Netherlands - 1.7%
Cooperatieve Rabobank UA
6.875%, 03/19/2020		900,000	1,171,959
ING Bank NV (4.125% to 11-21-18,
then 5 Year U.S. ISDAFIX + 2.700%)
11/21/2023		$1,900,000	1,906,460
Mylan NV
3.150%, 06/15/2021		700,000	692,066
Schaeffler Finance BV
4.750%, 05/15/2023 (D)		300,000	301,965
Stichting AK Rabobank Certificaten
6.500%, 06/29/2018 (F)	EUR	100,000	142,020
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		$500,000	459,201
			4,673,671
Norway - 0.4%
DNB Boligkreditt AS
2.500%, 03/28/2022 (D)		1,200,000	1,172,460
Qatar - 0.1%
Ras Laffan Liquefied Natural Gas
Company, Ltd. III
6.750%, 09/30/2019		400,000	416,002
Russia - 0.1%
Sberbank of Russia
3.080%, 03/07/2019	EUR	300,000	353,967
Singapore - 0.2%
BOC Aviation, Ltd.
3.500%, 09/18/2027 (D)		$200,000	184,143
Oversea-Chinese Banking Corp., Ltd. (3
month LIBOR + 0.450%)
2.771%, 05/17/2021 (B)(D)		400,000	400,337
			584,480
South Korea - 0.2%
Kookmin Bank
2.125%, 10/21/2020		500,000	486,496
Spain - 0.1%
Banco Bilbao Vizcaya Argentaria SA
(6.750% to 2-18-20, then 5 Year Euro
Swap Rate + 6.604%)
02/18/2020 (F)	EUR	200,000	245,193
Sweden - 5.3%
Lansforsakringar Hypotek AB
1.250%, 09/20/2023	SEK	23,800,000	2,759,284
2.250%, 09/21/2022		23,300,000	2,831,189
Nordea Hypotek AB
1.000%, 04/08/2022		23,900,000	2,770,144

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Sweden (continued)
Stadshypotek AB
4.500%, 09/21/2022	SEK	12,000,000	$1,588,606
Sveriges Sakerstallda Obligationer AB
1.250%, 06/15/2022		15,000,000	1,752,650
2.000%, 06/17/2026		4,000,000	474,722
Swedbank Hypotek AB
1.000%, 06/15/2022		24,900,000	2,888,356
			15,064,951
Switzerland - 3.0%
Credit Suisse AG
6.500%, 08/08/2023		$1,200,000	1,281,647
Credit Suisse Group AG (2.997% to
12-14-22, then 3 month LIBOR +
1.200%)
12/14/2023 (D)		800,000	769,231
Credit Suisse Group AG (3 month
LIBOR + 1.200%)
3.307%, 12/14/2023 (B)(D)		1,400,000	1,421,025
UBS AG
2.200%, 06/08/2020 (D)		1,000,000	980,842
5.125%, 05/15/2024		900,000	903,514
7.625%, 08/17/2022		950,000	1,056,875
UBS AG (3 month LIBOR + 0.580%)
2.627%, 06/08/2020 (B)(D)		1,500,000	1,505,684
UBS Group Funding Switzerland AG (3
month LIBOR + 0.950%)
3.292%, 08/15/2023 (B)(D)		500,000	502,434
			8,421,252
United Arab Emirates - 0.2%
First Abu Dhabi Bank PJSC
2.250%, 02/11/2020		600,000	587,508
United Kingdom - 6.7%
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,085,000
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%)
09/15/2019 (F)	GBP	400,000	547,692
Barclays PLC (8.250% to 12-15-18, then
5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (F)		$600,000	611,932
BAT International Finance PLC
2.750%, 06/15/2020 (D)		400,000	396,262
HSBC Holdings PLC (3 month LIBOR +
0.600%)
2.926%, 05/18/2021 (B)		300,000	300,348
HSBC Holdings PLC (3 month LIBOR +
1.000%)
3.326%, 05/18/2024 (B)		200,000	199,266
HSBC Holdings PLC (3.950% to
5-18-23, then 3 month LIBOR +
0.987%)
05/18/2024		400,000	400,944
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%)
03/23/2028 (F)		300,000	297,375
Imperial Brands Finance PLC
2.950%, 07/21/2020 (D)		200,000	198,448
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,650,110
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (F)		1,000,000	1,371,674
Nationwide Building Society (3.766% to
3-8-23, then 3 month LIBOR +
1.064%)
03/08/2024 (D)		$500,000	493,097
RAC Bond Company PLC
4.870%, 05/06/2046	GBP	400,000	558,223
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		$600,000	575,313
Santander UK Group Holdings PLC
2.875%, 08/05/2021		1,600,000	1,561,062
Santander UK PLC (3 month LIBOR +
1.480%)
3.587%, 03/14/2019 (B)		2,400,000	2,424,559
Tesco PLC
5.125%, 04/10/2047	EUR	600,000	847,185
6.125%, 02/24/2022	GBP	50,000	75,943
Tesco Property Finance 6 PLC
5.411%, 07/13/2044		194,304	295,102
The Royal Bank of Scotland Group PLC
(3 month LIBOR + 1.470%)
3.812%, 05/15/2023 (B)		$1,300,000	1,311,073
The Royal Bank of Scotland Group PLC
(3.498% to 5-15-22, then 3 month
LIBOR + 1.480%)
05/15/2023		1,200,000	1,169,760
Virgin Media Secured Finance PLC
4.875%, 01/15/2027	GBP	700,000	910,544
Virgin Money PLC
2.250%, 04/21/2020		1,100,000	1,478,710
Vodafone Group PLC
3.750%, 01/16/2024		$200,000	198,928
			18,958,550
United States - 10.5%
Ally Financial, Inc.
8.000%, 11/01/2031		100,000	120,000
Ambac Assurance Corp.
5.100%, 06/07/2020 (D)		10,734	14,438
American Honda Finance Corp. (3
month LIBOR + 0.350%)
2.713%, 11/05/2021 (B)		200,000	200,213
American International Group, Inc.
4.200%, 04/01/2028		200,000	197,923
American Tower Corp.
1.950%, 05/22/2026	EUR	200,000	235,608
Anheuser-Busch InBev Finance, Inc.
3.300%, 02/01/2023		$600,000	596,612
AT&T, Inc.
1.800%, 09/05/2026 (D)	EUR	1,100,000	1,299,279
AutoNation, Inc.
5.500%, 02/01/2020		$800,000	829,011
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%)
03/15/2028 (F)		400,000	395,500
BAT Capital Corp.
3.557%, 08/15/2027 (D)		200,000	188,103
4.390%, 08/15/2037 (D)		300,000	286,281

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
BAT Capital Corp. (3 month LIBOR +
0.590%)
2.003%, 08/14/2020 (B)(D)		$1,100,000	$1,103,973
Campbell Soup Company
3.300%, 03/15/2021		100,000	99,451
3.650%, 03/15/2023		200,000	196,267
Cardinal Health, Inc.
1.948%, 06/14/2019		900,000	892,584
CenterPoint Energy Resources Corp.
3.550%, 04/01/2023		100,000	99,802
CH Robinson Worldwide, Inc.
4.200%, 04/15/2028		100,000	98,990
Charter Communications Operating LLC
4.464%, 07/23/2022		1,500,000	1,530,083
6.384%, 10/23/2035		300,000	318,342
CIT Group, Inc.
5.375%, 05/15/2020		100,000	103,000
Citigroup, Inc. (2.876% to 7-24-22, then
3 month LIBOR + 0.950%)
07/24/2023		100,000	96,678
Citigroup, Inc. (3.142% to 1-24-22, then
3 month LIBOR + 0.722%)
01/24/2023		200,000	196,790
Conagra Brands, Inc. (3 month LIBOR +
0.500%)
2.831%, 10/09/2020 (B)		300,000	299,617
Continental Resources, Inc.
4.375%, 01/15/2028		200,000	198,762
CVS Health Corp.
3.350%, 03/09/2021		100,000	100,193
3.700%, 03/09/2023		200,000	199,426
4.100%, 03/25/2025		100,000	100,045
4.300%, 03/25/2028		100,000	99,244
4.780%, 03/25/2038		100,000	99,194
Dell International LLC
4.420%, 06/15/2021 (D)		100,000	101,765
Discovery Communications LLC (3
month LIBOR + 0.710%)
2.912%, 09/20/2019 (B)		300,000	301,466
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%)
2.930%, 05/15/2020 (B)(D)		500,000	500,460
Duke Energy Corp. (3 month LIBOR +
0.500%)
2.830%, 05/14/2021 (B)(D)		500,000	499,857
EMC Corp.
2.650%, 06/01/2020		1,300,000	1,268,929
Enable Midstream Partners LP
4.950%, 05/15/2028		200,000	199,995
Energy Transfer Partners LP
4.150%, 10/01/2020		200,000	203,094
5.750%, 09/01/2020		100,000	104,331
EPR Properties
4.500%, 06/01/2027		200,000	191,313
EQT Corp.
2.500%, 10/01/2020		200,000	195,898
3.000%, 10/01/2022		300,000	290,311
4.875%, 11/15/2021		400,000	414,826
Equifax, Inc. (3 month LIBOR +
0.870%)
3.139%, 08/15/2021 (B)		100,000	100,088
Equinix, Inc.
2.875%, 03/15/2024	EUR	200,000	231,263
Fidelity National Information
Services, Inc.
0.400%, 01/15/2021		200,000	234,032
1.700%, 06/30/2022	GBP	200,000	264,289
GATX Corp.
2.500%, 07/30/2019		$200,000	198,651
GATX Corp. (3 month LIBOR +
0.720%)
3.083%, 11/05/2021 (B)		200,000	201,094
General Mills, Inc.
3.200%, 04/16/2021		100,000	99,796
General Mills, Inc. (3 month LIBOR +
1.010%)
3.363%, 10/17/2023 (B)		100,000	101,068
General Motors Financial Company, Inc.
3.200%, 07/13/2020		300,000	299,586
General Motors Financial Company, Inc.
(3 month LIBOR + 0.850%)
3.187%, 04/09/2021 (B)		100,000	100,576
Harris Corp. (3 month LIBOR +
0.475%)
2.794%, 02/27/2019 (B)		200,000	200,243
Harris Corp. (3 month LIBOR +
0.480%)
2.839%, 04/30/2020 (B)		400,000	400,601
JPMorgan Chase Bank N.A. (3 month
LIBOR + 0.340%)
2.702%, 04/26/2021 (B)		700,000	700,495
JPMorgan Chase Bank NA (3.086% to
4-26-20, then 3 month LIBOR +
0.350%)
04/26/2021		500,000	499,889
Kilroy Realty LP
3.450%, 12/15/2024		100,000	96,103
Kimco Realty Corp.
3.300%, 02/01/2025		200,000	190,574
Kraft Heinz Foods Company (3 month
LIBOR + 0.570%)
2.922%, 02/10/2021 (B)		500,000	500,963
Masco Corp.
3.500%, 04/01/2021		200,000	199,754
McDonald’s Corp. (3 month LIBOR +
0.430%)
2.759%, 10/28/2021 (B)		200,000	199,935
Morgan Stanley (3 month LIBOR +
0.550%)
2.902%, 02/10/2021 (B)		800,000	802,160
Morgan Stanley (3.737% to 4-24-23,
then 3 month LIBOR + 0.847%)
04/24/2024		200,000	199,386
MUFG Americas Holdings Corp.
3.000%, 02/10/2025		700,000	672,431
Navient Corp.
5.500%, 01/15/2019		600,000	606,900
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%)
2.372%, 09/03/2019 (B)		700,000	701,259
Nissan Motor Acceptance Corp.
1.550%, 09/13/2019 (D)		600,000	589,202
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (D)		150,000	155,475
Penske Truck Leasing Company LP
3.950%, 03/10/2025 (D)		800,000	795,716

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United States (continued)
QVC, Inc.
3.125%, 04/01/2019		$400,000	$399,819
S&P Global, Inc.
3.300%, 08/14/2020		200,000	200,940
Sempra Energy (3 month LIBOR +
0.450%)
2.574%, 03/15/2021 (B)		300,000	300,603
Solvay Finance America LLC
3.400%, 12/03/2020 (D)		200,000	200,386
Southern Power Company (3 month
LIBOR + 0.550%)
2.752%, 12/20/2020 (B)(D)		300,000	300,427
Spectra Energy Partners LP (3 month
LIBOR + 0.700%)
2.725%, 06/05/2020 (B)		200,000	201,391
Spirit AeroSystems, Inc. (3 month
LIBOR + 0.800%)
3.151%, 06/15/2021 (B)		100,000	100,089
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		200,000	198,760
The Goldman Sachs Group, Inc. (4.223%
to 5-1-28, then 3 month LIBOR +
1.301%)
05/01/2029		700,000	690,273
The Southern Company
2.350%, 07/01/2021		300,000	291,885
Toyota Motor Credit Corp. (3 month
LIBOR + 0.400%)
2.721%, 05/17/2022 (B)		300,000	299,887
Verizon Communications, Inc.
2.625%, 08/15/2026		200,000	180,141
3.125%, 03/16/2022		600,000	592,732
4.125%, 03/16/2027		400,000	400,176
Viacom, Inc.
2.750%, 12/15/2019		513,000	509,123
WEA Finance LLC
3.750%, 09/17/2024 (D)		300,000	296,013
WestRock Company
3.750%, 03/15/2025 (D)		100,000	98,606
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		600,000	595,376
			29,665,810
Virgin Islands, British - 0.1%
CNPC General Capital, Ltd.
2.750%, 05/14/2019		400,000	398,801
TOTAL CORPORATE BONDS (Cost $125,073,336)			$123,652,944

MUNICIPAL BONDS - 1.4%
United States - 1.4%
American Municipal Power, Inc. (Ohio)
7.334%, 02/15/2028		600,000	742,716
California Infrastructure & Economic
Development Bank
6.486%, 05/15/2049		400,000	533,780
City of Los Angeles Wastewater System
Revenue
5.713%, 06/01/2039		200,000	247,536
State of California (1 month LIBOR +
0.780%)
2.355%, 04/01/2047 (B)		2,500,000	2,517,775
TOTAL MUNICIPAL BONDS (Cost $4,025,864)			$4,041,807

TERM LOANS (G) - 0.1%
United States - 0.1%
CenturyLink, Inc. (1 month LIBOR +
2.750%), 4.730% 01/31/2025		299,250	295,360
TOTAL TERM LOANS (Cost $297,909)			$295,360

COLLATERALIZED MORTGAGE OBLIGATIONS - 16.6%
Commercial and residential - 16.0%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1,
4.069%, 09/25/2035 (H)		38,807	36,728
Alba PLC, Series 2005-1, Class A3 (3
month GBP LIBOR + 0.190%),
0.770%, 11/25/2042 (B)	GBP	733,923	943,563
American Home Mortgage Investment
Trust, Series 2004-3, Class 5A (12
month LIBOR + 1.500%),
3.749%, 10/25/2034 (B)		$26,850	26,962
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
3.683%, 02/20/2036 (H)		241,711	239,924
Series 2006-J, Class 4A1,
4.045%, 01/20/2047 (H)		48,577	46,631
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2003-5, Class 1A2,
3.569%, 08/25/2033 (H)		14,151	13,988
Series 2003-7, Class 6A,
3.714%, 10/25/2033 (H)		27,464	27,704
Series 2003-9, Class 2A1,
3.814%, 02/25/2034 (H)		5,122	5,211
Series 2004-2, Class 22A,
3.970%, 05/25/2034 (H)		59,218	57,531
Series 2004-2, Class 23A,
3.126%, 05/25/2034 (H)		23,600	21,608
Series 2005-4, Class 3A1,
3.550%, 08/25/2035 (H)		173,227	159,232
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.677%, 09/25/2035 (H)		617,008	505,663
Series 2005-9, Class 24A1,
3.540%, 11/25/2035 (H)		323,284	281,922
Series 2006-8, Class 3A1 (1 month
LIBOR + 0.160%),
2.120%, 02/25/2034 (B)		31,141	31,125
Bear Stearns Structured Products, Inc.
Trust, Series 2007-R6, Class 1A1,
3.642%, 01/26/2036 (H)		367,386	324,501
BellaVista Mortgage Trust,
Series 2005-2, Class 2A1 (1 month
LIBOR + 0.250%),
2.198%, 05/20/2045 (B)		249,311	181,577
Business Mortgage Finance 7 PLC,
Series 7X, Class A1 (3 month GBP
LIBOR + 2.000%),
2.547%, 02/15/2041 (B)	GBP	460,411	608,771
Casa d’Este Finance SRL, Series 1,
Class A2 (3 month EURIBOR +
0.350%),
0.023%, 09/15/2040 (B)	EUR	136,279	158,991
Chase Mortgage Finance Trust,
Series 2007-A2, Class 7A1,
3.159%, 07/25/2037 (H)		$35,563	31,719
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (B)		71,885	72,203

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Citigroup Mortgage Loan
Trust, Inc. (continued)
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (B)		$281,914	$285,231
Series 2005-5, Class 1A4,
4.505%, 08/25/2035 (H)		3,141,205	2,790,422
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (B)		106,881	108,336
Series 2005-7, Class 1A2,
3.519%, 09/25/2035 (H)		895,943	822,926
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		53,692	50,468
Series 2005-45, Class 2A1 (12 month
Treasury Average Index + 2.050%),
3.608%, 10/20/2035 (B)		1,021,399	780,329
Series 2005-56, Class 2A2 (12 month
Treasury Average Index + 2.040%),
3.011%, 11/25/2035 (B)		37,610	35,378
Series 2005-56, Class 2A3 (12 month
Treasury Average Index + 1.500%),
2.471%, 11/25/2035 (B)		37,584	34,864
Series 2006-OA19, Class A1 (1 month
LIBOR + 0.180%),
1.770%, 02/20/2047 (B)		979,843	804,218
Series 2006-OA2, Class A5 (1 month
LIBOR + 0.230%),
1.820%, 05/20/2046 (B)		2,560,400	2,028,383
Series 2007-11T1, Class A12 (1
month LIBOR + 0.350%),
2.310%, 05/25/2037 (B)		171,853	98,061
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		83,662	72,126
Series 2006-OA1, Class 2A1 (1 month
LIBOR + 0.210%),
1.800%, 03/20/2046 (B)		581,180	490,206
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-12, Class 11A1,
3.478%, 08/25/2034 (H)		15,520	14,635
Series 2004-22, Class A3,
3.508%, 11/25/2034 (H)		72,256	71,947
Series 2005-R2, Class 1AF1 (1 month
LIBOR + 0.340%),
2.300%, 06/25/2035 (B)(D)		126,490	121,714
Series 2004-12, Class 12A1,
3.553%, 08/25/2034 (H)		114,247	111,690
Series 2004-25, Class 1A1 (1 month
LIBOR + 0.660%),
2.620%, 02/25/2035 (B)		87,593	85,810
Series 2004-25, Class 2A1 (1 month
LIBOR + 0.680%),
2.640%, 02/25/2035 (B)		103,014	99,624
Series 2005-HYB9, Class 5A1 (12
month LIBOR + 1.750%),
3.537%, 02/20/2036 (B)		207,309	189,183
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (B)		129,154	113,663
Credit Suisse First Boston Mortgage
Securities Corp.
Series 2003-AR18, Class 2A3,
3.386%, 07/25/2033 (H)		3,982	3,981
Series 2003-AR20, Class 2A1,
3.635%, 08/25/2033 (H)		11,530	11,581
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4,
Class 3A1 (1 month LIBOR +
0.190%),
2.150%, 08/25/2047 (B)		1,307,694	1,165,733
Eurosail PLC, Series 2006-1X,
Class A2C (3 month GBP LIBOR +
0.160%),
0.762%, 06/10/2044 (B)	GBP	681,217	901,175
Eurosail-UK PLC
Series 2007-3A, Class A3C (3 month
GBP LIBOR + 0.950%),
1.554%, 06/13/2045 (B)(D)		928,151	1,225,763
Series 2007-3X, Class A3C (3 month
GBP LIBOR + 0.950%),
1.554%, 06/13/2045 (B)		861,855	1,138,208
First Flexible PLC, Series 7, Class A (3
month GBP LIBOR + 0.240%),
0.846%, 09/15/2033 (B)		60,966	80,367
First Horizon Mortgage Pass Through
Trust, Series 2005-AR3, Class 2A1,
3.481%, 08/25/2035 (H)		$25,308	21,272
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A1,
4.243%, 06/25/2034 (H)		6,324	6,206
Great Hall Mortgages PLC
Series 2006-1, Class A2B (3 month
EURIBOR + 0.150%),
3.828%, 06/18/2038 (B)	EUR	793,586	921,286
Series 2007-1, Class A2A (3 month
GBP LIBOR + 0.130%),
0.744%, 03/18/2039 (B)	GBP	761,553	1,001,718
Series 2007-1, Class A2B (3 month
EURIBOR + 0.130%),
4.025%, 03/18/2039 (B)	EUR	885,527	1,029,795
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1,
4.100%, 10/25/2033 (H)		$3,360	3,350
GS Mortgage Securities Trust,
Series 2012-GCJ9, Class XA IO,
1.968%, 11/10/2045		2,580,235	184,036
GSR Mortgage Loan Trust,
Series 2003-1, Class A2 (1 Year CMT
+ 1.750%),
3.630%, 03/25/2033 (B)		25,933	25,734
HarborView Mortgage Loan Trust,
Series 2005-4, Class 3A1,
3.999%, 07/19/2035 (H)		14,125	12,395
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A,
3.651%, 12/25/2034 (H)		25,046	24,561
Series 2006-AR4, Class A1A (1 month
LIBOR + 0.210%),
2.170%, 05/25/2046 (B)		1,239,304	1,202,896
JPMorgan Alternative Loan Trust
Series 2005-A2, Class 2A1,
3.612%, 12/25/2035 (H)		939,384	841,881

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
JPMorgan Alternative
Loan Trust (continued)
Series 2006-A6, Class 2A1,
5.500%, 11/25/2036 (H)		$1,858	$1,497
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
3.689%, 11/25/2033 (H)		27,085	27,380
Series 2006-A1, Class 3A2,
3.573%, 02/25/2036 (H)		293,592	248,512
Series 2007-A1, Class 5A6,
3.690%, 07/25/2035 (H)		101,098	100,424
Ludgate Funding PLC
Series 2006-1X, Class A2A (3 month
GBP LIBOR + 0.190%),
0.769%, 12/01/2060 (B)	GBP	829,340	1,058,932
Series 2008-W1X, Class A1 (3 month
GBP LIBOR + 0.600%),
1.323%, 01/01/2061 (B)		1,285,918	1,690,741
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
3.397%, 02/25/2033 (H)		$47,643	46,269
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.910%, 10/25/2035 (B)		157,013	158,489
Series 2003-C, Class A1 (1 month
LIBOR + 0.660%),
2.620%, 06/25/2028 (B)		142,179	139,280
Morgan Stanley Mortgage Loan Trust,
Series 2006-2, Class 4A,
6.000%, 02/25/2036		667,019	682,490
MRFC Mortgage Pass Through Trust,
Series 200-TBC3, Class A1 (1 month
LIBOR + 0.440%),
2.359%, 12/15/2030 (B)		158,606	153,614
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A (1 month
LIBOR + 0.450%),
2.347%, 10/07/2020 (B)		899,821	902,907
Series 2010-R2, Class 2A (1 month
LIBOR + 0.470%),
2.393%, 11/05/2020 (B)		7,635,062	7,669,986
Residential Accredit Loans Trust
Series 2007-QO2, Class A1 (1 month
LIBOR + 0.150%),
2.110%, 02/25/2047 (B)		235,954	151,839
Series 2007-QS1, Class 1A1,
6.000%, 01/25/2037		676,909	630,881
Series 2006-QO3, Class A1 (1 month
LIBOR + 0.210%),
2.170%, 04/25/2046 (B)		710,888	346,788
Residential Asset Securitization Trust,
Series 2006-R1, Class A2 (1 month
LIBOR + 0.400%),
2.360%, 01/25/2046 (B)		249,994	128,255
Residential Funding Mortgage Securities
Trust, Series 2005-SA4, Class 1A21,
3.857%, 09/25/2035 (H)		73,204	62,344
Ripon Mortgages PLC, Series 1A,
Class A1 (3 month GBP LIBOR +
0.800%),
1.427%, 08/20/2056 (B)(D)	GBP	1,783,967	2,387,447
RMAC Securities PLC,
Series 2006-NS1X, Class A2A (3
month GBP LIBOR + 0.150%),
0.752%, 06/12/2044 (B)		590,239	765,411
Sequoia Mortgage Trust, Series 5,
Class A (1 month LIBOR + 0.700%),
2.648%, 10/19/2026 (B)		$32,742	32,923
Structured Adjustable Rate Mortgage
Loan Trust
Series 2004-1, Class 4A1,
3.703%, 02/25/2034 (H)		44,138	44,021
Series 2004-1, Class 4A2,
3.703%, 02/25/2034 (H)		242,759	244,454
Series 2004-12, Class 7A1,
3.764%, 09/25/2034 (H)		68,503	69,478
Series 2004-19, Class 2A1 (12 month
Treasury Average Index + 1.400%),
2.864%, 01/25/2035 (B)		292,128	273,037
Series 2004-4, Class 3A2,
3.913%, 04/25/2034 (H)		77,344	78,347
Structured Asset Mortgage Investments II
Trust, Series 2006-AR3, Class 12A1
(1 month LIBOR + 0.220%),
2.180%, 05/25/2036 (B)		832,367	755,072
Structured Asset Securities Corp.
Mortgage Loan Trust,
Series 2006-RF4, Class 1A1 (1 month
LIBOR + 0.290%),
2.250%, 10/25/2036 (D)		312,162	277,591
SWAN Trust, Series 2010-1, Class A (1
month BBSW + 1.300%),
3.145%, 04/25/2041 (B)	AUD	352,012	269,867
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (B)		$109,295	100,145
Series 2007-3, Class 3A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (B)		232,115	209,732
Series 2007-3, Class 4A1 (12 month
LIBOR + 1.250%),
4.004%, 06/25/2047 (B)		134,600	119,784
Uropa Securities PLC
Series 2008-1, Class A (3 month GBP
LIBOR + 0.200%),
0.802%, 06/10/2059 (B)	GBP	274,350	354,247
Series 2008-1, Class B (3 month GBP
LIBOR + 0.750%),
1.352%, 06/10/2059 (B)		52,441	65,949
Series 2008-1, Class M1 (3 month
GBP LIBOR + 0.350%),
0.952%, 06/10/2059 (B)		63,262	80,449
Series 2008-1, Class M2 (3 month
GBP LIBOR + 0.550%),
1.152%, 06/10/2059 (B)		49,943	62,912
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.332%, 11/25/2042 (B)		$131,943	125,289
Series 2003-AR5, Class A7,
4.089%, 06/25/2033 (H)		23,817	24,061

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
WaMu Mortgage
Pass-Through Certificates (continued)
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.250%, 10/25/2045 (B)		$60,751	$60,744
Series 2005-AR2, Class 2A1A (1
month LIBOR + 0.310%),
2.270%, 01/25/2045 (B)		95,137	94,527
Series 2006-AR10, Class 2A1,
3.443%, 09/25/2036 (H)		97,643	96,015
Series 2006-AR13, Class 2A (COFI +
1.500%),
2.316%, 10/25/2046 (B)		1,152,142	1,116,519
Series 2006-AR17, Class 1A1A (12
month Treasury Average Index +
0.810%),
2.187%, 12/25/2046 (B)		189,970	186,809
Washington Mutual Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A (12 month
Treasury Average Index + 0.940%),
2.498%, 07/25/2046 (B)		155,267	112,464
Wells Fargo Alternative Loan Trust,
Series 2007-PA3, Class 1A1,
5.750%, 07/25/2037		117,938	109,838
Wells Fargo Mortgage Backed Securities
Trust, Series 2004-S, Class A1,
3.642%, 09/25/2034 (H)		37,006	37,883
			45,142,349
U.S. Government Agency - 0.6%
Federal Home Loan Mortgage Corp.
Series 4579, Class FD (1 month
LIBOR + 0.350%),
2.237%, 01/15/2038 (B)		654,134	653,600
Series 4579, Class SD IO,
1.310%, 01/15/2038		654,134	33,891
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.263%, 02/25/2045 (B)		92,032	92,299
Federal National Mortgage Association
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.247%, 09/25/2042 (B)		185,049	184,058
Series 2004-W2, Class 5AF (1 month
LIBOR + 0.350%),
2.310%, 03/25/2044 (B)		76,263	76,180
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
2.060%, 01/25/2021 (B)		19	19
Series 2006-15, Class FC (1 month
LIBOR + 0.130%),
1.691%, 03/25/2036 (B)		85,687	81,533
Series 2006-48, Class TF (1 month
LIBOR + 0.400%),
2.360%, 06/25/2036 (B)		39,080	39,208
Series 2006-5, Class 3A2,
3.561%, 05/25/2035 (H)		112,340	117,988
Series 2009-104, Class FA (1 month
LIBOR + 0.800%),
2.760%, 12/25/2039 (B)		314,436	319,183
Series 2010-46, Class WF (1 month
LIBOR + 0.750%),
2.710%, 05/25/2040 (B)		153,476	157,026
			1,754,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $47,226,163)			$46,897,334

ASSET BACKED SECURITIES - 6.2%
Argent Securities Trust,
Series 2006-M1, Class A1 (1 month
LIBOR + 0.150%)
2.110%, 07/25/2036 (B)		1,845,899	1,565,884
Babson Euro CLO BV,
Series 2014-1A, Class A2RE
1.300%, 04/15/2027 (D)	EUR	900,000	1,052,146
Carlyle Global Market Strategies
CLO, Ltd.,
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
3.488%, 10/16/2025 (B)(D)		$2,500,000	2,499,888
CVC Cordatus Loan Fund IV, Ltd.,
Series 4A, Class AR (6 month
EURIBOR + 0.780%)
0.780%, 01/24/2028 (B)(D)	EUR	900,000	1,053,082
Evans Grove CLO, Ltd.,
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (B)(D)		$200,000	200,000
Flagship VII, Ltd.,
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.479%, 01/20/2026 (B)(D)		2,142,443	2,142,668
Holland Park CLO 1, Ltd.,
Series 1A, Class A1R (3 month
EURIBOR + 0.930%)
0.604%, 05/14/2027 (B)(D)	EUR	1,100,000	1,287,050
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1 (1 month
LIBOR + 0.560%)
2.520%, 10/25/2034 (B)		$134,514	130,339
New Century Home Equity Loan Trust,
Series 2001-NC1, Class M3
4.098%, 06/20/2031 (H)		2,052,892	1,906,115
Oak Hill Credit Partners X, Ltd.,
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.489%, 07/20/2026 (B)(D)		2,400,000	2,400,886
RAMP Trust,
Series 2005-NC1, Class AI4 (1 month
LIBOR + 0.340%)
2.300%, 12/25/2035 (B)		941,697	794,798
SACO I Trust,
Series 2005-10, Class 1A (1 month
LIBOR + 0.520%)
2.480%, 06/25/2036 (B)		58,937	54,737
Sudbury Mill CLO, Ltd.,
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.503%, 01/17/2026 (B)(D)		2,347,283	2,348,125

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continue)
Terwin Mortgage Trust,
Series 2003-6HE, Class A1 (1 month
LIBOR + 0.940%)
2.900%, 11/25/2033 (B)	$15,624	$15,334
Venture XVII CLO, Ltd.,
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.228%, 04/15/2027 (B)(D)	100,000	99,998
TOTAL ASSET BACKED SECURITIES (Cost $17,254,142)		$17,551,050

COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)	3,662	21,057
TOTAL COMMON STOCKS (Cost $858)		$21,057

PREFERRED SECURITIES - 0.1%
United Kingdom - 0.1%
Nationwide Building Society,
10.250% (B)	1,020	209,153
TOTAL PREFERRED SECURITIES (Cost $215,658)		$209,153

ESCROW SHARES - 0.1%
United States - 0.1%
Lehman Brothers Holdings, Inc.
5.625%01/24/2013 (I)	3,600,000	111,600
6.875%05/02/2018 (I)	4,200,000	132,300
TOTAL ESCROW SHARES (Cost $0)		$243,900

PURCHASED OPTIONS - 0.1%
Calls - 0.0%
Exchange Traded Option on 30-Year
U.S. Treasury Bond Futures
(Expiration Date: 8-24-18; Strike
Price: $185.00; Notional
Amount: 9,000) (I)	9	9
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 8-24-18;
Strike Price: $152.00; Notional
Amount: 14,500,000) (I)	145	1,695
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $175.00; Notional
Amount: 51,000) (I)	51	797
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $180.00; Notional
Amount: 6,000) (I)	6	6
Over the Counter Option on the USD vs.
BRL (Expiration Date: 3-12-19; Strike
Price: $3.38; Counterparty: HSBC
Bank USA) (I)(J)	700,000	85,376
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00; Counterparty: Bank of
America, N.A.) (I)(J)	1,811,000	8,673
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-17-20; Strike
Price: $120.00;
Counterparty: Deutsche Bank
AG) (I)(J)	1,424,000	6,820
Over the Counter Option on the USD vs.
JPY (Expiration Date: 4-20-20; Strike
Price: $120.00;
Counterparty: Goldman Sachs
Bank) (I)(J)	2,185,000	10,488
		113,864
Puts - 0.1%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $107.00; Notional
Amount: 2,000) (I)	2	2
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $108.50; Notional
Amount: 103,000) (I)	103	1,609
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $105.75;
Notional Amount: 5,000) (I)	5	39
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $106.50;
Notional Amount: 19,000) (I)	19	148
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $107.25;
Notional Amount: 139,000) (I)	139	1,086
Exchange Traded Option on Euro BOBL
Futures (Expiration Date: 8-24-18;
Strike Price: $125.00; Notional
Amount: 20,900,000) (I)	209	1,222
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 8-24-18;
Strike Price: $145.00; Notional
Amount: 4,600,000) (I)	46	538
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 8-24-18; Strike Price: $117.00;
Notional Amount: 100,000) (I)	100	100
Exchange Traded Option on U.S. Ultra
Bond Futures (Expiration
Date: 8-24-18; Strike Price: $120.00;
Notional Amount: 15,000) (I)	15	15
Over the Counter Option on the AUD vs.
USD (Expiration Date: 2-5-19; Strike
Price: AUD 0.74; Counterparty: HSBC
Bank USA) (I)(J)	3,200,000	39,373
Over the Counter Option on the EUR vs.
USD (Expiration Date: 1-22-19; Strike
Price: EUR 1.20;
Counterparty: Deutsche Bank
AG) (I)(J)	1,400,000	45,470
Over the Counter Option on the EUR vs.
USD (Expiration Date: 5-24-19; Strike
Price: EUR 1.14; Counterparty: HSBC
Bank USA) (I)(J)	1,400,000	20,445
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-14-18; Strike
Price: EUR 1.11; Counterparty: BNP
Paribas SA) (I)(J)	18,600,000	761
Over the Counter Option on the USD vs.
BRL (Expiration Date: 3-12-19; Strike
Price: $3.38; Counterparty: HSBC
Bank USA) (I)(J)	700,000	6,363
		117,171
TOTAL PURCHASED OPTIONS (Cost $253,860)		$231,035

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
SHORT-TERM INVESTMENTS - 4.0%
Commercial paper - 2.0%
Arrow Electronics, Inc.
2.600%, 06/26/2018 *		$400,000	$399,298
2.600%, 06/27/2018 *		400,000	399,270
AutoNation, Inc.
2.700%, 06/07/2018 *		400,000	399,819
Bell Canada
2.480%, 06/11/2018 *		400,000	399,749
Boston Scientific Corp.
2.430%, 06/07/2018 *		400,000	399,829
Canadian Natural Resources, Ltd.
2.410%, 06/25/2018 *		400,000	399,360
Electricite de France SA
2.220%, 06/19/2018 *		400,000	399,523
Entergy Corp.
2.620%, 06/04/2018 *		300,000	299,931
2.740%, 07/10/2018 *		400,000	398,950
Hitachi Capital America Corp.
2.340%, 06/20/2018 *		200,000	199,748
Marriott International, Inc.
2.430%, 07/16/2018 *		400,000	398,768
McKesson Corp.
2.220%, 06/18/2018 *		400,000	399,549
Mondelez International, Inc.
2.420%, 06/08/2018 *		400,000	399,804
Rockwell Collins, Inc.
2.300%, 06/14/2018 *		300,000	299,739
Schlumberger Holdings Corp.
2.630%, 07/11/2018 *		300,000	299,247
Time Warner, Inc.
2.500%, 06/11/2018 *		300,000	299,797
			5,792,381
Foreign government - 1.1%
Argentina Treasury Bill
2.746%, 07/13/2018 *		400,000	398,016
2.966%, 12/14/2018 *		1,200,000	1,173,659
Japan Treasury Discount Bill
(0.209%), 06/04/2018 *	JPY	130,000,000	1,195,018
(0.138%), 07/02/2018 *		50,000,000	459,663
			3,226,356
Repurchase agreement - 0.9%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $2,403,049 on 6-1-18,
collateralized by $2,445,000
U.S. Treasury Notes, 2.750% due
5-31-23 (valued at $2,454,169,
including interest)		$2,403,000	2,403,000
TOTAL SHORT-TERM INVESTMENTS (Cost $11,467,741)			$11,421,737
Total Investments (Global Bond Fund)
(Cost $363,274,784) - 128.0%			$362,311,881
Other assets and liabilities, net - (28.0%)			(79,242,809)
TOTAL NET ASSETS - 100.0%			$283,069,072
SECURITIES SOLD SHORT - (0.1%)
Financials - (0.1)%
Nykredit Realkredit A/S
2.500%, 10/01/2047	DKK	(1,400,000)	$(228,362)
TOTAL SECURITIES SOLD SHORT (Cost $(229,710))			$(228,362)

SALE COMMITMENTS
OUTSTANDING - (0.1%)
U.S. Government Agency - (0.1)%
Federal National Mortgage Association
4.500%, TBA (C)		$(300,000)	$(312,632)
TOTAL SALE COMMITMENTS OUTSTANDING
(Cost $(312,281))			$(312,632)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
EURIBOR	Euro Interbank Offered Rate
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $74,725,497 or 26.4% of the fund’s net assets as of 5-31-18.
(E)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Non-income producing security.
(J)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year Japan Government Bond Futures	12	Long	Jun 2018	$16,623,655	$16,653,399	$29,744
10-Year U.S. Treasury Note Futures	117	Long	Sep 2018	13,997,824	14,091,188	93,364
3-Month Sterling Futures	295	Long	Dec 2018	48,617,841	48,632,547	14,706
3-Year Australian Treasury Bond Futures	10	Long	Jun 2018	839,723	840,869	1,146
5-Year U.S. Treasury Note Futures	163	Long	Sep 2018	18,489,243	18,564,172	74,929
Euro SCHATZ Futures	6	Long	Jun 2018	784,224	786,900	2,676
Euro-Buxl Futures	8	Long	Jun 2018	1,503,479	1,597,017	93,538
Eurodollar Futures	285	Long	Sep 2018	69,739,528	69,515,062	(224,466)
Eurodollar Futures	327	Long	Mar 2019	79,680,528	79,587,712	(92,816)
Eurodollar Futures	74	Long	Dec 2019	17,977,595	17,973,675	(3,920)
German Euro BOBL Futures	209	Long	Sep 2018	32,206,711	32,268,870	62,159
German Euro BUND Futures	29	Long	Sep 2018	5,464,569	5,494,912	30,343
Ultra U.S. Treasury Bond Futures	117	Long	Sep 2018	18,307,922	18,661,500	353,578
3-Month Sterling Futures	295	Short	Dec 2019	(48,505,095)	(48,500,193)	4,902
Euro-BTP Italian Government Bond Futures	130	Short	Jun 2018	(20,744,882)	(19,180,963)	1,563,919
Eurodollar Futures	285	Short	Sep 2019	(69,543,534)	(69,258,562)	284,972
Eurodollar Futures	327	Short	Mar 2020	(79,430,760)	(79,411,950)	18,810
Eurodollar Futures	74	Short	Dec 2020	(17,959,044)	(17,964,425)	(5,381)
Euro-OAT Futures	169	Short	Sep 2018	(30,288,515)	(30,344,706)	(56,191)
U.K. Long Gilt Bond Futures	46	Short	Sep 2018	(7,418,035)	(7,549,595)	(131,560)
U.S. Treasury Long Bond Futures	66	Short	Sep 2018	(9,266,723)	(9,578,250)	(311,527)
						$1,802,925

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	495,600	CAD	479,057	Goldman Sachs Bank USA	7/5/2018	$5,049	—
AUD	416,000	USD	324,813	BNP Paribas SA	8/20/2018	—	($10,048)
AUD	419,000	USD	326,527	Standard Chartered Bank	8/20/2018	—	(9,492)
AUD	1,000,000	USD	794,700	HSBC Bank USA	12/6/2018	—	(37,322)
AUD	530,000	USD	421,350	HSBC Bank USA	2/7/2019	—	(19,635)
BRL	461,034	USD	126,000	BNP Paribas SA	6/4/2018	—	(2,201)
BRL	1,862,498	USD	500,235	Deutsche Bank AG London	6/4/2018	—	(1,480)
BRL	1,862,498	USD	498,394	Deutsche Bank AG London	6/4/2018	1,733	—
BRL	185,475	USD	50,000	HSBC Bank USA	6/4/2018	—	(195)
BRL	893,447	USD	263,034	JPMorgan Chase Bank	6/4/2018	—	(23,121)
BRL	322,543	USD	92,000	Standard Chartered Bank London	6/4/2018	—	(5,389)
CAD	1,181,000	USD	917,225	JPMorgan Chase Bank N.A.	6/4/2018	—	(6,333)
CHF	1,702,000	USD	1,718,710	BNP Paribas SA	8/15/2018	19,107	—
CNY	18,916,533	USD	2,977,528	Goldman Sachs Bank USA	6/20/2018	—	(28,978)
CNY	98,646	USD	15,730	HSBC Bank USA	6/20/2018	—	(354)
CNY	26,668,903	USD	4,219,250	Standard Chartered Bank London	6/20/2018	—	(62,326)
CNY	45,684,082	USD	7,178,968	HSBC Bank USA	9/19/2018	—	(86,232)
COP	2,034,074,000	USD	711,000	Deutsche Bank AG London	7/17/2018	—	(8,440)
COP	3,565,285,220	USD	1,252,208	JPMorgan Chase Bank	7/17/2018	—	(20,775)
COP	211,640,000	USD	74,000	Standard Chartered Bank London	7/17/2018	—	(901)
CZK	21,196,991	USD	1,010,619	Bank of America, N.A.	8/15/2018	—	(47,322)
DKK	2,870,000	USD	473,395	Bank of America, N.A.	7/2/2018	—	(21,598)
DKK	7,000,000	USD	1,157,972	JPMorgan Chase Bank N.A.	7/2/2018	—	(56,029)
DKK	3,160,000	USD	524,471	UBS AG	7/2/2018	—	(27,023)
EUR	113,000	SEK	1,163,769	Deutsche Bank AG London	4/23/2019	137	—
EUR	155,000	SEK	1,610,528	Royal Bank of Scotland PLC	4/23/2019	—	(1,466)
EUR	23,304,500	USD	27,831,230	Bank of America, N.A.	8/15/2018	—	(436,412)
EUR	2,719,000	USD	3,182,706	Goldman Sachs Bank USA	8/15/2018	13,522	—
EUR	379,000	USD	450,664	JPMorgan Chase Bank N.A.	8/15/2018	—	(5,143)
EUR	303,000	USD	358,567	Standard Chartered Bank	8/15/2018	—	(2,385)
EUR	390,000	USD	491,478	Deutsche Bank AG London	12/14/2018	—	(28,524)
EUR	700,000	USD	880,411	Deutsche Bank AG London	1/24/2019	—	(46,408)
EUR	580,000	USD	700,234	HSBC Bank USA	5/28/2019	—	(1,601)
GBP	6,868,000	USD	9,084,304	Citibank N.A.	6/4/2018	45,676	—

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
GBP	372,000	USD	506,287	Goldman Sachs Bank USA	6/4/2018	—	($11,769)
GBP	1,274,000	USD	1,719,363	JPMorgan Chase Bank N.A.	6/4/2018	—	(25,771)
GBP	224,000	USD	298,061	BNP Paribas SA	7/5/2018	$193	—
HUF	69,912,000	USD	269,548	BNP Paribas SA	8/8/2018	—	(12,912)
IDR	5,061,020,640	USD	360,677	Goldman Sachs Bank USA	6/4/2018	3,556	—
IDR	5,061,020,640	USD	360,369	HSBC Bank USA	6/4/2018	3,864	—
IDR	2,034,553,500	USD	147,000	Citibank N.A.	6/20/2018	—	(1,071)
IDR	7,408,625,500	USD	536,196	HSBC Bank USA	6/20/2018	—	(4,810)
IDR	8,845,604,000	USD	637,935	Standard Chartered Bank London	6/20/2018	—	(3,480)
IDR	1,485,042,000	USD	105,659	Standard Chartered Bank London	6/21/2018	845	—
IDR	8,184,165,000	USD	579,000	Bank of America, N.A.	9/19/2018	592	—
IDR	2,626,692,000	USD	186,000	Goldman Sachs Bank USA	9/19/2018	19	—
IDR	13,227,762,360	USD	921,153	HSBC Bank USA	9/19/2018	15,619	—
ILS	1,430,321	USD	396,307	Bank of America, N.A.	8/8/2018	6,793	—
INR	88,272,609	USD	1,354,550	UBS AG	6/20/2018	—	(48,210)
INR	49,497,080	USD	716,000	Barclays Bank PLC Wholesale	9/19/2018	8,105	—
INR	42,680,800	USD	620,000	Credit Suisse International	9/19/2018	4,389	—
JPY	4,952,200,000	USD	45,445,535	Citibank N.A.	8/15/2018	301,547	—
KRW	93,097,830	USD	87,000	Bank of America, N.A.	6/20/2018	—	(797)
KRW	1,031,357,563	USD	968,447	BNP Paribas SA	6/20/2018	—	(13,470)
KRW	2,011,805,200	USD	1,861,145	HSBC Bank USA	6/20/2018	1,669	—
KRW	3,898,959,783	USD	3,683,476	UBS AG	6/20/2018	—	(73,266)
KRW	3,650,926,526	USD	3,396,590	Standard Chartered Bank London	9/19/2018	—	(4,270)
MXN	175,274,763	USD	9,111,022	BNP Paribas SA	8/27/2018	—	(447,788)
MXN	13,950,000	USD	696,779	Citibank N.A.	8/27/2018	—	(7,278)
MXN	2,757,300	USD	140,000	HSBC Bank USA	3/14/2019	—	(8,074)
MYR	3,658,810	USD	931,232	Goldman Sachs Bank USA	6/20/2018	—	(14,846)
MYR	3,433,335	USD	857,476	Morgan Stanley Bank, N.A.	9/19/2018	—	(749)
NOK	19,795,000	USD	2,445,509	JPMorgan Chase Bank N.A.	8/15/2018	—	(19,526)
PEN	5,849	USD	1,791	Morgan Stanley Bank, N.A.	7/19/2018	—	(7)
SGD	4,036,990	USD	3,033,278	Bank of America, N.A.	6/20/2018	—	(17,209)
SGD	759,201	USD	577,732	Standard Chartered Bank	6/20/2018	—	(10,526)
THB	27,802,734	USD	876,837	Standard Chartered Bank London	6/20/2018	—	(7,308)
THB	27,802,734	USD	875,125	Morgan Stanley Bank, N.A.	9/19/2018	—	(2,794)
TRY	16,177,766	USD	3,661,180	Standard Chartered Bank London	8/15/2018	—	(192,254)
TWD	106,322,211	USD	3,590,026	BNP Paribas SA	6/4/2018	—	(41,398)
TWD	106,322,211	USD	3,547,621	Goldman Sachs Bank USA	6/4/2018	1,006	—
USD	5,317	AUD	7,000	Bank of America, N.A.	8/15/2018	21	—
USD	374,159	AUD	495,000	Citibank N.A.	8/15/2018	—	(370)
USD	1,056,868	AUD	1,398,000	JPMorgan Chase Bank N.A.	8/15/2018	—	(892)
USD	123,370	BRL	461,034	BNP Paribas SA	6/4/2018	—	(429)
USD	501,616	BRL	1,862,498	Deutsche Bank AG London	6/4/2018	1,488	—
USD	49,632	BRL	185,475	HSBC Bank USA	6/4/2018	—	(173)
USD	239,081	BRL	893,447	JPMorgan Chase Bank	6/4/2018	—	(831)
USD	86,311	BRL	322,543	Standard Chartered Bank London	6/4/2018	—	(300)
USD	140,000	BRL	472,500	HSBC Bank USA	3/14/2019	16,068	—
USD	1,741,277	CAD	2,220,000	Standard Chartered Bank	6/4/2018	29,016	—
USD	7,205,691	CNY	45,684,082	HSBC Bank USA	6/20/2018	84,841	—
USD	49,000	COP	133,500,500	Credit Suisse International	7/17/2018	2,890	—
USD	709,000	COP	1,933,443,000	Deutsche Bank AG London	7/17/2018	41,198	—
USD	706,051	CZK	15,450,000	Citibank N.A.	8/15/2018	3,926	—
USD	11,690,908	DKK	70,167,661	Citibank N.A.	7/2/2018	645,088	—
USD	76,169	DKK	480,000	Royal Bank of Canada	7/2/2018	607	—
USD	164,395	DKK	990,000	UBS AG	7/2/2018	8,549	—
USD	467,402	EUR	399,000	BNP Paribas SA	8/15/2018	—	(1,629)
USD	491,366	EUR	390,000	Standard Chartered Bank	12/14/2018	28,412	—
USD	701,503	EUR	564,000	UBS AG London	12/14/2018	32,000	—
USD	1,394,863	EUR	1,102,000	Citibank N.A.	2/7/2019	80,250	—
USD	229,134	GBP	172,000	BNP Paribas SA	6/4/2018	486	—
USD	3,366,585	GBP	2,487,000	Goldman Sachs Bank USA	6/4/2018	60,490	—
USD	2,181,439	GBP	1,640,000	JPMorgan Chase Bank N.A.	6/4/2018	1,304	—
USD	7,965,728	GBP	5,697,000	Standard Chartered Bank	6/4/2018	392,417	—
USD	9,099,228	GBP	6,868,000	Citibank N.A.	7/3/2018	—	(44,435)
USD	362,000	IDR	5,061,020,640	Goldman Sachs Bank USA	6/4/2018	—	(2,233)
USD	360,677	IDR	5,061,020,640	HSBC Bank USA	6/4/2018	—	(3,556)
USD	1,294,272	IDR	18,288,783,000	HSBC Bank USA	6/20/2018	—	(17,498)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	84,000	IDR	1,176,756,000	BNP Paribas SA	6/21/2018	—	($395)
USD	22,000	IDR	308,286,000	Credit Suisse International	6/21/2018	—	(110)
USD	479,000	IDR	6,699,294,000	JPMorgan Chase Bank	6/29/2018	—	(1,077)
USD	340,000	IDR	4,758,300,000	Morgan Stanley Bank, N.A.	6/29/2018	—	(984)
USD	104,250	IDR	1,485,042,000	Standard Chartered Bank London	9/19/2018	—	(919)
USD	1,362,689	INR	89,280,000	Citibank N.A.	6/20/2018	$41,442	—
USD	283,035	JPY	30,000,000	BNP Paribas SA	6/4/2018	7,262	—
USD	188,590	JPY	20,000,000	Citibank N.A.	6/4/2018	4,741	—
USD	283,179	JPY	30,000,000	JPMorgan Chase Bank N.A.	6/4/2018	7,406	—
USD	471,379	JPY	50,000,000	UBS AG	6/4/2018	11,757	—
USD	474,936	JPY	50,000,000	Bank of America, N.A.	7/2/2018	14,412	—
USD	1,494,697	KRW	1,596,305,570	Citibank N.A.	6/20/2018	16,610	—
USD	1,500,821	KRW	1,598,194,000	HSBC Bank USA	6/20/2018	20,986	—
USD	178,000	KRW	189,794,280	JPMorgan Chase Bank	6/20/2018	2,262	—
USD	3,385,095	KRW	3,650,926,526	Standard Chartered Bank London	6/20/2018	4,549	—
USD	102,002	MXN	2,061,000	Citibank N.A.	8/27/2018	133	—
USD	2,313,876	MXN	45,073,000	JPMorgan Chase Bank N.A.	8/27/2018	86,071	—
USD	918,269	MYR	3,658,810	Morgan Stanley Bank, N.A.	6/20/2018	1,884	—
USD	2,059,693	NOK	16,865,000	Bank of America, N.A.	8/15/2018	—	(7,203)
USD	918,984	NZD	1,312,000	JPMorgan Chase Bank N.A.	6/5/2018	847	—
USD	494,356	PLN	1,679,982	Morgan Stanley Bank, N.A.	7/6/2018	39,372	—
USD	14,092,121	SEK	122,285,394	Bank of America, N.A.	8/15/2018	148,159	—
USD	161,214	SEK	1,375,000	Goldman Sachs Bank USA	8/15/2018	4,425	—
USD	1,161,249	SGD	1,546,987	Goldman Sachs Bank USA	6/20/2018	5,482	—
USD	2,437,000	SGD	3,249,203	HSBC Bank USA	6/20/2018	9,493	—
USD	3,040,131	SGD	4,036,990	Bank of America, N.A.	9/19/2018	17,747	—
USD	871,832	THB	27,802,734	Morgan Stanley Bank, N.A.	6/20/2018	2,304	—
USD	3,387,575	TRY	15,794,000	Bank of America, N.A.	7/20/2018	—	(33,924)
USD	3,547,621	TWD	106,322,211	BNP Paribas SA	6/4/2018	—	(1,006)
USD	3,574,000	TWD	106,322,211	Goldman Sachs Bank USA	6/4/2018	25,372	—
USD	3,618,494	TWD	106,322,211	BNP Paribas SA	9/19/2018	45,094	—
USD	78,810	ZAR	990,000	BNP Paribas SA	8/8/2018	1,704	—
						$2,381,986	($2,084,680)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
Euro BUND Futures	EUR	160.00	Jul 2018	26	2,600,000	$11,220	$(83,587)
						$11,220	$(83,587)
Puts
Euro BUND Futures	EUR	156.00	Jul 2018	26	2,600,000	12,132	(3,040)
						$12,132	$(3,040)
						$23,352	$(86,627)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Australian Dollar versus Canadian Dollar	Goldman Sachs Bank USA	AUD	1.02	Jun 2018	1,400,000	$8,229	$(121)
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	1.02	Jun 2018	1,644,000	7,205	(142)
Australian Dollar versus U.S. Dollar	HSBC Bank USA	AUD	0.83	Dec 2018	3,200,000	41,651	(5,496)
Euro versus Swedish Krona	Deutsche Bank AG	EUR	10.90	Apr 2019	627,000	7,174	(7,001)
Euro versus Swedish Krona	Royal Bank of Scotland PLC	EUR	10.90	Apr 2019	775,000	9,859	(8,653)
Euro versus U.S. Dollar	BNP Paribas SA	GBP	1.35	Jul 2018	884,000	4,266	(4,266)
Euro versus U.S. Dollar	Deutsche Bank AG	EUR	1.33	Jan 2019	1,400,000	19,462	(1,861)
Euro versus U.S. Dollar	HSBC Bank USA	EUR	1.27	May 2019	1,400,000	19,337	(17,012)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.70	Mar 2019	700,000	37,625	(54,614)
						$154,808	$(99,166)
Puts
Australian Dollar versus Canadian Dollar	JPMorgan Chase Bank	AUD	0.96	Jun 2018	1,644,000	8,459	(1,692)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Foreign currency options (continued)

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Canadian Dollar versus Japanese Yen	Goldman Sachs Bank USA	CAD	76.70	Jun 2018	2,400,000	31,547	(44)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.70	Mar 2019	700,000	37,625	(15,214)
						$77,631	$(16,950)
						$232,439	$(116,116)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Buy	0.475%	Sep 2018	EUR	6,500,000	$3,322	$(1,390)
								$3,322	$(1,390)
Puts
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,300,000	1,885	(260)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	400,000	470	(80)
5-Year Credit Default Swap	Goldman Sachs International	CDX.O.IG30	Sell	0.850%	Jun 2018	USD	500,000	800	(136)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	300,000	351	(60)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	500,000	550	(100)
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	300,000	516	(152)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	1,300,000	1,235	(1,753)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.850%	Jul 2018	USD	400,000	416	(320)
5-Year Credit Default Swap	Deutsche Bank Securities, Inc.	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	400,000	665	(203)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.O.IG30	Sell	0.725%	Jul 2018	USD	400,000	370	(639)
	Merrill Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	700,000	910	(944)
5-Year Credit Default Swap	Barclays Bank PLC Wholesale	ITRAXX.O.EU29	Sell	0.750%	Sep 2018	EUR	6,500,000	12,888	(36,858)
								$21,056	$(41,505)
								$24,378	$(42,895)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	1,700,000	$21,930	—
							$21,930	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Goldman Sachs Bank USA	6,580,600,000	KRW	Fixed 2.010%	KRW CD KSDA Bloomberg	Quarterly	Quarterly	Jul 2027	—	$163,775	$163,775
								—	$163,775	$163,775
				USD Federal Funds H.15
Centrally cleared	37,000,000	USD	Fixed 1.724%	OIS COMPOUND	At Maturity	At Maturity	Sep 2018	—	16,850	16,850
Centrally cleared	37,000,000	USD	USD LIBOR BBA	Fixed 1.945%	Quarterly	Quarterly	Sep 2018	—	(34,929)	(34,929)
Centrally cleared	170,000,000	USD	USD LIBOR BBA	Fixed 1.750%	At Maturity	Quarterly	Apr 2019	$(139,890)	(533,021)	(672,911)
Centrally cleared	26,900,000	GBP	GBP LIBOR BBA	Fixed 1.000%	At Maturity	Quarterly	Sep 2019	6,579	53,508	60,087
Centrally cleared	21,200,000	GBP	GBP LIBOR BBA	Fixed 1.250%	At Maturity	Quarterly	Dec 2019	30,880	67,143	98,023
Centrally cleared	44,700,000	NZD	NZD BBR FRA	Fixed 2.500%	Semi-Annual	Quarterly	Feb 2020	49,141	27,610	76,751
Centrally cleared	170,000,000	USD	Fixed 2.000%	USD LIBOR BBA	At Maturity	Quarterly	Apr 2020	95,690	626,045	721,735
Centrally cleared	34,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	677,300	(35,975)	641,325
Centrally cleared	17,000,000	CAD	CAD BA CDOR	Fixed 2.300%	Semi-Annual	Semi-Annual	Jul 2020	(26,956)	23,828	(3,128)
Centrally cleared	26,900,000	GBP	Fixed 1.000%	GBP LIBOR BBA	At Maturity	Quarterly	Sep 2020	75,140	(43,386)	31,754
Centrally cleared	10,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.000%	Annual	Semi-Annual	Sep 2020	383	15,598	15,981
Centrally cleared	5,500,000	GBP	GBP LIBOR BBA	Fixed 1.250%	Semi-Annual	Semi-Annual	Sep 2020	(423)	32,647	32,224
Centrally cleared	21,200,000	GBP	Fixed 1.500%	GBP LIBOR BBA	At Maturity	Quarterly	Dec 2020	(33,290)	(66,977)	(100,267)
Centrally cleared	10,800,000	BRL	BRL CDI	Fixed 8.880%	At Maturity	At Maturity	Jan 2021	3,331	1,240	4,571

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Interest rate swaps (continued)

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	1,600,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2021	$45,333	$1,560	$46,893
Centrally cleared	1,350,000,000	JPY	Fixed 0.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2021	(67,915)	(118,393)	(186,308)
			1 Month LIBOR +
Centrally cleared	5,900,000	USD	0.084%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	11,448	11,448
			1 Month LIBOR +
Centrally cleared	4,200,000	USD	0.070%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	—	10,405	10,405
			1 Month LIBOR +
Centrally cleared	21,600,000	USD	0.085%	USD LIBOR BBA	Quarterly	Quarterly	Jun 2022	(1,312)	42,291	40,979
Centrally cleared	16,700,000	MXN	MXN TIIE Banxico	Fixed 5.825%	28 Days	28 Days	Jan 2023	(70,873)	(1,131)	(72,004)
Centrally cleared	84,400,000	ZAR	ZAR JIBAR SAFEX	Fixed 7.250%	Quarterly	Quarterly	Jun 2023	16,483	(89,578)	(73,095)
Centrally cleared	2,400,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2023	115,165	(22,660)	92,505
Centrally cleared	6,400,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Jun 2023	7,294	60,321	67,615
Centrally cleared	3,500,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(730)	(50,017)	(50,747)
Centrally cleared	20,700,000	EUR	EUR EURIBOR Reuters	Fixed 0.500%	Annual	Semi-Annual	Sep 2023	(120,245)	256,059	135,814
Centrally cleared	24,800,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2023	(414,119)	1,713,582	1,299,463
				USD Federal Funds H.15
Centrally cleared	600,000	USD	Fixed 2.696%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(9,282)	(9,282)
				USD Federal Funds H.15
Centrally cleared	1,900,000	USD	Fixed 2.683%	OIS COMPOUND	Annual	Annual	Apr 2025	737	(28,552)	(27,815)
				USD Federal Funds H.15
Centrally cleared	600,000	USD	Fixed 2.710%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(9,818)	(9,818)
				USD Federal Funds H.15
Centrally cleared	1,200,000	USD	Fixed 2.714%	OIS COMPOUND	Annual	Annual	Apr 2025	(19)	(19,929)	(19,948)
				USD Federal Funds H.15
Centrally cleared	600,000	USD	Fixed 2.684%	OIS COMPOUND	Annual	Annual	Apr 2025	(19)	(8,807)	(8,826)
				USD Federal Funds H.15
Centrally cleared	600,000	USD	Fixed 2.673%	OIS COMPOUND	Annual	Annual	Apr 2025	—	(8,406)	(8,406)
Centrally cleared	2,800,000	CAD	Fixed 1.850%	CAD BA CDOR	Semi-Annual	Semi-Annual	Sep 2027	146,479	(10,950)	135,529
Centrally cleared	120,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(4,835)	1,426	(3,409)
Centrally cleared	4,900,000	EUR	EUR EURIBOR Reuters	Fixed 0.952%	Annual	Semi-Annual	Oct 2027	—	55,474	55,474
Centrally cleared	5,000,000	EUR	EUR EURIBOR Reuters	Fixed 0.910%	Annual	Semi-Annual	Oct 2027	—	33,916	33,916
Centrally cleared	1,100,000	EUR	EUR EURIBOR Reuters	Fixed 0.892%	Annual	Semi-Annual	Oct 2018	—	5,331	5,331
Centrally cleared	300,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2027	(10,927)	2,205	(8,722)
Centrally cleared	140,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	147	(9,435)	(9,288)
Centrally cleared	370,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	24,939	(28,658)	(3,719)
Centrally cleared	70,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	1,141	(5,836)	(4,695)
Centrally cleared	80,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(76)	(6,684)	(6,760)
Centrally cleared	180,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	6,545	(5,411)	1,134
Centrally cleared	2,400,000	EUR	EUR EURIBOR Reuters	Fixed 1.000%	Annual	Semi-Annual	Jun 2028	9,656	13,960	23,616
Centrally cleared	3,400,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	39,288	(44,451)	(5,163)
Centrally cleared	21,300,000	EUR	EUR EURIBOR Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	322,463	363,897	686,360
Centrally cleared	225,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(19,299)	1,515	(17,784)
Centrally cleared	360,000,000	JPY	JPY LIBOR BBA	Fixed 1.500%	Semi-Annual	Semi-Annual	Jun 2033	42,267	464,773	507,040
Centrally cleared	12,700,000	USD	Fixed 2.098%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2041	40,649	286,771	327,420
Centrally cleared	4,700,000	USD	Fixed 2.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2047	(157,406)	337,254	179,848
Centrally cleared	180,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2048	(36,200)	(31,196)	(67,396)
Centrally cleared	800,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Jun 2048	46,746	(53,287)	(6,541)
Centrally cleared	500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	60,480	(11,195)	49,285
Centrally cleared	2,000,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	52,794	(58,736)	(5,942)
Centrally cleared	1,300,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(68,343)	(10,211)	(78,554)
Centrally cleared	7,650,000	EUR	Fixed 1.500%	EUR EURIBOR Reuters	Annual	Semi-Annual	Sep 2048	147,166	(169,895)	(22,729)
Centrally cleared	3,500,000	USD	Fixed 2.955%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	26,144	26,144
Centrally cleared	200,000	USD	Fixed 2.953%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2049	—	1,594	1,594
								$891,339	$3,027,589	$3,918,928
								$891,339	$3,191,364	$4,082,703

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Bank of America	Government of Japan	100,000	USD	$100,000	1.000%	Quarterly	Jun 2022	$(2,837)	$(621)	$(3,458)
Barclays Capital	Government of Japan	900,000	USD	900,000	1.000%	Quarterly	Jun 2022	(25,799)	(5,321)	(31,120)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)
Credit default swaps - Buyer (continued)

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
BNP Paribas SA	Credit Suisse Group, Ltd.	2,400,000	EUR	2,607,721	1.000%	Quarterly	Jun 2022	$31,044	$(56,001)	$(24,957)
BNP Paribas SA	Government of Japan	1,800,000	USD	1,800,000	1.000%	Quarterly	Jun 2022	(52,003)	(10,238)	(62,241)
Citibank N.A.	Government of Japan	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	(5,699)	(1,217)	(6,916)
Goldman Sachs
International	Government of Japan	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(31,564)	(6,472)	(38,036)
				$6,707,721				$(86,858)	$(79,870)	$(166,728)
Centrally cleared	Ally Financial, Inc.	1,000,000	USD	1,000,000	5.000%	Quarterly	Jun 2018	(1,910)	(10,905)	(12,815)
Centrally cleared	Pfizer, Inc.	800,000	USD	800,000	1.000%	Quarterly	Dec 2020	(14,556)	(3,806)	(18,362)
Centrally cleared	Altria Group, Inc.	1,100,000	USD	1,100,000	1.000%	Quarterly	Dec 2020	(19,910)	(4,492)	(24,402)
Centrally cleared	UnitedHealth Group, Inc.	500,000	USD	500,000	1.000%	Quarterly	Dec 2020	(8,601)	(2,796)	(11,397)
Centrally cleared	Reynolds American, Inc.	1,400,000	USD	1,400,000	1.000%	Quarterly	Dec 2020	(26,054)	(3,703)	(29,757)
Centrally cleared	Koninklijke DSM NV	700,000	EUR	751,215	1.000%	Quarterly	Dec 2020	(13,470)	(6,398)	(19,868)
Centrally cleared	Bayer AG	500,000	EUR	532,970	1.000%	Quarterly	Dec 2020	(6,766)	(6,215)	(12,981)
Centrally cleared	United Utilities PLC	200,000	EUR	216,950	1.000%	Quarterly	Dec 2020	(2,243)	(2,100)	(4,343)
Centrally cleared	Fortum OYJ	100,000	EUR	106,255	1.000%	Quarterly	Dec 2020	(1,083)	(1,488)	(2,571)
Centrally cleared	Telia Company AB	300,000	EUR	318,225	1.000%	Quarterly	Dec 2020	(4,420)	(3,862)	(8,282)
Centrally cleared	BASF SE	400,000	EUR	425,980	1.000%	Quarterly	Dec 2020	(6,976)	(4,294)	(11,270)
	iTraxx Europe Series 28
Centrally cleared	Version 1	24,400,000	EUR	29,838,543	1.000%	Quarterly	Dec 2022	(1,072,046)	516,763	(555,283)
Centrally cleared	CDX.NA.HY.29	1,000,000	USD	1,000,000	5.000%	Quarterly	Dec 2022	(66,096)	(10,043)	(76,139)
Centrally cleared	CDX.NA.IG.29	10,100,000	USD	10,100,000	1.000%	Quarterly	Dec 2022	(189,301)	(6,837)	(196,138)
				$48,090,138				$(1,433,432)	$449,824	$(983,608)
				$54,797,859				$(1,520,290)	$369,954	$(1,150,336)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
JPMorgan Chase Bank	A.P. Moller - Maersk A/S	0.851%	700,000	EUR	$826,035	1.000%	Quarterly	Jun 2022	$(3,237)	$9,798	$6,561
					$826,035				$(3,237)	$9,798	$6,561
Centrally cleared	Daimler AG	0.335%	100,000	EUR	122,630	1.000%	Quarterly	Dec 2020	1,518	730	2,248
Centrally cleared	Exelon Generation Company LLC	0.669%	1,200,000	USD	1,200,000	1.000%	Quarterly	Jun 2022	(25,603)	43,231	17,628
Centrally cleared	Ryder System, Inc.	0.563%	200,000	USD	200,000	1.000%	Quarterly	Jun 2022	3,074	688	3,762
Centrally cleared	CDX.EM.29	1.719%	1,600,000	USD	1,600,000	1.000%	Quarterly	Jun 2023	(29,109)	(19,628)	(48,737)
Centrally cleared	Tesco PLC	1.566%	200,000	EUR	244,660	1.000%	Quarterly	Jun 2025	(6,522)	(1,850)	(8,372)
Centrally cleared	Royal Dutch Shell PLC	0.671%	400,000	EUR	422,140	1.000%	Quarterly	Dec 2026	(9,882)	23,545	13,663
					$3,789,430				$(66,524)	$46,716	$(19,808)
					$4,615,465				$(69,761)	$56,514	$(13,247)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW	Month USD LIBOR
	plus 0.362% based on	based on the notional
	the notional amount of	amount of the currency
	the currency received	delivered	Quarterly	Sep 2027	AUD	1,700,000	1,347,590	$6,120	$(67,302)	$(61,182)
BNP Paribas SA	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW	Month USD LIBOR
	plus 0.368% based on	based on the notional
	the notional amount of	amount of the currency
	the currency received	delivered	Quarterly	Oct 2027	AUD	1,000,000	787,700	(2,500)	(28,330)	(30,830)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Currency swaps

						Notional	Notional	Unamortized
						amount of	amount of	upfront	Unrealized
			Payment	Maturity		currency	currency	payment	appreciation
Counterparty (OTC)	Receive	Pay	frequency	date		received	delivered	paid	(depreciation)	Value
Deutsche Bank AG	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR	Month USD LIBOR
	less 0.055% based on	based on the notional
	the notional amount of	amount of the currency
	the currency received	delivered	Quarterly	Oct 2026	GBP	800,000	976,000	$3,639	$76,085	$79,724
Morgan Stanley Capital Services LCC	Floating rate equal to 3	Floating rate equal to 3
	Month AUD BBSW	Month USD LIBOR
	plus 0.368% based on	based on the notional
	the notional amount of	amount of the currency
	the currency received	delivered	Quarterly	Oct 2027	AUD	280,000	218,988	896	(7,961)	(7,065)
Royal Bank of Scotland	Floating rate equal to 3	Floating rate equal to 3
	Month GBP LIBOR	Month USD LIBOR
	less 0.055% based on	based on the notional
	the notional amount of	amount of the currency
	the currency received	delivered	Quarterly	Oct 2026	GBP	1,100,000	1,342,220	32,285	77,115	109,400
								$40,440	$49,607	$90,047

Volatility swaps

									Unamortized
									upfront
								Volatility	payment	Unrealized
	Reference		Notional	USD notional	Pay/receive	Payment	Maturity	strike	paid	appreciation
Counterparty (OTC)	entity	Currency	amount	amount	variance	frequency	date	rate	(received)	(depreciation)	Value
Deutsche Bank AG	USD versus CHF	CHF	4,000	$4,033	Pay	At Maturity	Jun 2019	9.000%	—	$(7,362)	$(7,362)
Deutsche Bank AG	EUR versus CHF	CHF	4,000	4,033	Receive	At Maturity	Jun 2019	6.800%	—	2,918	2,918
Deutsche Bank AG	EUR versus CHF	CHF	5,000	5,073	Receive	At Maturity	Jun 2019	6.750%	—	3,296	3,296
Deutsche Bank AG	USD versus CHF	CHF	5,000	5,073	Pay	At Maturity	Jun 2019	9.000%	—	(9,167)	(9,167)
				$18,212					—	$(10,315)	$(10,315)

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Republic Koruna
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	Johannesburg Interbank Agreed Rate
KSDA	Korea Securities Dealers Association
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancario de Equilibrio (Interbank Equilibrium Interest Rate)

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Health Sciences Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.6%
Consumer discretionary – 0.1%
Specialty retail – 0.1%
JAND, Inc., Class A (A)(B)(C)	16,938	$259,338
Health care – 99.5%
Biotechnology – 39.7%
AbbVie, Inc.	35,037	3,466,561
Abcam PLC	20,592	332,155
Abeona Therapeutics, Inc. (C)	31,768	562,294
Acceleron Pharma, Inc. (C)	26,015	924,573
Acerta Pharma BV, Class B (A)(C)	4,892,850	414,914
Achillion Pharmaceuticals, Inc. (C)	98,531	334,020
Aevi Genomic Medicine, Inc. (C)	16,280	26,048
Agios Pharmaceuticals, Inc. (C)	24,438	2,284,953
Aimmune Therapeutics, Inc. (C)	32,487	1,074,995
Alder Biopharmaceuticals, Inc. (C)	30,500	532,225
Alexion Pharmaceuticals, Inc. (C)	63,828	7,412,346
Alkermes PLC (C)	19,804	934,749
Alnylam Pharmaceuticals, Inc. (C)	29,212	2,905,718
Amarin Corp. PLC, ADR (C)	41,645	137,845
Amgen, Inc.	17,904	3,215,916
Amicus Therapeutics, Inc. (C)	49,365	834,269
AnaptysBio, Inc. (C)	4,000	311,200
Apellis Pharmaceuticals, Inc. (C)	9,041	184,527
Aquinox Pharmaceuticals, Inc. (C)	37,446	536,976
Arcus Biosciences, Inc. (C)	13,913	221,634
Argenx SE, ADR (C)	15,603	1,490,087
Array BioPharma, Inc. (C)	57,566	941,204
Ascendis Pharma A/S, ADR (C)	21,239	1,529,633
Atara Biotherapeutics, Inc. (C)	19,927	992,365
Audentes Therapeutics, Inc. (C)	25,761	976,342
BeiGene, Ltd., ADR (C)	13,428	2,687,211
Biogen, Inc. (C)	14,867	4,370,303
BioMarin Pharmaceutical, Inc. (C)	34,800	3,143,832
Bluebird Bio, Inc. (C)	24,031	4,302,751
Blueprint Medicines Corp. (C)	23,611	1,985,213
Cara Therapeutics, Inc. (C)	9,983	156,134
Celgene Corp. (C)	10,168	800,018
Coherus Biosciences, Inc. (C)	7,736	120,682
Corvus Pharmaceuticals, Inc. (C)	15,479	212,527
CytomX Therapeutics, Inc. (C)	12,900	331,143
Denali Therapeutics, Inc. (C)	7,700	148,071
Dyax Corp. (B)(C)	37,631	148,642
Editas Medicine, Inc. (C)	9,938	380,824
Enanta Pharmaceuticals, Inc. (C)	11,024	1,100,085
Erytech Pharma SA (C)	3,022	56,677
Exact Sciences Corp. (C)	23,400	1,393,236
Exelixis, Inc. (C)	41,131	852,646
Fate Therapeutics, Inc. (C)	17,100	187,245
FibroGen, Inc. (C)	20,516	1,105,812
Five Prime Therapeutics, Inc. (C)	9,063	159,146
G1 Therapeutics, Inc. (C)	15,013	650,213
Gilead Sciences, Inc.	52,948	3,568,695
Global Blood Therapeutics, Inc. (C)	15,315	737,417
GlycoMimetics, Inc. (C)	26,186	467,944
Homology Medicines, Inc. (C)	10,581	212,996
ImmunoGen, Inc. (C)	29,500	338,070
Immunomedics, Inc. (C)	98,400	2,170,704
Incyte Corp. (C)	63,653	4,345,590
Insmed, Inc. (C)	100,805	2,808,427
Ionis Pharmaceuticals, Inc. (C)	11,143	519,821
Iovance Biotherapeutics, Inc. (C)	42,500	620,500
Ironwood Pharmaceuticals, Inc. (C)	92,543	1,719,449
Loxo Oncology, Inc. (C)	16,690	2,959,638
MacroGenics, Inc. (C)	17,076	388,137
Madrigal Pharmaceuticals, Inc. (C)	4,300	1,142,123
Merus NV (C)	7,182	134,088
Minerva Neurosciences, Inc. (C)	24,215	213,092
Mirati Therapeutics, Inc. (C)	4,600	195,500
Myovant Sciences, Ltd. (C)	14,808	351,690
Neurocrine Biosciences, Inc. (C)	62,470	6,013,362
Ovid therapeutics, Inc. (C)	5,960	47,024
Proteostasis Therapeutics, Inc. (C)	3,952	19,128
Prothena Corp. PLC (C)	16,925	228,318
Radius Health, Inc. (C)	26,903	766,736
Regeneron Pharmaceuticals, Inc. (C)	11,597	3,482,811
REGENXBIO, Inc. (C)	6,400	346,880
Rhythm Pharmaceuticals, Inc. (C)	4,309	138,448
Rocket Pharmaceuticals, Inc. (C)	9,845	191,387
Sage Therapeutics, Inc. (C)	47,738	7,289,115
Sarepta Therapeutics, Inc. (C)	39,884	3,743,113
Scholar Rock Holding Corp. (C)	4,077	71,307
Seattle Genetics, Inc. (C)	32,750	1,981,048
Shire PLC, ADR	20,124	3,305,166
Spark Therapeutics, Inc. (C)	25,556	2,039,113
TESARO, Inc. (C)	16,774	767,746
Tocagen, Inc. (C)	6,487	60,848
Ultragenyx Pharmaceutical, Inc. (C)	25,715	1,882,338
Vertex Pharmaceuticals, Inc. (C)	66,157	10,188,178
Vital Therapies, Inc. (C)	12,100	61,710
Xencor, Inc. (C)	40,966	1,639,050
Zai Lab, Ltd., ADR (C)	8,110	189,936
Zeneca, Inc. (B)(C)	33,315	20,489
		124,237,092
Health care equipment and supplies – 21.1%
Align Technology, Inc. (C)	9,149	3,037,011
AtriCure, Inc. (C)	20,700	490,797
Becton, Dickinson and Company	63,475	14,065,425
Danaher Corp.	46,920	4,658,218
DexCom, Inc. (C)	15,668	1,378,627
GenMark Diagnostics, Inc. (C)	86,287	632,484
Glaukos Corp. (C)	13,304	502,492

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Hologic, Inc. (C)	103,008	$3,902,973
Insulet Corp. (C)	7,800	731,562
Intuitive Surgical, Inc. (C)	31,991	14,705,303
K2M Group Holdings, Inc. (C)	36,823	872,337
Lantheus Holdings, Inc. (C)	44,009	616,126
Penumbra, Inc. (C)	6,734	1,083,501
Quidel Corp. (C)	22,573	1,415,327
Stryker Corp.	47,786	8,315,720
Teleflex, Inc.	9,943	2,656,372
Terumo Corp.	5,600	331,376
The Cooper Companies, Inc.	12,846	2,907,178
West Pharmaceutical Services, Inc.	23,000	2,139,000
Wright Medical Group NV (C)	60,103	1,500,171
		65,942,000
Health care providers and services – 20.5%
Acadia Healthcare Company, Inc. (C)	26,117	1,049,642
Aetna, Inc.	11,500	2,025,495
Anthem, Inc.	34,494	7,637,661
Centene Corp. (C)	52,119	6,106,262
Cigna Corp.	37,996	6,435,383
CVS Health Corp.	25,300	1,603,767
DaVita, Inc. (C)	21,410	1,431,044
Express Scripts Holding Company (C)	12,400	940,044
HCA Healthcare, Inc.	43,775	4,514,954
Humana, Inc.	17,027	4,954,516
Molina Healthcare, Inc. (C)	19,962	1,695,373
UnitedHealth Group, Inc.	94,451	22,810,861
Universal Health Services, Inc., Class B	7,559	869,134
WellCare Health Plans, Inc. (C)	9,125	2,022,739
		64,096,875
Health care technology – 1.2%
athenahealth, Inc. (C)	14,852	2,234,780
HTG Molecular Diagnostics, Inc. (C)	43,315	165,896
Teladoc, Inc. (C)	31,300	1,593,170
		3,993,846
Life sciences tools and services – 5.9%
Agilent Technologies, Inc.	105,849	6,554,170
Bruker Corp.	29,963	906,980
Illumina, Inc. (C)	7,733	2,106,779
Mettler-Toledo International, Inc. (C)	2,344	1,290,935
Quanterix Corp. (C)	20,729	381,414
Thermo Fisher Scientific, Inc.	34,706	7,228,219
		18,468,497
Pharmaceuticals – 11.1%
Allergan PLC	22,581	3,405,215
Assembly Biosciences, Inc. (C)	3,800	160,702
Astellas Pharma, Inc.	71,300	1,104,131
AstraZeneca PLC, ADR	111,660	4,134,770
Bayer AG	10,982	1,310,743
Bristol-Myers Squibb Company	60,175	3,166,409
Chugai Pharmaceutical Company, Ltd.	14,000	787,544
Cymabay Therapeutics, Inc. (C)	14,800	191,956
Daiichi Sankyo Company, Ltd.	31,700	1,014,510
Eisai Company, Ltd.	19,200	1,385,595
Eli Lilly & Company	14,579	1,239,798
Endocyte, Inc. (C)	66,184	904,735
GW Pharmaceuticals PLC, ADR (C)	11,517	1,854,122
Intra-Cellular Therapies, Inc. (C)	20,600	479,568
Jazz Pharmaceuticals PLC (C)	4,800	811,200
Kyowa Hakko Kirin Company, Ltd.	30,000	611,370
Merck & Company, Inc.	84,329	5,020,105
Mylan NV (C)	7,969	306,488
MyoKardia, Inc. (C)	12,959	616,848
Nektar Therapeutics (C)	26,200	2,103,074
Pfizer, Inc.	54,200	1,947,406
TherapeuticsMD, Inc. (C)	71,283	421,283
Theravance Biopharma, Inc. (C)	17,471	425,244
WaVe Life Sciences, Ltd. (C)	7,478	348,094
Zogenix, Inc. (C)	21,200	902,060
		34,652,970
		311,391,280
TOTAL COMMON STOCKS (Cost $274,790,035)		$311,650,618

PREFERRED SECURITIES – 0.7%
Consumer discretionary – 0.2%
Specialty retail – 0.2%
JAND, Inc., Series D (A)(B)(C)	37,822	579,093
Health care – 0.4%
Health care equipment and supplies – 0.4%
Becton, Dickinson and Company,
6.125%	12,046	701,318
Sartorius AG	3,245	475,276
		1,176,594
Information technology – 0.1%
Software – 0.1%
Doximity, Inc. (A)(B)(C)	63,738	297,019
TOTAL PREFERRED SECURITIES (Cost $1,881,100)		$2,052,706

CONVERTIBLE BONDS – 0.2%
Health care – 0.2%
Ironwood Pharmaceuticals, Inc.
2.250%, 06/15/2022	$425,000	558,332
TOTAL CONVERTIBLE BONDS (Cost $517,724)		$558,332

RIGHTS – 0.0%
Wright Medical Group NV (Expiration
Date: 1-2-24) (C)(D)	10,400	13,520
TOTAL RIGHTS (Cost $26,000)		$13,520

SHORT-TERM INVESTMENTS – 0.4%
Money market funds – 0.4%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	1,000,040	1,000,040
T. Rowe Price Government Reserve Fund,
1.7588% (E)	442,860	442,860
		1,442,900
TOTAL SHORT-TERM INVESTMENTS (Cost $1,442,900)		$1,442,900
Total Investments (Health Sciences Fund)
(Cost $278,657,759) – 100.9%		$315,718,076
Other assets and liabilities, net – (0.9%)		(2,880,979)
TOTAL NET ASSETS – 100.0%		$312,837,097

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS – 1.6%
Argentina – 0.8%
Provincia de Buenos Aires
7.875%, 06/15/2027		$1,370,000	$1,298,842
Republic of Argentina
4.625%, 01/11/2023		500,000	454,005
5.625%, 01/26/2022		490,000	469,670
6.875%, 01/26/2027		670,000	632,487
7.500%, 04/22/2026		450,000	443,705
7.625%, 04/22/2046		250,000	220,625
			3,519,334
Brazil – 0.4%
Federative Republic of Brazil
10.000%, 01/01/2021	BRL	239,000	68,337
10.000%, 01/01/2023		5,202,000	1,433,471
10.000%, 01/01/2027		206,000	53,586
			1,555,394
Ecuador – 0.2%
Republic of Ecuador
7.875%, 01/23/2028 (A)		$880,000	774,400
Indonesia – 0.0%
Republic of Indonesia
8.375%, 03/15/2034	IDR	543,000,000	40,831
Mexico – 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	856,498
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$7,961,205)			$6,746,457

CORPORATE BONDS – 86.7%
Consumer discretionary – 20.7%
Adient Global Holdings, Ltd.
4.875%, 08/15/2026 (A)		$760,000	693,500
Altice France SA
6.250%, 05/15/2024 (A)		810,000	785,700
7.375%, 05/01/2026 (A)		4,780,000	4,660,500
Altice Luxembourg SA
7.750%, 05/15/2022 (A)		1,220,000	1,171,200
AMC Entertainment Holdings, Inc.
6.125%, 05/15/2027 (B)		840,000	810,180
Bossier Casino Venture Holdco, Inc.
(0.000% Cash or 14.000% PIK)
14.000%, 02/09/2023 (A)(C)		2,602,322	2,671,523
Boyne USA, Inc.
7.250%, 05/01/2025 (A)		520,000	539,178
Brinker International, Inc.
5.000%, 10/01/2024 (A)		790,000	778,150
Carmike Cinemas, Inc.
6.000%, 06/15/2023 (A)		1,060,000	1,089,150
Carriage Services, Inc.
6.625%, 06/01/2026 (A)		1,080,000	1,089,450
Carrols Restaurant Group, Inc.
8.000%, 05/01/2022		1,700,000	1,770,125
CCO Holdings LLC
5.125%, 05/01/2027 (A)		1,350,000	1,263,938
5.750%, 02/15/2026 (A)		215,000	210,636
Century Communities, Inc.
5.875%, 07/15/2025		2,040,000	1,927,800
Charter Communications Operating LLC
4.908%, 07/23/2025		4,350,000	4,423,353
6.484%, 10/23/2045		1,030,000	1,095,167
CSC Holdings LLC
6.625%, 10/15/2025 (A)		1,430,000	1,476,475
10.125%, 01/15/2023 (A)		570,000	631,988
10.875%, 10/15/2025 (A)		1,008,000	1,168,020
Delphi Technologies PLC
5.000%, 10/01/2025 (A)		730,000	697,150
DISH DBS Corp.
5.875%, 11/15/2024		1,040,000	863,720
7.750%, 07/01/2026		6,910,000	5,959,875
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 02/15/2023 (A)		1,130,000	1,139,888
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)		750,000	720,450
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (A)(D)		2,983,778	298
General Motors Company
6.600%, 04/01/2036		300,000	333,639
6.750%, 04/01/2046		130,000	148,002
GLP Capital LP
5.375%, 04/15/2026		1,420,000	1,409,350
5.750%, 06/01/2028		1,210,000	1,214,538
Golden Nugget, Inc.
8.750%, 10/01/2025 (A)		1,470,000	1,532,475
Hanesbrands, Inc.
4.625%, 05/15/2024 (A)		970,000	946,963
4.875%, 05/15/2026 (A)		380,000	366,700
Hilton Worldwide Finance LLC
4.625%, 04/01/2025		240,000	231,600
4.875%, 04/01/2027		1,020,000	976,650
IHO Verwaltungs GmbH (4.125% Cash
or 4.875% PIK) 4.125%,
09/15/2021 (A)		290,000	287,100
IHO Verwaltungs GmbH (4.750% Cash
or 5.500% PIK) 4.750%,
09/15/2026 (A)		660,000	620,400
International Game Technology PLC
6.500%, 02/15/2025 (A)		700,000	717,500
JB Poindexter & Company, Inc.
7.125%, 04/15/2026 (A)		1,080,000	1,096,200
L Brands, Inc.
5.250%, 02/01/2028 (B)		290,000	264,625
Lennar Corp.
4.500%, 04/30/2024		600,000	582,000
4.750%, 11/29/2027 (A)		1,470,000	1,370,775
Levi Strauss & Company
5.000%, 05/01/2025		1,260,000	1,269,450
Lions Gate Capital Holdings LLC
5.875%, 11/01/2024 (A)		2,020,000	2,020,000
Marston’s Issuer PLC (5.641% to
7-15-19, then 3 month GBP LIBOR +
2.550%) 07/15/2035	GBP	380,000	456,808
Meredith Corp.
6.875%, 02/01/2026 (A)		$960,000	969,600
MGM Growth Properties Operating
Partnership LP
4.500%, 09/01/2026		740,000	680,800
MGM Resorts International
4.625%, 09/01/2026		1,380,000	1,276,500
7.750%, 03/15/2022		180,000	197,100
Monitronics International, Inc.
9.125%, 04/01/2020 (B)		823,000	578,158
Murphy Oil USA, Inc.
5.625%, 05/01/2027		980,000	968,975
NCL Corp., Ltd.
4.750%, 12/15/2021 (A)		1,259,000	1,259,000
Netflix, Inc.
5.875%, 02/15/2025		1,020,000	1,049,427

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
New Red Finance, Inc.
4.250%, 05/15/2024 (A)		$1,070,000	$1,013,825
5.000%, 10/15/2025 (A)		840,000	795,900
Scientific Games International, Inc.
5.000%, 10/15/2025 (A)		720,000	694,800
10.000%, 12/01/2022		3,870,000	4,150,614
Service Corp. International
4.625%, 12/15/2027		1,720,000	1,640,037
5.375%, 05/15/2024		440,000	443,850
Silversea Cruise Finance, Ltd.
7.250%, 02/01/2025 (A)		1,382,000	1,440,735
Speedway Motorsports, Inc.
5.125%, 02/01/2023		1,000,000	982,500
Sugarhouse HSP Gaming Prop Mezz LP
5.875%, 05/15/2025 (A)		530,000	505,488
Taylor Morrison Communities, Inc.
5.875%, 04/15/2023 (A)		970,000	979,700
The EW Scripps Company
5.125%, 05/15/2025 (A)		590,000	558,288
The ServiceMaster Company LLC
5.125%, 11/15/2024 (A)		930,000	900,938
Time Warner Cable LLC
7.300%, 07/01/2038		1,050,000	1,218,618
TopBuild Corp.
5.625%, 05/01/2026 (A)		1,400,000	1,379,000
Viking Cruises, Ltd.
5.875%, 09/15/2027 (A)		2,410,000	2,253,350
Virgin Media Finance PLC
6.375%, 04/15/2023 (A)		1,640,000	1,660,500
Virgin Media Secured Finance PLC
5.500%, 08/15/2026 (A)		2,110,000	2,001,863
VOC Escrow, Ltd.
5.000%, 02/15/2028 (A)		920,000	866,539
Weekley Homes LLC
6.625%, 08/15/2025 (A)		1,480,000	1,409,700
Weight Watchers International, Inc.
8.625%, 12/01/2025 (A)		960,000	1,046,400
William Lyon Homes, Inc.
5.875%, 01/31/2025		820,000	779,779
6.000%, 09/01/2023 (A)		890,000	888,888
ZF North America Capital, Inc.
4.500%, 04/29/2022 (A)		164,000	166,252
4.750%, 04/29/2025 (A)		1,110,000	1,115,883
			89,355,196
Consumer staples – 3.2%
Alliance One International, Inc.
8.500%, 04/15/2021 (A)		560,000	576,800
9.875%, 07/15/2021		660,000	612,150
Beverages & More, Inc.
11.500%, 06/15/2022 (A)		1,040,000	917,800
Carolina Beverage Group LLC
10.625%, 08/01/2018 (A)		1,160,000	1,163,016
Central Garden & Pet Company
5.125%, 02/01/2028		640,000	598,400
6.125%, 11/15/2023		500,000	520,000
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	556,258
7.500%, 07/08/2026		720,000	1,153,345
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)		$1,000,000	985,000
Kraft Heinz Foods Company
7.125%, 08/01/2039 (A)		1,170,000	1,420,768
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)		520,000	510,900
4.875%, 11/01/2026 (A)		1,760,000	1,744,600
Sally Holdings LLC
5.625%, 12/01/2025 (B)		1,140,000	1,071,600
Spectrum Brands, Inc.
5.750%, 07/15/2025		1,070,000	1,059,300
6.125%, 12/15/2024		770,000	780,588
			13,670,525
Energy – 14.3%
Blue Racer Midstream LLC
6.125%, 11/15/2022 (A)		1,340,000	1,363,745
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025		1,710,000	1,821,150
Centennial Resource Production LLC
5.375%, 01/15/2026 (A)		730,000	719,050
Cheniere Corpus Christi Holdings LLC
5.875%, 03/31/2025		1,540,000	1,607,375
Chesapeake Energy Corp.
5.375%, 06/15/2021		460,000	453,100
5.750%, 03/15/2023		990,000	930,600
8.000%, 01/15/2025		650,000	645,938
Continental Resources, Inc.
4.900%, 06/01/2044		640,000	629,913
Covey Park Energy LLC
7.500%, 05/15/2025 (A)		1,510,000	1,494,900
DCP Midstream Operating LP
6.750%, 09/15/2037 (A)		1,000,000	1,068,750
Diamondback Energy, Inc.
4.750%, 11/01/2024		540,000	521,100
5.375%, 05/31/2025 (A)		1,210,000	1,194,875
Endeavor Energy Resources LP
5.500%, 01/30/2026 (A)		850,000	833,000
5.750%, 01/30/2028 (A)		590,000	579,675
EP Energy LLC
6.375%, 06/15/2023		1,790,000	1,136,650
8.000%, 02/15/2025 (A)		1,110,000	804,750
9.375%, 05/01/2024 (A)		1,210,000	955,900
Extraction Oil & Gas, Inc.
5.625%, 02/01/2026 (A)		1,460,000	1,397,950
7.375%, 05/15/2024 (A)		1,080,000	1,131,300
Genesis Energy LP
5.625%, 06/15/2024		1,760,000	1,650,000
Gulfport Energy Corp.
6.375%, 05/15/2025		900,000	863,991
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (A)		1,260,000	1,212,750
9.875%, 04/01/2022 (A)		450,000	461,250
MEG Energy Corp.
6.375%, 01/30/2023 (A)		960,000	866,400
7.000%, 03/31/2024 (A)		3,870,000	3,492,675
Murray Energy Corp.
11.250%, 04/15/2021 (A)		1,420,000	603,500
NGL Energy Partners LP
5.125%, 07/15/2019		540,000	540,000
7.500%, 11/01/2023		1,820,000	1,856,400
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)		700,000	699,125
4.875%, 08/15/2027 (A)		450,000	436,905
7.768%, 12/15/2037 (A)		1,060,000	1,245,500
Oasis Petroleum, Inc.
6.250%, 05/01/2026 (A)		590,000	588,525
6.875%, 03/15/2022 (B)		871,000	884,065
Petrobras Global Finance BV
6.850%, 06/05/2115		920,000	800,400
7.375%, 01/17/2027		480,000	487,128
Precision Drilling Corp.
7.125%, 01/15/2026 (A)		1,280,000	1,305,600

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Pride International LLC
7.875%, 08/15/2040		$360,000	$317,700
QEP Resources, Inc.
5.250%, 05/01/2023		470,000	460,013
5.625%, 03/01/2026		1,110,000	1,060,050
Range Resources Corp.
4.875%, 05/15/2025 (B)		200,000	188,000
5.000%, 03/15/2023		1,300,000	1,261,000
Rockies Express Pipeline LLC
6.875%, 04/15/2040 (A)		1,600,000	1,840,000
7.500%, 07/15/2038 (A)		1,100,000	1,311,750
RSP Permian, Inc.
5.250%, 01/15/2025		1,820,000	1,867,775
6.625%, 10/01/2022		580,000	604,650
SemGroup Corp.
5.625%, 11/15/2023		1,560,000	1,454,700
Shelf Drilling Holdings, Ltd.
8.250%, 02/15/2025 (A)		1,000,000	1,020,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022		250,000	243,750
Targa Resources Partners LP
4.250%, 11/15/2023		1,060,000	1,009,650
5.125%, 02/01/2025		10,000	9,875
5.875%, 04/15/2026 (A)		2,490,000	2,501,678
Teine Energy, Ltd.
6.875%, 09/30/2022 (A)		1,370,000	1,387,125
The Williams Companies, Inc.
3.700%, 01/15/2023		600,000	583,578
7.500%, 01/15/2031		1,840,000	2,215,838
8.750%, 03/15/2032		70,000	91,000
Transocean, Inc.
6.800%, 03/15/2038 (B)		770,000	648,725
7.500%, 01/15/2026 (A)		350,000	354,813
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)		1,870,000	1,781,175
WPX Energy, Inc.
5.750%, 06/01/2026		430,000	429,187
6.000%, 01/15/2022		210,000	220,500
8.250%, 08/01/2023		1,570,000	1,781,929
			61,928,396
Financials – 7.9%
Ally Financial, Inc.
3.500%, 01/27/2019		550,000	550,000
8.000%, 11/01/2031		480,000	576,000
ASP AMC Merger Sub, Inc.
8.000%, 05/15/2025 (A)		1,250,000	1,073,050
Banco Mercantil del Norte SA (6.875%
to 7-6-22, then 5 Year CMT +
5.035%) 07/06/2022 (A)(E)		200,000	196,400
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		680,000	672,350
Bank of America Corp. (6.500% to
10-23-24, then 3 month LIBOR +
4.174%) 10/23/2024 (E)		570,000	604,913
Barclays Bank PLC
7.625%, 11/21/2022		200,000	217,000
Barclays PLC
4.836%, 05/09/2028		200,000	188,956
Barclays PLC (8.000% to 12-15-20, then
5 Year Euro Swap Rate + 6.750%)
12/15/2020 (E)	EUR	980,000	1,277,433
BNP Paribas SA (7.375% to 8-19-25,
then 5 Year U.S. Swap Rate +
5.150%) 08/19/2025 (A)(E)		$550,000	576,813
CIT Group, Inc.
5.250%, 03/07/2025		270,000	274,050
6.125%, 03/09/2028		830,000	848,675
Citigroup, Inc. (5.950% to 5-15-25, then
3 month LIBOR + 3.905%)
05/15/2025 (E)		920,000	926,900
Citigroup, Inc. (6.300% to 5-15-24, then
3 month LIBOR + 3.423%)
05/15/2024 (E)		2,090,000	2,131,800
Cooperatieve Rabobank UA
5.250%, 08/04/2045		330,000	351,393
Credit Agricole SA (8.125% to 12-23-25,
then 5 Year U.S. Swap Rate +
6.185%) 12/23/2025 (A)(E)		1,000,000	1,085,533
DAE Funding LLC
4.500%, 08/01/2022 (A)		1,298,000	1,239,590
5.000%, 08/01/2024 (A)		1,330,000	1,253,525
Donnelley Financial Solutions, Inc.
8.250%, 10/15/2024		1,000,000	1,047,440
Fidelity & Guaranty Life Holdings, Inc.
5.500%, 05/01/2025 (A)		860,000	851,400
FirstCash, Inc.
5.375%, 06/01/2024 (A)		1,040,000	1,042,600
Galaxy Bidco, Ltd.
6.375%, 11/15/2020	GBP	1,070,000	1,418,565
Genworth Holdings, Inc.
4.900%, 08/15/2023		$750,000	628,125
7.700%, 06/15/2020		1,300,000	1,306,500
HSBC Holdings PLC (6.375% to
3-30-25, then 5 Year U.S. ISDAFIX +
4.368%) 03/30/2025 (E)		1,430,000	1,431,788
HSBC Holdings PLC (6.375% to
9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) 09/17/2024 (E)		680,000	687,691
HSBC Holdings PLC (6.500% to
3-23-28, then 5 Year U.S. ISDAFIX +
3.606%) 03/23/2028 (E)		1,440,000	1,427,400
Intesa Sanpaolo SpA
5.017%, 06/26/2024 (A)		200,000	182,152
Navient Corp.
5.875%, 10/25/2024		1,030,000	1,014,859
6.500%, 06/15/2022		240,000	247,800
6.625%, 07/26/2021		720,000	747,000
6.750%, 06/25/2025		1,200,000	1,220,640
8.000%, 03/25/2020		1,000,000	1,063,500
Quicken Loans, Inc.
5.250%, 01/15/2028 (A)		2,930,000	2,680,950
5.750%, 05/01/2025 (A)		700,000	682,500
Radian Group, Inc.
4.500%, 10/01/2024		390,000	370,988
The Royal Bank of Scotland Group PLC
(8.625% to 8-15-21, then 5 Year
U.S. Swap Rate + 7.598%)
08/15/2021 (E)		870,000	941,514
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	931,092
			33,968,885
Health care – 9.2%
Air Medical Group Holdings, Inc.
6.375%, 05/15/2023 (A)		530,000	499,525
AMAG Pharmaceuticals, Inc.
7.875%, 09/01/2023 (A)		1,060,000	1,064,982
BioScrip, Inc.
8.875%, 02/15/2021 (B)		1,601,000	1,536,960

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Centene Corp.
4.750%, 01/15/2025		$1,440,000	$1,431,000
6.125%, 02/15/2024		330,000	346,913
Community Health Systems, Inc.
6.250%, 03/31/2023		1,580,000	1,473,350
DaVita, Inc.
5.000%, 05/01/2025		820,000	777,196
DJO Finance LLC
8.125%, 06/15/2021 (A)		2,000,000	2,012,500
Endo Finance LLC
5.375%, 01/15/2023 (A)		565,000	419,513
7.250%, 01/15/2022 (A)		580,000	502,425
HCA, Inc.
4.500%, 02/15/2027		1,440,000	1,364,400
5.000%, 03/15/2024		120,000	120,864
5.250%, 06/15/2026		150,000	149,250
5.375%, 02/01/2025		1,800,000	1,768,500
5.500%, 06/15/2047		3,240,000	3,021,300
7.500%, 02/15/2022		440,000	479,600
Immucor, Inc.
11.125%, 02/15/2022 (A)		230,000	235,750
Jaguar Holding Company II
6.375%, 08/01/2023 (A)		1,104,000	1,109,962
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)		900,000	933,750
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)		1,850,000	1,822,805
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (A)		790,000	816,663
Synlab Unsecured Bondco PLC
8.250%, 07/01/2023	EUR	780,000	963,699
Tenet Healthcare Corp.
4.375%, 10/01/2021		$390,000	386,100
7.500%, 01/01/2022 (A)		1,620,000	1,697,274
8.125%, 04/01/2022		2,410,000	2,518,474
Teva Pharmaceutical Finance
Netherlands III BV
2.200%, 07/21/2021		1,080,000	991,875
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)		3,260,000	3,067,675
5.625%, 12/01/2021 (A)		390,000	386,490
6.125%, 04/15/2025 (A)		340,000	314,500
7.000%, 03/15/2024 (A)		1,590,000	1,665,525
7.250%, 07/15/2022 (A)		160,000	162,432
7.500%, 07/15/2021 (A)		890,000	906,688
8.500%, 01/31/2027 (A)		1,640,000	1,666,650
9.000%, 12/15/2025 (A)		60,000	62,775
9.250%, 04/01/2026 (A)		2,900,000	3,043,927
			39,721,292
Industrials – 9.1%
Ahern Rentals, Inc.
7.375%, 05/15/2023 (A)		770,000	750,750
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)		1,050,000	983,063
5.000%, 10/01/2024 (A)		1,600,000	1,588,000
ARD Securities Finance SARL (8.750%
Cash or 8.750% PIK) 8.750%,
01/31/2023 (A)		550,000	561,000
Ashtead Capital, Inc.
4.375%, 08/15/2027 (A)		750,000	693,750
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)		1,190,000	1,192,975
Beacon Roofing Supply, Inc.
4.875%, 11/01/2025 (A)		1,220,000	1,122,400
BlueLine Rental Finance Corp.
9.250%, 03/15/2024 (A)		2,060,000	2,197,958
BWX Technologies, Inc.
5.375%, 07/15/2026 (A)		800,000	808,000
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (A)		930,000	959,063
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 05/01/2022		143	157
Core & Main LP
6.125%, 08/15/2025 (A)		580,000	556,800
Covanta Holding Corp.
5.875%, 07/01/2025		1,100,000	1,060,455
Flexi-Van Leasing, Inc.
10.000%, 02/15/2023 (A)		1,060,000	1,001,700
GFL Environmental, Inc.
5.375%, 03/01/2023 (A)		710,000	665,199
Jeld-Wen, Inc.
4.625%, 12/15/2025 (A)		660,000	623,700
4.875%, 12/15/2027 (A)		910,000	846,300
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (A)		2,680,000	2,154,050
Neovia Logistics Services LLC
8.875%, 08/01/2020 (A)		700,000	560,910
Neovia Logistics Services LLC
(12.250% Cash or 10.750% PIK)
12.250%, 04/01/2020 (A)		1,192,123	524,534
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (A)		1,350,000	1,285,875
5.250%, 08/15/2022 (A)		1,000,000	986,250
Park-Ohio Industries, Inc.
6.625%, 04/15/2027		828,000	850,770
Prime Security Services Borrower LLC
9.250%, 05/15/2023 (A)		1,184,000	1,254,685
Standard Industries, Inc.
4.750%, 01/15/2028 (A)		1,780,000	1,633,150
5.375%, 11/15/2024 (A)		360,000	353,700
5.500%, 02/15/2023 (A)		210,000	214,463
The ADT Corp.
4.125%, 06/15/2023		510,000	466,650
6.250%, 10/15/2021		660,000	679,800
The Brink’s Company
4.625%, 10/15/2027 (A)		1,200,000	1,080,000
The Hertz Corp.
5.875%, 10/15/2020		1,640,000	1,578,828
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 02/15/2023		1,215,719	1,240,033
United Rentals North America, Inc.
4.625%, 10/15/2025		370,000	356,125
4.875%, 01/15/2028		1,310,000	1,230,221
5.500%, 07/15/2025 to 05/15/2027		2,850,000	2,870,100
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)		880,000	849,200
XPO CNW, Inc.
6.700%, 05/01/2034		1,450,000	1,489,875
XPO Logistics, Inc.
6.125%, 09/01/2023 (A)		1,400,000	1,431,080
6.500%, 06/15/2022 (A)		847,000	867,328
			39,568,897
Information technology – 2.4%
Alliance Data Systems Corp.
5.375%, 08/01/2022 (A)		1,720,000	1,728,600

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
CDK Global, Inc.
4.875%, 06/01/2027	$490,000	$461,825
CommScope Technologies LLC
5.000%, 03/15/2027 (A)	830,000	776,050
Dell International LLC
5.875%, 06/15/2021 (A)	1,000,000	1,026,223
7.125%, 06/15/2024 (A)	750,000	805,848
First Data Corp.
5.000%, 01/15/2024 (A)	1,500,000	1,498,500
7.000%, 12/01/2023 (A)	10,000	10,475
j2 Cloud Services LLC
6.000%, 07/15/2025 (A)	1,110,000	1,112,775
Match Group, Inc.
5.000%, 12/15/2027 (A)	730,000	693,610
6.375%, 06/01/2024	710,000	740,175
Travelport Corporate Finance PLC
6.000%, 03/15/2026 (A)	842,000	846,210
Vantiv LLC
4.375%, 11/15/2025 (A)	830,000	784,350
		10,484,641
Materials – 8.8%
Alcoa Nederland Holding BV
6.125%, 05/15/2028 (A)	1,890,000	1,946,700
6.750%, 09/30/2024 (A)	690,000	729,813
7.000%, 09/30/2026 (A)	1,530,000	1,648,575
ArcelorMittal
6.125%, 06/01/2025	1,370,000	1,469,325
Ardagh Packaging Finance PLC
6.000%, 02/15/2025 (A)	1,870,000	1,832,600
7.250%, 05/15/2024 (A)	270,000	281,813
Berry Global, Inc.
4.500%, 02/15/2026 (A)	910,000	850,850
BHP Billiton Finance USA, Ltd.
(6.750% to 10-20-25, then 5 Year
U.S. Swap Rate + 5.093%)
10/19/2075 (A)	1,060,000	1,153,280
Cemex SAB de CV
5.700%, 01/11/2025 (A)	560,000	549,360
6.125%, 05/05/2025 (A)	550,000	556,127
First Quantum Minerals, Ltd.
6.500%, 03/01/2024 (A)	400,000	380,000
6.875%, 03/01/2026 (A)	1,200,000	1,135,500
7.250%, 04/01/2023 (A)	1,400,000	1,405,250
7.500%, 04/01/2025 (A)	1,500,000	1,470,000
Freeport-McMoRan, Inc.
3.550%, 03/01/2022	1,090,000	1,050,150
4.550%, 11/14/2024 (B)	710,000	688,700
5.450%, 03/15/2043	4,000,000	3,602,500
6.875%, 02/15/2023	530,000	568,425
FXI Holdings, Inc.
7.875%, 11/01/2024 (A)	1,130,000	1,118,700
Hudbay Minerals, Inc.
7.250%, 01/15/2023 (A)	710,000	733,075
7.625%, 01/15/2025 (A)	1,810,000	1,900,500
Mercer International, Inc.
5.500%, 01/15/2026 (A)	750,000	735,000
6.500%, 02/01/2024	1,450,000	1,489,875
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (A)(D)	1,953,148	2,441
New Enterprise Stone & Lime
Company, Inc.
6.250%, 03/15/2026 (A)	600,000	603,000
Northwest Acquisitions ULC
7.125%, 11/01/2022 (A)	720,000	729,000
Olin Corp.
5.000%, 02/01/2030	830,000	781,279
Pactiv LLC
7.950%, 12/15/2025	1,710,000	1,872,450
8.375%, 04/15/2027	1,360,000	1,496,000
Steel Dynamics, Inc.
5.000%, 12/15/2026	613,000	606,134
Teck Resources, Ltd.
4.750%, 01/15/2022	1,020,000	1,030,516
5.200%, 03/01/2042	1,440,000	1,303,200
Valvoline, Inc.
4.375%, 08/15/2025	980,000	926,325
5.500%, 07/15/2024	1,300,000	1,309,750
		37,956,213
Real estate – 2.7%
CoreCivic, Inc.
4.625%, 05/01/2023	270,000	265,275
4.750%, 10/15/2027	1,170,000	1,073,475
5.000%, 10/15/2022	870,000	874,350
CTR Partnership LP
5.250%, 06/01/2025	660,000	643,500
Five Point Operating Company LP
7.875%, 11/15/2025 (A)	2,010,000	2,050,200
Hunt Companies, Inc.
6.250%, 02/15/2026 (A)	1,170,000	1,101,263
MPT Operating Partnership LP
5.000%, 10/15/2027	2,330,000	2,190,340
5.500%, 05/01/2024	160,000	161,920
Sabra Health Care LP
5.125%, 08/15/2026	580,000	556,715
The GEO Group, Inc.
5.125%, 04/01/2023	380,000	373,350
5.875%, 10/15/2024	1,170,000	1,155,457
Uniti Group LP
6.000%, 04/15/2023 (A)	350,000	341,906
8.250%, 10/15/2023	80,000	77,976
WeWork Companies, Inc.
7.875%, 05/01/2025 (A)	1,130,000	1,063,771
		11,929,498
Telecommunication services – 7.1%
CenturyLink, Inc.
5.625%, 04/01/2025 (B)	420,000	392,200
6.450%, 06/15/2021	990,000	1,013,562
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (A)	2,240,000	2,273,600
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	1,480,000	1,294,075
8.000%, 02/15/2024 (A)	1,220,000	1,290,150
Level 3 Financing, Inc.
5.250%, 03/15/2026	880,000	836,440
5.625%, 02/01/2023	430,000	433,634
Sprint Capital Corp.
8.750%, 03/15/2032	3,790,000	4,078,988
Sprint Communications, Inc.
11.500%, 11/15/2021	1,811,000	2,132,453
Sprint Corp.
7.250%, 09/15/2021	1,310,000	1,355,850
7.625%, 02/15/2025 (B)	910,000	937,300
7.625%, 03/01/2026	180,000	184,950
7.875%, 09/15/2023	4,850,000	5,090,075
Telecom Italia SpA
5.303%, 05/30/2024 (A)	2,601,000	2,587,995
T-Mobile USA, Inc.
4.750%, 02/01/2028	1,480,000	1,383,800

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication
services (continued)
T-Mobile USA, Inc. (continued)
6.000%, 04/15/2024	$250,000	$259,700
6.500%, 01/15/2026	2,230,000	2,327,563
UPC Holding BV
5.500%, 01/15/2028 (A)	1,500,000	1,372,500
Windstream Services LLC
7.750%, 10/15/2020 (B)	1,250,000	1,082,813
Ziggo BV
5.500%, 01/15/2027 (A)	390,000	372,333
		30,699,981
Utilities – 1.3%
Calpine Corp.
5.250%, 06/01/2026 (A)	1,220,000	1,152,900
NRG Energy, Inc.
7.250%, 05/15/2026	70,000	75,075
NRG REMA LLC
9.681%, 07/02/2026	4,000,000	2,540,000
Red Oak Power LLC
9.200%, 11/30/2029	720,000	821,700
Suburban Propane Partners LP
5.875%, 03/01/2027	920,000	867,100
		5,456,775
TOTAL CORPORATE BONDS (Cost
$386,081,682)		$374,740,299

CONVERTIBLE BONDS – 1.8%
Consumer discretionary – 0.6%
DISH Network Corp.
2.375%, 03/15/2024	830,000	693,760
3.375%, 08/15/2026	220,000	195,100
Liberty Media Corp.
2.125%, 03/31/2048 (A)	1,120,000	1,142,400
Live Nation Entertainment, Inc.
2.500%, 03/15/2023 (A)	700,000	701,494
		2,732,754
Energy – 0.2%
Cheniere Energy, Inc.
4.250%, 03/15/2045	260,000	206,648
Chesapeake Energy Corp.
5.500%, 09/15/2026	530,000	511,486
Whiting Petroleum Corp.
1.250%, 04/01/2020	200,000	189,063
		907,197
Health care – 0.3%
Jazz Investments I, Ltd.
1.500%, 08/15/2024 (A)	1,180,000	1,206,021
Information technology – 0.5%
Akamai Technologies, Inc.
0.125%, 05/01/2025 (A)	480,000	486,597
Finisar Corp.
0.500%, 12/15/2036	150,000	135,684
Pure Storage, Inc.
0.125%, 04/15/2023 (A)	880,000	924,407
Twitter, Inc.
1.000%, 09/15/2021	760,000	715,833
		2,262,521
Telecommunication services – 0.1%
Liberty Interactive LLC
1.750%, 09/30/2046 (A)	390,000	402,992
Utilities – 0.1%
NRG Energy, Inc.
2.750%, 06/01/2048 (A)	140,000	142,920
TOTAL CONVERTIBLE BONDS (Cost
$7,742,130)		$7,654,405

TERM LOANS (F) – 3.2%
Consumer discretionary – 1.3%
CWGS Group LLC (1 month LIBOR +
2.750%) 4.673%, 11/08/2023	1,288,663	1,283,830
PetSmart, Inc. (1 month LIBOR +
3.000%) 4.920%, 03/11/2022	1,910,414	1,488,805
Pisces Midco, Inc. (3 month LIBOR +
3.750%) 6.089%, 04/12/2025	1,120,000	1,121,680
Spencer Gifts LLC (1 month LIBOR +
8.250%) 10.170%, 06/29/2022	1,440,000	1,022,400
TOMS Shoes LLC (1 month LIBOR +
5.500%) 7.480%, 10/28/2020	1,064,000	782,040
		5,698,755
Energy – 1.1%
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.468%,
08/23/2021	840,000	881,824
Eastern Power LLC (1 month LIBOR +
3.750%) 5.730%, 10/02/2023	1,364,373	1,364,373
Hercules Offshore, Inc.
10.500%, 05/06/2020 (D)	137,368	109,894
Murray Energy Corp. (3 month LIBOR
+ 7.250%) 9.552%, 04/16/2020	817,610	759,012
Panda Temple Power LLC (1 month
LIBOR + 8.000%) 9.928%,
02/07/2023	578,452	588,575
Permian Production Partners LLC (3
month LIBOR + 6.000%) 7.940%,
05/18/2024	850,000	833,000
		4,536,678
Health care – 0.8%
Immucor, Inc. (3 month LIBOR +
5.000%) 7.302%, 06/15/2021	840,198	853,852
Lantheus Medical Imaging, Inc. (1
month LIBOR + 3.750%) 5.730%,
06/30/2022	1,029,600	1,038,609
Radnet Management, Inc. (Prime rate +
2.750% and 3 month LIBOR
+ 3.750%) 5.869%, 06/30/2023	1,643,377	1,656,211
		3,548,672
TOTAL TERM LOANS (Cost $14,627,553)		$13,784,105

COLLATERALIZED MORTGAGE
OBLIGATIONS – 0.3%
Commercial and residential – 0.3%
JPMBB Commercial Mortgage Securities
Trust
Series 2015-C31, Class E
4.617%, 08/15/2048 (A)(G)	1,100,000	730,824
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class E
3.000%, 05/15/2048 (A)	1,200,000	699,513
		1,430,337
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,588,912)		$1,430,337

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 3.5%
Consumer discretionary – 1.0%
Bossier Casino Venture
Holdco, Inc. (A)(C)(H)	163,507	$3,670,732
New Cotai, Inc., Class B (C)(H)(I)	11	589,120
		4,259,852
Energy – 2.4%
Berry Petroleum Corp. (H)	187,964	2,227,373
Blue Ridge Mountain Resources, Inc. (H)	225,352	1,633,802
Hercules Offshore, Inc. (C)(H)	120,022	45,559
KCAD Holdings I, Ltd. (C)(H)	752,218,031	5,641,635
MWO Holdings LLC (C)(H)	1,134	80,741
Panda Temple Power LLC (H)	40,418	899,301
		10,528,411
Industrials – 0.1%
Jack Cooper Holdings Corp. (C)(H)	2,163	0
Tricer Holdco SCA (C)(H)	79,355	303,930
		303,930
TOTAL COMMON STOCKS (Cost $24,236,993)		$15,092,193

PREFERRED SECURITIES – 1.4%
Energy – 0.8%
Berry Petroleum Company LLC (H)	214,832	2,953,940
Sanchez Energy Corp., 6.500%	20,750	367,483
		3,321,423
Financials – 0.5%
GMAC Capital Trust I (3 month LIBOR
+ 5.785%), 8.128% (J)	90,100	2,352,511
Industrials – 0.1%
Tricer Holdco SCA (C)(H)	38,088,315	380,883
Materials – 0.0%
Berry Plastics Group, Inc. (H)	3,062	42,103
TOTAL PREFERRED SECURITIES (Cost $7,827,971)		$6,096,920

ESCROW CERTIFICATES – 0.0%
Magellan Health, Inc.
9.750%, 05/15/2020 (C)(H)	$4,380,000	1,134
TOTAL ESCROW CERTIFICATES (Cost $0)		$1,134

SECURITIES LENDING COLLATERAL – 1.9%
John Hancock Collateral Trust,
1.8769% (K)(L)	822,662	8,230,322
TOTAL SECURITIES LENDING COLLATERAL (Cost
$8,230,744)		$8,230,322

SHORT-TERM INVESTMENTS – 0.3%
Money market funds – 0.3%
State Street Institutional Treasury Plus
Money Market Fund, Premier Class,
1.6670% (K)	1,039,103	1,039,103
TOTAL SHORT-TERM INVESTMENTS (Cost $1,039,103)		$1,039,103
Total Investments (High Yield Fund)
(Cost $459,336,293) – 100.7%		$434,815,275
Other assets and liabilities, net – (0.7%)		(2,930,912)
TOTAL NET ASSETS – 100.0%		$431,884,363

Currency Abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
MXN	Mexican Peso

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $206,158,856 or 47.7% of the fund’s net assets as of 5-31-18.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $7,925,097.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	Non-income producing - Issuer is in default.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(J)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(K)	The rate shown is the annualized seven-day yield as of 5-31-18.
(L)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
5-Year U.S. Treasury Note Futures	177	Long	Sep 2018	$20,050,126	$20,158,641	$108,515

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)
FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
U.S. Treasury Long Bond Futures	16	Short	Sep 2018	(2,297,887)	(2,322,000)	$(24,113)
						$84,402

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
CAD	39,735	USD	31,614	Barclays Bank PLC Wholesale	7/19/2018	—	($931)
EUR	5,099,836	USD	6,336,623	Barclays Bank PLC Wholesale	7/19/2018	—	(353,832)
USD	2,971,187	GBP	2,079,388	Barclays Bank PLC Wholesale	7/19/2018	$200,720	—
						$200,720	($354,763)

SWAPS

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
Credit Suisse	Toll Brothers Finance
International	Corp.	900,000	USD	$900,000	1.000%	Quarterly	Dec 2022	$(7,695)	$18,430	$10,735
JPMorgan Chase Bank	Toll Brothers Finance
N.A.	Corp.	900,000	USD	900,000	1.000%	Quarterly	Dec 2022	(7,810)	18,545	10,735
				$1,800,000				$(15,505)	$36,975	$21,470
Centrally Cleared	CDX.NA.HY.30	8,460,000	USD	8,460,000	5.000%	Quarterly	Jun 2023	(496,046)	(116,364)	(612,410)
				$8,460,000				$(496,046)	$(116,364)	$(612,410)
				$10,260,000				$(511,551)	$(79,389)	$(590,940)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Centrally Cleared	CDX.NA.IG.29	1.067%	1,800,000	USD	$1,800,000	1.000%	Quarterly	Dec 2027	$3,173	$(8,913)	$(5,740)
					$1,800,000				$3,173	$(8,913)	$(5,740)

Derivatives Currency Abbreviations

CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.9%
Australia - 4.8%
Amcor, Ltd.	1,730,049	$18,358,839
Brambles, Ltd.	1,485,563	10,116,639
CSL, Ltd.	63,218	8,873,894
		37,349,372
Brazil - 3.5%
B3 SA - Brasil Bolsa Balcao	2,006,340	11,719,027
Banco Bradesco SA, ADR	1,253,058	9,836,505
Kroton Educacional SA	1,918,697	5,559,481
		27,115,013
Canada - 8.7%
Canadian National Railway Company	117,062	9,773,223
CGI Group, Inc., Class A (A)	391,541	24,070,440
Fairfax Financial Holdings, Ltd.	6,868	3,856,271
Great-West Lifeco, Inc.	260,051	6,600,554
PrairieSky Royalty, Ltd.	502,647	10,362,297

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Suncor Energy, Inc.	307,763	$12,257,351
		66,920,136
China - 5.0%
Baidu, Inc., ADR (A)	38,210	9,268,217
Henan Shuanghui Investment &
Development Company Ltd., Class A	2,444,858	11,153,570
Kweichow Moutai Company, Ltd.,
Class A	94,538	11,052,771
Wuliangye Yibin Company Ltd., Class A	590,521	7,272,036
		38,746,594
Denmark - 1.8%
Carlsberg A/S, Class B	124,095	13,781,664
France - 8.0%
Essilor International Cie Generale
d’Optique SA	71,573	9,794,773
Pernod Ricard SA	76,423	12,820,923
Schneider Electric SE	226,902	19,614,420
Vinci SA	110,067	10,825,354
Vivendi SA	332,950	8,418,191
		61,473,661
Germany - 9.5%
Allianz SE	70,115	14,445,875
Deutsche Boerse AG	179,724	24,007,277
Deutsche Post AG	239,798	9,094,744
GEA Group AG	160,083	5,884,545
SAP SE	174,236	19,627,089
		73,059,530
Hong Kong - 3.5%
CK Hutchison Holdings, Ltd.	1,280,872	14,422,925
Galaxy Entertainment Group, Ltd.	1,426,910	12,505,305
		26,928,230
Italy - 2.4%
Intesa Sanpaolo SpA	3,319,125	9,795,149
Mediobanca Banca di Credito
Finanziario SpA	891,571	8,411,764
		18,206,913
Japan - 6.6%
Asahi Group Holdings, Ltd.	221,500	11,550,524
FANUC Corp.	44,188	9,347,991
Hoya Corp.	164,700	9,753,887
Japan Tobacco, Inc.	176,000	4,741,874
Kao Corp.	127,100	9,817,174
Keyence Corp.	9,846	6,013,989
		51,225,439
Mexico - 2.1%
Fomento Economico Mexicano SAB de
CV, ADR	195,460	16,285,727
Netherlands - 4.2%
ING Groep NV	491,270	7,155,168
Royal Dutch Shell PLC, B Shares	229,568	8,199,293
Wolters Kluwer NV	306,904	17,240,596
		32,595,057
Singapore - 1.7%
United Overseas Bank, Ltd.	635,134	13,291,734
South Korea - 3.4%
NAVER Corp.	25,691	15,920,885
Samsung Electronics Company, Ltd.	213,221	10,012,348
		25,933,233
Spain - 1.4%
Amadeus IT Group SA	133,626	10,610,492
Sweden - 2.5%
Investor AB, B Shares	462,597	19,168,928
Switzerland - 6.1%
Cie Financiere Richemont SA	123,383	11,299,171
Julius Baer Group, Ltd. (A)	229,631	13,426,665
Kuehne + Nagel International AG	38,422	5,800,787
Novartis AG	135,138	10,046,535
UBS Group AG (A)	429,516	6,483,720
		47,056,878
Taiwan - 2.2%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,282,000	17,038,547
Thailand - 0.9%
Kasikornbank PCL, NVDR	1,221,800	7,301,674
Turkey - 0.9%
Akbank Turk AS	3,975,092	7,048,768
United Kingdom - 11.9%
British American Tobacco PLC	231,646	11,890,477
Compass Group PLC	641,526	13,785,648
Informa PLC	1,189,110	12,385,820
Lloyds Banking Group PLC	12,220,976	10,250,573
Reckitt Benckiser Group PLC	144,559	11,064,969
RELX PLC	751,690	16,487,868
Standard Life Aberdeen PLC	444,464	2,067,588
Unilever NV	257,441	14,357,107
		92,290,050
United States - 3.8%
Broadcom, Inc.	86,028	21,685,078
Philip Morris International, Inc.	101,183	8,048,096
		29,733,174
TOTAL COMMON STOCKS (Cost $558,071,065)		$733,160,814

SHORT-TERM INVESTMENTS - 4.0%
Money market funds - 4.0%
JPMorgan U.S. Treasury Plus Money
Market Fund, Institutional Class,
1.5857% (B)	30,735,433	30,735,433
TOTAL SHORT-TERM INVESTMENTS (Cost $30,735,433)		$30,735,433
Total Investments (International Growth Stock Fund)
(Cost $588,806,498) - 98.9%		$763,896,247
Other assets and liabilities, net - 1.1%		8,529,768
TOTAL NET ASSETS - 100.0%		$772,426,015
Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	The rate shown is the annualized seven-day yield as of 5-31-18.

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.5%
Belgium - 2.7%
Barco NV	73,786	$9,131,940
Ontex Group NV (A)	253,921	6,908,309
		16,040,249
Brazil - 2.4%
Camil Alimentos SA	3,305,400	7,029,723
Grendene SA	568,500	3,555,593

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
M Dias Branco SA	342,300	$3,858,421
		14,443,737
Canada - 7.9%
Alamos Gold, Inc., Class A	540,600	2,994,922
Badger Daylighting, Ltd. (A)	360,100	8,101,278
Canaccord Genuity Group, Inc.	1,176,006	5,822,890
Canada Goose Holdings, Inc. (B)	60,700	2,559,830
Canadian Western Bank	276,208	7,187,458
Gran Tierra Energy, Inc. (B)	1,495,200	4,866,377
Mullen Group, Ltd. (A)	431,470	4,984,899
Russel Metals, Inc.	132,500	2,995,199
ShawCor, Ltd.	234,500	4,671,553
The North West Company, Inc.	123,300	2,668,362
		46,852,768
China - 5.7%
China ZhengTong Auto Services
Holdings, Ltd.	6,095,500	5,232,609
Goodbaby International Holdings, Ltd.	11,195,000	6,866,865
Greatview Aseptic Packaging
Company, Ltd.	7,567,000	5,655,995
Hollysys Automation Technologies, Ltd.	150,286	3,587,327
Shanghai Haohai Biological Technology
Company, Ltd., H Shares (C)	686,300	4,988,369
Xtep International Holdings, Ltd.	12,300,000	7,801,605
		34,132,770
Denmark - 0.7%
Nilfisk Holding A/S (B)	89,685	4,084,446
Finland - 4.4%
Amer Sports OYJ (B)	374,261	12,112,758
Huhtamaki OYJ	264,427	10,790,471
Outotec OYJ (B)	381,721	3,569,029
		26,472,258
Germany - 4.5%
Gerresheimer AG	113,581	8,843,845
Jenoptik AG	237,092	9,797,481
zooplus AG (B)	43,943	8,427,411
		27,068,737
Hong Kong - 3.6%
PAX Global Technology, Ltd. (A)	9,948,000	5,064,872
Stella International Holdings, Ltd.	2,047,000	2,475,022
Techtronic Industries Company, Ltd.	1,428,700	8,499,192
Value Partners Group, Ltd.	6,467,000	5,758,564
		21,797,650
India - 1.9%
Dewan Housing Finance Corp., Ltd.	1,262,447	11,392,296
Italy - 4.8%
Azimut Holding SpA (A)	266,591	4,325,479
Interpump Group SpA	320,118	10,048,923
Technogym SpA (C)	946,740	11,073,244
Tod’s SpA (A)	50,393	3,313,838
		28,761,484
Japan - 21.6%
Anicom Holdings, Inc. (A)	256,400	9,727,606
Asahi Company, Ltd.	234,300	2,844,509
Asics Corp.	515,300	8,553,174
Bunka Shutter Company, Ltd.	629,400	5,704,831
Capcom Company, Ltd.	258,400	6,056,306
Daibiru Corp.	488,600	5,212,269
Descente, Ltd.	343,960	6,599,403
Dowa Holdings Company, Ltd.	199,600	6,275,461
Fuji Oil Holdings, Inc.	257,200	9,294,841
Idec Corp.	186,500	4,668,513
IDOM, Inc.	910,500	6,081,604
Kobayashi Pharmaceutical
Company, Ltd.	127,300	11,209,472
Meitec Corp.	155,011	7,119,104
Morita Holdings Corp.	246,600	4,957,153
N Field Company, Ltd. (A)	292,800	4,413,907
Nihon Parkerizing Company, Ltd.	316,800	4,689,894
Square Enix Holdings Company, Ltd.	42,200	2,093,980
TechnoPro Holdings, Inc.	118,400	7,643,035
Tsumura & Company	328,500	11,927,153
Ushio, Inc.	182,300	2,334,302
Zojirushi Corp.	100,400	1,513,828
		128,920,345
Luxembourg - 2.7%
Grand City Properties SA	300,717	7,375,282
Stabilus SA	89,483	9,015,138
		16,390,420
Netherlands - 3.0%
Aalberts Industries NV	52,854	2,585,172
Accell Group (A)	153,494	3,229,895
Arcadis NV (A)	384,517	7,786,708
Beter Bed Holding NV (A)	158,700	1,415,705
Intertrust NV (C)	138,770	2,614,613
		17,632,093
Norway - 1.6%
Ekornes ASA (A)	216,550	3,621,499
Tomra Systems ASA	63,285	1,447,887
XXL ASA (A)(C)	466,278	4,243,082
		9,312,468
Philippines - 0.5%
Vista Land & Lifescapes, Inc.	25,009,100	3,300,973
Poland - 1.0%
CCC SA	78,920	5,806,411
Singapore - 0.1%
Sakari Resources, Ltd. (B)(D)	1,380,000	639,056
South Korea - 3.2%
BNK Financial Group, Inc.	648,756	5,719,894
DGB Financial Group, Inc.	804,067	7,701,920
Hyundai Mipo Dockyard
Company, Ltd. (B)	32,157	2,783,072
Korea Investment Holdings
Company, Ltd.	32,051	2,779,220
		18,984,106
Spain - 1.5%
Construcciones y Auxiliar de
Ferrocarriles SA	185,775	8,725,264
Sweden - 4.8%
Bulten AB	44,546	550,784
Cloetta AB, B Shares	1,267,801	4,145,875
Duni AB	201,770	2,918,345
Granges AB	343,368	4,430,745
Tethys Oil AB	447,764	4,640,712
Thule Group AB (C)	488,450	12,128,477
		28,814,938
Switzerland - 3.2%
Bucher Industries AG	25,870	9,334,115
Logitech International SA (A)	131,940	5,363,361
Tecan Group AG	17,474	4,131,825
		18,829,301
Taiwan - 5.1%
Chicony Electronics Company, Ltd.	2,409,564	5,677,658

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Giant Manufacturing Company, Ltd.	1,232,746	$5,320,413
King Yuan Electronics Company, Ltd.	9,114,000	8,532,116
Merida Industry Company, Ltd.	872,000	3,719,366
Tripod Technology Corp.	2,551,000	7,215,413
		30,464,966
Thailand - 0.5%
LPN Development PCL	9,031,100	2,733,000
Turkey - 0.4%
Mavi Giyim Sanayi Ve Ticaret AS,
Class B (C)	211,255	2,274,160
United Kingdom - 5.7%
Bellway PLC	62,054	2,706,388
Bovis Homes Group PLC	195,414	3,271,500
Greggs PLC	476,661	6,682,695
Man Group PLC	3,980,597	9,596,185
Oxford Instruments PLC	567,631	6,935,978
SIG PLC	2,692,452	4,779,009
		33,971,755
TOTAL COMMON STOCKS (Cost $392,631,330)		$557,845,651

PREFERRED SECURITIES - 0.5%
Brazil - 0.5%
Alpargatas SA	767,700	2,718,270
TOTAL PREFERRED SECURITIES (Cost $1,848,416)		$2,718,270

EXCHANGE-TRADED FUNDS - 0.9%
iShares MSCI EAFE Small-Cap ETF
(A)	82,700	5,373,846
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,421,510)		$5,373,846

SECURITIES LENDING COLLATERAL - 6.2%
John Hancock Collateral Trust,
1.8769% (E)(F)	3,676,151	36,778,053
TOTAL SECURITIES LENDING COLLATERAL (Cost
$36,772,467)		$36,778,053

SHORT-TERM INVESTMENTS - 4.6%
U.S. Government Agency - 4.6%
Federal Home Loan Bank Discount Note
1.550%, 06/01/2018 *	$27,400,000	27,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $27,400,000)		$27,400,000
Total Investments (International Small Cap Fund)
(Cost $464,073,723) - 105.7%		$630,115,820
Other assets and liabilities, net - (5.7%)		(33,730,309)
TOTAL NET ASSETS - 100.0%		$596,385,511

Security Abbreviations and Legend

(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $35,243,876.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

International Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 93.9%
Australia - 4.5%
AGL Energy, Ltd.	54,857	$914,356
Alumina, Ltd.	207,911	419,002
Amcor, Ltd.	96,876	1,028,023
AMP, Ltd.	249,833	735,060
APA Group	99,948	655,496
Aristocrat Leisure, Ltd.	45,424	1,026,890
ASX, Ltd.	16,025	732,068
Aurizon Holdings, Ltd.	171,707	557,191
AusNet Services	147,765	181,057
Australia & New Zealand Banking
Group, Ltd. (A)	248,049	5,097,843
Bank of Queensland, Ltd.	33,006	251,987
Bendigo & Adelaide Bank, Ltd.	40,767	330,683
BHP Billiton PLC	181,407	4,171,048
BHP Billiton, Ltd.	271,006	6,737,809
BlueScope Steel, Ltd.	47,700	621,559
Boral, Ltd.	100,054	473,007
Brambles, Ltd.	132,960	905,454
Caltex Australia, Ltd.	21,871	485,045
Challenger, Ltd.	49,388	479,250
CIMIC Group, Ltd.	8,286	257,700
Coca-Cola Amatil, Ltd.	46,044	308,811
Cochlear, Ltd.	4,884	722,861
Commonwealth Bank of Australia (A)	147,949	7,736,606
Computershare, Ltd.	39,174	511,473
Crown Resorts, Ltd.	32,275	323,803
CSL, Ltd.	38,173	5,358,334
Dexus	86,686	646,651
Domino’s Pizza Enterprises, Ltd. (A)	5,203	193,280
Flight Centre Travel Group, Ltd.	4,730	219,966
Fortescue Metals Group, Ltd.	133,473	470,514
Goodman Group (A)	150,566	1,061,191
Harvey Norman Holdings, Ltd. (A)	47,455	128,846
Healthscope, Ltd.	147,946	262,368
Incitec Pivot, Ltd.	144,426	374,432
Insurance Australia Group, Ltd.	205,089	1,255,790
LendLease Group	47,313	669,567
Macquarie Group, Ltd.	27,318	2,353,854
Medibank Pvt., Ltd.	245,602	542,736
Mirvac Group	315,993	548,438
National Australia Bank, Ltd. (A)	226,732	4,570,419
Newcrest Mining, Ltd.	63,654	997,949
Oil Search, Ltd.	112,602	702,222
Orica, Ltd.	32,209	429,335
Origin Energy, Ltd. (B)	147,019	1,061,532
QBE Insurance Group, Ltd.	116,862	834,613
Ramsay Health Care, Ltd.	12,037	557,279
REA Group, Ltd.	4,371	282,523
Santos, Ltd. (B)	159,433	703,778
Scentre Group	449,412	1,419,261
SEEK, Ltd.	28,228	429,619
Sonic Healthcare, Ltd.	34,070	605,391
South32, Ltd.	436,134	1,222,804
Stockland	202,241	634,266
Suncorp Group, Ltd.	113,190	1,146,403
Sydney Airport	93,787	515,535
Tabcorp Holdings, Ltd.	163,082	537,537
Telstra Corp., Ltd.	348,515	736,401
The GPT Group	153,429	582,139
TPG Telecom, Ltd. (A)	31,224	131,268
Transurban Group	187,313	1,677,637
Treasury Wine Estates, Ltd.	60,362	754,075
Vicinity Centres	281,137	566,934
Wesfarmers, Ltd.	95,770	3,295,119
Westfield Corp.	165,584	1,108,255

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Australia (continued)
Westpac Banking Corp. (A)	286,546	$6,056,509
Woodside Petroleum, Ltd.	78,668	1,922,300
Woolworths Group, Ltd.	110,038	2,363,232
		85,594,384
Austria - 0.2%
ANDRITZ AG	6,480	323,238
Erste Group Bank AG (B)	26,640	1,103,258
OMV AG	13,014	745,700
Raiffeisen Bank International AG (B)	12,869	404,976
voestalpine AG	10,316	550,854
		3,128,026
Belgium - 0.7%
Ageas	18,519	936,881
Anheuser-Busch InBev SA	71,014	6,659,950
Colruyt SA	5,475	290,470
Groupe Bruxelles Lambert SA (A)	7,554	798,897
KBC Group NV	23,261	1,788,343
Proximus SADP	14,137	378,268
Solvay SA	6,986	936,362
Telenet Group Holding NV (B)	4,892	247,035
UCB SA (A)	11,857	932,044
Umicore SA	19,320	1,089,835
		14,058,085
Brazil - 0.9%
Ambev SA	357,900	1,889,183
Atacadao Distribuicao Comercio e
Industria Ltda	28,300	121,242
B3 SA - Brasil Bolsa Balcao	156,520	914,233
Banco Bradesco SA	76,206	532,879
Banco do Brasil SA	65,500	533,259
Banco Santander Brasil SA	31,900	288,922
BB Seguridade Participacoes SA	56,500	395,121
BR Malls Participacoes SA (B)	59,535	164,353
BRF SA (B)	32,600	187,389
CCR SA	88,500	244,766
Centrais Eletricas Brasileiras SA (B)	16,300	63,925
Cia de Saneamento Basico do Estado de
Sao Paulo	24,900	174,435
Cia Siderurgica Nacional SA (B)	45,100	93,156
Cielo SA	92,960	422,736
Cosan SA Industria e Comercio	11,400	118,587
EDP - Energias do Brasil SA	21,400	75,996
Embraer SA	51,400	309,629
Engie Brasil Energia SA	11,600	115,095
Equatorial Energia SA	14,100	229,933
Fibria Celulose SA	19,200	364,852
Hypera SA	25,200	190,374
JBS SA	60,000	143,830
Klabin SA	45,700	257,193
Kroton Educacional SA	107,700	312,064
Localiza Rent a Car SA	38,815	257,560
Lojas Renner SA	53,990	429,509
M Dias Branco SA	7,300	82,286
Multiplan Empreendimentos
Imobiliarios SA	5,900	92,871
Natura Cosmeticos SA	12,500	113,071
Odontoprev SA	18,600	69,739
Petroleo Brasileiro SA	224,400	1,333,347
Porto Seguro SA	9,500	108,284
Qualicorp SA	16,700	85,314
Raia Drogasil SA	17,800	297,484
Rumo SA (B)	84,000	311,245
Sul America SA	17,596	92,524
Suzano Papel e Celulose SA	33,800	390,411
TIM Participacoes SA	66,100	237,613
Transmissora Alianca de Energia
Eletrica SA	18,100	93,376
Ultrapar Participacoes SA	27,300	365,766
Vale SA	240,470	3,262,432
WEG SA	56,820	261,669
		16,027,653
Canada - 6.1%
Agnico Eagle Mines, Ltd.	19,889	892,597
Alimentation Couche-Tard, Inc., Class B	36,634	1,529,666
AltaGas, Ltd. (A)	15,363	301,549
ARC Resources, Ltd.	31,022	319,647
Atco, Ltd., Class I	7,611	231,335
Bank of Montreal	55,073	4,266,182
Barrick Gold Corp.	98,195	1,292,757
BCE, Inc.	14,313	596,209
BlackBerry, Ltd. (B)	43,318	512,827
Bombardier, Inc., Class B (B)	179,715	676,391
Brookfield Asset Management, Inc.,
Class A	71,557	2,853,781
CAE, Inc.	24,388	513,679
Cameco Corp.	34,128	352,967
Canadian Imperial Bank of Commerce	37,185	3,246,446
Canadian National Railway Company	63,143	5,271,656
Canadian Natural Resources, Ltd.	102,666	3,554,432
Canadian Pacific Railway, Ltd.	12,326	2,376,695
Canadian Tire Corp., Ltd., Class A	5,564	708,395
Canadian Utilities, Ltd., Class A	11,980	290,769
CCL Industries, Inc., Class B (A)	12,221	604,829
Cenovus Energy, Inc.	89,046	939,495
CGI Group, Inc., Class A (B)	21,979	1,351,185
CI Financial Corp.	25,451	493,474
Constellation Software, Inc.	1,718	1,353,120
Crescent Point Energy Corp.	47,418	381,802
Dollarama, Inc.	9,105	1,050,874
ECN Capital Corp.	6,400	17,819
Element Fleet Management Corp.	34,513	144,536
Emera, Inc.	6,045	188,819
Empire Company, Ltd., Class A (A)	14,574	280,555
Enbridge, Inc.	139,372	4,330,787
Encana Corp.	81,799	1,040,941
Fairfax Financial Holdings, Ltd.	2,441	1,370,582
Finning International, Inc.	15,061	374,608
First Capital Realty, Inc.	15,737	255,122
First Quantum Minerals, Ltd.	58,875	924,037
Fortis, Inc.	36,472	1,165,383
Franco-Nevada Corp.	15,626	1,101,870
George Weston, Ltd.	4,675	379,488
Gildan Activewear, Inc.	19,410	562,121
Goldcorp, Inc.	72,843	1,041,016
Great-West Lifeco, Inc. (A)	29,398	746,173
H&R Real Estate Investment Trust	14,798	230,655
Husky Energy, Inc.	31,238	450,766
Hydro One, Ltd. (C)	27,868	418,256
IGM Financial, Inc.	8,513	251,595
Imperial Oil, Ltd. (A)	25,255	826,251
Industrial Alliance Insurance & Financial
Services, Inc.	10,527	430,303
Intact Financial Corp.	13,095	990,255
Inter Pipeline, Ltd. (A)	33,126	625,679
Keyera Corp. (A)	17,828	499,805

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Canada (continued)
Kinross Gold Corp. (B)	106,757	$385,333
Linamar Corp. (A)	4,551	227,866
Loblaw Companies, Ltd.	18,782	971,258
Lundin Mining Corp.	56,996	357,379
Magna International, Inc.	29,212	1,873,119
Methanex Corp.	7,336	501,175
Metro, Inc.	20,937	690,795
National Bank of Canada (A)	29,427	1,407,576
Nutrien, Ltd.	54,427	2,754,092
Onex Corp.	7,314	524,999
Open Text Corp.	23,111	806,194
Pembina Pipeline Corp.	42,930	1,493,246
Power Corp. of Canada	34,339	800,078
Power Financial Corp.	25,337	631,373
PrairieSky Royalty, Ltd. (A)	18,609	383,633
Restaurant Brands International, Inc.	19,202	1,133,964
RioCan Real Estate Investment Trust	15,798	286,937
Rogers Communications, Inc., Class B	31,079	1,458,551
Royal Bank of Canada	122,889	9,288,232
Saputo, Inc.	18,522	643,685
Seven Generations Energy, Ltd.,
Class A (B)	20,740	268,408
Shaw Communications, Inc., Class B	37,371	752,262
Shopify, Inc., Class A (B)	7,323	1,086,251
SmartCentres Real Estate
Investment Trust	7,480	169,722
SNC-Lavalin Group, Inc.	15,638	682,157
Sun Life Financial, Inc.	53,621	2,216,219
Suncor Energy, Inc.	139,582	5,559,166
Teck Resources, Ltd., Class B	48,035	1,302,939
TELUS Corp. (A)	18,105	636,593
The Bank of Nova Scotia	101,376	6,117,275
The Toronto-Dominion Bank	155,895	9,101,690
Thomson Reuters Corp.	25,036	973,365
Tourmaline Oil Corp.	19,836	395,619
TransCanada Corp.	73,731	3,086,626
Turquoise Hill Resources, Ltd. (B)	91,010	256,198
Vermilion Energy, Inc. (A)	10,139	355,405
West Fraser Timber Company, Ltd.	5,967	433,650
Wheaton Precious Metals Corp. (A)	37,966	829,829
		115,453,040
Chile - 0.3%
AES Gener SA	298,744	77,551
Aguas Andinas SA, Class A	225,787	130,870
Antofagasta PLC	33,261	465,736
Banco de Chile	2,027,295	316,514
Banco de Credito e Inversiones SA	3,657	255,879
Banco Santander Chile	5,689,428	458,487
Cencosud SA	121,230	322,339
Cia Cervecerias Unidas SA	12,152	154,402
Colbun SA	652,817	146,057
Empresa Nacional de
Telecomunicaciones SA	12,218	130,275
Empresas CMPC SA	108,704	409,421
Empresas COPEC SA	32,674	503,589
Enel Americas SA	2,446,911	477,067
Enel Chile SA	2,468,485	267,113
Itau CorpBanca	13,094,664	133,718
Latam Airlines Group SA	25,974	314,036
SACI Falabella	61,736	578,022
		5,141,076
China - 8.2%
3SBio, Inc. (B)(C)	106,100	302,369
58.com, Inc., ADR (B)	9,700	787,834
AAC Technologies Holdings, Inc.	77,100	1,144,449
Agile Group Holdings, Ltd.	163,900	309,631
Agricultural Bank of China, Ltd.,
H Shares	2,755,200	1,414,371
Air China, Ltd., H Shares	193,300	222,899
Alibaba Group Holding, Ltd., ADR (B)	121,700	24,097,817
Aluminum Corp. of China, Ltd., H
Shares (A)(B)	412,600	216,574
Anhui Conch Cement Company, Ltd.,
H Shares	130,100	794,410
ANTA Sports Products, Ltd.	113,500	655,064
Autohome, Inc., ADR	5,600	631,232
AviChina Industry & Technology
Company, Ltd., H Shares	234,000	155,543
Baidu, Inc., ADR (B)	29,100	7,058,496
Bank of China, Ltd., H Shares	8,407,600	4,390,386
Bank of Communications
Company, Ltd., H Shares	922,900	727,890
Beijing Capital International Airport
Company, Ltd., H Shares	176,900	260,400
BYD Company, Ltd., H Shares (A)	67,500	435,448
BYD Electronic International
Company, Ltd.	74,900	118,210
CGN Power Company, Ltd., H
Shares (C)	1,107,900	313,816
China Cinda Asset Management
Company, Ltd., H Shares	931,200	336,011
China CITIC Bank Corp., Ltd., H Shares	941,000	636,013
China Communications
Construction Company, Ltd., H Shares	467,500	500,199
China Communications Services Corp.,
Ltd., H Shares	255,200	163,844
China Conch Venture Holdings, Ltd.	170,800	590,436
China Construction Bank Corp.,
H Shares	8,889,500	8,947,469
China Everbright Bank Company, Ltd.,
H Shares	265,000	131,495
China Evergrande Group (A)(B)	346,900	1,007,059
China Galaxy Securities Company, Ltd.,
H Shares	351,000	218,737
China Huarong Asset Management
Company, Ltd., H Shares (C)	1,059,600	355,137
China Huishan Dairy Holdings
Company, Ltd. (B)(D)	175,000	0
China Life Insurance Company, Ltd.,
H Shares	796,200	2,218,732
China Longyuan Power Group Corp.,
Ltd., H Shares	332,700	305,397
China Medical System Holdings, Ltd.	143,300	343,896
China Merchants Bank Company, Ltd.,
H Shares	411,200	1,680,325
China Minsheng Banking Corp., Ltd.,
H Shares	584,600	555,054
China Molybdenum Company, Ltd., H
Shares (A)	393,100	247,253
China National Building Material
Company, Ltd., H Shares	407,700	463,411
China Oilfield Services, Ltd., H Shares	187,700	194,854
China Pacific Insurance Group
Company, Ltd., H Shares	280,600	1,203,806
China Petroleum & Chemical Corp.,
H Shares	2,685,300	2,612,205

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
China (continued)
China Railway Construction Corp., Ltd.,
H Shares	208,500	$235,539
China Railway Group, Ltd., H Shares	420,600	338,245
China Resources Pharmaceutical
Group, Ltd. (C)	197,100	302,104
China Shenhua Energy Company, Ltd.,
H Shares	357,500	929,978
China Southern Airlines Company, Ltd.,
H Shares	194,800	191,584
China Telecom Corp., Ltd., H Shares	1,461,100	679,295
China Vanke Company, Ltd., H Shares	124,900	443,946
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	263,700	175,417
CIFI Holdings Group Company, Ltd.	360,000	277,167
CITIC Securities Company, Ltd.,
H Shares	240,200	601,336
CNOOC, Ltd.	1,889,500	3,188,048
Country Garden Holdings Company, Ltd.	562,300	1,092,703
CRRC Corp., Ltd., H Shares	437,500	389,055
CSPC Pharmaceutical Group, Ltd.	498,300	1,548,874
Ctrip.com International, Ltd., ADR (B)	41,300	1,862,217
Dongfeng Motor Group Company, Ltd.,
H Shares	285,300	324,985
ENN Energy Holdings, Ltd.	80,100	821,057
Fosun International, Ltd.	271,500	591,953
Fuyao Glass Industry Group
Company, Ltd., H Shares (C)	52,500	193,707
Geely Automobile Holdings, Ltd.	519,300	1,458,268
GF Securities Company, Ltd., H
Shares (B)	143,400	240,830
GOME Retail Holdings, Ltd. (A)	1,161,200	129,707
Great Wall Motor Company, Ltd.,
H Shares	325,400	317,319
Guangzhou Automobile Group
Company, Ltd., H Shares	222,200	375,812
Guangzhou R&F Properties
Company, Ltd., H Shares	101,600	236,527
Haitian International Holdings, Ltd.	67,400	191,280
Haitong Securities Company, Ltd.,
H Shares	340,900	424,859
Hengan International Group
Company, Ltd.	76,100	723,180
Huaneng Power International, Inc.,
H Shares	441,700	341,697
Huaneng Renewables Corp., Ltd.,
H Shares	499,700	213,570
Huatai Securities Company, Ltd., H
Shares (C)	172,300	337,782
Industrial & Commercial Bank of
China, Ltd., H Shares	7,794,800	6,438,333
JD.com, Inc., ADR (B)	69,100	2,430,938
Jiangsu Expressway Company, Ltd.,
H Shares	126,900	190,662
Jiangxi Copper Company, Ltd., H Shares	129,400	187,286
Kingsoft Corp., Ltd.	82,200	258,125
Lenovo Group, Ltd. (A)	756,000	399,199
Longfor Properties Company, Ltd.	155,400	462,750
Meitu, Inc. (B)(C)	138,200	145,663
Minth Group, Ltd.	112,600	515,274
Momo, Inc., ADR (B)	11,400	523,488
NetEase, Inc., ADR	8,400	1,917,888
New China Life Insurance
Company, Ltd., H Shares	88,900	400,939
New Oriental Education & Technology
Group, Inc., ADR	14,200	1,412,474
PetroChina Company, Ltd., H Shares	2,220,700	1,830,762
PICC Property & Casualty
Company, Ltd., H Shares	491,300	861,887
Ping An Insurance Group Company of
China, Ltd., H Shares	552,800	5,385,267
Semiconductor Manufacturing
International Corp. (A)(B)	309,800	402,680
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	208,000	178,529
Shanghai Electric Group Company, Ltd.,
H Shares (A)(B)	324,000	123,536
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	51,100	325,832
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	88,900	132,956
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	91,600	281,860
Shenzhou International Group
Holdings, Ltd.	79,400	924,074
Sihuan Pharmaceutical Holdings
Group, Ltd.	432,400	111,358
SINA Corp. (B)	6,000	544,920
Sino-Ocean Group Holding, Ltd.	318,000	213,532
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	369,700	272,205
Sinopharm Group Company, Ltd.,
H Shares	125,500	556,461
SOHO China, Ltd.	230,200	119,826
Sunac China Holdings, Ltd.	254,300	957,392
Sunny Optical Technology Group
Company, Ltd.	75,100	1,505,909
TAL Education Group, ADR (B)	33,700	1,430,902
Tencent Holdings, Ltd.	601,900	30,728,276
The People’s Insurance Company Group
of China, Ltd., H Shares	765,200	360,274
Tingyi Cayman Islands Holding Corp.	206,700	462,618
TravelSky Technology, Ltd., H Shares	97,500	283,284
Tsingtao Brewery Company, Ltd.,
H Shares	39,000	246,553
Vipshop Holdings, Ltd., ADR (B)	42,800	499,904
Want Want China Holdings, Ltd.	524,500	518,440
Weibo Corp., ADR (A)(B)	4,880	497,321
Weichai Power Company, Ltd., H Shares	205,000	273,151
Yangzijiang Shipbuilding Holdings, Ltd.	347,700	248,881
Yanzhou Coal Mining Company, Ltd.,
H Shares	194,700	278,511
Yum China Holdings, Inc.	40,484	1,591,021
YY, Inc., ADR (B)	4,600	536,038
Zhejiang Expressway Company, Ltd.,
H Shares	153,800	153,368
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	57,400	288,493
Zijin Mining Group Company, Ltd.,
H Shares	597,200	247,091
ZTE Corp., H Shares	67,300	163,033
		154,745,377
Colombia - 0.1%
Bancolombia SA	24,073	275,848
Cementos Argos SA	43,348	137,977
Ecopetrol SA	496,525	530,822

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Colombia (continued)
Grupo Argos SA	27,463	$184,521
Grupo de Inversiones Suramericana SA	23,400	300,520
Interconexion Electrica SA ESP	36,581	179,213
		1,608,901
Czech Republic - 0.0%
CEZ AS	10,858	271,492
Komercni banka AS	4,994	202,353
Moneta Money Bank AS (C)	28,114	98,274
O2 Czech Republic AS	3,215	40,737
		612,856
Denmark - 0.5%
A.P. Moller - Maersk A/S, Series A	143	200,675
A.P. Moller - Maersk A/S, Series B	272	405,556
Carlsberg A/S, Class B	4,289	476,325
Chr. Hansen Holding A/S	3,938	378,134
Coloplast A/S, B Shares	4,745	450,854
Danske Bank A/S	30,055	997,179
DSV A/S	7,619	632,699
Genmab A/S (B)	2,340	351,773
H Lundbeck A/S	2,755	194,297
ISS A/S	6,594	225,551
Novo Nordisk A/S, B Shares	75,409	3,584,074
Novozymes A/S, B Shares	9,110	464,678
Orsted A/S (C)	7,569	452,976
Pandora A/S	4,304	339,334
Tryg A/S	6,123	140,946
Vestas Wind Systems A/S	8,686	569,124
William Demant Holding A/S (B)	4,577	166,650
		10,030,825
Finland - 0.9%
Elisa OYJ	16,199	725,739
Fortum OYJ	51,139	1,200,434
Kone OYJ, Class B	39,311	1,944,848
Metso OYJ	12,935	447,655
Neste OYJ	14,736	1,204,221
Nokia OYJ	676,094	3,887,492
Nokian Renkaat OYJ	13,273	514,289
Orion OYJ, Class B	11,988	354,590
Sampo OYJ, A Shares	52,843	2,609,591
Stora Enso OYJ, R Shares	63,499	1,302,561
UPM-Kymmene OYJ	62,028	2,276,841
Wartsila OYJ ABP	50,991	1,079,120
		17,547,381
France - 7.7%
Accor SA	17,595	963,344
Aeroports de Paris	2,766	577,099
Air Liquide SA (A)	40,227	4,966,321
Airbus SE (A)	54,538	6,221,868
Alstom SA	14,504	686,155
Amundi SA (C)	5,641	412,334
Arkema SA	6,402	780,819
Atos SE	8,850	1,201,446
AXA SA	183,596	4,600,064
BioMerieux (A)	3,837	337,168
BNP Paribas SA (A)	105,527	6,556,977
Bollore SA (A)	81,631	402,199
Bouygues SA	20,236	934,422
Bureau Veritas SA	24,571	609,574
Capgemini SE	15,046	1,984,280
Carrefour SA	54,385	980,289
Casino Guichard Perrachon SA (A)	5,232	226,442
Cie de Saint-Gobain (A)	46,995	2,353,327
Cie Generale des Etablissements
Michelin SCA (A)	16,024	2,071,624
CNP Assurances	18,080	423,385
Credit Agricole SA (A)	106,855	1,469,389
Danone SA (A)	56,675	4,339,969
Dassault Aviation SA	230	444,207
Dassault Systemes SE (A)	12,089	1,697,084
Edenred (A)	20,910	670,576
Eiffage SA	6,842	770,679
Electricite de France SA (A)	54,267	720,222
Engie SA (A)	171,484	2,705,115
Essilor International Cie Generale
d’Optique SA (A)	19,458	2,662,830
Eurazeo SA	4,167	325,974
Eutelsat Communications SA	16,306	313,566
Faurecia SA (A)	7,121	604,107
Fonciere Des Regions	3,068	319,812
Gecina SA	4,545	785,768
Getlink	43,444	588,362
Hermes International	2,966	2,111,009
ICADE	3,054	283,665
Iliad SA (A)	2,474	418,697
Imerys SA	3,329	283,751
Ingenico Group SA (A)	5,546	444,135
Ipsen SA	3,524	559,218
JCDecaux SA (A)	7,015	219,135
Kering SA	7,115	4,083,384
Klepierre SA	20,653	804,495
Lagardere SCA	10,900	294,787
Legrand SA (A)	24,871	1,875,512
L’Oreal SA (A)	23,656	5,697,255
LVMH Moet Hennessy Louis Vuitton SE	26,185	9,117,532
Natixis SA	88,250	638,697
Orange SA (A)	186,940	3,217,366
Pernod Ricard SA	19,893	3,337,302
Peugeot SA	55,246	1,291,943
Publicis Groupe SA (A)	19,457	1,358,020
Remy Cointreau SA	2,075	306,900
Renault SA	18,069	1,752,139
Rexel SA	28,542	419,883
Safran SA	31,341	3,738,211
Sanofi	106,783	8,185,287
Schneider Electric SE	53,241	4,602,389
SCOR SE	17,088	629,545
SEB SA	2,109	381,020
Societe BIC SA (A)	2,653	257,840
Societe Generale SA (A)	72,090	3,111,570
Sodexo SA	8,470	823,562
Suez (A)	34,425	472,434
Teleperformance	5,402	854,219
Thales SA	9,883	1,256,893
TOTAL SA (A)	225,355	13,700,130
Ubisoft Entertainment SA (B)	7,314	794,653
Unibail-Rodamco SE (A)	9,374	2,110,533
Valeo SA	22,428	1,424,894
Veolia Environnement SA (A)	44,749	1,015,209
Vinci SA	47,632	4,684,722
Vivendi SA (A)	97,187	2,457,242
Wendel SA (A)	2,550	336,551
		145,058,526
Germany - 2.7%
1&1 Drillisch AG	1,965	135,647
adidas AG	7,266	1,648,193

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Allianz SE	17,469	$3,599,158
Axel Springer SE	1,760	127,894
BASF SE	35,489	3,503,991
Bayer AG	31,880	3,804,978
Bayerische Motoren Werke AG	12,832	1,282,219
Beiersdorf AG	3,790	434,465
Brenntag AG	5,806	334,373
Commerzbank AG (B)	40,590	414,657
Continental AG	4,259	1,078,551
Covestro AG (C)	7,380	672,334
Daimler AG	37,160	2,684,432
Deutsche Bank AG	80,479	860,619
Deutsche Boerse AG	7,486	999,969
Deutsche Lufthansa AG	9,155	248,455
Deutsche Post AG	37,586	1,425,512
Deutsche Telekom AG	128,456	1,989,931
Deutsche Wohnen SE	13,327	624,755
E.ON SE	85,600	906,776
Evonik Industries AG	6,269	219,927
Fraport AG Frankfurt Airport
Services Worldwide	1,547	144,741
Fresenius Medical Care AG &
Company KGaA	8,396	838,331
Fresenius SE & Company KGaA	16,110	1,236,997
GEA Group AG	6,938	255,036
Hannover Rueck SE	2,634	332,377
HeidelbergCement AG	5,659	499,962
Henkel AG & Company KGaA	3,921	442,111
HOCHTIEF AG	712	130,479
HUGO BOSS AG	2,385	214,006
Infineon Technologies AG	43,977	1,208,654
Innogy SE (C)	5,230	220,532
K+S AG	7,311	195,413
KION Group AG	2,678	217,489
LANXESS AG	3,489	275,874
Linde AG	7,754	1,604,043
MAN SE	1,228	133,589
Merck KGaA	4,951	503,982
METRO AG	6,799	91,433
MTU Aero Engines AG	1,958	369,290
Muenchener
Rueckversicherungs-Gesellschaft AG	6,229	1,280,430
OSRAM Licht AG	3,776	222,736
ProSiebenSat.1 Media SE	8,849	260,172
Puma SE	317	192,004
RWE AG	19,744	447,826
SAP SE	37,848	4,263,448
Siemens AG	29,521	3,847,431
Siemens Healthineers AG (B)(C)	5,711	227,031
Symrise AG	4,656	377,899
Telefonica Deutschland Holding AG	27,221	115,010
thyssenkrupp AG	16,508	435,547
TUI AG	37,582	871,954
Uniper SE	7,568	239,558
United Internet AG	4,588	292,243
Volkswagen AG	1,229	227,610
Vonovia SE	18,740	883,263
Wirecard AG	4,459	685,920
Zalando SE (B)(C)	4,199	223,611
		51,004,868
Hong Kong - 5.3%
AIA Group, Ltd.	1,821,600	16,626,657
Alibaba Health Information
Technology, Ltd. (B)	345,100	315,178
Alibaba Pictures Group, Ltd. (A)(B)	1,325,600	171,651
ASM Pacific Technology, Ltd.	45,700	596,171
Beijing Enterprises Holdings, Ltd.	53,000	291,451
Beijing Enterprises Water
Group, Ltd. (A)(B)	582,500	349,171
BOC Hong Kong Holdings, Ltd.	557,500	2,790,657
Brilliance China Automotive
Holdings, Ltd.	317,500	590,178
China Everbright International, Ltd. (A)	258,200	384,534
China Everbright, Ltd.	97,100	212,453
China Gas Holdings, Ltd.	182,800	753,395
China Jinmao Holdings Group, Ltd.	548,900	310,097
China Mengniu Dairy Company, Ltd. (B)	289,900	1,047,225
China Merchants Port Holdings
Company, Ltd.	138,300	313,958
China Mobile, Ltd.	649,400	5,813,685
China Overseas Land & Investment, Ltd.	409,500	1,360,679
China Resources Beer Holdings
Company, Ltd.	171,200	827,963
China Resources Gas Group, Ltd.	93,100	352,180
China Resources Land, Ltd.	291,700	1,066,222
China Resources Power Holdings
Company, Ltd.	201,100	410,657
China State Construction International
Holdings, Ltd.	215,500	265,496
China Taiping Insurance Holdings
Company, Ltd.	172,400	613,495
China Unicom Hong Kong, Ltd.	643,300	873,234
CITIC, Ltd.	612,600	907,460
CK Asset Holdings, Ltd.	390,500	3,245,924
CK Hutchison Holdings, Ltd.	407,000	4,582,917
CK Infrastructure Holdings, Ltd.	101,000	760,506
CLP Holdings, Ltd.	247,000	2,593,405
COSCO SHIPPING Ports, Ltd.	175,700	168,875
Far East Horizon, Ltd.	226,800	239,787
First Pacific Company, Ltd.	322,000	161,857
Fullshare Holdings, Ltd. (A)(B)	725,800	342,320
Galaxy Entertainment Group, Ltd.	357,000	3,128,714
GCL-Poly Energy Holdings, Ltd. (B)	1,365,300	148,604
Guangdong Investment, Ltd.	306,900	515,157
Haier Electronics Group Company, Ltd.	132,700	475,724
Hang Lung Group, Ltd.	132,000	408,050
Hang Lung Properties, Ltd.	302,000	683,827
Hang Seng Bank, Ltd.	115,000	2,867,189
Henderson Land Development
Company, Ltd.	182,100	1,193,627
HK Electric Investments & HK Electric
Investments, Ltd. (A)(C)	393,000	379,649
HKT Trust & HKT, Ltd.	575,000	721,148
Hong Kong & China Gas Company, Ltd.	1,262,600	2,723,061
Hong Kong Exchanges & Clearing, Ltd.	177,500	5,709,554
Hongkong Land Holdings, Ltd.	178,300	1,292,649
Hysan Development Company, Ltd.	93,000	536,529
Jardine Matheson Holdings, Ltd.	32,900	2,045,514
Jardine Strategic Holdings, Ltd.	33,100	1,182,966
Kerry Properties, Ltd.	97,000	517,304
Kingboard Chemical Holdings, Ltd.	67,700	267,833
Kingston Financial Group, Ltd.	621,000	217,091
Kunlun Energy Company, Ltd.	334,900	303,493
Lee & Man Paper Manufacturing, Ltd.	166,500	194,116
Li & Fung, Ltd.	884,000	341,878
Link REIT	331,500	2,920,736

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Melco Resorts &
Entertainment, Ltd., ADR	36,800	$1,201,888
MTR Corp., Ltd.	227,500	1,278,472
New World Development Company, Ltd.	893,000	1,363,716
Nine Dragons Paper Holdings, Ltd.	171,900	271,542
NWS Holdings, Ltd.	232,000	430,586
PCCW, Ltd.	625,000	367,415
Power Assets Holdings, Ltd.	209,500	1,455,142
Shanghai Industrial Holdings, Ltd.	52,900	140,206
Shangri-La Asia, Ltd.	189,000	376,243
Shimao Property Holdings, Ltd.	124,900	366,309
Sino Biopharmaceutical, Ltd.	468,600	1,180,424
Sino Land Company, Ltd.	481,000	828,885
SJM Holdings, Ltd.	300,000	428,491
Sun Art Retail Group, Ltd.	250,200	293,645
Sun Hung Kai Properties, Ltd.	218,000	3,506,716
Swire Pacific, Ltd., Class A	74,000	760,764
Swire Properties, Ltd.	174,400	682,893
Techtronic Industries Company, Ltd.	205,500	1,222,499
The Bank of East Asia, Ltd.	184,400	763,381
The Wharf Holdings, Ltd.	181,000	582,266
WH Group, Ltd. (C)	1,331,500	1,364,154
Wharf Real Estate Investment
Company, Ltd.	183,000	1,407,122
Wheelock & Company, Ltd.	122,000	916,273
Yue Yuen Industrial Holdings, Ltd.	109,500	337,730
		99,640,613
Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	38,028	358,905
OTP Bank PLC	24,604	881,705
Richter Gedeon Nyrt	14,397	282,017
		1,522,627
Indonesia - 0.5%
Adaro Energy Tbk PT	1,166,600	157,996
AKR Corporindo Tbk PT	152,100	53,747
Astra International Tbk PT	1,652,200	817,321
Bank Central Asia Tbk PT	805,500	1,311,784
Bank Danamon Indonesia Tbk PT	273,800	114,734
Bank Mandiri Persero Tbk PT	1,526,300	770,579
Bank Negara Indonesia Persero Tbk PT	611,100	371,597
Bank Rakyat Indonesia Persero Tbk PT	4,544,600	1,003,857
Bank Tabungan Negara Persero Tbk PT	348,900	76,407
Bumi Serpong Damai Tbk PT	643,200	78,697
Charoen Pokphand Indonesia Tbk PT	607,400	160,431
Gudang Garam Tbk PT	39,600	194,777
Hanjaya Mandala Sampoerna Tbk PT	760,900	206,700
Indocement Tunggal Prakarsa Tbk PT	152,200	191,995
Indofood CBP Sukses Makmur Tbk PT	191,100	118,960
Indofood Sukses Makmur Tbk PT	362,700	184,126
Jasa Marga Persero Tbk PT	181,100	57,981
Kalbe Farma Tbk PT	1,694,900	166,846
Matahari Department Store Tbk PT	201,500	132,159
Pakuwon Jati Tbk PT	1,712,600	68,901
Perusahaan Gas Negara Persero Tbk PT	884,800	131,533
Semen Indonesia Persero Tbk PT	245,800	148,150
Surya Citra Media Tbk PT	473,500	83,353
Telekomunikasi Indonesia Persero
Tbk PT	4,128,800	1,036,122
Tower Bersama Infrastructure Tbk PT	162,300	59,360
Unilever Indonesia Tbk PT	124,700	407,935
United Tractors Tbk PT	136,200	343,214
Waskita Karya Persero Tbk PT	381,700	63,477
XL Axiata Tbk PT (B)	270,700	40,749
		8,553,488
Ireland - 0.5%
AerCap Holdings NV (B)	7,900	436,949
AIB Group PLC	38,147	207,934
Bank of Ireland Group PLC	44,509	367,305
CRH PLC	40,728	1,502,768
DCC PLC	7,570	725,056
James Hardie Industries PLC	37,517	626,638
Kerry Group PLC, Class A	7,673	808,219
Paddy Power Betfair PLC	3,917	476,716
Ryanair Holdings PLC, ADR (B)	1,239	143,612
Shire PLC	78,121	4,265,249
		9,560,446
Isle of Man - 0.0%
GVC Holdings PLC	46,519	627,968
Israel - 0.1%
Azrieli Group, Ltd.	1,281	62,380
Bank Hapoalim BM	39,158	270,194
Bank Leumi Le-Israel BM	53,284	332,111
Bezeq The Israeli Telecommunication
Corp., Ltd.	70,883	86,649
Check Point Software
Technologies, Ltd. (B)	4,600	447,856
Elbit Systems, Ltd.	750	89,909
Frutarom Industries, Ltd.	1,449	141,628
Israel Chemicals, Ltd.	27,131	125,604
Mizrahi Tefahot Bank, Ltd.	5,077	96,958
Nice, Ltd. (B)	2,206	232,788
Teva Pharmaceutical Industries, Ltd.	16,734	360,767
Teva Pharmaceutical
Industries, Ltd., ADR	16,000	344,000
		2,590,844
Italy - 1.4%
Assicurazioni Generali SpA	119,740	2,043,798
Atlantia SpA	42,623	1,235,627
Davide Campari-Milano SpA	53,816	401,800
Enel SpA	766,197	4,210,866
Eni SpA	239,003	4,337,198
Ferrari NV	11,524	1,506,452
Intesa Sanpaolo SpA	1,272,516	3,755,352
Leonardo SpA (A)	37,916	386,276
Luxottica Group SpA	15,896	989,864
Mediobanca Banca di Credito
Finanziario SpA	57,689	544,282
Poste Italiane SpA (C)	53,106	454,835
Prysmian SpA	19,233	538,164
Recordati SpA	9,735	360,199
Snam SpA	210,814	862,765
Telecom Italia SpA (B)	1,075,769	865,698
Telecom Italia SpA	566,662	397,104
Terna Rete Elettrica Nazionale SpA	130,220	689,449
UniCredit SpA	188,679	3,129,957
UnipolSai Assicurazioni SpA	106,803	235,010
		26,944,696
Japan - 23.3%
ABC-Mart, Inc.	4,100	251,618
Acom Company, Ltd.	48,400	202,506
Aeon Company, Ltd.	75,100	1,486,072
AEON Financial Service Company, Ltd.	13,400	311,643
Aeon Mall Company, Ltd.	13,600	261,766
Air Water, Inc.	18,400	356,777

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Aisin Seiki Company, Ltd.	21,800	$1,093,515
Ajinomoto Company, Inc.	66,000	1,257,657
Alfresa Holdings Corp.	23,400	589,706
Alps Electric Company, Ltd.	24,500	577,045
Amada Holdings Company, Ltd.	42,300	457,501
ANA Holdings, Inc.	14,500	582,199
Aozora Bank, Ltd.	14,100	556,603
Asahi Glass Company, Ltd.	24,700	1,007,695
Asahi Group Holdings, Ltd.	47,400	2,471,760
Asahi Kasei Corp.	154,900	2,117,773
Asics Corp.	19,200	318,690
Astellas Pharma, Inc.	253,700	3,928,725
Bandai Namco Holdings, Inc.	24,600	1,044,197
Benesse Holdings, Inc.	8,800	318,927
Bridgestone Corp.	79,800	3,193,695
Brother Industries, Ltd.	28,600	595,818
Calbee, Inc.	10,000	363,764
Canon, Inc.	131,000	4,467,032
Casio Computer Company, Ltd. (A)	24,300	370,581
Central Japan Railway Company	17,700	3,651,178
Chubu Electric Power Company, Inc.	79,500	1,229,938
Chugai Pharmaceutical Company, Ltd.	27,400	1,541,336
Coca-Cola Bottlers Japan Holdings, Inc.	15,300	642,601
Concordia Financial Group, Ltd.	150,600	844,752
Credit Saison Company, Ltd.	19,700	325,485
CYBERDYNE, Inc. (B)	12,100	154,560
Dai Nippon Printing Company, Ltd.	31,900	683,834
Daicel Corp.	34,700	391,032
Daifuku Company, Ltd.	12,200	627,928
Dai-ichi Life Holdings, Inc.	133,500	2,480,223
Daiichi Sankyo Company, Ltd.	69,500	2,224,242
Daikin Industries, Ltd.	30,600	3,521,288
Daito Trust Construction Company, Ltd.	8,500	1,385,415
Daiwa House Industry Company, Ltd.	69,500	2,510,423
Daiwa House REIT Investment Corp.	210	494,595
Daiwa Securities Group, Inc.	197,000	1,139,031
DeNA Company, Ltd.	12,700	243,624
Denso Corp.	58,500	2,836,108
Dentsu, Inc.	26,700	1,272,213
Disco Corp.	3,500	656,602
Don Quijote Holdings Company, Ltd.	14,600	775,643
East Japan Railway Company	40,200	3,967,944
Eisai Company, Ltd.	32,700	2,359,842
Electric Power Development
Company, Ltd.	18,300	484,864
FamilyMart UNY Holdings
Company, Ltd.	10,000	1,035,936
FANUC Corp.	23,800	5,034,901
Fast Retailing Company, Ltd.	6,500	2,833,945
Fuji Electric Company, Ltd.	70,000	496,180
FUJIFILM Holdings Corp.	50,400	1,928,619
Fujitsu, Ltd.	240,000	1,463,414
Fukuoka Financial Group, Inc.	94,000	500,957
Hakuhodo DY Holdings, Inc.	27,800	420,738
Hamamatsu Photonics KK	17,500	757,287
Hankyu Hanshin Holdings, Inc.	29,300	1,205,320
Hikari Tsushin, Inc.	2,600	460,362
Hino Motors, Ltd.	30,800	343,685
Hirose Electric Company, Ltd.	3,900	506,202
Hisamitsu Pharmaceutical Company, Inc.	7,600	629,700
Hitachi Chemical Company, Ltd.	12,500	268,102
Hitachi Construction Machinery
Company, Ltd.	13,500	494,595
Hitachi High-Technologies Corp.	8,600	390,369
Hitachi Metals, Ltd.	25,300	276,745
Hitachi, Ltd.	593,000	4,317,495
Honda Motor Company, Ltd.	211,300	6,705,634
Hoshizaki Corp.	6,500	651,857
Hoya Corp.	47,300	2,801,207
Hulic Company, Ltd.	37,200	380,531
Idemitsu Kosan Company, Ltd.	16,600	554,065
IHI Corp.	18,800	703,549
Iida Group Holdings Company, Ltd.	17,700	336,692
Inpex Corp.	115,200	1,276,466
Isetan Mitsukoshi Holdings, Ltd.	41,300	508,337
Isuzu Motors, Ltd.	68,100	909,011
ITOCHU Corp.	183,900	3,441,097
J Front Retailing Company, Ltd.	29,100	456,639
Japan Airlines Company, Ltd.	14,500	560,721
Japan Airport Terminal Company, Ltd.	5,700	262,050
Japan Exchange Group, Inc.	63,400	1,200,175
Japan Post Bank Company, Ltd.	49,600	618,783
Japan Post Holdings Company, Ltd.	197,400	2,257,746
Japan Prime Realty Investment Corp.	100	363,012
Japan Real Estate Investment Corp.	160	838,473
Japan Retail Fund Investment Corp.	324	587,565
Japan Tobacco, Inc.	135,000	3,637,233
JFE Holdings, Inc.	63,700	1,310,705
JGC Corp.	25,100	521,675
JSR Corp.	24,100	468,267
JTEKT Corp.	28,000	405,879
JXTG Holdings, Inc.	377,900	2,427,702
Kajima Corp.	111,000	903,171
Kakaku.com, Inc.	16,600	359,598
Kamigumi Company, Ltd.	13,900	302,858
Kaneka Corp.	34,000	348,980
Kansai Paint Company, Ltd.	25,200	538,993
Kao Corp.	60,800	4,696,178
Kawasaki Heavy Industries, Ltd.	18,200	549,552
KDDI Corp.	222,300	5,996,203
Keihan Holdings Company, Ltd.	11,700	395,295
Keikyu Corp.	28,000	470,626
Keio Corp.	14,200	658,077
Keisei Electric Railway Company, Ltd.	16,500	558,344
Keyence Corp.	11,900	7,268,582
Kikkoman Corp.	18,100	850,917
Kintetsu Group Holdings Company, Ltd.	22,100	923,103
Kirin Holdings Company, Ltd.	106,600	3,019,812
Kobe Steel, Ltd.	37,000	369,214
Koito Manufacturing Company, Ltd.	13,600	996,220
Komatsu, Ltd.	113,400	3,699,972
Konami Holdings Corp.	11,600	543,410
Konica Minolta, Inc.	57,500	523,065
Kose Corp.	3,700	800,970
Kubota Corp.	129,300	2,170,892
Kuraray Company, Ltd.	43,900	670,087
Kurita Water Industries, Ltd.	12,100	346,266
Kyocera Corp.	39,400	2,325,131
Kyowa Hakko Kirin Company, Ltd.	32,000	652,128
Kyushu Electric Power Company, Inc.	52,600	621,319
Kyushu Financial Group, Inc.	41,600	198,507
Kyushu Railway Company	19,500	619,499
Lawson, Inc.	6,000	390,304
LINE Corp. (B)	5,500	200,287
Lion Corp.	26,900	490,223
LIXIL Group Corp.	32,600	717,908
M3, Inc.	25,600	1,065,698
Mabuchi Motor Company, Ltd.	5,800	267,890

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Makita Corp.	27,600	$1,226,487
Marubeni Corp.	202,200	1,568,548
Marui Group Company, Ltd.	23,800	481,556
Maruichi Steel Tube, Ltd.	6,600	217,778
Mazda Motor Corp.	70,100	879,275
McDonald’s Holdings Company
Japan, Ltd.	8,100	407,280
Mebuki Financial Group, Inc.	124,600	451,613
Medipal Holdings Corp.	21,400	491,876
MEIJI Holdings Company, Ltd.	14,900	1,265,357
MINEBEA MITSUMI, Inc.	47,500	896,401
MISUMI Group, Inc.	34,800	1,002,448
Mitsubishi Chemical Holdings Corp.	175,600	1,617,149
Mitsubishi Corp.	185,400	5,138,639
Mitsubishi Electric Corp.	237,200	3,361,543
Mitsubishi Estate Company, Ltd.	153,400	2,775,649
Mitsubishi Gas Chemical Company, Inc.	21,600	548,602
Mitsubishi Heavy Industries, Ltd.	39,100	1,474,956
Mitsubishi Materials Corp.	13,900	384,615
Mitsubishi Motors Corp.	82,500	621,672
Mitsubishi Tanabe Pharma Corp.	27,500	491,134
Mitsubishi UFJ Financial Group, Inc.	1,463,000	8,819,290
Mitsubishi UFJ Lease & Finance
Company, Ltd.	56,200	334,476
Mitsui & Company, Ltd.	209,700	3,679,950
Mitsui Chemicals, Inc.	22,800	656,827
Mitsui Fudosan Company, Ltd.	109,500	2,738,013
Mitsui OSK Lines, Ltd.	14,300	376,591
Mixi, Inc.	5,300	165,653
Mizuho Financial Group, Inc.	2,957,800	5,146,090
MS&AD Insurance Group Holdings, Inc.	59,100	1,875,085
Murata Manufacturing Company, Ltd.	23,500	3,478,290
Nabtesco Corp.	13,600	441,568
Nagoya Railroad Company, Ltd.	22,000	564,576
NEC Corp.	32,100	902,388
Nexon Company, Ltd. (B)	48,400	798,489
NGK Insulators, Ltd.	31,800	577,663
NGK Spark Plug Company, Ltd.	19,300	526,174
NH Foods, Ltd.	11,100	455,567
Nidec Corp.	29,300	4,523,751
Nikon Corp.	41,400	669,524
Nintendo Company, Ltd.	13,900	5,689,771
Nippon Building Fund, Inc.	164	918,208
Nippon Electric Glass Company, Ltd.	10,600	286,440
Nippon Express Company, Ltd.	9,700	726,988
Nippon Paint Holdings
Company, Ltd. (A)	20,000	833,378
Nippon Prologis REIT, Inc.	205	427,244
Nippon Steel & Sumitomo Metal Corp.	93,200	1,945,527
Nippon Telegraph & Telephone Corp.	84,900	3,966,265
Nippon Yusen KK	20,100	407,893
Nissan Chemical Industries, Ltd.	14,800	692,949
Nissan Motor Company, Ltd.	284,900	2,825,668
Nisshin Seifun Group, Inc.	24,200	509,596
Nissin Foods Holdings Company, Ltd.	7,200	534,523
Nitori Holdings Company, Ltd.	9,800	1,680,976
Nitto Denko Corp.	20,400	1,595,216
NOK Corp.	11,600	217,064
Nomura Holdings, Inc.	446,000	2,298,925
Nomura Real Estate Holdings, Inc.	15,600	364,329
Nomura Real Estate Master Fund, Inc.	460	644,142
Nomura Research Institute, Ltd.	16,200	811,975
NSK, Ltd.	46,800	529,520
NTT Data Corp.	77,300	863,241
NTT DOCOMO, Inc.	167,300	4,314,983
Obayashi Corp.	80,300	807,905
Obic Company, Ltd.	7,900	679,977
Odakyu Electric Railway Company, Ltd.	36,100	779,203
Oji Holdings Corp.	106,000	693,825
Olympus Corp.	35,500	1,254,388
Omron Corp.	23,800	1,243,942
Ono Pharmaceutical Company, Ltd.	50,300	1,242,529
Oracle Corp. Japan	4,700	356,662
Oriental Land Company, Ltd.	26,800	2,738,328
ORIX Corp.	162,700	2,717,788
Osaka Gas Company, Ltd.	46,000	1,001,573
Otsuka Corp.	12,700	523,507
Otsuka Holdings Company, Ltd.	47,800	2,372,307
Panasonic Corp.	271,000	3,674,621
Park24 Company, Ltd.	13,600	366,620
Persol Holdings Company, Ltd.	21,400	457,082
Pola Orbis Holdings, Inc.	11,400	562,103
Rakuten, Inc.	115,100	771,238
Recruit Holdings Company, Ltd.	135,200	3,746,625
Renesas Electronics Corp. (B)	103,000	1,018,739
Resona Holdings, Inc.	269,500	1,497,223
Ricoh Company, Ltd.	86,800	783,357
Rinnai Corp.	4,100	390,519
Rohm Company, Ltd.	11,500	1,058,962
Ryohin Keikaku Company, Ltd.	2,900	982,668
Sankyo Company, Ltd.	5,100	201,776
Santen Pharmaceutical Company, Ltd.	44,600	773,337
SBI Holdings, Inc.	24,600	667,719
Secom Company, Ltd.	25,600	1,903,494
Sega Sammy Holdings, Inc.	21,600	380,607
Seibu Holdings, Inc.	27,400	449,521
Seiko Epson Corp.	34,600	604,450
Sekisui Chemical Company, Ltd.	49,500	810,789
Sekisui House, Ltd.	72,700	1,292,199
Seven & i Holdings Company, Ltd.	92,400	4,086,927
Seven Bank, Ltd.	70,500	222,134
Sharp Corp. (A)	18,100	479,363
Shimadzu Corp.	31,100	854,974
Shimamura Company, Ltd.	2,800	285,694
Shimano, Inc.	9,100	1,282,466
Shimizu Corp.	68,300	665,852
Shin-Etsu Chemical Company, Ltd.	47,700	4,743,259
Shinsei Bank, Ltd.	19,700	310,382
Shionogi & Company, Ltd.	36,200	1,892,958
Shiseido Company, Ltd.	46,600	3,681,145
Showa Shell Sekiyu KK	23,100	306,097
SMC Corp.	7,000	2,641,485
SoftBank Group Corp.	101,300	7,188,263
Sohgo Security Services Company, Ltd.	8,500	387,697
Sompo Holdings, Inc.	43,900	1,901,188
Sony Corp.	155,300	7,326,883
Sony Financial Holdings, Inc.	22,800	417,432
Stanley Electric Company, Ltd.	17,200	583,748
Start Today Company, Ltd.	22,900	791,981
Subaru Corp.	75,400	2,299,396
SUMCO Corp.	29,000	700,155
Sumitomo Chemical Company, Ltd.	195,000	1,173,832
Sumitomo Corp.	145,800	2,437,040
Sumitomo Dainippon Pharma
Company, Ltd.	19,200	397,529
Sumitomo Electric Industries, Ltd.	92,100	1,385,241
Sumitomo Heavy Industries, Ltd.	14,100	495,840
Sumitomo Metal Mining Company, Ltd.	30,500	1,158,852

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	164,900	$6,798,386
Sumitomo Mitsui Trust Holdings, Inc.	40,600	1,689,492
Sumitomo Realty & Development
Company, Ltd.	44,000	1,655,850
Sumitomo Rubber Industries, Ltd.	21,200	354,483
Sundrug Company, Ltd.	9,000	408,113
Suntory Beverage & Food, Ltd.	17,100	757,818
Suruga Bank, Ltd.	21,700	249,260
Suzuken Company, Ltd.	8,900	397,786
Suzuki Motor Corp.	42,100	2,412,485
Sysmex Corp.	19,100	1,714,366
T&D Holdings, Inc.	65,900	1,035,674
Taiheiyo Cement Corp.	14,600	537,629
Taisei Corp.	24,700	1,353,293
Taisho Pharmaceutical Holdings
Company, Ltd.	3,700	392,021
Taiyo Nippon Sanso Corp.	16,000	236,373
Takashimaya Company, Ltd.	37,000	308,233
Takeda Pharmaceutical Company, Ltd.	87,300	3,548,921
TDK Corp.	16,000	1,429,730
Teijin, Ltd.	23,300	450,299
Terumo Corp.	39,600	2,343,305
The Bank of Kyoto, Ltd.	7,300	380,711
The Chiba Bank, Ltd.	85,600	657,733
The Chugoku Electric Power
Company, Inc.	34,000	443,745
The Hachijuni Bank, Ltd.	47,500	210,018
The Kansai Electric Power
Company, Inc.	87,000	1,250,154
The Shizuoka Bank, Ltd.	63,400	609,660
The Yokohama Rubber Company, Ltd.	14,800	320,799
THK Company, Ltd.	14,600	514,920
Tobu Railway Company, Ltd.	23,700	732,676
Toho Company, Ltd.	13,600	470,544
Toho Gas Company, Ltd.	8,700	274,047
Tohoku Electric Power Company, Inc.	55,800	711,376
Tokio Marine Holdings, Inc.	83,300	3,995,405
Tokyo Electric Power Company
Holdings, Inc. (B)	179,000	848,160
Tokyo Electron, Ltd.	19,300	3,601,594
Tokyo Gas Company, Ltd.	47,200	1,283,495
Tokyo Tatemono Company, Ltd.	25,700	355,004
Tokyu Corp.	65,400	1,159,679
Tokyu Fudosan Holdings Corp.	61,700	454,284
Toppan Printing Company, Ltd.	65,000	528,493
Toray Industries, Inc.	181,700	1,482,752
Toshiba Corp. (B)	799,000	2,241,924
Tosoh Corp.	36,300	633,379
TOTO, Ltd.	17,500	912,397
Toyo Seikan Group Holdings, Ltd.	19,400	324,500
Toyo Suisan Kaisha, Ltd.	10,800	384,256
Toyoda Gosei Company, Ltd.	7,900	207,212
Toyota Industries Corp.	19,800	1,152,148
Toyota Motor Corp.	320,200	20,309,368
Toyota Tsusho Corp.	26,300	903,649
Trend Micro, Inc.	14,700	831,077
Tsuruha Holdings, Inc.	4,500	667,413
Unicharm Corp.	49,200	1,522,344
United Urban Investment Corp.	371	568,248
USS Company, Ltd.	27,200	513,022
West Japan Railway Company	20,300	1,456,098
Yahoo Japan Corp. (A)	171,700	622,294
Yakult Honsha Company, Ltd.	13,700	898,825
Yamada Denki Company, Ltd. (A)	77,300	399,326
Yamaguchi Financial Group, Inc.	24,000	288,763
Yamaha Corp.	20,600	1,071,329
Yamaha Motor Company, Ltd.	34,500	994,555
Yamato Holdings Company, Ltd.	42,400	1,214,074
Yamazaki Baking Company, Ltd.	16,200	350,075
Yaskawa Electric Corp. (A)	31,300	1,254,852
Yokogawa Electric Corp.	28,200	512,654
		440,300,176
Jersey, Channel Islands - 0.0%
Randgold Resources, Ltd.	7,917	629,394
Luxembourg - 0.2%
ArcelorMittal	62,437	2,017,856
Eurofins Scientific SE	1,067	548,128
Millicom International Cellular SA	5,692	358,665
RTL Group SA	1,393	105,022
SES SA (A)	34,082	590,629
Tenaris SA (A)	43,765	786,509
		4,406,809
Macau - 0.2%
MGM China Holdings, Ltd.	142,800	412,813
Sands China, Ltd.	365,200	2,175,998
Wynn Macau, Ltd.	233,200	884,208
		3,473,019
Malaysia - 0.6%
AirAsia Group BHD	139,100	107,281
Alliance Bank Malaysia BHD	90,900	96,622
AMMB Holdings BHD	151,800	135,351
Astro Malaysia Holdings BHD	142,900	50,355
Axiata Group BHD	262,100	287,111
British American Tobacco
Malaysia BHD	13,600	110,675
CIMB Group Holdings BHD	437,500	648,108
Dialog Group BHD	296,600	241,775
DiGi.Com BHD	294,200	326,871
Felda Global Ventures Holdings BHD	138,400	54,716
Gamuda BHD	155,600	130,783
Genting BHD	214,700	473,489
Genting Malaysia BHD	286,300	358,155
Genting Plantations BHD	19,100	45,533
HAP Seng Consolidated BHD	56,300	138,526
Hartalega Holdings BHD	122,400	187,840
Hong Leong Bank BHD	59,800	287,692
Hong Leong Financial Group BHD	20,800	98,959
IHH Healthcare BHD	190,300	287,634
IJM Corp. BHD	263,900	112,288
IOI Corp. BHD	203,500	236,470
IOI Properties Group BHD	159,900	63,335
Kuala Lumpur Kepong BHD	44,400	278,440
Malayan Banking BHD	404,600	981,264
Malaysia Airports Holdings BHD	76,900	161,064
Maxis BHD	187,300	273,457
MISC BHD	125,200	184,620
Nestle Malaysia BHD	5,800	215,981
Petronas Chemicals Group BHD	225,900	456,869
Petronas Dagangan BHD	23,500	147,721
Petronas Gas BHD	64,200	282,777
PPB Group BHD	43,100	215,837
Press Metal Aluminium Holdings BHD	117,300	139,449
Public Bank BHD	272,200	1,631,323
RHB Bank BHD	77,500	103,962
Sapura Energy BHD (B)	319,700	44,064
Sime Darby BHD	218,400	133,644

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Malaysia (continued)
Sime Darby Plantation BHD	219,600	$305,987
Sime Darby Property BHD	224,900	64,692
SP Setia BHD Group	134,800	104,360
Telekom Malaysia BHD	99,400	91,576
Tenaga Nasional BHD	320,000	1,158,732
UMW Holdings BHD (B)	37,500	60,054
Westports Holdings BHD	92,900	80,771
YTL Corp. BHD	400,478	95,661
YTL Power International BHD	165,086	33,997
		11,725,871
Malta - 0.0%
Brait SE (B)	9,684	27,781
Mexico - 0.8%
Alfa SAB de CV, Class A	304,300	311,247
America Movil SAB de CV, Series L (A)	3,394,000	2,632,545
Arca Continental SAB de CV	44,300	266,538
Banco Santander Mexico SA, B Shares	183,615	240,098
Cemex SAB de CV (A)(B)	1,461,048	870,271
Coca-Cola Femsa SAB de CV, Series L	50,500	295,207
El Puerto de Liverpool SAB de CV,
Series C1 (A)	20,000	113,825
Fibra Uno Administracion SA de CV	320,100	440,877
Fomento Economico Mexicano SAB
de CV	197,300	1,641,838
Fresnillo PLC	19,085	337,277
Gentera SAB de CV	97,500	75,137
Gruma SAB de CV, Class B (A)	21,680	228,087
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares (A)	35,800	305,324
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	20,830	330,539
Grupo Bimbo SAB de CV, Series A (A)	165,000	316,438
Grupo Carso SAB de CV, Series A1	45,700	143,026
Grupo Financiero Banorte SAB de CV,
Series O (A)	253,200	1,341,368
Grupo Financiero Inbursa SAB de CV,
Series O	230,800	326,100
Grupo Lala SAB de CV	60,800	66,578
Grupo Mexico SAB de CV, Series B	388,400	965,516
Grupo Televisa SAB (A)	244,600	818,618
Industrias Penoles SAB de CV	13,670	231,685
Infraestructura Energetica Nova SAB
de CV	53,400	222,894
Kimberly-Clark de Mexico SAB de CV,
Class A (A)	151,800	253,981
Mexichem SAB de CV	106,435	300,126
Promotora y Operadora de
Infraestructura SAB de CV (B)	22,720	203,977
Wal-Mart de Mexico SAB de CV (A)	524,300	1,320,434
		14,599,551
Netherlands - 2.6%
ABN AMRO Group NV (A)(C)	24,781	642,800
Aegon NV	109,215	678,835
Akzo Nobel NV	15,042	1,320,567
ASML Holding NV	22,984	4,511,773
Boskalis Westminster	5,318	146,488
EXOR NV	10,215	741,907
Heineken Holding NV	6,760	658,537
Heineken NV	15,444	1,545,554
ING Groep NV	230,317	3,354,483
Koninklijke Ahold Delhaize NV	76,116	1,748,594
Koninklijke DSM NV	10,910	1,086,961
Koninklijke KPN NV	196,771	534,593
Koninklijke Philips NV	55,778	2,297,022
Koninklijke Vopak NV	3,981	195,444
NN Group NV	19,570	840,829
NXP Semiconductors NV (B)	20,100	2,291,400
QIAGEN NV (B)	8,266	298,519
Randstad NV	7,022	418,787
Royal Dutch Shell PLC, A Shares	390,573	13,541,942
Royal Dutch Shell PLC, B Shares	321,926	11,497,968
Wolters Kluwer NV	17,024	956,338
		49,309,341
New Zealand - 0.1%
Auckland International Airport, Ltd.	74,092	341,689
Fisher & Paykel Healthcare Corp., Ltd.	43,989	407,967
Fletcher Building, Ltd.	66,236	305,342
Mercury NZ, Ltd.	50,302	113,442
Meridian Energy, Ltd.	102,497	213,899
Ryman Healthcare, Ltd.	29,940	238,473
Spark New Zealand, Ltd.	139,805	357,393
		1,978,205
Norway - 0.6%
DNB ASA	117,852	2,112,271
Equinor ASA	138,689	3,645,812
Gjensidige Forsikring ASA	26,040	401,783
Marine Harvest ASA	50,435	1,009,049
Norsk Hydro ASA	160,186	1,008,079
Orkla ASA	97,194	876,709
Schibsted ASA, B Shares	11,952	325,178
Telenor ASA	90,642	1,867,126
Yara International ASA	21,688	895,255
		12,141,262
Peru - 0.1%
Cia de Minas Buenaventura SAA,
ADR (A)	11,500	177,905
Credicorp, Ltd.	4,153	919,557
Southern Copper Corp.	5,200	254,228
		1,351,690
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	194,800	214,376
Aboitiz Power Corp.	129,100	96,634
Alliance Global Group, Inc. (B)	362,100	91,556
Ayala Corp.	23,670	422,956
Ayala Land, Inc.	693,600	524,597
Bank of the Philippine Islands	82,580	149,353
BDO Unibank, Inc.	185,660	461,412
DMCI Holdings, Inc.	368,700	75,694
Globe Telecom, Inc.	2,965	91,424
GT Capital Holdings, Inc.	8,830	163,236
International Container Terminal
Services, Inc.	45,440	73,024
JG Summit Holdings, Inc.	278,000	301,798
Jollibee Foods Corp.	43,270	225,804
Manila Electric Company	20,690	126,966
Megaworld Corp.	1,019,600	94,264
Metro Pacific Investments Corp.	1,463,100	129,678
Metropolitan Bank & Trust Company	71,610	107,882
PLDT, Inc.	8,465	207,854
Robinsons Land Corp.	189,900	79,712
Security Bank Corp.	20,440	75,821
SM Investments Corp.	23,330	385,128
SM Prime Holdings, Inc.	819,100	576,421
Universal Robina Corp.	87,520	213,350
		4,888,940

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Poland - 0.1%
Alior Bank SA (B)	3,949	$73,850
Bank Handlowy w Warszawie SA	1,088	23,498
Bank Millennium SA (B)	25,976	56,342
Bank Polska Kasa Opieki SA	6,697	202,530
Bank Zachodni WBK SA	1,492	139,698
CCC SA	1,265	93,070
CD Projekt SA (B)	2,886	114,728
Cyfrowy Polsat SA	9,367	62,958
Dino Polska SA (B)(C)	2,000	60,070
Grupa Azoty SA	1,894	21,755
Grupa Lotos SA	3,850	57,033
Jastrzebska Spolka Weglowa SA (B)	2,232	50,116
KGHM Polska Miedz SA	6,149	141,468
LPP SA	56	141,978
mBank SA	630	71,810
Orange Polska SA (B)	25,924	35,072
PGE Polska Grupa Energetyczna SA (B)	37,844	100,516
PLAY Communications SA (C)	4,500	30,211
Polski Koncern Naftowy ORLEN SA	13,433	296,236
Polskie Gornictwo Naftowe i
Gazownictwo SA	72,954	113,080
Powszechna Kasa Oszczednosci Bank
Polski SA	41,154	418,382
Powszechny Zaklad Ubezpieczen SA	28,939	283,758
Tauron Polska Energia SA (B)	46,627	28,208
		2,616,367
Portugal - 0.1%
EDP - Energias de Portugal SA (A)	211,065	825,502
Galp Energia SGPS SA	43,634	809,977
Jeronimo Martins SGPS SA	22,743	356,967
		1,992,446
Romania - 0.0%
NEPI Rockcastle PLC	9,460	92,161
Singapore - 1.5%
Ascendas Real Estate Investment Trust	356,600	704,631
CapitaLand Commercial Trust	359,700	458,535
CapitaLand Mall Trust	352,400	544,682
CapitaLand, Ltd.	370,100	953,676
City Developments, Ltd.	57,400	479,115
ComfortDelGro Corp., Ltd.	311,600	570,455
DBS Group Holdings, Ltd.	255,700	5,380,043
Genting Singapore PLC	869,500	816,103
Golden Agri-Resources, Ltd.	1,020,900	239,888
Hutchison Port Holdings Trust	739,600	202,754
Jardine Cycle & Carriage, Ltd.	14,200	364,217
Keppel Corp., Ltd.	209,500	1,200,996
Oversea-Chinese Banking Corp., Ltd.	448,600	4,182,538
SATS, Ltd.	95,000	364,565
Sembcorp Industries, Ltd.	143,500	313,074
Singapore Airlines, Ltd.	77,500	650,756
Singapore Exchange, Ltd.	115,200	621,776
Singapore Press Holdings, Ltd.	228,700	448,839
Singapore Technologies
Engineering, Ltd.	226,100	586,016
Singapore Telecommunications, Ltd.	1,164,260	2,849,111
StarHub, Ltd.	81,800	117,652
Suntec Real Estate Investment Trust	358,400	480,355
United Overseas Bank, Ltd.	190,700	3,990,864
UOL Group, Ltd.	73,600	445,075
Wilmar International, Ltd.	234,200	565,241
		27,530,957
South Africa - 0.5%
Anglo American Platinum, Ltd.	1,177	31,033
AngloGold Ashanti, Ltd.	9,690	82,016
Aspen Pharmacare Holdings, Ltd.	9,754	191,501
Barclays Africa Group, Ltd.	18,056	229,566
Bid Corp., Ltd.	8,436	168,292
Capitec Bank Holdings, Ltd.	980	67,353
Coronation Fund Managers, Ltd.	5,617	27,498
Discovery, Ltd.	10,027	121,475
Exxaro Resources, Ltd.	6,262	61,717
FirstRand, Ltd.	85,235	401,035
Fortress REIT, Ltd., Class A	23,298	30,463
Fortress REIT, Ltd., Class B	25,155	29,001
Gold Fields, Ltd.	18,848	66,876
Growthpoint Properties, Ltd.	74,093	158,405
Hyprop Investments, Ltd.	5,912	48,123
Imperial Holdings, Ltd.	3,798	60,963
Investec PLC	56,841	419,112
Investec, Ltd.	6,632	48,055
Kumba Iron Ore, Ltd.	1,617	36,739
Liberty Holdings, Ltd.	4,305	40,960
Life Healthcare Group Holdings, Ltd.	32,358	72,477
Mediclinic International PLC	32,607	264,431
MMI Holdings, Ltd.	29,578	43,406
Mondi, Ltd.	2,931	80,592
Mr. Price Group, Ltd.	6,107	120,692
MTN Group, Ltd.	42,720	383,656
Naspers, Ltd., N Shares	11,089	2,637,146
Nedbank Group, Ltd.	5,528	118,623
Netcare, Ltd.	25,082	58,723
Pick n Pay Stores, Ltd.	8,791	52,000
Pioneer Foods Group, Ltd.	3,124	26,293
PSG Group, Ltd.	3,727	63,751
Rand Merchant Investment
Holdings, Ltd.	22,531	68,033
Redefine Properties, Ltd.	125,187	107,767
Remgro, Ltd.	13,320	213,454
Resilient REIT, Ltd.	7,511	33,782
RMB Holdings, Ltd.	17,795	101,555
Sanlam, Ltd.	38,304	228,762
Sappi, Ltd.	13,837	90,119
Sasol, Ltd.	14,087	508,170
Shoprite Holdings, Ltd.	11,161	205,182
Sibanye Gold, Ltd. (B)	46,997	29,178
Standard Bank Group, Ltd.	32,682	531,703
Steinhoff International Holdings NV (B)	75,434	6,702
Telkom SA SOC, Ltd.	6,057	24,568
The Bidvest Group, Ltd.	8,468	134,220
The Foschini Group, Ltd.	5,573	80,401
The SPAR Group, Ltd.	4,684	71,015
Tiger Brands, Ltd.	4,060	107,471
Truworths International, Ltd.	11,033	73,124
Vodacom Group, Ltd.	14,955	168,507
Woolworths Holdings, Ltd.	24,636	112,803
		9,138,489
South Korea - 4.2%
Amorepacific Corp.	3,379	1,040,214
AMOREPACIFIC Group	3,054	356,277
BGF Company, Ltd.	46	483
BGF retail Company, Ltd.	832	140,816
BNK Financial Group, Inc.	27,927	246,224
Celltrion Healthcare
Company, Ltd. (A)(B)	3,716	341,613
Celltrion, Inc. (A)(B)	8,541	2,089,318

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Cheil Worldwide, Inc.	7,505	$137,499
CJ CheilJedang Corp.	878	284,890
CJ Corp.	1,574	215,759
CJ E&M Corp.	2,056	172,368
CJ Logistics Corp. (B)	866	119,847
Coway Company, Ltd.	5,559	450,041
Daelim Industrial Company, Ltd.	2,991	232,861
Daewoo Engineering & Construction
Company, Ltd. (B)	17,970	107,431
DB Insurance Company, Ltd.	5,504	298,551
DGB Financial Group, Inc.	18,250	174,811
Dongsuh Companies, Inc.	3,921	94,257
Doosan Bobcat, Inc.	3,861	121,247
Doosan Heavy Industries & Construction
Company, Ltd. (B)	5,880	103,931
E-MART, Inc.	2,213	512,093
GS Engineering & Construction Corp.	5,360	243,505
GS Holdings Corp.	5,451	294,253
GS Retail Company, Ltd.	2,973	104,053
Hana Financial Group, Inc.	31,194	1,202,247
Hankook Tire Company, Ltd.	7,919	314,327
Hanmi Pharm Company, Ltd.	662	295,480
Hanmi Science Company, Ltd.	1,407	92,417
Hanon Systems	19,902	185,714
Hanssem Company, Ltd.	1,145	119,913
Hanwha Aerospace Company, Ltd. (B)	2,385	73,082
Hanwha Life Insurance Company, Ltd.	19,678	101,640
Hotel Shilla Company, Ltd.	3,302	378,637
Hyosung Corp. (D)	2,246	276,056
Hyundai Department Store
Company, Ltd.	1,505	156,709
Hyundai Development Co-Engineering &
Construction (D)	4,907	211,220
Hyundai Engineering & Construction
Company, Ltd.	8,247	564,611
Hyundai Glovis Company, Ltd.	2,014	250,662
Hyundai Heavy Industries
Company, Ltd. (B)	3,857	407,187
Hyundai Marine & Fire Insurance
Company, Ltd.	7,045	222,537
Hyundai Mobis Company, Ltd.	7,164	1,445,011
Hyundai Motor Company	16,158	2,078,552
Hyundai Robotics Company, Ltd. (B)	1,030	368,856
Hyundai Steel Company	8,487	486,308
Hyundai Wia Corp.	1,790	83,704
Industrial Bank of Korea	26,840	387,517
ING Life Insurance Korea, Ltd. (C)	3,705	137,971
Kakao Corp.	4,817	460,891
Kangwon Land, Inc.	12,602	313,710
KB Financial Group, Inc.	41,818	2,011,392
KCC Corp.	631	201,610
KEPCO Plant Service & Engineering
Company, Ltd.	2,438	91,374
Kia Motors Corp.	27,828	802,832
Korea Aerospace Industries, Ltd. (B)	7,168	291,317
Korea Electric Power Corp.	27,245	837,431
Korea Gas Corp. (B)	2,979	166,234
Korea Investment Holdings
Company, Ltd.	4,123	357,515
Korea Zinc Company, Ltd.	895	336,476
Korean Air Lines Company, Ltd.	5,120	151,389
KT&G Corp.	12,298	1,095,066
Kumho Petrochemical Company, Ltd.	1,973	191,515
LG Chem, Ltd.	4,831	1,513,646
LG Corp.	10,121	687,979
LG Display Company, Ltd.	24,643	507,137
LG Electronics, Inc.	11,215	961,395
LG Household & Health Care, Ltd.	988	1,228,319
LG Innotek Company, Ltd.	1,536	203,828
Lotte Chemical Corp.	1,638	557,657
Lotte Corp. (B)	3,185	172,762
Lotte Shopping Company, Ltd.	1,204	249,486
Medy-Tox, Inc.	451	314,230
Mirae Asset Daewoo Company, Ltd.	38,794	336,447
NAVER Corp.	2,947	1,826,276
NCSoft Corp.	1,849	604,028
Netmarble Corp. (C)	2,716	393,549
NH Investment & Securities
Company, Ltd.	15,103	220,826
OCI Company, Ltd.	1,761	215,708
Orion Corp.	2,320	278,098
Ottogi Corp.	135	101,406
Pan Ocean Company, Ltd. (B)	22,987	107,437
POSCO	7,804	2,470,193
Posco Daewoo Corp.	4,081	86,529
S-1 Corp.	1,845	151,343
Samsung Biologics
Company, Ltd. (A)(B)(C)	1,747	704,105
Samsung C&T Corp.	8,012	930,872
Samsung Card Company, Ltd.	3,253	111,927
Samsung Electro-Mechanics
Company, Ltd.	5,911	731,777
Samsung Electronics Company, Ltd.	507,475	23,829,811
Samsung Fire & Marine
Insurance Company, Ltd.	3,328	772,829
Samsung Heavy Industries
Company, Ltd. (B)	40,840	282,458
Samsung Life Insurance Company, Ltd.	7,561	721,747
Samsung SDI Company, Ltd.	5,789	1,073,620
Samsung SDS Company, Ltd.	3,670	714,627
Samsung Securities Company, Ltd.	7,255	247,375
Shinhan Financial Group Company, Ltd.	44,967	1,835,433
Shinsegae, Inc.	782	317,018
SillaJen, Inc. (A)(B)	5,696	422,987
SK Holdings Company, Ltd.	3,351	858,372
SK Hynix, Inc.	61,123	5,285,229
SK Innovation Company, Ltd.	6,825	1,300,360
SK Networks Company, Ltd.	16,067	73,921
SK Telecom Company, Ltd.	2,163	444,875
S-Oil Corp.	4,763	473,835
Woori Bank	49,960	707,659
Yuhan Corp.	906	199,603
		80,260,171
Spain - 0.8%
ACS Actividades de Construccion y
Servicios SA	9,008	375,236
Aena SME SA (C)	2,524	486,021
Amadeus IT Group SA	16,381	1,300,723
Banco Bilbao Vizcaya Argentaria SA	250,870	1,722,899
Banco de Sabadell SA	200,238	338,295
Banco Santander SA	607,184	3,302,097
Bankia SA	45,108	171,746
Bankinter SA	23,463	226,951
CaixaBank SA	134,763	579,877
Enagas SA	7,639	203,760
Endesa SA	12,037	265,569
Ferrovial SA	18,393	376,000

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Gas Natural SDG SA	13,270	$325,742
Grifols SA	11,389	335,740
Iberdrola SA	218,650	1,552,707
Industria de Diseno Textil SA	41,042	1,297,289
Mapfre SA	52,868	160,355
Red Electrica Corp. SA	16,053	313,423
Repsol SA	46,589	887,886
Siemens Gamesa Renewable Energy SA	9,122	140,723
Telefonica SA	176,183	1,554,055
		15,917,094
Sweden - 1.7%
Alfa Laval AB	25,417	634,595
Assa Abloy AB, B Shares	86,968	1,869,670
Atlas Copco AB, A Shares	58,190	2,308,280
Atlas Copco AB, B Shares	34,030	1,230,377
Atlas Copco AB, Redemption A
Shares (B)	24,605	22,317
Atlas Copco AB, Redemption B
Shares (B)	14,641	13,268
Boliden AB	23,610	832,584
Boliden AB, Redemption Shares (B)	10,110	6,570
Electrolux AB, Series B	20,896	515,806
Essity AB, Class B	52,589	1,335,152
Getinge AB, B Shares	19,899	193,196
Hennes & Mauritz AB, B Shares (A)	82,444	1,243,928
Hexagon AB, B Shares	22,422	1,265,275
Husqvarna AB, B Shares	35,997	354,041
ICA Gruppen AB (A)	6,908	213,199
Industrivarden AB, C Shares	14,633	307,414
Investor AB, B Shares	39,710	1,645,489
Kinnevik AB, B Shares (A)	20,378	710,030
L E Lundbergforetagen AB, B Shares	6,643	214,529
Lundin Petroleum AB	15,900	504,199
Nordea Bank AB	265,506	2,553,405
Sandvik AB	98,058	1,700,712
Securitas AB, B Shares (A)	26,983	434,720
Skandinaviska Enskilda Banken AB,
Series A	131,755	1,186,717
Skanska AB, B Shares	29,425	541,955
SKF AB, B Shares	32,821	638,144
Svenska Handelsbanken AB, A Shares	132,344	1,449,861
Swedbank AB, A Shares	78,444	1,630,755
Swedish Match AB	15,731	746,117
Tele2 AB, B Shares (A)	31,204	381,840
Telefonaktiebolaget LM Ericsson,
B Shares	266,282	1,932,971
Telia Company AB	244,447	1,146,138
Volvo AB, B Shares	136,884	2,354,277
		32,117,531
Switzerland - 1.8%
ABB, Ltd.	41,385	936,253
Adecco Group AG	3,798	228,067
Baloise Holding AG	1,398	205,378
Barry Callebaut AG	45	78,822
Chocoladefabriken Lindt &
Spruengli AG	2	151,270
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates (A)	23	147,037
Cie Financiere Richemont SA	11,728	1,074,027
Clariant AG (B)	5,080	122,642
Coca-Cola HBC AG (B)	15,603	532,582
Credit Suisse Group AG (B)	54,674	838,289
Dufry AG (A)(B)	742	101,165
EMS-Chemie Holding AG	171	106,825
Ferguson PLC	21,612	1,675,758
Geberit AG	796	344,950
Givaudan SA	209	465,733
Glencore PLC (B)	1,051,779	5,194,301
Julius Baer Group, Ltd. (B)	5,137	300,364
Kuehne + Nagel International AG	1,168	176,340
LafargeHolcim, Ltd. (B)	10,392	533,789
Lonza Group AG (B)	1,704	456,257
Nestle SA	70,404	5,321,308
Novartis AG	50,394	3,746,430
Pargesa Holding SA	929	81,435
Partners Group Holding AG	367	265,243
Roche Holding AG	15,922	3,413,865
Schindler Holding AG	371	76,163
Schindler Holding AG,
Participation Certificates	923	195,197
SGS SA	113	292,725
Sika AG	49	391,878
Sonova Holding AG	1,124	196,328
STMicroelectronics NV	59,871	1,427,548
Straumann Holding AG	222	146,427
Swiss Life Holding AG (B)	862	294,021
Swiss Prime Site AG (B)	1,422	132,750
Swiss Re AG	7,676	660,066
Swisscom AG	546	243,606
The Swatch Group AG	1,155	102,664
The Swatch Group AG, Bearer Shares	727	353,694
UBS Group AG (B)	82,813	1,250,096
Vifor Pharma AG	1,051	163,216
Zurich Insurance Group AG	3,568	1,057,422
		33,481,931
Taiwan - 2.7%
Acer, Inc. (B)	236,000	192,837
Advantech Company, Ltd.	27,699	186,985
Airtac International Group	10,000	172,682
ASE Industrial Holding Company, Ltd.	293,000	743,220
Asia Cement Corp.	189,000	207,858
Asia Pacific Telecom Company, Ltd. (B)	152,000	40,725
Asustek Computer, Inc.	59,000	533,251
AU Optronics Corp.	726,000	318,015
Catcher Technology Company, Ltd.	55,000	637,581
Cathay Financial Holding Company, Ltd.	713,000	1,270,987
Chailease Holding Company, Ltd.	101,000	358,599
Chang Hwa Commercial Bank, Ltd.	368,350	215,326
Cheng Shin Rubber Industry
Company, Ltd.	157,000	238,316
Chicony Electronics Company, Ltd.	44,220	104,196
China Airlines, Ltd. (B)	211,000	71,314
China Development Financial
Holding Corp.	1,120,000	419,597
China Life Insurance Company, Ltd.	225,500	236,315
China Steel Corp.	1,054,000	828,161
Chunghwa Telecom Company, Ltd.	318,000	1,155,721
Compal Electronics, Inc.	346,000	226,745
CTBC Financial Holding Company, Ltd.	1,475,000	1,058,439
Delta Electronics, Inc.	164,000	606,782
E.Sun Financial Holding Company, Ltd.	762,933	531,169
Eclat Textile Company, Ltd.	15,340	186,895
Eva Airways Corp.	159,750	80,560
Evergreen Marine Corp. Taiwan, Ltd. (B)	166,000	81,778
Far Eastern New Century Corp.	264,000	250,852

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Far EasTone Telecommunications
Company, Ltd.	132,000	$336,139
Feng TAY Enterprise Company, Ltd.	29,000	128,244
First Financial Holding Company, Ltd.	760,880	515,973
Formosa Chemicals & Fibre Corp.	248,000	949,360
Formosa Petrochemical Corp.	110,000	444,432
Formosa Plastics Corp.	350,000	1,252,405
Formosa Taffeta Company, Ltd.	58,000	64,403
Foxconn Technology Company, Ltd.	82,000	201,450
Fubon Financial Holding Company, Ltd.	563,000	975,789
General Interface Solution Holding, Ltd.	15,000	95,667
Giant Manufacturing Company, Ltd.	26,000	112,214
Globalwafers Company, Ltd.	18,000	355,007
Highwealth Construction Corp.	68,000	102,769
Hiwin Technologies Corp.	17,420	246,257
Hon Hai Precision Industry
Company, Ltd.	1,310,000	3,737,494
Hotai Motor Company, Ltd.	24,000	218,640
HTC Corp. (B)	55,000	107,422
Hua Nan Financial Holdings
Company, Ltd.	587,100	350,218
Innolux Corp.	749,000	289,080
Inventec Corp.	199,000	160,418
Largan Precision Company, Ltd.	8,000	1,096,552
Lite-On Technology Corp.	173,000	225,560
Macronix International (B)	148,000	243,455
MediaTek, Inc.	126,000	1,302,898
Mega Financial Holding Company, Ltd.	911,000	795,975
Micro-Star International Company, Ltd.	56,000	231,513
Nan Ya Plastics Corp.	403,000	1,122,373
Nanya Technology Corp.	87,000	287,421
Nien Made Enterprise Company, Ltd.	13,000	102,564
Novatek Microelectronics Corp.	47,000	211,683
Pegatron Corp.	166,000	349,448
Phison Electronics Corp.	12,000	109,800
Pou Chen Corp.	182,000	222,708
Powertech Technology, Inc.	62,000	184,233
President Chain Store Corp.	48,000	491,073
Quanta Computer, Inc.	228,000	402,385
Realtek Semiconductor Corp.	40,000	152,282
Ruentex Development Company, Ltd. (B)	74,600	89,712
Ruentex Industries, Ltd. (B)	46,000	93,871
Shin Kong Financial Holding
Company, Ltd.	718,000	286,040
SinoPac Financial Holdings
Company, Ltd.	854,805	315,904
Standard Foods Corp.	47,600	97,085
Synnex Technology International Corp.	113,000	180,621
TaiMed Biologics, Inc. (B)	15,000	157,544
Taishin Financial Holding Company, Ltd.	785,478	385,656
Taiwan Business Bank	253,990	77,455
Taiwan Cement Corp.	303,000	439,534
Taiwan Cooperative Financial Holding
Company, Ltd.	659,240	387,792
Taiwan High Speed Rail Corp.	141,000	108,757
Taiwan Mobile Company, Ltd.	133,000	488,233
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,065,816	15,424,409
Teco Electric & Machinery
Company, Ltd.	166,000	133,461
Uni-President Enterprises Corp.	405,000	986,947
United Microelectronics Corp.	1,005,000	557,769
Vanguard International
Semiconductor Corp.	79,000	171,444
Win Semiconductors Corp.	28,000	225,823
Winbond Electronics Corp.	237,000	157,984
Wistron Corp.	233,194	174,688
WPG Holdings, Ltd.	132,000	191,151
Yageo Corp.	18,000	572,753
Yuanta Financial Holdings
Company, Ltd.	852,000	400,089
Zhen Ding Technology Holding, Ltd.	37,000	83,405
		51,318,337
Thailand - 0.6%
Advanced Info Service PCL	95,700	569,057
Airports of Thailand PCL	395,200	846,689
Bangkok Bank PCL	24,000	144,415
Bangkok Dusit Medical Services PCL	34,400	28,684
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	465,000	387,735
Bangkok Expressway & Metro PCL	686,500	176,100
Banpu PCL	188,000	123,079
Berli Jucker PCL	116,300	207,010
BTS Group Holdings PCL	533,900	161,889
Bumrungrad Hospital PCL	32,900	198,334
Central Pattana PCL	96,082	229,028
Central Pattana PCL, NVDR	29,700	70,795
Charoen Pokphand Foods PCL	266,000	207,802
CP ALL PCL	441,900	1,113,761
Delta Electronics Thailand PCL	130,100	261,549
Electricity Generating PCL	12,200	91,680
Energy Absolute PCL	94,000	113,687
Glow Energy PCL	43,600	115,885
Home Product Center PCL	339,600	154,990
Indorama Ventures PCL	157,400	286,106
IRPC PCL	882,100	181,457
Kasikornbank PCL	65,300	390,209
Kasikornbank PCL, Foreign
Quota Shares	106,000	644,060
KCE Electronics PCL	17,000	17,042
Krung Thai Bank PCL	33,900	18,522
Krung Thai Bank PCL, Foreign
Quota Shares	319,700	174,675
Minor International PCL	202,800	206,057
PTT Exploration & Production PCL	9,200	38,498
PTT Exploration & Production PCL,
Foreign Quota Shares	131,000	548,182
PTT Global Chemical PCL	6,200	17,261
PTT Global Chemical PCL, Foreign
Quota Shares	192,600	536,210
PTT PCL	915,900	1,488,396
Robinson PCL (A)	46,700	91,779
Thai Oil PCL	93,100	267,577
Thai Union Group PCL	167,100	90,383
The Siam Cement PCL	37,400	514,810
The Siam Commercial Bank PCL	167,700	695,435
TMB Bank PCL	943,700	73,147
True Corp. PCL	958,800	213,544
		11,695,519
Turkey - 0.2%
Akbank Turk AS	178,412	316,366
Anadolu Efes Biracilik Ve Malt
Sanayii AS	16,080	89,593
Arcelik AS	18,807	69,054
Aselsan Elektronik Sanayi Ve Ticaret
AS (A)	16,702	87,072
BIM Birlesik Magazalar AS	17,011	260,198

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Turkey (continued)
Coca-Cola Icecek AS	4,743	$37,333
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	142,515	65,162
Eregli Demir ve Celik Fabrikalari TAS	113,528	281,697
Ford Otomotiv Sanayi AS	5,532	78,307
Haci Omer Sabanci Holding AS	78,655	162,131
KOC Holding AS	64,100	197,730
Petkim Petrokimya Holding AS	63,346	65,894
TAV Havalimanlari Holding AS	10,333	50,142
Tofas Turk Otomobil Fabrikasi AS	10,554	58,271
Tupras Turkiye Petrol Rafinerileri AS	10,031	235,217
Turk Hava Yollari AO (B)	41,406	152,343
Turk Telekomunikasyon AS (B)	31,942	41,851
Turkcell Iletisim Hizmetleri AS	88,625	234,641
Turkiye Garanti Bankasi AS	187,659	369,383
Turkiye Halk Bankasi AS	50,902	86,368
Turkiye Is Bankasi AS, Class C	117,699	154,944
Turkiye Sise ve Cam Fabrikalari AS	70,739	62,208
Turkiye Vakiflar Bankasi TAO, Class D	64,486	77,933
Ulker Biskuvi Sanayi AS (B)	9,298	35,940
Yapi ve Kredi Bankasi AS (B)	73,048	64,867
		3,334,645
United Kingdom - 10.1%
3i Group PLC	83,331	1,054,226
Admiral Group PLC	18,124	463,501
Anglo American PLC	114,527	2,734,883
Ashtead Group PLC	42,690	1,319,410
Associated British Foods PLC	30,879	1,087,090
AstraZeneca PLC	108,826	7,939,475
Auto Trader Group PLC (C)	80,300	376,030
Aviva PLC	349,993	2,371,430
Babcock International Group PLC	20,699	229,004
BAE Systems PLC	272,963	2,317,136
Barclays PLC	1,466,211	3,840,342
Barratt Developments PLC	86,602	627,578
Berkeley Group Holdings PLC	10,947	617,404
BP PLC	1,700,272	13,003,981
British American Tobacco PLC	197,260	10,125,431
BT Group PLC	728,725	1,976,376
Bunzl PLC	28,519	867,324
Burberry Group PLC	36,381	999,514
Centrica PLC	477,645	924,919
CNH Industrial NV	96,129	1,123,491
Cobham PLC (B)	210,724	348,083
Coca-Cola European Partners PLC	6,168	234,248
Coca-Cola European Partners PLC (New
York Stock Exchange)	6,700	254,399
Compass Group PLC	135,738	2,916,852
ConvaTec Group PLC (C)	119,951	368,762
Croda International PLC	11,161	690,640
Diageo PLC	214,597	7,884,967
Direct Line Insurance Group PLC	123,107	584,355
easyJet PLC	13,370	303,274
Experian PLC	79,595	1,949,866
Fiat Chrysler Automobiles NV (B)	101,514	2,300,790
G4S PLC	131,729	472,004
GlaxoSmithKline PLC	422,963	8,569,136
Hammerson PLC	69,563	505,302
Hargreaves Lansdown PLC	22,187	561,417
HSBC Holdings PLC	1,719,084	16,455,298
IMI PLC	23,757	365,930
Imperial Brands PLC	82,006	2,951,132
InterContinental Hotels Group PLC	15,383	983,667
International Consolidated Airlines
Group SA	23,884	217,056
Intertek Group PLC	13,694	993,170
ITV PLC	308,302	664,997
J Sainsbury PLC	139,344	589,265
John Wood Group PLC	58,377	518,768
Johnson Matthey PLC	16,556	771,993
Kingfisher PLC	184,462	748,516
Land Securities Group PLC	62,928	776,728
Legal & General Group PLC	525,988	1,883,956
Lloyds Banking Group PLC	6,187,450	5,189,840
London Stock Exchange Group PLC	26,933	1,601,020
Marks & Spencer Group PLC	138,044	520,219
Meggitt PLC	64,896	423,608
Melrose Industries PLC	418,315	1,314,032
Merlin Entertainments PLC (C)	63,122	307,643
Micro Focus International PLC	37,163	658,396
Mondi PLC	31,345	869,214
National Grid PLC	290,792	3,209,453
Next PLC	12,479	961,190
Old Mutual PLC	434,397	1,381,491
Pearson PLC	68,845	825,218
Persimmon PLC	26,817	1,009,024
Prudential PLC	224,252	5,386,599
Reckitt Benckiser Group PLC	57,485	4,400,070
RELX NV	56,629	1,234,734
RELX PLC	91,595	2,009,081
Rio Tinto PLC	104,202	5,877,105
Rio Tinto, Ltd.	34,744	2,169,145
Rolls-Royce Holdings PLC (B)	143,164	1,566,834
Royal Mail PLC	76,483	514,642
RSA Insurance Group PLC	91,268	789,664
Schroders PLC	10,575	454,181
Segro PLC	84,953	738,284
Severn Trent PLC	19,912	525,605
Sky PLC	89,071	1,595,486
Smith & Nephew PLC	75,537	1,370,810
Smiths Group PLC	33,781	789,380
SSE PLC	87,581	1,590,955
St. James’s Place PLC	45,133	713,764
Standard Chartered PLC	282,876	2,832,543
Standard Life Aberdeen PLC	229,212	1,066,264
Taylor Wimpey PLC	279,605	705,986
Tesco PLC	834,823	2,725,050
The British Land Company PLC	80,752	726,943
The Royal Bank of Scotland Group
PLC (B)	310,807	1,134,821
The Sage Group PLC	91,732	806,384
The Weir Group PLC	20,757	602,684
Travis Perkins PLC	21,948	392,130
Unilever NV	96,455	5,379,154
Unilever PLC	105,946	5,841,206
United Utilities Group PLC	57,690	593,863
Vodafone Group PLC	2,294,713	5,863,990
Whitbread PLC	15,637	875,586
Wm Morrison Supermarkets PLC	189,605	618,744
WPP PLC	108,069	1,780,982
		191,806,133
United States - 0.1%
Carnival PLC	15,792	1,011,899
Nexteer Automotive Group, Ltd.	91,796	150,582

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
United States (continued)
Valeant Pharmaceuticals
International, Inc. (B)	28,225	$621,054
		1,783,535
TOTAL COMMON STOCKS (Cost $1,671,022,557)		$1,777,369,035

PREFERRED SECURITIES - 1.0%
Brazil - 0.5%
Banco Bradesco SA	254,983	1,993,685
Braskem SA, A Shares	12,700	154,665
Centrais Eletricas Brasileiras SA, B
Shares (B)	15,800	70,943
Cia Brasileira de Distribuicao	11,500	245,248
Cia Energetica de Minas Gerais	63,100	129,737
Gerdau SA	79,100	313,750
Itau Unibanco Holding SA	245,200	2,825,251
Itausa - Investimentos Itau SA	307,600	926,731
Lojas Americanas SA	57,100	271,851
Petroleo Brasileiro SA	299,000	1,519,613
Telefonica Brasil SA	34,100	415,990
		8,867,464
Chile - 0.0%
Embotelladora Andina SA, B Shares	22,759	97,610
Sociedad Quimica y Minera de Chile
SA, B Shares	8,187	424,444
		522,054
Colombia - 0.1%
Bancolombia SA	43,671	506,160
Grupo Aval Acciones y Valores SA	347,059	149,493
Grupo de Inversiones Suramericana SA	11,931	145,714
		801,367
Germany - 0.2%
Bayerische Motoren Werke AG	2,135	187,043
FUCHS PETROLUB SE	2,591	135,876
Henkel AG & Company KGaA	6,984	862,196
Porsche Automobil Holding SE	5,888	433,747
Schaeffler AG	6,286	94,322
Volkswagen AG	7,206	1,353,419
		3,066,603
Italy - 0.0%
Intesa Sanpaolo SpA	85,078	256,417
South Korea - 0.2%
Amorepacific Corp.	956	143,693
Hyundai Motor Company	2,591	214,614
Hyundai Motor Company, 2nd Preferred	3,982	348,712
LG Chem, Ltd.	839	152,599
LG Household & Health Care, Ltd.	227	154,152
Samsung Electronics Company, Ltd.	90,989	3,403,216
		4,416,986
TOTAL PREFERRED SECURITIES (Cost $20,263,898)		$17,930,891

EXCHANGE-TRADED FUNDS - 1.3%
iShares MSCI India ETF	280,585	$9,441,685
VanEck Vectors Russia ETF	716,984	15,135,532
TOTAL EXCHANGE-TRADED FUNDS (Cost $25,348,835)		$24,577,217

RIGHTS - 0.0%
Altice NV (Expiration
Date: 6-5-18) (B)(E)	31,848	232,352
Ferrovial SA (Expiration
Date: 6-1-18) (B)(E)	17,133	6,249
Rolls-Royce Holdings PLC (Expiration
Date: 7-2-18) (B)(E)	10,047,565	13,357
TOTAL RIGHTS (Cost $243,805)		$251,958

SECURITIES LENDING COLLATERAL - 3.8%
John Hancock Collateral Trust,
1.8769% (F)(G)	7,136,060	71,392,716
TOTAL SECURITIES LENDING COLLATERAL (Cost
$71,380,242)		$71,392,716

SHORT-TERM INVESTMENTS - 3.0%
U.S. Government Agency - 3.0%
Federal Home Loan Bank Discount Note
1.480%, 06/01/2018 *	$57,400,000	57,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $57,400,000)		$57,400,000
Total Investments (International Strategic Equity Allocation
Fund)
(Cost $1,845,659,337) - 103.0%		$1,948,921,817
Other assets and liabilities, net - (3.0%)		(56,795,061)
TOTAL NET ASSETS - 100.0%		$1,892,126,756

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $67,233,431.
(B)	Non-income producing security.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	58	Long	Jun 2018	$4,527,911	$4,478,470	$(49,441)
MSCI EAFE Index Futures	490	Long	Jun 2018	49,487,285	48,681,500	(805,785)
MSCI Emerging Markets Index Futures	283	Long	Jun 2018	16,719,645	15,872,055	(847,590)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Strategic Equity Allocation Fund (continued)

FUTURES (continued)

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
S&P/TSX 60 Index Futures	33	Long	Jun 2018	$4,674,798	$4,832,161	$157,363
						$(1,545,453)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

International Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.5%
Canada - 6.2%
Alamos Gold, Inc., Class A	2,514,160	$13,928,446
Barrick Gold Corp.	629,810	8,307,194
Cenovus Energy, Inc.	912,700	9,629,597
Husky Energy, Inc.	744,400	10,741,728
Wheaton Precious Metals Corp.	1,296,800	28,344,371
		70,951,336
China - 8.3%
Baidu, Inc., ADR (A)	94,240	22,858,854
China Life Insurance Company, Ltd.,
H Shares	3,325,000	9,265,617
China Telecom Corp., Ltd., H Shares	35,977,589	16,726,707
NetEase, Inc., ADR	35,500	8,105,360
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	4,924,100	15,151,846
Sinopec Engineering Group
Company, Ltd., H Shares	10,698,000	11,447,121
Sinopharm Group Company, Ltd.,
H Shares	2,555,200	11,329,638
		94,885,143
Denmark - 1.7%
A.P. Moller - Maersk A/S, Series B	3,751	5,592,800
Orsted A/S (B)	105,904	6,337,951
Vestas Wind Systems A/S	122,326	8,015,037
		19,945,788
France - 6.8%
AXA SA (C)	525,460	13,165,590
BNP Paribas SA (C)	319,964	19,881,135
Cie Generale des Etablissements
Michelin SCA	52,379	6,771,691
Sanofi	267,994	20,542,668
TOTAL SA (C)	101,893	6,194,437
Veolia Environnement SA	482,800	10,953,159
		77,508,680
Germany - 7.0%
Bayer AG	149,530	17,846,873
E.ON SE	1,071,150	11,346,888
Gerresheimer AG	138,521	10,785,768
Merck KGaA	110,031	11,200,504
MorphoSys AG (A)	86,869	8,986,956
Siemens AG	87,634	11,421,218
Telefonica Deutschland Holding AG	2,075,955	8,770,973
		80,359,180
Hong Kong - 3.3%
China Mobile, Ltd.	1,278,000	11,441,161
CK Hutchison Holdings, Ltd.	1,454,500	16,378,018
Kunlun Energy Company, Ltd.	5,506,000	4,989,649
Value Partners Group, Ltd.	5,040,400	4,488,243
		37,297,071
India - 1.0%
Hero MotoCorp, Ltd.	132,605	6,970,643
Jain Irrigation Systems, Ltd.	2,563,750	3,933,271
		10,903,914
Ireland - 3.0%
Bank of Ireland Group PLC	1,646,395	13,586,661
CRH PLC	210,137	7,753,562
Shire PLC	231,819	12,656,851
		33,997,074
Israel - 2.5%
Teva Pharmaceutical
Industries, Ltd., ADR	1,332,450	28,647,675
Italy - 1.8%
Eni SpA	1,164,024	21,123,595
Japan - 11.5%
Astellas Pharma, Inc.	1,061,000	16,430,339
Ezaki Glico Company, Ltd.	131,300	6,801,341
Inpex Corp.	658,500	7,296,466
Kirin Holdings Company, Ltd.	518,300	14,682,629
Mitsui Fudosan Company, Ltd.	183,000	4,575,857
Panasonic Corp.	464,000	6,291,601
Seven & i Holdings Company, Ltd.	229,300	10,142,126
SoftBank Group Corp.	334,500	23,736,168
Sumitomo Metal Mining Company, Ltd.	183,700	6,979,710
Sumitomo Rubber Industries, Ltd.	721,900	12,070,824
Suntory Beverage & Food, Ltd.	254,700	11,287,506
Taiheiyo Cement Corp.	318,000	11,709,995
		132,004,562
Luxembourg - 1.5%
SES SA (C)	969,608	16,802,956
Netherlands - 8.0%
Aegon NV	2,121,937	13,189,087
Flow Traders (B)	175,279	7,452,504
ING Groep NV	416,757	6,069,912
QIAGEN NV (A)	539,698	19,490,705
Royal Dutch Shell PLC, B Shares	967,926	34,570,623
SBM Offshore NV	719,897	11,352,310
		92,125,141
Singapore - 1.4%
Singapore Telecommunications, Ltd.	6,308,100	15,436,822
Singapore
Telecommunications, Ltd., ADR	6,600	161,304
United Overseas Bank, Ltd.	47,000	983,590
		16,581,716
South Korea - 6.3%
DB Insurance Company, Ltd.	27,705	1,502,792
Hana Financial Group, Inc.	358,991	13,835,865
KB Financial Group, Inc., ADR	324,383	15,635,261
Samsung Electronics Company, Ltd.,
GDR (B)	35,200	41,647,950
		72,621,868

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden - 0.5%
Getinge AB, B Shares	569,372	$5,527,922
Switzerland - 3.6%
Landis+Gyr Group AG (A)	59,835	4,371,655
Roche Holding AG	108,167	23,192,285
UBS Group AG (A)	937,355	14,149,759
		41,713,699
Taiwan - 2.3%
Catcher Technology Company, Ltd.	742,000	8,601,545
Quanta Computer, Inc.	3,866,000	6,822,899
Taiwan Semiconductor
Manufacturing Company, Ltd.	1,470,000	10,975,751
		26,400,195
Thailand - 1.8%
Bangkok Bank PCL	472,400	2,842,578
Bangkok Bank PCL, NVDR	1,900,300	11,212,041
Kasikornbank PCL, Foreign
Quota Shares	183,700	1,116,168
Kasikornbank PCL, NVDR	862,300	5,153,244
		20,324,031
United Kingdom - 16.0%
Aviva PLC	1,238,515	8,391,742
BAE Systems PLC	1,471,530	12,491,567
Barclays PLC	4,284,849	11,222,998
BP PLC	5,035,676	38,513,742
Cobham PLC (A)	3,895,451	6,434,666
HSBC Holdings PLC	1,914,788	18,328,602
Johnson Matthey PLC	373,195	17,401,780
Kingfisher PLC	4,047,572	16,424,369
Rolls-Royce Holdings PLC (A)	831,474	9,099,923
SIG PLC	4,791,604	8,504,931
Standard Chartered PLC	2,793,854	27,975,899
Travis Perkins PLC	488,132	8,721,121
		183,511,340
TOTAL COMMON STOCKS (Cost $915,730,424)		$1,083,232,886

RIGHTS - 0.0%
Rolls-Royce Holdings PLC (Expiration
Date: 7-2-18) (A)(D)	59,034,654	78,477
TOTAL RIGHTS (Cost $82,167)		$78,477

SECURITIES LENDING COLLATERAL - 3.9%
John Hancock Collateral Trust,
1.8769% (E)(F)	4,427,815	44,298,080
TOTAL SECURITIES LENDING COLLATERAL (Cost
$44,294,593)		$44,298,080

SHORT-TERM INVESTMENTS - 4.4%
U.S. Government Agency - 4.4%
Federal Home Loan Bank Discount Note
1.550%, 06/01/2018 *	$50,400,000	50,400,000
TOTAL SHORT-TERM INVESTMENTS (Cost $50,400,000)		$50,400,000
Total Investments (International Value Fund)
(Cost $1,010,507,184) - 102.8%		$1,178,009,443
Other assets and liabilities, net - (2.8%)		(32,417,363)
TOTAL NET ASSETS - 100.0%		$1,145,592,080

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $42,171,635.
(D)	Strike price and/or expiration date not available.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Mid Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 94.0%
Consumer discretionary – 27.4%
Automobiles – 1.0%
Ferrari NV	120,764	$15,862,351
Diversified consumer services – 0.0%
The Honest Company, Inc. (A)(B)(C)	60,870	700,005
Hotels, restaurants and leisure – 10.8%
Hilton Grand Vacations, Inc. (C)	341,012	13,558,637
Hilton Worldwide Holdings, Inc.	536,480	43,299,301
Marriott Vacations Worldwide Corp.	136,513	16,414,323
Melco Resorts &
Entertainment, Ltd., ADR	791,923	25,864,205
MGM Resorts International	421,857	13,267,403
Planet Fitness, Inc., Class A (C)	696,322	27,595,241
Vail Resorts, Inc.	123,033	29,625,116
		169,624,226
Household durables – 0.9%
Mohawk Industries, Inc. (C)	72,066	14,704,347
Internet and direct marketing retail – 4.4%
Shutterfly, Inc. (C)	199,762	18,805,595
TripAdvisor, Inc. (C)(D)	196,091	10,224,185
Wayfair, Inc., Class A (C)(D)	439,953	40,629,660
		69,659,440
Leisure products – 1.2%
Polaris Industries, Inc. (D)	170,076	19,031,504
Media – 0.8%
Liberty Media Corp.-Liberty Formula
One, Series C (C)	391,299	12,357,222
Multiline retail – 2.7%
Dollar Tree, Inc. (C)	522,042	43,115,449
Specialty retail – 3.4%
Floor & Decor Holdings, Inc.,
Class A (C)(D)	679,333	31,928,651
JAND, Inc., Class A (A)(B)(C)	57,523	880,735
Tiffany & Company	153,838	20,118,934
		52,928,320
Textiles, apparel and luxury goods – 2.2%
Skechers U.S.A., Inc., Class A (C)	296,286	8,610,071
Under Armour, Inc., Class A (C)(D)	736,146	15,385,451
Under Armour, Inc., Class C (C)(D)	548,717	10,381,726
		34,377,248
		432,360,112
Consumer staples – 1.0%
Food products – 1.0%
Lamb Weston Holdings, Inc.	237,061	15,112,639

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy – 1.2%
Oil, gas and consumable fuels – 1.2%
WPX Energy, Inc. (C)	1,017,751	$18,533,246
Financials – 2.9%
Capital markets – 2.9%
TD Ameritrade Holding Corp.	769,421	45,549,723
Health care – 17.1%
Biotechnology – 5.3%
Exact Sciences Corp. (C)	738,577	43,974,875
Ionis Pharmaceuticals, Inc. (C)(D)	331,021	15,442,130
Sage Therapeutics, Inc. (C)	63,332	9,670,163
Seattle Genetics, Inc. (C)	151,694	9,175,970
Spark Therapeutics, Inc. (C)(D)	76,789	6,126,994
		84,390,132
Health care equipment and supplies – 9.9%
Align Technology, Inc. (C)	123,298	40,928,771
Baxter International, Inc.	330,763	23,431,251
DexCom, Inc. (C)(D)	297,837	26,206,678
Edwards Lifesciences Corp. (C)	249,403	34,245,526
Insulet Corp. (C)	327,035	30,672,613
		155,484,839
Health care technology – 1.3%
Veeva Systems, Inc., Class A (C)	259,638	20,085,596
Pharmaceuticals – 0.6%
Nektar Therapeutics (C)	36,835	2,956,745
Ono Pharmaceutical Company, Ltd.	273,430	6,754,368
		9,711,113
		269,671,680
Industrials – 11.9%
Aerospace and defense – 1.1%
Harris Corp.	118,141	17,776,676
Airlines – 1.5%
JetBlue Airways Corp. (C)	1,284,826	24,270,363
Commercial services and supplies – 1.2%
The Brink’s Company	228,860	18,137,155
Electrical equipment – 2.1%
Rockwell Automation, Inc. (D)	187,244	32,844,470
Machinery – 1.3%
IDEX Corp.	147,639	20,474,577
Professional services – 3.0%
CoStar Group, Inc. (C)	125,938	48,010,084
Road and rail – 1.7%
J.B. Hunt Transport Services, Inc.	146,655	18,786,506
Knight-Swift Transportation
Holdings, Inc.	198,105	8,058,911
		26,845,417
		188,358,742
Information technology – 29.1%
Electronic equipment, instruments and components – 4.0%
II-VI, Inc. (C)	400,977	17,622,939
IPG Photonics Corp. (C)	105,974	25,568,347
Zebra Technologies Corp., Class A (C)	127,325	19,545,661
		62,736,947
Internet software and services – 3.8%
2U, Inc. (C)	183,316	17,378,357
Dropbox, Inc. (C)	13,690	391,575
GoDaddy, Inc., Class A (C)	235,930	16,890,229
Spotify Technology SA (C)	163,589	25,799,618
		60,459,779
Semiconductors and semiconductor equipment – 6.4%
Advanced Micro Devices, Inc. (C)(D)	1,693,160	23,247,087
Microchip Technology, Inc. (D)	515,528	50,202,117
Teradyne, Inc.	734,103	27,829,845
		101,279,049
Software – 14.9%
Autodesk, Inc. (C)	173,141	22,352,503
Birst, Inc. (B)(C)	748,062	142,133
Ceridian HCM Holding, Inc. (C)(D)	11,500	396,980
DraftKings, Inc. (A)(B)(C)	2,143,227	3,000,518
Fair Isaac Corp. (C)	94,542	17,398,564
Guidewire Software, Inc. (C)	548,163	50,891,453
ServiceNow, Inc. (C)	372,498	66,159,370
Workday, Inc., Class A (C)	438,042	57,365,980
Zuora, Inc. (C)	820,339	17,201,969
		234,909,470
		459,385,245
Materials – 2.8%
Construction materials – 1.5%
Vulcan Materials Company	180,936	23,112,765
Containers and packaging – 1.3%
Packaging Corp. of America	177,093	20,808,428
		43,921,193
Real estate – 0.6%
Real estate management and development – 0.6%
WeWork Companies, Inc.,
Class A (A)(B)(C)	15,058	780,155
Willscot Corp. (C)(D)	742,010	9,052,522
		9,832,677
TOTAL COMMON STOCKS (Cost $1,135,171,261)		$1,482,725,257

PREFERRED SECURITIES – 5.8%
Consumer discretionary – 1.1%
Diversified consumer services – 0.3%
The Honest Company, Inc. (A)(B)(C)	142,030	4,404,350
Internet and direct marketing retail – 0.7%
Coupang LLC (A)(B)(C)	2,300,670	11,089,229
One Kings Lane, Inc. (B)(C)	529,764	84,762
		11,173,991
Specialty retail – 0.1%
JAND, Inc., Series D (A)(B)(C)	128,449	1,966,683
		17,545,024
Information technology – 3.5%
Internet software and services – 2.2%
Lookout, Inc., Series F (A)(B)(C)	392,767	3,283,532
Uber Technologies, Inc. (A)(B)(C)	809,084	31,222,552
		34,506,084
Software – 1.3%
Essence Group Holdings Corp. (A)(B)(C)	2,958,957	6,509,705
MarkLogic Corp., Series F (A)(B)(C)	507,686	5,483,009
Pinterest, Inc., Series G (A)(B)(C)	960,835	8,051,797
		20,044,511
		54,550,595
Real estate – 1.2%
Real estate management and development – 1.2%
WeWork Companies, Inc.,
Series D1 (A)(B)(C)	205,905	10,667,938

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Real estate management and development (continued)
WeWork Companies, Inc.,
Series D2 (A)(B)(C)	161,782	$8,381,925
		19,049,863
TOTAL PREFERRED SECURITIES (Cost $55,103,756)		$91,145,482

WARRANTS – 0.0%
Willscot Corp. (Expiration
Date: 10-16-20; Strike Price:
$11.50) (C)	778,240	972,800
TOTAL WARRANTS (Cost $669,286)		$972,800

SECURITIES LENDING COLLATERAL – 9.9%
John Hancock Collateral Trust,
1.8769% (E)(F)	15,692,656	156,997,179
TOTAL SECURITIES LENDING COLLATERAL (Cost
$156,973,647)		$156,997,179

SHORT-TERM INVESTMENTS – 0.2%
Repurchase agreement – 0.2%
Societe Generale SA Tri-Party
Repurchase Agreement dated 5-31-18
at 1.780% to be repurchased at
$2,600,129 on 6-1-18, collateralized
by $2,574,000 U.S. Treasury Bonds,
3.125% due 8-15-44 (valued at
$2,652,029, including interest)	$2,600,000	2,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $2,600,000)		$2,600,000
Total Investments (Mid Cap Stock Fund)
(Cost $1,350,517,950) – 109.9%		$1,734,440,718
Other assets and liabilities, net – (9.9%)		(156,921,266)
TOTAL NET ASSETS – 100.0%		$1,577,519,452

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(B)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(C)	Non-income producing security.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $153,602,108.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Mid Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.7%
Consumer discretionary – 5.7%
Diversified consumer services – 0.9%
Strayer Education, Inc. (A)	105,748	$11,558,256
Leisure products – 0.2%
Mattel, Inc. (A)	174,188	2,703,398
Media – 2.6%
News Corp., Class A	1,244,219	18,700,612
Scholastic Corp.	77,200	3,473,228
Viacom, Inc., Class B	496,861	13,464,933
		35,638,773
Specialty retail – 1.1%
Chico’s FAS, Inc.	14,880	125,885
The Gap, Inc.	40,800	1,141,584
Tiffany & Company	110,070	14,394,955
		15,662,424
Textiles, apparel and luxury goods – 0.9%
Ralph Lauren Corp.	95,307	12,826,416
		78,389,267
Consumer staples – 10.9%
Beverages – 1.4%
Carlsberg A/S, Class B	169,990	18,878,640
Food and staples retailing – 2.2%
Sysco Corp.	164,100	10,671,423
The Kroger Company	803,230	19,542,586
		30,214,009
Food products – 5.8%
Archer-Daniels-Midland Company	307,163	13,429,166
Bunge, Ltd.	466,902	32,473,034
Campbell Soup Company (A)	174,800	5,880,272
Flowers Foods, Inc.	1,001,745	20,335,424
General Mills, Inc.	160,905	6,804,672
Hostess Brands, Inc. (B)	81,889	1,116,147
		80,038,715
Household products – 0.6%
Kimberly-Clark Corp.	77,400	7,805,790
Personal products – 0.9%
Edgewell Personal Care Company (B)	297,954	13,026,549
		149,963,703
Energy – 10.6%
Energy equipment and services – 1.0%
Frank’s International NV (A)	519,730	3,835,607
SEACOR Holdings, Inc. (B)	58,115	3,035,346
SEACOR Marine Holdings, Inc. (B)	154,413	3,625,617
Tidewater, Inc. (A)(B)	114,400	3,314,168
		13,810,738
Oil, gas and consumable fuels – 9.6%
Apache Corp.	431,243	17,249,720
ARC Resources, Ltd.	402,200	4,144,217
Cameco Corp.	1,035,226	10,693,885
Dorian LPG, Ltd. (B)	17,812	143,921
EQT Corp.	627,240	32,327,950
Hess Corp.	583,370	35,247,215
Imperial Oil, Ltd. (A)	568,800	18,582,696
Murphy Oil Corp.	457,651	14,072,768
		132,462,372
		146,273,110
Financials – 18.2%
Banks – 3.2%
Fifth Third Bancorp	808,462	24,722,768
Popular, Inc.	199,984	9,047,276
Westamerica Bancorporation (A)	179,654	10,281,598
		44,051,642
Capital markets – 2.7%
Franklin Resources, Inc.	278,700	9,355,959
Lazard, Ltd., Class A	113,665	5,846,928
Northern Trust Corp.	203,895	20,903,315

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Waddell & Reed Financial, Inc.,
Class A (A)	85,500	$1,658,700
		37,764,902
Consumer finance – 1.9%
Ally Financial, Inc.	304,149	7,801,422
Synchrony Financial	525,836	18,209,701
		26,011,123
Diversified financial services – 3.3%
Groupe Bruxelles Lambert SA	30,419	3,217,076
Jefferies Financial Group, Inc.	1,006,701	22,026,618
Pargesa Holding SA	72,644	6,367,915
Voya Financial, Inc.	269,301	13,987,494
		45,599,103
Insurance – 6.5%
Axis Capital Holdings, Ltd.	44,500	2,529,825
Brighthouse Financial, Inc. (B)	102,700	4,838,197
Brown & Brown, Inc.	552,238	15,341,172
CNA Financial Corp.	291,085	13,675,173
Kemper Corp.	139,696	10,819,455
Loews Corp.	436,459	21,329,751
Marsh & McLennan Companies, Inc.	165,633	13,311,924
The Progressive Corp.	100,972	6,269,351
Validus Holdings, Ltd.	18,400	1,246,784
		89,361,632
Thrifts and mortgage finance – 0.6%
Capitol Federal Financial, Inc. (A)	612,913	8,053,677
		250,842,079
Health care – 13.8%
Biotechnology – 2.3%
Alkermes PLC (A)(B)	309,523	14,609,486
Incyte Corp. (B)	87,000	5,939,490
Seattle Genetics, Inc. (B)	181,554	10,982,201
		31,531,177
Health care equipment and supplies – 4.4%
Baxter International, Inc.	360,206	25,516,993
DexCom, Inc. (A)(B)	78,660	6,921,293
Hologic, Inc. (B)	428,503	16,235,979
Zimmer Biomet Holdings, Inc.	104,614	11,665,507
		60,339,772
Health care providers and services – 4.4%
Cardinal Health, Inc.	192,300	10,016,907
Henry Schein, Inc. (B)	96,500	6,677,800
MEDNAX, Inc. (B)	167,415	7,675,978
Patterson Companies, Inc. (A)	777,200	16,259,024
Select Medical Holdings Corp. (B)	1,136,359	20,568,098
		61,197,807
Pharmaceuticals – 2.7%
Mylan NV (B)	49,300	1,896,078
Perrigo Company PLC	249,162	18,228,692
Teva Pharmaceutical
Industries, Ltd., ADR	421,500	9,062,250
Zoetis, Inc.	90,969	7,614,105
		36,801,125
		189,869,881
Industrials – 9.4%
Aerospace and defense – 3.6%
Cobham PLC (B)	3,001,691	4,958,334
Textron, Inc.	663,009	44,143,139
		49,101,473
Air freight and logistics – 2.7%
C.H. Robinson Worldwide, Inc.	285,690	24,855,030
Expeditors International of
Washington, Inc.	164,693	12,266,335
		37,121,365
Commercial services and supplies – 0.7%
Cintas Corp.	55,659	10,143,853
Machinery – 1.8%
AGCO Corp.	68,300	4,343,880
Wabtec Corp. (A)	55,378	5,399,909
Xylem, Inc.	220,778	15,542,771
		25,286,560
Road and rail – 0.6%
Kansas City Southern	69,964	7,496,643
		129,149,894
Information technology – 1.5%
Electronic equipment, instruments and components – 1.2%
AVX Corp.	477,549	7,301,724
National Instruments Corp.	205,550	8,554,991
		15,856,715
Semiconductors and semiconductor equipment – 0.3%
Marvell Technology Group, Ltd.	224,957	4,845,574
		20,702,289
Materials – 7.5%
Chemicals – 0.6%
CF Industries Holdings, Inc.	60,769	2,500,037
FMC Corp.	62,280	5,423,965
The Mosaic Company	6,200	170,438
		8,094,440
Construction materials – 1.4%
Vulcan Materials Company	153,216	19,571,812
Containers and packaging – 0.1%
WestRock Company	30,487	1,795,075
Metals and mining – 5.4%
Barrick Gold Corp.	712,400	9,396,556
Cia de Minas Buenaventura SAA, ADR	392,100	6,065,787
Franco-Nevada Corp.	267,400	18,855,763
Newmont Mining Corp.	667,023	25,967,205
Nucor Corp.	213,146	13,681,842
		73,967,153
		103,428,480
Real estate – 7.5%
Equity real estate investment trusts – 6.1%
Equity Commonwealth (B)	635,649	19,775,040
Equity Residential	258,014	16,510,316
Forest City Realty Trust, Inc., Class A	192,800	3,927,336
Rayonier, Inc.	621,306	24,150,164
Regency Centers Corp.	142,002	8,247,476
Taubman Centers, Inc.	15,788	861,867
Weyerhaeuser Company	275,469	10,283,258
		83,755,457
Real estate management and development – 1.4%
Realogy Holdings Corp. (A)	667,992	15,891,530
The St. Joe Company (A)(B)	213,550	3,801,190
		19,692,720
		103,448,177
Telecommunication services – 0.3%
Wireless telecommunication services – 0.3%
Telephone & Data Systems, Inc.	124,562	3,182,559

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities – 6.3%
Electric utilities – 4.5%
Entergy Corp.	76,102	$6,157,413
FirstEnergy Corp.	1,047,423	36,052,300
PG&E Corp.	448,100	19,416,173
		61,625,886
Independent power and renewable electricity producers –
1.3%
NRG Energy, Inc.	224,214	7,674,845
Vistra Energy Corp. (B)	425,300	10,432,609
		18,107,454
Multi-utilities – 0.5%
SCANA Corp.	179,100	6,501,330
		86,234,670
TOTAL COMMON STOCKS (Cost $1,022,535,888)		$1,261,484,109

PREFERRED SECURITIES – 0.2%
Consumer staples – 0.2%
Food products – 0.2%
Bunge, Ltd., 4.875%	31,449	3,341,142
TOTAL PREFERRED SECURITIES (Cost $3,563,298)		$3,341,142

SECURITIES LENDING COLLATERAL – 6.1%
John Hancock Collateral Trust,
1.8769% (C)(D)	8,373,664	83,774,317
TOTAL SECURITIES LENDING COLLATERAL (Cost
$83,769,264)		$83,774,317
SHORT-TERM INVESTMENTS – 7.9%
Money market funds – 7.9%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (C)	2,000,000	2,000,000
T. Rowe Price Government Reserve Fund,
1.7588% (C)	107,613,854	107,613,854
		109,613,854
TOTAL SHORT-TERM INVESTMENTS (Cost $109,613,854)		$109,613,854
Total Investments (Mid Value Fund)
(Cost $1,219,482,304) – 105.9%		$1,458,213,422
Other assets and liabilities, net – (5.9%)		(81,882,084)
TOTAL NET ASSETS – 100.0%		$1,376,331,338

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $81,966,604.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 5-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Aggressive Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 67.0%
Equity - 67.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	15,724,062	$204,727,287
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $206,970,847)		$204,727,287

UNAFFILIATED INVESTMENT COMPANIES - 33.1%
Exchange-traded funds - 33.1%
Financial Select Sector SPDR Fund	191,747	5,211,683
iShares Edge MSCI Min Vol USA ETF	293,128	15,406,808
iShares Global Infrastructure ETF	19,758	849,199
Vanguard Dividend Appreciation ETF	100,257	10,214,183
Vanguard Energy ETF	28,486	2,989,893
Vanguard FTSE All World ex-US
Small-Cap ETF	50,907	6,080,841
Vanguard FTSE Developed Markets ETF	25,154	1,111,052
Vanguard FTSE Emerging Markets ETF	286,487	12,780,185
Vanguard Global ex-U.S. Real Estate ETF	13,947	842,259
Vanguard Health Care ETF	26,035	4,095,566
Vanguard Information Technology ETF	19,542	3,576,381
Vanguard Materials ETF	12,570	1,666,782
Vanguard Mid-Cap ETF	133,288	20,887,562
Vanguard Real Estate ETF (D)	33,316	2,628,299
Vanguard S&P 500 ETF	14,142	3,518,388
Vanguard Small-Cap ETF	60,757	9,416,727
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$90,494,319)		$101,275,808

SECURITIES LENDING COLLATERAL - 0.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	266,225	2,663,453
TOTAL SECURITIES LENDING
COLLATERAL (Cost $2,663,435)		$2,663,453

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	99,147	99,147
TOTAL SHORT-TERM INVESTMENTS
(Cost $99,147)		$99,147
Total Investments (Multi-Index Lifestyle
Aggressive Portfolio) (Cost $300,227,748) -
101.0%		$308,765,695
Other assets and liabilities, net - (1.0%)		(3,139,549)
TOTAL NET ASSETS - 100.0%		$305,626,146

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of the securities on loan amounted to $2,610,855.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Balanced Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 39.8%
Equity - 39.8%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	25,498,283	$331,987,644
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $333,271,174)		$331,987,644

UNAFFILIATED INVESTMENT COMPANIES - 60.4%
Exchange-traded funds - 60.4%
Financial Select Sector SPDR Fund	371,707	10,102,996
iShares Edge MSCI Min Vol USA ETF	792,918	41,675,770
iShares Global Infrastructure ETF	38,120	1,638,398
iShares JP Morgan USD Emerging Markets
Bond ETF	175,595	19,111,760
iShares TIPS Bond ETF	88,864	9,995,423
PowerShares Senior Loan Portfolio	1,758,842	40,435,778
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	533,905	19,017,696
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	461,570	12,619,324
Vanguard Dividend Appreciation ETF	271,806	27,691,595
Vanguard Energy ETF	55,646	5,840,604
Vanguard FTSE All World ex-US
Small-Cap ETF	66,585	7,953,578
Vanguard FTSE Developed Markets ETF	928	40,990
Vanguard FTSE Emerging Markets ETF	160,704	7,169,005
Vanguard Global ex-U.S. Real Estate ETF	26,894	1,624,129
Vanguard Health Care ETF	34,795	5,473,601
Vanguard Information Technology ETF	28,998	5,306,924
Vanguard Intermediate-Term Corporate
Bond ETF	893,043	74,944,169
Vanguard Materials ETF	24,387	3,233,716
Vanguard Mid-Cap ETF	185,709	29,102,457
Vanguard Real Estate ETF (D)	63,302	4,993,895
Vanguard S&P 500 ETF	169	42,046
Vanguard Short-Term Bond ETF	442,230	34,626,609
Vanguard Short-Term Corporate Bond ETF	485,129	37,980,749
Vanguard Short-Term Inflation-Protected
Securities ETF	404,837	19,853,206
Vanguard Small-Cap ETF	76,213	11,812,253
Vanguard Total Bond Market ETF	763,625	60,639,461
Xtrackers USD High Yield Corporate
Bond ETF	211,750	10,430,805
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$491,184,058)		$503,356,937

SECURITIES LENDING COLLATERAL - 2.9%
John Hancock Collateral Trust, 1.8769% (E)(F)	2,439,548	24,406,459
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,403,674)		$24,406,459

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	1,014	1,014
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,014)		$1,014
Total Investments (Multi-Index Lifestyle
Balanced Portfolio) (Cost $848,859,920) -
103.1%		$859,752,054
Other assets and liabilities, net - (3.1%)		(26,169,192)
TOTAL NET ASSETS - 100.0%		$833,582,862

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $23,898,939.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Conservative Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 12.0%
Equity - 12.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	1,414,840	$18,421,216
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $18,255,280)		$18,421,216

UNAFFILIATED INVESTMENT COMPANIES - 88.0%
Exchange-traded funds - 88.0%
iShares Edge MSCI Min Vol USA ETF	88,058	4,628,328
iShares Global Infrastructure ETF	5,838	250,917
iShares JP Morgan USD Emerging Markets
Bond ETF	45,660	4,969,634
iShares TIPS Bond ETF	32,440	3,648,851
PowerShares Senior Loan Portfolio	527,084	12,117,661
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	140,241	4,995,384
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	114,361	3,126,630
Vanguard Dividend Appreciation ETF	30,096	3,066,180
Vanguard Energy ETF (D)	8,330	874,317
Vanguard FTSE Developed Markets ETF	172	7,597
Vanguard FTSE Emerging Markets ETF	5,885	262,530
Vanguard Global ex-U.S. Real Estate ETF	4,139	249,954
Vanguard Intermediate-Term Bond ETF	103,228	8,376,952
Vanguard Intermediate-Term Corporate
Bond ETF	329,838	27,680,006
Vanguard Materials ETF	3,722	493,537
Vanguard Mid-Cap ETF	7,146	1,119,850
Vanguard Real Estate ETF (D)	9,554	753,715
Vanguard Short-Term Bond ETF	145,482	11,391,241
Vanguard Short-Term Corporate Bond ETF	192,678	15,084,761
Vanguard Short-Term Inflation-Protected
Securities ETF	147,869	7,251,496
Vanguard Small-Cap ETF	2,316	358,957
Vanguard Total Bond Market ETF	278,283	22,098,453
Xtrackers USD High Yield Corporate Bond
ETF (D)	46,570	2,294,038
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$136,695,134)		$135,100,989

SECURITIES LENDING COLLATERAL - 5.5%
John Hancock Collateral Trust, 1.8769% (E)(F)	848,922	8,493,037
TOTAL SECURITIES LENDING
COLLATERAL (Cost $8,492,856)		$8,493,037

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Conservative Portfolio (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	112,995	$112,995
TOTAL SHORT-TERM INVESTMENTS
(Cost $112,995)		$112,995
Total Investments (Multi-Index Lifestyle
Conservative Portfolio) (Cost
$163,556,265) - 105.6%		$162,128,237
Other assets and liabilities, net - (5.6%)		(8,621,621)
TOTAL NET ASSETS - 100.0%		$153,506,616

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $8,314,929.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Growth Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 53.2%
Equity - 53.2%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	29,546,618	$384,696,965
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $388,442,806)		$384,696,965

UNAFFILIATED INVESTMENT COMPANIES - 46.9%
Exchange-traded funds - 46.9%
Financial Select Sector SPDR Fund	389,313	10,581,527
iShares Edge MSCI Min Vol USA ETF	717,065	37,688,936
iShares Global Infrastructure ETF (D)	39,820	1,711,464
iShares JP Morgan USD Emerging Markets
Bond ETF	95,007	10,340,562
iShares TIPS Bond ETF	37,344	4,200,453
PowerShares Senior Loan Portfolio	696,729	16,017,800
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	226,423	8,065,187
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	200,523	5,482,299
Vanguard Dividend Appreciation ETF	244,803	24,940,530
Vanguard Energy ETF	56,966	5,979,151
Vanguard FTSE All World ex-US
Small-Cap ETF	92,221	11,015,798
Vanguard FTSE Developed Markets ETF	191,199	8,445,260
Vanguard FTSE Emerging Markets ETF	342,633	15,284,858
Vanguard Global ex-U.S. Real Estate ETF	28,094	1,696,597
Vanguard Health Care ETF	41,747	6,567,221
Vanguard Information Technology ETF	32,644	5,974,178
Vanguard Intermediate-Term Corporate
Bond ETF	395,509	33,191,115
Vanguard Materials ETF	25,246	3,347,620
Vanguard Mid-Cap ETF	234,942	36,817,761
Vanguard Real Estate ETF (D)	67,172	5,299,199
Vanguard S&P 500 ETF	146	36,323
Vanguard Short-Term Bond ETF	199,124	15,591,409
Vanguard Short-Term Corporate Bond ETF	214,354	16,781,775
Vanguard Short-Term Inflation-Protected
Securities ETF	170,301	8,351,561
Vanguard Small-Cap ETF	86,749	13,445,228
Vanguard Total Bond Market ETF	338,732	26,898,708
Xtrackers USD High Yield Corporate Bond
ETF (D)	95,840	4,721,078
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$320,147,426)		$338,473,598

SECURITIES LENDING COLLATERAL - 2.6%
John Hancock Collateral Trust, 1.8769% (E)(F)	1,877,262	18,781,066
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,778,902)		$18,781,066

SHORT-TERM INVESTMENTS - 0.1%
Money market funds - 0.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	194,299	194,299
TOTAL SHORT-TERM INVESTMENTS
(Cost $194,299)		$194,299
Total Investments (Multi-Index Lifestyle
Growth Portfolio) (Cost $727,563,433) -
102.8%		$742,145,928
Other assets and liabilities, net - (2.8%)		(19,885,907)
TOTAL NET ASSETS - 100.0%		$722,260,021

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $18,388,145.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Multi-Index Lifestyle Moderate Portfolio

	Shares or
	Principal
	Amount	Value
AFFILIATED INVESTMENT COMPANIES (A) - 26.0%
Equity - 26.0%
Strategic Equity Allocation, Class NAV, JHF II
(JHAM) (B)(C)	4,609,496	$60,015,638
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $60,376,955)		$60,015,638

UNAFFILIATED INVESTMENT COMPANIES - 74.2%
Exchange-traded funds - 74.2%
iShares Edge MSCI Min Vol USA ETF	228,367	12,002,970
iShares Global Infrastructure ETF	8,665	372,422
iShares JP Morgan USD Emerging Markets
Bond ETF	64,491	7,019,200
iShares TIPS Bond ETF	33,949	3,818,584

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Multi-Index Lifestyle Moderate Portfolio (continued)

	Shares or
	Principal
	Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
PowerShares Senior Loan Portfolio	626,258	$14,397,671
SPDR Bloomberg Barclays High Yield Bond
ETF (D)	213,134	7,591,833
SPDR Bloomberg Barclays Short Term High
Yield Bond ETF	173,596	4,746,115
Vanguard Dividend Appreciation ETF	78,049	7,951,632
Vanguard Energy ETF (D)	12,545	1,316,723
Vanguard FTSE Developed Markets ETF	260	11,484
Vanguard FTSE Emerging Markets ETF	4,045	180,447
Vanguard Global ex-U.S. Real Estate ETF	6,130	370,191
Vanguard Intermediate-Term Bond ETF	66,705	5,413,111
Vanguard Intermediate-Term Corporate
Bond ETF	394,400	33,098,048
Vanguard Materials ETF	5,555	736,593
Vanguard Mid-Cap ETF	29,299	4,591,446
Vanguard Real Estate ETF (D)	14,337	1,131,046
Vanguard S&P 500 ETF	47	11,693
Vanguard Short-Term Bond ETF	129,959	10,175,790
Vanguard Short-Term Corporate Bond ETF	223,606	17,506,114
Vanguard Short-Term Inflation-Protected
Securities ETF	155,567	7,629,006
Vanguard Small-Cap ETF	8,327	1,290,602
Vanguard Total Bond Market ETF	333,374	26,473,229
Xtrackers USD High Yield Corporate Bond
ETF (D)	70,519	3,473,766
TOTAL UNAFFILIATED
INVESTMENT COMPANIES (Cost
$171,069,821)		$171,309,716

SECURITIES LENDING COLLATERAL - 5.4%
John Hancock Collateral Trust, 1.8769% (E)(F)	1,253,938	12,545,025
TOTAL SECURITIES LENDING
COLLATERAL (Cost $12,544,669)		$12,545,025

SHORT-TERM INVESTMENTS - 0.0%
Money market funds - 0.0%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (E)	1,014	1,014
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,014)		$1,014
Total Investments (Multi-Index Lifestyle
Moderate Portfolio) (Cost $243,992,459) -
105.6%		$243,871,393
Other assets and liabilities, net - (5.6%)		(12,932,230)
TOTAL NET ASSETS - 100.0%		$230,939,163

Security Abbreviations and Legend

JHAM	John Hancock Asset Management
JHF II	John Hancock Funds II
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(D)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $12,282,096.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Real Estate Securities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.7%
Consumer discretionary – 1.2%
Hotels, restaurants and leisure – 1.2%
Hotels, resorts and cruise lines – 1.2%
Extended Stay America, Inc.	238,248	$5,015,120
Information technology – 2.7%
IT services – 2.7%
IT consulting and other services –
2.7%
InterXion Holding NV (A)	175,394	11,200,661
Real estate – 95.8%
Equity real estate investment trusts –
95.8%
Diversified REITs – 3.8%
Empire State Realty Trust, Inc., Class A	108,727	1,844,010
STORE Capital Corp.	516,997	13,855,520
		15,699,530
Health care REITs – 8.9%
HCP, Inc.	556,217	13,332,521
Healthcare Realty Trust, Inc.	213,309	5,810,537
Omega Healthcare Investors, Inc.	108,214	3,316,759
Welltower, Inc.	245,869	14,174,348
		36,634,165
Hotel and resort REITs – 6.4%
LaSalle Hotel Properties	205,726	7,056,402
Ryman Hospitality Properties, Inc.	109,410	9,177,311
Sunstone Hotel Investors, Inc.	590,023	10,260,500
		26,494,213
Industrial REITs – 12.0%
Americold Realty Trust	287,042	5,913,065
DCT Industrial Trust, Inc.	167,567	10,913,639
First Industrial Realty Trust, Inc.	136,818	4,505,417
Prologis, Inc.	292,353	18,812,916
Rexford Industrial Realty, Inc.	308,578	9,649,234
		49,794,271
Office REITs – 12.1%
Alexandria Real Estate Equities, Inc.	144,590	18,062,183
Boston Properties, Inc.	52,069	6,340,442
Columbia Property Trust, Inc.	275,058	6,084,283
Cousins Properties, Inc.	296,851	2,796,336
Douglas Emmett, Inc.	348,423	13,410,801
JBG SMITH Properties	90,642	3,343,783
		50,037,828
Residential REITs – 19.4%
Camden Property Trust	182,110	16,025,680
Education Realty Trust, Inc.	155,450	5,680,143
Equity LifeStyle Properties, Inc.	152,104	13,826,254
Equity Residential	296,213	18,954,670
Essex Property Trust, Inc.	66,000	15,775,980
Invitation Homes, Inc.	458,672	10,095,371
		80,358,098
Retail REITs – 15.7%
Acadia Realty Trust	80,803	2,080,677
Agree Realty Corp.	162,414	8,598,197
GGP, Inc.	506,649	10,274,842
Regency Centers Corp.	46,954	2,727,088
Retail Properties of America, Inc.,
Class A	485,397	5,950,967
Simon Property Group, Inc.	180,495	28,918,909
The Macerich Company	90,873	5,055,265
Urban Edge Properties	65,420	1,430,735
		65,036,680

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Estate Securities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialized REITs – 17.5%
American Tower Corp.	7,226	$999,862
CoreSite Realty Corp.	108,700	11,539,592
CubeSmart	461,117	14,064,069
CyrusOne, Inc.	37,201	2,060,191
Equinix, Inc.	15,987	6,344,441
Extra Space Storage, Inc.	180,588	17,381,595
Four Corners Property Trust, Inc.	45,173	1,034,010
Life Storage, Inc.	64,777	5,993,168
Rayonier, Inc.	83,072	3,229,009
Weyerhaeuser Company	258,174	9,637,635
		72,283,572
TOTAL COMMON STOCKS (Cost $358,670,911)		$412,554,138
Total Investments (Real Estate
Securities Fund)
(Cost $358,670,911) – 99.7%		$412,554,138
Other assets and liabilities, net – 0.3%		1,150,409
TOTAL NET ASSETS – 100.0%		$413,704,547

Security Abbreviations and Legend

(A)	Non-income producing security.

Real Return Bond Fund

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 119.9%
U.S. Government – 103.0%
U.S. Treasury Inflation
Protected Securities
0.125%, 04/15/2019 to 07/15/2026		$211,939,883	$208,726,056
0.125%, 01/15/2022 (A)		2,502,698	2,462,526
0.250%, 01/15/2025		149,599,388	145,380,943
0.375%, 07/15/2023 to 01/15/2027		108,516,922	107,335,024
0.500%, 01/15/2028		36,781,912	35,854,943
0.625%, 07/15/2021 to 02/15/2043		217,860,515	216,914,048
0.750%, 02/15/2042 to 02/15/2045		16,490,617	15,774,700
0.875%, 02/15/2047		48,825,120	47,999,109
1.000%, 02/15/2046 to 02/15/2048		23,694,587	24,040,860
1.125%, 01/15/2021 (A)		912,576	927,167
1.250%, 07/15/2020		22,185,088	22,626,774
1.375%, 07/15/2018 to 02/15/2044		31,123,788	33,707,710
1.750%, 01/15/2028		19,982,229	21,784,546
1.875%, 07/15/2019		22,555,717	23,006,738
2.000%, 01/15/2026		14,931,101	16,353,280
2.125%, 02/15/2040 to 02/15/2041		34,871,511	43,505,033
2.375%, 01/15/2025 to 01/15/2027		127,967,191	142,033,586
2.500%, 01/15/2029		48,850,950	57,284,173
3.375%, 04/15/2032		4,989,326	6,644,115
3.625%, 04/15/2028		82,665,316	104,888,733
3.875%, 04/15/2029		18,090,571	23,817,640
U.S. Treasury Notes
1.875%, 04/30/2022 (A)		100,000	97,156
2.125%, 12/31/2021 (A)		499,000	490,579
2.125%, 12/31/2022		3,580,000	3,495,255
			1,305,150,694
U.S. Government Agency – 16.9%
Federal National Mortgage Association
2.577%, (12 month Treasury Average
Index + 1.200%), 10/01/2044 (B)		20,233	20,392
3.500%, TBA (C)		124,650,000	124,081,334
4.000%, TBA (C)		89,000,000	90,746,815
			214,848,541
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,526,799,784)			$1,519,999,235

FOREIGN GOVERNMENT OBLIGATIONS – 4.1%
Argentina – 0.3%
Republic of Argentina
5.875%, 01/11/2028		$1,500,000	1,311,015
6.875%, 01/26/2027		3,000,000	2,832,030
			4,143,045
Australia – 0.7%
Commonwealth of Australia
1.250%, 02/21/2022	AUD	4,100,000	3,591,206
3.000%, 09/20/2025		5,540,000	5,897,065
			9,488,271
Canada – 0.2%
Government of Canada
4.250%, 12/01/2026	CAD	2,874,852	2,919,618
Cyprus – 0.2%
Republic of Cyprus
2.750%, 06/27/2024	EUR	200,000	234,957
3.750%, 07/26/2023		520,000	648,095
3.875%, 05/06/2022		490,000	614,357
4.250%, 11/04/2025		450,000	568,600
			2,066,009
France – 0.8%
Government of France
0.100%, 03/01/2025		4,336,808	5,499,210
0.250%, 07/25/2024		2,053,233	2,642,601
1.850%, 07/25/2027		1,403,891	2,084,513
			10,226,324
Italy – 0.3%
Republic of Italy
2.350%, 09/15/2024 (D)		2,897,363	3,596,545
New Zealand – 0.3%
Dominion of New Zealand, Inflation
Linked Bond
2.111%, 09/20/2025	NZD	3,600,000	2,802,094
3.000%, 09/20/2030		600,000	511,393
			3,313,487
Qatar – 0.2%
Government of Qatar
3.875%, 04/23/2023 (D)		$1,200,000	1,198,022
5.103%, 04/23/2048 (D)		900,000	895,500
			2,093,522
Spain – 0.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	300,000	370,632
United Kingdom – 1.1%
Government of United Kingdom
4.250%, 12/07/2027	GBP	900,000	1,519,944
Government of United Kingdom,
Inflation Linked Bond
0.125%, 03/22/2026		3,828,890	5,922,509
0.125%, 03/22/2046		142,499	304,303
0.125%, 08/10/2048		425,351	942,362
0.125%, 11/22/2056		519,011	1,313,683
0.125%, 11/22/2065		558,862	1,667,024

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom,
Inflation Linked Bond (continued)
1.875%, 11/22/2022	GBP	1,244,935	$1,971,245
			13,641,070
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$53,677,457)			$51,858,523

CORPORATE BONDS – 3.2%
Consumer discretionary – 0.0%
American Honda Finance Corp. (3
month LIBOR + 0.350%) 2.713%,
11/05/2021 (B)		$20,000	20,021
Time Warner Cable LLC
8.250%, 04/01/2019		100,000	104,335
Volkswagen Group of America
Finance LLC
2.125%, 05/23/2019 (D)		300,000	297,942
			422,298
Consumer staples – 0.1%
BAT Capital Corp. (3 month LIBOR +
0.590%) 2.003%, 08/14/2020 (B)(D)		900,000	903,250
Energy – 0.6%
Enbridge, Inc. (3 month LIBOR +
0.400%) 2.737%, 01/10/2020 (B)		1,000,000	1,000,450
Gazprom OAO
4.625%, 10/15/2018	EUR	500,000	591,656
Kinder Morgan, Inc.
7.250%, 06/01/2018		$100,000	100,000
Petrobras Global Finance BV
4.375%, 05/20/2023		200,000	188,970
5.999%, 01/27/2028 (D)		2,638,000	2,442,788
5.999%, 01/27/2028		200,000	185,200
6.125%, 01/17/2022		700,000	733,250
7.375%, 01/17/2027		1,500,000	1,522,275
			6,764,589
Financials – 1.8%
American Tower Corp.
2.800%, 06/01/2020		100,000	99,024
Bank of America Corp. (5.875% to
3-15-28, then 3 month LIBOR +
2.931%) 03/15/2028 (E)		770,000	761,338
Bank of America NA
1.750%, 06/05/2018		2,200,000	2,199,962
BRFkredit A/S
2.500%, 10/01/2047	DKK	8,606	1,404
Credit Suisse Group Funding
Guernsey, Ltd.
3.800%, 09/15/2022		$500,000	500,443
Deutsche Bank AG
4.250%, 10/14/2021		4,200,000	4,162,620
General Motors Financial Company, Inc.
2.350%, 10/04/2019		100,000	99,280
HSBC Holdings PLC
6.000%, 03/29/2040	GBP	400,000	682,006
ING Bank NV
2.625%, 12/05/2022 (D)		$1,200,000	1,173,396
Intesa Sanpaolo SpA
6.500%, 02/24/2021 (D)		600,000	629,604
JPMorgan Chase & Co. (3 month
LIBOR + 3.470%) 5.829%,
07/30/2018 (B)(E)		1,500,000	1,509,375
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (F)	EUR	36,000	1,557
Navient Corp.
5.500%, 01/15/2019		$900,000	910,350
Nordea Kredit Realkreditaktieselskab
2.500%, 10/01/2047	DKK	3,383	552
Nykredit Realkredit A/S
2.500%, 10/01/2047		20,368	3,322
Realkredit Danmark A/S
2.500%, 07/01/2047		87,686	14,279
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		$900,000	877,799
The Goldman Sachs Group, Inc. (3
month LIBOR + 1.200%) 3.324%,
09/15/2020 (B)		2,000,000	2,033,754
The Royal Bank of Scotland Group PLC
4.700%, 07/03/2018		100,000	100,125
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,800,000	1,763,344
UBS AG (3 month LIBOR + 0.320%)
2.355%, 12/07/2018 (B)(D)		2,700,000	2,702,371
UBS AG (3 month LIBOR + 0.580%)
2.627%, 06/08/2020 (B)(D)		2,800,000	2,810,609
			23,036,514
Industrials – 0.1%
AerCap Ireland Capital DAC
3.750%, 05/15/2019		100,000	100,703
4.625%, 10/30/2020		300,000	307,074
International Lease Finance Corp.
5.875%, 04/01/2019		100,000	102,177
6.250%, 05/15/2019		400,000	411,785
8.250%, 12/15/2020		200,000	222,290
Ryder System, Inc.
2.450%, 09/03/2019		100,000	99,545
			1,243,574
Information technology – 0.1%
Dell International LLC
3.480%, 06/01/2019 (D)		200,000	200,768
eBay, Inc.
2.750%, 01/30/2023		700,000	676,777
VMware, Inc.
2.950%, 08/21/2022		280,000	268,890
3.900%, 08/21/2027		100,000	93,488
			1,239,923
Telecommunication services – 0.3%
AT&T, Inc.
5.150%, 02/15/2050 (D)		1,000,000	968,335
5.300%, 08/15/2058 (D)		300,000	288,878
AT&T, Inc. (3 month LIBOR + 0.950%)
3.298%, 07/15/2021 (B)		2,700,000	2,740,768
Telefonica Emisiones SAU
5.877%, 07/15/2019		200,000	206,386
			4,204,367
Utilities – 0.2%
NextEra Energy Capital Holdings, Inc. (3
month LIBOR + 0.315%) 2.372%,
09/03/2019 (B)		2,240,000	2,244,030
Sempra Energy (3 month LIBOR +
0.450%) 2.574%, 03/15/2021 (B)		500,000	501,005
			2,745,035
TOTAL CORPORATE BONDS (Cost
$53,618,655)			$40,559,550

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS – 0.0%
Tobacco Settlement Finance Authority
(West Virginia)
7.467%, 06/01/2047		$600,000	$600,024
TOTAL MUNICIPAL BONDS (Cost $574,442)			$600,024

COLLATERALIZED MORTGAGE
OBLIGATIONS – 1.5%
Commercial and residential – 1.5%
Banc of America Alternative Loan Trust
Series 2004-12, Class 1CB1
6.000%, 01/25/2035		2,078,498	2,106,449
Banc of America Mortgage Trust
Series 2005-A, Class 2A2
3.711%, 02/25/2035 (G)		170,318	168,716
Bear Stearns ALT-A Trust
Series 2003-3, Class 1A,
3.611%, 10/25/2033 (G)		3,533	3,646
Series 2004-9, Class 6A1,
3.984%, 09/25/2034 (G)		47,676	47,182
Bear Stearns ARM Trust
Series 2003-3, Class 3A2
4.053%, 05/25/2033 (G)		27,142	27,458
Bella Vista Mortgage Trust
Series 2005-1, Class 1A1 (1 month
LIBOR + 0.600%)
2.553%, 01/22/2045 (B)		493,486	473,667
Chevy Chase Funding LLC
Mortgage-Backed Certificates
Series 2004-A, Class A1 (1 month
EURIBOR + 0.360%)
2.320%, 03/25/2035 (B)(D)		1,147,164	1,140,830
Citicorp Mortgage Securities Trust
Series 2007-3, Class 3A1
5.500%, 04/25/2037		116,808	116,590
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (B)		15,975	16,045
Series 2005-6, Class A3 (1 Year CMT
+ 1.800%),
3.890%, 09/25/2035 (B)		18,506	18,060
Series 2015-2, Class 1A1 (1 month
LIBOR + 0.200%),
2.097%, 06/25/2047 (B)(D)		981,508	982,135
Countrywide Alternative Loan Trust
Series 2004-18CB, Class 4A1
5.500%, 09/25/2034		725,888	740,155
CSMC Trust
Series 2010-16, Class B9,
3.703%, 06/25/2050 (D)(G)		2,158,234	1,708,433
Series 2015-12R, Class 2A2 (1 month
LIBOR + 0.500%),
2.372%, 11/30/2037 (B)(D)		1,500,000	1,310,913
GSR Mortgage Loan Trust
Series 2004-12, Class 3A6
3.548%, 12/25/2034 (G)		526,016	529,896
HarborView Mortgage Loan Trust
Series 2004-1, Class 2A,
3.631%, 04/19/2034 (G)		1,988,509	1,970,002
Series 2005-9, Class B1 (1 month
LIBOR + 0.600%),
2.548%, 06/20/2035 (B)		1,424,035	1,411,616
JPMorgan Mortgage Trust
Series 2007-A1, Class 4A2
3.739%, 07/25/2035 (G)		116,837	120,204
LMREC, Inc.
Series 2015-CRE1, Class AR (1
month LIBOR + 0.980%)
2.948%, 02/22/2032 (B)(D)		790,000	790,213
MASTR Alternative Loan Trust
Series 2006-2, Class 2A1 (1 month
LIBOR + 0.400%)
2.360%, 03/25/2036 (B)		487,004	85,120
New York Mortgage Trust
Series 2006-1, Class 2A3
3.852%, 05/25/2036 (G)		503,617	489,139
Residential Accredit Loans Trust
Series 2006-QO6, Class A1 (1 month
LIBOR + 0.180%)
2.140%, 06/25/2046 (B)		735,958	321,199
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-19XS, Class 1A1 (1
month LIBOR + 0.320%)
2.280%, 10/25/2035 (B)		1,256,045	1,224,244
SWAN Trust
Series 2010-1, Class A (1 month
BBSW + 1.300%)
3.145%, 04/25/2041 (B)	AUD	352,012	269,867
Thornburg Mortgage Securities Trust
Series 2007-4, Class 2A1
3.364%, 09/25/2037 (G)		$1,500,182	1,497,321
WaMu Mortgage
Pass-Through Certificates
Series 2006-5, Class 3A6,
6.268%, 07/25/2036		560,267	244,112
Series 2007-HY3, Class 4A1,
3.600%, 03/25/2037 (G)		303,243	300,960
			18,114,172
U.S. Government Agency – 0.0%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		7,386	8,088
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		8,087	8,907
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		49,260	54,547
Series 2007-63, Class FC (1 month
LIBOR + 0.350%),
2.310%, 07/25/2037 (B)		211,919	211,567
			283,109
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $18,639,984)			$18,397,281

ASSET BACKED SECURITIES – 3.9%
ABFC Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.600%)
2.560%, 10/25/2034 (B)		304,117	305,354
B&M CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 0.730%)
3.078%, 04/16/2026 (B)(D)		400,000	399,994
Bayview Opportunity Master Fund IVb
Trust
Series 2018-SBR2, Class A1
3.844%, 04/28/2033 (D)		309,824	309,861

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Cavalry CLO IV, Ltd.
Series 2014-4A, Class AR (3 month
LIBOR + 0.850%)
3.198%, 10/15/2026 (B)(D)		$300,000	$299,822
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.220%, 10/25/2027 (B)(D)		1,120,000	1,119,983
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.310%, 10/25/2037 (B)(D)		1,955,382	1,972,487
Citigroup Mortgage Loan Trust, Inc.
Series 2005-HE4, Class M3 (1 month
LIBOR + 0.460%)
2.420%, 10/25/2035 (B)		1,400,000	1,289,530
Series 2006-AMC1, Class A1 (1
month LIBOR + 0.145%)
2.105%, 09/25/2036 (B)(D)		2,329,030	2,238,496
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037		432,915	299,721
Countrywide Asset-Backed Certificates
Series 2005-8, Class M5 (1 month
LIBOR + 0.975%)
2.935%, 12/25/2035 (B)		500,000	506,746
CSMC Trust
Series 2017-1A, Class A
4.500%, 03/25/2021		966,722	973,866
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.498%, 01/16/2026 (B)(D)		378,539	378,662
CWABS Asset-Backed Certificates Trust
Series 2005-11, Class MV3 (1 month
LIBOR + 0.530%)
2.490%, 02/25/2036 (B)		1,900,000	1,884,430
Elm Park CLO DAC
Series 1A, Class A1R (3 month
EURIBOR + 0.620%)
0.620%, 04/16/2029 (B)(D)	EUR	400,000	466,646
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (B)(D)		$1,600,000	1,600,000
First Franklin Mortgage Loan Trust
Series 2006-FF10, Class A5 (1 month
LIBOR + 0.310%)
2.270%, 07/25/2036 (B)		1,500,000	1,420,703
Halcyon Loan Advisors Funding, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.920%)
3.279%, 04/20/2027 (B)(D)		500,000	500,040
Home Equity Asset Trust
Series 2004-3, Class M1 (1 month
LIBOR + 0.855%)
2.815%, 08/25/2034 (B)		440,403	436,264
ICG US CLO, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.850%)
3.198%, 01/16/2028 (B)(D)		710,000	709,988
JMP Credit Advisors CLO IIIR, Ltd.
Series 2014-1RA, Class A (3 month
LIBOR + 0.850%)
2.575%, 01/17/2028 (B)(D)		900,000	893,957
Long Beach Mortgage Loan Trust
Series 2006-WL1, Class 1A1 (1
month LIBOR + 0.460%)
2.102%, 01/25/2046 (B)		53,478	53,494
Loomis Sayles CLO II, Ltd.
Series 2015-2A, Class A1R (3 month
LIBOR + 0.900%)
3.253%, 04/15/2028 (B)(D)		1,190,000	1,189,980
Monarch Grove CLO, Ltd
Series 2018-1A, Class A1 (3 month
LIBOR + 0.880%)
3.240%, 01/25/2028 (B)(D)		1,600,000	1,589,442
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2004-NC7, Class M3 (1 month
LIBOR + 0.975%)
2.935%, 07/25/2034 (B)		90,543	89,521
Series 2005-HE2, Class M2 (1 month
LIBOR + 0.660%)
2.620%, 01/25/2035 (B)		1,003,645	982,069
Navient Student Loan Trust
Series 2016-7A, Class A (1 month
LIBOR + 1.150%)
3.110%, 03/25/2066 (B)(D)		1,392,755	1,420,437
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.148%, 07/15/2027 (B)(D)		950,000	949,805
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.850%)
3.111%, 07/15/2027 (B)(D)		340,000	339,958
Penta CLO 2 BV
Series 2015-2A, Class AR (3 month
EURIBOR + 0.790%)
0.790%, 08/04/2028 (B)(D)	EUR	1,000,000	1,170,605
RASC Series Trust
Series 2005-KS8, Class M4 (1 month
LIBOR + 0.590%)
2.550%, 08/25/2035 (B)		$3,000,000	3,019,067
SLM Student Loan Trust
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.860%, 04/25/2023 (B)		4,407,900	4,494,029
Sound Point CLO IX, Ltd.
Series 2015-2A, Class AR (3 month
LIBOR + 0.880%)
3.239%, 07/20/2027 (B)(D)		300,000	300,029
Sound Point CLO VIII, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.860%)
3.208%, 04/15/2027 (B)(D)		900,000	899,545
Structured Asset Investment Loan Trust
Series 2005-10, Class A1 (1 month
LIBOR + 0.220%)
2.180%, 12/25/2035 (B)		818,761	814,314
Symphony CLO XV, Ltd.
Series 2014-15A, Class AR (3 month
LIBOR + 1.180%)
3.533%, 10/17/2026 (B)(D)		400,000	400,153
Symphony CLO XVII, Ltd.
Series 2016-17A, Class AR (3 month
LIBOR + 0.880%)
3.217%, 04/15/2028 (B)(D)		320,000	319,995

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
ASSET BACKED SECURITIES (continued)
Telos CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 0.950%)
3.303%, 04/17/2028 (B)(D)		$510,000	$509,991
TICP CLO I, Ltd.
Series 2015-1A, Class AR (3 month
LIBOR + 0.800%)
3.159%, 07/20/2027 (B)(D)		350,000	349,158
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (B)(D)		560,000	559,974
Tralee CLO III, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.030%)
2.393%, 10/20/2027 (B)(D)		700,000	700,431
Venture XII CLO, Ltd.
Series 2012-12A, Class ARR (3 month
LIBOR + 0.800%)
2.784%, 02/28/2026 (B)(D)		3,700,000	3,693,976
Venture XVI CLO, Ltd.
Series 2014-16A, Class ARR (3 month
LIBOR + 0.850%)
3.198%, 01/15/2028 (B)(D)		4,900,000	4,895,497
Venture XVII CLO, Ltd.
Series 2014-17A, Class ARR (3 month
LIBOR + 0.880%)
3.228%, 04/15/2027 (B)(D)		530,000	529,991
Venture XXI CLO, Ltd.
Series 2015-21A, Class AR (3 month
LIBOR + 0.880%)
3.228%, 07/15/2027 (B)(D)		600,000	600,780
VOLT LV LLC
Series 2017-NPL2, Class A1
3.500%, 03/25/2047 (D)		337,873	337,029
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (D)		337,240	336,302
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)		1,458,684	1,447,284
TOTAL ASSET BACKED SECURITIES (Cost
$49,767,846)			$49,999,406

COMMON STOCKS – 0.0%
Financials – 0.0%
Rescap Liquidating Trust (H)		1,029	5,917
TOTAL COMMON STOCKS (Cost $242)			$5,917

PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed
rate of 2.150% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (H)(I)		1,850,000	0
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed
rate of 2.150% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Nomura Global
Financial Products, Inc.) (H)(I)		1,100,000	0
			0
Puts – 0.1%
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.765% (Expiration
Date: 7-16-18; Strike Rate: 2.765%;
Counterparty: Morgan Stanley
Company, Inc.) (H)(I)		7,850,000	142,658
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.150% (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Deutsche Bank
Securities, Inc.) (H)(I)		1,850,000	317,221
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.150% (Expiration
Date: 6-15-18; Strike Rate: 2.150%;
Counterparty: Nomura Global
Financial Products, Inc.) (H)(I)		1,100,000	188,619
Over the Counter Option on an Interest
Rate Cap based on 3-month LIBOR
(Expiration Date: 6-11-18; Strike
Rate: 0.174%; Counterparty: Morgan
Stanley Capital Group, Inc.) (H)(I)		44,200,000	0
			648,498
TOTAL PURCHASED OPTIONS (Cost $698,785)			$648,498

SHORT-TERM INVESTMENTS – 4.4%
Banker’s acceptance – 0.8%
Bank of Montreal
1.517%, 06/22/2018 *	CAD	2,863,000	2,206,029
HSBC Bank
1.568%, 06/25/2018 *		1,637,000	1,261,207
Royal Bank of Canada
1.515%, 06/29/2018 *		7,000,000	5,392,255
The Bank of Nova Scotia
1.533%, 06/25/2018 *		1,300,000	1,001,569
			9,861,060
Certificate of deposit – 0.2%
Barclays Bank PLC
1.940%, 09/04/2018 *		$2,400,000	2,396,732
Foreign government – 3.0%
Argentina Treasury Bill
2.746%, 07/13/2018 *		1,400,000	1,393,057
2.754%, 06/15/2018 *		430,000	429,344
2.754%, 06/29/2018 *		732,000	729,593
2.959%, 11/16/2018 *		1,798,000	1,759,361
2.966%, 09/28/2018 *		500,000	493,167
2.966%, 10/12/2018 *		700,000	689,338
2.966%, 10/26/2018 *		600,000	589,739
4.766%, 08/24/2018 *		1,700,000	1,684,095
5.594%, 08/10/2018 *		100,000	99,182
Hellenic Republic Treasury Bill
0.787%, 07/13/2018 *	EUR	1,060,000	1,237,927
1.062%, 10/05/2018 *		1,080,000	1,258,268
1.187%, 08/31/2018 *		4,940,000	5,762,405
Japan Treasury Discount Bill
(0.154)%, 07/30/2018 *	JPY	2,410,000,000	22,157,932
			38,283,408

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.4%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $5,609,115 on 6-1-18,
collateralized by $5,700,000
U.S. Treasury Notes, 2.750% due
5-31-23 (valued at $5,721,375,
including interest)	$5,609,000	$5,609,000
TOTAL SHORT-TERM INVESTMENTS (Cost $56,480,339)		$56,150,200
Total Investments (Real Return Bond Fund)
(Cost $1,760,257,534) – 137.1%		$1,738,218,634
Other assets and liabilities, net – (37.1%)		(470,623,762)
TOTAL NET ASSETS – 100.0%		$1,267,594,872
SALE COMMITMENTS
OUTSTANDING - (2.0)%
U.S. Government Agency - (2.0)%
Federal National Mortgage Association
3.000%, TBA (C)	$(24,400,000)	$(23,625,025)
3.500%, TBA (C)	(1,400,000)	(1,395,289)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(24,720,922))		$(25,020,314)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar

Security Abbreviations and Legend

BBSW	Bank Bill Swap Rate
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	Security purchased or sold on a when-issued or delayed delivery basis.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Non-income producing - Issuer is in default.
(G)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(H)	Non-income producing security.
(I)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	117	Long	Sep 2018	$14,049,556	$14,091,188	$41,632
2-Year U.S. Treasury Note Futures	16	Long	Sep 2018	3,385,769	3,395,750	9,981
5-Year U.S. Treasury Note Futures	603	Long	Sep 2018	68,398,855	68,676,047	277,192
Eurodollar Futures	8	Long	Jun 2018	1,958,610	1,953,550	(5,060)
Eurodollar Futures	8	Long	Sep 2018	1,956,210	1,951,300	(4,910)
Eurodollar Futures	8	Long	Dec 2018	1,954,010	1,948,800	(5,210)
Eurodollar Futures	8	Long	Mar 2019	1,952,610	1,947,100	(5,510)
Eurodollar Futures	8	Long	Jun 2019	1,951,410	1,945,400	(6,010)
Eurodollar Futures	8	Long	Sep 2019	1,950,410	1,944,100	(6,310)
Eurodollar Futures	8	Long	Dec 2019	1,949,510	1,943,100	(6,410)
German Euro BUND Futures	81	Long	Sep 2018	15,315,942	15,347,857	31,915
10-Year Australian Treasury Bond Futures	29	Short	Jun 2018	(2,790,512)	(2,829,249)	(38,737)
10-Year Japan Government Bond Futures	21	Short	Jun 2018	(29,093,189)	(29,143,448)	(50,259)
10-Year Ultra U.S. Treasury Bond Futures	306	Short	Sep 2018	(38,911,524)	(39,273,188)	(361,664)
3-Year Australian Treasury Bond Futures	56	Short	Jun 2018	(4,695,874)	(4,708,864)	(12,990)
Euro-BTP Italian Government Bond Futures	18	Short	Jun 2018	(2,923,661)	(2,655,826)	267,835
Euro-OAT Futures	197	Short	Sep 2018	(35,306,836)	(35,372,232)	(65,396)
German Euro BOBL Futures	20	Short	Jun 2018	(3,049,565)	(3,098,685)	(49,120)
U.K. Long Gilt Bond Futures	164	Short	Sep 2018	(26,576,813)	(26,915,946)	(339,133)
U.S. Treasury Long Bond Futures	453	Short	Sep 2018	(63,790,544)	(65,741,625)	(1,951,081)
Ultra U.S. Treasury Bond Futures	5	Short	Sep 2018	(767,690)	(797,500)	(29,810)
						$(2,309,055)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
AUD	16,313,000	USD	12,260,949	Goldman Sachs Bank USA	6/4/2018	$75,758	—
CAD	9,059,000	USD	6,952,418	Citibank N.A.	6/4/2018	34,687	—
CNY	40,422,958	USD	6,375,861	HSBC Bank USA	6/20/2018	—	($75,070)
COP	8,520,894,250	USD	2,975,640	JPMorgan Chase Bank	7/17/2018	—	(32,562)
EUR	18,263,000	USD	21,130,291	BNP Paribas SA	6/4/2018	220,079	—
EUR	2,090,000	USD	2,464,385	Citibank N.A.	6/4/2018	—	(21,069)
EUR	2,910,000	USD	3,420,870	JPMorgan Chase Bank N.A.	6/4/2018	—	(18,933)
EUR	1,796,000	USD	2,101,861	Bank of America, N.A.	7/3/2018	2,541	—
GBP	12,015,000	USD	15,892,240	Citibank N.A.	6/4/2018	79,907	—
GBP	1,864,000	USD	2,509,556	Goldman Sachs Bank USA	6/4/2018	—	(31,646)
GBP	748,000	USD	1,018,590	HSBC Bank USA	6/4/2018	—	(24,236)
IDR	24,354,084,000	USD	1,762,617	HSBC Bank USA	6/20/2018	—	(15,811)
IDR	24,354,084,000	USD	1,695,967	HSBC Bank USA	9/19/2018	28,757	—
INR	317,243,875	USD	4,868,130	UBS AG	6/20/2018	—	(173,264)
INR	238,238,075	USD	3,482,504	BNP Paribas SA	9/19/2018	2,743	—
JPY	352,100,000	USD	3,216,909	Goldman Sachs Bank USA	6/4/2018	19,751	—
JPY	792,100,000	USD	7,243,600	HSBC Bank USA	6/4/2018	37,734	—
JPY	741,814,851	USD	6,830,094	BNP Paribas SA	7/3/2018	2,877	—
KRW	861,515,200	USD	797,884	HSBC Bank USA	6/20/2018	—	(171)
KRW	2,616,515,000	USD	2,426,001	Standard Chartered Bank London	6/20/2018	—	(3,260)
MXN	18,237,000	USD	954,827	Barclays Bank PLC Wholesale	8/27/2018	—	(53,434)
USD	8,759,571	AUD	11,571,000	Goldman Sachs Bank USA	6/4/2018	9,002	—
USD	3,584,025	AUD	4,742,000	JPMorgan Chase Bank N.A.	6/4/2018	—	(2,113)
USD	12,263,216	AUD	16,313,000	Goldman Sachs Bank USA	7/3/2018	—	(75,618)
USD	7,060,988	CAD	9,059,000	Goldman Sachs Bank USA	6/4/2018	73,884	—
USD	2,223,582	CAD	2,863,000	BNP Paribas SA	6/22/2018	14,273	—
USD	2,274,349	CAD	2,937,000	BNP Paribas SA	6/25/2018	7,726	—
USD	5,412,276	CAD	7,000,000	Goldman Sachs Bank USA	6/29/2018	9,373	—
USD	6,958,506	CAD	9,059,000	Citibank N.A.	7/3/2018	—	(34,485)
USD	6,408,205	CNY	40,422,958	Morgan Stanley Bank, N.A.	6/20/2018	107,415	—
USD	6,352,215	CNY	40,422,958	HSBC Bank USA	9/19/2018	76,301	—
USD	28,406,031	EUR	23,263,000	Deutsche Bank AG London	6/4/2018	1,210,408	—
USD	21,182,523	EUR	18,263,000	BNP Paribas SA	7/3/2018	—	(216,527)
USD	198,503	EUR	160,000	Credit Suisse International	7/13/2018	10,886	—
USD	1,122,468	EUR	900,000	JPMorgan Chase Bank N.A.	7/13/2018	67,120	—
USD	6,121,424	EUR	4,940,000	HSBC Bank USA	8/31/2018	307,284	—
USD	1,011,072	EUR	810,000	Deutsche Bank AG London	10/5/2018	55,064	—
USD	335,082	EUR	270,000	HSBC Bank USA	10/5/2018	16,412	—
USD	20,451,939	GBP	14,627,000	Standard Chartered Bank	6/4/2018	1,007,528	—
USD	15,918,349	GBP	12,015,000	Citibank N.A.	7/3/2018	—	(77,736)
USD	1,721,137	IDR	24,354,084,000	HSBC Bank USA	6/20/2018	—	(25,670)
USD	3,521,107	INR	238,238,075	BNP Paribas SA	6/20/2018	—	(4,560)
USD	1,200,769	INR	79,005,800	Citibank N.A.	6/20/2018	31,569	—
USD	3,689,799	JPY	402,385,149	Bank of America, N.A.	6/4/2018	—	(9,104)
USD	6,814,969	JPY	741,814,851	BNP Paribas SA	6/4/2018	—	(4,122)
USD	15,182,117	JPY	1,650,000,000	JPMorgan Chase Bank N.A.	7/30/2018	—	(43,864)
USD	6,993,747	JPY	760,000,000	Morgan Stanley Bank, N.A.	7/30/2018	—	(19,432)
USD	3,285,810	KRW	3,478,030,200	UBS AG	6/20/2018	65,356	—
USD	2,434,239	KRW	2,616,515,000	Standard Chartered Bank London	9/19/2018	3,060	—
USD	3,140,796	NZD	4,484,000	JPMorgan Chase Bank N.A.	6/5/2018	2,894	—
						$3,580,389	($962,687)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Bond Futures	USD	119.50	Jun 2018	15	15,000	$2,321	$(16,641)
						$2,321	$(16,641)
Puts
10-Year U.S. Treasury Bond Futures	USD	117.50	Jun 2018	15	15,000	2,321	(234)
Euro BUND Futures	EUR	157.00	Aug 2018	51	5,100,000	32,184	(18,483)
Euro BUND Futures	EUR	162.00	Aug 2018	102	10,200,000	57,931	(215,830)
U.S. Treasury Bond Futures	USD	141.00	Jun 2018	31	31,000	18,369	(3,391)
U.S. Treasury Bond Futures	USD	142.00	Jun 2018	32	32,000	24,462	(6,000)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Options on exchange-traded futures contracts (continued)

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
U.S. Treasury Bond Futures	USD	143.00	Jun 2018	64	64,000	$46,630	$(22,000)
						$181,897	$(265,938)
						$184,218	$(282,579)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
U.S. Dollar versus Mexican Peso	Citibank N.A.	USD	21.10	Aug 2018	4,562,000	$50,958	$(63,649)
						$50,958	$(63,649)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Calls
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O.EU29	Buy	0.500%	Jun 2018	EUR	14,900,000	$9,124	$(167)
								$9,124	$(167)
Puts
5-Year Credit Default Swap	Barclays Bank PLC	ITRAXX.O.EU29	Sell	0.800%	Jun 2018	EUR	14,900,000	26,915	(21,000)
5-Year Credit Default Swap	BNP Paribas	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	6,500,000	9,475	(1,301)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	2,200,000	2,585	(440)
5-Year Credit Default Swap	Goldman Sachs International	CDX.O.IG30	Sell	0.850%	Jun 2018	USD	2,100,000	3,360	(570)
5-Year Credit Default Swap	JPMorgan Securities LLC	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,600,000	1,872	(320)
5-Year Credit Default Swap	Merril Lynch	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	2,400,000	2,640	(480)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	1,800,000	3,096	(913)
5-Year Credit Default Swap	BNP Paribas	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	3,400,000	3,230	(4,585)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.850%	Jul 2018	USD	2,200,000	2,266	(1,758)
5-Year Credit Default Swap	Deutsche Bank AG	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	1,900,000	3,159	(964)
								$58,598	$(32,331)
								$67,722	$(32,498)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] -
			(Final Index/Initial Index)) or $0	Apr 2020	USD	23,900,000	$213,520	—
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.812	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Mar 2020	USD	5,900,000	66,670	$(6,219)
Floor- YOY CPURNSA Index	JPMorgan Chase Bank	238.643	Maximum of (0.0% - (Final
			Index/Initial Index - 1)) or $0	Oct 2020	USD	3,000,000	55,371	(5,247)
							$335,561	$(11,466)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation caps

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	233.900	Index - 1) - 4.000%) or $0	Apr 2024	USD	5,700,000	$41,468	$(325)
Cap- CPURNSA Index			Maximum of ((Final Index/Initial
	JPMorgan Chase Bank	234.800	Index - 1) - 4.000%) or $0	May 2024	USD	500,000	3,475	(32)
Cap- Eurostat Eurozone HICP Ex			Maximum of ((Final Index/Initial
Tob	Goldman Sachs Bank USA	117.200	Index - 1) - 3.000%) or $0	Jun 2035	EUR	1,700,000	77,340	(8,571)
							$122,283	$(8,928)

* For this type of option, notional amounts are equivalent to number of contracts.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Interest rate floors

		Strike	Floating	Expiration		Notional
Description	Counterparty (OTC)	rate	rate index	date		amount*	Premium	Value
1 Year Interest Rate Floor	Morgan Stanley Capital
	Group, Inc.	0.000%	3 month USD LIBOR	Jan 2020	USD	102,300,000	$79,283	$(126,601)
							$79,283	$(126,601)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate caps

		Strike	Floating	Expiration		Notional
Description	Counterparty (OTC)	rate	rate index	date		amount*	Premium	Value
1 Year Interest Rate Cap	Morgan Stanley Capital
	Group, Inc.	0.155%	3 month USD LIBOR	Jun 2018	USD	44,200,000	$17,680	—
							$17,680	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	5,600,000	USD	USD LIBOR BBA	Fixed 1.250%	Semi-Annual	Quarterly	Jun 2018	$(363)	$4,625	$4,262
Centrally cleared	300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2019	(1,664)	3,154	1,490
Centrally cleared	43,700,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2020	855,434	(45,437)	809,997
Centrally cleared	2,700,000	USD	USD LIBOR BBA	Fixed 2.250%	Semi-Annual	Quarterly	Dec 2022	3,097	(54,010)	(50,913)
Centrally cleared	9,300,000	USD	USD LIBOR BBA	Fixed 2.000%	Semi-Annual	Quarterly	Jun 2023	(359,284)	(4,630)	(363,914)
Centrally cleared	70,000,000	JPY	Fixed 1.000%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(5,856)	(25,268)	(31,124)
Centrally cleared	8,000,000	USD	USD LIBOR BBA	Fixed 2.655%	Semi-Annual	Quarterly	Oct 2023	—	(81,646)	(81,646)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.670%	Semi-Annual	Quarterly	Nov 2023	—	(39,362)	(39,362)
Centrally cleared	4,000,000	USD	USD LIBOR BBA	Fixed 2.681%	Semi-Annual	Quarterly	Dec 2023	—	(38,326)	(38,326)
Centrally cleared	8,200,000	USD	USD LIBOR BBA	Fixed 2.500%	Semi-Annual	Quarterly	Dec 2023	(70,568)	(77,223)	(147,791)
Centrally cleared	4,700,000	USD	Fixed 2.300%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2026	(18,330)	156,117	137,787
Centrally cleared	4,800,000	USD	Fixed 1.850%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	(7,560)	242,410	234,850
Centrally cleared	33,300,000	USD	Fixed 2.000%	USD LIBOR BBA	Semi-Annual	Quarterly	Jul 2026	545,594	867,684	1,413,278
Centrally cleared	39,900,000	USD	Fixed 2.400%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	247,484	768,075	1,015,559
Centrally cleared	13,900,000	USD	Fixed 1.750%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2026	(333,767)	1,492,443	1,158,676
Centrally cleared	1,510,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(25,628)	(17,271)	(42,899)
Centrally cleared	100,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,007)	3,924	2,917
Centrally cleared	290,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2028	(4,426)	1,513	(2,913)
Centrally cleared	1,800,000	NZD	Fixed 3.250%	NZD BBR FRA	Semi-Annual	Quarterly	Mar 2028	5,386	(27,129)	(21,743)
Centrally cleared	1,470,000	USD	Fixed 3.100%	USD LIBOR BBA	Semi-Annual	Quarterly	Apr 2028	(10,093)	6,738	(3,355)
Centrally cleared	1,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	71,731	3,402	75,133
Centrally cleared	5,180,000	GBP	Fixed 1.500%	USD LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	131,843	(139,709)	(7,866)
Centrally cleared	1,040,000,000	JPY	Fixed 0.450%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2029	(60,152)	(22,052)	(82,204)
Centrally cleared	5,800,000	JPY	Fixed 1.500%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Dec 2045	(17,393)	7,776	(9,617)
				USD Federal Funds H.15
Centrally cleared	4,380,000	USD	Fixed 2.000%	OIS COMPOUND	Annual	Annual	Dec 2047	9,450	425,741	435,191
				USD Federal Funds H.15
Centrally cleared	2,856,000	USD	Fixed 2.478%	OIS COMPOUND	Annual	Annual	Dec 2047	8,723	(10,456)	(1,733)
				USD Federal Funds H.15
Centrally cleared	670,000	USD	Fixed 2.499%	OIS COMPOUND	Annual	Annual	Dec 2047	—	(3,392)	(3,392)
				USD Federal Funds H.15
Centrally cleared	1,000,000	USD	Fixed 2.428%	OIS COMPOUND	Annual	Annual	Dec 2047	—	9,956	9,956
Centrally cleared	9,280,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2048	1,025,480	(110,753)	914,727
Centrally cleared	8,450,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(500,340)	(10,259)	(510,599)
Centrally cleared	470,000	USD	Fixed 2.948%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	3,275	3,275
Centrally cleared	1,000,000	USD	Fixed 2.969%	USD LIBOR BBA	Semi-Annual	Quarterly	Oct 2048	—	2,633	2,633
Centrally cleared	300,000	USD	Fixed 2.951%	USD LIBOR BBA	Semi-Annual	Quarterly	Nov 2048	—	1,959	1,959
								$1,487,791	$3,294,502	$4,782,293

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Credit default swaps - Buyer

								Unamortized
								upfront
				USD	Pay	Fixed		payment	Unrealized
Counterparty (OTC)/	Reference	Notional		notional	fixed	payment	Maturity	paid	appreciation
Centrally cleared	obligation	amount	Currency	amount	rate	frequency	date	(received)	(depreciation)	Value
	iTraxx Europe Series 26
Centrally cleared	Version 1	5,400,000	EUR	$6,028,831	1.000%	Quarterly	Dec 2021	$(73,649)	$(63,701)	$(137,350)
	iTraxx Europe Series 28
Centrally cleared	Version 1	14,900,000	EUR	18,061,144	1.000%	Quarterly	Dec 2022	(679,605)	340,328	(339,277)
Centrally cleared	CDX.NA.HY.30	5,163,000	USD	5,163,000	5.000%	Quarterly	Jun 2023	(323,341)	(49,353)	(372,694)
				$29,252,975				$(1,076,595)	$227,274	$(849,321)

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Citibank N.A.	Federative Republic of Brazil	1.595%	200,000	USD	$200,000	1.000%	Quarterly	Jun 2021	$(10,813)	$7,780	$(3,033)
Credit Suissue International	Federative Republic of Brazil	1.595%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	(4,402)	2,885	(1,517)
Deutsche Bank AG	Republic of Italy	0.773%	2,400,000	USD	2,400,000	1.000%	Quarterly	Mar 2019	(6,615)	15,835	9,220
Deutsche Bank AG	Federative Republic of Brazil	1.595%	500,000	USD	500,000	1.000%	Quarterly	Jun 2021	(26,904)	19,321	(7,583)
Goldman Sachs International	CMBX.NA.AAA Indices	0.376%	5,100,000	USD	5,100,000	0.500%	Monthly	Oct 2057	(251,309)	288,015	36,706
HSBC Bank USA N.A	Republic of Argentina	2.011%	300,000	USD	300,000	5.000%	Quarterly	Dec 2018	2,748	5,262	8,010
HSBC Bank USA N.A	Federative Republic of Brazil	1.595%	2,600,000	USD	2,600,000	1.000%	Quarterly	Jun 2021	(114,793)	75,363	(39,430)
HSBC Bank USA N.A	Federative Republic of Brazil	1.951%	1,100,000	USD	1,100,000	1.000%	Quarterly	Jun 2022	(57,797)	21,019	(36,778)
JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.595%	200,000	USD	200,000	1.000%	Quarterly	Jun 2021	(8,883)	5,850	(3,033)
Merrill Lynch International	CMBX.NA.AAA Indices	0.376%	2,100,000	USD	2,100,000	0.500%	Monthly	Oct 2057	(137,826)	152,940	15,114
					$14,600,000				$(616,594)	$594,270	$(22,324)
Centrally cleared	Daimler AG	0.335%	450,000	EUR	551,835	1.000%	Quarterly	Dec 2020	6,829	3,289	10,118
					$551,835				$6,829	$3,289	$10,118
					$15,151,835				$(609,765)	$597,559	$(12,206)

Inflation swaps

Counterparty									Unamortized
(OTC)/						Fixed	Floating		upfront	Unrealized
Centrally	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Bank of America
N.A.	11,700,000	USD	$11,700,000	Fixed 1.570%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	$290,053	$290,053
Deutsche Bank
AG	1,100,000	USD	1,100,000	Fixed 2.500%	USA CPI U	At Maturity	At Maturity	Jul 2022	$4,030	(92,194)	(88,164)
Morgan Stanley
Capital
Services LLC	2,500,000	USD	2,500,000	USA CPI U	Fixed 1.800%	At Maturity	At Maturity	Jul 2026	—	(121,996)	(121,996)
Morgan Stanley
Capital
Services LLC	900,000	USD	900,000	USA CPI U	Fixed 1.805%	At Maturity	At Maturity	Sep 2026	—	(43,080)	(43,080)
			$16,200,000						$4,030	$32,783	$36,813
Centrally cleared	3,740,000	USD	3,740,000	Fixed 1.925%	USA CPI U	At Maturity	At Maturity	May 2019	—	632	632
Centrally cleared	580,000	EUR	711,341	Fixed 1.000%	FRC EXT CPI	At Maturity	At Maturity	Apr 2020	—	2,366	2,366
Centrally cleared	370,000	USD	370,000	USA CPI U	Fixed 2.143%	At Maturity	At Maturity	Apr 2020	—	681	681
Centrally cleared	6,700,000	USD	6,700,000	Fixed 2.168%	USA CPI U	At Maturity	At Maturity	Jul 2020	—	22,433	22,433
Centrally cleared	4,400,000	USD	4,400,000	Fixed 2.027%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	36,902	36,902
Centrally cleared	4,100,000	USD	4,100,000	Fixed 2.021%	USA CPI U	At Maturity	At Maturity	Nov 2020	—	35,034	35,034
Centrally cleared	4,100,000	EUR	5,077,852	Fixed 1.295%	EUR EXT CPI	At Maturity	At Maturity	Mar 2021	—	24,286	24,286
Centrally cleared	2,700,000	USD	2,700,000	Fixed 1.550%	USA CPI U	At Maturity	At Maturity	Jul 2021	66,656	24,689	91,345
Centrally cleared	2,160,000	USD	2,160,000	Fixed 1.603%	USA CPI U	At Maturity	At Maturity	Sep 2021	47,973	17,532	65,505
					Eurozone HICP
Centrally cleared	270,000	EUR	281,759	Fixed 1.165%	Ex Tob	At Maturity	At Maturity	Dec 2021	153	5,952	6,105
Centrally cleared	2,300,000	USD	2,300,000	Fixed 2.069%	USA CPI U	At Maturity	At Maturity	Jul 2022	—	25,654	25,654
Centrally cleared	3,790,000	EUR	4,702,360	FRC EXT CPI	Fixed 1.350%	At Maturity	At Maturity	Jan 2023	1,092	(27,053)	(25,961)
Centrally cleared	13,000,000	USD	13,000,000	Fixed 2.210%	USA CPI U	At Maturity	At Maturity	Feb 2023	—	40,434	40,434
Centrally cleared	2,160,000	USD	2,160,000	Fixed 2.070%	USA CPI U	At Maturity	At Maturity	Mar 2023	100	(3,980)	(3,880)
Centrally cleared	8,120,000	USD	8,120,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	Apr 2023	(814)	(18,191)	(19,005)
Centrally cleared	1,980,000	USD	1,980,000	Fixed 2.263%	USA CPI U	At Maturity	At Maturity	May 2023	—	(3,579)	(3,579)
Centrally cleared	3,030,000	USD	3,030,000	Fixed 2.281%	USA CPI U	At Maturity	At Maturity	May 2023	—	(7,973)	(7,973)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

Inflation swaps (continued)

Counterparty									Unamortized
(OTC)/						Fixed	Floating		upfront	Unrealized
Centrally	Notional		USD notional	Payments	Payments	payment	payment		payment paid	appreciation
cleared	amount	Currency	amount	made	received	frequency	frequency	Maturity date	(received)	(depreciation)	Value
Centrally cleared	2,604,000	EUR	$3,069,465	Fixed 1.507%	EUR EXT CPI	At Maturity	At Maturity	May 2023	$2,464	$(1,178)	$1,286
Centrally cleared	2,700,000	USD	2,700,000	USA CPI U	Fixed 1.730%	At Maturity	At Maturity	Jul 2026	(126,574)	(22,443)	(149,017)
Centrally cleared	7,300,000	USD	7,300,000	USA CPI U	Fixed 1.762%	At Maturity	At Maturity	Aug 2026	(313,673)	(53,495)	(367,168)
Centrally cleared	2,160,000	USD	2,160,000	USA CPI U	Fixed 1.801%	At Maturity	At Maturity	Sep 2026	(87,428)	(15,141)	(102,569)
Centrally cleared	1,300,000	USD	1,300,000	USA CPI U	Fixed 1.780%	At Maturity	At Maturity	Sep 2026	(55,303)	(9,417)	(64,720)
				Eurozone HICP
Centrally cleared	840,000	EUR	958,188	Ex Tob	Fixed 1.385%	At Maturity	At Maturity	Dec 2026	(1,080)	(17,389)	(18,469)
Centrally cleared	5,500,000	EUR	6,406,292	EUR EXT CPI	Fixed 1.360%	At Maturity	At Maturity	Jun 2027	(77,525)	(63,644)	(141,169)
Centrally cleared	4,200,000	USD	4,200,000	USA CPI U	Fixed 2.080%	At Maturity	At Maturity	Jul 2027	—	(105,535)	(105,535)
Centrally cleared	2,060,000	USD	2,060,000	USA CPI U	Fixed 2.180%	At Maturity	At Maturity	Sep 2027	—	(37,192)	(37,192)
Centrally cleared	2,000,000	USD	2,000,000	USA CPI U	Fixed 2.150%	At Maturity	At Maturity	Sep 2027	—	(42,511)	(42,511)
Centrally cleared	4,600,000	USD	4,600,000	USA CPI U	Fixed 2.156%	At Maturity	At Maturity	Oct 2027	—	(93,474)	(93,474)
Centrally cleared	8,900,000	EUR	10,511,996	EUR EXT CPI	Fixed 1.520%	At Maturity	At Maturity	Nov 2027	(13,739)	(64,704)	(78,443)
Centrally cleared	1,590,000	EUR	1,974,064	FRC EXT CPI	Fixed 1.575%	At Maturity	At Maturity	Jan 2028	—	(6,405)	(6,405)
Centrally cleared	6,600,000	USD	6,600,000	USA CPI U	Fixed 2.335%	At Maturity	At Maturity	Feb 2028	13,865	5,881	19,746
Centrally cleared	6,660,000	EUR	8,304,243	FRC EXT CPI	Fixed 1.590%	At Maturity	At Maturity	Feb 2028	(179)	(12,687)	(12,866)
Centrally cleared	970,000	EUR	1,208,765	FRC EXT CPI	Fixed 1.606%	At Maturity	At Maturity	Feb 2028	—	85	85
Centrally cleared	4,100,000	EUR	5,077,852	EUR EXT CPI	Fixed 1.535%	At Maturity	At Maturity	Mar 2028	521	(29,976)	(29,455)
Centrally cleared	2,980,000	USD	2,980,000	USA CPI U	Fixed 2.360%	At Maturity	At Maturity	May 2028	—	16,389	16,389
Centrally cleared	1,980,000	USD	1,980,000	USA CPI U	Fixed 2.353%	At Maturity	At Maturity	May 2028	—	9,462	9,462
Centrally cleared	3,030,000	USD	3,030,000	USA CPI U	Fixed 2.364%	At Maturity	At Maturity	May 2028	—	17,604	17,604
Centrally cleared	3,030,000	EUR	3,542,223	EUR EXT CPI	Fixed 1.620%	At Maturity	At Maturity	May 2028	190	—	190
Centrally cleared	1,900,000	GBP	2,335,004	UK RPI	Fixed 3.190%	At Maturity	At Maturity	Apr 2030	(93,948)	87,924	(6,024)
Centrally cleared	2,800,000	GBP	3,415,710	UK RPI	Fixed 3.350%	At Maturity	At Maturity	May 2030	(26,885)	125,237	98,352
Centrally cleared	4,400,000	GBP	5,524,970	UK RPI	Fixed 3.400%	At Maturity	At Maturity	Jun 2030	22,596	163,071	185,667
Centrally cleared	5,570,000	GBP	7,204,811	UK RPI	Fixed 3.325%	At Maturity	At Maturity	Aug 2030	(20,826)	114,286	93,460
Centrally cleared	600,000	GBP	740,060	UK RPI	Fixed 3.140%	At Maturity	At Maturity	Apr 2031	(54,901)	20,513	(34,388)
Centrally cleared	3,700,000	GBP	4,668,104	UK RPI	Fixed 3.100%	At Maturity	At Maturity	Jun 2031	(336,882)	43,889	(292,993)
Centrally cleared	3,410,000	GBP	4,414,660	UK RPI	Fixed 3.530%	At Maturity	At Maturity	Oct 2031	55,706	84,023	139,729
Centrally cleared	4,350,000	GBP	5,684,014	UK RPI	Fixed 3.470%	At Maturity	At Maturity	Sep 2032	(21,764)	130,183	108,419
Centrally cleared	1,100,000	EUR	1,353,235	Fixed 1.710%	EUR EXT CPI	At Maturity	At Maturity	Mar 2033	(1,578)	4,107	2,529
Centrally cleared	500,000	GBP	651,675	UK RPI	Fixed 3.358%	At Maturity	At Maturity	Apr 2035	(10,474)	23,382	12,908
Centrally cleared	1,220,000	EUR	1,513,655	FRC EXT CPI	Fixed 1.910%	At Maturity	At Maturity	Jan 2038	3,183	15,277	18,460
Centrally cleared	1,190,000	GBP	1,494,549	Fixed 3.585%	UK RPI	At Maturity	At Maturity	Oct 2046	(97,648)	(60,451)	(158,099)
Centrally cleared	3,160,000	GBP	4,322,786	Fixed 3.428%	UK RPI	At Maturity	At Maturity	Mar 2047	167,174	(181,781)	(14,607)
Centrally cleared	1,100,000	EUR	1,353,235	EUR EXT CPI	Fixed 1.946%	At Maturity	At Maturity	Mar 2048	3,036	(11,308)	(8,272)
			$192,172,868						$(956,512)	$208,401	$(748,111)
			$208,372,868						$(952,482)	$241,184	$(711,298)

Derivatives Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations

BBA	The British Banker’s Association
BBR	Bank Bill Rate
CPI	Consumer Price Index
LIBOR	London Interbank Offered Rate
RPI	Retail Price Index

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 91.8%
Consumer discretionary – 14.7%
Automobiles – 1.5%
Tesla, Inc. (A)(B)	13,008	$3,703,768
Internet and direct marketing retail – 11.6%
Amazon.com, Inc. (A)	7,973	12,992,960
Booking Holdings, Inc. (A)	1,861	3,924,700
Ctrip.com International, Ltd., ADR (A)	169,852	7,658,627
JD.com, Inc., ADR (A)	175	6,157
Netflix, Inc. (A)	10,425	3,665,430
Zalando SE (A)(C)	26,224	1,396,525
		29,644,399
Media – 1.6%
Liberty Global PLC, Series C (A)	119,185	3,299,041
News Corp., Class A	50,140	753,604
		4,052,645
		37,400,812
Health care – 2.4%
Biotechnology – 0.7%
Grifols SA, ADR	37,566	820,066
Shire PLC, ADR (B)	6,001	985,604
		1,805,670
Health care equipment and supplies – 0.6%
Becton, Dickinson and Company	2,929	649,037
Intuitive Surgical, Inc. (A)	1,848	849,470
		1,498,507
Health care technology – 0.2%
Veeva Systems, Inc., Class A (A)	4,900	379,064
Pharmaceuticals – 0.9%
Roche Holding AG	10,965	2,351,024
		6,034,265
Industrials – 0.7%
Electrical equipment – 0.5%
Sensata Technologies Holding PLC (A)	28,156	1,438,490
Professional services – 0.2%
51job, Inc., ADR (A)	4,260	453,264
		1,891,754
Information technology – 73.3%
Communications equipment – 2.8%
Arista Networks, Inc. (A)	8,450	2,125,682
Lumentum Holdings, Inc. (A)(B)	21,323	1,252,726
Palo Alto Networks, Inc. (A)	18,085	3,763,308
		7,141,716
Electronic equipment, instruments and components – 2.6%
CDW Corp.	2,245	179,712
Cognex Corp.	15,600	713,076
Coherent, Inc. (A)	8,011	1,338,238
Corning, Inc.	22,300	605,891
Dolby Laboratories, Inc., Class A	2,655	166,734
Flex, Ltd. (A)	13,830	192,099
IPG Photonics Corp. (A)	1,690	407,746
Largan Precision Company, Ltd.	22,000	3,015,519
		6,619,015
Internet software and services – 16.7%
Alibaba Group Holding, Ltd., ADR (A)	9,975	1,975,150
Alphabet, Inc., Class A (A)	2,610	2,871,000
Alphabet, Inc., Class C (A)	8,233	8,932,723
Baidu, Inc., ADR (A)	1,640	397,798
DocuSign, Inc. (A)	942	46,921
Dropbox, Inc., Class A (A)	2,996	89,850
Facebook, Inc., Class A (A)	76,706	14,710,677
GrubHub, Inc. (A)(B)	1,715	183,865
Mail.Ru Group, Ltd., GDR (A)	81,135	2,301,545
MongoDB, Inc. (A)(B)	21,500	1,013,295
NAVER Corp.	5,763	3,571,368
NetEase, Inc., ADR	1,875	428,100
Nutanix, Inc., Class A (A)	21,830	1,166,814
Okta, Inc. (A)	41,870	2,353,513
Tencent Holdings, Ltd.	30,700	1,565,322
Twitter, Inc. (A)	6,270	217,569
Yandex NV, Class A (A)	13,980	468,610
Yelp, Inc. (A)	6,750	289,238
		42,583,358
IT services – 5.4%
Capgemini SE	2,660	350,805
Cognizant Technology Solutions Corp.,
Class A	7,940	598,279
DXC Technology Company	37,675	3,470,244
Global Payments, Inc.	6,560	729,210
Mastercard, Inc., Class A	2,010	382,141
PayPal Holdings, Inc. (A)	37,375	3,067,366
Square, Inc., Class A (A)	76,040	4,429,330
Total System Services, Inc.	7,180	611,664
Visa, Inc., Class A	1,970	257,518
		13,896,557
Semiconductors and semiconductor equipment – 18.3%
ams AG	6,915	597,053
ASML Holding NV (B)	1,855	364,786
Broadcom, Inc.	29,243	7,371,283
Cree, Inc. (A)	39,805	1,855,709
Infineon Technologies AG	42,025	1,155,012
Lam Research Corp.	9,260	1,835,147
Marvell Technology Group, Ltd.	81,860	1,763,261
Maxim Integrated Products, Inc.	18,000	1,055,700
Microchip Technology, Inc. (B)	33,143	3,227,465
Micron Technology, Inc. (A)	162,399	9,352,558
NVIDIA Corp.	10,750	2,711,043
NXP Semiconductors NV (A)	9,301	1,060,314
ON Semiconductor Corp. (A)	33,850	850,651
Qorvo, Inc. (A)	26,400	2,118,600
QUALCOMM, Inc.	118,508	6,887,685
SK Hynix, Inc.	16,855	1,457,429
Teradyne, Inc.	17,920	679,347
Texas Instruments, Inc.	21,009	2,351,117
		46,694,160
Software – 22.6%
Adobe Systems, Inc. (A)	1,765	439,979
Atlassian Corp. PLC, Class A (A)	7,650	487,994
Autodesk, Inc. (A)	6,155	794,611
Ellie Mae, Inc. (A)	7,800	829,062
FireEye, Inc. (A)	7,310	122,004
Guidewire Software, Inc. (A)	2,245	208,426
HubSpot, Inc. (A)	4,045	490,254
Intuit, Inc.	18,925	3,815,280
Microsoft Corp.	124,001	12,256,259
Nintendo Company, Ltd.	2,000	818,672
Paycom Software, Inc. (A)(B)	24,445	2,578,214
Pivotal Software, Inc., Class A (A)	38,639	695,116
Proofpoint, Inc. (A)	28,720	3,357,081
RealPage, Inc. (A)	6,910	405,963
Red Hat, Inc. (A)	23,947	3,889,472
RingCentral, Inc., Class A (A)	23,870	1,808,153
salesforce.com, Inc. (A)	49,343	6,381,530
ServiceNow, Inc. (A)	28,085	4,988,177
Sophos Group PLC (C)	164,783	1,281,941
Splunk, Inc. (A)	12,190	1,350,774

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Symantec Corp.	85,831	$1,783,568
Synopsys, Inc. (A)	16,727	1,473,147
Tableau Software, Inc., Class A (A)	20,111	1,988,375
Take-Two Interactive Software, Inc. (A)	6,300	706,104
Temenos AG (A)	5,255	778,891
Workday, Inc., Class A (A)	27,718	3,629,949
Zendesk, Inc. (A)	7,455	416,660
		57,775,656
Technology hardware, storage and peripherals – 4.9%
Apple, Inc.	27,355	5,111,829
NetApp, Inc.	76,565	5,230,921
Pure Storage, Inc., Class A (A)	21,980	471,691
Samsung Electronics Company, Ltd.	34,450	1,617,688
		12,432,129
		187,142,591
Materials – 0.5%
Chemicals – 0.5%
DowDuPont, Inc.	21,773	1,395,867
Telecommunication services – 0.2%
Wireless telecommunication services – 0.2%
SoftBank Group Corp.	8,000	567,681
TOTAL COMMON STOCKS (Cost $184,963,306)		$234,432,970

PREFERRED SECURITIES – 1.0%
Information technology – 1.0%
Internet software and services – 1.0%
Airbnb, Inc., Series E (A)(D)(E)	16,398	1,756,390
Xiaoju Kuaizhi, Inc. (A)(D)(E)	16,798	795,889
		2,552,279
TOTAL PREFERRED SECURITIES (Cost $1,987,267)		$2,552,279

EXCHANGE-TRADED FUNDS – 2.5%
Altaba, Inc. (A)	80,845	6,238,000
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,325,278)		$6,238,000

SECURITIES LENDING COLLATERAL – 3.0%
John Hancock Collateral Trust,
1.8769% (F)(G)	769,795	7,701,417
TOTAL SECURITIES LENDING COLLATERAL (Cost
$7,700,050)		$7,701,417

SHORT-TERM INVESTMENTS – 5.3%
Money market funds – 3.1%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (F)	2,197,105	2,197,105
T. Rowe Price Government Reserve Fund,
1.7588% (F)	5,690,690	5,690,690
		7,887,795
Repurchase agreement – 2.2%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $5,743,118 on 6-1-18,
collateralized by $5,840,000
U.S. Treasury Notes, 2.750% due
5-31-23 (valued at $5,861,900,
including interest)	$5,743,000	5,743,000
TOTAL SHORT-TERM INVESTMENTS (Cost $13,630,795)		$13,630,795
Total Investments (Science & Technology Fund)
(Cost $211,606,696) – 103.6%		$264,555,461
Other assets and liabilities, net – (3.6%)		(9,294,573)
TOTAL NET ASSETS – 100.0%		$255,260,888

Security Abbreviations and Legend

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $7,552,040.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(D)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The rate shown is the annualized seven-day yield as of 5-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Short Term Government Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 96.5%
U.S. Government – 31.3%
U.S. Treasury Notes
1.000%, 03/15/2019	$8,785,000	$8,701,268
1.125%, 06/30/2021	6,045,000	5,787,143
1.250%, 04/30/2019 to 03/31/2021	32,315,000	31,780,734
1.375%, 09/30/2020	2,855,000	2,783,737
1.500%, 05/15/2020	6,590,000	6,473,645
1.625%, 06/30/2020	30,450,000	29,948,051
1.750%, 11/30/2021	6,715,000	6,522,206
1.875%, 04/30/2022 to 07/31/2022	29,155,000	28,273,776
		120,270,560
U.S. Government Agency – 65.2%
Federal Agricultural Mortgage Corp.
0.970%, 07/26/2019	7,370,000	7,259,907
1.430%, 04/18/2019	5,250,000	5,212,589
1.640%, 04/17/2020	7,095,000	6,985,595
1.675%, 02/24/2020	3,760,000	3,710,627
1.750%, 06/15/2020	3,775,000	3,711,210
2.000%, 01/15/2021	10,055,000	9,882,084
Federal Farm Credit Bank
1.290%, 07/13/2020	3,590,000	3,495,012
1.440%, 08/16/2021	4,680,000	4,488,251
1.680%, 04/05/2021	4,290,000	4,168,254
1.950%, 11/02/2021	9,500,000	9,274,149
2.090%, 11/15/2021	4,800,000	4,690,843
2.230%, 11/15/2022	8,880,000	8,659,501
3.000%, 06/29/2022	4,530,000	4,530,245
Federal Home Loan Bank
1.125%, 10/11/2019	4,345,000	4,269,805
1.550%, 10/26/2020	4,075,000	3,973,370
1.700%, 04/26/2021	4,450,000	4,333,321
1.750%, 07/13/2020	9,745,000	9,581,927
1.875%, 11/29/2021	10,000,000	9,751,000
1.950%, 11/05/2020	3,300,000	3,243,293
2.260%, 10/04/2022	5,690,000	5,589,321
Federal Home Loan Mortgage Corp.
1.250%, 07/26/2019	3,590,000	3,542,145
1.300%, 08/23/2019	5,800,000	5,729,008
1.375%, 08/15/2019 to 04/20/2020	14,210,000	13,998,272
1.765%, 06/26/2020	8,195,000	8,068,117
2.000%, 11/20/2020 to 02/26/2021	14,045,000	13,838,380

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan
Mortgage Corp. (continued)
3.000%, 07/01/2030 to 09/01/2032	$4,757,158	$4,743,431
3.500%, 06/01/2030 to 08/01/2032	17,369,521	17,641,569
5.500%, 07/01/2040	703,731	770,091
Federal National Mortgage Association
1.250%, 08/23/2019	5,745,000	5,667,167
1.500%, 11/30/2020	11,000,000	10,722,129
1.900%, 11/24/2020	5,300,000	5,195,182
1.950%, 11/09/2020	5,740,000	5,650,066
2.500%, 10/01/2027	1,087,336	1,069,582
3.000%, 01/01/2027 to 03/01/2031	15,444,468	15,439,673
3.500%, 12/01/2025 to 03/01/2032	8,490,737	8,628,215
5.500%, 05/01/2034 to 08/01/2040	934,237	1,019,589
6.500%, 01/01/2039	540,870	605,440
Tennessee Valley Authority
3.875%, 02/15/2021	10,745,000	11,086,487
		250,224,847
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $378,064,236)		$370,495,407

COLLATERALIZED MORTGAGE
OBLIGATIONS – 2.3%
U.S. Government Agency – 2.3%
Federal Home Loan Mortgage Corp.
Series 4482, Class MA,
2.000%, 04/15/2031	505,842	498,471
Series K017, Class X1 IO,
1.341%, 12/25/2021	19,365,959	745,628
Series K018, Class X1 IO,
1.362%, 01/25/2022	2,444,360	95,424
Series K022, Class X1 IO,
1.245%, 07/25/2022	7,076,198	301,861
Series K026, Class X1 IO,
1.008%, 11/25/2022	3,017,311	109,559
Series K030, Class X1 IO,
0.203%, 04/25/2023	130,760,735	1,130,060
Series K038, Class X1 IO,
1.171%, 03/25/2024	4,774,898	263,319
Series K704, Class X1 IO,
1.919%, 08/25/2018	6,438,433	5,139
Series K706, Class X1 IO,
1.547%, 10/25/2018	3,774,507	10,153
Series K707, Class X1 IO,
1.509%, 12/25/2018	1,362,621	5,389
Series K709, Class X1 IO,
1.500%, 03/25/2019	2,012,140	15,950
Series K710, Class X1 IO,
1.729%, 05/25/2019	2,670,345	29,509
Series K711, Class X1 IO,
1.679%, 07/25/2019	5,236,345	60,698
Series K715, Class X1 IO,
1.124%, 01/25/2021	14,894,993	364,029
Series K718, Class X1 IO,
0.640%, 01/25/2022	14,137,666	278,159
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	803,791	819,563
Series 2014-28, Class BD,
3.500%, 08/25/2043	1,236,875	1,253,397
Government National
Mortgage Association
Series 2012-114, Class IO,
0.803%, 01/16/2053	993,684	54,600
Series 2017-109, Class IO,
0.611%, 04/16/2057	2,646,820	153,509
Series 2017-124, Class IO,
0.705%, 01/16/2059	3,278,459	219,505
Series 2017-135, Class IO,
0.840%, 10/16/2058	2,611,019	186,218
Series 2017-140, Class IO,
0.609%, 02/16/2059	1,910,962	125,225
Series 2017-159, Class IO,
0.545%, 06/16/2059	2,941,949	169,886
Series 2017-169, Class IO,
0.744%, 01/16/2060	5,778,776	390,893
Series 2017-20, Class IO,
0.749%, 12/16/2058	3,457,191	218,157
Series 2017-3, Class IO,
0.908%, 09/16/2058	3,212,550	241,760
Series 2017-41, Class IO,
0.792%, 07/16/2058	2,416,643	166,457
Series 2017-46, Class IO,
0.619%, 11/16/2057	2,620,271	158,851
Series 2017-61, Class IO,
0.767%, 05/16/2059	1,552,399	120,333
Series 2017-74, Class IO,
0.779%, 09/16/2058	3,408,632	210,365
Series 2017-89, Class IO,
0.765%, 07/16/2059	3,441,278	257,343
Series 2018-9, Class IO,
0.557%, 01/16/2060	3,380,449	200,326
		8,859,736
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $9,244,378)		$8,859,736

SHORT-TERM INVESTMENTS – 1.2%
U.S. Government Agency – 0.8%
Federal Agricultural Mortgage Corp.
Discount Note
1.550%, 06/01/2018 *	$370,000	370,000
Federal Home Loan Bank Discount Note
1.550%, 06/01/2018 *	2,530,000	2,530,000
		2,900,000
Repurchase agreement – 0.4%
Barclays Tri-Party Repurchase
Agreement dated 5-31-18 at 1.750%
to be repurchased at $1,591,077 on
6-1-18, collateralized by $1,530,300
U.S. Treasury Inflation Indexed Notes,
0.125% due 4-15-19 (valued at
$1,623,000, including interest)	1,591,000	$1,591,000
TOTAL SHORT-TERM INVESTMENTS (Cost $4,491,000)		$4,491,000
Total Investments (Short Term Government Income Fund)
(Cost $391,799,614) – 100.0%		$383,846,143
Other assets and liabilities, net – (0.0%)		(22,321)
TOTAL NET ASSETS – 100.0%		$383,823,822

Security Abbreviations and Legend

IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 99.9%
Consumer discretionary – 16.2%
Hotels, restaurants and leisure – 6.7%
Boyd Gaming Corp. (A)	113,365	$4,279,529
Marriott Vacations Worldwide Corp.	26,843	3,227,602
Planet Fitness, Inc., Class A (B)	152,710	6,051,897
Wingstop, Inc.	39,234	1,985,633
		15,544,661
Household durables – 2.5%
TopBuild Corp. (B)	41,639	3,495,594
TRI Pointe Group, Inc. (B)	131,727	2,273,608
		5,769,202
Internet and direct marketing retail – 2.9%
Shutterfly, Inc. (B)	41,632	3,919,236
Wayfair, Inc., Class A (B)	29,609	2,734,391
		6,653,627
Specialty retail – 1.5%
Floor & Decor Holdings, Inc.,
Class A (B)	74,100	3,482,700
Textiles, apparel and luxury goods – 2.6%
Skechers U.S.A., Inc., Class A (B)	63,343	1,840,748
Under Armour, Inc., Class A (A)(B)	47,483	992,395
Under Armour, Inc., Class C (A)(B)	174,833	3,307,840
		6,140,983
		37,591,173
Consumer staples – 1.8%
Food and staples retailing – 1.8%
Performance Food Group Company (B)	118,651	4,241,773
Energy – 1.3%
Oil, gas and consumable fuels – 1.3%
Alta Mesa Resources, Inc. (A)(B)	135,419	910,016
Centennial Resource Development, Inc.,
Class A (A)(B)	121,161	2,132,434
		3,042,450
Financials – 7.4%
Banks – 5.5%
BancorpSouth Bank	43,451	1,455,609
CenterState Bank Corp.	47,383	1,457,027
MB Financial, Inc.	28,331	1,399,268
Sterling Bancorp	103,554	2,542,251
Texas Capital Bancshares, Inc. (B)	25,158	2,423,973
Union Bankshares Corp.	55,678	2,288,366
Western Alliance Bancorp (B)	20,206	1,217,614
		12,784,108
Consumer finance – 0.6%
Green Dot Corp., Class A (B)	19,246	1,371,662
Mortgage real estate investment trusts – 0.5%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	59,476	1,090,790
Thrifts and mortgage finance – 0.8%
MGIC Investment Corp. (B)	183,229	1,903,749
		17,150,309
Health care – 21.3%
Biotechnology – 9.6%
Amicus Therapeutics, Inc. (A)(B)	85,017	1,436,787
Arena Pharmaceuticals, Inc. (B)	25,805	1,179,805
BeiGene, Ltd., ADR (B)	4,100	820,492
Blueprint Medicines Corp. (B)	21,003	1,765,932
CRISPR Therapeutics AG (A)(B)	26,500	1,826,115
Exact Sciences Corp. (B)	46,727	2,782,126
Galapagos NV, ADR (A)(B)	13,890	1,414,419
Global Blood Therapeutics, Inc. (B)	13,001	625,998
Heron Therapeutics, Inc. (A)(B)	34,300	1,118,180
Ironwood Pharmaceuticals, Inc. (B)	55,262	1,026,768
Karyopharm Therapeutics, Inc. (B)	21,800	405,044
Loxo Oncology, Inc. (A)(B)	9,392	1,665,483
Neurocrine Biosciences, Inc. (B)	22,944	2,208,589
Portola Pharmaceuticals, Inc. (B)	27,498	1,104,045
Sage Therapeutics, Inc. (B)	10,516	1,605,688
Spark Therapeutics, Inc. (A)(B)	15,621	1,246,400
		22,231,871
Health care equipment and supplies – 5.8%
DexCom, Inc. (A)(B)	13,958	1,228,164
Globus Medical, Inc., Class A (B)	49,267	2,736,782
Hill-Rom Holdings, Inc.	27,457	2,526,044
Insulet Corp. (B)	65,564	6,149,248
OraSure Technologies, Inc. (B)	48,834	830,666
		13,470,904
Health care providers and services – 0.8%
HealthEquity, Inc. (B)	18,405	1,367,676
Molina Healthcare, Inc. (B)	5,127	435,436
		1,803,112
Health care technology – 1.8%
Omnicell, Inc. (B)	44,210	2,057,976
Veeva Systems, Inc., Class A (B)	27,139	2,099,473
		4,157,449
Life sciences tools and services – 1.1%
PRA Health Sciences, Inc. (B)	31,985	2,715,527
Pharmaceuticals – 2.2%
Aerie Pharmaceuticals, Inc. (A)(B)	40,819	2,094,015
MyoKardia, Inc. (B)	17,765	845,614
Nektar Therapeutics (B)	19,814	1,590,470
Revance Therapeutics, Inc. (B)	21,503	599,934
		5,130,033
		49,508,896
Industrials – 15.6%
Aerospace and defense – 0.8%
Axon Enterprise, Inc. (B)	29,485	1,877,605
Airlines – 1.3%
JetBlue Airways Corp. (B)	158,374	2,991,685
Commercial services and supplies – 1.5%
The Brink’s Company	45,362	3,594,939
Electrical equipment – 1.2%
EnerSys	33,498	2,676,825
Machinery – 7.4%
Actuant Corp., Class A	101,175	2,362,436
Altra Industrial Motion Corp.	37,470	1,549,385
Astec Industries, Inc.	30,343	1,775,369
ITT, Inc.	66,101	3,412,134
Rexnord Corp. (B)	180,550	5,268,449
SPX FLOW, Inc. (B)	63,226	2,754,757
		17,122,530
Professional services – 1.8%
CoStar Group, Inc. (B)	8,834	3,367,697
TriNet Group, Inc. (B)	12,900	691,956
		4,059,653
Road and rail – 0.6%
Schneider National, Inc., Class B	45,784	1,349,712
Trading companies and distributors – 1.0%
Beacon Roofing Supply, Inc. (B)	57,499	2,409,208
		36,082,157

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Small Cap Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology – 29.4%
Electronic equipment, instruments and components – 3.0%
II-VI, Inc. (B)	59,906	$2,632,869
nLight, Inc. (B)	2,700	100,305
Zebra Technologies Corp., Class A (B)	27,338	4,196,656
		6,929,830
Internet software and services – 13.0%
2U, Inc. (B)	42,497	4,028,716
Cloudera, Inc. (B)	115,220	1,868,868
Five9, Inc. (B)	67,482	2,354,447
GoDaddy, Inc., Class A (B)	35,681	2,554,403
Mimecast, Ltd. (B)	112,116	4,997,010
MongoDB, Inc. (A)(B)	23,500	1,107,555
Okta, Inc. (B)	50,895	2,860,808
SendGrid, Inc. (B)	64,900	1,722,446
The Trade Desk, Inc., Class A (A)(B)	66,029	5,647,460
Wix.com, Ltd. (A)(B)	33,254	2,891,435
		30,033,148
IT services – 3.2%
Acxiom Corp. (B)	41,847	1,225,699
EPAM Systems, Inc. (B)	26,985	3,324,012
ManTech International Corp., Class A	30,822	1,661,614
Science Applications International Corp.	13,250	1,171,963
		7,383,288
Semiconductors and semiconductor equipment – 1.6%
Entegris, Inc.	76,054	2,669,495
Tower Semiconductor, Ltd. (B)	42,766	1,108,495
		3,777,990
Software – 8.6%
Ceridian HCM Holding, Inc. (A)(B)	1,700	58,684
DraftKings, Inc. (B)(C)(D)	151,487	212,082
Everbridge, Inc. (B)	38,554	1,776,183
Fair Isaac Corp. (B)	18,629	3,428,295
ForeScout Technologies, Inc. (B)	62,206	1,871,156
Guidewire Software, Inc. (B)	36,641	3,401,750
HubSpot, Inc. (B)	25,567	3,098,720
Pluralsight, Inc., Class A (B)	5,900	126,968
Proofpoint, Inc. (B)	15,395	1,799,522
Zendesk, Inc. (B)	38,624	2,158,695
Zuora, Inc. (B)	96,497	2,023,479
Zuora, Inc., Class A (A)(B)	3,700	82,066
		20,037,600
		68,161,856
Materials – 5.2%
Chemicals – 2.5%
Cabot Corp.	13,400	807,350
Ferro Corp. (B)	135,823	2,778,939
Ingevity Corp. (B)	30,454	2,318,768
		5,905,057
Construction materials – 0.9%
Summit Materials, Inc., Class A (B)	71,040	2,018,957
Metals and mining – 1.8%
Carpenter Technology Corp.	68,531	4,107,748
		12,031,762
Real estate – 1.2%
Equity real estate investment trusts – 1.2%
CoreSite Realty Corp.	11,622	1,233,788
Corporate Office Properties Trust	54,320	1,515,528
		2,749,316
Telecommunication services – 0.5%
Diversified telecommunication services – 0.5%
Vonage Holdings Corp. (B)	92,149	1,055,106
TOTAL COMMON STOCKS (Cost $169,081,794)		$231,614,798

PREFERRED SECURITIES – 0.5%
Consumer discretionary – 0.2%
Diversified consumer services – 0.2%
The Honest Company, Inc.,
Series D (B)(C)(D)	12,795	460,236
Information technology – 0.3%
Software – 0.3%
MarkLogic Corp., Series F (B)(C)(D)	72,325	781,110
TOTAL PREFERRED SECURITIES (Cost $1,425,432)		$1,241,346

SECURITIES LENDING COLLATERAL – 8.8%
John Hancock Collateral Trust,
1.8769% (E)(F)	2,034,422	20,353,371
TOTAL SECURITIES LENDING COLLATERAL (Cost
$20,350,880)		$20,353,371
Total Investments (Small Cap Stock Fund)
(Cost $190,858,106) – 109.2%		$253,209,515
Other assets and liabilities, net – (9.2%)		(21,256,909)
TOTAL NET ASSETS – 100.0%		$231,952,606

Security Abbreviations and Legend

ADR	American Depositary Receipt
(A)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $19,943,658.
(B)	Non-income producing security.
(C)	Direct placement securities are restricted as to resale, and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to the Notes to fund’s investments.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-18.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 98.9%
Consumer discretionary – 10.4%
Auto components – 1.2%
Dorman Products, Inc. (A)	27,200	$1,754,944
LCI Industries	17,400	1,525,980
		3,280,924
Distributors – 0.9%
Pool Corp.	17,000	2,429,640
Diversified consumer services – 1.5%
American Public Education, Inc. (A)	41,500	1,767,900
Capella Education Company	25,400	2,411,730
		4,179,630
Hotels, restaurants and leisure – 0.9%
ILG, Inc.	53,200	1,821,568
Red Robin Gourmet Burgers, Inc. (A)	16,400	825,740
		2,647,308

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables – 1.2%
Cavco Industries, Inc. (A)	13,500	$2,802,600
CSS Industries, Inc.	33,580	542,317
		3,344,917
Media – 0.9%
Cable One, Inc.	2,681	1,740,612
Scholastic Corp.	20,100	904,299
		2,644,911
Specialty retail – 2.3%
Aaron’s, Inc.	62,100	2,470,338
Boot Barn Holdings, Inc. (A)	30,100	712,768
Express, Inc. (A)	90,800	772,708
Lumber Liquidators Holdings, Inc. (A)	65,104	1,377,601
Party City Holdco, Inc. (A)(B)	76,535	1,125,065
		6,458,480
Textiles, apparel and luxury goods – 1.5%
Crocs, Inc. (A)	55,200	984,768
Culp, Inc.	35,600	1,105,380
Steven Madden, Ltd.	38,592	2,039,587
		4,129,735
		29,115,545
Consumer staples – 4.1%
Food and staples retailing – 0.9%
PriceSmart, Inc.	17,100	1,447,515
SpartanNash Company	41,800	1,034,968
		2,482,483
Food products – 2.4%
Nomad Foods, Ltd. (A)	177,800	3,093,720
Pinnacle Foods, Inc.	20,700	1,323,558
Post Holdings, Inc. (A)	20,100	1,545,087
The Simply Good Foods Company (A)	61,590	816,068
		6,778,433
Household products – 0.6%
Energizer Holdings, Inc.	27,400	1,664,276
Tobacco – 0.2%
Vector Group, Ltd. (B)	33,880	657,272
		11,582,464
Energy – 5.7%
Energy equipment and services – 1.7%
Frank’s International NV (B)	194,200	1,433,196
Keane Group, Inc. (A)(B)	71,129	1,042,040
Oceaneering International, Inc.	45,700	1,089,031
TETRA Technologies, Inc. (A)	277,400	1,170,628
		4,734,895
Oil, gas and consumable fuels – 4.0%
Andeavor	14,729	2,127,309
Centennial Resource Development, Inc.,
Class A (A)	109,400	1,925,440
International Seaways, Inc. (A)	52,900	1,105,610
Jagged Peak Energy, Inc. (A)(B)	86,476	1,042,036
Matador Resources Company (A)	85,800	2,408,406
WPX Energy, Inc. (A)	150,500	2,740,605
		11,349,406
		16,084,301
Financials – 30.1%
Banks – 19.0%
Atlantic Capital Bancshares, Inc. (A)	43,907	922,047
BankUnited, Inc.	82,100	3,462,157
CoBiz Financial, Inc.	99,200	2,214,144
Columbia Banking System, Inc.	68,400	2,908,368
East West Bancorp, Inc.	59,895	4,161,505
FB Financial Corp.	30,184	1,235,129
First Hawaiian, Inc.	32,428	949,492
Glacier Bancorp, Inc.	63,900	2,491,461
Heritage Commerce Corp.	42,000	716,520
Heritage Financial Corp.	39,250	1,261,888
Home BancShares, Inc.	194,500	4,477,390
Hope Bancorp, Inc.	85,200	1,532,748
Howard Bancorp, Inc. (A)	44,328	766,874
Live Oak Bancshares, Inc.	33,306	984,192
National Bank Holdings Corp., Class A	66,050	2,571,987
Origin Bancorp, Inc. (A)	6,726	261,238
Pinnacle Financial Partners, Inc.	17,900	1,200,195
Popular, Inc.	58,000	2,623,920
Premier Commercial Bancorp (A)	9,200	142,600
Prosperity Bancshares, Inc.	38,000	2,752,340
South State Corp.	8,596	769,557
SVB Financial Group (A)	12,636	3,944,075
Synovus Financial Corp.	20,800	1,125,488
Texas Capital Bancshares, Inc. (A)	24,800	2,389,480
Towne Bank	80,700	2,554,155
Webster Financial Corp.	37,980	2,434,518
Wintrust Financial Corp.	27,700	2,551,447
		53,404,915
Capital markets – 2.8%
Cboe Global Markets, Inc.	12,279	1,197,939
Hercules Capital, Inc.	116,400	1,442,196
Houlihan Lokey, Inc.	27,126	1,326,190
Main Street Capital Corp. (B)	25,900	995,078
Safeguard Scientifics, Inc. (A)	40,000	526,000
Stifel Financial Corp.	17,200	1,011,360
TPG Specialty Lending, Inc. (B)	13,000	242,580
Virtus Investment Partners, Inc. (B)	7,700	966,732
		7,708,075
Consumer finance – 1.3%
Green Dot Corp., Class A (A)	52,500	3,741,675
Insurance – 2.5%
Assured Guaranty, Ltd.	35,802	1,270,613
Employers Holdings, Inc.	31,450	1,245,420
Goosehead Insurance, Inc., Class A (A)	8,644	139,601
Kinsale Capital Group, Inc.	8,313	440,256
ProAssurance Corp.	43,600	1,674,240
Safety Insurance Group, Inc.	12,800	1,100,800
State Auto Financial Corp.	39,400	1,222,188
		7,093,118
Mortgage real estate investment trusts – 0.7%
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	61,300	1,124,242
Redwood Trust, Inc.	56,200	919,432
		2,043,674
Thrifts and mortgage finance – 3.8%
Beneficial Bancorp, Inc.	101,731	1,663,302
Meridian Bancorp, Inc.	62,500	1,221,875
PCSB Financial Corp.	49,122	1,004,054
PDL Community Bancorp (A)	48,866	750,582
Radian Group, Inc.	109,900	1,747,410
Sterling Bancorp, Inc.	49,811	678,426
United Financial Bancorp, Inc.	99,200	1,728,064
WSFS Financial Corp.	33,900	1,774,665
		10,568,378
		84,559,835

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care – 7.1%
Health care equipment and supplies – 4.8%
Atrion Corp.	4,961	$2,926,990
Haemonetics Corp. (A)	19,800	1,788,930
Halyard Health, Inc. (A)	51,300	2,816,370
Quidel Corp. (A)	58,600	3,674,220
West Pharmaceutical Services, Inc.	25,400	2,362,200
		13,568,710
Health care providers and services – 2.3%
Molina Healthcare, Inc. (A)	19,200	1,630,656
Select Medical Holdings Corp. (A)	92,300	1,670,630
The Ensign Group, Inc.	63,500	2,324,735
WellCare Health Plans, Inc. (A)	3,600	798,012
		6,424,033
		19,992,743
Industrials – 13.3%
Aerospace and defense – 1.5%
Cubic Corp.	29,900	2,079,545
Triumph Group, Inc.	96,300	2,041,560
		4,121,105
Building products – 0.6%
Universal Forest Products, Inc.	47,200	1,736,016
Commercial services and supplies – 2.1%
Brady Corp., Class A	27,400	1,068,600
Matthews International Corp., Class A	21,000	1,155,000
McGrath RentCorp	31,067	2,021,840
MSA Safety, Inc.	13,200	1,227,600
Stericycle, Inc. (A)	8,000	508,000
		5,981,040
Construction and engineering – 0.8%
Aegion Corp. (A)	84,300	2,166,510
Electrical equipment – 0.3%
Thermon Group Holdings, Inc. (A)	41,700	961,602
Machinery – 3.2%
Blue Bird Corp. (A)	41,400	776,250
CIRCOR International, Inc.	26,000	1,251,380
ESCO Technologies, Inc.	33,000	1,851,300
Hillenbrand, Inc.	23,970	1,118,201
Lydall, Inc. (A)	17,700	741,630
RBC Bearings, Inc. (A)	13,800	1,734,798
Sun Hydraulics Corp.	29,891	1,487,376
		8,960,935
Marine – 0.5%
Kirby Corp. (A)	15,100	1,369,570
Professional services – 1.3%
FTI Consulting, Inc. (A)	33,500	2,076,665
Navigant Consulting, Inc. (A)	67,000	1,632,120
		3,708,785
Road and rail – 2.4%
Genesee & Wyoming, Inc., Class A (A)	23,800	1,859,018
Landstar System, Inc.	33,067	3,749,798
Universal Logistics Holdings, Inc.	42,400	1,055,760
		6,664,576
Trading companies and distributors – 0.6%
Beacon Roofing Supply, Inc. (A)	39,365	1,649,394
		37,319,533
Information technology – 8.6%
Communications equipment – 0.6%
Harmonic, Inc. (A)	340,503	1,310,937
Lumentum Holdings, Inc. (A)(B)	5,600	329,000
		1,639,937
Electronic equipment, instruments and components – 4.3%
Belden, Inc.	45,100	2,492,226
Knowles Corp. (A)	112,000	1,624,000
Littelfuse, Inc.	22,074	4,791,162
Mesa Laboratories, Inc. (B)	6,200	986,296
Methode Electronics, Inc.	31,100	1,248,665
SYNNEX Corp.	9,456	1,010,090
		12,152,439
Internet software and services – 0.8%
GTT Communications, Inc. (A)	22,900	1,076,300
Q2 Holdings, Inc. (A)	20,200	1,154,430
		2,230,730
IT services – 0.6%
Conduent, Inc. (A)	87,900	1,692,075
Evo Payments, Inc., Class A (A)	4,651	99,903
		1,791,978
Semiconductors and semiconductor equipment – 1.2%
Cabot Microelectronics Corp.	14,600	1,652,282
MaxLinear, Inc. (A)	35,200	645,920
Rudolph Technologies, Inc. (A)	30,300	1,015,050
		3,313,252
Software – 1.1%
Ceridian HCM Holding, Inc. (A)	9,336	322,279
Pluralsight, Inc., Class A (A)(B)	9,808	211,068
RealPage, Inc. (A)	15,300	898,875
Rosetta Stone, Inc. (A)	37,100	601,762
Zendesk, Inc. (A)	17,400	972,486
Zuora, Inc., Class A (A)	1,792	39,747
		3,046,217
		24,174,553
Materials – 4.9%
Chemicals – 1.9%
American Vanguard Corp.	48,900	1,053,795
KMG Chemicals, Inc.	37,781	2,525,660
Minerals Technologies, Inc.	22,200	1,620,600
		5,200,055
Containers and packaging – 0.7%
Myers Industries, Inc.	106,478	2,086,969
Metals and mining – 1.9%
Carpenter Technology Corp.	42,100	2,523,474
Constellium NV, Class A (A)	88,900	1,080,135
New Gold, Inc. (A)	240,600	550,974
Reliance Steel & Aluminum Company	13,300	1,244,481
		5,399,064
Paper and forest products – 0.4%
Clearwater Paper Corp. (A)	49,188	1,182,971
		13,869,059
Real estate – 8.2%
Equity real estate investment trusts – 8.2%
Acadia Realty Trust	43,600	1,122,700
American Campus Communities, Inc.	25,230	1,011,723
Cedar Realty Trust, Inc.	368,500	1,617,715
Douglas Emmett, Inc.	33,700	1,297,113
EastGroup Properties, Inc.	25,100	2,340,073
First Industrial Realty Trust, Inc.	12,654	416,696
Healthcare Realty Trust, Inc.	42,500	1,157,700
JBG SMITH Properties	48,193	1,777,840
Kilroy Realty Corp.	20,400	1,553,460
PotlatchDeltic Corp.	38,500	1,944,250
PS Business Parks, Inc.	14,400	1,764,864
Retail Opportunity Investments Corp.	42,400	768,288
Saul Centers, Inc.	26,000	1,288,560

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
Sunstone Hotel Investors, Inc.	89,200	$1,551,188
Terreno Realty Corp.	60,100	2,290,411
Washington Real Estate Investment Trust	34,100	977,988
		22,880,569
Utilities – 6.5%
Electric utilities – 2.2%
El Paso Electric Company	24,700	1,447,420
MGE Energy, Inc.	6,600	393,690
PNM Resources, Inc.	76,200	3,044,190
Portland General Electric Company	30,800	1,313,928
		6,199,228
Gas utilities – 2.9%
Atmos Energy Corp.	16,800	1,498,728
Chesapeake Utilities Corp.	33,100	2,643,035
ONE Gas, Inc.	39,800	2,986,990
RGC Resources, Inc.	8,695	229,983
South Jersey Industries, Inc.	24,761	820,084
		8,178,820
Multi-utilities – 0.8%
NorthWestern Corp.	34,100	1,857,768
SCANA Corp.	8,300	301,290
		2,159,058
Water utilities – 0.6%
California Water Service Group	30,700	1,235,675
SJW Group	6,800	429,284
		1,664,959
		18,202,065
TOTAL COMMON STOCKS (Cost $165,830,089)		$277,780,667

WARRANTS – 0.0%
The Simply Good Foods Company
(Expiration Date: 7-7-22; Strike Price:
$11.50) (A)	12,533	45,119
TOTAL WARRANTS (Cost $25,192)		$45,119

SECURITIES LENDING COLLATERAL – 1.6%
John Hancock Collateral Trust,
1.8769% (C)(D)	455,375	4,555,796
TOTAL SECURITIES LENDING COLLATERAL (Cost
$4,554,781)		$4,555,796

SHORT-TERM INVESTMENTS – 0.5%
Money market funds – 0.5%
State Street Institutional U.S. Government
Money Market Fund, Premier Class,
1.6659% (C)	496,561	496,561
T. Rowe Price Government Reserve Fund,
1.7588% (C)	948,384	948,384
		1,444,945
TOTAL SHORT-TERM INVESTMENTS (Cost $1,444,945)		$1,444,945
Total Investments (Small Company Value Fund)
(Cost $171,855,007) – 101.0%		$283,826,527
Other assets and liabilities, net – (1.0%)		(2,865,318)
TOTAL NET ASSETS – 100.0%		$280,961,209

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $4,431,376.
(C)	The rate shown is the annualized seven-day yield as of 5-31-18.
(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 96.4%
Consumer discretionary – 11.3%
Auto components – 0.7%
Aisin Seiki Company, Ltd.	36,000	$1,805,803
American Axle & Manufacturing
Holdings, Inc. (A)	17,687	279,808
Aptiv PLC	32,108	3,130,530
BorgWarner, Inc.	24,238	1,182,330
Bridgestone Corp.	131,700	5,270,794
Cheng Shin Rubber Industry
Company, Ltd.	255,730	388,181
Cie Generale des Etablissements
Michelin SCA	26,434	3,417,475
Continental AG	7,006	1,774,212
Cooper Tire & Rubber Company	19,249	494,699
Cooper-Standard Holdings, Inc. (A)	3,053	379,183
Dana, Inc.	54,609	1,217,781
Delphi Technologies PLC	17,649	884,215
Denso Corp.	96,516	4,679,138
Dorman Products, Inc. (A)	4,884	315,116
Faurecia SA	11,752	996,981
Fox Factory Holding Corp. (A)	6,410	254,798
Fuyao Glass Industry Group
Company, Ltd., H Shares (B)	89,200	329,118
Gentex Corp.	53,895	1,295,097
Gentherm, Inc. (A)	6,637	234,950
Hankook Tire Company, Ltd.	13,069	518,745
Hanon Systems	32,842	306,463
Horizon Global Corp. (A)	5,074	33,742
Hyundai Mobis Company, Ltd.	11,812	2,382,533
Hyundai Wia Corp.	2,960	138,415
Koito Manufacturing Company, Ltd.	22,776	1,668,374
LCI Industries	4,355	381,934
Linamar Corp.	7,397	370,363
Magna International, Inc.	48,163	3,088,286
Minth Group, Ltd.	182,500	835,147
Modine Manufacturing Company (A)	9,032	162,576
Motorcar Parts of America, Inc. (A)	3,518	75,461
Nexteer Automotive Group, Ltd.	142,784	234,222
NGK Spark Plug Company, Ltd.	32,400	883,317
NOK Corp.	19,400	363,021
Nokian Renkaat OYJ	21,825	845,657
Standard Motor Products, Inc.	3,943	178,421
Stanley Electric Company, Ltd.	28,000	950,288
Stoneridge, Inc. (A)	4,852	152,984
Sumitomo Electric Industries, Ltd.	151,900	2,284,668
Sumitomo Rubber Industries, Ltd.	34,300	573,527
Superior Industries International, Inc.	4,842	84,735
Tenneco, Inc.	9,198	406,368
The Goodyear Tire & Rubber Company	30,421	743,185
The Yokohama Rubber Company, Ltd.	24,000	520,214
Tower International, Inc.	3,583	105,340
Toyoda Gosei Company, Ltd.	12,600	330,489
Toyota Industries Corp.	32,729	1,904,477
Valeo SA	36,997	2,350,504
		51,203,665
Automobiles – 1.4%
Astra International Tbk PT	2,725,308	1,348,173
Bayerische Motoren Werke AG	21,131	2,111,497
Brilliance China Automotive
Holdings, Ltd.	525,300	976,443

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
BYD Company, Ltd., H Shares (C)	110,694	$714,095
Daimler AG	61,278	4,426,736
Dongfeng Motor Group Company, Ltd.,
H Shares	469,580	534,898
Ferrari NV	19,005	2,484,405
Fiat Chrysler Automobiles NV (A)	167,386	3,793,784
Ford Motor Company	461,021	5,324,793
Ford Otomotiv Sanayi AS	8,616	121,962
Geely Automobile Holdings, Ltd.	856,300	2,404,611
General Motors Company	149,868	6,399,364
Great Wall Motor Company, Ltd.,
H Shares	536,250	522,932
Guangzhou Automobile Group
Company, Ltd., H Shares	364,319	616,182
Harley-Davidson, Inc.	19,603	805,291
Honda Motor Company, Ltd.	348,427	11,057,372
Hyundai Motor Company	26,636	3,426,432
Isuzu Motors, Ltd.	111,800	1,492,326
Kia Motors Corp.	45,899	1,324,175
Mazda Motor Corp.	114,880	1,440,957
Mitsubishi Motors Corp.	135,400	1,020,295
Nissan Motor Company, Ltd.	470,125	4,662,748
Peugeot SA	91,138	2,131,299
Renault SA	29,805	2,890,187
Subaru Corp.	124,400	3,793,697
Suzuki Motor Corp.	69,500	3,982,603
Thor Industries, Inc.	9,624	891,182
Tofas Turk Otomobil Fabrikasi AS	16,634	91,840
Toyota Motor Corp.	527,900	33,483,174
UMW Holdings BHD (A)	77,800	124,592
Volkswagen AG	2,014	372,994
Winnebago Industries, Inc. (C)	5,699	206,589
Yamaha Motor Company, Ltd.	56,700	1,634,528
		106,612,156
Distributors – 0.1%
Core-Mark Holding Company, Inc.	8,349	162,972
Genuine Parts Company	32,535	2,953,853
Imperial Holdings, Ltd.	6,236	100,096
Jardine Cycle & Carriage, Ltd.	24,054	616,962
LKQ Corp. (A)	68,270	2,168,938
Pool Corp.	7,934	1,133,927
Weyco Group, Inc.	1,201	41,639
		7,178,387
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	22,627	1,080,439
American Public Education, Inc. (A)	2,900	123,540
Benesse Holdings, Inc.	14,200	514,633
Bridgepoint Education, Inc. (A)	5,406	37,247
Capella Education Company	2,064	195,977
Career Education Corp. (A)	12,225	188,143
Carriage Services, Inc.	2,733	68,735
Chegg, Inc. (A)	17,453	488,160
Collectors Universe, Inc.	1,861	27,729
Graham Holdings Company, Class B	908	527,412
Grand Canyon Education, Inc. (A)	8,415	934,907
H&R Block, Inc.	15,713	431,322
Houghton Mifflin Harcourt Company (A)	19,527	132,784
K12, Inc. (A)	7,061	113,965
Kroton Educacional SA	177,380	513,964
Laureate Education, Inc., Class A (A)	9,986	162,073
New Oriental Education & Technology
Group, Inc., ADR	23,600	2,347,492
Regis Corp. (A)	6,425	111,088
Service Corp. International	36,328	1,332,874
Sotheby’s (A)	14,193	778,060
Strayer Education, Inc.	1,903	207,998
TAL Education Group, ADR (A)	55,462	2,354,917
Weight Watchers International, Inc. (A)	5,032	379,010
		13,052,469
Hotels, restaurants and leisure – 1.4%
Accor SA	28,991	1,587,296
Aristocrat Leisure, Ltd.	74,909	1,693,446
Belmond, Ltd., Class A (A)	16,505	197,235
Biglari Holdings, Inc., Class B (A)	185	39,810
BJ’s Restaurants, Inc.	3,667	205,352
Bloomin’ Brands, Inc.	16,270	345,249
Bluegreen Vacations Corp. (C)	1,494	30,029
Bojangles’, Inc. (A)	3,533	52,288
Boyd Gaming Corp. (C)	30,993	1,169,986
Brinker International, Inc. (C)	17,448	763,001
Caesars Entertainment Corp. (A)	24,507	297,760
Carnival Corp.	31,429	1,957,398
Carnival PLC	26,305	1,685,542
Carrols Restaurant Group, Inc. (A)	6,304	80,691
Century Casinos, Inc. (A)	5,405	45,888
Chipotle Mexican Grill, Inc. (A)	1,958	842,292
Churchill Downs, Inc.	4,638	1,388,617
Chuy’s Holdings, Inc. (A)	3,057	90,029
Compass Group PLC	223,407	4,800,774
Cracker Barrel Old Country
Store, Inc. (C)	8,129	1,273,896
Crown Resorts, Ltd.	53,253	534,265
Darden Restaurants, Inc.	9,395	821,217
Dave & Buster’s Entertainment, Inc. (A)	7,361	306,512
Del Frisco’s Restaurant Group, Inc. (A)	4,218	55,889
Del Taco Restaurants, Inc. (A)	6,186	74,479
Denny’s Corp. (A)	11,596	176,839
Dine Brands Global, Inc. (C)	3,075	195,109
Domino’s Pizza Enterprises, Ltd.	8,597	319,359
Domino’s Pizza, Inc.	8,590	2,160,213
Drive Shack, Inc. (A)(C)	11,498	75,082
Dunkin’ Brands Group, Inc. (C)	16,157	1,034,533
El Pollo Loco Holdings, Inc. (A)	4,115	43,619
Eldorado Resorts, Inc. (A)	8,414	380,313
Fiesta Restaurant Group, Inc. (A)	4,819	119,752
Flight Centre Travel Group, Ltd.	7,813	363,339
Galaxy Entertainment Group, Ltd.	588,000	5,153,177
Genting BHD	359,400	792,602
Genting Malaysia BHD	465,460	582,280
Genting Singapore PLC	1,440,200	1,351,754
Golden Entertainment, Inc. (A)	3,219	98,244
GVC Holdings PLC	76,094	1,027,209
Hilton Worldwide Holdings, Inc.	22,071	1,781,350
ILG, Inc.	39,869	1,365,115
InterContinental Hotels Group PLC	25,631	1,638,981
International Speedway Corp., Class A	9,300	387,810
J Alexander’s Holdings, Inc. (A)	2,791	33,492
Jack in the Box, Inc.	11,070	893,017
Jollibee Foods Corp.	70,250	366,599
Kangwon Land, Inc.	20,772	517,091
Lindblad Expeditions Holdings, Inc. (A)	4,282	51,384
Marriott International, Inc., Class A	23,277	3,150,775
Marriott Vacations Worldwide Corp.	3,834	461,000
McDonald’s Corp.	61,617	9,859,336
McDonald’s Holdings Company
Japan, Ltd.	13,100	658,687
Melco Resorts &
Entertainment, Ltd., ADR	60,700	1,982,462
Merlin Entertainments PLC (B)	102,085	497,543

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
MGM China Holdings, Ltd.	233,600	$675,302
MGM Resorts International	39,406	1,239,319
Minor International PCL	301,130	305,966
Minor International PCL	26,300	26,722
Monarch Casino & Resort, Inc. (A)	2,026	90,238
Nathan’s Famous, Inc.	536	45,855
Norwegian Cruise Line
Holdings, Ltd. (A)	15,748	824,250
Oriental Land Company, Ltd.	44,200	4,516,196
Paddy Power Betfair PLC	6,371	775,383
Papa John’s International, Inc.	9,490	487,312
Penn National Gaming, Inc. (A)	15,229	519,004
Pinnacle Entertainment, Inc. (A)	9,438	320,043
Planet Fitness, Inc., Class A (A)	15,498	614,186
PlayAGS, Inc. (A)	2,032	51,450
Potbelly Corp. (A)	4,738	63,015
RCI Hospitality Holdings, Inc.	1,716	54,826
Red Lion Hotels Corp. (A)	3,688	40,199
Red Robin Gourmet Burgers, Inc. (A)	2,309	116,258
Red Rock Resorts, Inc., Class A	12,433	428,193
Restaurant Brands International, Inc.	31,667	1,870,077
Royal Caribbean Cruises, Ltd.	13,093	1,374,503
Ruth’s Hospitality Group, Inc.	5,194	137,901
Sands China, Ltd.	602,052	3,587,247
Scientific Games Corp. (A)	20,014	1,186,830
SeaWorld Entertainment, Inc. (A)(C)	12,440	220,810
Shake Shack, Inc., Class A (A)	4,044	241,103
Shangri-La Asia, Ltd.	308,500	614,131
Six Flags Entertainment Corp. (C)	15,444	996,447
SJM Holdings, Ltd.	488,384	697,561
Sodexo SA	13,962	1,357,572
Sonic Corp. (C)	6,754	163,987
Speedway Motorsports, Inc.	2,518	42,051
Starbucks Corp.	108,800	6,165,696
Tabcorp Holdings, Ltd.	269,092	886,954
Texas Roadhouse, Inc.	24,860	1,540,574
The Cheesecake Factory, Inc. (C)	16,078	833,001
The Habit Restaurants, Inc.,
Class A (A)(C)	4,276	37,629
The Wendy’s Company	35,176	566,685
TUI AG	62,732	1,455,474
Whitbread PLC	26,129	1,463,085
Wingstop, Inc.	5,175	261,907
Wyndham Worldwide Corp.	19,293	2,092,133
Wynn Macau, Ltd.	384,350	1,457,312
Wynn Resorts, Ltd.	6,607	1,295,038
Yum China Holdings, Inc.	66,708	2,621,624
Yum! Brands, Inc.	25,695	2,089,774
Zoe’s Kitchen, Inc. (A)(C)	3,727	33,841
		104,341,671
Household durables – 0.8%
Arcelik AS	29,512	108,360
AV Homes, Inc. (A)	2,299	42,187
Barratt Developments PLC	141,793	1,027,533
Bassett Furniture Industries, Inc.	1,992	55,079
Beazer Homes USA, Inc. (A)	5,771	87,142
Berkeley Group Holdings PLC	17,919	1,010,624
Casio Computer Company, Ltd.	39,200	597,809
Cavco Industries, Inc. (A)	1,522	315,967
Century Communities, Inc. (A)	3,635	109,414
Coway Company, Ltd.	9,164	741,892
CSS Industries, Inc.	1,932	31,202
D.R. Horton, Inc.	53,205	2,245,783
Electrolux AB, Series B	34,428	849,835
Ethan Allen Interiors, Inc.	4,601	107,893
Flexsteel Industries, Inc.	1,595	59,446
Garmin, Ltd.	17,565	1,055,481
GoPro, Inc., Class A (A)(C)	20,038	111,011
Green Brick Partners, Inc. (A)	4,289	50,610
Haier Electronics Group Company, Ltd.	218,300	782,596
Hamilton Beach Brands Holding
Company, Class B	765	21,443
Hanssem Company, Ltd.	1,889	197,830
Helen of Troy, Ltd. (A)	10,204	916,319
Hooker Furniture Corp.	2,114	78,852
Hovnanian Enterprises, Inc., Class A (A)	22,785	40,557
Husqvarna AB, B Shares	59,340	583,625
Iida Group Holdings Company, Ltd.	29,900	568,762
Installed Building Products, Inc. (A)	3,887	235,747
iRobot Corp. (A)(C)	4,872	304,062
KB Home	31,778	837,033
La-Z-Boy, Inc.	8,397	261,986
Leggett & Platt, Inc.	20,895	862,964
Lennar Corp., A Shares	42,375	2,192,483
LG Electronics, Inc.	18,486	1,584,694
LGI Homes, Inc. (A)(C)	3,050	185,776
Libbey, Inc.	4,683	30,486
M/I Homes, Inc. (A)	4,691	130,316
MDC Holdings, Inc.	8,013	253,051
Meritage Homes Corp. (A)	6,881	311,365
Mohawk Industries, Inc. (A)	9,819	2,003,469
Newell Brands, Inc.	74,943	1,767,156
Nien Made Enterprise Company, Ltd.	19,300	152,268
Nikon Corp.	68,900	1,114,256
NVR, Inc. (A)	673	2,012,633
Panasonic Corp.	446,720	6,057,292
Persimmon PLC	43,929	1,652,891
PICO Holdings, Inc. (A)	4,637	51,239
PulteGroup, Inc.	41,653	1,260,003
Rinnai Corp.	6,700	638,165
SEB SA	3,476	627,991
Sekisui Chemical Company, Ltd.	81,000	1,326,745
Sekisui House, Ltd.	120,000	2,132,927
Sharp Corp. (C)	30,240	800,880
Sony Corp.	256,000	12,077,789
Steinhoff International Holdings NV (A)	123,315	10,956
Taylor Morrison Home Corp.,
Class A (A)	19,913	428,130
Taylor Wimpey PLC	469,198	1,184,701
Techtronic Industries Company, Ltd.	339,000	2,016,677
Tempur Sealy International, Inc. (A)(C)	9,068	418,307
The New Home Company, Inc. (A)	2,828	28,535
Toll Brothers, Inc.	28,079	1,108,840
TopBuild Corp. (A)	6,265	525,947
TRI Pointe Group, Inc. (A)	56,590	976,743
Tupperware Brands Corp.	10,039	423,244
Universal Electronics, Inc. (A)	2,721	80,678
Whirlpool Corp.	10,867	1,572,998
William Lyon Homes, Class A (A)	5,723	136,494
ZAGG, Inc. (A)	4,938	75,058
		61,650,227
Internet and direct marketing retail – 2.1%
1-800-Flowers.com, Inc., Class A (A)	4,958	62,471
Amazon.com, Inc. (A)	65,630	106,951,961
Booking Holdings, Inc. (A)	7,964	16,795,439
Ctrip.com International, Ltd., ADR (A)	68,200	3,075,138
Duluth Holdings, Inc., Class B (A)(C)	1,984	34,403
Expedia Group, Inc.	20,006	2,421,326
Gaia, Inc. (A)	1,955	37,145
Groupon, Inc. (A)(C)	61,571	296,157

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet and direct marketing retail (continued)
JD.com, Inc., ADR (A)	114,700	$4,035,146
Lands’ End, Inc. (A)	2,441	48,210
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	13,499	197,760
Netflix, Inc. (A)	70,887	24,923,869
Nutrisystem, Inc.	5,450	203,285
Overstock.com, Inc. (A)(C)	3,052	102,013
PetMed Express, Inc.	3,570	128,413
Rakuten, Inc.	188,542	1,263,343
Shutterfly, Inc. (A)	5,861	551,755
Start Today Company, Ltd.	38,000	1,314,204
TripAdvisor, Inc. (A)(C)	17,750	925,485
Vipshop Holdings, Ltd., ADR (A)	70,500	823,440
Zalando SE (A)(B)	6,938	369,474
		164,560,437
Leisure products – 0.2%
Acushnet Holdings Corp.	5,588	133,609
American Outdoor Brands Corp. (A)	10,062	126,681
Bandai Namco Holdings, Inc.	40,500	1,719,103
Brunswick Corp.	17,195	1,093,602
Callaway Golf Company	16,892	319,934
Clarus Corp. (A)	4,911	36,096
Giant Manufacturing Company, Ltd.	42,661	184,121
Hasbro, Inc.	17,448	1,513,614
Johnson Outdoors, Inc., Class A	896	67,988
Malibu Boats, Inc., Class A (A)	3,827	164,102
Mattel, Inc. (C)	54,537	846,414
MCBC Holdings, Inc. (A)	3,452	101,799
Nautilus, Inc. (A)	5,807	86,815
Polaris Industries, Inc. (C)	11,518	1,288,864
Sankyo Company, Ltd.	9,084	359,398
Sega Sammy Holdings, Inc.	35,000	616,724
Shimano, Inc.	14,900	2,099,859
Sturm Ruger & Company, Inc. (C)	3,011	184,424
Vista Outdoor, Inc. (A)	10,586	179,327
Yamaha Corp.	34,100	1,773,412
		12,895,886
Media – 1.7%
Alibaba Pictures Group, Ltd. (A)	2,074,900	268,677
AMC Entertainment Holdings, Inc.,
Class A (C)	9,748	144,270
AMC Networks, Inc., Class A (A)	9,668	552,720
Astro Malaysia Holdings BHD	253,700	89,399
Axel Springer SE	2,950	214,370
Cable One, Inc.	921	597,950
CBS Corp., Class B	55,388	2,789,894
Central European Media
Enterprises, Ltd., Class A (A)	15,196	57,745
Charter Communications, Inc.,
Class A (A)(C)	29,722	7,758,631
Cheil Worldwide, Inc.	12,365	226,539
Cinemark Holdings, Inc.	20,815	702,923
CJ E&M Corp.	3,387	283,954
Clear Channel Outdoor Holdings, Inc.,
Class A	7,725	33,604
Comcast Corp., Class A	740,403	23,085,766
Cyfrowy Polsat SA	14,692	98,749
Daily Journal Corp. (A)(C)	213	48,138
Dentsu, Inc.	43,944	2,093,860
Discovery, Inc., Series A (A)(C)	26,522	559,349
Discovery, Inc., Series C (A)	53,839	1,064,397
DISH Network Corp., Class A (A)	36,356	1,074,320
Emerald Expositions Events, Inc.	3,510	71,780
Entercom Communications Corp.,
Class A (C)	23,056	157,934
Entravision Communications Corp.,
Class A	12,789	51,156
Eros International PLC (A)(C)	5,608	75,708
Eutelsat Communications SA	26,879	516,888
Gannett Company, Inc.	20,357	215,173
Gray Television, Inc. (A)	14,631	160,941
Grupo Televisa SAB	403,797	1,351,413
Hakuhodo DY Holdings, Inc.	46,900	709,806
Hemisphere Media Group, Inc. (A)	3,309	40,204
IMAX Corp. (A)	10,161	212,365
ITV PLC	505,589	1,090,542
JCDecaux SA	11,419	356,710
John Wiley & Sons, Inc., Class A	8,735	592,233
Lagardere SCA	17,959	485,697
Liberty Media Corp.-Liberty Braves,
Class A (A)	2,343	58,481
Liberty Media Corp.-Liberty Braves,
Class C (A)	5,977	149,305
Live Nation Entertainment, Inc. (A)	26,576	1,132,935
Loral Space & Communications, Inc. (A)	2,338	89,779
MDC Partners, Inc., Class A (A)	10,506	43,600
Media General, Inc. (A)(D)	18,354	1,762
Meredith Corp. (C)	14,901	750,265
MSG Networks, Inc., Class A (A)	10,765	207,765
Naspers, Ltd., N Shares	18,280	4,347,281
National CineMedia, Inc. (C)	11,990	88,846
New Media Investment Group, Inc.	9,295	155,227
News Corp., Class A	61,197	919,791
News Corp., Class B	19,522	301,615
Nexstar Media Group, Inc., Class A	7,905	524,102
Omnicom Group, Inc.	36,835	2,655,067
Pearson PLC	112,866	1,352,885
ProSiebenSat.1 Media SE	14,630	430,143
Publicis Groupe SA	32,071	2,238,438
Reading International, Inc., Class A (A)	3,262	51,018
RTL Group SA	2,341	176,495
Schibsted ASA, B Shares	19,469	529,693
Scholastic Corp.	5,101	229,494
SES SA	56,188	973,723
SFX Entertainment, Inc. (A)(D)	8,025	0
Shaw Communications, Inc., Class B	61,743	1,242,860
Sinclair Broadcast Group, Inc., Class A	12,892	353,241
Singapore Press Holdings, Ltd.	371,300	728,700
Sky PLC	146,796	2,629,496
Surya Citra Media Tbk PT	779,500	137,221
TEGNA, Inc.	42,330	438,962
Telenet Group Holding NV (A)	8,114	409,741
The EW Scripps Company, Class A	10,778	134,617
The Interpublic Group of
Companies, Inc.	61,030	1,379,278
The Marcus Corp.	3,461	109,195
The New York Times Company, Class A	47,589	1,082,650
The Walt Disney Company	240,071	23,879,862
Time Warner, Inc.	124,509	11,723,767
Toho Company, Ltd.	22,900	792,312
tronc, Inc. (A)	3,714	59,573
Twenty-First Century Fox, Inc., Class A	168,945	6,512,830
Twenty-First Century Fox, Inc., Class B	69,716	2,661,060
Viacom, Inc., Class B	55,851	1,513,562
Vivendi SA	160,206	4,050,614
WideOpenWest, Inc. (A)(C)	5,468	48,392
World Wrestling Entertainment, Inc.,
Class A (C)	7,569	438,169

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
WPP PLC	178,088	$2,934,907
		128,502,524
Multiline retail – 0.4%
Big Lots, Inc. (C)	15,947	652,392
Canadian Tire Corp., Ltd., Class A	9,179	1,168,648
Dillard’s, Inc., Class A (C)	6,489	528,399
Dollar General Corp.	40,110	3,508,823
Dollar Tree, Inc. (A)	36,866	3,044,763
Dollarama, Inc.	14,750	1,702,404
Don Quijote Holdings Company, Ltd.	23,800	1,264,404
El Puerto de Liverpool SAB de CV,
Series C1	32,675	185,962
Harvey Norman Holdings, Ltd.	78,468	213,050
Hyundai Department Store
Company, Ltd.	2,478	258,022
Isetan Mitsukoshi Holdings, Ltd.	68,240	839,924
J Front Retailing Company, Ltd.	49,000	768,910
J.C. Penney Company, Inc. (A)(C)	57,340	138,763
Kohl’s Corp.	26,215	1,749,851
Lojas Renner SA	88,896	707,197
Lotte Shopping Company, Ltd.	1,983	410,905
Macy’s, Inc.	47,460	1,656,829
Marks & Spencer Group PLC	224,999	847,913
Marui Group Company, Ltd.	40,000	809,338
Matahari Department Store Tbk PT	332,000	217,751
Next PLC	20,829	1,604,352
Nordstrom, Inc.	18,200	892,346
Ollie’s Bargain Outlet Holdings, Inc. (A)	8,499	600,879
Robinson PCL	76,100	149,559
Ryohin Keikaku Company, Ltd.	4,800	1,626,485
SACI Falabella	101,851	954,096
Shinsegae, Inc.	1,287	521,742
Takashimaya Company, Ltd.	61,000	508,168
Target Corp.	84,495	6,158,841
Woolworths Holdings, Ltd.	40,516	185,515
		33,876,231
Specialty retail – 1.3%
Aaron’s, Inc.	23,460	933,239
ABC-Mart, Inc.	6,567	403,018
Abercrombie & Fitch Company, Class A	12,282	292,926
Advance Auto Parts, Inc.	9,069	1,166,455
American Eagle Outfitters, Inc.	62,220	1,381,284
America’s Car-Mart, Inc. (A)	1,256	78,374
Asbury Automotive Group, Inc. (A)	3,320	230,906
Ascena Retail Group, Inc. (A)	33,758	110,051
At Home Group, Inc. (A)	1,989	68,839
AutoNation, Inc. (A)	11,722	535,227
AutoZone, Inc. (A)	3,366	2,185,611
Barnes & Noble Education, Inc. (A)	7,563	47,949
Barnes & Noble, Inc.	11,625	68,006
Bed Bath & Beyond, Inc.	27,901	506,682
Best Buy Company, Inc.	31,496	2,149,602
Big 5 Sporting Goods Corp. (C)	4,330	35,506
Boot Barn Holdings, Inc. (A)	3,606	85,390
Caleres, Inc.	7,593	269,248
Camping World Holdings, Inc.,
Class A (C)	5,906	112,214
CarMax, Inc. (A)(C)	22,305	1,537,261
Carvana Company (A)(C)	4,431	127,834
Chico’s FAS, Inc.	23,132	195,697
Citi Trends, Inc.	2,464	73,945
Conn’s, Inc. (A)(C)	3,517	81,419
Dick’s Sporting Goods, Inc.	16,239	594,347
DSW, Inc., Class A	11,812	282,071
Dufry AG (A)	1,213	165,382
Express, Inc. (A)	14,118	120,144
Fast Retailing Company, Ltd.	10,700	4,665,106
Five Below, Inc. (A)	20,473	1,447,646
Foot Locker, Inc.	14,737	795,356
Francesca’s Holdings Corp. (A)	7,555	44,650
GameStop Corp., Class A (C)	19,959	263,459
Genesco, Inc. (A)	3,609	157,713
GNC Holdings, Inc., Class A (A)(C)	13,541	43,331
GOME Retail Holdings, Ltd. (C)	1,783,741	199,245
Group 1 Automotive, Inc.	3,587	252,023
Guess?, Inc.	10,737	210,445
Haverty Furniture Companies, Inc.	3,607	72,140
Hennes & Mauritz AB, B Shares (C)	135,833	2,049,469
Hibbett Sports, Inc. (A)	3,576	94,585
Hikari Tsushin, Inc.	4,300	761,367
Home Product Center PCL	552,273	252,052
Home Product Center PCL	68,200	31,126
Hotai Motor Company, Ltd.	37,000	337,069
Hotel Shilla Company, Ltd.	5,440	623,799
Hudson, Ltd., Class A (A)	7,350	128,772
Industria de Diseno Textil SA	67,603	2,136,862
Kingfisher PLC	309,685	1,256,654
Kirkland’s, Inc. (A)	3,243	41,608
L Brands, Inc.	30,350	1,029,169
Lithia Motors, Inc., Class A	4,228	413,287
Lowe’s Companies, Inc.	102,613	9,749,261
Lumber Liquidators Holdings, Inc. (A)	5,171	109,418
MarineMax, Inc. (A)	3,956	92,768
Monro, Inc. (C)	5,731	321,509
Mr. Price Group, Ltd.	10,044	198,499
Murphy USA, Inc. (A)	6,186	412,977
National Vision Holdings, Inc. (A)	5,529	201,256
Nitori Holdings Company, Ltd.	16,100	2,761,602
Office Depot, Inc.	195,383	461,104
O’Reilly Automotive, Inc. (A)	10,375	2,795,129
Party City Holdco, Inc. (A)(C)	6,486	95,344
Pier 1 Imports, Inc.	15,746	37,475
Rent-A-Center, Inc. (C)	7,864	74,629
RH (A)(C)	3,616	353,392
Ross Stores, Inc.	47,438	3,741,909
Sally Beauty Holdings, Inc. (A)	24,568	371,960
Shimamura Company, Ltd.	4,300	438,745
Shoe Carnival, Inc.	2,123	68,382
Signet Jewelers, Ltd. (C)	11,873	510,539
Sleep Number Corp. (A)	7,085	198,167
Sonic Automotive, Inc., Class A	4,551	96,936
Sportsman’s Warehouse
Holdings, Inc. (A)	7,198	37,286
Tailored Brands, Inc.	8,839	290,008
The Buckle, Inc. (C)	5,172	130,593
The Cato Corp., Class A	4,333	98,922
The Children’s Place, Inc.	3,086	397,323
The Finish Line, Inc., Class A	7,353	100,074
The Foschini Group, Ltd.	9,157	132,107
The Gap, Inc.	27,544	770,681
The Home Depot, Inc.	144,350	26,928,493
The Michaels Companies, Inc. (A)	21,714	398,669
The TJX Companies, Inc.	78,198	7,062,843
Tiffany & Company	12,545	1,640,635
Tile Shop Holdings, Inc.	8,091	58,255
Tilly’s, Inc., A Shares	2,477	34,084
Tractor Supply Company	15,312	1,137,835
Truworths International, Ltd.	18,134	120,188
Ulta Beauty, Inc. (A)	7,178	1,772,320

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Urban Outfitters, Inc. (A)	15,733	$653,549
USS Company, Ltd.	44,100	831,774
Williams-Sonoma, Inc. (C)	15,208	842,067
Winmark Corp.	410	58,712
Yamada Denki Company, Ltd.	124,500	643,158
Zumiez, Inc. (A)	3,380	81,965
		98,458,102
Textiles, apparel and luxury goods – 1.0%
adidas AG	11,975	2,716,381
ANTA Sports Products, Ltd.	186,200	1,074,651
Asics Corp.	32,400	537,789
Burberry Group PLC	60,723	1,668,279
Carter’s, Inc.	9,296	1,013,357
CCC SA	1,994	146,705
Cie Financiere Richemont SA	19,312	1,768,554
Columbia Sportswear Company	5,196	452,624
Crocs, Inc. (A)	12,505	223,089
Culp, Inc.	1,994	61,914
Deckers Outdoor Corp. (A)	11,881	1,344,454
Delta Apparel, Inc. (A)	1,356	25,547
Eclat Textile Company, Ltd.	23,957	291,880
Feng TAY Enterprise Company, Ltd.	47,998	212,257
Formosa Taffeta Company, Ltd.	118,000	131,027
Fossil Group, Inc. (A)	8,117	177,600
G-III Apparel Group, Ltd. (A)	7,784	326,150
Gildan Activewear, Inc.	32,052	928,237
Hanesbrands, Inc. (C)	56,537	1,030,670
Hermes International	4,889	3,479,697
HUGO BOSS AG	3,934	352,999
Kering SA	11,728	6,730,878
Li & Fung, Ltd.	1,449,200	560,462
LPP SA	89	225,644
Luxottica Group SpA	26,210	1,632,139
LVMH Moet Hennessy Louis Vuitton SE	43,167	15,030,686
Michael Kors Holdings, Ltd. (A)	23,452	1,345,910
Movado Group, Inc.	2,711	133,110
NIKE, Inc., Class B	201,496	14,467,413
Oxford Industries, Inc.	2,938	242,444
Pandora A/S	7,090	558,986
Perry Ellis International, Inc. (A)	2,375	65,313
Pou Chen Corp.	299,971	367,066
Puma SE	522	316,717
PVH Corp.	11,903	1,904,480
Ralph Lauren Corp.	8,725	1,174,211
Ruentex Industries, Ltd. (A)	74,465	151,959
Shenzhou International Group
Holdings, Ltd.	130,400	1,517,622
Skechers U.S.A., Inc., Class A (A)	26,648	774,391
Steven Madden, Ltd.	10,571	558,677
Superior Group of Companies, Inc.	1,585	37,485
Tapestry, Inc.	44,006	1,923,942
The Swatch Group AG	2,120	188,440
The Swatch Group AG, Bearer Shares	1,129	549,271
Under Armour, Inc., Class A (A)(C)	29,668	620,061
Under Armour, Inc., Class C (A)(C)	28,603	541,169
Unifi, Inc. (A)	2,915	91,852
Vera Bradley, Inc. (A)	3,705	43,163
VF Corp.	51,152	4,151,496
Wolverine World Wide, Inc.	16,680	559,280
Yue Yuen Industrial Holdings, Ltd.	188,500	581,389
		75,009,517
		857,341,272
Consumer staples – 5.8%
Beverages – 1.4%
Ambev SA	590,005	3,114,353
Anadolu Efes Biracilik Ve Malt
Sanayii AS	25,457	141,838
Anheuser-Busch InBev SA	117,036	10,976,121
Arca Continental SAB de CV	73,242	440,672
Asahi Group Holdings, Ltd.	78,261	4,081,060
Brown-Forman Corp., Class B	29,658	1,677,456
Carlsberg A/S, Class B	7,067	784,842
China Resources Beer Holdings
Company, Ltd.	281,599	1,361,878
Cia Cervecerias Unidas SA	22,046	308,692
Coca-Cola Amatil, Ltd.	75,924	509,211
Coca-Cola Bottlers Japan Holdings, Inc.	24,800	1,041,601
Coca-Cola Bottling
Company Consolidated	847	107,916
Coca-Cola European Partners PLC	9,895	375,793
Coca-Cola European Partners PLC (New
York Stock Exchange)	11,300	429,061
Coca-Cola Femsa SAB de CV, Series L	83,458	487,869
Coca-Cola HBC AG (A)	25,524	871,222
Coca-Cola Icecek AS	7,374	58,042
Constellation Brands, Inc., Class A	19,356	4,317,936
Craft Brew Alliance, Inc. (A)	2,608	51,247
Davide Campari-Milano SpA	88,838	663,284
Diageo PLC	353,649	12,994,214
Dr. Pepper Snapple Group, Inc.	20,404	2,434,197
Fomento Economico Mexicano SAB
de CV	325,286	2,706,877
Heineken Holding NV	11,146	1,085,813
Heineken NV	25,440	2,545,914
Kirin Holdings Company, Ltd.	175,727	4,978,068
MGP Ingredients, Inc. (C)	2,317	205,170
Molson Coors Brewing Company,
Class B	20,711	1,276,833
Monster Beverage Corp. (A)	46,966	2,402,781
National Beverage Corp.	2,102	198,177
PepsiCo, Inc.	160,814	16,121,604
Pernod Ricard SA	32,795	5,501,807
Primo Water Corp. (A)	4,694	79,704
Remy Cointreau SA	3,422	506,128
Suntory Beverage & Food, Ltd.	28,300	1,254,167
The Boston Beer Company, Inc.,
Class A (A)	3,226	818,920
The Coca-Cola Company	434,196	18,670,428
Treasury Wine Estates, Ltd.	99,552	1,243,653
Tsingtao Brewery Company, Ltd.,
H Shares	61,900	391,323
		107,215,872
Food and staples retailing – 1.1%
Aeon Company, Ltd.	122,300	2,420,060
Alimentation Couche-Tard, Inc., Class B	60,378	2,521,105
Atacadao Distribuicao Comercio e
Industria Ltda	46,400	198,786
Berli Jucker PCL	188,700	335,880
BGF retail Company, Ltd.	1,369	231,702
Bid Corp., Ltd.	13,883	276,956
BIM Birlesik Magazalar AS	27,769	424,751
Carrefour SA	89,600	1,615,048
Casey’s General Stores, Inc.	7,375	713,900
Casino Guichard Perrachon SA (C)	8,527	369,053
Cencosud SA	200,857	539,541
Colruyt SA	8,992	477,063
Costco Wholesale Corp.	41,034	8,134,580
CP ALL PCL	686,400	1,729,996

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
CP ALL PCL	42,300	$106,612
Dino Polska SA (A)(B)	3,995	119,990
Dongsuh Companies, Inc.	6,419	154,307
E-MART, Inc.	3,646	843,692
Empire Company, Ltd., Class A	24,970	480,681
FamilyMart UNY Holdings
Company, Ltd.	16,700	1,730,014
George Weston, Ltd.	7,835	635,997
GS Retail Company, Ltd.	5,008	175,277
ICA Gruppen AB (C)	11,343	350,075
Ingles Markets, Inc., Class A	2,706	77,662
J Sainsbury PLC	234,975	993,678
Jeronimo Martins SGPS SA	36,748	576,788
Koninklijke Ahold Delhaize NV	125,351	2,879,672
Lawson, Inc.	9,800	637,496
Loblaw Companies, Ltd.	30,345	1,569,206
METRO AG	11,161	150,094
Metro, Inc.	35,168	1,160,332
Performance Food Group Company (A)	18,197	650,543
Pick n Pay Stores, Ltd.	14,363	84,959
President Chain Store Corp.	78,274	800,796
PriceSmart, Inc.	4,018	340,124
Raia Drogasil SA	29,186	487,773
Seven & i Holdings Company, Ltd.	152,346	6,738,385
Shoprite Holdings, Ltd.	18,349	337,325
SpartanNash Company	6,958	172,280
Sprouts Farmers Market, Inc. (A)	24,306	527,440
Sun Art Retail Group, Ltd.	412,600	484,245
Sundrug Company, Ltd.	14,800	671,118
SUPERVALU, Inc. (A)	7,007	129,559
Sysco Corp.	44,674	2,905,150
Tesco PLC	1,375,131	4,488,751
The Andersons, Inc.	4,969	160,499
The Chefs’ Warehouse, Inc. (A)	3,925	106,760
The Kroger Company	75,493	1,836,745
The SPAR Group, Ltd.	7,659	116,120
Tsuruha Holdings, Inc.	7,400	1,097,523
United Natural Foods, Inc. (A)	19,065	868,983
Village Super Market, Inc., Class A	1,681	48,816
Walgreens Boots Alliance, Inc.	79,440	4,956,262
Wal-Mart de Mexico SAB de CV	864,000	2,175,958
Walmart, Inc.	135,517	11,185,573
Weis Markets, Inc.	1,839	100,281
Wesfarmers, Ltd.	157,756	5,427,829
Wm Morrison Supermarkets PLC	318,267	1,038,615
Woolworths Group, Ltd.	181,151	3,890,477
		84,458,883
Food products – 1.2%
Ajinomoto Company, Inc.	109,000	2,077,038
Archer-Daniels-Midland Company	63,435	2,773,378
Associated British Foods PLC	50,635	1,782,603
B&G Foods, Inc. (C)	11,910	335,267
Barry Callebaut AG	72	126,115
BRF SA (A)	53,710	308,733
Calavo Growers, Inc.	2,840	249,920
Calbee, Inc.	16,100	585,660
Cal-Maine Foods, Inc. (A)	5,137	246,833
Campbell Soup Company (C)	22,144	744,924
Charoen Pokphand Foods PCL	398,600	311,390
Charoen Pokphand Foods PCL	76,000	59,372
Charoen Pokphand Indonesia Tbk PT	1,001,903	264,630
China Huishan Dairy Holdings
Company, Ltd. (A)(D)	280,500	0
China Mengniu Dairy Company, Ltd. (A)	477,153	1,723,651
Chocoladefabriken Lindt &
Spruengli AG	4	302,540
Chocoladefabriken Lindt & Spruengli
AG, Participation Certificates	37	236,538
CJ CheilJedang Corp.	1,449	470,167
Conagra Brands, Inc.	45,458	1,684,673
Danone SA	93,441	7,155,417
Darling Ingredients, Inc. (A)	29,569	555,602
Dean Foods Company	16,928	162,001
Farmer Brothers Company (A)	1,728	50,458
Felda Global Ventures Holdings BHD	214,800	84,921
Flowers Foods, Inc.	36,403	738,981
Fresh Del Monte Produce, Inc.	5,753	258,367
Freshpet, Inc. (A)	4,554	103,831
General Mills, Inc.	64,355	2,721,573
Genting Plantations BHD	29,500	70,325
Golden Agri-Resources, Ltd.	1,612,240	378,839
Gruma SAB de CV, Class B	35,848	377,143
Grupo Bimbo SAB de CV, Series A	272,800	523,178
Grupo Lala SAB de CV (C)	119,000	130,309
Hormel Foods Corp. (C)	30,435	1,092,312
Hostess Brands, Inc. (A)	14,365	195,795
Indofood CBP Sukses Makmur Tbk PT	315,400	196,337
Indofood Sukses Makmur Tbk PT	598,817	303,992
Ingredion, Inc.	14,188	1,580,401
IOI Corp. BHD	350,700	407,519
J&J Snack Foods Corp.	2,694	381,524
JBS SA	98,881	237,034
John B. Sanfilippo & Son, Inc.	1,569	106,410
Kellogg Company	28,103	1,809,552
Kerry Group PLC, Class A	10,257	1,080,405
Kerry Group PLC, Class A	2,564	269,404
Kikkoman Corp.	29,700	1,396,256
Kuala Lumpur Kepong BHD	74,700	468,457
Lamb Weston Holdings, Inc.	28,710	1,830,263
Lancaster Colony Corp.	7,182	905,650
Landec Corp. (A)	5,110	72,051
Limoneira Company	2,328	56,384
M Dias Branco SA	12,102	136,414
Marine Harvest ASA	82,925	1,659,072
McCormick & Company, Inc.	13,620	1,375,620
MEIJI Holdings Company, Ltd.	24,800	2,106,095
Mondelez International, Inc., Class A	168,484	6,616,367
Nestle Malaysia BHD	9,300	346,314
Nestle SA	116,093	8,774,589
NH Foods, Ltd.	18,500	759,277
Nisshin Seifun Group, Inc.	39,500	831,779
Nissin Foods Holdings Company, Ltd.	11,817	877,287
Orion Corp.	3,824	458,381
Orkla ASA	162,168	1,462,788
Ottogi Corp.	222	166,757
Pioneer Foods Group, Ltd.	5,051	42,511
Post Holdings, Inc. (A)(C)	12,879	990,009
PPB Group BHD	70,500	353,051
Sanderson Farms, Inc.	7,555	739,483
Saputo, Inc.	31,473	1,093,763
Seneca Foods Corp., Class A (A)	1,472	39,891
Sime Darby Plantation BHD	375,600	523,355
Standard Foods Corp.	76,402	155,830
Thai Union Group PCL	259,800	140,523
The Hain Celestial Group, Inc. (A)	20,408	520,812
The Hershey Company	15,853	1,427,404
The J.M. Smucker Company	12,783	1,374,173
The Kraft Heinz Company	67,573	3,884,096
Tiger Brands, Ltd.	6,707	177,539

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
Tingyi Cayman Islands Holding Corp.	340,600	$762,301
Tootsie Roll Industries, Inc. (C)	7,109	206,872
Toyo Suisan Kaisha, Ltd.	17,300	615,521
TreeHouse Foods, Inc. (A)	11,062	529,980
Tyson Foods, Inc., Class A	33,736	2,276,168
Ulker Biskuvi Sanayi AS (A)	21,374	82,618
Uni-President Enterprises Corp.	668,805	1,629,815
Universal Robina Corp.	142,760	348,010
Want Want China Holdings, Ltd.	865,612	855,610
WH Group, Ltd. (B)	2,195,270	2,249,106
Wilmar International, Ltd.	383,900	926,541
Yakult Honsha Company, Ltd.	22,600	1,482,732
Yamazaki Baking Company, Ltd.	25,900	559,687
		89,542,264
Household products – 0.6%
Central Garden & Pet Company (A)	2,477	101,136
Central Garden & Pet Company,
Class A (A)	5,726	217,645
Church & Dwight Company, Inc.	23,304	1,094,123
Colgate-Palmolive Company	83,835	5,289,150
Energizer Holdings, Inc.	11,722	711,994
Essity AB, Class B	86,616	2,199,043
Henkel AG & Company KGaA	6,478	730,428
HRG Group, Inc. (A)	21,588	273,736
Kimberly-Clark Corp.	33,582	3,386,745
Kimberly-Clark de Mexico SAB de CV,
Class A	250,635	419,345
Lion Corp.	45,200	823,720
Oil-Dri Corp. of America	997	38,793
Reckitt Benckiser Group PLC	94,727	7,250,710
The Clorox Company	12,387	1,496,721
The Procter & Gamble Company	241,690	17,684,457
Unicharm Corp.	81,188	2,512,114
Unilever Indonesia Tbk PT	205,345	671,751
WD-40 Company	2,453	337,410
		45,239,021
Personal products – 0.7%
Amorepacific Corp.	5,569	1,714,398
AMOREPACIFIC Group	5,034	587,262
Beiersdorf AG	6,235	714,751
Coty, Inc., Class A	46,368	614,376
Edgewell Personal Care Company (A)	10,603	463,563
elf Beauty, Inc. (A)(C)	4,087	77,040
Hengan International Group
Company, Ltd.	125,100	1,188,828
Inter Parfums, Inc.	3,139	167,309
Kao Corp.	100,200	7,739,422
Kose Corp.	6,100	1,320,518
LG Household & Health Care, Ltd.	1,629	2,025,233
L’Oreal SA	38,994	9,391,274
Medifast, Inc.	1,883	275,841
Natura Cosmeticos SA	20,540	185,798
Natural Health Trends Corp.	1,533	33,787
Nu Skin Enterprises, Inc., Class A	9,739	797,527
Pola Orbis Holdings, Inc.	18,600	917,115
Revlon, Inc., Class A (A)	2,184	37,674
Shiseido Company, Ltd.	76,900	6,074,679
The Estee Lauder Companies, Inc.,
Class A	21,548	3,220,133
Unilever NV	158,953	8,864,624
Unilever PLC	174,578	9,625,180
USANA Health Sciences, Inc. (A)	2,042	238,914
		56,275,246
Tobacco – 0.8%
Altria Group, Inc.	214,847	11,975,572
British American Tobacco
Malaysia BHD	22,798	185,527
British American Tobacco PLC	325,157	16,690,498
Gudang Garam Tbk PT	65,282	321,097
Hanjaya Mandala Sampoerna Tbk PT	1,255,200	340,978
Imperial Brands PLC	135,055	4,860,209
Japan Tobacco, Inc.	222,600	5,997,391
KT&G Corp.	20,276	1,805,461
Philip Morris International, Inc.	175,541	13,962,531
Swedish Match AB	25,917	1,229,235
Universal Corp.	4,577	302,769
Vector Group, Ltd. (C)	17,551	340,489
		58,011,757
		440,743,043
Energy – 6.9%
Energy equipment and services – 0.7%
Apergy Corp. (A)	13,344	576,327
Archrock, Inc.	24,228	279,833
Baker Hughes, a GE Company	85,112	2,944,024
Basic Energy Services, Inc. (A)	3,428	45,284
Bristow Group, Inc. (C)	5,961	70,519
C&J Energy Services, Inc. (A)	9,045	243,491
Cactus, Inc., Class A (A)	4,153	140,039
CARBO Ceramics, Inc. (A)(C)	4,335	41,703
China Oilfield Services, Ltd., H Shares	307,500	319,220
Core Laboratories NV (C)	8,664	1,075,896
Dialog Group BHD	475,912	387,942
Diamond Offshore Drilling, Inc. (A)(C)	24,207	439,599
Dril-Quip, Inc. (A)	14,314	687,788
Ensco PLC, Class A (C)	163,065	1,059,923
Era Group, Inc. (A)	4,107	53,104
Exterran Corp. (A)	5,797	159,765
Fairmount Santrol Holdings, Inc. (A)	28,348	159,599
Forum Energy Technologies, Inc. (A)	14,725	208,359
Frank’s International NV (C)	9,587	70,752
FTS International, Inc. (A)	3,964	75,078
Geospace Technologies Corp. (A)	2,873	31,862
Gulf Island Fabrication, Inc.	3,051	32,036
Halliburton Company	175,304	8,719,621
Helix Energy Solutions Group, Inc. (A)	25,774	195,882
Helmerich & Payne, Inc.	21,847	1,450,204
Independence Contract Drilling, Inc. (A)	7,487	31,895
John Wood Group PLC	95,123	845,315
Keane Group, Inc. (A)(C)	9,540	139,761
Key Energy Services, Inc. (A)	2,169	36,721
Liberty Oilfield Services, Inc.,
Class A (A)(C)	2,757	58,614
Mammoth Energy Services, Inc. (A)	1,351	51,014
Matrix Service Company (A)	4,787	92,868
McDermott International, Inc. (A)(C)	66,766	1,450,825
Nabors Industries, Ltd.	61,861	462,102
National Oilwell Varco, Inc.	76,548	3,170,618
Natural Gas Services Group, Inc. (A)	2,335	53,822
NCS Multistage Holdings, Inc. (A)(C)	2,062	31,384
Newpark Resources, Inc. (A)	15,216	165,094
Nine Energy Service, Inc. (A)	1,457	50,733
Noble Corp. PLC (A)	44,677	248,404
Nordic American Offshore, Ltd.	710	795
Oceaneering International, Inc.	19,339	460,848
Oil States International, Inc. (A)	9,160	324,264
Patterson-UTI Energy, Inc.	43,657	902,827
PHI, Inc. (A)	2,533	28,876
Pioneer Energy Services Corp. (A)	14,388	79,134

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
ProPetro Holding Corp. (A)	10,163	$165,352
RigNet, Inc. (A)	2,593	30,727
Rowan Companies PLC, Class A (A)	43,556	679,474
Sapura Energy BHD (A)	634,689	87,479
Schlumberger, Ltd.	277,983	19,089,093
SEACOR Holdings, Inc. (A)	2,953	154,235
SEACOR Marine Holdings, Inc. (A)	3,037	71,309
Select Energy Services, Inc., Class A (A)	4,869	69,481
Smart Sand, Inc. (A)(C)	4,514	27,626
Solaris Oilfield Infrastructure, Inc.,
Class A (A)(C)	3,312	51,137
Superior Energy Services, Inc. (A)	57,982	633,743
TechnipFMC PLC	88,282	2,749,984
Tenaris SA	72,303	1,299,378
TETRA Technologies, Inc. (A)	21,035	88,768
Transocean, Ltd. (A)(C)	85,611	1,082,979
U.S. Silica Holdings, Inc. (C)	14,789	457,424
Unit Corp. (A)	9,485	207,152
		55,099,105
Oil, gas and consumable fuels – 6.2%
Abraxas Petroleum Corp. (A)	28,722	77,549
Adaro Energy Tbk PT	1,921,245	260,199
AltaGas, Ltd. (C)	25,487	500,265
Anadarko Petroleum Corp.	103,617	7,232,467
Andeavor	28,480	4,113,366
Apache Corp.	76,726	3,069,040
ARC Resources, Ltd.	51,107	526,600
Arch Coal, Inc., Class A	3,428	281,644
Ardmore Shipping Corp. (A)	6,089	49,321
Banpu PCL	253,700	166,091
Banpu PCL	59,100	38,691
Bonanza Creek Energy, Inc. (A)	3,817	140,389
BP PLC	2,802,109	21,431,111
Cabot Oil & Gas Corp.	92,611	2,116,161
California Resources Corp. (A)	7,720	283,633
Callon Petroleum Company (A)	76,053	900,468
Caltex Australia, Ltd.	34,777	771,266
Cameco Corp.	57,410	593,759
Canadian Natural Resources, Ltd.	169,314	5,861,874
Carrizo Oil & Gas, Inc. (A)	14,086	355,812
Cenovus Energy, Inc.	146,859	1,549,461
Chesapeake Energy Corp. (A)(C)	178,538	798,065
Chevron Corp.	383,968	47,727,222
China Petroleum & Chemical Corp.,
H Shares	4,459,839	4,338,438
China Shenhua Energy Company, Ltd.,
H Shares	589,900	1,534,529
Cimarex Energy Company	19,184	1,782,577
Clean Energy Fuels Corp. (A)	26,224	82,868
Cloud Peak Energy, Inc. (A)	14,603	52,863
CNOOC, Ltd.	3,114,116	5,254,270
CNX Resources Corp. (A)	39,545	639,047
Concho Resources, Inc. (A)	29,980	4,116,554
ConocoPhillips	236,168	15,915,362
Cosan SA Industria e Comercio	18,794	195,502
Crescent Point Energy Corp. (C)	78,126	629,057
CVR Energy, Inc. (C)	2,881	108,700
Delek US Holdings, Inc.	14,377	801,949
Denbury Resources, Inc. (A)	72,224	306,952
Devon Energy Corp.	105,876	4,401,265
DHT Holdings, Inc.	16,321	67,569
Dorian LPG, Ltd. (A)	4,657	37,629
Earthstone Energy, Inc., Class A (A)	3,898	34,458
Ecopetrol SA	817,183	873,630
Empresas COPEC SA	54,122	823,294
Enagas SA	13,569	361,937
Enbridge, Inc. (C)	229,808	7,140,957
Encana Corp.	134,816	1,715,613
Energen Corp. (A)	19,088	1,294,930
Energy Absolute PCL	163,270	197,464
Energy XXI Gulf Coast, Inc. (A)	5,974	44,924
Eni SpA	394,019	7,150,320
EOG Resources, Inc.	116,370	13,709,550
EQT Corp.	49,210	2,536,283
Equinor ASA	228,746	6,013,198
Evolution Petroleum Corp.	5,488	52,136
Exxaro Resources, Ltd.	10,328	101,790
Exxon Mobil Corp.	851,692	69,191,458
Formosa Petrochemical Corp.	181,900	734,929
Frontline, Ltd. (C)	14,616	83,896
Galp Energia SGPS SA	71,524	1,327,706
GasLog, Ltd. (C)	7,366	132,588
Gener8 Maritime, Inc. (A)	9,350	62,458
Golar LNG, Ltd.	17,251	448,181
Green Plains, Inc.	7,122	152,055
Grupa Lotos SA	6,052	89,653
GS Holdings Corp.	8,981	484,807
Gulfport Energy Corp. (A)	32,424	360,231
Halcon Resources Corp. (A)	25,426	123,062
Hess Corp.	53,965	3,260,565
HighPoint Resources Corp. (A)	18,528	132,290
HollyFrontier Corp.	34,831	2,688,257
Husky Energy, Inc.	50,973	735,543
Idemitsu Kosan Company, Ltd.	27,200	907,866
Imperial Oil, Ltd. (C)	41,744	1,365,711
Inpex Corp.	189,800	2,103,065
Inter Pipeline, Ltd.	54,757	1,034,243
International Seaways, Inc. (A)(C)	5,228	109,265
IRPC PCL	1,423,600	292,849
Jagged Peak Energy, Inc. (A)(C)	10,423	125,597
JXTG Holdings, Inc.	622,950	4,001,949
Keyera Corp.	29,504	827,141
Kinder Morgan, Inc.	381,086	6,356,514
Koninklijke Vopak NV	6,604	324,220
Kunlun Energy Company, Ltd.	553,090	501,221
Lilis Energy, Inc. (A)(C)	9,039	53,692
Lundin Petroleum AB	26,118	828,218
Marathon Oil Corp.	171,058	3,665,773
Marathon Petroleum Corp.	95,412	7,540,410
Matador Resources Company (A)	36,625	1,028,064
Midstates Petroleum Company, Inc. (A)	2,460	32,423
MOL Hungarian Oil & Gas PLC	62,497	589,841
Murphy Oil Corp.	31,855	979,541
NACCO Industries, Inc., Class A	862	33,058
Neste OYJ	24,293	1,985,228
Newfield Exploration Company (A)	40,299	1,178,343
Noble Energy, Inc.	99,021	3,535,050
Nordic American Tankers, Ltd. (C)	28,120	66,644
Oasis Petroleum, Inc. (A)	99,606	1,297,866
Occidental Petroleum Corp.	153,780	12,948,276
Oil Search, Ltd.	185,267	1,155,380
OMV AG	21,439	1,228,457
ONEOK, Inc.	82,422	5,617,884
Origin Energy, Ltd. (A)	242,576	1,751,483
Overseas Shipholding Group, Inc.,
Class A (A)	8,736	31,799
Pacific Ethanol, Inc. (A)	9,530	31,926
Panhandle Oil and Gas, Inc., Class A	2,853	59,485
Par Pacific Holdings, Inc. (A)	5,906	105,186
PBF Energy, Inc., Class A	21,732	1,025,316

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
PDC Energy, Inc. (A)	11,953	$723,037
Peabody Energy Corp.	11,865	513,399
Pembina Pipeline Corp. (C)	70,859	2,464,708
Penn Virginia Corp. (A)	2,592	178,744
PetroChina Company, Ltd., H Shares	3,662,139	3,019,095
Petroleo Brasileiro SA	369,809	2,197,342
Petronas Dagangan BHD	38,600	242,640
Phillips 66	84,448	9,837,348
Pioneer Natural Resources Company	34,244	6,612,516
Polski Koncern Naftowy ORLEN SA	22,262	490,941
Polskie Gornictwo Naftowe i
Gazownictwo SA	132,431	205,271
PrairieSky Royalty, Ltd.	29,866	615,701
PTT Exploration & Production PCL	32,300	135,162
PTT Exploration & Production PCL,
Foreign Quota Shares	197,100	824,783
PTT PCL	105,300	171,119
PTT PCL	1,406,200	2,285,165
QEP Resources, Inc. (A)	47,301	571,869
Range Resources Corp.	46,152	731,048
Renewable Energy Group, Inc. (A)	6,993	124,825
Repsol SA	76,678	1,461,325
Resolute Energy Corp. (A)(C)	3,956	141,071
REX American Resources Corp. (A)	1,055	80,201
Ring Energy, Inc. (A)	9,148	126,334
Royal Dutch Shell PLC, A Shares	643,781	22,321,247
Royal Dutch Shell PLC, B Shares	530,615	18,951,616
Sanchez Energy Corp. (A)(C)	14,879	58,623
SandRidge Energy, Inc. (A)	6,630	96,400
Santos, Ltd. (A)	262,725	1,159,731
Scorpio Tankers, Inc.	49,614	143,881
SemGroup Corp., Class A	12,059	305,093
Seven Generations Energy, Ltd.,
Class A (A)	35,518	459,658
Ship Finance International, Ltd.	10,165	144,851
Showa Shell Sekiyu KK	37,000	490,286
SilverBow Resources, Inc. (A)	1,304	37,503
SK Innovation Company, Ltd.	11,250	2,143,449
SM Energy Company	20,198	529,188
Snam SpA	347,591	1,422,537
S-Oil Corp.	7,850	780,938
Southwestern Energy Company (A)	100,344	474,627
SRC Energy, Inc. (A)	43,618	564,417
Suncor Energy, Inc.	230,145	9,166,040
Talos Energy, Inc. (A)	3,492	112,163
Teekay Corp. (C)	11,224	89,568
Teekay Tankers, Ltd., Class A (C)	42,825	47,536
Tellurian, Inc. (A)(C)	11,453	128,159
Thai Oil PCL	150,900	433,699
The Williams Companies, Inc.	166,012	4,459,082
TOTAL SA (C)	371,501	22,584,991
Tourmaline Oil Corp.	32,988	657,928
TransCanada Corp.	121,582	5,089,828
Tupras Turkiye Petrol Rafinerileri AS	16,458	385,923
Ultra Petroleum Corp. (A)(C)	36,561	65,079
Ultrapar Participacoes SA	44,851	600,914
United Tractors Tbk PT	224,437	565,564
Uranium Energy Corp. (A)(C)	25,498	38,247
Valero Energy Corp.	87,162	10,564,034
Vermilion Energy, Inc.	16,796	588,754
W&T Offshore, Inc. (A)	17,122	117,286
Westmoreland Coal Company (A)	12,108	2,991
WildHorse Resource Development
Corp. (A)(C)	8,686	233,306
Woodside Petroleum, Ltd.	129,652	3,168,112
World Fuel Services Corp.	13,317	278,059
WPX Energy, Inc. (A)	78,201	1,424,040
Yanzhou Coal Mining Company, Ltd.,
H Shares	323,510	462,769
		470,988,493
		526,087,598
Financials – 16.5%
Banks – 9.4%
1st Source Corp.	2,803	149,064
ABN AMRO Group NV (B)(C)	40,838	1,059,313
Access National Corp.	2,916	83,485
ACNB Corp.	1,554	48,951
Agricultural Bank of China, Ltd.,
H Shares	4,541,800	2,331,514
AIB Group PLC	67,182	366,201
Akbank Turk AS	287,973	510,643
Alior Bank SA (A)	6,125	114,544
Allegiance Bancshares, Inc. (A)	2,241	97,596
Alliance Bank Malaysia BHD	143,640	152,682
American National Bankshares, Inc.	1,672	66,378
Ameris Bancorp	6,535	364,000
AMMB Holdings BHD	245,800	219,164
Aozora Bank, Ltd.	23,570	930,434
Arrow Financial Corp.	2,145	80,223
Associated Banc-Corp	33,489	924,296
Atlantic Capital Bancshares, Inc. (A)	4,192	88,032
Australia & New Zealand Banking
Group, Ltd.	408,701	8,399,499
Banc of California, Inc. (C)	7,846	152,212
BancFirst Corp.	2,962	176,980
Banco Bilbao Vizcaya Argentaria SA	413,277	2,838,275
Banco Bradesco SA	125,599	878,264
Banco de Chile	3,460,688	560,071
Banco de Credito e Inversiones SA	6,165	438,982
Banco de Sabadell SA	329,513	556,704
Banco do Brasil SA	107,894	878,404
Banco Espirito Santo SA (A)	322,715	258
Banco Santander Brasil SA	52,726	477,545
Banco Santander Chile	9,224,973	751,452
Banco Santander Mexico SA, B Shares	304,090	397,634
Banco Santander SA	1,000,529	5,441,287
Bancolombia SA	38,951	446,332
BancorpSouth Bank	31,666	1,060,811
Bangkok Bank PCL	35,957	216,364
Bank Central Asia Tbk PT	1,327,130	2,161,276
Bank Danamon Indonesia Tbk PT	450,801	188,905
Bank Handlowy w Warszawie SA	1,701	36,737
Bank Hapoalim BM	64,671	446,236
Bank Leumi Le-Israel BM	88,025	548,646
Bank Mandiri Persero Tbk PT	2,514,556	1,269,517
Bank Millennium SA (A)	41,336	89,658
Bank Negara Indonesia Persero Tbk PT	1,006,353	611,942
Bank of America Corp.	1,651,191	47,950,587
Bank of China, Ltd., H Shares	13,857,922	7,236,499
Bank of Commerce Holdings	4,002	47,624
Bank of Communications
Company, Ltd., H Shares	1,521,576	1,200,064
Bank of Hawaii Corp.	8,315	706,193
Bank of Ireland Group PLC	72,141	595,338
Bank of Marin Bancorp	1,295	100,363
Bank of Montreal	90,815	7,034,906
Bank of Queensland, Ltd.	54,559	416,533
Bank of the Ozarks	23,846	1,133,639
Bank of the Philippine Islands	136,607	247,066

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bank Polska Kasa Opieki SA	11,402	$344,818
Bank Rakyat Indonesia Persero Tbk PT	7,487,710	1,653,960
Bank Tabungan Negara Persero Tbk PT	573,000	125,483
Bank Zachodni WBK SA	2,650	248,123
Bankia SA	73,291	279,053
Bankinter SA	40,834	394,978
Bankwell Financial Group, Inc.	1,495	46,330
Banner Corp.	5,849	350,648
Bar Harbor Bankshares	2,921	88,039
Barclays Africa Group, Ltd.	29,721	377,876
Barclays PLC	2,415,458	6,326,656
BB&T Corp.	134,189	7,044,923
BCB Bancorp, Inc.	2,908	45,365
BDO Unibank, Inc.	313,030	777,958
Bendigo & Adelaide Bank, Ltd.	67,337	546,204
Berkshire Hills Bancorp, Inc.	7,053	277,183
Blue Hills Bancorp, Inc.	4,094	83,518
BNK Financial Group, Inc.	45,992	405,498
BNP Paribas SA (C)	173,961	10,809,222
BOC Hong Kong Holdings, Ltd.	919,000	4,600,203
Boston Private Financial Holdings, Inc.	14,982	254,694
Bridge Bancorp, Inc.	3,627	134,018
Brookline Bancorp, Inc.	13,350	242,970
Bryn Mawr Bank Corp.	3,350	157,283
Byline Bancorp, Inc. (A)	3,129	67,649
C&F Financial Corp.	681	41,132
Cadence BanCorp (C)	5,065	147,949
CaixaBank SA	221,806	954,422
Camden National Corp.	2,825	129,159
Canadian Imperial Bank of Commerce	61,321	5,353,646
Capital City Bank Group, Inc.	2,307	52,000
Capitec Bank Holdings, Ltd.	1,612	110,789
Capstar Financial Holdings, Inc. (A)	2,352	47,628
Carolina Financial Corp.	3,329	145,710
Cathay General Bancorp	28,593	1,206,339
CenterState Bank Corp.	10,694	328,841
Central Pacific Financial Corp.	5,273	155,237
Central Valley Community Bancorp	2,417	51,869
Century Bancorp, Inc., Class A	632	50,497
Chang Hwa Commercial Bank, Ltd.	605,926	354,205
Chemical Financial Corp.	26,669	1,496,664
China CITIC Bank Corp., Ltd., H Shares	1,551,700	1,048,779
China Construction Bank Corp.,
H Shares	14,660,496	14,756,085
China Development Financial
Holding Corp.	1,848,000	692,335
China Everbright Bank Company, Ltd.,
H Shares	468,295	232,371
China Merchants Bank Company, Ltd.,
H Shares	677,674	2,769,241
China Minsheng Banking Corp., Ltd.,
H Shares	964,000	915,279
Chongqing Rural Commercial Bank
Company, Ltd., H Shares	436,600	290,432
CIMB Group Holdings BHD	703,000	1,041,417
Citigroup, Inc.	443,486	29,576,081
Citizens & Northern Corp.	2,448	62,595
Citizens Financial Group, Inc.	84,221	3,440,428
City Holding Company	2,674	198,651
Civista Bancshares, Inc.	2,330	56,456
CNB Financial Corp.	2,797	85,001
CoBiz Financial, Inc.	7,012	156,508
Codorus Valley Bancorp, Inc.	1,714	51,420
Columbia Banking System, Inc.	12,989	552,292
Comerica, Inc.	29,887	2,818,045
Commerce Bancshares, Inc.	18,444	1,191,114
Commerzbank AG (A)	66,994	684,398
Commonwealth Bank of Australia	243,810	12,749,361
Community Bank System, Inc.	8,741	523,411
Community Bankers Trust Corp. (A)	4,485	43,729
Community Trust Bancorp, Inc.	2,768	141,306
Concordia Financial Group, Ltd.	248,100	1,391,654
ConnectOne Bancorp, Inc.	5,497	144,296
Credicorp, Ltd.	6,800	1,505,656
Credit Agricole SA	176,103	2,421,646
CTBC Financial Holding Company, Ltd.	2,433,090	1,745,949
Cullen/Frost Bankers, Inc.	11,382	1,300,166
Customers Bancorp, Inc. (A)	5,201	157,642
CVB Financial Corp.	18,732	434,395
Danske Bank A/S	49,476	1,641,538
DBS Group Holdings, Ltd.	421,572	8,870,060
DGB Financial Group, Inc.	30,052	287,859
DNB ASA	194,404	3,484,316
DNB Financial Corp.	984	35,473
E.Sun Financial Holding Company, Ltd.	1,258,046	875,876
Eagle Bancorp, Inc. (A)	5,673	343,500
East West Bancorp, Inc.	28,390	1,972,537
Enterprise Bancorp, Inc.	1,836	73,624
Enterprise Financial Services Corp.	3,852	210,319
Equity Bancshares, Inc., Class A (A)	2,040	81,212
Erste Group Bank AG (A)	43,884	1,817,404
Evans Bancorp, Inc.	1,099	51,158
Farmers & Merchants Bancorp, Inc.	1,529	63,224
Farmers Capital Bank Corp.	1,436	76,180
Farmers National Banc Corp.	4,970	78,526
FB Financial Corp.	2,233	91,374
FCB Financial Holdings, Inc.,
Class A (A)	6,561	399,893
Fidelity Southern Corp.	4,189	102,295
Fifth Third Bancorp	120,544	3,686,236
Financial Institutions, Inc.	2,949	93,926
First Bancorp (NC)	4,999	208,008
First BanCorp (PR) (A)	34,686	268,817
First Bancorp, Inc.	2,080	60,278
First Busey Corp.	7,197	231,096
First Business Financial Services, Inc.	1,711	44,281
First Citizens BancShares, Inc., Class A	1,289	566,245
First Commonwealth Financial Corp.	17,005	266,808
First Community Bancshares, Inc.	3,040	104,728
First Connecticut Bancorp, Inc.	2,740	70,281
First Financial Bancorp	17,192	540,688
First Financial Bankshares, Inc. (C)	11,374	598,272
First Financial Corp.	2,118	92,345
First Financial Holding Company, Ltd.	1,255,695	851,520
First Financial Northwest, Inc.	2,160	37,541
First Foundation, Inc. (A)	5,556	107,731
First Guaranty Bancshares, Inc.	1,298	35,059
First Horizon National Corp.	64,185	1,189,990
First Internet Bancorp	1,598	56,409
First Interstate BancSystem, Inc.,
Class A	4,644	202,711
First Merchants Corp.	7,266	330,530
First Mid-Illinois Bancshares, Inc.	1,924	72,073
First Midwest Bancorp, Inc.	18,339	481,766
First Northwest Bancorp (A)	2,363	38,541
Flushing Financial Corp.	5,252	140,176
FNB Bancorp	1,161	43,921
FNB Corp.	63,518	841,614
Franklin Financial Network, Inc. (A)	2,380	86,989
Fukuoka Financial Group, Inc.	156,000	831,375

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Fulton Financial Corp.	65,178	$1,137,356
German American Bancorp, Inc.	3,905	140,853
Glacier Bancorp, Inc.	14,008	546,172
Great Southern Bancorp, Inc.	1,971	113,333
Great Western Bancorp, Inc.	10,604	462,228
Green Bancorp, Inc.	4,539	101,901
Grupo Financiero Banorte SAB de CV,
Series O	411,950	2,182,372
Grupo Financiero Inbursa SAB de CV,
Series O	382,100	539,873
Guaranty Bancorp	4,362	146,999
Guaranty Bancshares, Inc.	1,488	48,434
Hana Financial Group, Inc.	51,415	1,981,583
Hancock Whitney Corp.	31,805	1,598,201
Hang Seng Bank, Ltd.	189,595	4,726,995
Hanmi Financial Corp.	5,767	172,722
HarborOne Bancorp, Inc. (A)	2,850	52,583
Heartland Financial USA, Inc.	4,228	231,906
Heritage Commerce Corp.	6,542	111,607
Heritage Financial Corp.	5,266	169,302
Hilltop Holdings, Inc.	13,369	313,503
Home BancShares, Inc.	59,424	1,367,940
HomeTrust Bancshares, Inc. (A)	3,231	86,914
Hong Leong Bank BHD	101,800	489,750
Hong Leong Financial Group BHD	33,100	157,478
Hope Bancorp, Inc.	23,646	425,392
Horizon Bancorp	4,257	133,542
Howard Bancorp, Inc. (A)	1,829	31,642
HSBC Holdings PLC	2,833,249	27,120,322
Hua Nan Financial Holdings
Company, Ltd.	967,670	577,236
Huntington Bancshares, Inc.	190,609	2,834,356
IBERIABANK Corp.	9,058	723,734
Independent Bank Corp. (MA)	4,806	376,550
Independent Bank Corp. (MI)	3,679	93,998
Independent Bank Group, Inc.	3,610	271,653
Industrial & Commercial Bank of
China, Ltd., H Shares	12,852,623	10,615,981
Industrial Bank of Korea	44,213	638,349
ING Groep NV	379,401	5,525,868
International Bancshares Corp.	20,513	886,162
Intesa Sanpaolo SpA (C)	2,097,880	6,191,134
Investar Holding Corp.	1,925	52,649
Investors Bancorp, Inc.	44,628	595,338
Itau CorpBanca	19,799,694	212,052
Japan Post Bank Company, Ltd.	81,900	1,021,739
JPMorgan Chase & Co.	592,211	63,372,499
Kasikornbank PCL	106,400	635,807
Kasikornbank PCL, Foreign
Quota Shares	171,359	1,041,183
KB Financial Group, Inc.	68,926	3,315,249
KBC Group NV	38,341	2,947,732
KeyCorp	183,134	3,560,125
Komercni banka AS	7,983	323,465
Krung Thai Bank PCL	83,300	45,513
Krung Thai Bank PCL, Foreign
Quota Shares	450,100	245,923
Kyushu Financial Group, Inc.	71,000	338,797
Lakeland Bancorp, Inc.	8,038	161,564
Lakeland Financial Corp.	4,293	209,455
LegacyTexas Financial Group, Inc.	8,573	359,980
Live Oak Bancshares, Inc.	4,150	122,633
Lloyds Banking Group PLC	10,194,456	8,550,814
M&T Bank Corp.	25,902	4,457,216
Macatawa Bank Corp.	5,115	61,840
Malayan Banking BHD	667,733	1,619,432
MB Financial, Inc.	31,003	1,531,238
mBank SA	985	112,275
MBT Financial Corp.	4,288	45,453
Mebuki Financial Group, Inc.	202,700	734,687
Mediobanca Banca di Credito
Finanziario SpA	95,076	897,024
Mega Financial Holding Company, Ltd.	1,503,275	1,313,468
Mercantile Bank Corp.	3,013	108,769
Metropolitan Bank & Trust Company	135,000	203,379
Metropolitan Bank Holding Corp. (A)	794	40,542
Middlefield Banc Corp.	656	34,735
Midland States Bancorp, Inc.	2,985	96,833
MidSouth Bancorp, Inc.	3,562	49,512
MidWestOne Financial Group, Inc.	2,347	78,226
Mitsubishi UFJ Financial Group, Inc.	2,412,000	14,540,061
Mizrahi Tefahot Bank, Ltd.	7,823	149,400
Mizuho Financial Group, Inc.	4,876,300	8,483,962
Moneta Money Bank AS (B)	50,699	177,222
MutualFirst Financial, Inc.	1,182	45,389
National Australia Bank, Ltd.	373,542	7,529,759
National Bank Holdings Corp., Class A	4,256	165,729
National Bank of Canada	48,537	2,321,660
National Bankshares, Inc.	1,387	66,784
National Commerce Corp. (A)	2,217	102,093
NBT Bancorp, Inc.	7,781	296,456
Nedbank Group, Ltd.	9,089	195,037
Nicolet Bankshares, Inc. (A)	1,658	94,224
Nordea Bank AB	437,353	4,206,076
Northeast Bancorp	1,671	36,428
Northrim BanCorp, Inc.	1,529	60,701
Norwood Financial Corp. (C)	1,208	37,714
OFG Bancorp (C)	7,987	112,617
Ohio Valley Banc Corp.	861	42,189
Old Line Bancshares, Inc.	2,143	73,676
Old National Bancorp	24,047	431,644
Old Second Bancorp, Inc.	5,417	80,984
Opus Bank	3,653	108,129
Orrstown Financial Services, Inc.	1,493	38,743
OTP Bank PLC	40,491	1,451,028
Oversea-Chinese Banking Corp., Ltd.	739,478	6,894,544
Pacific Mercantile Bancorp (A)	3,374	33,065
Pacific Premier Bancorp, Inc. (A)	7,019	289,885
PacWest Bancorp	24,700	1,310,582
Park National Corp.	2,356	270,516
Parke Bancorp, Inc. (C)	1,608	35,296
Peapack Gladstone Financial Corp.	3,343	115,334
Penns Woods Bancorp, Inc.	950	43,843
Peoples Bancorp of North Carolina, Inc.	1,030	32,723
Peoples Bancorp, Inc.	3,023	113,453
Peoples Financial Services Corp.	1,358	63,853
People’s United Financial, Inc.	59,958	1,103,827
People’s Utah Bancorp	2,515	91,672
Pinnacle Financial Partners, Inc.	14,532	974,371
Powszechna Kasa Oszczednosci Bank
Polski SA	68,143	692,758
Preferred Bank	2,370	150,969
Premier Financial Bancorp, Inc.	1,984	44,442
Prosperity Bancshares, Inc.	13,714	993,305
Public Bank BHD	447,262	2,680,485
QCR Holdings, Inc.	2,197	105,566
Raiffeisen Bank International AG (A)	21,934	690,247
RBB Bancorp	1,686	51,238
Regions Financial Corp.	194,479	3,547,297
Renasant Corp.	8,119	389,062

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Republic Bancorp, Inc., Class A	1,717	$75,393
Republic First Bancorp, Inc. (A)	9,543	82,070
Resona Holdings, Inc.	445,000	2,472,221
RHB Bank BHD	121,641	163,174
Royal Bank of Canada	202,612	15,313,879
S&T Bancorp, Inc.	6,053	273,414
Sandy Spring Bancorp, Inc.	5,647	234,633
Seacoast Banking Corp. of Florida (A)	7,532	234,848
Security Bank Corp.	32,720	121,372
ServisFirst Bancshares, Inc.	8,370	351,624
Seven Bank, Ltd.	120,300	379,046
Shinhan Financial Group Company, Ltd.	74,117	3,025,257
Shinsei Bank, Ltd.	33,700	530,958
Shore Bancshares, Inc.	2,677	50,542
Sierra Bancorp	2,576	72,746
Signature Bank (A)	10,543	1,344,127
Simmons First National Corp., Class A	14,905	476,960
SinoPac Financial Holdings
Company, Ltd.	1,410,542	521,284
Skandinaviska Enskilda Banken AB,
Series A	216,983	1,954,364
SmartFinancial, Inc. (A)	1,807	43,025
Societe Generale SA (C)	118,839	5,129,391
South State Corp.	6,412	574,034
Southern First Bancshares, Inc. (A)	1,343	63,524
Southern National Bancorp of
Virginia, Inc.	4,513	78,842
Southside Bancshares, Inc.	4,885	166,823
Standard Bank Group, Ltd.	53,842	875,954
Standard Chartered PLC	466,043	4,666,677
State Bank Financial Corp.	6,595	221,262
Sterling Bancorp	82,286	2,020,121
Stock Yards Bancorp, Inc.	3,993	158,522
Sumitomo Mitsui Financial Group, Inc.	271,879	11,208,836
Sumitomo Mitsui Trust Holdings, Inc.	66,938	2,785,497
Summit Financial Group, Inc.	2,137	55,092
SunTrust Banks, Inc.	80,768	5,452,648
Suruga Bank, Ltd.	35,100	403,181
SVB Financial Group (A)	9,201	2,871,908
Svenska Handelsbanken AB, A Shares	218,019	2,388,450
Swedbank AB, A Shares	130,592	2,714,848
Synovus Financial Corp.	23,289	1,260,168
Taishin Financial Holding Company, Ltd.	1,295,054	635,848
Taiwan Business Bank	476,586	145,336
Taiwan Cooperative Financial Holding
Company, Ltd.	1,087,451	639,683
TCF Financial Corp.	33,639	885,042
Texas Capital Bancshares, Inc. (A)	18,679	1,799,722
The Bancorp, Inc. (A)	8,976	101,608
The Bank of East Asia, Ltd.	304,293	1,259,715
The Bank of Kyoto, Ltd.	12,200	636,256
The Bank of Nova Scotia	167,155	10,086,540
The Bank of NT Butterfield & Son, Ltd.	9,417	449,662
The Chiba Bank, Ltd.	142,100	1,091,868
The Community Financial Corp.	961	35,355
The First Bancshares, Inc.	1,926	66,158
The First of Long Island Corp.	4,428	112,914
The Hachijuni Bank, Ltd.	82,600	365,210
The PNC Financial Services Group, Inc.	81,402	11,673,861
The Royal Bank of Scotland Group
PLC (A)	510,128	1,862,590
The Shizuoka Bank, Ltd.	105,200	1,011,612
The Siam Commercial Bank PCL	203,809	845,175
The Siam Commercial Bank PCL	73,300	303,968
The Toronto-Dominion Bank	257,028	15,006,185
TMB Bank PCL	1,555,900	120,599
Tompkins Financial Corp.	2,570	216,574
Towne Bank	11,427	361,665
TriCo Bancshares	3,658	142,369
TriState Capital Holdings, Inc. (A)	4,160	106,912
Triumph Bancorp, Inc. (A)	3,079	126,393
Trustmark Corp.	25,536	821,493
Turkiye Garanti Bankasi AS	304,285	598,946
Turkiye Halk Bankasi AS	80,704	136,935
Turkiye Is Bankasi AS, Class C	215,489	283,678
Turkiye Vakiflar Bankasi TAO, Class D	103,187	124,703
U.S. Bancorp	270,511	13,522,845
UMB Financial Corp.	16,678	1,285,040
Umpqua Holdings Corp.	82,881	1,951,019
UniCredit SpA	311,049	5,159,953
Union Bankshares Corp.	10,001	411,041
United Bankshares, Inc. (C)	38,598	1,406,897
United Community Banks, Inc.	13,001	422,012
United Overseas Bank, Ltd.	314,357	6,578,684
United Security Bancshares	2,777	29,714
Univest Corp. of Pennsylvania	5,117	148,905
Valley National Bancorp	97,920	1,244,563
Veritex Holdings, Inc. (A)	3,124	96,032
Washington Trust Bancorp, Inc.	2,622	159,942
Webster Financial Corp.	18,091	1,159,633
Wells Fargo & Company	757,257	40,884,305
WesBanco, Inc.	7,483	348,633
Westamerica Bancorporation (C)	4,650	266,120
Westpac Banking Corp.	472,173	9,979,935
Wintrust Financial Corp.	20,842	1,919,757
Woori Bank	82,340	1,166,306
Yamaguchi Financial Group, Inc.	39,500	475,256
Yapi ve Kredi Bankasi AS (A)(C)	115,559	102,616
Zions Bancorporation	34,310	1,880,531
		712,362,661
Capital markets – 2.6%
3i Group PLC	138,761	1,755,481
Affiliated Managers Group, Inc.	9,289	1,479,366
Ameriprise Financial, Inc.	24,871	3,447,867
Amundi SA (B)	9,313	680,745
Arlington Asset Investment Corp.,
Class A (C)	5,070	58,001
Artisan Partners Asset Management, Inc.,
Class A	8,279	267,412
Associated Capital Group, Inc.,
Class A (C)	889	34,493
ASX, Ltd.	26,463	1,208,901
B. Riley Financial, Inc.	3,821	81,005
B3 SA - Brasil Bolsa Balcao	258,076	1,507,420
BlackRock, Inc.	21,057	11,249,281
Brait SE (A)	15,933	45,708
BrightSphere Investment Group PLC	13,610	211,091
Brookfield Asset Management, Inc.,
Class A	118,045	4,707,780
Cboe Global Markets, Inc.	19,155	1,868,762
China Cinda Asset Management
Company, Ltd., H Shares	1,535,600	554,100
China Everbright, Ltd.	161,084	352,448
China Galaxy Securities Company, Ltd.,
H Shares	579,500	361,135
China Huarong Asset Management
Company, Ltd., H Shares (B)	1,748,300	585,963
CI Financial Corp.	42,539	824,796
CITIC Securities Company, Ltd.,
H Shares	396,400	992,379

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
CME Group, Inc.	57,997	$9,447,711
Cohen & Steers, Inc.	3,878	150,971
Coronation Fund Managers, Ltd.	9,143	44,759
Cowen, Inc. (A)	4,799	71,745
Credit Suisse Group AG (A)	90,694	1,390,564
Daiwa Securities Group, Inc.	325,018	1,879,215
Deutsche Bank AG	132,645	1,418,475
Deutsche Boerse AG	12,341	1,648,502
Diamond Hill Investment Group, Inc.	581	113,841
Donnelley Financial Solutions, Inc. (A)	6,251	96,015
E*TRADE Financial Corp. (A)	45,582	2,887,620
Eaton Vance Corp.	23,580	1,268,604
Evercore, Inc., Class A	15,538	1,622,167
FactSet Research Systems, Inc.	7,664	1,540,541
Federated Investors, Inc., Class B	18,641	452,417
Financial Engines, Inc.	10,604	473,469
Franklin Resources, Inc.	55,369	1,858,737
GAIN Capital Holdings, Inc. (C)	6,358	52,326
GAMCO Investors, Inc., Class A (C)	1,163	29,959
GF Securities Company, Ltd., H
Shares (A)	236,900	397,857
Greenhill & Company, Inc.	4,481	118,074
Haitong Securities Company, Ltd.,
H Shares	562,700	701,285
Hamilton Lane, Inc., Class A	2,490	116,432
Hargreaves Lansdown PLC	36,287	918,204
Hong Kong Exchanges & Clearing, Ltd.	292,677	9,414,388
Houlihan Lokey, Inc.	4,664	228,023
Huatai Securities Company, Ltd., H
Shares (B)	284,300	557,351
IGM Financial, Inc.	13,944	412,104
Interactive Brokers Group, Inc., Class A	14,038	1,021,686
Intercontinental Exchange, Inc.	99,113	7,026,121
INTL. FCStone, Inc. (A)	2,737	136,850
Invesco, Ltd.	69,158	1,889,397
Investec PLC	92,609	682,846
Investec, Ltd.	10,997	79,684
Investment Technology Group, Inc.	5,984	131,289
Janus Henderson Group PLC	35,423	1,094,216
Japan Exchange Group, Inc.	104,798	1,983,847
Julius Baer Group, Ltd. (A)	8,370	489,399
Kingston Financial Group, Ltd.	1,012,000	353,778
Korea Investment Holdings
Company, Ltd.	6,797	589,384
Ladenburg Thalmann Financial
Services, Inc.	19,369	69,147
Legg Mason, Inc.	16,596	618,533
London Stock Exchange Group PLC	44,280	2,632,213
Macquarie Group, Ltd.	45,011	3,878,356
MarketAxess Holdings, Inc.	7,382	1,577,164
Mirae Asset Daewoo Company, Ltd.	63,977	554,851
Moelis & Company, Class A	5,562	329,549
Moody’s Corp.	28,290	4,825,425
Morgan Stanley	234,871	11,776,432
MSCI, Inc.	15,345	2,494,637
Nasdaq, Inc.	19,876	1,825,809
Natixis SA	145,578	1,053,606
NH Investment & Securities
Company, Ltd.	24,908	364,188
Nomura Holdings, Inc.	735,700	3,792,193
Northern Trust Corp.	36,281	3,719,528
Oppenheimer Holdings, Inc., Class A	1,820	51,233
Partners Group Holding AG	638	461,103
Piper Jaffray Companies	2,581	193,059
PJT Partners, Inc., Class A	3,163	174,819
Pzena Investment Management, Inc.,
Class A	3,559	31,995
Raymond James Financial, Inc.	22,107	2,134,652
S&P Global, Inc.	43,200	8,532,000
Safeguard Scientifics, Inc. (A)	4,038	53,100
Samsung Securities Company, Ltd.	11,971	408,176
SBI Holdings, Inc.	41,064	1,114,602
Schroders PLC	17,236	740,263
SEI Investments Company	25,638	1,635,192
Singapore Exchange, Ltd.	188,400	1,016,862
St. James’s Place PLC	73,863	1,168,124
State Street Corp.	62,638	6,020,138
Stifel Financial Corp.	26,107	1,535,092
T. Rowe Price Group, Inc.	41,674	5,060,057
The Bank of New York Mellon Corp.	171,948	9,414,153
The Charles Schwab Corp.	204,063	11,349,984
The Goldman Sachs Group, Inc.	60,109	13,577,421
Thomson Reuters Corp.	41,318	1,606,386
UBS Group AG (A)	138,049	2,083,906
Virtu Financial, Inc., Class A	4,451	138,204
Virtus Investment Partners, Inc.	1,254	157,440
Waddell & Reed Financial, Inc.,
Class A (C)	14,561	282,483
Westwood Holdings Group, Inc.	1,521	88,264
WisdomTree Investments, Inc.	21,094	231,190
Yuanta Financial Holdings
Company, Ltd.	1,410,187	662,207
		196,497,723
Consumer finance – 0.5%
Acom Company, Ltd.	82,900	346,854
AEON Financial Service Company, Ltd.	22,900	532,584
American Express Company	122,563	12,047,943
Capital One Financial Corp.	82,843	7,787,242
Credit Saison Company, Ltd.	32,000	528,706
Curo Group Holdings Corp. (A)	1,436	33,042
Discover Financial Services	60,382	4,459,815
Elevate Credit, Inc. (A)	3,949	30,249
Encore Capital Group, Inc. (A)(C)	4,294	169,398
Enova International, Inc. (A)	5,993	201,365
EZCORP, Inc., Class A (A)	9,149	113,448
FirstCash, Inc.	8,291	752,408
Gentera SAB de CV	153,700	118,446
Green Dot Corp., Class A (A)	8,292	590,971
LendingClub Corp. (A)	59,723	196,489
Navient Corp.	43,988	607,474
Nelnet, Inc., Class A	3,398	208,773
PRA Group, Inc. (A)(C)	8,098	312,583
Regional Management Corp. (A)	1,893	67,561
Samsung Card Company, Ltd.	5,371	184,802
SLM Corp. (A)	85,137	973,116
Synchrony Financial	121,674	4,213,571
World Acceptance Corp. (A)	1,109	119,606
		34,596,446
Diversified financial services – 1.2%
AMP, Ltd.	412,020	1,212,244
Ayala Corp.	38,610	689,916
Banco Latinoamericano de Comercio
Exterior SA	5,532	147,317
Berkshire Hathaway, Inc., Class B (A)	327,496	62,725,309
Cannae Holdings, Inc. (A)	10,984	219,570
Chailease Holding Company, Ltd.	166,079	589,660
Challenger, Ltd.	81,548	791,320
Element Fleet Management Corp.	53,707	224,918
Eurazeo SA	6,887	538,756

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified financial services (continued)
EXOR NV	16,854	$1,224,099
Far East Horizon, Ltd.	375,700	397,213
First Pacific Company, Ltd.	530,000	266,410
FirstRand, Ltd.	140,579	661,431
Fubon Financial Holding Company, Ltd.	930,659	1,613,013
Groupe Bruxelles Lambert SA	12,461	1,317,860
Grupo de Inversiones Suramericana SA	38,238	491,081
GT Capital Holdings, Inc.	14,455	267,222
Haci Omer Sabanci Holding AS	128,089	264,028
Industrivarden AB, C Shares	24,152	507,392
Investor AB, B Shares	65,420	2,710,848
Jefferies Financial Group, Inc.	53,677	1,174,453
Kinnevik AB, B Shares	33,606	1,170,931
L E Lundbergforetagen AB, B Shares	11,004	355,364
Marlin Business Services Corp.	1,667	48,926
Metro Pacific Investments Corp.	2,402,900	212,975
Mitsubishi UFJ Lease & Finance
Company, Ltd.	91,600	545,160
NewStar Financial, Inc. (A)	5,608	2,761
On Deck Capital, Inc. (A)	9,930	65,935
Onex Corp.	11,839	849,804
ORIX Corp.	268,400	4,483,430
Pargesa Holding SA	1,275	111,765
PSG Group, Ltd.	6,173	105,590
Remgro, Ltd.	22,007	352,664
RMB Holdings, Ltd.	29,430	167,955
Standard Life Aberdeen PLC	381,843	1,776,290
Wendel SA	4,209	555,509
		88,839,119
Insurance – 2.7%
Admiral Group PLC	30,496	779,904
Aegon NV (C)	184,706	1,148,063
Aflac, Inc.	39,900	1,797,894
Ageas	30,536	1,544,832
AIA Group, Ltd.	3,003,109	27,410,877
Alleghany Corp.	3,023	1,724,803
Allianz SE	28,794	5,932,491
Ambac Financial Group, Inc. (A)	8,357	154,855
American Equity Investment Life
Holding Company	15,662	555,061
American Financial Group, Inc.	13,546	1,488,434
American International Group, Inc.	45,841	2,419,946
AMERISAFE, Inc.	3,429	204,540
AmTrust Financial Services, Inc. (C)	15,569	208,002
Aon PLC	12,561	1,756,907
Argo Group International Holdings, Ltd.	5,845	355,084
Arthur J. Gallagher & Company	9,342	619,188
Aspen Insurance Holdings, Ltd.	11,672	506,565
Assicurazioni Generali SpA	197,434	3,369,947
Assurant, Inc.	2,592	241,963
Atlas Financial Holdings, Inc. (A)	2,426	26,080
Aviva PLC	576,102	3,903,476
AXA SA	302,690	7,584,050
Baldwin & Lyons, Inc., Class B	2,027	47,229
Baloise Holding AG	2,266	332,895
BB Seguridade Participacoes SA	93,008	650,432
Brighthouse Financial, Inc. (A)	5,272	248,364
Brown & Brown, Inc.	44,926	1,248,044
Cathay Financial Holding Company, Ltd.	1,174,890	2,094,347
China Life Insurance Company, Ltd.	371,852	389,685
China Life Insurance Company, Ltd.,
H Shares	1,312,176	3,656,577
China Pacific Insurance Group
Company, Ltd., H Shares	462,579	1,984,515
China Taiping Insurance Holdings
Company, Ltd.	284,600	1,012,765
Chubb, Ltd.	23,502	3,071,476
Cincinnati Financial Corp.	7,682	532,900
Citizens, Inc. (A)(C)	8,633	63,971
CNO Financial Group, Inc.	62,705	1,255,354
CNP Assurances	29,781	697,394
Dai-ichi Life Holdings, Inc.	220,200	4,090,974
DB Insurance Company, Ltd.	9,073	492,143
Direct Line Insurance Group PLC	206,407	979,760
Discovery, Ltd.	16,522	200,161
eHealth, Inc. (A)	2,972	63,333
EMC Insurance Group, Inc.	1,758	45,304
Employers Holdings, Inc.	5,688	225,245
Enstar Group, Ltd. (A)	1,969	400,199
Everest Re Group, Ltd.	1,992	448,778
Fairfax Financial Holdings, Ltd.	4,025	2,259,973
FBL Financial Group, Inc., Class A	1,798	141,323
Federated National Holding Company	2,304	52,439
First American Financial Corp.	21,748	1,132,636
Genworth Financial, Inc., Class A (A)	190,173	654,195
Gjensidige Forsikring ASA	42,196	651,060
Global Indemnity, Ltd.	1,606	60,755
Great-West Lifeco, Inc. (C)	48,163	1,222,462
Greenlight Capital Re, Ltd., Class A (A)	5,672	81,110
Hallmark Financial Services, Inc. (A)	3,073	30,300
Hannover Rueck SE	4,342	547,908
Hanwha Life Insurance Company, Ltd.	33,666	173,890
HCI Group, Inc.	1,534	63,600
Health Insurance Innovations, Inc.,
Class A (A)(C)	2,197	70,084
Heritage Insurance Holdings, Inc. (C)	3,986	67,284
Horace Mann Educators Corp.	7,360	325,312
Hyundai Marine & Fire Insurance
Company, Ltd.	11,614	366,863
Independence Holding Company	1,100	40,865
Industrial Alliance Insurance & Financial
Services, Inc.	17,557	717,662
Infinity Property & Casualty Corp.	1,884	272,615
ING Life Insurance Korea, Ltd. (B)	6,106	227,383
Insurance Australia Group, Ltd.	338,219	2,070,956
Intact Financial Corp.	21,209	1,603,843
Investors Title Company	279	51,615
James River Group Holdings, Ltd.	4,585	173,909
Japan Post Holdings Company, Ltd.	325,700	3,725,166
Kemper Corp.	16,718	1,294,809
Kingstone Companies, Inc.	1,812	31,619
Kinsale Capital Group, Inc.	2,485	131,606
Legal & General Group PLC	865,619	3,100,439
Liberty Holdings, Ltd.	7,047	67,048
Lincoln National Corp.	11,086	734,891
Loews Corp.	14,528	709,983
Maiden Holdings, Ltd.	13,143	115,001
Mapfre SA	88,458	268,304
Marsh & McLennan Companies, Inc.	25,837	2,076,520
MBIA, Inc. (A)(C)	16,171	132,279
Medibank Pvt., Ltd.	405,578	896,251
Mercury General Corp.	7,188	338,627
MetLife, Inc.	53,105	2,442,299
MMI Holdings, Ltd.	48,442	71,089
MS&AD Insurance Group Holdings, Inc.	97,668	3,098,744
Muenchener
Rueckversicherungs-Gesellschaft AG	10,265	2,110,079
National General Holdings Corp.	8,903	243,764

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
National Western Life Group, Inc.,
Class A	423	$131,621
New China Life Insurance
Company, Ltd., H Shares	146,700	661,617
NI Holdings, Inc. (A)	2,002	32,713
NN Group NV	31,600	1,357,708
Old Mutual PLC	713,349	2,268,637
Old Republic International Corp.	49,190	1,032,006
PICC Property & Casualty
Company, Ltd., H Shares	809,499	1,420,103
Ping An Insurance Group Company of
China, Ltd., H Shares	910,810	8,872,924
Porto Seguro SA	15,723	179,215
Poste Italiane SpA (B)	87,575	750,054
Power Corp. of Canada	56,675	1,320,493
Power Financial Corp.	42,144	1,050,187
Powszechny Zaklad Ubezpieczen SA	48,133	471,962
Primerica, Inc.	16,617	1,634,282
Principal Financial Group, Inc.	14,029	782,818
Prudential Financial, Inc.	21,586	2,090,388
Prudential PLC	369,475	8,874,927
QBE Insurance Group, Ltd.	192,662	1,375,963
Rand Merchant Investment
Holdings, Ltd.	37,043	111,852
Reinsurance Group of America, Inc.	12,662	1,892,209
RenaissanceRe Holdings, Ltd.	7,856	964,481
RLI Corp.	6,846	449,645
RSA Insurance Group PLC	152,939	1,323,255
Safety Insurance Group, Inc.	2,561	220,246
Sampo OYJ, A Shares	87,028	4,297,802
Samsung Fire & Marine
Insurance Company, Ltd.	5,486	1,273,959
Samsung Life Insurance Company, Ltd.	12,463	1,189,675
Sanlam, Ltd.	63,123	376,989
SCOR SE	28,175	1,038,010
Selective Insurance Group, Inc.	10,289	584,930
Shin Kong Financial Holding
Company, Ltd.	1,186,101	472,524
Sompo Holdings, Inc.	72,360	3,133,709
Sony Financial Holdings, Inc.	37,200	681,073
State Auto Financial Corp.	2,878	89,276
Stewart Information Services Corp.	3,775	159,267
Sul America SA	29,094	152,983
Sun Life Financial, Inc.	88,450	3,655,742
Suncorp Group, Ltd.	186,579	1,889,689
Swiss Life Holding AG (A)	1,401	477,869
Swiss Re AG	12,517	1,076,346
T&D Holdings, Inc.	108,400	1,703,597
The Allstate Corp.	18,146	1,696,288
The Hanover Insurance Group, Inc.	8,347	1,011,990
The Hartford Financial Services
Group, Inc.	18,750	981,188
The Navigators Group, Inc.	3,719	218,677
The People’s Insurance Company Group
of China, Ltd., H Shares	1,263,200	594,744
The Progressive Corp.	29,592	1,837,367
The Travelers Companies, Inc.	13,793	1,772,676
Third Point Reinsurance, Ltd. (A)	16,775	223,946
Tokio Marine Holdings, Inc.	137,314	6,586,132
Torchmark Corp.	5,525	468,686
Trupanion, Inc. (A)(C)	4,236	134,578
Tryg A/S	10,022	230,698
UnipolSai Assicurazioni SpA	176,473	388,314
United Fire Group, Inc.	3,717	199,380
United Insurance Holdings Corp.	3,911	80,919
Universal Insurance Holdings, Inc.	5,591	199,319
Unum Group	11,459	444,724
W.R. Berkley Corp.	18,858	1,442,071
Willis Towers Watson PLC	6,784	1,025,402
WMIH Corp. (A)(C)	37,781	51,004
XL Group, Ltd.	13,419	745,828
Zurich Insurance Group AG	5,893	1,746,466
		206,216,510
Mortgage real estate investment trusts – 0.0%
AG Mortgage Investment Trust, Inc.	5,049	95,325
Anworth Mortgage Asset Corp.	18,069	91,610
Apollo Commercial Real Estate
Finance, Inc.	18,518	344,250
Ares Commercial Real Estate Corp.	5,185	71,657
ARMOUR Residential REIT, Inc.	7,116	164,878
Capstead Mortgage Corp.	17,064	156,136
Cherry Hill Mortgage Investment Corp.	2,335	41,983
CYS Investments, Inc.	27,468	201,066
Dynex Capital, Inc.	10,395	67,360
Exantas Capital Corp.	6,014	60,681
Granite Point Mortgage Trust, Inc.	7,840	143,394
Great Ajax Corp.	3,376	44,597
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	9,202	168,765
Invesco Mortgage Capital, Inc.	19,436	315,446
KKR Real Estate Finance Trust, Inc.	2,634	53,602
Ladder Capital Corp.	13,742	213,276
MTGE Investment Corp.	7,601	151,640
New York Mortgage Trust, Inc.	20,018	123,311
Orchid Island Capital, Inc.	9,417	69,403
Owens Realty Mortgage, Inc.	2,137	35,923
PennyMac Mortgage Investment Trust	10,302	192,853
Redwood Trust, Inc.	13,432	219,748
Sutherland Asset Management Corp.	3,327	51,901
TPG RE Finance Trust, Inc.	3,580	73,104
Western Asset Mortgage Capital Corp.	7,090	74,941
		3,226,850
Thrifts and mortgage finance – 0.1%
BankFinancial Corp.	2,799	49,850
Beneficial Bancorp, Inc.	12,355	202,004
BofI Holding, Inc. (A)(C)	10,507	432,993
BSB Bancorp, Inc. (A)	1,660	56,191
Capitol Federal Financial, Inc.	22,591	296,846
Charter Financial Corp.	2,369	58,112
Dime Community Bancshares, Inc.	5,882	119,699
Entegra Financial Corp. (A)	1,364	38,874
Essent Group, Ltd. (A)	14,655	502,667
Federal Agricultural Mortgage Corp.,
Class C	1,566	146,437
First Defiance Financial Corp.	1,745	109,080
Flagstar Bancorp, Inc. (A)	3,590	124,896
Hingham Institution for Savings	240	51,422
Home Bancorp, Inc.	1,240	54,585
HomeStreet, Inc. (A)	5,035	134,938
Kearny Financial Corp.	18,120	261,834
LendingTree, Inc. (A)(C)	2,662	689,192
Luther Burbank Corp.	2,707	33,161
Malvern Bancorp, Inc. (A)	1,318	34,795
Merchants Bancorp	1,350	34,439
Meridian Bancorp, Inc.	8,509	166,351
Meta Financial Group, Inc.	1,670	188,961
MGIC Investment Corp. (A)	66,811	694,166
Nationstar Mortgage Holdings, Inc. (A)	5,367	96,177
New York Community Bancorp, Inc.	96,273	1,115,804

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
NMI Holdings, Inc., Class A (A)	10,407	$173,277
Northfield Bancorp, Inc.	8,358	136,570
Northwest Bancshares, Inc.	16,483	284,167
OceanFirst Financial Corp.	7,236	212,160
Ocwen Financial Corp. (A)	19,806	86,552
Oritani Financial Corp.	7,336	116,642
PCSB Financial Corp.	3,458	70,682
PennyMac Financial Services, Inc.,
Class A (A)	2,976	59,818
PHH Corp. (A)	6,308	68,126
Provident Financial Holdings, Inc.	1,531	28,094
Provident Financial Services, Inc.	10,845	303,009
Prudential Bancorp, Inc.	1,710	29,737
Radian Group, Inc.	39,124	622,072
Riverview Bancorp, Inc.	4,121	36,059
SI Financial Group, Inc.	2,319	34,901
Southern Missouri Bancorp, Inc.	1,326	48,479
Sterling Bancorp, Inc.	3,574	48,678
Territorial Bancorp, Inc.	1,609	49,203
Timberland Bancorp, Inc.	1,324	43,215
TrustCo Bank Corp.	17,362	151,049
United Community Financial Corp.	9,035	94,506
United Financial Bancorp, Inc.	9,387	163,522
Walker & Dunlop, Inc.	4,973	279,085
Washington Federal, Inc.	32,325	1,048,946
Waterstone Financial, Inc.	4,307	74,726
Western New England Bancorp, Inc.	5,239	56,843
WSFS Financial Corp.	5,438	284,679
		10,298,271
		1,252,037,580
Health care – 11.2%
Biotechnology – 1.9%
3SBio, Inc. (A)(B)	175,600	500,433
AbbVie, Inc.	258,563	25,582,223
Abeona Therapeutics, Inc. (A)(C)	5,181	91,704
Acceleron Pharma, Inc. (A)	6,856	243,662
Achaogen, Inc. (A)(C)	6,324	78,418
Achillion Pharmaceuticals, Inc. (A)	25,408	86,133
Acorda Therapeutics, Inc. (A)	7,923	207,979
Adamas Pharmaceuticals, Inc. (A)	3,186	91,247
Aduro Biotech, Inc. (A)(C)	8,606	75,733
Agenus, Inc. (A)	14,323	47,982
Aimmune Therapeutics, Inc. (A)	6,442	213,166
Akebia Therapeutics, Inc. (A)	8,446	82,940
Alder Biopharmaceuticals, Inc. (A)(C)	11,754	205,107
Alexion Pharmaceuticals, Inc. (A)	36,064	4,188,112
AMAG Pharmaceuticals, Inc. (A)	6,365	155,624
Amgen, Inc.	108,446	19,479,071
Amicus Therapeutics, Inc. (A)(C)	33,713	569,750
AnaptysBio, Inc. (A)(C)	3,221	250,594
Apellis Pharmaceuticals, Inc. (A)	2,126	43,392
Ardelyx, Inc. (A)	6,932	27,555
Arena Pharmaceuticals, Inc. (A)	8,685	397,078
ARMO BioSciences, Inc. (A)(C)	1,275	63,750
Array BioPharma, Inc. (A)	35,981	588,289
Atara Biotherapeutics, Inc. (A)(C)	5,977	297,655
Athersys, Inc. (A)(C)	20,528	50,088
Audentes Therapeutics, Inc. (A)	3,667	138,979
Bellicum Pharmaceuticals, Inc. (A)(C)	5,510	44,521
BioCryst Pharmaceuticals, Inc. (A)	18,621	119,733
Biogen, Inc. (A)	34,337	10,093,705
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	5,802	203,070
BioSpecifics Technologies Corp. (A)	1,196	51,739
BioTime, Inc. (A)(C)	17,327	38,812
Bluebird Bio, Inc. (A)	8,813	1,577,968
Blueprint Medicines Corp. (A)	7,680	645,734
Calithera Biosciences, Inc. (A)	6,182	31,837
Cara Therapeutics, Inc. (A)(C)	5,324	83,267
Catalyst Pharmaceuticals, Inc. (A)	16,457	63,195
Celgene Corp. (A)	122,036	9,601,792
Celltrion, Inc. (A)	14,082	3,444,768
ChemoCentryx, Inc. (A)	4,523	58,709
Chimerix, Inc. (A)	9,893	45,211
Clovis Oncology, Inc. (A)	7,961	373,849
Coherus Biosciences, Inc. (A)(C)	7,514	117,218
Concert Pharmaceuticals, Inc. (A)	3,252	66,438
Corbus Pharmaceuticals
Holdings, Inc. (A)(C)	9,533	59,105
CSL, Ltd.	62,932	8,833,721
Cytokinetics, Inc. (A)	8,019	72,171
CytomX Therapeutics, Inc. (A)(C)	5,252	134,819
Deciphera Pharmaceuticals, Inc. (A)(C)	1,670	42,952
Denali Therapeutics, Inc. (A)(C)	3,029	58,248
Dyax Corp. (A)(D)	25,454	100,543
Dynavax Technologies Corp. (A)	10,894	172,125
Eagle Pharmaceuticals, Inc. (A)(C)	1,486	100,171
Editas Medicine, Inc. (A)(C)	6,793	260,308
Emergent BioSolutions, Inc. (A)	6,041	311,474
Enanta Pharmaceuticals, Inc. (A)	2,798	279,212
Epizyme, Inc. (A)	8,931	155,846
Esperion Therapeutics, Inc. (A)(C)	3,200	123,168
Exact Sciences Corp. (A)	21,183	1,261,236
Fate Therapeutics, Inc. (A)(C)	8,950	98,003
FibroGen, Inc. (A)	12,591	678,655
Five Prime Therapeutics, Inc. (A)	6,134	107,713
Flexion Therapeutics, Inc. (A)(C)	5,999	162,633
Fortress Biotech, Inc. (A)(C)	7,022	24,226
Foundation Medicine, Inc. (A)	2,610	258,782
G1 Therapeutics, Inc. (A)	2,442	105,763
Genmab A/S (A)	3,861	580,425
Genomic Health, Inc. (A)	3,753	149,820
Geron Corp. (A)(C)	27,623	111,873
Gilead Sciences, Inc.	212,426	14,317,512
Global Blood Therapeutics, Inc. (A)	7,083	341,046
Grifols SA	18,393	542,216
Halozyme Therapeutics, Inc. (A)	21,613	397,679
Heron Therapeutics, Inc. (A)(C)	9,843	320,882
Idera Pharmaceuticals, Inc. (A)	27,713	56,812
ImmunoGen, Inc. (A)	18,143	207,919
Immunomedics, Inc. (A)(C)	18,396	405,816
Incyte Corp. (A)	28,652	1,956,072
Inovio Pharmaceuticals, Inc. (A)	15,852	75,456
Insmed, Inc. (A)(C)	13,886	386,864
Insys Therapeutics, Inc. (A)(C)	4,836	31,531
Intellia Therapeutics, Inc. (A)(C)	3,187	86,368
Invitae Corp. (A)(C)	8,425	62,345
Iovance Biotherapeutics, Inc. (A)	13,348	194,881
Ironwood Pharmaceuticals, Inc. (A)	24,440	454,095
Jounce Therapeutics, Inc. (A)	2,727	30,679
Karyopharm Therapeutics, Inc. (A)	6,604	122,702
Keryx Biopharmaceuticals, Inc. (A)(C)	17,376	91,572
Kindred Biosciences, Inc. (A)	5,204	53,081
Kura Oncology, Inc. (A)	4,004	66,667
La Jolla Pharmaceutical Company (A)(C)	3,222	100,526
Lexicon Pharmaceuticals, Inc. (A)(C)	8,440	97,904
Ligand Pharmaceuticals, Inc. (A)(C)	3,685	708,368
Loxo Oncology, Inc. (A)(C)	4,122	730,954
MacroGenics, Inc. (A)	6,225	141,494

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Madrigal Pharmaceuticals, Inc. (A)	860	$228,425
MediciNova, Inc. (A)(C)	7,282	67,431
Medy-Tox, Inc.	744	518,374
Mersana Therapeutics, Inc. (A)	2,226	46,590
MiMedx Group, Inc. (A)(C)	18,893	159,079
Minerva Neurosciences, Inc. (A)	5,585	49,148
Miragen Therapeutics, Inc. (A)	3,573	25,261
Momenta Pharmaceuticals, Inc. (A)	13,738	324,217
Myriad Genetics, Inc. (A)	11,770	429,723
NantKwest, Inc. (A)	6,771	24,782
Natera, Inc. (A)	6,222	72,549
NewLink Genetics Corp. (A)(C)	5,875	30,903
Novavax, Inc. (A)(C)	58,774	95,802
Nymox Pharmaceutical Corp. (A)	6,866	24,168
Organovo Holdings, Inc. (A)(C)	24,110	47,497
Ovid therapeutics, Inc. (A)	2,611	20,601
PDL BioPharma, Inc. (A)	28,279	75,505
Pieris Pharmaceuticals, Inc. (A)	7,478	42,026
Portola Pharmaceuticals, Inc. (A)	10,329	414,709
Progenics Pharmaceuticals, Inc. (A)	13,525	102,790
Prothena Corp. PLC (A)	7,230	97,533
PTC Therapeutics, Inc. (A)	7,210	244,419
Puma Biotechnology, Inc. (A)	5,249	277,935
Radius Health, Inc. (A)(C)	6,979	198,902
Recro Pharma, Inc. (A)	2,893	15,767
Regeneron Pharmaceuticals, Inc. (A)	12,472	3,745,591
REGENXBIO, Inc. (A)	5,022	272,192
Repligen Corp. (A)	6,855	299,426
Retrophin, Inc. (A)	7,194	201,504
Rhythm Pharmaceuticals, Inc. (A)(C)	1,670	53,657
Rigel Pharmaceuticals, Inc. (A)	28,057	91,185
Sage Therapeutics, Inc. (A)	7,588	1,158,612
Sangamo Therapeutics, Inc. (A)	15,190	249,876
Sarepta Therapeutics, Inc. (A)(C)	11,006	1,032,913
Selecta Biosciences, Inc. (A)(C)	2,727	32,642
Seres Therapeutics, Inc. (A)(C)	4,270	34,374
Shire PLC	128,786	7,031,478
SillaJen, Inc. (A)	9,392	697,453
Solid Biosciences, Inc. (A)(C)	1,794	38,715
Spark Therapeutics, Inc. (A)(C)	5,011	399,828
Spectrum Pharmaceuticals, Inc. (A)	15,883	306,383
Stemline Therapeutics, Inc. (A)	4,966	97,582
Strongbridge Biopharma PLC (A)	5,555	36,108
Syndax Pharmaceuticals, Inc. (A)	2,508	21,895
Synergy Pharmaceuticals, Inc. (A)(C)	47,248	75,124
Syros Pharmaceuticals, Inc. (A)	3,081	38,297
TaiMed Biologics, Inc. (A)	25,000	262,573
TG Therapeutics, Inc. (A)	9,335	125,089
Tocagen, Inc. (A)(C)	3,593	33,702
Trevena, Inc. (A)	13,780	25,769
Ultragenyx Pharmaceutical, Inc. (A)	8,085	591,822
United Therapeutics Corp. (A)	8,491	904,971
Vanda Pharmaceuticals, Inc. (A)	7,975	140,360
Veracyte, Inc. (A)	5,415	41,425
Vertex Pharmaceuticals, Inc. (A)	41,169	6,340,026
Voyager Therapeutics, Inc. (A)(C)	3,156	62,710
Xencor, Inc. (A)	6,952	278,150
ZIOPHARM Oncology, Inc. (A)(C)	24,858	121,804
		145,120,035
Health care equipment and supplies – 3.1%
Abaxis, Inc.	3,952	327,226
Abbott Laboratories	438,343	26,971,245
ABIOMED, Inc. (A)	10,606	4,042,371
Accuray, Inc. (A)	15,799	69,516
Align Technology, Inc. (A)	18,185	6,036,511
Analogic Corp.	2,250	188,213
AngioDynamics, Inc. (A)	6,713	141,174
Anika Therapeutics, Inc. (A)(C)	2,666	108,400
Antares Pharma, Inc. (A)	28,808	75,189
AtriCure, Inc. (A)	5,873	139,249
Atrion Corp.	249	146,910
AxoGen, Inc. (A)	4,995	245,255
Baxter International, Inc.	125,179	8,867,680
Becton, Dickinson and Company	67,013	14,849,411
BioMerieux	6,342	557,293
Boston Scientific Corp. (A)	346,410	10,527,400
Cantel Medical Corp.	13,487	1,471,297
Cardiovascular Systems, Inc. (A)	6,058	182,346
Cerus Corp. (A)	23,559	155,254
Cochlear, Ltd.	8,068	1,194,108
Coloplast A/S, B Shares	7,834	744,359
CONMED Corp.	4,926	338,170
ConvaTec Group PLC (B)	195,513	601,061
CryoLife, Inc. (A)	5,857	161,360
Cutera, Inc. (A)	2,350	98,700
CYBERDYNE, Inc. (A)(C)	18,700	238,865
Danaher Corp.	154,610	15,349,681
DENTSPLY SIRONA, Inc.	57,867	2,535,153
Edwards Lifesciences Corp. (A)	52,868	7,259,305
Endologix, Inc. (A)	16,318	91,544
Essilor International Cie Generale
d’Optique SA	32,096	4,392,366
Fisher & Paykel Healthcare Corp., Ltd.	73,141	678,331
FONAR Corp. (A)	1,155	30,839
GenMark Diagnostics, Inc. (A)	9,757	71,519
Getinge AB, B Shares	32,911	319,526
Glaukos Corp. (A)	5,256	198,519
Globus Medical, Inc., Class A (A)	26,856	1,491,851
Haemonetics Corp. (A)	9,649	871,787
Halyard Health, Inc. (A)	17,620	967,338
Hartalega Holdings BHD	198,400	304,473
Heska Corp. (A)	1,221	130,574
Hill-Rom Holdings, Inc.	12,996	1,195,632
Hologic, Inc. (A)	69,731	2,642,108
Hoya Corp.	78,000	4,619,326
ICU Medical, Inc. (A)	5,694	1,657,239
IDEXX Laboratories, Inc. (A)	21,935	4,567,086
Inogen, Inc. (A)	3,097	565,791
Insulet Corp. (A)	10,450	980,106
Integer Holdings Corp. (A)	5,641	372,306
Integra LifeSciences Holdings Corp. (A)	11,388	734,982
Intuitive Surgical, Inc. (A)	28,291	13,004,524
Invacare Corp. (C)	6,089	100,469
iRhythm Technologies, Inc. (A)	2,528	192,204
K2M Group Holdings, Inc. (A)	7,602	180,091
Koninklijke Philips NV (C)	91,968	3,787,402
Lantheus Holdings, Inc. (A)	5,589	78,246
LeMaitre Vascular, Inc.	2,863	97,571
LivaNova PLC (A)	17,218	1,619,353
Masimo Corp. (A)	17,388	1,722,281
Medtronic PLC	341,115	29,445,047
Meridian Bioscience, Inc.	7,649	113,205
Merit Medical Systems, Inc. (A)	8,742	448,465
Natus Medical, Inc. (A)	5,509	203,282
Neogen Corp. (A)	9,023	683,131
Nevro Corp. (A)	5,007	394,001
Novocure, Ltd. (A)	10,589	333,024
NuVasive, Inc. (A)	19,220	985,217
NxStage Medical, Inc. (A)	11,701	323,416
Olympus Corp.	58,506	2,067,302

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
OraSure Technologies, Inc. (A)	10,196	$173,434
Orthofix International NV (A)	3,073	167,939
Oxford Immunotec Global PLC (A)	5,005	72,172
Penumbra, Inc. (A)	5,230	841,507
Pulse Biosciences, Inc. (A)(C)	1,672	26,401
Quidel Corp. (A)	5,100	319,770
Quotient, Ltd. (A)	5,636	40,636
ResMed, Inc.	35,988	3,699,926
Rockwell Medical, Inc. (A)(C)	9,474	50,970
RTI Surgical, Inc. (A)	11,203	50,974
Shandong Weigao Group Medical
Polymer Company, Ltd., H Shares	324,500	278,522
Siemens Healthineers AG (A)(B)	9,445	375,472
Sientra, Inc. (A)	2,764	49,918
Smith & Nephew PLC	123,859	2,247,743
Sonova Holding AG	1,818	317,547
STAAR Surgical Company (A)	7,464	222,054
STERIS PLC	16,663	1,730,286
Straumann Holding AG	357	235,471
Stryker Corp.	81,102	14,113,370
Surmodics, Inc. (A)	2,378	123,180
Sysmex Corp.	31,600	2,836,333
Tactile Systems Technology, Inc. (A)	2,280	113,156
Teleflex, Inc.	8,847	2,363,565
Terumo Corp.	65,273	3,862,486
The Cooper Companies, Inc.	12,323	2,788,818
Utah Medical Products, Inc.	655	68,546
Varex Imaging Corp. (A)	6,851	253,213
Varian Medical Systems, Inc. (A)	23,017	2,713,014
ViewRay, Inc. (A)(C)	5,656	40,780
West Pharmaceutical Services, Inc.	14,530	1,351,290
William Demant Holding A/S (A)	7,563	275,371
Wright Medical Group NV (A)(C)	19,307	481,903
Zimmer Biomet Holdings, Inc.	51,098	5,697,938
		234,267,881
Health care providers and services – 2.7%
AAC Holdings, Inc. (A)(C)	2,458	26,448
Acadia Healthcare Company, Inc. (A)(C)	16,059	645,411
Addus HomeCare Corp. (A)	1,319	75,513
Aetna, Inc.	82,313	14,497,789
Alfresa Holdings Corp.	38,200	962,683
Amedisys, Inc. (A)	5,107	389,919
American Renal Associates
Holdings, Inc. (A)(C)	1,943	28,057
AmerisourceBergen Corp.	41,016	3,369,054
AMN Healthcare Services, Inc. (A)	8,414	475,391
Anthem, Inc.	64,443	14,268,969
Bangkok Dusit Medical Services PCL	137,000	114,236
Bangkok Dusit Medical Services PCL,
Foreign Quota Shares	656,612	547,509
BioScrip, Inc. (A)(C)	22,428	59,434
BioTelemetry, Inc. (A)	5,719	241,628
Bumrungrad Hospital PCL	48,800	294,186
Bumrungrad Hospital PCL	5,000	30,142
Capital Senior Living Corp. (A)	4,805	52,423
Cardinal Health, Inc.	79,229	4,127,039
Celltrion Healthcare Company, Ltd. (A)	6,127	563,256
Centene Corp. (A)	49,804	5,835,037
Chemed Corp.	2,807	915,082
Cigna Corp.	61,204	10,366,121
Civitas Solutions, Inc. (A)	3,200	51,520
Community Health Systems, Inc. (A)(C)	17,690	72,352
CorVel Corp. (A)	1,667	84,184
Cross Country Healthcare, Inc. (A)	6,783	82,685
CVS Health Corp.	255,529	16,197,983
DaVita, Inc. (A)	36,740	2,455,702
Diplomat Pharmacy, Inc. (A)	8,801	207,176
Encompass Health Corp.	36,887	2,388,433
Envision Healthcare Corp. (A)	30,431	1,304,881
Express Scripts Holding Company (A)	142,259	10,784,655
Fresenius Medical Care AG &
Company KGaA	13,855	1,383,414
Fresenius SE & Company KGaA	26,564	2,039,712
HCA Healthcare, Inc.	70,465	7,267,760
HealthEquity, Inc. (A)	9,092	675,627
Healthscope, Ltd.	244,544	433,674
Henry Schein, Inc. (A)	38,760	2,682,192
Humana, Inc.	34,682	10,091,768
IHH Healthcare BHD	316,109	477,791
Kindred Healthcare, Inc. (A)	15,456	138,331
Laboratory Corp. of America
Holdings (A)	25,707	4,642,427
LHC Group, Inc. (A)	4,911	378,000
Life Healthcare Group Holdings, Ltd.	53,790	120,482
LifePoint Health, Inc. (A)	7,677	405,729
Magellan Health, Inc. (A)	4,348	397,625
McKesson Corp.	51,979	7,377,899
Mediclinic International PLC	52,894	428,952
Medipal Holdings Corp.	34,800	799,873
MEDNAX, Inc. (A)	18,417	844,419
Molina Healthcare, Inc. (A)	17,293	1,468,694
National HealthCare Corp.	2,017	133,929
National Research Corp.	1,945	67,005
Netcare, Ltd.	41,687	97,599
Odontoprev SA	31,000	116,231
Owens & Minor, Inc.	11,276	183,799
Patterson Companies, Inc.	16,009	334,908
PetIQ, Inc. (A)(C)	1,606	30,755
Qualicorp SA	27,709	141,555
Quest Diagnostics, Inc.	34,161	3,639,171
R1 RCM, Inc. (A)	17,785	141,035
RadNet, Inc. (A)	6,594	83,744
Ramsay Health Care, Ltd.	19,870	919,921
Ryman Healthcare, Ltd.	49,133	391,345
Select Medical Holdings Corp. (A)	19,332	349,909
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	151,200	465,254
Sinopharm Group Company, Ltd.,
H Shares	206,800	916,941
Sonic Healthcare, Ltd.	56,261	999,700
Surgery Partners, Inc. (A)	3,649	59,296
Suzuken Company, Ltd.	14,500	648,077
Tenet Healthcare Corp. (A)	30,523	1,081,430
The Ensign Group, Inc.	8,731	319,642
The Providence Service Corp. (A)	2,011	144,792
Tivity Health, Inc. (A)	6,641	232,767
Triple-S Management Corp., Class B (A)	4,037	147,956
UnitedHealth Group, Inc.	243,747	58,867,338
Universal Health Services, Inc., Class B	21,906	2,518,752
US Physical Therapy, Inc.	2,155	201,169
WellCare Health Plans, Inc. (A)	8,745	1,938,504
		208,741,791
Health care technology – 0.2%
Alibaba Health Information
Technology, Ltd. (A)	567,400	518,203
Allscripts Healthcare Solutions, Inc. (A)	68,467	866,108
Castlight Health, Inc., B Shares (A)(C)	13,120	47,232
Cerner Corp. (A)	79,594	4,750,170
Computer Programs & Systems, Inc. (C)	2,132	69,397
Cotiviti Holdings, Inc. (A)	6,605	225,297

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care technology (continued)
Evolent Health, Inc., Class A (A)(C)	10,916	$223,232
HealthStream, Inc.	4,833	134,599
HMS Holdings Corp. (A)	15,294	330,809
Inovalon Holdings, Inc., Class A (A)(C)	11,783	122,543
M3, Inc.	42,700	1,777,550
Medidata Solutions, Inc. (A)	21,802	1,682,242
Omnicell, Inc. (A)	6,796	316,354
Quality Systems, Inc. (A)	9,810	172,656
Simulations Plus, Inc.	2,106	40,435
Tabula Rasa HealthCare, Inc. (A)	2,230	121,647
Teladoc, Inc. (A)(C)	10,437	531,243
Vocera Communications, Inc. (A)	5,300	143,206
		12,072,923
Life sciences tools and services – 0.5%
Accelerate Diagnostics, Inc. (A)(C)	4,851	98,960
Agilent Technologies, Inc.	39,921	2,471,908
Bio-Rad Laboratories, Inc., Class A (A)	3,970	1,139,906
Bio-Techne Corp.	7,359	1,106,205
Cambrex Corp. (A)	5,908	267,632
Charles River Laboratories
International, Inc. (A)	9,314	1,001,441
Codexis, Inc. (A)	7,294	109,410
Enzo Biochem, Inc. (A)	8,540	55,510
Eurofins Scientific SE	1,761	904,647
Fluidigm Corp. (A)	8,112	45,184
Illumina, Inc. (A)	18,181	4,953,232
IQVIA Holdings, Inc. (A)	18,102	1,790,831
Lonza Group AG (A)	2,775	743,025
Luminex Corp.	7,324	207,416
Medpace Holdings, Inc. (A)	1,671	70,449
Mettler-Toledo International, Inc. (A)	3,152	1,735,932
NanoString Technologies, Inc. (A)	4,170	53,751
NeoGenomics, Inc. (A)	10,369	120,280
Pacific Biosciences of
California, Inc. (A)(C)	22,540	57,026
PerkinElmer, Inc.	13,509	1,004,124
PRA Health Sciences, Inc. (A)	19,049	1,617,260
QIAGEN NV (A)	13,654	493,105
Samsung Biologics
Company, Ltd. (A)(B)	2,880	1,160,745
Syneos Health, Inc. (A)	20,916	899,388
Thermo Fisher Scientific, Inc.	49,655	10,341,647
Waters Corp. (A)	9,747	1,877,467
		34,326,481
Pharmaceuticals – 2.8%
Aclaris Therapeutics, Inc. (A)(C)	4,426	79,978
Aerie Pharmaceuticals, Inc. (A)(C)	6,157	315,854
Akcea Therapeutics, Inc. (A)(C)	2,904	70,393
Akorn, Inc. (A)	18,457	257,844
Allergan PLC	28,240	4,258,592
Amneal Pharmaceuticals, Inc. (A)(C)	13,377	264,062
Amphastar Pharmaceuticals, Inc. (A)	6,684	105,607
ANI Pharmaceuticals, Inc. (A)	1,497	94,745
Aratana Therapeutics, Inc. (A)	8,085	41,234
Aspen Pharmacare Holdings, Ltd.	16,122	316,524
Assembly Biosciences, Inc. (A)	2,921	123,529
Astellas Pharma, Inc.	418,500	6,480,767
AstraZeneca PLC	179,389	13,087,492
Bayer AG	52,572	6,274,664
Bristol-Myers Squibb Company	139,018	7,315,127
Catalent, Inc. (A)	50,257	1,973,090
China Medical System Holdings, Ltd.	237,000	568,761
China Resources Pharmaceutical
Group, Ltd. (B)	325,500	498,908
Chugai Pharmaceutical Company, Ltd.	45,100	2,537,016
Clearside Biomedical, Inc. (A)(C)	4,064	40,071
Collegium Pharmaceutical, Inc. (A)(C)	4,561	103,170
Corcept Therapeutics, Inc. (A)(C)	16,488	305,028
Corium International, Inc. (A)	3,865	33,007
CSPC Pharmaceutical Group, Ltd.	813,300	2,527,992
Daiichi Sankyo Company, Ltd.	114,600	3,667,599
Depomed, Inc. (A)	11,004	68,445
Dermira, Inc. (A)	7,358	63,867
Dova Pharmaceuticals, Inc. (A)	1,253	27,553
Durect Corp. (A)	26,870	51,590
Eisai Company, Ltd.	53,954	3,893,665
Eli Lilly & Company	82,276	6,996,751
Endo International PLC (A)	39,638	249,323
Forest Laboratories, Inc. (A)(D)	891	0
GlaxoSmithKline PLC	697,197	14,125,106
H Lundbeck A/S	4,549	320,820
Hanmi Pharm Company, Ltd.	1,093	487,855
Hanmi Science Company, Ltd.	2,326	152,780
Hisamitsu Pharmaceutical Company, Inc.	12,500	1,035,690
Horizon Pharma PLC (A)	29,603	482,529
Hypera SA	41,679	314,866
Innoviva, Inc. (A)	13,654	201,943
Intersect ENT, Inc. (A)	4,735	201,948
Intra-Cellular Therapies, Inc. (A)	7,785	181,235
Ipsen SA	5,816	922,937
Johnson & Johnson	228,337	27,313,672
Kala Pharmaceuticals, Inc. (A)	2,805	42,748
Kalbe Farma Tbk PT	2,805,710	276,194
Kyowa Hakko Kirin Company, Ltd.	52,428	1,068,430
Lannett Company, Inc. (A)(C)	5,376	88,973
Mallinckrodt PLC (A)(C)	16,946	285,540
Merck & Company, Inc.	230,006	13,692,257
Merck KGaA	8,154	830,033
Mitsubishi Tanabe Pharma Corp.	44,600	796,530
Mylan NV (A)	44,120	1,696,855
MyoKardia, Inc. (A)	3,554	169,170
Nektar Therapeutics (A)	40,686	3,265,865
Neos Therapeutics, Inc. (A)(C)	4,970	33,548
Novartis AG	83,116	6,179,070
Novo Nordisk A/S, B Shares	124,333	5,909,354
Ocular Therapeutix, Inc. (A)(C)	5,764	39,022
Odonate Therapeutics, Inc. (A)(C)	1,340	32,147
Omeros Corp. (A)(C)	8,334	170,180
Ono Pharmaceutical Company, Ltd.	82,800	2,045,356
Optinose, Inc. (A)	1,210	27,915
Orion OYJ, Class B	19,774	584,894
Otsuka Holdings Company, Ltd.	79,000	3,920,757
Pacira Pharmaceuticals, Inc. (A)	7,265	248,826
Paratek Pharmaceuticals, Inc. (A)(C)	5,343	55,834
Perrigo Company PLC	11,255	823,416
Pfizer, Inc.	506,811	18,209,719
Phibro Animal Health Corp., Class A	3,621	163,669
Prestige Brands Holdings, Inc. (A)	20,163	674,049
Reata Pharmaceuticals, Inc.,
Class A (A)(C)	2,095	74,352
Recordati SpA	16,102	595,783
Revance Therapeutics, Inc. (A)	4,941	137,854
Richter Gedeon Nyrt	23,761	465,445
Roche Holding AG	26,244	5,627,020
Sanofi	176,081	13,497,294
Santen Pharmaceutical Company, Ltd.	73,800	1,279,647
Shanghai Fosun Pharmaceutical Group
Company, Ltd., H Shares	84,300	537,527
Shionogi & Company, Ltd.	59,863	3,130,333

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Sienna Biopharmaceuticals, Inc. (A)	2,983	$44,715
Sihuan Pharmaceutical Holdings
Group, Ltd.	683,800	176,102
Sino Biopharmaceutical, Ltd.	772,500	1,945,962
Sumitomo Dainippon Pharma
Company, Ltd.	32,100	664,619
Supernus Pharmaceuticals, Inc. (A)	8,701	490,301
Taisho Pharmaceutical Holdings
Company, Ltd.	6,300	667,495
Takeda Pharmaceutical Company, Ltd.	143,992	5,853,562
Tetraphase Pharmaceuticals, Inc. (A)	10,881	40,586
Teva Pharmaceutical Industries, Ltd.	7,600	163,847
Teva Pharmaceutical
Industries, Ltd., ADR	46,436	998,374
The Medicines Company (A)(C)	12,674	429,142
TherapeuticsMD, Inc. (A)(C)	30,256	178,813
Theravance Biopharma, Inc. (A)(C)	7,876	191,702
UCB SA	19,554	1,537,091
Valeant Pharmaceuticals
International, Inc. (A)	46,534	1,023,920
Vifor Pharma AG	1,699	263,848
WaVe Life Sciences, Ltd. (A)(C)	2,161	100,595
Yuhan Corp.	1,497	329,807
Zoetis, Inc.	41,662	3,487,109
Zogenix, Inc. (A)	6,127	260,704
		213,957,529
		848,486,640
Industrials – 12.0%
Aerospace and defense – 1.9%
AAR Corp.	5,784	258,487
Aerojet Rocketdyne Holdings, Inc. (A)	12,453	360,390
Aerovironment, Inc. (A)	3,780	218,711
Airbus SE	89,900	10,256,127
Arconic, Inc.	72,106	1,272,671
Aselsan Elektronik Sanayi Ve Ticaret AS	26,451	137,897
Astronics Corp. (A)	3,864	136,013
AviChina Industry & Technology
Company, Ltd., H Shares	367,300	244,150
Axon Enterprise, Inc. (A)(C)	9,378	597,191
BAE Systems PLC	449,498	3,815,725
Bombardier, Inc., Class B (A)	296,426	1,115,655
CAE, Inc.	39,610	834,297
Cobham PLC (A)	343,516	567,436
Cubic Corp.	4,560	317,148
Curtiss-Wright Corp.	16,554	2,106,497
Dassault Aviation SA (C)	379	731,980
Ducommun, Inc. (A)	1,920	64,819
Elbit Systems, Ltd.	1,289	154,524
Embraer SA	84,608	509,671
Engility Holdings, Inc. (A)	3,358	105,576
Esterline Technologies Corp. (A)	9,872	720,162
General Dynamics Corp.	45,836	9,245,580
Hanwha Aerospace Company, Ltd. (A)	3,794	116,256
Harris Corp.	20,203	3,039,945
Huntington Ingalls Industries, Inc.	8,039	1,777,182
KLX, Inc. (A)	18,909	1,396,051
Korea Aerospace Industries, Ltd. (A)	11,813	480,096
Kratos Defense & Security
Solutions, Inc. (A)(C)	15,605	174,620
L3 Technologies, Inc.	13,669	2,710,973
Leonardo SpA	62,525	636,988
Lockheed Martin Corp.	41,499	13,053,095
Meggitt PLC	110,578	721,799
Mercury Systems, Inc. (A)	8,464	312,576
Moog, Inc., Class A	5,723	466,596
MTU Aero Engines AG	3,237	610,520
National Presto Industries, Inc. (C)	871	98,336
Northrop Grumman Corp.	29,118	9,528,866
Orbital ATK, Inc.	11,352	1,517,989
Raytheon Company	48,280	10,114,660
Rockwell Collins, Inc.	27,740	3,814,527
Rolls-Royce Holdings PLC (A)	235,565	2,578,109
Safran SA	51,656	6,161,324
Singapore Technologies
Engineering, Ltd.	368,000	953,799
Sparton Corp. (A)	1,853	34,373
Teledyne Technologies, Inc. (A)	7,011	1,412,436
Thales SA	16,277	2,070,076
The Boeing Company	90,941	32,025,783
The KeyW Holding Corp. (A)(C)	9,312	87,998
TransDigm Group, Inc.	8,230	2,749,725
Triumph Group, Inc.	8,915	188,998
United Technologies Corp.	123,095	15,364,718
Vectrus, Inc. (A)	2,022	64,846
Wesco Aircraft Holdings, Inc. (A)	10,117	116,346
		148,150,313
Air freight and logistics – 0.7%
Air Transport Services Group, Inc. (A)	10,689	224,469
Atlas Air Worldwide Holdings, Inc. (A)	4,187	285,344
Bollore SA (C)	134,470	662,542
C.H. Robinson Worldwide, Inc.	35,045	3,048,915
Deutsche Post AG	61,847	2,345,664
Echo Global Logistics, Inc. (A)	4,801	133,468
Expeditors International of
Washington, Inc.	44,858	3,341,024
FedEx Corp.	62,102	15,470,850
Forward Air Corp.	5,319	315,523
Hub Group, Inc., Class A (A)	5,915	295,454
Hyundai Glovis Company, Ltd.	3,318	412,957
Radiant Logistics, Inc. (A)	8,116	32,870
Royal Mail PLC	124,296	836,371
United Parcel Service, Inc., Class B	173,345	20,128,821
Yamato Holdings Company, Ltd.	70,000	2,004,366
		49,538,638
Airlines – 0.5%
Air China, Ltd., H Shares	316,566	365,040
AirAsia Group BHD	225,546	173,952
Alaska Air Group, Inc.	31,276	1,901,894
Allegiant Travel Company	2,264	342,656
American Airlines Group, Inc.	106,016	4,615,937
ANA Holdings, Inc.	23,400	939,549
China Airlines, Ltd. (A)	325,000	109,844
China Southern Airlines Company, Ltd.,
H Shares	318,800	313,536
Delta Air Lines, Inc.	164,113	8,870,308
Deutsche Lufthansa AG	14,975	406,405
easyJet PLC	22,785	516,837
Eva Airways Corp.	253,653	127,914
Hawaiian Holdings, Inc.	9,145	338,365
International Consolidated Airlines
Group SA	39,953	363,091
Japan Airlines Company, Ltd.	23,600	912,620
JetBlue Airways Corp. (A)	63,214	1,194,112
Korean Air Lines Company, Ltd.	8,466	250,323
Latam Airlines Group SA	42,614	507,486
Ryanair Holdings PLC, ADR (A)	2,054	238,079
Singapore Airlines, Ltd.	128,240	1,076,811
SkyWest, Inc.	9,121	519,897

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Southwest Airlines Company	136,510	$6,972,931
Turk Hava Yollari AO (A)	76,225	280,450
United Continental Holdings, Inc. (A)	60,936	4,240,536
		35,578,573
Building products – 0.5%
AAON, Inc.	7,458	227,469
Advanced Drainage Systems, Inc.	6,423	186,267
Allegion PLC	15,636	1,195,059
American Woodmark Corp. (A)	2,523	260,121
AO Smith Corp.	24,301	1,532,664
Apogee Enterprises, Inc.	5,122	223,575
Armstrong Flooring, Inc. (A)	4,407	57,732
Asahi Glass Company, Ltd.	40,584	1,655,720
Assa Abloy AB, B Shares	143,331	3,081,382
Builders FirstSource, Inc. (A)	19,933	390,288
Caesarstone, Ltd. (C)	4,349	68,062
Cie de Saint-Gobain	77,457	3,878,766
Continental Building Products, Inc. (A)	6,730	203,583
CSW Industrials, Inc. (A)	2,643	128,450
Daikin Industries, Ltd.	50,500	5,811,276
Fortune Brands Home & Security, Inc.	25,153	1,412,844
Geberit AG	1,353	586,328
Gibraltar Industries, Inc. (A)	5,772	228,860
Griffon Corp.	5,365	121,786
Insteel Industries, Inc.	3,343	104,569
JELD-WEN Holding, Inc. (A)	12,176	333,257
Johnson Controls International PLC	151,550	5,086,018
KCC Corp.	1,040	332,290
Lennox International, Inc.	7,384	1,501,241
LIXIL Group Corp.	53,900	1,186,971
Masco Corp.	51,524	1,920,299
Masonite International Corp. (A)	5,125	338,763
NCI Building Systems, Inc. (A)	7,727	147,972
Patrick Industries, Inc. (A)	4,374	265,064
PGT Innovations, Inc. (A)	8,560	177,192
Quanex Building Products Corp.	6,447	108,310
Simpson Manufacturing Company, Inc.	7,318	463,303
TOTO, Ltd.	28,700	1,496,330
Trex Company, Inc. (A)	5,307	625,324
Universal Forest Products, Inc.	10,838	398,622
		35,735,757
Commercial services and supplies – 0.5%
ABM Industries, Inc.	10,130	288,300
ACCO Brands Corp.	19,069	245,990
Advanced Disposal Services, Inc. (A)	9,034	211,215
Babcock International Group PLC	36,370	402,381
Brady Corp., Class A	8,338	325,182
Brambles, Ltd.	219,038	1,491,637
Casella Waste Systems, Inc., Class A (A)	7,012	165,343
CECO Environmental Corp.	6,662	38,040
China Everbright International, Ltd.	425,300	633,393
Cimpress NV (A)	4,399	612,473
Cintas Corp.	13,408	2,443,608
Clean Harbors, Inc. (A)	10,091	534,823
Copart, Inc. (A)	39,639	2,173,406
Covanta Holding Corp.	20,995	342,219
Dai Nippon Printing Company, Ltd.	52,300	1,121,145
Deluxe Corp.	17,995	1,197,387
Edenred (C)	34,408	1,103,458
Ennis, Inc.	4,850	88,513
Essendant, Inc.	7,796	109,066
G4S PLC	222,071	795,715
Healthcare Services Group, Inc.	27,330	987,980
Heritage-Crystal Clean, Inc. (A)	2,823	57,307
Herman Miller, Inc.	22,479	736,187
HNI Corp.	16,350	606,749
Hudson Technologies, Inc. (A)(C)	7,762	17,076
InnerWorkings, Inc. (A)	8,915	78,363
Interface, Inc.	10,859	246,499
ISS A/S	10,796	369,282
KEPCO Plant Service & Engineering
Company, Ltd.	4,006	150,140
Kimball International, Inc., Class B	6,711	109,054
Knoll, Inc.	8,833	178,427
LSC Communications, Inc.	6,468	81,885
Matthews International Corp., Class A	5,686	312,730
McGrath RentCorp	4,176	271,774
Mobile Mini, Inc.	7,946	362,338
MSA Safety, Inc.	12,668	1,178,124
Multi-Color Corp.	2,481	172,181
Park24 Company, Ltd.	21,700	584,975
Pitney Bowes, Inc.	36,681	326,461
Quad/Graphics, Inc.	5,782	114,310
Republic Services, Inc.	34,690	2,339,147
Rollins, Inc.	18,863	938,812
RR Donnelley & Sons Company	13,390	83,554
S-1 Corp.	3,026	248,219
Secom Company, Ltd.	42,394	3,152,215
Securitas AB, B Shares (C)	44,418	715,613
Societe BIC SA (C)	4,359	423,645
Sohgo Security Services Company, Ltd.	14,500	661,364
SP Plus Corp. (A)	3,191	114,876
Steelcase, Inc., Class A	15,282	220,061
Stericycle, Inc. (A)	13,288	843,788
Team, Inc. (A)(C)	5,455	115,919
Tetra Tech, Inc.	10,024	550,819
The Brink’s Company	18,165	1,439,576
Toppan Printing Company, Ltd.	106,000	861,849
UniFirst Corp.	2,724	483,782
US Ecology, Inc.	3,959	239,915
Viad Corp.	3,612	191,075
VSE Corp.	1,620	80,044
Waste Management, Inc.	61,477	5,084,763
		40,054,172
Construction and engineering – 0.5%
ACS Actividades de Construccion y
Servicios SA	14,812	617,010
AECOM (A)	31,258	1,031,514
Aegion Corp. (A)	5,882	151,167
Ameresco, Inc., Class A (A)	3,688	44,072
Argan, Inc.	2,636	102,013
Boskalis Westminster (C)	8,813	242,762
Bouygues SA	33,331	1,539,108
China Communications
Construction Company, Ltd., H Shares	770,265	824,140
China Railway Construction Corp., Ltd.,
H Shares	352,300	397,987
China Railway Group, Ltd., H Shares	693,900	558,032
China State Construction International
Holdings, Ltd.	350,100	431,323
CIMIC Group, Ltd.	13,712	426,450
Comfort Systems USA, Inc.	6,584	308,460
Daelim Industrial Company, Ltd.	4,927	383,586
Daewoo Engineering & Construction
Company, Ltd. (A)	29,451	176,068
Dycom Industries, Inc. (A)	11,512	1,072,458
Eiffage SA	11,262	1,268,553
EMCOR Group, Inc.	21,943	1,666,132
Ferrovial SA	30,187	617,102

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
Fluor Corp.	22,682	$1,105,521
Gamuda BHD	282,400	237,359
Granite Construction, Inc.	14,963	850,946
Great Lakes Dredge & Dock Corp. (A)	11,301	56,788
GS Engineering & Construction Corp.	8,830	401,147
HC2 Holdings, Inc. (A)	8,509	52,330
HOCHTIEF AG	1,181	216,428
Hyundai Development Co-Engineering &
Construction (D)	7,987	343,798
Hyundai Engineering & Construction
Company, Ltd.	13,592	930,543
IES Holdings, Inc. (A)	1,718	30,323
IJM Corp. BHD	429,400	182,707
Jacobs Engineering Group, Inc.	20,151	1,305,785
JGC Corp.	42,000	872,922
Kajima Corp.	183,000	1,489,011
KBR, Inc.	52,819	972,926
Layne Christensen Company (A)	3,397	51,770
MasTec, Inc. (A)	11,942	557,094
MYR Group, Inc. (A)	3,006	117,354
Northwest Pipe Company (A)	1,888	39,742
NV5 Global, Inc. (A)	1,477	92,756
Obayashi Corp.	131,700	1,325,044
Orion Group Holdings, Inc. (A)	5,963	46,273
Primoris Services Corp.	7,039	183,507
Quanta Services, Inc. (A)	25,033	901,438
Shimizu Corp.	112,700	1,098,705
Skanska AB, B Shares	48,475	892,822
SNC-Lavalin Group, Inc. (C)	25,833	1,126,881
Sterling Construction Company, Inc. (A)	4,793	60,919
Taisei Corp.	41,100	2,251,833
Tutor Perini Corp. (A)	6,858	135,788
Valmont Industries, Inc.	4,457	651,391
Vinci SA	78,507	7,721,397
Waskita Karya Persero Tbk PT	626,700	104,220
		38,265,405
Electrical equipment – 0.8%
ABB, Ltd.	68,455	1,548,657
Acuity Brands, Inc.	6,971	824,321
Allied Motion Technologies, Inc.	1,246	60,257
AMETEK, Inc.	38,046	2,778,499
Atkore International Group, Inc. (A)	6,017	129,967
AZZ, Inc.	4,746	205,265
Babcock & Wilcox
Enterprises, Inc. (A)(C)	31,784	78,506
Doosan Heavy Industries & Construction
Company, Ltd. (A)	9,331	164,928
Eaton Corp. PLC	72,462	5,549,140
Emerson Electric Company	104,064	7,371,894
Encore Wire Corp.	3,654	176,854
Energous Corp. (A)	3,449	63,565
EnerSys	15,779	1,260,900
Fuji Electric Company, Ltd.	114,000	808,065
Generac Holdings, Inc. (A)	10,900	545,981
General Cable Corp. (C)	8,979	266,227
Hubbell, Inc.	10,744	1,157,021
Legrand SA (C)	40,973	3,089,774
LSI Industries, Inc.	5,537	30,454
Mabuchi Motor Company, Ltd.	9,800	452,642
Melrose Industries PLC	689,233	2,165,061
Mitsubishi Electric Corp.	391,018	5,541,414
Nidec Corp.	48,200	7,441,796
nVent Electric PLC (A)	31,989	866,262
OSRAM Licht AG	6,243	368,260
Plug Power, Inc. (A)(C)	43,076	80,552
Powell Industries, Inc.	1,802	60,926
Preformed Line Products Company	628	48,387
Prysmian SpA	31,700	887,011
Regal Beloit Corp.	8,703	691,453
Rockwell Automation, Inc.	20,953	3,675,366
Schneider Electric SE	86,279	7,458,379
Schneider Electric SE	1,474	126,010
Shanghai Electric Group Company, Ltd.,
H Shares (A)	547,436	208,729
Siemens Gamesa Renewable Energy SA	13,878	214,094
Sunrun, Inc. (A)(C)	15,459	187,054
Teco Electric & Machinery
Company, Ltd.	276,600	222,382
Thermon Group Holdings, Inc. (A)	5,934	136,838
TPI Composites, Inc. (A)	1,859	48,892
Vestas Wind Systems A/S	14,308	937,488
Vicor Corp. (A)	2,979	130,629
Zhuzhou CRRC Times Electric
Company, Ltd., H Shares	94,800	476,466
		58,536,366
Industrial conglomerates – 1.4%
3M Company	97,607	19,251,029
Aboitiz Equity Ventures, Inc.	317,370	349,263
Alfa SAB de CV, Class A	503,400	514,893
Alliance Global Group, Inc. (A)	589,700	149,105
BGF Company, Ltd.	127	1,334
Carlisle Companies, Inc.	12,136	1,303,285
CITIC, Ltd.	1,010,633	1,497,076
CJ Corp.	2,591	355,167
CK Hutchison Holdings, Ltd.	670,472	7,549,668
DCC PLC	12,611	1,207,889
DMCI Holdings, Inc.	605,100	124,226
Far Eastern New Century Corp.	435,133	413,462
Fosun International, Ltd.	447,900	976,558
General Electric Company	1,424,057	20,050,723
Grupo Carso SAB de CV, Series A1	75,900	237,541
HAP Seng Consolidated BHD	91,300	224,642
Honeywell International, Inc.	123,870	18,321,612
Jardine Matheson Holdings, Ltd.	54,232	3,371,800
Jardine Strategic Holdings, Ltd.	54,600	1,951,357
JG Summit Holdings, Inc.	451,900	490,584
Keihan Holdings Company, Ltd.	19,000	641,932
Keppel Corp., Ltd.	343,331	1,968,204
KOC Holding AS	104,696	322,957
LG Corp.	16,676	1,133,557
Lotte Corp. (A)	5,244	284,447
NWS Holdings, Ltd.	379,230	703,840
Raven Industries, Inc.	6,542	247,288
Roper Technologies, Inc.	16,844	4,645,407
Samsung C&T Corp.	13,204	1,534,102
Seibu Holdings, Inc.	44,500	730,061
Sembcorp Industries, Ltd.	240,500	524,699
Shanghai Industrial Holdings, Ltd.	84,170	223,084
Siemens AG	48,653	6,340,913
Sime Darby BHD	355,200	217,355
SK Holdings Company, Ltd.	5,522	1,414,482
SM Investments Corp.	37,535	619,622
Smiths Group PLC	55,311	1,292,489
The Bidvest Group, Ltd.	13,935	220,873
Toshiba Corp. (A)	1,317,000	3,695,386
Turkiye Sise ve Cam Fabrikalari AS	106,972	94,071
		105,195,983
Machinery – 2.2%
Actuant Corp., Class A	10,844	253,207

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
AGCO Corp.	12,968	$824,765
Airtac International Group	16,000	276,291
Alamo Group, Inc.	1,688	155,650
Albany International Corp., Class A	5,170	317,955
Alfa Laval AB	41,928	1,046,830
Alstom SA	23,886	1,130,005
Altra Industrial Motion Corp.	5,146	212,787
Amada Holdings Company, Ltd.	68,700	743,033
American Railcar Industries, Inc. (C)	1,455	59,175
ANDRITZ AG	10,330	515,288
Astec Industries, Inc.	3,896	227,955
Atlas Copco AB, A Shares	96,617	3,832,601
Atlas Copco AB, B Shares	56,133	2,029,525
Atlas Copco AB, Redemption A
Shares (A)	40,454	36,692
Atlas Copco AB, Redemption B
Shares (A)	23,869	21,630
Barnes Group, Inc.	9,024	536,206
Blue Bird Corp. (A)	2,126	39,863
Briggs & Stratton Corp.	7,638	140,921
Caterpillar, Inc.	97,980	14,884,142
Chart Industries, Inc. (A)	5,515	355,331
China Conch Venture Holdings, Ltd.	281,600	973,459
CIRCOR International, Inc.	3,069	147,711
CNH Industrial NV	158,449	1,851,855
Columbus McKinnon Corp.	4,070	168,620
Commercial Vehicle Group, Inc. (A)	5,094	40,395
Crane Company	9,958	827,609
CRRC Corp., Ltd., H Shares	720,700	640,895
Cummins, Inc.	25,711	3,660,989
Daifuku Company, Ltd.	19,900	1,024,243
Deere & Company	53,114	7,941,074
DMC Global, Inc.	2,510	112,574
Donaldson Company, Inc.	25,515	1,204,308
Doosan Bobcat, Inc.	6,355	199,566
Douglas Dynamics, Inc.	4,005	184,430
Dover Corp.	25,272	1,951,251
Energy Recovery, Inc. (A)(C)	6,622	55,029
EnPro Industries, Inc.	3,785	278,803
ESCO Technologies, Inc.	4,612	258,733
Evoqua Water Technologies Corp. (A)	8,987	173,359
FANUC Corp.	39,200	8,292,770
Federal Signal Corp.	10,534	251,657
Flowserve Corp.	21,256	878,723
Fortive Corp.	50,387	3,662,631
Franklin Electric Company, Inc.	8,377	387,436
FreightCar America, Inc.	2,644	45,265
GEA Group AG	11,464	421,411
Global Brass & Copper Holdings, Inc.	3,971	124,689
Graco, Inc.	33,280	1,510,912
Graham Corp.	2,054	52,398
Haitian International Holdings, Ltd.	110,700	314,165
Harsco Corp. (A)	14,551	356,500
Hillenbrand, Inc.	11,312	527,705
Hino Motors, Ltd.	52,600	586,941
Hitachi Construction Machinery
Company, Ltd.	21,900	802,342
Hiwin Technologies Corp.	29,005	410,028
Hoshizaki Corp.	11,000	1,103,142
Hurco Companies, Inc.	1,167	55,958
Hyster-Yale Materials Handling, Inc.	1,889	125,996
Hyundai Heavy Industries
Company, Ltd. (A)	6,357	671,114
Hyundai Robotics Company, Ltd. (A)	1,698	608,075
IDEX Corp.	15,033	2,084,776
IHI Corp.	30,800	1,152,622
Illinois Tool Works, Inc.	50,414	7,244,492
IMI PLC	38,603	594,605
Ingersoll-Rand PLC	41,054	3,593,867
ITT, Inc.	17,282	892,097
John Bean Technologies Corp.	5,610	495,363
JTEKT Corp.	45,600	661,002
Kadant, Inc.	1,910	186,321
Kawasaki Heavy Industries, Ltd.	30,400	917,932
Kennametal, Inc.	30,669	1,141,807
KION Group AG	4,425	359,370
Komatsu, Ltd.	186,900	6,098,099
Kone OYJ, Class B	64,781	3,204,952
Kubota Corp.	213,400	3,582,893
Kurita Water Industries, Ltd.	19,789	566,301
LB Foster Company, Class A (A)	1,724	39,997
Lincoln Electric Holdings, Inc.	12,119	1,085,862
Lindsay Corp.	1,867	183,750
Lydall, Inc. (A)	3,083	129,178
Makita Corp.	45,500	2,021,925
MAN SE	2,026	220,401
Meritor, Inc. (A)	15,095	313,221
Metso OYJ	21,345	738,713
Milacron Holdings Corp. (A)	12,105	238,590
Miller Industries, Inc.	2,187	58,284
MINEBEA MITSUMI, Inc.	78,200	1,475,758
MISUMI Group, Inc.	57,400	1,653,463
Mitsubishi Heavy Industries, Ltd.	64,540	2,434,618
Mueller Industries, Inc.	10,338	312,208
Mueller Water Products, Inc., Class A	27,910	332,408
Nabtesco Corp.	22,800	740,275
Navistar International Corp. (A)	8,996	336,810
NGK Insulators, Ltd.	53,200	966,404
NN, Inc.	5,054	109,166
Nordson Corp.	10,020	1,258,813
NSK, Ltd.	78,600	889,321
Omega Flex, Inc.	558	38,803
Oshkosh Corp.	14,642	1,065,206
PACCAR, Inc.	58,684	3,651,905
Parker-Hannifin Corp.	21,946	3,750,571
Park-Ohio Holdings Corp.	1,720	67,854
Pentair PLC	27,789	1,212,712
Proto Labs, Inc. (A)	4,421	533,173
RBC Bearings, Inc. (A)	4,193	527,102
REV Group, Inc.	5,748	97,486
Rexnord Corp. (A)	18,694	545,491
Samsung Heavy Industries
Company, Ltd. (A)	67,299	465,454
Sandvik AB	161,647	2,803,596
Schindler Holding AG	630	129,333
Schindler Holding AG,
Participation Certificates	1,597	337,734
SKF AB, B Shares	54,124	1,052,341
SMC Corp.	11,596	4,375,806
Snap-on, Inc.	9,405	1,390,247
Spartan Motors, Inc.	6,248	96,844
SPX Corp. (A)	7,512	257,361
SPX FLOW, Inc. (A)	7,456	324,858
Standex International Corp.	2,252	224,637
Stanley Black & Decker, Inc.	25,178	3,505,785
Sumitomo Heavy Industries, Ltd.	23,700	833,432
Sun Hydraulics Corp.	4,999	248,750
Tennant Company	3,142	247,590
Terex Corp.	15,113	598,173
The Eastern Company	1,237	37,790

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
The Gorman-Rupp Company	3,227	$107,685
The Greenbrier Companies, Inc.	4,949	245,965
The Manitowoc Company, Inc. (A)	5,798	141,993
The Timken Company	13,459	636,611
The Toro Company	21,057	1,221,306
The Weir Group PLC	34,196	992,893
THK Company, Ltd.	24,300	857,024
Titan International, Inc.	9,305	108,031
TriMas Corp. (A)	8,272	236,579
Trinity Industries, Inc.	29,669	1,023,284
Twin Disc, Inc. (A)	1,622	44,962
Volvo AB, B Shares	225,598	3,880,073
Wabash National Corp.	10,464	209,385
Wabtec Corp. (C)	16,796	1,637,778
Wartsila OYJ ABP	84,058	1,778,925
Watts Water Technologies, Inc., Class A	4,934	379,671
WEG SA	93,698	431,500
Weichai Power Company, Ltd., H Shares	340,680	453,936
Woodward, Inc.	20,389	1,544,875
Xylem, Inc.	29,721	2,092,358
Yangzijiang Shipbuilding Holdings, Ltd.	556,900	398,625
		165,683,770
Marine – 0.1%
A.P. Moller - Maersk A/S, Series A	235	329,781
A.P. Moller - Maersk A/S, Series B	448	667,975
Costamare, Inc.	9,361	68,242
Eagle Bulk Shipping, Inc. (A)	7,799	45,000
Evergreen Marine Corp. Taiwan, Ltd. (A)	264,760	130,431
Kirby Corp. (A)	10,551	956,976
Kuehne + Nagel International AG	1,808	272,964
Matson, Inc.	7,686	263,169
MISC BHD	220,700	325,445
Mitsui OSK Lines, Ltd.	23,200	610,971
Nippon Yusen KK	32,700	663,587
Pan Ocean Company, Ltd. (A)	37,870	176,998
Safe Bulkers, Inc. (A)	10,308	36,800
Scorpio Bulkers, Inc.	11,445	84,121
		4,632,460
Professional services – 0.5%
Acacia Research Corp. (A)	10,464	40,286
Adecco Group AG	6,214	373,145
ASGN, Inc. (A)	8,982	691,614
Barrett Business Services, Inc.	1,290	111,224
BG Staffing, Inc.	1,359	25,101
Bureau Veritas SA	40,388	1,001,978
CBIZ, Inc. (A)	9,133	188,596
CRA International, Inc.	1,419	76,768
Equifax, Inc.	18,448	2,102,334
Experian PLC	130,958	3,208,136
Exponent, Inc.	4,575	449,723
Forrester Research, Inc.	1,866	78,839
Franklin Covey Company (A)	1,891	53,043
FTI Consulting, Inc. (A)	6,753	418,618
GP Strategies Corp. (A)	2,520	48,510
Heidrick & Struggles International, Inc.	3,350	126,630
Hill International, Inc. (A)	7,184	39,871
Huron Consulting Group, Inc. (A)	3,990	161,595
ICF International, Inc.	3,163	223,466
IHS Markit, Ltd. (A)	55,265	2,723,459
Insperity, Inc.	6,504	598,368
Intertek Group PLC	22,860	1,657,949
Kelly Services, Inc., Class A	5,443	121,978
Kforce, Inc.	4,239	142,642
Korn/Ferry International	9,437	516,015
ManpowerGroup, Inc.	12,994	1,169,460
Mistras Group, Inc. (A)	3,228	62,139
Navigant Consulting, Inc. (A)	8,334	203,016
Nielsen Holdings PLC	51,425	1,551,492
Persol Holdings Company, Ltd.	35,600	760,379
Randstad NV	11,580	690,627
Recruit Holdings Company, Ltd.	222,800	6,174,172
RELX NV	94,667	2,064,123
RELX PLC	150,592	3,303,157
Resources Connection, Inc.	5,786	96,337
Robert Half International, Inc.	19,351	1,232,272
RPX Corp.	8,731	91,239
SEEK, Ltd.	46,611	709,399
SGS SA	195	505,145
Teleperformance	8,890	1,405,785
The Dun & Bradstreet Corp.	7,266	892,337
TriNet Group, Inc. (A)	7,450	399,618
TrueBlue, Inc. (A)	7,442	192,004
Verisk Analytics, Inc. (A)	23,841	2,532,868
WageWorks, Inc. (A)	7,253	344,155
Willdan Group, Inc. (A)	1,439	41,012
Wolters Kluwer NV	28,059	1,576,248
		41,176,872
Road and rail – 1.5%
ArcBest Corp.	4,685	222,303
Aurizon Holdings, Ltd.	282,545	916,858
Avis Budget Group, Inc. (A)	26,964	1,051,326
BTS Group Holdings PCL	216,600	65,677
BTS Group Holdings PCL	658,600	199,701
Canadian National Railway Company	104,111	8,691,976
Canadian Pacific Railway, Ltd.	20,325	3,919,060
Central Japan Railway Company	29,188	6,020,932
CJ Logistics Corp. (A)	1,427	197,485
ComfortDelGro Corp., Ltd.	511,200	935,867
Covenant Transportation Group, Inc.,
Class A (A)	2,179	65,544
CSX Corp.	223,716	14,463,239
Daseke, Inc. (A)	6,195	58,976
DSV A/S	12,538	1,041,183
East Japan Railway Company	66,300	6,544,146
Genesee & Wyoming, Inc., Class A (A)	12,165	950,208
Hankyu Hanshin Holdings, Inc.	49,000	2,015,723
Heartland Express, Inc.	8,635	161,302
Hertz Global Holdings, Inc. (A)(C)	9,857	148,742
J.B. Hunt Transport Services, Inc.	21,784	2,790,530
Kansas City Southern	26,068	2,793,186
Keikyu Corp.	47,100	791,660
Keio Corp.	23,120	1,071,459
Keisei Electric Railway Company, Ltd.	27,835	941,910
Kintetsu Group Holdings Company, Ltd.	36,100	1,507,873
Knight-Swift Transportation
Holdings, Inc.	47,675	1,939,419
Kyushu Railway Company	31,700	1,007,083
Landstar System, Inc.	8,249	935,437
Localiza Rent a Car SA	59,696	396,117
Marten Transport, Ltd.	7,020	160,056
MTR Corp., Ltd.	374,868	2,106,627
Nagoya Railroad Company, Ltd.	36,400	934,116
Nippon Express Company, Ltd.	16,180	1,212,645
Norfolk Southern Corp.	71,622	10,861,476
Odakyu Electric Railway Company, Ltd.	59,100	1,275,647
Old Dominion Freight Line, Inc.	13,429	2,094,387
Rumo SA (A)	138,400	512,814
Ryder System, Inc.	10,404	697,900
Saia, Inc. (A)	4,542	374,261

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Schneider National, Inc., Class B	7,348	$216,619
Tobu Railway Company, Ltd.	38,800	1,199,486
Tokyu Corp.	107,293	1,902,529
Union Pacific Corp.	198,359	28,317,731
Universal Logistics Holdings, Inc.	1,562	38,894
Werner Enterprises, Inc.	17,320	678,944
West Japan Railway Company	33,500	2,402,921
YRC Worldwide, Inc. (A)	6,033	64,674
		116,896,649
Trading companies and distributors – 0.7%
AerCap Holdings NV (A)	13,100	724,561
Aircastle, Ltd.	8,449	180,471
AKR Corporindo Tbk PT	250,200	88,412
Applied Industrial Technologies, Inc.	6,895	480,926
Ashtead Group PLC	71,006	2,194,573
Beacon Roofing Supply, Inc. (A)	12,261	513,736
BMC Stock Holdings, Inc. (A)	11,957	243,325
Brenntag AG	9,594	552,531
Bunzl PLC	46,765	1,422,230
CAI International, Inc. (A)	3,041	73,014
DXP Enterprises, Inc. (A)	2,910	113,548
Fastenal Company	47,300	2,517,779
Ferguson PLC	35,534	2,755,256
Finning International, Inc. (C)	25,112	624,604
Foundation Building Materials, Inc. (A)	2,744	42,120
GATX Corp. (C)	14,252	1,024,719
GMS, Inc. (A)	5,843	174,998
H&E Equipment Services, Inc.	5,712	197,464
Herc Holdings, Inc. (A)	4,408	240,897
Huttig Building Products, Inc. (A)	5,227	29,533
ITOCHU Corp.	303,137	5,672,228
Kaman Corp.	4,871	344,721
Lawson Products, Inc. (A)	1,467	35,281
Marubeni Corp.	334,000	2,590,973
Mitsubishi Corp.	305,600	8,470,161
Mitsui & Company, Ltd.	345,700	6,066,566
MRC Global, Inc. (A)	16,200	334,530
MSC Industrial Direct Company, Inc.,
Class A	8,848	812,512
Nexeo Solutions, Inc. (A)	4,822	46,677
NOW, Inc. (A)	40,834	574,126
Posco Daewoo Corp.	6,578	139,473
Rexel SA	47,032	691,893
Rush Enterprises, Inc., Class A (A)	5,098	219,367
Rush Enterprises, Inc., Class B (A)	1,367	57,906
SiteOne Landscape Supply, Inc. (A)	6,092	460,860
SK Networks Company, Ltd.	25,916	119,234
Sumitomo Corp.	240,355	4,017,520
Textainer Group Holdings, Ltd. (A)	5,095	86,360
Titan Machinery, Inc. (A)	3,611	65,323
Toyota Tsusho Corp.	43,393	1,490,951
Travis Perkins PLC	35,675	637,383
Triton International, Ltd.	8,526	296,790
United Rentals, Inc. (A)	13,915	2,220,417
Veritiv Corp. (A)	2,142	71,222
W.W. Grainger, Inc.	8,385	2,590,881
Watsco, Inc.	6,287	1,156,934
		53,464,986
Transportation infrastructure – 0.2%
Aena SME SA (B)	4,143	797,779
Aeroports de Paris	4,553	949,944
Airports of Thailand PCL	614,700	1,316,952
Airports of Thailand PCL	33,400	71,557
Atlantia SpA	70,262	2,036,884
Auckland International Airport, Ltd.	122,157	563,349
Bangkok Expressway & Metro PCL	973,000	249,592
Bangkok Expressway & Metro PCL	161,800	41,505
Beijing Capital International Airport
Company, Ltd., H Shares	292,711	430,876
CCR SA	155,715	430,663
China Merchants Port Holdings
Company, Ltd.	226,231	513,571
COSCO SHIPPING Ports, Ltd.	307,308	295,370
Fraport AG Frankfurt Airport
Services Worldwide	2,540	237,649
Getlink	71,557	969,102
Grupo Aeroportuario del Pacifico SAB
de CV, B Shares	59,100	504,040
Grupo Aeroportuario del Sureste SAB de
CV, B Shares	34,400	545,874
Hutchison Port Holdings Trust	1,261,400	345,800
International Container Terminal
Services, Inc.	72,850	117,073
Japan Airport Terminal Company, Ltd.	9,000	413,763
Jasa Marga Persero Tbk PT	297,954	95,392
Jiangsu Expressway Company, Ltd.,
H Shares	209,155	314,246
Kamigumi Company, Ltd.	23,500	512,025
Malaysia Airports Holdings BHD	122,322	256,199
Promotora y Operadora de
Infraestructura SAB de CV (A)	37,510	336,759
SATS, Ltd.	156,700	601,340
Sydney Airport	154,350	848,440
Taiwan High Speed Rail Corp.	229,632	177,122
TAV Havalimanlari Holding AS	22,355	108,480
Transurban Group	308,542	2,763,392
Westports Holdings BHD	146,400	127,286
Zhejiang Expressway Company, Ltd.,
H Shares	247,882	247,185
		17,219,209
		910,129,153
Information technology – 20.0%
Communications equipment – 0.7%
Acacia Communications, Inc. (A)(C)	3,540	114,484
ADTRAN, Inc.	8,881	123,890
Aerohive Networks, Inc. (A)	6,733	26,999
Applied Optoelectronics, Inc. (A)(C)	3,443	161,029
ARRIS International PLC (A)	34,192	864,374
BYD Electronic International
Company, Ltd.	121,300	191,440
CalAmp Corp. (A)	6,298	133,644
Calix, Inc. (A)	8,519	57,929
Casa Systems, Inc. (A)(C)	1,344	25,818
Ciena Corp. (A)	54,103	1,247,074
Cisco Systems, Inc.	717,528	30,645,621
Clearfield, Inc. (A)(C)	2,638	28,490
Comtech Telecommunications Corp.	4,141	129,613
Digi International, Inc. (A)	5,298	61,987
EMCORE Corp. (A)	5,568	28,397
Extreme Networks, Inc. (A)	20,618	177,521
F5 Networks, Inc. (A)	9,332	1,615,463
Finisar Corp. (A)(C)	20,672	335,093
Harmonic, Inc. (A)	15,684	60,383
Infinera Corp. (A)	26,755	235,444
InterDigital, Inc.	13,052	1,029,150
Juniper Networks, Inc.	50,773	1,352,593
KVH Industries, Inc. (A)	2,962	32,730
Lumentum Holdings, Inc. (A)(C)	24,013	1,410,764

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Motorola Solutions, Inc.	23,930	$2,568,646
NETGEAR, Inc. (A)	5,671	342,812
NetScout Systems, Inc. (A)	32,487	877,149
Nokia OYJ	1,114,463	6,408,116
Oclaro, Inc. (A)	30,338	259,693
Plantronics, Inc.	12,435	905,890
Quantenna Communications, Inc. (A)	4,342	69,472
Ribbon Communications, Inc. (A)	9,381	56,849
Telefonaktiebolaget LM Ericsson,
B Shares	439,021	3,186,903
Ubiquiti Networks, Inc. (A)(C)	4,029	332,755
ViaSat, Inc. (A)(C)	20,556	1,287,011
Viavi Solutions, Inc. (A)	41,360	393,334
ZTE Corp., H Shares	108,915	263,844
		57,042,404
Electronic equipment, instruments and components – 1.4%
AAC Technologies Holdings, Inc.	127,300	1,889,602
Alps Electric Company, Ltd.	40,400	951,534
Amphenol Corp., Class A	45,514	3,956,532
Anixter International, Inc. (A)	5,276	323,155
Arrow Electronics, Inc. (A)	17,226	1,276,791
AU Optronics Corp.	1,195,851	523,826
Avnet, Inc.	23,554	897,878
AVX Corp.	8,439	129,032
Badger Meter, Inc.	4,994	218,488
Bel Fuse, Inc., Class B	1,984	38,291
Belden, Inc.	15,815	873,937
Benchmark Electronics, Inc.	9,036	250,297
Cognex Corp.	34,085	1,558,025
Coherent, Inc. (A)	4,874	814,202
Control4 Corp. (A)	4,629	114,753
Corning, Inc.	129,340	3,514,168
CTS Corp.	5,741	186,583
Daktronics, Inc.	7,061	56,559
Delta Electronics Thailand PCL	116,200	233,605
Delta Electronics, Inc.	270,898	1,002,293
Electro Scientific Industries, Inc. (A)	5,831	114,404
ePlus, Inc. (A)	2,331	212,004
Fabrinet (A)	6,562	230,523
FARO Technologies, Inc. (A)	3,060	164,169
Fitbit, Inc., Class A (A)	35,768	194,220
FLIR Systems, Inc.	22,346	1,204,449
General Interface Solution Holding, Ltd.	22,000	140,311
Hamamatsu Photonics KK	28,800	1,246,277
Hexagon AB, B Shares	36,962	2,085,767
Hirose Electric Company, Ltd.	6,430	834,585
Hitachi High-Technologies Corp.	13,900	630,945
Hitachi, Ltd.	978,000	7,120,587
Hon Hai Precision Industry
Company, Ltd.	2,160,216	6,163,197
II-VI, Inc. (A)	10,801	474,704
Ingenico Group SA (C)	9,146	732,435
Innolux Corp.	1,236,300	477,155
Insight Enterprises, Inc. (A)	6,440	302,036
IPG Photonics Corp. (A)	5,719	1,379,823
Itron, Inc. (A)	6,150	351,165
Jabil, Inc.	34,406	973,002
KCE Electronics PCL	28,000	28,070
KEMET Corp. (A)	10,004	199,880
Keyence Corp.	19,703	12,034,686
Keysight Technologies, Inc. (A)	37,315	2,191,883
Kimball Electronics, Inc. (A)	4,885	91,350
Kingboard Chemical Holdings, Ltd.	111,700	441,904
Knowles Corp. (A)	16,154	234,233
Kyocera Corp.	64,900	3,829,971
Largan Precision Company, Ltd.	13,590	1,862,768
LG Display Company, Ltd.	40,628	836,097
LG Innotek Company, Ltd.	2,533	336,131
Littelfuse, Inc.	9,203	1,997,511
Maxwell Technologies, Inc. (A)(C)	7,362	37,914
Mesa Laboratories, Inc. (C)	601	95,607
Methode Electronics, Inc.	6,453	259,088
MTS Systems Corp.	3,238	169,671
Murata Manufacturing Company, Ltd.	38,799	5,742,729
Napco Security Technologies, Inc. (A)	2,478	29,364
National Instruments Corp.	21,131	879,472
Nippon Electric Glass Company, Ltd.	17,200	464,790
Novanta, Inc. (A)	5,724	371,201
Omron Corp.	39,267	2,052,346
OSI Systems, Inc. (A)	3,222	220,965
Park Electrochemical Corp.	3,550	73,379
PC Connection, Inc.	2,249	66,548
Plexus Corp. (A)	6,053	351,982
Rogers Corp. (A)	3,255	370,940
Samsung Electro-Mechanics
Company, Ltd.	9,744	1,206,299
Samsung SDI Company, Ltd.	9,544	1,770,015
Sanmina Corp. (A)	12,795	368,496
ScanSource, Inc. (A)	4,538	177,663
Shimadzu Corp.	50,900	1,399,296
Sunny Optical Technology Group
Company, Ltd.	123,850	2,483,446
SYNNEX Corp.	10,971	1,171,922
Synnex Technology International Corp.	187,544	299,773
Systemax, Inc.	1,918	63,332
TDK Corp.	26,200	2,341,182
TE Connectivity, Ltd.	52,402	4,877,578
Tech Data Corp. (A)	13,152	1,141,725
Trimble, Inc. (A)	48,757	1,611,906
TTM Technologies, Inc. (A)	16,828	303,409
VeriFone Systems, Inc. (A)	41,594	945,848
Vishay Intertechnology, Inc.	49,731	1,054,297
Vishay Precision Group, Inc. (A)	1,883	70,707
WPG Holdings, Ltd.	240,000	347,546
Yageo Corp.	29,000	922,768
Yaskawa Electric Corp.	51,700	2,072,710
Yokogawa Electric Corp.	46,300	841,698
Zebra Technologies Corp., Class A (A)	10,458	1,605,408
Zhen Ding Technology Holding, Ltd.	59,817	134,839
		106,323,652
Internet software and services – 6.0%
2U, Inc. (A)	8,607	815,944
58.com, Inc., ADR (A)	15,900	1,291,398
Akamai Technologies, Inc. (A)	45,883	3,458,661
Alarm.com Holdings, Inc. (A)	3,752	166,701
Alibaba Group Holding, Ltd., ADR (A)	200,656	39,731,895
Alphabet, Inc., Class A (A)	80,415	88,456,500
Alphabet, Inc., Class C (A)	81,960	88,925,780
Alteryx, Inc., Class A (A)(C)	4,165	141,693
Amber Road, Inc. (A)	4,261	38,519
Appfolio, Inc., Class A (A)	1,725	102,120
Apptio, Inc., Class A (A)	4,098	135,357
Auto Trader Group PLC (B)	130,892	612,945
Autohome, Inc., ADR (C)	9,200	1,037,024
Baidu, Inc., ADR (A)	47,900	11,618,624
Benefitfocus, Inc. (A)	2,960	99,308
Blucora, Inc. (A)	7,867	298,553
Box, Inc., Class A (A)	14,614	375,288
Brightcove, Inc. (A)	6,741	69,095

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Carbonite, Inc. (A)	4,533	$175,880
Care.com, Inc. (A)	2,590	53,717
Cars.com, Inc. (A)(C)	27,009	693,591
ChannelAdvisor Corp. (A)	4,847	71,736
Cloudera, Inc. (A)	18,041	292,625
Cornerstone OnDemand, Inc. (A)	9,594	474,711
Coupa Software, Inc. (A)	5,827	311,045
DeNA Company, Ltd.	21,700	416,271
eBay, Inc. (A)	253,675	9,568,621
Endurance International Group
Holdings, Inc. (A)(C)	10,495	93,930
Envestnet, Inc. (A)	7,849	415,212
Etsy, Inc. (A)	21,730	702,748
Facebook, Inc., Class A (A)	645,306	123,756,785
Five9, Inc. (A)	9,592	334,665
Gogo, Inc. (A)(C)	11,076	56,820
GrubHub, Inc. (A)(C)	15,451	1,656,502
GTT Communications, Inc. (A)	5,565	261,555
Hortonworks, Inc. (A)	9,401	167,150
Instructure, Inc. (A)	3,925	168,775
Internap Corp. (A)	4,043	43,826
j2 Global, Inc.	17,999	1,519,836
Kakaku.com, Inc.	28,200	610,883
Kakao Corp.	7,931	758,839
Limelight Networks, Inc. (A)	17,326	84,897
Liquidity Services, Inc. (A)	5,445	30,764
LivePerson, Inc. (A)	9,912	191,797
LogMeIn, Inc.	10,297	1,111,046
MINDBODY, Inc., Class A (A)	7,726	304,404
Mixi, Inc.	9,200	287,549
Momo, Inc., ADR (A)	18,700	858,704
NAVER Corp.	4,856	3,009,294
NetEase, Inc., ADR	13,804	3,151,729
New Relic, Inc. (A)	5,486	557,323
NIC, Inc.	11,764	180,577
Nutanix, Inc., Class A (A)	19,725	1,054,301
Okta, Inc. (A)	3,455	194,206
OneMarket, Ltd. (A)	13,636	15,778
Q2 Holdings, Inc. (A)	5,757	329,013
QuinStreet, Inc. (A)	6,709	91,980
Quotient Technology, Inc. (A)	13,764	184,438
REA Group, Ltd.	7,188	464,601
Reis, Inc.	1,919	41,450
SendGrid, Inc. (A)	1,638	43,473
Shopify, Inc., Class A (A)	12,073	1,790,838
Shutterstock, Inc. (A)	3,437	162,879
SINA Corp. (A)	9,900	899,118
SPS Commerce, Inc. (A)	3,024	225,076
Stamps.com, Inc. (A)	2,924	733,339
TechTarget, Inc. (A)	3,665	98,369
Tencent Holdings, Ltd.	992,312	50,659,629
The Meet Group, Inc. (A)	14,063	51,330
The Trade Desk, Inc., Class A (A)	4,400	376,332
TrueCar, Inc. (A)	12,936	126,902
Tucows, Inc., Class A (A)(C)	1,664	104,250
Twilio, Inc., Class A (A)	11,181	603,439
United Internet AG	7,538	480,152
VeriSign, Inc. (A)	25,870	3,374,483
Web.com Group, Inc. (A)	6,998	136,811
Weibo Corp., ADR (A)	8,100	825,471
XO Group, Inc. (A)	4,560	148,018
Yahoo Japan Corp. (C)	284,707	1,031,867
Yelp, Inc. (A)	14,398	616,954
Yext, Inc. (A)	4,315	66,408
YY, Inc., ADR (A)	7,600	885,628
		455,565,745
IT services – 1.1%
Accenture PLC, Class A	24,322	3,787,908
Acxiom Corp. (A)	29,918	876,298
Alliance Data Systems Corp.	1,888	398,028
Amadeus IT Group SA	26,966	2,141,230
Atos SE (C)	14,589	1,980,563
Automatic Data Processing, Inc.	17,554	2,282,371
Blackhawk Network Holdings, Inc. (A)	9,780	440,100
Broadridge Financial Solutions, Inc.	22,912	2,645,190
CACI International, Inc., Class A (A)	4,375	729,094
Capgemini SE	24,802	3,270,928
Cardtronics PLC, Class A (A)	8,315	213,363
Cass Information Systems, Inc.	2,193	136,339
CGI Group, Inc., Class A (A)	36,259	2,229,064
Cielo SA	153,024	695,877
Cognizant Technology Solutions Corp.,
Class A	23,328	1,757,765
Computershare, Ltd.	64,665	844,292
Convergys Corp.	34,556	816,904
CoreLogic, Inc. (A)	15,969	837,255
CSG Systems International, Inc.	6,013	248,818
DXC Technology Company	11,359	1,046,277
EPAM Systems, Inc. (A)	8,930	1,099,997
Everi Holdings, Inc. (A)	11,991	89,813
EVERTEC, Inc.	10,840	236,312
ExlService Holdings, Inc. (A)	5,899	334,414
Fidelity National Information
Services, Inc.	13,108	1,339,900
Fiserv, Inc. (A)	16,576	1,203,418
Fujitsu, Ltd.	396,000	2,414,632
Gartner, Inc. (A)	3,612	479,457
Global Payments, Inc.	6,258	695,639
IBM Corp.	33,639	4,753,527
Information Services Group, Inc. (A)	6,735	27,142
Jack Henry & Associates, Inc.	15,175	1,897,786
Leidos Holdings, Inc.	27,961	1,679,338
ManTech International Corp., Class A	4,566	246,153
Mastercard, Inc., Class A	36,429	6,925,881
MAXIMUS, Inc.	24,323	1,481,271
MoneyGram International, Inc. (A)	5,837	38,699
Nomura Research Institute, Ltd.	26,700	1,338,255
NTT Data Corp.	127,600	1,424,961
Obic Company, Ltd.	13,000	1,118,948
Otsuka Corp.	20,800	857,397
Paychex, Inc.	12,707	833,325
PayPal Holdings, Inc. (A)	44,705	3,668,939
Perficient, Inc. (A)	6,177	161,281
Presidio, Inc. (A)	5,856	78,353
Sabre Corp.	40,960	1,003,930
Samsung SDS Company, Ltd.	6,049	1,177,868
Science Applications International Corp.	16,074	1,421,745
ServiceSource International, Inc. (A)	15,365	64,379
Sykes Enterprises, Inc. (A)	7,074	199,133
Syntel, Inc. (A)	5,952	187,488
Teradata Corp. (A)	23,959	955,245
The Hackett Group, Inc.	4,560	73,416
The Western Union Company	17,700	352,053
Total System Services, Inc.	6,606	562,765
Travelport Worldwide, Ltd.	22,257	390,388
TravelSky Technology, Ltd., H Shares	160,800	467,200
TTEC Holdings, Inc.	2,559	90,333
Unisys Corp. (A)(C)	9,142	110,161
Virtusa Corp. (A)	4,876	236,730

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
Visa, Inc., Class A	71,116	$9,296,284
WEX, Inc. (A)	7,860	1,381,867
Wirecard AG	7,359	1,132,027
Worldpay, Inc., Class A (A)	308	23,385
		80,928,899
Semiconductors and semiconductor equipment – 3.2%
Advanced Energy Industries, Inc. (A)	7,173	470,047
Advanced Micro Devices, Inc. (A)(C)	126,513	1,737,023
Alpha & Omega Semiconductor, Ltd. (A)	3,776	58,641
Ambarella, Inc. (A)	5,851	285,880
Amkor Technology, Inc. (A)	18,597	169,233
Analog Devices, Inc.	56,709	5,510,981
Applied Materials, Inc.	161,201	8,185,787
ASE Industrial Holding Company, Ltd.	484,422	1,228,779
ASM Pacific Technology, Ltd.	77,200	1,007,098
ASML Holding NV	37,881	7,436,102
Axcelis Technologies, Inc. (A)	5,555	118,044
AXT, Inc. (A)	7,479	54,223
Broadcom, Inc.	62,917	15,859,488
Brooks Automation, Inc.	12,570	410,788
Cabot Microelectronics Corp.	4,530	512,660
CEVA, Inc. (A)	3,980	134,126
Cirrus Logic, Inc. (A)	23,979	898,733
Cohu, Inc.	5,016	120,484
Cree, Inc. (A)	36,808	1,715,989
Cypress Semiconductor Corp.	69,714	1,147,492
Diodes, Inc. (A)	7,058	241,666
Disco Corp.	5,700	1,069,323
DSP Group, Inc. (A)	4,445	56,896
Entegris, Inc.	25,563	897,261
First Solar, Inc. (A)	16,004	1,082,030
FormFactor, Inc. (A)	13,091	177,383
GCL-Poly Energy Holdings, Ltd. (A)	2,251,500	245,062
Globalwafers Company, Ltd.	30,000	591,677
Hanergy Thin Film Power
Group, Ltd. (A)(D)	1,136,000	31,140
Ichor Holdings, Ltd. (A)	3,388	84,293
Impinj, Inc. (A)(C)	3,449	61,737
Infineon Technologies AG	72,432	1,990,716
Inphi Corp. (A)(C)	7,645	258,248
Integrated Device Technology, Inc. (A)	50,115	1,665,823
Intel Corp.	717,823	39,623,830
KLA-Tencor Corp.	24,035	2,721,483
Kopin Corp. (A)	12,865	45,413
Lam Research Corp.	24,984	4,951,329
Lattice Semiconductor Corp. (A)	22,548	129,651
MACOM Technology Solutions
Holdings, Inc. (A)(C)	7,397	166,802
Macronix International (A)	244,000	401,371
MaxLinear, Inc. (A)	11,099	203,667
MediaTek, Inc.	207,752	2,148,249
Microchip Technology, Inc. (C)	35,878	3,493,800
Micron Technology, Inc. (A)	177,395	10,216,178
MKS Instruments, Inc.	20,390	2,287,758
Monolithic Power Systems, Inc.	14,762	1,945,779
Nanometrics, Inc. (A)	4,518	189,620
Nanya Technology Corp.	143,196	473,075
NeoPhotonics Corp. (A)(C)	6,579	42,895
Novatek Microelectronics Corp.	75,900	341,845
NVE Corp.	888	98,168
NVIDIA Corp.	92,807	23,404,997
NXP Semiconductors NV (A)	33,100	3,773,400
PDF Solutions, Inc. (A)	5,406	68,332
Phison Electronics Corp.	20,884	191,089
Photronics, Inc. (A)	12,638	109,951
Power Integrations, Inc.	5,177	389,052
Powertech Technology, Inc.	101,199	300,713
Qorvo, Inc. (A)	19,383	1,555,486
QUALCOMM, Inc.	226,992	13,192,775
Rambus, Inc. (A)	19,500	262,470
Realtek Semiconductor Corp.	65,584	249,682
Renesas Electronics Corp. (A)	166,800	1,649,763
Rohm Company, Ltd.	19,200	1,768,005
Rudolph Technologies, Inc. (A)	5,634	188,739
Semiconductor Manufacturing
International Corp. (A)(C)	510,799	663,940
Semtech Corp. (A)	11,804	571,314
Sigma Designs, Inc. (A)	7,600	47,120
Silicon Laboratories, Inc. (A)	15,925	1,681,680
SK Hynix, Inc.	100,764	8,712,929
Skyworks Solutions, Inc.	28,002	2,761,277
SMART Global Holdings, Inc. (A)	1,652	73,564
STMicroelectronics NV	98,698	2,353,341
SUMCO Corp.	47,500	1,146,805
SunPower Corp. (A)(C)	11,026	92,508
Synaptics, Inc. (A)(C)	13,031	547,823
Taiwan Semiconductor
Manufacturing Company, Ltd.	3,405,915	25,430,255
Teradyne, Inc.	38,380	1,454,986
Texas Instruments, Inc.	150,899	16,887,107
Tokyo Electron, Ltd.	31,815	5,937,026
Ultra Clean Holdings, Inc. (A)	6,822	120,204
United Microelectronics Corp.	1,657,774	920,055
Vanguard International
Semiconductor Corp.	130,302	282,778
Veeco Instruments, Inc. (A)	8,713	148,557
Versum Materials, Inc.	21,396	855,198
Win Semiconductors Corp.	47,000	379,059
Winbond Electronics Corp.	391,000	260,640
Xcerra Corp. (A)	9,867	135,869
Xilinx, Inc.	39,135	2,665,485
Xperi Corp.	8,949	176,743
		246,406,483
Software – 4.6%
8x8, Inc. (A)	16,130	301,631
A10 Networks, Inc. (A)	9,795	62,982
ACI Worldwide, Inc. (A)	43,799	1,057,746
Activision Blizzard, Inc.	152,835	10,837,530
Adobe Systems, Inc. (A)	99,049	24,690,935
Agilysys, Inc. (A)	3,007	42,760
American Software, Inc., Class A	5,430	71,513
ANSYS, Inc. (A)	16,977	2,763,856
Aspen Technology, Inc. (A)	13,130	1,224,504
Autodesk, Inc. (A)	44,393	5,731,136
Blackbaud, Inc.	17,991	1,753,583
BlackBerry, Ltd. (A)	71,184	842,723
Blackline, Inc. (A)	5,051	210,223
Bottomline Technologies, Inc. (A)	7,099	337,628
CA, Inc.	62,917	2,248,654
Cadence Design Systems, Inc. (A)	57,229	2,429,371
CD Projekt SA (A)	5,079	201,908
CDK Global, Inc.	24,842	1,598,583
Check Point Software
Technologies, Ltd. (A)	7,700	749,672
Citrix Systems, Inc. (A)	26,041	2,750,450
CommVault Systems, Inc. (A)	15,202	1,039,057
Constellation Software, Inc.	2,833	2,231,310
Dassault Systemes SE	19,919	2,796,295
Digimarc Corp. (A)(C)	1,957	57,242
Ebix, Inc. (C)	4,333	323,242

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Electronic Arts, Inc. (A)	61,828	$8,093,903
Ellie Mae, Inc. (A)	6,078	646,031
Everbridge, Inc. (A)	3,058	140,882
Fair Isaac Corp. (A)	11,233	2,067,209
ForeScout Technologies, Inc. (A)	1,105	33,238
Fortinet, Inc. (A)	28,379	1,736,227
Glu Mobile, Inc. (A)	19,415	109,501
HubSpot, Inc. (A)	6,272	760,166
Imperva, Inc. (A)	6,199	300,652
Intuit, Inc.	49,028	9,884,045
Kingsoft Corp., Ltd.	136,400	428,324
Konami Holdings Corp.	18,800	880,699
LINE Corp. (A)	8,900	324,101
Manhattan Associates, Inc. (A)	13,347	580,861
Micro Focus International PLC	60,785	1,076,898
Microsoft Corp.	1,551,087	153,309,439
MicroStrategy, Inc., Class A (A)	1,752	227,007
Mitek Systems, Inc. (A)	6,292	54,426
MobileIron, Inc. (A)	11,662	50,147
Model N, Inc. (A)	4,365	77,915
Monotype Imaging Holdings, Inc.	7,523	162,497
NCSoft Corp.	3,048	995,715
Netmarble Corp. (B)	4,477	648,718
Nexon Company, Ltd. (A)	80,300	1,324,765
Nice, Ltd. (A)	3,499	369,231
Nintendo Company, Ltd.	22,939	9,389,758
Open Text Corp. (C)	38,140	1,330,458
Oracle Corp.	608,488	28,428,559
Oracle Corp. Japan	7,700	584,319
Paycom Software, Inc. (A)(C)	8,837	932,038
Paylocity Holding Corp. (A)	4,805	287,099
Pegasystems, Inc.	6,582	407,097
Progress Software Corp.	8,293	314,139
Proofpoint, Inc. (A)	7,847	917,236
PROS Holdings, Inc. (A)	4,796	169,491
PTC, Inc. (A)	22,838	1,969,549
QAD, Inc., Class A	1,776	92,086
Qualys, Inc. (A)	5,771	444,078
Rapid7, Inc. (A)	5,053	160,029
RealPage, Inc. (A)	10,559	620,341
Red Hat, Inc. (A)	35,677	5,794,658
RingCentral, Inc., Class A (A)	11,668	883,851
Rosetta Stone, Inc. (A)	3,467	56,235
SailPoint Technologies Holding, Inc. (A)	3,768	98,307
salesforce.com, Inc. (A)	139,390	18,027,309
SAP SE	62,383	7,027,268
Symantec Corp.	125,054	2,598,622
Synchronoss Technologies, Inc. (A)	8,206	47,020
Synopsys, Inc. (A)	30,074	2,648,617
Take-Two Interactive Software, Inc. (A)	23,058	2,584,341
Telenav, Inc. (A)	6,505	34,802
The Sage Group PLC	150,430	1,322,382
The Ultimate Software Group, Inc. (A)	5,704	1,495,304
TiVo Corp.	21,675	312,120
Trend Micro, Inc.	24,000	1,356,861
Tyler Technologies, Inc. (A)	6,923	1,603,505
Ubisoft Entertainment SA (A)	12,051	1,309,326
Upland Software, Inc. (A)	1,568	56,103
Varonis Systems, Inc. (A)	3,560	276,434
VASCO Data Security
International, Inc. (A)	5,617	121,608
Verint Systems, Inc. (A)	11,478	484,372
VirnetX Holding Corp. (A)(C)	10,961	35,075
Workiva, Inc. (A)	4,677	121,602
Zendesk, Inc. (A)	17,941	1,002,722
Zix Corp. (A)	11,261	60,922
		346,042,774
Technology hardware, storage and peripherals – 3.0%
3D Systems Corp. (A)(C)	19,993	247,113
Acer, Inc. (A)	390,008	318,678
Advantech Company, Ltd.	46,764	315,686
Apple, Inc.	755,573	141,193,845
Asustek Computer, Inc.	97,354	879,899
Avid Technology, Inc. (A)	7,047	35,940
Brother Industries, Ltd.	47,700	993,724
Canon, Inc.	215,996	7,365,347
Catcher Technology Company, Ltd.	91,475	1,060,412
Chicony Electronics Company, Ltd.	73,716	173,697
Compal Electronics, Inc.	571,148	374,292
Cray, Inc. (A)	7,301	181,795
Diebold Nixdorf, Inc. (C)	13,908	159,942
Electronics For Imaging, Inc. (A)	8,404	280,946
Foxconn Technology Company, Ltd.	124,180	305,074
FUJIFILM Holdings Corp.	83,315	3,188,151
Hewlett Packard Enterprise Company	233,762	3,562,533
HP, Inc.	243,409	5,362,300
HTC Corp. (A)	90,900	177,539
Immersion Corp. (A)	5,381	81,630
Inventec Corp.	329,495	265,612
Konica Minolta, Inc.	96,900	881,478
Lenovo Group, Ltd.	1,248,564	659,293
Lite-On Technology Corp.	287,018	374,219
Meitu, Inc. (A)(B)	222,800	234,831
Micro-Star International Company, Ltd.	92,300	381,584
NCR Corp. (A)	23,252	699,885
NEC Corp.	52,700	1,481,490
NetApp, Inc.	39,819	2,720,434
Pegatron Corp.	273,500	575,748
Pure Storage, Inc., Class A (A)	17,497	375,486
Quanta Computer, Inc.	377,000	665,347
Ricoh Company, Ltd.	143,500	1,295,066
Samsung Electronics Company, Ltd.	836,609	39,285,129
Seagate Technology PLC	42,619	2,401,581
Seiko Epson Corp.	56,469	986,494
Stratasys, Ltd. (A)(C)	9,312	173,203
Super Micro Computer, Inc. (A)	7,012	168,989
USA Technologies, Inc. (A)	8,872	119,328
Western Digital Corp.	44,258	3,695,986
Wistron Corp.	385,984	289,144
Xerox Corp.	32,253	876,637
		224,865,507
		1,517,175,464
Materials – 3.9%
Chemicals – 1.7%
A. Schulman, Inc.	5,113	223,694
Advanced Emissions Solutions, Inc. (C)	3,671	40,711
AdvanSix, Inc. (A)	5,353	195,438
AgroFresh Solutions, Inc. (A)(C)	4,237	29,956
Air Liquide SA (C)	66,362	8,192,925
Air Products & Chemicals, Inc.	12,178	1,965,651
Air Water, Inc.	30,500	591,396
Akzo Nobel NV	24,782	2,175,672
Albemarle Corp.	6,161	575,869
American Vanguard Corp.	5,283	113,849
Arkema SA	10,587	1,291,249
Asahi Kasei Corp.	255,900	3,498,631
Ashland Global Holdings, Inc.	12,220	949,738
Balchem Corp.	5,712	550,808
BASF SE	58,560	5,781,927

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Cabot Corp.	12,138	$731,315
CF Industries Holdings, Inc.	12,957	533,051
Chase Corp.	1,264	150,353
Chr. Hansen Holding A/S	6,511	625,198
Clariant AG (A)	8,187	197,652
Covestro AG (B)	12,165	1,108,264
Croda International PLC	18,311	1,133,084
Daicel Corp.	57,200	644,582
DowDuPont, Inc.	129,604	8,308,912
Eastman Chemical Company	7,936	827,804
Ecolab, Inc.	14,366	2,048,735
EMS-Chemie Holding AG	275	171,794
Evonik Industries AG	10,331	362,431
Ferro Corp. (A)	15,089	308,721
Flotek Industries, Inc. (A)	11,115	34,790
FMC Corp.	7,503	653,436
Formosa Chemicals & Fibre Corp.	410,471	1,571,308
Formosa Plastics Corp.	579,040	2,071,977
Frutarom Industries, Ltd.	2,273	222,167
FutureFuel Corp.	5,041	67,902
GCP Applied Technologies, Inc. (A)	12,942	409,614
Givaudan SA	339	755,423
Grupa Azoty SA	2,965	34,057
Hawkins, Inc.	1,939	60,788
HB Fuller Company	9,058	466,940
Hitachi Chemical Company, Ltd.	21,500	461,135
Hyosung Corp. (D)	3,712	456,243
Incitec Pivot, Ltd.	238,440	618,167
Indorama Ventures PCL	222,500	404,439
Indorama Ventures PCL	36,200	65,801
Ingevity Corp. (A)	7,620	580,187
Innophos Holdings, Inc.	3,507	166,688
Innospec, Inc.	4,318	331,191
International Flavors & Fragrances, Inc.	4,428	540,792
Intrepid Potash, Inc. (A)	17,694	79,269
Israel Chemicals, Ltd.	43,377	200,815
Johnson Matthey PLC	27,154	1,266,173
JSR Corp.	38,900	755,832
K+S AG	12,078	322,831
Kaneka Corp.	57,000	585,055
Kansai Paint Company, Ltd.	41,300	883,349
KMG Chemicals, Inc.	2,325	155,426
Koninklijke DSM NV (C)	17,990	1,792,349
Koppers Holdings, Inc. (A)	3,709	149,473
Kraton Corp. (A)	5,371	260,601
Kronos Worldwide, Inc.	4,158	102,869
Kumho Petrochemical Company, Ltd.	3,260	316,441
Kuraray Company, Ltd.	72,000	1,099,003
LANXESS AG	5,763	455,681
LG Chem, Ltd.	7,966	2,495,901
Linde AG	12,460	2,577,571
Linde AG	332	75,867
Lotte Chemical Corp.	2,704	920,576
LSB Industries, Inc. (A)	4,790	24,285
LyondellBasell Industries NV, Class A	17,892	2,006,051
Methanex Corp.	12,112	827,457
Mexichem SAB de CV	176,480	497,639
Minerals Technologies, Inc.	13,316	972,068
Mitsubishi Chemical Holdings Corp.	290,150	2,672,071
Mitsubishi Gas Chemical Company, Inc.	34,800	883,857
Mitsui Chemicals, Inc.	37,400	1,077,427
Monsanto Company	24,347	3,103,269
Nan Ya Plastics Corp.	666,610	1,856,537
NewMarket Corp.	1,801	692,106
Nippon Paint Holdings Company, Ltd.	33,200	1,383,407
Nissan Chemical Industries, Ltd.	24,400	1,142,430
Nitto Denko Corp.	33,344	2,607,396
Novozymes A/S, B Shares	15,058	768,071
Nutrien, Ltd.	89,791	4,543,566
OCI Company, Ltd.	2,906	355,962
Olin Corp.	32,815	1,060,909
OMNOVA Solutions, Inc. (A)	8,096	82,579
Orica, Ltd.	53,129	708,190
Petkim Petrokimya Holding AS	101,672	105,762
Petronas Chemicals Group BHD	373,545	755,472
PolyOne Corp.	30,336	1,271,685
PPG Industries, Inc.	14,103	1,423,275
PQ Group Holdings, Inc. (A)	5,295	86,944
Praxair, Inc.	15,920	2,487,659
PTT Global Chemical PCL	10,300	28,676
PTT Global Chemical PCL, Foreign
Quota Shares	318,111	885,641
Quaker Chemical Corp.	2,326	355,529
Rayonier Advanced Materials, Inc.	8,943	160,169
RPM International, Inc.	26,252	1,299,474
Sasol, Ltd.	23,268	839,362
Sensient Technologies Corp.	16,262	1,093,620
Shin-Etsu Chemical Company, Ltd.	78,737	7,829,553
Sika AG	80	639,800
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	607,999	447,660
Solvay SA	11,516	1,543,545
Stepan Company	3,605	262,084
Sumitomo Chemical Company, Ltd.	321,000	1,932,306
Symrise AG	7,680	623,342
Taiyo Nippon Sanso Corp.	25,400	375,242
Teijin, Ltd.	37,900	732,460
The Chemours Company	36,365	1,781,521
The Mosaic Company	19,733	542,460
The Scotts Miracle-Gro Company	7,827	666,313
The Sherwin-Williams Company	4,564	1,730,897
Toray Industries, Inc.	296,500	2,419,569
Tosoh Corp.	59,200	1,032,948
Trecora Resources (A)	3,718	51,866
Tredegar Corp.	4,739	113,025
Trinseo SA	7,947	574,568
Tronox, Ltd., Class A	16,256	298,623
Umicore SA	32,394	1,827,345
Valhi, Inc.	4,589	29,507
Valvoline, Inc.	39,290	803,088
Yara International ASA	35,209	1,453,386
		133,567,190
Construction materials – 0.2%
Anhui Conch Cement Company, Ltd.,
H Shares	214,610	1,310,440
Asia Cement Corp.	313,687	344,985
Boral, Ltd.	165,241	781,177
Cementos Argos SA	74,719	237,831
Cemex SAB de CV (A)	2,411,488	1,436,399
China National Building Material
Company, Ltd., H Shares	671,900	763,713
CRH PLC	67,093	2,475,588
Eagle Materials, Inc.	9,550	1,035,029
Fletcher Building, Ltd.	109,091	502,899
Forterra, Inc. (A)(C)	3,860	33,466
Grupo Argos SA	46,742	314,055
HeidelbergCement AG	9,334	824,645
Imerys SA	5,461	465,477
Indocement Tunggal Prakarsa Tbk PT	250,520	316,023
James Hardie Industries PLC	61,937	1,034,516

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
LafargeHolcim, Ltd. (A)	16,891	$867,612
Martin Marietta Materials, Inc.	3,461	771,353
Semen Indonesia Persero Tbk PT	403,992	243,496
Summit Materials, Inc., Class A (A)	19,864	564,535
Taiheiyo Cement Corp.	24,600	905,867
Taiwan Cement Corp.	498,000	722,402
The Siam Cement PCL	62,563	861,492
U.S. Concrete, Inc. (A)(C)	2,820	171,879
United States Lime & Minerals, Inc.	405	31,995
Vulcan Materials Company	7,363	940,550
		17,957,424
Containers and packaging – 0.2%
Amcor, Ltd.	159,739	1,695,103
AptarGroup, Inc.	12,200	1,126,304
Avery Dennison Corp.	5,014	526,620
Ball Corp.	19,615	724,774
Bemis Company, Inc.	17,867	755,774
CCL Industries, Inc., Class B	20,107	995,115
Greif, Inc., Class A	9,692	565,141
Greif, Inc., Class B	1,000	63,350
International Paper Company	23,024	1,231,784
Klabin SA	75,542	425,139
Myers Industries, Inc.	4,292	84,123
Owens-Illinois, Inc. (A)	32,031	595,777
Packaging Corp. of America	5,328	626,040
Sealed Air Corp.	9,382	408,680
Silgan Holdings, Inc.	14,527	395,425
Sonoco Products Company	19,538	998,978
Toyo Seikan Group Holdings, Ltd.	32,900	550,311
UFP Technologies, Inc. (A)	1,263	38,648
WestRock Company	14,337	844,163
		12,651,249
Metals and mining – 1.6%
Agnico Eagle Mines, Ltd.	32,743	1,469,470
AK Steel Holding Corp. (A)(C)	57,255	258,793
Allegheny Technologies, Inc. (A)	47,336	1,350,023
Alumina, Ltd.	343,378	692,005
Aluminum Corp. of China, Ltd., H
Shares (A)	691,980	363,221
Anglo American Platinum, Ltd.	1,880	49,569
Anglo American PLC	188,693	4,505,971
AngloGold Ashanti, Ltd.	16,063	135,957
Antofagasta PLC	55,898	782,712
ArcelorMittal	102,919	3,326,183
Barrick Gold Corp.	161,652	2,128,181
BHP Billiton PLC	298,997	6,874,789
BHP Billiton, Ltd.	446,912	11,111,186
BlueScope Steel, Ltd.	78,675	1,025,179
Boliden AB	38,910	1,372,124
Boliden AB, Redemption Shares (A)	16,310	10,599
Carpenter Technology Corp.	17,578	1,053,625
Century Aluminum Company (A)	9,012	159,693
China Molybdenum Company, Ltd.,
H Shares	646,900	406,889
China Steel Corp.	1,737,958	1,365,568
Cia de Minas Buenaventura SAA, ADR	19,500	301,665
Cia Siderurgica Nacional SA (A)	74,466	153,812
Cleveland-Cliffs, Inc. (A)(C)	53,721	454,480
Coeur Mining, Inc. (A)	33,473	269,792
Commercial Metals Company	43,665	1,032,241
Compass Minerals International, Inc. (C)	12,706	830,972
Eregli Demir ve Celik Fabrikalari TAS	184,199	457,052
First Quantum Minerals, Ltd.	95,270	1,495,253
Fortescue Metals Group, Ltd.	219,922	775,258
Franco-Nevada Corp.	26,153	1,844,184
Freeport-McMoRan, Inc.	74,582	1,260,436
Fresnillo PLC	30,757	543,550
Glencore PLC (A)	1,734,101	8,564,036
Gold Fields, Ltd.	31,297	111,047
Gold Resource Corp.	9,995	62,369
Goldcorp, Inc.	119,986	1,714,747
Grupo Mexico SAB de CV, Series B	641,000	1,593,449
Haynes International, Inc.	2,274	96,827
Hecla Mining Company	70,869	266,467
Hitachi Metals, Ltd.	43,600	476,920
Hyundai Steel Company	13,986	801,403
Industrias Penoles SAB de CV	22,540	382,017
Jastrzebska Spolka Weglowa SA (A)	3,511	78,834
JFE Holdings, Inc.	105,200	2,164,616
Jiangxi Copper Company, Ltd., H Shares	214,225	310,057
Kaiser Aluminum Corp.	2,953	325,598
KGHM Polska Miedz SA	9,915	228,111
Kinross Gold Corp. (A)	176,688	637,745
Klondex Mines, Ltd. (A)	32,364	77,997
Kobe Steel, Ltd.	63,100	629,659
Korea Zinc Company, Ltd.	1,480	556,407
Kumba Iron Ore, Ltd.	2,659	60,414
Lundin Mining Corp.	92,769	581,684
Maruichi Steel Tube, Ltd.	10,500	346,465
Materion Corp.	3,549	193,598
Mitsubishi Materials Corp.	22,300	617,043
Newcrest Mining, Ltd.	104,775	1,642,625
Newmont Mining Corp.	29,179	1,135,938
Nippon Steel & Sumitomo Metal Corp.	153,678	3,207,989
Norsk Hydro ASA	267,489	1,683,355
Nucor Corp.	17,619	1,130,964
Olympic Steel, Inc.	1,879	43,461
POSCO	12,864	4,071,827
Press Metal Aluminium Holdings BHD	191,100	227,184
Randgold Resources, Ltd.	12,897	1,025,304
Reliance Steel & Aluminum Company	14,303	1,338,332
Rio Tinto PLC	171,804	9,689,964
Rio Tinto, Ltd.	57,322	3,578,728
Royal Gold, Inc.	12,855	1,152,579
Ryerson Holding Corp. (A)	2,985	36,865
Schnitzer Steel Industries, Inc., Class A	4,739	147,620
Sibanye Gold, Ltd. (A)	75,934	47,144
South32, Ltd.	719,071	2,016,077
Southern Copper Corp. (C)	8,800	430,232
Steel Dynamics, Inc.	46,363	2,291,723
Sumitomo Metal Mining Company, Ltd.	50,300	1,911,155
SunCoke Energy, Inc. (A)	11,788	159,610
Teck Resources, Ltd., Class B	79,204	2,148,392
thyssenkrupp AG	27,222	718,229
TimkenSteel Corp. (A)	7,297	127,916
Turquoise Hill Resources, Ltd. (A)	147,012	413,847
United States Steel Corp.	34,542	1,273,564
Vale SA	396,371	5,377,522
voestalpine AG	16,890	901,898
Warrior Met Coal, Inc.	5,824	158,238
Wheaton Precious Metals Corp.	62,518	1,366,466
Worthington Industries, Inc.	16,422	787,435
Zijin Mining Group Company, Ltd.,
H Shares	983,229	406,809
		119,386,934
Paper and forest products – 0.2%
Boise Cascade Company	6,941	331,086
Clearwater Paper Corp. (A)	3,070	73,834
Domtar Corp.	12,310	591,742

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products (continued)
Empresas CMPC SA	175,704	$685,242
Fibria Celulose SA	31,556	599,650
KapStone Paper and Packaging Corp.	15,618	537,259
Lee & Man Paper Manufacturing, Ltd.	274,000	319,446
Louisiana-Pacific Corp.	54,510	1,590,602
Mondi PLC	51,385	1,424,939
Mondi, Ltd.	4,804	132,093
Neenah, Inc.	2,953	239,636
Nine Dragons Paper Holdings, Ltd.	284,900	450,042
Oji Holdings Corp.	175,000	1,145,466
PH Glatfelter Company	8,011	140,112
Sappi, Ltd.	22,723	147,993
Schweitzer-Mauduit International, Inc.	5,510	241,393
Stora Enso OYJ, R Shares	104,698	2,147,691
Suzano Papel e Celulose SA	55,809	644,629
UPM-Kymmene OYJ	102,247	3,753,164
Verso Corp., Class A (A)	6,272	126,883
West Fraser Timber Company, Ltd.	9,748	708,433
		16,031,335
		299,594,132
Real estate – 4.2%
Equity real estate investment trusts – 3.1%
Acadia Realty Trust	15,038	387,229
Agree Realty Corp.	4,899	259,353
Alexander & Baldwin, Inc.	25,792	549,628
Alexander’s, Inc.	365	141,438
Alexandria Real Estate Equities, Inc.	22,682	2,833,435
American Assets Trust, Inc.	7,387	268,517
American Campus Communities, Inc.	26,808	1,075,001
American Tower Corp.	98,948	13,691,435
Americold Realty Trust	9,460	194,876
Apartment Investment & Management
Company, Class A	35,480	1,448,648
Armada Hoffler Properties, Inc.	8,212	118,253
Ascendas Real Estate Investment Trust	586,100	1,158,115
Ashford Hospitality Trust, Inc.	14,271	105,177
AvalonBay Communities, Inc.	31,026	5,136,044
Bluerock Residential Growth REIT, Inc.	5,033	44,693
Boston Properties, Inc.	34,767	4,233,578
Braemar Hotels & Resorts, Inc.	4,951	54,461
Camden Property Trust	18,203	1,601,864
CapitaLand Commercial Trust	592,700	755,556
CapitaLand Mall Trust	577,600	892,759
CareTrust REIT, Inc.	13,861	228,568
CatchMark Timber Trust, Inc., Class A	8,068	102,464
CBL & Associates Properties, Inc.	31,462	159,198
Cedar Realty Trust, Inc.	17,740	77,879
Chatham Lodging Trust	8,121	168,836
Chesapeake Lodging Trust	10,579	340,961
City Office REIT, Inc.	6,843	84,853
Clipper Realty, Inc.	4,057	36,229
Community Healthcare Trust, Inc.	3,214	89,028
CoreCivic, Inc.	23,211	499,501
CorEnergy Infrastructure Trust, Inc.	2,220	80,342
CorePoint Lodging, Inc. (A)	7,328	204,378
CoreSite Realty Corp.	6,727	714,138
Corporate Office Properties Trust	19,887	554,847
Cousins Properties, Inc.	157,516	1,483,801
Crown Castle International Corp.	93,072	9,693,449
CyrusOne, Inc.	18,880	1,045,574
Daiwa House REIT Investment Corp.	338	796,063
DCT Industrial Trust, Inc.	18,408	1,198,913
Dexus	142,692	1,064,434
DiamondRock Hospitality Company	36,022	458,560
Digital Realty Trust, Inc.	46,082	4,952,893
Douglas Emmett, Inc.	31,308	1,205,045
Duke Realty Corp.	81,102	2,280,588
Easterly Government Properties, Inc.	7,301	147,845
EastGroup Properties, Inc.	6,016	560,872
Education Realty Trust, Inc.	28,541	1,042,888
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	249,984	114,301
EPR Properties	12,699	779,592
Equinix, Inc.	17,792	7,060,755
Equity Residential	83,041	5,313,794
Essex Property Trust, Inc.	14,821	3,542,664
Extra Space Storage, Inc.	28,285	2,722,431
Farmland Partners, Inc.	7,012	59,672
Federal Realty Investment Trust	16,434	1,953,838
Fibra Uno Administracion SA de CV	528,300	727,634
First Industrial Realty Trust, Inc.	44,770	1,474,276
Fonciere Des Regions	5,044	525,796
Fortress REIT, Ltd., Class A	38,256	50,022
Fortress REIT, Ltd., Class B	41,454	47,792
Four Corners Property Trust, Inc.	10,661	244,030
Franklin Street Properties Corp.	19,547	151,294
Front Yard Residential Corp.	9,790	102,991
Gecina SA	7,486	1,294,234
Getty Realty Corp.	5,521	144,153
GGP, Inc.	142,249	2,884,810
Gladstone Commercial Corp.	5,477	102,968
Global Medical REIT, Inc.	3,757	33,588
Global Net Lease, Inc.	12,339	243,572
Goodman Group	247,967	1,747,669
Government Properties Income Trust	18,146	263,661
Gramercy Property Trust	28,772	793,244
Growthpoint Properties, Ltd.	121,910	260,634
H&R Real Estate Investment Trust	24,220	377,515
Hammerson PLC	113,643	825,500
HCP, Inc.	105,156	2,520,589
Healthcare Realty Trust, Inc.	46,323	1,261,839
Hersha Hospitality Trust	6,889	146,529
Highwoods Properties, Inc.	20,285	970,232
Hospitality Properties Trust	32,278	934,448
Host Hotels & Resorts, Inc.	165,589	3,581,690
Hyprop Investments, Ltd.	9,736	79,250
ICADE	5,021	466,368
Independence Realty Trust, Inc.	15,227	147,702
Industrial Logistics Properties Trust	3,736	79,502
InfraREIT, Inc.	7,564	161,567
Investors Real Estate Trust	22,269	124,038
Iron Mountain, Inc.	62,909	2,094,241
iStar, Inc. (A)	12,073	130,751
Japan Prime Realty Investment Corp.	163	591,709
Japan Real Estate Investment Corp.	264	1,383,480
Japan Retail Fund Investment Corp.	528	957,512
JBG SMITH Properties	18,341	676,599
Jernigan Capital, Inc.	2,789	55,083
Kilroy Realty Corp.	19,390	1,476,549
Kimco Realty Corp.	95,559	1,477,342
Kite Realty Group Trust	15,240	239,116
Klepierre SA	34,037	1,325,848
Lamar Advertising Company, Class A	16,468	1,139,915
Land Securities Group PLC	103,305	1,275,111
LaSalle Hotel Properties	42,663	1,463,341
Lexington Realty Trust	39,722	342,801
Liberty Property Trust	28,963	1,280,454
Life Storage, Inc.	9,136	845,263
Link REIT	546,425	4,814,367

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
LTC Properties, Inc.	7,124	$293,081
Mack-Cali Realty Corp.	34,451	681,096
MedEquities Realty Trust, Inc.	5,834	61,140
Medical Properties Trust, Inc.	71,618	971,856
Mid-America Apartment
Communities, Inc.	25,442	2,380,354
Mirvac Group	520,090	902,666
Monmouth Real Estate Investment Corp.	13,260	204,867
National Health Investors, Inc.	7,086	523,089
National Retail Properties, Inc.	30,226	1,252,263
National Storage Affiliates Trust	8,896	250,156
New Senior Investment Group, Inc.	15,206	113,741
NexPoint Residential Trust, Inc.	3,186	88,316
Nippon Building Fund, Inc.	269	1,506,085
Nippon Prologis REIT, Inc.	350	729,441
Nomura Real Estate Master Fund, Inc.	753	1,054,432
NorthStar Realty Europe Corp.	9,914	138,895
Omega Healthcare Investors, Inc.	39,003	1,195,442
One Liberty Properties, Inc.	2,782	70,997
Pebblebrook Hotel Trust	12,325	503,107
Pennsylvania Real Estate
Investment Trust	13,120	144,451
Physicians Realty Trust	32,600	496,172
PotlatchDeltic Corp.	22,586	1,140,593
Preferred Apartment Communities, Inc.,
Class A	7,082	103,893
Prologis, Inc.	119,988	7,721,228
PS Business Parks, Inc.	3,480	426,509
Public Storage	33,623	7,122,696
QTS Realty Trust, Inc., Class A	8,968	338,363
Quality Care Properties, Inc. (A)	35,389	741,400
Ramco-Gershenson Properties Trust	14,372	176,776
Rayonier, Inc.	25,358	985,665
Realty Income Corp.	63,720	3,396,276
Redefine Properties, Ltd.	205,829	177,187
Regency Centers Corp.	33,423	1,941,208
Resilient REIT, Ltd.	12,415	55,838
Retail Opportunity Investments Corp.	19,698	356,928
Rexford Industrial Realty, Inc.	13,825	432,308
RioCan Real Estate Investment Trust	26,177	475,450
RLJ Lodging Trust	30,424	711,922
Ryman Hospitality Properties, Inc.	7,868	659,968
Sabra Health Care REIT, Inc.	67,116	1,391,315
Safety Income and Growth, Inc.	2,128	40,815
Saul Centers, Inc.	2,163	107,198
SBA Communications Corp. (A)	26,221	4,144,753
Scentre Group	739,838	2,336,430
Segro PLC	139,366	1,211,164
Select Income REIT	11,552	249,523
Senior Housing Properties Trust	46,663	824,069
Seritage Growth Properties, Class A	4,618	192,386
Simon Property Group, Inc.	69,797	11,182,875
SL Green Realty Corp.	20,386	1,988,043
SmartCentres Real Estate
Investment Trust	12,551	284,784
STAG Industrial, Inc.	17,053	454,292
Stockland	332,834	1,043,828
Summit Hotel Properties, Inc.	18,933	289,486
Sunstone Hotel Investors, Inc.	40,373	702,086
Suntec Real Estate Investment Trust	604,500	810,197
Tanger Factory Outlet Centers, Inc.	18,570	399,069
Taubman Centers, Inc.	11,962	653,006
Terreno Realty Corp.	9,714	370,201
The British Land Company PLC	132,542	1,193,169
The GEO Group, Inc.	46,549	1,154,415
The GPT Group	252,473	957,927
The Macerich Company	24,490	1,362,379
Tier REIT, Inc.	8,604	188,944
UDR, Inc.	60,800	2,217,376
UMH Properties, Inc.	6,006	88,348
Unibail-Rodamco SE	8,057	1,814,023
Unibail-Rodamco SE	7,394	1,664,749
Unibail-Rodamco SE & WFD
Unibail-Rodamco NV (A)	100,585	1,118,952
United Urban Investment Corp.	602	922,063
Uniti Group, Inc.	32,390	679,218
Universal Health Realty Income Trust	2,332	144,980
Urban Edge Properties	39,554	865,046
Urstadt Biddle Properties, Inc., Class A	5,439	118,842
Ventas, Inc.	79,988	4,372,144
Vicinity Centres	462,373	932,407
Vornado Realty Trust	38,908	2,712,277
Washington Prime Group, Inc.	34,389	250,008
Washington Real Estate Investment Trust	14,208	407,485
Weingarten Realty Investors	23,461	687,877
Welltower, Inc.	83,188	4,795,788
Weyerhaeuser Company	169,555	6,329,488
Whitestone REIT	6,995	85,619
Xenia Hotels & Resorts, Inc.	19,210	483,516
		234,856,288
Real estate management and development – 1.1%
Aeon Mall Company, Ltd.	23,300	448,466
Agile Group Holdings, Ltd.	272,400	514,604
Altisource Portfolio Solutions SA (A)(C)	1,992	58,525
Ayala Land, Inc.	1,166,000	881,890
Azrieli Group, Ltd.	2,569	125,101
BR Malls Participacoes SA (A)	98,019	270,592
Bumi Serpong Damai Tbk PT	1,058,600	129,522
CapitaLand, Ltd.	608,400	1,567,728
CBRE Group, Inc., Class A (A)	68,294	3,154,500
Central Pattana PCL	161,100	384,010
Central Pattana PCL	12,600	30,034
Central Pattana PCL, NVDR	34,900	83,190
China Evergrande Group (A)	571,335	1,658,599
China Jinmao Holdings Group, Ltd.	904,300	510,878
China Overseas Land & Investment, Ltd.	666,997	2,216,283
China Resources Land, Ltd.	480,705	1,757,071
China Vanke Company, Ltd., H Shares	205,800	731,497
CIFI Holdings Group Company, Ltd.	594,000	457,325
City Developments, Ltd.	97,600	814,662
CK Asset Holdings, Ltd.	643,198	5,346,406
Consolidated-Tomoka Land Company	760	45,653
Country Garden Holdings Company, Ltd.	926,767	1,800,960
Daito Trust Construction Company, Ltd.	13,900	2,265,559
Daiwa House Industry Company, Ltd.	114,600	4,139,488
Dalian Wanda Commercial Properties
Company, Ltd., H Shares (A)(B)	37,400	251,775
Deutsche Wohnen SE	21,925	1,027,826
First Capital Realty, Inc.	26,142	423,804
Forestar Group, Inc. (A)(C)	1,948	45,583
FRP Holdings, Inc. (A)	1,226	69,637
Fullshare Holdings, Ltd. (A)(C)	1,195,600	563,899
Guangzhou R&F Properties
Company, Ltd., H Shares	167,900	390,875
Hang Lung Group, Ltd.	227,000	701,721
Hang Lung Properties, Ltd.	498,000	1,127,635
Henderson Land Development
Company, Ltd.	300,642	1,970,643
HFF, Inc., Class A	6,703	226,025
Highwealth Construction Corp.	111,687	168,793

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Hongkong Land Holdings, Ltd.	294,000	$2,131,456
Hulic Company, Ltd.	60,300	616,829
Hysan Development Company, Ltd.	153,557	885,890
IOI Properties Group BHD	249,533	98,838
Jones Lang LaSalle, Inc.	8,918	1,460,412
Kennedy-Wilson Holdings, Inc.	21,860	445,944
Kerry Properties, Ltd.	159,768	852,047
LendLease Group	77,945	1,103,062
Longfor Properties Company, Ltd.	256,400	763,507
Marcus & Millichap, Inc. (A)	2,887	108,147
Megaworld Corp.	1,657,300	153,221
Mitsubishi Estate Company, Ltd.	253,000	4,577,830
Mitsui Fudosan Company, Ltd.	180,504	4,513,442
Multiplan Empreendimentos
Imobiliarios SA	9,767	153,742
NEPI Rockcastle PLC	15,595	151,928
New World Development Company, Ltd.	1,473,257	2,249,837
Newmark Group, Inc., Class A	4,274	57,400
Nomura Real Estate Holdings, Inc.	25,200	588,532
Pakuwon Jati Tbk PT	2,818,000	113,374
RE/MAX Holdings, Inc., Class A	3,185	165,939
Redfin Corp. (A)	10,615	234,592
Robinsons Land Corp.	309,100	129,747
Ruentex Development
Company, Ltd. (A)	122,800	147,676
Shanghai Lujiazui Finance & Trade Zone
Development Company, Ltd.,
B Shares	162,626	243,218
Shimao Property Holdings, Ltd.	206,200	604,746
Sime Darby Property BHD	345,000	99,238
Sino Land Company, Ltd.	795,075	1,370,114
Sino-Ocean Group Holding, Ltd.	524,558	352,233
SM Prime Holdings, Inc.	1,379,000	970,437
SOHO China, Ltd.	355,100	184,840
SP Setia BHD Group	218,800	169,392
Sumitomo Realty & Development
Company, Ltd.	71,983	2,708,932
Sun Hung Kai Properties, Ltd.	359,500	5,782,861
Sunac China Holdings, Ltd.	419,600	1,579,714
Swire Pacific, Ltd., Class A	122,000	1,254,232
Swire Properties, Ltd.	286,200	1,120,665
Swiss Prime Site AG (A)	2,252	210,234
Tejon Ranch Company (A)	3,430	84,378
The RMR Group, Inc., Class A	1,197	90,493
The St. Joe Company (A)	8,139	144,874
The Wharf Holdings, Ltd.	298,125	959,048
Tokyo Tatemono Company, Ltd.	41,500	573,255
Tokyu Fudosan Holdings Corp.	103,900	764,994
UOL Group, Ltd.	120,200	726,874
Vonovia SE	30,818	1,452,538
Wharf Real Estate Investment
Company, Ltd.	303,125	2,330,786
Wheelock & Company, Ltd.	201,000	1,509,596
		83,351,843
		318,208,131
Telecommunication services – 1.9%
Diversified telecommunication services – 1.0%
Asia Pacific Telecom Company, Ltd. (A)	236,000	63,230
AT&T, Inc.	400,708	12,950,883
ATN International, Inc.	1,918	103,246
BCE, Inc.	23,194	966,148
Bezeq The Israeli Telecommunication
Corp., Ltd.	132,085	161,464
BT Group PLC	1,199,558	3,253,334
CenturyLink, Inc.	64,381	1,173,022
China Communications Services Corp.,
Ltd., H Shares	410,700	263,679
China Telecom Corp., Ltd., H Shares	2,404,996	1,118,131
China Unicom Hong Kong, Ltd.	1,060,316	1,439,303
Chunghwa Telecom Company, Ltd.	525,479	1,909,771
Cincinnati Bell, Inc. (A)	7,618	93,701
Cogent Communications Holdings, Inc.	7,496	383,795
Consolidated Communications
Holdings, Inc. (C)	12,093	135,563
Deutsche Telekom AG	211,729	3,279,942
Elisa OYJ	26,638	1,193,428
Frontier Communications Corp.	14,589	108,396
Globalstar, Inc. (A)	109,156	59,195
Hawaiian Telcom Holdco, Inc. (A)	1,267	33,309
HKT Trust & HKT, Ltd.	948,322	1,189,358
Iliad SA	4,080	690,497
Intelsat SA (A)(C)	6,628	118,310
Iridium Communications, Inc. (A)(C)	15,195	230,964
Koninklijke KPN NV	323,914	880,023
LG Uplus Corp.	1,136	12,291
Nippon Telegraph & Telephone Corp.	140,000	6,540,361
O2 Czech Republic AS	7,210	91,357
Ooma, Inc. (A)	3,781	44,805
Orange Polska SA (A)	40,543	54,850
Orange SA (C)	308,164	5,303,741
ORBCOMM, Inc. (A)	12,903	124,643
PCCW, Ltd.	1,029,000	604,912
pdvWireless, Inc. (A)	1,939	49,154
Proximus SADP	23,254	622,218
Singapore Telecommunications, Ltd.	175,950	430,574
Singapore Telecommunications, Ltd.	1,743,950	4,270,855
Spark New Zealand, Ltd.	233,586	597,131
Swisscom AG	956	426,534
Telecom Italia SpA (A)	1,774,129	1,427,691
Telecom Italia SpA	933,880	654,445
Telefonica Deutschland Holding AG	44,686	188,801
Telefonica SA	290,327	2,560,897
Telekom Malaysia BHD	163,018	150,186
Telekomunikasi Indonesia Persero
Tbk PT	6,806,660	1,708,130
Telenor ASA	149,453	3,078,566
Telia Company AB	402,355	1,886,521
Telkom SA SOC, Ltd.	10,047	40,752
Telstra Corp., Ltd.	587,708	1,241,805
TELUS Corp.	29,458	1,035,778
Tower Bersama Infrastructure Tbk PT	267,500	97,836
TPG Telecom, Ltd.	51,428	216,207
True Corp. PCL	895,400	199,424
True Corp. PCL	660,300	147,062
Turk Telekomunikasyon AS (A)	49,828	65,285
Verizon Communications, Inc.	269,402	12,842,393
Vonage Holdings Corp. (A)	36,750	420,788
Windstream Holdings, Inc.	7,114	39,198
		78,973,883
Wireless telecommunication services – 0.9%
1&1 Drillisch AG	3,236	223,388
Advanced Info Service PCL	148,400	882,426
Advanced Info Service PCL	11,700	69,571
America Movil SAB de CV, Series L	5,588,900	4,335,011
Axiata Group BHD	422,953	463,313
Boingo Wireless, Inc. (A)	6,827	146,849
China Mobile, Ltd.	1,070,170	9,580,580
DiGi.Com BHD	478,320	531,436

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
Empresa Nacional de
Telecomunicaciones SA	19,871	$216,914
Far EasTone Telecommunications
Company, Ltd.	214,595	546,468
Globe Telecom, Inc.	4,880	150,471
KDDI Corp.	366,567	9,887,578
Maxis BHD	306,060	446,847
Millicom International Cellular SA	9,379	590,991
MTN Group, Ltd.	70,428	632,493
NTT DOCOMO, Inc.	275,900	7,115,980
PLAY Communications SA (B)	6,700	44,981
PLDT, Inc.	13,775	338,238
Rogers Communications, Inc., Class B	51,188	2,402,275
Shenandoah
Telecommunications Company	8,369	266,971
SK Telecom Company, Ltd.	3,565	733,232
SoftBank Group Corp.	166,926	11,845,088
Spok Holdings, Inc.	3,976	61,230
StarHub, Ltd.	128,700	185,107
Taiwan Mobile Company, Ltd.	219,000	803,932
Tele2 AB, B Shares	51,396	628,927
Telephone & Data Systems, Inc.	18,151	463,758
TIM Participacoes SA	108,889	391,429
Turkcell Iletisim Hizmetleri AS	144,946	383,754
Vodacom Group, Ltd.	24,648	277,724
Vodafone Group PLC	3,781,075	9,662,330
XL Axiata Tbk PT (A)	447,600	67,378
		64,376,670
		143,350,553
Utilities – 2.7%
Electric utilities – 1.4%
ALLETE, Inc.	19,074	1,465,265
Alliant Energy Corp.	30,151	1,248,854
American Electric Power Company, Inc.	63,080	4,286,286
AusNet Services	243,636	298,527
Centrais Eletricas Brasileiras SA (A)	26,000	101,966
CEZ AS	17,016	425,466
Chubu Electric Power Company, Inc.	130,800	2,023,594
CK Infrastructure Holdings, Ltd.	167,000	1,257,471
CLP Holdings, Ltd.	407,500	4,278,592
Duke Energy Corp.	89,728	6,923,412
Edison International	41,878	2,603,136
EDP - Energias de Portugal SA	346,320	1,354,508
EDP - Energias do Brasil SA	35,132	124,760
El Paso Electric Company	7,313	428,542
Electricite de France SA	89,449	1,187,158
Emera, Inc.	10,079	314,823
Endesa SA	19,800	436,845
Enel Americas SA	4,040,111	778,074
Enel Chile SA	4,045,570	430,900
Enel SpA	1,263,218	6,942,429
Entergy Corp.	22,924	1,854,781
Equatorial Energia SA	25,078	408,955
Eversource Energy	40,848	2,331,604
Exelon Corp.	123,792	5,123,751
FirstEnergy Corp.	57,150	1,967,103
Fortis, Inc.	60,058	1,919,021
Fortum OYJ	84,215	1,976,868
Great Plains Energy, Inc.	42,353	1,437,461
Hawaiian Electric Industries, Inc.	21,377	733,872
HK Electric Investments & HK Electric
Investments, Ltd. (B)	637,000	615,360
Hydro One, Ltd. (B)	46,418	696,664
Iberdrola SA	360,220	2,558,056
IDACORP, Inc.	18,909	1,746,435
Interconexion Electrica SA ESP	65,496	320,869
Korea Electric Power Corp.	44,915	1,380,553
Kyushu Electric Power Company, Inc.	86,200	1,018,206
Manila Electric Company	33,240	203,981
Mercury NZ, Ltd.	89,078	200,890
MGE Energy, Inc.	6,432	383,669
NextEra Energy, Inc.	60,334	10,003,981
OGE Energy Corp.	39,219	1,373,449
Orsted A/S (B)	12,456	745,444
Otter Tail Corp.	7,161	330,838
PG&E Corp.	66,380	2,876,245
PGE Polska Grupa Energetyczna SA (A)	58,454	155,257
Pinnacle West Capital Corp.	14,504	1,154,663
PNM Resources, Inc.	29,973	1,197,421
Portland General Electric Company	16,006	682,816
Power Assets Holdings, Ltd.	345,500	2,399,768
PPL Corp.	88,923	2,429,376
Red Electrica Corp. SA	26,872	524,658
Spark Energy, Inc., Class A (C)	2,608	26,080
SSE PLC	143,920	2,614,393
Tauron Polska Energia SA (A)	73,320	44,356
Tenaga Nasional BHD	526,636	1,906,968
Terna Rete Elettrica Nazionale SpA	214,769	1,137,100
The Chugoku Electric Power
Company, Inc.	55,500	724,348
The Kansai Electric Power
Company, Inc.	143,200	2,057,725
The Southern Company	128,936	5,789,226
Tohoku Electric Power Company, Inc.	91,200	1,162,678
Tokyo Electric Power Company
Holdings, Inc. (A)	289,400	1,371,270
Transmissora Alianca de Energia
Eletrica SA	25,500	131,552
Westar Energy, Inc.	27,933	1,583,801
Xcel Energy, Inc.	65,439	2,978,783
		109,190,903
Gas utilities – 0.4%
APA Group	164,714	1,080,252
Atmos Energy Corp.	21,795	1,944,332
Beijing Enterprises Holdings, Ltd.	87,714	482,346
Chesapeake Utilities Corp.	2,874	229,489
China Gas Holdings, Ltd.	301,400	1,242,194
China Resources Gas Group, Ltd.	152,700	577,635
ENN Energy Holdings, Ltd.	131,400	1,346,902
Gas Natural SDG SA	21,575	529,610
Hong Kong & China Gas Company, Ltd.	2,080,900	4,487,895
Infraestructura Energetica Nova SAB
de CV	88,135	367,880
Korea Gas Corp. (A)	4,905	273,709
National Fuel Gas Company	16,849	886,931
New Jersey Resources Corp.	32,718	1,452,679
Northwest Natural Gas Company	5,126	306,535
ONE Gas, Inc.	19,489	1,462,649
Osaka Gas Company, Ltd.	75,500	1,643,886
Perusahaan Gas Negara Persero Tbk PT	1,458,469	216,813
Petronas Gas BHD	110,299	485,826
RGC Resources, Inc.	1,555	41,130
South Jersey Industries, Inc. (C)	14,456	478,783
Southwest Gas Holdings, Inc.	17,963	1,359,799
Spire, Inc.	8,386	597,503
Toho Gas Company, Ltd.	14,845	467,612
Tokyo Gas Company, Ltd.	77,900	2,118,308
UGI Corp.	33,979	1,714,920

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
WGL Holdings, Inc.	19,186	$1,692,205
		27,487,823
Independent power and renewable electricity producers –
0.1%
Aboitiz Power Corp.	208,600	156,142
AES Corp.	85,374	1,088,519
AES Gener SA	400,758	105,547
Atlantic Power Corp. (A)(C)	24,857	50,957
CGN Power Company, Ltd., H
Shares (B)	1,824,200	516,710
China Longyuan Power Group Corp.,
Ltd., H Shares	548,500	503,488
China Resources Power Holdings
Company, Ltd.	331,132	676,188
Colbun SA	1,055,585	246,202
Electric Power Development
Company, Ltd.	29,800	789,560
Electricity Generating PCL	20,100	151,046
Energy Development Corp. (A)	32,200	3,237
Engie Brasil Energia SA	19,047	188,983
Glow Energy PCL	70,200	186,585
Glow Energy PCL	11,800	31,363
Huaneng Power International, Inc.,
H Shares	728,464	563,536
Huaneng Renewables Corp., Ltd.,
H Shares	824,400	352,346
Meridian Energy, Ltd.	157,744	329,192
NRG Energy, Inc.	38,791	1,327,816
NRG Yield, Inc., Class A	6,528	114,044
NRG Yield, Inc., Class C	11,719	205,083
Ormat Technologies, Inc.	7,320	379,322
Pattern Energy Group, Inc., Class A (C)	14,585	270,989
TerraForm Power, Inc., Class A	8,309	92,313
Uniper SE	12,460	394,412
		8,723,580
Multi-utilities – 0.7%
AGL Energy, Ltd.	92,251	1,537,633
Ameren Corp.	31,427	1,860,164
Atco, Ltd., Class I	12,728	386,866
Avista Corp.	11,443	600,071
Black Hills Corp.	20,140	1,171,342
Canadian Utilities, Ltd., Class A	20,223	490,836
CenterPoint Energy, Inc.	54,942	1,435,634
Centrica PLC	798,822	1,546,857
CMS Energy Corp.	36,242	1,671,843
Consolidated Edison, Inc.	39,730	3,048,483
Dominion Energy, Inc.	83,303	5,347,220
DTE Energy Company	22,915	2,347,183
E.ON SE	141,003	1,493,678
Engie SA	282,699	4,459,526
Innogy SE (B)	8,595	362,425
MDU Resources Group, Inc.	38,358	1,066,352
National Grid PLC	478,529	5,281,514
NiSource, Inc.	43,776	1,107,533
NorthWestern Corp.	18,543	1,010,223
Public Service Enterprise Group, Inc.	65,010	3,444,230
RWE AG	32,524	737,701
SCANA Corp.	18,139	658,446
Sempra Energy	32,628	3,475,861
Suez (C)	56,758	778,926
Unitil Corp.	2,693	129,991
Vectren Corp.	16,312	1,152,606
Veolia Environnement SA	73,765	1,673,497
WEC Energy Group, Inc.	40,352	2,548,229
YTL Corp. BHD	646,297	154,378
YTL Power International BHD	254,820	52,477
		51,031,725
Water utilities – 0.1%
Aguas Andinas SA, Class A	386,604	228,186
American States Water Company	6,474	364,357
American Water Works Company, Inc.	23,036	1,915,213
Aqua America, Inc.	34,916	1,211,585
AquaVenture Holdings, Ltd. (A)	2,543	37,052
Artesian Resources Corp., Class A	1,605	62,595
Beijing Enterprises Water
Group, Ltd. (A)	960,800	575,936
Cadiz, Inc. (A)(C)	4,370	56,592
California Water Service Group	8,688	349,692
Cia de Saneamento Basico do Estado de
Sao Paulo	40,998	287,208
Connecticut Water Service, Inc.	2,115	136,460
Consolidated Water Company, Ltd.	3,238	42,580
Guangdong Investment, Ltd.	507,280	851,511
Middlesex Water Company	2,974	132,165
Pure Cycle Corp. (A)	3,759	35,147
Severn Trent PLC	33,377	881,036
SJW Group	2,974	187,749
The York Water Company	2,638	86,395
United Utilities Group PLC	96,510	993,481
		8,434,940
		204,868,971
TOTAL COMMON STOCKS (Cost $6,633,628,377)		$7,318,022,537

PREFERRED SECURITIES – 0.4%
Consumer discretionary – 0.1%
Auto components – 0.0%
Schaeffler AG	10,316	154,794
Automobiles – 0.1%
Bayerische Motoren Werke AG	3,482	305,052
Hyundai Motor Company	4,276	354,184
Hyundai Motor Company, 2nd Preferred	6,568	575,173
Porsche Automobil Holding SE	9,702	714,715
Volkswagen AG	11,872	2,229,790
		4,178,914
Media – 0.0%
GCI Liberty, Inc., 5.000% (C)	974	22,792
Multiline retail – 0.0%
Lojas Americanas SA	94,026	447,653
		4,804,153
Consumer staples – 0.0%
Beverages – 0.0%
Embotelladora Andina SA, B Shares	33,512	148,881
Food and staples retailing – 0.0%
Cia Brasileira de Distribuicao	18,900	403,059
Household products – 0.0%
Henkel AG & Company KGaA	11,486	1,417,988
Personal products – 0.0%
Amorepacific Corp.	1,576	236,883
LG Household & Health Care, Ltd.	373	253,299
		490,182
		2,460,110
Energy – 0.0%
Oil, gas and consumable fuels – 0.0%
Petroleo Brasileiro SA	492,933	2,505,241

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED
SECURITIES (continued)
Financials – 0.2%
Banks – 0.2%
Banco Bradesco SA	420,139	$3,285,023
Bancolombia SA	72,259	837,503
Grupo Aval Acciones y Valores SA	533,724	229,898
Intesa Sanpaolo SpA	140,067	422,151
Itau Unibanco Holding SA	404,078	4,655,877
Itausa - Investimentos Itau SA	506,872	1,527,093
		10,957,545
Diversified financial services – 0.0%
Grupo de Inversiones Suramericana SA	18,773	229,276
		11,186,821
Information technology – 0.1%
Technology hardware, storage and peripherals – 0.1%
Samsung Electronics Company, Ltd.	150,006	5,610,595
Materials – 0.0%
Chemicals – 0.0%
Braskem SA, A Shares	20,883	254,320
FUCHS PETROLUB SE	4,284	224,661
LG Chem, Ltd.	1,388	252,451
Sociedad Quimica y Minera de Chile
SA, B Shares	13,508	706,198
		1,437,630
Metals and mining – 0.0%
Gerdau SA	130,483	517,561
		1,955,191
Telecommunication services – 0.0%
Diversified telecommunication services – 0.0%
Telefonica Brasil SA	56,054	683,810
Utilities – 0.0%
Electric utilities – 0.0%
Centrais Eletricas Brasileiras SA, B
Shares (A)	27,179	122,036
Cia Energetica de Minas Gerais	103,948	213,723
		335,759
TOTAL PREFERRED SECURITIES (Cost $32,029,607)		$29,541,680

EXCHANGE-TRADED FUNDS – 0.5%
iShares MSCI India ETF	455,724	15,335,113
iShares MSCI Russia ETF (C)	65,935	2,220,691
VanEck Vectors Russia ETF	1,074,198	22,676,320
TOTAL EXCHANGE-TRADED FUNDS (Cost $41,095,208)		$40,232,124

RIGHTS – 0.0%
Altice NV (Expiration
Date: 6-5-18) (A)(E)	52,604	383,738
Community Health Systems, Inc. (A)(E)	70,775	623
Ferrovial SA (Expiration
Date: 6-1-18) (A)(E)	27,480	10,023
Rolls-Royce Holdings PLC (Expiration
Date: 7-2-18) (A)(E)	16,466,320	21,890
TOTAL RIGHTS (Cost $412,287)		$416,274

WARRANTS – 0.0%
Indorama Ventures PCL (Expiration
Date: 8-24-18; Strike Price: THB
43.00) (A)	11,692	5,446
TOTAL WARRANTS (Cost $0)		$5,446

SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust,
1.8769% (F)(G)	14,901,105	149,078,100
TOTAL SECURITIES LENDING COLLATERAL (Cost
$149,060,228)		$149,078,100

SHORT-TERM INVESTMENTS – 2.1%
U.S. Government Agency – 2.0%
Federal Home Loan Bank
Discount Notes
1.630%, 06/01/2018 *	$13,000,000	13,000,000
1.665%, 06/01/2018 *	23,500,000	23,500,000
1.685%, 06/25/2018 *	9,000,000	8,989,083
1.690%, 06/05/2018 *	20,000,000	19,995,960
1.705%, 06/21/2018 *	25,000,000	24,974,725
Tennessee Valley Authority
Discount Notes
1.723%, 06/12/2018 *	30,000,000	29,983,320
1.750%, 06/19/2018 *	30,000,000	29,972,700
		150,415,788
Repurchase agreement – 0.1%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $11,973,246 on 6-1-18,
collateralized by $12,245,000
U.S. Treasury Notes, 2.125% -
2.750% due 5-31-23 to 2-29-24
(valued at $12,218,952,
including interest)	11,973,000	11,973,000
TOTAL SHORT-TERM INVESTMENTS (Cost $162,393,409)		$162,388,788
Total Investments (Strategic Equity Allocation Fund)
(Cost $7,018,619,116) – 101.4%		$7,699,684,949
Other assets and liabilities, net – (1.4%)		(102,839,498)
TOTAL NET ASSETS – 100.0%		$7,596,845,451

Currency Abbreviations

THB	Thai Bhat

Security Abbreviations and Legend

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
(A)	Non-income producing security.
(B)

These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(C)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $143,734,638.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	The rate shown is the annualized seven-day yield as of 5-31-18.
(G)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Canadian Dollar Currency Futures	87	Long	Jun 2018	$6,781,091	$6,717,705	$(63,386)
MSCI EAFE Index Futures	771	Long	Jun 2018	77,659,534	76,598,850	(1,060,684)
MSCI Emerging Markets Index Futures	450	Long	Jun 2018	26,658,014	25,238,250	(1,419,764)
Russell 2000 E-Mini Index Futures	19	Long	Jun 2018	1,517,156	1,552,490	35,334
S&P 500 Index E-Mini Futures	587	Long	Jun 2018	77,524,478	79,406,425	1,881,947
S&P Mid 400 Index E-Mini Futures	35	Long	Jun 2018	6,677,378	6,814,500	137,122
S&P/TSX 60 Index Futures	49	Long	Jun 2018	6,935,517	7,175,027	239,510
						$(249,921)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
JPY	7,650,000,000	USD	73,163,734	Royal Bank of Canada	6/8/2018	—	($2,825,836)
JPY	6,880,000,000	USD	63,170,086	State Street Trust Canada	6/15/2018	$117,531	—
USD	72,233,714	JPY	7,650,000,000	State Street Trust Canada	6/8/2018	1,895,816	—
USD	64,252,173	JPY	6,880,000,000	State Street Trust Canada	6/15/2018	964,556	—
						$2,977,903	($2,825,836)

Derivatives Currency Abbreviations

JPY	Japanese Yen
USD	U.S. Dollar

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS – 68.4%
U.S. Government – 16.9%
U.S. Treasury Bonds
2.500%, 02/15/2045	$20,300,000	$18,384,188
2.750%, 08/15/2042 to 11/15/2042	52,300,000	50,012,500
2.875%, 05/15/2043	10,800,000	10,550,250
3.000%, 05/15/2042 to 02/15/2048	40,200,000	40,121,274
3.125%, 02/15/2043 to 08/15/2044 (A)	51,600,000	52,666,031
3.375%, 05/15/2044	13,700,000	14,594,781
3.625%, 08/15/2043 to 02/15/2044	12,300,000	13,638,508
3.750%, 11/15/2043	14,900,000	16,848,641
4.250%, 05/15/2039 (A)	1,500,000	1,803,691
4.375%, 05/15/2040	3,600,000	4,415,063
4.500%, 08/15/2039	2,400,000	2,982,469
4.625%, 02/15/2040	2,100,000	2,657,074
U.S. Treasury Notes
1.875%, 07/31/2022	13,400,000	12,989,625
1.875%, 08/31/2022 (A)	7,200,000	6,973,031
2.000%, 10/31/2022	800,000	778,000
2.125%, 09/30/2024 (A)	54,600,000	52,537,570
2.250%, 08/15/2027	52,400,000	49,800,468
2.375%, 05/15/2027	28,400,000	27,323,906
		379,077,070
U.S. Government Agency – 51.5%
Federal Home Loan Mortgage Corp.
3.500%, TBA (B)	10,000,000	9,953,852
3.551%, (12 month LIBOR +
1.801%), 11/01/2035 (C)	22,260	23,267
3.678%, (12 month LIBOR +
1.792%), 06/01/2034 (C)	34,675	36,661
4.000%, TBA (B)	24,000,000	24,480,938
4.000%, 05/01/2029 to 09/01/2035	437,078	451,982
4.081%, (1 Year CMT + 2.701%),
01/01/2029 (C)	12,885	13,380
4.500%, TBA (B)	12,000,000	12,501,640
4.500%, 10/01/2025 to 10/01/2041	247,084	260,146
5.500%, 04/01/2035 to 01/01/2040	790,016	862,917
6.000%, 08/01/2022 to 05/01/2040	10,133,760	11,302,574
Federal National Mortgage Association
2.310%, 08/01/2022	3,126,860	3,053,028
2.577%, (12 month Treasury Average
Index + 1.200%), 06/01/2043 (C)	242,060	243,835
2.640%, 06/01/2022	3,638,296	3,600,623
2.777%, (12 month Treasury Average
Index + 1.400%), 10/01/2040 (C)	22,062	22,382
2.870%, 09/01/2027	3,010,680	2,889,218
2.940%, 07/01/2022	1,457,576	1,456,748
3.000%, TBA (B)	249,000,000	241,744,574
3.000%, 04/01/2022 to 05/01/2022	109,166	109,700
3.008%, (12 month LIBOR +
1.258%), 11/01/2034 (C)	68,991	70,754
3.155%, 05/01/2022	5,022,228	5,055,701
3.221%, (12 month Treasury Average
Index + 1.850%), 11/01/2035 (C)	61,611	63,491
3.330%, 11/01/2021	302,370	306,001

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National
Mortgage Association (continued)
3.386%, (12 month LIBOR +
1.565%), 01/01/2035 (C)		$28,266	$28,922
3.428%, (12 month LIBOR +
1.678%), 05/01/2035 (C)		25,172	26,300
3.442%, (1 Year CMT + 2.182%),
09/01/2035 (C)		506,794	534,425
3.486%, (12 month LIBOR +
1.736%), 09/01/2035 (C)		36,298	37,973
3.500%, TBA (B)		392,000,000	390,413,757
3.500%, 01/01/2021 to 10/01/2030		2,105,629	2,141,998
3.537%, (12 month LIBOR +
1.777%), 07/01/2034 (C)		54,498	57,149
3.537%, (1 Year CMT + 2.238%),
01/01/2036 (C)		3,310,218	3,489,599
3.628%, (12 month LIBOR +
1.715%), 06/01/2035 (C)		139,097	147,080
3.679%, (12 month LIBOR +
1.506%), 05/01/2035 (C)		75,572	77,984
3.961%, (COFI + 1.254%),
05/01/2036 (C)		209,582	213,405
4.000%, TBA (B)		302,000,000	307,840,386
4.000%, 08/01/2018 to 08/01/2041		7,788,322	8,019,454
4.050%, (1 Year CMT + 2.175%),
03/01/2035 (C)		4,690	4,940
4.500%, TBA (B)		14,000,000	14,589,504
4.500%, 03/01/2019 to 07/01/2042		6,040,242	6,326,336
5.000%, TBA (B)		5,000,000	5,298,047
5.000%, 03/01/2023 to 05/01/2041		1,571,925	1,676,646
5.500%, 03/01/2021 to 09/01/2041		26,893,327	29,301,387
6.000%, TBA (B)		1,000,000	1,099,609
6.000%, 03/01/2021 to 05/01/2041		8,919,483	9,860,614
6.500%, 03/01/2036 to 11/01/2037		5,162	5,778
Government National
Mortgage Association
2.625%, (1 Year CMT + 1.500%),
05/20/2023 to 05/20/2030 (C)		70,120	71,246
2.750%, (1 Year CMT + 1.500%),
09/20/2021 (C)		5,887	5,923
3.000%, 12/15/2044		568,399	559,185
3.125%, (1 Year CMT + 1.500%),
10/20/2029 to 11/20/2029 (C)		85,441	87,310
3.375%, (1 Year CMT + 1.500%),
02/20/2024 to 02/20/2032 (C)		159,490	163,021
3.500%, TBA (B)		21,000,000	21,098,984
4.000%, TBA (B)		20,000,000	20,500,917
4.000%, 10/20/2044		52,092	53,781
5.000%, TBA (B)		8,000,000	8,359,850
5.000%, 10/15/2033 to 09/15/2040		6,903,798	7,416,321
U.S. Small Business Administration
5.130%, 09/01/2023		11,395	11,830
5.520%, 06/01/2024		231,770	240,432
			1,158,263,505
TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $1,547,313,134)			$1,537,340,575

FOREIGN GOVERNMENT OBLIGATIONS – 2.1%
Argentina – 0.3%
Republic of Argentina
6.250%, 04/22/2019		$6,850,000	6,897,950
Canada – 0.5%
Province of Ontario
1.650%, 09/27/2019		5,500,000	5,433,357
3.150%, 06/02/2022	CAD	1,400,000	1,107,766
4.400%, 04/14/2020		$800,000	824,433
Province of Quebec
3.500%, 07/29/2020		1,000,000	1,015,017
3.500%, 12/01/2022	CAD	600,000	482,416
4.250%, 12/01/2021		2,800,000	2,296,665
			11,159,654
Greece – 0.2%
Republic of Greece
4.750%, 04/17/2019 (D)	EUR	3,700,000	4,421,163
Japan – 0.6%
Japan Bank for International Cooperation
2.875%, 07/21/2027		$6,600,000	6,400,602
Japan Finance Organization for
Municipalities
2.625%, 04/20/2022 (D)		7,000,000	6,844,883
			13,245,485
Qatar – 0.5%
Government of Qatar
4.500%, 04/23/2028 (D)		6,000,000	6,011,658
5.103%, 04/23/2048 (D)		5,700,000	5,671,500
			11,683,158
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost
$49,555,498)			$47,407,410

CORPORATE BONDS – 41.6%
Consumer discretionary – 3.6%
Amazon.com, Inc.
3.150%, 08/22/2027 (D)		3,900,000	3,759,304
American Honda Finance Corp. (3
month LIBOR + 0.350%) 2.713%,
11/05/2021 (C)		6,500,000	6,506,934
Charter Communications Operating LLC
4.464%, 07/23/2022		2,800,000	2,856,154
Daimler Finance North America LLC
2.300%, 02/12/2021 (D)		4,000,000	3,899,382
3.100%, 05/04/2020 (D)		5,700,000	5,702,351
3.350%, 05/04/2021 (D)		5,700,000	5,705,873
Daimler Finance North America LLC (3
month LIBOR + 0.430%) 2.785%,
02/12/2021 (C)(D)		11,800,000	11,809,409
Discovery Communications LLC
5.625%, 08/15/2019		300,000	309,273
Ford Motor Credit Company LLC
2.343%, 11/02/2020		1,600,000	1,562,947
2.551%, 10/05/2018		7,566,000	7,566,458
2.597%, 11/04/2019		4,100,000	4,075,942
General Motors Financial Company, Inc.
2.450%, 11/06/2020		5,800,000	5,675,587
3.150%, 01/15/2020		4,300,000	4,302,615
3.200%, 07/13/2020		3,300,000	3,295,441
General Motors Financial Company, Inc.
(3 month LIBOR + 0.930%) 3.272%,
04/13/2020 (C)		6,500,000	6,548,815
McDonald’s Corp. (3 month LIBOR +
0.430%) 2.759%, 10/28/2021 (C)		5,600,000	5,598,193
Wynn Las Vegas LLC
5.500%, 03/01/2025 (D)		900,000	882,000
			80,056,678
Consumer staples – 1.4%
Anheuser-Busch InBev Finance, Inc.
2.650%, 02/01/2021		4,050,000	4,011,474

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
BAT Capital Corp.
2.764%, 08/15/2022 (D)		$3,600,000	$3,469,042
3.557%, 08/15/2027 (D)		5,500,000	5,172,839
Campbell Soup Company
4.250%, 04/15/2021		500,000	512,191
Maple Escrow Subsidiary, Inc.
4.057%, 05/25/2023 (D)		5,700,000	5,732,971
Mondelez International, Inc.
3.625%, 05/07/2023		5,600,000	5,612,590
Philip Morris International, Inc.
2.375%, 08/17/2022		6,800,000	6,535,556
Reckitt Benckiser Treasury Services PLC
2.375%, 06/24/2022 (D)		1,100,000	1,054,741
			32,101,404
Energy – 1.3%
Andeavor Logistics LP
5.500%, 10/15/2019		1,695,000	1,738,901
Enbridge, Inc. (3 month LIBOR +
0.700%) 2.825%, 06/15/2020 (C)		5,300,000	5,328,949
Energy Transfer Partners LP
4.500%, 11/01/2023		4,500,000	4,538,156
Kerr-McGee Corp.
6.950%, 07/01/2024		2,363,000	2,719,494
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/01/2021 (D)		2,459,666	2,392,026
Odebrecht Drilling Norbe VIII/IX, Ltd.
(7.350% Cash or 6.350% PIK)
7.350%, 12/01/2026 (D)		3,937,273	2,067,068
Odebrecht Offshore Drilling
Finance, Ltd.
6.720%, 12/01/2022 (D)		128,909	121,046
Odebrecht Offshore Drilling
Finance, Ltd. (7.720% Cash or
2.048% PIK) 7.720%, 12/01/2026 (D)		388,765	111,770
Odebrecht Oil & Gas Finance, Ltd.
0.000%, 07/03/2018 (D)(E)		2,223,425	45,580
ONEOK Partners LP
8.625%, 03/01/2019		2,900,000	3,020,416
Petrobras Global Finance BV
6.125%, 01/17/2022		7,100,000	7,437,250
			29,520,656
Financials – 26.9%
ABN AMRO Bank NV
1.800%, 09/20/2019 (D)		700,000	689,443
Ally Financial, Inc.
4.750%, 09/10/2018		8,700,000	8,730,450
Ambac LSNI LLC (3 month LIBOR +
5.000%) 6.811%, 02/12/2023 (C)(D)		5,700,000	5,785,500
American Express Company
3.375%, 05/17/2021		5,600,000	5,607,618
American International Group, Inc.
6.400%, 12/15/2020		1,900,000	2,048,633
Aviation Capital Group LLC
3.875%, 05/01/2023 (D)		5,600,000	5,590,624
Banco do Brasil SA
6.000%, 01/22/2020 (D)		2,800,000	2,886,800
Banco Santander SA (6.250% to 9-11-21,
then 5 Year Euro Swap Rate +
5.640%) 09/11/2021 (E)	EUR	3,400,000	4,252,227
Bank of America Corp.
2.625%, 04/19/2021		$1,500,000	1,476,006
2.650%, 04/01/2019		2,800,000	2,799,995
3.300%, 01/11/2023		3,400,000	3,369,866
Bank of America Corp. (3 month LIBOR
+ 0.790%) 2.815%, 03/05/2024 (C)		3,400,000	3,394,594
Bank of America Corp. (3 month LIBOR
+ 0.650%) 2.958%, 10/01/2021 (C)		7,000,000	7,043,855
Bank of America Corp. (3 month LIBOR
+ 1.000%) 3.359%, 04/24/2023 (C)		4,400,000	4,450,600
Barclays Bank PLC (14.000% to
6-15-19, then 3 month GBP LIBOR +
13.400%) 06/15/2019 (E)	GBP	600,000	883,353
Barclays PLC (3 month LIBOR +
1.625%) 3.962%, 01/10/2023 (C)		$4,600,000	4,681,216
Barclays PLC (3 month LIBOR +
2.110%) 4.463%, 08/10/2021 (C)		10,400,000	10,810,520
Barclays PLC (7.000% to 9-15-19, then
5 Year British Pound Swap Rate +
5.084%) 09/15/2019 (E)	GBP	1,800,000	2,464,616
Barclays PLC (7.875% to 9-15-22, then
5 Year British Pound Swap Rate +
6.099%) 09/15/2022 (E)		4,300,000	6,152,411
BBVA Bancomer SA
6.500%, 03/10/2021 (D)		$1,500,000	1,556,250
Blackstone CQP Holdco LP
6.000%, 08/18/2021 (D)		4,600,000	4,588,500
6.500%, 03/20/2021 (D)		11,800,000	11,800,000
Boston Properties LP
3.850%, 02/01/2023		5,200,000	5,246,243
Capital One Financial Corp.
2.400%, 10/30/2020		5,800,000	5,679,399
4.250%, 04/30/2025		5,000,000	5,004,714
Capital One Financial Corp. (3 month
LIBOR + 0.450%) 2.809%,
10/30/2020 (C)		5,800,000	5,780,719
CIT Group, Inc.
3.875%, 02/19/2019		1,300,000	1,304,875
Citibank NA
3.050%, 05/01/2020		7,900,000	7,904,843
Citibank NA (3 month LIBOR +
0.320%) 2.678%, 05/01/2020 (C)		7,900,000	7,905,530
Citigroup, Inc.
2.700%, 10/27/2022		200,000	192,883
2.750%, 04/25/2022		6,600,000	6,410,212
2.900%, 12/08/2021		5,000,000	4,914,548
Citigroup, Inc. (3 month LIBOR +
0.960%) 3.320%, 04/25/2022 (C)		6,600,000	6,665,020
Cooperatieve Rabobank UA
4.375%, 08/04/2025		1,500,000	1,476,279
Corp. Financiera de Desarrollo SA
3.250%, 07/15/2019 (D)		4,100,000	4,102,050
Credit Suisse Group AG (3.869% to
1-12-28, then 3 month LIBOR +
1.410%) 01/12/2029 (D)		5,000,000	4,704,009
Credit Suisse Group Funding
Guernsey, Ltd.
3.450%, 04/16/2021		2,900,000	2,904,587
3.750%, 03/26/2025		5,800,000	5,596,793
3.800%, 06/09/2023		6,000,000	5,951,434
Deutsche Bank AG
3.300%, 11/16/2022		8,200,000	7,795,274
3.950%, 02/27/2023		4,200,000	4,078,464
4.250%, 10/14/2021		7,800,000	7,730,580
Deutsche Bank AG (3 month LIBOR +
0.970%) 3.312%, 07/13/2020 (C)		3,700,000	3,683,350
Deutsche Bank AG (3 month LIBOR +
1.910%) 4.263%, 05/10/2019 (C)		8,400,000	8,458,800

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Discover Financial Services (5.500% to
10-30-27, then 3 month LIBOR +
3.076%) 10/30/2027 (E)		$2,200,000	$2,139,500
Goodman US Finance Three LLC
3.700%, 03/15/2028 (D)		5,000,000	4,752,750
HSBC Holdings PLC
3.400%, 03/08/2021		5,300,000	5,311,333
HSBC Holdings PLC (3 month LIBOR +
2.240%) 4.287%, 03/08/2021 (C)		4,100,000	4,298,464
HSBC Holdings PLC (3.033% to
11-22-22, then 3 month LIBOR +
0.923%) 11/22/2023		7,400,000	7,195,760
ING Bank NV
2.625%, 12/05/2022 (D)		3,000,000	2,933,490
Jefferies Finance LLC
7.375%, 04/01/2020 (D)		3,500,000	3,521,875
JPMorgan Chase & Co.
2.400%, 06/07/2021		4,400,000	4,302,659
2.750%, 06/23/2020		9,100,000	9,036,289
JPMorgan Chase Bank NA (3 month
LIBOR + 0.250%) 2.605%,
02/13/2020 (C)		7,000,000	7,004,009
JPMorgan Chase Bank NA (3.086% to
4-26-20, then 3 month LIBOR +
0.350%) 04/26/2021		14,300,000	14,296,822
Lloyds Bank PLC
2.400%, 03/17/2020		1,500,000	1,481,800
Lloyds Bank PLC (12.000% to 12-16-24,
then 3 month LIBOR + 11.756%)
12/16/2024 (D)(E)		13,000,000	15,995,642
Lloyds Banking Group PLC
4.375%, 03/22/2028		5,800,000	5,718,194
Lloyds Banking Group PLC (7.000% to
6-27-19, then 5 Year British Pound
Swap Rate + 5.060%) 06/27/2019 (E)	GBP	2,200,000	3,017,684
LoanCore Capital Markets LLC
6.875%, 06/01/2020 (D)		$3,800,000	3,873,150
Mitsubishi UFJ Financial Group, Inc.
3.455%, 03/02/2023		3,600,000	3,578,632
Mitsubishi UFJ Financial Group, Inc. (3
month LIBOR + 1.880%) 3.886%,
03/01/2021 (C)		2,057,000	2,134,725
Mitsubishi UFJ Trust & Banking Corp.
2.450%, 10/16/2019 (D)		3,000,000	2,978,400
Mizuho Bank, Ltd.
2.400%, 03/26/2020 (D)		1,000,000	987,103
National Australia Bank, Ltd.
2.250%, 03/16/2021 (D)		4,700,000	4,599,823
Navient Corp.
4.875%, 06/17/2019		1,200,000	1,212,900
New York Life Global Funding
2.900%, 01/17/2024 (D)		6,100,000	5,932,988
Nordea Kredit Realkreditaktieselskab
1.000%, 10/01/2018	DKK	262,700,000	41,434,033
Nykredit Realkredit A/S
1.000%, 07/01/2018 to 10/01/2018		128,400,000	20,189,995
2.000%, 10/01/2018		25,700,000	4,066,297
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (D)		$400,000	414,600
Preferred Term Securities XVI, Ltd. (3
month LIBOR + 0.500%) 2.625%,
03/23/2035 (C)(D)		4,457,497	4,167,760
Preferred Term Securities XX, Ltd. (3
month LIBOR + 0.400%) 2.525%,
03/22/2038 (C)(D)		4,876,653	4,449,946
Realty Income Corp.
3.250%, 10/15/2022		7,600,000	7,503,235
Royal Bank of Canada
2.300%, 03/22/2021		4,700,000	4,611,256
Santander Holdings USA, Inc.
3.400%, 01/18/2023		3,900,000	3,774,458
Santander UK Group Holdings PLC
2.875%, 08/05/2021		4,200,000	4,097,789
Simon Property Group LP
2.750%, 06/01/2023		8,400,000	8,123,638
Skandinaviska Enskilda Banken AB
3.250%, 05/17/2021 (D)		5,700,000	5,698,005
Skandinaviska Enskilda Banken AB (3
month LIBOR + 0.430%) 2.751%,
05/17/2021 (C)(D)		5,600,000	5,596,472
Springleaf Finance Corp.
6.125%, 05/15/2022		2,000,000	2,040,000
6.875%, 03/15/2025		4,600,000	4,577,000
Sprint Spectrum Company LLC
4.738%, 03/20/2025 (D)		5,300,000	5,267,140
Sumitomo Mitsui Banking Corp.
2.514%, 01/17/2020		6,000,000	5,942,888
Sumitomo Mitsui Banking Corp. (3
month LIBOR + 0.310%) 2.665%,
10/18/2019 (C)		7,000,000	7,011,200
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 0.740%) 3.095%,
10/18/2022 (C)		6,800,000	6,813,736
Sumitomo Mitsui Financial Group, Inc.
(3 month LIBOR + 1.680%) 3.737%,
03/09/2021 (C)		3,500,000	3,611,370
Sumitomo Mitsui Trust Bank, Ltd. (3
month LIBOR + 0.510%) 2.535%,
03/06/2019 (C)(D)		200,000	200,454
Svenska Handelsbanken AB
3.350%, 05/24/2021		5,900,000	5,924,322
Synchrony Bank
3.650%, 05/24/2021		5,800,000	5,814,664
The Charles Schwab Corp.
2.650%, 01/25/2023		10,900,000	10,602,955
The Goldman Sachs Group, Inc.
3.200%, 02/23/2023		6,000,000	5,873,307
3.500%, 01/23/2025		8,400,000	8,125,250
The Goldman Sachs Group, Inc. (2.876%
to 10-31-21, then 3 month LIBOR +
0.821%) 10/31/2022		8,200,000	7,997,724
The Royal Bank of Scotland Group PLC
(7.648% to 9-30-31, then 3 month
LIBOR + 2.500%) 09/30/2031 (E)		5,000,000	6,273,500
The Toronto-Dominion Bank
2.250%, 03/15/2021 (D)		1,000,000	979,636
2.500%, 01/18/2022 (D)		6,900,000	6,758,770
UBS AG (3 month LIBOR + 0.850%)
2.856%, 06/01/2020 (C)		300,000	302,988
UBS AG (3 month LIBOR + 0.320%)
2.355%, 12/07/2018 (C)(D)		6,900,000	6,906,058
UBS AG (3 month LIBOR + 0.580%)
2.627%, 06/08/2020 (C)(D)		7,800,000	7,829,554
UBS Group Funding Switzerland AG
3.000%, 04/15/2021 (D)		12,900,000	12,725,770
4.125%, 04/15/2026 (D)		4,900,000	4,854,554
US Bank NA (3 month LIBOR +
0.320%) 2.682%, 04/26/2021 (C)		6,800,000	6,800,110

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Wells Fargo & Company (3 month
LIBOR + 1.230%) 3.589%,
10/31/2023 (C)		$5,800,000	$5,917,035
Wells Fargo & Company, Series K (3
month LIBOR + 3.770%) 5.895%,
09/15/2018 (C)(E)		5,800,000	5,871,050
Wells Fargo Bank NA (3 month LIBOR
+ 0.650%) 2.675%, 12/06/2019 (C)		3,700,000	3,724,291
Westpac Banking Corp.
2.100%, 02/25/2021 (D)		6,200,000	6,049,369
3.050%, 05/15/2020		5,700,000	5,714,048
			605,493,902
Health care – 1.6%
Allergan Funding SCS
3.450%, 03/15/2022		700,000	690,756
Allergan Sales LLC
5.000%, 12/15/2021 (D)		6,500,000	6,747,024
Baxalta, Inc.
2.875%, 06/23/2020		5,500,000	5,448,178
Becton, Dickinson and Company
2.133%, 06/06/2019		5,000,000	4,957,400
CVS Health Corp.
2.800%, 07/20/2020		6,700,000	6,652,357
CVS Pass-Through Trust
6.943%, 01/10/2030		212,588	239,822
Endo Finance LLC
5.750%, 01/15/2022 (D)		1,750,000	1,456,875
GlaxoSmithKline Capital PLC
3.125%, 05/14/2021		5,700,000	5,713,750
Medtronic, Inc.
2.500%, 03/15/2020		1,150,000	1,144,060
Zimmer Biomet Holdings, Inc.
2.700%, 04/01/2020		3,800,000	3,770,717
			36,820,939
Industrials – 0.9%
ERAC USA Finance LLC
2.350%, 10/15/2019 (D)		600,000	594,674
General Electric Company (5.000% to
1-21-21, then 3 month LIBOR +
3.330%) 01/21/2021 (E)		1,000,000	988,000
International Lease Finance Corp.
7.125%, 09/01/2018 (D)		1,900,000	1,918,969
Owens Corning
4.200%, 12/01/2024		3,200,000	3,197,882
Park Aerospace Holdings, Ltd.
4.500%, 03/15/2023 (D)		7,000,000	6,667,500
Textron, Inc. (3 month LIBOR +
0.550%) 2.903%, 11/10/2020 (C)		5,700,000	5,702,010
			19,069,035
Information technology – 1.1%
Broadcom Corp.
3.625%, 01/15/2024		5,900,000	5,741,805
Dell International LLC
4.420%, 06/15/2021 (D)		3,000,000	3,052,959
5.450%, 06/15/2023 (D)		4,200,000	4,417,394
DXC Technology Company (3 month
LIBOR + 0.950%) 2.956%,
03/01/2021 (C)		6,600,000	6,606,724
Hewlett Packard Enterprise Company
2.850%, 10/05/2018		5,900,000	5,905,418
			25,724,300
Materials – 0.8%
Gerdau Holdings, Inc.
7.000%, 01/20/2020 (D)		1,500,000	1,562,250
Martin Marietta Materials, Inc. (3 month
LIBOR + 0.500%) 2.702%,
12/20/2019 (C)		4,000,000	4,010,545
Rio Oil Finance Trust
9.250%, 07/06/2024 (D)		545,051	588,655
9.750%, 01/06/2027 (D)		5,339,126	5,826,375
Syngenta Finance NV
4.441%, 04/24/2023 (D)		5,000,000	4,989,775
			16,977,600
Real estate – 1.9%
Alexandria Real Estate Equities, Inc.
3.950%, 01/15/2028		2,800,000	2,712,281
4.300%, 01/15/2026		4,000,000	4,012,322
Essex Portfolio LP
3.250%, 05/01/2023		1,600,000	1,561,810
National Retail Properties, Inc.
3.500%, 10/15/2027		5,900,000	5,509,595
Physicians Realty LP
4.300%, 03/15/2027		7,250,000	7,070,913
Public Storage
3.094%, 09/15/2027		5,900,000	5,571,366
Spirit Realty LP
4.450%, 09/15/2026		200,000	191,764
Tesco Property Finance 6 PLC
5.411%, 07/13/2044	GBP	3,299,277	5,010,837
Washington Prime Group LP
5.950%, 08/15/2024		$12,000,000	11,620,231
			43,261,119
Telecommunication services – 0.6%
AT&T, Inc. (3 month LIBOR + 0.650%)
2.998%, 01/15/2020 (C)		5,600,000	5,631,472
AT&T, Inc. (3 month LIBOR + 0.950%)
3.298%, 07/15/2021 (C)		5,500,000	5,583,045
Verizon Communications, Inc.
3.376%, 02/15/2025		2,958,000	2,846,725
			14,061,242
Utilities – 1.5%
Dominion Energy, Inc. (3 month LIBOR
+ 0.600%) 2.930%, 05/15/2020 (C)(D)		6,800,000	6,806,254
FirstEnergy Corp.
3.900%, 07/15/2027		2,000,000	1,959,180
Florida Power & Light Company
3.700%, 12/01/2047		4,300,000	4,081,791
Pacific Gas & Electric Company
3.300%, 12/01/2027		4,800,000	4,432,035
Sempra Energy (3 month LIBOR +
0.450%) 2.575%, 03/15/2021 (C)		6,900,000	6,913,863
Southern Power Company (3 month
LIBOR + 0.550%) 2.752%,
12/20/2020 (C)(D)		3,200,000	3,204,551
The Southern Company (3 month
LIBOR + 0.700%) 3.008%,
09/30/2020 (C)(D)		5,800,000	5,826,749
			33,224,423
TOTAL CORPORATE BONDS (Cost
$945,103,198)			$936,311,298

MUNICIPAL BONDS – 0.5%
Chicago Transit Authority, Series A
(Illinois)
6.300%, 12/01/2021		115,000	121,694

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
MUNICIPAL BONDS (continued)
City of Chicago (Illinois)
5.633%, 01/01/2020	$2,100,000	$2,112,894
7.750%, 01/01/2042	1,600,000	1,732,720
Iowa Tobacco Settlement Authority
6.500%, 06/01/2023	505,000	513,772
University of California
6.270%, 05/15/2031	5,300,000	5,466,420
TOTAL MUNICIPAL BONDS (Cost $9,587,490)		$9,947,500

COLLATERALIZED MORTGAGE
OBLIGATIONS – 10.9%
Commercial and residential – 7.3%
Alliance Bancorp Trust
Series 2007-OA1, Class A1 (1 month
LIBOR + 0.240%)
2.200%, 07/25/2037 (C)	934,902	801,942
American Home Mortgage Investment
Trust
Series 2004-4, Class 4A (6 month
LIBOR + 2.000%)
4.520%, 02/25/2045 (C)	46,353	47,142
Banc of America Mortgage Trust
Series 2005-F, Class 2A2
3.696%, 07/25/2035 (F)	679,815	634,696
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (D)(F)	1,420,055	1,145,171
Series 2011-RR5, Class 12A1,
4.960%, 03/26/2037 (D)	345,129	343,470
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (D)(F)	1,653,184	1,691,786
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (D)(F)	545,435	544,303
Bear Stearns Adjustable Rate
Mortgage Trust
Series 2004-8, Class 2A1,
3.690%, 11/25/2034 (F)	542,670	529,335
Series 2005-1, Class 2A1,
3.619%, 03/25/2035 (F)	1,223,102	1,195,096
Series 2003-8, Class 2A1,
3.808%, 01/25/2034 (F)	144,014	147,124
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
3.677%, 09/25/2035 (F)	330,027	270,471
Series 2005-8, Class 21A1,
3.721%, 10/25/2035 (F)	3,511,759	3,522,855
Bella Vista Mortgage Trust
Series 2005-1, Class 2A (1 month
LIBOR + 0.540%)
2.493%, 02/22/2035 (C)	925,411	882,816
CGMS Commercial Mortgage Trust
Series 2017-MDRA, Class A
3.656%, 07/10/2030 (D)	3,000,000	2,979,824
Citigroup Commercial Mortgage Trust
Series 2017-1500, Class A (1 month
LIBOR + 0.850%)
2.769%, 07/15/2032 (C)(D)	5,600,000	5,608,473
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class A1A (1 Year
CMT + 2.400%),
4.490%, 05/25/2035 (C)	167,733	168,474
Series 2005-11, Class A2A (1 Year
CMT + 2.400%),
3.630%, 10/25/2035 (C)	1,427,758	1,444,559
Series 2005-6, Class A1R (1 Year
CMT + 2.100%),
3.410%, 09/25/2035 (C)	1,525,490	1,546,246
Series 2007-10, Class 2A3A,
3.793%, 09/25/2037 (F)	1,999,181	1,905,481
Countrywide Alternative Loan Trust
Series 2004-27CB, Class A1,
6.000%, 12/25/2034	1,749,043	1,762,084
Series 2005-31, Class 2A1 (1 month
LIBOR + 0.300%),
2.260%, 08/25/2035 (C)	3,818,495	3,565,120
Series 2006-OC7, Class 2A2A (1
month LIBOR + 0.170%),
2.130%, 07/25/2046 (C)	2,248,255	2,139,235
Series 2007-J1, Class 2A8,
6.000%, 03/25/2037	1,864,719	1,214,918
Series 2007-OA6, Class A1B (1
month LIBOR + 0.200%),
2.160%, 06/25/2037 (C)	4,456,483	4,307,774
Series 2005-62, Class 2A1 (12 month
Treasury Average Index + 1.000%),
2.558%, 12/25/2035 (C)	2,297,938	2,092,432
Series 2005-81, Class A1 (1 month
LIBOR + 0.280%),
2.240%, 02/25/2037 (C)	2,586,694	2,330,549
Countrywide Home Loan Mortgage Pass
Through Trust
Series 2004-22, Class A3,
3.508%, 11/25/2034 (F)	491,344	489,240
Series 2004-HYB9, Class 1A1,
3.581%, 02/20/2035 (F)	432,554	437,027
Series 2005-28, Class A4,
5.500%, 12/25/2035	948,104	845,373
Series 2005-HYB9, Class 3A2A (12
month LIBOR + 1.750%),
3.462%, 02/20/2036 (C)	105,672	92,997
Credit Suisse Commercial Mortgage
Trust
Series 2010-18, Class R
3.500%, 04/26/2038 (D)(F)	746,202	742,084
CSAIL Commercial Mortgage Trust
Series 2016-C7, Class ASB
3.314%, 11/15/2049	3,000,000	2,980,231
DSLA Mortgage Loan Trust
Series 2006-AR2, Class 1A1A (1
month LIBOR + 0.190%)
2.138%, 10/19/2036 (C)	2,182,296	1,816,857
First Horizon Mortgage Pass-Through
Trust
Series 2004-AR7, Class 4A1
3.767%, 02/25/2035 (F)	559,239	559,688
GreenPoint Mortgage Funding Trust
Series 2006-AR2, Class 4A1 (12
month Treasury Average Index +
2.000%)
3.558%, 03/25/2036 (C)	2,862,148	2,676,005
GS Mortgage Securities Trust
Series 2016-GS4, Class 225B,
2.994%, 11/10/2029 (D)	3,305,000	3,263,371
Series 2016-RENT, Class A,
3.203%, 02/10/2029 (D)	4,700,000	4,702,594

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
GSMPS Mortgage Loan Trust
Series 2006-RP1, Class 1AF2 (1
month LIBOR + 0.350%)
2.310%, 01/25/2036 (C)(D)		$232,320	$206,723
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1,
3.670%, 09/25/2035 (F)		4,029,230	4,102,750
Series 2005-AR7, Class 6A1,
3.656%, 11/25/2035 (F)		457,571	461,139
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A (1 month
LIBOR + 0.440%)
2.388%, 05/19/2035 (C)		148,078	142,264
Hilton USA Trust
Series 2016-SFP, Class A
2.828%, 11/05/2035 (D)		5,800,000	5,647,828
HomeBanc Mortgage Trust
Series 2005-4, Class A1 (1 month
LIBOR + 0.270%)
2.230%, 10/25/2035 (C)		3,073,188	3,063,074
IndyMac INDX Mortgage Loan Trust
Series 2006-R1, Class A3
3.548%, 12/25/2035 (F)		3,821,812	3,634,784
JPMorgan Alternative Loan Trust
Series 2006-S3, Class A6
6.120%, 08/25/2036		1,075,003	1,013,805
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2016-JP4, Class ASB
3.474%, 12/15/2049 (F)		5,000,000	4,992,306
JPMorgan Mortgage Trust
Series 2005-S3, Class 1A2
5.750%, 01/25/2036		62,285	50,438
Landmark Mortgage Securities No. 3
PLC
Series 3, Class A (3 month GBP
LIBOR + 0.280%)
1.066%, 04/17/2044 (C)	GBP	1,752,217	2,243,040
Lehman XS Trust
Series 2007-4N, Class 3A2A (12
month Treasury Average Index +
0.750%)
2.308%, 03/25/2047 (C)		$3,361,491	3,240,495
Merrill Lynch Alternative Note Asset
Trust
Series 2007-F1, Class 2A8
6.000%, 03/25/2037		2,573,605	2,027,910
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
3.417%, 04/25/2035 (F)		199,173	191,472
Series 2005-2, Class 1A (6 month
LIBOR + 1.250%),
2.911%, 10/25/2035 (C)		1,682,282	1,698,097
Series 2005-2, Class 3A (1 month
LIBOR + 1.000%),
2.907%, 10/25/2035 (C)		88,909	84,963
Series 2005-3, Class 4A (1 month
LIBOR + 0.250%),
2.210%, 11/25/2035 (C)		18,873	18,250
Series 2005-A6, Class 2A3 (1 month
LIBOR + 0.380%),
2.340%, 08/25/2035 (C)		682,506	682,841
Morgan Stanley Bank of America Merrill
Lynch Trust
Series 2016-C32, Class ASB
3.514%, 12/15/2049		2,500,000	2,510,740
Morgan Stanley Capital I Trust
Series 2014-CPT, Class AM,
3.402%, 07/13/2029 (D)(F)		4,800,000	4,799,652
Series 2016-UB12, Class ASB,
3.436%, 12/15/2049		3,000,000	3,000,399
Morgan Stanley Re-REMIC Trust
Series 2010-R4, Class 4B (1 month
LIBOR + 0.230%)
2.674%, 02/26/2037 (C)(D)		5,306,050	4,587,966
Opteum Mortgage Acceptance Corp.
Series 2005-5, Class 1A1D (1 month
LIBOR + 0.380%)
2.340%, 12/25/2035 (C)		1,136,592	1,123,138
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1 (1 month
LIBOR + 0.160%)
2.120%, 02/25/2037 (C)		6,477,325	5,609,915
RBSGC Mortgage Loan Trust
Series 2005-A, Class 1A
5.500%, 04/25/2035		1,095,699	1,062,304
RBSSP Resecuritization Trust
Series 2011-3, Class 2A1 (1 month
LIBOR + 0.250%),
2.147%, 02/26/2037 (C)(D)		2,158,461	2,104,696
Series 2011-4, Class 6A1 (1 month
LIBOR + 0.240%),
2.112%, 06/27/2036 (C)(D)		1,900,000	1,619,158
Residential Accredits Loans, Inc. Trust
Series 2005-QS13, Class 2A1 (1
month LIBOR + 0.700%),
2.660%, 09/25/2035 (C)		2,378,745	2,042,596
Series 2007-QO3, Class A1 (1 month
LIBOR + 0.160%),
2.120%, 03/25/2047 (C)		2,238,416	2,047,043
Residential Asset Securitization Trust
Series 2005-A1, Class A1
5.500%, 04/25/2035		2,645,731	2,704,266
Residential Funding Mortgage Securities
I Trust
Series 2004-S9, Class 1A23
5.500%, 12/25/2034		30,056	30,362
Sequoia Mortgage Trust
Series 6, Class A (1 month LIBOR +
0.640%)
2.588%, 04/19/2027 (C)		1,391,353	1,316,237
Structured Adjustable Rate Mortgage
Loan Trust
Series 2005-1, Class 2A
3.612%, 02/25/2035 (F)		7,566,480	7,520,867
Structured Asset Mortgage Investments
II Trust
Series 2005-AR5, Class A3 (1 month
LIBOR + 0.250%),
2.198%, 07/19/2035 (C)		575,953	560,005
Series 2005-AR8, Class A1A (1 month
LIBOR + 0.280%),
2.240%, 02/25/2036 (C)		245,564	226,465

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and
residential (continued)
Structured Asset Mortgage Investments
II Trust (continued)
Series 2007-AR2, Class 2A1 (1 month
LIBOR + 0.260%),
2.220%, 03/25/2037 (C)	$1,281,464	$951,297
WaMu Mortgage
Pass-Through Certificates
Series 2002-AR17, Class 1A (12
month Treasury Average Index +
1.200%),
2.758%, 11/25/2042 (C)	72,093	68,457
Series 2002-AR9, Class 1A (12 month
Treasury Average Index + 1.400%),
2.958%, 08/25/2042 (C)	170,442	166,107
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034	1,499,936	1,624,440
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034	4,255,994	4,589,812
Series 2005-AR13, Class A1A1 (1
month LIBOR + 0.290%),
2.250%, 10/25/2045 (C)	6,520,574	6,519,820
Series 2005-AR19, Class A1A1 (1
month LIBOR + 0.270%),
2.230%, 12/25/2045 (C)	934,086	933,960
Series 2006-8, Class A6,
4.562%, 10/25/2036	3,202,903	1,996,001
Wells Fargo Mortgage Backed
Securities Trust
Series 2004-CC, Class A1,
3.754%, 01/25/2035 (F)	255,578	260,968
Series 2005-AR4, Class 1A3,
3.995%, 04/25/2035 (F)	3,128,075	3,176,561
Series 2006-AR10, Class 1A1,
3.948%, 07/25/2036 (F)	972,653	949,530
Series 2006-AR2, Class 2A1,
3.787%, 03/25/2036 (F)	679,304	689,211
Series 2006-AR2, Class 2A5,
3.787%, 03/25/2036 (F)	1,072,764	1,060,641
Series 2007-4, Class A14,
6.000%, 04/25/2037	3,339,598	3,362,825
		164,144,461
U.S. Government Agency – 3.6%
Federal Home Loan Mortgage Corp.
Series 2204, Class Z,
7.500%, 12/20/2029	127,980	142,853
Series 2362, Class ZA,
6.500%, 09/15/2031	75,108	88,489
Series 2503, Class PZ,
6.000%, 09/15/2032	208,224	232,104
Series 2906, Class GZ,
5.000%, 09/15/2034	89,568	95,465
Series 2935, Class HJ,
5.000%, 02/15/2035	89,128	95,184
Series 4611, Class BF (1 month
LIBOR + 0.400%),
2.319%, 06/15/2041 (C)	5,000,875	5,027,992
Series 4620, Class AF (1 month
LIBOR + 0.440%),
2.327%, 11/15/2042 (C)	5,154,974	5,166,199
Series T-63, Class 1A1 (12 month
Treasury Average Index + 1.200%),
2.263%, 02/25/2045 (C)	58,566	58,736
Federal National Mortgage Association
Series 2002-56, Class ZQ,
6.000%, 09/25/2032	883,261	976,117
Series 2003-23, Class KP,
5.000%, 04/25/2033	86,966	92,514
Series 2003-W1, Class 1A1,
5.422%, 12/25/2042 (F)	98,695	103,353
Series 2003-W6, Class F (1 month
LIBOR + 0.350%),
2.247%, 09/25/2042 (C)	500,720	498,040
Series 2005-120, Class NF (1 month
LIBOR + 0.100%),
2.060%, 01/25/2021 (C)	607	607
Series 2005-9, Class ZA,
5.000%, 02/25/2035	202,483	217,053
Series 2006-5, Class 3A2,
3.561%, 05/25/2035 (F)	46,808	49,162
Series 2007-73, Class A1 (1 month
LIBOR + 0.060%),
2.020%, 07/25/2037 (C)	313,465	308,103
Series 2015-38, Class DF (1 month
LIBOR + 0.310%),
2.197%, 06/25/2055 (C)	4,289,779	4,291,184
Series 2016-62, Class AF (1 month
LIBOR + 0.450%),
2.337%, 09/25/2046 (C)	2,049,339	2,050,570
Government National
Mortgage Association
Series 2005-21, Class Z,
5.000%, 03/20/2035	324,791	352,908
Series 2015-H16, Class FM (1 month
LIBOR + 0.600%),
2.483%, 07/20/2065 (C)	7,536,111	7,577,262
Series 2015-H31, Class FT (1 month
LIBOR + 0.650%),
2.533%, 11/20/2065 (C)	4,490,820	4,505,877
Series 2016-154, Class WF (1 month
LIBOR + 0.400%),
2.307%, 11/20/2045 (C)	3,009,355	2,999,641
Series 2016-H07, Class FK (1 month
LIBOR + 1.000%),
2.883%, 03/20/2066 (C)	7,697,605	7,878,106
Series 2016-H20, Class PT,
4.378%, 09/20/2066 (F)	5,713,721	6,351,794
Series 2017-H01, Class FC (1 month
LIBOR + 0.950%),
2.833%, 12/20/2066 (C)	4,932,856	5,037,495
Series 2017-H07, Class FG (1 month
LIBOR + 0.460%),
2.343%, 02/20/2067 (C)	4,850,823	4,856,755
Series 2017-H15, Class FE (12 month
LIBOR + 0.800%),
2.530%, 07/20/2067 (C)	4,832,635	5,009,978
Series 2017-H18, Class FB (12 month
LIBOR + 0.800%),
2.500%, 09/20/2067 (C)	5,022,449	5,205,463
Series 2018-38, Class WF (1 month
LIBOR + 0.300%),
2.183%, 10/20/2043 (C)	11,447,551	11,425,141
		80,694,145
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $241,669,543)		$244,838,606

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES – 16.6%
Allegro CLO I, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.220%)
3.579%, 01/30/2026 (C)(D)	$5,998,972	$6,002,547
AmeriCredit Automobile
Receivables Trust
Series 2017-1, Class A2A
1.510%, 05/18/2020	1,705,674	1,702,063
Series 2018-1, Class A1
2.450%, 05/20/2019	3,000,000	3,000,058
Series 2018-1, Class A2B (1 month
LIBOR + 0.230%)
2.230%, 07/19/2021 (C)	3,800,000	3,800,038
Apidos CLO XVI
Series 2013-16A, Class A1R (3 month
LIBOR + 0.980%)
3.335%, 01/19/2025 (C)(D)	2,978,225	2,978,657
Apidos CLO XVIII
Series 2014-18A, Class A1R (3 month
LIBOR + 1.120%)
3.482%, 07/22/2026 (C)(D)	4,500,000	4,501,944
Ares XXIX CLO, Ltd.
Series 2014-1A, Class A1R (3 month
LIBOR + 1.190%)
3.543%, 04/17/2026 (C)(D)	5,000,000	5,001,985
Bayview Opportunity Master Fund IIIb
Trust
Series 2017-RN6, Class A1
3.105%, 08/28/2032 (D)	1,767,877	1,757,653
Bear Stearns Asset Backed Securities
Trust
Series 2005-1, Class M2 (1 month
LIBOR + 2.100%)
4.060%, 03/25/2035 (C)	1,855,859	1,854,725
BlueMountain CLO, Ltd.
Series 2013-3A, Class AR (3 month
LIBOR + 0.890%)
3.249%, 10/29/2025 (C)(D)	3,590,796	3,592,408
Capital Auto Receivables Asset Trust
Series 2018-1, Class A2B (1 month
LIBOR + 0.170%)
2.118%, 10/20/2020 (C)(D)	5,800,000	5,795,566
Capital One Multi-Asset Execution Trust
Series 2014-A3, Class A3 (1 month
LIBOR + 0.380%)
2.299%, 01/18/2022 (C)	3,915,000	3,923,027
Series 2016-A1, Class A1 (1 month
LIBOR + 0.450%)
2.369%, 02/15/2022 (C)	6,900,000	6,921,360
Carlyle Global Market Strategies
CLO, Ltd.
Series 2014-5A, Class A1R (3 month
LIBOR + 1.140%)
3.488%, 10/16/2025 (C)(D)	5,000,000	4,999,775
Cent CLO 21, Ltd.
Series 2014-21A, Class A1BR (3
month LIBOR + 1.210%)
3.576%, 07/27/2026 (C)(D)	5,200,000	5,200,910
Chase Issuance Trust
Series 2017-A1, Class A (1 month
LIBOR + 0.300%)
2.219%, 01/18/2022 (C)	5,100,000	5,109,691
CIFC Funding, Ltd.
Series 2015-5A, Class A1 R (3 month
LIBOR + 0.860%)
3.220%, 10/25/2027 (C)(D)	3,400,000	3,399,949
CIT Mortgage Loan Trust
Series 2007-1, Class 1A (1 month
LIBOR + 1.350%)
3.310%, 10/25/2037 (C)(D)	4,044,466	4,079,845
Citigroup Mortgage Loan Trust
Series 2004-OPT1, Class, M3 (1
month LIBOR + 0.945%)
2.905%, 10/25/2034 (C)	5,000,000	5,015,219
Series 2007-AMC1, Class A1 (1
month LIBOR + 0.160%)
2.120%, 12/25/2036 (C)(D)	3,048,413	2,001,065
Countrywide Asset-Backed Certificates
Series 2005-1, Class MV6 (1 month
LIBOR + 0.730%)
2.690%, 07/25/2035 (C)	4,300,000	4,320,856
Series 2005-17, Class MV1 (1 month
LIBOR + 0.460%)
2.420%, 05/25/2036 (C)	5,300,000	5,204,225
Series 2005-BC4, Class M7 (1 month
LIBOR + 1.725%)
3.685%, 05/25/2035 (C)	2,000,000	2,043,938
Series 2006-11, Class 2AV (1 month
LIBOR + 0.150%)
2.110%, 09/25/2046 (C)	2,423,309	2,402,650
Series 2006-25, Class 2A4 (1 month
LIBOR + 0.220%)
2.180%, 06/25/2047 (C)	9,100,000	8,516,680
Series 2006-26, Class 1A (1 month
LIBOR + 0.140%)
2.100%, 06/25/2037 (C)	3,086,419	2,911,625
Series 2007-2, Class 2A3 (1 month
LIBOR + 0.140%)
2.100%, 08/25/2037 (C)	1,882,649	1,848,334
Series 2007-9, Class 1A (1 month
LIBOR + 0.200%)
2.160%, 06/25/2047 (C)	2,756,694	2,448,978
Credit-Based Asset Servicing &
Securitization LLC
Series 2007-CB6, Class A3 (1 month
LIBOR + 0.220%)
2.180%, 07/25/2037 (C)(D)	3,218,925	2,144,325
CVP Cascade CLO-1, Ltd.
Series 2013-CLO1, Class A1R (3
month LIBOR + 1.150%)
3.498%, 01/16/2026 (C)(D)	4,258,568	4,259,952
Daimler Trucks Retail Trust
Series 2018-1, Class A1
2.200%, 04/15/2019 (D)	2,566,400	2,566,426
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR (3 month
LIBOR + 0.900%)
3.248%, 10/15/2027 (C)(D)	5,900,000	5,902,018
DT Auto Owner Trust
Series 2017-1A, Class A
1.560%, 06/15/2020 (D)	4,772	4,771
ECMC Group Student Loan Trust
Series 2018-1A, Class A (1 month
LIBOR + 0.750%)
2.710%, 02/27/2068 (C)(D)	5,822,578	5,822,571
EMC Mortgage Loan Trust
Series 2001-A Class A (1 month
LIBOR + 0.740%)
2.700%, 05/25/2040 (C)(D)	217,773	203,576

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Emerson Park CLO, Ltd.
Series 2013-1A, Class A1AR (3
month LIBOR + 0.980%)
3.328%, 07/15/2025 (C)(D)	$1,852,463	$1,852,737
Evans Grove CLO, Ltd.
Series 2018-1A, Class A1 (3 month
LIBOR + 0.920%)
3.239%, 05/28/2028 (C)(D)	4,700,000	4,700,000
Exeter Automobile Receivables Trust
Series 2017-1A, Class A
1.960%, 03/15/2021 (D)	1,275,414	1,272,197
First Franklin Mortgage Loan Trust
Series 2006-FF17, Class A5 (1 month
LIBOR + 0.150%)
2.110%, 12/25/2036 (C)	2,408,800	2,152,428
First Investors Auto Owner Trust
Series 2017-1A, Class A1
1.690%, 04/15/2021 (D)	1,882,549	1,874,904
Flagship CLO VIII, Ltd.
Series 2014-8A, Class AR (3 month
LIBOR + 1.250%)
3.598%, 01/16/2026 (C)(D)	5,000,000	5,002,325
Flagship VII, Ltd.
Series 2013-7A, Class A1R (3 month
LIBOR + 1.120%)
3.479%, 01/20/2026 (C)(D)	4,284,885	4,285,335
Ford Credit Floorplan Master Owner
Trust A
Series 2018-1, Class A2 (1 month
LIBOR + 0.280%)
2.177%, 05/15/2023 (C)	8,000,000	7,999,993
GM Financial Automobile Leasing Trust
Series 2017-1, Class A2A
1.670%, 09/20/2019	2,918,023	2,911,197
GM Financial Consumer Automobile
Series 2017-1A, Class A2A
1.510%, 03/16/2020 (D)	2,631,166	2,623,612
Golden Credit Card Trust
Series 2017-1A, Class A (1 month
LIBOR + 0.400%)
2.319%, 02/15/2021 (C)(D)	5,000,000	5,010,194
GSAA Trust
Series 2005-7, Class AF4
5.058%, 05/25/2035	3,100,000	3,156,408
GSAMP Trust
Series 2007-FM1, Class A2A (1
month LIBOR + 0.070%)
2.030%, 12/25/2036 (C)	223,896	117,668
Hertz Fleet Lease Funding LP
Series 2018-1, Class A1 (1 month
LIBOR + 0.500%)
2.409%, 05/10/2032 (C)(D)	5,600,000	5,600,000
Home Equity Mortgage Loan
Asset-Backed Trust
Series 2007-A, Class 1A (1 month
LIBOR + 0.220%)
2.180%, 04/25/2037 (C)	1,770,433	1,441,327
HSI Asset Loan Obligation Trust
Series 2007-WF1, Class A1 (1 month
LIBOR + 0.060%)
2.020%, 12/25/2036 (C)	361,812	160,099
Hyundai Auto Lease Securitization Trust
Series 2017-B, Class A2A
1.690%, 12/16/2019 (D)	3,803,377	3,788,335
Jamestown CLO V, Ltd.
Series 2014-5A, Class AR (3 month
LIBOR + 1.220%)
3.573%, 01/17/2027 (C)(D)	2,210,156	2,211,091
KVK CLO, Ltd.
Series 2013-1A, Class AR (3 month
LIBOR + 0.900%)
3.248%, 01/15/2028 (C)(D)	6,000,000	5,998,854
LoanCore Issuer, Ltd.
Series 2018-CRE1, Class A (1 month
LIBOR + 1.130%)
3.078%, 05/15/2028 (C)(D)	5,600,000	5,605,290
Mastr Asset Backed Securities Trust
Series 2005-WF1, Class M2 (1 month
LIBOR + 0.645%)
2.605%, 06/25/2035 (C)	496,341	496,847
Series 2006-NC2, Class A3 (1 month
LIBOR + 0.110%)
2.070%, 08/25/2036 (C)	2,489,877	1,377,452
Series 2007-HE2, Class A1 (1 month
LIBOR + 1.150%)
3.110%, 08/25/2037 (C)	3,593,550	3,111,931
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C (1 month
LIBOR + 0.230%)
2.190%, 11/25/2037 (C)	2,683,127	1,529,321
Morgan Stanley ABS Capital I, Inc.
Trust
Series 2006-HE6, Class A2D (1 month
LIBOR + 0.240%)
2.200%, 09/25/2036 (C)	5,748,536	3,004,922
Series 2006-WMC1, Class A2C (1
month LIBOR + 0.310%)
2.270%, 12/25/2035 (C)	2,136,371	2,098,245
Morgan Stanley Capital I, Inc. Trust
Series 2006-HE2, Class A2C (1 month
LIBOR + 0.180%)
2.140%, 03/25/2036 (C)	95,379	75,489
Morgan Stanley Home Equity Loan Trust
Series 2007-2, Class A2 (1 month
LIBOR + 0.170%)
2.130%, 04/25/2037 (C)	1,134,303	768,608
Morgan Stanley Mortgage Loan Trust
Series 2007-5AX, Class 2A3 (1 month
LIBOR + 0.230%)
2.190%, 02/25/2037 (C)	1,001,079	510,893
Mountain Hawk III CLO, Ltd.
Series 2014-3A, Class AR (3 month
LIBOR + 1.200%)
3.555%, 04/18/2025 (C)(D)	4,500,000	4,501,886
Navient Private Education Loan Trust
Series 2018-BA, Class A1 (1 month
LIBOR + 0.350%)
2.418%, 12/15/2059 (C)(D)	4,900,000	4,900,000
Series 2018-BA, Class A2B (1 month
LIBOR + 0.720%)
2.788%, 12/15/2059 (C)(D)	1,900,000	1,900,000
Navient Student Loan Trust
Series 2017-3A, Class A1 (1 month
LIBOR + 0.300%)
2.260%, 07/26/2066 (C)(D)	3,503,046	3,506,257
Nelnet Student Loan Trust
Series 2006-1, Class A5 (3 month
LIBOR + 0.110%)
2.030%, 08/23/2027 (C)	4,414,575	4,408,911

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2008-4, Class A4 (3 month
LIBOR + 1.480%)
3.840%, 04/25/2024 (C)	$3,945,662	$3,965,353
Neuberger Berman CLO XIX, Ltd.
Series 2015-19A, Class A1R2 (3
month LIBOR + 0.800%)
3.148%, 07/15/2027 (C)(D)	5,000,000	4,998,975
New Century Home Equity Loan Trust
Series 2005-2, Class M4 (1 month
LIBOR + 0.945%)
2.905%, 06/25/2035 (C)	3,067,429	3,013,726
Series 2005-4, Class M2 (1 month
LIBOR + 0.510%)
2.470%, 09/25/2035 (C)	600,000	598,171
Series 2005-C, Class A2C (1 month
LIBOR + 0.250%)
2.147%, 12/25/2035 (C)	417,274	416,916
Oak Hill Credit Partners X, Ltd.
Series 2014-10A, Class AR (3 month
LIBOR + 1.130%)
3.489%, 07/20/2026 (C)(D)	5,000,000	5,001,845
Oaktree CLO, Ltd.
Series 2014-2A, Class A1AR (3
month LIBOR + 1.220%)
3.579%, 10/20/2026 (C)(D)	5,200,000	5,202,564
Octagon Investment Partners XIX, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.100%)
3.448%, 04/15/2026 (C)(D)	5,000,000	5,001,435
OHA Credit Partners IX, Ltd.
Series 2013-9A, Class A1R (3 month
LIBOR + 1.010%)
3.369%, 10/20/2025 (C)(D)	4,116,014	4,116,854
Ownit Mortgage Loan Asset Backed
Certificates
Series 2006-1, Class AF2
3.409%, 10/25/2035	2,115,232	1,326,321
OZLM IX, Ltd.
Series 2014-9A, Class A1R (3 month
LIBOR + 1.220%)
3.579%, 01/20/2027 (C)(D)	5,400,000	5,402,662
Palmer Square CLO, Ltd.
Series 2013-2A, Class A1AR (3
month LIBOR + 1.220%)
3.573%, 10/17/2027 (C)(D)	4,500,000	4,519,530
Park Place Securities, Inc.
Series 2005-WCW3, Class M1 (1
month LIBOR + 0.480%)
2.440%, 08/25/2035 (C)	439,207	437,529
Series 2005-WCW3, Class M2 (1
month LIBOR + 0.490%)
2.450%, 08/25/2035 (C)	2,000,000	1,906,292
RASC Trust
Series 2005-KS4, Class M2 (1 month
LIBOR + 0.870%)
2.830%, 05/25/2035 (C)	615,013	618,088
Regatta V Funding, Ltd.
Series 2014-1A, Class A1BR (3 month
LIBOR + 1.160%)
3.520%, 10/25/2026 (C)(D)	5,300,000	5,301,595
Saratoga Investment Corp. CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.550%)
3.909%, 10/20/2025 (C)(D)	4,500,000	4,512,209
Securitized Asset Backed
Receivables LLC Trust
Series 2006-FR3, Class A3 (1 month
LIBOR + 0.250%)
2.210%, 05/25/2036 (C)	2,075,994	1,376,547
Series 2007-HE1, Class A2A (1 month
LIBOR + 0.060%)
2.020%, 12/25/2036 (C)	404,763	146,796
Securitized Term Auto Receivables Trust
Series 2017-1A, Class A2A
1.510%, 04/25/2019 (D)	654,984	654,264
Seneca Park CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.120%)
3.473%, 07/17/2026 (C)(D)	3,000,000	3,000,960
SLM Student Loan Trust
Series 2007-3, Class A3 (3 month
LIBOR + 0.040%)
2.400%, 04/25/2019 (C)	968,739	965,713
Series 2008-9, Class A (3 month
LIBOR + 1.500%)
3.860%, 04/25/2023 (C)	2,835,655	2,891,063
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.050%, 12/26/2025 (D)	2,651,412	2,646,674
SoFi Professional Loan Program LLC
Series 2017-B, Class A1FX
1.830%, 05/25/2040 (D)	2,948,429	2,929,815
Series 2018-B, Class A1FX
2.640%, 08/25/2047 (D)	6,644,214	6,619,787
Specialty Underwriting & Residential
Finance Trust
Series 2005-BC2, Class M3 (1 month
LIBOR + 0.975%)
2.935%, 12/25/2035 (C)	1,936,973	1,932,024
SpringCastle America Funding LLC
Series 2016-AA, Class A
3.050%, 04/25/2029 (D)	2,899,122	2,890,652
Staniford Street CLO, Ltd.
Series 2014-1A, Class AR (3 month
LIBOR + 1.180%)
3.305%, 06/15/2025 (C)(D)	5,000,000	5,000,580
Structured Asset Investment Loan Trust
Series 2006-1, Class A4 (1 month
LIBOR + 0.310%)
2.270%, 01/25/2036 (C)	6,605,673	6,106,708
Sudbury Mill CLO, Ltd.
Series 2013-1A, Class A1R (3 month
LIBOR + 1.150%)
3.503%, 01/17/2026 (C)(D)	4,131,218	4,132,701
Series 2013-1A, Class A2R (3 month
LIBOR + 1.170%)
3.523%, 01/17/2026 (C)(D)	4,131,218	4,132,808
Symphony CLO XII, Ltd.
Series 2013-12A, Class AR (3 month
LIBOR + 1.030%)
3.378%, 10/15/2025 (C)(D)	2,262,892	2,263,111
TICP CLO III-2, Ltd.
Series 2018-3R, Class A (3 month
LIBOR + 0.840%)
3.199%, 04/20/2028 (C)(D)	4,500,000	4,499,789
Trillium Credit Card Trust II
Series 2018-1A, Class A (1 month
LIBOR + 0.250%)
2.218%, 02/27/2023 (C)(D)	9,100,000	9,100,000

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
VOLT LV LLC
Series 2017-NPL2, Class A1
3.500%, 03/25/2047 (D)	$3,378,730	$3,370,292
VOLT LVII LLC
Series 2017-NPL4, Class A1
3.375%, 04/25/2047 (D)	548,015	546,490
VOLT LXII LLC
Series 2017-NPL9, Class A1
3.125%, 09/25/2047 (D)	4,700,203	4,663,471
WaMu Asset-Backed Certificates Trust
Series 2007-HE3, Class 1A (1 month
LIBOR + 0.225%)
2.185%, 05/25/2047 (C)	3,813,437	3,653,356
Westlake Automobile Receivables Trust
Series 2017-1A, Class A2
1.780%, 04/15/2020 (D)	1,740,334	1,737,751
WhiteHorse X, Ltd.
Series 2015-10A, Class A1R (3 month
LIBOR + 0.930%)
3.285%, 04/17/2027 (C)(D)	5,600,000	5,600,000
Z Capital Credit Partners CLO, Ltd.
Series 2015-1A, Class A1R (3 month
LIBOR + 0.950%)
3.298%, 07/16/2027 (C)(D)	6,000,000	5,999,664
TOTAL ASSET BACKED SECURITIES (Cost
$366,257,945)		$374,395,247

PREFERRED SECURITIES – 0.3%
Real estate – 0.3%
Sovereign Real Estate Investment Trust,
12.000% (D)	5,520	6,486,002
TOTAL PREFERRED SECURITIES (Cost $7,424,400)		$6,486,002

PURCHASED OPTIONS – 0.1%
Calls – 0.0%
Exchange Traded Option on 10-Year
Canada Government Bond Futures
(Expiration Date: 8-17-18; Strike
Price: CAD 158.00; Notional
Amount: 257,000) (G)	257	991
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $136.00; Notional
Amount: 291,000) (G)	291	291
Exchange Traded Option on 30-Year
U.S. Treasury Bond Futures
(Expiration Date: 8-24-18; Strike
Price: $185.00; Notional
Amount: 3,000) (G)	3	3
Exchange Traded Option on Euro BTP
Futures (Expiration Date: 8-24-18;
Strike Price: $152.00; Notional
Amount: 20,000,000) (G)	200	2,338
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 8-24-18;
Strike Price: $197.00; Notional
Amount: 12,400,000) (G)	124	1,450
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 8-24-18;
Strike Price: $166.00; Notional
Amount: 65,200,000) (G)	652	22,867
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 8-24-18;
Strike Price: $168.00; Notional
Amount: 15,100,000) (G)	151	1,765
Exchange Traded Option on Euro-OAT
Futures (Expiration Date: 8-24-18;
Strike Price: $170.00; Notional
Amount: 26,400,000) (G)	264	3,086
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $170.00; Notional
Amount: 102,000) (G)	102	3,189
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $171.00; Notional
Amount: 100,000) (G)	100	3,125
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $172.00; Notional
Amount: 15,000) (G)	15	469
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $174.00; Notional
Amount: 149,000) (G)	149	2,328
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $175.00; Notional
Amount: 540,000) (G)	540	8,438
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $180.00; Notional
Amount: 16,000) (G)	16	16
Exchange Traded Option on U.S. Bond
Futures (Expiration Date: 8-24-18;
Strike Price: $186.00; Notional
Amount: 20,000) (G)	20	20
Over the Counter Option on the EUR vs.
USD (Expiration Date: 6-27-18; Strike
Price: EUR 1.27; Counterparty: BNP
Paribas SA) (G)(H)	7,700,000	9
		50,385
Puts – 0.1%
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $106.50; Notional
Amount: 400,000) (G)	400	400
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $107.00; Notional
Amount: 563,000) (G)	563	563
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $107.50; Notional
Amount: 337,000) (G)	337	337
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $108.00; Notional
Amount: 169,000) (G)	169	2,641
Exchange Traded Option on 10-Year
U.S. Treasury Note Futures
(Expiration Date: 8-24-18; Strike
Price: $108.50; Notional
Amount: 48,000) (G)	48	750

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
PURCHASED OPTIONS (continued)
Puts (continued)
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $105.75;
Notional Amount: 6,000) (G)		6	$47
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $106.25;
Notional Amount: 1,000,000) (G)		1,000	7,813
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $106.50;
Notional Amount: 1,324,000) (G)		1,324	10,344
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $106.75;
Notional Amount: 963,000) (G)		963	7,524
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $107.00;
Notional Amount: 681,000) (G)		681	5,321
Exchange Traded Option on 5-Year
U.S. Treasury Futures (Expiration
Date: 8-24-18; Strike Price: $107.25;
Notional Amount: 264,000) (G)		264	2,062
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 8-24-18;
Strike Price: $144.00; Notional
Amount: 30,000,000) (G)		300	3,507
Exchange Traded Option on Euro BUND
Futures (Expiration Date: 8-24-18;
Strike Price: $145.00; Notional
Amount: 85,300,000) (G)		853	9,972
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.905% (Expiration
Date: 8-20-18; Strike Rate: 2.905%;
Counterparty: Morgan Stanley &
Company, Inc.) (G)(H)		10,400,000	340,546
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.930% (Expiration
Date: 8-20-18; Strike Rate: 2.930%;
Counterparty: Goldman Sachs &
Company) (G)(H)		3,800,000	112,940
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.940% (Expiration
Date: 8-20-18; Strike Rate: 2.940%;
Counterparty: Goldman Sachs &
Company) (G)(H)		3,300,000	94,255
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.943% (Expiration
Date: 12-12-19; Strike Rate: 2.943%;
Counterparty: Goldman Sachs &
Company) (G)(H)		2,000,000	139,424
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a floating
rate based on 3-month LIBOR and
pay a fixed rate of 2.945% (Expiration
Date: 12-9-19; Strike Rate: 2.945%;
Counterparty: Merrill Lynch Pierce
Fenner & Smith) (G)(H)		7,700,000	532,898
Over the Counter Option on Federal
National Mortgage Association,
3.000% due 6-1-48 (Expiration
Date: 6-6-18; Strike Price: $76.00;
Counterparty: Credit Suisse
Securities) (G)(H)		32,000,000	0
Over the Counter Option on the USD vs.
CAD (Expiration Date: 6-28-18; Strike
Price: $1.21; Counterparty: UBS
AG) (G)(H)		16,700,000	50
			1,271,394
TOTAL PURCHASED OPTIONS (Cost $2,314,958)			$1,321,779

SHORT-TERM INVESTMENTS – 20.9%
Certificate of deposit – 1.1%
Barclays Bank PLC
1.940%, 09/04/2018 *		$18,200,000	18,175,215
Credit Suisse AG
2.507%, 09/28/2018 *		6,900,000	6,900,000
			25,075,215
Commercial paper – 0.2%
Toyota Industries
1.500%, 06/01/2018 *		5,000,000	4,999,783
Foreign government – 19.3%
Argentina Treasury Bill
2.720%, 07/27/2018 *		3,300,000	3,278,042
2.966%, 01/11/2019 *		3,200,000	3,124,685
2.973%, 11/16/2018 *		2,400,000	2,348,424
4.775%, 08/10/2018 *		4,800,000	4,760,726
4.801%, 06/29/2018 *		2,600,000	2,591,451
5.618%, 07/13/2018 *		1,400,000	1,393,057
6.694%, 10/26/2018 *		3,500,000	3,440,143
Federative Republic of Brazil
5.848%, 01/01/2019 *	BRL	104,600,000	27,034,664
6.327%, 10/01/2018 *		78,300,000	20,577,401
Hellenic Republic Treasury Bill
0.593%, 08/10/2018 *	EUR	4,100,000	4,785,112
0.694%, 11/02/2018 *		3,800,000	4,424,867
1.048%, 06/08/2018 *		8,400,000	9,819,239
1.186%, 03/15/2019 *		5,100,000	5,898,106
1.638%, 07/06/2018 *		6,800,000	7,943,343
Japan Treasury Discount Bill
(0.208)%, 06/04/2018 *	JPY	9,670,000,000	88,890,932
(0.206)%, 06/11/2018 *		420,000,000	3,860,904
(0.154)%, 07/30/2018 *		5,930,000,000	54,521,385
(0.141)%, 08/27/2018 *		2,480,000,000	22,804,031
(0.139)%, 08/06/2018 *		8,120,000,000	74,658,617
(0.137)%, 08/20/2018 *		2,700,000,000	24,826,300
(0.134)%, 07/09/2018 *		2,510,000,000	23,075,595
(0.121)%, 08/13/2018 *		4,280,000,000	39,353,181
			433,410,205

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Repurchase agreement – 0.3%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $7,605,156 on 6-1-18,
collateralized by $7,730,000
U.S. Treasury Notes, 2.750% due
5-31-23 (valued at $7,758,988,
including interest)	$7,605,000	$7,605,000
TOTAL SHORT-TERM INVESTMENTS (Cost $476,779,274)		$471,090,203
Total Investments (Total Return Fund)
(Cost $3,646,005,440) – 161.4%		$3,629,138,620
Other assets and liabilities, net – (61.4%)		(1,380,557,738)
TOTAL NET ASSETS – 100.0%		$2,248,580,882
SALE COMMITMENTS
OUTSTANDING - (0.3)%
U.S. Government Agency - (0.3)%
Federal Home Loan Mortgage Corp.
4.500%, TBA (B)	$(1,000,000)	$(1,043,203)
Government National Mortgage
Association
4.000%, TBA (B)	(5,500,000)	(5,643,515)
TOTAL SALE COMMITMENTS OUTSTANDING (Cost
$(6,683,477))		$(6,686,718)

Currency Abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen

Security Abbreviations and Legend

CMT	Constant Maturity Treasury
COFI	11th Federal Home Loan Bank District Cost of Funds Index
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
(A)	All or a portion of this security is segregated at the custodian as collateral for certain derivatives.
(B)	Security purchased or sold on a when-issued or delayed delivery basis.
(C)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $582,879,634 or 25.9% of the fund’s net assets as of 5-31-18.
(E)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Non-income producing security.
(H)	For this type of option, notional amounts are equivalent to number of contracts.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
10-Year U.S. Treasury Note Futures	1,091	Long	Sep 2018	$130,007,092	$131,397,312	$1,390,220
3-Month EURIBOR Futures	567	Long	Sep 2018	166,152,725	166,152,056	(669)
3-Month EURIBOR Futures	256	Long	Dec 2018	75,006,586	75,006,284	(302)
5-Year U.S. Treasury Note Futures	3,844	Long	Sep 2018	437,847,882	437,795,562	(52,320)
10-Year Australian Treasury Bond Futures	363	Short	Jun 2018	(35,288,880)	(35,414,394)	(125,514)
10-Year Canada Government Bond Futures	95	Short	Sep 2018	(9,745,607)	(9,960,126)	(214,519)
Euro-Buxl Futures	148	Short	Jun 2018	(28,554,987)	(29,544,807)	(989,820)
Eurodollar Futures	379	Short	Jun 2019	(92,168,025)	(92,163,325)	4,700
Eurodollar Futures	154	Short	Dec 2019	(37,400,810)	(37,404,675)	(3,865)
Eurodollar Futures	643	Short	Mar 2020	(156,131,192)	(156,152,550)	(21,358)
Eurodollar Futures	717	Short	Jun 2020	(174,093,037)	(174,114,488)	(21,451)
Eurodollar Futures	123	Short	Sep 2020	(29,861,369)	(29,865,938)	(4,569)
Euro-OAT Futures	886	Short	Jun 2018	(158,827,320)	(161,270,758)	(2,443,438)
German Euro BUND Futures	127	Short	Sep 2018	(24,032,603)	(24,063,924)	(31,324)
U.S. Treasury Long Bond Futures	1,029	Short	Sep 2018	(145,256,836)	(149,333,625)	(4,076,789)
						$(6,591,018)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

FORWARD FOREIGN CURRENCY CONTRACTS

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	1,910,078	USD	511,126	Credit Suisse International	6/4/2018	$1,777	—

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
BRL	101,500,000	USD	27,896,111	JPMorgan Chase Bank N.A.	7/3/2018	—	($715,649)
CAD	68,612,000	USD	53,479,245	Goldman Sachs Bank USA	6/4/2018	—	(559,587)
EUR	2,027,000	USD	2,404,560	Goldman Sachs Bank USA	8/15/2018	—	(21,789)
EUR	4,247,000	USD	5,073,614	JPMorgan Chase Bank N.A.	8/15/2018	—	(81,197)
GBP	25,332,000	USD	35,420,013	Standard Chartered Bank London	6/4/2018	—	(1,744,904)
GBP	25,332,000	USD	33,561,683	Citibank N.A.	7/3/2018	$163,896	—
GBP	750,000	USD	1,015,699	Citibank N.A.	8/15/2018	—	(15,204)
GBP	1,121,000	USD	1,507,869	JPMorgan Chase Bank N.A.	8/15/2018	—	(12,462)
JPY	5,140,800,000	USD	47,176,287	Citibank N.A.	8/15/2018	313,031	—
KRW	3,962,975,840	USD	3,728,000	Citibank N.A.	6/20/2018	—	(58,514)
KRW	1,840,216,668	USD	1,721,148	Credit Suisse International	6/20/2018	—	(17,214)
KRW	5,735,786,000	USD	5,405,000	Goldman Sachs Bank USA	6/20/2018	—	(93,995)
KRW	27,330,986,450	USD	25,312,328	HSBC Bank USA	6/20/2018	—	(5,420)
KRW	6,319,571,361	USD	5,833,000	Morgan Stanley Bank, N.A.	6/20/2018	18,557	—
MXN	192,663,000	USD	10,102,884	Barclays Bank PLC Wholesale	8/27/2018	—	(580,208)
SEK	367,850,000	USD	42,371,900	Royal Bank of Canada	8/15/2018	—	(426,692)
THB	7,317,037	USD	229,446	Morgan Stanley Bank, N.A.	6/20/2018	—	(606)
TWD	156,435,560	USD	5,410,000	Bank of America, N.A.	6/20/2018	—	(187,626)
TWD	5,723,190	USD	198,000	BNP Paribas SA	6/20/2018	—	(6,940)
TWD	311,099,900	USD	10,737,950	Deutsche Bank AG London	6/20/2018	—	(352,332)
TWD	151,669,200	USD	5,259,535	HSBC Bank USA	6/20/2018	—	(196,279)
TWD	235,353,512	USD	8,141,000	Standard Chartered Bank London	6/20/2018	—	(284,065)
USD	299,610	AUD	400,000	JPMorgan Chase Bank N.A.	6/4/2018	—	(2,890)
USD	334,403	AUD	441,000	JPMorgan Chase Bank N.A.	7/3/2018	839	—
USD	560,181	BRL	1,910,078	Credit Suisse International	6/4/2018	47,278	—
USD	30,323,853	BRL	101,500,000	Standard Chartered Bank London	7/3/2018	3,143,391	—
USD	23,202,062	BRL	78,300,000	JPMorgan Chase Bank N.A.	10/2/2018	2,403,550	—
USD	28,327,691	BRL	104,600,000	JPMorgan Chase Bank N.A.	1/3/2019	742,291	—
USD	1,718,532	CAD	2,209,000	Goldman Sachs Bank USA	6/4/2018	14,755	—
USD	53,970,760	CAD	69,158,000	JPMorgan Chase Bank N.A.	6/4/2018	629,978	—
USD	15,288,321	DKK	93,331,164	Deutsche Bank AG London	7/2/2018	596,093	—
USD	12,431,300	DKK	76,542,000	Bank of America, N.A.	10/1/2018	294,037	—
USD	11,412,723	DKK	70,746,000	BNP Paribas SA	10/1/2018	194,532	—
USD	9,729,890	DKK	59,112,000	Societe Generale	10/1/2018	356,502	—
USD	15,448,265	DKK	95,030,000	Standard Chartered Bank London	10/1/2018	379,360	—
USD	4,335,265	DKK	26,875,000	UBS AG	10/1/2018	73,697	—
USD	10,416,355	EUR	8,400,000	JPMorgan Chase Bank N.A.	6/8/2018	593,786	—
USD	8,264,332	EUR	6,800,000	HSBC Bank USA	7/6/2018	294,747	—
USD	4,894,294	EUR	4,100,000	Citibank N.A.	8/10/2018	76,513	—
USD	4,601,001	EUR	3,904,000	Bank of America, N.A.	8/15/2018	11,785	—
USD	23,377,123	EUR	19,956,000	BNP Paribas SA	8/15/2018	—	(81,479)
USD	24,809,539	EUR	21,057,000	Goldman Sachs Bank USA	8/15/2018	56,694	—
USD	5,737,070	EUR	4,775,000	JPMorgan Chase Bank N.A.	8/15/2018	123,980	—
USD	4,610,650	EUR	3,800,000	Bank of America, N.A.	11/2/2018	115,520	—
USD	6,540,893	EUR	5,100,000	HSBC Bank USA	3/15/2019	437,379	—
USD	33,506,636	GBP	25,332,000	Citibank N.A.	6/4/2018	—	(168,473)
USD	4,523,410	GBP	3,383,000	BNP Paribas SA	8/15/2018	10,511	—
USD	55,484,049	GBP	40,777,000	JPMorgan Chase Bank N.A.	8/15/2018	1,087,808	—
USD	20,284,167	JPY	2,150,000,000	BNP Paribas SA	6/4/2018	520,413	—
USD	14,804,338	JPY	1,570,000,000	Citibank N.A.	6/4/2018	372,201	—
USD	18,217,859	JPY	1,930,000,000	JPMorgan Chase Bank N.A.	6/4/2018	476,443	—
USD	37,896,446	JPY	4,020,000,000	UBS AG	6/4/2018	942,822	—
USD	379,916	JPY	40,000,000	Royal Bank of Canada	6/11/2018	12,075	—
USD	3,602,391	JPY	380,000,000	UBS AG	6/11/2018	107,897	—
USD	23,616,528	JPY	2,510,000,000	Citibank N.A.	7/9/2018	486,924	—
USD	42,862,216	JPY	4,660,000,000	JPMorgan Chase Bank N.A.	7/30/2018	—	(139,643)
USD	11,686,919	JPY	1,270,000,000	Morgan Stanley Bank, N.A.	7/30/2018	—	(32,471)
USD	49,730,702	JPY	5,420,000,000	Bank of America, N.A.	8/6/2018	—	(307,658)
USD	24,855,699	JPY	2,700,000,000	Citibank N.A.	8/6/2018	—	(71,159)
USD	26,983,345	JPY	2,930,000,000	Bank of America, N.A.	8/13/2018	—	(79,580)
USD	12,432,542	JPY	1,350,000,000	Citibank N.A.	8/13/2018	—	(36,724)
USD	65,226,785	JPY	7,109,600,000	Bank of America, N.A.	8/15/2018	—	(449,775)
USD	7,717,321	JPY	854,000,000	Citibank N.A.	8/15/2018	—	(171,700)
USD	12,816,188	JPY	1,412,400,000	Goldman Sachs Bank USA	8/15/2018	—	(231,181)
USD	40,211,828	JPY	4,358,500,000	JPMorgan Chase Bank N.A.	8/15/2018	—	(50,815)
USD	2,448,502	JPY	270,000,000	Citibank N.A.	8/20/2018	—	(46,519)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)
FORWARD FOREIGN CURRENCY CONTRACTS (continued)

					Contractual
					settlement	Unrealized	Unrealized
Contract to buy		Contract to sell		Counterparty (OTC)	date	appreciation	depreciation
USD	14,508,130	JPY	1,600,000,000	JPMorgan Chase Bank N.A.	8/20/2018	—	($277,184)
USD	7,525,444	JPY	830,000,000	Morgan Stanley Bank, N.A.	8/20/2018	—	(144,437)
USD	22,774,650	JPY	2,480,000,000	Bank of America, N.A.	8/27/2018	—	(153,327)
USD	41,855,388	KRW	45,243,581,260	HSBC Bank USA	6/20/2018	—	(37,545)
USD	4,900,000	MXN	93,338,630	Morgan Stanley Bank, N.A.	6/26/2018	$238,105	—
USD	2,560,000	MXN	47,334,400	Royal Bank of Scotland PLC	7/23/2018	206,718	—
USD	1,289,000	MXN	24,415,594	Morgan Stanley Bank, N.A.	7/24/2018	75,358	—
USD	2,400,000	MXN	44,724,000	JPMorgan Chase Bank N.A.	8/23/2018	187,987	—
USD	212,915	MXN	4,264,691	Barclays Bank PLC Wholesale	8/27/2018	2,126	—
USD	29,749,533	MXN	596,603,000	Citibank N.A.	8/27/2018	261,480	—
USD	9,619,390	MXN	192,621,309	Credit Suisse International	8/27/2018	98,775	—
USD	11,848,866	MXN	239,606,000	Goldman Sachs Bank USA	8/27/2018	5,958	—
USD	531,638	NZD	759,000	JPMorgan Chase Bank N.A.	6/5/2018	490	—
USD	6,839,127	SEK	59,643,191	Bank of America, N.A.	8/15/2018	38,132	—
USD	7,119,525	SEK	62,215,000	JPMorgan Chase Bank N.A.	8/15/2018	25,272	—
USD	230,763	THB	7,317,037	Standard Chartered Bank London	6/20/2018	1,923	—
USD	230,313	THB	7,317,037	Morgan Stanley Bank, N.A.	9/19/2018	735	—
USD	29,779,234	TWD	860,709,193	BNP Paribas SA	6/20/2018	1,045,707	—
ZAR	1,924,000	USD	151,901	Standard Chartered Bank London	8/8/2018	—	(2,049)
						$17,289,828	($7,845,292)

WRITTEN OPTIONS

Options on exchange-traded futures contracts

		Exercise	Expiration	Number of	Notional
Name of issuer		price	date	contracts	amount	Premium	Value
Calls
10-Year U.S. Treasury Note Futures	USD	121.00	Jun 2018	291	291,000	$69,824	$(67,855)
						$69,824	$(67,855)

Foreign currency options

			Exercise	Expiration	Notional
Description	Counterparty (OTC)		price	date	amount*	Premium	Value
Calls
Euro versus U.S. Dollar	BNP Paribas SA	EUR	1.26	Jun 2018	7,700,000	$38,341	$(9)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank, N.A.	USD	19.78	Jun 2018	24,500,000	202,983	(511,438)
U.S. Dollar versus Mexican Peso	HSBC Bank USA	USD	19.93	Jun 2018	8,400,000	70,980	(142,624)
U.S. Dollar versus Mexican Peso	The Royal Bank of Scotland PLC	USD	19.25	Jul 2018	10,000,000	147,400	(508,070)
U.S. Dollar versus Mexican Peso	Morgan Stanley Bank, N.A.	USD	20.01	Jul 2018	6,400,000	78,592	(172,640)
U.S. Dollar versus Mexican Peso	JPMorgan Chase Bank	USD	19.50	Aug 2018	10,000,000	164,900	(486,100)
						$703,196	$(1,820,881)
Puts
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jun 2018	7,200,000	40,289	(40,027)
British Pound versus U.S. Dollar	HSBC Bank USA	GBP	1.32	Jun 2018	4,700,000	26,520	(26,872)
British Pound versus U.S. Dollar	BNP Paribas SA	GBP	1.33	Jun 2018	3,744,000	19,242	(41,036)
British Pound versus U.S. Dollar	Citibank N.A.	GBP	1.32	Jul 2018	12,400,000	87,590	(118,388)
British Pound versus U.S. Dollar	HSBC Bank USA	GBP	1.33	Jul 2018	4,656,000	30,896	(63,132)
U.S. Dollar versus Canadian Dollar	Goldman Sachs Bank USA	USD	1.28	Jun 2018	6,800,000	31,416	(5,828)
U.S. Dollar versus Canadian Dollar	Goldman Sachs Bank USA	USD	1.25	Jun 2018	9,900,000	41,620	(2,099)
						$277,573	$(297,382)
						$980,769	$(2,118,263)

* For this type of option, notional amounts are equivalent to number of contracts.

Interest rate swaptions

		Floating	Pay/receive
		rate	floating	Exercise	Expiration		Notional
Description	Counterparty (OTC)	index	rate	rate	date		amount*	Premium	Value
Puts
5-Year Interest Rate Swap	Goldman Sachs Bank	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	31,200,000	$726,600	$(225,046)
	Morgan Stanley Capital
5-Year Interest Rate Swap	Services, Inc.	3 month USD LIBOR	Pay	2.800%	Aug 2018	USD	46,000,000	1,026,441	(331,798)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaptions (continued)

		Floating	Pay/receive
		rate	floating	Exercise	Expiration		Notional
Description	Counterparty (OTC)	index	rate	rate	date		amount*	Premium	Value
	Merril Lynch Pierce Fenner &
5-Year Interest Rate Swap	Smith	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	33,900,000	$370,280	$(701,852)
5-Year Interest Rate Swap	Goldman Sachs & Company	3 month USD LIBOR	Pay	2.750%	Dec 2019	USD	8,600,000	93,818	(178,687)
								$2,217,139	$(1,437,383)

* For this type of option, notional amounts are equivalent to number of contracts.

Credit default swaptions

	Counterparty		Buy/sell	Exercise	Expiration		Notional
Description	(OTC)	Index	protection	rate	date		amount*	Premium	Value
Puts
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	5,400,000	$8,135	$(1,081)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.800%	Jun 2018	USD	19,400,000	32,980	(7,370)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,500,000	1,763	(300)
5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	1,500,000	1,755	(300)
	Merril Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.900%	Jun 2018	USD	2,600,000	2,860	(520)
5-Year Credit Default Swap	Barclays Bank PLC	CDX.O.IG30	Sell	0.950%	Jul 2018	USD	5,800,000	9,976	(2,942)
5-Year Credit Default Swap	BNP Paribas SA	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	3,300,000	3,135	(4,450)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.850%	Jul 2018	USD	3,700,000	3,885	(2,956)
5-Year Credit Default Swap	Citibank N.A.	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	3,300,000	3,135	(4,450)
5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.O.IG30	Sell	0.725%	Jul 2018	USD	2,100,000	1,943	(3,356)
	Merril Lynch Pierce Fenner &
5-Year Credit Default Swap	Smith	CDX.O.IG30	Sell	0.750%	Jul 2018	USD	6,500,000	8,450	(8,765)
								$78,017	$(36,490)

* For this type of option, notional amounts are equivalent to number of contracts.

Inflation floors

		Initial		Expiration		Notional
Description	Counterparty (OTC)	index	Exercise index	date		amount*	Premium	Value
Floor- CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	1,600,000	$12,000	—
Floor- CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Mar 2020	USD	4,500,000	38,060	—
Floor- CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Apr 2020	USD	11,000,000	98,100	—
Floor- CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] - (Final
			Index/Initial Index)) or $0	Sep 2020	USD	4,100,000	52,890	—
							$201,050	—

* For this type of option, notional amounts are equivalent to number of contracts.

SWAPS

Interest rate swaps

								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	196,300,000	USD	USD LIBOR BBA	Fixed 1.963%	Semi-Annual	Quarterly	Dec 2019	$(1,609,629)	$652,326	$(957,303)
Centrally cleared	127,400,000	BRL	BRL CDI	Fixed 7.500%	At Maturity	At Maturity	Jan 2020	(110,142)	209	(109,933)
Centrally cleared	258,000,000	BRL	BRL CDI	Fixed 10.040%	At Maturity	At Maturity	Jan 2023	13,823	(773,820)	(759,997)
Centrally cleared	20,900,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2023	(130,797)	(172,234)	(303,031)
Centrally cleared	7,200,000	CAD	Fixed 2.300%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2025	48,412	30,031	78,443
Centrally cleared	10,810,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(641,892)	(99,396)	(741,288)
Centrally cleared	13,340,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2026	(7,724,247)	6,808,795	(915,452)
Centrally cleared	2,380,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2027	(763,830)	696,214	(67,616)
Centrally cleared	49,500,000	USD	Fixed 2.500%	USD LIBOR BBA	Semi-Annual	Quarterly	Dec 2027	(1,387,288)	2,831,238	1,443,950
Centrally cleared	50,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	(14,707)	11,461	(3,246)
Centrally cleared	440,000,000	JPY	Fixed 0.285%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jan 2028	(129,948)	127,386	(2,562)
Centrally cleared	80,000,000	JPY	Fixed 0.351%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	(24,097)	18,903	(5,194)
Centrally cleared	150,000,000	JPY	Fixed 0.301%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	(25,731)	22,966	(2,765)
Centrally cleared	160,000,000	JPY	Fixed 0.354%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Feb 2028	(12,624)	9,363	(3,261)
Centrally cleared	1,260,000,000	JPY	Fixed 0.300%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Mar 2018	(330,477)	317,816	(12,661)

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

Interest rate swaps (continued)
								Unamortized
					Fixed	Floating		upfront	Unrealized
Counterparty (OTC)/	Notional		Payments	Payments	payment	payment	Maturity	payment paid	appreciation
Centrally cleared	amount	Currency	made	received	frequency	frequency	date	(received)	(depreciation)	Value
Centrally cleared	90,000,000	JPY	Fixed 0.380%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	$(25,905)	$19,868	$(6,037)
Centrally cleared	870,000,000	JPY	Fixed 0.399%	JPY LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	(340,177)	266,661	(73,516)
Centrally cleared	53,300,000	USD	Fixed 2.250%	USD LIBOR BBA	Semi-Annual	Quarterly	Jun 2028	2,946,027	134,409	3,080,436
Centrally cleared	8,100,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2028	25,423	(66,391)	(40,968)
			EUR EURIBOR
Centrally cleared	19,200,000	EUR	Reuters	Fixed 1.000%	Annual	Semi-Annual	Jun 2028	224,191	(35,260)	188,931
Centrally cleared	26,300,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2028	363,647	(403,584)	(39,937)
			EUR EURIBOR
Centrally cleared	100,200,000	EUR	Reuters	Fixed 1.250%	Annual	Semi-Annual	Sep 2028	2,823,277	405,515	3,228,792
			EUR EURIBOR
Centrally cleared	21,100,000	EUR	Reuters	Fixed 1.501%	Annual	Semi-Annual	Jul 2042	—	245,540	245,540
Centrally cleared	1,400,000	CAD	Fixed 1.750%	CAD BA CDOR	Semi-Annual	Semi-Annual	Dec 2046	108,510	91,875	200,385
Centrally cleared	14,000,000	GBP	Fixed 1.500%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Jun 2048	394,360	(104,419)	289,941
Centrally cleared	7,800,000	GBP	Fixed 1.750%	GBP LIBOR BBA	Semi-Annual	Semi-Annual	Sep 2048	(410,057)	(61,265)	(471,322)
			EUR EURIBOR
Centrally cleared	7,700,000	EUR	Reuters	Fixed 1.500%	Annual	Semi-Annual	Sep 2048	(87,996)	110,874	22,878
								$(6,821,874)	$11,085,081	$4,263,207

Credit default swaps - Seller

									Unamortized
		Implied			USD		Fixed		upfront	Unrealized
Counterparty (OTC)/	Reference	credit	Notional		notional	Received	payment	Maturity	payment paid	appreciation
Centrally cleared	obligation	spread	amount	Currency	amount	fixed rate	frequency	date	(received)	(depreciation)	Value
Bank of America N.A.	Republic of Colombia	0.763%	3,700,000	USD	$3,700,000	1.000%	Quarterly	Jun 2021	$22,694	$7,503	$30,197
BNP Paribas SA	Petroleo Brasileiro SA	1.344%	300,000	USD	300,000	1.000%	Quarterly	Mar 2020	(20,063)	18,853	(1,210)
Citibank N.A	Republic of Colombia	0.748%	100,000	USD	100,000	1.000%	Quarterly	Jun 2021	643	202	845
Goldman Sachs International	Petroleo Brasileiro SA	1.233%	300,000	USD	300,000	1.000%	Quarterly	Dec 2019	(10,187)	9,727	(460)
HSBC Bank USA	Republic of Argentina	2.011%	4,600,000	USD	4,600,000	5.000%	Quarterly	Dec 2018	45,359	76,960	122,319
HSBC Bank USA	Petroleo Brasileiro SA	1.344%	100,000	USD	100,000	1.000%	Quarterly	Mar 2020	(6,340)	5,937	(403)
HSBC Bank USA	Republic of Colombia	0.763%	1,900,000	USD	1,900,000	1.000%	Quarterly	Jun 2021	12,769	3,853	16,622
Merrill Lynch International, Ltd.	CMBX.NA.AAA.9	0.419%	8,000,000	USD	8,000,000	0.500%	Monthly	Sep 2058	(310,215)	353,393	43,178
					$19,000,000				$(265,340)	$476,428	$211,088
Centrally cleared	Daimler AG	0.335%	4,500,000	EUR	5,528,697	1.000%	Quarterly	Dec 2020	57,947	43,229	101,176
Centrally cleared	CDX.NA.IG.28	0.554%	37,600,000	USD	37,600,000	1.000%	Quarterly	Jun 2022	585,360	129,509	714,869
Centrally cleared	Simon Property Group LP	0.494%	3,500,000	USD	3,500,000	1.000%	Quarterly	Jun 2022	(9,203)	84,348	75,145
Centrally cleared	Tesco PLC	0.814%	3,000,000	EUR	3,685,798	1.000%	Quarterly	Jun 2022	(557,933)	591,428	33,495
Centrally cleared	CDX.NA.IG.29	0.589%	51,700,000	USD	51,700,000	1.000%	Quarterly	Dec 2022	984,912	17,571	1,002,483
Centrally cleared	Ford Motor Credit
	Company LLC	0.908%	2,100,000	USD	2,100,000	5.000%	Quarterly	Dec 2022	349,646	34,387	384,033
Centrally cleared	CDX.NA.IG.30	0.669%	254,400,000	USD	254,400,000	1.000%	Quarterly	Jun 2023	4,321,778	92,227	4,414,005
					$358,514,495				$5,732,507	$992,699	$6,725,206
					$377,514,495				$5,467,167	$1,469,127	$6,936,294

Derivatives Currency Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
THB	Thai Bhat
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Derivatives Abbreviations

BBA	The British Banker’s Association

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

CDOR	Canadian Dollar Offered Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate

OTC is an abbreviation for over-the-counter. See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS – 93.2%
Consumer discretionary – 21.9%
Altice US Finance I Corp.
5.375%, 07/15/2023 (A)	$630,000	$620,550
5.500%, 05/15/2026 (A)	875,000	840,263
Asbury Automotive Group, Inc.
6.000%, 12/15/2024	2,390,000	2,366,100
Brinker International, Inc.
5.000%, 10/01/2024 (A)	350,000	344,750
Carriage Services, Inc.
6.625%, 06/01/2026 (A)	375,000	378,281
CCM Merger, Inc.
6.000%, 03/15/2022 (A)	2,775,000	2,824,118
CCO Holdings LLC
4.000%, 03/01/2023 (A)	50,000	47,756
5.000%, 02/01/2028 (A)	125,000	115,625
5.125%, 02/15/2023	20,000	19,950
5.125%, 05/01/2023 to 05/01/2027 (A)	1,735,000	1,709,782
5.250%, 09/30/2022	310,000	312,713
5.375%, 05/01/2025 (A)	2,395,000	2,335,125
5.750%, 02/15/2026 (A)	2,700,000	2,645,190
5.875%, 04/01/2024 (A)	470,000	474,113
Cequel Communications Holdings I LLC
7.750%, 07/15/2025 (A)	1,125,000	1,164,375
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	705,250
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,678,113
Eagle Intermediate Global Holding BV
7.500%, 05/01/2025 (A)	200,000	204,000
EMI Music Publishing Group North
America Holdings, Inc.
7.625%, 06/15/2024 (A)	1,125,000	1,217,813
ESH Hospitality, Inc.
5.250%, 05/01/2025 (A)	2,975,000	2,857,785
GLP Capital LP
4.375%, 04/15/2021	75,000	75,233
4.875%, 11/01/2020	25,000	25,375
5.375%, 11/01/2023	625,000	643,750
Gray Television, Inc.
5.125%, 10/15/2024 (A)	975,000	918,938
5.875%, 07/15/2026 (A)	2,000,000	1,890,000
Group 1 Automotive, Inc.
5.000%, 06/01/2022	925,000	927,313
5.250%, 12/15/2023 (A)	500,000	487,500
Hilton Domestic Operating
Company, Inc.
5.125%, 05/01/2026 (A)	225,000	219,656
KFC Holding Company/Pizza Hut
Holdings LLC/Taco Bell of
America LLC
5.000%, 06/01/2024 (A)	650,000	645,125
5.250%, 06/01/2026 (A)	650,000	635,375
Lamar Media Corp.
5.375%, 01/15/2024	250,000	253,750
Levi Strauss & Company
5.000%, 05/01/2025	175,000	176,313
Lithia Motors, Inc.
5.250%, 08/01/2025 (A)	1,025,000	1,007,063
Live Nation Entertainment, Inc.
4.875%, 11/01/2024 (A)	925,000	899,563
5.375%, 06/15/2022 (A)	250,000	254,063
5.625%, 03/15/2026 (A)(B)	150,000	149,625
LKQ Corp.
4.750%, 05/15/2023	3,150,000	3,130,313
MGM Growth Properties Operating
Partnership LP
4.500%, 01/15/2028	275,000	246,813
National CineMedia LLC
6.000%, 04/15/2022	2,075,000	2,106,125
Nexstar Broadcasting, Inc.
5.625%, 08/01/2024 (A)	600,000	586,890
6.125%, 02/15/2022 (A)	1,525,000	1,565,031
Nielsen Finance LLC
5.000%, 04/15/2022 (A)	3,000,000	2,975,910
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	232,300
5.625%, 02/15/2024	375,000	376,875
Penske Automotive Group, Inc.
3.750%, 08/15/2020	415,000	409,813
5.375%, 12/01/2024	1,113,000	1,096,528
5.750%, 10/01/2022	2,000,000	2,045,000
Pinnacle Entertainment, Inc.
5.625%, 05/01/2024	275,000	288,063
Salem Media Group, Inc.
6.750%, 06/01/2024 (A)	2,075,000	1,960,875
Service Corp. International
4.625%, 12/15/2027	425,000	405,242
7.500%, 04/01/2027	450,000	504,000
8.000%, 11/15/2021	2,145,000	2,402,400
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,388,375
6.125%, 03/15/2027	350,000	333,375
Speedway Motorsports, Inc.
5.125%, 02/01/2023	650,000	638,625
The EW Scripps Company
5.125%, 05/15/2025 (A)	2,000,000	1,892,500
The Nielsen Company Luxembourg
SARL
5.000%, 02/01/2025 (A)	400,000	386,000
The William Carter Company
5.250%, 08/15/2021	300,000	304,500
Wolverine World Wide, Inc.
5.000%, 09/01/2026 (A)	889,000	842,328
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026 (A)	1,000,000	997,500
		60,185,675
Consumer staples – 1.7%
Aramark Services, Inc.
5.000%, 02/01/2028 (A)	150,000	144,375
5.125%, 01/15/2024	370,000	375,735
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	985,000
5.250%, 04/01/2025 (B)	600,000	564,000
Central Garden & Pet Company
5.125%, 02/01/2028	150,000	140,250

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Cott Holdings, Inc.
5.500%, 04/01/2025 (A)	$375,000	$369,375
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	152,768
Lamb Weston Holdings, Inc.
4.625%, 11/01/2024 (A)	25,000	24,563
4.875%, 11/01/2026 (A)	25,000	24,781
Pilgrim’s Pride Corp.
5.750%, 03/15/2025 (A)	940,000	907,100
5.875%, 09/30/2027 (A)	125,000	117,500
Pinnacle Foods Finance LLC
5.875%, 01/15/2024	50,000	51,375
Prestige Brands, Inc.
6.375%, 03/01/2024 (A)	705,000	694,425
Spectrum Brands, Inc.
5.750%, 07/15/2025	275,000	272,250
		4,823,497
Energy – 21.4%
Andeavor Logistics LP
5.250%, 01/15/2025	425,000	436,688
6.375%, 05/01/2024	275,000	293,772
Archrock Partners LP
6.000%, 04/01/2021 to 10/01/2022	2,000,000	1,995,375
Baytex Energy Corp.
5.125%, 06/01/2021 (A)	1,400,000	1,330,000
5.625%, 06/01/2024 (A)	710,000	646,100
Bristow Group, Inc.
6.250%, 10/15/2022 (B)	2,450,000	1,886,500
8.750%, 03/01/2023 (A)	500,000	490,000
Carrizo Oil & Gas, Inc.
8.250%, 07/15/2025	525,000	559,125
Cheniere Energy Partners LP
5.250%, 10/01/2025 (A)	2,975,000	2,893,188
Continental Resources, Inc.
3.800%, 06/01/2024	325,000	317,796
4.375%, 01/15/2028	175,000	173,916
DCP Midstream Operating LP
2.700%, 04/01/2019	475,000	472,625
Denbury Resources, Inc.
6.375%, 08/15/2021	2,125,000	1,976,250
9.250%, 03/31/2022 (A)	451,000	479,188
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043	1,000,000	732,500
Enable Midstream Partners LP
2.400%, 05/15/2019	1,875,000	1,862,713
EnLink Midstream Partners LP
4.400%, 04/01/2024	1,904,000	1,895,491
Ensco PLC
5.750%, 10/01/2044	2,575,000	1,834,688
Era Group, Inc.
7.750%, 12/15/2022 (B)	1,600,000	1,556,000
Gulfport Energy Corp.
6.000%, 10/15/2024	625,000	587,500
Hilcorp Energy I LP
5.000%, 12/01/2024 (A)	1,250,000	1,218,750
5.750%, 10/01/2025 (A)	1,250,000	1,246,875
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	1,620,000	1,053,000
5.875%, 04/01/2020	585,000	427,050
Matador Resources Company
6.875%, 04/15/2023	250,000	261,563
Murphy Oil Corp.
4.450%, 12/01/2022	1,175,000	1,157,375
5.750%, 08/15/2025	125,000	124,688
6.875%, 08/15/2024	585,000	620,100
Nabors Industries, Inc.
5.750%, 02/01/2025 (A)	800,000	758,000
NGPL PipeCo LLC
4.375%, 08/15/2022 (A)	225,000	224,719
4.875%, 08/15/2027 (A)	350,000	339,815
7.768%, 12/15/2037 (A)	3,675,000	4,318,125
Oceaneering International, Inc.
6.000%, 02/01/2028	550,000	543,334
PDC Energy, Inc.
6.125%, 09/15/2024	400,000	407,000
PHI, Inc.
5.250%, 03/15/2019 (B)	725,000	685,125
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (A)	3,550,000	3,646,560
6.875%, 04/15/2040 (A)	1,357,000	1,560,550
7.500%, 07/15/2038 (A)	201,000	239,693
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021	375,000	393,002
6.250%, 03/15/2022	1,050,000	1,133,631
SemGroup Corp.
5.625%, 07/15/2022 to 11/15/2023	1,625,000	1,552,813
6.375%, 03/15/2025	1,925,000	1,819,125
7.250%, 03/15/2026	910,000	891,800
Southwestern Energy Company
6.450%, 01/23/2025 (B)	15,000	14,775
7.500%, 04/01/2026	250,000	258,755
7.750%, 10/01/2027 (B)	250,000	261,250
Summit Midstream Holdings LLC
5.750%, 04/15/2025	125,000	119,063
Tallgrass Energy Partners LP
5.500%, 09/15/2024 (A)	4,425,000	4,447,125
Teekay Corp.
8.500%, 01/15/2020	3,980,000	4,109,350
Trinidad Drilling, Ltd.
6.625%, 02/15/2025 (A)	50,000	47,625
Ultra Resources, Inc.
6.875%, 04/15/2022 (A)(B)	765,000	513,506
7.125%, 04/15/2025 (A)(B)	2,350,000	1,457,000
USA Compression Partners LP
6.875%, 04/01/2026 (A)	500,000	515,000
Western Gas Partners LP
5.375%, 06/01/2021	10,000	10,402
		58,795,959
Financials – 4.3%
Ally Financial, Inc.
8.000%, 03/15/2020	200,000	214,504
CIT Group, Inc.
4.125%, 03/09/2021	40,000	40,000
5.250%, 03/07/2025	10,000	10,150
5.375%, 05/15/2020	50,000	51,500
6.125%, 03/09/2028	50,000	51,125
FirstCash, Inc.
5.375%, 06/01/2024 (A)	450,000	451,125
HUB International, Ltd.
7.000%, 05/01/2026 (A)	425,000	425,153
Infinity Acquisition LLC
7.250%, 08/01/2022 (A)	650,000	665,438
LPL Holdings, Inc.
5.750%, 09/15/2025 (A)	5,575,000	5,365,938
MSCI, Inc.
5.375%, 05/15/2027 (A)	225,000	225,563
OneMain Financial Holdings LLC
7.250%, 12/15/2021 (A)	1,287,000	1,333,976
Springleaf Finance Corp.
6.000%, 06/01/2020	1,475,000	1,519,250

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Springleaf Finance Corp. (continued)
7.125%, 03/15/2026	$450,000	$449,865
8.250%, 12/15/2020 to 10/01/2023	275,000	299,188
USIS Merger Sub, Inc.
6.875%, 05/01/2025 (A)	875,000	881,563
		11,984,338
Health care – 9.0%
Centene Escrow I Corp.
5.375%, 06/01/2026 (A)	450,000	454,500
Change Healthcare Holdings LLC
5.750%, 03/01/2025 (A)	1,825,000	1,745,156
Charles River Laboratories
International, Inc.
5.500%, 04/01/2026 (A)	250,000	250,938
Community Health Systems, Inc.
5.125%, 08/01/2021 (B)	1,575,000	1,480,012
Encompass Health Corp.
5.125%, 03/15/2023	195,000	196,950
HCA, Inc.
4.250%, 10/15/2019	135,000	136,350
5.875%, 03/15/2022	1,500,000	1,576,875
Hill-Rom Holdings, Inc.
5.000%, 02/15/2025 (A)	25,000	24,375
5.750%, 09/01/2023 (A)	325,000	333,125
Hologic, Inc.
4.375%, 10/15/2025 (A)	1,250,000	1,195,313
4.625%, 02/01/2028 (A)	150,000	141,375
IQVIA, Inc.
4.875%, 05/15/2023 (A)	100,000	100,500
Kinetic Concepts, Inc.
7.875%, 02/15/2021 (A)	1,600,000	1,644,000
LifePoint Health, Inc.
5.500%, 12/01/2021	400,000	401,500
MEDNAX, Inc.
5.250%, 12/01/2023 (A)	175,000	172,375
MPH Acquisition Holdings LLC
7.125%, 06/01/2024 (A)	2,225,000	2,308,438
NVA Holdings, Inc.
6.875%, 04/01/2026 (A)	150,000	147,795
Polaris Intermediate Corp. (8.500% Cash
or 9.250% PIK) 8.500%,
12/01/2022 (A)	400,000	413,500
Quintiles IMS, Inc.
5.000%, 10/15/2026 (A)	200,000	191,000
Select Medical Corp.
6.375%, 06/01/2021	1,975,000	2,002,156
Surgery Center Holdings, Inc.
6.750%, 07/01/2025 (A)(B)	325,000	303,063
8.875%, 04/15/2021 (A)	1,025,000	1,050,625
Tenet Healthcare Corp.
4.625%, 07/15/2024 (A)	775,000	744,930
Valeant Pharmaceuticals
International, Inc.
5.500%, 03/01/2023 to 11/01/2025 (A)	2,075,000	1,945,125
5.875%, 05/15/2023 (A)	1,025,000	973,750
6.125%, 04/15/2025 (A)	1,265,000	1,170,125
6.500%, 03/15/2022 (A)	175,000	182,219
6.750%, 08/15/2021 (A)	275,000	277,833
7.000%, 03/15/2024 (A)	325,000	340,438
7.500%, 07/15/2021 (A)	41,000	41,769
8.500%, 01/31/2027 (A)	250,000	254,063
Vizient, Inc.
10.375%, 03/01/2024 (A)	2,350,000	2,585,000
		24,785,173
Industrials – 7.4%
ACCO Brands Corp.
5.250%, 12/15/2024 (A)	25,000	25,000
Advanced Disposal Services, Inc.
5.625%, 11/15/2024 (A)	1,925,000	1,925,000
Allison Transmission, Inc.
4.750%, 10/01/2027 (A)	575,000	538,344
5.000%, 10/01/2024 (A)	2,525,000	2,506,063
BBA US Holdings, Inc.
5.375%, 05/01/2026 (A)	975,000	977,438
Covanta Holding Corp.
5.875%, 03/01/2024 to 07/01/2025	1,000,000	973,275
6.375%, 10/01/2022	2,022,000	2,057,385
IHS Markit, Ltd.
4.750%, 02/15/2025 (A)	1,000,000	993,750
5.000%, 11/01/2022 (A)	1,275,000	1,299,289
KAR Auction Services, Inc.
5.125%, 06/01/2025 (A)	3,250,000	3,087,500
RBS Global, Inc.
4.875%, 12/15/2025 (A)	650,000	625,625
Ritchie Bros Auctioneers, Inc.
5.375%, 01/15/2025 (A)	2,650,000	2,580,438
Sensata Technologies BV
5.625%, 11/01/2024 (A)	2,050,000	2,129,438
Sensata Technologies UK Financing
Company PLC
6.250%, 02/15/2026 (A)	250,000	260,313
Waste Pro USA, Inc.
5.500%, 02/15/2026 (A)	250,000	241,250
Wrangler Buyer Corp.
6.000%, 10/01/2025 (A)	200,000	190,500
		20,410,608
Information technology – 7.2%
Cardtronics, Inc.
5.125%, 08/01/2022	852,000	828,570
5.500%, 05/01/2025 (A)	1,400,000	1,277,500
CDK Global, Inc.
4.875%, 06/01/2027	150,000	141,375
5.000%, 10/15/2024	600,000	612,336
CommScope Technologies LLC
6.000%, 06/15/2025 (A)	525,000	526,313
Dell International LLC
5.875%, 06/15/2021 (A)	1,825,000	1,872,857
7.125%, 06/15/2024 (A)	3,475,000	3,733,762
Fair Isaac Corp.
5.250%, 05/15/2026 (A)	100,000	101,000
First Data Corp.
5.000%, 01/15/2024 (A)	1,550,000	1,548,450
5.375%, 08/15/2023 (A)	200,000	202,820
5.750%, 01/15/2024 (A)	625,000	627,344
7.000%, 12/01/2023 (A)	1,100,000	1,152,250
Gartner, Inc.
5.125%, 04/01/2025 (A)	1,625,000	1,612,813
Infor Software Parent LLC (7.125%
Cash or 7.875% PIK) 7.125%,
05/01/2021 (A)	475,000	477,375
Infor US, Inc.
6.500%, 05/15/2022	355,000	360,769
NCR Corp.
4.625%, 02/15/2021	475,000	470,250
5.000%, 07/15/2022	1,510,000	1,487,350
5.875%, 12/15/2021	900,000	911,610
6.375%, 12/15/2023	750,000	771,383
Symantec Corp.
5.000%, 04/15/2025 (A)	125,000	120,832

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Tempo Acquisition LLC
6.750%, 06/01/2025 (A)	$575,000	$557,204
Vantiv LLC
4.375%, 11/15/2025 (A)	325,000	307,125
		19,701,288
Materials – 4.1%
ArcelorMittal
6.125%, 06/01/2025	175,000	187,688
Ardagh Packaging Finance PLC
4.250%, 09/15/2022 (A)	200,000	198,000
4.625%, 05/15/2023 (A)	150,000	149,018
6.000%, 02/15/2025 (A)	1,000,000	980,000
7.250%, 05/15/2024 (A)	475,000	495,781
Ball Corp.
4.375%, 12/15/2020	750,000	762,728
4.875%, 03/15/2026 (B)	250,000	247,500
5.000%, 03/15/2022	175,000	180,031
5.250%, 07/01/2025	75,000	76,406
Berry Global, Inc.
5.125%, 07/15/2023	250,000	247,500
6.000%, 10/15/2022	640,000	659,200
Crown Americas LLC
4.750%, 02/01/2026 (A)	550,000	519,530
Flex Acquisition Company, Inc.
6.875%, 01/15/2025 (A)	775,000	747,875
Novelis Corp.
6.250%, 08/15/2024 (A)	125,000	126,575
OI European Group BV
4.000%, 03/15/2023 (A)	350,000	329,000
Owens-Brockway Glass Container, Inc.
5.000%, 01/15/2022 (A)	175,000	174,781
5.375%, 01/15/2025 (A)	850,000	835,125
5.875%, 08/15/2023 (A)	913,000	927,836
6.375%, 08/15/2025 (A)	1,700,000	1,751,000
Reynolds Group Issuer, Inc.
5.125%, 07/15/2023 (A)	150,000	147,375
Sealed Air Corp.
5.125%, 12/01/2024 (A)	1,165,000	1,181,019
Silgan Holdings, Inc.
5.500%, 02/01/2022	75,000	76,125
The Scotts Miracle-Gro Company
6.000%, 10/15/2023	50,000	51,813
Valvoline, Inc.
5.500%, 07/15/2024	250,000	251,875
		11,303,781
Real estate – 4.2%
CoreCivic, Inc.
4.625%, 05/01/2023	300,000	294,750
5.000%, 10/15/2022	800,000	804,000
Equinix, Inc.
5.750%, 01/01/2025	650,000	661,375
5.875%, 01/15/2026	575,000	585,781
Iron Mountain, Inc.
4.375%, 06/01/2021 (A)	975,000	983,824
5.250%, 03/15/2028 (A)	450,000	423,563
6.000%, 08/15/2023	250,000	258,438
MPT Operating Partnership LP
5.000%, 10/15/2027	725,000	681,544
5.250%, 08/01/2026	800,000	776,000
5.500%, 05/01/2024	715,000	723,580
6.375%, 03/01/2024	60,000	63,000
Sabra Health Care LP
5.375%, 06/01/2023	500,000	498,750
5.500%, 02/01/2021	1,350,000	1,381,624
SBA Communications Corp.
4.000%, 10/01/2022 (A)	525,000	504,000
4.875%, 07/15/2022	100,000	98,750
The GEO Group, Inc.
5.125%, 04/01/2023	210,000	206,325
5.875%, 01/15/2022 to 10/15/2024	1,665,000	1,675,566
6.000%, 04/15/2026	975,000	953,063
		11,573,933
Telecommunication services – 5.8%
CSC Holdings LLC
5.375%, 02/01/2028 (A)	375,000	350,625
GCI, Inc.
6.750%, 06/01/2021	500,000	506,250
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,400,000	2,972,875
Intelsat Luxembourg SA
7.750%, 06/01/2021 (B)	625,000	515,625
Level 3 Financing, Inc.
5.125%, 05/01/2023	665,000	651,700
5.250%, 03/15/2026	475,000	451,488
5.375%, 08/15/2022 to 05/01/2025	2,090,000	2,057,763
5.625%, 02/01/2023	285,000	287,408
6.125%, 01/15/2021	880,000	889,900
Sprint Capital Corp.
6.875%, 11/15/2028	190,000	181,925
6.900%, 05/01/2019	1,375,000	1,412,675
8.750%, 03/15/2032	1,350,000	1,452,938
Sprint Communications, Inc.
7.000%, 08/15/2020	760,000	786,714
T-Mobile USA, Inc.
4.000%, 04/15/2022	375,000	373,125
4.500%, 02/01/2026	75,000	70,500
4.750%, 02/01/2028	75,000	70,125
5.125%, 04/15/2025	250,000	249,950
5.375%, 04/15/2027	125,000	122,656
6.375%, 03/01/2025	100,000	104,490
Zayo Group LLC
5.750%, 01/15/2027 (A)	675,000	653,032
6.375%, 05/15/2025	1,814,000	1,838,943
		16,000,707
Utilities – 6.2%
AmeriGas Partners LP
5.750%, 05/20/2027	100,000	94,250
Enable Oklahoma Intrastate
Transmission LLC
6.250%, 03/15/2020 (A)	1,000,000	1,045,160
NextEra Energy Operating Partners LP
4.250%, 09/15/2024 (A)	125,000	120,000
NSG Holdings LLC
7.750%, 12/15/2025 (A)	2,878,271	3,144,511
Pattern Energy Group, Inc.
5.875%, 02/01/2024 (A)	3,775,000	3,822,188
Rockpoint Gas Storage Canada, Ltd.
7.000%, 03/31/2023 (A)	987,000	995,636
Southern Star Central Corp.
5.125%, 07/15/2022 (A)	1,950,000	1,964,625
Terraform Global Operating LLC
6.125%, 03/01/2026 (A)	950,000	945,250
TerraForm Power Operating LLC
4.250%, 01/31/2023 (A)	3,700,000	3,570,500
5.000%, 01/31/2028 (A)	425,000	401,094

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
TerraForm Power
Operating LLC (continued)
6.625%, 06/15/2025 (A)(B)	$850,000	$905,250
		17,008,464
TOTAL CORPORATE BONDS (Cost
$256,803,329)		$256,573,423

CONVERTIBLE BONDS – 1.1%
Consumer discretionary – 0.0%
DISH Network Corp.
3.375%, 08/15/2026	200,000	177,364
Energy – 1.1%
Hornbeck Offshore Services, Inc.
1.500%, 09/01/2019	2,625,000	2,231,631
Nabors Industries, Inc.
0.750%, 01/15/2024	950,000	748,329
		2,979,960
TOTAL CONVERTIBLE BONDS (Cost
$3,147,872)		$3,157,324

TERM LOANS (C) – 2.4%
Consumer discretionary – 0.5%
Advantage Sales & Marketing, Inc. (1
month LIBOR + 3.250%) 5.230%,
07/23/2021	933,079	886,891
CCM Merger, Inc. (1 month LIBOR +
2.750%) 4.730%, 08/08/2021	357,530	358,245
WASH Multifamily Laundry
Systems LLC (1 month LIBOR +
7.000%)
8.980%, 05/12/2023 to 05/14/2023	85,000	82,450
		1,327,586
Energy – 0.1%
Chesapeake Energy Corp. (1 month
LIBOR + 7.500%) 9.468%,
08/23/2021	300,000	314,937
Financials – 0.2%
Capital Automotive LP (1 month LIBOR
+6.000%) 7.990%, 03/24/2025	428,659	435,089
Health care – 0.2%
Press Ganey Holdings, Inc. (1 month
LIBOR + 2.750%) 4.730%,
10/21/2023	647,103	649,368
Information technology – 1.4%
Ancestry.com Operations, Inc. (1 month
LIBOR + 3.250%) 5.230%,
10/19/2023	3,756,276	3,756,276
TOTAL TERM LOANS (Cost $6,502,049)		$6,483,256

RIGHTS – 0.0%
Texas Competitive Electric Holdings
Company LLC (D)(E)	215,025	118,264
TOTAL RIGHTS (Cost $1,079,996)		$118,264

ESCROW CERTIFICATES – 0.0%
Texas Competitive Electric Holdings
Company LLC
11.500%, 10/01/2020 (D)(F)	13,200,000	0
TOTAL ESCROW CERTIFICATES (Cost $6,477)		$0

SECURITIES LENDING COLLATERAL – 2.8%
John Hancock Collateral Trust,
1.8769% (G)(H)	773,154	7,735,022
TOTAL SECURITIES LENDING COLLATERAL (Cost
$7,733,843)		$7,735,022

SHORT-TERM INVESTMENTS – 1.9%
Money market funds – 1.9%
State Street Institutional
U.S. Government Money Market
Fund, Premier Class, 1.6659% (G)	5,167,738	5,167,738
TOTAL SHORT-TERM INVESTMENTS (Cost $5,167,738)		$5,167,738
Total Investments (U.S. High Yield Bond Fund)
(Cost $280,441,304) – 101.4%		$279,235,027
Other assets and liabilities, net – (1.4%)		(3,888,162)
TOTAL NET ASSETS – 100.0%		$275,346,865

Security Abbreviations and Legend

LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $152,977,258 or 55.6% of the fund’s net assets as of 5-31-18.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $7,563,588.
(C)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(D)	Non-income producing security.
(E)	Strike price and/or expiration date not available.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	The rate shown is the annualized seven-day yield as of 5-31-18.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.

U.S. Strategic Equity Allocation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS – 97.3%
Consumer discretionary – 11.3%
Auto components – 0.3%
American Axle & Manufacturing
Holdings, Inc. (A)	6,731	$106,484
Aptiv PLC	12,671	1,235,423
BorgWarner, Inc.	9,507	463,751
Cooper Tire & Rubber Company	7,382	189,717
Cooper-Standard Holdings, Inc. (A)	1,155	143,451
Dana, Inc.	20,919	466,494
Delphi Technologies PLC	6,837	342,534
Dorman Products, Inc. (A)	1,845	119,039
Fox Factory Holding Corp. (A)	2,422	96,275
Gentex Corp.	20,805	499,944
Gentherm, Inc. (A)	2,509	88,819
Horizon Global Corp. (A)	2,085	13,865
LCI Industries	1,650	144,705
Modine Manufacturing Company (A)	3,386	60,948
Motorcar Parts of America, Inc. (A)	1,354	29,043
Shiloh Industries, Inc. (A)	1,237	12,840
Standard Motor Products, Inc.	1,465	66,291

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Stoneridge, Inc. (A)	1,841	$58,047
Superior Industries International, Inc.	1,793	31,378
Tenneco, Inc.	3,490	154,188
The Goodyear Tire & Rubber Company	12,317	300,904
Tower International, Inc.	1,369	40,249
		4,664,389
Automobiles – 0.3%
Ford Motor Company	181,976	2,101,823
General Motors Company	59,153	2,525,833
Harley-Davidson, Inc.	7,586	311,633
Thor Industries, Inc.	3,715	344,009
Winnebago Industries, Inc. (B)	2,158	78,228
		5,361,526
Distributors – 0.2%
Core-Mark Holding Company, Inc.	3,208	62,620
Genuine Parts Company	12,852	1,166,833
LKQ Corp. (A)	27,275	866,527
Pool Corp.	3,063	437,764
Weyco Group, Inc.	493	17,092
		2,550,836
Diversified consumer services – 0.2%
Adtalem Global Education, Inc. (A)	8,681	414,518
American Public Education, Inc. (A)	1,093	46,562
Bridgepoint Education, Inc. (A)	2,231	15,372
Capella Education Company	784	74,441
Career Education Corp. (A)	4,682	72,056
Carriage Services, Inc.	1,045	26,282
Chegg, Inc. (A)	6,640	185,721
Collectors Universe, Inc.	708	10,549
Graham Holdings Company, Class B	351	203,878
Grand Canyon Education, Inc. (A)	3,199	355,409
H&R Block, Inc.	6,358	174,527
Houghton Mifflin Harcourt Company (A)	7,420	50,456
K12, Inc. (A)	2,690	43,417
Laureate Education, Inc., Class A (A)	3,788	61,479
Regis Corp. (A)	2,484	42,948
Service Corp. International	14,027	514,651
Sotheby’s (A)	5,434	297,892
Strayer Education, Inc.	723	79,024
Weight Watchers International, Inc. (A)	2,432	183,178
		2,852,360
Hotels, restaurants and leisure – 1.2%
Belmond, Ltd., Class A (A)	6,241	74,580
Biglari Holdings, Inc., Class B (A)	76	16,354
BJ’s Restaurants, Inc.	1,394	78,064
Bloomin’ Brands, Inc.	6,190	131,352
Bluegreen Vacations Corp. (B)	583	11,718
Bojangles’, Inc. (A)	1,299	19,225
Boyd Gaming Corp.	11,880	448,470
Brinker International, Inc. (B)	6,502	284,332
Caesars Entertainment Corp. (A)	9,311	113,129
Carnival Corp.	12,401	772,334
Carrols Restaurant Group, Inc. (A)	2,443	31,270
Century Casinos, Inc. (A)	1,959	16,632
Chipotle Mexican Grill, Inc. (A)	759	326,507
Churchill Downs, Inc.	1,777	532,034
Chuy’s Holdings, Inc. (A)	1,171	34,486
Cracker Barrel Old Country
Store, Inc. (B)	3,119	488,778
Darden Restaurants, Inc.	3,639	318,085
Dave & Buster’s Entertainment, Inc. (A)	2,805	116,800
Del Frisco’s Restaurant Group, Inc. (A)	1,537	20,365
Del Taco Restaurants, Inc. (A)	2,390	28,776
Denny’s Corp. (A)	4,422	67,436
Dine Brands Global, Inc. (B)	1,170	74,237
Domino’s Pizza, Inc.	3,316	833,908
Drive Shack, Inc. (A)(B)	4,404	28,758
Dunkin’ Brands Group, Inc. (B)	6,236	399,291
El Pollo Loco Holdings, Inc. (A)	1,484	15,730
Eldorado Resorts, Inc. (A)	3,199	144,595
Fiesta Restaurant Group, Inc. (A)	1,832	45,525
Golden Entertainment, Inc. (A)	1,221	37,265
Hilton Worldwide Holdings, Inc.	8,697	701,935
ILG, Inc.	15,273	522,948
International Speedway Corp., Class A	3,543	147,743
J Alexander’s Holdings, Inc. (A)	1,083	12,996
Jack in the Box, Inc.	4,246	342,525
Lindblad Expeditions Holdings, Inc. (A)	1,540	18,480
Marriott International, Inc., Class A	9,201	1,245,447
Marriott Vacations Worldwide Corp.	1,457	175,190
McDonald’s Corp.	24,328	3,892,723
MGM Resorts International	15,704	493,891
Monarch Casino & Resort, Inc. (A)	781	34,786
Nathan’s Famous, Inc.	209	17,880
Norwegian Cruise Line
Holdings, Ltd. (A)	6,094	318,960
Papa John’s International, Inc.	3,639	186,863
Penn National Gaming, Inc. (A)	5,794	197,460
Pinnacle Entertainment, Inc. (A)	3,599	122,042
Planet Fitness, Inc., Class A (A)	5,893	233,540
PlayAGS, Inc. (A)	731	18,509
Potbelly Corp. (A)	1,733	23,049
RCI Hospitality Holdings, Inc.	624	19,937
Red Lion Hotels Corp. (A)	1,408	15,347
Red Robin Gourmet Burgers, Inc. (A)	884	44,509
Red Rock Resorts, Inc., Class A	4,726	162,763
Royal Caribbean Cruises, Ltd.	5,233	549,360
Ruth’s Hospitality Group, Inc.	1,985	52,702
Scientific Games Corp. (A)	7,669	454,772
SeaWorld Entertainment, Inc. (A)(B)	4,727	83,904
Shake Shack, Inc., Class A (A)	1,540	91,815
Six Flags Entertainment Corp. (B)	5,962	384,668
Sonic Corp. (B)	2,578	62,594
Speedway Motorsports, Inc.	971	16,216
Starbucks Corp.	42,958	2,434,430
Texas Roadhouse, Inc.	9,527	590,388
The Cheesecake Factory, Inc. (B)	6,165	319,409
The Habit Restaurants, Inc.,
Class A (A)(B)	1,725	15,180
The Wendy’s Company	13,613	219,305
Wingstop, Inc.	1,969	99,651
Wyndham Worldwide Corp.	7,561	819,915
Wynn Resorts, Ltd.	2,559	501,590
Yum! Brands, Inc.	10,150	825,500
Zoe’s Kitchen, Inc. (A)	1,471	13,357
		21,994,315
Household durables – 0.5%
AV Homes, Inc. (A)	940	17,249
Bassett Furniture Industries, Inc.	754	20,848
Beazer Homes USA, Inc. (A)	2,182	32,948
Cavco Industries, Inc. (A)	577	119,785
Century Communities, Inc. (A)	1,385	41,689
CSS Industries, Inc.	776	12,532
D.R. Horton, Inc.	20,996	886,241
Ethan Allen Interiors, Inc.	1,751	41,061
Flexsteel Industries, Inc.	579	21,579
Garmin, Ltd.	6,628	398,277
GoPro, Inc., Class A (A)(B)	7,695	42,630

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Green Brick Partners, Inc. (A)	1,605	$18,939
Hamilton Beach Brands Holding
Company, Class B	294	8,241
Helen of Troy, Ltd. (A)	3,906	350,759
Hooker Furniture Corp.	811	30,250
Hovnanian Enterprises, Inc., Class A (A)	9,434	16,793
Installed Building Products, Inc. (A)	1,478	89,641
iRobot Corp. (A)(B)	1,853	115,646
KB Home	12,178	320,769
La-Z-Boy, Inc.	3,197	99,746
Leggett & Platt, Inc.	8,116	335,191
Lennar Corp., A Shares	16,724	865,300
LGI Homes, Inc. (A)(B)	1,157	70,473
Libbey, Inc.	1,830	11,913
M/I Homes, Inc. (A)	1,795	49,865
MDC Holdings, Inc.	3,047	96,224
Meritage Homes Corp. (A)	2,619	118,510
Mohawk Industries, Inc. (A)	3,879	791,471
Newell Brands, Inc.	29,605	698,086
NVR, Inc. (A)	260	777,540
PICO Holdings, Inc. (A)	1,667	18,420
PulteGroup, Inc.	16,354	494,709
Taylor Morrison Home Corp.,
Class A (A)	7,570	162,755
Tempur Sealy International, Inc. (A)(B)	3,501	161,501
The New Home Company, Inc. (A)	1,129	11,392
Toll Brothers, Inc.	10,839	428,032
TopBuild Corp. (A)	2,383	200,053
TRI Pointe Group, Inc. (A)	21,693	374,421
Tupperware Brands Corp.	3,875	163,370
Universal Electronics, Inc. (A)	1,004	29,769
Whirlpool Corp.	4,299	622,280
William Lyon Homes, Class A (A)	2,177	51,921
ZAGG, Inc. (A)	1,896	28,819
		9,247,638
Internet and direct marketing retail – 3.4%
1-800-Flowers.com, Inc., Class A (A)	1,921	24,205
Amazon.com, Inc. (A)	25,903	42,212,047
Booking Holdings, Inc. (A)	3,143	6,628,336
Duluth Holdings, Inc., Class B (A)(B)	781	13,543
Expedia Group, Inc.	7,900	956,137
Gaia, Inc. (A)	730	13,870
Groupon, Inc. (A)(B)	23,402	112,564
Lands’ End, Inc. (A)	908	17,933
Liberty TripAdvisor Holdings, Inc.,
Class A (A)	5,104	74,774
Netflix, Inc. (A)	27,979	9,837,416
Nutrisystem, Inc. (B)	2,068	77,136
Overstock.com, Inc. (A)	1,168	39,040
PetMed Express, Inc. (B)	1,352	48,631
Qurate Retail Group, Inc. Qvc Group (A)	1	20
Shutterfly, Inc. (A)	2,230	209,932
TripAdvisor, Inc. (A)(B)	6,889	359,192
		60,624,776
Leisure products – 0.1%
Acushnet Holdings Corp.	2,134	51,024
American Outdoor Brands Corp. (A)	3,795	47,779
Brunswick Corp.	6,638	422,177
Callaway Golf Company	6,396	121,140
Clarus Corp. (A)	1,911	14,046
Hasbro, Inc.	6,938	601,872
Johnson Outdoors, Inc., Class A	336	25,496
Malibu Boats, Inc., Class A (A)	1,445	61,962
Marine Products Corp.	668	11,229
Mattel, Inc.	20,440	317,229
MCBC Holdings, Inc. (A)	1,317	38,838
Nautilus, Inc. (A)	2,173	32,486
Polaris Industries, Inc. (B)	4,446	497,507
Sturm Ruger & Company, Inc. (B)	1,146	70,193
Vista Outdoor, Inc. (A)	3,984	67,489
		2,380,467
Media – 2.2%
AMC Entertainment Holdings, Inc.,
Class A (B)	3,732	55,234
AMC Networks, Inc., Class A (A)	3,486	199,295
Cable One, Inc.	356	231,129
CBS Corp., Class B	21,877	1,101,944
Central European Media
Enterprises, Ltd., Class A (A)	5,785	21,983
Charter Communications, Inc.,
Class A (A)	11,736	3,063,565
Cinemark Holdings, Inc.	8,035	271,342
Clear Channel Outdoor Holdings, Inc.,
Class A	3,091	13,446
Comcast Corp., Class A	292,279	9,113,259
Daily Journal Corp. (A)(B)	81	18,306
Discovery, Inc., Series A (A)(B)	10,459	220,580
Discovery, Inc., Series C (A)	20,616	407,578
DISH Network Corp., Class A (A)	14,214	420,024
Emerald Expositions Events, Inc.	1,279	26,156
Entercom Communications Corp.,
Class A (B)	8,799	60,273
Entravision Communications Corp.,
Class A	4,655	18,620
Eros International PLC (A)(B)	2,121	28,634
Gannett Company, Inc.	7,742	81,833
Gray Television, Inc. (A)	5,590	61,490
Hemisphere Media Group, Inc. (A)	1,279	15,540
IMAX Corp. (A)	3,862	80,716
John Wiley & Sons, Inc., Class A	3,366	228,215
Liberty Media Corp.-Liberty Braves,
Class A (A)	832	20,767
Liberty Media Corp.-Liberty Braves,
Class C (A)	2,283	57,029
Live Nation Entertainment, Inc. (A)	10,259	437,341
Loral Space & Communications, Inc. (A)	881	33,830
MDC Partners, Inc., Class A (A)	3,981	16,521
Media General, Inc. (A)(C)	7,175	689
Meredith Corp. (B)	5,714	287,700
MSG Networks, Inc., Class A (A)	4,118	79,477
National CineMedia, Inc. (B)	4,439	32,893
New Media Investment Group, Inc.	3,498	58,417
News Corp., Class A	23,787	357,519
News Corp., Class B	7,893	121,947
Nexstar Media Group, Inc., Class A	3,007	199,364
Omnicom Group, Inc.	14,550	1,048,764
Reading International, Inc., Class A (A)	1,249	19,534
Scholastic Corp.	1,943	87,416
SFX Entertainment, Inc. (A)(C)	1,600	0
Sinclair Broadcast Group, Inc., Class A	4,904	134,370
TEGNA, Inc.	16,346	169,508
The EW Scripps Company, Class A	4,106	51,284
The Interpublic Group of
Companies, Inc.	24,048	543,485
The Marcus Corp.	1,325	41,804
The New York Times Company, Class A	18,249	415,165
The Walt Disney Company	94,753	9,425,081
Time Warner, Inc.	49,147	4,627,682
tronc, Inc. (A)	1,420	22,777

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class A	66,771	$2,574,022
Twenty-First Century Fox, Inc., Class B	27,441	1,047,423
Viacom, Inc., Class B	22,100	598,910
WideOpenWest, Inc. (A)(B)	1,946	17,222
World Wrestling Entertainment, Inc.,
Class A (B)	2,882	166,839
		38,433,942
Multiline retail – 0.4%
Big Lots, Inc. (B)	6,105	249,756
Dillard’s, Inc., Class A (B)	2,496	203,249
Dollar General Corp.	15,843	1,385,946
Dollar Tree, Inc. (A)	14,554	1,202,015
J.C. Penney Company, Inc. (A)(B)	21,640	52,369
Kohl’s Corp.	10,359	691,463
Macy’s, Inc.	18,758	654,842
Nordstrom, Inc.	7,086	347,427
Ollie’s Bargain Outlet Holdings, Inc. (A)	3,237	228,856
Target Corp.	33,359	2,431,538
		7,447,461
Specialty retail – 1.8%
Aaron’s, Inc.	8,986	357,463
Abercrombie & Fitch Company, Class A	4,667	111,308
Advance Auto Parts, Inc.	3,555	457,244
American Eagle Outfitters, Inc.	23,854	529,559
America’s Car-Mart, Inc. (A)	485	30,264
Asbury Automotive Group, Inc. (A)	1,262	87,772
Ascena Retail Group, Inc. (A)	12,402	40,431
At Home Group, Inc. (A)	731	25,300
AutoNation, Inc. (A)	4,525	206,612
AutoZone, Inc. (A)	1,328	862,297
Barnes & Noble Education, Inc. (A)	2,764	17,524
Barnes & Noble, Inc.	4,266	24,956
Bed Bath & Beyond, Inc.	10,797	196,074
Best Buy Company, Inc.	12,433	848,552
Big 5 Sporting Goods Corp. (B)	1,616	13,251
Boot Barn Holdings, Inc. (A)	1,366	32,347
Caleres, Inc.	2,888	102,408
Camping World Holdings, Inc.,
Class A (B)	2,219	42,161
CarMax, Inc. (A)(B)	8,809	607,116
Carvana Company (A)(B)	1,687	48,670
Chico’s FAS, Inc.	8,778	74,262
Citi Trends, Inc.	912	27,369
Conn’s, Inc. (A)(B)	1,301	30,118
Dick’s Sporting Goods, Inc.	6,269	229,445
DSW, Inc., Class A	4,493	107,293
Express, Inc. (A)	5,418	46,107
Five Below, Inc. (A)	7,876	556,912
Foot Locker, Inc.	5,966	321,985
Francesca’s Holdings Corp. (A)	2,718	16,063
GameStop Corp., Class A (B)	7,681	101,389
Genesco, Inc. (A)	1,368	59,782
GNC Holdings, Inc., Class A (A)(B)	5,202	16,646
Group 1 Automotive, Inc.	1,363	95,764
Guess?, Inc.	4,082	80,007
Haverty Furniture Companies, Inc.	1,361	27,220
Hibbett Sports, Inc. (A)	1,342	35,496
Hudson, Ltd., Class A (A)	2,785	48,793
Kirkland’s, Inc. (A)	1,254	16,089
L Brands, Inc.	12,025	407,768
Lithia Motors, Inc., Class A	1,608	157,182
Lowe’s Companies, Inc.	40,500	3,847,905
Lumber Liquidators Holdings, Inc. (A)	1,957	41,410
MarineMax, Inc. (A)	1,496	35,081
Monro, Inc. (B)	2,177	122,130
Murphy USA, Inc. (A)	2,388	159,423
National Vision Holdings, Inc. (A)	2,097	76,331
Office Depot, Inc.	74,637	176,143
O’Reilly Automotive, Inc. (A)	4,095	1,103,234
Party City Holdco, Inc. (A)(B)	2,446	35,956
Pier 1 Imports, Inc.	6,411	15,258
Rent-A-Center, Inc. (B)	2,989	28,366
RH (A)	1,375	134,379
Ross Stores, Inc.	18,695	1,474,662
Sally Beauty Holdings, Inc. (A)	9,485	143,603
Shoe Carnival, Inc.	824	26,541
Signet Jewelers, Ltd. (B)	4,584	197,112
Sleep Number Corp. (A)	2,711	75,827
Sonic Automotive, Inc., Class A	1,758	37,445
Sportsman’s Warehouse
Holdings, Inc. (A)	2,748	14,235
Tailored Brands, Inc.	3,363	110,340
The Buckle, Inc. (B)	1,985	50,121
The Cato Corp., Class A	1,627	37,144
The Children’s Place, Inc.	1,175	151,281
The Finish Line, Inc., Class A	2,790	37,972
The Gap, Inc.	11,164	312,369
The Home Depot, Inc.	56,972	10,628,127
The Michaels Companies, Inc. (A)	8,382	153,894
The TJX Companies, Inc.	30,841	2,785,559
Tiffany & Company	4,961	648,800
Tile Shop Holdings, Inc.	2,945	21,204
Tilly’s, Inc., A Shares	1,001	13,774
Tractor Supply Company	5,999	445,786
Ulta Beauty, Inc. (A)	2,835	699,990
Urban Outfitters, Inc. (A)	6,073	252,272
Williams-Sonoma, Inc. (B)	5,871	325,077
Winmark Corp.	147	21,050
Zumiez, Inc. (A)	1,308	31,719
		31,568,519
Textiles, apparel and luxury goods – 0.7%
Carter’s, Inc.	3,588	391,128
Columbia Sportswear Company	1,985	172,913
Crocs, Inc. (A)	4,765	85,008
Culp, Inc.	752	23,350
Deckers Outdoor Corp. (A)	4,563	516,349
Fossil Group, Inc. (A)	3,096	67,740
G-III Apparel Group, Ltd. (A)	2,969	124,401
Hanesbrands, Inc. (B)	22,113	403,120
Michael Kors Holdings, Ltd. (A)	9,374	537,974
Movado Group, Inc.	1,041	51,113
NIKE, Inc., Class B	79,581	5,713,916
Oxford Industries, Inc.	1,125	92,835
Perry Ellis International, Inc. (A)	910	25,025
PVH Corp.	4,683	749,280
Ralph Lauren Corp.	3,320	446,806
Skechers U.S.A., Inc., Class A (A)	10,286	298,911
Steven Madden, Ltd.	4,032	213,091
Superior Group of Companies, Inc.	623	14,734
Tapestry, Inc.	17,419	761,559
Under Armour, Inc., Class A (A)(B)	11,313	236,442
Under Armour, Inc., Class C (A)(B)	11,587	219,226
Unifi, Inc. (A)	1,102	34,724
Vera Bradley, Inc. (A)	1,505	17,533
VF Corp.	20,229	1,641,786
Wolverine World Wide, Inc.	6,364	213,385
		13,052,349
		200,178,578

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples – 4.1%
Beverages – 1.1%
Brown-Forman Corp., Class B	11,712	$662,431
Coca-Cola Bottling
Company Consolidated	326	41,536
Constellation Brands, Inc., Class A	7,640	1,704,331
Craft Brew Alliance, Inc. (A)	941	18,491
Dr. Pepper Snapple Group, Inc.	8,049	960,246
MGP Ingredients, Inc. (B)	882	78,101
Molson Coors Brewing Company,
Class B	8,144	502,078
Monster Beverage Corp. (A)	18,529	947,944
National Beverage Corp. (B)	801	75,518
PepsiCo, Inc.	63,458	6,361,665
Primo Water Corp. (A)	1,749	29,698
The Boston Beer Company, Inc.,
Class A (A)	1,237	314,012
The Coca-Cola Company	171,347	7,367,921
		19,063,972
Food and staples retailing – 0.7%
Casey’s General Stores, Inc.	2,847	275,590
Costco Wholesale Corp.	16,197	3,210,893
Ingles Markets, Inc., Class A	1,039	29,819
Performance Food Group Company (A)	6,926	247,605
PriceSmart, Inc.	1,525	129,091
SpartanNash Company	2,612	64,673
Sprouts Farmers Market, Inc. (A)	9,383	203,611
SUPERVALU, Inc. (A)	2,693	49,794
Sysco Corp.	17,797	1,157,339
The Andersons, Inc.	1,869	60,369
The Chefs’ Warehouse, Inc. (A)	1,476	40,147
The Kroger Company	29,800	725,034
United Natural Foods, Inc. (A)	7,307	333,053
Village Super Market, Inc., Class A	623	18,092
Walgreens Boots Alliance, Inc.	31,361	1,956,613
Walmart, Inc.	53,494	4,415,395
Weis Markets, Inc.	708	38,607
		12,955,725
Food products – 0.9%
Archer-Daniels-Midland Company	25,043	1,094,880
B&G Foods, Inc. (B)	4,529	127,491
Calavo Growers, Inc.	1,081	95,128
Cal-Maine Foods, Inc. (A)	1,954	93,890
Campbell Soup Company (B)	8,965	301,583
Conagra Brands, Inc.	17,960	665,598
Darling Ingredients, Inc. (A)	11,235	211,106
Dean Foods Company	6,428	61,516
Farmer Brothers Company (A)	626	18,279
Flowers Foods, Inc.	14,051	285,235
Fresh Del Monte Produce, Inc.	2,188	98,263
Freshpet, Inc. (A)	1,733	39,512
General Mills, Inc.	25,392	1,073,828
Hormel Foods Corp. (B)	11,918	427,737
Hostess Brands, Inc. (A)	5,511	75,115
Ingredion, Inc.	5,477	610,083
J&J Snack Foods Corp.	1,025	145,161
John B. Sanfilippo & Son, Inc.	605	41,031
Kellogg Company	11,083	713,634
Lamb Weston Holdings, Inc.	11,082	706,478
Lancaster Colony Corp.	2,752	347,027
Landec Corp. (A)	1,981	27,932
Limoneira Company	878	21,265
McCormick & Company, Inc.	5,368	542,168
Mondelez International, Inc., Class A	66,484	2,610,827
Post Holdings, Inc. (A)(B)	4,972	382,198
Sanderson Farms, Inc.	2,896	283,460
Seneca Foods Corp., Class A (A)	583	15,799
The Hain Celestial Group, Inc. (A)	7,879	201,072
The Hershey Company	6,255	563,200
The J.M. Smucker Company	5,038	541,585
The Kraft Heinz Company	26,669	1,532,934
Tootsie Roll Industries, Inc. (B)	2,705	78,716
TreeHouse Foods, Inc. (A)	4,282	205,151
Tyson Foods, Inc., Class A	13,304	897,621
		15,136,503
Household products – 0.7%
Central Garden & Pet Company (A)	961	39,238
Central Garden & Pet Company,
Class A (A)	2,155	81,912
Church & Dwight Company, Inc.	9,247	434,147
Colgate-Palmolive Company	33,072	2,086,512
Energizer Holdings, Inc.	4,525	274,849
HRG Group, Inc. (A)	8,239	104,471
Kimberly-Clark Corp.	13,247	1,335,960
Oil-Dri Corp. of America	412	16,031
The Clorox Company	4,888	590,617
The Procter & Gamble Company	95,374	6,978,516
WD-40 Company	931	128,059
		12,070,312
Personal products – 0.1%
Coty, Inc., Class A	18,764	248,623
Edgewell Personal Care Company (A)	4,094	178,990
elf Beauty, Inc. (A)(B)	1,555	29,312
Inter Parfums, Inc.	1,188	63,320
Medifast, Inc.	717	105,033
Natural Health Trends Corp.	590	13,004
Nu Skin Enterprises, Inc., Class A	4,219	345,494
Revlon, Inc., Class A (A)	903	15,577
The Estee Lauder Companies, Inc.,
Class A	8,501	1,270,389
USANA Health Sciences, Inc. (A)	777	90,909
		2,360,651
Tobacco – 0.6%
Altria Group, Inc.	84,782	4,725,749
Philip Morris International, Inc.	69,282	5,510,690
Universal Corp.	1,743	115,299
Vector Group, Ltd. (B)	6,687	129,728
		10,481,466
		72,068,629
Energy – 7.3%
Energy equipment and services – 1.2%
Apergy Corp. (A)	5,854	252,834
Archrock, Inc.	9,191	106,156
Baker Hughes, a GE Company	33,616	1,162,777
Basic Energy Services, Inc. (A)	1,230	16,248
Bristow Group, Inc. (B)	2,234	26,428
C&J Energy Services, Inc. (A)	3,442	92,659
Cactus, Inc., Class A (A)	1,603	54,053
CARBO Ceramics, Inc. (A)(B)	1,611	15,498
Core Laboratories NV (B)	3,344	415,258
Diamond Offshore Drilling, Inc. (A)(B)	9,314	169,142
Dril-Quip, Inc. (A)	5,483	263,458
Ensco PLC, Class A (B)	62,429	405,789
Era Group, Inc. (A)	1,548	20,016
Exterran Corp. (A)	2,194	60,467
Fairmount Santrol Holdings, Inc. (A)	10,754	60,545
Forum Energy Technologies, Inc. (A)	5,594	79,155
Frank’s International NV (B)	3,608	26,627

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
FTS International, Inc. (A)	1,520	$28,789
Geospace Technologies Corp. (A)	1,143	12,676
Gulf Island Fabrication, Inc.	1,166	12,243
Halliburton Company	69,195	3,441,759
Helix Energy Solutions Group, Inc. (A)	9,759	74,168
Helmerich & Payne, Inc.	8,616	571,930
Independence Contract Drilling, Inc. (A)	2,811	11,975
Keane Group, Inc. (A)	3,632	53,209
Key Energy Services, Inc. (A)	842	14,255
Liberty Oilfield Services, Inc.,
Class A (A)(B)	1,017	21,621
Mammoth Energy Services, Inc. (A)	516	19,484
Matrix Service Company (A)	1,842	35,735
McDermott International, Inc. (A)(B)	31,295	680,040
Nabors Industries, Ltd.	26,576	198,523
National Oilwell Varco, Inc.	30,231	1,252,168
Natural Gas Services Group, Inc. (A)	879	20,261
NCS Multistage Holdings, Inc. (A)(B)	786	11,963
Newpark Resources, Inc. (A)	5,791	62,832
Nine Energy Service, Inc. (A)	554	19,290
Noble Corp. PLC (A)	16,906	93,997
Nordic American Offshore, Ltd.	294	329
Oceaneering International, Inc.	7,465	177,891
Oil States International, Inc. (A)	3,481	123,227
Patterson-UTI Energy, Inc.	16,853	348,520
PHI, Inc. (A)	1,001	11,411
Pioneer Energy Services Corp. (A)	5,405	29,728
ProPetro Holding Corp. (A)	3,889	63,274
RigNet, Inc. (A)	936	11,092
Rowan Companies PLC, Class A (A)	16,638	259,553
Schlumberger, Ltd.	109,716	7,534,198
SEACOR Holdings, Inc. (A)	1,122	58,602
SEACOR Marine Holdings, Inc. (A)	1,137	26,697
Select Energy Services, Inc., Class A (A)	1,852	26,428
Smart Sand, Inc. (A)(B)	1,831	11,206
Solaris Oilfield Infrastructure, Inc.,
Class A (A)	1,241	19,161
Superior Energy Services, Inc. (A)	22,192	242,559
TechnipFMC PLC	34,864	1,086,014
TETRA Technologies, Inc. (A)	7,958	33,583
Transocean, Ltd. (A)(B)	33,053	418,120
U.S. Silica Holdings, Inc. (B)	5,619	173,796
Unit Corp. (A)	3,585	78,296
		20,597,713
Oil, gas and consumable fuels – 6.1%
Abraxas Petroleum Corp. (A)	10,803	29,168
Anadarko Petroleum Corp.	40,899	2,854,750
Andeavor	11,240	1,623,393
Apache Corp.	30,291	1,211,640
Arch Coal, Inc., Class A	1,299	106,726
Ardmore Shipping Corp. (A)	2,311	18,719
Bonanza Creek Energy, Inc. (A)	1,416	52,080
Cabot Oil & Gas Corp.	36,540	834,939
California Resources Corp. (A)	2,928	107,575
Callon Petroleum Company (A)	30,797	364,636
Carrizo Oil & Gas, Inc. (A)(B)	5,337	134,813
Chesapeake Energy Corp. (A)(B)	68,935	308,139
Chevron Corp.	151,538	18,836,173
Cimarex Energy Company	7,569	703,311
Clean Energy Fuels Corp. (A)	10,092	31,891
Cloud Peak Energy, Inc. (A)	5,382	19,483
CNX Resources Corp. (A)	15,268	246,731
Concho Resources, Inc. (A)	11,831	1,624,515
ConocoPhillips	93,210	6,281,422
CVR Energy, Inc. (B)	1,086	40,975
Delek US Holdings, Inc.	5,468	305,005
Denbury Resources, Inc. (A)	27,366	116,306
Devon Energy Corp.	41,797	1,737,501
DHT Holdings, Inc.	6,015	24,902
Dorian LPG, Ltd. (A)	1,909	15,425
Earthstone Energy, Inc., Class A (A)	1,544	13,649
Eclipse Resources Corp. (A)	7,234	11,719
Energen Corp. (A)	7,369	499,913
Energy XXI Gulf Coast, Inc. (A)	2,319	17,439
EOG Resources, Inc.	45,926	5,410,542
EQT Corp.	19,427	1,001,268
Evolution Petroleum Corp.	1,877	17,832
Exxon Mobil Corp.	336,127	27,306,957
Frontline, Ltd. (B)	5,439	31,220
GasLog, Ltd. (B)	2,798	50,364
Gastar Exploration, Inc. (A)	15,066	9,944
Gener8 Maritime, Inc. (A)	3,389	22,639
Golar LNG, Ltd.	6,556	170,325
Green Plains, Inc.	2,704	57,730
Gulfport Energy Corp. (A)	11,849	131,642
Halcon Resources Corp. (A)	9,653	46,721
Hess Corp.	21,319	1,288,094
HighPoint Resources Corp. (A)	6,917	49,387
HollyFrontier Corp.	13,447	1,037,839
International Seaways, Inc. (A)(B)	2,001	41,821
Jagged Peak Energy, Inc. (A)(B)	3,948	47,573
Kinder Morgan, Inc.	150,441	2,509,356
Lilis Energy, Inc. (A)(B)	3,107	18,456
Marathon Oil Corp.	67,533	1,447,232
Marathon Petroleum Corp.	37,655	2,975,875
Matador Resources Company (A)	14,494	406,847
Midstates Petroleum Company, Inc. (A)	958	12,626
Murphy Oil Corp.	12,299	378,194
NACCO Industries, Inc., Class A	323	12,387
Newfield Exploration Company (A)	15,792	461,758
Noble Energy, Inc.	39,095	1,395,692
Nordic American Tankers, Ltd. (B)	10,522	24,937
Oasis Petroleum, Inc. (A)	38,447	500,964
Occidental Petroleum Corp.	60,698	5,110,772
ONEOK, Inc.	32,535	2,217,586
Overseas Shipholding Group, Inc.,
Class A (A)	3,507	12,765
Pacific Ethanol, Inc. (A)	3,716	12,449
Panhandle Oil and Gas, Inc., Class A	1,077	22,455
Par Pacific Holdings, Inc. (A)	2,211	39,378
PBF Energy, Inc., Class A	8,391	395,887
PDC Energy, Inc. (A)	4,538	274,504
Peabody Energy Corp.	4,519	195,537
Penn Virginia Corp. (A)	978	67,443
Phillips 66	33,329	3,882,495
Pioneer Natural Resources Company	13,515	2,609,747
QEP Resources, Inc. (A)	18,267	220,848
Range Resources Corp.	18,652	295,448
Renewable Energy Group, Inc. (A)	2,615	46,678
Resolute Energy Corp. (A)(B)	1,509	53,811
REX American Resources Corp. (A)	408	31,016
Ring Energy, Inc. (A)	3,453	47,686
Sanchez Energy Corp. (A)(B)	5,217	20,555
SandRidge Energy, Inc. (A)	2,444	35,536
Scorpio Tankers, Inc.	18,844	54,648
SemGroup Corp., Class A	4,579	115,849
Ship Finance International, Ltd.	3,873	55,190
SilverBow Resources, Inc. (A)	490	14,092
SM Energy Company	7,786	203,993
Southwestern Energy Company (A)	38,746	183,269

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
SRC Energy, Inc. (A)	16,557	$214,248
Talos Energy, Inc. (A)	1,324	42,527
Teekay Corp. (B)	4,346	34,681
Teekay Tankers, Ltd., Class A (B)	15,390	17,083
Tellurian, Inc. (A)(B)	4,264	47,714
The Williams Companies, Inc.	65,549	1,760,646
Ultra Petroleum Corp. (A)(B)	13,617	24,238
Uranium Energy Corp. (A)(B)	10,538	15,807
Valero Energy Corp.	34,398	4,169,038
W&T Offshore, Inc. (A)	6,474	44,347
WildHorse Resource Development
Corp. (A)	3,316	89,068
World Fuel Services Corp.	5,128	107,073
WPX Energy, Inc. (A)	30,190	549,760
		108,375,027
		128,972,740
Financials – 13.8%
Banks – 7.1%
1st Source Corp.	1,063	56,530
Access National Corp.	1,113	31,865
ACNB Corp.	514	16,191
Allegiance Bancshares, Inc. (A)	854	37,192
American National Bankshares, Inc.	661	26,242
Ameris Bancorp	2,488	138,582
Arrow Financial Corp.	833	31,154
Associated Banc-Corp	12,931	356,896
Atlantic Capital Bancshares, Inc. (A)	1,590	33,390
Banc of California, Inc. (B)	2,978	57,773
BancFirst Corp.	1,122	67,040
BancorpSouth Bank	12,143	406,791
Bank of America Corp.	651,684	18,924,903
Bank of Commerce Holdings	1,529	18,195
Bank of Hawaii Corp.	3,209	272,540
Bank of Marin Bancorp	494	38,285
Bank of the Ozarks	9,206	437,653
Bankwell Financial Group, Inc.	550	17,045
Banner Corp.	2,226	133,449
Bar Harbor Bankshares	1,118	33,697
BB&T Corp.	52,963	2,780,558
BCB Bancorp, Inc.	1,080	16,848
Berkshire Hills Bancorp, Inc.	2,700	106,110
Blue Hills Bancorp, Inc.	1,597	32,579
Boston Private Financial Holdings, Inc.	5,688	96,696
Bridge Bancorp, Inc.	1,368	50,548
Brookline Bancorp, Inc.	5,130	93,366
Bryn Mawr Bank Corp.	1,278	60,002
Byline Bancorp, Inc. (A)	1,198	25,901
C&F Financial Corp.	273	16,489
Cadence BanCorp (B)	1,932	56,434
Camden National Corp.	1,038	47,457
Capital City Bank Group, Inc.	854	19,249
Capstar Financial Holdings, Inc. (A)	848	17,172
Carolina Financial Corp.	1,275	55,807
Cathay General Bancorp	10,962	462,487
CenterState Bank Corp.	4,076	125,337
Central Pacific Financial Corp.	2,016	59,351
Central Valley Community Bancorp	876	18,799
Century Bancorp, Inc., Class A	240	19,176
Chemical Financial Corp.	10,227	573,939
Chemung Financial Corp.	278	14,595
Citigroup, Inc.	175,030	11,672,751
Citizens & Northern Corp.	993	25,391
Citizens Financial Group, Inc.	33,256	1,358,508
City Holding Company	1,019	75,702
Civista Bancshares, Inc.	894	21,662
CNB Financial Corp.	1,059	32,183
CoBiz Financial, Inc.	2,663	59,438
Codorus Valley Bancorp, Inc.	657	19,710
Columbia Banking System, Inc.	4,942	210,134
Comerica, Inc.	11,799	1,112,528
Commerce Bancshares, Inc.	7,120	459,810
Community Bank System, Inc.	3,328	199,281
Community Bankers Trust Corp. (A)	1,944	18,954
Community Trust Bancorp, Inc.	1,053	53,756
ConnectOne Bancorp, Inc.	2,100	55,125
Cullen/Frost Bankers, Inc.	4,394	501,927
Customers Bancorp, Inc. (A)	1,991	60,347
CVB Financial Corp.	7,109	164,858
DNB Financial Corp.	381	13,735
Eagle Bancorp, Inc. (A)	2,159	130,727
East West Bancorp, Inc.	10,959	761,431
Enterprise Financial Services Corp.	1,476	80,590
Equity Bancshares, Inc., Class A (A)	769	30,614
Evans Bancorp, Inc.	418	19,458
Farmers & Merchants Bancorp, Inc.	563	23,280
Farmers Capital Bank Corp.	542	28,753
Farmers National Banc Corp.	1,897	29,973
FB Financial Corp.	874	35,764
FCB Financial Holdings, Inc.,
Class A (A)	2,499	152,314
Fidelity Southern Corp.	1,598	39,023
Fifth Third Bancorp	47,583	1,455,088
Financial Institutions, Inc.	1,128	35,927
First Bancorp (NC)	1,906	79,309
First BanCorp (PR) (A)	13,179	102,137
First Busey Corp.	2,750	88,303
First Business Financial Services, Inc.	696	18,012
First Citizens BancShares, Inc., Class A	491	215,691
First Commonwealth Financial Corp.	6,481	101,687
First Community Bancshares, Inc.	1,156	39,824
First Connecticut Bancorp, Inc.	1,041	26,702
First Financial Bancorp	6,537	205,589
First Financial Bankshares, Inc. (B)	4,315	226,969
First Financial Corp.	803	35,011
First Financial Northwest, Inc.	879	15,277
First Foundation, Inc. (A)	2,101	40,738
First Guaranty Bancshares, Inc. (B)	523	14,126
First Horizon National Corp.	24,779	459,403
First Internet Bancorp	604	21,321
First Interstate BancSystem, Inc.,
Class A	1,773	77,391
First Merchants Corp.	2,770	126,007
First Mid-Illinois Bancshares, Inc.	731	27,383
First Midwest Bancorp, Inc.	6,976	183,260
First Northwest Bancorp (A)	982	16,016
Flushing Financial Corp.	2,003	53,460
FNB Bancorp	474	17,931
FNB Corp.	24,524	324,943
Franklin Financial Network, Inc. (A)	900	32,895
Fulton Financial Corp.	24,984	435,971
German American Bancorp, Inc.	1,425	51,400
Glacier Bancorp, Inc.	5,321	207,466
Great Southern Bancorp, Inc.	758	43,585
Great Western Bancorp, Inc.	4,038	176,016
Green Bancorp, Inc.	1,735	38,951
Guaranty Bancorp	1,688	56,886
Guaranty Bancshares, Inc.	567	18,456
Hancock Whitney Corp.	12,192	612,648
Hanmi Financial Corp.	2,192	65,650

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
HarborOne Bancorp, Inc. (A)	1,028	$18,967
Heartland Financial USA, Inc.	1,618	88,747
Heritage Commerce Corp.	2,497	42,599
Heritage Financial Corp.	2,004	64,429
Hilltop Holdings, Inc.	5,071	118,915
Home BancShares, Inc.	22,779	524,373
HomeTrust Bancshares, Inc. (A)	1,235	33,222
Hope Bancorp, Inc.	8,990	161,730
Horizon Bancorp	1,608	50,443
Howard Bancorp, Inc. (A)	751	12,992
Huntington Bancshares, Inc.	75,244	1,118,878
IBERIABANK Corp.	3,444	275,176
Independent Bank Corp. (MA)	1,829	143,302
Independent Bank Corp. (MI)	1,379	35,233
Independent Bank Group, Inc.	1,371	103,168
International Bancshares Corp.	7,858	339,466
Investar Holding Corp.	682	18,653
Investors Bancorp, Inc.	17,085	227,914
JPMorgan Chase & Co.	233,723	25,010,698
KeyCorp	72,293	1,405,376
Lakeland Bancorp, Inc.	3,096	62,230
Lakeland Financial Corp.	1,623	79,186
LCNB Corp.	761	14,878
LegacyTexas Financial Group, Inc.	3,255	136,677
Live Oak Bancshares, Inc.	1,593	47,073
M&T Bank Corp.	10,219	1,758,486
Macatawa Bank Corp.	2,093	25,304
MB Financial, Inc.	11,891	587,296
MBT Financial Corp.	1,717	18,200
Mercantile Bank Corp.	1,150	41,515
Metropolitan Bank Holding Corp. (A)	308	15,726
Middlefield Banc Corp.	269	14,244
Midland States Bancorp, Inc.	1,126	36,527
MidSouth Bancorp, Inc.	1,288	17,903
MidWestOne Financial Group, Inc.	897	29,897
MutualFirst Financial, Inc.	456	17,510
National Bank Holdings Corp., Class A	1,629	63,433
National Bankshares, Inc.	522	25,134
National Commerce Corp. (A)	852	39,235
NBT Bancorp, Inc.	2,954	112,547
Nicolet Bankshares, Inc. (A)	624	35,462
Northeast Bancorp	672	14,650
Northrim BanCorp, Inc.	522	20,723
Norwood Financial Corp.	456	14,236
OFG Bancorp (B)	3,059	43,132
Ohio Valley Banc Corp.	343	16,807
Old Line Bancshares, Inc.	820	28,192
Old National Bancorp	9,146	164,171
Old Second Bancorp, Inc.	2,116	31,634
Opus Bank	1,387	41,055
Orrstown Financial Services, Inc.	603	15,648
Pacific Mercantile Bancorp (A)	1,495	14,651
Pacific Premier Bancorp, Inc. (A)	2,676	110,519
PacWest Bancorp	9,536	505,980
Park National Corp.	897	102,994
Parke Bancorp, Inc. (B)	657	14,421
Peapack Gladstone Financial Corp.	1,270	43,815
Penns Woods Bancorp, Inc.	368	16,983
Peoples Bancorp of North Carolina, Inc.	420	13,343
Peoples Bancorp, Inc.	1,149	43,122
Peoples Financial Services Corp.	524	24,638
People’s United Financial, Inc.	23,464	431,972
People’s Utah Bancorp	938	34,190
Pinnacle Financial Partners, Inc.	5,610	376,151
Preferred Bank	905	57,649
Premier Financial Bancorp, Inc.	747	16,733
Prosperity Bancshares, Inc.	5,294	383,444
QCR Holdings, Inc.	843	40,506
RBB Bancorp	628	19,085
Regions Financial Corp.	76,790	1,400,650
Renasant Corp.	3,087	147,929
Republic Bancorp, Inc., Class A	633	27,795
Republic First Bancorp, Inc. (A)	3,636	31,270
S&T Bancorp, Inc.	2,307	104,207
Sandy Spring Bancorp, Inc.	2,155	89,540
Seacoast Banking Corp. of Florida (A)	2,885	89,954
ServisFirst Bancshares, Inc.	3,182	133,676
Shore Bancshares, Inc.	994	18,767
Sierra Bancorp	981	27,703
Signature Bank (A)	4,070	518,884
Simmons First National Corp., Class A	5,672	181,504
SmartFinancial, Inc. (A)	700	16,667
South State Corp.	2,439	218,351
Southern First Bancshares, Inc. (A)	463	21,900
Southern National Bancorp of
Virginia, Inc.	1,739	30,380
Southside Bancshares, Inc.	1,833	62,597
State Bank Financial Corp.	2,529	84,848
Sterling Bancorp	31,570	775,044
Stock Yards Bancorp, Inc.	1,520	60,344
Summit Financial Group, Inc.	821	21,165
SunTrust Banks, Inc.	31,881	2,152,286
SVB Financial Group (A)	3,632	1,133,656
Synovus Financial Corp.	8,998	486,882
TCF Financial Corp.	12,962	341,030
Texas Capital Bancshares, Inc. (A)	7,159	689,770
The Bancorp, Inc. (A)	3,430	38,828
The Bank of NT Butterfield & Son, Ltd.	3,573	170,611
The Community Financial Corp.	387	14,238
The First Bancshares, Inc.	738	25,350
The First of Long Island Corp.	1,698	43,299
The PNC Financial Services Group, Inc.	32,123	4,606,759
Tompkins Financial Corp.	983	82,837
Towne Bank	4,347	137,583
TriCo Bancshares	1,395	54,293
TriState Capital Holdings, Inc. (A)	1,585	40,735
Triumph Bancorp, Inc. (A)	1,175	48,234
Trustmark Corp.	9,783	314,719
U.S. Bancorp	106,744	5,336,133
UMB Financial Corp.	6,389	492,272
Umpqua Holdings Corp.	31,774	747,960
Union Bankshares Corp.	3,803	156,303
United Bankshares, Inc. (B)	14,801	539,496
United Community Banks, Inc.	4,949	160,645
United Security Bancshares	1,083	11,588
Univest Corp. of Pennsylvania	1,970	57,327
Valley National Bancorp	37,545	477,197
Veritex Holdings, Inc. (A)	1,192	36,642
Washington Trust Bancorp, Inc.	1,006	61,366
Webster Financial Corp.	6,983	447,610
Wells Fargo & Company	298,862	16,135,559
WesBanco, Inc.	2,848	132,688
Westamerica Bancorporation (B)	1,760	100,725
Wintrust Financial Corp.	7,992	736,143
Zions Bancorporation	13,554	742,895
		125,509,491
Capital markets – 3.1%
Affiliated Managers Group, Inc.	3,664	583,529
Ameriprise Financial, Inc.	9,814	1,360,515

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Arlington Asset Investment Corp.,
Class A (B)	1,889	$21,610
Artisan Partners Asset Management, Inc.,
Class A	3,144	101,551
Associated Capital Group, Inc., Class A	341	13,231
B. Riley Financial, Inc.	1,458	30,910
BlackRock, Inc.	8,310	4,439,451
BrightSphere Investment Group PLC	5,184	80,404
Cboe Global Markets, Inc.	7,560	737,554
CME Group, Inc.	22,888	3,728,455
Cohen & Steers, Inc.	1,464	56,994
Cowen, Inc. (A)	1,809	27,045
Diamond Hill Investment Group, Inc.	220	43,107
Donnelley Financial Solutions, Inc. (A)	2,380	36,557
E*TRADE Financial Corp. (A)	17,990	1,139,667
Eaton Vance Corp.	9,103	489,741
Evercore, Inc., Class A	5,751	600,404
FactSet Research Systems, Inc.	2,959	594,789
Federated Investors, Inc., Class B	7,197	174,671
Financial Engines, Inc.	4,029	179,895
Franklin Resources, Inc.	21,849	733,471
GAIN Capital Holdings, Inc.	2,298	18,913
GAMCO Investors, Inc., Class A (B)	462	11,901
Greenhill & Company, Inc.	1,708	45,006
Hamilton Lane, Inc., Class A	952	44,516
Houlihan Lokey, Inc.	1,786	87,318
Interactive Brokers Group, Inc., Class A	5,419	394,395
Intercontinental Exchange, Inc.	39,112	2,772,650
INTL. FCStone, Inc. (A)	1,046	52,300
Invesco, Ltd.	27,306	746,000
Investment Technology Group, Inc.	2,275	49,914
Janus Henderson Group PLC	13,675	422,421
Ladenburg Thalmann Financial
Services, Inc.	7,407	26,443
Legg Mason, Inc.	6,409	238,863
MarketAxess Holdings, Inc.	2,850	608,903
Moelis & Company, Class A	2,116	125,373
Moody’s Corp.	11,165	1,904,414
Morgan Stanley	92,697	4,647,828
MSCI, Inc.	6,056	984,524
Nasdaq, Inc.	7,843	720,458
Northern Trust Corp.	14,316	1,467,676
Oppenheimer Holdings, Inc., Class A	674	18,973
Piper Jaffray Companies	991	74,127
PJT Partners, Inc., Class A	1,207	66,711
Pzena Investment Management, Inc.,
Class A	1,403	12,613
Raymond James Financial, Inc.	8,724	842,389
S&P Global, Inc.	17,049	3,367,178
Safeguard Scientifics, Inc. (A)	1,509	19,843
SEI Investments Company	9,897	631,231
State Street Corp.	24,721	2,375,935
Stifel Financial Corp.	10,008	588,470
T. Rowe Price Group, Inc.	16,448	1,997,116
The Bank of New York Mellon Corp.	67,864	3,715,554
The Charles Schwab Corp.	80,540	4,479,635
The Goldman Sachs Group, Inc.	23,720	5,357,874
Virtu Financial, Inc., Class A	2,347	72,874
Virtus Investment Partners, Inc.	477	59,887
Waddell & Reed Financial, Inc.,
Class A (B)	5,531	107,301
Westwood Holdings Group, Inc.	576	33,425
WisdomTree Investments, Inc.	8,014	87,833
		54,452,336
Consumer finance – 0.7%
American Express Company	48,370	4,754,771
Capital One Financial Corp.	32,694	3,073,236
Curo Group Holdings Corp. (A)	572	13,162
Discover Financial Services	23,827	1,759,862
Elevate Credit, Inc. (A)	1,485	11,375
Encore Capital Group, Inc. (A)	1,637	64,580
Enova International, Inc. (A)	2,277	76,507
EZCORP, Inc., Class A (A)	3,475	43,090
FirstCash, Inc.	3,154	286,226
Green Dot Corp., Class A (A)	3,157	224,999
LendingClub Corp. (A)	22,717	74,739
Navient Corp.	17,805	245,887
Nelnet, Inc., Class A	1,300	79,872
PRA Group, Inc. (A)(B)	3,076	118,734
Regional Management Corp. (A)	712	25,411
SLM Corp. (A)	32,870	375,704
Synchrony Financial	48,016	1,662,794
World Acceptance Corp. (A)	416	44,866
		12,935,815
Diversified financial services – 1.4%
Banco Latinoamericano de Comercio
Exterior SA	2,093	55,737
Berkshire Hathaway, Inc., Class B (A)	129,250	24,755,253
Cannae Holdings, Inc. (A)	4,171	83,378
Jefferies Financial Group, Inc.	21,048	460,530
Marlin Business Services Corp.	634	18,608
NewStar Financial, Inc. (A)	2,317	1,141
On Deck Capital, Inc. (A)	3,603	23,924
		25,398,571
Insurance – 1.2%
Aflac, Inc.	15,729	708,749
Alleghany Corp.	1,167	665,844
Ambac Financial Group, Inc. (A)	3,169	58,722
American Equity Investment Life
Holding Company	5,954	211,010
American Financial Group, Inc.	5,229	574,563
American International Group, Inc.	18,093	955,129
AMERISAFE, Inc.	1,302	77,664
AmTrust Financial Services, Inc.	5,909	78,944
Aon PLC	4,954	692,916
Argo Group International Holdings, Ltd.	2,222	134,987
Arthur J. Gallagher & Company	3,609	239,205
Aspen Insurance Holdings, Ltd.	4,509	195,691
Assurant, Inc.	1,071	99,978
Baldwin & Lyons, Inc., Class B	798	18,593
Brighthouse Financial, Inc. (A)	2,182	102,794
Brown & Brown, Inc.	17,343	481,789
Chubb, Ltd.	9,270	1,211,496
Cincinnati Financial Corp.	3,086	214,076
Citizens, Inc. (A)(B)	3,323	24,623
CNO Financial Group, Inc.	24,012	480,720
Donegal Group, Inc., Class A	854	11,939
eHealth, Inc. (A)	1,109	23,633
EMC Insurance Group, Inc.	694	17,884
Employers Holdings, Inc.	2,162	85,615
Enstar Group, Ltd. (A)	749	152,234
Everest Re Group, Ltd.	817	184,062
FBL Financial Group, Inc., Class A	680	53,448
Federated National Holding Company	865	19,687
First American Financial Corp.	8,394	437,160
Genworth Financial, Inc., Class A (A)	72,639	249,878
Global Indemnity, Ltd.	596	22,547
Greenlight Capital Re, Ltd., Class A (A)	2,177	31,131
Hallmark Financial Services, Inc. (A)	1,229	12,118

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
HCI Group, Inc.	562	$23,301
Health Insurance Innovations, Inc.,
Class A (A)	817	26,062
Heritage Insurance Holdings, Inc. (B)	1,519	25,641
Horace Mann Educators Corp.	2,795	123,539
Independence Holding Company	451	16,755
Infinity Property & Casualty Corp.	720	104,184
Investors Title Company	100	18,500
James River Group Holdings, Ltd.	1,748	66,302
Kemper Corp.	6,413	496,687
Kingstone Companies, Inc.	750	13,088
Kinsale Capital Group, Inc.	937	49,624
Lincoln National Corp.	4,313	285,909
Loews Corp.	5,647	275,969
Maiden Holdings, Ltd.	5,052	44,205
Marsh & McLennan Companies, Inc.	10,191	819,051
MBIA, Inc. (A)(B)	6,197	50,691
Mercury General Corp.	2,769	130,448
MetLife, Inc.	20,964	964,134
National General Holdings Corp.	3,383	92,627
National Western Life Group, Inc.,
Class A	161	50,097
NI Holdings, Inc. (A)	871	14,232
Old Republic International Corp.	18,998	398,578
Primerica, Inc.	6,368	626,293
Principal Financial Group, Inc.	5,461	304,724
Prudential Financial, Inc.	8,518	824,883
Reinsurance Group of America, Inc.	4,889	730,612
RenaissanceRe Holdings, Ltd.	3,034	372,484
RLI Corp.	2,601	170,834
Safety Insurance Group, Inc.	973	83,678
Selective Insurance Group, Inc.	3,908	222,170
State Auto Financial Corp.	1,076	33,378
Stewart Information Services Corp.	1,432	60,416
The Allstate Corp.	7,136	667,073
The Hanover Insurance Group, Inc.	3,222	390,635
The Hartford Financial Services
Group, Inc.	7,180	375,729
The Navigators Group, Inc.	1,412	83,026
The Progressive Corp.	11,661	724,031
The Travelers Companies, Inc.	5,465	702,362
Third Point Reinsurance, Ltd. (A)	6,331	84,519
Torchmark Corp.	2,305	195,533
Trupanion, Inc. (A)(B)	1,583	50,292
United Fire Group, Inc.	1,411	75,686
United Insurance Holdings Corp.	1,444	29,876
Universal Insurance Holdings, Inc.	2,125	75,756
Unum Group	4,631	179,729
W.R. Berkley Corp.	7,280	556,702
Willis Towers Watson PLC	2,652	400,850
WMIH Corp. (A)	13,967	18,855
XL Group, Ltd.	5,233	290,850
		20,949,429
Mortgage real estate investment trusts – 0.1%
AG Mortgage Investment Trust, Inc.	1,877	35,438
Anworth Mortgage Asset Corp.	6,636	33,645
Apollo Commercial Real Estate
Finance, Inc.	7,029	130,669
Ares Commercial Real Estate Corp.	1,959	27,073
ARMOUR Residential REIT, Inc.	2,705	62,675
Capstead Mortgage Corp.	6,444	58,963
Cherry Hill Mortgage Investment Corp.	942	16,937
CYS Investments, Inc.	10,449	76,487
Dynex Capital, Inc.	3,892	25,220
Ellington Residential Mortgage REIT	1,002	11,583
Exantas Capital Corp.	2,237	22,571
Granite Point Mortgage Trust, Inc.	2,947	53,901
Great Ajax Corp.	1,365	18,032
Hannon Armstrong Sustainable
Infrastructure Capital, Inc.	3,503	64,245
Invesco Mortgage Capital, Inc.	7,403	120,151
KKR Real Estate Finance Trust, Inc.	998	20,309
Ladder Capital Corp.	5,264	81,697
MTGE Investment Corp.	2,883	57,516
New York Mortgage Trust, Inc.	7,665	47,216
Orchid Island Capital, Inc.	3,579	26,377
Owens Realty Mortgage, Inc.	886	14,894
PennyMac Mortgage Investment Trust	3,939	73,738
Redwood Trust, Inc.	5,113	83,649
Sutherland Asset Management Corp.	1,201	18,736
TPG RE Finance Trust, Inc.	1,367	27,914
Western Asset Mortgage Capital Corp.	2,732	28,877
		1,238,513
Thrifts and mortgage finance – 0.2%
BankFinancial Corp.	1,061	18,896
Beneficial Bancorp, Inc.	4,726	77,270
BofI Holding, Inc. (A)(B)	4,008	165,170
BSB Bancorp, Inc. (A)	621	21,021
Capitol Federal Financial, Inc.	8,691	114,200
Charter Financial Corp.	899	22,052
Dime Community Bancshares, Inc.	2,272	46,235
Entegra Financial Corp. (A)	499	14,222
Essent Group, Ltd. (A)	5,574	191,188
Federal Agricultural Mortgage Corp.,
Class C	598	55,919
First Defiance Financial Corp.	679	42,444
Flagstar Bancorp, Inc. (A)	1,397	48,602
Hingham Institution for Savings	86	18,426
Home Bancorp, Inc.	474	20,865
HomeStreet, Inc. (A)	1,898	50,866
Kearny Financial Corp.	6,920	99,994
LendingTree, Inc. (A)(B)	1,022	264,596
Luther Burbank Corp.	1,153	14,124
Malvern Bancorp, Inc. (A)	517	13,649
Merchants Bancorp	568	14,490
Meridian Bancorp, Inc.	3,304	64,593
Meta Financial Group, Inc.	638	72,190
MGIC Investment Corp. (A)	25,404	263,948
Nationstar Mortgage Holdings, Inc. (A)	2,011	36,037
New York Community Bancorp, Inc.	37,166	430,754
NMI Holdings, Inc., Class A (A)	3,947	65,718
Northfield Bancorp, Inc.	3,225	52,697
Northwest Bancshares, Inc.	6,359	109,629
OceanFirst Financial Corp.	2,775	81,363
Ocwen Financial Corp. (A)	7,538	32,941
Oritani Financial Corp.	2,872	45,665
PCSB Financial Corp.	1,307	26,715
PennyMac Financial Services, Inc.,
Class A (A)	1,087	21,849
PHH Corp. (A)	2,307	24,916
Provident Financial Services, Inc.	4,165	116,370
Radian Group, Inc.	14,874	236,497
Riverview Bancorp, Inc.	1,790	15,663
SI Financial Group, Inc.	940	14,147
Southern Missouri Bancorp, Inc.	479	17,512
Sterling Bancorp, Inc.	1,299	17,692
Territorial Bancorp, Inc.	643	19,663
Timberland Bancorp, Inc.	533	17,397
TrustCo Bank Corp.	6,652	57,872
United Community Financial Corp.	3,339	34,926

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
United Financial Bancorp, Inc.	3,597	$62,660
Walker & Dunlop, Inc.	1,893	106,235
Washington Federal, Inc.	12,402	402,445
Waterstone Financial, Inc.	1,677	29,096
Western New England Bancorp, Inc.	2,027	21,993
WSFS Financial Corp.	2,072	108,469
		3,921,881
		244,406,036
Health care – 14.6%
Biotechnology – 2.7%
AbbVie, Inc. (B)	102,051	10,096,926
Abeona Therapeutics, Inc. (A)(B)	1,961	34,710
Acceleron Pharma, Inc. (A)	2,603	92,511
Achaogen, Inc. (A)(B)	2,431	30,144
Achillion Pharmaceuticals, Inc. (A)	9,550	32,375
Acorda Therapeutics, Inc. (A)	3,002	78,803
Adamas Pharmaceuticals, Inc. (A)	1,196	34,253
Aduro Biotech, Inc. (A)	3,197	28,134
Agenus, Inc. (A)	5,308	17,782
Aimmune Therapeutics, Inc. (A)	2,447	80,971
Akebia Therapeutics, Inc. (A)	3,223	31,650
Alder Biopharmaceuticals, Inc. (A)	4,449	77,635
Alexion Pharmaceuticals, Inc. (A)	14,268	1,656,943
AMAG Pharmaceuticals, Inc. (A)	2,439	59,634
Amgen, Inc.	42,801	7,687,916
Amicus Therapeutics, Inc. (A)(B)	12,797	216,269
AnaptysBio, Inc. (A)	1,226	95,383
Apellis Pharmaceuticals, Inc. (A)	822	16,777
Ardelyx, Inc. (A)	2,724	10,828
Arena Pharmaceuticals, Inc. (A)	3,294	150,602
ARMO BioSciences, Inc. (A)(B)	472	23,600
Array BioPharma, Inc. (A)	13,667	223,455
Atara Biotherapeutics, Inc. (A)(B)	2,267	112,897
Athenex, Inc. (A)	610	9,772
Athersys, Inc. (A)(B)	7,166	17,485
Audentes Therapeutics, Inc. (A)	1,387	52,567
Bellicum Pharmaceuticals, Inc. (A)	2,164	17,485
BioCryst Pharmaceuticals, Inc. (A)	6,927	44,541
Biogen, Inc. (A)	13,549	3,982,864
Biohaven Pharmaceutical Holding
Company, Ltd. (A)	2,199	76,965
BioSpecifics Technologies Corp. (A)	422	18,256
BioTime, Inc. (A)(B)	6,926	15,514
Bluebird Bio, Inc. (A)	3,351	599,997
Blueprint Medicines Corp. (A)	2,918	245,345
Calithera Biosciences, Inc. (A)	2,450	12,618
Cara Therapeutics, Inc. (A)(B)	1,962	30,686
Catalyst Pharmaceuticals, Inc. (A)	6,152	23,624
Celgene Corp. (A)	48,165	3,789,622
ChemoCentryx, Inc. (A)	1,717	22,287
Chimerix, Inc. (A)	3,515	16,064
Clovis Oncology, Inc. (A)	3,021	141,866
Coherus Biosciences, Inc. (A)	2,803	43,727
Concert Pharmaceuticals, Inc. (A)	1,246	25,456
Corbus Pharmaceuticals
Holdings, Inc. (A)(B)	3,534	21,911
Cue Biopharma, Inc. (A)	739	9,467
Cytokinetics, Inc. (A)	2,970	26,730
CytomX Therapeutics, Inc. (A)(B)	2,014	51,699
Deciphera Pharmaceuticals, Inc. (A)(B)	635	16,332
Denali Therapeutics, Inc. (A)(B)	1,147	22,057
Dynavax Technologies Corp. (A)(B)	4,181	66,060
Eagle Pharmaceuticals, Inc. (A)(B)	567	38,221
Editas Medicine, Inc. (A)(B)	2,573	98,597
Emergent BioSolutions, Inc. (A)	2,293	118,227
Enanta Pharmaceuticals, Inc. (A)	1,063	106,077
Epizyme, Inc. (A)	3,417	59,627
Esperion Therapeutics, Inc. (A)(B)	1,198	46,111
Exact Sciences Corp. (A)	8,052	479,416
Fate Therapeutics, Inc. (A)(B)	3,396	37,186
FibroGen, Inc. (A)	4,782	257,750
Five Prime Therapeutics, Inc. (A)	2,321	40,757
Flexion Therapeutics, Inc. (A)(B)	2,275	61,675
Fortress Biotech, Inc. (A)(B)	2,918	10,067
Foundation Medicine, Inc. (A)	992	98,357
G1 Therapeutics, Inc. (A)	940	40,711
Genomic Health, Inc. (A)	1,401	55,928
Geron Corp. (A)(B)	10,379	42,035
Gilead Sciences, Inc.	83,840	5,650,816
Global Blood Therapeutics, Inc. (A)	2,689	129,475
Halozyme Therapeutics, Inc. (A)	8,212	151,101
Heron Therapeutics, Inc. (A)	3,736	121,794
Idera Pharmaceuticals, Inc. (A)	10,011	20,523
Immune Design Corp. (A)	2,679	12,056
ImmunoGen, Inc. (A)	6,890	78,959
Immunomedics, Inc. (A)(B)	6,994	154,288
Incyte Corp. (A)	11,312	772,270
Inovio Pharmaceuticals, Inc. (A)	5,783	27,527
Insmed, Inc. (A)	5,271	146,850
Insys Therapeutics, Inc. (A)(B)	1,927	12,564
Intellia Therapeutics, Inc. (A)(B)	1,176	31,870
Invitae Corp. (A)(B)	3,120	23,088
Iovance Biotherapeutics, Inc. (A)	5,067	73,978
Ironwood Pharmaceuticals, Inc. (A)	9,288	172,571
Jounce Therapeutics, Inc. (A)	1,143	12,859
Karyopharm Therapeutics, Inc. (A)	2,492	46,301
Keryx Biopharmaceuticals, Inc. (A)(B)	6,438	33,928
Kindred Biosciences, Inc. (A)	1,830	18,666
Kura Oncology, Inc. (A)	1,512	25,175
La Jolla Pharmaceutical Company (A)(B)	1,228	38,314
Lexicon Pharmaceuticals, Inc. (A)(B)	3,163	36,691
Ligand Pharmaceuticals, Inc. (A)(B)	1,402	269,506
Loxo Oncology, Inc. (A)(B)	1,565	277,521
MacroGenics, Inc. (A)	2,385	54,211
Madrigal Pharmaceuticals, Inc. (A)	325	86,323
MediciNova, Inc. (A)(B)	2,724	25,224
Mersana Therapeutics, Inc. (A)	795	16,639
MiMedx Group, Inc. (A)(B)	7,282	61,314
Minerva Neurosciences, Inc. (A)	1,995	17,556
Miragen Therapeutics, Inc. (A)	1,411	9,976
Momenta Pharmaceuticals, Inc. (A)	5,210	122,956
Myriad Genetics, Inc. (A)	4,475	163,382
NantKwest, Inc. (A)	2,629	9,622
Natera, Inc. (A)	2,271	26,480
NewLink Genetics Corp. (A)	2,430	12,782
Novavax, Inc. (A)(B)	21,838	35,596
Organovo Holdings, Inc. (A)(B)	8,758	17,253
PDL BioPharma, Inc. (A)	10,695	28,556
Pieris Pharmaceuticals, Inc. (A)	2,971	16,697
Portola Pharmaceuticals, Inc. (A)	3,923	157,508
Progenics Pharmaceuticals, Inc. (A)	5,036	38,274
Prothena Corp. PLC (A)	2,759	37,219
PTC Therapeutics, Inc. (A)	2,752	93,293
Puma Biotechnology, Inc. (A)	1,994	105,582
Radius Health, Inc. (A)	2,651	75,554
Recro Pharma, Inc. (A)	1,076	5,864
Regeneron Pharmaceuticals, Inc. (A)	4,923	1,478,475
REGENXBIO, Inc. (A)	1,909	103,468
Repligen Corp. (A)	2,600	113,568

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Retrophin, Inc. (A)	2,726	$76,355
Rhythm Pharmaceuticals, Inc. (A)	580	18,635
Rigel Pharmaceuticals, Inc. (A)	10,557	34,310
Sage Therapeutics, Inc. (A)	2,884	440,358
Sangamo Therapeutics, Inc. (A)	5,764	94,818
Sarepta Therapeutics, Inc. (A)(B)	4,183	392,575
Selecta Biosciences, Inc. (A)	1,114	13,335
Seres Therapeutics, Inc. (A)(B)	1,721	13,854
Solid Biosciences, Inc. (A)	693	14,955
Spark Therapeutics, Inc. (A)(B)	1,902	151,761
Spectrum Pharmaceuticals, Inc. (A)	6,008	115,894
Stemline Therapeutics, Inc. (A)	1,860	36,549
Strongbridge Biopharma PLC (A)	2,129	13,839
Synergy Pharmaceuticals, Inc. (A)(B)	17,850	28,382
Syros Pharmaceuticals, Inc. (A)	1,196	14,866
TG Therapeutics, Inc. (A)	3,578	47,945
Tocagen, Inc. (A)(B)	1,447	13,573
Ultragenyx Pharmaceutical, Inc. (A)	3,068	224,578
United Therapeutics Corp. (A)	3,278	349,369
Vanda Pharmaceuticals, Inc. (A)	3,057	53,803
VBI Vaccines, Inc. (A)	3,013	9,370
Veracyte, Inc. (A)	2,088	15,973
Vertex Pharmaceuticals, Inc. (A)	16,250	2,502,500
Voyager Therapeutics, Inc. (A)(B)	1,181	23,466
Xencor, Inc. (A)	2,633	105,346
ZIOPHARM Oncology, Inc. (A)(B)	9,353	45,830
		47,986,239
Health care equipment and supplies – 4.5%
Abaxis, Inc.	1,503	124,448
Abbott Laboratories	173,011	10,645,367
ABIOMED, Inc. (A)	4,185	1,595,071
Accuray, Inc. (A)	5,959	26,220
Align Technology, Inc. (A)	7,178	2,382,737
Analogic Corp.	855	71,521
AngioDynamics, Inc. (A)	2,554	53,711
Anika Therapeutics, Inc. (A)(B)	1,009	41,026
Antares Pharma, Inc. (A)	10,607	27,684
AtriCure, Inc. (A)	2,233	52,944
Atrion Corp.	95	56,050
AxoGen, Inc. (A)	1,909	93,732
Baxter International, Inc.	49,409	3,500,134
Becton, Dickinson and Company	26,449	5,860,834
Boston Scientific Corp. (A)	136,727	4,155,134
Cantel Medical Corp.	5,170	563,995
Cardiovascular Systems, Inc. (A)	2,295	69,080
Cerus Corp. (A)	8,848	58,308
CONMED Corp.	1,876	128,787
CryoLife, Inc. (A)	2,229	61,409
Cutera, Inc. (A)	896	37,632
Danaher Corp.	61,024	6,058,463
DENTSPLY SIRONA, Inc.	22,852	1,001,146
Edwards Lifesciences Corp. (A)	20,866	2,865,110
Endologix, Inc. (A)	6,140	34,445
FONAR Corp. (A)	485	12,950
GenMark Diagnostics, Inc. (A)	3,665	26,864
Glaukos Corp. (A)(B)	1,999	75,502
Globus Medical, Inc., Class A (A)	10,301	572,221
Haemonetics Corp. (A)	3,672	331,765
Halyard Health, Inc. (A)	6,755	370,850
Heska Corp. (A)	459	49,085
Hill-Rom Holdings, Inc.	5,017	461,564
Hologic, Inc. (A)	27,519	1,042,695
ICU Medical, Inc. (A)	2,184	635,653
IDEXX Laboratories, Inc. (A)	8,657	1,802,474
Inogen, Inc. (A)	1,179	215,392
Insulet Corp. (A)	3,974	372,721
Integer Holdings Corp. (A)	2,148	141,768
Integra LifeSciences Holdings Corp. (A)	4,334	279,716
Intuitive Surgical, Inc. (A)	11,166	5,132,675
Invacare Corp. (B)	2,304	38,016
iRhythm Technologies, Inc. (A)	975	74,129
K2M Group Holdings, Inc. (A)	2,898	68,654
Lantheus Holdings, Inc. (A)	2,104	29,456
LeMaitre Vascular, Inc.	1,075	36,636
LivaNova PLC (A)	6,600	620,730
Masimo Corp. (A)	6,668	660,465
Medtronic PLC	134,627	11,621,003
Meridian Bioscience, Inc.	2,951	43,675
Merit Medical Systems, Inc. (A)	3,328	170,726
Natus Medical, Inc. (A)	2,097	77,379
Neogen Corp. (A)	3,432	259,837
Nevro Corp. (A)	1,907	150,062
Novocure, Ltd. (A)	4,022	126,492
NuVasive, Inc. (A)	7,370	377,786
NxStage Medical, Inc. (A)	4,453	123,081
OraSure Technologies, Inc. (A)	3,895	66,254
Orthofix International NV (A)	1,170	63,941
Oxford Immunotec Global PLC (A)	1,845	26,605
Penumbra, Inc. (A)	1,993	320,674
Pulse Biosciences, Inc. (A)	719	11,353
Quidel Corp. (A)	1,941	121,701
Quotient, Ltd. (A)	2,233	16,100
ResMed, Inc.	14,205	1,460,416
Rockwell Medical, Inc. (A)(B)	3,511	18,889
RTI Surgical, Inc. (A)	4,006	18,227
Sientra, Inc. (A)	1,009	18,223
STAAR Surgical Company (A)	2,830	84,193
STERIS PLC	6,433	668,003
Stryker Corp.	32,007	5,569,858
Surmodics, Inc. (A)	898	46,516
Tactile Systems Technology, Inc. (A)	878	43,575
Teleflex, Inc.	3,415	912,351
The Cooper Companies, Inc.	4,862	1,100,319
Utah Medical Products, Inc.	239	25,011
Varex Imaging Corp. (A)	2,610	96,466
Varian Medical Systems, Inc. (A)	9,084	1,070,731
ViewRay, Inc. (A)(B)	2,342	16,886
West Pharmaceutical Services, Inc.	5,609	521,637
Wright Medical Group NV (A)(B)	7,325	182,832
Zimmer Biomet Holdings, Inc.	20,169	2,249,045
		80,296,816
Health care providers and services – 4.4%
AAC Holdings, Inc. (A)(B)	929	9,996
Acadia Healthcare Company, Inc. (A)(B)	6,201	249,218
Addus HomeCare Corp. (A)	498	28,511
Aetna, Inc.	32,478	5,720,350
Amedisys, Inc. (A)	1,942	148,272
American Renal Associates
Holdings, Inc. (A)(B)	791	11,422
AmerisourceBergen Corp.	16,189	1,329,764
AMN Healthcare Services, Inc. (A)	3,205	181,083
Anthem, Inc.	25,434	5,631,596
BioScrip, Inc. (A)(B)	8,206	21,746
BioTelemetry, Inc. (A)	2,176	91,936
Capital Senior Living Corp. (A)	1,739	18,972
Cardinal Health, Inc.	31,274	1,629,063
Centene Corp. (A)	19,657	2,303,014
Chemed Corp.	1,070	348,820
Cigna Corp.	24,155	4,091,132
Civitas Solutions, Inc. (A)	1,131	18,209

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Community Health Systems, Inc. (A)(B)	6,765	$27,669
CorVel Corp. (A)	644	32,522
Cross Country Healthcare, Inc. (A)	2,513	30,633
CVS Health Corp.	100,854	6,393,135
DaVita, Inc. (A)	14,505	969,514
Diplomat Pharmacy, Inc. (A)	3,338	78,577
Encompass Health Corp.	14,135	915,241
Envision Healthcare Corp. (A)	11,974	513,445
Express Scripts Holding Company (A)	56,143	4,256,201
HCA Healthcare, Inc.	27,810	2,868,323
HealthEquity, Inc. (A)	3,458	256,964
Henry Schein, Inc. (A)	15,299	1,058,691
Humana, Inc.	13,688	3,982,934
Kindred Healthcare, Inc. (A)	5,885	52,671
Laboratory Corp. of America
Holdings (A)	10,145	1,832,086
LHC Group, Inc. (A)	1,870	143,934
LifePoint Health, Inc. (A)	2,955	156,172
Magellan Health, Inc. (A)	1,654	151,258
McKesson Corp.	20,515	2,911,899
MEDNAX, Inc. (A)	7,111	326,039
Molina Healthcare, Inc. (A)	6,632	563,256
National HealthCare Corp.	770	51,128
National Research Corp.	724	24,942
Owens & Minor, Inc.	4,273	69,650
Patterson Companies, Inc.	6,183	129,348
PetIQ, Inc. (A)	633	12,122
Quest Diagnostics, Inc.	13,487	1,436,770
R1 RCM, Inc. (A)	6,835	54,202
RadNet, Inc. (A)	2,503	31,788
Select Medical Holdings Corp. (A)	7,355	133,126
Surgery Partners, Inc. (A)	1,309	21,271
Tenet Healthcare Corp. (A)	11,700	414,531
The Ensign Group, Inc.	3,326	121,765
The Providence Service Corp. (A)	770	55,440
Tivity Health, Inc. (A)	2,527	88,571
Triple-S Management Corp., Class B (A)	1,562	57,247
UnitedHealth Group, Inc.	96,197	23,232,537
Universal Health Services, Inc., Class B	8,650	994,577
US Physical Therapy, Inc.	823	76,827
WellCare Health Plans, Inc. (A)	3,376	748,358
		77,108,468
Health care technology – 0.2%
Allscripts Healthcare Solutions, Inc. (A)	26,233	331,847
Castlight Health, Inc., B Shares (A)(B)	4,905	17,658
Cerner Corp. (A)	31,419	1,875,086
Computer Programs & Systems, Inc. (B)	815	26,528
Cotiviti Holdings, Inc. (A)	2,513	85,718
Evolent Health, Inc., Class A (A)(B)	4,162	85,113
HealthStream, Inc.	1,825	50,826
HMS Holdings Corp. (A)	5,801	125,476
Inovalon Holdings, Inc., Class A (A)(B)	4,517	46,977
Medidata Solutions, Inc. (A)	8,356	644,749
Omnicell, Inc. (A)	2,583	120,239
Quality Systems, Inc. (A)	3,725	65,560
Simulations Plus, Inc.	837	16,070
Tabula Rasa HealthCare, Inc. (A)	835	45,549
Teladoc, Inc. (A)(B)	3,971	202,124
Vocera Communications, Inc. (A)	2,022	54,634
		3,794,154
Life sciences tools and services – 0.7%
Accelerate Diagnostics, Inc. (A)(B)	1,850	37,740
Agilent Technologies, Inc.	15,763	976,045
Bio-Rad Laboratories, Inc., Class A (A)	1,533	440,170
Bio-Techne Corp.	2,841	427,059
Cambrex Corp. (A)	2,247	101,789
Charles River Laboratories
International, Inc. (A)	3,596	386,642
Codexis, Inc. (A)	2,785	41,775
Enzo Biochem, Inc. (A)	3,170	20,605
Fluidigm Corp. (A)(B)	2,949	16,426
Illumina, Inc. (A)	7,176	1,955,029
IQVIA Holdings, Inc. (A)	7,142	706,558
Luminex Corp.	2,787	78,928
Medpace Holdings, Inc. (A)	644	27,151
Mettler-Toledo International, Inc. (A)	1,244	685,121
NanoString Technologies, Inc. (A)	1,529	19,709
NeoGenomics, Inc. (A)	3,940	45,704
Pacific Biosciences of
California, Inc. (A)(B)	8,191	20,723
PerkinElmer, Inc.	5,266	391,422
PRA Health Sciences, Inc. (A)	7,180	609,582
Syneos Health, Inc. (A)	8,019	344,817
Thermo Fisher Scientific, Inc.	19,600	4,082,092
Waters Corp. (A)	3,846	740,817
		12,155,904
Pharmaceuticals – 2.1%
Aclaris Therapeutics, Inc. (A)	1,668	30,141
Aerie Pharmaceuticals, Inc. (A)	2,339	119,991
Akcea Therapeutics, Inc. (A)(B)	1,068	25,888
Akorn, Inc. (A)	7,122	99,494
Allergan PLC	11,121	1,677,047
Amneal Pharmaceuticals, Inc. (A)(B)	5,088	100,437
Amphastar Pharmaceuticals, Inc. (A)	2,546	40,227
ANI Pharmaceuticals, Inc. (A)	564	35,696
Aratana Therapeutics, Inc. (A)	3,286	16,759
Assembly Biosciences, Inc. (A)	1,127	47,661
Bristol-Myers Squibb Company	55,020	2,895,152
Catalent, Inc. (A)	19,262	756,226
Clearside Biomedical, Inc. (A)(B)	1,458	14,376
Collegium Pharmaceutical, Inc. (A)(B)	1,734	39,223
Corcept Therapeutics, Inc. (A)(B)	6,266	115,921
Corium International, Inc. (A)	1,549	13,228
Depomed, Inc. (A)	4,089	25,434
Dermira, Inc. (A)	2,732	23,714
Dova Pharmaceuticals, Inc. (A)	500	10,995
Durect Corp. (A)	9,915	19,037
Eli Lilly & Company	32,490	2,762,950
Endo International PLC (A)	15,239	95,853
Horizon Pharma PLC (A)	11,248	183,342
Innoviva, Inc. (A)	5,187	76,716
Intersect ENT, Inc. (A)	1,815	77,410
Intra-Cellular Therapies, Inc. (A)	2,948	68,629
Johnson & Johnson	90,120	10,780,154
Kala Pharmaceuticals, Inc. (A)	1,131	17,236
Lannett Company, Inc. (A)(B)	2,012	33,299
Mallinckrodt PLC (A)(B)	6,547	110,317
Merck & Company, Inc.	90,705	5,399,669
Mylan NV (A)	17,427	670,242
MyoKardia, Inc. (A)	1,349	64,212
Nektar Therapeutics (A)	15,616	1,253,496
Neos Therapeutics, Inc. (A)(B)	2,029	13,696
Ocular Therapeutix, Inc. (A)(B)	2,262	15,314
Odonate Therapeutics, Inc. (A)	532	12,763
Omeros Corp. (A)(B)	3,155	64,425
Optinose, Inc. (A)	466	10,751
Otonomy, Inc. (A)	2,421	10,652
Pacira Pharmaceuticals, Inc. (A)	2,758	94,462
Paratek Pharmaceuticals, Inc. (A)(B)	1,904	19,897

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Perrigo Company PLC	4,362	$319,124
Pfizer, Inc.	200,076	7,188,731
Phibro Animal Health Corp., Class A	1,364	61,653
Prestige Brands Holdings, Inc. (A)	7,714	257,879
Reata Pharmaceuticals, Inc.,
Class A (A)(B)	782	27,753
Revance Therapeutics, Inc. (A)	1,873	52,257
Sienna Biopharmaceuticals, Inc. (A)	1,129	16,924
Supernus Pharmaceuticals, Inc. (A)	3,306	186,293
Tetraphase Pharmaceuticals, Inc. (A)	4,188	15,621
The Medicines Company (A)(B)	4,810	162,867
TherapeuticsMD, Inc. (A)(B)	11,489	67,900
Theravance Biopharma, Inc. (A)(B)	2,985	72,655
WaVe Life Sciences, Ltd. (A)(B)	820	38,093
Zoetis, Inc.	16,452	1,377,032
Zogenix, Inc. (A)	2,349	99,950
		37,886,864
		259,228,445
Industrials – 11.7%
Aerospace and defense – 2.6%
AAR Corp.	2,199	98,273
Aerojet Rocketdyne Holdings, Inc. (A)	4,735	137,031
Aerovironment, Inc. (A)(B)	1,436	83,087
Arconic, Inc.	28,362	500,589
Astronics Corp. (A)	1,455	51,216
Axon Enterprise, Inc. (A)(B)	3,566	227,083
Cubic Corp.	1,734	120,600
Curtiss-Wright Corp.	6,346	807,529
Ducommun, Inc. (A)	727	24,544
Engility Holdings, Inc. (A)	1,275	40,086
Esterline Technologies Corp. (A)	3,781	275,824
General Dynamics Corp.	18,094	3,649,741
Harris Corp.	7,977	1,200,299
Huntington Ingalls Industries, Inc.	3,179	702,782
KLX, Inc. (A)	7,248	535,120
Kratos Defense & Security
Solutions, Inc. (A)(B)	5,931	66,368
L3 Technologies, Inc.	5,400	1,070,982
Lockheed Martin Corp.	16,380	5,152,165
Mercury Systems, Inc. (A)	3,232	119,358
Moog, Inc., Class A	2,173	177,165
National Presto Industries, Inc. (B)	333	37,596
Northrop Grumman Corp.	11,493	3,761,084
Orbital ATK, Inc.	4,382	585,961
Raytheon Company	19,056	3,992,232
Rockwell Collins, Inc.	10,947	1,505,322
Sparton Corp. (A)	773	14,339
Teledyne Technologies, Inc. (A)	2,706	545,151
The Boeing Company	35,893	12,640,079
The KeyW Holding Corp. (A)(B)	3,480	32,886
TransDigm Group, Inc.	3,248	1,085,189
Triumph Group, Inc.	3,384	71,741
United Technologies Corp.	48,585	6,064,380
Vectrus, Inc. (A)	772	24,758
Wesco Aircraft Holdings, Inc. (A)	3,890	44,735
		45,445,295
Air freight and logistics – 1.0%
Air Transport Services Group, Inc. (A)	4,063	85,323
Atlas Air Worldwide Holdings, Inc. (A)	1,594	108,631
C.H. Robinson Worldwide, Inc.	13,861	1,205,907
Echo Global Logistics, Inc. (A)	1,848	51,374
Expeditors International of
Washington, Inc.	17,720	1,319,786
FedEx Corp.	24,512	6,106,429
Forward Air Corp.	2,022	119,945
Hub Group, Inc., Class A (A)	2,247	112,238
Radiant Logistics, Inc. (A)	3,228	13,073
United Parcel Service, Inc., Class B	68,422	7,945,163
		17,067,869
Airlines – 0.6%
Alaska Air Group, Inc.	12,345	750,699
Allegiant Travel Company	863	130,615
American Airlines Group, Inc.	41,839	1,821,670
Delta Air Lines, Inc.	64,763	3,500,440
Hawaiian Holdings, Inc.	3,480	128,760
JetBlue Airways Corp. (A)	24,402	460,954
SkyWest, Inc.	3,470	197,790
Southwest Airlines Company	53,890	2,752,701
United Continental Holdings, Inc. (A)	24,047	1,673,431
		11,417,060
Building products – 0.4%
AAON, Inc.	2,847	86,834
Advanced Drainage Systems, Inc.	2,449	71,021
Allegion PLC	6,225	475,777
American Woodmark Corp. (A)	959	98,873
AO Smith Corp.	9,602	605,598
Apogee Enterprises, Inc.	1,945	84,899
Armstrong Flooring, Inc. (A)	1,608	21,065
Builders FirstSource, Inc. (A)	7,575	148,319
Caesarstone, Ltd. (B)	1,649	25,807
Continental Building Products, Inc. (A)	2,562	77,501
CSW Industrials, Inc. (A)	1,004	48,794
Fortune Brands Home & Security, Inc.	9,915	556,926
Gibraltar Industries, Inc. (A)	2,189	86,794
Griffon Corp.	2,041	46,331
Insteel Industries, Inc.	1,289	40,320
JELD-WEN Holding, Inc. (A)	4,631	126,750
Johnson Controls International PLC	59,837	2,008,130
Lennox International, Inc.	2,850	579,434
Masco Corp.	20,404	760,457
Masonite International Corp. (A)	1,946	128,631
NCI Building Systems, Inc. (A)	2,932	56,148
Patrick Industries, Inc. (A)	1,666	100,960
PGT Innovations, Inc. (A)	3,282	67,937
Quanex Building Products Corp.	2,450	41,160
Simpson Manufacturing Company, Inc.	2,780	176,002
Trex Company, Inc. (A)	2,018	237,781
Universal Forest Products, Inc.	4,118	151,460
		6,909,709
Commercial services and supplies – 0.6%
ABM Industries, Inc.	3,851	109,599
ACCO Brands Corp.	7,262	93,680
Advanced Disposal Services, Inc. (A)	4,300	100,534
Brady Corp., Class A	3,162	123,318
Casella Waste Systems, Inc., Class A (A)	2,680	63,194
CECO Environmental Corp.	2,476	14,138
Cimpress NV (A)	1,674	233,071
Cintas Corp.	5,292	964,467
Clean Harbors, Inc. (A)	3,899	206,647
Copart, Inc. (A)	15,302	839,009
Covanta Holding Corp.	8,008	130,530
Deluxe Corp.	6,899	459,059
Ennis, Inc.	1,815	33,124
Essendant, Inc.	2,809	39,298
Healthcare Services Group, Inc.	10,473	378,599
Heritage-Crystal Clean, Inc. (A)	1,044	21,193
Herman Miller, Inc.	8,607	281,879
HNI Corp.	6,276	232,902

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
InnerWorkings, Inc. (A)	3,372	$29,640
Interface, Inc.	4,143	94,046
Kimball International, Inc., Class B	2,562	41,633
Knoll, Inc.	3,366	67,993
LSC Communications, Inc.	2,434	30,814
Matthews International Corp., Class A	2,162	118,910
McGrath RentCorp	1,586	103,217
Mobile Mini, Inc.	3,017	137,575
MSA Safety, Inc.	4,857	451,701
Multi-Color Corp.	945	65,583
Pitney Bowes, Inc.	14,161	126,033
Quad/Graphics, Inc.	2,181	43,118
Republic Services, Inc.	13,730	925,814
Rollins, Inc.	7,279	362,276
RR Donnelley & Sons Company	5,021	31,331
SP Plus Corp. (A)	1,210	43,560
Steelcase, Inc., Class A	5,814	83,722
Stericycle, Inc. (A)	5,150	327,025
Team, Inc. (A)(B)	2,080	44,200
Tetra Tech, Inc.	3,823	210,074
The Brink’s Company	6,963	551,818
UniFirst Corp.	1,036	183,994
US Ecology, Inc.	1,513	91,688
Viad Corp.	1,373	72,632
VSE Corp.	606	29,942
Waste Management, Inc.	24,239	2,004,808
		10,597,388
Construction and engineering – 0.3%
AECOM (A)	12,068	398,244
Aegion Corp. (A)	2,237	57,491
Ameresco, Inc., Class A (A)	1,439	17,196
Argan, Inc.	1,013	39,203
Comfort Systems USA, Inc.	2,503	117,266
Dycom Industries, Inc. (A)	4,415	411,301
EMCOR Group, Inc.	8,413	638,799
Fluor Corp.	8,873	432,470
Granite Construction, Inc.	5,732	325,979
Great Lakes Dredge & Dock Corp. (A)	4,144	20,824
HC2 Holdings, Inc. (A)	3,083	18,960
IES Holdings, Inc. (A)	692	12,214
Jacobs Engineering Group, Inc.	7,912	512,698
KBR, Inc.	20,238	372,784
Layne Christensen Company (A)	1,277	19,461
MasTec, Inc. (A)	4,539	211,744
MYR Group, Inc. (A)	1,139	44,467
Northwest Pipe Company (A)	766	16,124
NV5 Global, Inc. (A)	556	34,917
Orion Group Holdings, Inc. (A)	2,157	16,738
Primoris Services Corp.	2,662	69,398
Quanta Services, Inc. (A)	10,103	363,809
Sterling Construction Company, Inc. (A)	1,810	23,005
Tutor Perini Corp. (A)	2,615	51,777
Valmont Industries, Inc.	1,720	251,378
		4,478,247
Electrical equipment – 0.6%
Acuity Brands, Inc.	2,738	323,769
Allied Motion Technologies, Inc.	463	22,391
AMETEK, Inc.	15,030	1,097,641
Atkore International Group, Inc. (A)	2,328	50,285
AZZ, Inc.	1,804	78,023
Babcock & Wilcox
Enterprises, Inc. (A)(B)	11,970	29,566
Eaton Corp. PLC	28,610	2,190,954
Emerson Electric Company	41,089	2,910,745
Encore Wire Corp.	1,401	67,808
Energous Corp. (A)(B)	1,297	23,904
EnerSys	6,055	483,855
Generac Holdings, Inc. (A)	4,145	207,623
General Cable Corp. (B)	3,412	101,166
Hubbell, Inc.	4,147	446,590
LSI Industries, Inc.	2,207	12,139
nVent Electric PLC (A)	12,559	340,098
Plug Power, Inc. (A)(B)	16,030	29,976
Powell Industries, Inc.	651	22,010
Preformed Line Products Company	216	16,643
Regal Beloit Corp.	3,360	266,952
Rockwell Automation, Inc.	8,275	1,451,518
Sunrun, Inc. (A)	5,842	70,688
Thermon Group Holdings, Inc. (A)	2,247	51,816
TPI Composites, Inc. (A)	693	18,226
Vicor Corp. (A)	1,153	50,559
		10,364,945
Industrial conglomerates – 1.4%
3M Company	38,522	7,597,694
Carlisle Companies, Inc.	4,685	503,122
General Electric Company	562,100	7,914,368
Honeywell International, Inc.	48,883	7,230,285
Raven Industries, Inc.	2,482	93,820
Roper Technologies, Inc.	6,649	1,833,728
		25,173,017
Machinery – 2.0%
Actuant Corp., Class A	4,108	95,922
AGCO Corp.	5,006	318,382
Alamo Group, Inc.	632	58,277
Albany International Corp., Class A	1,971	121,217
Altra Industrial Motion Corp.	1,967	81,335
American Railcar Industries, Inc. (B)	530	21,555
Astec Industries, Inc.	1,465	85,717
Barnes Group, Inc.	3,431	203,870
Blue Bird Corp. (A)	864	16,200
Briggs & Stratton Corp.	2,908	53,653
Caterpillar, Inc.	38,678	5,875,575
Chart Industries, Inc. (A)	2,093	134,852
CIRCOR International, Inc.	1,161	55,879
Columbus McKinnon Corp.	1,525	63,181
Commercial Vehicle Group, Inc. (A)	1,943	15,408
Crane Company	3,844	319,475
Cummins, Inc.	10,143	1,444,262
Deere & Company	20,967	3,134,776
DMC Global, Inc.	972	43,594
Donaldson Company, Inc.	9,849	464,873
Douglas Dynamics, Inc.	1,509	69,489
Dover Corp.	9,976	770,247
Energy Recovery, Inc. (A)(B)	2,504	20,808
EnPro Industries, Inc.	1,441	106,144
ESCO Technologies, Inc.	1,751	98,231
Evoqua Water Technologies Corp. (A)	3,436	66,280
Federal Signal Corp.	3,990	95,321
Flowserve Corp.	8,261	341,510
Fortive Corp.	19,887	1,445,586
Franklin Electric Company, Inc.	3,178	146,983
FreightCar America, Inc.	910	15,579
Gencor Industries, Inc. (A)	760	11,894
Global Brass & Copper Holdings, Inc.	1,492	46,849
Graco, Inc.	12,846	583,208
Graham Corp.	749	19,107
Harsco Corp. (A)	5,523	135,314
Hillenbrand, Inc.	4,302	200,688

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Hurco Companies, Inc.	437	$20,954
Hyster-Yale Materials Handling, Inc.	707	47,157
IDEX Corp.	5,803	804,760
Illinois Tool Works, Inc.	19,898	2,859,343
Ingersoll-Rand PLC	16,208	1,418,848
ITT, Inc.	6,672	344,409
John Bean Technologies Corp.	2,130	188,079
Kadant, Inc.	727	70,919
Kennametal, Inc.	11,751	437,490
LB Foster Company, Class A (A)	668	15,498
Lincoln Electric Holdings, Inc.	4,678	419,149
Lindsay Corp.	699	68,796
Lydall, Inc. (A)	1,157	48,478
Meritor, Inc. (A)	5,724	118,773
Milacron Holdings Corp. (A)	4,613	90,922
Miller Industries, Inc.	782	20,840
Mueller Industries, Inc.	3,925	118,535
Mueller Water Products, Inc., Class A	10,596	126,198
Navistar International Corp. (A)	3,410	127,670
NN, Inc.	1,897	40,975
Nordson Corp.	3,868	485,937
Omega Flex, Inc.	211	14,673
Oshkosh Corp.	5,659	411,692
PACCAR, Inc.	23,134	1,439,629
Parker-Hannifin Corp.	8,663	1,480,507
Park-Ohio Holdings Corp.	640	25,248
Pentair PLC	10,725	468,039
Proto Labs, Inc. (A)	1,680	202,608
RBC Bearings, Inc. (A)	1,593	200,256
REV Group, Inc.	2,157	36,583
Rexnord Corp. (A)	7,104	207,295
Snap-on, Inc.	3,711	548,560
Spartan Motors, Inc.	2,311	35,821
SPX Corp. (A)	2,853	97,744
SPX FLOW, Inc. (A)	2,828	123,216
Standex International Corp.	855	85,286
Stanley Black & Decker, Inc.	9,941	1,384,185
Sun Hydraulics Corp. (B)	1,899	94,494
Tennant Company	1,195	94,166
Terex Corp.	5,536	219,115
The Eastern Company	470	14,359
The Gorman-Rupp Company	1,220	40,711
The Greenbrier Companies, Inc. (B)	1,886	93,734
The Manitowoc Company, Inc. (A)	2,211	54,147
The Timken Company	5,196	245,771
The Toro Company	8,127	471,366
Titan International, Inc.	3,516	40,821
TriMas Corp. (A)	3,136	89,690
Trinity Industries, Inc.	11,435	394,393
Twin Disc, Inc. (A)	608	16,854
Wabash National Corp.	3,989	79,820
Wabtec Corp. (B)	6,484	632,255
Watts Water Technologies, Inc., Class A	1,873	144,127
Woodward, Inc.	7,815	592,143
Xylem, Inc.	11,750	827,200
		35,561,479
Marine – 0.0%
Costamare, Inc.	3,471	25,304
Eagle Bulk Shipping, Inc. (A)	3,060	17,656
Kirby Corp. (A)	4,073	369,421
Matson, Inc.	2,925	100,152
Safe Bulkers, Inc. (A)	3,835	13,691
Scorpio Bulkers, Inc.	4,322	31,767
		557,991
Professional services – 0.4%
Acacia Research Corp. (A)	4,156	16,001
ASGN, Inc. (A)	3,416	263,032
Barrett Business Services, Inc.	489	42,162
BG Staffing, Inc.	544	10,048
CBIZ, Inc. (A)	3,476	71,779
CRA International, Inc.	543	29,376
Equifax, Inc.	7,285	830,199
Exponent, Inc.	1,739	170,944
Forrester Research, Inc.	714	30,167
Franklin Covey Company (A)	703	19,719
FTI Consulting, Inc. (A)	2,569	159,252
GP Strategies Corp. (A)	911	17,537
Heidrick & Struggles International, Inc.	1,273	48,119
Hill International, Inc. (A)	2,762	15,329
Huron Consulting Group, Inc. (A)	1,517	61,439
ICF International, Inc.	1,211	85,557
IHS Markit, Ltd. (A)	21,938	1,081,105
Insperity, Inc.	2,474	227,608
Kelly Services, Inc., Class A	2,077	46,546
Kforce, Inc.	1,609	54,143
Korn/Ferry International	3,589	196,247
ManpowerGroup, Inc.	5,016	451,440
Mistras Group, Inc. (A)	1,231	23,697
Navigant Consulting, Inc. (A)	3,171	77,246
Nielsen Holdings PLC	20,316	612,934
Resources Connection, Inc.	2,156	35,897
Robert Half International, Inc.	7,597	483,777
RPX Corp.	3,330	34,799
The Dun & Bradstreet Corp.	2,805	344,482
TriNet Group, Inc. (A)	2,833	151,962
TrueBlue, Inc. (A)	2,842	73,324
Verisk Analytics, Inc. (A)	9,445	1,003,437
WageWorks, Inc. (A)	2,755	130,725
Willdan Group, Inc. (A)	585	16,673
		6,916,702
Road and rail – 1.5%
ArcBest Corp.	1,787	84,793
Avis Budget Group, Inc. (A)	10,349	403,508
Covenant Transportation Group, Inc.,
Class A (A)	823	24,756
CSX Corp.	88,298	5,708,466
Daseke, Inc. (A)	2,348	22,353
Genesee & Wyoming, Inc., Class A (A)	4,697	366,883
Heartland Express, Inc.	3,275	61,177
Hertz Global Holdings, Inc. (A)(B)	3,769	56,874
J.B. Hunt Transport Services, Inc.	8,607	1,102,557
Kansas City Southern	10,291	1,102,681
Knight-Swift Transportation
Holdings, Inc.	18,278	743,549
Landstar System, Inc.	3,184	361,066
Marten Transport, Ltd.	2,704	61,651
Norfolk Southern Corp.	28,269	4,286,994
Old Dominion Freight Line, Inc.	5,184	808,497
Ryder System, Inc.	4,017	269,460
Saia, Inc. (A)	1,727	142,305
Schneider National, Inc., Class B	2,802	82,603
Union Pacific Corp.	78,287	11,176,252
Universal Logistics Holdings, Inc.	634	15,787
Werner Enterprises, Inc.	6,641	260,327
YRC Worldwide, Inc. (A)	2,324	24,913
		27,167,452
Trading companies and distributors – 0.3%
Aircastle, Ltd.	3,247	69,356
Applied Industrial Technologies, Inc.	2,619	182,675

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Beacon Roofing Supply, Inc. (A)	4,659	$195,212
BMC Stock Holdings, Inc. (A)	4,541	92,409
CAI International, Inc. (A)	1,141	27,395
DXP Enterprises, Inc. (A)	1,102	43,000
EnviroStar, Inc.	272	10,472
Fastenal Company	18,697	995,241
Foundation Building Materials, Inc. (A)	1,111	17,054
GATX Corp. (B)	5,470	393,293
GMS, Inc. (A)	2,228	66,729
H&E Equipment Services, Inc.	2,168	74,948
Herc Holdings, Inc. (A)	1,674	91,484
Huttig Building Products, Inc. (A)(B)	2,079	11,746
Kaman Corp.	1,855	131,278
Lawson Products, Inc. (A)	569	13,684
MRC Global, Inc. (A)	6,148	126,956
MSC Industrial Direct Company, Inc.,
Class A	3,416	313,691
Nexeo Solutions, Inc. (A)	1,792	17,347
NOW, Inc. (A)	15,576	218,999
Rush Enterprises, Inc., Class A (A)	1,973	84,898
Rush Enterprises, Inc., Class B (A)	476	20,163
SiteOne Landscape Supply, Inc. (A)	2,311	174,827
Textainer Group Holdings, Ltd. (A)	1,901	32,222
Titan Machinery, Inc. (A)	1,334	24,132
Triton International, Ltd.	3,241	112,819
United Rentals, Inc. (A)	5,496	876,997
Veritiv Corp. (A)	820	27,265
W.W. Grainger, Inc.	3,310	1,022,757
Watsco, Inc.	2,427	446,617
		5,915,666
		207,572,820
Information technology – 25.1%
Communications equipment – 1.0%
Acacia Communications, Inc. (A)(B)	1,328	42,948
ADTRAN, Inc.	3,386	47,235
Aerohive Networks, Inc. (A)	2,644	10,602
Applied Optoelectronics, Inc. (A)(B)	1,314	61,456
ARRIS International PLC (A)	13,201	333,721
CalAmp Corp. (A)	2,424	51,437
Calix, Inc. (A)	3,163	21,508
Casa Systems, Inc. (A)(B)	535	10,277
Ciena Corp. (A)	20,742	478,103
Cisco Systems, Inc.	283,213	12,096,027
Clearfield, Inc. (A)(B)	1,015	10,962
Comtech Telecommunications Corp.	1,583	49,548
Digi International, Inc. (A)	1,986	23,236
EMCORE Corp. (A)	2,269	11,572
Extreme Networks, Inc. (A)	7,828	67,399
F5 Networks, Inc. (A)	3,688	638,430
Finisar Corp. (A)(B)	7,857	127,362
Harmonic, Inc. (A)	5,782	22,261
Infinera Corp. (A)	10,178	89,566
InterDigital, Inc.	4,997	394,013
Juniper Networks, Inc.	20,280	540,259
KVH Industries, Inc. (A)	1,257	13,890
Lumentum Holdings, Inc. (A)(B)	8,958	526,283
Motorola Solutions, Inc.	9,448	1,014,148
NETGEAR, Inc. (A)	2,153	130,149
NetScout Systems, Inc. (A)	12,455	336,285
Oclaro, Inc. (A)	11,527	98,671
Plantronics, Inc.	4,763	346,985
Quantenna Communications, Inc. (A)	1,627	26,032
Ribbon Communications, Inc. (A)	3,438	20,834
Ubiquiti Networks, Inc. (A)(B)	1,531	126,445
ViaSat, Inc. (A)(B)	7,877	493,179
Viavi Solutions, Inc. (A)	15,706	149,364
		18,410,187
Electronic equipment, instruments and components – 0.9%
Amphenol Corp., Class A	17,975	1,562,567
Anixter International, Inc. (A)	2,007	122,929
Arrow Electronics, Inc. (A)	6,650	492,898
Avnet, Inc.	9,094	346,663
AVX Corp.	3,188	48,745
Badger Meter, Inc.	1,901	83,169
Bel Fuse, Inc., Class B	767	14,803
Belden, Inc.	6,067	335,262
Benchmark Electronics, Inc.	3,447	95,482
Cognex Corp.	13,158	601,452
Coherent, Inc. (A)	1,882	314,388
Control4 Corp. (A)	1,779	44,101
Corning, Inc.	51,096	1,388,278
CTS Corp.	2,178	70,785
Daktronics, Inc.	2,546	20,393
Electro Scientific Industries, Inc. (A)	2,229	43,733
ePlus, Inc. (A)	886	80,582
Fabrinet (A)	2,493	87,579
FARO Technologies, Inc. (A)	1,149	61,644
Fitbit, Inc., Class A (A)	13,540	73,522
FLIR Systems, Inc.	8,764	472,380
II-VI, Inc. (A)	4,107	180,503
Insight Enterprises, Inc. (A)	2,447	114,764
IPG Photonics Corp. (A)	2,251	543,099
Iteris, Inc. (A)	2,072	10,629
Itron, Inc. (A)	2,334	133,271
Jabil, Inc.	13,286	375,728
KEMET Corp. (A)	3,800	75,924
Keysight Technologies, Inc. (A)	14,405	846,150
Kimball Electronics, Inc. (A)	1,862	34,819
Knowles Corp. (A)	6,122	88,769
Littelfuse, Inc.	3,527	765,535
Maxwell Technologies, Inc. (A)(B)	2,962	15,254
Mesa Laboratories, Inc. (B)	224	35,634
Methode Electronics, Inc.	2,453	98,488
MicroVision, Inc. (A)	6,645	10,831
MTS Systems Corp.	1,229	64,400
National Instruments Corp.	8,157	339,494
Novanta, Inc. (A)	2,175	141,049
OSI Systems, Inc. (A)	1,225	84,011
Park Electrochemical Corp.	1,356	28,029
PC Connection, Inc.	822	24,323
Plexus Corp. (A)	2,297	133,571
Rogers Corp. (A)	1,238	141,082
Sanmina Corp. (A)	4,861	139,997
ScanSource, Inc. (A)	1,737	68,004
SYNNEX Corp.	4,204	449,071
Systemax, Inc.	728	24,039
TE Connectivity, Ltd.	20,690	1,925,825
Tech Data Corp. (A)	5,038	437,349
Trimble, Inc. (A)	18,822	622,255
TTM Technologies, Inc. (A)	6,392	115,248
VeriFone Systems, Inc. (A)	15,942	362,521
Vishay Intertechnology, Inc.	19,059	404,051
Vishay Precision Group, Inc. (A)	707	26,548
Zebra Technologies Corp., Class A (A)	4,037	619,720
		15,841,340
Internet software and services – 7.5%
2U, Inc. (A)	3,274	310,375
Akamai Technologies, Inc. (A)	18,114	1,365,433

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Alarm.com Holdings, Inc. (A)(B)	1,428	$63,446
Alphabet, Inc., Class A (A)	31,739	34,912,900
Alphabet, Inc., Class C (A)	32,348	35,097,257
Alteryx, Inc., Class A (A)(B)	1,586	53,956
Amber Road, Inc. (A)	1,673	15,124
Appfolio, Inc., Class A (A)	652	38,598
Apptio, Inc., Class A (A)	1,557	51,428
Benefitfocus, Inc. (A)	1,122	37,643
Blucora, Inc. (A)	3,001	113,888
Box, Inc., Class A (A)	5,554	142,627
Brightcove, Inc. (A)	2,505	25,676
Carbonite, Inc. (A)	1,725	66,930
Care.com, Inc. (A)	960	19,910
Cars.com, Inc. (A)(B)	10,354	265,891
ChannelAdvisor Corp. (A)	1,813	26,832
Cloudera, Inc. (A)	6,858	111,237
Cornerstone OnDemand, Inc. (A)	3,648	180,503
Coupa Software, Inc. (A)	2,215	118,237
eBay, Inc. (A)	100,128	3,776,828
Endurance International Group
Holdings, Inc. (A)(B)	4,004	35,836
Envestnet, Inc. (A)	2,984	157,854
Etsy, Inc. (A)	8,263	267,225
Facebook, Inc., Class A (A)	254,690	48,844,448
Five9, Inc. (A)	3,651	127,383
Gogo, Inc. (A)(B)	4,073	20,894
GrubHub, Inc. (A)(B)	5,876	629,966
GTT Communications, Inc. (A)	2,118	99,546
Hortonworks, Inc. (A)	3,574	63,546
Instructure, Inc. (A)	1,489	64,027
Internap Corp. (A)	1,584	17,171
j2 Global, Inc.	6,903	582,889
Limelight Networks, Inc. (A)	6,540	32,046
Liquidity Services, Inc. (A)	2,226	12,577
LivePerson, Inc. (A)	3,783	73,201
LogMeIn, Inc.	3,975	428,903
MINDBODY, Inc., Class A (A)	2,942	115,915
New Relic, Inc. (A)	2,086	211,917
NIC, Inc.	4,516	69,321
Nutanix, Inc., Class A (A)	7,501	400,928
Okta, Inc. (A)	1,318	74,085
Q2 Holdings, Inc. (A)	2,189	125,101
QuinStreet, Inc. (A)	2,593	35,550
Quotient Technology, Inc. (A)	5,195	69,613
Reis, Inc.	732	15,811
SendGrid, Inc. (A)	634	16,826
Shutterstock, Inc. (A)	1,292	61,228
SPS Commerce, Inc. (A)	1,161	86,413
Stamps.com, Inc. (A)	1,114	279,391
TechTarget, Inc. (A)	1,362	36,556
The Meet Group, Inc. (A)	4,879	17,808
The Trade Desk, Inc., Class A (A)	1,670	142,835
TrueCar, Inc. (A)	4,981	48,864
Tucows, Inc., Class A (A)(B)	626	39,219
Twilio, Inc., Class A (A)	4,251	229,426
VeriSign, Inc. (A)	10,213	1,332,184
Web.com Group, Inc. (A)	2,662	52,042
XO Group, Inc. (A)	1,715	55,669
Yelp, Inc. (A)	5,475	234,604
Yext, Inc. (A)	1,637	25,193
		132,028,730
IT services – 1.3%
Accenture PLC, Class A	9,600	1,495,104
Acxiom Corp. (A)	11,457	335,576
Alliance Data Systems Corp.	762	160,645
Automatic Data Processing, Inc.	6,927	900,649
Blackhawk Network Holdings, Inc. (A)	3,721	167,445
Broadridge Financial Solutions, Inc.	8,844	1,021,040
CACI International, Inc., Class A (A)	1,663	277,139
Cardtronics PLC, Class A (A)	3,159	81,060
Cass Information Systems, Inc.	834	51,850
Cognizant Technology Solutions Corp.,
Class A	9,203	693,446
Convergys Corp.	13,243	313,065
CoreLogic, Inc. (A)	6,178	323,913
CSG Systems International, Inc.	2,286	94,595
DXC Technology Company	4,433	408,324
EPAM Systems, Inc. (A)	3,397	418,442
Everi Holdings, Inc. (A)	4,586	34,349
EVERTEC, Inc.	4,128	89,990
ExlService Holdings, Inc. (A)	2,243	127,156
Fidelity National Information
Services, Inc.	5,158	527,251
Fiserv, Inc. (A)	6,490	471,174
Gartner, Inc. (A)	1,459	193,668
Global Payments, Inc.	2,535	281,791
IBM Corp.	13,277	1,876,173
Information Services Group, Inc. (A)	2,678	10,792
Jack Henry & Associates, Inc.	5,858	732,601
Leidos Holdings, Inc.	10,794	648,288
ManTech International Corp., Class A	1,737	93,642
Mastercard, Inc., Class A	14,375	2,732,975
MAXIMUS, Inc.	9,322	567,710
MoneyGram International, Inc. (A)	2,333	15,468
Paychex, Inc.	4,910	321,998
PayPal Holdings, Inc. (A)	17,647	1,448,289
Perficient, Inc. (A)	2,347	61,280
Presidio, Inc. (A)	2,205	29,503
Sabre Corp.	17,078	418,582
Science Applications International Corp.	6,168	545,560
ServiceSource International, Inc. (A)	5,648	23,665
Sykes Enterprises, Inc. (A)	2,690	75,724
Syntel, Inc. (A)	2,265	71,348
Teradata Corp. (A)	9,250	368,798
The Hackett Group, Inc.	1,687	27,161
The Western Union Company	7,165	142,512
Total System Services, Inc.	2,669	227,372
Travelport Worldwide, Ltd.	8,469	148,546
TTEC Holdings, Inc.	972	34,312
Unisys Corp. (A)(B)	3,525	42,476
Virtusa Corp. (A)	1,854	90,012
Visa, Inc., Class A	28,062	3,668,265
WEX, Inc. (A)	3,034	533,408
		23,424,132
Semiconductors and semiconductor equipment – 3.9%
Advanced Energy Industries, Inc. (A)	2,725	178,569
Advanced Micro Devices, Inc. (A)(B)	49,968	686,061
Alpha & Omega Semiconductor, Ltd. (A)	1,409	21,882
Ambarella, Inc. (A)	2,225	108,714
Amkor Technology, Inc. (A)	7,120	64,792
Analog Devices, Inc.	22,383	2,175,180
Applied Materials, Inc.	63,624	3,230,827
Axcelis Technologies, Inc. (A)	2,111	44,859
AXT, Inc. (A)	2,693	19,524
Broadcom, Inc.	24,831	6,259,150
Brooks Automation, Inc.	4,774	156,014
Cabot Microelectronics Corp.	1,722	194,879
CEVA, Inc. (A)	1,527	51,460
Cirrus Logic, Inc. (A)	9,175	343,879
Cohu, Inc.	1,932	46,407

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Cree, Inc. (A)	14,107	$657,668
Cypress Semiconductor Corp.	26,914	443,004
Diodes, Inc. (A)	2,679	91,729
DSP Group, Inc. (A)	1,579	20,211
Entegris, Inc.	9,714	340,961
First Solar, Inc. (A)	6,178	417,695
FormFactor, Inc. (A)	4,980	67,479
Ichor Holdings, Ltd. (A)	1,301	32,369
Impinj, Inc. (A)(B)	1,311	23,467
Inphi Corp. (A)(B)	2,906	98,165
Integrated Device Technology, Inc. (A)	19,203	638,308
Intel Corp.	283,309	15,638,657
KLA-Tencor Corp.	9,487	1,074,213
Kopin Corp. (A)(B)	5,174	18,264
Lam Research Corp.	9,860	1,954,055
Lattice Semiconductor Corp. (A)	8,643	49,697
MACOM Technology Solutions
Holdings, Inc. (A)(B)	2,845	64,155
MaxLinear, Inc. (A)	4,220	77,437
Microchip Technology, Inc. (B)	14,162	1,379,096
Micron Technology, Inc. (A)	70,011	4,031,933
MKS Instruments, Inc.	7,815	876,843
Monolithic Power Systems, Inc.	5,656	745,517
Nanometrics, Inc. (A)	1,707	71,643
NeoPhotonics Corp. (A)(B)	2,521	16,437
NVE Corp.	335	37,034
NVIDIA Corp.	36,630	9,237,720
PDF Solutions, Inc. (A)	2,036	25,735
Photronics, Inc. (A)	4,782	41,603
Power Integrations, Inc.	1,964	147,595
Qorvo, Inc. (A)	7,651	613,993
QUALCOMM, Inc.	89,596	5,207,320
Rambus, Inc. (A)	7,404	99,658
Rudolph Technologies, Inc. (A)	2,150	72,025
Semtech Corp. (A)	4,485	217,074
Sigma Designs, Inc. (A)	2,736	16,963
Silicon Laboratories, Inc. (A)	6,102	644,371
Skyworks Solutions, Inc.	11,051	1,089,739
SMART Global Holdings, Inc. (A)	640	28,499
SunPower Corp. (A)(B)	4,172	35,003
Synaptics, Inc. (A)(B)	4,995	209,990
Teradyne, Inc.	14,816	561,675
Texas Instruments, Inc.	59,556	6,664,912
Ultra Clean Holdings, Inc. (A)	2,620	46,164
Veeco Instruments, Inc. (A)	3,327	56,725
Versum Materials, Inc.	8,259	330,112
Xcerra Corp. (A)	3,745	51,569
Xilinx, Inc.	15,448	1,052,163
Xperi Corp.	3,403	67,209
		68,966,051
Software – 6.9%
8x8, Inc. (A)	6,128	114,594
A10 Networks, Inc. (A)	3,657	23,515
ACI Worldwide, Inc. (A)	16,776	405,140
Activision Blizzard, Inc.	60,330	4,278,000
Adobe Systems, Inc. (A)	39,094	9,745,352
Agilysys, Inc. (A)	1,224	17,405
American Software, Inc., Class A	2,005	26,406
ANSYS, Inc. (A)	6,704	1,091,411
Aspen Technology, Inc. (A)	4,992	465,554
Autodesk, Inc. (A)	17,526	2,262,607
Blackbaud, Inc.	6,895	672,056
Blackline, Inc. (A)	1,923	80,035
Bottomline Technologies, Inc. (A)	2,701	128,460
CA, Inc.	24,850	888,139
Cadence Design Systems, Inc. (A)	22,600	959,370
CDK Global, Inc.	9,590	617,117
Citrix Systems, Inc. (A)	10,280	1,085,774
CommVault Systems, Inc. (A)	5,827	398,275
Digimarc Corp. (A)(B)	724	21,177
Ebix, Inc. (B)	1,649	123,015
Electronic Arts, Inc. (A)	24,402	3,194,466
Ellie Mae, Inc. (A)	2,313	245,849
Everbridge, Inc. (A)	1,175	54,132
Fair Isaac Corp. (A)	4,307	792,617
ForeScout Technologies, Inc. (A)	419	12,604
Fortinet, Inc. (A)	10,955	670,227
Glu Mobile, Inc. (A)	7,404	41,759
HubSpot, Inc. (A)	2,386	289,183
Imperva, Inc. (A)	2,357	114,315
Intuit, Inc.	19,352	3,901,363
Manhattan Associates, Inc. (A)	5,153	224,259
Microsoft Corp.	612,188	60,508,662
MicroStrategy, Inc., Class A (A)	666	86,294
Mitek Systems, Inc. (A)	2,355	20,371
MobileIron, Inc. (A)	4,338	18,653
Model N, Inc. (A)	1,676	29,917
Monotype Imaging Holdings, Inc.	2,874	62,078
Oracle Corp.	240,164	11,220,462
Paycom Software, Inc. (A)(B)	3,361	354,485
Paylocity Holding Corp. (A)	1,826	109,104
Pegasystems, Inc.	2,500	154,625
Progress Software Corp.	3,152	119,398
Proofpoint, Inc. (A)	2,985	348,917
PROS Holdings, Inc. (A)	1,847	65,273
PTC, Inc. (A)	8,816	760,292
QAD, Inc., Class A	688	35,673
Qualys, Inc. (A)	2,195	168,905
Rapid7, Inc. (A)	1,903	60,268
RealPage, Inc. (A)	4,015	235,881
Red Hat, Inc. (A)	14,084	2,287,523
RingCentral, Inc., Class A (A)	4,439	336,254
Rosetta Stone, Inc. (A)	1,250	20,275
SailPoint Technologies Holding, Inc. (A)	1,420	37,048
salesforce.com, Inc. (A)	55,019	7,115,607
Symantec Corp.	49,385	1,026,220
Synopsys, Inc. (A)	11,875	1,045,831
Take-Two Interactive Software, Inc. (A)	9,103	1,020,264
Telenav, Inc. (A)	2,615	13,990
The Ultimate Software Group, Inc. (A)	2,202	577,254
TiVo Corp.	8,238	118,627
Tyler Technologies, Inc. (A)	2,672	618,889
Upland Software, Inc. (A)	557	19,929
Varonis Systems, Inc. (A)	1,353	105,060
VASCO Data Security
International, Inc. (A)	2,128	46,071
Verint Systems, Inc. (A)	4,363	184,119
VirnetX Holding Corp. (A)(B)	4,132	13,222
Workiva, Inc. (A)	1,775	46,150
Zendesk, Inc. (A)	6,822	381,282
Zix Corp. (A)	4,078	22,062
		122,339,111
Technology hardware, storage and peripherals – 3.6%
3D Systems Corp. (A)(B)	7,573	93,602
Apple, Inc.	298,210	55,726,503
Avid Technology, Inc. (A)	2,722	13,882
Cray, Inc. (A)	2,772	69,023
Diebold Nixdorf, Inc. (B)	5,308	61,042
Electronics For Imaging, Inc. (A)	3,181	106,341
Hewlett Packard Enterprise Company	92,303	1,406,698

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
HP, Inc.	96,105	$2,117,193
Immersion Corp. (A)	2,084	31,614
NCR Corp. (A)	8,977	270,208
NetApp, Inc.	15,728	1,074,537
Pure Storage, Inc., Class A (A)	6,646	142,623
Seagate Technology PLC	16,820	947,807
Stratasys, Ltd. (A)(B)	3,527	65,602
Super Micro Computer, Inc. (A)	2,694	64,925
USA Technologies, Inc. (A)	3,366	45,273
Western Digital Corp.	17,470	1,458,920
Xerox Corp.	12,544	340,946
		64,036,739
		445,046,290
Materials – 1.7%
Chemicals – 1.0%
A. Schulman, Inc.	1,946	85,138
Advanced Emissions Solutions, Inc. (B)	1,483	16,446
AdvanSix, Inc. (A)	2,044	74,626
AgroFresh Solutions, Inc. (A)(B)	1,726	12,203
Air Products & Chemicals, Inc.	4,794	773,800
Albemarle Corp.	2,489	232,647
American Vanguard Corp.	2,005	43,208
Ashland Global Holdings, Inc.	4,718	366,683
Balchem Corp.	2,170	209,253
Cabot Corp.	4,686	282,332
CF Industries Holdings, Inc.	5,241	215,615
Chase Corp.	482	57,334
DowDuPont, Inc.	51,147	3,279,034
Eastman Chemical Company	3,068	320,023
Ecolab, Inc.	5,662	807,458
Ferro Corp. (A)	5,731	117,256
Flotek Industries, Inc. (A)	4,529	14,176
FMC Corp.	3,031	263,970
FutureFuel Corp.	1,835	24,717
GCP Applied Technologies, Inc. (A)	4,915	155,560
Hawkins, Inc.	730	22,886
HB Fuller Company	3,445	177,590
Ingevity Corp. (A)	2,901	220,882
Innophos Holdings, Inc.	1,330	63,215
Innospec, Inc.	1,642	125,941
International Flavors & Fragrances, Inc.	1,784	217,880
Intrepid Potash, Inc. (A)	6,617	29,644
KMG Chemicals, Inc.	892	59,630
Koppers Holdings, Inc. (A)	1,414	56,984
Kraton Corp. (A)	2,043	99,126
Kronos Worldwide, Inc.	1,564	38,693
LyondellBasell Industries NV, Class A	7,053	790,782
Minerals Technologies, Inc.	5,103	372,519
Monsanto Company	9,603	1,223,998
NewMarket Corp.	697	267,850
Olin Corp.	12,669	409,589
OMNOVA Solutions, Inc. (A)	3,084	31,457
PolyOne Corp.	11,625	487,320
PPG Industries, Inc.	5,551	560,207
PQ Group Holdings, Inc. (A)	2,054	33,727
Praxair, Inc.	6,275	980,532
Quaker Chemical Corp.	884	135,119
Rayonier Advanced Materials, Inc.	3,402	60,930
RPM International, Inc.	10,134	501,633
Sensient Technologies Corp.	6,236	419,371
Stepan Company	1,381	100,399
The Chemours Company	14,038	687,722
The Mosaic Company	7,973	219,178
The Scotts Miracle-Gro Company	3,021	257,178
The Sherwin-Williams Company	1,800	682,650
Trecora Resources (A)	1,408	19,642
Tredegar Corp.	1,830	43,646
Trinseo SA	3,022	218,491
Tronox, Ltd., Class A	6,175	113,435
Valhi, Inc.	1,888	12,140
Valvoline, Inc.	15,168	310,034
		17,403,499
Construction materials – 0.0%
Eagle Materials, Inc.	3,687	399,597
Forterra, Inc. (A)(B)	1,451	12,580
Martin Marietta Materials, Inc.	1,397	311,349
Summit Materials, Inc., Class A (A)	7,554	214,685
U.S. Concrete, Inc. (A)(B)	1,072	65,338
United States Lime & Minerals, Inc.	159	12,561
Vulcan Materials Company	2,858	365,081
		1,381,191
Containers and packaging – 0.2%
AptarGroup, Inc.	4,709	434,735
Avery Dennison Corp.	2,023	212,476
Ball Corp.	7,930	293,014
Bemis Company, Inc.	6,897	291,743
Greif, Inc., Class A	3,719	216,855
Greif, Inc., Class B	370	23,440
International Paper Company	9,033	483,266
Myers Industries, Inc.	1,624	31,830
Owens-Illinois, Inc. (A)	12,366	230,008
Packaging Corp. of America	2,151	252,743
Sealed Air Corp.	3,786	164,918
Silgan Holdings, Inc.	5,607	152,623
Sonoco Products Company	7,543	385,674
UFP Technologies, Inc. (A)	508	15,545
WestRock Company	5,554	327,020
		3,515,890
Metals and mining – 0.4%
AK Steel Holding Corp. (A)(B)	21,740	98,265
Allegheny Technologies, Inc. (A)(B)	18,138	517,296
Carpenter Technology Corp.	6,735	403,696
Century Aluminum Company (A)	3,421	60,620
Cleveland-Cliffs, Inc. (A)(B)	20,403	172,609
Coeur Mining, Inc. (A)	12,708	102,426
Commercial Metals Company	16,741	395,757
Compass Minerals International, Inc. (B)	4,870	318,498
Freeport-McMoRan, Inc.	29,308	495,305
Gold Resource Corp.	3,673	22,920
Haynes International, Inc.	876	37,300
Hecla Mining Company	26,926	101,242
Kaiser Aluminum Corp.	1,120	123,491
Klondex Mines, Ltd. (A)	12,285	29,607
Materion Corp.	1,360	74,188
Newmont Mining Corp.	11,450	445,749
Nucor Corp.	6,895	442,590
Olympic Steel, Inc.	654	15,127
Reliance Steel & Aluminum Company	5,522	516,694
Royal Gold, Inc.	4,962	444,893
Ryerson Holding Corp. (A)	1,223	15,104
Schnitzer Steel Industries, Inc., Class A	1,805	56,226
Steel Dynamics, Inc.	17,898	884,698
SunCoke Energy, Inc. (A)	4,468	60,497
TimkenSteel Corp. (A)	2,762	48,418
United States Steel Corp.	13,335	491,661
Warrior Met Coal, Inc.	2,223	60,399
Worthington Industries, Inc.	6,281	301,174
		6,736,450

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Paper and forest products – 0.1%
Boise Cascade Company	2,638	$125,833
Clearwater Paper Corp. (A)	1,177	28,307
Domtar Corp.	4,753	228,477
KapStone Paper and Packaging Corp.	5,938	204,267
Louisiana-Pacific Corp.	20,892	609,629
Neenah, Inc.	1,123	91,131
PH Glatfelter Company	3,041	53,187
Schweitzer-Mauduit International, Inc.	2,097	91,870
Verso Corp., Class A (A)	2,352	47,581
		1,480,282
		30,517,312
Real estate – 4.4%
Equity real estate investment trusts – 4.3%
Acadia Realty Trust	5,713	147,110
Agree Realty Corp.	1,874	99,210
Alexander & Baldwin, Inc.	9,879	210,521
Alexander’s, Inc.	138	53,475
Alexandria Real Estate Equities, Inc.	8,954	1,118,534
American Assets Trust, Inc.	2,801	101,816
American Campus Communities, Inc.	10,348	414,955
American Tower Corp.	39,052	5,403,625
Americold Realty Trust	3,593	74,016
Apartment Investment & Management
Company, Class A	13,997	571,498
Armada Hoffler Properties, Inc.	3,137	45,173
Ashford Hospitality Trust, Inc.	5,444	40,122
AvalonBay Communities, Inc.	12,242	2,026,541
Bluerock Residential Growth REIT, Inc.	1,993	17,698
Boston Properties, Inc.	13,717	1,670,319
Braemar Hotels & Resorts, Inc.	1,916	21,076
Camden Property Trust	7,025	618,200
CareTrust REIT, Inc.	5,258	86,704
CatchMark Timber Trust, Inc., Class A	3,050	38,735
CBL & Associates Properties, Inc.	12,038	60,912
Cedar Realty Trust, Inc.	6,750	29,633
Chatham Lodging Trust	3,071	63,846
Chesapeake Lodging Trust	4,016	129,436
City Office REIT, Inc.	2,523	31,285
Clipper Realty, Inc.	1,567	13,993
Community Healthcare Trust, Inc.	1,229	34,043
CoreCivic, Inc.	8,962	192,862
CorEnergy Infrastructure Trust, Inc.	848	30,689
CorePoint Lodging, Inc. (A)	2,913	81,244
CoreSite Realty Corp.	2,596	275,591
Corporate Office Properties Trust	7,679	214,244
Cousins Properties, Inc.	60,326	568,271
Crown Castle International Corp.	36,739	3,826,367
CyrusOne, Inc.	7,288	403,609
DCT Industrial Trust, Inc.	7,104	462,684
DiamondRock Hospitality Company	13,682	174,172
Digital Realty Trust, Inc.	18,191	1,955,169
Douglas Emmett, Inc.	12,084	465,113
Duke Realty Corp.	32,041	900,993
Easterly Government Properties, Inc.	2,795	56,599
EastGroup Properties, Inc.	2,282	212,751
Education Realty Trust, Inc.	10,931	399,419
EPR Properties	4,902	300,934
Equinix, Inc.	7,022	2,786,681
Equity Residential	32,773	2,097,144
Essex Property Trust, Inc.	5,847	1,397,608
Extra Space Storage, Inc.	11,157	1,073,861
Farmland Partners, Inc.	2,558	21,769
Federal Realty Investment Trust	6,483	770,764
First Industrial Realty Trust, Inc.	17,147	564,651
Four Corners Property Trust, Inc.	4,059	92,911
Franklin Street Properties Corp.	7,459	57,733
Front Yard Residential Corp.	3,677	38,682
Getty Realty Corp.	2,094	54,674
GGP, Inc.	56,170	1,139,128
Gladstone Commercial Corp.	2,072	38,954
Global Medical REIT, Inc.	1,523	13,616
Global Net Lease, Inc.	4,679	92,363
Government Properties Income Trust	6,863	99,719
Gramercy Property Trust	10,927	301,257
HCP, Inc.	41,561	996,217
Healthcare Realty Trust, Inc.	17,728	482,911
Hersha Hospitality Trust	2,636	56,068
Highwoods Properties, Inc.	7,831	374,557
Hospitality Properties Trust	12,460	360,717
Host Hotels & Resorts, Inc.	65,402	1,414,645
Independence Realty Trust, Inc.	5,830	56,551
Industrial Logistics Properties Trust	1,365	29,047
InfraREIT, Inc.	2,875	61,410
Investors Real Estate Trust	8,538	47,557
Iron Mountain, Inc.	24,871	827,956
iStar, Inc. (A)	4,594	49,753
JBG SMITH Properties	7,080	261,181
Jernigan Capital, Inc.	1,021	20,165
Kilroy Realty Corp.	7,485	569,983
Kimco Realty Corp.	37,713	583,043
Kite Realty Group Trust	5,784	90,751
Lamar Advertising Company, Class A	6,356	439,962
LaSalle Hotel Properties	16,352	560,874
Lexington Realty Trust	15,033	129,735
Liberty Property Trust	11,180	494,268
Life Storage, Inc.	3,527	326,318
LTC Properties, Inc.	2,709	111,448
Mack-Cali Realty Corp.	13,184	260,648
MedEquities Realty Trust, Inc.	2,231	23,381
Medical Properties Trust, Inc.	27,650	375,211
Mid-America Apartment
Communities, Inc.	10,045	939,810
Monmouth Real Estate Investment Corp.	5,035	77,791
National Health Investors, Inc.	2,691	198,650
National Retail Properties, Inc.	11,668	483,405
National Storage Affiliates Trust	3,372	94,821
New Senior Investment Group, Inc.	5,848	43,743
NexPoint Residential Trust, Inc.	1,201	33,292
NorthStar Realty Europe Corp.	3,769	52,804
Omega Healthcare Investors, Inc.	15,056	461,466
One Liberty Properties, Inc.	1,067	27,230
Pebblebrook Hotel Trust	4,687	191,323
Pennsylvania Real Estate
Investment Trust	4,942	54,411
Physicians Realty Trust	12,401	188,743
PotlatchDeltic Corp.	8,645	436,573
Preferred Apartment Communities, Inc.,
Class A	2,659	39,008
Prologis, Inc.	47,361	3,047,680
PS Business Parks, Inc.	1,318	161,534
Public Storage	13,265	2,810,058
QTS Realty Trust, Inc., Class A	3,408	128,584
Quality Care Properties, Inc. (A)	13,556	283,998
Ramco-Gershenson Properties Trust	5,494	67,576
Rayonier, Inc.	9,787	380,421
Realty Income Corp.	25,162	1,341,135
Regency Centers Corp.	13,199	766,598
Retail Opportunity Investments Corp.	7,473	135,411
Rexford Industrial Realty, Inc.	5,255	164,324

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Equity real estate investment trusts (continued)
RLJ Lodging Trust	11,564	$270,598
Ryman Hospitality Properties, Inc.	2,992	250,969
Sabra Health Care REIT, Inc.	25,719	533,155
Safety Income and Growth, Inc.	881	16,898
Saul Centers, Inc.	827	40,986
SBA Communications Corp. (A)	10,349	1,635,866
Select Income REIT	4,381	94,630
Senior Housing Properties Trust	18,016	318,163
Seritage Growth Properties, Class A	1,750	72,905
Simon Property Group, Inc.	27,545	4,413,260
SL Green Realty Corp.	8,056	785,621
STAG Industrial, Inc.	6,463	172,174
Summit Hotel Properties, Inc.	7,196	110,027
Sunstone Hotel Investors, Inc.	15,344	266,832
Tanger Factory Outlet Centers, Inc.	7,167	154,019
Taubman Centers, Inc.	4,618	252,097
Terreno Realty Corp.	3,691	140,664
The GEO Group, Inc.	17,840	442,432
The Macerich Company	9,641	536,329
Tier REIT, Inc.	3,261	71,612
UDR, Inc.	24,023	876,119
UMH Properties, Inc.	2,283	33,583
Uniti Group, Inc.	12,504	262,209
Universal Health Realty Income Trust	880	54,710
Urban Edge Properties	15,146	331,243
Urstadt Biddle Properties, Inc., Class A	2,062	45,055
Ventas, Inc.	31,594	1,726,928
Vornado Realty Trust	15,368	1,071,303
Washington Prime Group, Inc.	13,064	94,975
Washington Real Estate Investment Trust	5,381	154,327
Weingarten Realty Investors	9,057	265,551
Welltower, Inc.	32,863	1,894,552
Weyerhaeuser Company	66,938	2,498,796
Whitestone REIT	2,716	33,244
Xenia Hotels & Resorts, Inc.	7,296	183,640
		76,004,920
Real estate management and development – 0.1%
Altisource Portfolio Solutions SA (A)(B)	755	22,182
CBRE Group, Inc., Class A (A)	26,939	1,244,312
Consolidated-Tomoka Land Company	292	17,540
Forestar Group, Inc. (A)	744	17,410
FRP Holdings, Inc. (A)	454	25,787
HFF, Inc., Class A	2,533	85,413
Jones Lang LaSalle, Inc.	3,443	563,826
Kennedy-Wilson Holdings, Inc.	8,305	169,422
Marcus & Millichap, Inc. (A)	1,094	40,981
Newmark Group, Inc., Class A	1,603	21,528
RE/MAX Holdings, Inc., Class A	1,220	63,562
Redfin Corp. (A)	4,030	89,063
Tejon Ranch Company (A)	1,294	31,832
The RMR Group, Inc., Class A	455	34,398
The St. Joe Company (A)	3,096	55,109
		2,482,365
		78,487,285
Telecommunication services – 0.7%
Diversified telecommunication services – 0.7%
AT&T, Inc.	158,211	5,113,380
ATN International, Inc.	740	39,834
CenturyLink, Inc.	24,836	452,512
Cincinnati Bell, Inc. (A)	2,937	36,125
Cogent Communications Holdings, Inc.	2,852	146,022
Consolidated Communications
Holdings, Inc. (B)	4,596	51,521
Frontier Communications Corp.	5,545	41,199
Globalstar, Inc. (A)	40,309	21,860
Hawaiian Telcom Holdco, Inc. (A)	491	12,908
Intelsat SA (A)(B)	2,507	44,750
Iridium Communications, Inc. (A)(B)	5,773	87,750
Ooma, Inc. (A)	1,486	17,609
ORBCOMM, Inc. (A)	4,826	46,619
pdvWireless, Inc. (A)	691	17,517
Verizon Communications, Inc.	106,374	5,070,849
Vonage Holdings Corp. (A)	13,987	160,151
Windstream Holdings, Inc.	2,843	15,663
		11,376,269
Wireless telecommunication services – 0.0%
Boingo Wireless, Inc. (A)	2,616	56,270
Shenandoah
Telecommunications Company	3,181	101,474
Spok Holdings, Inc.	1,490	22,946
Telephone & Data Systems, Inc.	7,008	179,054
		359,744
		11,736,013
Utilities – 2.6%
Electric utilities – 1.4%
ALLETE, Inc.	7,321	562,399
Alliant Energy Corp.	11,827	489,874
American Electric Power Company, Inc.	24,903	1,692,159
Duke Energy Corp.	35,426	2,733,470
Edison International	16,536	1,027,878
El Paso Electric Company	2,790	163,494
Entergy Corp.	9,060	733,045
Eversource Energy	16,132	920,815
Exelon Corp.	48,859	2,022,274
FirstEnergy Corp.	22,618	778,512
Great Plains Energy, Inc.	16,350	554,919
Hawaiian Electric Industries, Inc.	8,252	283,291
IDACORP, Inc.	7,254	669,979
MGE Energy, Inc.	2,444	145,785
NextEra Energy, Inc.	23,809	3,947,770
OGE Energy Corp.	15,141	530,238
Otter Tail Corp.	2,721	125,710
PG&E Corp.	26,197	1,135,116
Pinnacle West Capital Corp.	5,675	451,787
PNM Resources, Inc.	11,503	459,545
Portland General Electric Company	6,103	260,354
PPL Corp.	35,129	959,724
The Southern Company	50,915	2,286,084
Westar Energy, Inc.	10,783	611,396
Xcel Energy, Inc.	25,839	1,176,191
		24,721,809
Gas utilities – 0.3%
Atmos Energy Corp.	8,412	750,435
Chesapeake Utilities Corp.	1,095	87,436
National Fuel Gas Company	6,505	342,423
New Jersey Resources Corp.	12,547	557,087
Northwest Natural Gas Company	1,948	116,490
ONE Gas, Inc.	7,474	560,924
RGC Resources, Inc. (B)	616	16,293
South Jersey Industries, Inc.	5,494	181,961
Southwest Gas Holdings, Inc.	6,884	521,119
Spire, Inc.	3,194	227,573
UGI Corp.	13,117	662,015
WGL Holdings, Inc.	7,358	648,976
		4,672,732

John Hancock Funds II
Portfolio of Investments — May 31, 2018 (unaudited) (showing percentage of total net assets)

U.S. Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Independent power and renewable electricity producers –
0.1%
AES Corp.	33,232	$423,708
Atlantic Power Corp. (A)(B)	9,326	19,118
NRG Energy, Inc.	15,269	522,658
NRG Yield, Inc., Class A	2,485	43,413
NRG Yield, Inc., Class C	4,469	78,208
Ormat Technologies, Inc.	2,785	144,319
Pattern Energy Group, Inc., Class A (B)	5,538	102,896
TerraForm Power, Inc., Class A	3,226	35,841
		1,370,161
Multi-utilities – 0.7%
Ameren Corp.	12,417	734,962
Avista Corp.	4,360	228,638
Black Hills Corp.	7,723	449,170
CenterPoint Energy, Inc.	21,671	566,263
CMS Energy Corp.	14,316	660,397
Consolidated Edison, Inc.	15,657	1,201,362
Dominion Energy, Inc.	32,891	2,111,273
DTE Energy Company	9,047	926,684
MDU Resources Group, Inc.	14,807	411,635
NiSource, Inc.	17,143	433,718
NorthWestern Corp.	7,124	388,116
Public Service Enterprise Group, Inc.	25,672	1,360,103
SCANA Corp.	7,354	266,950
Sempra Energy	12,885	1,372,639
Unitil Corp.	1,019	49,187
Vectren Corp.	6,296	444,875
WEC Energy Group, Inc.	15,932	1,006,106
		12,612,078
Water utilities – 0.1%
American States Water Company	2,467	138,843
American Water Works Company, Inc.	9,102	756,740
Aqua America, Inc.	13,476	467,617
AquaVenture Holdings, Ltd. (A)	1,014	14,774
Artesian Resources Corp., Class A	621	24,219
Cadiz, Inc. (A)(B)	1,596	20,668
California Water Service Group	3,305	133,026
Connecticut Water Service, Inc.	806	52,003
Consolidated Water Company, Ltd.	1,291	16,977
Middlesex Water Company	1,128	50,128
Pure Cycle Corp. (A)	1,417	13,249
SJW Group	1,133	71,526
The York Water Company	1,003	32,848
		1,792,618
		45,169,398
TOTAL COMMON STOCKS (Cost $1,578,421,596)		$1,723,383,546

PREFERRED SECURITIES – 0.0%
Consumer discretionary – 0.0%
Media – 0.0%
GCI Liberty, Inc., 5.000% (B)	361	8,447
TOTAL PREFERRED SECURITIES (Cost $2,897)		$8,447

SECURITIES LENDING COLLATERAL – 2.0%
John Hancock Collateral Trust,
1.8769% (D)(E)	3,592,005	35,936,215
TOTAL SECURITIES LENDING COLLATERAL (Cost
$35,933,393)		$35,936,215

SHORT-TERM INVESTMENTS – 2.0%
U.S. Government Agency – 1.2%
Federal Home Loan Bank
Discount Notes
1.690%, 06/19/2018 *	$11,200,000	11,189,808
1.755%, 06/28/2018 *	10,000,000	9,986,350
		21,176,158
Repurchase agreement – 0.8%
Repurchase Agreement with State Street
Corp. dated 5-31-18 at 0.740% to be
repurchased at $14,799,304 on 6-1-18,
collateralized by $15,045,000
U.S. Treasury Notes, 2.750% due
5-31-23 (valued at $15,101,419,
including interest)	14,799,000	14,799,000
TOTAL SHORT-TERM INVESTMENTS (Cost $35,976,344)		$35,975,158
Total Investments (U.S. Strategic Equity Allocation Fund)
(Cost $1,650,334,230) – 101.3%		$1,795,303,366
Other assets and liabilities, net – (1.3%)		(23,836,211)
TOTAL NET ASSETS – 100.0%		$1,771,467,155

Security Abbreviations and Legend

(A)	Non-income producing security.
(B)	A portion of this security is on loan as of 5-31-18. The value of securities on loan amounted to $35,160,026.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	The rate shown is the annualized seven-day yield as of 5-31-18.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

DERIVATIVES

FUTURES

						Unrealized
	Number of		Expiration	Notional	Notional	appreciation
Open contracts	contracts	Position	date	basis*	value*	(depreciation)
Russell 2000 E-Mini Index Futures	80	Long	Jun 2018	$6,472,558	$6,536,800	$64,242
S&P 500 Index E-Mini Futures	252	Long	Jun 2018	34,205,434	34,089,300	(116,134)
S&P Mid 400 Index E-Mini Futures	30	Long	Jun 2018	5,807,157	5,841,000	33,843
						$(18,049)

* Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Portfolio of Investments regarding investment transactions and other derivatives information.

Certain funds had the following country composition as a percentage of net assets, unless otherwise indicated, on 5-31-18:

Capital Appreciation Fund
United States	89.8%
China	7.5%
France	1.9%
United Kingdom	0.8%
Total	100.0%

High Yield Fund
United States	78.3%
Canada	5.5%
United Kingdom	5.2%
Netherlands	1.7%
France	1.6%
Luxembourg	1.3%
Other countries	6.4%
Total	100.0%

Mid Value Fund
United States	88.0%
Canada	4.5%
Ireland	2.4%
Denmark	1.4%
Other countries	3.7%
Total	100.0%

Science & Technology Fund
United States	82.8%
China	5.2%
South Korea	2.6%
United Kingdom	1.8%
Switzerland	1.2%
Taiwan	1.2%
Russia	1.1%
Germany	1.0%
Other countries	3.1%
Total	100.0%

Strategic Equity Allocation Fund
United States	60.1%
Japan	9.6%
United Kingdom	4.4%
China	3.4%
France	3.2%
Canada	2.5%
Hong Kong	2.2%
South Korea	1.8%
Australia	1.8%

Germany	1.2%
Other	9.8%
Total	100.0%

Total Return Fund (as a percentage
of total investments)
United States	70.6%
Japan	10.4%
Cayman Islands	5.1%
United Kingdom	3.0%
Denmark	1.8%
Brazil	1.8%
Switzerland	1.2%
Canada	1.2%
Greece	1.0%
Other countries	3.9%
Total	100.0%

Certain funds had the following sector composition as a percentage of net assets on 5-31-18:

International Growth Stock Fund
Financials	22.5%
Consumer staples	18.6%
Information technology	17.4%
Industrials	16.7%
Consumer discretionary	8.3%
Health care	5.0%
Energy	4.0%
Materials	2.4%
Short-term investments and other	5.1%
Total	100.0%

International Small Cap Fund
Consumer discretionary	26.5%
Industrials	18.5%
Financials	12.6%
Information technology	11.6%
Consumer staples	7.6%
Health care	5.8%
Materials	5.8%
Energy	3.3%
Real estate	3.2%
Short-term investments and other	5.1%
Total	100.0%

International Strategic Equity Allocation
Fund
Financials	21.8%
Information technology	12.5%
Industrials	12.2%

Consumer discretionary	11.3%
Consumer staples	8.3%
Materials	7.2%
Energy	6.5%
Health care	6.0%
Real estate	3.8%
Telecommunication services	3.7%
Utilities	2.9%
Short-term investments and other	3.8%
Total	100.0%

International Value Fund
Financials	19.2%
Health care	17.6%
Energy	12.6%
Information technology	9.0%
Industrials	8.9%
Materials	8.2%
Telecommunication services	6.7%
Consumer discretionary	5.7%
Consumer staples	3.7%
Utilities	2.5%
Real estate	0.4%
Short-term investments and other	5.5%
Total	100.0%

John Hancock Funds II
Notes to Portfolio of Investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded funds, held by the funds are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 P.M ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds’ Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2018, all investments of Multi-Index Lifestyle Aggressive Portfolio, Multi-Index Lifestyle Balanced Portfolio, Multi-Index Lifestyle Conservative Portfolio, Multi-Index Lifestyle Growth Portfolio, Multi-Index Lifestyle Moderate Portfolio, Real Estate Securities Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments of Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above.

All investments of Asia Pacific Total Return Bond Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds’ investments as of May 31, 2018, by major security category or type:

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$384,423,326	$351,086,884	$33,336,442	—
Consumer staples	85,272,410	85,272,410	—	—
Energy	19,972,701	19,972,701	—	—
Financials	77,855,520	77,855,520	—	—
Health care	139,802,650	139,802,650	—	—
Industrials	129,653,958	129,653,958	—	—
Information technology	934,059,576	872,800,251	61,259,325	—
Materials	16,009,822	16,009,822	—	—
Securities lending collateral	22,449,838	22,449,838	—	—
Short-term investments	14,298,352	14,298,352	—	—
Total investments in securities	$1,823,798,153	$1,729,202,386	$94,595,767	—

Capital Appreciation Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$133,359,148	$133,359,148	—	—
Consumer staples	110,485,607	110,485,607	—	—
Energy	25,330,391	21,301,337	$4,029,054	—
Financials	134,947,161	134,947,161	—	—
Health care	248,598,316	248,598,316	—	—
Industrials	110,442,714	110,442,714	—	—
Information technology	326,645,882	326,645,882	—	—
Materials	2,070,326	2,070,326	—	—
Real estate	41,622,146	41,622,146	—	—
Utilities	123,423,621	123,423,621	—	—
Preferred securities
Financials	23,557,568	23,557,568	—	—
Health care	18,309,724	18,309,724	—	—
Real estate	1,993,708	—	1,993,708	—
Utilities	26,164,139	26,164,139	—	—
U.S. Government and Agency obligations	81,381,823	—	81,381,823	—
Corporate bonds	295,468,071	—	295,468,071	—
Term loans	32,971,874	—	32,971,874	—
Purchased options	1,672	—	1,672	—
Securities lending collateral	8,613,374	8,613,374	—	—
Short-term investments	77,868,092	77,868,092	—	—
Total investments in securities	$1,823,255,357	$1,407,409,155	$415,846,202	—
Derivatives:
Liabilities
Written options	($8,464,971)	($758,920)	($7,706,051)	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Core Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$974,287,781	—	$972,430,440	$1,857,341
Foreign government obligations	21,481,069	—	21,481,069	—
Corporate bonds	397,583,360	—	397,583,360	—
Municipal bonds	9,812,419	—	9,812,419	—
Collateralized mortgage obligations	193,508,263	—	193,508,263	—
Asset backed securities	250,599,831	—	250,599,831	—
Short-term investments	28,707,582	$28,707,582	—	—
Total investments in securities	$1,875,980,305	$28,707,582	$1,845,415,382	$1,857,341

Global Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$92,320,193	—	$92,320,193	—
Foreign government obligations	65,426,311	—	65,426,311	—
Corporate bonds	123,652,944	—	123,652,944	—
Municipal bonds	4,041,807	—	4,041,807	—
Term loans	295,360	—	295,360	—
Collateralized mortgage obligations	46,897,334	—	46,897,334	—
Asset backed securities	17,551,050	—	17,551,050	—
Common stocks	21,057	$21,057	—	—
Preferred securities	209,153	—	209,153	—
Escrow shares	243,900	—	243,900	—
Purchased options	231,035	3,811	227,224	—
Short-term investments	11,421,737	—	11,421,737	—
Total investments in securities	$362,311,881	$24,868	$362,287,013	—
Liabilities
Securities sold short	($228,362)	—	($228,362)	—
Sale commitments outstanding	(312,632)	—	(312,632)	—
Derivatives:
Assets
Futures	$2,628,786	$2,628,786	—	—
Forward foreign currency contracts	2,381,986	—	$2,381,986	—
Swap contracts	5,840,089	—	5,840,089	—
Liabilities
Futures	(825,861)	(825,861)	—	—
Forward foreign currency contracts	(2,084,680)	—	(2,084,680)	—
Written options	(245,638)	—	(245,638)	—
Swap contracts	(2,841,237)	—	(2,841,237)	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Health Sciences Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$259,338	—	—	$259,338
Health care	311,391,280	$303,873,134	$7,349,015	169,131
Preferred securities
Consumer discretionary	579,093	—	—	579,093
Health care	1,176,594	701,318	475,276	—
Information technology	297,019	—	—	297,019
Convertible bonds	558,332	—	558,332	—
Rights	13,520	13,520	—	—
Short-term investments	1,442,900	1,442,900	—	—
Total investments in securities	$315,718,076	$306,030,872	$8,382,623	$1,304,581

High Yield Fund
Investments in securities:
Assets
Foreign government obligations	$6,746,457	—	$6,746,457	—
Corporate bonds	374,740,299	—	372,068,776	$2,671,523
Convertible bonds	7,654,405	—	7,654,405	—
Term loans	13,784,105	—	13,784,105	—
Collateralized mortgage obligations	1,430,337	—	1,430,337	—
Common stocks	15,092,193	—	4,760,476	10,331,717
Preferred securities	6,096,920	$2,352,511	3,363,526	380,883
Escrow certificates	1,134	—	—	1,134
Securities lending collateral	8,230,322	8,230,322	—	—
Short-term investments	1,039,103	1,039,103	—	—
Total investments in securities	$434,815,275	$11,621,936	$409,808,082	$13,385,257
Derivatives:
Assets
Futures	$108,515	$108,515	—	—
Forward foreign currency contracts	200,720	—	$200,720	—
Swap contracts	21,470	—	21,470	—
Liabilities
Futures	(24,113)	(24,113)	—	—
Forward foreign currency contracts	(354,763)	—	(354,763)	—
Swap contracts	(618,150)	—	(618,150)	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Growth Stock Fund
Investments in securities:
Assets
Common stocks
Australia	$37,349,372	—	$37,349,372	—
Brazil	27,115,013	$21,555,532	5,559,481	—
Canada	66,920,136	66,920,136	—	—
China	38,746,594	9,268,217	29,478,377	—
Denmark	13,781,664	—	13,781,664	—
France	61,473,661	—	61,473,661	—
Germany	73,059,530	—	73,059,530	—
Hong Kong	26,928,230	—	26,928,230	—
Italy	18,206,913	—	18,206,913	—
Japan	51,225,439	—	51,225,439	—
Mexico	16,285,727	16,285,727	—	—
Netherlands	32,595,057	—	32,595,057	—
Singapore	13,291,734	—	13,291,734	—
South Korea	25,933,233	—	25,933,233	—
Spain	10,610,492	—	10,610,492	—
Sweden	19,168,928	—	19,168,928	—
Switzerland	47,056,878	—	47,056,878	—
Taiwan	17,038,547	—	17,038,547	—
Thailand	7,301,674	—	7,301,674	—
Turkey	7,048,768	—	7,048,768	—
United Kingdom	92,290,050	—	92,290,050	—
United States	29,733,174	29,733,174	—	—
Short-term investments	30,735,433	30,735,433	—	—
Total investments in securities	$763,896,247	$174,498,219	$589,398,028	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Investments in securities:
Assets
Common stocks
Belgium	$16,040,249	—	$16,040,249	—
Brazil	14,443,737	$14,443,737	—	—
Canada	46,852,768	46,852,768	—	—
China	34,132,770	3,587,327	30,545,443	—
Denmark	4,084,446	—	4,084,446	—
Finland	26,472,258	—	26,472,258	—
Germany	27,068,737	—	27,068,737	—
Hong Kong	21,797,650	—	21,797,650	—
India	11,392,296	—	11,392,296	—
Italy	28,761,484	—	28,761,484	—
Japan	128,920,345	—	128,920,345	—
Luxembourg	16,390,420	—	16,390,420	—
Netherlands	17,632,093	—	17,632,093	—
Norway	9,312,468	—	9,312,468	—
Philippines	3,300,973	—	3,300,973	—
Poland	5,806,411	—	5,806,411	—
Singapore	639,056	—	—	$639,056
South Korea	18,984,106	—	18,984,106	—
Spain	8,725,264	—	8,725,264	—
Sweden	28,814,938	—	28,814,938	—
Switzerland	18,829,301	5,363,361	13,465,940	—
Taiwan	30,464,966	—	30,464,966	—
Thailand	2,733,000	—	2,733,000	—
Turkey	2,274,160	—	2,274,160	—
United Kingdom	33,971,755	—	33,971,755	—
Preferred securities	2,718,270	2,718,270	—	—
Exchange-traded funds	5,373,846	5,373,846	—	—
Securities lending collateral	36,778,053	36,778,053	—	—
Short-term investments	27,400,000	—	27,400,000	—
Total investments in securities	$630,115,820	$115,117,362	$514,359,402	$639,056

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Australia	$85,594,384	—	$85,594,384	—
Austria	3,128,026	—	3,128,026	—
Belgium	14,058,085	—	14,058,085	—
Brazil	16,027,653	$15,223,114	804,539	—
Canada	115,453,040	115,453,040	—	—
Chile	5,141,076	—	5,141,076	—
China	154,745,377	45,822,490	108,922,887	—
Colombia	1,608,901	1,608,901	—	—
Czech Republic	612,856	—	612,856	—
Denmark	10,030,825	—	10,030,825	—
Finland	17,547,381	—	17,547,381	—
France	145,058,526	—	145,058,526	—
Germany	51,004,868	—	51,004,868	—
Hong Kong	99,640,613	1,201,888	98,438,725	—
Hungary	1,522,627	—	1,522,627	—
Indonesia	8,553,488	—	8,553,488	—
Ireland	9,560,446	580,561	8,979,885	—
Isle of Man	627,968	—	627,968	—
Israel	2,590,844	791,856	1,798,988	—
Italy	26,944,696	—	26,944,696	—
Japan	440,300,176	—	440,300,176	—
Jersey, Channel Islands	629,394	—	629,394	—
Luxembourg	4,406,809	—	4,406,809	—
Macau	3,473,019	—	3,473,019	—
Malaysia	11,725,871	—	11,725,871	—
Malta	27,781	—	27,781	—
Mexico	14,599,551	14,262,274	337,277	—
Netherlands	49,309,341	2,291,400	47,017,941	—
New Zealand	1,978,205	—	1,978,205	—
Norway	12,141,262	—	12,141,262	—
Peru	1,351,690	1,351,690	—	—
Philippines	4,888,940	—	4,888,940	—
Poland	2,616,367	—	2,616,367	—
Portugal	1,992,446	—	1,992,446	—
Romania	92,161	—	92,161	—
Singapore	27,530,957	—	27,530,957	—
South Africa	9,138,489	—	9,138,489	—
South Korea	80,260,171	—	79,772,895	$487,276
Spain	15,917,094	—	15,917,094	—
Sweden	32,117,531	—	32,117,531	—
Switzerland	33,481,931	—	33,481,931	—
Taiwan	51,318,337	—	51,318,337	—
Thailand	11,695,519	—	11,695,519	—
Turkey	3,334,645	—	3,334,645	—
United Kingdom	191,806,133	254,399	191,551,734	—
United States	1,783,535	621,054	1,162,481	—
Preferred securities
Brazil	8,867,464	5,971,270	2,896,194	—
Chile	522,054	—	522,054	—
Colombia	801,367	801,367	—	—
Germany	3,066,603	—	3,066,603	—
Italy	256,417	—	256,417	—
South Korea	4,416,986	—	4,416,986	—
Exchange-traded funds	24,577,217	24,577,217	—	—
Rights	251,958	—	251,958	—
Securities lending collateral	71,392,716	71,392,716	—	—
Short-term investments	57,400,000	—	57,400,000	—
Total investments in securities	$1,948,921,817	$302,205,237	$1,646,229,304	$487,276
Derivatives:
Assets
Futures	$157,363	$157,363	—	—
Liabilities
Futures	(1,702,816)	(1,702,816)	—	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Value Fund
Investments in securities:
Assets
Common stocks
Canada	$70,951,336	$70,951,336	—	—
China	94,885,143	30,964,214	$63,920,929	—
Denmark	19,945,788	—	19,945,788	—
France	77,508,680	—	77,508,680	—
Germany	80,359,180	—	80,359,180	—
Hong Kong	37,297,071	—	37,297,071	—
India	10,903,914	—	10,903,914	—
Ireland	33,997,074	—	33,997,074	—
Israel	28,647,675	28,647,675	—	—
Italy	21,123,595	—	21,123,595	—
Japan	132,004,562	—	132,004,562	—
Luxembourg	16,802,956	—	16,802,956	—
Netherlands	92,125,141	—	92,125,141	—
Singapore	16,581,716	161,304	16,420,412	—
South Korea	72,621,868	15,635,261	56,986,607	—
Sweden	5,527,922	—	5,527,922	—
Switzerland	41,713,699	—	41,713,699	—
Taiwan	26,400,195	—	26,400,195	—
Thailand	20,324,031	—	20,324,031	—
United Kingdom	183,511,340	—	183,511,340	—
Rights	78,477	—	78,477	—
Securities lending collateral	44,298,080	44,298,080	—	—
Short-term investments	50,400,000	—	50,400,000	—
Total investments in securities	$1,178,009,443	$190,657,870	$987,351,573	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$432,360,112	$430,779,372	—	$1,580,740
Consumer staples	15,112,639	15,112,639	—	—
Energy	18,533,246	18,533,246	—	—
Financials	45,549,723	45,549,723	—	—
Health care	269,671,680	262,917,312	$6,754,368	—
Industrials	188,358,742	188,358,742	—	—
Information technology	459,385,245	438,649,050	17,593,544	3,142,651
Materials	43,921,193	43,921,193	—	—
Real estate	9,832,677	9,052,522	—	780,155
Preferred securities	91,145,482	—	—	91,145,482
Warrants	972,800	972,800	—	—
Securities lending collateral	156,997,179	156,997,179	—	—
Short-term investments	2,600,000	—	2,600,000	—
Total investments in securities	$1,734,440,718	$1,610,843,778	$26,947,912	$96,649,028

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Mid Value Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$78,389,267	$78,389,267	—	—
Consumer staples	149,963,703	131,085,063	$18,878,640	—
Energy	146,273,110	146,273,110	—	—
Financials	250,842,079	241,257,088	9,584,991	—
Health care	189,869,881	189,869,881	—	—
Industrials	129,149,894	124,191,560	4,958,334	—
Information technology	20,702,289	20,702,289	—	—
Materials	103,428,480	103,428,480	—	—
Real estate	103,448,177	103,448,177	—	—
Telecommunication services	3,182,559	3,182,559	—	—
Utilities	86,234,670	86,234,670	—	—
Preferred securities	3,341,142	3,341,142	—	—
Securities lending collateral	83,774,317	83,774,317	—	—
Short-term investments	109,613,854	109,613,854	—	—
Total investments in securities	$1,458,213,422	$1,424,791,457	$33,421,965	—

Real Return Bond Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,519,999,235	—	$1,519,999,235	—
Foreign government obligations	51,858,523	—	51,858,523	—
Corporate bonds	40,559,550	—	40,559,550	—
Municipal bonds	600,024	—	600,024	—
Collateralized mortgage obligations	18,397,281	—	18,397,281	—
Asset backed securities	49,999,406	—	49,999,406	—
Common stocks	5,917	$5,917	—	—
Purchased options	648,498	—	648,498	—
Short-term investments	56,150,200	—	56,150,200	—
Total investments in securities	$1,738,218,634	$5,917	$1,738,212,717	—
Liabilities
Sale commitments outstanding	($25,020,314)	—	($25,020,314)	—
Derivatives:
Assets
Futures	$628,555	$628,555	—	—
Forward foreign currency contracts	3,580,389	—	$3,580,389	—
Swap contracts	7,666,574	—	7,666,574	—
Liabilities
Futures	(2,937,610)	(2,937,610)	—	—
Forward foreign currency contracts	(962,687)	—	(962,687)	—
Written options	(525,721)	(48,266)	(477,455)	—
Swap contracts	(4,457,106)	—	(4,457,106)	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$37,400,812	$36,004,287	$1,396,525	—
Health care	6,034,265	3,683,241	2,351,024	—
Industrials	1,891,754	1,891,754	—	—
Information technology	187,142,591	168,631,346	18,511,245	—
Materials	1,395,867	1,395,867	—	—
Telecommunication services	567,681	—	567,681	—
Preferred securities	2,552,279	—	—	$2,552,279
Exchange-traded funds	6,238,000	6,238,000	—	—
Securities lending collateral	7,701,417	7,701,417	—	—
Short-term investments	13,630,795	7,887,795	5,743,000	—
Total investments in securities	$264,555,461	$233,433,707	$28,569,475	$2,552,279

Small Cap Stock Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$37,591,173	$37,591,173	—	—
Consumer staples	4,241,773	4,241,773	—	—
Energy	3,042,450	3,042,450	—	—
Financials	17,150,309	17,150,309	—	—
Health care	49,508,896	49,508,896	—	—
Industrials	36,082,157	36,082,157	—	—
Information technology	68,161,856	65,926,295	$2,023,479	$212,082
Materials	12,031,762	12,031,762	—	—
Real estate	2,749,316	2,749,316	—	—
Telecommunication services	1,055,106	1,055,106	—	—
Preferred securities	1,241,346	—	—	1,241,346
Securities lending collateral	20,353,371	20,353,371	—	—
Total investments in securities	$253,209,515	$249,732,608	$2,023,479	$1,453,428

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$857,341,272	$539,754,453	$317,585,057	$1,762
Consumer staples	440,743,043	202,874,373	237,868,670	—
Energy	526,087,598	372,692,431	153,395,167	—
Financials	1,252,037,580	709,125,803	542,911,777	—
Health care	848,486,640	662,448,470	185,937,627	100,543
Industrials	910,129,153	550,876,170	358,909,185	343,798
Information technology	1,517,175,464	1,204,633,588	312,510,736	31,140
Materials	299,594,132	111,740,815	187,397,074	456,243
Real estate	318,208,131	203,239,450	114,968,681	—
Telecommunication services	143,350,553	38,980,814	104,369,739	—
Utilities	204,868,971	121,090,224	83,778,747	—
Preferred securities
Consumer discretionary	4,804,153	470,445	4,333,708	—
Consumer staples	2,460,110	403,059	2,057,051	—
Energy	2,505,241	2,505,241	—	—
Financials	11,186,821	6,108,793	5,078,028	—
Information technology	5,610,595	—	5,610,595	—
Materials	1,955,191	771,881	1,183,310	—
Telecommunication services	683,810	683,810	—	—
Utilities	335,759	213,723	122,036	—
Exchange-traded funds	40,232,124	40,232,124	—	—
Rights	416,274	623	415,651	—
Warrants	5,446	5,446	—	—
Securities lending collateral	149,078,100	149,078,100	—	—
Short-term investments	162,388,788	—	162,388,788	—
Total investments in securities	$7,699,684,949	$4,917,929,836	$2,780,821,627	$933,486
Derivatives:
Assets
Futures	$2,293,913	$2,293,913	—	—
Forward foreign currency contracts	2,977,903	—	$2,977,903	—
Liabilities
Futures	(2,543,834)	(2,543,834)	—	—
Forward foreign currency contracts	(2,825,836)	—	(2,825,836)	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Total Return Fund
Investments in securities:
Assets
U.S. Government and Agency obligations	$1,537,340,575	—	$1,537,340,575	—
Foreign government obligations	47,407,410	—	47,407,410	—
Corporate bonds	936,311,298	—	936,311,298	—
Municipal bonds	9,947,500	—	9,947,500	—
Collateralized mortgage obligations	244,838,606	—	244,838,606	—
Asset backed securities	374,395,247	—	374,395,247	—
Preferred securities	6,486,002	—	6,486,002	—
Purchased options	1,321,779	$56,672	1,265,107	—
Short-term investments	471,090,203	—	471,090,203	—
Total investments in securities	$3,629,138,620	$56,672	$3,629,081,948	—
Liabilities
Sale commitments outstanding	($6,686,718)	—	($6,686,718)	—
Derivatives:
Assets
Futures	$1,394,920	$1,394,920	—	—
Forward foreign currency contracts	17,289,828	—	$17,289,828	—
Swap contracts	15,717,663	—	15,717,663	—
Liabilities
Futures	(7,985,938)	(7,985,938)	—	—
Forward foreign currency contracts	(7,845,292)	—	(7,845,292)	—
Written options	(3,659,991)	(67,855)	(3,592,136)	—
Swap contracts	(4,518,162)	—	(4,518,162)	—

U.S. High Yield Bond Fund
Investments in securities:
Assets
Corporate bonds	$256,573,423	—	$256,573,423	—
Convertible bonds	3,157,324	—	3,157,324	—
Term loans	6,483,256	—	6,483,256	—
Rights	118,264	—	118,264	—
Securities lending collateral	7,735,022	$7,735,022	—	—
Short-term investments	5,167,738	5,167,738	—	—
Total investments in securities	$279,235,027	$12,902,760	$266,332,267	—

	Total Value at 5-31-18	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Strategic Equity Allocation Fund
Investments in securities:
Assets
Common stocks
Consumer discretionary	$200,178,578	$200,169,648	$8,241	$689
Consumer staples	72,068,629	72,068,629	—	—
Energy	128,972,740	128,972,740	—	—
Financials	244,406,036	244,404,895	1,141	—
Health care	259,228,445	259,228,445	—	—
Industrials	207,572,820	207,572,820	—	—
Information technology	445,046,290	445,046,290	—	—
Materials	30,517,312	30,517,312	—	—
Real estate	78,487,285	78,487,285	—	—
Telecommunication services	11,736,013	11,736,013	—	—
Utilities	45,169,398	45,169,398	—	—
Preferred securities	8,447	8,447	—	—
Securities lending collateral	35,936,215	35,936,215	—	—
Short-term investments	35,975,158	—	35,975,158	—
Total investments in securities	$1,795,303,366	$1,759,318,137	$35,984,540	$689
Derivatives:
Assets
Futures	$98,085	$98,085	—	—
Liabilities
Futures	(116,134)	(18,049)	—	—

For International Growth Stock Fund, securities with market value of approximately $8,137,000 at the beginning of the year were transferred from Level 1 to Level 2 during the period since quoted prices in active markets for identical securities were no longer available and securities were valued using other significant observable inputs.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

High Yield Fund	Corporate bonds	Term loans	Common stocks	Preferred securities	Escrow certificates	Total
Balance as of 8-31-17	$2,392,473	$438,311	$4,128,515	$352,692	$1,134	$7,313,125
Realized gain (loss)	(584)	6,509	-	-	-	5,925
Change in unrealized appreciation (depreciation)	20,935	(2,081)	6,203,202	-	-	6,222,056
Purchases	258,699	-	-	28,191	-	286,890
Sales	-	(442,739)	-	-	-	(442,739)
Transfers into Level 3	-	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-	-
Balance as of 5-31-18	$2,671,523	-	$10,331,717	$380,883	$1,134	$13,385,257
Change in unrealized at period end*	$20,351	-	$6,203,202	-	-	$6,223,553

Mid Cap Stock Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-17	$7,712,625	$119,209,438	$126,922,063
Realized gain (loss)	727,906	(22,599)	705,307
Change in unrealized appreciation (depreciation)	(1,570,703)	(4,148,049)	(5,718,752)
Purchases	-	-	-
Sales	(1,366,282)	(17,376,911)	(18,743,193)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	(6,516,397)	(6,516,397)
Balance as of 5-31-18	$5,503,546	$91,145,482	$96,649,028
Change in unrealized at period end*	($1,570,703)	($2,538,843)	($4,109,546)

Science & Technology Fund	Common stocks	Preferred securities	Total
Balance as of 8-31-17	$86,351	$3,555,106	$3,641,457
Realized gain (loss)	9,688	336,077	345,765
Change in unrealized appreciation (depreciation)	25,369	5,766	31,135
Purchases	-	-	-
Sales	(121,408)	(1,344,670)	(1,466,078)
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of 5-31-18	-	$2,552,279	$2,552,279
Change in unrealized at period end*	-	($46,550)	($46,550)

* Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.

High Yield Fund
	Fair Value at 5-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$10,286,158	Market Approach	EV/EBITDA multiple Discount	6.85x - 18.10x (weighted average 8.78x) 10% - 25% (weighted average 19.65%)
	45,559	Market Approach	Estimated liquidation value	$0.38
	$10,331,717
Preferred Securities	$380,883	Market Approach	Estimated liquidation value	$0.01
Escrow Certificates	$1,134	Market Approach	Estimated liquidation value	$0.03
Corporate Bonds	$2,671,523	Market Approach	Yield	9.14%

Total	$13,385,257

Mid Cap Stock Fund
	Fair Value at 5-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Common Stocks	$2,360,895	Market Approach	Prior / recent transactions	$11.50 - $51.81 (weighted average $26.24)
	3,000,518	Market Approach	EV to revenue multiple Discount	3.62x 25%
	142,133	Market Approach	Expected future value Discount	$0.24 20%
$5,503,546
Preferred Securities	$8,766,541	Market Approach	EV to revenue multiple Discount OPM - Volatility	3.16x - 6.23x (weighted average 4.31x) 25% 30% - 40% (weighted average 36.25%)
	18,965,852	Market Approach	EV to revenue multiple Discount	1.41x - 8.05x (weighted average 4.51x) 17.5% - 25% (weighted average 19.24%)
	84,762	Market Approach	Expected future value Discount	$0.36 55%
	11,089,229	Market Approach	EV to gross profit multiple Discount	9.15x 17.5%
	21,016,546	Market Approach	Prior / recent transactions	$15.31 - $51.81 (weighted average $48.39)
	31,222,552	Market Approach	Prior / recent transactions Discount	$40 3.53%
$91,145,482
Total	$96,649,028

Science & Technology Fund
	Fair Value at 5-31-18	Valuation Technique	Significant Unobservable Inputs	Input/ Range

Preferred Securities	$1,756,390	Market Approach	EV to revenue multiple Discount	5.06x 17.5%
	795,889	Market Approach	Prior / recent transactions	$47.38

Total	$2,552,279

A change to unobservable inputs of a fund's Level 3 securities may result in changes to the fair value measurement, as follows:

Significant Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Discount	Decrease	Increase
Enterprise value to earnings before interest, taxes, depreciation and amortization (EV/EBITDA) multiple	Increase	Decrease
Enterprise value (“EV”) to gross profit multiple	Increase	Decrease
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Estimated liquidation value	Increase	Decrease
Expected future value	Increase	Decrease
Options Pricing Method (OPM) - Volatility	Variable	Variable
Prior/recent transactions	Increase	Decrease
Yield	Decrease	Increase

Repurchase agreements. The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Portfolio of Investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

When-issued/delayed-delivery securities. The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments or in a schedule to the Portfolio of Investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s NAV. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date.

Term loans (Floating rate loans). The funds may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund’s income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund’s exposure to such investments is substantial, could impair the fund’s ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Inflation-indexed bonds. Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded. If these decreases are in excess of income previously recorded, an adjustment to the cost of the security is made.

Payment-in-kind bonds. The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the funds may need to sell other investments to make distributions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the funds may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities also have the risk that the funds may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Derivative instruments. Certain funds may invest in derivatives in order to meet their investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

The following table details how the funds used futures contracts during the period ended May 31, 2018:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated interest rate changes and manage duration of the fund
Global Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
High Yield Fund	To manage against anticipated interest rate changes
International Strategic Equity Allocation Fund	To maintain diversity of the fund
Real Return Bond Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
Total Return Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund
U.S. Strategic Equity Allocation Fund	To gain exposure to foreign bond markets, gain exposure to treasury markets, maintain diversity of the fund, manage against anticipated interest rate changes, and manage duration of the fund

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor a fund thereby reducing the fund’s total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following table details how the funds used forward foreign currency contracts during the period ended May 31, 2018:

Fund	Reason
Asia Pacific Total Return Bond Fund	To manage against anticipated changes in currency exchange rates
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
High Yield Fund	To manage against anticipated changes in currency exchange rates
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
Strategic Equity Allocation Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage currency exposure, and to maintain diversity of the fund

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of Investments and subsequently “marked-to-market” to reflect current market value. When a fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect current market value of the option written.

An interest rate swaption is an option to enter into an interest rate swap. A credit default swaption is an option to enter into a credit default swap. Inflation floors (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “floor.” Inflation caps (OTC) are instruments where in return for a premium, one party agrees to make payments to the other to the extent that the interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.” An interest rate cap or floor is an over-the-counter investment instrument designed to protect lenders of adjustable or floating-rate securities from losses due to changing interest rates. An interest rate cap seller pays a buyer when the indexed interest rate rises above the cap’s strike rate, thus hedging against losses on rising rates. An interest rate floor seller pays a buyer when the indexed interest rate falls below the floors’ strike rate, thus hedging against losses on falling rates. Fundamentally, interest rate floors and caps are put options placed on a floating-rate index.

The following table details how the funds used purchased options during the period ended May 31, 2018:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage duration of the fund, manage against anticipated changes in interest rates and currency exchange rates, maintain diversity of the fund, and gain exposure to foreign currencies
Real Return Bond Fund	To maintain diversity of the fund
Total Return Fund	To maintain diversity of the fund

The following table details how the funds used written option contracts during the period ended May 31, 2018:

Fund	Reason
Capital Appreciation Value Fund	To manage against anticipated changes in securities markets
Global Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, and maintain diversity of the fund
Real Return Bond Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, gain exposure to treasury markets, and maintain diversity of the fund
Total Return Fund	To manage against anticipated changes in currency exchange rates, manage against anticipated interest rate changes, gain exposure to foreign currencies, manage duration of the fund, and maintain diversity of the fund

Swaps. Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

Upfront payments made/received by the funds are amortized/accreted for financial reporting purposes. A termination payment by the counterparty or a fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps. Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following table details how the funds used interest rate swap contracts during the period ended May 31, 2018:

Fund	Reason
Global Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Real Return Bond Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased
Total Return Fund	To manage against anticipated interest rate changes, manage duration of the fund, and as a substitute for securities purchased

Credit default swaps. Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The funds may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the funds may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer

The following table details how the funds used credit default swap contracts as Buyer of protection during the period ended May 31, 2018:

Fund	Reason
Global Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased
High Yield Fund	To manage against potential credit events
Real Return Bond Fund	To manage against potential credit events, gain exposure to a credit index, and as a substitute for securities purchased

Credit default swaps – Seller

Implied credit spreads are utilized in determining the market value of CDS agreements in which a fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement.

For CDS agreements where implied credit spreads are not reported or available, the average credit rating on the underlying index is shown. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s creditworthiness and a greater likelihood of a credit event occurring. This is also represented by a decrease in the average credit rating of the underlying index. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following table details how the funds used credit default swap contracts as Seller of protection during the period ended May 31, 2018:

Fund	Reason
Global Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
High Yield Fund	To take a long position in the exposure of the benchmark credit
Real Return Bond Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased
Total Return Fund	To take a long position in the exposure of the benchmark credit, gain exposure to a credit index, and as a substitute for securities purchased

Currency swaps. Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following table details how the funds used currency swap contracts during the period ended May 31, 2018:

Fund	Reason
Global Bond Fund	To manage against anticipated currency exchange rate changes, maintain diversity of the fund, and as a substitute for securities purchased

Inflation swaps. In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even.

The following table details how the funds used inflation swap contracts during the period ended May 31, 2018:

Fund	Reason
Real Return Bond Fund	To take a position on current versus future inflation expectations

Volatility swaps. Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the price variance is less than the strike price. As a payer of the realized price variance, the fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price. Payments on volatility swaps will be greater if they are based upon the mathematical square of volatility (which is referred to as “variance”). This type of volatility swap is referred to as a variance swap.

The following table details how the funds used volatility swap contracts during the period ended May 31, 2018:

Fund	Reason
Global Bond Fund	To gain direct exposure to the volatility of an asset

Investment in affiliated underlying portfolios. John Hancock Multi-Index Lifestyle Portfolios (the portfolios) invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the portfolios’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Multi-Index Lifestyle Aggressive
Portfolio

John Hancock Collateral Trust	-	1,417,101	(1,150,876)	266,225	-	-	($498)	$18	$2,663,453

Strategic Equity Allocation	11,751,624	4,925,704	(953,266)	15,724,062	$3,465,461	$25,135,025	(485,085)	(13,055,076)	204,727,287
					$3,465,461	$25,135,025	($485,583)	($13,055,058)	$207,390,740
Multi-Index Lifestyle Balanced
Portfolio

John Hancock Collateral Trust	-	13,273,013	(10,833,465)	2,439,548	-	-	($6,854)	$2,785	$24,406,459

Strategic Equity Allocation	20,403,818	6,424,224	(1,329,759)	25,498,283	$5,825,054	$42,249,183	(273,447)	(21,296,049)	331,987,644
					$5,825,054	$42,249,183	($280,301)	($21,293,264)	$356,394,103

Multi-Index Lifestyle
Conservative Portfolio

John Hancock Collateral Trust	-	5,436,697	(4,587,775)	848,922	-	-	($1,317)	$181	$8,493,037

Strategic Equity Allocation	1,140,612	590,916	(316,688)	1,414,840	$326,731	$2,369,781	128,995	(1,287,445)	18,421,216
					$326,731	$2,369,781	$127,678	($1,287,264)	$26,914,253

Multi-Index Lifestyle Growth
Portfolio

John Hancock Collateral Trust	-	11,655,975	(9,778,713)	1,877,262	-	-	($3,830)	$2,164	$18,781,066

Strategic Equity Allocation	23,212,450	7,850,865	(1,516,697)	29,546,618	$6,718,706	$48,730,848	(593,195)	(24,640,849)	384,696,965
					$6,718,706	$48,730,848	($597,025)	($24,638,685)	$403,478,031

Multi-Index Lifestyle Moderate
Portfolio

John Hancock Collateral Trust	-	5,409,084	(4,155,146)	1,253,938	-	-	($2,650)	$356	$12,545,025

Strategic Equity Allocation	3,728,451	1,396,295	(515,250)	4,609,496	$1,069,728	$7,758,747	(28,867)	(3,913,993)	60,015,638
					$1,069,728	$7,758,747	($31,517)	($3,913,637)	$72,560,663

Direct placement securities. The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at May 31, 2018:

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund's net assets		Value as of 5-31-18
Health Sciences Fund	Acerta Pharma BV, Class B	2/8/2016	$146,475	4,892,850	4,892,850	0.1%		$414,914
Health Sciences Fund	Doximity, Inc.	4/10/2014	307,268	63,738	63,738	0.1%		297,019
Health Sciences Fund	JAND, Inc., Class A	4/23/2015	194,538	16,938	16,938	0.1%		259,338
Health Sciences Fund	JAND, Inc., Series D	4/23/2015	434,397	37,822	37,822	0.2%		579,093
								$1,550,364

High Yield Fund	New Cotai, Inc., Class B	4/12/2013	$0	11	11	0.1%		$589,120

Mid Cap Stock Fund	Coupang LLC	11/20/2014	7,607,320	2,300,670	2,300,670	0.7%		$11,089,229
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	3,259,192	2,143,227	2,143,227	0.2%		3,000,518
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	5,083,384	2,958,957	2,958,957	0.4%		6,509,705
Mid Cap Stock Fund	JAND, Inc., Class A	4/23/2015	635,744	57,523	57,523	0.1%		880,735
Mid Cap Stock Fund	JAND, Inc., Series D	4/23/2015	1,419,614	128,449	128,449	0.1%		1,966,683
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	4,276,874	392,767	392,767	0.2%		3,283,532
Mid Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	5,713,656	507,686	507,686	0.3%		5,483,009
Mid Cap Stock Fund	Pinterest, Inc., Series G	3/16/2015	6,593,991	960,835	960,835	0.5%		8,051,797
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	1,699,979	60,870	60,870	0.0%	*	700,005
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	3,966,620	142,030	142,030	0.3%		4,404,350
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	12,551,361	1,336,524	809,084	2.0%		31,222,552
	Sold: 527,440 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	250,733	41,429	15,058	0.0%	*	780,155
	Sold: 26,371 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	4,418,925	205,905	205,905	0.7%		10,667,938
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	3,472,011	161,782	161,782	0.5%		8,381,925
								$96,422,133

Science & Technology Fund	Airbnb, Inc., Series E	7/14/2015	$1,526,562	16,398	16,398	0.7%		$1,756,390
Science & Technology Fund	Xiaoju Kuaizhi, Inc.	10/19/2015	460,705	16,798	16,798	0.3%		795,889
								$2,552,279

Small Cap Stock Fund	DraftKings, Inc.	7/13/2015	$571,817	151,487	151,487	0.1%		$212,082
Small Cap Stock Fund	MarkLogic Corp., Series F	4/27/2015	839,997	72,325	72,325	0.3%		781,110
Small Cap Stock Fund	The Honest Company, Inc., Series D	8/3/2015	585,435	12,795	12,795	0.2%		460,236
								$1,453,428
* Less than 0.05%

For additional information on the funds’ significant accounting policies, please refer to the funds’ most recent semiannual or annual shareholder report.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based upon their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: John Hancock Funds II

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President

Date: July 16, 2018

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date: July 16, 2018